================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-4146

--------------------------------------------------------------------------------

                               JOHN HANCOCK TRUST

--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                      601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.38%
ADVERTISING - 0.21%
Monster Worldwide, Inc. *                             16,359   $         815,660
Omnicom Group, Inc.                                   23,133           1,925,822
The Interpublic Group of Companies, Inc.
   * (a)                                              55,702             532,511
                                                               -----------------
                                                                       3,273,993
AEROSPACE - 2.06%
Boeing Company                                       103,555           8,070,041
General Dynamics Corp.                                51,790           3,313,524
Goodrich Corp.                                        15,967             696,321
Lockheed Martin Corp.                                 46,353           3,482,501
Northrop Grumman Corp.                                45,375           3,098,659
Raytheon Company                                      57,719           2,645,839
Rockwell Collins, Inc.                                22,290           1,256,041
Textron, Inc.                                         17,126           1,599,397
United Technologies Corp.                            131,377           7,615,925
                                                               -----------------
                                                                      31,778,248
AGRICULTURE - 0.38%
Archer-Daniels-Midland Company                        84,591           2,846,487
Monsanto Company                                      34,852           2,953,707
                                                               -----------------
                                                                       5,800,194
AIR TRAVEL - 0.11%
Southwest Airlines Company                            91,615           1,648,154
ALUMINUM - 0.22%
Alcoa, Inc.                                          112,797           3,447,076
APPAREL & TEXTILES - 0.41%
Cintas Corp.                                          17,825             759,701
Coach, Inc. *                                         49,599           1,715,133
Jones Apparel Group, Inc.                             14,776             522,627
Liz Claiborne, Inc.                                   13,602             557,410
NIKE, Inc., Class B                                   24,487           2,083,844
VF Corp.                                              11,403             648,831
                                                               -----------------
                                                                       6,287,546
AUTO PARTS - 0.23%
AutoZone, Inc. *                                       7,147             712,484
Genuine Parts Company                                 22,372             980,565
Johnson Controls, Inc.                                25,122           1,907,514
                                                               -----------------
                                                                       3,600,563
AUTO SERVICES - 0.03%
AutoNation, Inc. *                                    23,436             505,046
AUTOMOBILES - 0.32%
Ford Motor Company (a)                               241,184           1,919,825
General Motors Corp. (a)                              73,166           1,556,241
PACCAR, Inc.                                          21,903           1,543,723
                                                               -----------------
                                                                       5,019,789
BANKING - 6.06%
AmSouth Bancorp.                                      44,710           1,209,405
Bank of America Corp.                                600,942          27,366,899
Bank of New York Company, Inc.                        99,796           3,596,648
BB&T Corp.                                            69,273           2,715,502
Comerica, Inc.                                        21,061           1,220,906
Compass Bancshares, Inc.                              15,991   $         809,305
Fifth Third Bancorp.                                  71,887           2,829,472
First Horizon National Corp. (a)                      16,302             678,978
Golden West Financial Corp.                           33,129           2,249,459
Huntington Bancshares, Inc.                           32,181             776,528
KeyCorp                                               52,420           1,929,056
M&T Bank Corp.                                        10,266           1,171,761
Marshall & Ilsley Corp.                               27,154           1,183,371
National City Corp.                                   70,822           2,471,688
North Fork Bancorporation, Inc.                       61,544           1,774,314
Northern Trust Corp.                                  23,967           1,258,268
Regions Financial Corp. (a)                           59,043           2,076,542
Sovereign Bancorp, Inc.                               46,209           1,012,439
SunTrust Banks, Inc.                                  47,971           3,490,370
US Bancorp                                           233,000           7,106,500
Wachovia Corp.                                       209,927          11,766,408
Wells Fargo Company                                  216,828          13,848,804
Zions Bancorp.                                        13,503           1,117,103
                                                               -----------------
                                                                      93,659,726
BIOTECHNOLOGY - 1.19%
Amgen, Inc. *                                        151,199          10,999,727
Applera Corp.                                         23,712             643,544
Biogen Idec, Inc. *                                   44,520           2,096,892
Chiron Corp. * (a)                                    14,151             648,257
Genzyme Corp. *                                       33,612           2,259,399
MedImmune, Inc. *                                     33,051           1,209,006
Millipore Corp. *                                      6,737             492,205
                                                               -----------------
                                                                      18,349,030
BROADCASTING - 0.68%
CBS Corp., Class B                                    99,974           2,397,377
Clear Channel Communications, Inc.                    66,868           1,939,841
News Corp.                                           310,576           5,158,667
Univision Communications, Inc., Class
   A *                                                28,928             997,148
                                                               -----------------
                                                                      10,493,033
BUILDING MATERIALS & CONSTRUCTION -
   0.18%
American Standard Companies, Inc.                     23,061             988,394
Masco Corp.                                           53,861           1,749,944
                                                               -----------------
                                                                       2,738,338
BUSINESS SERVICES - 1.65%
Affiliated Computer Services, Inc.,
   Class A *                                          15,205             907,130
Automatic Data Processing, Inc.                       74,985           3,425,315
Cendant Corp.                                        130,440           2,263,134
Computer Sciences Corp. *                             24,129           1,340,366
Convergys Corp. *                                     18,092             329,455
Electronic Data Systems Corp.                         66,568           1,786,019
Equifax, Inc.                                         16,744             623,547
First Data Corp.                                      99,249           4,646,838
Fluor Corp. (a)                                       11,233             963,791
H & R Block, Inc.                                     42,390             917,744
Moody's Corp.                                         31,474           2,249,132
NCR Corp. *                                           23,547             984,029

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Paychex, Inc.                                         43,219   $       1,800,504
Pitney Bowes, Inc.                                    29,367           1,260,725
R.R. Donnelley & Sons Company                         27,941             914,230
Robert Half International, Inc.                       22,188             856,679
Unisys Corp. *                                        44,244             304,841
                                                               -----------------
                                                                      25,573,479
CABLE AND TELEVISION - 1.35%
Comcast Corp., Class A *                             276,697           7,238,393
Time Warner, Inc.                                    582,900           9,786,891
Viacom, Inc. *                                        99,982           3,879,302
                                                               -----------------
                                                                      20,904,586
CELLULAR COMMUNICATIONS - 0.48%
Motorola, Inc.                                       323,402           7,409,140
CHEMICALS - 1.25%
Air Products & Chemicals, Inc.                        28,804           1,935,341
Ashland, Inc.                                          9,220             655,357
Dow Chemical Company                                 125,166           5,081,740
E.I. Du Pont De Nemours & Company (a)                119,027           5,024,130
Eastman Chemical Company                              10,562             540,563
Engelhard Corp.                                       16,012             634,235
Hercules, Inc. *                                      14,605             201,549
PPG Industries, Inc.                                  21,391           1,355,120
Praxair, Inc.                                         41,761           2,303,119
Rohm & Haas Company                                   18,633             910,595
Sigma-Aldrich Corp. (a)                                8,652             569,215
Tronox, Inc. *                                         3,052              51,854
                                                               -----------------
                                                                      19,262,818
COLLEGES & UNIVERSITIES - 0.06%
Apollo Group, Inc., Class A *                         18,192             955,262
COMPUTERS & BUSINESS EQUIPMENT - 4.72%
Apple Computer, Inc. *                               110,191           6,911,179
Cisco Systems, Inc. *                                795,765          17,244,227
Dell, Inc. *                                         304,501           9,061,950
EMC Corp. *                                          307,506           4,191,307
Gateway, Inc. * (a)                                   34,193              74,883
Hewlett-Packard Company                              365,944          12,039,558
International Business Machines Corp.                202,780          16,723,267
Lexmark International, Inc. * (a)                     14,011             635,819
Network Appliance, Inc. *                             48,410           1,744,212
Parametric Technology Corp. *                         14,372             234,695
Sun Microsystems, Inc. *                             447,786           2,297,142
Xerox Corp. *                                        120,494           1,831,509
                                                               -----------------
                                                                      72,989,748
CONSTRUCTION & MINING EQUIPMENT - 0.13%
National Oilwell, Inc. *                              22,606           1,449,497
Rowan Companies, Inc. *                               14,143             621,726
                                                               -----------------
                                                                       2,071,223
CONSTRUCTION MATERIALS - 0.14%
Louisiana-Pacific Corp.                               13,719             373,157
Sherwin-Williams Company                              14,349             709,414
Vulcan Materials Company                              12,989   $       1,125,497
                                                               -----------------
                                                                       2,208,068
CONTAINERS & GLASS - 0.14%
Ball Corp.                                            13,493             591,398
Bemis Company, Inc.                                   13,624             430,246
Pactiv Corp. *                                        18,538             454,923
Sealed Air Corp.                                      10,531             609,429
                                                               -----------------
                                                                       2,085,996
COSMETICS & TOILETRIES - 2.26%
Alberto Culver Company, Class B                        9,774             432,304
Avon Products, Inc.                                   58,287           1,816,806
Colgate-Palmolive Company                             66,677           3,807,257
Estee Lauder Companies, Inc., Class A                 15,417             573,358
International Flavors & Fragrances, Inc.              10,214             350,544
Kimberly-Clark Corp.                                  59,625           3,446,325
Procter & Gamble Company                             425,548          24,520,076
                                                               -----------------
                                                                      34,946,670
CRUDE PETROLEUM & NATURAL GAS - 2.91%
Amerada Hess Corp.                                    10,355           1,474,552
Apache Corp.                                          42,736           2,799,635
Burlington Resources, Inc.                            49,049           4,508,094
Chesapeake Energy Corp. (a)                           48,340           1,518,359
ChevronTexaco Corp.                                  288,023          16,696,693
Devon Energy Corp.                                    57,169           3,497,028
EOG Resources, Inc.                                   31,381           2,259,432
Marathon Oil Corp.                                    47,458           3,614,876
Occidental Petroleum Corp.                            55,733           5,163,662
Sunoco, Inc.                                          17,229           1,336,454
XTO Energy, Inc.                                      46,991           2,047,398
                                                               -----------------
                                                                      44,916,183
DOMESTIC OIL - 0.07%
Murphy Oil Corp.                                      21,364           1,064,354
DRUGS & HEALTH CARE - 0.55%
Wyeth                                                173,898           8,437,531
ELECTRICAL EQUIPMENT - 0.47%
American Power Conversion Corp.                       22,237             513,897
Cooper Industries, Ltd., Class A                      11,878           1,032,198
Emerson Electric Company                              53,228           4,451,458
Molex, Inc.                                           18,435             612,042
Symbol Technologies, Inc. (a)                         32,731             346,294
Tektronix, Inc.                                       10,559             377,062
                                                               -----------------
                                                                       7,332,951
ELECTRICAL UTILITIES - 2.30%
Allegheny Energy, Inc. *                              21,113             714,675
Ameren Corp. (a)                                      26,490           1,319,732
American Electric Power Company, Inc.                 50,940           1,732,979
CenterPoint Energy, Inc. (a)                          40,122             478,655
Cinergy Corp.                                         26,025           1,181,795
CMS Energy Corp. *                                    28,562             369,878
Consolidated Edison, Inc. (a)                         31,755           1,381,343

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Constellation Energy Group, Inc.                      23,089   $       1,263,199
Dominion Resources, Inc. (a)                          44,957           3,103,382
DTE Energy Company                                    23,006             922,311
Edison International                                  42,154           1,735,902
Entergy Corp.                                         26,891           1,853,866
Exelon Corp.                                          86,327           4,566,698
FirstEnergy Corp.                                     42,674           2,086,759
FPL Group, Inc.                                       52,213           2,095,830
PG&E Corp. (a)                                        44,678           1,737,974
Pinnacle West Capital Corp.                           12,830             501,653
PPL Corp.                                             49,196           1,446,362
Public Service Enterprise Group, Inc.                 32,435           2,077,137
TECO Energy, Inc.                                     26,954             434,498
The AES Corp. *                                       84,872           1,447,916
The Southern Company (a)                              95,967           3,144,839
                                                               -----------------
                                                                      35,597,383
ELECTRONICS - 0.44%
Agilent Technologies, Inc. *                          55,473           2,083,011
Harman International Industries, Inc.                  8,493             943,827
Jabil Circuit, Inc. *                                 22,588             968,122
L-3 Communications Holdings, Inc.                     15,690           1,346,045
Sanmina-SCI Corp. *                                   68,852             282,293
Solectron Corp. *                                    118,327             473,308
Thermo Electron Corp. *                               20,982             778,223
                                                               -----------------
                                                                       6,874,829
ENERGY - 0.66%
Duke Energy Corp.                                    121,122           3,530,706
Progress Energy, Inc.                                 32,642           1,435,595
Sempra Energy                                         33,434           1,553,344
TXU Corp.                                             59,873           2,679,915
Xcel Energy, Inc. (a)                                 52,246             948,265
                                                               -----------------
                                                                      10,147,825
FINANCIAL SERVICES - 8.39%
Ameriprise Financial, Inc.                            32,429           1,461,251
Bear Stearns Companies, Inc.                          15,444           2,142,083
Capital One Financial Corp.                           38,957           3,136,818
Charles Schwab Corp.                                 133,502           2,297,569
CIT Group, Inc.                                       25,847           1,383,331
Citigroup, Inc.                                      645,779          30,500,142
Countrywide Financial Corp.                           78,016           2,863,187
E*TRADE Financial Corp. *                             54,070           1,458,809
Federal Home Loan Mortgage Corp.                      89,402           5,453,522
Federal National Mortgage Association                125,228           6,436,719
Federated Investors, Inc., Class B                    10,898             425,567
Fiserv, Inc. *                                        23,870           1,015,668
Franklin Resources, Inc.                              19,744           1,860,675
Goldman Sachs Group, Inc.                             56,411           8,854,271
Janus Capital Group, Inc.                             27,788             643,848
JPMorgan Chase & Company                             450,964          18,778,141
Lehman Brothers Holdings, Inc.                        34,986           5,056,527
Mellon Financial Corp.                                53,611           1,908,552
Merrill Lynch & Company, Inc.                        118,812   $       9,357,633
Morgan Stanley                                       138,927           8,727,394
PNC Financial Services Group, Inc.                    37,810           2,544,991
SLM Corp.                                             53,992           2,804,344
State Street Corp.                                    43,084           2,603,566
Synovus Financial Corp.                               40,529           1,097,931
T. Rowe Price Group, Inc.                             17,083           1,336,061
Washington Mutual, Inc.                              128,290           5,467,720
                                                               -----------------
                                                                     129,616,320
FOOD & BEVERAGES - 2.78%
Campbell Soup Company                                 23,843             772,513
Coca-Cola Enterprises, Inc.                           39,257             798,487
ConAgra Foods, Inc.                                   67,183           1,441,747
Constellation Brands, Inc., Class A *                 25,507             638,950
Dean Foods Company *                                  17,556             681,700
General Mills, Inc.                                   46,083           2,335,486
H.J. Heinz Company                                    43,344           1,643,605
Hershey Foods Corp.                                   23,187           1,211,057
Kellogg Company                                       32,525           1,432,401
McCormick & Company, Inc.                             17,158             580,970
Pepsi Bottling Group, Inc.                            17,496             531,704
PepsiCo, Inc.                                        214,354          12,387,518
Sara Lee Corp.                                        98,348           1,758,462
Starbucks Corp. *                                     98,764           3,717,477
The Coca-Cola Company                                266,532          11,159,695
Tyson Foods, Inc., Class A                            32,600             447,924
William Wrigley Jr. Company                           22,960           1,469,440
                                                               -----------------
                                                                      43,009,136
FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                                  31,473           2,279,589
FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                 23,597             575,059
GAS & PIPELINE UTILITIES - 0.40%
Dynegy, Inc., Class A * (a)                           38,979             187,099
El Paso Corp. (a)                                     85,291           1,027,757
KeySpan Corp.                                         22,587             923,131
Kinder Morgan, Inc.                                   13,615           1,252,444
Nicor, Inc. (a)                                        5,718             226,204
NiSource, Inc.                                        35,275             713,260
Peoples Energy Corp. (a)                               4,961             176,810
Williams Companies, Inc.                              76,937           1,645,682
                                                               -----------------
                                                                       6,152,387
HEALTHCARE PRODUCTS - 3.31%
Bausch & Lomb, Inc.                                    6,957             443,161
Baxter International, Inc.                            83,901           3,256,198
Becton, Dickinson & Company                           32,001           1,970,622
Biomet, Inc. (a)                                      32,025           1,137,528
Boston Scientific Corp. *                             76,532           1,764,063
C.R. Bard, Inc.                                       13,457             912,519
Fisher Scientific International, Inc. *               15,966           1,086,486

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Guidant Corp.                                         43,841   $       3,422,228
Johnson & Johnson                                    385,047          22,802,483
Medtronic, Inc.                                      156,164           7,925,323
Patterson Companies, Inc. *                           17,938             631,418
St. Jude Medical, Inc. *                              47,428           1,944,548
Stryker Corp.                                         37,806           1,676,318
Zimmer Holdings, Inc. *                               32,057           2,167,053
                                                               -----------------
                                                                      51,139,948
HEALTHCARE SERVICES - 2.19%
Cardinal Health, Inc.                                 54,592           4,068,196
Coventry Health Care, Inc. *                          20,742           1,119,653
Express Scripts, Inc. *                               18,938           1,664,650
HCA, Inc.                                             52,778           2,416,705
Humana, Inc. *                                        21,152           1,113,653
IMS Health, Inc. (a)                                  25,778             664,299
Laboratory Corp. of America Holdings *                16,211             948,019
McKesson Corp.                                        39,607           2,064,713
Medco Health Solutions, Inc. *                        39,384           2,253,553
Quest Diagnostics, Inc. (a)                           21,048           1,079,762
UnitedHealth Group, Inc.                             175,478           9,802,201
Wellpoint, Inc. *                                     85,391           6,611,825
                                                               -----------------
                                                                      33,807,229
HOLDINGS COMPANIES/CONGLOMERATES - 3.15%
General Electric Company                           1,348,592          46,904,030
Loews Corp.                                           17,556           1,776,667
                                                               -----------------
                                                                      48,680,697
HOMEBUILDERS - 0.32%
Centex Corp.                                          15,885             984,711
D.R. Horton, Inc.                                     35,167           1,168,248
KB Home                                                9,944             646,161
Lennar Corp., Class A (a)                             17,735           1,070,839
Pulte Homes, Inc.                                     27,682           1,063,543
                                                               -----------------
                                                                       4,933,502
HOTELS & RESTAURANTS - 0.86%
Darden Restaurants, Inc.                              17,016             698,167
Hilton Hotels Corp.                                   42,639           1,085,589
Marriott International, Inc., Class A                 20,989           1,439,845
McDonald's Corp.                                     162,586           5,586,455
Starwood Hotels & Resorts Worldwide,
   Inc.                                               27,925           1,891,360
Wendy's International, Inc.                           14,791             917,929
Yum! Brands, Inc.                                     35,687           1,743,667
                                                               -----------------
                                                                      13,363,012
HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                  10,012             869,943
Maytag Corp. (a)                                      10,496             223,880
Whirlpool Corp.                                        8,803             805,210
                                                               -----------------
                                                                       1,899,033
HOUSEHOLD PRODUCTS - 0.23%
Fortune Brands, Inc.                                  18,934           1,526,648
Newell Rubbermaid, Inc. (a)                           35,515             894,623
The Clorox Company                                    19,421   $       1,162,347
                                                               -----------------
                                                                       3,583,618
INDUSTRIAL MACHINERY - 1.05%
Caterpillar, Inc.                                     86,797           6,232,893
Cummins, Inc. (a)                                      6,011             631,756
Deere & Company                                       30,650           2,422,882
Dover Corp.                                           26,304           1,277,322
Ingersoll-Rand Company, Class A                       42,369           1,770,600
ITT Industries, Inc.                                  23,898           1,343,546
Pall Corp.                                            16,163             504,124
Parker-Hannifin Corp.                                 15,491           1,248,730
W.W. Grainger, Inc.                                    9,892             745,362
                                                               -----------------
                                                                      16,177,215
INSURANCE - 4.91%
ACE, Ltd.                                             41,703           2,168,973
Aetna, Inc.                                           73,372           3,605,500
AFLAC, Inc.                                           64,454           2,908,809
Allstate Corp.                                        83,448           4,348,475
Ambac Financial Group, Inc.                           13,653           1,086,779
American International Group, Inc.                   335,822          22,194,476
Aon Corp.                                             41,655           1,729,099
Chubb Corp.                                           25,865           2,468,556
CIGNA Corp.                                           15,664           2,046,032
Cincinnati Financial Corp.                            22,526             947,669
Genworth Financial, Inc.                              48,747           1,629,612
Hartford Financial Services Group, Inc.               39,132           3,152,083
Jefferson-Pilot Corp. (a)                             17,604             984,768
Lincoln National Corp.                                22,414           1,223,580
Marsh & McLennan Companies, Inc.                      70,771           2,077,836
MBIA, Inc. (a)                                        17,338           1,042,534
MetLife, Inc.                                         98,066           4,743,452
MGIC Investment Corp.                                 11,320             754,252
Principal Financial Group, Inc.                       36,162           1,764,706
Progressive Corp. (a)                                 25,451           2,653,521
Prudential Financial, Inc.                            64,044           4,855,176
SAFECO Corp.                                          15,949             800,799
St. Paul Travelers Companies, Inc.                    90,038           3,762,688
Torchmark, Inc.                                       13,400             765,140
UnumProvident Corp. (a)                               38,638             791,306
XL Capital, Ltd., Class A                             22,567           1,446,770
                                                               -----------------
                                                                      75,952,591
INTERNATIONAL OIL - 1.34%
Anadarko Petroleum Corp.                              29,815           3,011,613
ConocoPhillips                                       178,355          11,263,118
Kerr-McGee Corp.                                      15,007           1,432,868
Nabors Industries, Ltd. *                             20,444           1,463,382
Noble Corp. (a)                                       17,745           1,439,119
Weatherford International, Ltd. *                     45,129           2,064,652
                                                               -----------------
                                                                      20,674,752
INTERNET CONTENT - 0.34%
Yahoo!, Inc. *                                       163,264           5,266,897

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INTERNET RETAIL - 0.47%
Amazon.com, Inc. * (a)                                39,917   $       1,457,370
eBay, Inc. *                                         149,242           5,829,392
                                                               -----------------
                                                                       7,286,762
INTERNET SERVICE PROVIDER - 0.59%
Google, Inc., Class A *                               23,536           9,179,040
INTERNET SOFTWARE - 0.20%
Symantec Corp. *                                     134,985           2,271,797
VeriSign, Inc. *                                      31,643             759,116
                                                               -----------------
                                                                       3,030,913
LEISURE TIME - 1.01%
Brunswick Corp.                                       12,294             477,745
Carnival Corp.                                        56,174           2,660,962
Electronic Arts, Inc. *                               39,305           2,150,770
Harrah's Entertainment, Inc.                          23,818           1,856,851
International Game Technology, Inc.                   43,625           1,536,472
Walt Disney Company                                  249,166           6,949,240
                                                               -----------------
                                                                      15,632,040
LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                     16,923             397,183
Waters Corp. *                                        13,523             583,517
                                                               -----------------
                                                                         980,700
LIQUOR - 0.36%
Anheuser-Busch Companies, Inc.                       100,446           4,296,076
Brown Forman Corp., Class B                           10,759             828,120
Molson Coors Brewing Company, Class B                  7,426             509,572
                                                               -----------------
                                                                       5,633,768
MANUFACTURING - 1.89%
3M Company                                            97,681           7,393,475
Danaher Corp.                                         30,694           1,950,604
Eaton Corp.                                           19,265           1,405,767
Harley-Davidson, Inc. (a)                             35,261           1,829,341
Honeywell International, Inc.                        107,465           4,596,278
Illinois Tool Works, Inc.                             26,532           2,555,297
Rockwell Automation, Inc.                             22,930           1,648,896
Snap-on, Inc. (a)                                      7,543             287,539
Stanley Works                                          9,373             474,836
Tyco International, Ltd.                             260,753           7,009,041
                                                               -----------------
                                                                      29,151,074
MEDICAL-HOSPITALS - 0.10%
Health Management Associates, Inc.,
   Class A                                            31,135             671,582
Manor Care, Inc.                                      10,230             453,700
Tenet Healthcare Corp. *                              60,849             449,066
                                                               -----------------
                                                                       1,574,348
MINING - 0.42%
Freeport-McMoran Copper & Gold, Inc.,
Class B                                               23,812           1,423,243
Newmont Mining Corp.                                  57,806           2,999,553
Phelps Dodge Corp.                                    26,333           2,120,597
                                                               -----------------
                                                                       6,543,393
NEWSPAPERS - 0.12%
Dow Jones & Company, Inc.                              7,638   $         300,173
E.W. Scripps Company, Class A                         11,006             492,078
Knight-Ridder, Inc.                                    8,669             547,968
The New York Times Company, Class A (a)               18,785             475,448
                                                               -----------------
                                                                       1,815,667
OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                  14,292             835,796
Office Depot, Inc. *                                  38,256           1,424,654
OfficeMax, Inc.                                        9,167             276,568
                                                               -----------------
                                                                       2,537,018
PAPER - 0.28%
International Paper Company                           63,733           2,203,250
MeadWestvaco Corp.                                    23,478             641,184
Plum Creek Timber Company, Inc.                       23,847             880,670
Temple-Inland, Inc. (a)                               14,343             638,980
                                                               -----------------
                                                                       4,364,084
PETROLEUM SERVICES - 4.87%
Baker Hughes, Inc.                                    44,283           3,028,957
BJ Services Company                                   41,941           1,451,159
Exxon Mobil Corp.                                    790,043          48,082,017
Halliburton Company (a)                               66,792           4,877,152
Schlumberger, Ltd.                                    76,447           9,675,897
Transocean, Inc. *                                    42,174           3,386,572
Valero Energy Corp.                                   80,454           4,809,540
                                                               -----------------
                                                                      75,311,294
PHARMACEUTICALS - 4.87%
Abbott Laboratories                                  199,069           8,454,461
Allergan, Inc.                                        19,621           2,128,879
AmerisourceBergen Corp.                               27,043           1,305,366
Barr Pharmaceuticals, Inc. *                          13,683             861,755
Bristol-Myers Squibb Company                         253,467           6,237,823
Caremark Rx, Inc. *                                   58,045           2,854,653
Eli Lilly & Company                                  146,198           8,084,749
Forest Laboratories, Inc. *                           42,164           1,881,779
Gilead Sciences, Inc. *                               59,811           3,721,441
Hospira, Inc. *                                       20,811             821,202
King Pharmaceuticals, Inc. *                          31,321             540,287
Merck & Company, Inc.                                282,962           9,968,751
Mylan Laboratories, Inc.                              28,283             661,822
Pfizer, Inc.                                         951,978          23,723,292
Schering-Plough Corp.                                191,416           3,634,990
Watson Pharmaceuticals, Inc. *                        13,149             377,902
                                                               -----------------
                                                                      75,259,152
PHOTOGRAPHY - 0.07%
Eastman Kodak Company (a)                             37,160           1,056,830
PUBLISHING - 0.38%
Gannett Company, Inc.                                 30,802           1,845,656
McGraw-Hill Companies, Inc.                           47,506           2,737,296
Meredith Corp.                                         5,417             302,214

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PUBLISHING (CONTINUED)
Tribune Company                                       33,874   $         929,164
                                                               -----------------
                                                                       5,814,330
RAILROADS & EQUIPMENT - 0.76%
Burlington Northern Santa Fe Corp.                    48,254           4,021,006
CSX Corp.                                             28,390           1,697,722
Norfolk Southern Corp.                                53,336           2,883,878
Union Pacific Corp.                                   34,278           3,199,851
                                                               -----------------
                                                                      11,802,457
REAL ESTATE - 0.88%
Apartment Investment & Management
   Company, Class A, REIT                             12,494             585,969
Archstone-Smith Trust, REIT                           27,598           1,345,955
Boston Properties, Inc., REIT                         11,609           1,082,539
Equity Office Properties Trust, REIT                  52,551           1,764,663
Equity Residential, REIT                              37,575           1,758,134
Kimco Realty Corp., REIT                              25,984           1,055,990
ProLogis, REIT                                        31,504           1,685,464
Public Storage, Inc., REIT                            10,697             868,917
Simon Property Group, Inc., REIT                      23,667           1,991,341
Vornado Realty Trust, REIT                            15,353           1,473,888
                                                               -----------------
                                                                      13,612,860
RETAIL GROCERY - 0.58%
Albertsons, Inc.                                      47,716           1,224,870
Safeway, Inc.                                         58,183           1,461,557
SUPERVALU, Inc.                                       17,620             543,048
Sysco Corp.                                           80,128           2,568,102
The Kroger Company *                                  93,864           1,911,071
Whole Foods Market, Inc.                              17,975           1,194,259
                                                               -----------------
                                                                       8,902,907
RETAIL TRADE - 4.85%
Bed Bath & Beyond, Inc. *                             36,285           1,393,344
Best Buy Company, Inc.                                52,611           2,942,533
Big Lots, Inc. *                                      14,742             205,798
Circuit City Stores, Inc.                             19,698             482,207
Costco Wholesale Corp.                                61,218           3,315,567
CVS Corp.                                            105,758           3,158,992
Dillard's, Inc., Class A (a)                           7,970             207,539
Dollar General Corp.                                  40,966             723,869
Family Dollar Stores, Inc.                            20,090             534,394
Federated Department Stores, Inc.                     35,220           2,571,060
Gap, Inc.                                             74,259           1,387,158
Home Depot, Inc.                                     274,842          11,625,817
J.C. Penney Company, Inc.                             30,048           1,815,200
Kohl's Corp. *                                        44,604           2,364,458
Limited Brands, Inc.                                  45,055           1,102,045
Lowe's Companies, Inc.                               101,165           6,519,073
Nordstrom, Inc.                                       28,283           1,108,128
RadioShack Corp.                                      17,418             334,948
Sears Holdings Corp. *                                12,913           1,707,615
Staples, Inc.                                         94,277           2,405,949
Target Corp.                                         113,750           5,916,138
The TJX Companies, Inc. (a)                           59,604   $       1,479,371
Tiffany & Co. (a)                                     18,404             690,886
Walgreen Company                                     130,945           5,647,658
Wal-Mart Stores, Inc.                                323,206          15,268,251
                                                               -----------------
                                                                      74,907,998
SANITARY SERVICES - 0.24%
Allied Waste Industries, Inc. * (a)                   28,370             347,249
Ecolab, Inc.                                          23,588             901,061
Waste Management, Inc.                                71,457           2,522,432
                                                               -----------------
                                                                       3,770,742
SEMICONDUCTORS - 2.91%
Advanced Micro Devices, Inc. *                        62,218           2,063,149
Altera Corp. *                                        46,486             959,471
Analog Devices, Inc.                                  47,372           1,813,874
Applied Materials, Inc.                              205,273           3,594,330
Applied Micro Circuits Corp. *                        38,078             154,977
Broadcom Corp., Class A *                             56,992           2,459,775
Freescale Semiconductor, Inc., Class B *              53,097           1,474,504
Intel Corp.                                          761,148          14,728,214
KLA-Tencor Corp.                                      25,815           1,248,413
Linear Technology Corp.                               39,551           1,387,449
LSI Logic Corp. * (a)                                 50,678             585,838
Maxim Integrated Products, Inc.                       41,480           1,540,982
Micron Technology, Inc. * (a)                         80,061           1,178,498
National Semiconductor Corp.                          43,664           1,215,606
Novellus Systems, Inc. *                              17,257             414,168
NVIDIA Corp. *                                        22,147           1,268,137
PMC-Sierra, Inc. * (a)                                24,037             295,415
QLogic Corp. *                                        20,875             403,931
Teradyne, Inc. *                                      25,630             397,521
Texas Instruments, Inc.                              207,054           6,723,043
Xilinx, Inc.                                          44,606           1,135,669
                                                               -----------------
                                                                      45,042,964
SOFTWARE - 3.03%
Adobe Systems, Inc. *                                 77,604           2,709,932
Autodesk, Inc. *                                      29,861           1,150,246
BMC Software, Inc. *                                  27,535             596,408
CA, Inc.                                              59,032           1,606,261
Citrix Systems, Inc. *                                23,091             875,149
Compuware Corp. *                                     49,525             387,781
Intuit, Inc. *                                        22,893           1,217,678
Microsoft Corp.                                    1,149,769          31,285,214
Novell, Inc. *                                        50,386             386,964
Oracle Corp. *                                       487,543           6,674,464
                                                               -----------------
                                                                      46,890,097
STEEL - 0.24%
Allegheny Technologies, Inc. (a)                      11,186             684,359
Nucor Corp.                                           20,107           2,107,013
United States Steel Corp.                             14,081             854,435
                                                               -----------------
                                                                       3,645,807

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.47%
ADC Telecommunications, Inc. * (a)                    15,151   $         387,714
Andrew Corp. *                                        20,615             253,152
Avaya, Inc. *                                         53,957             609,714
Ciena Corp. * (a)                                     75,346             392,553
Citizens Communications Company                       42,496             563,922
Comverse Technology, Inc. *                           26,136             614,980
Corning, Inc. *                                      200,021           5,382,565
JDS Uniphase Corp. *                                 216,871             904,352
Lucent Technologies, Inc. * (a)                      578,228           1,763,596
QUALCOMM, Inc.                                       214,292          10,845,318
Tellabs, Inc. *                                       58,272             926,525
                                                               -----------------
                                                                      22,644,391
TELEPHONE - 3.22%
ALLTEL Corp.                                          50,197           3,250,256
AT&T, Inc.                                           501,967          13,573,188
BellSouth Corp.                                      232,603           8,059,694
CenturyTel, Inc. (a)                                  16,948             663,006
Qwest Communications International, Inc.
   * (a)                                             200,704           1,364,787
Sprint Corp.                                         383,908           9,920,183
Verizon Communications, Inc.                         378,675          12,897,670
                                                               -----------------
                                                                      49,728,784
TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company (a)                       7,935             113,788
Goodyear Tire & Rubber Company * (a)                  22,898             331,563
                                                               -----------------
                                                                         445,351
TOBACCO - 1.37%
Altria Group, Inc.                                   270,012          19,133,050
Reynolds American, Inc. (a)                           11,068           1,167,674
UST, Inc. (a)                                         21,163             880,381
                                                               -----------------
                                                                      21,181,105
TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                          23,028             485,891
Mattel, Inc.                                          50,296             911,866
                                                               -----------------
                                                                       1,397,757
TRAVEL SERVICES - 0.57%
American Express Company                             160,130           8,414,831
Sabre Holdings Corp.                                  17,058             401,375
                                                               -----------------
                                                                       8,816,206
TRUCKING & FREIGHT - 1.05%
Fedex Corp.                                           39,317           4,440,462
Navistar International Corp. *                         7,982             220,143
Ryder Systems, Inc. (a)                                7,870             352,419
United Parcel Service, Inc., Class B                 141,300          11,216,394
                                                                      16,229,418
                                                               -----------------
TOTAL COMMON STOCKS
   (Cost $1,388,223,919)                                       $   1,520,679,024
                                                               -----------------
SHORT TERM INVESTMENTS - 5.50%
Federal Home Loan Mortgage Corp.
   Discount Notes zero coupon due
   04/25/2006                              $      15,000,000   $      14,953,500
Rabobank USA Financial Corp.
   4.83% due 04/03/2006                    $       8,817,000   $       8,814,634
State Street Navigator Securities
   Lending Prime Portfolio (c)                    59,266,746          59,266,746
United States Treasury Bills
   4.335% due 05/04/2006                           2,000,000           1,992,053
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $85,026,933)                                          $      85,026,933
                                                               -----------------
TOTAL INVESTMENTS (500 INDEX TRUST)
   (COST $1,473,250,852) - 103.88%                             $   1,605,705,957
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (3.88)%                                                           (59,996,697)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,545,709,260
                                                               =================

500 INDEX TRUST B

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.55%
ADVERTISING - 0.21%
Monster Worldwide, Inc. *                             11,867   $         591,689
Omnicom Group, Inc.                                   16,781           1,397,018
The Interpublic Group of Companies, Inc.
   * (a)                                              40,409             386,310
                                                               -----------------
                                                                       2,375,017
AEROSPACE - 2.06%
Boeing Company                                        75,123           5,854,335
General Dynamics Corp.                                37,570           2,403,729
Goodrich Corp.                                        11,583             505,135
Lockheed Martin Corp.                                 33,627           2,526,397
Northrop Grumman Corp.                                32,917           2,247,902
Raytheon Company                                      41,872           1,919,412
Rockwell Collins, Inc.                                16,170             911,179
Textron, Inc.                                         12,424           1,160,277
United Technologies Corp.                             95,307           5,524,947
                                                               -----------------
                                                                      23,053,313
AGRICULTURE - 0.38%
Archer-Daniels-Midland Company                        61,366           2,064,966
Monsanto Company                                      25,283           2,142,734
                                                               -----------------
                                                                       4,207,700
AIR TRAVEL - 0.11%
Southwest Airlines Company                            66,461           1,195,633
ALUMINUM - 0.22%
Alcoa, Inc.                                           81,828           2,500,664
APPAREL & TEXTILES - 0.41%
Cintas Corp.                                          12,931             551,119
Coach, Inc. *                                         35,982           1,244,258
Jones Apparel Group, Inc.                             10,719             379,131
Liz Claiborne, Inc.                                    9,867             404,350
NIKE, Inc., Class B                                   17,764           1,511,716
VF Corp.                                               8,272             470,677
                                                               -----------------
                                                                       4,561,251

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUTO PARTS - 0.23%
AutoZone, Inc. *                                       5,185   $         516,893
Genuine Parts Company                                 16,230             711,361
Johnson Controls, Inc.                                18,225           1,383,824
                                                               -----------------
                                                                       2,612,078
AUTO SERVICES - 0.03%
AutoNation, Inc. *                                    17,002             366,393
AUTOMOBILES - 0.33%
Ford Motor Company (a)                               174,965           1,392,721
General Motors Corp. (a)                              53,078           1,128,969
PACCAR, Inc.                                          15,889           1,119,857
                                                               -----------------
                                                                       3,641,547
BANKING - 6.07%
AmSouth Bancorp.                                      32,434             877,340
Bank of America Corp.                                435,950          19,853,163
Bank of New York Company, Inc.                        72,396           2,609,152
BB&T Corp.                                            50,254           1,969,957
Comerica, Inc.                                        15,278             885,666
Compass Bancshares, Inc. (a)                          11,601             587,127
Fifth Third Bancorp. (a)                              52,150           2,052,624
First Horizon National Corp. (a)                      11,826             492,553
Golden West Financial Corp.                           24,033           1,631,841
Huntington Bancshares, Inc.                           23,346             563,339
KeyCorp                                               38,027           1,399,393
M&T Bank Corp.                                         7,448             850,115
Marshall & Ilsley Corp.                               19,699             858,482
National City Corp.                                   51,377           1,793,057
North Fork Bancorporation, Inc.                       44,647           1,287,173
Northern Trust Corp.                                  17,387             912,817
Regions Financial Corp.                               42,833           1,506,437
Sovereign Bancorp, Inc. (a)                           33,522             734,467
SunTrust Banks, Inc.                                  34,800           2,532,048
US Bancorp                                           169,028           5,155,354
Wachovia Corp.                                       152,290           8,535,854
Wells Fargo Company                                  157,297          10,046,559
Zions Bancorp.                                         9,796             810,423
                                                               -----------------
                                                                      67,944,941
BIOTECHNOLOGY - 1.19%
Amgen, Inc. *                                        109,686           7,979,657
Applera Corp.                                         17,202             466,862
Biogen Idec, Inc. *                                   32,297           1,521,189
Chiron Corp. *                                        10,266             470,285
Genzyme Corp. *                                       24,384           1,639,092
MedImmune, Inc. *                                     23,977             877,079
Millipore Corp. *                                      4,887             357,044
                                                               -----------------
                                                                      13,311,208
BROADCASTING - 0.68%
CBS Corp., Class B                                    72,526           1,739,174
Clear Channel Communications, Inc.                    48,509           1,407,246
News Corp.                                           225,305           3,742,316
Univision Communications, Inc.,
   Class A *                                          20,986   $         723,387
                                                               -----------------
                                                                       7,612,123
BUILDING MATERIALS & CONSTRUCTION -
   0.18%
American Standard Companies, Inc.                     16,730             717,048
Masco Corp.                                           39,073           1,269,482
                                                               -----------------
                                                                       1,986,530
BUSINESS SERVICES - 1.66%
Affiliated Computer Services, Inc.,
   Class A *                                          11,031             658,110
Automatic Data Processing, Inc.                       54,397           2,484,855
Cendant Corp.                                         94,627           1,641,779
Computer Sciences Corp. *                             17,504             972,347
Convergys Corp. *                                     13,125             239,006
Electronic Data Systems Corp.                         48,292           1,295,674
Equifax, Inc.                                         12,147             452,354
First Data Corp.                                      72,000           3,371,040
Fluor Corp.                                            8,149             699,184
H & R Block, Inc.                                     30,752             665,781
Moody's Corp.                                         22,832           1,631,575
NCR Corp. *                                           17,082             713,857
Paychex, Inc.                                         31,353           1,306,166
Pitney Bowes, Inc.                                    21,304             914,581
R.R. Donnelley & Sons Company                         20,270             663,234
Robert Half International, Inc.                       16,096             621,467
Unisys Corp. * (a)                                    32,096             221,141
                                                               -----------------
                                                                      18,552,151
CABLE AND TELEVISION - 1.35%
Comcast Corp., Class A * (a)                         200,728           5,251,044
Time Warner, Inc.                                    422,861           7,099,836
Viacom, Inc. *                                        72,531           2,814,203
                                                               -----------------
                                                                      15,165,083
CELLULAR COMMUNICATIONS - 0.48%
Motorola, Inc.                                       234,610           5,374,915
CHEMICALS - 1.25%
Air Products & Chemicals, Inc.                        20,895           1,403,935
Ashland, Inc. (a)                                      6,689             475,454
Dow Chemical Company                                  90,801           3,686,521
E.I. Du Pont De Nemours & Company                     86,347           3,644,707
Eastman Chemical Company                               7,662             392,141
Engelhard Corp.                                       11,616             460,110
Hercules, Inc. * (a)                                  10,595             146,211
PPG Industries, Inc.                                  15,518             983,065
Praxair, Inc.                                         30,296           1,670,824
Rohm & Haas Company                                   13,517             660,576
Sigma-Aldrich Corp.                                    6,277             412,964
Tronox, Inc. *                                         2,234              37,958
                                                               -----------------
                                                                      13,974,466
COLLEGES & UNIVERSITIES - 0.06%
Apollo Group, Inc., Class A *                         13,198             693,027
COMPUTERS & BUSINESS EQUIPMENT - 4.73%
Apple Computer, Inc. *                                79,937           5,013,649

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
   (CONTINUED)
Cisco Systems, Inc. *                                577,283   $      12,509,723
Dell, Inc. *                                         220,898           6,573,924
EMC Corp. *                                          223,078           3,040,553
Gateway, Inc. * (a)                                   24,805              54,323
Hewlett-Packard Company                              265,472           8,734,029
International Business Machines Corp.                147,106          12,131,832
Lexmark International, Inc. *                         10,164             461,242
Network Appliance, Inc. *                             35,118           1,265,301
Parametric Technology Corp. *                         10,426             170,257
Sun Microsystems, Inc. *                             324,844           1,666,450
Xerox Corp. *                                         87,411           1,328,647
                                                               -----------------
                                                                      52,949,930
CONSTRUCTION & MINING EQUIPMENT - 0.13%
National Oilwell, Inc. *                              16,399           1,051,504
Rowan Companies, Inc.                                 10,260             451,029
                                                                       1,502,533
CONSTRUCTION MATERIALS - 0.14%
Louisiana-Pacific Corp.                                9,952             270,694
Sherwin-Williams Company                              10,409             514,621
Vulcan Materials Company                               9,423             816,503
                                                               -----------------
                                                                       1,601,818
CONTAINERS & GLASS - 0.14%
Ball Corp.                                             9,788             429,008
Bemis Company, Inc. (a)                                9,883             312,105
Pactiv Corp. *                                        13,448             330,014
Sealed Air Corp.                                       7,640             442,127
                                                               -----------------
                                                                       1,513,254
COSMETICS & TOILETRIES - 2.26%
Alberto Culver Company, Class B                        7,090             313,591
Avon Products, Inc.                                   42,284           1,317,992
Colgate-Palmolive Company                             48,371           2,761,984
Estee Lauder Companies, Inc., Class A                 11,184             415,933
International Flavors & Fragrances, Inc.               7,409             254,277
Kimberly-Clark Corp.                                  43,255           2,500,139
Procter & Gamble Company                             308,711          17,787,928
                                                               -----------------
                                                                      25,351,844
CRUDE PETROLEUM & NATURAL GAS - 2.91%
Amerada Hess Corp.                                     7,512           1,069,709
Apache Corp.                                          31,002           2,030,941
Burlington Resources, Inc.                            35,905           3,300,028
Chesapeake Energy Corp. (a)                           35,068           1,101,486
ChevronTexaco Corp.                                  208,944          12,112,484
Devon Energy Corp.                                    41,473           2,536,903
EOG Resources, Inc.                                   22,765           1,639,080
Marathon Oil Corp.                                    34,428           2,622,381
Occidental Petroleum Corp.                            40,431           3,745,932
Sunoco, Inc.                                          12,499             969,547
XTO Energy, Inc.                                      34,089           1,485,258
                                                               -----------------
                                                                      32,613,749
DOMESTIC OIL - 0.07%
Murphy Oil Corp.                                      15,498   $         772,110
DRUGS & HEALTH CARE - 0.55%
Wyeth                                                126,153           6,120,944
ELECTRICAL EQUIPMENT - 0.48%
American Power Conversion Corp.                       16,132             372,810
Cooper Industries, Ltd., Class A                       8,617             748,817
Emerson Electric Company                              38,614           3,229,289
Molex, Inc. (a)                                       13,374             444,017
Symbol Technologies, Inc. (a)                         23,745             251,222
Tektronix, Inc.                                        7,660             273,539
                                                               -----------------
                                                                       5,319,694
ELECTRICAL UTILITIES - 2.31%
Allegheny Energy, Inc. *                              15,316             518,447
Ameren Corp. (a)                                      19,217             957,391
American Electric Power Company, Inc.                 36,954           1,257,175
CenterPoint Energy, Inc. (a)                          29,106             347,235
Cinergy Corp.                                         19,051             865,106
CMS Energy Corp. * (a)                                20,720             268,324
Consolidated Edison, Inc. (a)                         23,036           1,002,066
Constellation Energy Group, Inc.                      16,750             916,392
Dominion Resources, Inc.                              32,614           2,251,344
DTE Energy Company                                    16,689             669,062
Edison International                                  30,580           1,259,284
Entergy Corp.                                         19,508           1,344,882
Exelon Corp.                                          62,626           3,312,915
FirstEnergy Corp.                                     30,958           1,513,846
FPL Group, Inc. (a)                                   37,877           1,520,383
PG&E Corp.                                            32,411           1,260,788
Pinnacle West Capital Corp.                            9,308             363,943
PPL Corp.                                             35,689           1,049,257
Public Service Enterprise Group, Inc.                 23,530           1,506,861
TECO Energy, Inc.                                     19,554             315,210
The AES Corp. *                                       61,570           1,050,384
The Southern Company                                  69,618           2,281,382
                                                               -----------------
                                                                      25,831,677
ELECTRONICS - 0.45%
Agilent Technologies, Inc. *                          40,243           1,511,124
Harman International Industries, Inc.                  6,162             684,783
Jabil Circuit, Inc. *                                 16,386             702,304
L-3 Communications Holdings, Inc.                     11,382             976,462
Sanmina-SCI Corp. *                                   49,949             204,791
Solectron Corp. *                                     85,839             343,356
Thermo Electron Corp. *                               15,221             564,547
                                                               -----------------
                                                                       4,987,367
ENERGY - 0.66%
Duke Energy Corp.                                     88,663           2,584,527
Progress Energy, Inc.                                 23,680           1,041,446
Sempra Energy                                         24,254           1,126,841
TXU Corp.                                             43,434           1,944,106

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
Xcel Energy, Inc. (a)                                 37,901   $         687,903
                                                               -----------------
                                                                       7,384,823
FINANCIAL SERVICES - 8.40%
Ameriprise Financial, Inc. (a)                        23,525           1,060,036
Bear Stearns Companies, Inc.                          11,204           1,553,995
Capital One Financial Corp.                           28,261           2,275,576
Charles Schwab Corp.                                  96,848           1,666,754
CIT Group, Inc.                                       18,751           1,003,554
Citigroup, Inc.                                      468,476          22,126,121
Countrywide Financial Corp.                           56,596           2,077,073
E*TRADE Financial Corp. *                             39,225           1,058,290
Federal Home Loan Mortgage Corp.                      64,856           3,956,216
Federal National Mortgage Association                 90,846           4,669,484
Federated Investors, Inc., Class B                     7,906             308,729
Fiserv, Inc. *                                        17,316             736,796
Franklin Resources, Inc.                              14,323           1,349,800
Goldman Sachs Group, Inc.                             40,923           6,423,274
Janus Capital Group, Inc.                             20,159             467,084
JPMorgan Chase & Company                             327,149          13,622,484
Lehman Brothers Holdings, Inc.                        25,380           3,668,171
Mellon Financial Corp.                                38,891           1,384,520
Merrill Lynch & Company, Inc.                         86,191           6,788,403
Morgan Stanley                                       100,784           6,331,251
PNC Financial Services Group, Inc.                    27,429           1,846,246
SLM Corp.                                             39,168           2,034,386
State Street Corp. (c)                                31,255           1,888,740
Synovus Financial Corp.                               29,402             796,500
T. Rowe Price Group, Inc.                             12,393             969,257
Washington Mutual, Inc. (a)                           93,067           3,966,516
                                                               -----------------
                                                                      94,029,256
FOOD & BEVERAGES - 2.79%
Campbell Soup Company                                 17,297             560,423
Coca-Cola Enterprises, Inc.                           28,479             579,263
ConAgra Foods, Inc.                                   48,737           1,045,896
Constellation Brands, Inc., Class A *
   (a)                                                18,504             463,525
Dean Foods Company *                                  12,736             494,539
General Mills, Inc.                                   33,431           1,694,283
H.J. Heinz Company                                    31,444           1,192,356
Hershey Foods Corp.                                   16,821             878,561
Kellogg Company                                       23,595           1,039,124
McCormick & Company, Inc.                             12,447             421,455
Pepsi Bottling Group, Inc.                            12,692             385,710
PepsiCo, Inc.                                        155,501           8,986,403
Sara Lee Corp.                                        71,346           1,275,666
Starbucks Corp. *                                     71,648           2,696,831
The Coca-Cola Company                                193,354           8,095,732
Tyson Foods, Inc., Class A                            23,649             324,937
William Wrigley Jr. Company                           16,656           1,065,984
                                                               -----------------
                                                                      31,200,688
FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                                  22,832           1,653,722
FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                 17,119   $         417,190
GAS & PIPELINE UTILITIES - 0.40%
Dynegy, Inc., Class A * (a)                           28,277             135,730
El Paso Corp. (a)                                     61,874             745,582
KeySpan Corp.                                         16,385             669,655
Kinder Morgan, Inc.                                    9,877             908,585
Nicor, Inc. (a)                                        4,148             164,095
NiSource, Inc.                                        25,590             517,430
Peoples Energy Corp. (a)                               3,599             128,268
Williams Companies, Inc.                              55,813           1,193,840
                                                               -----------------
                                                                       4,463,185
HEALTHCARE PRODUCTS - 3.31%
Bausch & Lomb, Inc.                                    5,047             321,494
Baxter International, Inc.                            60,866           2,362,209
Becton, Dickinson & Company                           23,215           1,429,580
Biomet, Inc. (a)                                      23,232             825,201
Boston Scientific Corp. *                             55,520           1,279,736
C.R. Bard, Inc.                                        9,762             661,961
Fisher Scientific International, Inc. *
   (a)                                                11,582             788,155
Guidant Corp.                                         31,804           2,482,620
Johnson & Johnson                                    279,330          16,541,922
Medtronic, Inc.                                      113,288           5,749,366
Patterson Companies, Inc. *                           13,013             458,058
St. Jude Medical, Inc. *                              34,407           1,410,687
Stryker Corp.                                         27,426           1,216,069
Zimmer Holdings, Inc. *                               23,255           1,572,038
                                                               -----------------
                                                                      37,099,096
HEALTHCARE SERVICES - 2.19%
Cardinal Health, Inc.                                 39,604           2,951,290
Coventry Health Care, Inc. *                          15,047             812,237
Express Scripts, Inc. *                               13,738           1,207,570
HCA, Inc.                                             38,288           1,753,208
Humana, Inc. *                                        15,345             807,914
IMS Health, Inc.                                      18,701             481,925
Laboratory Corp. of America Holdings *                11,760             687,725
McKesson Corp.                                        28,733           1,497,851
Medco Health Solutions, Inc. *                        28,571           1,634,833
Quest Diagnostics, Inc.                               15,269             783,300
UnitedHealth Group, Inc.                             127,300           7,110,978
Wellpoint, Inc. *                                     61,947           4,796,556
                                                               -----------------
                                                                      24,525,387
HOLDINGS COMPANIES/CONGLOMERATES - 3.15%
General Electric Company                             978,328          34,026,248
Loews Corp.                                           12,736           1,288,883
                                                               -----------------
                                                                      35,315,131
HOMEBUILDERS - 0.32%
Centex Corp.                                          11,524             714,373
D.R. Horton, Inc.                                     25,512             847,509
KB Home                                                7,214             468,766
Lennar Corp., Class A                                 12,866             776,849

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOMEBUILDERS (CONTINUED)
Pulte Homes, Inc.                                     20,082   $         771,550
                                                               -----------------
                                                                       3,579,047
HOTELS & RESTAURANTS - 0.87%
Darden Restaurants, Inc.                              12,344             506,474
Hilton Hotels Corp.                                   30,932             787,529
Marriott International, Inc., Class A                 15,227           1,044,572
McDonald's Corp.                                     117,947           4,052,659
Starwood Hotels & Resorts Worldwide,
   Inc.                                               20,258           1,372,074
Wendy's International, Inc.                           10,730             665,904
Yum! Brands, Inc.                                     25,889           1,264,937
                                                               -----------------
                                                                       9,694,149
HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                   7,263             631,082
Maytag Corp. (a)                                       7,683             163,878
Whirlpool Corp.                                        6,386             584,128
                                                               -----------------
                                                                       1,379,088
HOUSEHOLD PRODUCTS - 0.23%
Fortune Brands, Inc.                                  13,736           1,107,534
Newell Rubbermaid, Inc. (a)                           25,764             648,995
The Clorox Company                                    14,089             843,227
                                                               -----------------
                                                                       2,599,756
INDUSTRIAL MACHINERY - 1.05%
Caterpillar, Inc.                                     62,967           4,521,660
Cummins, Inc. (a)                                      4,360             458,236
Deere & Company                                       22,235           1,757,677
Dover Corp.                                           19,082             926,622
Ingersoll-Rand Company, Class A                       30,737           1,284,499
ITT Industries, Inc.                                  17,336             974,630
Pall Corp.                                            11,725             365,703
Parker-Hannifin Corp.                                 11,238             905,895
W.W. Grainger, Inc.                                    7,176             540,712
                                                               -----------------
                                                                      11,735,634
INSURANCE - 4.92%
ACE, Ltd.                                             30,253           1,573,459
Aetna, Inc.                                           53,227           2,615,575
AFLAC, Inc.                                           46,758           2,110,189
Allstate Corp.                                        60,537           3,154,583
Ambac Financial Group, Inc.                            9,904             788,358
American International Group, Inc.                   243,620          16,100,846
Aon Corp.                                             30,218           1,254,349
Chubb Corp.                                           18,763           1,790,741
CIGNA Corp.                                           11,363           1,484,235
Cincinnati Financial Corp.                            16,341             687,466
Genworth Financial, Inc.                              35,363           1,182,185
Hartford Financial Services Group, Inc.               28,388           2,286,653
Jefferson-Pilot Corp. (a)                             12,886             720,843
Lincoln National Corp.                                16,260             887,633
Marsh & McLennan Companies, Inc.                      51,341           1,507,372
MBIA, Inc. (a)                                        12,578             756,315
MetLife, Inc.                                         71,141           3,441,090
MGIC Investment Corp.                                  8,212   $         547,166
Principal Financial Group, Inc.                       26,233           1,280,170
Progressive Corp.                                     18,463           1,924,952
Prudential Financial, Inc.                            46,460           3,522,133
SAFECO Corp.                                          11,570             580,930
St. Paul Travelers Companies, Inc.                    65,317           2,729,597
Torchmark, Inc.                                        9,721             555,069
UnumProvident Corp.                                   28,030             574,054
XL Capital, Ltd., Class A                             16,371           1,049,545
                                                               -----------------
                                                                      55,105,508
INTERNATIONAL OIL - 1.34%
Anadarko Petroleum Corp.                              21,629           2,184,745
ConocoPhillips                                       129,387           8,170,789
Kerr-McGee Corp.                                      10,887           1,039,491
Nabors Industries, Ltd. *                             14,831           1,061,603
Noble Corp.                                           12,949           1,049,795
Weatherford International, Ltd. *                     32,738           1,497,764
                                                               -----------------
                                                                      15,004,187
INTERNET CONTENT - 0.34%
Yahoo!, Inc. *                                       118,439           3,820,842
INTERNET RETAIL - 0.47%
Amazon.com, Inc. * (a)                                28,958           1,057,257
eBay, Inc. *                                         108,267           4,228,909
                                                               -----------------
                                                                       5,286,166
INTERNET SERVICE PROVIDER - 0.59%
Google, Inc., Class A *                               17,074           6,658,860
INTERNET SOFTWARE - 0.20%
Symantec Corp. *                                      97,924           1,648,061
VeriSign, Inc. * (a)                                  22,955             550,690
                                                               -----------------
                                                                       2,198,751
LEISURE TIME - 1.01%
Brunswick Corp.                                        8,919             346,592
Carnival Corp.                                        40,751           1,930,375
Electronic Arts, Inc. *                               28,514           1,560,286
Harrah's Entertainment, Inc.                          17,279           1,347,071
International Game Technology, Inc.                   31,647           1,114,607
Walt Disney Company                                  180,756           5,041,285
                                                               -----------------
                                                                      11,340,216
LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                     12,276             288,118
Waters Corp. *                                         9,810             423,301
                                                               -----------------
                                                                         711,419
LIQUOR - 0.37%
Anheuser-Busch Companies, Inc.                        72,868           3,116,564
Brown Forman Corp., Class B (a)                        7,805             600,751
Molson Coors Brewing Company, Class B
   (a)                                                 5,387             369,656
                                                               -----------------
                                                                       4,086,971
MANUFACTURING - 1.89%
3M Company                                            70,862           5,363,545

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
MANUFACTURING (CONTINUED)
Danaher Corp.                                         22,267   $       1,415,068
Eaton Corp.                                           13,976           1,019,829
Harley-Davidson, Inc. (a)                             25,580           1,327,090
Honeywell International, Inc.                         77,960           3,334,349
Illinois Tool Works, Inc.                             19,248           1,853,775
Rockwell Automation, Inc.                             16,635           1,196,223
Snap-on, Inc.                                          5,472             208,592
Stanley Works                                          6,799             344,437
Tyco International, Ltd.                             189,161           5,084,648
                                                               -----------------
                                                                      21,147,556
MEDICAL-HOSPITALS - 0.10%
Health Management Associates, Inc.,
   Class A                                            22,587             487,202
Manor Care, Inc.                                       7,421             329,121
Tenet Healthcare Corp. * (a)                          44,142             325,768
                                                               -----------------
                                                                       1,142,091
MINING - 0.42%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                        17,274           1,032,467
Newmont Mining Corp.                                  41,935           2,176,007
Phelps Dodge Corp.                                    19,103           1,538,365
                                                               -----------------
                                                                       4,746,839
NEWSPAPERS - 0.12%
Dow Jones & Company, Inc. (a)                          5,541             217,761
E.W. Scripps Company, Class A (a)                      7,984             356,964
Knight-Ridder, Inc.                                    6,289             397,528
The New York Times Company, Class A (a)               13,628             344,925
                                                               -----------------
                                                                       1,317,178
OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                  10,368             606,321
Office Depot, Inc. *                                  27,753           1,033,522
OfficeMax, Inc. (a)                                    6,650             200,630
                                                               -----------------
                                                                       1,840,473
PAPER - 0.28%
International Paper Company                           46,234           1,598,309
MeadWestvaco Corp.                                    17,032             465,144
Plum Creek Timber Company, Inc.                       17,300             638,889
Temple-Inland, Inc.                                   10,405             463,543
                                                               -----------------
                                                                       3,165,885
PETROLEUM SERVICES - 4.88%
Baker Hughes, Inc.                                    32,125           2,197,350
BJ Services Company                                   30,426           1,052,740
Exxon Mobil Corp.                                    573,132          34,880,813
Halliburton Company                                   48,454           3,538,111
Schlumberger, Ltd.                                    55,458           7,019,319
Transocean, Inc. *                                    30,595           2,456,778
Valero Energy Corp.                                   58,365           3,489,060
                                                               -----------------
                                                                      54,634,171
PHARMACEUTICALS - 4.88%
Abbott Laboratories                                  144,413           6,133,220
Allergan, Inc.                                        14,234           1,544,389

AmerisourceBergen Corp.                               19,618   $         946,961
Barr Pharmaceuticals, Inc. *                           9,926             625,139
Bristol-Myers Squibb Company                         183,876           4,525,188
Caremark Rx, Inc. *                                   42,109           2,070,921
Eli Lilly & Company                                  106,059           5,865,063
Forest Laboratories, Inc. *                           30,588           1,365,142
Gilead Sciences, Inc. *                               43,389           2,699,664
Hospira, Inc. *                                       15,097             595,728
King Pharmaceuticals, Inc. *                          22,721             391,937
Merck & Company, Inc.                                205,273           7,231,768
Mylan Laboratories, Inc.                              20,518             480,121
Pfizer, Inc.                                         690,606          17,209,902
Schering-Plough Corp.                                138,861           2,636,970
Watson Pharmaceuticals, Inc. *                         9,539             274,151
                                                               -----------------
                                                                      54,596,264
PHOTOGRAPHY - 0.07%
Eastman Kodak Company (a)                             26,957             766,657
PUBLISHING - 0.38%
Gannett Company, Inc.                                 22,345           1,338,912
McGraw-Hill Companies, Inc.                           34,463           1,985,758
Meredith Corp.                                         3,930             219,255
Tribune Company                                       24,574             674,065
                                                               -----------------
                                                                       4,217,990
RAILROADS & EQUIPMENT - 0.77%
Burlington Northern Santa Fe Corp.                    35,006           2,917,050
CSX Corp.                                             20,595           1,231,581
Norfolk Southern Corp.                                38,692           2,092,076
Union Pacific Corp.                                   24,867           2,321,335
                                                               -----------------
                                                                       8,562,042
REAL ESTATE - 0.88%
Apartment Investment & Management
   Company, Class A, REIT                              9,064             425,102
Archstone-Smith Trust, REIT                           20,021             976,424
Boston Properties, Inc., REIT                          8,422             785,351
Equity Office Properties Trust, REIT                  38,123           1,280,170
Equity Residential, REIT                              27,259           1,275,449
Kimco Realty Corp., REIT                              18,850             766,064
ProLogis, REIT                                        22,854           1,222,689
Public Storage, Inc., REIT                             7,760             630,345
Simon Property Group, Inc., REIT                      17,169           1,444,600
Vornado Realty Trust, REIT                            11,137           1,069,152
                                                               -----------------
                                                                       9,875,346
RETAIL GROCERY - 0.58%
Albertsons, Inc.                                      34,615             888,567
Safeway, Inc.                                         42,208           1,060,265
SUPERVALU, Inc.                                       12,782             393,941
Sysco Corp.                                           58,128           1,863,002
The Kroger Company *                                  68,093           1,386,374
Whole Foods Market, Inc.                              13,040             866,378
                                                               -----------------
                                                                       6,458,527

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE - 4.85%
Bed Bath & Beyond, Inc. *                             26,323   $       1,010,803
Best Buy Company, Inc.                                38,167           2,134,680
Big Lots, Inc. * (a)                                  10,694             149,288
Circuit City Stores, Inc.                             14,290             349,819
Costco Wholesale Corp.                                44,410           2,405,246
CVS Corp.                                             76,721           2,291,656
Dillard's, Inc., Class A (a)                           5,782             150,563
Dollar General Corp.                                  29,718             525,117
Family Dollar Stores, Inc.                            14,574             387,669
Federated Department Stores, Inc.                     25,550           1,865,150
Gap, Inc.                                             53,870           1,006,292
Home Depot, Inc.                                     199,382           8,433,859
J.C. Penney Company, Inc.                             21,798           1,316,817
Kohl's Corp. *                                        32,358           1,715,298
Limited Brands, Inc.                                  32,684             799,451
Lowe's Companies, Inc.                                73,390           4,729,252
Nordstrom, Inc.                                       20,518             803,895
RadioShack Corp. (a)                                  12,636             242,990
Sears Holdings Corp. *                                 9,368           1,238,824
Staples, Inc.                                         68,393           1,745,389
Target Corp.                                          82,519           4,291,813
The TJX Companies, Inc.                               43,240           1,073,217
Tiffany & Co.                                         13,351             501,197
Walgreen Company                                      94,993           4,097,048
Wal-Mart Stores, Inc.                                234,467          11,076,221
                                                               -----------------
                                                                      54,341,554
SANITARY SERVICES - 0.24%
Allied Waste Industries, Inc. * (a)                   20,581             251,912
Ecolab, Inc.                                          17,112             653,678
Waste Management, Inc.                                51,838           1,829,881
                                                               -----------------
                                                                       2,735,471
SEMICONDUCTORS - 2.92%
Advanced Micro Devices, Inc. *                        45,135           1,496,677
Altera Corp. *                                        33,723             696,043
Analog Devices, Inc.                                  34,365           1,315,836
Applied Materials, Inc.                              148,914           2,607,484
Applied Micro Circuits Corp. * (a)                    27,624             112,430
Broadcom Corp., Class A *                             41,344           1,784,407
Freescale Semiconductor, Inc., Class B *              38,519           1,069,673
Intel Corp.                                          552,170          10,684,489
KLA-Tencor Corp.                                      18,727             905,638
Linear Technology Corp.                               28,692           1,006,515
LSI Logic Corp. * (a)                                 36,764             424,992
Maxim Integrated Products, Inc.                       30,091           1,117,881
Micron Technology, Inc. *                             58,080             854,937
National Semiconductor Corp.                          31,676             881,860
Novellus Systems, Inc. *                              12,519             300,456
NVIDIA Corp. *                                        16,066             919,939
PMC-Sierra, Inc. * (a)                                17,437             214,301
QLogic Corp. *                                        15,144             293,036
Teradyne, Inc. * (a)                                  18,593             288,377
Texas Instruments, Inc.                              150,206   $       4,877,189
Xilinx, Inc.                                          32,359             823,860
                                                               -----------------
                                                                      32,676,020
SOFTWARE - 3.04%
Adobe Systems, Inc. *                                 56,297           1,965,891
Autodesk, Inc. *                                      21,663             834,459
BMC Software, Inc. *                                  19,975             432,658
CA, Inc.                                              42,825           1,165,268
Citrix Systems, Inc. *                                16,751             634,863
Compuware Corp. *                                     35,928             281,316
Intuit, Inc. *                                        16,608             883,380
Microsoft Corp.                                      834,093          22,695,671
Novell, Inc. *                                        36,552             280,719
Oracle Corp. *                                       353,685           4,841,948
                                                               -----------------
                                                                      34,016,173
STEEL - 0.24%
Allegheny Technologies, Inc.                           8,115             496,476
Nucor Corp.                                           14,587           1,528,572
United States Steel Corp.                             10,215             619,846
                                                               -----------------
                                                                       2,644,894
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.47%
ADC Telecommunications, Inc. *                        10,991             281,260
Andrew Corp. *                                        14,955             183,647
Avaya, Inc. * (a)                                     39,142             442,304
Ciena Corp. *                                         54,659             284,773
Citizens Communications Company                       30,829             409,101
Comverse Technology, Inc. *                           18,960             446,129
Corning, Inc. *                                      145,104           3,904,749
JDS Uniphase Corp. *                                 157,327             656,053
Lucent Technologies, Inc. * (a)                      419,472           1,279,390
QUALCOMM, Inc.                                       155,457           7,867,679
Tellabs, Inc. *                                       42,273             672,141
                                                               -----------------
                                                                      16,427,226
TELEPHONE - 3.22%
ALLTEL Corp.                                          36,415           2,357,871
AT&T, Inc.                                           364,149           9,846,589
BellSouth Corp.                                      168,740           5,846,841
CenturyTel, Inc. (a)                                  12,295             480,981
Qwest Communications International,
   Inc. *                                            145,599             990,073
Sprint Corp.                                         278,504           7,196,543
Verizon Communications, Inc.                         274,707           9,356,521
                                                               -----------------
                                                                      36,075,419
TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company (a)                       5,756              82,541
Goodyear Tire & Rubber Company * (a)                  16,611             240,527
                                                               -----------------
                                                                         323,068
TOBACCO - 1.37%
Altria Group, Inc.                                   195,878          13,879,915
Reynolds American, Inc. (a)                            8,029             847,060

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
UST, Inc. (a)                                         15,352   $         638,643
                                                               -----------------
                                                                      15,365,618
TOYS, AMUSEMENTS & SPORTING GOODS -
   0.09%
Hasbro, Inc.                                          16,706             352,497
Mattel, Inc.                                          36,487             661,509
                                                               -----------------
                                                                       1,014,006
TRAVEL SERVICES - 0.57%
American Express Company                             116,165           6,104,471
Sabre Holdings Corp. (a)                              12,375             291,184
                                                               -----------------
                                                                       6,395,655
TRUCKING & FREIGHT - 1.05%
Fedex Corp.                                           28,522           3,221,274
Navistar International Corp. *                         5,791             159,716
Ryder Systems, Inc.                                    5,709             255,649
United Parcel Service, Inc., Class B                 102,505           8,136,847
                                                               -----------------
                                                                      11,773,486
                                                               -----------------
TOTAL COMMON STOCKS (Cost $993,228,023)                        $   1,103,241,641
                                                               -----------------
SHORT TERM INVESTMENTS - 3.50%
Rabobank USA Financial Corp.
   4.83% due 04/03/2006                    $       1,345,000   $       1,344,639
State Street Navigator Securities
   Lending Prime Portfolio (c)                    36,222,561          36,222,561
United States Treasury Bills
   4.335% due 05/04/2006 ****                      1,600,000           1,593,642
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $39,160,842)                                          $      39,160,842
                                                               -----------------
TOTAL INVESTMENTS (500 INDEX TRUST B)
   (COST $1,032,388,865) - 102.05%                             $   1,142,402,483
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.05)%                                                           (22,909,467)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,119,493,016
                                                               =================

ACTIVE BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 0.00%
FOOD & BEVERAGES - 0.00%
R.A.B. Holdings, Inc. *                                   16   $              16
                                                               -----------------
TOTAL COMMON STOCKS (Cost $87,222)                             $              16
                                                               -----------------
PREFERRED STOCKS - 0.10%
FINANCIAL SERVICES - 0.03%
Federal National Mortgage Association *               13,000             699,157
FOOD & BEVERAGES - 0.07%
Ocean Spray Cranberries, Inc. *                       16,800           1,327,200
R.A.B. Holdings, Inc. *                                    7   $           1,050
                                                               -----------------
                                                                       1,328,250
                                                               -----------------
TOTAL PREFERRED STOCKS (Cost $2,065,760)                       $       2,027,407
                                                               -----------------
WARRANTS - 0.00%
LEISURE TIME - 0.00%
Sunterra Corp.
   (Expiration date 07/26/2007; strike
      price $20.00)                                      152                 172
                                                               -----------------
TOTAL WARRANTS (Cost $0)                                       $             172
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 7.76%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.60%
   3.50% due 01/15/2011                    $       8,421,426           8,902,037
   3.875% due 04/15/2029 (a)                       2,033,949           2,610,448
                                                               -----------------
                                                                      11,512,485
U.S. TREASURY BONDS - 2.33%
   4.50% due 02/15/2036 (a)                       12,330,000          11,570,935
   5.375% due 02/15/2031                           9,060,000           9,537,063
   6.875% due 08/15/2025 (a)***                   19,495,000          23,797,605
                                                               -----------------
                                                                      44,905,603
U.S. TREASURY NOTES - 4.83%
   3.25% due 08/15/2007 (a)                       24,192,000          23,677,920
   3.875% due 02/15/2013 (a)                       5,355,000           5,049,181
   4.25% due 11/15/2013 (a)                       26,120,000          25,087,450
   4.50% due 02/15/2009 to 02/15/2016 (a)         37,148,000          36,440,424
   4.625% due 02/29/2008                           2,720,000           2,709,058
                                                               -----------------
                                                                      92,964,033
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $152,992,641)                                         $     149,382,121
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   33.92%
FEDERAL HOME LOAN BANK - 1.17%
   2.50% due 04/11/2006 (a)                        6,755,000           6,751,177
   3.75% due 08/15/2007 (a)                        3,805,000           3,736,974
   5.00% due 05/03/2010                            1,465,000           1,443,353
   5.02% due 11/07/2008                            2,570,000           2,555,500
   5.80% due 09/02/2008                            6,865,000           6,961,151
   5.125% due 11/01/2010                           1,115,000           1,102,231
                                                               -----------------
                                                                      22,550,386
FEDERAL HOME LOAN MORTGAGE CORP. - 4.96%
   3.625% due 09/15/2008                           5,882,000           5,690,670
   3.952% due 06/01/2034                           7,523,579           7,285,126
   4.625% due 08/22/2008                           3,110,000           3,078,446
   4.75% due 10/17/2008                            4,025,000           3,978,692
   4.90% due 11/03/2008                            8,480,000           8,404,078
   5.00% due 10/18/2010 to 07/01/2035             10,134,051           9,805,326
   5.10% due 11/14/2008 (a)                        5,635,000           5,613,283
   5.168% due 11/01/2035                           6,543,407           6,437,840
   5.287% due 12/01/2035                           6,205,932           6,053,564
   5.30% due 11/17/2010                            3,655,000           3,626,648

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORP.
(CONTINUED)
   5.50% due 07/15/2006 to 03/01/2036      $      22,530,000   $      22,010,746
   5.875% due 03/21/2011 (a)                       4,049,000           4,142,423
   6.00% due 08/15/2032 to 01/01/2036              9,330,416           9,337,497
                                                               -----------------
                                                                      95,464,339
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 26.59%
   2.50% due 06/15/2008                            1,961,000           1,857,575
   3.25% due 08/15/2008                            1,961,000           1,882,895
   3.765% due 07/01/2033 (b)                         396,586             388,494
   4.25% due 07/15/2007 (a)                        2,157,000           2,133,765
   4.375% due 03/15/2013                           1,030,000             981,516
   4.50% due 07/01/2018 to 10/01/2035             20,041,710          18,955,989
   4.50% TBA **                                   38,160,000          36,472,611
   4.75% due 08/25/2008                            1,570,000           1,557,233
   5.00% due 11/14/2008 to 08/01/2035             57,664,528          55,745,793
   5.00% TBA **                                   96,290,000          92,654,084
   5.125% due 12/15/2008                           7,545,000           7,512,262
   5.50% due 03/15/2011 to 02/01/2036             83,588,453          82,111,900
   5.50% TBA **                                   82,900,000          80,939,103
   6.00% due 05/15/2008 to 09/01/2035             41,213,637          41,273,237
   6.00% TBA **                                   68,485,000          68,511,401
   6.50% TBA **                                    7,370,000           7,518,026
   6.625% due 09/15/2009 (a)                       2,314,000           2,420,724
   7.00% due 09/01/2010 to 10/25/2041              8,308,143           8,541,877
   7.50% due 09/01/2029 to 08/01/2031                515,132             538,439
                                                               -----------------
                                                                     511,996,924
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.95%
   5.00% due 04/15/2035                            6,784,347           6,573,961
   5.50% due 03/15/2035                            7,289,285           7,220,726
   6.00% due 03/15/2033 to 06/15/2033              3,284,367           3,325,301
   6.50% due 09/15/2028 to 08/15/2031                668,253             693,414
   7.00% due 04/15/2029                              184,697             192,655
   8.00% due 10/15/2026 to 05/15/2029                341,089             365,392
                                                               -----------------
                                                                      18,371,449
THE FINANCING CORP. - 0.25%
   9.40% due 02/08/2018                              420,000             567,211
   10.35% due 08/03/2018                           2,950,000           4,259,776
                                                               -----------------
                                                                       4,826,987
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $663,071,499)                                         $     653,210,085
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.27%
ARGENTINA - 0.19%
Republic of Argentina
   zero coupon, Step up to 1.18% on
   03/31/2009 due 12/31/2038 (b)     ARS           8,797,621           1,441,521
   0.275% due 12/15/2035 (b)                      19,532,033             577,317
   5.83% due 12/31/2033 (b)                        3,842,509           1,593,292
                                                               -----------------
                                                                       3,612,130
CANADA - 0.23%
Government of Canada
   5.50% due 06/01/2010              CAD             270,000   $         243,215
Province of Ontario
   4.50% due 03/08/2015                            4,975,000           4,254,082
                                                               -----------------
                                                                       4,497,297
CHILE - 0.06%
Republic of Chile
   5.06% due 01/28/2008 (b)                $       1,177,000           1,181,708
COLOMBIA - 0.08%
Republic of Colombia
   10.00% due 01/23/2012                           1,005,000           1,184,895
   11.75% due 03/01/2010             COP         804,000,000             407,453
                                                               -----------------
                                                                       1,592,348
DENMARK - 0.01%
Kingdom of Denmark
   6.00% due 11/15/2009              DKK           1,200,000             210,998
GERMANY - 0.21%
Federal Republic of Germany
   5.25% due 01/04/2011              EUR           1,275,000           1,658,876
   5.25% due 01/04/2008                              875,000           1,096,761
   6.25% due 01/04/2030                              725,000           1,178,546
                                                               -----------------
                                                                       3,934,183
HUNGARY - 0.01%
Republic of Hungary
   6.50% due 08/24/2006              HUF          29,410,000             135,171
INDONESIA - 0.07%
Republic of Indonesia
   7.50% due 01/15/2016                    $       1,200,000           1,239,000
JAPAN - 0.10%
Government of Japan
   0.90% due 12/22/2008              JPY          29,450,000             251,093
   1.50% due 09/20/2014                           68,650,000             575,721
   1.80% due 03/22/2010                          132,350,000           1,155,681
                                                               -----------------
                                                                       1,982,495
MEXICO - 0.11%
Government of Mexico
   8.00% due 12/07/2023              MXN          11,861,100           1,018,516
   8.00% due 12/19/2013                            8,332,200             739,417
   9.875% due 02/01/2010                   $         290,000             330,600
                                                               -----------------
                                                                       2,088,533
PANAMA - 0.03%
Republic of Panama
   8.875% due 09/30/2027                             344,000             417,960
   9.375% due 07/23/2012                             148,000             171,680
                                                               -----------------
                                                                         589,640
PERU - 0.02%
Republic of Peru
   9.125% due 02/21/2012                             197,000             222,610
   9.875% due 02/06/2015                             148,000             174,640
                                                               -----------------
                                                                         397,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)
PHILIPPINES - 0.02%
Republic of Philippines
   9.125% due 02/22/2010                   EUR       148,000   $         205,241
   10.625% due 03/16/2025                  $          99,000             128,329
                                                               -----------------
                                                                         333,570
SWEDEN - 0.02%
Kingdom of Sweden
   5.00% due 01/28/2009                    SEK     1,570,000             212,008
   5.25% due 03/15/2011                            1,720,000             239,193
                                                               -----------------
                                                                         451,201
TURKEY - 0.05%
Republic of Turkey
   20.00% due 10/17/2007                   TRY     1,180,200           1,040,035
UKRAINE - 0.03%
Republic of Ukraine
   7.65% due 06/11/2013                    $         500,000             524,700
UNITED KINGDOM - 0.03%
Government of United Kingdom
   6.00% due 12/07/2028                    GBP        85,000             186,836
   7.25% due 12/07/2007                               95,000             172,615
   8.00% due 12/07/2015                              125,000             279,005
                                                               -----------------
                                                                         638,456
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $22,791,492)                                          $      24,448,715
                                                               -----------------
CORPORATE BONDS - 29.73%
AEROSPACE - 0.19%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                   $       2,270,586           2,366,450
   7.156% due 12/15/2011                           1,213,869           1,254,816
                                                               -----------------
                                                                       3,621,266
AIR TRAVEL - 0.01%
Delta Air Lines, Inc.
   5.3729% due 01/25/2008 (b)                        148,595             148,784
   8.00% due 12/15/2007                              246,000              64,575
                                                               -----------------
                                                                         213,359
AMUSEMENT & THEME PARKS - 0.04%
HRP Myrtle Beach Operations LLC
   9.818% due 04/01/2012 (b)                         705,000             705,000
AUTO PARTS - 0.00%
Delphi Trust II
   6.197% due 11/15/2033 (b)                         118,000              41,890
AUTO SERVICES - 0.11%
Erac USA Finance Company
   6.70% due 06/01/2034                              295,000             297,016
   7.95% due 12/15/2009                            1,740,000           1,873,966
                                                               -----------------
                                                                       2,170,982
AUTOMOBILES - 0.25%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                            1,716,000           1,662,807
DaimlerChrysler North America Holding
   Corp. 5.38% due 05/24/2006 (b)                  1,299,000           1,299,339
DaimlerChrysler North America Holding
   Corp. (continued)
   5.875% due 03/15/2011                   $       1,885,000   $       1,876,546
                                                               -----------------
                                                                       4,838,692
BANKING - 2.06%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                EUR        99,000             138,288
Banco Santander Chile
   5.22% due 12/09/2009 (b)                $         912,000             912,410
   5.375% due 12/09/2014                             295,000             284,533
Bank of Ireland
   6.45% due 02/10/2010                    EUR        99,000             131,519
BankAmerica Institutional Capital B
   7.70% due 12/31/2026                    $         645,000             677,743
Capital One Financial Corp.
   7.25% due 05/01/2006                              677,000             678,105
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                       2,785,000           2,643,182
Colonial Bank NA
   6.375% due 12/01/2015                           1,871,000           1,878,574
DBS Bank, Ltd.
   7.125% due 05/15/2011                             450,000             478,951
HBOS PLC
   3.125% due 01/12/2007                             858,000             844,728
   5.375% due 11/29/2049 (b)                       1,128,000           1,089,403
   6.413% due 09/29/2049 (b)                       2,205,000           2,098,928
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                          265,000             251,286
Kazkommerts International BV
   8.50% due 04/16/2013                              350,000             372,470
MBNA America Bank
   5.375% due 01/15/2008                             875,000             876,404
NB Capital Trust IV
   8.25% due 04/15/2027                            2,039,760           2,167,267
Rabobank Capital Funding II
   5.26% due 12/29/2049 (b)                        2,740,000           2,633,641
RBS Capital Trust IV
   5.327% due 09/29/2049 (b)                         897,000             906,297
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)                       2,715,000           3,125,752
Sovereign Capital Trust I
   9.00% due 04/01/2027                            1,925,000           2,055,088
TuranAlem Finance BV
   7.875% due 06/02/2010                             638,000             654,843
   8.50% due 02/10/2015                              600,000             626,250
USB Capital IX
   6.189% due 03/29/2049 (b)                       2,480,000           2,458,134
Wachovia Capital Trust II
   5.10% due 01/15/2027 (b)                        2,015,000           1,939,621
Wachovia Capital Trust III
   5.80% due 08/29/2049 (b)                        3,300,000           3,242,181
Washington Mutual Bank FA
   5.25% due 01/15/2015 (b)                        1,070,000           1,081,030
   5.65% due 08/15/2014                              500,000             491,237

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Washington Mutual Preferred Funding
   Delaware
   6.534% due 03/29/2049 (b)               $       1,000,000   $         969,020
Washington Mutual, Inc.
   4.20% due 01/15/2010                            1,118,000           1,067,886
   5.2354% due 03/22/2012 (a)(b)                     353,000             352,079
   5.625% due 01/15/2007                           1,593,000           1,595,837
Wells Fargo Company
   3.50% due 04/04/2008                              981,000             949,346
                                                               -----------------
                                                                      39,672,033
BROADCASTING - 0.49%
Clear Channel Communications, Inc.
   5.50% due 09/15/2014                            1,245,000           1,150,381
   6.00% due 11/01/2006                              491,000             492,186
   6.25% due 03/15/2011 (a)                        2,000,000           1,984,360
   7.65% due 09/15/2010                              736,000             773,203
Liberty Media Corp.
   6.41% due 09/17/2006 (b)                        1,600,000           1,606,544
News America Holdings, Inc.
   6.75% due 01/09/2038                              108,000             110,300
   7.75% due 12/01/2045                              491,000             529,560
   8.25% due 08/10/2018                            1,715,000           1,989,469
XM Satellite Radio Holdings, Inc.
   12.00% due 06/15/2010                             742,000             828,258
                                                               -----------------
                                                                       9,464,261
BUILDING MATERIALS & CONSTRUCTION -
   0.21%
Hughes Supply, Inc.
   5.50% due 10/15/2014                            2,400,000           2,408,052
Votorantim Overseas IV
   7.75% due 06/24/2020                            1,070,000           1,147,575
WCI Communities, Inc.
   6.625% due 03/15/2015 (a)                         442,000             391,170
                                                               -----------------
                                                                       3,946,797
BUSINESS SERVICES - 0.01%
Electronic Data Systems Corp.
   7.125% due 10/15/2009                             148,000             155,469
CABLE AND TELEVISION - 1.07%
BSKYB Finance UK PLC
   6.50% due 10/15/2035                            1,455,000           1,385,148
Comcast Corp.
   5.90% due 03/15/2016                            2,220,000           2,177,132
   6.45% due 03/15/2037                            1,130,000           1,092,741
   6.50% due 11/15/2035                            1,500,000           1,455,444
Comcast Corp., Class A
   5.30% due 01/15/2014                              981,000             932,754
   7.05% due 03/15/2033                              549,000             564,994
Cox Communications, Inc.
   4.625% due 01/15/2010                           1,103,000           1,057,340
   5.45% due 12/15/2014 (a)                          922,000             874,189
   5.45% due 12/14/2007 (b)                          930,000             935,942
   6.75% due 03/15/2011                              491,000             503,583
   7.75% due 11/01/2010                              368,000             393,547
Quebecor Media Inc.
   7.75% due 03/15/2016                              270,000             277,425
Shaw Communications, Inc.
   8.25% due 04/11/2010                    $       1,380,000   $       1,466,250
TCI Communications, Inc.
   9.80% due 02/01/2012                            1,365,000           1,608,540
Time Warner Companies, Inc.
   7.57% due 02/01/2024 (a)                        1,716,000           1,846,979
Time Warner, Inc.
   6.15% due 05/01/2007                              687,000             692,150
   7.625% due 04/15/2031                             451,000             491,294
   7.70% due 05/01/2032                            2,606,000           2,865,849
                                                               -----------------
                                                                      20,621,301
CELLULAR COMMUNICATIONS - 0.41%
America Movil S.A. de CV
   5.75% due 01/15/2015                            1,275,000           1,235,464
American Tower Corp.
   7.50% due 05/01/2012                              638,000             668,305
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                             573,000             628,045
   8.75% due 03/01/2031                              471,000             596,544
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                           1,000,000           1,122,831
Nextel Communications, Inc.
   7.375% due 08/01/2015                             148,000             155,213
Nextel Communications, Inc., Series F
   5.95% due 03/15/2014                            1,870,000           1,851,347
Rogers Wireless, Inc.
   9.625% due 05/01/2011                             422,000             484,773
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                           1,103,000           1,103,122
                                                               -----------------
                                                                       7,845,644
CHEMICALS - 0.39%
Cytec Industries, Inc.
   6.00% due 10/01/2015                            3,820,000           3,688,879
   6.75% due 03/15/2008                              677,000             687,136
ICI Wilmington, Inc.
   4.375% due 12/01/2008                             912,000             879,291
Lyondell Chemical Company
   10.875% due 05/01/2009                          1,150,000           1,167,250
Nova Chemicals Ltd.
   7.875% due 09/15/2025                           1,075,000           1,032,000
                                                               -----------------
                                                                       7,454,556
COMMERCIAL SERVICES - 0.18%
Cendant Corp.
   6.25% due 01/15/2008                            1,726,000           1,746,177
   6.25% due 03/15/2010                              491,000             503,705
   6.875% due 08/15/2006                             589,000             591,821
   7.375% due 01/15/2013                             143,000             157,068
Quebecor World Capital Corp.
   8.75% due 03/15/2016                              540,000             527,936
                                                               -----------------
                                                                       3,526,707
COMPUTERS & BUSINESS EQUIPMENT - 0.06%
Agilysys, Inc.
   9.50% due 08/01/2006                            1,150,000           1,156,982

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION & MINING EQUIPMENT - 0.11%
Kennametal, Inc.
   7.20% due 06/15/2012                    $       1,905,000   $       2,024,407
CONTAINERS & GLASS - 0.12%
BWAY Corp.
   10.00% due 10/15/2010                           1,030,000           1,086,650
Stone Container Corp.
   9.75% due 02/01/2011                            1,150,000           1,181,625
                                                               -----------------
                                                                       2,268,275
CRUDE PETROLEUM & NATURAL GAS - 0.06%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                              932,000             952,970
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                              206,000             217,375
                                                               -----------------
                                                                       1,170,345
DIVERSIFIED FINANCIAL SERVICES - 0.12%
HJ Heinz Finance Company
   6.00% due 03/15/2012 (b)                        2,000,000           1,993,218
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014                              417,000             385,754
                                                               -----------------
                                                                       2,378,972
DOMESTIC OIL - 0.24%
Amerada Hess Corp.
   7.30% due 08/15/2031                              601,000             669,156
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             295,000             312,767
Enterprise Products Operating LP
   6.375% due 02/01/2013                           3,105,000           3,167,609
Union Oil Company of California
   7.50% due 02/15/2029                              353,000             426,715
                                                               -----------------
                                                                       4,576,247
DRUGS & HEALTH CARE - 0.14%
Allegiance Corp.
   7.00% due 10/15/2026                              255,000             268,736
Wyeth
   4.375% due 03/01/2008                             540,000             530,064
   5.50% due 02/15/2016                            1,975,000           1,939,529
                                                               -----------------
                                                                       2,738,329
ELECTRICAL EQUIPMENT - 0.41%
Ametek, Inc.
   7.20% due 07/15/2008                            1,565,000           1,611,325
General Electric Company
   5.00% due 02/01/2013                            6,525,000           6,346,874
                                                               -----------------
                                                                       7,958,199
ELECTRICAL UTILITIES - 2.95%
AES Eastern Energy LP, Series 99-A
   9.00% due 01/02/2017                            2,283,847           2,580,747
AES Gener SA
   7.50% due 03/25/2014                              906,000             930,402
American Electric Power Company, Inc.
   5.25% due 06/01/2015                              540,000             519,013
Appalachian Power Company
   5.80% due 10/01/2035                            1,961,000           1,810,195
Arizona Public Service Company
   5.50% due 09/01/2035                    $       1,118,000   $         967,972
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                            2,545,000           2,873,916
BVPS II Funding Corp.
   8.89% due 06/01/2017                              969,000           1,108,164
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                              535,000             584,814
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                           1,765,000           1,966,337
CSFB (Empresa Electrica Guacolda SA)
   8.625% due 04/30/2013                             680,400             739,125
Dominion Resources, Inc.
   5.70% due 09/17/2012                              368,000             364,628
   5.95% due 06/15/2035                            2,500,000           2,304,988
Edison Mission Energy
   9.875% due 04/15/2011                             400,000             452,000
Electricidad De Caracas Finance BV
   10.25% due 10/15/2014                             200,000             217,500
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                              995,000           1,101,244
   8.50% due 04/01/2009                              412,000             441,819
Enersis SA
   7.375% due 01/15/2014                             633,000             662,302
Entergy (Waterford 3 Funding)
   8.09% due 01/02/2017                            2,346,762           2,418,221
Entergy Gulf States, Inc.
   5.70% due 06/01/2015                              915,000             877,060
FirstEnergy Corp.
   6.45% due 11/15/2011                              481,000             497,708
   7.375% due 11/15/2031                           1,299,000           1,442,894
HQI Transelec Chile SA
   7.875% due 04/15/2011                           1,705,000           1,823,982
Ipalco Enterprises, Inc.
   8.625% due 11/14/2011                           1,655,000           1,808,088
Kansas Gas & Electric
   5.647% due 03/29/2021                           1,245,000           1,188,950
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                           1,745,000           1,708,194
Monterrey Power SA De CV
   9.625% due 11/15/2009                             676,740             747,798
Nevada Power Company
   6.65% due 04/01/2036                            1,330,000           1,322,791
Pacific Gas & Electric Company
   4.20% due 03/01/2011                            2,329,000           2,193,951
   4.80% due 03/01/2014                              598,000             565,480
   6.05% due 03/01/2034                            2,636,000           2,579,540
Pepco Holdings, Inc.
   5.445% due 06/01/2010 (b)                         705,000             704,193
   6.45% due 08/15/2012                            1,550,000           1,600,161
PNPP II Funding Corp.
   9.12% due 05/30/2016                              923,000           1,068,993
PPL Energy Supply LLC, Series A
   6.40% due 11/01/2011                            1,750,000           1,808,025
PSEG Power LLC
   5.00% due 04/01/2014                              736,000             695,533

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
PSEG Power LLC (continued)
   6.875% due 04/15/2006                   $         841,000   $         841,292
   8.625% due 04/15/2031 (a)                         736,000             935,455
Scottish Power PLC
   4.91% due 03/15/2010                            1,265,000           1,235,056
System Energy Resources, Inc.
   5.129% due 01/15/2014                           1,669,058           1,615,498
Texas-New Mexico Power Company
   6.125% due 06/01/2008                           2,190,000           2,208,547
TransAlta Corp.
   5.75% due 12/15/2013                            1,855,000           1,833,074
TXU Australia Holdings LP
   6.75% due 12/01/2006                              455,000             458,726
TXU Corp., Series R
   6.55% due 11/15/2034                            2,952,000           2,664,021
United Energy Distribution Property,
   Ltd.
   4.70% due 04/15/2011                              344,000             332,253
                                                               -----------------
                                                                      56,800,650
ELECTRONICS - 0.05%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                             853,000             854,027
ENERGY - 1.00%
Duke Capital LLC
   6.75% due 02/15/2032                              589,000             617,226
Enterprise Products Operating LP
   4.95% due 06/01/2010                              535,000             518,953
Enterprise Products Operating LP,
   Series B
   6.875% due 03/01/2033                             471,000             481,173
Enterprise Products Operating LP,
   Series B
   5.00% due 03/01/2015                              574,000             532,564
GS Caltex Corp.
   5.50% due 08/25/2014                              471,000             457,067
Kansas City Power & Light Company,
   Series B
   6.00% due 03/15/2007                              574,000             576,867
KN Capital Trust I, Series B
   8.56% due 04/15/2027                              685,000             726,908
Nexen, Inc.
   5.875% due 03/10/2035                             598,000             557,434
Northern Border Pipeline Company
   6.25% due 05/01/2007                              598,000             602,200
NRG Energy, Inc.
   7.25% due 02/01/2014                            1,205,000           1,224,581
Pioneer Natural Resources Company
   5.875% due 07/15/2016                             398,000             377,175
Progress Energy, Inc.
   5.625% due 01/15/2016                           2,585,000           2,535,869
Salton Sea Funding Corp.
   7.84% due 05/30/2010                            3,240,162           3,330,378
Salton Sea Funding Corp., Series E
   8.30% due 05/30/2011                            1,130,919           1,200,284
Sempra Energy
   4.75% due 05/15/2009                              437,000             427,903
Talisman Energy, Inc.
   5.85% due 02/01/2037                              855,000             803,748
TXU Energy Company, LLC
   7.00% due 03/15/2013                    $       4,170,000   $       4,343,334
                                                               -----------------
                                                                      19,313,664
FINANCIAL SERVICES - 6.01%
American General Finance Corp., Series
   MTNI
   4.875% due 07/15/2012                           2,315,000           2,211,955
Aries Vermogensverwaltung GmbH, Series
   REGS
   9.60% due 10/25/2014                              750,000             937,050
Astoria Depositor Corp.
   8.144% due 05/01/2021                           2,335,000           2,451,750
AXA Financial, Inc.
   7.75% due 08/01/2010                              533,000             577,943
Bank of New York Institutional Capital
   Trust A
   7.78% due 12/01/2026                            2,490,000           2,618,763
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                              981,000             977,381
Bosphorus Financial Services Ltd
   6.5488% due 02/15/2012 (b)                      1,835,000           1,848,601
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                              520,000             507,451
CIT Group, Inc., Series MTN
   4.99% due 05/18/2007 (b)                          437,000             438,075
Citigroup, Inc.
   5.00% due 09/15/2014                              912,000             872,875
   5.625% due 08/27/2012                             981,000             986,330
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                              545,000             485,257
Corporacion Andina de Fomento
   6.875% due 03/15/2012                           1,005,000           1,063,688
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008 (a)                         443,000             437,742
   6.50% due 01/15/2012                              491,000             512,767
Dresdner Bank-New York
   7.25% due 09/15/2015                              589,000             652,156
ERP Operating LP
   4.75% due 06/15/2009                              687,000             672,789
ESI Tractebel Acquisition Corp.,
   Series B
   7.99% due 12/30/2011                            2,401,000           2,491,038
FleetBoston Financial Corp.
   4.875% due 12/01/2006                             701,000             699,273
Ford Motor Credit Company
   5.70% due 11/16/2006 (b)                        3,690,000           3,678,963
Fund American Companies, Inc.
   5.875% due 05/15/2013                             709,000             696,606
General Electric Capital Corp.
   5.45% due 01/15/2013                            3,064,000           3,061,696
General Motors Acceptance Corp.
   6.875% due 09/15/2011 (a)                       1,598,000           1,489,462
   7.75% due 01/19/2010                            2,128,000           2,074,823
   8.00% due 11/01/2031 (a)                        4,071,000           3,847,510
General Motors Acceptance Corp., Series
   MTN
   5.52% due 04/13/2006 (b)                        2,730,000           2,728,253
   5.645% due 05/18/2006 (b)                       1,855,000           1,850,765
Household Finance Corp.
   6.375% due 10/15/2011                           1,085,000           1,125,809

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Household Finance Corp. (continued)
   6.40% due 06/17/2008                    $       1,838,000   $       1,878,247
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                       1,700,000           1,667,928
HSBC Finance Corp.
   4.625% due 01/15/2008                             687,000             679,806
   6.75% due 05/15/2011                            2,700,000           2,842,490
HSBC USA, Inc.
   4.625% due 04/01/2014                           2,350,000           2,195,321
Humpuss Funding Corp.
   7.72% due 12/15/2009                              967,080             947,738
HVB Funding Trust III
   9.00% due 10/22/2031                              500,000             641,807
International Lease Finance Corp.
   3.50% due 04/01/2009                              677,000             641,566
   4.55% due 10/15/2009                              393,000             381,458
   4.75% due 07/01/2009                            1,530,000           1,495,140
   5.00% due 04/15/2010                              549,000             538,495
   5.875% due 05/01/2013                             785,000             789,613
International Lease Finance Corp.,
   Series MTNP
   5.00% due 01/15/2010 (b)                          652,000             655,401
   Jefferies Group, Inc.
   6.25% due 01/15/2036                            1,700,000           1,595,486
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                           1,961,000           1,874,098
JPMorgan Chase & Company
   5.35% due 03/01/2007                              491,000             491,316
   6.75% due 02/01/2011                              922,000             969,221
JSG Funding PLC
   9.625% due 10/01/2012                             955,000           1,009,913
Lehman Brothers Holdings, Inc.
   5.50% due 04/04/2016                            1,665,000           1,653,728
Lehman Brothers Holdings, Inc., Series
   MTN
   4.25% due 01/27/2010                            4,245,000           4,065,067
MBNA Capital, Series B
   5.48% due 02/01/2027 (b)                        1,157,000           1,141,519
Metallurg Holdings, Inc.
   10.50% due 10/01/2010                           1,170,000           1,146,600
Midland Funding II, Series B
   13.25% due 07/23/2006                           2,728,080           2,777,403
Mizuho Financial Group (Cayman), Ltd.
   8.375% due 12/29/2049                           2,180,000           2,321,700
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                        1,740,000           1,889,081
Morgan Stanley
   4.25% due 05/15/2010                            1,633,000           1,556,131
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                         845,000             831,512
NiSource Finance Corp.
   6.15% due 03/01/2013                              977,000             995,165
   7.875% due 11/15/2010                             814,000             882,951
Nissan Motor Acceptance Corp.
   5.625% due 03/14/2011                           1,850,000           1,843,162
Noble Group Ltd.
   6.625% due 03/17/2015                           1,515,000           1,339,190
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                    $       1,451,000   $       1,395,168
Popular North America, Inc.
   4.70% due 06/30/2009                              598,000             582,395
Popular North America, Inc., Series
   MTNE
   6.125% due 10/15/2006                             716,000             718,797
Reliastar Financial Corp.
   6.50% due 11/15/2008                              716,000             733,581
Residential Capital Corp.
   6.07% due 11/21/2008 (a)(b)                     3,500,000           3,541,171
   6.875% due 06/30/2015                           5,059,000           5,274,078
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
      06/30/2008 due 12/29/2049 (b)                  340,000             365,825
Skandinaviska Enskilda Banken AB
   5.471% due 03/29/2049 (b)                       2,100,000           2,013,625
SLM Corp., Series MTNA
   5.00% due 04/15/2015                            1,348,000           1,275,362
St. George Funding Company LLC
   zero coupon, Step up to 8.985% on
      06/30/2017 due 12/31/2049                    3,080,000           3,231,841
State Street Institutional Capital A
   7.94% due 12/30/2026 (c)                          845,000             889,419
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                           2,383,000           2,277,481
   5.25% due 04/01/2013                            1,226,000           1,195,257
   5.35% due 01/15/2016                            1,800,000           1,738,550
Trinity Industries Leasing Companies
   7.755% due 02/15/2009                           1,638,536           1,659,018
Ucar Finance, Inc.
   10.25% due 02/15/2012                             730,000             779,275
Waddell & Reed Financial, Inc.
   5.60% due 01/15/2011                            1,600,000           1,570,163
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                             721,000             685,896
                                                               -----------------
                                                                     115,661,926
FOOD & BEVERAGES - 0.64%
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                            2,239,466           2,335,842
American Seafoods Group LLC
   10.125% due 04/15/2010                            310,000             325,500
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
      11/01/2008 due 11/01/2011                    1,900,000           1,558,000
Corn Products International, Inc.
   8.45% due 08/15/2009                            1,330,000           1,437,869
Kellogg Company, Series B
   6.60% due 04/01/2011                              481,000             502,956
Kraft Foods, Inc.
   5.625% due 11/01/2011                             966,000             967,285
Nabisco, Inc.
   7.05% due 07/15/2007                              412,000             419,206
   7.55% due 06/15/2015 (a)                        1,471,000           1,669,116
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                              675,000             702,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
Smithfield Foods., Inc.
   7.00% due 08/01/2011                    $         897,000   $         892,515
Tyson Foods, Inc.
   6.60% due 04/01/2016                            1,530,000           1,511,198
                                                               -----------------
                                                                      12,321,487
FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
   6.125% due 03/15/2007                             258,000             259,151
GAS & PIPELINE UTILITIES - 0.41%
Dynegy-Roseton Danskammer
   7.67% due 11/08/2016                            1,155,000           1,180,002
Energy Transfer Partners LP
   5.95% due 02/01/2015                            1,960,000           1,942,599
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                              402,000             365,003
   7.30% due 08/15/2033                              603,000             656,061
Kinder Morgan Finance Company ULC
   6.40% due 01/05/2036                            1,500,000           1,460,556
Magellan Midstream Partners LP
   6.45% due 06/01/2014                            1,630,000           1,687,216
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                              736,000             681,557
                                                               -----------------
                                                                       7,972,994
HEALTHCARE SERVICES - 0.24%
Coventry Health Care, Inc.
   5.875% due 01/15/2012                           1,270,000           1,257,300
UnitedHealth Group, Inc.
   5.375% due 03/15/2016                           1,130,000           1,104,829
   5.80% due 03/15/2036                              755,000             718,963
WellPoint, Inc.
   3.50% due 09/01/2007                              706,000             686,539
   3.75% due 12/14/2007                              540,000             525,866
   5.00% due 12/15/2014 (a)                          417,000             397,720
                                                               -----------------
                                                                       4,691,217
HOLDINGS COMPANIES/CONGLOMERATES - 0.04%
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                              798,000             820,263
HOMEBUILDERS - 0.03%
Pulte Homes, Inc.
   6.25% due 02/15/2013 (a)                          515,000             514,337
HOTELS & RESTAURANTS - 0.42%
Hilton Hotels Corp.
   8.25% due 02/15/2011                              451,000             488,101
Hyatt Equities LLC
   6.875% due 06/15/2007                           1,915,000           1,941,515
Majestic Star LLC
   9.75% due 01/15/2011                              695,000             701,950
Marriott International, Inc.
   4.625% due 06/15/2012                           1,324,000           1,241,614
Starwood Hotels & Resorts Worldwide,
   Inc.
   7.875% due 05/01/2012                           3,320,000           3,610,500
                                                               -----------------
                                                                       7,983,680
HOUSEHOLD PRODUCTS - 0.08%
RPM International, Inc.
   6.25% due 12/15/2013                    $       1,535,000   $       1,520,734
INDUSTRIAL MACHINERY - 0.04%
Caterpillar, Inc.
   7.25% due 09/15/2009                              687,000             727,198
INDUSTRIALS - 0.14%
Tyco International Group SA
   6.875% due 01/15/2029                           2,560,000           2,672,942
INSURANCE - 3.76%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                           3,147,000           3,152,850
Allstate Corp.
   5.55% due 05/09/2035                            3,615,000           3,348,715
American International Group, Inc.
   5.05% due 10/01/2015                            2,000,000           1,907,046
AON Capital Trust A
   8.205% due 01/01/2027 (a)                       5,550,000           6,353,723
Assurant, Inc.
   5.625% due 02/15/2014                             461,000             453,000
   6.75% due 02/15/2034                            3,955,000           4,101,920
CNA Financial Corp.
   5.85% due 12/15/2014                            6,617,000           6,434,847
Endurance Specialty Holdings Ltd.
   7.00% due 07/15/2034                            3,627,000           3,648,780
First American Corp.
   7.55% due 04/01/2028 (a)                        1,485,000           1,595,153
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013                             417,000             391,189
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035 (a)                        5,037,000           4,755,734
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                           2,180,000           2,237,112
Markel Corp.
   6.80% due 02/15/2013                            1,605,000           1,647,008
   7.35% due 08/15/2034                            1,585,000           1,634,469
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                             829,000             826,721
   5.375% due 07/15/2014                             319,000             305,709
   5.75% due 09/15/2015                            1,962,000           1,918,661
Massachusetts Mutual Life Insurance
   Company
   7.625% due 11/15/2023                           2,235,000           2,650,820
MetLife, Inc.
   5.70% due 06/15/2035                            2,780,000           2,619,522
Monumental Global Funding
   5.20% due 01/30/2007                            1,125,000           1,124,552
New York Life Insurance Company
   5.875% due 05/15/2033                           1,555,000           1,528,251
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                        1,130,000           1,098,240
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013 (a)                          785,000             787,342
Ohio Casualty Corp.
   7.30% due 06/15/2014                            1,580,000           1,638,483
Oil Casualty Insurance, Ltd.
   8.00% due 09/15/2034                            1,150,000           1,123,230

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
Phoenix Life Insurance Company
   7.15% due 12/15/2034                    $       1,300,000   $       1,318,944
Provident Financing Trust I
   7.405% due 03/15/2038                           1,685,000           1,578,574
Prudential Financial, Inc.
   4.75% due 04/01/2014                            1,343,000           1,266,125
RenaissanceRe Holdings, Ltd.
   7.00% due 07/15/2008 (a)                        1,950,000           1,997,980
Symetra Financial Corp.
   6.125% due 04/01/2016                           1,650,000           1,634,801
The Phoenix Companies, Inc.
   6.675% due 02/16/2008                           1,340,000           1,343,517
Travelers Property Casualty Corp.
   6.375% due 03/15/2033 (a)                       1,069,000           1,083,458
URC Holdings Corp.
   7.875% due 06/30/2006                           1,577,000           1,583,731
W.R. Berkley Corp.
   6.15% due 08/15/2019                              699,000             683,398
XL Capital, Ltd.
   5.25% due 09/15/2014                              741,000             701,285
Zurich Capital Trust I
   8.376% due 06/01/2037                           1,885,000           2,016,492
                                                               -----------------
                                                                      72,491,382
INTERNATIONAL OIL - 0.49%
Delek & Avner-Yam Tethys Ltd.
   5.326% due 08/01/2013                           1,038,807           1,002,428
Newfield Exploration Company
   8.375% due 08/15/2012                             197,000             210,790
Pemex Project Funding Master Trust
   6.125% due 08/15/2008                             687,000             692,152
   6.21% due 06/15/2010 (b)                          897,000             920,771
   9.125% due 10/13/2010                           2,015,000           2,266,875
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                             910,014             878,655
Ras Laffan LNG III
   5.838% due 09/30/2027                           1,435,000           1,368,043
Vintage Petroleum, Inc.
   8.25% due 05/01/2012                            1,930,000           2,050,625
                                                               -----------------
                                                                       9,390,339
INTERNET CONTENT - 0.13%
Cisco Systems, Inc.
   5.50% due 02/22/2016                            2,490,000           2,452,598
LEISURE TIME - 0.57%
AMC Entertainment, Inc.
   9.50% due 02/01/2011                              940,000             914,150
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                            1,525,000           1,588,370
Little Traverse Bay Bands of Odawa
   Indians
   10.25% due 02/15/2014                           1,095,000           1,079,944
Mashantucket Western Pequot Tribe
   5.912% due 09/01/2021                             805,000             771,335
MGM Mirage, Inc.
   6.00% due 10/01/2009                              816,000             803,760
   6.375% due 12/15/2011                             628,000             617,795
   6.75% due 04/01/2013                            1,205,000           1,198,975
   6.875% due 04/01/2016                   $       1,205,000   $       1,194,456
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                             437,000             434,815
   8.00% due 04/01/2012                              492,000             517,830
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                            1,165,000           1,239,269
Waterford Gaming, LLC
   8.625% due 09/15/2012                             579,000             613,016
                                                               -----------------
                                                                      10,973,715
LIQUOR - 0.08%
Anheuser-Busch Companies, Inc.
   5.75% due 04/01/2036                            1,000,000             975,744
   6.50% due 02/01/2043 (a)                          540,000             573,963
                                                               -----------------
                                                                       1,549,707
MEDICAL-HOSPITALS - 0.30%
Alliance Imaging, Inc.
   7.25% due 12/15/2012                            1,210,000           1,049,675
HCA, Inc.
   6.375% due 01/15/2015 (a)                       1,314,000           1,278,883
   6.50% due 02/15/2016                            1,800,000           1,753,663
   7.875% due 02/01/2011                             422,000             444,103
Manor Care, Inc.
   6.25% due 05/01/2013                            1,280,000           1,274,938
                                                               -----------------
                                                                       5,801,262
METAL & METAL PRODUCTS - 0.15%
Alcan, Inc.
   5.00% due 06/01/2015 (a)                          339,000             319,688
Inco Ltd.
   7.75% due 05/15/2012                            1,726,000           1,871,939
Vedanta Resources PLC
   6.625% due 02/22/2010                             785,000             765,587
                                                               -----------------
                                                                       2,957,214
MINING - 0.05%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                              481,000             475,399
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                            460,000             495,650
                                                               -----------------
                                                                         971,049
PAPER - 0.27%
International Paper Company
   5.85% due 10/30/2012                            2,157,000           2,143,471
Longview Fibre Company
   10.00% due 01/15/2009                             250,000             262,500
Norske Skogindustrier ASA
   7.625% due 10/15/2011                           1,706,000           1,769,743
Plum Creek Timberlands LP
   5.875% due 11/15/2015                             965,000             945,882
                                                               -----------------
                                                                       5,121,596
PETROLEUM SERVICES - 0.17%
Premcor Refining Group, Inc.
   9.50% due 02/01/2013                              765,000             847,871

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
PETROLEUM SERVICES (CONTINUED)
Valero Logistics Operations LP
   6.05% due 03/15/2013                    $       2,392,000   $       2,418,939
                                                               -----------------
                                                                       3,266,810
PHARMACEUTICALS - 0.48%
AmerisourceBergen Corp.
   5.875% due 09/15/2015                           1,961,000           1,928,761
Caremark Rx, Inc.
   7.375% due 10/01/2006                           1,319,000           1,332,073
Hospira, Inc.
   5.90% due 06/15/2014                              412,000             413,284
Medco Health Solutions, Inc.
   7.25% due 08/15/2013                            1,410,000           1,518,164
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                          937,000             927,043
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                            1,680,000           1,620,481
   6.15% due 02/01/2036                            1,680,000           1,583,445
                                                               -----------------
                                                                       9,323,251
PHOTOGRAPHY - 0.05%
Sotheby's Holdings, Inc.
   6.875% due 02/01/2009                           1,045,000           1,045,000
REAL ESTATE - 1.89%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                              785,000             807,699
Camden Property Trust, REIT
   5.00% due 06/15/2015                              804,000             754,772
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                              554,000             560,274
Colonial Realty LP
   5.50% due 10/01/2015                            1,569,000           1,502,427
Developers Diversified Realty Corp.,
   REIT
   4.625% due 08/01/2010                           1,103,000           1,058,175
Duke Realty Corp., REIT
   5.1954% due 12/22/2006 (b)                        597,000             597,653
Health Care Property Investors, Inc.,
   REIT
   7.50% due 01/15/2007                            1,445,000           1,469,663
Health Care Property Investors, Inc.,
   Series MTN, REIT
   4.875% due 09/15/2010                           1,471,000           1,423,522
   5.625% due 02/28/2013                           2,480,000           2,443,708
Health Care REIT, Inc.
   6.00% due 11/15/2013                              755,000             741,244
   6.20% due 06/01/2016                            2,690,000           2,673,013
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                           1,720,000           1,877,619
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                            3,028,000           3,150,174
Host Marriott LP, REIT
   6.75% due 06/01/2016                            2,325,000           2,322,094
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                            1,030,000           1,020,815
iStar Financial, Inc., Series 1, REIT
   5.875% due 03/15/2016                           1,000,000             978,167
Price, Inc., REIT
   7.50% due 11/05/2006                              491,000             497,375
REAL ESTATE (CONTINUED)
Prologis, REIT
   7.05% due 07/15/2006                    $           5,000   $           5,017
Residential Capital Corp.
   6.00% due 02/22/2011                            2,100,000           2,083,229
Rouse Company, REIT
   3.625% due 03/15/2009                           2,800,000           2,603,003
   5.375% due 11/26/2013                             456,000             425,014
Simon Property Group LP, REIT
   5.75% due 12/01/2015                            1,500,000           1,482,330
Socgen Real Estate Company LLC
   7.64% due 12/29/2049 (b)                        2,501,000           2,572,193
Spieker Properties LP, REIT
   7.125% due 12/01/2006                           1,395,000           1,408,621
Vornado Realty LP
   5.60% due 02/15/2011                            2,000,000           1,981,587
                                                               -----------------
                                                                      36,439,388
RETAIL - 0.22%
Home Depot, Inc.
   5.40% due 03/01/2016                            1,845,000           1,822,782
JC Penney Company, Inc.
   7.65% due 08/15/2016                            1,205,000           1,327,088
JC Penney Corp., Inc.
   8.125% due 04/01/2027                             965,000           1,007,219
                                                               -----------------
                                                                       4,157,089
RETAIL GROCERY - 0.20%
Albertson's, Inc.
   8.00% due 05/01/2031                            3,000,000           2,792,580
Delhaize America, Inc.
   9.00% due 04/15/2031                              985,000           1,139,335
                                                               -----------------
                                                                       3,931,915
SANITARY SERVICES - 0.04%
Waste Management, Inc.
   7.75% due 05/15/2032                              625,000             733,106
SOFTWARE - 0.02%
Activant Solutions, Inc.
   10.53% due 04/01/2010 (b)                         215,000             219,300
Serena Software, Inc.
   10.375% due 03/15/2016                            185,000             194,250
                                                               -----------------
                                                                         413,550
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.91%
Citizens Communications Company
   9.00% due 08/15/2031                            3,039,000           3,247,931
Corning, Inc.
   6.05% due 06/15/2015                            1,040,000           1,025,663
Corning, Inc., Series MTN
   8.30% due 04/04/2025                            2,715,000           2,796,789
Deutsche Telekom International Finance
   BV
   6.625% due 07/11/2011                   EUR        99,000             134,194
   8.00% due 06/15/2010                    $       1,098,000           1,195,760
   8.25% due 06/15/2030                            1,358,000           1,624,482
France Telecom SA
   8.00% due 03/01/2011                              996,000           1,087,743
   8.50% due 03/01/2031 (b)                        1,009,000           1,260,355

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES (CONTINUED)
Innova S de R.L.
   9.375% due 09/19/2013                   $       1,190,000   $       1,332,800
Intelsat Subsidiary Holding Company,
   Ltd.
   9.61375% due 01/15/2012 (b)                       455,000             462,394
SBC Communications, Inc.
   4.125% due 09/15/2009                             368,000             351,907
   5.10% due 09/15/2014                              799,000             758,361
   5.625% due 06/15/2016                             613,000             596,416
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                             466,000             484,035
Verizon Global Funding Corp.
   5.85% due 09/15/2035                            1,190,000           1,067,363
                                                               -----------------
                                                                      17,426,193
TELEPHONE - 1.01%
AT&T Corp.
   9.75%, Step down to 8.0% on
      05/15/2006 due 11/15/2031 (b)                2,305,000           2,752,315
BellSouth Corp.
   4.20% due 09/15/2009                              613,000             588,174
   6.00% due 11/15/2034                            2,000,000           1,865,278
Sprint Capital Corp.
   6.125% due 11/15/2008                             838,000             852,860
   6.375% due 05/01/2009 (a)                         613,000             627,680
   6.875% due 11/15/2028                           2,133,000           2,200,689
   8.375% due 03/15/2012                             398,000             449,700
   8.75% due 03/15/2032                            4,104,000           5,131,055
Telecom Italia Capital SA
   4.00% due 01/15/2010                              775,000             728,573
   4.00% due 11/15/2008                              981,000             945,267
Verizon Communications, Inc.
   5.55% due 02/15/2016                            2,700,000           2,606,043
Verizon, New York, Inc.
   6.875% due 04/01/2012                             765,000             785,813
                                                               -----------------
                                                                      19,533,447
TOBACCO - 0.02%
Altria Group, Inc.
   7.00% due 11/04/2013                              337,000             362,313
TRANSPORTATION - 0.15%
CMA CGM SA
   7.25% due 02/01/2013                            1,860,000           1,848,375
CSX Corp.
   4.99% due 08/03/2006 (b)                          848,000             848,667
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                              148,000             157,250
                                                               -----------------
                                                                       2,854,292
UTILITY SERVICE - 0.03%
Public Service Company of New Mexico
   4.40% due 09/15/2008                              667,000             647,349
                                           -----------------   -----------------
TOTAL CORPORATE BONDS
   (Cost $584,388,066)                                         $     572,506,548
                                                               =================
COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.17%
American Home Mortgage Investment Trust,
   Series 2005-4, Class 5A
   5.35% due 11/25/2045                    $       4,395,072   $       4,337,536
Banc of America Commercial Mortgage
   Inc.,
   Series 2005-3, Class J
   5.3445% due 07/10/2043                          2,100,000           1,901,163
Banc of America Commercial Mortgage
   Inc.,
   Series 2005-5, Class G
   5.402% due 10/10/2015                           1,800,000           1,680,103
Banc of America Commercial Mortgage
   Inc.,
   Series 2005-5, Class H
   5.402% due 10/10/2015                           1,200,000           1,084,488
Banc of America Commercial Mortgage,
   Inc.,
   Series 2004-1, Class F
   5.279% due 11/10/2039                             650,000             621,993
Banc of America Commercial Mortgage,
   Inc.,
   Series 2004-1, Class G
   5.377% due 11/10/2039                             650,000             620,027
Banc of America Commercial Mortgage,
   Inc.,
   Series 2004-4, Class A3
   4.128% due 07/10/2042                           1,602,716           1,544,384
Banc of America Commercial Mortgage,
   Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                       2,524,154           2,395,546
Banc of America Commercial Mortgage,
   Inc.,
   Series 2005-4, Class A5A
   4.933% due 07/10/2045                           1,275,000           1,215,428
Banc of America Commercial Mortgage,
   Inc.,
   Series 2005-6, Class A4
   5.1822% due 09/10/2047 (b)                      2,625,000           2,560,627
Banc of America Commercial Mortgage,
   Inc.,
   Series 2005-6, Class H
   5.1822% due 09/10/2047 (b)                      1,650,000           1,550,959
Banc of America Commercial Mortgage,
   Inc.,
   Series 2006-1, Class XC
   5.421% IO due 09/10/2045                      259,825,000           1,755,848
Banc of America Funding Corp.,
   Series 2006-B,
   Class 6A1
   5.9037% due 03/20/2036 (b)                      3,117,200           3,128,768
Banc of America Large Loan, Series
   2005-BBA6,
   Class B
   4.9588% due 01/15/2019 (b)                      4,265,000           4,264,628
Banc of America Large Loan, Series
   2005-BOCA,
   Class K
   6.0988% due 12/15/2016 (b)                        690,000             691,362
Banc of America Large Loan, Series
   2005-ESHA,
   Class E
   5.32% due 07/14/2020 (b)                        2,000,000           2,007,613
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.0088% due 03/15/2022 (b)                      4,495,000           4,493,543
Banc of America Large Loan, Series
   2006-LAQ,
   Class H
   5.501% due 02/09/2021                           2,475,000           2,475,000
Bank of America Commercial Mortgage,
   Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                              707,813             702,267

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2005-12, Class 22A1
   5.7591% due 02/25/2036 (b)              $       3,063,870   $       3,083,857
Bear Stearns Alt A-Trust
   6.227% due 05/25/2036                           3,540,000           3,568,624
Bear Stearns Alt-A Trust, Series 2005-3,
   Class B2
   5.3553% due 04/25/2035 (b)                        648,964             639,536
Bear Stearns Alt-A Trust, Series 2006-1,
   Class 23A1
   5.6841% due 02/25/2036 (b)                      2,963,128           2,951,203
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                              749,893             733,032
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2004-AC5, Class A1
   5.25% due 10/25/2034                              663,716             650,574
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2005-T20, Class H
   5.303% due 10/12/2042                           2,950,000           2,710,428
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2004-PWR5, Class X1
   0.076% IO due 07/11/2042                       35,469,251             733,160
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2004-T16, Class X1
   0.0852% IO due 02/13/2046 (b)                  32,657,077             636,490
Bear Stearns Commercial Mortgage
   Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                            2,347,708           2,186,404
Bear Stearns Commercial Mortgage
   Securities,
   Series 2005-T20, Class A4A
   5.1561% due 10/12/2042 (b)                      1,325,000           1,291,677
Chase Commercial Mortgage Securities
   Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                           1,470,381           1,602,960
Chaseflex Trust, Series 2005-2,
   Class 4A1
   5.00% due 05/25/2020                            3,247,834           3,142,279
Citicorp Mortgage Securities, Inc.,
   Series 2005-5,
   Class 2A3
   5.00% due 08/25/2020                            3,859,051           3,755,514
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-1,
   Class 2B1
   4.7506% due 04/25/2035 (b)                      1,695,254           1,662,600
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-10, Class 1A5A
   5.9109% due 12/25/2035 (b)                      2,988,373           2,986,977
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-5,
   Class 2A3
   5.00% due 08/25/2035                            2,051,885           2,014,230
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1,
   Class C
   5.225% due 09/15/2020                             760,000             737,512
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1,
   Class J
   5.224% due 09/15/2020                           3,715,000           3,354,328
Citigroup/Deutsche Bank Commercial
   Mortgage Trust,
   Series 2005-CD1, Class A4
   5.224% due 09/15/2020                           1,780,000           1,744,841
Citigroup/Deutsche Bank Commercial
   Mortgage,
   Series 2006-CD2, Class X
   0.13% due 01/11/2046                    $     529,260,000   $       3,230,868
Commercial Mortgage Pass Through
   Certificates,
   Series 2006-CN2A, Class H
   5.5699% due 02/05/2019 (b)                      1,620,000           1,604,530
Commercial Mortgage Pass-Through
   Certificates,
   Series 2005-C6, Class XC1
   0.04% IO due 06/10/2044                       339,983,757           2,300,534
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                           2,475,141           2,265,797
Commercial Mortgage, Series 2005-C6,
   Class B
   5.2064% due 06/10/2044 (b)                      2,450,635           2,373,686
Commercial Mortgage, Series 2005-C6,
   Class G
   5.459% due 06/10/2044                           1,475,000           1,385,735
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   4.9488% due 11/15/2017 (b)                      3,000,000           2,998,368
Countrywide Alternative Loan Trust,
   Series 2004-24CB, Class 1A1
   6.00% due 11/25/2034                            1,421,280           1,411,508
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1A2
   4.673% due 08/25/2034 (b)                         728,586             721,762
Countrywide Alternative Loan Trust,
   Series 2005-J1, Class 3A1
   6.50% due 08/25/2032                            1,472,459           1,489,944
Countrywide Home Loan Mortgage Pass
   Through Trust,
   Series 2004-HYB2, Class 4A
   4.5545% due 07/20/2034 (b)                      7,968,717           7,809,830
Countrywide Home Loan Trust,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                              766,766             751,002
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.073% due 10/20/2035 (b)                       6,871,559           6,811,454
Countrywide Home Loans, Series 2005-6,
   Class 2A1
   5.50% due 04/25/2035                            1,801,701           1,748,531
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                           1,630,000           1,576,441
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                           1,870,000           1,819,161
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                             971,816             981,868
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                           1,715,445           1,715,997
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                            1,592,913           1,642,534
CS First Boston Mortgage Securities
   Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                             980,254           1,011,507

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities
   Corp.,
   Series 2003-25, Class 2A1
   4.50% due 10/25/2018                    $       1,503,227   $       1,432,813
CS First Boston Mortgage Securities
   Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                             539,140             509,724
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-5, Class 1A1
   5.00% due 07/25/2020                            1,930,588           1,864,871
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C1, Class AX
   0.0466% IO due 02/15/2038 (b)                  59,591,523             707,363
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C1, Class F
   4.821% due 02/15/2038                           1,030,000             944,684
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                       2,881,947           2,728,971
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C4, Class F
   5.3924% due 08/15/2038 (b)                      2,575,000           2,460,161
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C4, Class G
   5.3924% due 08/15/2038 (b)                      2,235,000           2,112,882
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-TF2A, Class K
   5.9488% due 09/15/2020 (b)                      1,000,000             999,879
Deutsche Mortgage and Asset Receiving
   Corp.,
   Series 1998-C1, Class C
   6.861% due 06/15/2031                           1,160,000           1,187,458
Federal Home Loan Mortgage Corp.,
   Series 2003-2640, Class WA
   3.50% due 03/15/2033                              385,904             368,716
Federal Home Loan Mortgage Corp.,
   Series 2005-3019, Class MD
   4.75% due 01/15/2031                            8,143,180           7,979,032
Federal Home Loan Mortgage Corp.,
   Series 2005-3033, Class JH
   5.00% due 06/15/2032                            3,803,636           3,738,693
Federal Home Loan Mortgage Corp.,
   Series 2005-3046, Class BA
   5.00% due 10/15/2024                            4,579,968           4,493,676
Federal Home Loan Mortgage Corp.,
   Series 2005-3046, Class BC
   5.00% due 08/15/2023                            1,698,254           1,672,100
Federal Home Loan Mortgage Corp.,
   Series MTN
   4.875% due 10/04/2010                           3,640,000           3,589,531
Federal National Mortgage Association
   Whole Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                              608,713             629,918
Federal National Mortgage Association,
   Series 2003-33, Class AC
   4.25% due 03/25/2033                              325,563             310,350
Federal National Mortgage Association,
   Series 2003-49, Class JE
   3.00% due 04/25/2033                              957,090             851,639
Federal National Mortgage Association,
   Series 2003-58, Class AD
   3.25% due 07/25/2033                    $         969,272   $         882,808
Federal National Mortgage Association,
   Series 2003-63, Class PE
   3.50% due 07/25/2033                              784,016             713,069
FHLMC Structured Pass Through
   Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                              311,273             321,830
First Horizon Alternative Mortgage
   Securities,
   Series 2004-AA5, Class B1
   5.2407% due 12/25/2034 (b)                        553,404             543,340
First Union National Bank Commercial
   Mortgage Trust,
   Series 2001-C2, Class A1
   6.204% due 01/12/2043                           1,635,415           1,654,454
First Union National Bank Commercial
   Mortgage Trust,
   Series 2002-C1, Class A1
   5.585% due 02/12/2034                             643,605             646,698
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                              95,378              96,839
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                            1,102,786           1,136,211
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                             735,191             731,414
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class XC
   0.0624% IO due 06/10/2048 (b)                  93,389,664           1,206,931
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                       2,171,263           2,082,419
GE Capital Commercial Mortgage Corp.,
   Series 2005-C4, Class H
   5.3312% due 11/10/2045 (b)                      1,550,000           1,458,285
G-Force LLC, Series 2005-RR2, Class A4B
   5.422% due 12/25/2039                           2,425,000           2,387,299
Global Signal Trust, Series 2004-2A,
   Class D
   5.093% due 12/15/2014                             975,000             950,242
Global Signal Trust, Series 2006-1,
   Class E
   6.495% due 02/15/2036                           1,070,000           1,066,839
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                             180,228             182,818
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                           2,677,900           2,672,125
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 2002-C1, Class A1
   5.785% due 11/15/2039                           2,482,924           2,499,226
GMAC Mortgage Corp. Loan Trust,
   Series 2006-AR1, Class 2A1
   5.667% due 04/19/2036 (b)                       3,074,388           3,074,388
Government National Mortgage
   Association,
   Series 2003-42, Class XA
   3.75% due 05/16/2033                              247,740             231,169

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Greenwich Capital Commercial Funding
   Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                   $       2,226,305   $       2,154,653
Greenwich Capital Commercial Funding
   Corp.,
   Series 2003-C2, Class A2
   4.022% due 01/05/2036                             900,000             868,153
Greenwich Capital Commercial Funding
   Corp.,
   Series 2005-GG5, Class A2
   5.117% due 04/10/2037                           3,705,000           3,664,914
Greenwich Capital Commercial Funding
   Corp.,
   Series 2005-GG5, Class H
   5.369% due 04/10/2037                           2,000,000           1,817,702
GS Mortgage Securities Corp II, Series
   2005-GG4,
   Class E
   5.078% due 07/10/2039 (b)                       2,627,081           2,475,554
GS Mortgage Securities Corp II, Series
   2005-GG4,
   Class XC
   0.1078% IO due 07/10/2039 (b)                 103,971,310           2,034,521
GSR Mortgage Loan Trust, Series
   2005-AR5,
   Class 1A1
   4.6191% due 10/25/2035 (b)                      8,086,532           7,975,618
GSR Mortgage Loan Trust, Series 2004-9,
   Class B1
   4.5214% due 08/25/2034 (b)                      1,978,100           1,938,703
GSR Mortgage Loan Trust, Series 2005-5F,
   Class 6A1
   5.00% due 05/25/2020                            1,978,659           1,912,948
GSR Mortgage Loan Trust, Series 2005-8F,
   Class 6A1
   4.50% due 10/25/2020                            2,163,689           2,080,441
GSR Mortgage Loan Trust, Series
   2006-AR1,
   Class 3A1
   5.4361% due 01/25/2036 (b)                      4,965,531           4,906,174
Harborview Mortgage Loan Trust,
   Series 2004-7,
   Class 2A3
   4.43% due 11/19/2034 (b)                        3,956,098           3,934,128
Hilton Hotels Pool Trust, Series
   2000-HLTA, Class B
   5.14% due 10/03/2015 (b)                          335,000             336,026
Impac Secured Assets Corp.,
   Series 2005-1,
   Class 1A1
   4.3059% due 07/25/2035 (b)                      9,046,556           8,980,277
IndyMac Index Mortgage Loan Trust,
   Series 2004-AR13, Class B1
   5.2962% due 01/25/2035                            792,885             788,878
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR5, Class B1
   5.4254% due 05/25/2035 (b)                      1,459,398           1,458,092
IndyMac Index Mortgage Loan Trust,
   Series 2006-AR3, Class 3A1A
   6.207% due 04/25/2036 (b)                       3,104,528           3,124,138
JPMorgan Alternative Loan Trust,
   Series 2006-A1,
   Class 4A1
   6.092% due 03/25/2036 (b)                       3,857,777           3,889,875
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                           2,568,266           2,555,373
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                    $         735,191   $         710,913
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2004-FL1A, Class A1
   4.9209% due 04/16/2019 (b)                        303,050             303,086
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2005-LDP2, Class E
   4.981% due 07/15/2042 (b)                       1,524,295           1,434,429
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2005-LDP3, Class A4B
   4.996% due 08/15/2042 (b)                       2,680,000           2,559,251
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2005-LDP4, Class B
   5.129% due 10/15/2042 (b)                       1,335,000           1,274,164
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2005-LDP4, Class H
   5.1532% due 10/15/2042 (b)                      1,700,000           1,529,545
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2006-LDP6, Class X1
   0.041% IO due 04/15/2043 (b)                  385,308,000           2,060,242
JPMorgan Mortgage Trust, Series 2005-S2,
   Class 2A16
   6.50% due 09/25/2035                            2,505,168           2,518,692
JPMorgan Mortgage Trust, Series 2005-S3,
   Class 2A2
   5.50% due 01/25/2021                            2,997,080           2,953,466
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                           1,470,381           1,548,545
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class XCL
   0.1474% IO due 02/15/2040 (b)                  48,066,698           1,023,229
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                           2,029,126           1,905,556
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                       1,264,528           1,188,990
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                           2,881,947           2,827,761
LB-UBS Commercial Mortgage Trust,
   Series 2005-C7, Class K
   5.4778% due 11/15/2040 (b)                      2,800,000           2,562,715
Lehman Mortgage Trust, Series 2005-1,
   Class 6A1
   5.00% due 11/25/2020                            2,808,473           2,733,322
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                               28,909              28,935
Merrill Lynch Mortgage Trust, Series
   2005-MCP1,
   Class E
   5.131% due 06/12/2043 (b)                       2,105,000           1,987,572
Merrill Lynch Mortgage Trust, Series
   2004-BPB1,
   Class XC
   0.058% IO due 09/12/2041                       28,400,000             558,372

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Trust, Series
   2004-KEY2,
   Class A4
   4.864% due 08/12/2039 (b)               $       1,588,012   $       1,510,464
Merrill Lynch Mortgage Trust, Series
   2005-CIP1,
   Class F
   5.384% due 07/12/2038                           1,600,000           1,516,770
Merrill Lynch Mortgage Trust, Series
   2005-CIP1,
   Class XC
   0.041% IO due 07/12/2038                      281,739,000           1,816,681
Merrill Lynch Mortgage Trust, Series
   2005-CKI1,
   Class A6
   5.2448% due 11/12/2037 (b)                      2,455,000           2,400,818
Merrill Lynch Mortgage Trust, Series
   2005-LC1,
   Class G
   5.377% due 01/12/2044                           2,150,000           2,015,597
MLCC Mortgage Investors, Inc., Series
   2005-A,
   Class A1
   5.0481% due 03/25/2030 (b)                        650,206             650,603
Morgan Stanley Capital I
   0.083% IO due 07/15/2056 (b)                   38,300,000           1,083,825
Morgan Stanley Capital I, Series
   2004-T13, Class A2
   3.94% due 09/13/2045                            1,347,850           1,280,578
Morgan Stanley Capital I, Series
   2005-HQ6, Class B
   5.152% due 08/13/2042 (b)                       2,500,000           2,396,349
Morgan Stanley Capital I, Series
   2005-HQ7,
   Class A2
   5.2056% due 11/14/2042 (b)                      2,185,000           2,154,403
Morgan Stanley Capital I, Series
   2005-HQ7,
   Class A4
   5.2056% due 11/14/2042 (b)                      2,395,000           2,342,882
Morgan Stanley Capital I, Series
   2005-IQ10,
   Class A4A
   5.23% due 09/15/2042 (b)                        3,560,000           3,467,470
Morgan Stanley Capital I, Series
   2005-T17, Class X1
   0.067% IO due 12/13/2041 (b)                   76,730,944           1,148,378
Morgan Stanley Capital I, Series
   2006-HQ8, Class X
   0.109% due 03/12/2044                         534,000,000           2,891,610
Morgan Stanley Capital I, Series
   2006-T21, Class X
   0.1528% IO due 10/12/2052 (b)                 189,161,000           2,901,900
Morgan Stanley Mortgage Loan Trust,
   Series 2006-3AR, Class 3A1
   6.119% due 03/25/2036 (b)                       4,185,264           4,219,106
Multi Security Asset Trust, Series
   2005-RR4A,
   Class F
   5.88% due 11/28/2035 (b)                          580,000             548,921
Prime Mortgage Trust, Series 2005-2,
   Class 1A2
   5.00% due 07/25/2020                            4,561,786           4,447,339
Provident Funding Mortgage Loan Trust,
   Series 2005-1, Class B1
   4.3678% due 05/25/2035 (b)                      1,099,256           1,061,596
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class NB5
   6.0155% due 12/25/2035 (b)                      2,901,640           2,927,923
Residential Accredit Loans, Inc., Series
   2006-QA1,
   Class A31
   6.3028% due 01/25/2036 (b)                      4,061,568           4,096,826
Salomon Brothers Mortgage Securities
   VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                   $         597,955   $         621,857
Salomon Brothers Mortgage Securities
   VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                             710,484             716,175
Salomon Brothers Mortgage Securities
   VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                           1,225,318           1,270,888
SBA CMBS Trust, Series 2005-1A, Class A
   5.369% due 11/15/2035                             800,000             793,499
SBA CMBS Trust, Series 2005-1A, Class B
   5.565% due 11/15/2035                             700,000             695,753
SBA CMBS Trust, Series 2005-1A, Class C
   5.731% due 11/15/2035                           3,998,000           3,977,015
SBA CMBS Trust, Series 2005-1A, Class D
   6.219% due 11/15/2035                             515,000             514,366
SBA CMBS Trust, Series 2005-1A, Class E
   6.706% due 11/15/2035                           2,545,000           2,551,869
Sequoia Mortgage Trust, Series 2005-3,
   Class A1
   4.9763% due 05/20/2035 (b)                        893,603             892,924
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.5246% due 07/15/2027 (b)                        540,023             547,332
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                            1,960,508           1,857,552
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.0389% IO due 03/15/2042 (b)                  49,794,653             447,978
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class A5
   4.661% due 05/15/2044                           3,313,258           3,155,693
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class AJ
   4.793% due 05/15/2044                           1,862,483           1,741,067
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class E
   5.109% due 05/15/2044 (b)                       2,525,000           2,366,400
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class G
   5.2243% due 07/15/2042 (b)                      1,500,000           1,402,909
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C21, Class H
   5.1951% due 10/15/2044 (b)                      2,800,000           2,526,024
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-WL5A, Class A2
   4.9488% due 01/15/2018 (b)                      1,045,000           1,045,167
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class XC
   0.009% due 03/15/2045                         743,375,807           4,173,966
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series
   2005-6,
   Class 1CB
   6.50% due 08/25/2035                            2,038,644           2,062,217
Washington Mutual, Inc., Series 2005-1,
   Class 6A1
   6.50% due 03/25/2035                            1,203,174           1,210,454

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Washington Mutual, Inc., Series
   2005-AR12,
   Class 1A8
   4.843% due 10/25/2035 (b)               $       6,981,895   $       6,854,764
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2004-7, Class 2A2
   5.00% due 07/25/2019                            2,023,657           1,964,212
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR16, Class 2A1
   4.95% due 10/25/2035 (b)                       20,080,144          19,869,220
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR2, Class 3A1
   4.9455% due 03/25/2035 (b)                      1,788,867           1,775,148
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
(Cost $414,761,187)                                            $     388,508,872
                                                               -----------------

ASSET BACKED SECURITIES - 4.68%
Amresco Residential Securities Mortgage
   Loan
   Trust, Series 1998-1, Class A6
   6.51% due 08/25/2027                              198,078             198,744
Argent Securities, Inc., Series 2004-W1,
   Class M3
   6.2681% due 03/25/2034 (b)                      1,568,407           1,588,000
Asset Backed Securities Corp. Home
   Equity,
   Series 2006-HE2, Class A3
   4.999% due 03/25/2036 (b)                       5,000,000           5,000,000
California Infrastructure Development
   PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                              149,663             150,300
Capital Trust Re CDO Ltd, Series
   2005-1A, Class C
   5.5263% due 03/20/2050 (b)                      1,250,000           1,248,750
Capital Trust Re CDO Ltd, Series
   2005-1A, Class E
   6.8763% due 03/20/2050 (b)                        834,000             834,912
Capital Trust Re CDO Ltd, Series
   2005-3A, Class A1
   5.094% due 06/25/2035                           3,490,000           3,434,378
Capital Trust Re CDO, Ltd., Series
   2005-1A, Class B
   5.2463% due 03/20/2050 (b)                      1,600,000           1,601,812
Centex Home Equity, Series 2004-D, Class
   AF4
   4.68% due 06/25/2032                              780,000             765,817
Centex Home Equity, Series 2005-A, Class
   M4
   5.6181% due 01/25/2035 (b)                        875,000             881,208
Contimortgage Home Equity Loan Trust,
   Series 1995-2, Class A5
   8.10% due 08/15/2025                               50,045              51,429
Continental Airlines Inc., Series 01-1
   7.033% due 06/15/2011                             467,072             446,208
Continental Airlines Inc., Series 991A
   6.545% due 02/02/2019                             590,120             597,920
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                       1,714,565           1,703,059
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.0981% due 09/25/2033 (b)                        840,265             840,895
Credit-Based Asset Servicing and
   Securitization,
   Series 2005-CB8, Class AF2
   5.303% due 12/25/2035                           4,000,000           3,963,752
Credit-Based Asset Servicing and
   Securitization,
   Series 2006-CB2, Class AF2
   5.501% due 12/25/2036                   $       5,000,000   $       4,986,720
CW Capital Cobalt I, Series 2005-1A,
   Class A1
   5.08% due 05/25/2045 (b)                          867,922             866,498
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                           1,026,856           1,012,255
Equity One ABS, Inc., Series 2003-4,
   Class AF3
   3.531% due 11/25/2033                              56,746              56,541
Equity One ABS, Inc., Series 2004-1,
   Class M2
   5.115% due 04/25/2034                             750,000             728,523
Equity One ABS, Inc., Series 2004-1,
   Class M3
   5.26% due 04/25/2034                              750,000             727,452
Equity One ABS, Inc., Series 2004-2,
   Class AV2
   5.0681% due 07/25/2034 (b)                        228,985             229,263
First Franklin Mortgage Loan Asset
   Backed
   Certificates, Series 2004-FF3, Class
   A2C
   5.2981% due 05/25/2034 (b)                      1,000,000           1,004,504
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   5.0581% due 11/25/2035 (b)                      2,519,400           2,519,377
IndyMac Home Equity Loan Asset-Backed
   Trust,
   Series 2004-B, Class A2B
   5.1781% due 11/25/2034 (b)                        560,706             561,572
LNR CDO Ltd, Series 2006-1A, Class BFL
   5.55% due 05/28/2043 (b)                        3,300,000           3,300,000
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   5.5181% due 02/25/2034 (b)                      1,200,000           1,203,634
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.1081% due 11/25/2034 (b)                      1,470,381           1,471,743
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                          990,000             981,223
Newcastle CDO, Ltd., Series 2005-7A,
   Class 2FL
   4.72% due 12/25/2050                            2,690,000           2,684,351
Option One Mortgage Loan Trust, Series
   2004-1,
   Class M1
   5.4181% due 01/25/2034 (b)                        800,000             803,549
Ownit Mortgage Loan, Series 2006-1,
   Class AF2
   5.29 due 12/25/2036                             5,160,000           5,124,525
Ownit Mortgage Loan, Series 2006-2,
   Class A2B
   5.633 due 01/25/2037                            4,000,000           3,996,876
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                       3,234,838           3,181,447
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-6, Class A2
   5.35% due 01/25/2036 (b)                        3,700,000           3,680,314
Renaissance Home Equity Loan Trust,
   Series 2004-4, Class AF2
   3.856% due 02/25/2035                           1,570,000           1,557,406
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF3
   4.499% due 08/25/2035                           1,835,000           1,792,532

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4
   4.934% due 08/25/2035                   $       1,740,000   $       1,671,289
Renaissance Home Equity Loan Trust,
   Series 2005-4, Class A2
   5.399% due 02/25/2036                           3,000,000           2,986,377
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                            1,556,797           1,533,211
Residential Asset Mortgage Products,
   Inc.,
   Series 2003-RS10, Class AI5
   4.91% due 01/25/2031                            1,420,000           1,410,009
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                       1,125,000           1,106,971
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                         650,000             629,639
Residential Asset Securities Corp.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                              154,063             154,000
Sail Net Interest Margin Notes, Series
   2005-6A,
   Class A
   4.75% due 07/27/2035                            2,730,184           2,714,156
Specialty Underwriting & Residential
   Finance,
   Series 2003-BC4, Class A3B
   4.788% due 11/25/2034                           1,047,405           1,034,576
Specialty Underwriting & Residential
   Finance,
   Series 2004-BC4, Class A2B
   5.1281% due 10/25/2035 (b)                      1,715,445           1,718,761
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   5.1181% due 09/25/2034 (b)                      2,074,557           2,075,835
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.1181% due 09/25/2034 (b)                      1,462,016           1,463,122
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                              527,691             525,015
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                            1,100,000           1,089,872
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                            1,100,000           1,060,837
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                              750,000             748,364
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                        2,451,000           2,384,669
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $90,709,889)                                             $      90,084,192
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.07%
HONDURAS - 0.03%
Central American Bank for Economic
   Integration
   6.75% due 04/15/2013                    $         638,000   $         661,326
VENEZUELA - 0.04%
Corporacion Andina de Fomento
   5.20% due 05/21/2013                              736,000             713,717
                                           -----------------   -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,428,065)                                              $       1,375,043
                                                               -----------------
SHORT TERM INVESTMENTS - 9.02%
State Street Global Advisers Funds (c)     $      15,738,787   $      15,738,787
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                           157,971,738         157,971,738
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $173,710,525)                                            $     173,710,525
                                                               -----------------
REPURCHASE AGREEMENTS - 15.01%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $289,210,125 on 04/03/2006,
   collateralized by $3,830,000
   Federal Home Loan Bank, 3.875%
   due 12/20/2006 (valued at
   $3,836,404, including interest) and
   $3,700,000 U.S. Treasury Bills,
   zero coupon due 09/21/2006
   (valued at $3,618,600, including
   interest) and $278,265,000 U.S.
   Treasury Notes, 4.625% due
   05/15/2006 (valued at
   $283,056,445, including interest)
   and $4,445,000 U.S. Treasury
   Notes, 4.125% due 08/15/2008
   (valued at $4,400,550, including
   interest) (c)***                        $     289,127,000   $     289,127,000
                                           -----------------    -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $289,127,000)                                            $     289,127,000
                                                               -----------------
TOTAL INVESTMENTS (ACTIVE BOND TRUST)
  (COST $2,395,133,346) - 121.73%                              $   2,344,380,696
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (21.73)%                                                         (418,455,413)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,925,925,283
                                                               =================

ALL CAP CORE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 93.64%
AEROSPACE - 3.59%
Boeing Company                                        53,800   $       4,192,634
Lockheed Martin Corp.                                 49,300           3,703,909
Northrop Grumman Corp.                                11,300             771,677
                                                               -----------------
                                                                       8,668,220

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUTO PARTS - 1.20%
American Axle & Manufacturing Holdings,
  Inc. (a)                                            58,100   $         995,253
TRW Automotive Holdings Corp. * (a)                   81,900           1,908,270
                                                               -----------------
                                                                       2,903,523
AUTOMOBILES - 0.21%
Monaco Coach Corp. (a)                                10,500             140,700
Tenneco, Inc. * (a)                                   17,200             373,068
                                                               -----------------
                                                                         513,768
BANKING - 4.95%
Bank of America Corp.                                  6,400             291,456
Flagstar Bancorp, Inc. (a)                            12,600             190,260
KeyCorp (a)                                           77,700           2,859,360
SunTrust Banks, Inc.                                     300              21,828
US Bancorp                                            63,600           1,939,800
Wachovia Corp.                                        29,200           1,636,660
Wells Fargo Company                                   78,700           5,026,569
                                                               -----------------
                                                                      11,965,933
BIOTECHNOLOGY - 2.12%
Amgen, Inc. *                                          7,800             567,450
Genentech, Inc. *                                     25,600           2,163,456
Genzyme Corp. *                                       35,600           2,393,032
                                                               -----------------
                                                                       5,123,938
BROADCASTING - 1.11%
CBS Corp., Class B                                   111,000           2,661,780
Liberty Global, Inc., Series C *                         760              15,010
                                                               -----------------
                                                                       2,676,790
BUSINESS SERVICES - 3.35%
Brinks Company                                        48,000           2,436,480
Coinstar, Inc. * (a)                                   8,100             209,871
Fluor Corp.                                           32,200           2,762,760
R.H. Donnelley Corp. * (a)                            46,000           2,678,580
                                                               -----------------
                                                                       8,087,691
CHEMICALS - 0.08%
Terra Industries, Inc. * (a)                          26,000             183,300
The Scotts Company, Class A (a)                          100               4,576
                                                               -----------------
                                                                         187,876
COMPUTERS & BUSINESS EQUIPMENT - 2.88%
Apple Computer, Inc. *                                37,700           2,364,544
Cisco Systems, Inc. *                                    600              13,002
Hewlett-Packard Company                               84,100           2,766,890
MTS Systems Corp. (a)                                  9,600             401,568
Western Digital Corp. * (a)                           72,600           1,410,618
                                                               -----------------
                                                                       6,956,622
COSMETICS & TOILETRIES - 2.55%
Colgate-Palmolive Company                             64,700           3,694,370
Procter & Gamble Company                              42,800           2,466,136
                                                               -----------------
                                                                       6,160,506
CRUDE PETROLEUM & NATURAL GAS - 2.39%
Apache Corp.                                          41,500           2,718,665
Cimarex Energy Company * (a)                           9,752             421,872
Devon Energy Corp.                                    37,400   $       2,287,758
Unit Corp. *                                           6,200             345,650
                                                               -----------------
                                                                       5,773,945
DOMESTIC OIL - 0.05%
Houston Exploration Company * (a)                      2,400             126,480
DRUGS & HEALTH CARE - 0.22%
Perrigo Company (a)                                   20,800             339,248
Res-Care, Inc. *                                      10,800             198,504
                                                               -----------------
                                                                         537,752
ELECTRICAL UTILITIES - 1.76%
Edison International                                  38,300           1,577,194
FirstEnergy Corp.                                     54,900           2,684,610
                                                               -----------------
                                                                       4,261,804
ELECTRONICS - 2.61%
Arrow Electronics, Inc. *                             35,700           1,152,039
Jabil Circuit, Inc. *                                 50,600           2,168,716
Teleflex, Inc. (a)                                    41,500           2,972,645
                                                               -----------------
                                                                       6,293,400
ENERGY - 1.12%
TXU Corp.                                             60,400           2,703,504
FINANCIAL SERVICES - 7.28%
Citigroup, Inc.                                      110,900           5,237,807
City Holding Company (a)                               1,900              69,901
Federal Home Loan Mortgage Corp.                      39,900           2,433,900
Federal National Mortgage Association                 16,400             842,960
Franklin Resources, Inc.                              18,800           1,771,712
Goldman Sachs Group, Inc.                              7,500           1,177,200
Lehman Brothers Holdings, Inc.                        25,300           3,656,609
Mellon Financial Corp.                                 2,800              99,680
PNC Financial Services Group, Inc.                    30,400           2,046,224
The First Marblehead Corp. (a)                         5,700             246,525
                                                               -----------------
                                                                      17,582,518
FOOD & BEVERAGES - 2.84%
Hormel Foods Corp.                                    40,200           1,358,760
Pepsi Bottling Group, Inc.                            22,700             689,853
PepsiCo, Inc.                                         83,300           4,813,907
                                                               -----------------
                                                                       6,862,520
HEALTHCARE PRODUCTS - 2.20%
Baxter International, Inc.                            70,400           2,732,224
Becton, Dickinson & Company                           29,200           1,798,136
Johnson & Johnson                                     13,200             781,704
                                                               -----------------
                                                                       5,312,064
HEALTHCARE SERVICES - 4.26%
Amedisys, Inc. * (a)                                   9,000             312,750
Express Scripts, Inc. *                               26,600           2,338,140
Humana, Inc. *                                        26,000           1,368,900
McKesson Corp.                                        46,700           2,434,471
Sierra Health Services, Inc. *                        49,600           2,018,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE SERVICES (CONTINUED)
UnitedHealth Group, Inc.                              32,500   $       1,815,450
                                                               -----------------
                                                                      10,288,431
HOLDINGS COMPANIES/CONGLOMERATES -1.18%
General Electric Company                              81,800           2,845,004

HOTELS & RESTAURANTS - 2.04%
Brinker International, Inc. (a)                       12,100             511,225
CEC Entertainment, Inc. * (a)                         10,200             342,924
McDonald's Corp.                                      26,200             900,232
Yum! Brands, Inc.                                     65,200           3,185,672
                                                               -----------------
                                                                       4,940,053
HOUSEHOLD APPLIANCES - 1.44%
The Toro Company (a)                                  11,800             563,450
Whirlpool Corp. (a)                                   32,000           2,927,040
                                                               -----------------
                                                                       3,490,490
INSURANCE - 3.55%
HCC Insurance Holdings, Inc. (a)                      27,400             953,520
MetLife, Inc.                                         29,800           1,441,426
Philadelphia Consolidated Holding Corp.
   * (a)                                              79,000           2,697,060
Prudential Financial, Inc.                             6,400             485,184
W.R. Berkley Corp.                                    51,525           2,991,541
                                                               -----------------
                                                                       8,568,731
INTERNATIONAL OIL - 0.79%
ConocoPhillips                                        30,300           1,913,445

INTERNET CONTENT - 0.33%
Yahoo!, Inc. *                                        24,600             793,596

INTERNET RETAIL - 0.42%
eBay, Inc. *                                          26,000           1,015,560

INTERNET SERVICE PROVIDER - 0.47%
Google, Inc., Class A *                                2,900           1,131,000

METAL & METAL PRODUCTS - 0.76%
Southern Copper Corp. (a)                             21,600           1,824,768

MINING - 1.92%
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                            38,000           2,271,260
Phelps Dodge Corp.                                    29,300           2,359,529
                                                               -----------------
                                                                       4,630,789
PETROLEUM SERVICES - 4.53%
Exxon Mobil Corp.                                    157,300           9,573,278
Veritas DGC, Inc. * (a)                               30,200           1,370,778
                                                               -----------------
                                                                      10,944,056
PHARMACEUTICALS - 3.26%
AmerisourceBergen Corp.                               56,000           2,703,120
Hospira, Inc. *                                       45,500           1,795,430
Merck & Company, Inc.                                 43,700           1,539,551
Pfizer, Inc.                                          74,100           1,846,572
                                                               -----------------
                                                                       7,884,673
PUBLISHING - 1.55%
John Wiley & Sons, Inc.,Class A (a)                      900              34,065
McGraw-Hill Companies, Inc.                           64,600   $       3,722,252
                                                               -----------------
                                                                       3,756,317
REAL ESTATE - 1.88%
Apartment Investment & Management
   Company, Class A, REIT                             11,600             544,040
Camden Property Trust, REIT                            6,000             432,300
Equity Office Properties Trust, REIT                  21,000             705,180
Equity Residential, REIT                              13,700             641,023
Kimco Realty Corp., REIT                                 700              28,448
Liberty Property Trust, REIT (a)                       3,500             165,060
Pan Pacific Retail Properties, Inc., REIT              5,500             389,950
ProLogis, REIT                                         8,100             433,350
Simon Property Group, Inc., REIT                       9,400             790,916
Vornado Realty Trust, REIT                             3,600             345,600
Weingarten Realty Investors, REIT (a)                  1,600              65,200
                                                               -----------------
                                                                       4,541,067
RETAIL GROCERY - 1.25%
Safeway, Inc. (a)                                     10,900             273,808
The Kroger Company *                                 134,700           2,742,492
                                                               -----------------
                                                                       3,016,300
RETAIL TRADE - 5.13%
American Eagle Outfitters, Inc.                       47,000           1,403,420
Barnes & Noble, Inc.                                  56,400           2,608,500
Claire's Stores, Inc.                                 65,100           2,363,781
Lowe's Companies, Inc.                                54,200           3,492,648
Payless ShoeSource, Inc. * (a)                        23,100             528,759
Target Corp.                                          38,500           2,002,385
                                                               -----------------
                                                                      12,399,493
SANITARY SERVICES - 1.15%
Waste Management, Inc.                                78,500           2,771,050
SEMICONDUCTORS - 5.01%
Freescale Semiconductor, Inc., Class B *              69,900           1,941,123
Intel Corp.                                          202,000           3,908,700
Lam Research Corp. *                                  38,200           1,642,600
Micron Technology, Inc. *                            120,600           1,775,232
Texas Instruments, Inc.                               87,600           2,844,372
                                                               -----------------
                                                                      12,112,027
SOFTWARE - 3.96%
Autodesk, Inc. *                                      50,900           1,960,668
BMC Software, Inc. *                                  27,300             591,318
Microsoft Corp.                                      258,200           7,025,622
                                                               -----------------
                                                                       9,577,608
STEEL - 1.00%
Nucor Corp. (a)                                       23,000           2,410,170
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.04%
Corning, Inc. *                                       93,200           2,508,012
TELEPHONE - 1.67%
AT&T, Inc.                                           149,100           4,031,664

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TOBACCO - 0.75%
Altria Group, Inc.                                    20,900   $       1,480,974
Loews Corp. - Carolina Group                           7,200             340,344
                                                               -----------------
                                                                       1,821,318
TRUCKING & FREIGHT - 1.79%
J.B. Hunt Transport Services, Inc.                    17,300             372,642
Ryder Systems, Inc.                                   51,600           2,310,648
Swift Transportation, Inc. * (a)                      75,600           1,642,788
                                                               -----------------
                                                                       4,326,078
                                                               -----------------
TOTAL COMMON STOCKS (Cost $211,676,661)                        $     226,240,554
                                                               -----------------
WARRANTS - 0.01%
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.01%
Lucent Technologies, Inc.
   (Expiration date 12/10/2007; strike
   price $2.75)                                       27,106              16,941
                                                               -----------------
TOTAL WARRANTS (Cost $0)                                       $          16,941
                                                               -----------------
SHORT TERM INVESTMENTS - 7.16%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      16,289,565   $      16,289,565
United States Treasury Bills
   zero coupon due 04/20/2006                      1,000,000             997,735
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $17,287,300)                                             $      17,287,300
                                                               -----------------
REPURCHASE AGREEMENTS - 5.88%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $14,221,087 on 04/03/2006,
   collateralized by $14,305,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $14,505,842, including
   interest) (c)                           $      14,217,000   $      14,217,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,217,000)                                             $      14,217,000
                                                               -----------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)
   (COST $243,180,961) - 106.69%                               $     257,761,795
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (6.69)%                                                           (16,165,581)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     241,596,214
                                                               =================

ALL CAP GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.77%
AEROSPACE - 4.86%
Boeing Company                                        80,406   $       6,266,040
General Dynamics Corp.                                50,086           3,204,502
Rockwell Collins, Inc.                                38,278   $       2,156,965
Textron, Inc.                                         89,070           8,318,247
                                                               -----------------
                                                                      19,945,754
AGRICULTURE - 0.82%
Monsanto Company                                      40,000           3,390,000
BANKING - 0.72%
Kookmin Bank, ADR                                     34,500           2,950,440
BIOTECHNOLOGY - 0.71%
Cephalon, Inc. * (a)                                  48,186           2,903,206
BUSINESS SERVICES - 1.32%
Electronic Data Systems Corp.                        111,180           2,982,959
Robert Half International, Inc.                       63,483           2,451,079
                                                               -----------------
                                                                       5,434,038
COMPUTERS & BUSINESS EQUIPMENT - 6.47%
Apple Computer, Inc. *                               132,000           8,279,040
Cisco Systems, Inc. *                                400,000           8,668,000
Dell, Inc. *                                          70,500           2,098,080
EMC Corp. *                                          230,000           3,134,900
Network Appliance, Inc. *                             40,000           1,441,200
Seagate Technology, Inc. * (a)                        60,000           1,579,800
Western Digital Corp. * (a)                           70,686           1,373,429
                                                               -----------------
                                                                      26,574,449
CONSTRUCTION & MINING EQUIPMENT - 1.11%
National Oilwell, Inc. *                              71,000           4,552,520
COSMETICS & TOILETRIES - 0.76%
Procter & Gamble Company                              54,153           3,120,296
CRUDE PETROLEUM & NATURAL GAS - 1.65%
Apache Corp.                                          27,660           1,812,007
Occidental Petroleum Corp.                            53,682           4,973,637
                                                               -----------------
                                                                       6,785,644
DRUGS & HEALTH CARE - 0.75%
Wyeth                                                 63,105           3,061,855
ELECTRICAL EQUIPMENT - 1.49%
Emerson Electric Company                              47,440           3,967,407
Wesco International, Inc. * (a)                       31,684           2,154,829
                                                               -----------------
                                                                       6,122,236
ELECTRONICS - 2.34%
Amphenol Corp., Class A                               28,114           1,466,989
Garmin, Ltd. (a)                                      17,659           1,402,654
Harman International Industries, Inc.                 38,000           4,222,940
Matsushita Electric Industrial Co.,
   Ltd., ADR                                          11,566             256,071
Matsushita Electric Industrial Company,
   Ltd. (a)                                          102,581           2,283,070
                                                               -----------------
                                                                       9,631,724
FINANCIAL SERVICES - 6.53%
Charles Schwab Corp.                                 353,141           6,077,557
Chicago Merchantile Exchange Holdings,
   Inc.                                                3,535           1,581,912
Goldman Sachs Group, Inc.                             38,960           6,115,162
Janus Capital Group, Inc.                            171,772           3,979,957
Merrill Lynch & Company, Inc.                         78,385           6,173,603

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
SLM Corp.                                             55,358   $       2,875,294
                                                               -----------------
                                                                      26,803,485
FOOD & BEVERAGES - 0.53%
PepsiCo, Inc.                                         37,799           2,184,404
HEALTHCARE PRODUCTS - 2.86%
Alcon, Inc.                                           60,836           6,342,761
Bausch & Lomb, Inc.                                   18,775           1,195,968
Varian Medical Systems, Inc. *                        75,042           4,214,359
                                                               -----------------
                                                                      11,753,088
HEALTHCARE SERVICES - 2.12%
Cardinal Health, Inc.                                 41,531           3,094,890
Health Net, Inc. *                                    41,975           2,133,170
Omnicare, Inc. (a)                                    63,000           3,464,370
                                                               -----------------
                                                                       8,692,430
HOTELS & RESTAURANTS - 0.38%
Ruby Tuesday, Inc. (a)                                49,082           1,574,551
INDUSTRIAL MACHINERY - 2.05%
ITT Industries, Inc.                                  37,869           2,128,995
Komatsu, Ltd. (a)                                    147,770           2,823,471
Parker-Hannifin Corp.                                 43,256           3,486,866
                                                               -----------------
                                                                       8,439,332
INDUSTRIALS - 1.84%
ABB, Ltd. * (a)                                      390,000           4,924,961
Mitsui O.S.K. Lines, Ltd. (a)                        390,560           2,645,949
                                                               -----------------
                                                                       7,570,910
INSURANCE - 7.81%
Aetna, Inc.                                          200,800           9,867,312
Allstate Corp.                                        63,413           3,304,451
Assurant, Inc.                                        65,000           3,201,250
CIGNA Corp.                                           61,700           8,059,254
HCC Insurance Holdings, Inc.                          43,157           1,501,864
MGIC Investment Corp.                                 30,086           2,004,630
Millea Holdings, Inc. (a)                                140           2,776,288
Mitsui Sumitomo Insurance Company, Ltd.
   (a)                                                99,100           1,350,348
                                                               -----------------
                                                                      32,065,397
INTERNET RETAIL - 1.53%
eBay, Inc. *                                         160,477           6,268,232
INTERNET SERVICE PROVIDER - 2.21%
Google, Inc., Class A *                               17,000           6,630,000
Redback Networks, Inc. * (a)                         112,790           2,446,415
                                                               -----------------
                                                                       9,076,415
LEISURE TIME - 0.82%
Electronic Arts, Inc. *                               61,736           3,378,194
MANUFACTURING - 0.41%
Rockwell Automation, Inc.                             23,272           1,673,490
MEDICAL-HOSPITALS - 0.30%
Manor Care, Inc.                                      27,994           1,241,534
METAL & METAL PRODUCTS - 1.82%
Companhia Vale Do Rio Doce, ADR                       68,000   $       3,300,040
Precision Castparts Corp.                             70,508           4,188,175
                                                               -----------------
                                                                       7,488,215
MINING - 3.25%
BHP Billiton, Ltd. (a)                               115,000           2,306,808
Joy Global, Inc.                                      58,000           3,466,660
Phelps Dodge Corp.                                    45,000           3,623,850
Rio Tinto PLC                                         48,000           2,439,404
Terex Corp. *                                         19,190           1,520,616
                                                               -----------------
                                                                      13,357,338
OFFICE FURNISHINGS & SUPPLIES - 1.73%
Office Depot, Inc. *                                 190,435           7,091,799
PETROLEUM SERVICES - 3.16%
Baker Hughes, Inc.                                    30,797           2,106,515
ENSCO International, Inc.                             75,000           3,858,750
GlobalSantaFe Corp.                                   48,000           2,916,000
McDermott International, Inc. *                       31,743           1,728,406
Valero Energy Corp.                                   40,000           2,391,200
                                                               -----------------
                                                                      13,000,871
PHARMACEUTICALS - 7.23%
Allergan, Inc.                                        36,540           3,964,590
Barr Pharmaceuticals, Inc. *                          32,000           2,015,360
Caremark Rx, Inc. *                                  104,000           5,114,720
Gilead Sciences, Inc. *                               98,406           6,122,821
Novartis AG, ADR                                      41,000           2,273,040
PDL BioPharma, Inc. * (a)                             72,241           2,369,505
Roche Holdings AG (a)                                 33,098           4,931,733
Teva Pharmaceutical Industries, Ltd.,
   SADR (a)                                           70,282           2,894,213
                                                               -----------------
                                                                      29,685,982
RAILROADS & EQUIPMENT - 1.87%
Burlington Northern Santa Fe Corp.                    92,147           7,678,609
RETAIL TRADE - 7.31%
Aeropostale, Inc. *                                   47,801           1,441,678
AnnTaylor Stores Corp. * (a)                          65,000           2,391,350
Best Buy Company, Inc.                                56,245           3,145,783
Chico's FAS, Inc. *                                   50,000           2,032,000
DSW Inc., Class A * (a)                               41,317           1,294,049
Federated Department Stores, Inc.                     60,500           4,416,500
Home Depot, Inc.                                      48,333           2,044,486
J.C. Penney Company, Inc.                             51,454           3,108,336
Nordstrom, Inc.                                       75,000           2,938,500
Target Corp.                                          59,224           3,080,240
Tiffany & Co. (a)                                    110,000           4,129,400
                                                               -----------------
                                                                      30,022,322
SEMICONDUCTORS - 8.77%
Analog Devices, Inc.                                 204,131           7,816,176
ASML Holding NV * (a)                                127,387           2,594,873
Freescale Semiconductor, Inc., Class B *             230,000           6,387,100
Integrated Device Technology, Inc. * (a)             115,705           1,719,376
KLA-Tencor Corp.                                      46,861           2,266,198

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Marvell Technology Group, Ltd. *                      73,537   $       3,978,352
Microchip Technology, Inc.                           175,026           6,353,444
NVIDIA Corp. *                                        41,949           2,402,000
PMC-Sierra, Inc. * (a)                               205,232           2,522,301
                                                               -----------------
                                                                      36,039,820
SOFTWARE - 3.50%
BEA Systems, Inc. *                                  251,775           3,305,806
Citrix Systems, Inc. *                                46,453           1,760,568
Hyperion Solutions Corp. *                            50,000           1,630,000
Microsoft Corp.                                      153,256           4,170,096
Red Hat, Inc. * (a)                                  125,000           3,497,500
                                                               -----------------
                                                                      14,363,970
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.37%
Amdocs, Ltd. *                                       236,050           8,511,963
Nokia Oyj, SADR                                      305,000           6,319,600
QUALCOMM, Inc.                                       165,814           8,391,846
Tellabs, Inc. *                                      185,973           2,956,971
                                                               -----------------
                                                                      26,180,380
TELEPHONE - 0.81%
Harris Corp.                                          70,000           3,310,300
TRUCKING & FREIGHT - 0.56%
Oshkosh Truck Corp. (a)                               37,000           2,302,880
                                                               -----------------
TOTAL COMMON STOCKS (Cost $351,812,282)                        $     405,716,110
                                                               -----------------
SHORT TERM INVESTMENTS - 13.40%
State Street Navigator Securities
Lending Prime Portfolio (c)                $      55,037,169   $      55,037,169
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $55,037,169)                                          $      55,037,169
                                                               -----------------
REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   4.45% to be repurchased at
   $2,824,047 on 04/03/2006,
   collateralized by $2,970,000
   Federal Home Loan Bank, 4.375%
   due 09/17/2010 (valued at
   $2,880,903, including interest) (c)     $       2,823,000   $       2,823,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,823,000)                                           $       2,823,000
                                                               -----------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
   (COST $409,672,451) - 112.86%                               $     463,576,279
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.86)%                                                          (52,828,556)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     410,747,723
                                                               =================

ALL CAP VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.68%
AEROSPACE - 0.24%
Woodward Governor Company (a)                         21,325   $         709,056
AGRICULTURE - 1.03%
Archer-Daniels-Midland Company                        91,697           3,085,604
AIR TRAVEL - 0.10%
Frontier Airlines, Inc. * (a)                         39,900             307,230
APPAREL & TEXTILES - 1.02%
Timberland Company, Class A *                         16,200             554,526
VF Corp.                                              43,719           2,487,611
                                                               -----------------
                                                                       3,042,137
AUTO PARTS - 0.35%
Autoliv, Inc.                                         18,400           1,041,072
BANKING - 4.68%
Bank of America Corp.                                 30,701           1,398,123
Bank of New York Company, Inc.                        95,591           3,445,100
Cullen Frost Bankers, Inc.                            97,165           5,222,619
Marshall & Ilsley Corp.                               55,136           2,402,827
Webster Financial Corp.                               31,065           1,505,410
                                                               -----------------
                                                                      13,974,079
BUILDING MATERIALS & CONSTRUCTION -
   0.24%
American Standard Companies, Inc.                     17,000             728,620
BUSINESS SERVICES - 5.77%
Automatic Data Processing, Inc.                      123,171           5,626,451
Cadence Design Systems, Inc. *                       387,470           7,164,320
Jacobs Engineering Group, Inc. *                       7,721             669,720
R.R. Donnelley & Sons Company                        115,885           3,791,757
                                                               -----------------
                                                                      17,252,248
CABLE AND TELEVISION - 0.45%
Comcast Corp.-Special Class A *                       51,363           1,341,602
CELLULAR COMMUNICATIONS - 0.71%
Motorola, Inc.                                        93,162           2,134,341
CHEMICALS - 2.47%
Eastman Chemical Company                              42,130           2,156,214
Praxair, Inc.                                         94,782           5,227,227
                                                               -----------------
                                                                       7,383,441
COMMERCIAL SERVICES - 0.16%
Shaw Group, Inc. * (a)                                15,521             471,838
COMPUTERS & BUSINESS EQUIPMENT - 0.61%
Henry, Jack & Associates, Inc.                         3,500              80,045
Sun Microsystems, Inc. *                             341,600           1,752,408
                                                               -----------------
                                                                       1,832,453
CONSTRUCTION MATERIALS - 1.97%
Simpson Manufacturing, Inc. (a)                       23,281           1,008,067
Trinity Industries, Inc. (a)                          89,790           4,883,678
                                                               -----------------
                                                                       5,891,745
CONTAINERS & GLASS - 1.88%
Ball Corp.                                            69,069           3,027,294
Pactiv Corp. *                                        30,100             738,654

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CONTAINERS & GLASS (CONTINUED)
Sonoco Products Company                               54,600   $       1,849,302
                                                               -----------------
                                                                       5,615,250
COSMETICS & TOILETRIES - 0.85%
Procter & Gamble Company                              44,306           2,552,912
DRUGS & HEALTH CARE - 2.24%
Wyeth                                                137,809           6,686,493
ELECTRICAL EQUIPMENT - 5.00%
Anixter International, Inc. * (a)                     46,811           2,236,629
Cooper Industries, Ltd., Class A                      48,600           4,223,340
Emerson Electric Company                              61,801           5,168,418
Hubbell, Inc., Class B                                64,538           3,308,218
                                                               -----------------
                                                                      14,936,605
ELECTRICAL UTILITIES - 1.77%
Ameren Corp.                                          44,760           2,229,943
CMS Energy Corp. * (a)                               159,140           2,060,863
PNM Resources, Inc. (a)                               18,500             451,400
The Southern Company                                  16,900             553,813
                                                               -----------------
                                                                       5,296,019
ELECTRONICS - 2.15%
AVX Corp. (a)                                        179,126           3,170,530
Vishay Intertechnology, Inc. *                       228,722           3,257,002
                                                               -----------------
                                                                       6,427,532
FINANCIAL SERVICES - 0.80%
Citigroup, Inc.                                       50,522           2,386,154
FOOD & BEVERAGES - 3.95%
Campbell Soup Company                                 83,200           2,695,680
Diageo PLC, SADR (a)                                  49,700           3,152,471
PepsiCo, Inc.                                        103,221           5,965,142
                                                               -----------------
                                                                      11,813,293
FURNITURE & FIXTURES - 1.12%
Ethan Allen Interiors, Inc. (a)                       79,509           3,340,968
GAS & PIPELINE UTILITIES - 1.78%
AGL Resources, Inc.                                   19,900             717,395
El Paso Corp. (a)                                     83,500           1,006,175
Nicor, Inc. (a)                                       20,042             792,862
NiSource, Inc.                                        90,719           1,834,338
UGI Corp.                                             46,000             969,220
                                                               -----------------
                                                                       5,319,990
GOLD - 0.97%
Barrick Gold Corp.                                   106,303           2,895,694
HEALTHCARE PRODUCTS - 0.20%
Boston Scientific Corp. *                             26,000             599,300
HOLDINGS COMPANIES/CONGLOMERATES - 3.14%
General Electric Company                             269,521           9,373,940
HOTELS & RESTAURANTS - 1.21%
Brinker International, Inc.                           85,263           3,602,362
INDUSTRIAL MACHINERY - 4.38%
Deere & Company                                       13,155           1,039,903
Dover Corp.                                           64,400   $       3,127,264
Parker-Hannifin Corp.                                 72,896           5,876,146
W.W. Grainger, Inc.                                   40,560           3,056,196
                                                               -----------------
                                                                      13,099,509
INSURANCE - 3.07%
ACE, Ltd.                                             40,676           2,115,559
AFLAC, Inc.                                           44,038           1,987,435
Cincinnati Financial Corp.                            17,700             744,639
Genworth Financial, Inc.                              82,804           2,768,137
Markel Corp. * (a)                                     4,600           1,553,328
                                                               -----------------
                                                                       9,169,098
INTERNET SOFTWARE - 1.16%
McAfee, Inc. *                                       142,101           3,457,317
LIFE SCIENCES - 0.30%
Waters Corp. *                                        20,500             884,575
MANUFACTURING - 2.92%
Carlisle Companies, Inc.                              50,923           4,165,501
Eaton Corp.                                           57,410           4,189,208
Hexcel Corp. * (a)                                    17,400             382,278
                                                               -----------------
                                                                       8,736,987
METAL & METAL PRODUCTS - 3.36%
Crown Holdings, Inc. *                               164,171           2,912,394
Quanex Corp. (a)                                      63,893           4,257,191
Timken Company                                        88,487           2,855,475
                                                               -----------------
                                                                      10,025,060
MINING - 2.86%
Newmont Mining Corp.                                 164,529           8,537,410
PAPER - 0.33%
MeadWestvaco Corp.                                    36,000             983,160
PETROLEUM SERVICES - 5.96%
BP PLC, SADR                                           7,800             537,732
Exxon Mobil Corp.                                    214,409          13,048,932
Halliburton Company                                   24,971           1,823,382
Schlumberger, Ltd.                                    11,082           1,402,649
Superior Energy Services, Inc. * (a)                  37,100             993,909
                                                               -----------------
                                                                      17,806,604
PHARMACEUTICALS - 6.47%
GlaxoSmithKline PLC, ADR                              73,556           3,847,714
Mylan Laboratories, Inc.                             286,402           6,701,807
Novartis AG, ADR                                     120,230           6,665,551
Pfizer, Inc.                                          39,156             975,768
Schering-Plough Corp.                                 59,496           1,129,829
                                                               -----------------
                                                                      19,320,669
RAILROADS & EQUIPMENT - 1.01%
GATX Corp. (a)                                        32,500           1,341,925
Union Pacific Corp.                                   18,076           1,687,395
                                                               -----------------
                                                                       3,029,320
REAL ESTATE - 1.30%
Host Marriott Corp., REIT                            181,698           3,888,337

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL GROCERY - 1.34%
The Kroger Company *                                 196,966   $       4,010,228
RETAIL TRADE - 3.54%
Federated Department Stores, Inc.                     70,810           5,169,130
Foot Locker, Inc.                                     80,300           1,917,564
Pacific Sunwear of California, Inc. *                 48,300           1,070,328
Wal-Mart Stores, Inc.                                 51,083           2,413,161
                                                               -----------------
                                                                      10,570,183
SANITARY SERVICES - 0.57%
Waste Management, Inc.                                47,800           1,687,340
SOFTWARE - 1.35%
Microsoft Corp.                                      148,624           4,044,059
STEEL - 1.09%
Steel Dynamics, Inc. (a)                              57,473           3,260,443
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.08%
ADC Telecommunications, Inc. * (a)                    44,272           1,132,920
Avaya, Inc. *                                        126,147           1,425,461
Tellabs, Inc. *                                      230,303           3,661,818
                                                               -----------------
                                                                       6,220,199
TELEPHONE - 3.34%
AT&T, Inc.                                            86,700           2,344,368
BellSouth Corp.                                       42,600           1,476,090
Qwest Communications International,
   Inc. *                                            163,800           1,113,840
Sprint Corp.                                          58,832           1,520,219
Verizon Communications, Inc.                         103,194           3,514,788
                                                               -----------------
                                                                       9,969,305
TRAVEL SERVICES - 0.85%
Sabre Holdings Corp.                                 107,445           2,528,181
TRUCKING & FREIGHT - 1.54%
Heartland Express, Inc. (a)                           87,433           1,905,165
Werner Enterprises, Inc. (a)                         147,117           2,702,539
                                                               -----------------
                                                                       4,607,704
                                                               -----------------
TOTAL COMMON STOCKS (Cost $250,484,882)                        $     285,877,666
                                                               -----------------
SHORT TERM INVESTMENTS - 11.74%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      35,092,975   $      35,092,975
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $35,092,975)                                          $      35,092,975
                                                               -----------------
REPURCHASE AGREEMENTS - 3.57%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $10,661,064 on 04/03/2006,
   collateralized by $11,430,000
   Federal National Mortgage
   Association, 5.70% due
   03/27/2023 (valued at
   $10,872,788, including interest) (c)    $      10,658,000   $      10,658,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,658,000)                                          $      10,658,000
                                                               -----------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
   (COST $296,235,857) - 110.99%                               $     331,628,641
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.99)%                                                          (32,828,725)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     298,799,916
                                                               =================

AMERICAN BLUE CHIP INCOME & GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.01%
AMERICAN FUNDS INSURANCE SERIES -
   100.01%
American Blue Chip Income & Growth Trust
   - Class 2                                      17,499,364   $     199,492,750
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $165,675,146)                                         $     199,492,750
                                                               -----------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP
   INCOME & GROWTH TRUST)
   (COST $165,675,146) - 100.01%                               $     199,492,750
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                               (19,908)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     199,472,842
                                                               =================

AMERICAN BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES -
   100.00%
American Funds Bond Trust, Class 2                22,528,779   $     254,800,487
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $252,746,947)                                         $     254,800,487
                                                               -----------------
TOTAL INVESTMENTS (AMERICAN BOND TRUST)
   (COST $252,746,947) - 100.00%                               $     254,800,487
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                  (3,945)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     254,796,542
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AMERICAN GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   ----------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES -
   100.00%
American Growth Trust - Class 2 *                 21,688,636   $  1,329,296,490
                                           -----------------   ----------------
TOTAL INVESTMENT COMPANIES
   (Cost $1,058,812,976)                                       $  1,329,296,490
                                                               ----------------
TOTAL INVESTMENTS (AMERICAN GROWTH
   TRUST)
   (COST $1,058,812,976) - 100.00%                             $  1,329,296,490
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                (63,409)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $  1,329,233,081
                                                               ================

AMERICAN GROWTH-INCOME TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   ----------------
INVESTMENT COMPANIES - 100.01%

AMERICAN FUNDS INSURANCE SERIES -
   100.01%
American Growth-Income Trust - Class 2            24,981,730   $    991,524,883
                                           -----------------   ----------------
TOTAL INVESTMENT COMPANIES
   (Cost $870,461,760)                                         $    991,524,883
                                                               ----------------
TOTAL INVESTMENTS (AMERICAN
   GROWTH-INCOME TRUST)
   (COST $870,461,760) - 100.01%                               $    991,524,883
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                              (50,813)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $    991,474,070
                                                               ================

AMERICAN INTERNATIONAL TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   ----------------
INVESTMENT COMPANIES - 100.00%
AMERICAN FUNDS INSURANCE SERIES -
   100.00%
American International Trust - Class 2            38,290,836   $    768,497,082
                                           -----------------   ----------------
TOTAL INVESTMENT COMPANIES
   (Cost $607,810,558)                                         $    768,497,082
                                                               ----------------
TOTAL INVESTMENTS (AMERICAN
   INTERNATIONAL TRUST)
   (COST $607,810,558) - 100.00%                               $    768,497,082
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                (31,892)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $    768,465,190
                                                               ================

BLUE CHIP GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.19%
ADVERTISING - 0.34%
Monster Worldwide, Inc. *                             58,500   $       2,916,810
Omnicom Group, Inc. (a)                               70,064           5,832,828
                                                               -----------------
                                                                       8,749,638
AEROSPACE - 1.22%
General Dynamics Corp.                               278,774          17,835,961
Lockheed Martin Corp.                                 21,173           1,590,727
Rockwell Collins, Inc.                               129,699           7,308,539
United Technologies Corp.                             78,900   $       4,573,833
                                                               -----------------
                                                                      31,309,060
AGRICULTURE - 1.09%
Monsanto Company                                     329,652          27,938,007
APPAREL & TEXTILES - 0.26%
Cintas Corp.                                         156,899           6,687,035
BANKING - 2.59%
Northern Trust Corp.                                 345,189          18,122,422
UBS AG                                               256,249          28,169,391
Wells Fargo Company                                  316,446          20,211,406
                                                               -----------------
                                                                      66,503,219
BIOTECHNOLOGY - 2.61%
Amgen, Inc. *                                        532,045          38,706,274
Genentech, Inc. *                                    333,722          28,202,846
                                                               -----------------
                                                                      66,909,120
BROADCASTING - 0.15%
Grupo Televisa SA, SADR                              192,000           3,820,800
BUSINESS SERVICES - 2.55%
Accenture, Ltd., Class A                             301,636           9,070,195
Automatic Data Processing, Inc.                      607,981          27,772,572
First Data Corp.                                     465,564          21,797,706
Paychex, Inc.                                        163,943           6,829,865
                                                               -----------------
                                                                      65,470,338
CABLE AND TELEVISION - 1.64%
Rogers Communications, Inc.                          230,284           8,785,335
Time Warner, Inc.                                    942,714          15,828,168
Viacom, Inc. *                                       449,510          17,440,988
                                                               -----------------
                                                                      42,054,491
CELLULAR COMMUNICATIONS - 1.24%
America Movil S.A. de C.V., Series L                 482,751          16,539,049
American Tower Corp., Class A *                      491,038          14,888,272
NII Holdings, Inc. *                                   5,000             294,850
                                                               -----------------
                                                                      31,722,171
COMPUTERS & BUSINESS EQUIPMENT - 3.68%
Cisco Systems, Inc. *                              1,596,118          34,587,877
Dell, Inc. *                                       1,268,473          37,749,756
EMC Corp. *                                        1,619,852          22,078,583
                                                               -----------------
                                                                      94,416,216
COSMETICS & TOILETRIES - 1.45%
Procter & Gamble Company                             646,374          37,244,070
DOMESTIC OIL - 0.27%
Murphy Oil Corp.                                     138,758           6,912,924
DRUGS & HEALTH CARE - 1.15%
Novartis AG                                          247,166          13,756,216
Wyeth                                                322,954          15,669,728
                                                               -----------------
                                                                      29,425,944
ELECTRONICS - 1.20%
Garmin, Ltd. (a)                                     197,900          15,719,197

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
Harman International Industries, Inc.                134,660   $      14,964,766
                                                               -----------------
                                                                      30,683,963
FINANCIAL SERVICES - 12.97%
Ameriprise Financial, Inc.                           165,651           7,464,234
Charles Schwab Corp.                               1,263,786          21,749,757
Chicago Merchantile Exchange Holdings,
   Inc.                                               13,800           6,175,500
Citigroup, Inc.                                    1,052,017          49,686,763
E*TRADE Financial Corp. *                            773,429          20,867,114
Franklin Resources, Inc.                             294,665          27,769,230
Goldman Sachs Group, Inc.                            187,176          29,379,145
Legg Mason, Inc.                                     255,870          32,068,187
Mellon Financial Corp.                               211,361           7,524,452
Merrill Lynch & Company, Inc.                        413,490          32,566,472
Morgan Stanley                                       107,000           6,721,740
SLM Corp.                                            538,792          27,984,857
State Street Corp.                                   776,735          46,938,096
TD Ameritrade Holding Corp. *                        770,574          16,081,879
                                                               -----------------
                                                                     332,977,426
FOOD & BEVERAGES - 0.96%
PepsiCo, Inc.                                        424,604          24,537,865
HEALTHCARE PRODUCTS - 3.22%
Alcon, Inc.                                           58,100           6,057,506
Johnson & Johnson                                    311,299          18,435,127
Medtronic, Inc.                                      580,036          29,436,827
St. Jude Medical, Inc. *                             384,836          15,778,276
Stryker Corp.                                        294,579          13,061,633
                                                               -----------------
                                                                      82,769,369
HEALTHCARE SERVICES - 5.96%
Cardinal Health, Inc.                                192,295          14,329,823
Humana, Inc. *                                       122,500           6,449,625
Quest Diagnostics, Inc.                              354,522          18,186,979
UnitedHealth Group, Inc.                           1,493,859          83,446,964
Wellpoint, Inc. *                                    396,072          30,667,855
                                                               -----------------
                                                                     153,081,246
HOLDINGS COMPANIES/CONGLOMERATES - 3.64%
General Electric Company                           2,687,701          93,478,241
HOTELS & RESTAURANTS - 1.77%
Marriott International, Inc., Class A                195,644          13,421,179
McDonald's Corp.                                     212,915           7,315,759
Wynn Resorts, Ltd. * (a)                             320,427          24,624,815
                                                               -----------------
                                                                      45,361,753
HOUSEHOLD PRODUCTS - 0.25%
Fortune Brands, Inc.                                  78,938           6,364,771
INDUSTRIAL MACHINERY - 0.59%
Deere & Company                                      191,587          15,144,952
INSURANCE - 4.05%
Aetna, Inc.                                          161,948           7,958,125
AFLAC, Inc.                                           57,311           2,586,445
American International Group, Inc.                   726,774          48,032,494
Hartford Financial Services Group, Inc.              246,784   $      19,878,451
Marsh & McLennan Companies, Inc.                     491,998          14,445,061
Prudential Financial, Inc.                           146,400          11,098,584
                                                               -----------------
                                                                     103,999,160
INTERNET CONTENT - 0.98%
Yahoo!, Inc. *                                       778,632          25,118,668
INTERNET RETAIL - 1.04%
Amazon.com, Inc. * (a)                               109,889           4,012,047
eBay, Inc. *                                         434,335          16,965,125
IAC/InterActiveCorp. * (a)                           197,772           5,828,341
                                                               -----------------
                                                                      26,805,513
INTERNET SERVICE PROVIDER - 1.56%
Google, Inc., Class A *                              102,766          40,078,740
INTERNET SOFTWARE - 0.46%
Juniper Networks, Inc. *                             613,421          11,728,610
LEISURE TIME - 2.20%
Carnival Corp.                                       392,751          18,604,615
Harrah's Entertainment, Inc.                         237,852          18,542,942
International Game Technology, Inc.                  547,502          19,283,020
                                                               -----------------
                                                                      56,430,577
MANUFACTURING - 3.73%
Danaher Corp. (a)                                    936,663          59,524,933
Honeywell International, Inc.                        458,505          19,610,259
Illinois Tool Works, Inc. (a)                        171,187          16,487,020
                                                               -----------------
                                                                      95,622,212
MINING - 0.51%
BHP Billiton, Ltd.                                   647,459          12,987,512
NEWSPAPERS - 0.30%
E.W. Scripps Company, Class A                        169,850           7,593,994
PETROLEUM SERVICES - 6.50%
Baker Hughes, Inc.                                   372,959          25,510,396
Exxon Mobil Corp.                                    489,438          29,787,197
Schlumberger, Ltd.                                   432,846          54,785,318
Smith International, Inc. (a)                        746,972          29,102,029
Total SA, SADR (a)                                   100,654          13,259,151
Transocean, Inc. *                                   179,312          14,398,754
                                                               -----------------
                                                                     166,842,845
PHARMACEUTICALS - 4.12%
Caremark Rx, Inc. *                                  581,903          28,617,990
Gilead Sciences, Inc. *                              511,981          31,855,458
Pfizer, Inc.                                         822,095          20,486,607
Roche Holdings AG                                     62,095           9,252,400
Sepracor, Inc. * (a)                                 229,912          11,222,005
Teva Pharmaceutical Industries, Ltd.,
   SADR (a)                                          104,672           4,310,393
                                                               -----------------
                                                                     105,744,853
PUBLISHING - 0.27%
McGraw-Hill Companies, Inc.                          121,852           7,021,112
RAILROADS & EQUIPMENT - 0.19%
Union Pacific Corp.                                   52,594           4,909,650

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL GROCERY - 0.54%
Sysco Corp. (c)                                      433,995   $      13,909,540
RETAIL TRADE - 6.18%
Best Buy Company, Inc.                               187,540          10,489,112
CVS Corp.                                            365,202          10,908,584
Home Depot, Inc.                                     856,448          36,227,751
Kohl's Corp. *                                       606,730          32,162,757
Target Corp.                                         584,922          30,421,793
Wal-Mart Stores, Inc.                                811,164          38,319,387
                                                               -----------------
                                                                     158,529,384
SEMICONDUCTORS - 5.75%
Analog Devices, Inc.                                 495,443          18,970,512
Applied Materials, Inc.                              419,700           7,348,947
Intel Corp.                                          492,592           9,531,655
Linear Technology Corp.                              459,090          16,104,877
Marvell Technology Group, Ltd. *                     393,605          21,294,031
Maxim Integrated Products, Inc.                      868,372          32,260,020
Texas Instruments, Inc.                              622,118          20,200,171
Xilinx, Inc.                                         862,325          21,954,795
                                                               -----------------
                                                                     147,665,008
SOFTWARE - 4.91%
Adobe Systems, Inc.                                  312,375          10,908,135
Intuit, Inc. *                                       244,211          12,989,583
Microsoft Corp.                                    2,941,540          80,039,303
Oracle Corp. *                                     1,610,062          22,041,749
                                                               -----------------
                                                                     125,978,770
STEEL - 0.21%
Nucor Corp.                                           52,690           5,521,385
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.19%
Corning, Inc. *                                      762,615          20,521,970
Ericsson LM, Series B                              1,523,600           5,805,498
Nokia Oyj, SADR                                    1,175,028          24,346,580
QUALCOMM, Inc.                                       354,977          17,965,386
Telus Corp., Non Voting Shares                       339,518          13,139,346
                                                               -----------------
                                                                      81,778,780
TRAVEL SERVICES - 1.38%
American Express Company                             672,652          35,347,863
TRUCKING & FREIGHT - 0.32%
United Parcel Service, Inc., Class B                 104,222           8,273,142
                                                               -----------------
TOTAL COMMON STOCKS
   (Cost $2,167,308,842)                                       $   2,545,449,937
                                                               -----------------
SHORT TERM INVESTMENTS - 4.57%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      89,301,043   $      89,301,043
T. Rowe Price Reserve Investment Fund (c)         27,840,187          27,840,187
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $117,141,230)                                            $     117,141,230
                                                               -----------------
REPURCHASE AGREEMENTS - 0.14%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $3,615,039 on 04/03/2006,
   collateralized by $3,945,000
   Federal National Mortgage
   Association, 5.50% due
   07/14/2028 (valued at $3,689,147,
   including interest) (c)                 $       3,614,000   $       3,614,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,614,000)                                              $       3,614,000
                                                               -----------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH
   TRUST) (COST $2,288,064,072) - 103.90%                      $   2,666,205,167
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (3.90)%                                                          (100,037,271)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   2,566,167,896
                                                               =================

BOND INDEX TRUST A

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 26.28%
U.S. TREASURY BONDS - 7.30%
   5.375% due 02/15/2031                   $       1,706,000   $       1,795,831
   7.875% due 02/15/2021                             300,000             387,281
   9.25% due 02/15/2016                              500,000             667,813
   11.25% due 02/15/2015                             700,000           1,016,367
                                                               -----------------
                                                                       3,867,292
U.S. TREASURY NOTES - 18.98%
   3.125% due 04/15/2009                           1,052,000           1,002,030
   3.25% due 08/15/2007                            2,330,000           2,280,487
   3.375% due 09/15/2009                           1,050,000           1,002,094
   3.875% due 05/15/2010                           1,168,000           1,126,572
   4.50% due 02/28/2011 to 02/15/2016                459,000             451,464
   4.75% due 11/15/2008 to 05/15/2014              1,828,000           1,818,832
   5.50% due 02/15/2008                            2,340,000           2,368,244
                                                               -----------------
                                                                      10,049,723
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,056,842)                                             $      13,917,015
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   44.62%
FEDERAL HOME LOAN BANK - 1.47%
   3.875% due 01/15/2010 to 06/14/2013               825,000             777,189
FEDERAL HOME LOAN MORTGAGE CORP. - 4.71%
   4.25% due 07/15/2009                              800,000             778,981
   5.75% due 04/15/2008                            1,100,000           1,113,463
   6.00% due 06/15/2011                              450,000             467,129
   6.25% due 07/15/2032                              120,000             135,503
                                                               -----------------
                                                                       2,495,076
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 38.44%
   4.375% due 10/15/2015                             350,000             329,835
   4.50% TBA **                                      925,000             884,098

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   5.00% due 06/01/2018                    $         445,455   $         435,167
   5.00% TBA **                                    6,425,000           6,152,740
   5.50% TBA **                                    6,730,000           6,595,905
   6.00% TBA **                                    3,370,000           3,368,949
   6.125% due 03/15/2012                             775,000             811,696
   6.375% due 06/15/2009                             700,000             725,300
   6.625% due 11/15/2030                             100,000             117,327
   7.125% due 06/15/2010                             750,000             805,337
   7.25% due 05/15/2030                              100,000             125,565
                                                               -----------------
                                                                      20,351,919
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,761,596)                                             $      23,624,184
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
CANADA - 0.29%
Government of Canada
   5.25% due 11/05/2008                              150,000             151,278
MEXICO - 0.32%
Government of Mexico
   9.875% due 02/01/2010                             150,000             171,000
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $325,074)                                                $         322,278
                                                               -----------------
CORPORATE BONDS - 21.67%
AEROSPACE - 0.29%
Raytheon Company
   6.75% due 08/15/2007                              150,000             152,348
AUTOMOBILES - 0.39%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                              200,000             208,835
BANKING - 2.95%
Bank of America Corp.
   7.80% due 02/15/2010                              200,000             216,262
Bank One Corp.
   7.875% due 08/01/2010                             250,000             272,604
KfW International Finance, Inc.
   3.25% due 03/30/2009                              150,000             142,363
US Bank NA, Series BKNT
   6.375% due 08/01/2011                             200,000             208,451
Wachovia Corp.
   5.625% due 12/15/2008                             200,000             201,893
Wells Fargo Bank NA
   6.45% due 02/01/2011                              500,000             520,936
                                                               -----------------
                                                                       1,562,509
CABLE AND TELEVISION - 0.78%
Comcast Corp.
   5.90% due 03/15/2016                              200,000             196,138
Time Warner, Inc.
   7.25% due 10/15/2017                              200,000             214,011
                                                               -----------------
                                                                         410,149
CHEMICALS - 0.40%
EI Du Pont de Nemours & Company
   6.50% due 01/15/2028                    $         200,000   $         212,043
COMPUTERS & BUSINESS EQUIPMENT - 0.28%
Cisco Systems, Inc.
   5.25% due 02/22/2011                              150,000             148,720
DOMESTIC OIL - 0.68%
ChevronTexaco Capital Company
   3.50% due 09/17/2007                              150,000             146,549
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             200,000             212,046
                                                               -----------------
                                                                         358,595
ELECTRICAL EQUIPMENT - 0.46%
General Electric Company
   5.00% due 02/01/2013                              250,000             243,175
ELECTRICAL UTILITIES - 1.44%
Constellation Energy Group Inc.
   7.60% due 04/01/2032                              115,000             131,532
Duke Energy Corp.
   5.625% due 11/30/2012                             200,000             200,236
FirstEnergy Corp.
   7.375% due 11/15/2031                             250,000             277,693
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                              150,000             152,346
                                                               -----------------
                                                                         761,807
FINANCIAL SERVICES - 5.35%
American Express Company
   4.875% due 07/15/2013                             250,000             239,854
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                              250,000             249,078
CIT Group, Inc.
   4.00% due 05/08/2008                              150,000             145,956
Citigroup, Inc.
   5.00% due 09/15/2014                              500,000             478,550
Countrywide Home Loans, Inc., Series
   MTNH
   6.25% due 04/15/2009                              150,000             153,099
General Electric Capital Corp.
   6.125% due 02/22/2011                             150,000             154,545
HSBC Finance Corp.
   8.00% due 07/15/2010                              150,000             163,672
John Deere Capital Corp.
   5.10% due 01/15/2013                              250,000             243,726
Merrill Lynch & Company, Inc.
   6.875% due 11/15/2018                             200,000             220,003
Morgan Stanley
   6.75% due 04/15/2011                              250,000             263,162
National Rural Utilities Cooperative
   Finance Corp.
   5.75% due 08/28/2009                              250,000             252,703
Verizon Global Funding Corp.
   7.375% due 09/01/2012                             250,000             270,771
                                                               -----------------
                                                                       2,835,119
FOOD & BEVERAGES - 0.86%
Kraft Foods, Inc.
   5.25% due 10/01/2013                              250,000             243,441

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
Unilever Capital
   7.125% due 11/01/2010                   $         200,000   $         212,829
                                                               -----------------
                                                                         456,270
FOREST PRODUCTS - 0.29%
Weyerhaeuser Company
   6.125% due 03/15/2007                             150,000             150,669
GAS & PIPELINE UTILITIES - 0.37%
TransCanada Pipelines, Ltd.
   5.85% due 03/15/2036                              200,000             195,517
INSURANCE - 1.15%
Allstate Corp.
   7.20% due 12/01/2009                              400,000             422,727
Marsh & McLennan Companies, Inc.
   4.85% due 02/15/2013                              200,000             188,147
                                                               -----------------
                                                                         610,874
LIQUOR - 0.63%
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                              300,000             335,780
METAL & METAL PRODUCTS - 0.30%
Alcoa, Inc.
   7.375% due 08/01/2010                             150,000             160,732
PETROLEUM SERVICES - 0.40%
Weatherford International, Ltd.
   5.50% due 02/15/2016                              215,000             210,771
PHARMACEUTICALS - 0.38%
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                              200,000             202,198
RAILROADS & EQUIPMENT - 0.50%
Canadian National Railway Company
   6.375% due 10/15/2011                             150,000             156,644
Norfolk Southern Corp.
   7.35% due 05/15/2007                              105,000             107,406
                                                               -----------------
                                                                         264,050
REAL ESTATE - 1.24%
EOP Operating, LP
   7.00% due 07/15/2011                              150,000             157,826
iStar Financial, Inc., Series 1, REIT
   5.875% due 03/15/2016                             125,000             122,271
Residential Capital Corp.
   6.00% due 02/22/2011                              125,000             124,002
Simon Property Group, LP
   6.375% due 11/15/2007                             150,000             152,171
Vornado Realty LP
   5.60% due 02/15/2011                              100,000              99,104
                                                               -----------------
                                                                         655,374
RETAIL - 0.57%
Wal-Mart Stores, Inc.
   7.55% due 02/15/2030                              250,000             299,736
RETAIL TRADE - 0.40%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                             100,000             103,835
Target Corp.
   7.50% due 08/15/2010                    $         100,000   $         108,180
                                                               -----------------
                                                                         212,015
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.57%
Deutsche Telekom International Finance
   BV
   8.25% due 06/15/2030                              250,000             299,058
TELEPHONE - 0.99%
British Telecommunications PLC
   8.875% due 12/15/2030                             250,000             319,820
Sprint Capital Corp.
   6.875% due 11/15/2028                             200,000             206,347
                                                               -----------------
                                                                         526,167
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $11,598,785)                       $      11,472,511
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.15%
Banc of America Commercial Mortgage,
   Inc., Series 2006-1, Class AM
   5.421% due 09/10/2045                             200,000             196,358
Bear Stearns Commercial Mortgage
   Securities, Series 2006-PW11,
   Class AM
   5.6256% due 03/11/2039 (b)                        200,000             197,703
Citigroup/Deutsche Bank Commercial
   Mortgage, Series 2006-CD2, Class AM
   5.592% due 01/15/2046                             200,000             197,307
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.073% due 10/20/2035 (b)                         100,315              99,438
GS Mortgage Securities Corp II, Series
   2006-GG6, Class AM
   5.622% due 04/10/2038 (b)                         200,000             199,523
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class A2
   5.506% due 03/15/2045                             250,000             251,250
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $1,154,280)                               $       1,141,579
                                                               -----------------
ASSET BACKED SECURITIES - 0.85%
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB2,
   Class AF2
   5.501% due 12/25/2036                             250,000             249,336
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF2
   5.533% due 05/25/2036                             100,000              99,999
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF3
   5.608% due 05/25/2036                             100,000              99,998
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $449,989)                                             $         449,333
                                                               -----------------

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT             VALUE
                                           -----------------   ----------------
REPURCHASE AGREEMENTS - 35.10%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $18,589,343 on 04/03/2006,
   collateralized by $18,695,000
   Federal Home Loan Mortgage
   Corporation, 5.30% due
   11/17/2010 (valued at
   $18,957,478, including interest)
   (c)***                                  $      18,584,000   $     18,584,000
                                                               ----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,584,000)                                          $     18,584,000
                                                               ----------------
TOTAL INVESTMENTS (BOND INDEX TRUST A)
   (COST $69,930,566) - 131.28%                                $     69,510,900
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (31.28)%                                                         (16,562,010)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $     52,948,890
                                                               ================

BOND INDEX TRUST B

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 23.29%
U.S. TREASURY BONDS - 13.07%
   5.375% due 02/15/2031 (a)               $         943,000   $         992,655
   5.50% due 08/15/2028 (a)                          270,000             286,052
   6.125% due 11/15/2027 to
      08/15/2029 (a)                                 970,000           1,107,905
   6.25% due 05/15/2030 (a)                        1,300,000           1,519,274
   6.625% due 02/15/2027 (a)                         295,000             353,770
   6.75% due 08/15/2026 (a)                          775,000             938,658
   7.50% due 11/15/2016 (a)                        2,200,000           2,658,390
   7.875% due 02/15/2021 (a)                         900,000           1,161,844
   8.75% due 08/15/2020 (a)                        1,400,000           1,922,922
   8.875% due 08/15/2017 (a)                       1,550,000           2,069,613
   9.25% due 02/15/2016 (a)                        1,800,000           2,404,125
   10.375% due 11/15/2012 (a)                      3,300,000           3,579,338
   11.25% due 02/15/2015 (a)                         260,000             377,508
   11.75% due 11/15/2014 (a)                         465,000             570,479
   12.00% due 08/15/2013 (a)                       1,000,000           1,158,867
   13.25% due 05/15/2014 (a)                       1,200,000           1,489,734
                                                               -----------------
                                                                      22,591,134
U.S. TREASURY NOTES - 10.22%
   3.125% due 04/15/2009 (a)                       1,600,000           1,524,000
   3.25% due 08/15/2007 (a)                        1,025,000           1,003,219
   3.375% due 09/15/2009 (a)                       1,400,000           1,336,125
   3.875% due 05/15/2009                           1,400,000           1,361,828
   3.875% due 05/15/2010 (a)                       2,050,000           1,977,288
   4.50% due 02/15/2016 (a)                        3,318,000           3,227,014
   4.75% due 11/15/2008 to
      05/15/2014 (a)                               2,430,000           2,416,707
   5.00% due 02/15/2011 to
      08/15/2011 (a)                               2,485,000           2,506,110
   5.50% due 02/15/2008 (a)                        1,000,000           1,012,070
   6.00% due 08/15/2009 (a)                $       1,250,000   $       1,295,166
                                                               -----------------
                                                                      17,659,527
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $41,774,279)                                          $      40,250,661
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   45.17%
FEDERAL HOME LOAN BANK - 1.57%
   3.875% due 06/14/2013                           1,750,000           1,613,523
   3.875% due 01/15/2010 (a)                         900,000             861,128
   5.80% due 09/02/2008                              225,000             228,151
                                                               -----------------
                                                                       2,702,802
FEDERAL HOME LOAN MORTGAGE CORP. - 7.64%
   2.75% due 08/15/2006                            1,300,000           1,289,429
   4.00% due 05/01/2009                               99,436              96,438
   4.25% due 07/15/2009 (a)                          650,000             632,922
   4.50% due 05/01/2024 to 10/01/2033                665,690             619,314
   5.00% due 11/01/2007 to 06/01/2034                642,842             622,221
   5.50% due 02/01/2023 to 04/01/2035                350,333             345,365
   5.75% due 04/15/2008 to 01/15/2012              3,700,000           3,764,548
   6.00% due 01/01/2009 to 06/01/2022              1,159,961           1,198,937
   6.25% due 07/15/2032                              450,000             508,137
   6.50% due 11/01/2015 to 11/01/2031                300,686             307,626
   6.625% due 09/15/2009 (a)                         720,000             753,438
   7.00% due 02/01/2016 to 04/01/2032                324,251             334,024
   7.10% due 04/10/2007                            2,500,000           2,548,065
   7.50% due 02/01/2016 to 03/01/2032                104,658             109,351
   8.00% due 02/01/2030 to 09/01/2030                 23,847              25,400
   8.50% due 10/01/2031                               43,485              46,807
                                                               -----------------
                                                                      13,202,022
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 32.32%
   4.00% due 11/01/2010                              288,586             277,300
   4.00% TBA **                                    1,500,000           1,402,032
   4.50% due 09/01/2033 to 06/01/2034                738,124             683,911
   4.50% TBA **                                    4,950,000           4,731,893
   5.00% due 01/15/2007 to 12/01/2034              9,901,173           9,473,760
   5.00% TBA **                                    4,210,000           4,103,436
   5.50% due 01/01/2009 to 09/01/2034             12,484,658          12,200,159
   5.50% TBA **                                    6,480,000           6,350,440
   6.00% due 05/01/2035                            4,705,041           4,707,022
   6.00% TBA **                                      910,000             921,944
   6.125% due 03/15/2012                           2,300,000           2,408,905
   6.25% due 05/15/2029                              415,000             465,964
   6.375% due 06/15/2009                             800,000             828,914
   6.50% due 02/01/2015 to 02/01/2036              2,619,506           2,674,065
   6.625% due 09/15/2009 to 11/15/2030             1,130,000           1,230,433
   7.00% due 12/01/2012 to 10/01/2032                878,301             904,042
   7.125% due 01/15/2030                             209,000             258,890
   7.125% due 06/15/2010 (a)                       1,300,000           1,395,918
   7.25% due 05/15/2030                              450,000             565,041
   7.50% due 10/01/2015 to 08/01/2031                185,652             194,076
   8.00% due 08/01/2030 to 09/01/2031                 76,541              81,658

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   8.50% due 09/01/2030                    $          13,639   $          14,680
                                                               -----------------
                                                                      55,874,483
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.35%
   4.50% due 05/15/2019 to 08/15/2033                217,381             206,627
   5.00% due 05/15/2018 to 06/15/2034              1,102,121           1,070,844
   5.50% due 11/15/2032 to 11/15/2034              2,039,470           2,020,935
   6.00% due 04/15/2017 to 07/15/2034              1,247,711           1,263,724
   6.50% due 01/15/2016 to 01/15/2033                669,042             693,464
   7.00% due 08/15/2029 to 05/15/2032                350,308             365,354
   7.50% due 08/15/2029 to 06/15/2032                114,612             120,250
   8.00% due 02/15/2031 to 07/15/2031                 39,120              41,849
   8.50% due 09/15/2030                                6,975               7,512
   9.00% due 01/15/2031                                4,113               4,473
                                                               -----------------
                                                                       5,795,032
TENNESSE VALLEY AUTHORITY - 0.18%
   6.75% due 11/01/2025                              260,000             303,745
THE FINANCING CORP. - 0.11%
   8.60% due 09/26/2019                              150,000             195,382
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $78,572,748)                                          $      78,073,466
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.14%
CANADA - 0.48%
Government of Canada
   5.25% due 11/05/2008 (a)                          125,000             126,065
Province of Manitoba Canada, Series BU
   9.625% due 12/01/2018                             300,000             410,656
Province of Quebec Canada, Series NN
   7.125% due 02/09/2024                             150,000             175,549
   7.50% due 07/15/2023                              100,000             120,825
                                                               -----------------
                                                                         833,095
GREECE - 0.24%
Republic of Greece
   6.95% due 03/04/2008                              405,000             417,766
ITALY - 0.30%
Republic of Italy
   6.875% due 09/27/2023                             460,000             521,951
MALAYSIA - 0.03%
Government of Malaysia
   8.75% due 06/01/2009                               50,000              54,679
MEXICO - 0.64%
Government of Mexico
   9.875% due 02/01/2010                             970,000           1,105,800
NEW ZEALAND - 0.07%
Government of New Zealand
   8.75% due 12/15/2006                              120,000             123,060
SOUTH KOREA - 0.38%
Republic of Korea
   8.875% due 04/15/2008                   $         600,000   $         646,743
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $3,591,108)                                           $       3,703,094
                                                               -----------------
CORPORATE BONDS - 22.10%
AEROSPACE - 0.38%
Boeing Company
   8.75% due 09/15/2031                               90,000             122,079
Northrop Grumman Corp.
   7.75% due 03/01/2016                               75,000              86,394
Raytheon Company
   6.75% due 08/15/2007                              200,000             203,131
United Technologies Corp.
   6.10% due 05/15/2012                              180,000             186,189
   8.875% due 11/15/2019                              50,000              64,150
                                                               -----------------
                                                                         661,943
ALUMINUM - 0.12%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                             200,000             196,189
AUTOMOBILES - 0.56%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                              650,000             678,713
Ford Motor Company
   6.625% due 02/15/2028                             350,000             234,500
Toyota Motor Credit Corp.
   5.50% due 12/15/2008                               60,000              60,312
                                                               -----------------
                                                                         973,525
BANKING - 3.43%
Bank of America Corp.
   7.80% due 02/15/2010                              350,000             378,458
Bank One Corp.
   7.875% due 08/01/2010                             300,000             327,125
KfW International Finance, Inc.
   3.25% due 03/30/2009 (a)                          500,000             474,542
KfW International Finance, Inc., Series
   DTC
   5.25% due 06/28/2006                              300,000             300,043
Nationsbank Corp.
   7.75% due 08/15/2015 (a)                          400,000             458,891
Royal Bank of Scotland Group PLC
   5.00% due 11/12/2013                              300,000             289,930
   6.40% due 04/01/2009                              150,000             155,207
SMBC International Finance NV
   8.50% due 06/15/2009                              100,000             108,395
US Bank NA, Series BKNT
   6.375% due 08/01/2011                             325,000             338,733
Wachovia Corp.
   4.95% due 11/01/2006                            1,350,000           1,347,303
   5.625% due 12/15/2008                              75,000              75,710
Wells Fargo Bank NA
   6.45% due 02/01/2011                              550,000             573,030

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Wells Fargo Company
   6.875% due 04/01/2006                   $       1,100,000   $       1,100,000
                                                               -----------------
                                                                       5,927,367
BROADCASTING - 0.50%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                              400,000             420,219
News America Holdings
   7.70% due 10/30/2025                              100,000             107,940
   8.00% due 10/17/2016                              250,000             285,253
Viacom, Inc.
   7.875% due 07/30/2030                              50,000              54,450
                                                               -----------------
                                                                         867,862
BUSINESS SERVICES - 0.23%
First Data Corp.
   5.625% due 11/01/2011                             400,000             400,153
CABLE AND TELEVISION - 0.36%
Comcast Cable Communications
   8.875% due 05/01/2017                              75,000              89,084
Tele-Communications-TCI Group
   7.125% due 02/15/2028                              70,000              71,766
Time Warner, Inc.
   7.25% due 10/15/2017                              350,000             374,519
   7.625% due 04/15/2031                              75,000              81,701
                                                               -----------------
                                                                         617,070
CELLULAR COMMUNICATIONS - 0.50%
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                             300,000             328,819
Vodafone Group PLC
   7.75% due 02/15/2010                              500,000             535,811
                                                               -----------------
                                                                         864,630
CHEMICALS - 0.12%
Eastman Chemical Company
   7.60% due 02/01/2027                               50,000             54,355
EI Du Pont de Nemours & Company
   6.50% due 01/15/2028 (a)                          150,000            159,032
                                                               -----------------
                                                                         213,387
COMPUTERS & BUSINESS EQUIPMENT - 0.40%
International Business Machines Corp.
   4.25% due 09/15/2009                              600,000             581,021
   7.00% due 10/30/2025                              100,000             111,790
                                                               -----------------
                                                                         692,811
COSMETICS & TOILETRIES - 0.06%
Procter & Gamble Company
   6.45% due 01/15/2026                              100,000             107,333
DOMESTIC OIL - 0.78%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                              200,000             210,736
ChevronTexaco Capital Company
   3.50% due 09/17/2007                              600,000             586,198
ConocoPhillips
   6.65% due 07/15/2018                               50,000              54,194
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             400,000             424,091
Union Oil Company of California
   7.50% due 02/15/2029                    $          60,000   $          72,530
                                                               -----------------
                                                                       1,347,749
DRUGS & HEALTH CARE - 0.05%
Eli Lilly & Company
   7.125% due 06/01/2025                              80,000              91,701
ELECTRICAL UTILITIES - 1.62%
Alabama Power Company
   5.70% due 02/15/2033 (a)                           80,000              77,515
Alabama Power Company, Series Q
   5.50% due 10/15/2017                              100,000              97,485
Cincinnati Gas & Electric Company
   5.70% due 09/15/2012                              300,000             298,839
Constellation Energy Group, Inc.
   7.00% due 04/01/2012                              240,000             255,242
Dominion Resources, Inc.
   8.125% due 06/15/2010                             200,000             217,176
Duke Energy Corp.
   5.625% due 11/30/2012                             400,000             400,472
FirstEnergy Corp.
   7.375% due 11/15/2031                             246,000             273,250
Hydro Quebec, Series HY
   8.40% due 01/15/2022                              100,000             128,919
Oncor Electric Delivery Company
   6.375% due 05/01/2012                             400,000             410,951
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                              100,000             101,564
Progress Energy, Inc.
   7.10% due 03/01/2011                              500,000             530,299
                                                               -----------------
                                                                       2,791,712
ENERGY - 0.61%
MidAmerican Energy Holdings Company
   8.48% due 09/15/2028                               60,000              74,155
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                              200,000             210,215
Norsk Hydro ASA
   7.25% due 09/23/2027                               75,000              86,910
Occidental Petroleum Corp.
   6.75% due 01/15/2012 (a)                          265,000             283,535
Sempra Energy
   6.00% due 02/01/2013 (a)                          400,000             405,494
                                                               -----------------
                                                                       1,060,309
FINANCIAL SERVICES - 4.88%
American Express Company
   4.875% due 07/15/2013                             150,000             143,912
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                              240,000             239,115
CIT Group, Inc.
   6.00% due 04/01/2036                              175,000             168,413
Citicorp Capital II
   8.015% due 02/15/2027                             100,000             105,826
Citigroup, Inc.
   5.00% due 09/15/2014                              472,000             451,751
   5.875% due 02/22/2033                             190,000             184,614

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. (continued)
   6.625% due 01/15/2028                   $         100,000   $         107,381
Countrywide Home Loans, Inc., Series
   MTNH
   6.25% due 04/15/2009                              250,000             255,165
Countrywide Home Loans, Inc., Series
   MTNK
   5.50% due 02/01/2007                              200,000             200,168
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/2006                             500,000             501,109
   6.50% due 01/15/2012                              400,000             417,733
FleetBoston Financial Corp.
   6.70% due 07/15/2028                               75,000              80,761
   7.375% due 12/01/2009                             100,000             106,493
General Electric Capital Corp.
   6.125% due 02/22/2011                           1,150,000           1,184,844
Goldman Sachs Capital, Inc.
   6.345% due 02/15/2034                             160,000             158,666
HSBC Finance Corp.
   5.875% due 02/01/2009                             280,000             283,895
   8.00% due 07/15/2010                              350,000             381,901
HSBC Holdings PLC
   7.50% due 07/15/2009                              150,000             158,932
John Deere Capital Corp.
   5.10% due 01/15/2013                              170,000             165,734
JPMorgan Chase & Company
   7.125% due 02/01/2007                             225,000             228,325
Lehman Brothers Holdings, Inc.
   6.25% due 05/15/2006                              500,000             500,608
MBNA Corp.
   5.00% due 06/15/2015                              250,000             238,795
Merrill Lynch & Company, Inc.
   5.45% due 07/15/2014                              170,000             167,650
   6.875% due 11/15/2018                             120,000             132,002
Morgan Stanley
   6.75% due 04/15/2011                              250,000             263,163
National Rural Utilities Cooperative
   Finance Corp.
   5.75% due 08/28/2009                              700,000             707,568
The Goldman Sachs Group, Inc.
   7.35% due 10/01/2009                              500,000             529,974
Washington Mutual Capital I
   8.375% due 06/01/2027                              60,000              63,950
Washington Mutual Financial Corp.
   6.25% due 05/15/2006                              300,000             300,405
                                                               -----------------
                                                                       8,428,853
FOOD & BEVERAGES - 1.03%
Coca-Cola Enterprises, Inc.
   8.50% due 02/01/2022                              100,000             124,756
ConAgra Foods, Inc.
   7.875% due 09/15/2010                             250,000             269,752
   9.75% due 03/01/2021                               75,000              95,107
General Mills, Inc.
   6.00% due 02/15/2012                              250,000             254,683
Kraft Foods, Inc.
   4.625% due 11/01/2006                             300,000             298,925
   5.25% due 10/01/2013                              325,000             316,473
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                    $         100,000   $         112,491
Sara Lee Corp.
   6.25% due 09/15/2011                              100,000             101,250
Unilever Capital
   7.125% due 11/01/2010                             200,000             212,829
                                                               -----------------
                                                                       1,786,266
FOREST PRODUCTS - 0.12%
Weyerhaeuser Company
   6.125% due 03/15/2007                              76,000              76,339
   7.125% due 07/15/2023                             130,000             133,570
                                                                         209,909
INDUSTRIAL MACHINERY - 0.03%
Caterpillar, Inc.
   5.30% due 09/15/2035 (a)                           62,000              57,399
INDUSTRIALS - 0.20%
Tyco International Group SA
   6.00% due 11/15/2013                              350,000             351,590
INSURANCE - 0.45%
Allstate Corp.
   7.20% due 12/01/2009                              170,000             179,659
AXA SA
   8.60% due 12/15/2030                              120,000             153,383
Hartford Life, Inc.
   7.65% due 06/15/2027                               50,000              58,836
Marsh & McLennan Companies, Inc.
   4.85% due 02/15/2013                              240,000             225,776
Torchmark Corp.
   8.25% due 08/15/2009                              100,000             108,063
Travelers Property Casualty Corp.
   7.75% due 04/15/2026                               50,000              58,118
                                                               -----------------
                                                                         783,835
INTERNATIONAL OIL - 0.16%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                             260,000             277,550
LEISURE TIME - 0.13%
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                             200,000             230,202
LIQUOR - 0.31%
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                              470,000             526,056
MANUFACTURING - 0.05%
Honeywell International, Inc.
   7.50% due 03/01/2010                               75,000              80,501
METAL & METAL PRODUCTS - 0.13%
Alcoa, Inc.
   7.375% due 08/01/2010                             200,000             214,309
PAPER - 0.23%
International Paper Company
   6.75% due 09/01/2011                              250,000             259,646
MeadWestvaco Corp.
   6.85% due 04/01/2012                              100,000             103,257

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
PAPER (CONTINUED)
Westvaco Corp.
   7.10% due 11/15/2009                    $          35,000   $          36,541
                                                               -----------------
                                                                         399,444
PETROLEUM SERVICES - 0.08%
Tosco Corp.
   8.125% due 02/15/2030                             110,000             139,440
PHARMACEUTICALS - 0.58%
Abbott Laboratories
   5.625% due 07/01/2006                             250,000             250,355
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                              300,000             303,297
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                          250,000             247,343
Wyeth
   5.50% due 03/15/2013                              200,000             197,730
                                                               -----------------
                                                                         998,725
RAILROADS & EQUIPMENT - 0.81%
Canadian National Railway Company
   6.375% due 10/15/2011                             300,000             313,289
CSX Corp.
   7.45% due 05/01/2007                              125,000             127,469
Norfolk Southern Corp.
   7.35% due 05/15/2007                              855,000             874,588
Union Pacific Corp.
   6.625% due 02/01/2029                              85,000              90,852
                                                               -----------------
                                                                       1,406,198
REAL ESTATE - 0.65%
EOP Operating, LP
   6.80% due 01/15/2009                              150,000             154,510
   7.00% due 07/15/2011                              250,000             263,043
Simon Property Group, LP
   6.375% due 11/15/2007                             700,000             710,135
                                                               -----------------
                                                                       1,127,688
RETAIL - 0.20%
CVS Corp.
   4.875% due 09/15/2014                             100,000              94,080
Wal-Mart Stores, Inc.
   6.75% due 10/15/2023                              100,000             109,898
   7.55% due 02/15/2030                              110,000             131,884
                                                               -----------------
                                                                         335,862
RETAIL GROCERY - 0.32%
Albertson's, Inc.
   7.50% due 02/15/2011                              345,000             350,687
Albertson's, Inc., Series MTNC
   6.625% due 06/01/2028                              50,000              40,287
The Kroger Company
   8.05% due 02/01/2010                              150,000             161,456
                                                               -----------------
                                                                         552,430
RETAIL TRADE - 0.39%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                             200,000             207,670
John Deere Capital Corp.
   6.00% due 02/15/2009                               60,000              61,001
Kellogg Company, Series B
   7.45% due 04/01/2031                    $         100,000   $         117,199
Safeway, Inc.
   5.80% due 08/15/2012                              150,000             149,425
Target Corp.
   6.75% due 01/01/2028                               25,000              27,655
   7.50% due 08/15/2010                              100,000             108,180
                                                               -----------------
                                                                         671,130
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.79%
Deutsche Telekom International Finance
   BV
   8.25% due 06/15/2030                              546,000             653,142
France Telecom SA
   8.50% due 03/01/2031 (b)                          100,000             124,911
Verizon Global Funding Corp.
   4.375% due 06/01/2013                             370,000             339,615
   7.25% due 12/01/2010                              230,000             244,220
                                                               -----------------
                                                                       1,361,888
TELEPHONE - 0.78%
Ameritech Capital Funding
   6.875% due 10/15/2027                              60,000              57,880
BellSouth Corp.
   6.875% due 10/15/2031                             200,000             206,689
British Telecommunications PLC
   8.375% due 12/15/2010                             200,000             223,079
   8.875% due 12/15/2030                             130,000             166,307
GTE Corp.
   6.94% due 04/15/2028                              100,000             100,424
Sprint Capital Corp.
   6.875% due 11/15/2028                             150,000             154,760
   7.625% due 01/30/2011                             300,000             324,449
Telefonica Europe BV
   8.25% due 09/15/2030                              100,000             115,805
                                                               -----------------
                                                                       1,349,393
UTILITY SERVICE - 0.06%
United Utilities PLC
   6.875% due 08/15/2028                             100,000             104,354
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $38,139,736)                       $      38,206,763
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.72%
Bear Stearns Commercial Mortgage
   Securities,
   Series 2004-PWR3, Class A4
   4.715% due 02/11/2041                             500,000             473,533
Chase Commercial Mortgage Securities
   Corp.,
   Series 1997-2, Class A2
   6.60% due 12/19/2029                              268,109             271,680
Chase Commercial Mortgage Securities
   Corp.,
   Series 2000-2, Class A2
   7.631% due 07/15/2032                             300,000             325,329
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A4
   6.29% due 08/11/2033                              550,000             569,335

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 1998-C1, Class A2
   6.70% due 05/15/2030                    $         673,823   $         687,955
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2004-CB8, Class A4
   4.404% due 01/12/2039                             400,000             369,539
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A2
   7.325% due 10/15/2032                             400,000             421,519
LB-UBS Commercial Mortgage Trust,
   Series 2000-C5, Class A1
   6.41% due 12/15/2019                              490,663             497,052
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                             450,000             424,116
Salomon Brothers Mortgage Securities
   VII,
   Series 2000-C1, Class A2
   7.52% due 12/18/2009                              300,000             319,362
Salomon Brothers Mortgage Securities
   VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                             500,000             519,987
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C11, Class A5
   5.215% due 01/15/2041                             500,000             487,259
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR16, Class 2A1
   4.95% due 10/25/2035 (b)                        1,074,243           1,062,959
                                                               -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
(Cost $6,697,180)                                              $       6,429,625
                                                               -----------------
ASSET BACKED SECURITIES - 1.06%
Detroit Edison Securitization Funding,
   LLC,
   Series 2001-1, Class A6
   6.62% due 03/01/2016                              250,000             268,832
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                              150,000             157,009
MBNA Credit Card Master Note Trust,
   Series 2002-A1, Class A1
   4.95% due 06/15/2009                            1,000,000             999,099
MBNA Master Credit Card Trust USA,
   Series 2000-L, Class A
   6.50% due 04/15/2010                              400,000             408,682
                                                               -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,885,240)                                              $       1,833,622
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.76%
SUPRANATIONAL - 0.76%
African Development Bank
   6.875% due 10/15/2015                              35,000              38,444
Asian Development Bank
   5.593% due 07/16/2018                             250,000             253,103
European Investment Bank
   4.625% due 03/01/2007                             800,000             796,887
Inter-American Development Bank
   8.50% due 03/15/2011                    $         200,000   $         227,935
                                                               -----------------
                                                                       1,316,369
                                                               -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,341,645)                                              $       1,316,369
                                                               -----------------
SHORT TERM INVESTMENTS - 24.23%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      41,892,390   $      41,892,390
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $41,892,390)                                             $      41,892,390
                                                               -----------------
REPURCHASE AGREEMENTS - 10.95%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $18,931,441 on 04/03/2006,
   collateralized by $20,165,000
   Federal Home Loan Mortgage
   Corp., 5.20% due 03/05/2019
   (valued at $19,307,988, including
   interest) (c)                           $      18,926,000   $      18,926,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $18,926,000)                                             $      18,926,000
                                                               -----------------
TOTAL INVESTMENTS (BOND INDEX TRUST B)
   (COST $232,820,326) - 133.42%                               $     230,631,990
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (33.42)%                                                          (57,766,801)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     172,865,189
                                                               =================

CAPITAL APPRECIATION TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.21%
ADVERTISING - 0.64%
Getty Images, Inc. * (a)                              29,700   $       2,223,936
APPAREL & TEXTILES - 2.89%
Coach, Inc. *                                        138,044           4,773,562
NIKE, Inc., Class B                                   62,054           5,280,795
                                                               -----------------
                                                                      10,054,357
BANKING - 1.81%
UBS AG                                                57,300           6,301,281
BIOTECHNOLOGY - 4.14%
Amgen, Inc. *                                        106,075           7,716,956
Genentech, Inc. *                                     78,669           6,648,317
                                                               -----------------
                                                                      14,365,273
COMPUTERS & BUSINESS EQUIPMENT - 3.38%
Apple Computer, Inc. *                                75,044           4,706,760
Cisco Systems, Inc. *                                324,370           7,029,098
                                                               -----------------
                                                                      11,735,858

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES - 2.90%
Procter & Gamble Company                             174,968   $      10,081,656
CRUDE PETROLEUM & NATURAL GAS - 1.19%
Occidental Petroleum Corp.                            44,700           4,141,455
ELECTRONICS - 1.56%
Agilent Technologies, Inc. *                         144,141           5,412,495
FINANCIAL SERVICES - 6.48%
Charles Schwab Corp.                                 386,269           6,647,690
Goldman Sachs Group, Inc.                             34,290           5,382,158
Legg Mason, Inc.                                      27,900           3,496,707
Merrill Lynch & Company, Inc.                         88,718           6,987,430
                                                               -----------------
                                                                      22,513,985
FOOD & BEVERAGES - 1.79%
PepsiCo, Inc.                                        107,365           6,204,623
HEALTHCARE PRODUCTS - 3.16%
Alcon, Inc.                                           61,281           6,389,157
St. Jude Medical, Inc. *                             111,626           4,576,666
                                                               -----------------
                                                                      10,965,823
HEALTHCARE SERVICES - 3.24%
UnitedHealth Group, Inc.                             123,870           6,919,378
Wellpoint, Inc. *                                     56,092           4,343,204
                                                               -----------------
                                                                      11,262,582
HOLDINGS COMPANIES/CONGLOMERATES - 1.85%
General Electric Company                               6,100             212,931
General Electric Company                             178,512           6,208,648
                                                               -----------------
                                                                       6,421,579
HOTELS & RESTAURANTS - 2.29%
Marriott International, Inc., Class A                 73,900           5,069,540
The Cheesecake Factory, Inc. *                        77,500           2,902,375
                                                               -----------------
                                                                       7,971,915
INSURANCE - 2.82%
American International Group, Inc.                   104,992           6,938,921
CIGNA Corp.                                           21,900           2,860,578
                                                               -----------------
                                                                       9,799,499
INTERNET CONTENT - 2.23%
Yahoo!, Inc. *                                       240,608           7,762,014
INTERNET RETAIL - 3.20%
eBay, Inc. *                                         284,165          11,099,485
INTERNET SERVICE PROVIDER - 4.30%
Google, Inc., Class A *                               38,307          14,939,730
LEISURE TIME - 3.77%
Electronic Arts, Inc. *                              114,492           6,265,002
Walt Disney Company                                  244,800           6,827,472
                                                               -----------------
                                                                      13,092,474
PETROLEUM SERVICES - 3.68%
Schlumberger, Ltd.                                    66,603           8,429,942
Suncor Energy, Inc.                                   56,348           4,339,923
                                                               -----------------
                                                                      12,769,865
PHARMACEUTICALS - 8.63%
Caremark Rx, Inc. *                                   98,911   $       4,864,443
Gilead Sciences, Inc. *                              113,314           7,050,397
Novartis AG, ADR                                     120,324           6,670,763
Roche Holdings, Ltd., SADR                            95,289           7,076,399
Sanofi-Aventis, ADR                                   90,827           4,309,741
                                                               -----------------
                                                                      29,971,743
RETAIL GROCERY - 1.69%
Whole Foods Market, Inc.                              88,466           5,877,681
RETAIL TRADE - 8.69%
Chico's FAS, Inc. *                                  127,449           5,179,527
Federated Department Stores, Inc.                     84,855           6,194,415
Home Depot, Inc.                                      82,300           3,481,290
Lowe's Companies, Inc.                                74,124           4,776,551
Target Corp.                                         107,507           5,591,439
Urban Outfitters, Inc. * (a)                          82,700           2,029,458
Williams-Sonoma, Inc. *                               68,820           2,917,968
                                                               -----------------
                                                                      30,170,648
SEMICONDUCTORS - 8.57%
Broadcom Corp., Class A *                            185,150           7,991,074
Marvell Technology Group, Ltd. *                     131,475           7,112,797
Maxim Integrated Products, Inc.                      193,981           7,206,394
Texas Instruments, Inc.                              229,750           7,459,983
                                                               -----------------
                                                                      29,770,248
SOFTWARE - 6.94%
Adobe Systems, Inc. *                                221,485           7,734,256
Microsoft Corp.                                      305,659           8,316,981
NAVTEQ Corp. * (a)                                    38,000           1,924,700
SAP AG, SADR (a)                                     113,212           6,149,676
                                                               -----------------
                                                                      24,125,613
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.08%
Nokia Oyj, SADR                                      222,869           4,617,846
QUALCOMM, Inc.                                       120,400           6,093,444
                                                               -----------------
                                                                      10,711,290
TRAVEL SERVICES - 2.29%
American Express Company                             151,426           7,957,436
                                                               -----------------
TOTAL COMMON STOCKS (Cost $301,901,612)                        $     337,704,544
                                                               -----------------
SHORT TERM INVESTMENTS - 4.43%
Citigroup Funding, Inc.
   4.75% due 04/03/2006                    $       7,142,000   $       7,142,000
State Street Navigator Securities
   Lending Prime Portfolio (c)                     8,239,586           8,239,586
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $15,381,586)                                          $      15,381,586
                                                               -----------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION
   TRUST) (COST $317,283,198) - 101.64%                        $     353,086,130
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (1.64)%                                                            (5,711,187)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     347,374,943
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.86%
AEROSPACE - 0.96%
Boeing Company                                         5,025   $         391,598
AUTO PARTS - 8.10%
AutoZone, Inc. *                                      10,375           1,034,284
Johnson Controls, Inc.                                10,650             808,655
Magna International, Inc., Class A                    19,225           1,455,140
                                                               -----------------
                                                                       3,298,079
BANKING - 4.48%
Bank of America Corp.                                 22,000           1,001,880
Comerica, Inc.                                        14,200             823,174
                                                               -----------------
                                                                       1,825,054
BUSINESS SERVICES - 1.67%
Computer Sciences Corp. *                             12,200             677,710
COMPUTERS & BUSINESS EQUIPMENT - 2.17%
Hewlett-Packard Company                               26,800             881,720
COSMETICS & TOILETRIES - 2.35%
Kimberly-Clark Corp.                                  16,550             956,590
ELECTRICAL UTILITIES - 2.43%
Wisconsin Energy Corp.                                24,700             987,753
ENERGY - 3.47%
Sempra Energy                                         30,425           1,413,546
FINANCIAL SERVICES - 18.41%
Citigroup, Inc.                                       34,125           1,611,724
Federal Home Loan Mortgage Corp.                      22,500           1,372,500
Federal National Mortgage Association                 28,125           1,445,625
JPMorgan Chase & Company                              14,875             619,395
Morgan Stanley                                        25,625           1,609,762
Washington Mutual, Inc.                               19,650             837,483
                                                               -----------------
                                                                       7,496,489
FOOD & BEVERAGES - 2.45%
Sara Lee Corp.                                        55,775             997,257
HEALTHCARE PRODUCTS - 2.36%
Johnson & Johnson                                     16,250             962,325
HEALTHCARE SERVICES - 2.25%
HCA, Inc.                                             19,975             914,655
HOUSEHOLD APPLIANCES - 3.49%
Whirlpool Corp.                                       15,550           1,422,359
INSURANCE - 17.15%
Allstate Corp.                                        29,125           1,517,704
Aon Corp.                                             17,550             728,500
Fidelity National Financial, Inc.                     20,275             720,371
MetLife, Inc.                                         18,700             904,519
Torchmark, Inc.                                       28,425           1,623,067
XL Capital, Ltd., Class A                             23,200           1,487,352
                                                               -----------------
                                                                       6,981,513
PETROLEUM SERVICES - 1.80%
BP PLC, SADR                                          10,650             734,211
PHARMACEUTICALS - 7.66%
AmerisourceBergen Corp.                               17,300             835,071
Bristol-Myers Squibb Company                          49,100   $       1,208,351
Pfizer, Inc.                                          43,200           1,076,544
                                                               -----------------
                                                                       3,119,966
RAILROADS & EQUIPMENT - 2.01%
Union Pacific Corp.                                    8,775             819,146
RETAIL TRADE - 4.32%
RadioShack Corp.                                      33,675             647,570
The TJX Companies, Inc.                               44,700           1,109,454
                                                               -----------------
                                                                       1,757,024
SOFTWARE - 6.56%
CA, Inc.                                              30,350             825,823
Microsoft Corp.                                       29,550             804,056
Oracle Corp. *                                        76,100           1,041,809
                                                               -----------------
                                                                       2,671,688
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.77%
Lucent Technologies, Inc. *                          369,200           1,126,060
                                                               -----------------
TOTAL COMMON STOCKS (Cost $36,986,182)                         $      39,434,743
                                                               -----------------
REPURCHASE AGREEMENTS - 3.45%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $1,407,405 on 04/03/2006,
   collateralized by $1,455,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at $1,436,249,
   including interest) (c)                 $       1,407,000   $       1,407,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,407,000)                                           $       1,407,000
                                                               -----------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
   (COST $38,393,182) - 100.31%                                $      40,841,743
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.31)%                                                              (128,174)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      40,713,569
                                                               =================

CORE BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 12.75%
U.S. TREASURY BONDS - 6.35%
   5.375% due 02/15/2031                   $          53,000   $          55,791
   6.00% due 02/15/2026 ***                        3,041,000           3,393,090
   6.25% due 08/15/2023 to 05/15/2030
      ***                                          6,536,000           7,479,321
                                                               -----------------
                                                                      10,928,202
U.S. TREASURY NOTES - 6.40%
   4.25% due 01/15/2011 ***                        2,267,000           2,210,767
   4.375% due 12/31/2007 to 01/31/2008             2,152,000           2,134,209
   4.50% due 02/15/2009 to 02/28/2011                160,000             158,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES (CONTINUED)
   4.50% due 12/15/2010 to 11/15/2015
      ***                                  $       6,528,000   $       6,351,408
   4.625% due 02/29/2008                             101,000             100,594
   4.875% due 02/15/2012                              69,000              69,108
                                                               -----------------
                                                                      11,024,256
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $22,634,191)                                          $      21,952,458
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   40.36%
FEDERAL HOME LOAN BANK - 2.20%
   5.46% due 11/30/2015                            3,822,577           3,779,021
FEDERAL HOME LOAN MORTGAGE CORP. -
   27.69%
   3.50% due 05/15/2026                              210,131             204,050
   3.57% due 06/15/2029                              884,150             852,945
   3.90% due 01/15/2023                            1,180,694           1,136,794
   4.00% due 09/15/2017 to 04/15/2025              1,138,606           1,100,343
   4.125% due 07/12/2010                           1,549,000           1,488,917
   4.50% due 01/01/2019 to 12/31/2099             15,481,950          14,679,225
   5.00% due 03/15/2025 to 12/01/2099              1,492,550           1,458,418
   5.50% due 04/01/2017 to 02/15/2035              7,406,198           7,323,076
   6.00% due 03/01/2025 to 12/01/2099              3,826,134           3,849,090
   6.50% due 12/01/2099                           10,434,000          10,614,382
   6.625% due 09/15/2009                           4,727,000           4,946,531
                                                               -----------------
                                                                      47,653,771
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   9.71%
   4.50% due 08/01/2033 to 09/01/2035              3,158,665           2,922,324
   5.001% due 12/01/2035 to 01/01/2036               988,783             979,780
   5.035% due 12/01/2035                               3,647               3,616
   5.107% due 12/01/2035                             963,601             956,242
   5.24% due 02/01/2036                              443,506             441,387
   5.327% due 12/01/2035                             244,470             241,835
   5.382% due 02/01/2036                             690,436             688,046
   5.50% due 05/01/2033 to 12/01/2099              5,664,444           5,601,631
   5.50% TBA **                                    1,404,000           1,368,900
   5.67% due 03/01/2009                              405,806             408,596
   6.00% due 05/15/2011                            2,999,000           3,109,126
                                                               -----------------
                                                                      16,721,483
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   - 0.76
   6.00% due 12/01/2099                            1,296,000           1,306,631
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $70,376,259)                                          $      69,460,906
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.48%
MEXICO - 0.35%
Government of Mexico
   5.625% due 01/15/2017                             270,000             261,495
   5.875% due 01/15/2014                             156,000             154,908
   6.75% due 09/27/2034                              185,000             191,013
                                                               -----------------
                                                                         607,416
RUSSIA - 0.09%
Russian Federation
   5.00% due 03/31/2030                    $         135,000   $         147,656
SOUTH AFRICA - 0.04%
Republic of South Africa
   6.50% due 06/02/2014                               65,000              68,331
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $848,392)                                             $         823,403
                                                               -----------------
CORPORATE BONDS - 16.41%
AUTOMOBILES - 0.28%
DaimlerChrysler N.A. Holding Corp.
   6.50% due 11/15/2013                              100,000             101,707
   8.50% due 01/18/2031                              129,000             150,914
DaimlerChrysler North America Holding
   Corp.
   5.875% due 03/15/2011                             225,000             223,991
                                                               -----------------
                                                                         476,612
BANKING - 0.51%
BAC Capital Trust VI
   5.625% due 03/08/2035                             236,000             219,537
PNC Funding Corp.
   5.25% due 11/15/2015                              266,000             257,290
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)                          290,000             281,395
Wachovia Corp.
   5.50% due 08/01/2035                              122,000             111,124
                                                               -----------------
                                                                         869,346
BROADCASTING - 0.23%
CBS Corp.
   5.625% due 08/15/2012                             145,000             142,512
News America, Inc.
   6.40% due 12/15/2035                              265,000             253,375
                                                               -----------------
                                                                         395,887
BUSINESS SERVICES - 0.05%
Xerox Corp.
   6.40% due 03/15/2016                               90,000              89,325
CABLE AND TELEVISION - 0.36%
Comcast Corp.
   5.65% due 06/15/2035                              164,000             142,935
   5.90% due 03/15/2016                              110,000             107,876
Cox Communications, Inc.
   7.125% due 10/01/2012                             135,000             141,623
Time Warner, Inc.
   7.70% due 05/01/2032                              210,000             230,940
                                                               -----------------
                                                                         623,374
CELLULAR COMMUNICATIONS - 0.83%
America Movil SA de CV
   6.375% due 03/01/2035                             181,000             170,182
AT&T Broadband Corp.
   8.375% due 03/15/2013                             213,000             239,551
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                             135,000             151,582

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                   $         335,000   $         335,037
Vodafone Group PLC
   5.50% due 06/15/2011                              535,000             530,056
                                                               -----------------
                                                                       1,426,408
CRUDE PETROLEUM & NATURAL GAS - 0.07%
EnCana Corp.
   6.50% due 08/15/2034                              108,000             113,003
DOMESTIC OIL - 0.09%
ConocoPhillips
   5.90% due 10/15/2032                              160,000             160,210
DRUGS & HEALTH CARE - 0.28%
Wyeth
   5.50% due 02/15/2016                              490,000             481,200
ELECTRICAL UTILITIES - 1.29%
American Electric Power Company, Inc.,
   Series C
   5.375% due 03/15/2010                             185,000             183,435
Dominion Resources, Inc.
   5.95% due 06/15/2035                              124,000             114,327
Empresa Nacional de Electricidad SA
   8.625% due 08/01/2015                             135,000             153,970
FirstEnergy Corp.
   7.375% due 11/15/2031                             85,000               94,416
Kansas Gas & Electric
   5.647% due 03/29/2021                             241,000             230,150
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                             130,000             127,258
Nevada Power Company
   5.95% due 03/15/2016                              170,000             167,342
   6.65% due 04/01/2036                              100,000              99,458
Progress Energy, Inc.
   6.85% due 04/15/2012                              500,000             527,621
PSEG Power LLC
   8.625% due 04/15/2031                             172,000             218,612
Public Service Company of Colorado
   7.875% due 10/01/2012                             268,000             303,090
                                                               -----------------
                                                                       2,219,679
FINANCIAL SERVICES - 5.90%
AMBAC Financial Group, Inc.
   5.95% due 12/05/2035                               75,000              72,364
Capital One Bank
   4.875% due 05/15/2008                             330,000             326,665
Capital One Financial Corp.
   5.50% due 06/01/2015                              265,000             256,078
   8.75% due 02/01/2007                              418,000             429,187
CIT Group, Inc., Series MTN
   4.75% due 08/15/2008                              206,000             203,313
Citigroup, Inc.
   5.00% due 09/15/2014                              488,000             467,065
   5.125% due 02/14/2011                             400,000             394,589
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/2010                             300,000             292,910
General Electric Capital Corp.
   4.875% due 03/04/2015                             172,000             164,953
General Electric Capital Corp., Series
   MTNA
   3.75% due 12/15/2009                    $         409,000   $         386,987
General Electric Capital Corp., Series
   A, MTN
   6.00% due 06/15/2012                              397,000             407,716
HSBC Finance Corp.
   4.75% due 04/15/2010                              958,000             932,427
   5.00% due 06/30/2015                              200,000             188,768
International Lease Finance Corp.,
   Series MTN
   5.45% due 03/24/2011                              470,000             466,321
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                             156,000             145,806
JPMorgan Chase & Company
   6.75% due 02/01/2011                              341,000             358,465
Lazard Group, LLC
   7.125% due 05/15/2015                             665,000             690,861
Merrill Lynch & Company, Inc.,
   Series MTNC
   4.25% due 02/08/2010                              550,000             528,101
Morgan Stanley
   4.00% due 01/15/2010                              758,000             720,212
   5.375% due 10/15/2015                             300,000             290,576
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                         455,000             447,737
Residential Capital Corp.
   6.125% due 11/21/2008                             430,000             430,689
   6.335% due 06/29/2007 (b)                         195,000             196,641
SLM Corp., Series MTN
   5.12% due 03/15/2011 (b)                          325,000             324,836
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                             617,000             589,679
Washington Mutual Bank
   5.125% due 01/15/2015                             310,000             293,168
Washington Mutual, Inc.
   4.00% due 01/15/2009                              153,000             147,718
                                                               -----------------
                                                                      10,153,832
FOOD & BEVERAGES - 0.36%
Kraft Foods, Inc.
   5.625% due 11/01/2011                             192,000             192,255
   6.50% due 11/01/2031                              112,000             116,865
Tyson Foods, Inc.
   6.60% due 04/01/2016                              305,000             301,252
                                                               -----------------
                                                                         610,372
GAS & PIPELINE UTILITIES - 0.71%
Duke Capital LLC
   7.50% due 10/01/2009                              304,000             322,086
   8.00% due 10/01/2019                              195,000             227,738
Energy Transfer Partners LP
   5.65% due 08/01/2012                              294,000             289,026
Kinder Morgan Finance Company, ULC
   5.35% due 01/05/2011                              140,000             137,767
Kinder Morgan, Inc.
   6.50% due 09/01/2012                               95,000              98,283
Magellan Midstream Partners LP
   5.65% due 10/15/2016                              156,000             151,780
                                                               -----------------
                                                                       1,226,680

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
HEALTHCARE SERVICES - 0.19%
UnitedHealth Group, Inc.
   5.375% due 03/15/2016                   $         200,000   $         195,545
WellPoint, Inc.
   5.85% due 01/15/2036                              135,000             127,552
                                                               -----------------
                                                                         323,097
INSURANCE - 0.99%
American International Group, Inc.
   4.70% due 10/01/2010                              632,000             611,633
CNA Financial Corp.
   5.85% due 12/15/2014                              195,000             189,632
   6.95% due 01/15/2018                               70,000              72,081
Coventry Health Care, Inc.
   6.125% due 01/15/2015                              95,000              94,500
GE Global Insurance Holding Corp.
   7.00% due 02/15/2026                               80,000              87,569
Liberty Mutual Insurance Company
   7.875% due 10/15/2026                              80,000              89,918
Marsh & McLennan Companies, Inc.
   5.15% due 09/15/2010                              116,000             113,385
MetLife, Inc.
   5.70% due 06/15/2035                              175,000             164,898
UnumProvident Finance Company, PLC
   6.85% due 11/15/2015                              120,000             121,996
XL Capital Ltd.
   6.375% due 11/15/2024                             165,000             164,009
                                                               -----------------
                                                                       1,709,621
INTERNATIONAL OIL - 0.20%
Pemex Project Funding Master Trust
   6.625% due 06/15/2035                             125,000             120,750
   7.375% due 12/15/2014                              76,000              81,130
Petro-Canada
   5.95% due 05/15/2035                              145,000             138,220
                                                               -----------------
                                                                         340,100
INTERNET CONTENT - 0.15%
Cisco Systems, Inc.
   5.50% due 02/22/2016                              270,000             265,944
LEISURE TIME - 0.09%
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                             139,000             159,991
MANUFACTURING - 0.10%
Tyco International Group SA
   6.375% due 10/15/2011                             171,000             175,546
METAL & METAL PRODUCTS - 0.10%
CODELCO, Inc.
   5.625% due 09/21/2035                             178,000             167,837
NEWSPAPERS - 0.07%
Knight-Ridder, Inc.
   5.75% due 09/01/2017                              135,000             124,337
PAPER - 0.09%
Celulosa Arauco y Constitucion SA
   5.625% due 04/20/2015                             155,000             148,979
PETROLEUM SERVICES - 0.26%
Halliburton Company
   5.50% due 10/15/2010                    $         153,000   $         153,361
   8.75% due 02/15/2021                              238,000             301,741
                                                               -----------------
                                                                         455,102
PHARMACEUTICALS - 0.16%
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                               95,000              91,634
   6.15% due 02/01/2036                              195,000             183,793
                                                               -----------------
                                                                         275,427
REAL ESTATE - 1.19%
Developers Diversified Realty Corp.,
   REIT
   5.375% due 10/15/2012                             294,000             286,185
Health Care REIT, Inc.
   6.20% due 06/01/2016                              200,000             198,737
ProLogis, REIT
   5.25% due 11/15/2010                               90,000              88,544
   5.50% due 04/01/2012                              260,000             256,830
Residential Capital Corp.
   6.00% due 02/22/2011                              670,000             664,650
Simon Property Group LP, REIT
   4.60% due 06/15/2010                              153,000             147,535
   5.375% due 06/01/2011                             410,000             403,985
                                                               -----------------
                                                                       2,046,466
RETAIL GROCERY - 0.13%
Delhaize America, Inc.
   9.00% due 04/15/2031                              195,000             225,554
RETAIL TRADE - 0.08%
Wal-Mart Stores, Inc.
   5.25% due 09/01/2035                              146,000             132,440
SOFTWARE - 0.15%
Oracle Corp.
   5.00% due 01/15/2011                              265,000             258,824
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.34%
SBC Communications, Inc.
   6.15% due 09/15/2034                              405,000             384,601
Verizon Global Funding Corp.
   5.85% due 09/15/2035                              221,000             198,225
                                                               -----------------
                                                                         582,826
TELEPHONE - 1.04%
AT&T Corp.
   9.05%, Step down to 7.30% on
      05/15/2006
   due 11/15/2011 (b)                                110,000             118,911
British Telecommunications PLC
   8.875% due 12/15/2030                             106,000             135,604
Sprint Capital Corp.
   6.00% due 01/15/2007                              516,000             518,448
   6.125% due 11/15/2008                             299,000             304,302
   7.625% due 01/30/2011                             153,000             165,469
   8.75% due 03/15/2032                               80,000             100,020
Telecom Italia Capital
   4.875% due 10/01/2010                             132,000             127,103

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TELEPHONE (CONTINUED)
Telecom Italia Capital SA
   5.25% due 11/15/2013                    $         134,000   $         126,966
Verizon Communications, Inc.
   5.35% due 02/15/2011                              200,000             197,332
                                                               -----------------
                                                                       1,794,155
TRANSPORTATION - 0.12%
Norfolk Southern Corp.
   7.05% due 05/01/2037                              187,000             210,697
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $28,992,030)                       $      28,242,871
                                                               -----------------
MUNICIPAL BONDS - 0.18%
TEXAS - 0.18%
Brazos Texas Higher Education Authority,
   Inc.
   5.03% due 12/01/2041                              311,000             311,000
                                                               -----------------
TOTAL MUNICIPAL BONDS (Cost $310,938)                          $         311,000
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.17%
Federal National Mortgage Association,
   Series
   2004-2852, Class NY
   5.00% due 09/15/2033                              522,000             487,467
Federal National Mortgage Association,
   Series
   2004-69, Class CT
   4.50% due 06/25/2018                              228,796             221,951
Federal National Mortgage Association,
   Series
   2006-3102, Class PH
   5.00% due 07/15/2031                              955,000             914,114
Federal National Mortgage Association,
   Series
   2006-3117, Class PL
   5.00% due 08/15/2034                            1,619,000           1,556,507
Federal National Mortgage Association.
   Series
   2005-2982, Class LC
   4.50% due 01/15/2025                               14,659              14,436
Banc of America Commercial Mortgage
   Inc., Series
   2006-1, Class A4
   5.372% due 09/10/2045 (b)                         392,000             384,571
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2004-ESA, Class B
   4.888% due 05/14/2016                              73,000              71,917
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2004-ESA, Class C
   4.937% due 05/14/2016                             435,000             429,784
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2005-PWR8, Class AAB
   4.581% due 06/11/2041                             573,000             542,481
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2006-PW11, Class AAB
   5.625% due 03/11/2039                             325,000             326,144
Citigroup/Deutsche Bank Commercial
   Mortgage
   Trust, Series 2006-CD2, Class AAB
   5.575% due 01/15/2046 (b)                         629,000             624,401
Citigroup/Deutsche Bank Commercial
   Mortgage
   Trust, Series 2005-CD1, Class A4
   5.224% due 09/15/2020                             277,000             271,529
Commercial Mortgage Pass Through
   Certificates,
   Series 1999-1, Class E
   7.0913% due 05/15/2032 (b)              $         253,000   $         263,631
Commercial Mortgage Pass Through
   Certificates,
   Series 2000-C1, Class C
   7.706% due 08/15/2033                              66,000              71,253
Countrywide Alternative Loan Trust,
   Series
   2005-J4, Class 2A1B
   4.9381% due 07/25/2035 (b)                        144,239             144,177
Credit Suisse First Boston Mortgage
   Securities
   Corp., Series 2005-C6, Class B
   5.23% due 12/15/2040 (b)                          240,000             230,656
Credit Suisse Mortgage Capital
   Certificates, Series
   2006-C1, Class B
   5.737% due 05/15/2039 (b)                         130,000             129,046
CS First Boston Mortgage Securities
   Corp., Series
   2002-CKS4, Class A2
   5.183% due 11/15/2036                             405,000             398,620
CS First Boston Mortgage Securities
   Corp., Series
   2002-CP3, Class A3
   5.603% due 07/15/2035                             324,000             325,936
CS First Boston Mortgage Securities
   Corp., Series
   2003-C4, Class A4
   5.137% due 08/15/2036 (b)                         554,000             540,059
CS First Boston Mortgage Securities
   Corp., Series
   2004-C2, Class A2
   5.416% due 05/15/2036 (b)                         392,000             386,258
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                              365,000             376,370
Federal Home Loan Mortgage Corp., Series
   2003-2591, Class PB
   4.00% due 02/15/2030                              648,000             611,202
Federal Home Loan Mortgate Corp., Series
   2006-3117, Class PC
   5.00% due 06/15/2031                            2,033,000           1,979,791
Federal National Mortgage Association,
   Series
   2003-34, Class QJ
   4.50% due 01/25/2016                            1,753,513           1,722,805
Federal National Mortgage Association,
   Series
   2003-35, Class MG
   4.50% due 07/25/2015                              556,277             549,386
Federal National Mortgage Association,
   Series 2002-M3, Class B
   4.37% due 09/25/2010                              150,797             146,091
Federal National Mortgage Association,
   Series 2003-63, Class QP
   3.50% due 10/25/2031                            1,089,524           1,006,794
Federal National Mortgage Association,
   Series 2003-76, Class DE
   4.00% due 09/25/2031                            1,467,971           1,374,274
Federal National Mortgage Association,
   Series 2003-92, Class KQ
   3.50% due 06/25/2023                              626,000             610,060
Federal National Mortgage Association,
   Series 2004-7, Class JK
   4.00% due 02/25/2019                              148,000             131,176

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 2005-45, Class BA
   4.50% due 11/25/2014                    $       1,456,258   $       1,440,377
Federal National Mortgage Association,
   Series 2005-51, Class KC
   4.50% due 01/25/2025                            1,614,271           1,582,668
Federal National Mortgage Association,
   Series 2005-65, Class WG
   4.50% due 08/25/2026                            1,043,508           1,025,529
Federal National Mortgage Association,
   Series 2005-77, Class BX
   4.50% due 07/25/2028                            2,976,807           2,919,729
First Union National Bank Commercial
   Mortgage, Series 2001-C3, Class A3
   6.423% due 08/15/2033                             199,000             207,313
First Union National Bank Commercial
   Mortgage, Series 2001-C4, Class B
   6.417% due 12/12/2033                             177,000             185,156
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A2
   4.996% due 12/10/2037                             158,000             154,321
GE Capital Commercial Mortgage Corp.,
   Series 2003-C2, Class A4
   5.145% due 07/10/2037                             129,000             125,968
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                              365,000             376,063
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                             471,000             468,580
GMAC Commercial Mortgage Securities,
   Inc., Series 2002-C2, Class A3
   5.713% due 10/15/2038                             124,000             125,826
GMAC Commercial Mortgage Securities,
   Inc., Series 2002-C3, Class A2
   4.93% due 07/10/2039                              389,000             377,319
GMAC Commercial Mortgage Securities,
   Inc., Series 2003-C3, Class A4
   5.023% due 04/10/2040                             603,000             582,740
GMAC Commercial Mortgage Securities,
   Inc., Series 2004-C1, Class A1
   3.118% due 03/10/2038                             273,336             264,214
GMAC Commercial Mortgage Securities,
   Inc., Series 2006-C1, Class B
   5.429% due 11/10/2045 (b)                         245,000             238,358
Government National Mortgage
   Association, Series 2005-93, Class PA
   5.50% due 06/20/2033                            1,643,000           1,641,082
Government National Mortgage
   Association, Series 2006-8, Class A
   3.942% due 08/16/2025                             183,000             176,431
Government National Mortgage
   Association, Series 2006-3, Class A
   4.212% due 01/16/2028                             113,537             109,745
Greenwich Capital Commercial Funding
   Corp, Series 2005-GG5, Class AAB
   5.19% due 04/10/2037 (b)                          479,000             468,585
GS Mortgage Securities Corp II, Series
   1998-GLII, Class A2
   6.562% due 04/13/2031                   $         685,000   $         699,040
GS Mortgage Securities Corp. II, Series
   1998-C1, Class B
   6.97% due 10/18/2030                              101,000             104,526
GS Mortgage Securities Corp. II, Series
   2006-GG6, Class A4
   5.553% due 04/10/2038 (b)                         389,000             387,881
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2003-CB7,
   Class A4
   4.879% due 01/12/2038 (b)                         127,000             121,679
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-CB14,
   Class A3B
   5.481% due 12/12/2044 (b)                         841,000             837,370
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-CB11,
   Class ASB
   5.201% due 08/12/2037 (b)                          73,000              71,935
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP5,
   Class B
   5.3344% due 12/15/2044 (b)                         84,000              82,093
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2004-C3,
   Class A1
   3.765% due 01/15/2042                             967,849             939,959
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A1
   7.105% due 10/15/2032                             222,034             223,264
LB-UBS Commercial Mortgage Trust, Series
   2003-C7, Class A4
   4.931% due 09/15/2035 (b)                         751,000             724,337
Merrill Lynch Mortgage Trust, Series
   2005-CKI1, Class ASB
   5.2448% due 11/12/2037 (b)                        309,000             305,123
Morgan Stanley Capital I, Series 2003
   -T11, Class A4 5.15% due 06/13/2041               607,000             592,463
Morgan Stanley Capital I, Series
   2004-HQ4, Class A2
   3.92% due 04/14/2040                              266,000             258,859
Morgan Stanley Capital I, Series
   2005-HQ6, Class A4A
   4.989% due 08/13/2042                             650,000             622,938
Specialty Underwriting & Residential
   Finance, Series 2005-BC4, Class A2A
   4.9281% due 09/25/2036 (b)                        281,503             281,591
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C21, Class A4
   5.1951% due 10/15/2044 (b)                        247,000             241,420
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C23, Class A4
   5.437% due 01/15/2045                             629,000             619,902
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class A3
   5.558% due 03/15/2045                             652,000             655,216
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A3
   4.957% due 08/15/2035                             232,000             226,796

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C8, Class A3
   4.445% due 11/15/2035                   $         174,000   $         167,160
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class A4
   5.083% due 03/15/2042 (b)                         186,000             179,379
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class APB
   4.621% due 05/15/2044                             282,000             267,130
Washington Mutual Asset Securities
   Corp., Series 2005-C1A, Class AJ
   5.19% due 05/25/2036 (b)                          249,000             244,749
                                                               -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $38,462,446)                              $      38,167,701
                                                               =================
ASSET BACKED SECURITIES - 11.57%
Advanta Business Card Master Trust,
   Series 2006-A1, Class A1
   5.15% due 10/20/2010                              195,000             194,543
AmeriCredit Automobile Receivables
   Trust, Series 2005-DA, Class A2
   4.747% due 11/06/2008                             198,000             197,641
AmeriCredit Automobile Receivables
   Trust, Series 2006-1, Class A3
   5.11% due 10/06/2010                              217,000             216,390
AmeriCredit Automobile Receivables
   Trust, Series 2003-DM, Class A4
   2.84% due 08/06/2010                              467,429             460,128
Ameriquest Mortgage Securities Inc.,
   Series 2004-R12, Class A3
   4.6588% due 01/25/2035                            312,725             313,005
Atlantic City Electric Transition
   Funding LLC, Series 2003-1, Class A1
   2.89% due 07/20/2011                              371,172             357,486
BMW Vehicle Owner Trust,
   Series 2003-A, Class A4
   2.53% due 02/25/2008                              455,731             452,795
Cabela's Master Credit Card Trust,
   Series 2005-1A, Class A1
   4.97% due 10/15/2013                              325,000             321,961
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A3
   2.00% due 11/15/2007                              189,029             186,980
Capital Auto Receivables Asset Trust,
   Series 2006-1, Class A3
   5.03% due 10/15/2009                              249,000             248,416
Capital One Master Trust, Series
   2001-3A, Class A 5.45% due 03/16/2009             566,000             566,320
Capital One Multi-Asset Execution Trust,
   Series 2005-A3, Class A3
   4.05% due 03/15/2013                              108,000             103,465
Capital One Prime Auto Receivables
   Trust, Series 2006-1, Class A3
   5.04% due 09/15/2010                              322,000             320,802
Carrington Mortgage Loan Trust, Series
   2005-NC3, Class A1B
   4.9781% due 06/25/2035 (b)                        301,000             301,034
Chase Manhattan Auto Owner
   Trust, Series 2003-A, Class A4
   2.06% due 12/15/2009                    $         676,465   $         661,472
Citibank Credit Card Issuance Trust
   5.30% due 03/15/2018                              844,000             840,767
Citibank Credit Card Issuance Trust,
   Series 2004-A1, Class A1
   2.55% due 01/20/2009                              249,000             243,846
Citibank Credit Card Issuance Trust,
   Series 2005-B1, Class B1
   4.40% due 09/15/2010                              240,000             235,087
Comed Transitional Funding Trust,
   Series 1998-1, Class A6
   5.63% due 06/25/2009                              234,773             235,339
Comed Transitional Funding Trust,
   Series 1998-1, Class A7
   5.74% due 12/25/2010                               59,000              59,527
Countrywide Asset-Backed Certificates,
   Series 2005-17, Class 1AF2
   5.363% due 05/25/2036 (b)                         120,000             119,325
Countrywide Asset-Backed Certificates,
   Series 2005-12, Class 1A1
   4.9681% due 02/25/2036 (b)                        177,217             177,224
Countrywide Asset-Backed Certificates,
   Series 2005-BC4, Class 2A1
   4.9381% due 08/25/2035 (b)                        124,436             124,453
Countrywide Asset-Backed Certificates,
   Series 2006-S1, Class A2
   5.549% due 08/25/2021                             516,000             515,992
Encore Credit Receivables Trust,
   Series 2005-3, Class 2A1
   4.9381% due 10/25/2035 (b)                        240,710             240,759
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A2
   3.08% due 07/15/2007                               98,732              98,529
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A3
   3.48% due 11/15/2008                              419,000             413,885
Ford Credit Auto Owner Trust,
   Series 2005-B, Class A3
   4.17% due 01/15/2009                              313,000             310,018
Ford Credit Auto Owner Trust,
   Series 2006-A, Class A4
   5.08% due 12/15/2010                              523,000             520,793
Franklin Auto Trust, Series 2005-1,
   Class A2 4.84% due 09/22/2008                      83,000              82,805
Harley-Davidson Motorcycle Trust,
   Series 2003-1, Class A2
   2.63% due 11/15/2010                              131,214             128,165
Honda Auto Receivables Owner Trust,
   Series 2004-2, Class A3
   3.30% due 06/16/2008                              658,745             652,568
Household Automotive Trust,
   Series 2005-3, Class A2
   4.70% due 01/27/2009                              179,000             178,565

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4
   4.18% due 02/15/2012                    $         258,000   $         249,430
Illinois Power Special Purpose Trust,
   Series 1998-1, Class A6
   5.54% due 06/25/2009                               89,022              89,210
JP Morgan Mortgage Acquisition Corp.,
   Series 2005-OPT2, Class A3
   5.0581% due 12/25/2035 (b)                        300,000             300,309
M.A.S.Transactions Asset Backed
   Securities Trust, Series 2004-FRE1,
   Class A2
   5.1581% due 07/25/2034 (b)                        128,452             128,601
M.A.S.Transactions Asset Backed
   Securities Trust, Series 2004-OPT2,
   Class A2
   5.1681% due 09/25/2034 (b)                         69,086              69,206
M.A.S.Transactions Asset Backed
   Securities Trust, Series 2005-AB1,
   Class A1B
   5.143% due 11/25/2035 (b)                         237,211             235,803
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                              208,153             217,180
MBNA Credit Card Master Note Trust,
   Series 2006-A1, Class A1
   4.90% due 07/15/2011                              193,000             191,734
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A
   5.75% due 10/15/2008                              387,000             387,360
Merrill Lynch Mortgage Investors Inc.,
   Series 2005-SD1, Class A1
   4.9981% due 05/25/2046 (b)                        213,936             213,967
Morgan Stanley ABS Capital I, Series
   2005-HE2, Class A3B
   5.0381% due 01/25/2035 (b)                        602,000             602,536
Morgan Stanley ABS Capital I, Series
   2006-NC1, Class A1
   4.8981% due 12/25/2035 (b)                        229,066             229,102
Morgan Stanley ABS Capital I,
   Series 2004-WMC2, Class A2
   5.1781% due 07/25/2034 (b)                        294,086             294,084
Nissan Auto Lease Trust, Series 2005-A,
   Class A2
   4.61% due 01/15/2008                              180,000             179,325
Nissan Auto Receivables Owner Trust,
   Series 2006-A, Class A4
   4.73% due 07/15/2011                              122,000             120,390
Nissan Auto Receivables Owner Trust,
   Series 2005-B, Class A2
   3.75% due 09/17/2007                              119,483             119,143
Northstar Education Finance, Inc.,
   Series 2005-1, Class A5
   3.98% due 10/28/2045                              195,000             191,040
Novastar Home Equity Loan,
   Series 2005-2, Class A2B
   4.9681% due 10/25/2035 (b)                        327,000             327,028
Option One Mortgage Loan Trust,
   Series 2006-1, Class 2A1
   4.8881% due 01/25/2036 (b)                        289,734             289,734
Ownit Mortgage Loan Asset-Backed
   Certificates, Series 2006-1,
   Class AF1
   5.424% due 12/25/2036                   $         156,128   $         155,274
Peco Energy Transition Trust,
   Series 1999-A, Class A6
   6.05% due 03/01/2009                              193,413             194,386
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                              162,000             169,224
PG&E Energy Recovery Funding LLC, Series
   2005-1, Class A4
   4.37% due 06/25/2014                              183,000             175,427
PG&E Energy Recovery Funding LLC, Series
   2005-2, Class A1
   4.85% due 06/25/2011                              439,000             436,348
PG&E Energy Recovery Funding LLC, Series
   2005-2, Class A3
   5.12% due 12/25/2014                              216,000             213,479
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A2
   3.87% due 06/25/2011                              274,000             267,661
SLM Student Loan Trust, Series 2003-11,
   Class A5
   2.99% due 12/15/2022                              405,000             398,609
SLM Student Loan Trust, Series
   2004-1, Class A2
   4.7629% due 07/25/2018 (b)                        264,000             264,983
SLM Student Loan Trust, Series 2005-7,
   Class A3
   4.41% due 12/31/2010                              205,000             201,915
SLM Student Loan Trust, Series 2005-8,
   Class A4
   4.25% due 01/25/2028                              583,000             570,017
Specialty Underwriting & Residential
   Finance, Series 2005-BC1, Class A1B
   5.0481% due 12/25/2035 (b)                        327,000             327,137
Structured Asset Investment Loan Trust,
   Series 2005-11, Class A4
   4.9081% due 01/25/2036 (b)                        296,436             296,482
Structured Asset Investment Loan Trust,
   Series 2005-11, Class A6
   5.0381% due 01/25/2036 (b)                        264,000             264,248
Structured Asset Investment Loan Trust,
   Series 2005-5, Class A2
   4.9081% due 06/25/2035 (b)                        112,552             112,563
Triad Auto Receivables Owner Trust,
   Series 2006-A, Class A3
   4.77% due 01/12/2011                              306,000             302,796
USAA Auto Owner Trust, Series 2005-3,
   Class A2
   4.52% due 06/16/2008                              172,000             171,247
Wachovia Auto Owner Trust,
   Series 2005-B, Class A2
   4.82% due 02/20/2009                              297,000             296,072
WFS Financial Owner Trust, Series
   2005-3, Class A3A
   4.25% due 06/17/2010                              110,000             108,521
WFS Financial Owner Trust, Series
   2003-1, Class A4
   2.74% due 09/20/2010                               59,340              58,845

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
WFS Financial Owner Trust,
   Series 2003-4, Class A4
   3.15% due 05/20/2011                    $          89,714   $          88,030
WFS Financial Owner Trust,
   Series 2005-3, Class A4
   4.39% due 05/17/2013                              336,000             328,902
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $20,027,062)                                          $      19,917,433
                                                               -----------------
SHORT TERM INVESTMENTS - 3.76%
Federal Home Loan Mortgage Corp.
   Discount Notes zero coupon due
   01/18/2007                              $       6,728,000   $       6,469,297
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,469,297)                                           $       6,469,297
                                                               -----------------
REPURCHASE AGREEMENTS - 7.10%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $12,217,512 on 04/03/2006,
   collateralized by $12,290,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $12,462,552, including
   interest) (c)***                        $      12,214,000   $      12,214,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,214,000)                                          $      12,214,000
                                                               -----------------
TOTAL INVESTMENTS (CORE BOND TRUST)
   (COST $200,334,615) - 114.78%                               $     197,559,069
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (14.78)%                                                          (25,437,725)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     172,121,344
                                                               =================

CORE EQUITY TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.11%
ADVERTISING - 1.89%
WPP Group PLC                                        841,600   $      10,107,222
BUILDING MATERIALS & CONSTRUCTION -
   0.58%
Masco Corp.                                           95,186           3,092,593
CABLE AND TELEVISION - 4.04%
DIRECTV Group, Inc. *                                752,198          12,336,047
Time Warner, Inc.                                    549,700           9,229,463
                                                               -----------------
                                                                      21,565,510
COMPUTERS & BUSINESS EQUIPMENT - 7.01%
Cisco Systems, Inc. *                                313,300           6,789,211
Dell, Inc. *                                         291,900           8,686,944
Hewlett-Packard Company                              211,800           6,968,220
International Business Machines Corp.                 79,000           6,515,130
Seagate Technology, Inc. * (a)                       321,700           8,470,361
                                                               -----------------
                                                                      37,429,866
ELECTRICAL UTILITIES - 4.33%
The AES Corp. *                                    1,354,100   $      23,100,946
FINANCIAL SERVICES - 10.79%
Capital One Financial Corp.                          116,900           9,412,788
Citigroup, Inc.                                      276,600          13,063,818
Countrywide Financial Corp. (a)                      395,100          14,500,170
JPMorgan Chase & Company                             495,000          20,611,800
                                                               -----------------
                                                                      57,588,576
HEALTHCARE SERVICES - 9.43%
Health Net, Inc. *                                   262,500          13,340,250
McKesson Corp.                                       206,300          10,754,419
UnitedHealth Group, Inc.                             469,800          26,243,028
                                                               -----------------
                                                                      50,337,697
HOLDINGS COMPANIES/CONGLOMERATES - 0.21%
General Electric Company                              31,600           1,099,048
HOMEBUILDERS - 4.90%
Beazer Homes USA, Inc. (a)                            52,600           3,455,820
Centex Corp. (a)                                     144,990           8,987,930
Pulte Homes, Inc.                                    263,126          10,109,301
Ryland Group, Inc. (a)                                52,100           3,615,740
                                                               -----------------
                                                                      26,168,791
INSURANCE - 6.87%
Aetna, Inc.                                          359,200          17,651,088
American International Group, Inc.                    18,300           1,209,447
MGIC Investment Corp.                                129,800           8,648,574
St. Paul Travelers Companies, Inc.                   219,800           9,185,442
                                                               -----------------
                                                                      36,694,551
INTERNET CONTENT - 2.57%
Yahoo!, Inc. *                                       426,000          13,742,760
INTERNET RETAIL - 11.66%
Amazon.com, Inc. * (a)                               611,700          22,333,167
eBay, Inc. *                                         407,500          15,916,950
Expedia, Inc. * (a)                                  499,416          10,123,162
IAC/InterActiveCorp. * (a)                           471,300          13,889,211
                                                               -----------------
                                                                      62,262,490
INTERNET SERVICE PROVIDER - 4.00%
Google, Inc., Class A *                               54,700          21,333,000
INTERNET SOFTWARE - 0.12%
Symantec Corp. *                                      39,500             664,785
LEISURE TIME - 2.15%
Electronic Arts, Inc. *                              209,700          11,474,784
MANUFACTURING - 4.77%
Tyco International, Ltd.                             947,400          25,466,112
PHARMACEUTICALS - 1.40%
Pfizer, Inc.                                         299,915           7,473,882
PHOTOGRAPHY - 3.06%
Eastman Kodak Company (a)                            575,500          16,367,220
RETAIL TRADE - 5.28%
Home Depot, Inc. (a)                                 263,200          11,133,360

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Sears Holdings Corp. *                               128,900   $      17,045,736
                                                               -----------------
                                                                      28,179,096
SANITARY SERVICES - 1.95%
Waste Management, Inc.                               295,700          10,438,210
SOFTWARE - 1.49%
CA, Inc. (a)                                         155,175           4,222,312
Intuit, Inc. *                                        70,000           3,723,300
                                                               -----------------
                                                                       7,945,612
TELEPHONE - 10.61%
Qwest Communications International,
   Inc. * (a)                                      2,933,700          19,949,160
Sprint Corp.                                       1,420,600          36,708,304
                                                               -----------------
                                                                      56,657,464
                                                               -----------------
TOTAL COMMON STOCKS (Cost $476,182,709)                        $     529,190,215
                                                               -----------------
SHORT TERM INVESTMENTS - 15.29%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      81,650,130   $      81,650,130
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $81,650,130)                                          $      81,650,130
                                                               -----------------
REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $10,607,049 on 04/03/2006,
   collateralized by $11,570,000
   Federal National Mortgage
   Association, 5.50% due
   07/14/2028 (valued at
   $10,819,628, including interest) (c)    $      10,604,000   $      10,604,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,604,000)                                          $      10,604,000
                                                               -----------------
TOTAL INVESTMENTS (CORE EQUITY TRUST)
   (COST $568,436,839) - 116.39%                               $     621,444,345
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (16.39)%                                                          (87,490,730)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     533,953,615
                                                               =================

DYNAMIC GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.44%
APPAREL & TEXTILES - 8.16%
Coach, Inc. *                                        152,100   $       5,259,618
Polo Ralph Lauren Corp., Class A                     105,800           6,412,538
Quiksilver, Inc. * (a)                               271,400           3,761,604
                                                               -----------------
                                                                      15,433,760
BIOTECHNOLOGY - 2.99%
Genzyme Corp. *                                       46,900           3,152,618
Invitrogen Corp. *                                    35,800   $       2,510,654
                                                               -----------------
                                                                       5,663,272
BUSINESS SERVICES - 1.58%
NCR Corp. *                                           71,300           2,979,627
CELLULAR COMMUNICATIONS - 1.37%
NII Holdings, Inc. *                                  43,900           2,588,783
COAL - 3.06%
Peabody Energy Corp.                                 114,800           5,787,068
COMPUTERS & BUSINESS EQUIPMENT - 2.61%
Cogent, Inc. * (a)                                   160,600           2,945,404
Cognizant Technology Solutions Corp.,
   Class A *                                          33,500           1,992,915
                                                               -----------------
                                                                       4,938,319
CONSTRUCTION & MINING EQUIPMENT - 1.53%
Rowan Companies, Inc.                                 65,800           2,892,568
CONTAINERS & GLASS - 2.08%
Jarden Corp. * (a)                                   120,000           3,942,000
DRUGS & HEALTH CARE - 0.78%
Mentor Corp.                                          32,600           1,477,106
ELECTRICAL EQUIPMENT - 1.64%
Molex, Inc.                                          104,700           3,111,684
ENERGY - 1.04%
Southwestern Energy Company *                         61,200           1,970,028
FINANCIAL SERVICES - 10.42%
Affiliated Managers Group, Inc. * (a)                 61,400           6,545,854
E*TRADE Financial Corp. *                            236,300           6,375,374
Legg Mason, Inc.                                      28,842           3,614,768
Nuveen Investments, Class A (a)                       66,000           3,177,900
                                                               -----------------
                                                                      19,713,896
GAS & PIPELINE UTILITIES - 2.52%
Ultra Petroleum Corp. *                               76,600           4,772,946
HEALTHCARE PRODUCTS - 3.70%
C.R. Bard, Inc.                                       49,200           3,336,252
Fisher Scientific International, Inc. *               53,900           3,667,895
                                                               -----------------
                                                                       7,004,147
HEALTHCARE SERVICES - 10.43%
AMERIGROUP Corp. * (a)                               192,000           4,039,680
Cerner Corp. * (a)                                    81,900           3,886,155
Coventry Health Care, Inc. *                          75,025           4,049,849
DaVita, Inc. *                                        72,700           4,377,267
Omnicare, Inc. (a)                                    61,600           3,387,384
                                                               -----------------
                                                                      19,740,335
HOTELS & RESTAURANTS - 4.04%
P.F. Chang's China Bistro, Inc. * (a)                 75,500           3,721,395
The Cheesecake Factory, Inc. *                       104,600           3,917,270
                                                               -----------------
                                                                       7,638,665
INTERNATIONAL OIL - 2.01%
Noble Corp.                                           46,800           3,795,480

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INTERNET SERVICE PROVIDER - 2.21%
Salesforce.Com, Inc. * (a)                           114,900   $       4,174,317
INTERNET SOFTWARE - 2.22%
Akamai Technologies, Inc. * (a)                      127,400           4,190,186
LEISURE TIME - 2.19%
Station Casinos, Inc. (a)                             52,300           4,151,051
MANUFACTURING - 2.43%
Roper Industries, Inc.                                94,400           4,590,672
MEDICAL-HOSPITALS - 1.36%
Community Health Systems, Inc. *                      71,400           2,581,110
MINING - 4.20%
Joy Global, Inc.                                      67,950           4,061,372
Terex Corp. *                                         49,000           3,882,760
                                                               -----------------
                                                                       7,944,132
PETROLEUM SERVICES - 1.00%
BJ Services Company                                   54,400           1,882,240
PHARMACEUTICALS - 3.07%
Celgene Corp. * (a)                                   87,900           3,886,938
Herbalife, Ltd. * (a)                                 57,100           1,928,267
                                                               -----------------
                                                                       5,815,205
RETAIL TRADE - 5.31%
Chico's FAS, Inc. *                                  132,300           5,376,672
Urban Outfitters, Inc. * (a)                         190,100           4,665,054
                                                               -----------------
                                                                      10,041,726
SEMICONDUCTORS - 5.24%
Broadcom Corp., Class A *                            109,600           4,730,336
MEMC Electronic Materials, Inc. *                    140,500           5,187,260
                                                               -----------------
                                                                       9,917,596
SOFTWARE - 5.93%
Activision, Inc. *                                   251,666           3,470,474
Business Objects SA, ADR * (a)                        98,100           3,577,707
NAVTEQ Corp. *                                        82,400           4,173,560
                                                               -----------------
                                                                      11,221,741
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.55%
Comverse Technology, Inc. *                          125,000           2,941,250
TRUCKING & FREIGHT - 2.77%
Oshkosh Truck Corp.                                   84,100           5,234,384
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $132,923,457)                        $     188,135,294
                                                               -----------------
SHORT TERM INVESTMENTS - 25.75%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      48,721,992   $      48,721,992
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $48,721,992)                                          $      48,721,992
                                                               -----------------
REPURCHASE AGREEMENTS - 1.00%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $1,891,544 on 04/03/2006,
   collateralized by $1,905,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $1,931,746, including
   interest) (c)                           $       1,891,000   $       1,891,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,891,000)                                           $       1,891,000
                                                               -----------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
   (COST $183,536,449) - 126.19%                               $     238,748,286
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (26.19)%                                                          (49,544,828)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     189,203,458
                                                               =================

EMERGING GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.53%
ADVERTISING - 2.76%
ValueClick, Inc. *                                    22,625   $         382,815
Ventiv Health, Inc. *                                 14,626             485,876
                                                               -----------------
                                                                         868,691
AEROSPACE - 0.97%
Teledyne Technologies, Inc. *                          8,536             303,882
APPAREL & TEXTILES - 3.47%
Guess, Inc. *                                         10,236             400,330
Phillips-Van Heusen Corp.                             10,202             389,819
The Gymboree Corp. *                                  11,560             301,022
                                                               -----------------
                                                                       1,091,171
BANKING - 3.88%
BankAtlantic Bancorp, Inc., Class A                   15,746             226,585
First Community Bancorp                                4,685             270,137
First Midwest Bancorp, Inc.                            5,952             217,665
Republic Bancorp, Inc.                                15,740             189,509
Wintrust Financial Corp.                               5,436             316,212
                                                               -----------------
                                                                       1,220,108
BIOTECHNOLOGY - 4.40%
Applera Corp. - Celera Genomics Group *               17,164             200,647
Arena Pharmaceuticals, Inc. *                          3,550              64,290
Cephalon, Inc. *                                       2,001             120,560
Charles River Laboratories
   International, Inc. *                               4,292             210,394
deCODE genetics, Inc. *                               17,634             152,887
Intermune, Inc. *                                      9,688             179,616
Myriad Genetics, Inc. *                               10,144             264,657
Neurocrine Biosciences, Inc. *                         2,956             190,780
                                                               -----------------
                                                                       1,383,831
BUSINESS SERVICES - 3.29%
Labor Ready, Inc. *                                   15,378             368,303

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Navigant Consulting Company *                         10,955   $         233,889
TALX Corp.                                             8,901             253,501
West Corp. *                                           3,994             178,372
                                                               -----------------
                                                                       1,034,065
CELLULAR COMMUNICATIONS - 2.85%
Brightpoint, Inc. *                                   10,665             331,255
Leap Wireless International, Inc. *                    6,172             269,038
UbiquiTel, Inc. *                                     29,364             296,576
                                                               -----------------
                                                                         896,869
CHEMICALS - 0.78%
Cytec Industries, Inc.                                 4,084             245,081
COMMERCIAL SERVICES - 1.60%
Chemed Corp.                                           4,984             295,751
TNS, Inc. *                                            9,823             208,051
                                                               -----------------
                                                                         503,802
COMPUTERS & BUSINESS EQUIPMENT - 3.62%
Blue Coat Systems, Inc. *                             10,780             234,357
FileNET Corp. *                                       12,581             339,939
Komag, Inc. *                                          6,119             291,264
Parametric Technology Corp. *                         16,644             271,797
                                                               -----------------
                                                                       1,137,357
CONSTRUCTION MATERIALS - 1.23%
Applied Industrial Technologies, Inc.                  8,658             386,147
CRUDE PETROLEUM & NATURAL GAS - 0.96%
Swift Energy Company *                                 8,080             302,677
DOMESTIC OIL - 3.97%
Berry Petroleum Company, Class A                       4,161             284,821
Giant Industries, Inc. *                               4,980             346,309
KCS Energy, Inc. *                                    13,469             350,194
Oil States International, Inc. *                       7,225             266,241
                                                               -----------------
                                                                       1,247,565
DRUGS & HEALTH CARE - 1.72%
Cell Genesys, Inc. *                                  15,860             126,563
DOV Pharmaceutical, Inc. *                             6,479             103,535
Meridian Bioscience, Inc.                             11,580             312,428
                                                               -----------------
                                                                         542,526
EDUCATIONAL SERVICES - 0.66%
Education Management Corp. *                           4,963             206,461
ELECTRICAL EQUIPMENT - 4.52%
Encore Wire Corp. *                                   11,660             395,041
Greatbatch, Inc. *                                     7,610             166,735
Watsco, Inc.                                           4,387             311,696
Wesco International, Inc. *                            8,081             549,589
                                                               -----------------
                                                                       1,423,061
ELECTRICAL UTILITIES - 1.31%
Pike Electric Corp. *                                 19,650             412,846
ELECTRONICS - 4.18%
Multi-Fineline Electronix, Inc. *                      4,810             281,337
Thomas & Betts Corp. *                                 7,617             391,362
TTM Technologies, Inc. *                              23,000   $         333,270
Zygo Corp. *                                          18,970             309,590
                                                               -----------------
                                                                       1,315,559
FINANCIAL SERVICES - 0.87%
Raymond James Financial, Inc.                          9,212             272,307
HEALTHCARE PRODUCTS - 3.61%
Computer Programs & Systems, Inc.                      3,060             153,000
DJ Orthopedics, Inc. *                                 9,123             362,731
Haemonetics Corp. *                                    6,264             318,023
ICU Medical, Inc. *                                    8,210             297,120
PetMed Express, Inc. *                                   300               5,331
                                                               -----------------
                                                                       1,136,205
HEALTHCARE SERVICES - 2.35%
American Retirement Corp. *                           15,469             396,316
Sierra Health Services, Inc. *                         8,428             343,019
                                                               -----------------
                                                                         739,335
HOTELS & RESTAURANTS - 1.21%
Choice Hotels, Inc.                                    3,354             153,546
Sonic Corp. *                                          6,462             227,010
                                                               -----------------
                                                                         380,556
HOUSEHOLD PRODUCTS - 1.15%
Central Garden & Pet Company *                         3,530             187,584
Tempur-Pedic International, Inc. *                    12,375             175,106
                                                               -----------------
                                                                         362,690
INDUSTRIAL MACHINERY - 1.31%
Ceradyne, Inc. *                                       1,926              96,107
NATCO Group, Inc. *                                   11,680             316,528
                                                               -----------------
                                                                         412,635
INSURANCE - 2.44%
American Physicians Capital, Inc. *                    6,411             307,728
HCC Insurance Holdings, Inc.                           7,104             247,219
Scottish Re Group, Ltd.                                8,580             212,870
                                                               -----------------
                                                                         767,817
INTERNET CONTENT - 0.92%
Jupitermedia Corp. *                                  16,151             290,395
INTERNET SERVICE PROVIDER - 0.73%
Avocent Corp. *                                        7,288             231,321
LEISURE TIME - 2.90%
Penn National Gaming, Inc. *                           7,067             298,086
SCP Pool Corp.                                         5,377             252,235
Shuffle Master, Inc. *                                10,085             360,438
                                                               -----------------
                                                                         910,759
LIFE SCIENCES - 0.99%
PerkinElmer, Inc.                                     13,207             309,968
MEDICAL-HOSPITALS - 1.05%
Cepheid, Inc. *                                       17,772             162,791
Lifepoint Hospitals, Inc. *                            5,379             167,287
                                                               -----------------
                                                                         330,078

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
METAL & METAL PRODUCTS - 2.65%
Commercial Metals Company                              5,627   $         300,988
Crown Holdings, Inc. *                                13,799             244,794
Matthews International Corp., Class A                  7,494             286,721
                                                               -----------------
                                                                         832,503
PETROLEUM SERVICES - 3.39%
Grey Wolf, Inc. *                                     43,220             321,556
McDermott International, Inc. *                        5,933             323,052
W-H Energy Services, Inc. *                            9,461             420,920
                                                               -----------------
                                                                       1,065,528
PHARMACEUTICALS - 2.75%
Alkermes, Inc. *                                       6,070             133,843
First Horizon Pharmaceutical Corp. *                  10,209             257,369
Medicis Pharmaceutical Corp., Class A                  4,343             141,582
PDL BioPharma, Inc. *                                  2,470              81,016
United Therapeutics Corp. *                            3,800             251,864
                                                               -----------------
                                                                         865,674
RAILROADS & EQUIPMENT - 0.62%
Genesee & Wyoming, Inc., Class A *                     6,326             194,082
REAL ESTATE - 1.31%
Equity Inns, Inc., REIT                               25,357             410,783
RETAIL TRADE - 4.90%
AnnTaylor Stores Corp. *                               6,330             232,881
Hibbett Sporting Goods, Inc. *                         8,121             267,912
Pantry, Inc. *                                         7,073             441,284
Payless ShoeSource, Inc. *                            10,013             229,198
The Men's Wearhouse, Inc.                             10,298             370,110
                                                               -----------------
                                                                       1,541,385
SEMICONDUCTORS - 7.97%
ATMI, Inc. *                                           7,765             234,503
Brooks Automation, Inc. *                             14,961             213,045
Emulex Corp. *                                        14,483             247,514
LSI Logic Corp. *                                     26,871             310,629
Microsemi Corp. *                                     11,597             337,589
MIPS Technologies, Inc., Class A *                    27,660             206,344
MKS Instruments, Inc. *                               15,965             374,060
ON Semiconductor Corp. *                              64,652             469,373
Semtech Corp. *                                        6,360             113,780
                                                               -----------------
                                                                       2,506,837
SOFTWARE - 4.46%
ANSYS, Inc. *                                          6,678             361,614
Hyperion Solutions Corp. *                             5,453             177,768
Lawson Software, Inc. *                               30,070             230,637
Progress Software Corp. *                             11,445             332,935
Transaction Systems Architects, Inc.,
   Class A *                                           9,577             298,898
                                                               -----------------
                                                                       1,401,852
TELECOMMUNICATIONS EQUIPMENT & SERVICES
   - 0.73%
ADTRAN, Inc.                                           8,760             229,337
TRUCKING & FREIGHT - 2.05%
Hub Group, Inc., Class A *                             4,880   $         222,430
Old Dominion Freight Lines, Inc. *                     8,241             222,095
Plains All American Pipeline LP                        4,453             200,296
                                                               -----------------
                                                                         644,821
                                                               -----------------
TOTAL COMMON STOCKS (Cost $25,235,364)                         $      30,358,567
                                                               -----------------
SHORT TERM INVESTMENTS - 3.05%
Federal Home Loan Bank Discount Notes
   zero coupon due 04/12/2006              $         500,000   $         499,290
Federal National Mortgage Association
   Discount Notes zero coupon due
   04/17/2006                                        460,000             459,066
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $958,356)                                                $         958,356
                                                               -----------------
TOTAL INVESTMENTS (EMERGING GROWTH
   TRUST) (COST $26,193,720) - 99.58%                          $      31,316,923
OTHER ASSETS IN EXCESS OF LIABILITIES -
   0.42%                                                                 133,644
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      31,450,567
                                                               =================

EMERGING SMALL COMPANY TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.73%
ADVERTISING - 1.68%
Marchex, Inc., Class B * (a)                         170,825   $       3,672,738
ValueClick, Inc. * (a)                               140,545           2,378,021
                                                               -----------------
                                                                       6,050,759
AEROSPACE - 2.25%
ARGON ST, Inc. * (a)                                 142,000           4,761,260
K&F Industries Holdings, Inc. * (a)                  102,400           1,699,840
Orbital Sciences Corp., Class A * (a)                104,242           1,649,108
                                                               -----------------
                                                                       8,110,208
AIR TRAVEL - 1.14%
JetBlue Airways Corp. * (a)                          162,800           1,745,216
Republic Airways Holdings, Inc. *                    160,019           2,369,881
                                                               -----------------
                                                                       4,115,097
APPAREL & TEXTILES - 0.47%
Crocs, Inc. * (a)                                     67,600           1,700,140
AUTOMOBILES - 0.50%
Tenneco, Inc. * (a)                                   82,400           1,787,256
BANKING - 3.88%
Doral Financial Corp. (a)                            120,079           1,386,913
East West Bancorp, Inc. (a)                           59,044           2,276,146
First State Bancorporation                           103,607           2,751,802
Franklin Bank Corp. * (a)                             62,993           1,211,355
Greater Bay Bancorp                                   45,280           1,256,067
Hancock Holding Company                               37,992           1,767,388
Signature Bank *                                      42,205           1,375,461

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
UCBH Holdings, Inc. (a)                              101,600   $       1,922,272
                                                               -----------------
                                                                      13,947,404
BIOTECHNOLOGY - 4.32%
Coley Pharmaceutical Group, Inc. * (a)               161,833           2,451,770
Digene Corp. * (a)                                    65,186           2,548,773
Myogen, Inc. * (a)                                    31,700           1,148,491
Myriad Genetics, Inc. * (a)                           45,700           1,192,313
Panacos Pharmaceuticals, Inc. * (a)                   80,449             608,194
Serologicals Corp. * (a)                             111,955           2,738,419
Telik, Inc. * (a)                                    136,607           2,644,711
Trimeris, Inc. * (a)                                 163,905           2,214,357
                                                               -----------------
                                                                      15,547,028
BUILDING MATERIALS & CONSTRUCTION -
   0.78%
Beacon Roofing Supply, Inc. * (a)                     69,500           2,824,480
BUSINESS SERVICES - 6.12%
BearingPoint, Inc. * (a)                             314,550           2,670,530
CDI Corp. (a)                                         96,156           2,766,408
Euronet Worldwide, Inc. * (a)                         19,800             749,034
Global Cash Access, Inc. *                            94,644           1,658,163
Global Payments, Inc.                                 36,102           1,913,767
Jackson Hewitt Tax Service, Inc. (a)                  61,904           1,954,928
LECG Corp. * (a)                                      92,337           1,779,334
MAXIMUS, Inc.                                         85,096           3,061,754
Optimal Group Inc *                                   71,400           1,037,442
Quest Software, Inc. *                               214,672           3,585,022
Resources Connection, Inc. *                          33,300             829,503
                                                               -----------------
                                                                      22,005,885
CHEMICALS - 2.93%
Cabot Corp.                                           73,214           2,488,544
FMC Corp. (a)                                         56,290           3,488,854
Minerals Technologies, Inc. (a)                       43,406           2,535,344
Westlake Chemical Corp.                               59,001           2,038,485
                                                               -----------------
                                                                      10,551,227
COMPUTERS & BUSINESS EQUIPMENT - 4.90%
FileNET Corp. * (a)                                  129,752           3,505,899
Ixia * (a)                                           212,900           3,035,954
Micros Systems, Inc. * (a)                            63,793           2,938,944
National Instruments Corp.                           105,191           3,431,330
Trident Microsystems, Inc. * (a)                      60,800           1,766,848
Witness Systems, Inc. * (a)                          115,300           2,928,620
                                                               -----------------
                                                                      17,607,595
CONSTRUCTION MATERIALS - 0.29%
Clarcor, Inc.                                         29,012           1,032,827
CRUDE PETROLEUM & NATURAL GAS - 0.79%
Western Refining, Inc. (a)                           131,700           2,847,354
DOMESTIC OIL - 4.39%
Denbury Resources, Inc. * (a)                        158,632           5,023,876
Helix Energy Solutions Group, Inc. * (a)             154,608           5,859,643
Oil States International, Inc. * (a)                 132,853           4,895,633
                                                               -----------------
                                                                      15,779,152
DRUGS & HEALTH CARE - 1.75%
DOV Pharmaceutical, Inc. * (a)                       104,100   $       1,663,518
Impax Laboratories, Inc. * (a)                       161,479           1,613,175
Parexel International Corp. * (a)                    113,506           3,001,099
                                                               -----------------
                                                                       6,277,792
EDUCATIONAL SERVICES - 0.85%
Lincoln Educational Services Corp. * (a)              64,996           1,101,682
Strayer Education, Inc. (a)                           19,100           1,953,166
                                                               -----------------
                                                                       3,054,848
ELECTRICAL EQUIPMENT - 5.05%
FLIR Systems, Inc. * (a)                             172,173           4,891,435
Greatbatch, Inc. * (a)                               132,996           2,913,943
Sirf Technology Holdings, Inc. * (a)                  80,400           2,846,964
Tektronix, Inc. (a)                                  119,906           4,281,843
Varian, Inc. * (a)                                    78,090           3,215,746
                                                               -----------------
                                                                      18,149,931
ELECTRONICS - 1.80%
Electro Scientific Industries, Inc. *
   (a)                                                90,188           1,995,860
Trimble Navigation, Ltd. * (a)                        99,560           4,485,178
                                                               -----------------
                                                                       6,481,038
ENERGY - 1.00%
Headwaters, Inc. * (a)                                90,771           3,611,778
FINANCIAL SERVICES - 4.73%
Advance America Cash Advance Centers,
   Inc. (a)                                          113,406           1,630,778
Capitalsource, Inc. (a)                              176,971           4,403,039
Clayton Holdings, Inc. *                              88,100           1,857,148
Financial Federal Corp. (a)                          113,147           3,315,192
GFI Group, Inc. * (a)                                 39,731           2,062,436
Heartland Payment Systems, Inc. *                      4,500             111,465
National Financial Partners Corp. (a)                 64,278           3,632,993
                                                               -----------------
                                                                      17,013,051
GAS & PIPELINE UTILITIES - 0.26%
Bill Barrett Corp. * (a)                              28,310             922,623
HEALTHCARE PRODUCTS - 3.31%
American Medical Systems Holdings, Inc. *            121,080           2,724,300
Merit Medical Systems, Inc. * (a)                    140,696           1,689,759
Molecular Devices Corp. * (a)                         72,706           2,410,931
STERIS Corp. (a)                                      90,113           2,223,989
The Medicines Company * (a)                          138,153           2,841,807
                                                               -----------------
                                                                      11,890,786
HEALTHCARE SERVICES - 2.17%
Sierra Health Services, Inc. * (a)                    81,892           3,333,004
Symbion, Inc. * (a)                                   66,669           1,510,053
United Surgical Partners International,
   Inc. * (a)                                         84,175           2,980,637
                                                               -----------------
                                                                       7,823,694
HOTELS & RESTAURANTS - 3.24%
BJ's Restaurants, Inc. * (a)                          55,315           1,493,505
Four Seasons Hotels, Inc.                             24,247           1,229,323
Orient Express Hotels, Ltd. (a)                      105,129           4,124,211

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
P.F. Chang's China Bistro, Inc. * (a)                 41,925   $       2,066,483
Panera Bread Company, Class A * (a)                   36,527           2,746,100
                                                               -----------------
                                                                      11,659,622
INDUSTRIAL MACHINERY - 3.37%
Flowserve Corp. *                                    107,473           6,269,975
FMC Technologies, Inc. * (a)                          40,600           2,079,532
Manitowoc, Inc.                                       41,225           3,757,659
                                                               -----------------
                                                                      12,107,166
INSURANCE - 0.54%
Aspen Insurance Holdings, Ltd.                        12,155             299,742
Max Re Capital, Ltd.                                  68,341           1,626,516
                                                               -----------------
                                                                       1,926,258
INTERNET CONTENT - 0.69%
RightNow Technologies, Inc. * (a)                    156,207           2,479,005
INTERNET RETAIL - 0.51%
Ariba, Inc. * (a)                                    186,900           1,827,882
INTERNET SERVICE PROVIDER - 1.31%
Avocent Corp. *                                       65,218           2,070,019
Entrust, Inc. * (a)                                  588,955           2,650,298
                                                               -----------------
                                                                       4,720,317
INTERNET SOFTWARE - 1.01%
Sapient Corp. * (a)                                  476,276           3,633,986
INVESTMENT COMPANIES - 0.77%
Ares Cap Corp.                                       161,611           2,776,477
LEISURE TIME - 2.38%
Gaylord Entertainment Company * (a)                   55,817           2,532,976
Penn National Gaming, Inc. *                         143,008           6,032,077
                                                               -----------------
                                                                       8,565,053
MANUFACTURING - 1.21%
Coherent, Inc. * (a)                                  74,311           2,609,059
Mettler-Toledo International, Inc. *                  29,181           1,760,782
                                                               -----------------
                                                                       4,369,841
MEDICAL-HOSPITALS - 2.40%
Psychiatric Solutions, Inc. * (a)                    104,788           3,471,626
RehabCare Group, Inc. *                               68,743           1,295,806
VCA Antech, Inc. *                                   135,228           3,851,293
                                                               -----------------
                                                                       8,618,725
MINING - 0.49%
Alpha Natural Resources, Inc. * (a)                   76,200           1,763,268
MOBILE HOMES - 0.61%
Winnebago Industries, Inc. (a)                        72,154           2,189,152
PETROLEUM SERVICES - 1.51%
Superior Energy Services, Inc. * (a)                 202,401           5,422,323
PHARMACEUTICALS - 1.68%
Adams Respiratory Therapeutics, Inc. *
   (a)                                                62,100           2,469,717
Angiotech Pharmaceuticals, Inc. * (a)                147,200           2,178,560
Penwest Pharmaceuticals Company * (a)                 64,400           1,396,836
                                                               -----------------
                                                                       6,045,113
REAL ESTATE - 2.77%
Felcor Lodging Trust, Inc., REIT                      90,500   $       1,909,550
Innkeepers USA Trust, REIT (a)                       149,381           2,532,008
Jones Lang LaSalle, Inc.                              41,116           3,147,019
LaSalle Hotel Properties, REIT                        57,800           2,369,800
                                                               -----------------
                                                                       9,958,377
RETAIL TRADE - 3.04%
Cost Plus, Inc. * (a)                                109,132           1,866,157
Hot Topic, Inc. * (a)                                155,252           2,251,154
Regis Corp.                                           46,492           1,603,044
Tractor Supply Company * (a)                          51,747           3,432,896
Tuesday Morning Corp. (a)                             77,815           1,796,749
                                                               -----------------
                                                                      10,950,000
SANITARY SERVICES - 0.60%
Waste Connections, Inc. *                             54,044           2,151,492
SEMICONDUCTORS - 7.96%
Actel Corp. * (a)                                    161,652           2,576,733
FormFactor, Inc. * (a)                                88,718           3,488,392
Microsemi Corp. * (a)                                125,263           3,646,406
Microtune, Inc. * (a)                                296,658           1,548,555
Power Integrations, Inc. * (a)                       142,521           3,531,670
Semtech Corp. * (a)                                  174,359           3,119,282
Silicon Laboratories, Inc. * (a)                      96,662           5,311,577
Varian Semiconductor Equipment
   Associates, Inc. * (a)                            192,371           5,401,778
                                                               -----------------
                                                                      28,624,393
SOFTWARE - 0.81%
Blackbaud, Inc.                                       21,600             457,704
THQ, Inc. * (a)                                       94,773           2,453,673
                                                               -----------------
                                                                       2,911,377
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.68%
Arris Group, Inc. * (a)                              182,421           2,510,113
Essex Corp. * (a)                                    125,677           2,767,408
Viasat, Inc. *                                       152,016           4,355,258
                                                               -----------------
                                                                       9,632,779
TRUCKING & FREIGHT - 3.79%
Forward Air Corp. (a)                                109,896           4,098,022
Knight Transportation, Inc. (a)                      208,894           4,125,656
Landstar Systems, Inc.                                46,170           2,037,020
Oshkosh Truck Corp.                                   31,745           1,975,809
Wabash National Corp. (a)                             70,560           1,393,560
                                                               -----------------
                                                                      13,630,067
                                                               -----------------
TOTAL COMMON STOCKS (Cost $278,383,468)                        $     355,094,626
                                                               -----------------
SHORT TERM INVESTMENTS - 25.46%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      91,571,954   $      91,571,954
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $91,571,954)                                          $      91,571,954
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $2,480,713 on 04/03/2006,
   collateralized by $2,565,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at $2,531,945,
   including interest) (c)                 $       2,480,000   $       2,480,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,480,000)                                           $       2,480,000
                                                               -----------------
TOTAL INVESTMENTS (EMERGING SMALL
   COMPANY TRUST)
   (COST $372,435,422) - 124.88%                               $     449,146,580
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (24.88)%                                                          (89,473,963)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     359,672,617
                                                               =================

EQUITY-INCOME TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 94.91%
AEROSPACE - 1.78%
Lockheed Martin Corp.                                285,100   $      21,419,563
Raytheon Company (a)                                 483,600          22,168,224
                                                               -----------------
                                                                      43,587,787
ALUMINUM - 0.63%
Alcoa, Inc.                                          503,500          15,386,960
AUTO PARTS - 0.59%
Genuine Parts Company                                329,500          14,441,985
AUTOMOBILES - 0.19%
Ford Motor Company (a)                               590,200          4,697,992
BANKING - 4.42%
Bank of America Corp.                                393,900          17,938,206
Bank of Ireland                                      551,500          10,275,454
Fifth Third Bancorp. (a)                             698,400          27,489,024
Mercantile Bankshares Corp.                          225,450          8,668,552
National City Corp.                                  252,700           8,819,230
Northern Trust Corp.                                 138,100           7,250,250
SunTrust Banks, Inc.                                 243,500          17,717,060
Wells Fargo Company                                  157,900          10,085,073
                                                               -----------------
                                                                     108,242,849
BIOTECHNOLOGY - 0.60%
MedImmune, Inc. *                                    400,800          14,661,264
BROADCASTING - 0.59%
CBS Corp., Class B                                   602,450          14,446,751
BUSINESS SERVICES - 0.18%
Cendant Corp.                                        256,700           4,453,745
CABLE AND TELEVISION - 3.26%
Cablevision Systems New York Group,
   Class A *                                         226,200           6,039,540
Comcast Corp., Class A * (a)                         698,800   $      18,280,608
EchoStar Communications Corp., Class A *             285,100           8,515,937
Time Warner, Inc.                                  1,699,000          28,526,210
Viacom, Inc. *                                       474,350          18,404,780
                                                               -----------------
                                                                      79,767,075
CELLULAR COMMUNICATIONS - 0.64%
Motorola, Inc.                                       682,400          15,633,784
CHEMICALS - 1.39%
Chemtura Corp.                                       382,800           4,509,384
E.I. Du Pont De Nemours & Company (a)                572,500          24,165,225
Hercules, Inc. *                                     381,500           5,264,700
                                                               -----------------
                                                                      33,939,309
COMPUTERS & BUSINESS EQUIPMENT - 2.88%
Cisco Systems, Inc. *                                886,200          19,203,954
Hewlett-Packard Company                              630,300          20,736,870
International Business Machines Corp.                369,700          30,489,159
                                                               -----------------
                                                                      70,429,983
CONSTRUCTION MATERIALS - 0.67%
Vulcan Materials Company                             187,800          16,272,870
COSMETICS & TOILETRIES - 3.34%
Avon Products, Inc.                                  628,900          19,602,813
Colgate-Palmolive Company                            541,900          30,942,490
International Flavors & Fragrances, Inc.             487,900          16,744,728
Kimberly-Clark Corp.                                 248,800          14,380,640
                                                               -----------------
                                                                      81,670,671
CRUDE PETROLEUM & NATURAL GAS - 2.86%
Amerada Hess Corp. (a)                               194,500          27,696,800
ChevronTexaco Corp.                                  727,500          42,173,175
                                                               -----------------
                                                                      69,869,975
DOMESTIC OIL - 0.48%
Murphy Oil Corp.                                     234,700          11,692,754
DRUGS & HEALTH CARE - 1.12%
Wyeth                                                565,700          27,447,764
ELECTRICAL EQUIPMENT - 0.79%
Cooper Industries, Ltd., Class A                     222,600          19,343,940
ELECTRICAL UTILITIES - 0.96%
FirstEnergy Corp.                                    269,200          13,163,880
Pinnacle West Capital Corp.                          172,000          6,725,200
TECO Energy, Inc.                                    220,000           3,546,400
                                                               -----------------
                                                                      23,435,480
ELECTRONICS - 0.71%
Sony Corp.                                           372,900          17,296,949
ENERGY - 2.21%
Duke Energy Corp. (a)                                820,900          23,929,235
Progress Energy, Inc.                                396,000          17,416,080
Xcel Energy, Inc. (a)                                706,000          12,813,900
                                                               -----------------
                                                                      54,159,215

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES - 8.04%
Charles Schwab Corp.                               1,512,000   $      26,021,520
Citigroup, Inc.                                      310,000          14,641,300
Federal National Mortgage Association                226,100          11,621,540
JPMorgan Chase & Company                           1,391,500          57,942,060
Mellon Financial Corp.                               733,100          26,098,360
Morgan Stanley                                       565,300          35,512,146
State Street Corp.                                   412,300          24,915,289
                                                               -----------------
                                                                     196,752,215
FOOD & BEVERAGES - 3.44%
Campbell Soup Company                                571,300          18,510,120
General Mills, Inc.                                  424,500          21,513,660
H.J. Heinz Company                                   184,200           6,984,864
McCormick & Company, Inc.                            289,100           9,788,926
The Coca-Cola Company                                656,200          27,475,094
                                                               -----------------
                                                                      84,272,664
GAS & PIPELINE UTILITIES - 0.82%
NiSource, Inc.                                       997,800          20,175,516
HEALTHCARE PRODUCTS - 2.02%
Baxter International, Inc.                           369,300          14,332,533
Boston Scientific Corp. *                            461,600          10,639,880
Johnson & Johnson                                    414,600          24,552,612
                                                               -----------------
                                                                      49,525,025
HOLDINGS COMPANIES/CONGLOMERATES - 2.85%
General Electric Company                           2,005,200          69,740,856
HOTELS & RESTAURANTS - 0.33%
McDonald's Corp.                                     234,600           8,060,856
HOUSEHOLD PRODUCTS - 1.57%
Fortune Brands, Inc.                                 197,400          15,916,362
Newell Rubbermaid, Inc.                              892,200          22,474,518
                                                               -----------------
                                                                      38,390,880
INDUSTRIAL MACHINERY - 1.40%
Deere & Company                                      235,000          18,576,750
Pall Corp.                                           503,700          15,710,403
                                                               -----------------
                                                                      34,287,153
INSURANCE - 5.29%
American International Group, Inc.                   350,500          23,164,545
Chubb Corp.                                          124,800          11,910,912
Lincoln National Corp.                               370,100          20,203,759
Marsh & McLennan Companies, Inc.                   1,262,100          37,055,256
SAFECO Corp.                                          33,400           1,677,014
St. Paul Travelers Companies, Inc.                   469,300          19,612,047
UnumProvident Corp. (a)                              779,700          15,968,256
                                                               -----------------
                                                                     129,591,789
INTERNATIONAL OIL - 2.23%
Anadarko Petroleum Corp.                             199,100          20,111,091
Royal Dutch Shell PLC, ADR                           555,100          34,560,526
                                                               -----------------
                                                                      54,671,617
LEISURE TIME - 0.84%
Walt Disney Company                                  740,400          20,649,756
LIQUOR - 1.18%
Anheuser-Busch Companies, Inc.                       676,500   $      28,933,905
MANUFACTURING - 2.27%
Eaton Corp.                                          141,400          10,317,958
Honeywell International, Inc.                        818,700          35,015,799
Tyco International, Ltd.                             384,100          10,324,608
                                                               -----------------
                                                                      55,658,365
NEWSPAPERS - 2.25%
Dow Jones & Company, Inc. (a)                        492,100          19,339,530
Knight-Ridder, Inc. (a)                              200,200          12,654,642
The New York Times Company, Class A (a)              908,900          23,004,259
                                                               -----------------
                                                                      54,998,431
OFFICE FURNISHINGS & SUPPLIES - 0.81%
Avery Dennison Corp. (a)                             340,900          19,935,832
PAPER - 2.06%
International Paper Company                        1,130,000          39,064,100
MeadWestvaco Corp.                                   412,500          11,265,375
                                                               -----------------
                                                                      50,329,475
PETROLEUM SERVICES - 3.50%
BP PLC, SADR                                         323,300          22,288,302
Exxon Mobil Corp.                                    739,400          44,999,884
Schlumberger, Ltd.                                   146,100          18,491,877
                                                               -----------------
                                                                      85,780,063
PHARMACEUTICALS - 5.03%
Abbott Laboratories                                  427,500          18,155,925
Bristol-Myers Squibb Company (a)                     686,800          16,902,148
Eli Lilly & Company                                  228,700          12,647,110
Merck & Company, Inc.                                988,000          34,807,240
Pfizer, Inc.                                       1,133,400          28,244,328
Schering-Plough Corp.                                655,200          12,442,248
                                                               -----------------
                                                                     123,198,999
PHOTOGRAPHY - 0.76%
Eastman Kodak Company (a)                            656,700          18,676,548
PUBLISHING - 0.93%
Tribune Company (a)                                  833,200          22,854,676
RAILROADS & EQUIPMENT - 2.17%
Norfolk Southern Corp.                               294,400          15,918,208
Union Pacific Corp.                                  397,200          37,078,620
                                                               -----------------
                                                                      52,996,828
REAL ESTATE - 0.39%
Simon Property Group, Inc., REIT                     114,000           9,591,960
RETAIL GROCERY - 0.26%
Sysco Corp.                                          197,500           6,329,875
RETAIL TRADE - 2.10%
Home Depot, Inc.                                     325,300          13,760,190
RadioShack Corp. (a)                                 422,000           8,115,060
Wal-Mart Stores, Inc.                                625,100          29,529,724
                                                               -----------------
                                                                      51,404,974

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SANITARY SERVICES - 0.84%
Waste Management, Inc.                               584,700   $      20,639,910
SEMICONDUCTORS - 1.59%
Analog Devices, Inc. (a)                             410,200          15,706,558
Intel Corp.                                          569,800          11,025,630
Texas Instruments, Inc.                              371,800          12,072,346
                                                               -----------------
                                                                      38,804,534
SOFTWARE - 1.29%
Microsoft Corp.                                    1,164,000          31,672,440
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.56%
Lucent Technologies, Inc. * (a)                    2,461,100           7,506,355
Nokia Oyj, SADR                                    1,017,100          21,074,312
Telus Corp., Non Voting Shares                       158,600           6,137,820
Telus Corp.                                           86,000           3,377,781
                                                               -----------------
                                                                      38,096,268
TELEPHONE - 5.44%
ALLTEL Corp.                                         379,800          24,592,050
AT&T, Inc.                                         1,367,749          36,983,933
Qwest Communications International, Inc.
   * (a)                                           3,458,800          23,519,840
Sprint Corp.                                       1,001,300          25,873,592
Verizon Communications, Inc.                         653,800          22,268,428
                                                               -----------------
                                                                     133,237,843
TOBACCO - 0.45%
UST, Inc. (a)                                        262,900          10,936,640
TOYS, AMUSEMENTS & SPORTING
   GOODS - 0.91%
Mattel, Inc.                                       1,222,200          22,158,486
                                                               -----------------
TOTAL COMMON STOCKS
   (Cost $1,981,113,055)                                       $   2,323,233,481
                                                               -----------------
PREFERRED STOCKS - 0.13%
INSURANCE - 0.13%
UnumProvident Corp. *                                 98,400           3,111,900
                                                               -----------------
TOTAL PREFERRED STOCKS (Cost $2,460,000)                       $       3,111,900
                                                               -----------------
CORPORATE BONDS - 0.30%
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.30%
Lucent Technologies, Inc.
8.00% due 08/01/2031 (a)                   $       7,233,000           7,341,495
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $7,838,763)                        $       7,341,495
                                                               -----------------
SHORT TERM INVESTMENTS - 10.35%
State Street Navigator Securities
Lending Prime Portfolio (c)                $     151,544,267   $     151,544,267
T. Rowe Price Reserve Investment
   Fund (c)                                      101,738,537         101,738,537
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $253,282,804)                                            $     253,282,804
                                                               -----------------
REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 03/31/2006 at
3.45% to be repurchased at
$1,073,308 on 04/03/2006,
collateralized by $1,175,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at $1,098,795,
including interest) (c)                    $       1,073,000   $       1,073,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,073,000)                                              $       1,073,000
                                                               -----------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
(COST $2,245,767,622) - 105.73%                                $   2,588,042,680
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (5.73)%                                                 (140,321,596)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   2,447,721,084
                                                               =================

FINANCIAL SERVICES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.15%
BANKING - 15.11%
Commerce Bancorp, Inc. (a)                           218,600   $       8,011,690
Golden West Financial Corp.                          110,800           7,523,320
ICICI Bank, Ltd., SADR (a)                            12,900             357,072
Wells Fargo Company                                  119,400           7,626,078
                                                                      23,518,160
                                                               -----------------
BUSINESS SERVICES - 13.44%
Dun & Bradstreet Corp. *                              69,300           5,313,924
H & R Block, Inc.                                    270,000           5,845,500
Moody's Corp.                                        136,400           9,747,144
                                                               -----------------
                                                                      20,906,568
CONTAINERS & GLASS - 2.55%
Sealed Air Corp.                                      68,500           3,964,095
FINANCIAL SERVICES - 27.21%
Ameriprise Financial, Inc.                           109,540           4,935,872
Goldman Sachs Group, Inc.                             54,800           8,601,408
JPMorgan Chase & Company                             170,048           7,080,799
Merrill Lynch & Company, Inc.                        105,300           8,293,428
T. Rowe Price Group, Inc.                             98,000           7,664,580
The First Marblehead Corp. (a)                       133,100           5,756,575
                                                               -----------------
                                                                      42,332,662
HOLDINGS COMPANIES/CONGLOMERATES - 5.96%
Berkshire Hathaway, Inc., Class A *                        6              542,100
Berkshire Hathaway, Inc., Class B *                    1,600           4,819,200
Loews Corp.                                           38,700           3,916,440
                                                               -----------------
                                                                       9,277,740
INSURANCE - 17.33%
American International Group, Inc.                   112,400           7,428,516
China Life Insurance Company, Ltd.,
   ADR * (a)                                          31,900           1,628,495
Everest Re Group, Ltd.                                33,400           3,118,558

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FINANCIAL SERVICES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
FPIC Insurance Group, Inc. * (a)                    46,500     $       1,757,700
Markel Corp. * (a)                                  9,800              3,309,264
Progressive Corp.                                   41,500             4,326,790
Transatlantic Holdings, Inc. (a)                    92,237             5,391,253
                                                               -----------------
                                                                      26,960,576
MANUFACTURING - 4.34%
Tyco International, Ltd.                            251,500            6,760,320
TOBACCO - 2.85%
Altria Group, Inc.                                  62,500             4,428,750
TRAVEL SERVICES - 10.36%
American Express Company                            306,700           16,117,085
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $109,613,159)                        $     154,265,956
                                                               -----------------
SHORT TERM INVESTMENTS - 15.88%
Rabobank USA Finance Corp.
4.83% due 04/03/2006                       $       1,265,000   $       1,264,660
State Street Navigator Securities
   Lending
Prime Portfolio (c)                               23,449,211          23,449,211
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $24,713,871)                                             $      24,713,871
                                                               -----------------
TOTAL INVESTMENTS (FINANCIAL SERVICES
   TRUST)
(COST $134,327,030) - 115.03%                                  $     178,979,827
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.03)%                                                 (23,386,217)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     155,593,610
                   ======                                      =================

FUNDAMENTAL VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.21%
ADVERTISING - 0.25%
WPP Group PLC, SADR (a)                               44,349   $       2,660,940
BANKING - 7.76%
Commerce Bancorp, Inc. (a)                           166,900           6,116,885
Fifth Third Bancorp. (a)                             185,971           7,319,819
Golden West Financial Corp. (a)                      494,401          33,569,828
Lloyds TSB Group PLC, SADR (a)                       190,019           7,313,831
Wells Fargo Company                                  433,967          27,717,472
                                                               -----------------
                                                                      82,037,835
BROADCASTING - 1.46%
Liberty Media Corp., Series A *                      622,100           5,107,441
News Corp.                                           623,500          10,356,335
                                                               -----------------
                                                                      15,463,776
BUSINESS SERVICES - 4.71%
Dun & Bradstreet Corp. *                              82,305           6,311,147
H & R Block, Inc.                                    514,977          11,149,252
Iron Mountain, Inc. * (a)                            374,758          15,267,641
Moody's Corp.                                        238,799          17,064,577
                                                               -----------------
                                                                      49,792,617
CABLE AND TELEVISION - 2.92%
Comcast Corp.-Special Class A * (a)                  968,743   $      25,303,567
NTL, Inc. * (a)                                      192,407           5,600,968
                                                               -----------------
                                                                      30,904,535
COLLEGES & UNIVERSITIES - 0.01%
Apollo Group, Inc., Class A *                          2,300             120,773
COMPUTERS & BUSINESS EQUIPMENT - 1.97%
Dell, Inc. *                                         296,800           8,832,768
Hewlett-Packard Company                              187,616           6,172,567
Lexmark International, Inc. * (a)                    127,843           5,801,515
                                                               -----------------
                                                                      20,806,850
CONSTRUCTION MATERIALS - 1.71%
Martin Marietta Materials, Inc. (a)                   94,721          10,137,989
Vulcan Materials Company                              92,030           7,974,399
                                                               -----------------
                                                                      18,112,388
CONTAINERS & GLASS - 2.21%
Sealed Air Corp. (a)                                 403,196          23,332,953
COSMETICS & TOILETRIES - 0.83%
Avon Products, Inc.                                  280,088           8,730,343
CRUDE PETROLEUM & NATURAL GAS - 6.71%
Devon Energy Corp.                                   381,491          23,335,804
EOG Resources, Inc.                                  325,712          23,451,264
Occidental Petroleum Corp.                           260,509          24,136,159
                                                               -----------------
                                                                      70,923,227
FINANCIAL SERVICES - 10.66%
Ameriprise Financial, Inc.                           256,327          11,550,095
Citigroup, Inc.                                      472,781          22,329,447
HSBC Holdings PLC                                  1,625,226          27,277,430
JPMorgan Chase & Company                           1,030,438          42,907,438
Morgan Stanley                                       103,525           6,503,440
State Street Corp. (c)                                35,025           2,116,561
                                                               -----------------
                                                                     112,684,411
FOOD & BEVERAGES - 1.80%
Diageo PLC, SADR (a)                                 188,819          11,976,789
Hershey Foods Corp. (a)                              135,017           7,051,938
                                                               -----------------
                                                                      19,028,727
HEALTHCARE SERVICES - 2.81%
Cardinal Health, Inc.                                165,048          12,299,377
HCA, Inc. (a)                                        380,849          17,439,076
                                                               -----------------
                                                                      29,738,453
HOLDINGS COMPANIES/CONGLOMERATES - 5.40%
Berkshire Hathaway, Inc., Class A *                      356          32,164,600
China Merchants Holdings
International Company, Ltd.                        1,624,747           4,690,021
Loews Corp. (a)                                      199,863          20,226,136
                                                               -----------------
                                                                      57,080,757
HOUSEHOLD PRODUCTS - 0.17%
Hunter Douglas NV                                     27,636           1,838,243
INDUSTRIALS - 0.27%
Cosco Pacific, Ltd.                                1,412,585           2,812,446

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE - 10.25%
American International Group, Inc.                   697,057   $      46,068,497
Aon Corp.                                            218,792           9,082,056
Chubb Corp.                                           31,548           3,010,941
Markel Corp. * (a)                                     2,153             727,025
Marsh & McLennan Companies, Inc.                     236,252           6,936,359
Principal Financial Group, Inc.                       63,458           3,096,751
Progressive Corp.                                    262,001          27,316,224
Sun Life Financial, Inc.                              42,229           1,797,266
Transatlantic Holdings, Inc. (a)                     175,600          10,263,820
                                                               -----------------
                                                                     108,298,939
INTERNATIONAL OIL - 3.40%
ConocoPhillips                                       569,376          35,956,094
INTERNET RETAIL - 0.35%
Expedia, Inc. * (a)                                   76,922           1,559,209
IAC/InterActiveCorp. * (a)                            73,722           2,172,587
                                                               -----------------
                                                                       3,731,796
LIQUOR - 0.76%
Heineken Holding NV                                  231,450           7,989,763
MANUFACTURING - 5.76%
Harley-Davidson, Inc.                                343,568          17,824,308
Tyco International, Ltd.                           1,602,168          43,066,276
                                                               -----------------
                                                                      60,890,584
MINING - 0.47%
BHP Billiton PLC                                     136,500           2,496,343
Rio Tinto PLC                                         48,300           2,454,651
                                                               -----------------
                                                                       4,950,994
PETROLEUM SERVICES - 0.92%
Transocean, Inc. *                                   120,525           9,678,158
PHARMACEUTICALS - 1.08%
Caremark Rx, Inc. *                                  231,329          11,376,760
PUBLISHING - 1.20%
Gannett Company, Inc.                                 50,082           3,000,913
Lagardere S.C.A.                                     123,313           9,646,703
                                                               -----------------
                                                                      12,647,616
RETAIL TRADE - 5.90%
Costco Wholesale Corp.                               765,794          41,475,403
Wal-Mart Stores, Inc.                                442,105          20,885,040
                                                               -----------------
                                                                      62,360,443
SOFTWARE - 2.01%
Microsoft Corp.                                      782,274          21,285,676
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.80%
Nokia Oyj, SADR (a)                                  134,514           2,787,130
SK Telecom Company, Ltd., SADR                       242,061           5,710,219
                                                               -----------------
                                                                       8,497,349
TELEPHONE - 1.02%
Sprint Corp.                                         417,700          10,793,368
TOBACCO - 4.26%
Altria Group, Inc.                                   634,697          44,974,629
TRAVEL SERVICES - 4.50%
American Express Company                             903,935   $      47,501,784
TRUCKING & FREIGHT - 0.88%
Kuehne & Nagel International AG                       10,100           3,275,822
United Parcel Service, Inc., Class B                  76,158           6,045,422
                                                               -----------------
                                                                       9,321,244
                                                               -----------------
TOTAL COMMON STOCKS (Cost $798,091,853)                        $   1,006,324,471
                                                               -----------------
CONVERTIBLE BONDS - 0.30%
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.30%
Level 3 Communications, Inc.
10.00% due 05/01/2011                      $       2,000,000           3,110,000
                                           -----------------   -----------------
TOTAL CONVERTIBLE BONDS
   (Cost $2,000,000)                                           $       3,110,000
                                                               -----------------
SHORT TERM INVESTMENTS - 9.96%
Rabobank USA Finance Corp.
4.83% due 04/03/2006                       $      43,376,000   $      43,364,361
State Street Navigator Securities
   Lending
Prime Portfolio (c)                               61,926,869          61,926,869
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $105,291,230)                                            $     105,291,230
                                                               -----------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE
   TRUST)
(COST $905,383,083) - 105.47%                                  $   1,114,725,701
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (5.47)%                                                  (57,814,311)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,056,911,390
                                                               =================

GLOBAL ALLOCATION TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 65.68%
AUSTRALIA - 0.47%
National Australia Bank, Ltd.                         10,556   $         285,099
Qantas Airways, Ltd., ADR                            107,985             273,856
QBE Insurance Group, Ltd. (a)                         27,852             436,576
                                                               -----------------
                                                                         995,531
AUSTRIA - 0.09%
Telekom Austria AG                                     8,448             199,444
BELGIUM - 0.38%
Fortis Group SA                                        6,903             247,009
KBC Bancassurance Holding NV                           3,944             424,148
Solvay SA                                              1,177             136,150
                                                               -----------------
                                                                         807,307
BERMUDA - 0.50%
Accenture, Ltd., Class A                              26,500             796,855
Esprit Holdings, Ltd.                                 21,500             167,346
Yue Yuen Industrial Holdings, Ltd. (a)                34,000             100,117
                                                               -----------------
                                                                       1,064,318

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CANADA - 0.73%
Alcan Aluminum, Ltd. USD                               4,200   $         192,359
Canadian Pacific Railway, Ltd.                         5,700             284,658
Cott Corp. *                                           8,400             108,294
Falconbridge, Ltd.                                     2,700              94,590
Inco, Ltd.                                             2,000              99,812
Magna International, Inc.                              1,800             135,856
Petro-Canada                                           7,300             346,540
Toronto Dominion Bank Ontario                          5,200             290,043
                                                               -----------------
                                                                       1,552,152
CAYMAN ISLANDS - 0.08%
Hutchison Telecommunications
International, Ltd. *                                 97,000             165,626
FINLAND - 0.27%
Nokia AB - Oyj (a)                                    11,150             231,158
UPM-Kymmene Oyj (a)                                   14,700             347,936
                                                               -----------------
                                                                         579,094
FRANCE - 1.39%
AXA Group                                             18,108             636,526
France Telecom SA (a)                                 23,148             521,481
Sanofi-Aventis (a)                                     7,183             684,420
Total SA (a)                                           3,664             968,191
Unibail (a)                                              815             147,398
                                                               -----------------
                                                                       2,958,016
GERMANY - 1.38%
Allianz AG                                             4,462             746,213
Bayerische Motoren Werke (BMW) AG                      3,438             189,665
Deutsche Postbank AG (a)                               5,224             379,692
E.ON AG                                                4,628             510,122
Hannover Rueckversicherung AG (a)                      2,465              91,586
MAN AG                                                 4,525             314,552
Metro AG (a)                                           3,366             172,864
Premiere AG * (a)                                      3,568              63,447
Schering AG                                            2,634             274,283
Siemens AG                                             2,073             193,849
                                                               -----------------
                                                                       2,936,273
HONG KONG - 0.08%
Sun Hung Kai Properties, Ltd.                         16,000             162,372
IRELAND - 0.40%
Bank of Ireland - London                              28,747             533,865
CRH PLC - London                                       7,297             255,793
Depfa Bank PLC                                         4,079              72,781
                                                               -----------------
                                                                         862,439
ITALY - 0.36%
Eni SpA                                                9,510             271,035
UniCredito Italiano SpA                               68,431             495,462
                                                               -----------------
                                                                         766,497
JAPAN - 3.76%
AEON Company, Ltd.                                     9,400             228,410
Aiful Corp. (a)                                        2,650             175,697
Asahi Breweries, Ltd.                                 16,900             240,206
Bridgestone Corp.                                     13,000   $         271,629
Canon, Inc.                                            6,700             444,215
East Japan Railway Company, Ltd. (a)                      36             267,177
Funai Electric Company, Ltd. (a)                       1,400             138,695
Honda Motor Company, Ltd. (a)                          5,100             316,430
Japan Tobacco, Inc.                                       40             140,942
KDDI Corp.                                                22             117,775
Mitsubishi Corp.                                      16,200             369,514
Mitsui Fudosan Company, Ltd. (a)                      11,000             253,245
Mitsui Sumitomo Insurance Company, Ltd.
  (a)                                                 26,000             354,279
Nissan Motor Company, Ltd. (a)                        31,600             375,989
Nitto Denko Corp. (a)                                  5,000             425,124
NOK Corp. (a)                                          5,900             159,181
Nomura Securities Company, Ltd. (a)                   10,000             223,414
NTN Corp. (a)                                         22,000             174,697
NTT DoCoMo, Inc. (a)                                     198             293,221
Rohm Company, Ltd.                                     3,300             349,674
Sekisui House, Ltd. (a)                               11,000             164,398
Shin-Etsu Chemical Company, Ltd.                       6,300             342,627
Sompo Japan Insurance, Inc. (a)                       14,000             203,396
Sumitomo Mitsui Financial Group, Inc.                     43             475,765
Sumitomo Trust & Banking Company, Ltd.
   (a)                                                19,000             220,248
Takefuji Corp. (a)                                     3,350             211,273
The Bank of Yokohama, Ltd. (a)                        27,000             221,524
Tokyo Gas Company, Ltd. (a)                           55,000             241,074
Toyota Motor Corp. (a)                                 6,900             377,608
Yokogawa Electric Corp. (a)                           13,000             231,797
                                                               -----------------
                                                                       8,009,224
NETHERLANDS - 1.43%
ABN AMRO Holdings NV                                  42,230           1,268,142
Aegon NV                                              15,444             286,250
ASML Holding NV *                                     12,942             264,697
Koninklijke (Royal) KPN NV (a)                        22,699             256,234
Koninklijke (Royal) Philips Electronics
   NV (a)                                              6,795             230,030
Reed Elsevier NV (a)                                  17,716             254,389
TNT Post Group NV                                     10,360             359,267
VNU NV                                                 4,043             131,665
                                                               -----------------
                                                                       3,050,674
NORWAY - 0.15%
Telenor ASA                                           30,000             322,955
SINGAPORE - 0.02%
Jardine Cycle and Carriage, Ltd.                       7,000              48,086
SPAIN - 0.48%
Banco Santander Central Hispano SA                    52,360             765,833
Repsol SA                                              9,416             267,899
                                                               -----------------
                                                                       1,033,732
SWEDEN - 0.31%
Electrolux AB, Series B (a)                            8,600             247,430
Ericsson LM, Series B                                 47,000             179,088

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SWEDEN (CONTINUED)
Sandvik AB                                             4,000   $         237,119
                                                               -----------------
                                                                         663,637
SWITZERLAND - 1.52%
Actelion, Ltd. *                                       1,661             165,124
Adecco SA (a)                                          2,546             142,384
Credit Suisse Group AG (a)                            17,508             983,157
Holcim, Ltd. (a)                                       2,846             226,780
Nestle SA (a)                                          1,068             317,289
Novartis AG                                            7,693             428,160
Roche Holdings AG                                      2,558             381,152
Straumann Holding AG (a)                                 688             156,862
Swiss Reinsurance Company AG (a)                       6,326             442,405
                                                               -----------------
                                                                       3,243,313
UNITED KINGDOM - 3.53%
AstraZeneca Group PLC                                  3,799             191,615
Barclays PLC                                          71,183             833,828
BICC PLC                                              13,368              86,491
BP PLC                                                84,206             968,070
Centrica PLC                                           8,096              39,638
Collins Stewart Tullett PLC                           11,508             145,611
Diageo PLC                                            31,578             497,869
Gallaher Group PLC                                    22,177             324,000
GUS PLC                                                9,107             167,105
ITV PLC                                                6,521              13,525
Kesa Electricals PLC                                  28,560             154,980
Kingfisher PLC                                        61,650             256,803
Prudential Corp. PLC                                  55,071             639,347
Rentokil Initial PLC                                  30,313              82,246
Royal Bank of Scotland Group PLC                      25,174             820,073
Scottish & Southern Energy PLC                         9,030             177,786
Taylor Nelson Sofres PLC                              35,921             157,751
Tesco PLC                                             95,975             550,851
Vodafone Group PLC                                   446,645             936,078
Wolseley PLC                                          13,125             322,783
WPP Group PLC                                         13,544             162,657
                                                               -----------------
                                                                       7,529,107
UNITED STATES - 48.35%
Allergan, Inc.                                        19,400           2,104,900
Allstate Corp.                                        17,700             922,347
American Electric Power Company, Inc.                 22,600             768,852
American International Group, Inc.                    35,800           2,366,022
Analog Devices, Inc.                                  24,700             945,763
Anheuser-Busch Companies, Inc.                        15,900             680,043
AT&T, Inc.                                            45,000           1,216,800
Baker Hughes, Inc.                                     8,800             601,920
BorgWarner, Inc.                                      10,000             600,400
Bristol-Myers Squibb Company                          28,400             698,924
Burlington Northern Santa Fe Corp.                    23,800           1,983,254
Caremark Rx, Inc. *                                   17,400             855,732
Carnival Corp.                                        30,200           1,430,574
Cendant Corp.                                         39,900             692,265
Cephalon, Inc. * (a)                                   7,800   $         469,950
Citigroup, Inc.                                       88,900           4,198,747
Costco Wholesale Corp.                                31,500           1,706,040
Dell, Inc. *                                          37,000           1,101,120
DIRECTV Group, Inc. *                                 73,100           1,198,840
Exelon Corp.                                          45,900           2,428,110
Expedia, Inc. *                                       59,900           1,214,173
Exxon Mobil Corp.                                     14,900             906,814
Federal Home Loan Mortgage Corp.                      23,400           1,427,400
Fedex Corp.                                           14,200           1,603,748
Fifth Third Bancorp. (a)                              45,200           1,779,072
Genzyme Corp. *                                       25,200           1,693,944
GlobalSantaFe Corp.                                   19,500           1,184,625
Harley-Davidson, Inc.                                 16,300             845,644
Hartford Financial Services Group, Inc.               12,200             982,710
Healthsouth Corp. * (a)                               27,300             136,227
Illinois Tool Works, Inc.                             21,200           2,041,772
Intel Corp.                                           70,300           1,360,305
Johnson & Johnson                                     35,100           2,078,622
Johnson Controls, Inc.                                21,800           1,655,274
JPMorgan Chase & Company                              47,600           1,982,064
Kohl's Corp. *                                        23,600           1,251,036
Lockheed Martin Corp.                                 20,800           1,562,704
Marathon Oil Corp.                                    19,200           1,462,464
Masco Corp.                                           58,900           1,913,661
Medco Health Solutions, Inc. *                        21,800           1,247,396
Medtronic, Inc.                                       11,600             588,700
Mellon Financial Corp.                                56,700           2,018,520
Mercury Interactive Corp. *                           21,100             734,280
Mettler-Toledo International, Inc. *                   3,200             193,088
Microsoft Corp.                                      135,200           3,678,792
Morgan Stanley                                        53,400           3,354,588
NiSource, Inc.                                        27,000             545,940
Northeast Utilities                                   11,800             230,454
Northrop Grumman Corp.                                18,800           1,283,852
Omnicom Group, Inc.                                   23,800           1,981,350
Oracle Corp. *                                       132,600           1,815,294
Pepco Holdings, Inc.                                  17,700             403,383
PNC Financial Services Group, Inc.                    19,700           1,326,007
R.H. Donnelley Corp. *                                 8,707             507,009
Sempra Energy                                         21,300             989,598
Sprint Corp.                                         116,095           2,999,895
Symantec Corp. *                                      73,944           1,244,477
Sysco Corp.                                           17,900             573,695
The Kroger Company *                                  64,200           1,307,112
UBS Emerging Markets Equities Fund *                 277,606           6,763,506
UBS High Yield Fund *                                131,879           2,609,697
UnitedHealth Group, Inc.                              44,800           2,502,528
Univision Communications, Inc., Class
   A *                                                14,100             486,027
Waters Corp. *                                        20,200             871,630
Wellpoint, Inc. *                                     18,100           1,401,483
Wells Fargo Company                                   46,100           2,944,407

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Wyeth                                                 66,600   $       3,231,432
Xilinx, Inc.                                          21,400             544,844
Zimmer Holdings, Inc. *                                9,000             608,400
                                                                     103,040,246
                                                               -----------------
TOTAL COMMON STOCKS (Cost $122,705,662)                        $     139,990,043
U.S. TREASURY OBLIGATIONS - 7.24%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.49%
   2.00% due 01/15/2014 to 07/15/2014      $       1,069,358           1,043,342
U.S. TREASURY BONDS - 1.19%
   6.25% due 05/15/2030                              455,000             531,746
   8.50% due 02/15/2020                              535,000             717,485
   8.75% due 05/15/2017                              975,000           1,286,772
                                                               -----------------
                                                                       2,536,003
U.S. TREASURY NOTES - 5.56%
   2.50% due 09/30/2006                            1,270,000           1,255,564
   2.875% due 11/30/2006                             625,000             616,943
   3.625% due 04/30/2007                             280,000             276,369
   3.875% due 02/15/2013                           1,105,000           1,041,894
   4.00% due 09/30/2007                            3,195,000           3,155,810
   4.125% due 05/15/2015                           2,625,000           2,480,523
   4.25% due 10/15/2010                            3,090,000           3,017,821
                                                               -----------------
                                                                      11,844,924
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $15,445,980)                                          $      15,424,269
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   6.33%
FEDERAL HOME LOAN MORTGAGE CORP. -
   0.75%
   4.50% due 06/01/2034                              290,300             268,457
   4.506% due 01/01/2035 (b)                         400,229             392,423
   5.50% due 04/01/2018 to 01/01/2019                447,900             445,240
   6.00% due 12/01/2017 to 08/15/2030                 96,434              97,098
   6.50% due 11/01/2029                              388,424             397,887
                                                               -----------------
                                                                      1,601,105
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.38%
   3.284% due 09/01/2033 (b)                          14,555              14,545
   3.875% due 07/15/2008                             365,000             355,774
   4.25% due 05/15/2009                              380,000             370,703
   4.247% due 03/01/2034 (b)                          55,455              54,321
   4.625% due 06/01/2010                             330,000             321,904
   4.699% due 03/01/2035 (b)                         827,077             812,743
   4.90% due 05/01/2035                              597,265             588,379
   5.00% TBA **                                    1,575,000           1,499,203
   5.136% due 05/01/2035                             359,758             359,512
   5.20% due 11/08/2010                              305,000             302,322
   5.50% due 10/01/2017 to 09/01/2034              2,430,834           2,388,349
   5.688% due 01/01/2036                             492,855             495,983
   5.85% due 02/01/2036                              499,764             502,730
   6.00% due 06/01/2014 to 10/01/2033              1,310,923           1,322,056
   6.25% due 02/01/2011                              275,000             285,203
   6.50% due 06/01/2017 to 07/01/2031      $         997,526   $       1,022,166
   6.625% due 09/15/2009 to 11/15/2030               490,000             543,115
   7.50% due 07/25/2041                              207,992             215,236
                                                               -----------------
                                                                      11,454,244
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.20%
   5.125% due 12/20/2029 (b)                          17,874              18,029
   6.00% due 07/15/2029                              122,448             124,100
   6.50% due 06/15/2029 to 04/15/2031                275,975             286,553
                                                               -----------------
                                                                         428,682
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $13,746,216)                                          $      13,484,031
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 3.77%
AUSTRIA - 0.27%
Republic of Austria
   3.80% due 10/20/2013                    EUR       195,000             237,773
   5.875% due 07/15/2006                             285,000             348,757
                                                               -----------------
                                                                         586,530
BELGIUM - 0.11%
Kingdom of Belgium
   5.75% due 03/28/2008                              185,000             234,924
CANADA - 0.16%
Government of Canada
   3.00% due 06/01/2006                    CAD       270,000             231,143
   5.75% due 09/01/2006                              120,000             103,585
                                                               -----------------
                                                                         334,728
FINLAND - 0.22%
Republic of Finland
   5.00% due 07/04/2007                    EUR       113,000             140,330
   5.75% due 02/23/2011                              240,000             319,501
                                                               -----------------
                                                                         459,831
FRANCE - 0.70%
Government of France
   3.50% due 07/12/2009                              210,000             255,146
   3.75% due 04/25/2021                              110,000             130,516
   5.00% due 10/25/2016                              180,000             240,661
   5.50% due 04/25/2029                              255,000             378,170
   5.50% due 04/25/2007                              110,000             136,723
   5.50% due 04/25/2010                              275,000             358,559
                                                               -----------------
                                                                       1,499,775
GERMANY - 1.44%
Federal Republic of Germany
   3.50% due 10/10/2008                              590,000             718,106
   3.75% due 01/04/2015                              80,000               97,016
   4.50% due 07/04/2009                              510,000             638,670
   4.75% due 07/04/2034                              280,000             382,483
   5.00% due 07/04/2012                              10,000               13,023
   5.25% due 07/04/2010                              190,000             245,899
   6.00% due 01/04/2007                              345,000             427,857

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)
GERMANY (CONTINUED)
Federal Republic of Germany (continued)
   6.25% due 01/04/2024                    EUR        60,000   $          93,707
   6.50% due 07/04/2027                              275,000             451,668
                                                               -----------------
                                                                       3,068,429
ITALY - 0.13%
Republic of Italy
   8.75% due 07/01/2006                              225,000             276,876
NETHERLANDS - 0.19%
Government of Netherlands
   4.00% due 01/15/2037                              105,000             127,209
   5.00% due 07/15/2011                              210,000             272,102
                                                               -----------------
                                                                         399,311
SWEDEN - 0.05%
Kingdom of Sweden
   6.75% due 05/05/2014                    SEK       670,000             104,973
   8.00% due 08/15/2007                              100,000              13,783
                                                               -----------------
                                                                         118,756
UNITED KINGDOM - 0.50%
Government of United Kingdom
   4.75% due 03/07/2020                    GBP        60,000             108,743
   4.75% due 09/07/2015                              200,000             357,173
   5.00% due 03/07/2012                              335,000             599,663
                                                               -----------------
                                                                       1,065,579
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $8,383,613)                                           $       8,044,739
                                                               -----------------
CORPORATE BONDS - 3.17%
FRANCE - 0.02%
France Telecom SA
   8.00% due 03/01/2011                    $          30,000              32,763
GERMANY - 0.19%
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                    GBP       100,000             174,196
Landwirtschaftliche Rentenbank
   5.75% due 01/21/2015                    AUD       335,000             238,176
                                                               -----------------
                                                                         412,372
LUXEMBOURG - 0.01%
Telecom Italia Capital SA
   5.25% due 11/15/2013                    $          15,000              14,213
UNITED KINGDOM - 0.07%
Abbey National PLC
   7.95% due 10/26/2029 (a)                           25,000              30,660
Lloyds TSB Bank PLC, Series EMTN
   6.625% due 03/30/2015                   GBP        10,000              19,398
Royal Bank of Scotland Group PLC
   9.118% due 03/31/2049                   $          65,000              72,832
Royal Bank of Scotland PLC
   9.625% due 06/22/2015                   GBP        10,000              23,157
                                                               -----------------
                                                                         146,047
UNITED STATES - 2.88%
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                   $          25,000   $          25,021
American General Finance Corp.
   5.375% due 10/01/2012 (a)                          30,000              29,429
AT&T Corp.
   9.75%, Step down to 8.0% on
      05/15/2006 due 11/15/2031 (b)                   45,000              53,733
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031 (a)                           30,000              37,996
Avalonbay Communities, Inc.
   7.50% due 08/01/2009                               15,000              15,885
Avon Products, Inc.
   7.15% due 11/15/2009                               25,000              26,450
Bank of America Corp.
   7.40% due 01/15/2011                              130,000             140,507
Bank One Corp.
   7.875% due 08/01/2010 (a)                          35,000              38,165
Bellsouth Corp.
   6.55% due 06/15/2034 (a)                           35,000              34,942
Boeing Capital Corp.
   6.10% due 03/01/2011 (a)                           50,000              51,538
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                              25,000              25,000
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                               30,000              30,330
Burlington Northern Santa Fe Corp.
   7.082% due 05/13/2029                              25,000              28,119
Burlington Resources Finance Company
   6.68% due 02/15/2011                               30,000              31,542
Capital One Financial Corp.
   5.50% due 06/01/2015                               35,000              33,822
Cendant Corp.
   6.875% due 08/15/2006                              25,000              25,120
Citigroup, Inc.
   5.00% due 09/15/2014                              166,000             158,879
   5.625% due 08/27/2012 (a)                         165,000             165,896
Citigroup, Inc., Series E, MTN
   5.50% due 11/18/2015                    GBP        30,000              54,011
Comcast Cable Communications, Inc.
   6.75% due 01/30/2011 (a)                $         105,000             109,148
Computer Sciences Corp.
   3.50% due 04/15/2008 (a)                           35,000              33,704
Conagra, Inc.
   6.75% due 09/15/2011 (a)                           30,000              31,179
Coors Brewing Company
   6.375% due 05/15/2012                              30,000              30,935
Countrywide Funding Corp., MTN
   3.25% due 05/21/2008 (a)                           75,000              71,769
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                               55,000              57,438
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                              185,000             179,265
Devon Financing Corp., ULC
   6.875% due 09/30/2011 (a)                          50,000              53,011
Dominion Resources, Inc.
   5.95% due 06/15/2035                               75,000              69,150

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
UNITED STATES (CONTINUED)
Duke Energy Field Services LLC
   7.875% due 08/16/2010                   $          35,000   $          37,991
EOP Operating, LP
   7.00% due 07/15/2011                               25,000              26,304
Erac USA Finance Company
   7.35% due 06/15/2008                               55,000              57,111
Exelon Generation Company LLC
   5.35% due 01/15/2014                               30,000              29,121
First Union National Bank
   7.80% due 08/18/2010                               35,000              38,138
FirstEnergy Corp.
   6.45% due 11/15/2011 (a)                          105,000             108,647
Ford Motor Credit Company
   5.80% due 01/12/2009                              730,000             666,678
Fortune Brands, Inc.
   5.375% due 01/15/2016                             125,000             119,984
FPL Group Capital, Inc.
   7.625% due 09/15/2006                              50,000              50,490
General Electric Capital Corp., MTN
   6.75% due 03/15/2032 (a)                           50,000              55,679
General Electric Capital Corp.,
   Series A, MTN
   6.00% due 06/15/2012                              275,000             282,423
General Motors Acceptance Corp.
   6.125% due 09/15/2006 (a)                          45,000              44,792
   6.875% due 09/15/2011                             110,000             102,529
Goldman Sachs Group, Inc.
   6.875% due 01/15/2011 (a)                         185,000             195,288
Harley Davidson Funding Corp. MTN
   3.625% due 12/15/2008                              25,000              23,972
Harrah's Operating Company, Inc.
   7.50% due 01/15/2009                               30,000              31,381
HSBC Finance Corp.
   6.75% due 05/15/2011                              130,000             136,861
ICI Wilmington, Inc.
   4.375% due 12/01/2008                              80,000              77,131
International Lease Finance Corp.
   3.50% due 04/01/2009 (a)                          135,000             127,934
John Deere Capital Corp.
   7.00% due 03/15/2012 (a)                           35,000              37,529
Johnson Controls, Inc.
   5.50% due 01/15/2016 (a)                           75,000              72,734
JPMorgan Chase & Company
   6.75% due 02/01/2011 (a)                           80,000              84,097
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                              100,000              90,797
Kraft Foods, Inc.
   5.625% due 11/01/2011                              65,000              65,086
Lockheed Martin Corp.
   8.50% due 12/01/2029 (a)                           25,000              32,458
Marathon Oil Corp.
   6.125% due 03/15/2012                              25,000              25,732
Marsh & McLennan Companies, Inc.
   6.25% due 03/15/2012                               40,000              40,830
McKesson Corp.
   7.75% due 02/01/2012                               25,000              27,456
Miller Brewing Company
   5.50% due 08/15/2013                    $          65,000   $          64,083
Morgan Stanley
   6.75% due 04/15/2011 (a)                          150,000             157,898
Newell Rubbermaid, Inc.
   4.00% due 05/01/2010                               25,000              23,353
News America, Inc.
   6.20% due 12/15/2034                               45,000              42,143
Norfolk Southern Corp.
   5.257% due 09/17/2014                             225,000             220,663
Pacific Gas & Electric Company
   6.05% due 03/01/2034                               55,000              53,822
Pemex Project Funding Master Trust
   8.00% due 11/15/2011                               30,000              32,565
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 (a)                           25,000              28,606
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                               30,000              28,850
Progress Energy, Inc.
   7.00% due 10/30/2031                               35,000              37,614
Prologis, REIT
   5.625% due 11/15/2015                              90,000              87,995
Safeway, Inc.
   7.25% due 02/01/2031 (a)                           40,000              42,387
Sempra Energy
   7.95% due 03/01/2010 (a)                           35,000              37,801
Sprint Capital Corp.
   8.75% due 03/15/2032 (a)                           85,000             106,272
The Kroger Company
   7.50% due 04/01/2031 (a)                           35,000              38,464
Time Warner, Inc.
   7.625% due 04/15/2031 (a)                          35,000              38,127
TXU Energy Company, LLC
   7.00% due 03/15/2013                               35,000              36,455
Union Pacific Corp.
   6.70% due 12/01/2006                               40,000              40,334
UnitedHealth Group, Inc.
   5.80% due 03/15/2036                              105,000              99,988
Valero Energy Corp.
   7.50% due 04/15/2032 (a)                           45,000              51,737
Washington Mutual, Inc.
   5.625% due 01/15/2007 (a)                         140,000             140,249
Waste Management, Inc.
   7.375% due 08/01/2010                              35,000              37,338
Wells Fargo Bank NA
   6.45% due 02/01/2011 (a)                          285,000             296,934
Wyeth
   5.50% due 03/15/2013                               35,000              34,603
Xcel Energy, Inc.
   7.00% due 12/01/2010                               35,000              36,884
                                                               -----------------
                                                                       6,146,322
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $6,975,789)                        $       6,751,717
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.69%
UNITED KINGDOM - 0.23%
Mound Financing PLC, Series 2005-4A,
   Class 2B
   4.915% due 02/08/2042 (b)               $         500,000   $         499,687
UNITED STATES - 3.46%
Adjustable Rate Mortgage Trust, Series
   2006-1, Class 5A1
   6.1208% due 03/25/2036 (b)                        496,747             501,831
Banc of America Commercial Mortgage,
   Inc.,
   Series 2002-PB2, Class C
   6.349% due 06/11/2035                             345,000             359,371
Countrywide Home Loan Mortgage Pass
   Through Trust,
   Series 2006-HYB1, Class 1A1
   5.4243% due 03/20/2036 (b)                        492,562             488,732
Credit Suisse Mortgage Capital
   Certificates,
   Series 2006-2, Class 3A1
   6.50% due 03/25/2036                              499,024             506,978
CS First Boston Mortgage Securities
   Corp.,
   Series 2003-27, Class IXA1
   7.00% due 11/25/2033                               22,007              22,073
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-12, Class 1A1
   6.50% due 01/25/2036                              482,347             485,350
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-11, Class 4A1
   7.00% due 12/25/2035                              465,067             471,631
Federal Home Loan Mortgage
   Corp.,
   Series 2005-3062, Class HD
   5.00% due 06/15/2031                              500,000             481,354
First Horizon Alternative Mortgage
   Securities,
   Series 2004-AA3, Class A1
   5.33% due 09/25/2034 (b)                          109,217             107,991
First Union Lehman Brothers Mortgage
   Trust,
   Series 1997-C2, Class A3
   6.65% due 11/18/2029                              120,563             122,151
Four Times Square Trust,
   Series 2000-4TS, Class A1
   7.69% due 04/15/2015                              177,483             186,179
Four Times Square Trust,
   Series 2000-4TS, Class C
   7.86% due 04/15/2015                              500,000             542,807
GS Mortgage Securities Corp. II,
   Series 2006-CC1, Class A
   5.396% due 04/21/2046                             550,000             542,141
GS Mortgage Securities Corp.,
   Series 1998-GLII, Class A1
   6.312% due 04/13/2031                              81,447              81,965
GSR Mortgage Loan Trust,
   Series 2005-4F, Class 3A1
   6.50% due 04/25/2020                              375,777             382,036
Indymac Index Mortgage Loan Trust,
   Series 2005-AR27, Class 3A3
   5.6605% due 12/25/2035 (b)                        450,000             450,053
JPMorgan Commercial Mortgage Finance
   Corp., Series 1999-C8, Class A1
   7.325% due 07/15/2031                               1,164               1,161
JPMorgan Commercial Mortgage Finance
   Corp., Series 1999-C8, Class A2
   7.40% due 07/15/2031                              200,000             209,341
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1
   6.41% due 06/15/2031                    $          30,888   $          30,895
Mach One 2004 Trust, Series 2004-1A,
   Class A1
   3.89% due 05/28/2040                              304,437             295,590
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc.,
   Series 2003-D, Class XA1
   1.00% IO due 08/25/2028 (b)                       624,087               5,783
Morgan Stanley Dean Witter Capital I,
   Series 2000-LIFE, Class A1
   7.42% due 11/15/2036                               18,747              18,780
Morgan Stanley Dean Witter Capital I,
   Series 2000-LIFE, Class A2
   7.57% due 11/15/2036                              150,000             159,936
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 2A
   6.4549% due 09/25/2034 (b)                        138,378             140,410
Morgan Stanley Mortgage Loan Trust,
   Series 2006-1AR, Class 2A
   6.0516% due 02/25/2036 (b)                        434,785             436,117
Nomura Asset Securities Corp.,
   Series 1996-MD5, Class A4
   8.19% due 04/13/2039 (b)                           69,417              70,693
Structured Asset Securities Corp.,
   Series 2002-23XS, Class A7
   6.08% due 11/25/2032                              150,000             148,579
Structured Asset Securities Corp.,
   Series 2004-3AC, Class A1
   4.94% due 03/25/2034 (b)                          124,491             122,936
                                                               -----------------
                                                                       7,372,864
                                                               -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $8,047,079)                               $       7,872,551
                                                               -----------------
ASSET BACKED SECURITIES - 0.48%
   UNITED STATES - 0.48%
California Infrastructure Development
   PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                               18,311              18,389
Countrywide Asset-Backed Certificates,
   Series 2004-SD1, Class A1
   5.1581% due 06/25/2033 (b)                         20,110              20,168
First Franklin Mortgage Loan Asset
   Backed Certficates, Series 2004-FFB,
   Class A1
   4.1665% due 06/25/2024                             20,298              20,149
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2005-FFA,
   Class B3
   6.507% due 03/25/2025                             600,000             534,041
Greenpoint Home Equity Loan Trust,
   Series 2004-3, Class A
   4.9787% due 03/15/2035 (b)                         62,830              63,035
RAFC Asset Backed Trust, Series 2001-1,
   Class A3
   5.115% due 11/25/2029                               2,826               2,814
Reliant Energy Transport Bond
   Company, Series 2001-1, Class A4
   5.63% due 09/15/2015                              125,000             126,682

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
UNITED STATES (CONTINUED)
WFS Financial 2002-2 Owner Trust,
   Series 2002-2, Class A4
   4.50% due 02/20/2010                    $         228,822   $         228,912
                                                                       1,014,190
                                                               -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,078,304)                                              $       1,014,190
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.11%
LUXEMBOURG - 0.01%
European Investment Bank, Series DTC
   4.875% due 09/06/2006                              25,000              24,993
SWITZERLAND - 0.10%
Eurofima, Series MTN
   6.25% due 12/28/2018                    AUD       290,000             216,067
                                                               -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $244,071)                                                $         241,060
                                                               -----------------
SHORT TERM INVESTMENTS - 7.58%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      16,146,885   $      16,146,885
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $16,146,885)                                             $      16,146,885
                                                               -----------------
REPURCHASE AGREEMENTS - 10.27%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $21,888,291 on 04/03/2006,
   collateralized by $23,765,000
   Federal National Mortgage
   Association, 5.55% due
   07/10/2028 (valued at
   $22,322,488, including interest)
   (c)***                                  $      21,882,000   $      21,882,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $21,882,000)                                             $      21,882,000
                                                               -----------------
TOTAL INVESTMENTS (GLOBAL ALLOCATION
   TRUST)
   (COST $214,655,599) - 108.32%                               $     230,851,485
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.32)%                                                           (17,727,184)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     213,124,301
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Financial Services   7.45%
Banking              5.44%
Mutual Funds         4.40%
Insurance            3.80%
Software             2.92%

GLOBAL BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
PREFERRED STOCKS - 0.29%
UNITED STATES - 0.29%
DG Funding Trust *                                       236   $       2,497,912
                                                               -----------------
TOTAL PREFERRED STOCKS (Cost $2,501,600)                       $       2,497,912
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 12.04%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 1.56%
   1.625% due 01/15/2015 (a)***            $       2,076,020           1,959,163
   1.875% due 07/15/2015 (a)***                      713,293             685,988
   2.00% due 07/15/2014 to
      01/15/2026 (a)***                           11,097,029          10,687,496
                                                               -----------------
                                                                      13,332,647
U.S. TREASURY BONDS - 7.91%
   4.50% due 02/15/2036 (a)***                     7,400,000           6,943,280
   5.25% due 02/15/2029 (a)***                       875,000             898,447
   6.375% due 08/15/2027 (a)***                    1,650,000           1,929,211
   8.125% due 08/15/2019 (a)***                   14,100,000          18,296,950
   8.75% due 05/15/2017 (a)***                     2,400,000           3,167,438
   8.875% due 08/15/2017 to
      02/15/2019 (a)***                           26,525,000          36,085,088
                                                               -----------------
                                                                      67,320,414
U.S. TREASURY NOTES - 1.63%
   3.25% due 08/15/2007 (a)***                     4,030,000           3,944,363
   3.875% due 05/15/2010 to
   09/15/2010 (a)***                               1,730,000           1,668,560
   4.50% due 02/15/2016 (a)                        6,700,000           6,516,273
   6.875% due 05/15/2006 (a)***                    1,750,000           1,754,238
                                                               -----------------
                                                                      13,883,434
U.S. TREASURY STRIPS - 0.94%
   zero coupon due 05/15/2017                      4,300,000           2,477,987
   zero coupon due 02/15/2019 (a)                 10,500,000           5,506,399
                                                               -----------------
                                                                       7,984,386
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $105,667,346)                                            $     102,520,881
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   4.79%
FEDERAL HOME LOAN MORTGAGE CORP. - 1.76%
   5.50% due 07/15/2031 ***                            9,556               9,539
   5.00% due 12/15/2031 ***                        2,500,000           2,357,349
   4.50% due 07/15/2023 ***                        5,296,792           5,109,532
   4.50% due 02/15/2020 ***                        7,756,410           7,505,751
                                                               -----------------
                                                                      14,982,171
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 2.10%
   2.125% due 10/09/2007 ***               JPY   100,000,000             870,822
   4.194% due 11/01/2034 (b)***            $       6,591,876           6,499,352
   5.00% due 12/01/2034 to
      09/01/2035 ***                               1,787,344           1,751,777
   5.00% TBA ** ****                               2,000,000           1,899,375
   5.2181% due 09/25/2032 (b)***                      74,905              75,172
   5.50% due 04/01/2024 to
      08/01/2035 ***                              60,092,431          58,655,731
   5.50% TBA ** ****                             (54,200,000)        (52,895,840)
   6.00% due 05/15/2008 (a)***                       900,000             916,630

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   6.00% due 03/01/2033 ***                $         115,563   $         115,961
                                                               -----------------
                                                                      17,888,980
FEDERAL NATIONAL MORTGAGE
ASSOCIATION GRANTOR TRUST - 0.12%
   5.50% due 09/01/2035 ***                        1,000,000             976,402
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.40%
   4.25% due 01/20/2030 (b)***                       105,874             106,397
   4.375% due 02/20/2024 to
      06/20/2030 (b)***                              356,515             358,777
   5.125% due 11/20/2023 to
      10/20/2026 (b)***                              185,407             186,626
   6.00% due 08/20/2034 ***                        2,734,822           2,787,413
                                                               -----------------
                                                                       3,439,213
SMALL BUSINESS ADMINISTRATION - 0.22%
   4.12% due 03/01/2014 ***                        1,513,028           1,385,931
   6.64% due 02/01/2011 ***                          217,500             224,567
   7.22% due 11/01/2020 ***                          266,355             282,194
                                                               -----------------
                                                                       1,892,692
TENNESSE VALLEY AUTHORITY - 0.19%
   4.875% due 12/15/2016 ***                       1,600,000           1,603,181
                                           -----------------   -----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $43,370,475)                                             $      40,782,639
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 39.38%
AUSTRALIA - 0.02%
Commonwealth of Australia
   5.75% due 06/15/2011 ***                AUD       250,000             182,131
AUSTRIA - 0.63%
Republic of Austria
   5.25% due 01/04/2011 ***                EUR     2,900,000           3,772,296
   5.50% due 01/15/2010 ***                        1,200,000           1,558,506
                                                               -----------------
                                                                       5,330,802
BRAZIL - 0.37%
Federative Republic of Brazil, Series L
   5.1875% due 04/15/2006 (b)***           $          32,960              32,630
   5.25% due 04/15/2009 (b)***                       929,844             927,799
   5.25% due 04/15/2012 (b)***                       229,416             229,301
   8.875% due 10/14/2019 ***                         400,000             462,000
   10.50% due 07/14/2014 ***                       1,200,000           1,494,000
                                                               -----------------
                                                                       3,145,730
CANADA - 0.04%
Province of British Columbia, Canada
   6.35% due 06/18/2031 ***                CAD       125,000             133,331
   7.25% due 06/01/2007 ***                          250,000             222,047
                                                               -----------------
                                                                         355,378
FINLAND - 0.32%
Republic of Finland
   5.75% due 02/23/2011 ***                EUR     2,030,000           2,702,444
FRANCE - 6.03%
Government of France
   3.00% due 07/12/2008 ***                EUR     3,000,000   $       3,614,217
   3.40% due 07/25/2029 ***                          333,468             530,280
   4.00% due 04/25/2055 ***                          200,000             243,755
   4.00% due 04/25/2014 ***                          400,000             494,051
   4.00% due 10/25/2014 ***                        4,500,000           5,554,415
   4.00% due 04/25/2009 ***                           40,000              49,335
   4.50% due 07/12/2006 ***                        5,200,000           6,338,307
   4.75% due 04/25/2035 ***                          500,000             680,744
   5.00% due 10/25/2011 ***                        4,550,000           5,904,807
   5.25% due 04/25/2008 ***                        5,830,000           7,340,936
   5.50% due 04/25/2010 ***                        5,190,000           6,766,991
   5.75% due 10/25/2032 ***                        8,900,000          13,804,620
                                                               -----------------
                                                                      51,322,458
GERMANY - 19.45%
Federal Republic of Germany
   3.50% due 10/09/2009 ***                        1,800,000           2,185,747
   3.75% due 07/04/2013 ***                        4,200,000           5,106,733
   4.25% due 01/04/2014 ***                       10,300,000          12,930,525
   4.25% due 07/04/2014 ***                       23,200,000          29,138,358
   4.50% due 07/04/2009 ***                       10,190,000          12,760,880
   4.50% due 01/04/2013 ***                        1,040,000           1,322,243
   4.75% due 07/04/2034 ***                        1,600,000           2,185,619
   5.00% due 01/04/2012 ***                        6,600,000           8,571,062
   5.00% due 07/04/2012                            2,600,000           3,385,830
   5.25% due 01/04/2011 ***                       15,975,000          20,784,744
   5.25% due 01/04/2008 ***                          125,000             156,680
   5.25% due 07/04/2010                            4,000,000           5,176,818
   5.375% due 01/04/2010 ***                       1,500,000           1,938,033
   5.50% due 01/04/2031 ***                        1,200,000           1,792,955
   5.625% due 01/04/2028 ***                      13,600,000          20,325,674
   6.00% due 07/04/2007 ***                          720,000             903,722
   6.25% due 01/04/2024 ***                        5,900,000           9,214,477
   6.25% due 01/04/2030 ***                        8,975,000          14,589,584
   6.50% due 07/04/2027 ***                        8,000,000          13,139,442
                                                               -----------------
                                                                     165,609,126
GREECE - 0.04%
Hellenic Republic (Greece)
   8.80% due 06/19/2007 ***                          293,470             379,410
ITALY - 0.11%
Republic of Italy
   4.25% due 11/01/2009                              140,000             174,064
   5.50% due 11/01/2010                              560,000             733,912
                                                               -----------------
                                                                         907,976
JAPAN - 7.84%
Government of Japan
   0.50% due 06/20/2013 ***                JPY   130,000,000           1,023,679
   0.70% due 09/20/2008 ***                      130,000,000           1,104,124
   0.90% due 12/22/2008 ***                      365,000,000           3,112,017
   1.10% due 03/21/2011 ***                      360,000,000           3,035,404
   1.50% due 09/20/2014 ***                      660,000,000           5,534,973
   1.50% due 03/20/2014 ***                      630,000,000           5,298,874

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
JAPAN (CONTINUED)
Government of Japan Ten Year Bond,
   Series 260 (continued)
   1.60% due 06/20/2014 ***                JPY    70,000,000   $         591,989
   1.60% due 09/20/2014 ***                    1,680,000,000          14,190,084
   1.60% due 09/20/2013 ***                      400,000,000           3,403,263
   1.80% due 03/22/2010 ***                      180,000,000           1,571,761
   2.30% due 06/20/2035 ***                    1,960,000,000          16,887,111
   2.30% due 05/20/2030 ***                      165,000,000           1,432,899
   2.50% due 09/20/2035 ***                    1,060,000,000           9,531,502
                                                               -----------------
                                                                      66,717,680
MEXICO - 0.03%
Government of Mexico
   6.75% due 06/06/2006 ***                       28,000,000             241,049
NETHERLANDS - 0.39%
Kingdom of Netherlands
   5.00% due 07/15/2011 ***                EUR       100,000             129,572
   5.50% due 01/15/2028 ***                        2,190,000           3,225,960
                                                               -----------------
                                                                       3,355,532
NEW ZEALAND - 0.04%
Government of New Zealand Bond,
   Series 1106
   8.00% due 11/15/2006 ***                NZD       500,000             310,251
PANAMA - 0.01%
Republic of Panama
   9.625% due 02/08/2011 ***               $         100,000             115,250
PERU - 0.10%
Republic of Peru
   9.125% due 01/15/2008 (b)***                      800,000             840,000
SPAIN - 1.06%
Kingdom of Spain
   3.10% due 09/20/2006 ***                EUR   120,000,000           1,035,374
   4.20% due 07/30/2013 ***                          100,000             125,008
   4.75% due 07/30/2014 ***                          600,000             780,441
   5.15% due 07/30/2009 ***                        2,910,000           3,716,748
   6.15% due 01/31/2013 ***                        2,420,000           3,363,688
                                                               -----------------
                                                                       9,021,259
SWEDEN - 0.46%
Kingdom of Sweden
   5.00% due 01/28/2009 ***                SEK    14,200,000           1,917,523
   5.25% due 03/15/2011 ***                       14,350,000           1,995,598
                                                               -----------------
                                                                       3,913,121
UNITED KINGDOM - 2.44%
Government of United Kingdom
   4.00% due 03/07/2009 ***                GBP       270,000             463,474
   4.25% due 06/07/2032 ***                          500,000             885,540
   5.00% due 03/07/2012                            1,900,000           3,401,071
   5.00% due 03/07/2008                            3,700,000           6,500,226
   5.75% due 12/07/2009 ***                           25,000              45,334
   6.00% due 12/07/2028 ***                          335,000             736,355
   7.25% due 12/07/2007 ***                        1,210,000           2,198,565
   8.00% due 12/07/2015 ***                          500,000           1,116,019
   8.00% due 09/27/2013 ***                GBP     2,540,000   $       5,415,780
                                                               -----------------
                                                                      20,762,364
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $334,374,586)                                            $     335,211,961
                                                               -----------------
CORPORATE BONDS - 9.56%
CAYMAN ISLANDS - 1.70%
ASIF II Jersey, Ltd.
   4.0257% due 06/15/2007 (b)***           CAD     3,200,000           2,741,755
Mizuho Finance, Ltd.
   1.525% due 12/31/2049 ***               JPY   200,000,000           1,702,335
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (a)(b)***         $       2,900,000           2,853,710
MUFG Capital Finance 2
   4.85% due 12/31/2049 (b)***             EUR     4,200,000           5,054,882
Pioneer 2002 Ltd, Series A-A
   10.91% due 06/15/2006 (b)               $         500,000             503,505
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)               EUR       600,000             733,669
Vita Capital, Ltd., 2003-1
   5.88% due 01/01/2007 (b)                $         900,000             899,694
                                                               -----------------
                                                                      14,489,550
DENMARK - 0.01%
Nykredit
   6.00% due 10/01/2029 ***                DKK       364,354              61,993
Unikredit Realred
   6.00% due 07/01/2029 ***                           49,222               8,375
                                                               -----------------
                                                                          70,368
FRANCE - 0.29%
Axa, SA
   3.75% due 01/01/2017 ***                EUR       231,700             645,440
BNP Paribas, Series EMTN
   5.25% due 01/23/2014 (b)***                       125,000             158,029
France Telecom SA, Series REGS
   6.75% due 03/14/2008 ***                          250,000             320,734
   7.5 due 03/14/2011 ***                  GBP       405,000             777,443
GIE PSA Tresorerie
   5.875% due 09/27/2011 ***               EUR       250,000             329,570
Veolia Environnement, Series EMTN
   4.875% due 05/28/2013 ***                         210,000             265,523
                                                               -----------------
                                                                       2,496,739
GERMANY - 0.24%
Bayerische Hypo-und Vereinsbank AG,
   Series EMTN
   6.00% due 02/05/2014 ***                          400,000             541,986
Bayerische Landesbank, Series EMTN
   1.40% due 04/22/2013 ***                JPY    60,000,000             500,598
Kreditanstalt Fuer Wiederaufbau
   5.00% due 07/04/2011 ***                EUR       250,000             322,522
Landesbank Baden Wurttemberg
   5.50% due 04/02/2007 ***                          200,000             248,193

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
GERMANY (CONTINUED)
Lbank Rheinland Pfalz Giro
   4.75% due 04/04/2008 ***                EUR       330,000   $         410,891
                                                               -----------------
                                                                       2,024,190
IRELAND - 0.16%
Bank of Ireland
   6.45% due 02/10/2010 ***                        1,000,000           1,328,471
ITALY - 0.12%
Edison SpA, EMTN
   5.125% due 12/10/2010 ***                         210,000             267,019
Telecom Italia SpA, Series EMTN
   6.25% due 02/01/2012 ***                          580,000             770,281
                                                               -----------------
                                                                       1,037,300
JAPAN - 0.53%
Bank of Tokyo-Mitsubishi UFJ Ltd, Series
   EMTN
   3.50% due 12/16/2015 (b)***                       900,000           1,064,120
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***             $       2,700,000           2,619,888
Sumitomo Mitsui Banking Corp.
   4.375% due 10/27/2014 (b)***            EUR       250,000             307,631
   5.625% due 07/29/2049 (b)***            $         500,000             485,040
                                                               -----------------
                                                                       4,476,679
JERSEY CHANNEL ISLANDS - 0.06%
HSBC Capital Funding LP, Series REGS
   8.03% due 12/29/2049 (b)***             EUR       350,000             511,708
LUXEMBOURG - 0.02%
Telecom Italia Finance SA, Series EMTN
   7.25 due 04/20/2011 ***                           125,000             172,012
NETHERLANDS - 0.27%
Deutsche Telekom International Finance
   BV
   7.50% due 05/29/2007 ***                          125,000             158,655
   8.125% due 05/29/2012 ***                         180,000             263,659
E.ON International Finance BV, Series
   EMTN
   5.75% due 05/29/2009 ***                          590,000             759,264
Essent NV, Series EMTN
   4.50% due 06/25/2013 ***                          770,000             945,798
RWE Finance BV, Series EMTN
   6.125% due 10/26/2012 ***                         125,000             169,262
                                                               -----------------
                                                                       2,296,638
SPAIN - 0.36%
Banesto Banco De Emisiones
   2.197% due 10/04/2006 ***                       1,300,000           1,577,860
Caja Ahorro Monte Madrid
   2.644% due 05/31/2006 (b)***                    1,200,000           1,456,044
                                                               -----------------
                                                                       3,033,904
SWEDEN - 0.19%
Spintab AB, Series 168
   6.00% due 04/20/2009 ***                SEK     5,000,000             691,503
Swedbank ForeningsSparbanken
   5.49% due 12/11/2011 (b)***             $         900,000             902,526
                                                               -----------------
                                                                       1,594,029
TUNISIA - 0.23%
Banque Centrale de Tunisie
   4.50% due 06/22/2020 ***                EUR     1,500,000   $       1,741,499
   7.375% due 04/25/2012 ***               $         200,000             215,250
                                                               -----------------
                                                                       1,956,749
UNITED KINGDOM - 0.92%
Anglian Water Services Finance PLC,
   Series EMTN
   4.625% due 10/07/2013 ***               EUR       250,000             312,645
ASIF III Jersey, Ltd.
   2.657% due 07/17/2006 (b)***                      600,000             728,222
AWG PLC
   5.375% due 07/02/2009 ***                         400,000             509,553
Cadbury Schweppes Investments PLC,
   Series EMTN
   4.25% due 06/30/2009 ***                          675,000             827,818
HBOS PLC
   5.92% due 09/29/2049 (b)***             $       2,800,000           2,703,324
Imperial Tobacco Finance PLC, Series
   EMTN
   6.375% due 09/27/2006 ***               EUR       410,000             504,977
Lloyds TSB Bank PLC
   5.625% due 07/15/2049 (b)***                    1,020,000           1,304,031
NGG Finance PLC
   5.25% due 08/23/2006 ***                          410,000             501,523
   6.125% due 08/23/2011 ***                         250,000             332,187
Royal Bank of Scotland PLC, Series EMTN
   4.875% due 03/26/2009 ***                         125,000             156,836
                                                               -----------------
                                                                       7,881,116
UNITED STATES - 4.46%
Atlantic & Western Re, Ltd., Series A
   10.5194% due 01/09/2007 (b)             $       2,000,000           2,000,000
Bank of America Corp.
   4.75% due 05/06/2019 (b)***             EUR       400,000             502,712
Bank of America MTN
   3.625% due 03/03/2008 ***                         250,000             304,265
DaimlerChrysler NA Holding Corp.
   5.10% due 03/07/2007 (b)***             $       2,400,000           2,400,857
DaimlerChrysler North America Holding
   Corp., Series MTND
   5.36% due 09/10/2007 (b)***                     3,800,000           3,810,868
Dominion Resources, Inc.
   4.125% due 02/15/2008 ***                         250,000             243,785
El Paso Corp.
   7.625% due 08/16/2007 (a)***                      100,000             101,750
Ford Motor Credit Company
   5.70% due 11/16/2006 (b)***                       900,000             897,308
   5.88% due 03/21/2007 (b)***                     1,400,000           1,379,291
Ford Motor Credit Company, Series EMTN
   4.875% due 05/17/2007 ***               EUR       230,000             275,061
General Electric Capital Corp.
   6.625% due 02/04/2010 ***               NZD       250,000             154,381
General Electric Capital Corp., MTN
   4.93% due 12/12/2008 (b)***             $       1,300,000           1,299,731
J. P. Morgan & Company, Inc., MTN Series
   A
   5.341% due 02/15/2012 (b)***                      360,000             385,736
KFW International Finance, Inc.
   1.75% due 03/23/2010 ***                JPY   185,000,000           1,606,867

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
UNITED STATES (CONTINUED)
KFW International Finance, Inc.
   (continued)
   5.75% due 01/15/2008 ***                $       5,500,000   $       5,553,554
Koch Forest Products, Inc.
   6.88% due 12/20/2012 (b)(f)                     2,000,000           2,000,000
MGM Mirage Resorts, Inc.
   6.75% due 08/01/2007 (a)***                       600,000             605,250
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)***                       560,000             607,980
Mizuho JGB Investment LLC, Series REGS
   9.87% due 12/31/2049 (b)***                       400,000             435,532
Mizuho Preferred Capital Company, LLC
   8.79% due 12/29/2049 (b)***                       100,000             106,333
News America Holdings, Inc.
   6.75% due 01/09/2038 ***                          125,000             127,662
Pemex Project Funding Master Trust,
   Series REGS
   5.75% due 12/15/2015 ***                          500,000             478,750
PLD International Finance LLC
   4.375% due 04/13/2011 ***               EUR       350,000             427,275
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
   06/30/2008 due
   12/29/2049 (b)***                       $       1,300,000           1,398,743
SB Treasury Company LLC, Series REGS
   9.40% due 12/29/2049 (b)***                     1,100,000           1,184,104
SLM Corp., Series MTNA
   5.00% due 04/15/2015 (a)***                       375,000             354,793
Sprint Capital Corp.
   6.375% due 05/01/2009 ***                          50,000              51,197
Time Warner, Inc.
   6.125% due 04/15/2006 ***                       3,140,000           3,140,625
Tokai Preferred Capital Company LLC,
   Series REGS
   9.98% due 12/29/2049 (a)(b)***                  1,100,000           1,203,752
Toyota Motor Credit Corp., Series MTNB
   4.7188% due 10/12/2007 (b)***                   2,500,000           2,499,838
Wal-Mart Stores, Inc.
   5.25% due 09/28/2035 ***                GBP       250,000             465,213
Wells Fargo Company
   3.50% due 04/04/2008 (a)***             $         250,000             241,933
Xerox Credit Corporation
   2.00% due 06/06/2007 ***                JPY   200,000,000           1,715,750
                                                               -----------------
                                                                      37,960,896
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $79,678,955)                       $      81,330,349
                                                               -----------------
MUNICIPAL BONDS - 1.12%
CALIFORNIA - 0.33%
California Infrastructure & Economic
   Development
   Bank Revenue
   5.00% due 07/01/2036 ***                $         535,000             552,355
Golden State Tobacco Securitization
   Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                        1,000,000           1,080,680
Long Beach California Community
   College District , Series A
   5.00% due 05/01/2028 ***                          100,000             107,388
Los Angeles California Wastewater
   Systems Revenue, Series A
   5.00% due 06/01/2027 ***                $         200,000   $         207,296
   5.00% due 06/01/2032 ***                          600,000             619,728
Los Angeles County California Sanitation
   District
   5.00% due 10/01/2011 ***                          100,000             106,647
Metropolitan Water District Southern
   California
   Waterworks Revenue
   5.00% due 10/01/2036 ***                           45,000              46,562
Sacramento County California Public
   Financing
   Authority Tax Allocation Revenue
   4.75% due 12/01/2033 ***                           55,000              55,172
                                                               -----------------
                                                                       2,775,828
CONNECTICUT - 0.01%
Connecticut State, Series C
   5.50% due 12/15/2013 ***                          100,000             110,219
GEORGIA - 0.04%
De Kalb County Georgia Water & Sewage
   Revenue , Series A
   5.00% due 10/01/2035 ***                          300,000             309,831
ILLINOIS - 0.05%
Chicago Illinois Board of Education
   5.00% due 12/01/2031 ***                          100,000             106,181
Chicago Illinois Water Revenue
   5.00% due 11/01/2026 ***                          100,000             106,122
City of Chicago IL
   4.75% due 01/01/2030                              230,000             238,004
                                                               -----------------
                                                                         450,307
IOWA - 0.07%
Tobacco Settlement Authority of Iowa,
   Series A
   6.50% due 06/01/2023 ***                          600,000             601,590
KENTUCKY - 0.01%
Louisville & Jefferson Kentucky Sewer,
   Series A
   5.00% due 05/15/2036 ***                          100,000             103,260
LOUISIANA - 0.05%
State of Louisiana, Series A
   5.00% due 05/01/2014 ***                          360,000             384,293
   5.00% due 05/01/2014 ***                           40,000              42,235
                                                               -----------------
                                                                         426,528
MARYLAND - 0.01%
Maryland State Health & Higher
   Education, Series B
   5.00% due 07/01/2041 ***                          100,000             101,971
MICHIGAN - 0.01%
Michigan State Building Authority
   Revenue, Series 1
   5.25% due 10/15/2013 ***                          100,000             108,186
NEW JERSEY - 0.01%
New Jersey State Transportation Trust
Fund Authority, Series C
   5.00% due 06/15/2010 ***                          100,000             104,503
NEW YORK - 0.41%
Liberty New York Development Corp.,
   Revenue Bond
   5.25% due 10/01/2035 ***                        1,400,000           1,538,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City Municipal Water Finance
   Authority
   4.75% due 06/15/2038                    $         200,000   $         201,404
New York, New York City Transitional
   Financial Authority
   5.00% due 02/01/2028 ***                          285,000             295,827
   5.00% due 02/01/2033 ***                          265,000             274,005
   5.25% due 08/01/2011 ***                          400,000             428,040
Tobacco Settlement Financing Corp.
   5.25% due 06/01/2013 ***                          700,000             721,616
                                                               -----------------
                                                                       3,459,772
TEXAS - 0.03%
Harris County Texas
   5.00% due 08/01/2033 ***                          200,000             203,412
Lower Colorado River Authority
   5.00% due 05/15/2028 ***                           30,000              30,904
                                                               -----------------
                                                                         234,316
VIRGINIA - 0.05%
Tobacco Settlement Financing Corp.
   4.00% due 06/01/2013 ***                          100,000              99,804
   5.625% due 06/01/2037 ***                         300,000             308,079
                                                               -----------------
                                                                         407,883
WASHINGTON - 0.04%
Seattle Washington Water Systems Revenue
   5.00% due 09/01/2033 ***                          100,000             102,802
Washington Suburban Sanitary District
   Maryland
   5.25% due 06/01/2010 ***                          200,000             212,430
                                                               -----------------
                                                                         315,232
                                                               -----------------
TOTAL MUNICIPAL BONDS (Cost $9,403,179)                        $       9,509,426
                                                               -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS -
   5.66%
AUSTRALIA - 0.02%
Homeside Mortgage Securities, Series
   2001-1, Class A
   4.791% due 01/20/2027 (b)***                       52,533              52,080
Torrens Trust, Series 2000-1GA, Class A
   5.0088% due 07/15/2031 (b)***                      75,522              75,535
                                                               -----------------
                                                                         127,615
CAYMAN ISLANDS - 0.01%
SHL Corp., Ltd., Series 1999-1A, Class
   A2
   0.81% due 12/25/2024 (b)***             JPY     5,309,460              44,716
IRELAND - 0.17%
Emerald Mortgages PLC, Series 2, Class A
   2.893% due 04/15/2028 (b)***            EUR       434,963             529,515
Lusitano Motgages PLC, Series 1, Class A
   2.981% due 12/15/2035 (b)***                      637,282             779,179
Paris Residential Funding PLC, Series
   1X, Class A
   2.51% due 07/25/2011 (b)***                       125,416             152,444
                                                               -----------------
                                                                       1,461,138
ITALY - 0.90%
Seashell Securities PLC, Series 2001-II,
   Class A
   2.824% due 07/25/2028 (b)***                      796,334             969,925
Siena Mortgages, Series 2003-4, Class A2
   2.934% due 12/16/2038 (b)***            EUR     5,519,981   $       6,726,283
                                                               -----------------
                                                                       7,696,208
NETHERLANDS - 0.64%
Arena BV, Series 2000-I, Class A
   6.10% due 11/15/2062 (b)***                       500,000             675,267
Atomium Mortgage Finance BV,
   Series 2003-I , Class A
   2.314% due 07/01/2034 (b)***                      257,703             313,269
Delphinus BV, Series 2001-II, Class A1
   2.934% due 11/28/2031 (b)***                      500,000             610,784
Delphinus BV, Series 2002-I, Class A1
   2.774% due 04/25/2092 (b)***                      371,224             452,439
Delphinus BV, Series 2003-I, Class A1
   2.41% due 04/25/2093 (b)***                       500,000             610,238
Dutch MBS BV, Series X, Class B
   2.767% due 10/02/2079 (b)***                    1,000,000           1,220,476
Dutch MBS BV, Series XI, Class A1
   2.787% due 11/02/2035 (b)***                      473,737             576,172
Dutch Mortgage Portfolio Loans, B.V.,
   Series III, Class A
   2.854% due 11/20/2035 (b)***                      361,202             440,400
Holland Euro-Denominated Mortgage
   Backed Series, Series 2, Class A
   2.778% due 04/18/2012 (b)***                      467,114             569,818
                                                               -----------------
                                                                       5,468,863
UNITED KINGDOM - 1.25%
Bauhaus Securities Ltd., Series 1, Class
   A2
   2.854% due 10/30/2052 (b)***                      857,440           1,043,363
Dolerite Funding PLC, Series 1, Class A
   5.05% due 08/20/2032 (b)***             $         130,461             130,461
Haus, Ltd., Series 2000-1A, Class A2
   2.403% due 12/10/2037 (b)***            EUR     1,037,579           1,266,006
Holmes Financing PLC, Series 6, Class 3A
   2.747% due 10/15/2009 (b)***                      800,000             972,602
Holmes Financing, Series 1, Class 3A2
   2.767% due 07/15/2010 (b)***            GBP     1,400,000           1,703,184
Permanent Financing PLC, Series 2004-4,
   Class 5A2
   4.75% due 06/10/2042 (b)***                     3,000,000           5,231,096
SRM Investment, Ltd., Series 3, Class A
   2.848% due 08/26/2034 (b)***            EUR       260,160             316,540
                                                               -----------------
                                                                      10,663,252
UNITED STATES - 2.67%
American Home Mortgage Investment Trust,
   Series 2004-3, Class 5A
   4.29% due 10/25/2034 (b)***             $         331,989             325,054
Banc of America Large Loan, Inc., Series
   2003-BBA2, Class A2
   4.9488% due 11/15/2015 (b)***                      71,729              71,741
Banc of America Mortgage Securities,
   Series 2004-4, Class 1A9
   5.00% due 05/25/2034 ***                          706,980             678,961

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
UNITED STATES (CONTINUED)
Bear Stearns ARM Trust, Series 2002-5,
   Class 5A
   5.9248% due 06/25/2032 (b)***           $          22,173   $          22,067
Countrywide Home Loans,
   Series 2004-12, Class 14A2
   5.0981% due 08/25/2034 (b)***                     188,378             188,547
Countrywide Home Loans,
   Series 2004-25, Class 1A1
   5.1481% due 02/25/2035 (b)***                     252,090             253,034
Countrywide Home Loans,
   Series 2004-25, Class 2A1
   5.1581% due 02/25/2035 (b)***                     351,979             352,803
Countrywide Mortgage Backed Securities,
   Inc.,
   Series 2004-7, Class 5A2
   5.0881% due 05/25/2034 (b)***                     730,641             727,785
Countrywide Mortgage Backed Securities,
   Inc.,
   Series 2005-2, Class 2A1
   5.1381% due 03/25/2035 (b)***                     559,315             559,800
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-AR13,
   Class 3A
   5.7078% due 05/25/2032 (b)***                      23,103              23,023
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P2,
   Class A
   5.1481% due 03/25/2032 (b)***                      64,141              64,203
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P3A,
   Class A1
   5.3681% due 08/25/2033 (b)***                     151,128             151,593
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2003-8,
   Class 5A1
   6.50% due 04/25/2033 ***                          171,240             171,277
Credit Suisse First Boston Mortgage,
   Series 2004-CF1, Class A1
   5.1481% due 05/25/2043 (b)***                      30,283              30,282
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-CN2A, Class A1S
   4.9688% due 11/15/2019 (b)***                     306,853             306,827
FBR Securitization Trust,
   Series 2005-4, Class AV21
   4.9381% due 10/25/2035 (b)***                     461,193             461,242
Federal Home Loan Mortgage Corp.,
   Series 2752, Class FM
   5.10% due 12/15/2030 (b)***                       569,616             571,531
Federal National Mortgage Association,
   Series 2003-26, Class AT
   5.00% due 11/25/2032 ***                        3,100,000           2,871,661
Federal National Mortgage Association,
   Series 2004-W2, Class 5AF
   5.1681% due 03/25/2044 (b)***                     348,165             348,425
FHLMC Structured Pass Through
   Securities,
   Series T-62, Class 1A1
   4.818% due 10/25/2044 (b)***                    8,197,592           8,243,877
First Alliance Mortgage Loan,
   Series 1997-4, Class A3
   5.0063% due 12/20/2027 (b)***                      69,910              69,922
First Republic Mortgage Loan Trust,
   Series 2001-FRB1, Class A
   5.0987% due 11/15/2031 (b)***                     264,063             265,121
GMAC Mortgage Corp Loan Trust,
   Series 2004-J4, Class A1
   5.50% due 09/25/2034 ***                $         473,423   $         466,842
GS Mortgage Securities Corp.,
   Series 2003-1, Class A2
   5.5181% due 01/25/2032 (b)***                     328,708             332,121
GS Mortgage Securities Corp.,
   Series 2003-FL6A, Class A1
   4.8988% due 11/15/2015 (b)***                      83,849              83,832
GS Mortgage Securities Corp.,
   Series 2004-SEA1, Class A1A
   5.0081% due 10/25/2033 (b)***                      94,317              94,336
GSAMP Trust, Series 2005-HE2, Class A1
   4.9181% due 03/25/2035 (b)***                      68,296              68,300
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A2
   3.7867% due 11/21/2034 (b)***                     271,994             270,162
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.1888% due 12/15/2030 (b)***                     241,524             241,493
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc.,
   Series 1999-A, Class A
   5.1287% due 03/15/2025 (b)***                     167,150             167,796
Sequoia Mortgage Trust, Series 2003-4,
   Class 2A1
   5.1263% due 07/20/2033 (b)***                     843,410             847,463
Sequoia Mortgage Trust, Series 5,
   Class A
   5.1263% due 10/19/2026 (b)***                     216,099             216,673
Sequoia Mortgage Trust, Series 8,
   Class 2A
   5.0763% due 08/20/2032 (b)***                     402,693             402,892
Washington Mutual Mortgage Securities
   Corp.,
   Series 2002-AR2, Class A
   4.597% due 02/27/2034 (b)***                      225,018             220,803
Washington Mutual Mortgage Securities
   Corp.,
   Series 2002-S5, Class 1A1
   5.1289% due 10/25/2032 (b)***                      72,775              72,327
Washington Mutual Mortgage Securities
   Corp.,
   Series 2003-R1, Class A1
   5.0881% due 12/25/2027 (b)***                     601,858             601,428
Washington Mutual Mortgage Securities
   Corp.,
   Series 2005-AR2, Class 2A1A
   5.1281% due 01/25/2045 (b)***                     334,733             336,112
Washington Mutual Mortgage Securities
   Corp.,
   Series 2005-AR6, Class 2A1A
   5.0481% due 04/25/2045 (b)***                     686,076             687,424
Washington Mutual, Inc.,
   Series 2005-AR15, Class A1A1
   5.0781% due 11/25/2045 (b)***                     873,321             874,836
                                                               -----------------
                                                                      22,743,616
                                                               -----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $47,139,579)                                          $      48,205,408
                                                               -----------------
ASSET BACKED SECURITIES - 0.89%
UNITED STATES - 0.89%
AAA Trust, Series 2005-2, Class A1
   4.9181% due 11/26/2035 (b)***                     540,551             541,203

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
UNITED STATES (CONTINUED)
Amortizing Residential Collateral Trust,
   Series 2002-BC4, Class A
   5.1081% due 07/25/2032 (b)***           $           6,344   $           6,319
Amresco Residential Securities,
   Series 1999-1, Class A
   5.7581% due 06/25/2029 (b)***                      88,407              88,441
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2004-SD1, Class A1
   4.9881% due 12/25/2042 (b)***                     239,663             239,688
Carrington Mortgage Loan Trust,
   Series 2005-NC3, Class A1A
   4.8981% due 06/25/2035 (b)***                     368,802             368,814
Citigroup Mortgage Loan
   Trust, Inc., Series 2005-OPT3,
   Class A1A
   3.43% due 07/25/2035 ***                          443,331             443,445
Countrywide Asset-Backed Certificates,
   Series 2005-4, Class 3AV1
   4.8981% due 10/25/2035 (b)***                     352,033             352,082
FBR Securitization Trust,
   Series 2005-5, Class AV21
   4.9381% due 11/25/2035 (b)***                     701,126             701,169
First NLC Trust, Series 2005-4, Class A1
   4.9381% due 02/25/2036 (b)***                     849,403             849,801
Home Equity Asset Trust, Series 2002-1,
   Class A4
   5.1181% due 11/25/2032 (b)***                       1,283               1,283
Indymac Residential Asset Backed Trust,
   Series 2005-D, Class AII1
   4.9181% due 03/25/2036 (b)***                     465,105             465,177
Morgan Stanley Capital I, Inc.,
   Series 2004-XLF, Class A1
   4.8888% due 04/15/2016 (b)***                     754,000             754,186
Residential Asset Mortgage Products,
   Inc.,
   Series 2002-RS3, Class AII1
   5.0981% due 06/25/2032 (b)***                      45,932              45,977
Residential Asset Mortgage Products,
   Inc.,
   Series 2003-RS8, Class AIIB
   5.1581% due 09/25/2033 (b)***                      59,770              59,785
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RS9, Class AII1
   4.9781% due 09/25/2013 (b)***                     296,860             296,886
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB
   5.0681% due 07/25/2032 (b)***                     207,321             207,473
Residential Asset Securities Corp.,
   Series 2005-AHL3, Class A1
   4.9181% due 11/25/2035 (b)***                     443,198             443,337
Residential Asset Securities Corp.,
   Series 2005-KS12, Class A1
   4.9081% due 01/25/2036 (b)***                     236,328             236,365
Residential Asset Securities Mortgage,
   Series 2002-KS2, Class AIIB
   5.0881% due 04/25/2032 (b)***                     128,395             128,380
Soundview Home Equity Loan Trust,
   Series 2005-OPT4, Class 2A1
   4.113% due 12/25/2035 ***                         444,008             444,077
Structured Asset Mortgage Investments,
   Inc.,
   Series 2004-AR3, Class 1A2
   5.0663% due 07/19/2034 (b)***           $         897,052   $         897,643
                                                               -----------------
                                                                       7,571,531
                                                               -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $7,569,291)                                           $       7,571,531
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.31%
JAPAN - 0.10%
Inter-American Development Bank
   1.90% due 07/08/2009 ***                JPY   100,000,000             873,930
UNITED STATES - 0.21%
European Investment Bank
   4.4419% due 04/15/2008 (b)***           $       1,742,175           1,743,790
                                           -----------------   -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $2,574,080)                                           $       2,617,720
                                                               -----------------
OPTIONS - 0.27%
UNITED STATES - 0.27%
Chicago Board of Trade American Purchase
   Put on United States Treasury Note 5
   Year Futures Expiration 05/26/2006 at
   $101.00 *                                         416,000               6,500
Eurodollar Futures
   Expiration 06/19/2006 at $0.00 *                2,032,500              35,569
   Expiration 06/19/2006 at $0.00 *                1,615,000             355,300
   Expiration 06/19/2006 at $0.00 *                  345,000                862
   Expiration 09/18/2006 at $0.00 *                  937,500               2,344
   Expiration 03/19/2007 at $0.00 *                1,297,500               3,244
Interest Rate Swap
   Expiration 06/16/2006 at $3.45 *                4,800,000              98,778
   Expiration 06/12/2006 at $4.10 *                7,800,000              32,125
Over The Counter European Style Call
   Expiration 10/12/2006 at $4.25 *               20,900,000               1,066
   Expiration 06/02/2006 at $4.50 *                2,000,000                   6
   Expiration 04/04/2006 at $4.50 *               27,900,000                   0
   Expiration 10/04/2006 at $4.50 *               32,500,000               6,337
   Expiration 10/18/2006 at $4.50 *               79,100,000              18,984
   Expiration 08/08/2006 at $4.75 *               67,500,000              57,712
   Expiration 12/22/2006 at $4.80 *               25,500,000             253,241
   Expiration 03/08/2007 at $5.00 *               44,000,000             347,776
   Expiration 03/08/2007 at $5.00 *              114,000,000             901,056
Over The Counter European Style Put
   Expiration 06/12/2006 at $3.00 *               3,600,000              150,710
   Expiration 05/26/2006 at $115.00 *             3,800,000               31,456
                                                                       2,303,066
                                                               -----------------
TOTAL OPTIONS (Cost $2,653,622)                                $       2,303,066
                                                               -----------------
SHORT TERM INVESTMENTS - 33.74%
Bank of Ireland
   4.68% due 05/23/2006 ***                $       1,700,000   $       1,688,508
BNP Paribas Finance, Inc.
   4.85% due 04/03/2006 ***                       23,300,000          23,293,722

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
Danske Corp.
   4.66% due 05/22/2006 ***                $       6,900,000   $       6,854,449
   4.71% due 06/02/2006 ***                        3,200,000           3,174,043
   4.74% due 06/08/2006 ***                        2,700,000           2,675,826
Danske Corp., Series B
   4.83% due 06/26/2006 ***                       12,600,000          12,454,617
Federal Home Loan Bank Discount Notes
   zero coupon due 04/03/2006 ***                  5,000,000           4,998,736
Federal National Mortgage Association
   Discount Notes  zero coupon due
   04/03/2006 ***                                  8,500,000           8,497,804
Rabobank USA Financial Corp.
   4.83% due 04/03/2006 ***                       23,300,000          23,293,748
Skandinaviska Enskilda Banken AB
   4.83% due 06/22/2006 ***                       23,100,000          22,845,862
   4.84% due 06/22/2006                            2,500,000           2,472,439
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                           111,085,094         111,085,094
Sumitomo Corporation of America
   4.45% due 04/28/2006 to
      05/01/2006 ***                               1,800,000           1,793,548
Total SA
   4.76% due 04/05/2006 ***                       23,300,000          23,287,677
UBS Finance (Delaware) LLC
   4.66% due 05/22/2006 ***                       22,600,000          22,450,802
   4.79% due 07/07/2006 ***                        2,600,000           2,566,443
   4.83% due 04/03/2006 ***                          600,000             599,839
United States Treasury Bills
   zero coupon due 06/01/2006 to
      06/15/2006 *** ****                          8,715,000           8,646,272
   zero coupon due 06/01/2006 ****                 2,530,000           2,510,678
Westpac Banking Corp.
   4.715% due 05/30/2006 ***                       2,000,000           1,984,545
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $287,174,652)                                         $     287,174,652
                                                               -----------------
REPURCHASE AGREEMENTS - 0.49%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $4,155,194 on 04/03/2006,
   collateralized by $4,170,000
   United States Treasury Notes,
   4.625% due 05/15/2006 (valued at
   $4,241,803, including interest)
      (c)****                              $       4,154,000   $       4,154,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,154,000)                                           $       4,154,000
                                                               -----------------
TOTAL INVESTMENTS (GLOBAL BOND TRUST)
   (COST $926,261,365) - 108.54%                               $     923,879,545
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.54)%                                                           (72,672,020)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     851,207,525
                                                               =================

GLOBAL TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.13%
AUSTRALIA - 0.77%
National Australia Bank, Ltd.                            385   $          10,398
Qantas Airways, Ltd., ADR                          1,182,368           2,998,552
                                                               -----------------
                                                                       3,008,950
BERMUDA - 2.31%
Accenture, Ltd., Class A                              92,870           2,792,601
Shangri-La Asia, Ltd. (a)                            941,000           1,515,796
Tyco International, Ltd.                              62,200           1,671,936
Willis Group Holdings, Ltd. (a)                       89,800           3,076,548
                                                               -----------------
                                                                       9,056,881
BRAZIL - 0.26%
Companhia Vale Do Rio Doce, ADR                       20,730           1,006,027
CAYMAN ISLANDS - 2.71%
ACE, Ltd.                                            129,665           6,743,877
XL Capital, Ltd., Class A                             60,150           3,856,216
                                                               -----------------
                                                                      10,600,093
CHINA - 0.50%
BYD Company, Ltd., H Shares (a)                      943,000           1,950,418
FINLAND - 2.42%
Stora Enso Oyj, R Shares (a)                         302,320           4,660,341
UPM-Kymmene Oyj (a)                                  203,290           4,811,691
                                                               -----------------
                                                                       9,472,032
FRANCE - 6.24%
France Telecom SA (a)                                217,280           4,894,912
Sanofi-Aventis (a)                                    87,623           8,349,008
Total SA (a)                                          33,679           8,899,482
Valeo SA (a)                                          54,811           2,295,936
                                                               -----------------
                                                                      24,439,338
GERMANY - 2.64%
BASF AG (a)                                           35,860           2,816,188
Deutsche Post AG                                     113,430           2,848,627
Siemens AG                                            49,890           4,665,271
                                                               -----------------
                                                                      10,330,086
HONG KONG - 5.51%
Cheung Kong Holdings, Ltd.                         1,075,000          11,380,389
China Mobile, Ltd.                                   416,500           2,187,176
Hutchison Whampoa, Ltd. (a)                          535,000           4,898,453
Sun Hung Kai Properties, Ltd.                        110,000           1,116,308
Swire Pacific, Ltd., Class A                         203,500           1,991,743
                                                               -----------------
                                                                      21,574,069
ISRAEL - 1.05%
Check Point Software Technologies, Ltd.,
   ADR *                                             206,201           4,128,144
ITALY - 0.90%
Eni SpA (a)                                          124,200           3,539,703
JAPAN - 9.87%
Canon, Inc.                                           54,000           3,580,237
Fuji Photo Film Company, Ltd.                         15,000             501,723
Hitachi, Ltd. (a)                                    418,000           2,963,479
Konica Minolta Holdings, Inc.                        116,500           1,489,280
Mitsubishi UFJ Financial Group, Inc. (a)                 174           2,665,645

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Nippon Telegraph & Telephone Corp.                     1,082   $       4,650,496
Nomura Securities Company, Ltd. (a)                  175,600           3,923,146
Sompo Japan Insurance, Inc. (a)                      435,000           6,319,801
Sony Corp. (a)                                       110,600           5,130,176
Sumitomo Mitsui Financial Group, Inc.
   (a)                                                   472           5,222,350
Takeda Pharmaceutical Company, Ltd. (a)               39,100           2,232,955
                                                               -----------------
                                                                      38,679,288
NETHERLANDS - 4.39%
Akzo Nobel NV (a)                                     38,400           2,041,048
Koninklijke (Royal) Philips Electronics
   NV (a)                                            122,680           4,153,071
Reed Elsevier NV (a)                                 186,182           2,673,435
Royal Dutch Shell PLC, A Shares                       95,400           2,989,866
Royal Dutch Shell PLC, B Shares                       55,418           1,804,343
VNU NV                                               108,128           3,521,324
                                                               -----------------
                                                                      17,183,087
NORWAY - 0.98%
Norske Skogindustrier ASA (a)                        113,436           1,922,674
Telenor ASA                                          177,500           1,910,817
                                                               -----------------
                                                                       3,833,491
PHILIPPINES - 0.71%
Ayala Land, Inc.                                  12,625,300           2,779,543
PORTUGAL - 0.47%
Portugal Telecom, SGPS, SA                           151,499           1,840,734
SINGAPORE - 0.35%
Venture Corp., Ltd.                                  173,000           1,370,424
SOUTH KOREA - 7.41%
Hana Financial Group, Inc.                           126,229           5,975,952
Kookmin Bank, ADR                                     25,445           2,176,056
KT Corp.                                             111,600           4,485,134
Samsung Electronics Company, Ltd.                     15,830          10,263,881
Shinhan Financial Group Company, Ltd.                 98,700           4,418,721
SK Telecom Company, Ltd., SADR (a)                    71,892           1,695,932
                                                               -----------------
                                                                      29,015,676
SPAIN - 1.76%
Repsol SA                                            172,600           4,910,724
Telefonica SA                                        127,010           1,996,433
                                                               -----------------
                                                                       6,907,157
SWEDEN - 0.47%
Securitas AB, B Shares (a)                            96,400           1,861,423
TAIWAN - 2.92%
Chunghwa Telecom Company, Ltd., ADR                  153,710           3,011,179
Compal Electronics, Inc.                           3,029,982           3,094,533
Lite-On Technology Corp.                           2,328,660           3,228,421
Taiwan Semiconductor
   Manufacturing Company, Ltd.                     1,056,386           2,089,437
                                                               -----------------
                                                                      11,423,570
UNITED KINGDOM - 17.65%
Amvescap PLC                                         613,339           5,728,452
BAE Systems PLC                                      449,728           3,291,065
Boots Group PLC                                      159,366   $       1,994,292
BP PLC                                               573,631           6,594,716
British Sky Broadcasting Group PLC                   569,662           5,350,241
Centrica PLC                                         581,380           2,846,432
Compass Group PLC                                    674,830           2,678,968
GKN PLC                                              740,830           4,284,228
GlaxoSmithKline PLC                                  278,107           7,279,655
Old Mutual PLC                                       879,210           3,077,449
Pearson PLC                                          435,164           6,039,740
Royal Bank of Scotland Group PLC                      85,186           2,775,034
Smiths Group PLC                                     120,300           2,056,750
Unilever PLC                                         432,986           4,435,591
Vodafone Group PLC                                 2,829,428           5,929,910
Yell Group PLC                                       501,800           4,752,158
                                                               -----------------
                                                                      69,114,681
UNITED STATES - 24.84%
American International Group, Inc.                    45,370           2,998,503
Avaya, Inc. *                                        121,200           1,369,560
BMC Software, Inc. *                                  41,183             892,024
Boston Scientific Corp. *                             69,070           1,592,063
Bristol-Myers Squibb Company                         101,990           2,509,974
Cadence Design Systems, Inc. *                       342,156           6,326,464
Chevron Corp.                                         33,610           1,948,372
Comcast Corp.-Special Class A *                      292,110           7,629,913
Convergys Corp. *                                     54,750             996,997
DIRECTV Group, Inc. *                                489,920           8,034,688
Dow Chemical Company                                  68,240           2,770,544
EchoStar Communications Corp., Class A *              86,400           2,580,768
El Paso Corp. (a)                                    241,140           2,905,737
Federal National Mortgage Association                 78,654           4,042,816
H & R Block, Inc.                                    104,414           2,260,563
Maxtor Corp. * (a)                                   380,150           3,634,234
Merck & Company, Inc.                                129,450           4,560,524
Merrill Lynch & Company, Inc.                        106,083           8,355,097
Microsoft Corp.                                       81,320           2,212,717
News Corp.                                           502,840           8,352,172
Noble Corp.                                           34,670           2,811,737
Pactiv Corp. *                                        58,591           1,437,823
Pfizer, Inc.                                          26,152             651,708
R.R. Donnelley & Sons Company                         51,080           1,671,338
Raytheon Company                                      83,100           3,809,304
TECO Energy, Inc.                                    165,600           2,669,472
Tenet Healthcare Corp. *                             584,204           4,311,426
Torchmark, Inc.                                       68,900           3,934,190
                                                               -----------------
                                                                      97,270,728
                                                               -----------------
TOTAL COMMON STOCKS (Cost $314,259,367)                        $     380,385,543
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
SHORT TERM INVESTMENTS - 20.22%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      79,167,096   $      79,167,096
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $79,167,096)                                          $      79,167,096
                                                               -----------------
REPURCHASE AGREEMENTS - 0.99%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $3,876,114 on 04/03/2006,
   collateralized by $4,005,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at $3,953,388,
   including interest) (c)                 $       3,875,000   $       3,875,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,875,000)                                           $       3,875,000
                                                               -----------------
TOTAL INVESTMENTS (GLOBAL TRUST)
   (COST $397,301,463) - 118.34%                               $     463,427,639
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (18.34)%                                                          (71,806,308)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     391,621,331
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Insurance                                 7.66%
Financial Services                        6.76%
Telecommunications Equipment & Services   6.60%
Pharmaceuticals                           6.53%
Electronics                               5.34%

GROWTH & INCOME TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.07%
ADVERTISING - 0.31%
Omnicom Group, Inc.                                   37,600   $       3,130,200
The Interpublic Group of Companies, Inc.
   * (a)                                              48,400             462,704
                                                               -----------------
                                                                       3,592,904
AEROSPACE - 1.18%
Boeing Company                                        29,600           2,306,728
General Dynamics Corp.                                28,000           1,791,440
Goodrich Corp.                                        21,300             928,893
Lockheed Martin Corp.                                 63,500           4,770,755
Northrop Grumman Corp.                                16,500           1,126,785
Rockwell Collins, Inc.                                19,600           1,104,460
United Technologies Corp.                             28,700           1,663,739
                                                               -----------------
                                                                      13,692,800
AGRICULTURE - 0.25%
Archer-Daniels-Midland Company                        87,800           2,954,470
APPAREL & TEXTILES - 0.96%
Cintas Corp.                                           2,800   $         119,336
Coach, Inc. *                                         14,100             487,578
Jones Apparel Group, Inc.                             60,400           2,136,348
Liz Claiborne, Inc.                                   86,100           3,528,378
Mohawk Industries, Inc. *                             59,700           4,818,984
                                                               -----------------
                                                                      11,090,624
AUTO PARTS - 0.56%
AutoZone, Inc. *                                      21,600           2,153,304
Genuine Parts Company                                 20,800             911,664
Johnson Controls, Inc.                                45,600           3,462,408
                                                               -----------------
                                                                       6,527,376
AUTO SERVICES - 0.22%
AutoNation, Inc. * (a)                               116,400           2,508,420
AUTOMOBILES - 0.49%
Ford Motor Company (a)                               605,900           4,822,964
PACCAR, Inc.                                          12,400             873,952
                                                               -----------------
                                                                       5,696,916
BANKING - 1.42%
Bank of America Corp.                                166,702           7,591,609
BB&T Corp.                                            21,700             850,640
Comerica, Inc.                                        35,200           2,040,544
National City Corp.                                  157,000           5,479,300
Northern Trust Corp.                                   2,900             152,250
Wachovia Corp.                                         6,600             369,930
                                                               -----------------
                                                                      16,484,273
BIOTECHNOLOGY - 0.84%
Amgen, Inc. *                                         30,800           2,240,700
Applera Corp.                                         38,800           1,053,032
Genentech, Inc. *                                     76,100           6,431,211
                                                               -----------------
                                                                       9,724,943
BUILDING MATERIALS & CONSTRUCTION -
   0.01%
American Standard Companies, Inc.                      2,700             115,722
BUSINESS SERVICES - 1.36%
Affiliated Computer Services, Inc.,
   Class A *                                          36,900           2,201,454
DST Systems, Inc. *                                    8,400             486,696
Equifax, Inc.                                         35,100           1,307,124
First Data Corp.                                     139,700           6,540,754
Moody's Corp.                                         44,600           3,187,116
Paychex, Inc.                                         24,700           1,029,002
Pitney Bowes, Inc.                                    21,600             927,288
Robert Half International, Inc.                        3,100             119,691
                                                               -----------------
                                                                      15,799,125
CELLULAR COMMUNICATIONS - 0.84%
Motorola, Inc.                                       352,100           8,066,611
Nextel Partners, Inc., Class A *                      60,900           1,724,688
                                                               -----------------
                                                                       9,791,299
CHEMICALS - 0.12%
Air Products & Chemicals, Inc.                        21,200           1,424,428

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT - 4.59%
Apple Computer, Inc. *                                11,000   $         689,920
CDW Corp.                                              1,000              58,850
Dell, Inc. *                                         540,500          16,085,280
Diebold, Inc. (a)                                     13,700             563,070
Hewlett-Packard Company                              983,300          32,350,570
International Business Machines Corp.                 16,400           1,352,508
Lexmark International, Inc. * (a)                     46,800           2,123,784
                                                               -----------------
                                                                      53,223,982
CONSTRUCTION MATERIALS - 0.07%
Vulcan Materials Company                               9,800             849,170
COSMETICS & TOILETRIES - 0.28%
Colgate-Palmolive Company                             44,000           2,512,400
International Flavors & Fragrances, Inc.              14,300             490,776
Kimberly-Clark Corp.                                   3,700             213,860
                                                               -----------------
                                                                       3,217,036
CRUDE PETROLEUM & NATURAL GAS - 2.77%
Amerada Hess Corp.                                     7,100           1,011,040
Apache Corp.                                          33,500           2,194,585
Burlington Resources, Inc.                            96,300           8,850,933
Devon Energy Corp.                                    67,300           4,116,741
Marathon Oil Corp.                                    59,800           4,554,966
Newfield Exploration Company *                         9,000             377,100
Occidental Petroleum Corp.                            85,000           7,875,250
Sunoco, Inc.                                          40,900           3,172,613
                                                               -----------------
                                                                      32,153,228
DRUGS & HEALTH CARE - 0.50%
Wyeth                                                119,900           5,817,548
ELECTRICAL EQUIPMENT - 0.43%
American Power Conversion Corp.                       72,100           1,666,231
Emerson Electric Company                              39,800           3,328,474
                                                               -----------------
                                                                       4,994,705
ELECTRICAL UTILITIES - 1.52%
American Electric Power Company, Inc.                 37,700           1,282,554
CenterPoint Energy, Inc. (a)                         121,000           1,443,530
Constellation Energy Group, Inc.                      40,200           2,199,342
Edison International                                  60,300           2,483,154
Exelon Corp.                                         100,700           5,327,030
FirstEnergy Corp.                                     38,800           1,897,320
Public Service Enterprise Group, Inc.                 24,200           1,549,768
The AES Corp. *                                       85,400           1,456,924
                                                               -----------------
                                                                      17,639,622
ELECTRONICS - 0.34%
Agilent Technologies, Inc. *                          65,100           2,444,505
Avnet, Inc. *                                          4,500             114,210
Jabil Circuit, Inc. *                                 33,600           1,440,096
                                                               -----------------
                                                                       3,998,811
ENERGY - 0.10%
TXU Corp.                                             26,000           1,163,760
FINANCIAL SERVICES - 7.85%
Charles Schwab Corp.                                 392,800   $       6,760,088
CIT Group, Inc.                                        6,300             337,176
Citigroup, Inc.                                      244,600          11,552,458
E*TRADE Financial Corp. *                             44,600           1,203,308
Federal Home Loan Mortgage Corp.                      78,000           4,758,000
Federal National Mortgage Association                388,900          19,989,460
Federated Investors, Inc., Class B                    11,900             464,695
Fiserv, Inc. *                                         2,800             119,140
Franklin Resources, Inc.                              50,400           4,749,696
Goldman Sachs Group, Inc.                             19,800           3,107,808
JPMorgan Chase & Company                              35,600           1,482,384
Legg Mason, Inc.                                      26,000           3,258,580
Lehman Brothers Holdings, Inc.                        57,300           8,281,569
Mellon Financial Corp.                                 4,800             170,880
Merrill Lynch & Company, Inc.                         61,700           4,859,492
PNC Financial Services Group, Inc.                    47,500           3,197,225
State Street Corp. (c)                                47,700           2,882,511
TD Ameritrade Holding Corp. * (a)                     78,800           1,644,556
Washington Mutual, Inc. (a)                          285,958          12,187,530
                                                               -----------------
                                                                      91,006,556
FOOD & BEVERAGES - 2.63%
Dean Foods Company *                                  48,600           1,887,138
General Mills, Inc.                                   15,900             805,812
Pepsi Bottling Group, Inc.                             2,600              79,014
PepsiCo, Inc.                                         60,500           3,496,295
Sara Lee Corp.                                       214,400           3,833,472
Starbucks Corp. *                                     37,900           1,426,556
The Coca-Cola Company                                405,800          16,990,846
Tyson Foods, Inc., Class A (a)                       147,900           2,032,146
                                                               -----------------
                                                                      30,551,279
GAS & PIPELINE UTILITIES - 0.52%
El Paso Corp. (a)                                     22,600             272,330
Kinder Morgan, Inc.                                   51,400           4,728,286
Questar Corp.                                         14,100             987,705
                                                               -----------------
                                                                       5,988,321
HEALTHCARE PRODUCTS - 2.83%
Johnson & Johnson                                    476,900          28,242,018
Medtronic, Inc.                                       60,800           3,085,600
Stryker Corp.                                         34,100           1,511,994
                                                               -----------------
                                                                      32,839,612
HEALTHCARE SERVICES - 7.56%
Cardinal Health, Inc.                                 98,400           7,332,768
Coventry Health Care, Inc. *                           8,400             453,432
Express Scripts, Inc. *                              100,000           8,790,000
HCA, Inc.                                             98,600           4,514,894
Health Net, Inc. *                                    25,900           1,316,238
Humana, Inc. *                                        40,100           2,111,265
Lincare Holdings, Inc. *                              76,700           2,988,232
McKesson Corp.                                       281,700          14,685,021
Medco Health Solutions, Inc. *                        40,100           2,294,522
Omnicare, Inc. (a)                                     8,300             456,417

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE SERVICES (CONTINUED)
UnitedHealth Group, Inc.                             659,500   $      36,839,670
Weight Watchers International, Inc.                   12,200             627,080
Wellpoint, Inc. *                                     67,485           5,225,364
                                                               -----------------
                                                                      87,634,903
HOLDINGS COMPANIES/CONGLOMERATES - 0.33%
General Electric Company                                 900              31,302
Loews Corp.                                           37,400           3,784,880
                                                               -----------------
                                                                       3,816,182
HOMEBUILDERS - 1.95%
Centex Corp.                                          65,300           4,047,947
D.R. Horton, Inc.                                     95,700           3,179,154
KB Home                                               82,100           5,334,858
Lennar Corp., Class A                                 70,800           4,274,904
NVR, Inc. * (a)                                        1,100             812,845
Pulte Homes, Inc.                                    117,700           4,522,034
Ryland Group, Inc. (a)                                 5,600             388,640
                                                               -----------------
                                                                      22,560,382
HOTELS & RESTAURANTS - 1.59%
Brinker International, Inc.                           20,000             845,000
Darden Restaurants, Inc.                              91,100           3,737,833
Marriott International, Inc., Class A                 78,000           5,350,800
McDonald's Corp.                                      40,800           1,401,888
Wendy's International, Inc.                           53,500           3,320,210
Yum! Brands, Inc.                                     77,800           3,801,308
                                                               -----------------
                                                                      18,457,039
HOUSEHOLD APPLIANCES - 0.62%
Whirlpool Corp. (a)                                   78,600           7,189,542
HOUSEHOLD PRODUCTS - 0.10%
Newell Rubbermaid, Inc.                               45,500           1,146,145
INDUSTRIAL MACHINERY - 0.93%
Caterpillar, Inc.                                    102,000           7,324,620
ITT Industries, Inc.                                  25,800           1,450,476
W.W. Grainger, Inc.                                   26,200           1,974,170
                                                               -----------------
                                                                      10,749,266
INDUSTRIALS - 0.02%
Fastenal Company                                       4,100             194,094
INSURANCE - 9.01%
Aetna, Inc.                                           73,400           3,606,876
AFLAC, Inc.                                          248,700          11,223,831
Allstate Corp.                                        21,500           1,120,365
Ambac Financial Group, Inc.                           72,900           5,802,840
American International Group, Inc.                   302,100          19,965,789
Aon Corp.                                            106,100           4,404,211
Chubb Corp.                                           35,100           3,349,944
CIGNA Corp.                                           64,500           8,424,990
Fidelity National Financial, Inc.                    111,900           3,975,807
Hartford Financial Services Group, Inc.               13,100           1,055,205
Lincoln National Corp.                                47,400           2,587,566
Marsh & McLennan Companies, Inc.                      73,200           2,149,152
MBIA, Inc.                                            10,700             643,391
MetLife, Inc.                                         44,800   $       2,166,976
MGIC Investment Corp.                                 71,500           4,764,045
Old Republic International Corp.                      79,000           1,723,780
PMI Group, Inc. (a)                                   53,900           2,475,088
Principal Financial Group, Inc.                       19,700             961,360
Progressive Corp.                                     50,400           5,254,704
Prudential Financial, Inc.                            46,000           3,487,260
Radian Group, Inc.                                    37,600           2,265,400
St. Paul Travelers Companies, Inc.                   127,400           5,324,046
Torchmark, Inc.                                       74,700           4,265,370
UnumProvident Corp. (a)                              151,100           3,094,528
W.R. Berkley Corp.                                     6,500             377,390
                                                               -----------------
                                                                     104,469,914
INTERNATIONAL OIL - 1.67%
Anadarko Petroleum Corp.                              49,200           4,969,692
ConocoPhillips                                       227,200          14,347,680
                                                               -----------------
                                                                      19,317,372
INTERNET SERVICE PROVIDER - 0.30%
Google, Inc., Class A *                                8,900           3,471,000
LEISURE TIME - 0.23%
International Game Technology, Inc.                    5,300             186,666
MGM Mirage, Inc. * (a)                                58,100           2,503,529
                                                               -----------------
                                                                       2,690,195
LIQUOR - 0.06%
Brown Forman Corp., Class B                            8,300             638,851
MANUFACTURING - 0.76%
Danaher Corp.                                          6,600             419,430
Harley-Davidson, Inc. (a)                             99,000           5,136,120
Illinois Tool Works, Inc.                              6,500             626,015
Rockwell Automation, Inc.                             37,000           2,660,670
                                                               -----------------
                                                                       8,842,235
MEDICAL-HOSPITALS - 0.05%
Tenet Healthcare Corp. *                              83,400             615,492
OFFICE FURNISHINGS & SUPPLIES - 0.42%
Office Depot, Inc. *                                 129,500           4,822,580
PETROLEUM SERVICES - 1.44%
Baker Hughes, Inc.                                    37,800           2,585,520
BJ Services Company                                   11,300             390,980
Exxon Mobil Corp.                                    210,700          12,823,202
Halliburton Company                                   11,700             854,334
                                                               -----------------
                                                                      16,654,036
PHARMACEUTICALS - 9.28%
Abbott Laboratories                                  165,500           7,028,785
Allergan, Inc.                                        31,600           3,428,600
AmerisourceBergen Corp.                              147,800           7,134,306
Barr Pharmaceuticals, Inc. *                           1,700             107,066
Bristol-Myers Squibb Company                         288,700           7,104,907
Caremark Rx, Inc.                                     14,000             688,520
Forest Laboratories, Inc. *                          134,200           5,989,346

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                  AMOUNT             VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
King Pharmaceuticals, Inc. *                          20,100   $         346,725
Merck & Company, Inc.                                802,700          28,279,121
Pfizer, Inc.                                       1,907,100          47,524,932
                                                               -----------------
                                                                     107,632,308
PHOTOGRAPHY - 0.33%
Eastman Kodak Company (a)                            133,100           3,785,364
PUBLISHING - 0.17%
Gannett Company, Inc.                                 32,400           1,941,408
RAILROADS & EQUIPMENT - 0.93%
Burlington Northern Santa Fe Corp.                    83,900           6,991,387
Union Pacific Corp.                                   40,700           3,799,345
                                                               -----------------
                                                                      10,790,732
RETAIL GROCERY - 2.03%
Albertsons, Inc. (a)                                  32,600             836,842
Safeway, Inc.                                        324,400           8,148,928
SUPERVALU, Inc.                                       65,000           2,003,300
Sysco Corp.                                           95,400           3,057,570
The Kroger Company *                                 442,100           9,001,156
Whole Foods Market, Inc.                               8,200             544,808
                                                               -----------------
                                                                      23,592,604
RETAIL TRADE - 11.74%
Abercrombie & Fitch Company, Class A                  13,000             757,900
Advance Auto Parts, Inc.                              40,100           1,669,764
Bed Bath & Beyond, Inc. *                            200,000           7,680,000
Best Buy Company, Inc.                                26,800           1,498,924
Chico's FAS, Inc. * (a)                               68,200           2,771,648
Costco Wholesale Corp.                                 9,400             509,104
CVS Corp.                                             55,500           1,657,785
Dollar General Corp.                                 110,800           1,957,836
Federated Department Stores, Inc.                     48,500           3,540,500
Home Depot, Inc.                                   1,022,400          43,247,520
Lowe's Companies, Inc.                               457,400          29,474,856
Nordstrom, Inc.                                       76,900           3,012,942
Ross Stores, Inc.                                     48,300           1,409,877
Staples, Inc.                                         21,800             556,336
The TJX Companies, Inc.                              180,800           4,487,456
Tiffany & Co. (a)                                     34,200           1,283,868
Walgreen Company                                     338,900          14,616,757
Wal-Mart Stores, Inc.                                338,900          16,009,636
                                                               -----------------
                                                                     136,142,709
SEMICONDUCTORS - 3.62%
Applied Materials, Inc.                               35,700             625,107
Broadcom Corp., Class A *                             59,900           2,585,284
Intel Corp.                                        1,161,200          22,469,220
Microchip Technology, Inc.                            15,800             573,540
National Semiconductor Corp.                          47,600           1,325,184
NVIDIA Corp. *                                        45,400           2,599,604
Texas Instruments, Inc.                              362,900          11,783,363
                                                               -----------------
                                                                      41,961,302
SOFTWARE - 0.69%
Adobe Systems, Inc. *                                137,100   $       4,787,532
Autodesk, Inc. *                                      22,000             847,440
BMC Software, Inc. *                                  20,700             448,362
Intuit, Inc. *                                        35,200           1,872,288
                                                               -----------------
                                                                       7,955,622
STEEL - 0.02%
Nucor Corp.                                            2,400             251,496
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.33%
Corning, Inc. *                                      289,200           7,782,372
QUALCOMM, Inc.                                       151,400           7,662,354
                                                               -----------------
                                                                      15,444,726
TELEPHONE - 5.85%
ALLTEL Corp.                                          34,000           2,201,500
AT&T, Inc.                                         1,034,757          27,979,829
BellSouth Corp.                                      215,300           7,460,145
Harris Corp.                                          10,500             496,545
Verizon Communications, Inc.                         873,600          29,754,816
                                                               -----------------
                                                                      67,892,835
TOBACCO - 2.40%
Altria Group, Inc.                                   393,500          27,883,410
TOYS, AMUSEMENTS & SPORTING GOODS -
   0.03%
Mattel, Inc.                                          16,300             295,519
TRANSPORTATION - 0.22%
C.H. Robinson Worldwide, Inc.                         41,300           2,027,417
Expeditors International of Washington,
   Inc.                                               5,500             475,145
                                                               -----------------
                                                                       2,502,562
TRUCKING & FREIGHT - 0.40%
Fedex Corp.                                           40,800           4,607,952
                                           -----------------   -----------------
TOTAL COMMON STOCKS
   (Cost $1,116,011,868)                                       $   1,148,796,707
                                                               -----------------
SHORT TERM INVESTMENTS - 4.20%
State Street Navigator Securities
Lending Prime Portfolio (c)                $      48,397,493   $      48,397,493
United States Treasury Bills
zero coupon due 08/24/2006                           355,000             348,591
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $48,745,958)                                             $      48,746,084
                                                               -----------------
REPURCHASE AGREEMENTS - 1.14%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $13,199,794 on 04/03/2006,
   collateralized by $14,060,000
   Federal Home Loan Mortgage
   Corp., 5.20% due 03/05/2019
   (valued at $13,462,450, including
   interest) (c)                           $      13,196,000   $      13,196,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,196,000)                                             $      13,196,000
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (GROWTH & INCOME TRUST)

(COST $1,177,953,826) - 104.41%                                $   1,210,738,791
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (4.41)%                                                           (51,180,470)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,159,558,321
                                                               =================

GROWTH & INCOME TRUST II

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.68%
AEROSPACE - 1.32%
Textron, Inc.                                        310,400   $      28,988,256
AGRICULTURE - 0.37%
Archer-Daniels-Midland Company                       242,000           8,143,300
BANKING - 3.87%
Bank of America Corp.                                965,000          43,946,100
SunTrust Banks, Inc.                                 125,700           9,145,932
UnionBanCal Corp.                                    113,400           7,956,144
Wachovia Corp.                                       424,100          23,770,805
                                                               -----------------
                                                                      84,818,981
BROADCASTING - 1.41%
CBS Corp., Class B                                   657,000          15,754,860
News Corp.                                           906,000          15,048,660
                                                               -----------------
                                                                      30,803,520
BUILDING MATERIALS & CONSTRUCTION - 0.28%
American Standard Companies, Inc.                    141,900           6,081,834
BUSINESS SERVICES - 1.05%
Dun & Bradstreet Corp. *                              92,100           7,062,228
Fair Isaac Corp.                                     213,200           8,446,984
Robert Half International, Inc.                      192,100           7,416,981
                                                               -----------------
                                                                      22,926,193
CABLE AND TELEVISION - 1.78%
NTL, Inc. *                                          467,750          13,616,203
Viacom, Inc. *                                       657,000          25,491,600
                                                               -----------------
                                                                      39,107,803
CELLULAR COMMUNICATIONS - 2.47%
Crown Castle International Corp. *                   720,900          20,437,515
Motorola, Inc.                                     1,473,600          33,760,176
                                                               -----------------
                                                                      54,197,691
COAL - 0.68%
CONSOL Energy, Inc.                                  201,000          14,906,160
COLLEGES & UNIVERSITIES - 0.43%
Career Education Corp. *                             252,000           9,507,960
COMPUTERS & BUSINESS EQUIPMENT - 7.06%
Brocade Communications Systems, Inc. *
   (a)                                             1,377,600           9,202,368
CDW Corp. (a)                                        327,600          19,279,260
Cisco Systems, Inc. *                              1,137,300          24,645,291
Hewlett-Packard Company                            1,846,000          60,733,400
International Business Machines Corp.                 97,100           8,007,837
Xerox Corp. *                                      2,153,000          32,725,600
                                                               -----------------
                                                                     154,593,756
CONSTRUCTION MATERIALS - 0.64%
Louisiana-Pacific Corp.                              514,000          13,980,800
COSMETICS & TOILETRIES - 1.81%
Estee Lauder Companies, Inc., Class A                413,200          15,366,908
Kimberly-Clark Corp.                                 420,600   $      24,310,680
                                                               -----------------
                                                                      39,677,588
CRUDE PETROLEUM & NATURAL GAS - 1.59%
EOG Resources, Inc.                                  183,600          13,219,200
Sunoco, Inc.                                         279,000          21,642,030
                                                               -----------------
                                                                      34,861,230
DOMESTIC OIL - 0.53%
Forest Oil Corp. *                                   314,100          11,678,238
ELECTRICAL EQUIPMENT - 0.32%
Molex, Inc. (a)                                      210,000           6,972,000
ELECTRICAL UTILITIES - 1.43%
Constellation Energy Group, Inc.                     123,200           6,740,272
Edison International                                 596,000          24,543,280
                                                               -----------------
                                                                      31,283,552
ELECTRONICS - 1.09%
Arrow Electronics, Inc. *                            361,000          11,649,470
Solectron Corp. *                                  3,049,300          12,197,200
                                                               -----------------
                                                                      23,846,670
ENERGY - 2.18%
NRG Energy, Inc. * (a)                               156,300           7,067,886
TXU Corp.                                            906,900          40,592,844
                                                               -----------------
                                                                      47,660,730
FINANCIAL SERVICES - 7.92%
Bear Stearns Companies, Inc.                         164,900          22,871,630
Citigroup, Inc.                                    1,694,000          80,007,620
Federal Home Loan Mortgage Corp.                     462,200          28,194,200
Federal National Mortgage Association                377,900          19,424,060
Fiserv, Inc. *                                       275,700          11,731,035
IndyMac Bancorp, Inc. (a)                            273,800          11,206,634
                                                               -----------------
                                                                     173,435,179
FOOD & BEVERAGES - 0.94%
Constellation Brands, Inc., Class A *                331,600           8,306,580
Pilgrim's Pride Corp. (a)                            290,400           6,292,968
Smithfield Foods, Inc. *                             205,000           6,014,700
                                                               -----------------
                                                                      20,614,248
HEALTHCARE PRODUCTS - 1.23%
Johnson & Johnson                                    454,000          26,885,880
HEALTHCARE SERVICES - 6.40%
Express Scripts, Inc. *                              470,000          41,313,000
Health Net, Inc. *                                   299,700          15,230,754
Humana, Inc. *                                       469,800          24,734,970
McKesson Corp.                                       860,000          44,831,800
Sierra Health Services, Inc. * (a)                   345,000          14,041,500
                                                               -----------------
                                                                     140,152,024
HOLDINGS COMPANIES/CONGLOMERATES - 2.43%
General Electric Company                           1,533,300          53,328,174
HOMEBUILDERS - 0.73%
Hovnanian Enterprises, Inc., Class A *
   (a)                                               362,000          15,902,660

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS - 0.94%
Darden Restaurants, Inc.                             390,900   $      16,038,627
Marriott International, Inc., Class A                 65,300           4,479,580
                                                               -----------------
                                                                      20,518,207
INDUSTRIAL MACHINERY - 0.98%
Cummins, Inc. (a)                                    107,900          11,340,290
W.W. Grainger, Inc.                                  135,700          10,224,995
                                                               -----------------
                                                                      21,565,285
INSURANCE - 11.32%
ACE, Ltd.                                            469,500          24,418,695
Aetna, Inc.                                          179,200           8,805,888
Allstate Corp.                                       804,200          41,906,862
American International Group, Inc.                   448,100          29,614,929
CIGNA Corp.                                           79,200          10,345,104
Everest Re Group, Ltd.                               233,300          21,783,221
Hartford Financial Services Group, Inc.              562,100          45,277,155
Lincoln National Corp.                               182,300           9,951,757
Prudential Financial, Inc.                           576,000          43,666,560
SAFECO Corp.                                         244,000          12,251,240
                                                               -----------------
                                                                     248,021,411
INTERNATIONAL OIL - 0.99%
ConocoPhillips                                       345,000          21,786,750
LEISURE TIME - 1.47%
Brunswick Corp.                                      304,300          11,825,098
Royal Caribbean Cruises, Ltd. (a)                    483,000          20,295,660
                                                               -----------------
                                                                      32,120,758
MANUFACTURING - 2.95%
Illinois Tool Works, Inc.                            316,500          30,482,115
Stanley Works                                        251,700          12,751,122
Tyco International, Ltd.                             792,200          21,294,336
                                                               -----------------
                                                                      64,527,573
MEDICAL-HOSPITALS - 0.34%
Universal Health Services, Inc.,
   Class B (a)                                       147,300           7,481,367
MINING - 1.75%
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                           210,700          12,593,539
Newmont Mining Corp.                                 498,000          25,841,220
                                                               -----------------
                                                                      38,434,759
PETROLEUM SERVICES - 6.52%
Exxon Mobil Corp.                                  1,748,000         106,383,280
Tesoro Petroleum Corp.                               268,800          18,369,792
Valero Energy Corp.                                  303,900          18,167,142
                                                               -----------------
                                                                     142,920,214
PHARMACEUTICALS - 4.64%
AmerisourceBergen Corp.                            1,044,000          50,393,880
Barr Pharmaceuticals, Inc. *                         301,600          18,994,768
Endo Pharmaceutical Holdings, Inc. *                 162,000           5,315,220
Forest Laboratories, Inc. *                          171,000           7,631,730
King Pharmaceuticals, Inc. *                         330,200           5,695,950
Merck & Company, Inc.                                384,700   $      13,552,981
                                                               -----------------
                                                                     101,584,529
RAILROADS & EQUIPMENT - 1.53%
GATX Corp. (a)                                       122,500           5,058,025
Norfolk Southern Corp.                               526,100          28,446,227
                                                               -----------------
                                                                      33,504,252
RETAIL TRADE - 5.10%
American Eagle Outfitters, Inc.                      223,900           6,685,654
Barnes & Noble, Inc.                                 162,700           7,524,875
Gap, Inc.                                          1,502,900          28,074,172
Home Depot, Inc.                                     478,300          20,232,090
J.C. Penney Company, Inc.                            813,900          49,167,699
                                                               -----------------
                                                                     111,684,490
SEMICONDUCTORS - 3.29%
Emulex Corp. * (a)                                   751,000          12,834,590
Intel Corp.                                        2,451,400          47,434,590
Novellus Systems, Inc. *                             490,000          11,760,000
                                                               -----------------
                                                                      72,029,180
SOFTWARE - 2.12%
Microsoft Corp.                                      738,200          20,086,422
Novell, Inc. *                                     3,430,300          26,344,704
                                                               -----------------
                                                                      46,431,126
STEEL - 0.37%
Nucor Corp.                                           77,100           8,079,309
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.17%
Nokia Oyj, SADR                                    1,242,800          25,750,816
TELEPHONE - 1.32%
ALLTEL Corp.                                          72,000           4,662,000
BellSouth Corp.                                      459,800          15,932,070
CenturyTel, Inc.                                     212,300           8,305,176
                                                               -----------------
                                                                      28,899,246
TOBACCO - 2.39%
Altria Group, Inc.                                   580,300          41,120,058
Loews Corp. - Carolina Group (a)                     237,000          11,202,990
                                                               -----------------
                                                                      52,323,048
TRUCKING & FREIGHT - 0.53%
Fedex Corp.                                           40,000           4,517,600
J.B. Hunt Transport Services, Inc.                   330,800           7,125,432
                                                               -----------------
                                                                      11,643,032
                                                               -----------------
TOTAL COMMON STOCKS (Cost $1,904,845,946)                      $   2,183,659,779
                                                               =================
SHORT TERM INVESTMENTS - 2.86%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      62,667,417   $      62,667,417
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $62,667,417)                                          $      62,667,417
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $5,926,703 on 04/03/2006,
   collateralized by $5,960,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $6,043,678, including
   interest) (c)                           $       5,925,000   $       5,925,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,925,000)                                              $       5,925,000
                                                               -----------------
TOTAL INVESTMENTS (GROWTH & INCOME
   TRUST II)
(COST $1,973,438,363) - 102.81%                                $   2,252,252,196
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (2.81)%                                                         (61,603,169)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   2,190,649,027
                                                               =================

HEALTH SCIENCES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 100.33%
AGRICULTURE - 0.89%
Monsanto Company                                      28,000   $       2,373,000
BIOTECHNOLOGY - 19.94%
Advanced Life Sciences Holdings, Inc. *               41,600             138,944
Affymetrix, Inc. *                                    16,000             526,880
Amgen, Inc. *                                        108,000           7,857,000
Biogen Idec, Inc. *                                   52,300           2,463,330
Biosphere Medical, Inc. *                            111,800             838,500
Cardiome Pharma, Corp. *                              24,700             313,690
Cephalon, Inc. *                                     135,600           8,169,900
Cephalon, Inc. *                                      24,700               2,470
Charles River Laboratories
   International, Inc. *                              11,100             544,122
Combinatorx, Inc. *                                   23,700             282,030
Combinatorx, Inc. * (e)                               21,000             224,721
deCODE genetics, Inc. *                               90,000             780,300
Digene Corp. *                                        10,800             422,280
Exelixis, Inc. *                                     100,700           1,209,407
Genentech, Inc. *                                    102,500           8,662,275
Genmab AS *                                           52,100           1,652,569
GlaxoSmithkline Pharmaceuticals, Ltd.                 19,300             629,310
Human Genome Sciences, Inc. *                         36,800             400,016
Inhibitex, Inc. *                                     32,500             235,950
Integra LifeSciences Holdings Corp. *                  3,900             159,822
Intermune, Inc. *                                     20,700             383,778
Invitrogen Corp. *                                    13,300             932,729
Keryx Biopharmaceuticals, Inc. *                      42,300             808,353
Kosan Biosciences, Inc. *                             34,500             203,205
Martek Biosciences Corp. *                            55,800           1,831,914
Medarex, Inc. *                                        5,000              66,100
MedImmune, Inc. *                                     48,100           1,759,498
MGI Pharma, Inc. *                                   100,100           1,751,750
Momenta Pharmaceuticals, Inc. *                       29,200   $         574,072
Monogram Biosciences, Inc. *                          15,400              28,336
Myogen, Inc. *                                        81,400           2,949,122
Myriad Genetics, Inc. *                               16,400             427,876
Nektar Therapeutics *                                 24,500             499,310
NeoRx Corp. *                                         36,100              47,652
Neurocrine Biosciences, Inc. *                        47,600           3,072,104
Panacos Pharmaceuticals, Inc. *                       33,900             256,284
Tercica, Inc. *                                       27,700             185,590
Trimeris, Inc. *                                     121,700           1,644,167
Vion Pharmaceuticals, Inc. *                         157,000             354,820
                                                               -----------------
                                                                      53,290,176
CHEMICALS - 0.58%
Solvay SA                                             13,400           1,550,047
DRUGS & HEALTH CARE - 6.93%
Biomarin Pharmaceutical, Inc. *                       21,400             287,188
Cell Genesys, Inc. *                                  48,700             388,626
Chugai Pharmaceutical Company, Ltd.                   45,000             817,695
Conor Medsystems, Inc. *                              15,800             464,520
CV Therapeutics, Inc. *                               45,100             995,808
DOV Pharmaceutical, Inc. *                            32,900             525,742
Healthextras, Inc. *                                  36,600           1,291,980
ImClone Systems, Inc. *                              136,200           4,633,524
Immucor Corp. *                                       58,350           1,674,062
OraSure Technologies, Inc. *                          15,400             158,620
Phonak Holding AG                                     24,900           1,418,324
Qiagen NV *                                           81,000           1,207,710
Wyeth                                                 95,618           4,639,385
                                                               -----------------
                                                                      18,503,184
HEALTHCARE PRODUCTS - 15.18%
Alcon, Inc.                                           21,900           2,283,294
Aspect Medical Systems, Inc. *                        16,400             450,016
Baxter International, Inc.                            24,700             958,607
Biomet, Inc.                                          32,400           1,150,848
Boston Scientific Corp. *                             98,400           2,268,120
C.R. Bard, Inc.                                       18,000           1,220,580
Cerus Corp. *                                         62,500             535,000
Dade Behring Holdings, Inc.                           53,764           1,919,912
Dynavax Technologies Corp. *                           7,700              46,431
Edwards Lifesciences Corp. *                          40,800           1,774,800
Fresenius Medical Care AG                              4,200             502,659
Gen-Probe, Inc. *                                     41,500           2,287,480
Henry Schein, Inc. *                                  21,000           1,005,060
Hologic, Inc. *                                       16,000             885,600
Johnson & Johnson                                     33,100           1,960,182
Kinetic Concepts, Inc. *                              38,800           1,597,396
LCA-Vision, Inc.                                      15,500             776,705
Mannkind Corp. *                                      37,700             770,588
Medtronic, Inc.                                       46,000           2,334,500
Nobel Biocare Holding AG, Series BR                    4,000             891,260
Patterson Companies, Inc. *                           41,500           1,460,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
ResMed, Inc. *                                        60,800   $       2,673,984
Respironics, Inc. *                                   14,400             560,304
St. Jude Medical, Inc. *                              66,100           2,710,100
Stereotaxis, Inc. *                                   19,000             239,590
Stryker Corp.                                         31,700           1,405,578
The Medicines Company *                              192,200           3,953,554
Zimmer Holdings, Inc. *                               28,700           1,940,120
                                                               -----------------
                                                                      40,563,068
HEALTHCARE SERVICES - 14.84%
AMERIGROUP Corp. *                                    53,600           1,127,744
Cardinal Health, Inc.                                 51,900           3,867,588
Covance, Inc. *                                       17,800           1,045,750
Coventry Health Care, Inc. *                          23,550           1,271,229
DaVita, Inc. *                                        69,500           4,184,595
Healthsouth Corp. *                                   99,300             495,507
Healthways, Inc. *                                    17,900             911,826
Humana, Inc. *                                        42,300           2,227,095
Lincare Holdings, Inc. *                               4,000             155,840
Medco Health Solutions, Inc. *                        32,400           1,853,928
National Medical Health Card Systems,
   Inc. *                                             16,500             462,000
Quest Diagnostics, Inc.                               41,000           2,103,300
Symbion, Inc. *                                       32,000             724,800
UnitedHealth Group, Inc.                             204,300          11,412,198
Vistacare, Inc. *                                     31,500             488,250
WebMD Health Corp. *                                   4,800             199,872
Wellpoint, Inc. *                                     92,100           7,131,303
                                                               -----------------
                                                                      39,662,825
HOUSEHOLD PRODUCTS - 0.11%
Cryolife, Inc. *                                      24,600             108,240
Endologix, Inc. *                                     37,800             179,550
                                                               -----------------
                                                                         287,790
INSURANCE - 2.86%
Aetna, Inc.                                           36,200           1,778,868
Assurant, Inc.                                        28,000           1,379,000
CIGNA Corp.                                           34,300           4,480,266
                                                               -----------------
                                                                       7,638,134
LIFE SCIENCES - 1.23%
Incyte Corp. *                                       203,000           1,222,060
Symyx Technologies, Inc. *                            74,500           2,066,630
                                                               -----------------
                                                                       3,288,690
MEDICAL-HOSPITALS - 3.07%
Community Health Systems, Inc. *                     104,100           3,763,215
Lifepoint Hospitals, Inc. *                           27,800             864,580
Sunrise Senior Living, Inc. *                         20,400             794,988
Triad Hospitals, Inc. *                               66,500           2,786,350
                                                               -----------------
                                                                       8,209,133
PHARMACEUTICALS - 34.16%
Abbott Laboratories                                   16,700             709,249
Alexion Pharmaceuticals, Inc. *                       65,200           2,309,384
Alexza Pharmaceuticals, Inc. *                         1,800              17,550
Alkermes, Inc. *                                     152,200   $       3,356,010
Allergan, Inc.                                         8,000             868,000
Altus Pharmaceuticals, Inc. *                         30,100             660,093
American Pharmaceutical Partners, Inc. *               3,800             108,262
Amylin Pharmaceuticals, Inc. *                        80,100           3,920,895
Andrx Corp. *                                         36,800             873,632
Array BioPharma, Inc. *                               63,400             579,476
Astellas Pharmaceuticals, Inc.                        60,479           2,300,873
Atherogenics, Inc. *                                  24,200             394,944
Barr Pharmaceuticals, Inc. *                           9,900             623,502
Biocryst Pharmaceuticals, Inc. *                      95,200           1,719,312
Caremark Rx, Inc. *                                   64,112           3,153,028
Celgene Corp. *                                       55,900           2,471,898
Cubist Pharmaceuticals, Inc. *                       122,300           2,809,231
Dusa Pharmaceuticals, Inc. *                           9,100              64,246
Elan Corp. PLC, ADR *                                257,000           3,711,080
Eli Lilly & Company                                   42,227           2,335,153
Encysive Pharmaceuticals, Inc. *                     111,500             545,235
Endo Pharmaceutical Holdings, Inc. *                     400              13,124
Favrille, Inc., Private Placement * (e)               58,319             350,614
Favrille, Inc. *                                      37,100             247,828
Forest Laboratories, Inc. *                           19,700             879,211
Fresenius AG                                           6,800           1,162,306
Gilead Sciences, Inc. *                              200,198          12,456,319
GW Pharmaceuticals PLC *                              57,900              89,625
H. Lundbeck AS                                        16,400             360,135
Idenix Pharmaceuticals, Inc. *                        41,200             559,084
Indevus Pharmaceuticals, Inc. *                       31,200             193,440
Inspire Pharmaceuticals, Inc. *                       25,100             131,273
Medicis Pharmaceutical Corp., Class A                 16,300             531,380
Novartis AG, ADR                                      51,300           2,844,072
Novo Nordisk AS                                        8,200             510,858
NPS Pharmaceuticals, Inc. *                           15,100             128,954
Onyx Pharmaceuticals, Inc. *                          33,238             872,830
OSI Pharmaceuticals, Inc. *                          118,968           3,818,873
PDL BioPharma, Inc. *                                106,800           3,503,040
Penwest Pharmaceuticals Company *                     10,100             219,069
Pfizer, Inc.                                          96,080           2,394,314
Pharmion Corp. *                                      16,800             302,736
Rigel Pharmaceuticals, Inc. *                         43,400             498,666
Roche Holdings AG                                     25,100           3,739,999
Sanofi-Aventis                                        20,700           1,972,364
Schering-Plough Corp.                                 75,000           1,424,250
Schwarz Pharma AG                                     21,160           1,704,134
Sepracor, Inc. *                                     130,600           6,374,586
Shire Pharmaceuticals Group PLC, ADR                  28,200           1,311,018
Teva Pharmaceutical Industries, Ltd.,
   SADR                                               20,415             840,690
Theravance, Inc. *                                    80,100           2,246,004
Towa Pharmaceutical Co., Ltd.                         15,800             351,649
United Therapeutics Corp. *                            5,200             344,656
Valeant Pharmaceuticals International                 46,400             735,440
Vertex Pharmaceuticals, Inc. *                       104,604           3,827,460

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
ViroPharma, Inc. *                                    63,200   $         802,640
                                                               -----------------
                                                                      91,273,694
REAL ESTATE - 0.16%
Ventas, Inc., REIT                                    12,700             421,386
RETAIL TRADE - 0.28%
Walgreen Company                                      17,400             750,462
SOFTWARE - 0.10%
Allscripts Healthcare Solution, Inc. *                14,600             267,326
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $231,934,283)                        $     268,078,915
                                                               -----------------
PREFERRED STOCKS - 0.01%
BIOTECHNOLOGY - 0.01%
NeoRx Corp., Series B * (e)                                6              17,330
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $60,000)                          $          17,330
                                                               -----------------
WARRANTS - 0.05%
BIOTECHNOLOGY - 0.03%
Myogen, Inc.
   (Expiration date 09/29/2009; strike
   price $7.80) (e)                                    2,960              84,035
NeoRx Corp.
   (Expiration date 02/01/2011; strike
   price $0.97) (e)                                   11,721               4,899
   (Expiration date 12/03/2008; strike
   price $6.00)                                        2,400                   0
                                                               -----------------
                                                                          88,934
HEALTHCARE PRODUCTS - 0.01%
Mannkind Corp.
   (Expiration date 08/05/2010; strike
   price $12.228) (e)                                 21,000              34,490
PHARMACEUTICALS - 0.01%
Favrille, Inc.
   (Expiration date 03/06/2011; strike
   price $5.26) (e)                                   20,411              15,349
                                           -----------------   -----------------
TOTAL WARRANTS (Cost $3,446)                                   $         138,773
                                                               -----------------
CONVERTIBLE BONDS - 0.01%
BIOTECHNOLOGY - 0.01%
NeoRx Corp.
   8.00% due 05/31/2006 (e)                $          16,409              27,849
                                           -----------------   -----------------
TOTAL CONVERTIBLE BONDS (Cost $16,409)                         $          27,849
                                                               -----------------
INVESTMENT COMPANIES - 0.10%
PHARMACEUTICALS - 0.10%
Pharmaceutical HOLDRs Trust                            3,700             264,180
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $296,074)                                             $         264,180
                                                               -----------------
SHORT TERM INVESTMENTS - 0.00%
T. Rowe Price Reserve Investment
   Fund (c)                                $           1,945   $           1,945
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,945)                                               $           1,945
                                                               -----------------
TOTAL INVESTMENTS (HEALTH SCIENCES
   TRUST)
   (COST $232,312,157) - 100.50%                               $     268,528,992
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.50)%                                                   (1,341,188)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     267,187,804
                                                               =================

HIGH YIELD TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 0.21%
CABLE AND TELEVISION - 0.08%
NTL, Inc. *                                           51,012   $       1,484,959
ELECTRICAL UTILITIES - 0.00%
PNM Resources, Inc.                                      210               5,124
HOUSEHOLD PRODUCTS - 0.12%
Home Interiors *                                   8,156,737           2,202,319
INTERNET CONTENT - 0.01%
Globix Corp. * (a)                                    68,906             190,180
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Viatel Holding, Ltd. *                                11,667                  59
XO Holdings, Inc. * (a)                                5,374              21,227
                                                               -----------------
                                                                          21,286
                                                               -----------------
TOTAL COMMON STOCKS (Cost $11,746,478)                         $       3,903,868
                                                               -----------------
PREFERRED STOCKS - 0.05%
AUTO PARTS - 0.05%
Delphi Trust I * (a)                                 114,918             942,328
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA * (e)                   170,850               1,708
McLeodUSA, Inc., Class A *                            13,678                 137
                                                               -----------------
                                                                           1,845
                                                               -----------------
TOTAL PREFERRED STOCKS (Cost $5,707,526)                       $         944,173
                                                               -----------------
WARRANTS - 0.02%
BROADCASTING - 0.00%
XM Satellite Radio, Inc.
   (Expiration date 03/15/2010; strike
   price $45.24) *                                     1,295              27,195
GOVERNMENT OF MEXICO - 0.02%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00) *                                    24,500             117,600
   (Expiration date 09/01/2006; strike
   price $35.00) *                                     2,200              16,500
   (Expiration date 11/09/2006; strike
   price $22.50) *                                    31,000              93,000
                                                               -----------------
                                                                         227,100
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA
   (Expiration date 04/01/2007; strike
   price $0.01) * (e)                                  1,675                 419
McLeodUSA, Inc.
   (Expiration date 04/16/2007; strike
   price $1.354) *                                    36,926                   4

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
WARRANTS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
XO Holdings, Inc., Series A
   (Expiration date 01/16/2010; strike
   price $6.25) *                                     12,393   $           5,577
XO Holdings, Inc., Series B
   (Expiration date 01/16/2010; strike
   price $7.50) *                                      9,293               3,717
XO Holdings, Inc., Series C
   (Expiration date 01/15/2010; strike
   price $10.00) *                                     9,293               2,323
                                                               -----------------
                                                                          12,040
                                                               -----------------
TOTAL WARRANTS (Cost $275,126)                                 $         266,335
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 9.28%
ARGENTINA - 0.43%
Republic of Argentina, Series GDP
   zero coupon due 12/15/2035 (b)          EUR     1,400,000             152,939
   4.50% due 12/15/2035 (a)(b)             $       2,760,000             255,300
   4.889% due 08/03/2012 (b)                       2,817,300           2,303,143
   7.00% due 03/18/2049                    EUR 2,185,000,000             400,926
   7.625 due 08/11/2007                        4,400,000,000             751,599
   8.00% due 02/26/2008                              450,000             162,716
   8.00% due 10/30/2009                        1,425,000,000             247,896
   8.50% due 02/23/2049                            2,003,000             382,245
   9.00% due 05/26/2009                              300,000             108,186
   9.00% due 11/19/2008                              222,000              39,266
   9.00% due 06/20/2049                              925,000             326,837
   9.25% due 10/21/2049                            1,075,000             373,835
   9.25% due 07/20/2049                              600,000             214,114
   9.75% due 11/26/2049                            1,975,000             689,211
   10.00% due 02/22/2007                             825,000             296,911
   10.00% due 09/07/2007 @                         1,000,000             352,002
   10.00% due 01/03/2007 @                     1,075,000,000             201,362
   10.50% due 11/14/2049                           3,500,000             627,743
   11.75% due 05/20/2011                             275,000              49,493
                                                               -----------------
                                                                       7,935,724
BRAZIL - 2.06%
Federative Republic of Brazil
   5.1875% due 04/15/2009 (b)              $         730,692             730,692
   5.25% due 04/15/2012 (a)(b)                     7,701,495           7,697,644
   7.875% due 03/07/2015 (a)                       3,260,000           3,519,170
   8.00% due 01/15/2018 (a)                          458,000             496,243
   8.25% due 01/20/2034 (a)                        9,725,000          10,716,950
   8.75% due 02/04/2025                            2,295,000           2,627,775
   8.875% due 10/14/2019 (a)                       6,175,000           7,132,125
   10.50% due 07/14/2014 (a)                       1,150,000           1,431,750
   12.25% due 03/06/2030                           2,295,000           3,494,138
                                                               -----------------
                                                                      37,846,487
BULGARIA - 0.10%
Republic of Bulgaria
   8.25% due 01/15/2015                            1,575,000           1,843,538
COLOMBIA - 0.48%
Republic of Colombia
   8.125% due 05/21/2024                   $       2,190,000   $       2,452,800
   10.375% due 01/28/2033                          1,360,000           1,893,800
   10.75% due 01/15/2013                             415,000             515,637
   11.75% due 02/25/2020                           2,700,000           3,847,500
                                                               -----------------
                                                                       8,709,737
ECUADOR - 0.26%
Republic of Ecuador
   zero coupon, Step up to 10% on
   08/15/2006 due 08/15/2030 (a)(b)                4,255,000           4,255,000
   9.375% due 12/15/2015                             500,000             524,750
                                                               -----------------
                                                                       4,779,750
EL SALVADOR - 0.09%
Republic of El Salvador
   7.75% due 01/24/2023                            1,095,000           1,215,450
   8.25% due 04/10/2032                              450,000             509,625
                                                               -----------------
                                                                       1,725,075
MEXICO - 1.66%
Government of Mexico
   5.625% due 01/15/2017                           9,900,000           9,588,150
   6.375% due 01/16/2013 (a)                       6,233,000           6,388,825
   6.625% due 03/03/2015 (a)                       1,142,000           1,191,677
   8.125% due 12/30/2019                           3,725,000           4,376,875
   8.30% due 08/15/2031                            1,175,000           1,419,988
   8.375% due 01/14/2011 (a)                       2,310,000           2,559,480
   10.375% due 02/17/2009 (a)                      2,325,000           2,610,975
   11.375% due 09/15/2016                          1,675,000           2,360,912
                                                               -----------------
                                                                      30,496,882
PANAMA - 0.17%
Republic of Panama
   9.375% due 04/01/2029                           2,450,000           3,105,375
PERU - 0.42%
Republic of Peru
   7.35% due 07/21/2025                            2,672,000           2,625,240
   8.375% due 05/03/2016                             325,000             352,625
   8.75% due 11/21/2033 (a)                        2,955,000           3,294,825
   9.875% due 02/06/2015 (a)                       1,200,000           1,416,000
                                                               -----------------
                                                                       7,688,690
PHILIPPINES - 0.53%
Republic of Philippines
   8.00% due 01/15/2016 (a)                        1,100,000           1,182,500
   8.25% due 01/15/2014 (a)                          650,000             704,438
   9.375% due 01/18/2017                             250,000             290,625
   9.50% due 02/02/2030 (a)                        1,850,000           2,196,875
   10.625% due 03/16/2025 (a)                      4,125,000           5,347,031
                                                               -----------------
                                                                       9,721,469
POLAND - 0.11%
Republic of Poland
   5.25% due 01/15/2014 (a)                        2,000,000           1,970,000


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
RUSSIA - 1.38%
Russian Federation
   5.00% due 03/31/2030                    $      11,900,000   $      13,056,680
   8.25% due 03/31/2010 (a)                        1,575,000           1,665,877
   11.00% due 07/24/2018                           6,780,000           9,716,418
   12.75% due 06/24/2028                             490,000             874,062
                                                               -----------------
                                                                      25,313,037
SOUTH AFRICA - 0.17%
Republic of South Africa
   6.50% due 06/02/2014 (a)                          820,000             862,025
   7.375% due 04/25/2012                             955,000           1,036,175
   9.125% due 05/19/2009                           1,175,000           1,289,563
                                                               -----------------
                                                                       3,187,763
TURKEY - 0.87%
Republic of Turkey
   7.00% due 06/05/2020 (a)                        2,425,000           2,449,250
   7.25% due 03/15/2015                            1,825,000           1,900,281
   7.375% due 02/05/2025                           5,045,000           5,227,881
   9.50% due 01/15/2014                              675,000             796,500
   11.00% due 01/14/2013                           1,500,000           1,882,500
   11.50% due 01/23/2012                             825,000           1,031,250
   11.75% due 06/15/2010                             400,000             481,000
   11.875% due 01/15/2030 (a)                      1,405,000           2,168,969
                                                               -----------------
                                                                      15,937,631
UKRAINE - 0.08%
Republic of Ukraine
   7.65% due 06/11/2013 (a)                        1,329,000           1,394,653
VENEZUELA - 0.47%
Republic of Venezuela
   zero coupon due 04/15/2020                        346,000             115,910
   5.375% due 08/07/2010                             425,000             411,612
   6.75% due 03/31/2020                              300,000             300,000
   7.65% due 04/21/2025 (a)                        2,875,000           3,103,562
   9.375% due 01/13/2034                             525,000             670,688
   10.75% due 09/19/2013                           3,245,000           4,046,515
                                                               -----------------
                                                                       8,648,287
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $165,225,358)                                            $     170,304,098
                                                               -----------------
CORPORATE BONDS - 79.95%
ADVERTISING - 1.50%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                             120,000             130,050
Lamar Media Corp.
   6.625% due 08/15/2015                           5,525,000           5,497,375
R.H. Donnelley Corp.
   6.875% due 01/15/2013                           6,125,000           5,726,875
   8.875% due 01/15/2016                           9,750,000          10,140,000
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                          1,175,000           1,302,781
Vertis, Inc.
   9.75% due 04/01/2009 (a)                        4,590,000           4,704,750
                                                               -----------------
                                                                      27,501,831
AEROSPACE - 0.95%
Argo-Tech Corp.
   9.25% due 06/01/2011                    $       2,380,000   $       2,510,900
DRS Technologies, Inc.
   6.875% due 11/01/2013                           4,625,000           4,625,000
   7.625% due 02/01/2018                             375,000             386,250
Moog, Inc.
   6.25% due 01/15/2015                               95,000              93,575
Sequa Corp.
   9.00% due 08/01/2009                            6,040,000           6,462,800
Sequa Corp., Series B
   8.875% due 04/01/2008                           3,180,000           3,315,150
TransDigm, Inc.
   8.375% due 07/15/2011                              10,000              10,450
                                                               -----------------
                                                                      17,404,125
AGRICULTURE - 0.73%
Case New Holland, Inc.
   7.125% due 03/01/2014                           4,575,000           4,517,812
   9.25% due 08/01/2011                              600,000             640,500
Hines Nurseries, Inc.
   10.25% due 10/01/2011                           2,150,000           2,101,625
Pilgrim's Pride Corp.
   9.25% due 11/15/2013                            1,740,000           1,753,050
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
   01/15/2008 due 07/15/2012                       1,800,000           1,611,000
United Agri Products, Inc.
   8.25% due 12/15/2011                            2,635,000           2,740,400
                                                               -----------------
                                                                      13,364,387
AIR TRAVEL - 0.04%
Continental Airlines, Inc.
   6.541% due 09/15/2008                             302,142             284,564
   6.80% due 07/02/2007                              404,941             383,590
                                                               -----------------
                                                                         668,154
ALUMINUM - 0.19%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                          3,225,000           3,555,563
AMUSEMENT & THEME PARKS - 0.16%
Six Flags, Inc.
   9.625% due 06/01/2014                           2,525,000           2,543,938
   9.75% due 04/15/2013                              375,000             377,812
                                                               -----------------
                                                                       2,921,750
APPAREL & TEXTILES - 0.91%
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010                              500,000             472,500
Levi Strauss & Company
   7.73% due 04/01/2012 (a)                        1,150,000           1,190,250
   9.75% due 01/15/2015 (a)                        3,100,000           3,262,750
12.25% due 12/15/2012                              4,585,000           5,209,706
Quiksilver, Inc.
   6.875% due 04/15/2015 (a)                       3,357,000           3,264,683
Tommy Hilfiger USA, Inc.
   6.85% due 06/01/2008                            3,250,000           3,331,250
                                                               -----------------
                                                                      16,731,139

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
AUTO PARTS - 0.73%
CSK Auto, Inc.
   7.00% due 01/15/2014                    $       3,900,000   $       3,714,750
Keystone Automotive Operations
   9.75% due 11/01/2013                            3,740,000           3,272,500
Tenneco Automotive, Inc.
   8.625% due 11/15/2014 (a)                       3,800,000           3,800,000
   10.25% due 07/15/2013                             180,000             199,800
TRW Automotive, Inc.
   9.375% due 02/15/2013                           2,203,000           2,381,994
                                                               -----------------
                                                                      13,369,044
AUTOMOBILES - 3.08%
Ford Motor Company
   6.625% due 10/01/2028                           1,025,000             686,750
   7.45% due 07/16/2031 (a)                       44,400,000          32,967,000
   8.90% due 01/15/2032                            1,250,000             981,250
General Motors Corp.
   8.25% due 07/15/2023 (a)                        1,700,000           1,224,000
   8.375% due 07/15/2033 (a)                      21,600,000          15,822,000
Hertz Corp., Class A
   8.875% due 01/01/2014                           4,575,000           4,746,563
                                                               -----------------
                                                                      56,427,563
BROADCASTING - 2.79%
CanWest Media, Inc.
   8.00% due 09/15/2012 (a)                        6,749,282           6,918,014
CCH I Holdings LLC
   zero coupon, Step up to 11.75% on
      5/15/2006 due 05/15/2014 (a)                 3,725,000           1,937,000
CCH I LLC
   11.00% due 10/01/2015                          13,540,000          11,255,125
CCO Holdings LLC/ CCO Holdings Capital
   Corp.
   8.75% due 11/15/2013                            2,675,000           2,601,437
Charter Communications Operating LLC
   8.00% due 04/30/2012                              355,000             353,225
   8.375% due 04/30/2014                           8,840,000           8,817,900
CSC Holdings, Inc.
   7.00% due 04/15/2012                            5,285,000           5,166,088
   7.625% due 07/15/2018                             725,000             716,844
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011 (a)                       2,935,000           2,949,675
   8.125% due 07/15/2009                             270,000             279,112
Liberty Media Corp.
   5.70% due 05/15/2013 (a)                          245,000             227,828
   7.75% due 07/15/2009 (a)                           60,000              62,989
   7.875% due 07/15/2009 (a)                         225,000             236,760
   8.25% due 02/01/2030 (a)                          180,000             173,942
Radio One, Inc.
   6.375% due 02/15/2013 (a)                       8,140,000           7,733,000
Salem Communications Holding Corp.
   9.00% due 07/01/2011                            1,613,000           1,689,618
                                                               -----------------
                                                                      51,118,557
BUILDING MATERIALS & CONSTRUCTION -
   0.65%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014 (a)                5,750,000           3,306,250
Brand Services, Inc.
   12.00% due 10/15/2012                   $       2,580,000   $       2,760,600
NTK Holdings, Inc.
   zero coupon, Step up to 10.75% on
      09/01/2009 due 03/01/2014 (a)                7,400,000           5,402,000
Texas Industries, Inc.
   7.25% due 07/15/2013                              375,000             386,250
                                                               -----------------
                                                                      11,855,100
BUSINESS SERVICES - 2.87%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                          1,850,000           1,757,500
Buhrmann US, Inc.
   7.875% due 03/01/2015                           2,500,000           2,531,250
Cardtronics, Inc.
   9.25% due 08/15/2013                            2,700,000           2,700,000
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                               73,000              79,022
   11.25% due 06/15/2011                           2,375,000           2,535,312
Conveo Corp.
   7.875% due 12/01/2013                           3,250,000           3,176,875
Interep National Radio Sales, Inc.,
   Series B, Class A
   10.00% due 07/01/2008 (a)                       2,328,000           1,955,520
Invensys PLC
   9.875% due 03/15/2011 (a)                       3,190,000           3,389,375
Iron Mountain, Inc.
   6.625% due 01/01/2016                              50,000              47,000
   7.75% due 01/15/2015                            7,126,000           7,179,445
   8.25% due 07/01/2011                            3,525,000           3,560,250
   8.625% due 04/01/2013                           2,310,000           2,402,400
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                           4,925,000           5,208,188
Xerox Capital Trust I
   8.00% due 02/01/2027                            6,100,000           6,313,500
Xerox Corp.
   6.40% due 03/15/2016                            8,925,000           8,858,063
   7.20% due 04/01/2016 (a)                          310,000             326,275
   9.75% due 01/15/2009                              545,000             596,094
                                                               -----------------
                                                                      52,616,069
CABLE AND TELEVISION - 4.02%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                           3,575,000           3,396,250
CSC Holdings, Inc.
   7.25% due 07/15/2008                            2,550,000           2,575,500
DirecTV Holdings LLC
   6.375% due 06/15/2015                           9,775,000           9,652,812
   8.375% due 03/15/2013                           3,019,000           3,222,782
Echostar DBS Corp.
   6.375% due 10/01/2011 (a)                         585,000             571,837
   6.625% due 10/01/2014 (a)                      14,000,000          13,527,500
   7.125% due 02/01/2016                             575,000             565,656
Insight Communications, Inc.
   12.25 due 02/15/2011 (a)                          525,000             557,813
LIN Television Corp.
   6.50% due 05/15/2013                            3,725,000           3,501,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CABLE AND TELEVISION (CONTINUED)
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                    $       2,815,000   $       3,040,200
Mediacom Broadband LLC
   8.50% due 10/15/2015 (a)                        1,600,000           1,536,000
   11.00% due 07/15/2013                           2,520,000           2,683,800
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                        1,925,000           1,905,750
Rainbow National Services LLC
   10.375% due 09/01/2014                          2,750,000           3,080,000
Renaissance Media Group, LLC
   10.00% due 04/15/2008                             235,000             235,000
Rogers Cable, Inc.
   6.25% due 06/15/2013 (a)                          850,000             841,500
   6.75% due 03/15/2015                               70,000              71,400
   7.875% due 05/01/2012 (a)                          35,000              37,713
   8.75% due 05/01/2032 (a)                        4,200,000           4,977,000
Shaw Communications, Inc.
   8.25% due 04/11/2010                              235,000             249,688
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                            4,280,000           4,365,600
   8.75% due 12/15/2011                            2,615,000           2,749,019
Videotron Ltee
   6.375% due 12/15/2015                           6,775,000           6,631,031
Young Broadcasting, Inc.
   8.75% due 01/15/2014                              250,000             213,750
   10.00% due 03/01/2011 (a)                       3,800,000           3,505,500
                                                               -----------------
                                                                      73,694,601
CELLULAR COMMUNICATIONS - 2.63%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010 (a)                       1,350,000           1,501,875
   12.00% due 07/31/2009                           1,031,000           1,110,902
American Tower Corp.
   7.25% due 12/01/2011                              425,000             443,062
   7.50% due 05/01/2012 (a)                        5,750,000           6,023,125
Centennial Communications Corp.
   10.00% due 01/01/2013                             475,000             493,406
   10.125% due 06/15/2013                          4,025,000           4,397,313
   10.25% due 01/01/2013 (b)                       1,425,000           1,474,875
   10.75% due 12/15/2008                             683,000             697,514
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                           2,750,000           2,908,125
Nextel Communications, Inc.
   6.875% due 10/31/2013                           1,260,000           1,300,035
   7.375% due 08/01/2015                          15,825,000          16,596,263
Rogers Wireless, Inc.
   7.50% due 03/15/2015                              240,000             257,400
   9.625% due 05/01/2011                             550,000             631,813
SBA Communications Corp.
   8.50% due 12/01/2012                              524,000             581,640
SBA Telecommunication /
   SBA Communications Corp.
   zero coupon, Step up to 9.75% on
   12/15/2007 due 12/15/2011                       2,236,000           2,135,380
UbiquiTel Operating Company
   9.875% due 03/01/2011                           3,725,000           4,069,563
US Unwired, Inc., Series B
   10.00% due 06/15/2012 (a)               $       3,300,000   $       3,700,125
                                                               -----------------
                                                                      48,322,416
CHEMICALS - 3.97%
Airgas, Inc.
   9.125% due 10/01/2011                             180,000             190,350
Equistar Chemicals LP
   10.125% due 09/01/2008                          2,358,000           2,505,375
   10.625% due 05/01/2011                          1,165,000           1,261,112
Ethyl Corp.
   8.875% due 05/01/2010                           3,250,000           3,371,875
FMC Corp.
   7.75% due 07/01/2011                              425,000             443,570
Hercules, Inc.
   6.75% due 10/15/2029                            6,250,000           6,125,000
Huntsman ICI Chemicals
   10.125% due 07/01/2009                  EUR       607,000             766,248
Huntsman International LLC
   7.375% due 01/01/2015                   $       3,575,000           3,610,750
   9.875% due 03/01/2009                             365,000             381,425
Huntsman LLC
   11.625% due 10/15/2010                             81,000              91,732
IMC Global, Inc.
   7.30% due 01/15/2028                              145,000             133,944
   10.875% due 08/01/2013 (a)                        900,000           1,030,500
Innophos, Inc.
   8.875% due 08/15/2014                           2,075,000           2,158,000
JohnsonDiversey, Inc., Series B
   9.625% due 05/15/2012                             190,000             194,987
Lubrizol Corp.
   5.50% due 10/01/2014                               80,000              77,472
Lyondell Chemical Company
   9.50% due 12/15/2008                              780,000             811,200
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                           2,075,000           2,142,437
Methanex Corp.
   8.75% due 08/15/2012 (a)                        2,085,000           2,277,863
Millennium America, Inc.
   9.25% due 06/15/2008                            1,720,000           1,747,950
Nalco Company
   7.75% due 11/15/2011                              250,000             253,125
   8.875% due 11/15/2013 (a)                       9,200,000           9,568,000
Nova Chemicals Corp.
   6.50% due 01/15/2012 (a)                       11,245,000          10,457,850
OM Group, Inc.
   9.25% due 12/15/2011                            4,675,000           4,838,625
Omnova Solutions, Inc.
   11.25% due 06/01/2010                              90,000              94,500
PQ Corp.
   7.50% due 02/15/2013                            5,575,000           5,352,000
Rhodia SA
   7.625% due 06/01/2010                           2,425,000           2,461,375
   8.875% due 06/01/2011 (a)                       6,175,000           6,360,250
   10.25% due 06/01/2010 (a)                         309,000             346,466

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
Union Carbide Chemicals & Plastics
   7.875% due 04/01/2023                   $          55,000   $          60,363
Westlake Chemical Corp.
   6.625% due 01/15/2016 (a)                       3,775,000           3,732,531
                                                               -----------------
                                                                      72,846,875
COAL - 0.28%
Massey Energy Company
   6.625% due 11/15/2010 (a)                       3,610,000           3,673,175
   6.875% due 12/15/2013 (a)                       1,425,000           1,396,500
                                                               -----------------
                                                                       5,069,675
COMMERCIAL SERVICES - 0.27%
DynCorp International LLC, Series B
   9.50% due 02/15/2013                            4,775,000           4,966,000
COMPUTERS & BUSINESS EQUIPMENT - 0.39%
Seagate Technology Holdings
   8.00% due 05/15/2009                            3,000,000           3,116,250
Unisys Corp.
   8.00% due 10/15/2012                            4,100,000           4,028,250
                                                               -----------------
                                                                       7,144,500
CONSTRUCTION & MINING EQUIPMENT - 0.27%
Terex Corp.
   7.375% due 01/15/2014                           4,838,000           4,958,950
CONSTRUCTION MATERIALS - 0.15%
Nortek, Inc.
   8.50% due 09/01/2014                            2,725,000           2,772,688
CONTAINERS & GLASS - 1.77%
Graphic Packaging International Corp.
   8.50% due 08/15/2011 (a)                        2,500,000           2,475,000
   9.50% due 08/15/2013 (a)                        4,925,000           4,604,875
Owens-Brockway Glass Container, Inc.
   6.75% due 12/01/2014 (a)                        1,847,000           1,805,443
   7.75% due 05/15/2011                              365,000             380,512
   8.75% due 11/15/2012                            1,175,000           1,257,250
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                            1,050,000           1,060,500
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010 (a)                        3,210,000           3,250,125
Plastipak Holdings, Inc.
   8.50% due 12/15/2015 (a)                        3,550,000           3,621,000
Pliant Corp.
   11.625% due 06/15/2009 @                          809,261             906,372
   12.75% due 06/15/2010 @                         1,460,000             598,600
   13.00% due 06/01/2010 @                           660,000             270,600
Radnor Holdings Corp.
   11.00% due 03/15/2010 (a)                       2,275,000           1,774,500
Stone Container Corp.
   8.375% due 07/01/2012                           4,250,000           4,186,250
   9.75% due 02/01/2011                            2,525,000           2,594,438
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010 (a)                       2,566,000           1,655,070
Tekni-Plex, Inc.
   8.75% due 11/15/2013 (a)                        2,175,000           2,044,500
                                                               -----------------
                                                                      32,485,035
CORRECTIONAL FACILITIES - 0.42%
Corrections Corporation of America
   6.25% due 03/15/2013                    $       5,470,000   $       5,381,113
   6.75% due 01/31/2014                            2,225,000           2,250,031
                                                               -----------------
                                                                       7,631,144
COSMETICS & TOILETRIES - 0.54%
Del Laboratories, Inc.
   8.00% due 02/01/2012 (a)                        4,275,000           3,462,750
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                           1,446,000           1,574,332
Playtex Products, Inc.
   9.375% due 06/01/2011 (a)                       4,609,000           4,816,405
                                                               -----------------
                                                                       9,853,487
CRUDE PETROLEUM & NATURAL GAS - 1.41%
Chesapeake Energy Corp.
   6.25% due 01/15/2018                            2,400,000           2,346,000
   6.625% due 01/15/2016                           1,970,000           1,965,075
   6.875% due 01/15/2016                           5,384,000           5,424,380
   6.875% due 11/15/2020                           4,500,000           4,533,750
   7.00% due 08/15/2014                            1,975,000           2,019,437
   7.50% due 09/15/2013 (a)                           60,000              62,700
   7.75% due 01/15/2015                               35,000              36,575
Houston Exploration Company
   7.00% due 06/15/2013                            3,675,000           3,564,750
Kerr-McGee Corp.
   6.875% due 09/15/2011                           5,500,000           5,750,008
Plains Exploration & Production Company
   7.125% due 06/15/2014 (a)                         105,000             107,887
   8.75% due 07/01/2012                               45,000              48,038
                                                               -----------------
                                                                      25,858,600
DOMESTIC OIL - 1.50%
Amerada Hess Corp.
   7.30% due 08/15/2031 (a)                          345,000             384,124
Exco Resources, Inc.
   7.25% due 01/15/2011                            6,911,000           6,876,445
Forest Oil Corp.
   8.00% due 06/15/2008                              102,000             105,825
   8.00% due 12/15/2011                              285,000             306,375
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                            3,456,000           3,706,560
Stone Energy Corp.
   8.25% due 12/15/2011 (a)                        3,400,000           3,417,000
Swift Energy Company
   7.625% due 07/15/2011                           1,725,000           1,742,250
   9.375% due 05/01/2012 (a)                       3,375,000           3,602,813
Whiting Petroleum Corp.
   7.00% due 02/01/2014                            6,500,000           6,435,000
   7.25% due 05/01/2012                              875,000             871,719
                                                               -----------------
                                                                      27,448,111
DRUGS & HEALTH CARE - 1.01%
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                            3,100,000           2,937,250
Rite Aid Corp.
   6.125% due 12/15/2008 (a)                       2,000,000           1,945,000
   7.50% due 01/15/2015                            2,550,000           2,473,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
DRUGS & HEALTH CARE (CONTINUED)
Rite Aid Corp. (continued)
   8.125% due 05/01/2010 (a)               $         890,000   $         908,913
   9.50% due 02/15/2011 (a)                          365,000             385,075
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014 (a)                        7,475,000           6,858,312
Warner Chilcott Corp.
   8.75% due 02/01/2015                              825,000             818,813
WH Holdings/WH Capital Corp.
   9.50% due 04/01/2011                            1,975,000           2,133,000
                                                               -----------------
                                                                      18,459,863
ELECTRICAL UTILITIES - 2.85%
AES Corp.
   7.75% due 03/01/2014                            3,575,000           3,753,750
   8.75% due 05/15/2013                              465,000             499,294
   8.875% due 02/15/2011                           4,215,000           4,541,662
   9.00% due 05/15/2015                              700,000             759,500
   9.375% due 09/15/2010 (a)                       5,100,000           5,559,000
   9.50% due 06/01/2009 (a)                          995,000           1,074,600
Allegheny Energy Supply Company LLC
   7.80% due 03/15/2011                               35,000              37,100
Calpine Corp.
   8.50% due 07/15/2010 (a)                        5,775,000           5,298,563
   8.75% due 07/15/2013 (a)                          925,000             848,688
Calpine Generating Company LLC
   13.2163% due 04/01/2011 (a)(b)                  3,500,000           3,832,500
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                             340,000             378,784
CMS Energy Corp.
   8.50% due 04/15/2011 (a)                          270,000             291,600
Edison Mission Energy
   9.875% due 04/15/2011                           2,426,000           2,741,380
   10.00% due 08/15/2008                           3,776,000           4,040,320
FirstEnergy Corp.
   7.375% due 11/15/2031                             170,000             188,831
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                          6,896,000           7,137,360
   8.50% due 10/01/2021 @                          1,868,000           1,900,690
Nevada Power Company
   5.875% due 01/15/2015                             165,000             161,917
   6.50% due 04/15/2012                               80,000              81,694
   9.00% due 08/15/2013                              199,000             219,173
   10.875% due 10/15/2009                             16,000              17,254
Reliant Energy, Inc.
   6.75% due 12/15/2014                              280,000             247,100
   9.25% due 07/15/2010 (a)                        3,700,000           3,704,625
   9.50% due 07/15/2013 (a)                        4,175,000           4,180,219
TXU Corp., Series P
   5.55% due 11/15/2014 (a)                          295,000             275,942
TXU Corp., Series Q
   6.50% due 11/15/2024                              290,000             264,312
TXU Corp., Series R
   6.55% due 11/15/2034 (a)                          225,000             203,050
                                                               -----------------
                                                                      52,238,908
ELECTRONICS - 0.30%
L-3 Communications Corp.
   6.125% due 07/15/2013                   $         245,000   $         238,875
   7.625% due 06/15/2012                           3,500,000           3,613,750
Muzak, LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                       2,570,000           1,403,862
Sanmina-SCI Corp.
   6.75% due 03/01/2013 (a)                          105,000             100,013
Thomas & Betts Corp.
   6.39% due 02/10/2009                               15,000              15,244
   7.25% due 06/01/2013                               65,000              68,454
                                                               -----------------
                                                                       5,440,198
ENERGY - 1.57%
El Paso Energy
   7.375% due 12/15/2012 (a)                       2,000,000           2,035,000
Inergy, L.P.
   6.875% due 12/15/2014                           6,575,000           6,246,250
NRG Energy, Inc.
   7.25% due 02/01/2014 (a)                        2,800,000           2,845,500
   7.375% due 02/01/2016                          12,400,000          12,663,500
Peabody Energy Corp.
   6.875% due 03/15/2013 (a)                         310,000             314,650
Sonat, Inc.
   7.625% due 07/15/2011                           4,300,000           4,429,000
TECO Energy, Inc.
   7.00% due 05/01/2012 (a)                           25,000              25,844
   7.20% due 05/01/2011                              255,000             265,837
                                                               -----------------
                                                                      28,825,581
FINANCIAL SERVICES - 7.63%
Arch Western Finance LLC
   6.75% due 07/01/2013                              395,000             392,037
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                           3,784,000           4,190,780
Chukchansi Economic Development
   Authority
   8.00% due 11/15/2013                            1,650,000           1,691,250
   8.06% due 11/15/2012                            2,000,000           2,045,000
Ford Motor Credit Company
   4.95% due 01/15/2008                            1,600,000           1,491,006
   6.625% due 06/16/2008 (a)                      17,720,000          16,771,785
   7.875% due 06/15/2010                           1,000,000             937,467
General Motors Acceptance Corp.
   8.00% due 11/01/2031 (a)                       27,775,000          26,250,208
Global Cash Access LLC
   8.75% due 03/15/2012                            2,198,000           2,360,103
Hexion US Finance Corp/Hexion Nova
   Scotia Finance ULC
   9.00% due 07/15/2014 (a)                        7,325,000           7,544,750
iPCS, Inc.
   11.50% due 05/01/2012                           1,650,000           1,881,000
JSG Funding PLC
   9.625% due 10/01/2012                           4,265,000           4,510,238
   10.125% due 10/01/2012                  EUR     2,200,000           2,977,451
Nell AF SARL
   8.375% due 08/15/2015 (a)               $       3,975,000           3,945,188

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013            $       1,500,000   $       1,230,000
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                        1,400,000           1,323,000
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                             205,000             198,850
TRAINS HY-2005-1
   7.651% due 06/15/2015 (a)(b)                   56,743,536          57,381,901
Ucar Finance, Inc.
   10.25% due 02/15/2012                           2,750,000           2,935,625
                                                               -----------------
                                                                     140,057,639
FOOD & BEVERAGES - 1.37%
Ahold Finance USA, Inc.
   6.875% due 05/01/2029 (a)                         205,000             181,425
Ahold Lease USA, Inc., Series A-2
   8.62% due 01/02/2025                            1,250,000           1,344,072
Constellation Brands, Inc.
   8.125% due 01/15/2012 (a)                         355,000             372,306
Del Monte Corp.
   6.75% due 02/15/2015                            6,375,000           6,215,625
   8.625% due 12/15/2012                             500,000             528,125
Doane Pet Care Company
   10.625% due 11/15/2015 (a)                      1,500,000           1,590,000
   10.75% due 03/01/2010                             975,000           1,055,438
Dole Food, Inc.
   7.25% due 06/15/2010                            4,810,000           4,533,425
   8.75% due 07/15/2013 (a)                        1,950,000           1,915,875
   8.875% due 03/15/2011 (a)                       2,991,000           2,961,090
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013 (a)                        3,875,000           3,836,250
Swift & Company
   10.125% due 10/01/2009                            575,000             598,000
                                                               -----------------
                                                                      25,131,631
FURNITURE & FIXTURES - 0.46%
Norcraft Companies LP
   9.00% due 11/01/2011                            3,650,000           3,796,000
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                        4,525,000           4,728,625
                                                               -----------------
                                                                       8,524,625
GAS & PIPELINE UTILITIES - 2.88%
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                           3,575,000           3,726,937
Dynegy Holdings, Inc.
   6.875% due 04/01/2011 (a)                       4,260,000           4,110,900
   7.625% due 10/15/2026                           500,000               457,500
   8.375% due 05/01/2016                           2,625,000           2,611,875
   9.875% due 07/15/2010                           1,600,000           1,759,728
   10.125% due 07/15/2013                          1,500,000           1,718,550
El Paso Corp.
   7.75% due 01/15/2032 (a)                        5,425,000           5,465,688
   7.80% due 08/01/2031                            4,275,000           4,296,375
   7.875% due 06/15/2012 (a)                       5,175,000           5,388,469
El Paso Natural Gas
   7.50% due 11/15/2026                    $          70,000   $          72,275
El Paso Natural Gas Company, Series A
   7.625% due 08/01/2010                             165,000             172,013
El Paso Production Holding Company
   7.75% due 06/01/2013                              620,000             642,475
Northwest Pipeline Corp.
   8.125% due 03/01/2010                             460,000             485,300
Targa Resources, Inc.
   8.50% due 11/01/2013                            7,175,000           7,462,000
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                             785,000             894,900
Williams Companies, Inc.
   7.125% due 09/01/2011                             255,000             262,331
   7.625% due 07/15/2019 (a)                         575,000             612,375
   7.875% due 09/01/2021                           2,275,000           2,445,625
   8.125% due 03/15/2012 (a)                         615,000             660,356
   8.75% due 03/15/2032 (a)                        8,200,000           9,594,000
                                                               -----------------
                                                                      52,839,672
HEALTHCARE PRODUCTS - 0.43%
Accellent, Inc.
   10.50% due 12/01/2013                           5,050,000           5,390,875
Riddell Bell Holdings, Inc.
   8.375% due 10/01/2012 (a)                       2,525,000           2,543,937
                                                               -----------------
                                                                       7,934,812
HEALTHCARE SERVICES - 1.91%
Ameripath, Inc.
   10.50% due 04/01/2013                           3,375,000           3,560,625
DaVita, Inc.
   6.625% due 03/15/2013                             135,000             134,662
   7.25% due 03/15/2015 (a)                        7,060,000           7,095,300
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                           3,275,000           3,373,250
   9.50% due 07/01/2010                            1,650,000           1,742,812
National Mentor, Inc.
   9.625% due 12/01/2012                             575,000             649,750
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015                            5,455,000           5,550,463
   10.625% due 06/15/2013                          1,650,000           1,843,875
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014 (a)                       10,470,000          10,705,575
Vanguard Health Holding Company, Inc.
   LLC
   zero coupon, Step up to 11.25% on
      10/01/2009 due 10/01/2015 (a)                  610,000             445,300
                                                               -----------------
                                                                      35,101,612
HOMEBUILDERS - 0.10%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011 (a)                         340,000             355,300
D.R. Horton, Inc.
   5.625% due 01/15/2016 (a)                         310,000             288,398
   9.75% due 09/15/2010 (a)                           25,000              28,044
KB Home
   8.625% due 12/15/2008                             175,000             184,580

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
HOMEBUILDERS (CONTINUED)
Meritage Homes Corp.
   7.00% due 05/01/2014                    $         155,000   $         144,925
Ryland Group, Inc.
   9.125% due 06/15/2011 (a)                         185,000             194,310
Schuler Homes, Inc.
   10.50% due 07/15/2011                             125,000             132,812
Standard Pacific Corp.
   6.50% due 10/01/2008                              260,000             258,050
Toll Brothers, Inc.
   8.25% due 02/01/2011                              195,000             203,044
Toll Corp.
   8.25% due 12/01/2011                               65,000              67,763
                                                               -----------------
                                                                       1,857,226
HOTELS & RESTAURANTS - 2.21%
Buffets, Inc.
   11.25% due 07/15/2010                           2,875,000           3,004,375
CCM Merger, Inc.
   8.00% due 08/01/2013                            3,625,000           3,606,875
Chumash Casino & Resort Enterprise
   9.26% due 07/15/2010                            2,275,000           2,405,812
Gaylord Entertainment Company
   6.75% due 11/15/2014                            5,365,000           5,230,875
Hilton Hotels Corp.
   7.625% due 12/01/2012                           8,950,000           9,512,525
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                               1,000               1,007
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010 (a)                       1,375,000           1,485,000
ITT Corp.
   7.375% due 11/15/2015                              30,000              32,550
Park Place Entertainment Corp.
   7.875% due 03/15/2010                           2,510,000           2,666,875
   8.125% due 05/15/2011 (a)                          10,000              10,875
   8.875% due 09/15/2008                             350,000             374,500
   9.375% due 02/15/2007                           1,800,000           1,856,250
Sbarro, Inc.
   11.00% due 09/15/2009 (a)                       2,875,000           2,925,313
Starwood Hotels & Resorts Worldwide,
   Inc.
   7.375% due 05/01/2007                             835,000             849,613
   7.875% due 05/01/2012                           4,820,000           5,241,750
Vicorp Restaurants, Inc.
   10.50% due 04/15/2011 (a)                       1,450,000           1,352,125
                                                               -----------------
                                                                      40,556,320
HOUSEHOLD APPLIANCES - 0.02%
Applica, Inc.
   10.00% due 07/31/2008 (a)                         459,000             436,050
HOUSEHOLD PRODUCTS - 0.79%
Resolution Performance Products, Inc.
   8.00% due 12/15/2009                            3,325,000           3,424,750
   9.50% due 04/15/2010 (a)                          775,000             806,000
   13.50% due 11/15/2010 (a)                       3,225,000           3,446,719
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
      12/15/2009 due 12/15/2014 (a)                1,125,000             720,000
   7.875% due 01/15/2014 (a)                       1,925,000           1,862,437
Spectrum Brands, Inc.
   7.375% due 02/01/2015                   $         810,000   $         704,700
   8.50% due 10/01/2013 (a)                        3,800,000           3,515,000
                                                               -----------------
                                                                      14,479,606
INDUSTRIAL MACHINERY - 0.38%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                           5,410,000           5,518,200
NMHG Holding Company
   10.00% due 05/15/2009                           1,315,000           1,380,750
                                                               -----------------
                                                                       6,898,950
INDUSTRIALS - 0.26%
Dynegy Holdings, Inc.
   7.125% due 05/15/2018                           5,175,000           4,735,125
INTERNATIONAL OIL - 0.45%
Newfield Exploration Company
   6.625% due 09/01/2014                             200,000             200,500
   8.375% due 08/15/2012                             190,000             203,300
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                           1,150,000           1,293,750
Pogo Producing Company
   6.875% due 10/01/2017 (a)                       2,825,000           2,789,687
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                           3,540,000           3,681,055
                                                               -----------------
                                                                       8,168,292
INTERNET CONTENT - 0.00%
PSINet, Inc.
   11.00% due 08/01/2009 @                           923,503                 577
PSINet, Inc., Series B
   10.00% due 02/15/2005 @                         2,360,964               1,476
                                                               -----------------
                                                                           2,053
LEISURE TIME - 5.72%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                               90,000              80,100
   11.00% due 02/01/2016 (a)                       4,575,000           4,723,687
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012 (a)                         140,000             146,300
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                           2,650,000           2,703,000
Boyd Gaming Corp.
   6.75% due 04/15/2014 (a)                        6,875,000           6,857,812
   7.75% due 12/15/2012                              220,000             228,800
Caesars Entertainment, Inc.
   7.00% due 04/15/2013 (a)                        7,630,000           7,947,057
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                            2,825,000           2,839,125
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                    7,800,000           5,967,000
Herbst Gaming, Inc.
   7.00% due 11/15/2014                              175,000             174,562
   8.125% due 06/01/2012 (a)                       3,700,000           3,843,375
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                            8,015,000           7,914,812

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
LEISURE TIME (CONTINUED)
Kerzner International Ltd.
   6.75% due 10/01/2015                    $       4,700,000   $       4,946,750
Las Vegas Sands Corp.
   6.375% due 02/15/2015 (a)                       3,900,000           3,744,000
Mandalay Resort Group
   9.375% due 02/15/2010                             363,000             393,855
   10.25% due 08/01/2007                             105,000             110,513
MGM Mirage, Inc.
   5.875% due 02/27/2014 (a)                       1,025,000             966,062
   6.625% due 07/15/2015 (a)                       1,800,000           1,770,750
   6.75% due 09/01/2012                            4,025,000           4,019,969
   7.25% due 08/01/2017                            1,275,000           1,295,719
   8.375% due 02/01/2011 (a)                       3,850,000           4,061,750
   8.50% due 09/15/2010                              130,000             139,100
Mohegan Tribal Gaming Authority
   6.125% due 02/15/2013                             135,000             133,144
   6.875% due 02/15/2015                           2,525,000           2,509,219
   7.125% due 08/15/2014                           3,415,000           3,440,613
Penn National Gaming, Inc.
   6.75% due 03/01/2015                            4,940,000           4,940,000
   6.875% due 12/01/2011                           2,250,000           2,289,375
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                            1,975,000           2,068,813
   8.75% due 10/01/2013                            4,750,000           5,118,125
Scientific Games Corp.
   6.25% due 12/15/2012 (a)                          100,000              97,875
Seneca Gaming Corp.
   7.25% due 05/01/2012                            3,005,000           3,035,050
Station Casinos, Inc.
   6.50% due 02/01/2014                            2,340,000           2,313,675
   6.625% due 03/15/2018                           5,210,000           5,092,775
   6.875% due 03/01/2016                           5,375,000           5,401,875
Tunica-Biloxi Gaming Authority
   9.00% due 11/15/2015                            3,425,000           3,562,000
                                                               -----------------
                                                                     104,876,637
MANUFACTURING - 0.60%
Blount, Inc.
   8.875% due 08/01/2012 (a)                       1,625,000           1,690,000
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on
   11/15/2009 due 11/15/2014                       3,375,000           2,446,875
Koppers, Inc.
   9.875% due 10/15/2013                           1,450,000           1,587,750
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                           1,650,000           1,555,125
Trinity Industries, Inc.
   6.50% due 03/15/2014                            3,700,000           3,700,000
                                                               -----------------
                                                                      10,979,750
MEDICAL-HOSPITALS - 2.69%
Community Health Systems, Inc.
   6.50% due 12/15/2012                            3,900,000           3,778,125
Genesis Healthcare Corp.
   8.00% due 10/15/2013                            5,325,000           5,631,187
HCA, Inc.
   5.50% due 12/01/2009                              115,000             112,041
HCA, Inc. (continued)
   5.75% due 03/15/2014                    $          55,000   $          51,487
   6.30% due 10/01/2012                              780,000             761,314
   6.375% due 01/15/2015 (a)                       3,310,000           3,221,540
   6.50% due 02/15/2016                            4,625,000           4,505,939
   7.50% due 12/15/2023                            2,950,000           2,864,783
   7.69% due 06/15/2025                              975,000             964,054
   8.75% due 09/01/2010                            2,840,000           3,080,443
IASIS Healthcare LLC
   8.75% due 06/15/2014                            6,560,000           6,560,000
Tenet Healthcare Corp.
   7.375% due 02/01/2013 (a)                       4,050,000           3,695,625
   9.25% due 02/01/2015                            4,700,000           4,711,750
   9.875% due 07/01/2014 (a)                       3,075,000           3,113,438
   Triad Hospitals, Inc.
   7.00% due 05/15/2012 (a)                          465,000             465,000
   7.00% due 11/15/2013 (a)                        5,875,000           5,786,875
                                                               -----------------
                                                                      49,303,601
METAL & METAL PRODUCTS - 0.82%
FastenTech, Inc.
   11.50% due 05/01/2011                             135,000             135,000
Mueller Group, Inc.
   10.00% due 05/01/2012                           1,900,000           2,080,500
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
   04/15/2009 due 04/15/2014                       3,385,000           2,758,775
Novelis, Inc.
   7.25% due 02/15/2015 (a)                        7,415,000           7,118,400
Vale Overseas, Ltd.
   6.25% due 01/11/2016                            2,925,000           2,877,469
                                                               -----------------
                                                                      14,970,144
OFFICE FURNISHINGS & SUPPLIES - 0.32%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                            2,150,000           2,219,875
Interface, Inc.
   9.50% due 02/01/2014 (a)                        1,275,000           1,306,875
   10.375% due 02/01/2010                          2,225,000           2,436,375
                                                               -----------------
                                                                       5,963,125
PAPER - 2.17%
Abitibi-Consolidated, Inc.
   7.50% due 04/01/2028                              245,000             202,737
   7.75% due 06/15/2011 (a)                        2,025,000           1,954,125
   8.375% due 04/01/2015 (a)                       5,220,000           5,089,500
   8.55% due 08/01/2010 (a)                        2,180,000           2,190,900
   8.85% due 08/01/2030 (a)                        2,030,000           1,821,925
Appleton Papers, Inc.
   8.125% due 06/15/2011                           2,525,000           2,537,625
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014 (a)                        2,175,000           2,158,687
Boise Cascade LLC
   7.125% due 10/15/2014                           5,745,000           5,529,563
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                              350,000             349,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
PAPER (CONTINUED)
Bowater, Inc.
   6.50% due 06/15/2013 (a)                $       1,785,000   $       1,664,513
   9.50% due 10/15/2012                            1,050,000           1,113,000
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                              650,000             627,250
   8.50% due 10/01/2013                            6,760,000           6,810,700
Jefferson Smurfit Corp.
   8.25% due 10/01/2012 (a)                        2,843,000           2,789,694
Newark Group, Inc.
   9.75% due 03/15/2014                            1,900,000           1,729,000
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                           2,825,000           2,669,625
   8.625% due 06/15/2011                             525,000             527,625
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                               70,000              65,100
                                                               -----------------
                                                                      39,830,694
PETROLEUM SERVICES - 0.79%
Chaparral Energy, Inc.
   8.50% due 12/01/2015                            6,025,000           6,266,000
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                           1,275,000           1,243,125
Hanover Compressor Company
   9.00% due 06/01/2014                            2,990,000           3,214,250
Hanover Equipment Trust
   8.75% due 09/01/2011                            2,675,000           2,798,719
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                              130,000             135,469
   9.50% due 02/01/2013                              295,000             326,957
Pride International, Inc.
   7.375% due 07/15/2014                             445,000             467,250
                                                               -----------------
                                                                      14,451,770
PHARMACEUTICALS - 0.57%
Omnicare, Inc.
   6.875% due 12/15/2015 (a)                       3,450,000           3,441,375
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                            7,140,000           7,068,600
                                                               -----------------
                                                                      10,509,975
PLASTICS - 0.22%
Berry Plastics Corp.
   10.75% due 07/15/2012 (a)                       3,675,000           4,042,500
PUBLISHING - 1.46%
Block Communications, Inc.
   8.25% due 12/15/2015                            3,625,000           3,552,500
Cadmus Communications Corp.
   8.375% due 06/15/2014                           1,650,000           1,658,250
CBD Media Holdings, LLC
   9.25% due 07/15/2012 (a)                        2,675,000           2,725,156
CBD Media, Inc.
   8.625% due 06/01/2011                           1,175,000           1,191,156
Dex Media East LLC
   9.875% due 11/15/2009                             145,000             154,787
   12.125% due 11/15/2012                            881,000           1,006,543
Dex Media West LLC
   8.50% due 08/15/2010                              300,000             317,250
Dex Media West LLC (continued)
   9.875% due 08/15/2013                   $       1,166,000   $       1,289,888
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                    5,300,000           4,478,500
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013 (a)                7,875,000           6,654,375
      8.00% due 11/15/2013                           180,000             185,400
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                    1,850,000           1,577,125
   8.25% due 02/01/2011                              250,000             258,750
Mail-Well I Corp.
   9.625% due 03/15/2012                           1,195,000           1,286,119
Yell Finance BV
   10.75% due 08/01/2011                             413,000             442,426
                                                               -----------------
                                                                      26,778,225
REAL ESTATE - 1.75%
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                            4,950,000           5,420,250
Host Marriott LP, REIT
   6.375% due 03/15/2015 (a)                       5,125,000           5,041,719
   6.75% due 06/01/2016                            2,775,000           2,771,531
   7.125% due 11/01/2013 (a)                       6,645,000           6,761,287
   9.50% due 01/15/2007                            1,400,000           1,438,500
Meristar Hospitality Corp., REIT
   9.00% due 01/15/2008 (a)                          900,000             954,000
   9.125% due 01/15/2011                           2,150,000           2,488,625
Omega Healthcare Investors, Inc., REIT
   7.00% due 01/15/2016                            4,950,000           4,950,000
   7.00% due 04/01/2014                            2,325,000           2,348,250
                                                               -----------------
                                                                      32,174,162
RETAIL - 0.11%
Eye Care Centers of America
   10.75% due 02/15/2015                           1,975,000           1,965,125
JC Penney Company, Inc.
   7.375% due 08/15/2008                              70,000              72,677
                                                               -----------------
                                                                       2,037,802
RETAIL GROCERY - 0.10%
CA FM Lease Trust
   8.50% due 07/15/2017                            1,792,067           1,927,225
RETAIL TRADE - 0.50%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012 (a)                       1,765,000           1,550,994
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012 (a)                        3,450,000           3,027,375
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                      2,875,000           3,054,687
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                             525,000             563,063
Saks, Inc.
   9.875% due 10/01/2011                             875,000             966,875
                                                               -----------------
                                                                       9,162,994

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
SANITARY SERVICES - 0.74%
Allied Waste North America, Inc.
   6.375% due 04/15/2011                   $         950,000   $         929,812
   7.25% due 03/15/2015 (a)                        4,205,000           4,289,100
   7.875% due 04/15/2013 (a)                       1,545,000           1,612,594
   8.50% due 12/01/2008                            4,250,000           4,467,812
Allied Waste North America, Inc.,
   Series B
   7.375% due 04/15/2014 (a)                         700,000             693,000
   8.875% due 04/01/2008                             305,000             320,250
   9.25% due 09/01/2012 (a)                        1,233,000           1,330,099
                                                               -----------------
                                                                      13,642,667
SEMICONDUCTORS - 0.46%
Amkor Technology, Inc.
   7.125% due 03/15/2011 (a)                       1,350,000           1,242,000
   7.75% due 05/15/2013 (a)                          238,000             218,960
   9.25% due 02/15/2008 (a)                        4,680,000           4,773,600
   10.50% due 05/01/2009 (a)                       2,275,000           2,229,500
                                                               -----------------
                                                                       8,464,060
STEEL - 0.36%
IPSCO, Inc.
   8.75% due 06/01/2013                            2,150,000           2,343,500
National Steel Corp., Series D
   9.875% due 03/01/2009 @                         1,293,070              37,990
RathGibson, Inc.
   11.25% due 02/15/2014                           3,850,000           4,023,250
United States Steel LLC
   10.75% due 08/01/2008                             209,000             229,900
                                                               -----------------
                                                                       6,634,640
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.78%
Citizens Communications Company
   7.625% due 08/15/2008                              80,000              82,800
   9.25% due 05/15/2011                              550,000             603,625
Insight Midwest LP
   9.75% due 10/01/2009                            1,500,000           1,545,000
   10.50% due 11/01/2010 (a)                       1,760,000           1,852,400
Intelsat Subsidiary Holding Company,
   Ltd.
   9.61375% due 01/15/2012 (b)                     1,500,000           1,524,375
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                           6,752,000           6,650,720
Lucent Technologies, Inc.
   6.45% due 03/15/2029                           14,355,000          12,955,387
Panamsat Corp.
   9.00% due 08/15/2014                            1,553,000           1,634,533
United States West Communications, Inc.
   6.875% due 09/15/2033                          22,810,000          21,897,600
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015 (a)                3,225,000           2,233,312
                                                               -----------------
                                                                      50,979,752
TELEPHONE - 0.89%
NTL Cable PLC
   8.75% due 04/15/2014                            6,225,000           6,380,625
Qwest Communications International, Inc.
   7.25% due 02/15/2011                              230,000             235,750
Qwest Communications International, Inc.
(continued)
   7.50% due 02/15/2014 (a)                $         625,000   $         643,750
Qwest Communications International,
   Inc., Series B
   7.50% due 02/15/2014                            3,550,000           3,656,500
Qwest Corp.
   7.50% due 06/15/2023 (a)                        2,375,000           2,413,594
   8.875% due 03/15/2012                           1,835,000           2,050,613
Telefonos de Mexico SA de CV
   8.75% due 01/31/2016                    MXN    11,000,000           1,008,661
                                                               -----------------
                                                                      16,389,493
TRANSPORTATION - 0.06%
OMI Corp.
   7.625% due 12/01/2013                   $       1,150,000           1,175,875
                                           -----------------   -----------------
TOTAL CORPORATE BONDS
   (Cost $1,465,813,714)                                       $   1,466,568,618
                                                               -----------------
SHORT TERM INVESTMENTS - 21.26%
State Street Navigator Securities
Lending Prime Portfolio (c)                $     389,954,041   $     389,954,041
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $389,954,041)                                            $     389,954,041
                                                               -----------------
REPURCHASE AGREEMENTS - 8.80%
Bank of America Tri-Party
   Repurchase Agreement dated
   03/28/2006 at 4.75% to be
   repurchased at $58,022,958 on
   04/03/2006, collateralized by
   $59,070,000 Federal Home Loan
   Mortgage Corp., 5.395% due
   02/28/2011 (valued at
   $60,552,657, including interest)        $      58,000,000   $      58,000,000
Goldman Sachs Tri-Party Repurchase
   Agreement dated 03/31/2006 at 4.78%
   to be repurchased at $103,492,208 on
   04/03/2006, collateralized by
   $99,555,000 Federal National Mortgage
   Association, 6.00% due 05/15/2011
   (valued at $105,528,300, including
   interest)                                     103,451,000         103,451,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $161,451,000)                                            $     161,451,000
                                                               -----------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
   (COST $2,200,173,243) - 119.57%                             $   2,193,392,133
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (19.57)%                                                         (358,957,670)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,834,434,463
                                                               =================

INCOME & VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 67.65%
ADVERTISING - 0.17%
Omnicom Group, Inc.                                   13,100   $       1,090,575

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AEROSPACE - 1.03%
United Technologies Corp.                            111,100   $       6,440,467
ALUMINUM - 0.74%
Alcoa, Inc.                                          150,600           4,602,336
BANKING - 1.70%
Fifth Third Bancorp. (a)                              42,600           1,676,736
Hudson City Bancorp, Inc.                            183,400           2,437,386
Wachovia Corp.                                        15,200             851,960
Wells Fargo Company                                   87,900           5,614,173
                                                               -----------------
                                                                      10,580,255
BIOTECHNOLOGY - 0.38%
Amgen, Inc. *                                          8,500             618,375
Millennium Pharmaceuticals, Inc. * (a)               172,200           1,740,942
                                                               -----------------
                                                                       2,359,317
BROADCASTING - 0.42%
CBS Corp., Class B                                    22,300             534,754
Clear Channel Communications, Inc.                    71,900           2,085,819
                                                               -----------------
                                                                       2,620,573
BUILDING MATERIALS & CONSTRUCTION - 0.67%
American Standard Companies, Inc.                     97,900           4,195,994
BUSINESS SERVICES - 1.87%
Accenture, Ltd., Class A                              31,400             944,198
Affiliated Computer Services, Inc.,
   Class A *                                          41,500           2,475,890
Automatic Data Processing, Inc.                       26,500           1,210,520
Fluor Corp.                                           81,700           7,009,860
                                                               -----------------
                                                                      11,640,468
CABLE AND TELEVISION - 0.72%
Cablevision Systems New York Group,
   Class A *                                          35,700             953,190
Comcast Corp., Class A * (a)                          33,800             884,208
Time Warner, Inc.                                    109,000           1,830,110
Viacom, Inc. *                                        21,050             816,740
                                                               -----------------
                                                                       4,484,248
CELLULAR COMMUNICATIONS - 0.16%
American Tower Corp., Class A *                       33,700           1,021,784
CHEMICALS - 0.82%
Air Products & Chemicals, Inc.                         8,400             564,396
Dow Chemical Company                                  23,600             958,160
E.I. Du Pont De Nemours & Company                     10,000             422,100
Huntsman Corp. *                                      67,000           1,293,100
Methanex Corp.                                        52,300           1,073,719
Praxair, Inc.                                          6,800             375,020
Rohm & Haas Company                                    8,500             415,395
                                                               -----------------
                                                                       5,101,890
COMPUTERS & BUSINESS EQUIPMENT - 3.56%
Cisco Systems, Inc. *                                402,900           8,730,843
Dell, Inc. *                                          51,200           1,523,712
Hewlett-Packard Company                               34,700           1,141,630
International Business Machines Corp.                  8,200             676,254
Lexmark International, Inc. *                         28,200           1,279,716
Sandisk Corp. *                                      100,100   $       5,757,752
Seagate Technology, Inc. * (a)                        82,800           2,180,124
Sun Microsystems, Inc. *                             183,200             939,816
                                                               -----------------
                                                                      22,229,847
COSMETICS & TOILETRIES - 0.59%
Avon Products, Inc.                                   91,600           2,855,172
Procter & Gamble Company                              14,400             829,728
                                                               -----------------
                                                                       3,684,900
CRUDE PETROLEUM & NATURAL GAS - 0.47%
ChevronTexaco Corp.                                   35,455           2,055,326
Plains Exploration & Production Company *             22,200             857,808
                                                               -----------------
                                                                       2,913,134
DRUGS & HEALTH CARE - 0.33%
ImClone Systems, Inc. * (a)                           60,600           2,061,612
ELECTRICAL EQUIPMENT - 0.59%
Cooper Industries, Ltd., Class A                      30,500           2,650,450
Emerson Electric Company                              12,000           1,003,560
                                                               -----------------
                                                                       3,654,010
ELECTRICAL UTILITIES - 0.63%
Exelon Corp.                                          18,000             952,200
The AES Corp. *                                      175,100           2,987,206
                                                               -----------------
                                                                       3,939,406
ELECTRONICS - 0.92%
Agilent Technologies, Inc. *                          17,673             663,621
ATI Technologies, Inc. *                              78,500           1,348,630
Flextronics International, Ltd. *                    258,500           2,675,475
Thermo Electron Corp. *                               28,600           1,060,774
                                                               -----------------
                                                                       5,748,500
FINANCIAL SERVICES - 7.81%
Americredit Corp. *                                   43,400           1,333,682
Capital One Financial Corp.                           13,300           1,070,916
Federal Home Loan Mortgage Corp.                      70,000           4,270,000
Federal National Mortgage Association                 94,300           4,847,020
Goldman Sachs Group, Inc.                              6,300             988,848
IndyMac Bancorp, Inc. (a)                             52,600           2,152,918
JPMorgan Chase & Company                             270,216          11,251,794
SLM Corp.                                            239,400          12,434,436
Washington Mutual, Inc.                              243,500          10,377,970
                                                               -----------------
                                                                      48,727,584
FOOD & BEVERAGES - 2.65%
Campbell Soup Company                                 85,399           2,766,928
Kraft Foods, Inc., Class A (a)                        95,600           2,897,636
Pepsi Bottling Group, Inc.                            29,800             905,622
PepsiCo, Inc.                                         92,000           5,316,680
Sara Lee Corp.                                        60,700           1,085,316
The Coca-Cola Company                                 38,600           1,616,182
Unilever NV                                           28,400           1,965,848
                                                               -----------------
                                                                      16,554,212

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FURNITURE & FIXTURES - 0.23%
Leggett & Platt, Inc.                                 59,800   $       1,457,326
GAS & PIPELINE UTILITIES - 0.45%
Kinder Morgan Management LLC * (a)                       293              12,892
Kinder Morgan, Inc.                                   21,061           1,937,401
NiSource, Inc.                                        40,900             826,998
                                                               -----------------
                                                                       2,777,291
GOLD - 0.24%
Barrick Gold Corp.                                    54,900           1,495,476
HEALTHCARE PRODUCTS - 0.94%
Baxter International, Inc.                            87,700           3,403,637
Medtronic, Inc.                                       48,300           2,451,225
                                                               -----------------
                                                                       5,854,862
HEALTHCARE SERVICES - 2.88%
DaVita, Inc. *                                        47,350           2,850,944
Lincare Holdings, Inc. *                              33,700           1,312,952
McKesson Corp.                                        57,400           2,992,262
Medco Health Solutions, Inc. *                        57,100           3,267,262
Omnicare, Inc. (a)                                    35,500           1,952,145
UnitedHealth Group, Inc.                              15,300             854,658
Wellpoint, Inc. *                                     61,300           4,746,459
                                                               -----------------
                                                                      17,976,682
HOLDINGS COMPANIES/CONGLOMERATES - 2.62%
Berkshire Hathaway, Inc., Class A *                       41           3,704,350
General Electric Company                             363,800          12,652,964
                                                               -----------------
                                                                      16,357,314
HOTELS & RESTAURANTS - 0.32%
McDonald's Corp.                                      19,000             652,840
Starwood Hotels & Resorts Worldwide,
   Inc.                                               20,200           1,368,146
                                                               -----------------
                                                                       2,020,986
INSURANCE - 1.66%
American International Group, Inc.                    53,575           3,540,772
Chubb Corp.                                           16,000           1,527,040
Marsh & McLennan Companies, Inc.                      84,400           2,477,984
RenaissanceRe Holdings, Ltd.                          20,000             872,400
XL Capital, Ltd., Class A (a)                         30,200           1,936,122
                                                               -----------------
                                                                      10,354,318
INTERNATIONAL OIL - 1.94%
Anadarko Petroleum Corp.                              14,600           1,474,746
Royal Dutch Shell PLC, ADR, Class B
   shares (a)                                         10,195             664,204
Royal Dutch Shell PLC, ADR                           104,800           6,524,848
Weatherford International, Ltd. *                     74,800           3,422,100
                                                               -----------------
                                                                      12,085,898
INTERNET CONTENT - 0.13%
Yahoo!, Inc. *                                        26,000             838,760
INTERNET RETAIL - 0.36%
eBay, Inc. *                                          45,000           1,757,700
Expedia, Inc. *                                       22,551             457,109
                                                               -----------------
                                                                       2,214,809
INTERNET SERVICE PROVIDER - 0.75%
Google, Inc., Class A *                               12,000   $       4,680,000
INTERNET SOFTWARE - 0.14%
Checkfree Corp. *                                     17,400             878,700
LEISURE TIME - 0.68%
Carnival Corp.                                        17,400             824,238
Las Vegas Sands Corp. *                               33,400           1,892,444
Walt Disney Company                                   54,800           1,528,372
                                                               -----------------
                                                                       4,245,054
LIQUOR - 0.29%
Anheuser-Busch Companies, Inc.                        42,600           1,822,002
MANUFACTURING - 1.46%
Danaher Corp.                                         61,800           3,927,390
Illinois Tool Works, Inc.                             34,600           3,332,326
Siemens AG-Sponsored ADR                               9,200             857,164
Tyco International, Ltd.                              37,100             997,248
                                                               -----------------
                                                                       9,114,128
MINING - 0.41%
Newmont Mining Corp.                                  30,400           1,577,456
Potash Corp. of Saskatchewan, Inc.                    10,800             951,372
                                                               -----------------
                                                                       2,528,828
PAPER - 0.24%
International Paper Company                           43,100           1,489,967
PETROLEUM SERVICES - 2.42%
Baker Hughes, Inc.                                    35,300           2,414,520
BJ Services Company                                   35,200           1,217,920
Exxon Mobil Corp.                                     46,500           2,829,990
Halliburton Company                                   23,600           1,723,272
Schlumberger, Ltd.                                    44,700           5,657,679
Transocean, Inc. *                                    15,500           1,244,650
                                                               -----------------
                                                                      15,088,031
PHARMACEUTICALS - 6.17%
Allergan, Inc.                                        64,200           6,965,700
AstraZeneca PLC, SADR                                205,200          10,307,196
Eli Lilly & Company                                   14,700             812,910
Forest Laboratories, Inc. *                          289,100          12,902,533
Pfizer, Inc.                                          83,900           2,090,788
Sepracor, Inc. * (a)                                  20,100             981,081
Teva Pharmaceutical Industries, Ltd.,
   SADR (a)                                          107,200           4,414,496
                                                               -----------------
                                                                      38,474,704
REAL ESTATE - 0.15%
General Growth Properties, Inc., REIT                 18,640             910,937
RETAIL GROCERY - 0.34%
Sysco Corp.                                           66,300           2,124,915
RETAIL TRADE - 3.04%
Costco Wholesale Corp.                                23,800           1,289,008
Dollar Tree Stores, Inc. *                            79,700           2,205,299
Home Depot, Inc.                                      17,900             757,170
Lowe's Companies, Inc.                               139,000           8,957,160
RadioShack Corp. (a)                                  37,600             723,048

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Target Corp.                                          75,000   $       3,900,750
Williams-Sonoma, Inc. *                               26,000           1,102,400
                                                               -----------------
                                                                      18,934,835
SEMICONDUCTORS - 5.81%
Altera Corp. *                                       289,800           5,981,472
Applied Materials, Inc.                              300,500           5,261,755
Fairchild Semiconductor International,
   Inc. * (a)                                         70,000           1,334,900
Freescale Semiconductor-A, Inc. * (a)                 88,900           2,472,309
Intel Corp.                                          315,700           6,108,795
International Rectifier Corp. * (a)                   94,100           3,898,563
KLA-Tencor Corp.                                     122,600           5,928,936
Linear Technology Corp.                               44,900           1,575,092
Silicon Laboratories, Inc. *                          17,400             956,130
Xilinx, Inc.                                         107,400           2,734,404
                                                               -----------------
                                                                      36,252,356
SOFTWARE - 3.13%
Adobe Systems, Inc. *                                 90,700           3,167,244
Compuware Corp. *                                    108,300             847,989
Microsoft Corp.                                      402,580          10,954,202
SAP AG, SADR                                          84,100           4,568,312
                                                               -----------------
                                                                      19,537,747
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.76%
Corning, Inc. *                                      135,400           3,643,614
QUALCOMM, Inc.                                        21,700           1,098,237
                                                               -----------------
                                                                       4,741,851
TELEPHONE - 1.94%
AT&T, Inc.                                            27,200             735,488
Qwest Communications International,
   Inc. * (a)                                        296,300           2,014,840
Sprint Corp.                                         254,150           6,567,236
Verizon Communications, Inc.                          80,900           2,755,454
                                                               -----------------
                                                                      12,073,018
TOBACCO - 1.09%
Altria Group, Inc.                                    96,300           6,823,818
TRUCKING & FREIGHT - 0.83%
United Parcel Service, Inc., Class B                  65,400           5,191,452
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $347,961,203)                        $     421,997,177
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 4.59%
U.S. TREASURY BONDS - 2.98%
   4.50% due 02/15/2036 (a)                $       9,506,000           8,920,787
   5.25% due 02/15/2029 (a)                        3,030,000           3,111,195
   7.875% due 02/15/2021 (a)                       1,970,000           2,543,147
   8.875% due 08/15/2017 (a)                       3,000,000           4,005,702
                                                               -----------------
                                                                      18,580,831
U.S. TREASURY NOTES - 1.61%
   3.25% due 08/15/2007 (a)                          915,000             895,556
   3.625% due 05/15/2013                           4,500,000           4,170,236
   3.625% due 07/15/2009 (a)                       4,500,000           4,337,226
   5.625% due 05/15/2008 (a)                         500,000             507,832
   5.75% due 08/15/2010 (a)                $         125,000   $         129,556
                                                               -----------------
                                                                      10,040,406
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $29,388,713)                                          $      28,621,237
                                                               =================
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   9.55%
FEDERAL AGRICULTURAL MORTGAGE CORP. -
   0.24%
   4.25% due 07/29/2008                              750,000             736,636
   5.125% due 03/30/2011                             750,000             748,531
                                                               -----------------
                                                                       1,485,167
FEDERAL HOME LOAN MORTGAGE CORP. - 2.81%
   3.625% due 09/15/2008                           2,875,000           2,781,482
   4.648% due 07/01/2035                           1,359,456           1,327,706
   5.50% due 02/01/2018 to 01/01/2034              2,435,551           2,383,310
   5.50% due 09/15/2011 (a)                        6,150,000           6,245,374
   6.00% due 04/01/2016 to 02/01/2036              4,804,947           4,816,632
                                                               -----------------
                                                                      17,554,504
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 6.50%
   2.25% due 05/15/2006                            2,200,000           2,192,898
   3.765% due 07/01/2033 (b)                         171,374             167,877
   5.00% due 12/01/2017 to 11/01/2035              5,727,157           5,498,815
   5.25% due 08/01/2012                            1,350,000           1,336,500
   5.50% due 07/01/2017 to 06/01/2035              9,575,905           9,370,669
   5.95% due 03/01/2036                            1,000,000           1,010,859
   6.00% due 06/01/2016 to 03/01/2036             14,140,722          14,148,526
   6.00% TBA **                                    2,000,000           1,999,376
   6.25% due 05/15/2029 (a)                        1,625,000           1,824,557
   6.50% due 06/01/2031 to 01/01/2034              2,324,156           2,377,538
   7.00% due 12/01/2029 to 09/01/2031                395,014             407,361
   7.50% due 09/01/2029 to 10/01/2031                182,709             191,046
                                                               -----------------
                                                                      40,526,022
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $60,954,876)                                          $      59,565,693
                                                               =================
FOREIGN GOVERNMENT OBLIGATIONS - 0.99%
ARGENTINA - 0.18%
Republic of Argentina
   zero coupon, Step up to 1.18% on
   03/31/2009 due 12/31/2038 (b)           ARS     1,331,327             218,142
   0.275% due 12/15/2035 (b)                       6,125,626             181,058
   4.889% due 08/03/2012 (b)               $         250,000             204,375
   5.83% due 12/31/2033 (b)                ARS     1,235,264             512,201
                                                               -----------------
                                                                       1,115,776
BRAZIL - 0.15%
Federative Republic of Brazil
   8.00% due 01/15/2018 (a)                $         275,000             297,962
   11.00% due 08/17/2040                             495,000             635,085
                                                               -----------------
                                                                         933,047

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
CANADA - 0.00%
Government of Canada
   5.50% due 06/01/2010                    CAD        25,000   $          22,520
COLOMBIA - 0.06%
Republic of Colombia
   10.00% due 01/23/2012                   $         325,000             383,175
DENMARK - 0.00%
Kingdom of Denmark
   6.00% due 11/15/2009                    DKK        50,000               8,792
DOMINICAN REPUBLIC - 0.03%
Government of Dominican Republic,
   Series REGS
   9.04% due 01/23/2018 (a)                $         181,700             196,962
GERMANY - 0.08%
Federal Republic of Germany
   3.75% due 07/04/2013                    EUR        50,000              60,795
   5.25% due 01/04/2011                              125,000             162,635
   5.25% due 01/04/2008                              125,000             156,680
   6.25% due 01/04/2030                               85,000             138,174
                                                               -----------------
                                                                         518,284
IRAQ - 0.03%
Republic of Iraq
   5.80% due 01/15/2028                    $         250,000             168,950
ITALY - 0.08%
Italy Government International Bond
   5.375% due 06/15/2033 (a)                         500,000             481,505
JAMAICA - 0.02%
Jamaica Government International Bond
   9.25% due 10/17/2025                              100,000             105,000
JAPAN - 0.02%
Government of Japan, Series 264
   1.50% due 09/20/2014                    JPY    10,000,000              83,863
   1.80% due 03/22/2010                            5,000,000              43,660
                                                               -----------------
                                                                         127,523
MEXICO - 0.14%
Government of Mexico
   6.625% due 03/03/2015                   $         290,000             302,615
   8.00% due 12/07/2023                    MXN     2,300,000             197,502
   8.375% due 01/14/2011 (a)               $          80,000              88,640
   9.50% due 12/18/2014                    MXN       500,000              48,761
   9.875% due 02/01/2010                   $         155,000             176,700
   11.375% due 09/15/2016                             50,000              70,475
                                                                         884,693
                                                               -----------------
PHILIPPINES - 0.02%
Republic of Philippines
   10.625% due 03/16/2025                            100,000             129,625
POLAND - 0.03%
Government of Poland
   5.00% due 10/24/2013                    PLN       565,000             175,407
RUSSIA - 0.02%
Russian Federation
   5.00% due 03/31/2030                    $         130,000             142,636
TURKEY - 0.07%
Republic of Turkey
   20.00% due 10/17/2007                   TRY       520,700   $         458,860
UNITED KINGDOM - 0.02%
Government of United Kingdom
   6.00% due 12/07/2028                    GBP        20,000              43,961
   7.25% due 12/07/2007                               10,000              18,170
   8.00% due 12/07/2015                               15,000              33,481
                                                               -----------------
                                                                          95,612
VENEZUELA - 0.04%
Republic of Venezuela
   9.25% due 09/15/2027                    $         190,000             241,395
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,554,556)                                              $       6,189,762
                                                               -----------------
CORPORATE BONDS - 8.03%
AEROSPACE - 0.25%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                             965,943           1,006,725
   7.156% due 12/15/2011                             525,752             543,488
                                                               -----------------
                                                                       1,550,213
AIR TRAVEL - 0.11%
Qantas Airways Ltd.
   6.05% due 04/15/2016                              420,000             416,283
Southwest Airlines Company
   5.125% due 03/01/2017                             140,000             129,681
   5.25% due 10/01/2014                              140,000             134,031
                                                               -----------------
                                                                         679,995
AUTOMOBILES - 0.18%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                              250,000             242,251
DaimlerChrysler North America Holding Corp.,
   Series MTND
   5.36% due 09/10/2007 (b)                          900,000             902,574
                                                               -----------------
                                                                       1,144,825
BANKING - 1.41%
Banco Santander Chile
   5.375% due 12/09/2014                             130,000             125,388
Bank of America Corp.
   7.125% due 09/15/2006                             250,000             252,045
BOI Capital Funding No. 3
   6.107% due 08/29/2049                             250,000             241,133
Capital One Financial Corp.
   7.25% due 05/01/2006                              430,000             430,702
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                         550,000             521,993
Countrywide Home Loans Inc., Series MTN
   4.96% due 02/27/2008 (b)                        1,000,000             999,853
DBS Bank, Ltd.
   7.125% due 05/15/2011                             200,000             212,867
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                          145,000             137,496
   4.90% due 09/23/2010                              220,000             212,251

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Lehman Brothers Holdings Inc, Series MTN
   5.50% due 04/04/2016                    $       1,050,000   $       1,029,367
MBNA America Bank
   5.375% due 01/15/2008                             250,000             250,401
Mizuho Capital Investment 1 Ltd.
   6.686% due 03/29/2049 (b)                         320,000             314,941
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                         160,000             148,160
RBS Capital Trust IV
   5.327% due 09/29/2049 (b)                         475,000             479,923
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)                          440,000             426,945
Shinsei Finance II
   7.16% due 07/29/2049 (b)                          320,000             320,000
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                         430,000             417,134
Unicredito Italiano Capital Trust II
   9.20% due 10/05/2049 (b)                          340,000             384,985
Washington Mutual Preferred Funding
   Delaware
   6.534% due 03/29/2049 (b)                         300,000             290,706
Washington Mutual, Inc.
   5.2354% due 03/22/2012 (b)                        190,000             189,504
Wells Fargo Company
   3.50% due 04/04/2008                              500,000             483,866
Zions Bancorporation
   5.50% due 11/16/2015                              975,000             951,223
                                                               -----------------
                                                                       8,820,883
BROADCASTING - 0.10%
Charter Communications Operating LLC
   8.00% due 04/30/2012                              210,000             208,950
   8.375% due 04/30/2014                             250,000             249,375
News America, Inc.
   6.40% due 12/15/2035                              150,000             143,420
                                                               -----------------
                                                                         601,745
BUILDING MATERIALS & CONSTRUCTION -
   0.03%
Ryland Group, Inc.
   5.375% due 05/15/2012                             200,000             189,151
BUSINESS SERVICES - 0.19%
Electronic Data Systems Corp.
   6.50% due 08/01/2013                              400,000             406,776
The Thomson Corp.
   5.50% due 08/15/2035                              835,000             754,069
                                                               -----------------
                                                                       1,160,845
CABLE AND TELEVISION - 0.14%
Comcast Corp.
   6.45% due 03/15/2037                              310,000             299,778
   6.50% due 11/15/2035                              250,000             242,574
Cox Communications, Inc.
   7.75% due 11/01/2010                              125,000             133,678
Kabel Deutschland GMBH
   10.625% due 07/01/2014                             80,000              85,400
Young Broadcasting, Inc.
   10.00% due 03/01/2011                             125,000             115,313
                                                               -----------------
                                                                         876,743
CELLULAR COMMUNICATIONS - 0.21%
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                    $          90,000   $         113,989
Nextel Communications, Inc.
   6.875% due 10/31/2013                             565,000             582,952
US Unwired, Inc., Series B
   10.00% due 06/15/2012                             530,000             594,263
                                                               -----------------
                                                                       1,291,204
COMMERCIAL SERVICES - 0.07%
Cendant Corp.
   6.25% due 01/15/2008                              250,000             252,923
   6.875% due 08/15/2006                             200,000             200,958
                                                               -----------------
                                                                         453,881
COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Cisco Systems, Inc.
   5.25% due 02/22/2011                              125,000             123,933
CONTAINERS & GLASS - 0.07%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                              365,000             361,350
   9.50% due 08/15/2013                              100,000              93,500
                                           -----------------   -----------------
                                                                         454,850
CRUDE PETROLEUM & NATURAL GAS - 0.11%
Apache Finance Canada Corp.
   7.75% due 12/15/2029                              290,000             355,514
XTO Energy Inc.
   6.10% due 04/01/2036                              340,000             330,881
                                                               -----------------
                                                                         686,395
DOMESTIC OIL - 0.08%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             480,000             508,909
DRUGS & HEALTH CARE - 0.05%
Allegiance Corp.
   7.00% due 10/15/2026                              290,000             305,621
ELECTRICAL UTILITIES - 0.64%
AES Corp.
   9.375% due 09/15/2010                             420,000             457,800
AmerenUE
   5.40% due 02/01/2016                              270,000             263,908
Dominion Resources, Inc.
   5.70% due 09/17/2012                              125,000             123,855
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                              230,000             246,647
FirstEnergy Corp.
   7.375% due 11/15/2031                              50,000              55,538
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                             350,000             342,618
Ohio Power Company
   5.30% due 11/01/2010                              430,000             424,908
Oncor Electric Delivery Company
   7.00% due 05/01/2032                              125,000             135,246
Pacific Gas & Electric Company
   4.20% due 03/01/2011                              275,000             259,054
PSEG Funding Trust I
   5.381% due 11/16/2007                             430,000             428,564

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
PSEG Power LLC
   5.00% due 04/01/2014                    $         375,000   $         354,381
Scottish Power PLC
   4.91% due 03/15/2010                              460,000             449,111
   5.81% due 03/15/2025                              305,000             293,411
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                              170,000             164,195
                                                               -----------------
                                                                       3,999,236
ELECTRONICS - 0.07%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                             135,000             135,163
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                              250,000             272,980
                                                               -----------------
                                                                         408,143
ENERGY - 0.07%
Enterprise Products Operating LP,
   Series B
   5.60% due 10/15/2014                              220,000             213,332
   6.875% due 03/01/2033                             250,000             255,400
                                                               -----------------
                                                                         468,732
FINANCIAL SERVICES - 1.87%
AMBAC Financial Group, Inc.
   5.95% due 12/05/2035                              220,000             212,268
Aries Vermogensverwaltung GmbH, Series
   REGS
   9.60% due 10/25/2014                              250,000             312,350
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                              270,000             263,484
Corporacion Andina de Fomento
   6.875% due 03/15/2012                             510,000             539,782
Countrywide Financial Corp, Series MTNA
   5.10% due 12/19/2007 (b)                          170,000             170,066
Downey Financial Corp.
   6.50% due 07/01/2014                              370,000             368,894
ERP Operating LP
   4.75% due 06/15/2009                              345,000             337,863
Ford Motor Credit Company
   6.50% due 01/25/2007                              780,000             777,014
General Electric Capital Corp.
   5.45% due 01/15/2013                              250,000             249,812
General Motors Acceptance Corp.
   6.875% due 09/15/2011                             150,000             139,812
HVB Funding Trust III
   9.00% due 10/22/2031                              160,000             205,378
International Lease Finance Corp.
   4.75% due 01/13/2012                              490,000             467,671
   4.75% due 07/01/2009                              500,000             488,608
JPMorgan Chase & Company
   5.35% due 03/01/2007                              125,000             125,081
MBNA Capital, Series B
   5.48% due 02/01/2027 (b)                        1,065,000           1,050,750
MBNA Corp.
   5.14% due 05/05/2008 (b)                        1,300,000           1,309,504
MBNA Europe Funding Plc, ADR
   4.55% due 09/07/2007                              460,000             460,201
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                          620,000             673,121
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)               $         310,000   $         305,052
Nationwide Life Global Funding I
   5.35% due 02/15/2007                              110,000             110,018
NiSource Finance Corp.
   6.15% due 03/01/2013                              160,000             162,975
   7.875% due 11/15/2010                             260,000             282,024
PCCW-HKT Capital, Ltd., Series REGS
   8.00% due 11/15/2011                              160,000             175,547
Reliastar Financial Corp.
   6.50% due 11/15/2008                              280,000             286,875
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
      06/30/2008 due 12/29/2049 (b)                  180,000             193,672
The Goldman Sachs Group, Inc.
   4.75% due 07/15/2013                              250,000             236,180
   5.25% due 04/01/2013                              250,000             243,731
Twin Reefs Pass Through Trust
   5.69813% due 12/10/2049 (b)                       700,000             699,989
Washington Mutual, Inc.
   5.25% due 09/15/2017                              500,000             468,467
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                             345,000             328,203
                                                               -----------------
                                                                      11,644,392
FOOD & BEVERAGES - 0.32%
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                             220,000             211,533
Diageo Capital PLC
   4.375% due 05/03/2010                             160,000             153,600
Kellogg Company, Series B
   6.60% due 04/01/2011                              250,000             261,411
Kraft Foods, Inc.
   6.25% due 06/01/2012                              250,000             257,532
Molson Coors Capital Financial
   4.85% due 09/22/2010                              445,000             432,480
Nabisco, Inc.
   7.55% due 06/15/2015                              375,000             425,505
Tyson Foods, Inc.
   6.60% due 04/01/2016                              250,000             246,928
                                                               -----------------
                                                                       1,988,989
GAS & PIPELINE UTILITIES - 0.07%
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                            100,000             114,570
Gulfstream Natural Gas System LLC
   6.19% due 11/01/2025                              240,000             236,987
Williams Companies, Inc.
   8.125% due 03/15/2012                              70,000              75,162
                                                               -----------------
                                                                         426,719
HOMEBUILDERS - 0.12%
Centex Corp.
   4.75% due 01/15/2008                               70,000              69,019
Lennar Corp.
   5.95% due 03/01/2013                               40,000              39,438
MDC Holdings, Inc.
   5.50% due 05/15/2013                               80,000              74,510

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
HOMEBUILDERS (CONTINUED)
Technical Olympic USA, Inc.
   10.375% due 07/01/2012                  $         150,000   $         151,500
William Lyon Homes, Inc.
   10.75% due 04/01/2013                             415,000             418,112
                                                               -----------------
                                                                         752,579
HOTELS & RESTAURANTS - 0.05%
Buffets, Inc.
   11.25% due 07/15/2010                             100,000             104,500
Seminole Tribe of Florida
   5.798% due 10/01/2013                             230,000             224,669
                                                               -----------------
                                                                         329,169
INSURANCE - 0.40%
CNA Financial Corp.
   5.85% due 12/15/2014                              375,000             364,677
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                              505,000             476,801
Lincoln National Corp.
   6.20% due 12/15/2011                              140,000             145,206
Monumental Global Funding
   4.80% due 05/19/2006 (b)                          840,000             839,797
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                              60,000              68,745
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                          490,000             476,228
Prudential Insurance Company
   6.375% due 07/23/2006                             125,000             125,439
                                                               -----------------
                                                                       2,496,893
INTERNATIONAL OIL - 0.21%
Pemex Project Funding Master Trust
   6.21% due 06/15/2010 (b)                          660,000             677,490
   7.375% due 12/15/2014                             500,000             533,750
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                             131,600             127,065
                                                               -----------------
                                                                       1,338,305
INVESTMENT COMPANIES - 0.05%
Temasek Financial I, Ltd.
   4.50% due 09/21/2015                              310,000             287,969
MEDICAL-HOSPITALS - 0.02%
Tenet Healthcare Corp.
   9.875% due 07/01/2014                             125,000             126,563
MINING - 0.08%
Teck Cominco, Ltd.
   6.125% due 10/01/2035                             500,000             470,421
PAPER - 0.06%
International Paper Company
   5.85% due 10/30/2012                              370,000             367,679
PETROLEUM SERVICES - 0.13%
Petroleum Export, Ltd.
   5.265% due 06/15/2011                             452,200             441,840
Petroleum Export, Ltd./Cayman SPV
   4.623% due 06/15/2010                             358,889             352,149
                                                               -----------------
                                                                         793,989
PHARMACEUTICALS - 0.04%
Hospira, Inc.
   5.90% due 06/15/2014                    $         250,000   $         250,779
RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series
   2002-1
   6.061% due 01/17/2023                              74,003              76,699
REAL ESTATE - 0.25%
Brandywine Operating Partnership, REIT
   6.00% due 04/01/2016                              550,000             544,292
Developers Diversified Realty Corp.,
   REIT
   5.00% due 05/03/2010                              375,000             364,756
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                              250,000             234,008
ProLogis, REIT
   5.25% due 11/15/2010                              200,000             196,765
   5.625% due 11/15/2015                             250,000             244,430
                                                               -----------------
                                                                       1,584,251
RETAIL TRADE - 0.01%
Rite Aid Corp.
   6.875% due 08/15/2013                              60,000              52,500
SANITARY SERVICES - 0.07%
Allied Waste North America, Inc.,
   Series B
   9.25% due 09/01/2012                              425,000             458,469
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.16%
France Telecom SA
   8.50% due 03/01/2031 (b)                          125,000             156,139
Koninklijke (Royal) KPN NV
   8.375% due 10/01/2030                             125,000             137,599
SBC Communications, Inc.
   5.625% due 06/15/2016                             125,000             121,618
   6.45% due 06/15/2034                              370,000             364,195
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                             205,000             212,934
                                                               -----------------
                                                                         992,485
TELEPHONE - 0.31%
AT&T, Inc.
   4.9506% due 11/14/2008 (b)                        430,000             430,793
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011                              320,000             324,400
   7.90% due 08/15/2010                               85,000              88,400
Telecom Italia Capital
   6.00% due 09/30/2034                              220,000             197,916
Telecom Italia Capital SA
   4.00% due 11/15/2008                              125,000             120,447
   5.25% due 10/01/2015                              370,000             344,262
Verizon, New York, Inc.
   6.875% due 04/01/2012                             400,000             410,883
                                                               -----------------
                                                                       1,917,101
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $51,212,046)                       $      50,081,255
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.60%
Banc of America Funding Corp.,
   Series 2005-H, Class 9A1
   5.9776% due 11/20/2035 (b)              $         454,641   $         454,929
Bank of America Commercial Mortgage,
   Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                              320,009             317,501
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2005-10, Class A3
   4.65% due 10/25/2035 (b)                          875,000             842,302
Bear Stearns Alt-A Trust,
   Series 2005-9, Class 26A1
   5.8584% due 11/25/2035 (b)                        452,224             451,571
Chase Commercial Mortgage Securities
   Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                             250,000             272,542
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                             750,000             686,566
Countrywide Alternative Loan Trust,
   Series 2005-46CB, Class A8
   5.50% due 10/25/2035                              455,299             451,559
Countrywide Alternative Loan Trust,
   Series 2005-54CB, Class 1A7
   5.50% due 11/25/2035                              500,000             494,765
Countrywide Alternative Loan Trust,
   Series 2005-62, Class 2A1
   4.618% due 12/25/2035 (b)                         497,631             497,631
Countrywide Alternative Loan Trust,
   Series 2005-64CB, Class 1A7
   5.50% due 12/25/2035                              456,171             450,962
Countrywide Home Loan Mortgage Pass
   Through
   Trust, Series 2005-HYB8, Class 4A1
   5.72% due 12/20/2035 (b)                        2,108,518           2,085,486
Countrywide Home Loan Trust,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                              277,953             272,238
Credit Suisse Mortgage Capital
   Certificates, Series
   2006-3, Class 1A4A
   5.896% due 04/25/2036                           1,000,000           1,000,000
Crown Castle Towers LLC,
   Series 2005-1A, Class AFL
   5.1288% due 06/15/2035 (b)                        230,000             230,651
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                             625,000             604,464
Crown Castle Towers LLC,
   Series 2005-1A, Class B
   4.878% due 06/15/2035                             825,000             795,677
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                             290,000             282,116
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                             368,112             371,919
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                             500,000             500,161
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                    $         750,000   $         773,363
CS First Boston Mortgage Securities
   Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                             500,000             515,941
CS First Boston Mortgage Securities
   Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                             250,000             236,360
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                              405,680             405,937
Federal National Mortgage Association
   Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                              337,380             349,133
FHLMC Structured Pass Through
   Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                              190,526             196,988
First Horizon Alternative Mortgage
   Securities,
   Series 2005-FA8, Class 1A14
   5.50% due 11/25/2035                              698,861             690,234
First Union National Bank Commercial
   Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                             703,192             711,379
First Union National Bank Commercial
   Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                             373,051             374,843
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                              54,502              55,336
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                              500,000             515,155
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                             360,000             358,151
Global Signal Trust, Series 2006-1,
   Class A2
   5.45% due 02/15/2036                              375,000             371,503
Global Signal Trust, Series 2006-1,
   Class C
   5.707% due 02/15/2036                             300,000             297,787
GMAC Commercial Mortgage Securities,
   Inc,
   Series 2001-C2, Class A1
   6.25% due 04/15/2034                              375,571             381,779
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                             180,228             182,818
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                             604,613             603,309
Greenwich Capital Commercial Funding
   Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                             323,219             312,816
Harborview Mortgage Loan Trust,
   Series 2005-15, Class 2A12
   5.5763% due 10/20/2045 (b)                        570,755             580,887
Hilton Hotels Pool Trust, Series
   2000-HLTA, Class B
   5.14% due 10/03/2015 (b)                          170,000             170,521

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Indymac Index Mortgage Loan Trust,
   Series
   2006-AR5, Class 2A1
   5.8916% due 05/25/2036 (b)              $       1,425,000   $       1,419,377
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                           1,165,000           1,159,151
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                              750,000             725,233
JPMorgan Chase Commercial Mortgage
   Securities
   Corp., Series 2005-LDP4, Class A2
   4.79% due 10/15/2042                              415,000             403,685
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                             500,000             526,579
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                              28,909              28,935
Residential Accredit Loans, Inc.,
   Series 2006-QA1,
   Class A31
   6.3028% due 01/25/2036 (b)                        967,040             975,435
Salomon Brothers Mortgage Securities
   VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                             290,000             301,592
Salomon Brothers Mortgage Securities
   VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                             213,175             214,883
Salomon Brothers Mortgage Securities
   VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                             750,000             777,893
SBA CMBS Trust, Series 2005-1A, Class A
   5.369% due 11/15/2035                             280,000             277,725
SBA CMBS Trust, Series 2005-1A, Class B
   5.565% due 11/15/2035                             250,000             248,483
Structured Adjustable Rate Mortgage Loan
   Trust,
   Series 2006-2, Class 5A1
   6.00% due 03/25/2036 (b)                          992,177             996,518
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.5246% due 07/15/2027 (b)                        205,723             208,507
Washington Mutual, Inc., Series 2005-1,
   Class 6A1
   6.50% due 03/25/2035                              613,705             617,419
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR10, Class 2A6
   4.1095% due 06/25/2035 (b)                        675,000             671,222
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $29,435,638)                                          $      28,699,917
                                                               -----------------
ASSET BACKED SECURITIES - 2.86%
Advanta Business Card Master Trust,
   Series 2005-A1, Class A1
   4.8463% due 04/20/2011 (b)                        375,000             374,531
Advanta Business Card Master Trust,
   Series 2005-A3, Class A3
   4.70% due 10/20/2011                              375,000             369,551
ARG Funding Corp., Series 2005-2A,
   Class A1
   4.54% due 05/20/2009                              570,000             562,575
Bear Stearns Asset Backed Securities
   Inc,
   Series 2005-CL1, Class A1
   5.3181% due 09/25/2034 (b)              $         282,285   $         283,432
California Infrastructure Development
   PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                               61,037              61,297
Countryplace Manufactured Housing
   Contract
   Trust, Series 2005-1, Class A3
   4.80% due 12/15/2035 (b)                          250,000             234,883
Countrywide Asset-Backed Certificates,
   Series
   2006-S2, Class A5
   5.753% due 07/25/2027                             825,000             824,973
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                         292,788             290,823
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.0981% due 09/25/2033 (b)                        395,604             395,901
CPS Auto Trust, Series 2006-A, Class 1A4
   5.33% due 11/15/2012                              700,000             699,889
CPS Auto Trust, Series 2005-C, Class A2
   4.79% due 03/15/2012                              510,000             500,883
Discover Card Master Trust I,
   Series 1996-4, Class A
   5.1238% due 10/16/2013 (b)                        675,000             685,072
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                             209,174             206,200
First Investors Auto Owner Trust,
   Series 2005-A, Class A2
   4.23% due 07/16/2012                              500,000             493,628
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   5.0425% due 06/17/2022 (b)                        182,459             183,156
Hertz Vehicle Financing LLC, Series
   2005-2A,
   Class A6
   5.08% due 11/25/2011                              330,000             325,281
IndyMac Home Equity Loan Asset-Backed
   Trust,
   Series 2004-B, Class A2B
   5.1781% due 11/25/2034 (b)                        280,353             280,786
Long Beach Mortgage Loan Trust,
   Series 2005-WL2, Class 3A2
   4.9281% due 08/25/2035 (b)                        296,607             296,670
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.1081% due 11/25/2034 (b)                        750,000             750,695
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                          510,000             505,478
Peco Energy Transition Trust,
   Series 1999-A, Class A7
   6.13% due 03/01/2009                              540,000             547,654
PG&E Energy Recovery Funding LLC, Series
   2005-2, Class A2
   5.03% due 03/25/2014                            1,000,000             990,990

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
PG&E Energy Recovery Funding LLC, Series
   2005-2, Class A3
   5.12% due 12/25/2014                    $         500,000   $         494,165
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A3
   4.14% due 09/25/2012                              420,000             405,940
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                              300,000             291,613
Rental Car Finance Corp.,
   Series 2005-1A, Class A2
   4.59% due 06/25/2011                              500,000             483,873
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                              176,462             173,788
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                         625,000             614,984
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                         325,000             314,820
Residential Asset Securities Corp.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                               77,031              77,000
Small Business Administration, Series
   2006-P10A, Class 1
   5.408% due 02/10/2016                             525,000             519,146
Specialty Underwriting & Residential
   Finance,
   Series 2004-BC4, Class A2B
   5.1281% due 10/25/2035 (b)                        625,000             626,208
Spirit Master Funding LLC, Series
   2005-1, Class A1
   5.05% due 07/20/2023                              388,656             386,713
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   5.1181% due 09/25/2034 (b)                        384,790             385,027
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.1181% due 09/25/2034 (b)                        497,156             497,532
Triad Auto Receivables Owner Trust,
   Series 2005-A, Class A4
   4.22% due 06/12/2012                              300,000             292,243
UPFC Auto Receivables Trust, Series
   2005-A, Class A3
   4.34% due 12/15/2010                              500,000             493,695
UPFC Auto Receivables Trust, Series
   2005-B, Class A3
   4.98% due 08/15/2011                              475,000             471,136
USAA Auto Owner Trust, Series 2004-3,
   Class A3
   3.16% due 02/17/2009                              646,535             638,251
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                              125,000             124,727
West Penn Funding LLC Transition Bonds,
   Series 2005-A, Class A1
   4.46% due 12/27/2010                              720,000             702,000
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $18,098,187)                                             $      17,857,209
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.01%
SUPRANATIONAL - 0.01%
Inter-American Development Bank
   1.90% due 07/08/2009                    JPY     5,000,000   $          43,697
                                           -----------------   -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $45,947)                                                 $          43,697
                                                               -----------------
SHORT TERM INVESTMENTS - 11.05%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      65,405,882   $      65,405,882
United States Treasury Bills
   zero coupon due 06/15/2006                      3,550,000           3,516,793
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $68,922,675)                                          $      68,922,675
                                                               -----------------
REPURCHASE AGREEMENTS - 1.39%
   Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $8,700,501 on 04/03/2006,
   collateralized by $7,710,000 U.S.
   Treasury Bonds, 6.125% due
   08/15/2029 (valued at $8,874,511,
   including interest) (c)***              $       8,698,000   $       8,698,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $8,698,000)                                              $       8,698,000
                                                               -----------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
   (COST $620,271,841) - 110.72%                               $     690,676,622
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.72)%                                                          (66,850,295)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     623,826,327
                                                               =================

INDEX ALLOCATION TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index Trust Series NAV                           338,234   $       3,801,754
Bond Index Trust A Series NAV                        261,949           3,258,646
International Equity Index Trust A
   Series NAV                                         87,036           1,629,323
Mid Cap Index Trust Series NAV                        55,933           1,086,216
Small Cap Index Trust Series NAV                      64,008           1,086,216
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES (Cost
   $10,760,521)                                                $      10,862,155
                                                               -----------------
TOTAL INVESTMENTS (INDEX ALLOCATION
   TRUST)
   (COST $10,760,521) - 100.00%                                $      10,862,155
OTHER ASSETS IN EXCESS OF LIABILITIES -
   0.00%                                                                     214
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      10,862,369
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 94.24%
ARGENTINA - 0.03%
Petrobras Energia
   Participaciones SA, ADR, B Shares *                 1,705   $          19,181
Siderar SA, Class A Shares, ADR                          195              13,594
Telecom Argentina SA, ADR, B Shares *
   (a)                                                 1,484              20,093
Transportadora de Gas del Sur SA, ADR *                  210               1,065
                                                               -----------------
                                                                          53,933
AUSTRALIA - 4.00%
Alinta, Ltd. (a)                                       3,715              29,223
Alumina, Ltd.                                         17,359              92,151
Amcor, Ltd.                                           12,695              67,302
AMP, Ltd.                                             26,827             166,820
Ansell, Ltd.                                           2,185              18,158
APN News & Media, Ltd. (a)                             3,395              11,504
Aristocrat Leisure, Ltd. (a)                           4,652              45,924
Australia and New Zealand Bank Group,
   Ltd.                                               26,375             500,719
Australia Gas & Light Company, Ltd.                    6,412              85,119
Australian Stock Exchange, Ltd. (a)                    1,529              35,819
Axa Asia Pacific Holdings, Ltd.                       12,780              53,102
Babcock & Brown, Ltd.                                  2,190              29,025
BHP Billiton, Ltd. (a)                                52,184           1,046,769
Billabong International, Ltd.                          2,089              22,748
Bluescope Steel, Ltd. (a)                             10,100              51,952
Boral, Ltd.                                            8,375              53,519
Brambles Industries, Ltd. (a)                         14,429             111,122
Caltex Australia, Ltd.                                 1,968              27,070
Centro Properties Group, Ltd.                         11,709              54,273
CFS Gandel Retail Trust                               19,085              26,661
CFS Gandel Retail Trust-New Shares *                     466                 644
Challenger Financial Services Group,
   Ltd. (a)                                            4,736              11,875
Coca-Cola Amatil, Ltd. (a)                             7,504              38,867
Cochlear, Ltd.                                           850              32,359
Coles Myer, Ltd. (a)                                  17,339             132,912
Commonwealth Bank of Australia, Ltd. (a)              18,775             609,304
Commonwealth Property Office Fund, Ltd.               19,043              18,826
Computershare, Ltd. (a)                                5,883              31,019
CSL, Ltd. (a)                                          2,585             101,299
CSR, Ltd.                                             13,040              41,665
DB RREEF Trust                                        38,585              40,634
DCA Group, Ltd. (a)                                    7,042              18,515
Downer EDI, Ltd.                                       4,351              27,648
Foster's Group, Ltd.                                  30,072             114,395
Futuris Corp., Ltd.                                    9,069              14,683
General Property Trust                                25,539              75,563
Harvey Norman Holding, Ltd. (a)                        6,800              18,414
Iluka Resources, Ltd.                                  3,689              20,719
ING Industrial Fund                                   11,255              18,223
Investa Property Group, Ltd.                          22,077              34,162
James Hardie Industries, Ltd.                          6,885              46,759
John Fairfax Holdings, Ltd.                           13,234              38,018
Leighton Holdings, Ltd.                                1,985              25,241
Lend Lease Corp.                                       5,207              51,624
Lion Nathan, Ltd.                                      4,688              27,237
Macquarie Airports, Ltd. (a)                          10,253   $          24,754
Macquarie Bank, Ltd. (a)                               3,317             153,699
Macquarie Communications
   Infrastructure Group, Ltd. (a)                      5,344              22,396
Macquarie Goodman Group, Ltd.                         17,253              61,554
Macquarie Infrastructure Group, Ltd.                  33,908              92,551
Macquarie Office Trust                                28,788              28,358
Mayne Nickless, Ltd.                                  10,310              25,408
Mayne Pharma, Ltd. *                                   7,757              16,449
Mirvac Group, Ltd. (a)                                12,720              38,728
Multiplex Group, Ltd.                                  9,760              21,466
National Australia Bank, Ltd. (a)                     23,266             628,375
Newcrest Mining, Ltd.                                  4,636              77,650
NRMA Insurance Group, Ltd.                            23,774              93,163
OneSteel, Ltd.                                         7,434              21,942
Orica, Ltd.                                            4,332              71,969
Origin Energy, Ltd.                                   11,173              58,592
Pacific Brands, Ltd. (a)                               7,076              12,115
PaperlinX, Ltd.                                        7,295              19,702
Patrick Corp., Ltd. (a)                                9,686              55,929
Perpetual Trust of Australia, Ltd.                       609              29,668
Publishing & Broadcasting, Ltd.                        1,983              24,577
Qantas Airways, Ltd., ADR                             13,797              34,990
QBE Insurance Group, Ltd.                             11,157             174,884
Rinker Group, Ltd.                                    13,438             191,096
Rio Tinto, Ltd. (a)                                    4,167             235,386
Santos, Ltd.                                           8,458              68,954
SFE Corporation, Ltd.                                  2,146              25,075
Sonic Healthcare, Ltd.                                 3,752              42,201
Stockland Company, Ltd.                               18,558              89,342
Stockland *                                              499               2,368
Suncorp-Metway, Ltd. (a)                               7,987             111,235
TABCORP Holdings, Ltd. (a)                             7,361              81,580
Telstra Corp., Ltd. (a)                               29,675              79,509
Toll Holdings, Ltd. (a)                                3,600              33,785
Transurban Group, Ltd. *                              11,541              55,726
UNiTAB, Ltd.                                           1,967              21,419
Wesfarmers, Ltd. (a)                                   5,433             135,760
Westfield Group- New Shares *                            662               8,065
Westfield Group                                       21,061             258,007
Westpac Banking Corp., Ltd.                           26,460             451,531
Woodside Petroleum, Ltd.                               6,849             223,153
Woolworths, Ltd. (a)                                  17,065             230,204
                                                               -----------------
                                                                       8,252,900
AUSTRIA - 0.41%
Andritz AG (a)                                           139              20,278
Bohler Uddeholm AG                                       155              31,984
Erste Bank der Oesterreichischen
   Sparkassen AG                                       2,710             160,062
Flughafen Wien AG                                        161              12,630
Immofinanz Immobiien Anlage AG *                       5,087              52,855
Mayr-Melnhof Karton AG                                    47               8,415

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUSTRIA (CONTINUED)
Meinl European Land, Ltd. *                            2,191   $          41,221
Oesterreichische Elektrizitaets AG,
   Class A                                               117              52,119
OMV AG                                                 2,494             167,102
Raiffeisen International Bank Holding
   AG *                                                  523              44,691
RHI AG *                                                 270               8,790
Telekom Austria AG                                     5,292             124,936
Voestalpine AG                                           285              39,941
Wiener Staedtische Allgemeine
   Versicherung AG *                                     462              28,600
Wienerberger Baustoffindustrie AG                        956              48,156
                                                               -----------------
                                                                         841,780
BELGIUM - 0.97%
Agfa Gevaert NV                                        1,474              28,125
Barco NV                                                 175              14,965
Bekaert SA                                               199              20,531
Belgacom SA                                            2,450              78,479
Cofinimmo SA                                              80              13,352
Colruyt SA                                               230              34,506
Compagnie Maritime Belge SA                              202               6,059
Delhaize Group                                         1,069              76,815
Dexia                                                  8,215             212,789
Euronav NV (a)                                           243               6,595
Fortis Group SA                                       17,507             626,450
Groupe Bruxelles Lambert SA                            1,038             115,661
Interbrew                                              2,729             128,192
KBC Bancassurance Holding NV                           2,742             294,882
Mobistar SA                                              412              29,955
Omega Pharma SA                                          306              18,775
SA D'Ieteren Trading NV                                   38              11,388
Solvay SA                                                954             110,354
Suez SA                                                1,336              52,898
UCB SA                                                 1,320              65,050
Union Miniere SA                                         370              51,333
                                                               -----------------
                                                                       1,997,154
BERMUDA - 0.19%
Brilliance China Automotive Holdings,
   Ltd. *                                              8,000               1,196
Central European Media Enterprises,
   Ltd. *                                                355              24,534
Cheung Kong Infrastructure Holdings,
   Ltd.                                                6,228              19,784
Cosco Pacific, Ltd.                                    6,000              11,946
Esprit Holdings, Ltd.                                 13,985             108,853
Frontline, Ltd.                                          808              26,958
Giordano International, Ltd.                          19,389              10,806
Johnson Electronic Holdings, Ltd.                     21,975              20,531
Kerry Properties, Ltd.                                 7,107              26,010
Li & Fung, Ltd.                                       26,208              59,104
Noble Group, Ltd.                                     14,000              10,657
Orient Overseas International, Ltd.                    2,938               9,957
Shangri-La Asia, Ltd.                                 15,953              25,698
Ship Finance International, Ltd.                          33                 558
Smartone Telecommunications Holdings,
   Ltd.                                                2,643               2,929
South China Morning Post, Ltd.                         8,456               3,051
Texwinca Holdings, Ltd.                                8,933   $           6,792
TPV Technology, Ltd.                                   6,000               6,611
Yue Yuen Industrial Holdings, Ltd.                     6,933              20,415
                                                               -----------------
                                                                         396,390
BRAZIL - 0.68%
Aracruz Celulose SA, ADR (a)                             316              16,729
Banco Bradesco SA, ADR                                 3,249             116,671
Banco Nossa Caixa SA                                     318               7,010
Brasil Telecom Participacoes SA, ADR                     340              12,339
Brasil Telecom Participacoes SA *                    600,000               6,351
Braskem SA, ADR *                                        862              12,852
Centrais Eletricas Brasileiras SA, ADR,
   B Shares (a)                                          778               8,568
Centrais Eletricas Brasileiras SA, ADR                 1,295              14,477
Centrais Eletricas Brasileiras SA *                  400,000               8,974
CIA Brasileira De Distribuicao Grupo Pao
   de Acucar, ADR (a)                                    171               7,208
CIA de Bebidas das Americas, ADR, PFD
   Shares                                              1,693              72,731
Cia de Concessoes Rodoviarias, ADR                     1,200              11,188
Cia de Saneamento Basico do Estado de
   Sao Paulo *                                       120,000              10,548
CIA Energetica De Minas Gerais, ADR (a)                  703              31,965
Cia Siderurgica Nacional SA                              100               3,132
Cia Vale do Rio Doce *                                   900              43,737
Companhia Siderurgica Nacional SA, ADR
   (a)                                                 1,111              34,908
Companhia Vale Do Rio Doce, ADR                        2,213             107,397
Companhia Vale Do Rio Doce, SADR                       3,120             134,878
Contax Participacoes SA, ADR *                         1,938               2,428
Cyrela Brazil Realty SA                                1,000              17,745
Diagnosticos da America SA *                             200               5,154
EDP - Energias do Brasil SA                              500               6,947
Embratel Participacoes SA, ADR *                         490               5,419
Empresa Brasileira de Aeronautica SA,
   ADR                                                   558              20,562
Gerdau SA, SADR (a)                                    1,476              33,239
Natura Cosmeticos SA *                                 1,000              11,827
Petroleo Brasileiro SA, ADR, Petro (a)                 2,954             235,877
Petroleo Brasileiro SA, ADR * (a)                      2,127             184,347
Petroleo Brasileiro SA *                               2,000              42,890
Souza Cruz SA                                            600               9,114
Tele Norte Leste Participacoes SA, ADR                 1,938              32,326
Tele Norte Leste Participacoes SA *                      500              11,031
Unibanco - Uniao De Bancos Brasileiros
   SA, ADR                                               611              45,159
Unibanco - Uniao de Bancos Brasileiros
   SA *                                                1,900              27,980
Usinas Siderurgicas de Minas Gerais SA,
ADR * (a)                                                588              21,766
Vivo Participacoes SA, ADR * (a)                       3,136              13,422
Votorantim Celulose e Papel SA, SADR                     467               7,556
                                                               -----------------
                                                                       1,396,452
CANADA - 5.87%
Aber Diamond Corp.                                       764              30,787

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CANADA (CONTINUED)
Abitibi Consolidated, Inc.                             6,481   $          26,833
Agnico-Eagle Mines, Ltd.                               1,287              39,197
Agrium, Inc.                                           2,039              51,491
Alcan Aluminum, Ltd. USD                               5,481             251,028
Algoma Steel, Inc. *                                     500              13,548
Aliant, Inc.                                             688              20,966
Angiotech Pharmaceuticals, Inc. *                      1,346              19,845
ATI Technologies, Inc. *                               3,678              63,181
Bank Nova Scotia Halifax                              14,452             580,013
Bank of Montreal                                       7,391             420,361
Barrick Gold Corp.                                    12,610             343,408
BCE, Inc.                                              4,342             104,698
Biovail Corp. *                                        1,950              47,371
Bombardier, Inc. *                                    21,362              62,259
Brookfield Asset Management, Inc.                      3,466             190,978
Brookfield Properties Corp.                            1,927              65,445
CAE, Inc.                                              3,884              30,563
Cameco Corp.                                           5,234             188,435
Canadian Imperial Bank of Commerce                     4,970             366,381
Canadian National Railway Company                      8,002             362,991
Canadian Natural Resources, Ltd.                       7,808             434,373
Canadian Pacific Railway, Ltd.                         2,226             111,166
Canadian Tire Corp., Ltd.                              1,146              61,495
Canfor Corp. *                                         1,100              13,484
Celestica, Inc. *                                      2,608              29,800
CGI Group, Inc. *                                      3,624              24,075
CI Financial Inc., ADR                                 2,267              62,184
Cognos, Inc. *                                         1,287              50,041
Cott Corp. *                                             669               8,625
Domtar, Inc.                                           2,290              16,293
Enbridge, Inc.                                         4,924             141,819
EnCana Corp. - CAD                                    12,536             585,644
Fairfax Financial Holdings, Ltd.                         241              25,658
Fairmont Hotels & Resorts, Inc.                        1,075              47,935
Falconbridge, Ltd.                                     4,438             155,478
Finning International, Inc.                            1,281              42,385
Four Seasons Hotels, Inc.                                447              22,687
George Weston, Ltd.                                      764              55,077
Gildan Activewear, Inc. *                                900              42,616
Glamis Gold, Ltd. *                                    1,904              62,183
Goldcorp, Inc. - New                                   5,059             148,179
Great-West Lifeco, Inc.                                3,824              97,026
Husky Energy, Inc.                                     1,774             107,435
IGM Financial, Inc.                                    1,704              70,623
Imperial Oil, Ltd.                                     1,709             184,202
Inco, Ltd.                                             2,844             141,932
Intrawest Corp.                                          623              21,297
Ipsco, Inc.                                              700              72,616
Ivanhoe Mines, Ltd. *                                  3,500              33,302
Jean Coutu Group, Inc.                                 2,200              21,876
Kinross Gold Corp. *                                   5,135              56,033
Loblaw Companies, Ltd.                                 1,563              74,559
Magna International, Inc.                              1,557   $         117,516
Manulife Financial Corp.                              11,638             730,842
MDS, Inc.                                              2,109              38,000
Meridian Gold, Inc. *                                  1,527              45,158
Methanex Corp.                                         1,733              35,504
MI Developments, Inc.                                    729              25,421
National Bank of Canada                                2,332             127,654
Nexen, Inc.                                            3,918             215,950
Nortel Networks Corp. *                               62,363             190,842
Nova Chemicals Corp.                                   1,251              35,698
Novelis, Inc.                                            912              18,731
Onex Corp.                                             1,768              32,614
Open Text Corp. *                                        458               7,510
Petro-Canada                                           7,508             356,414
Potash Corp. of Saskatchewan, Inc.                     1,563             137,731
Power Corporation Of Canada                            4,783             137,348
Power Financial Corp.                                  3,478             105,568
QLT, Inc. *                                              951               7,312
Quebecor World, Inc.                                     881               8,654
Research In Motion, Ltd. *                             2,400             203,442
Rogers Communications, Inc.                            3,179             121,399
RONA, Inc. *                                           1,700              32,482
Royal Bank of Canada                                  19,024             802,804
Saputo, Inc.                                             800              22,424
Shaw Communications, Inc.                              2,749              65,626
Shell Canada, Ltd.                                     2,920             102,748
Shoppers Drug Mart Corp.                               2,744             104,552
SNC-Lavalin Group, Inc.                                2,187              59,784
Sun Life Financial, Inc.                               8,548             363,799
Suncor Energy, Inc.                                    6,698             514,608
Talisman Energy, Inc.                                  5,358             284,848
Teck Cominco, Ltd.                                     2,844             183,180
Telus Corp. - Non Voting Shares                        2,256              87,351
Telus Corp.                                            1,005              39,473
Thomson Corp.                                          3,402             126,999
TransAlta Corp.                                        2,879              54,934
Trans-Canada Corp.                                     7,150             206,361
TSX Group, Inc.                                          976              43,939
                                                               -----------------
                                                                      12,097,097
CAYMAN ISLANDS - 0.05%
Agile Property Holdings, Ltd. *                        6,000               5,026
ASM Pacific Technology, Ltd.                           2,086              12,446
China Resources Land, Ltd.                             6,000               4,523
Hutchison Telecommunications
   International, Ltd. *                              20,277              34,623
Kingboard Chemical Holdings, Ltd.                      8,228              24,918
Solomon Systech International, Ltd.                   27,706              13,478
TCL Communication Technology Holdings,
   Ltd. *                                              1,383                  57
                                                               -----------------
                                                                          95,071
CHILE - 0.20%
Banco Santander Chile SA, ADR (a)                      1,525              66,490

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CHILE (CONTINUED)
CIA Cervecerias Unidas SA, ADR                           256   $           6,374
Compania de Telecomunicaciones de Chile
   SA, ADR (a)                                         4,451              39,792
Distribucion y Servicio D&S SA, ADR (a)                  543              10,507
Embotelladora Andina SA, ADR, Series A                   514               7,223
Embotelladora Andina SA, ADR, Series B                   567               8,369
Empresa Nacional de Electricidad SA, ADR               3,714             112,089
Enersis SA, ADR                                        8,884             105,364
Sociedad Quimica y Minera de
   Chile SA, ADR, B Shares                               409              46,422
Vina Concha Y Toro S.A., ADR                             512              15,089
                                                               -----------------
                                                                         417,719
CHINA - 0.23%
Air China, Ltd. *                                     12,000               4,639
Aluminum Corp. of China, Ltd.                         14,000              14,884
Angang New Steel Company, Ltd. Class H                 4,000               3,737
Bank of Communications Company, Ltd., H
   Shares *                                           29,700              18,754
Beijing Capital International Airport
   Company, Ltd., Class H                              6,000               3,441
Beijing Datang Power Generation
   Company , Ltd., Class H                             8,000               5,052
BYD Company, Ltd., H Shares                              500               1,034
Chaoda Modern Agriculture Holdings, Ltd.               8,000               6,289
China Construction Bank *                            128,800              60,168
China Life Insurance Company, Ltd. *                  35,000              44,427
China Mengniu Dairy Company, Ltd.                      4,000               4,433
China Overseas Land & Investment, Ltd.                16,000              10,928
China Petroleum & Chemical Corp., Class
   H                                                  88,000              51,031
China Shipping Container Lines Company,
   Ltd.                                                9,000               2,928
China Shipping Development Company,
   Ltd., Class H                                       6,000               4,717
China Telecom Corp., Ltd.                             70,000              24,807
China Travel International Investment
   Hong Kong, Ltd.                                    10,000               2,539
COSCO Holdings *                                       6,500               2,974
Dongfeng Motor Group Company, Ltd. *                  12,000               5,335
Guangdong Investment, Ltd.                            10,000               4,478
Guangshen Railway Company, Ltd., Class H               8,000               3,376
Huadian Power International Corp., Ltd.,
   Class H *                                           8,000               2,139
Huaneng Power International, Inc., Class
   H                                                  16,000              10,928
Jiangsu Expressway, Ltd.                               6,000               3,866
Jiangxi Copper Company, Ltd., Class H                  8,000               7,113
Lenovo Group, Ltd.                                    18,000               6,901
Maanshan Iron & Steel Company, Ltd.,
   Class H                                             8,000               2,783
PetroChina Company, Ltd., Class H                     98,000             102,926
PICC Property & Casualty Company, Ltd.,
   Class H                                            10,000               3,673
Shanghai Electric Group Company, Ltd. *               16,000               6,753
Shanghai Forte Land Company                            4,000               2,088
Shenzhen Expressway Company Ltd. *                     4,000               1,572
Sinopec Shanghai Petrochemical Company,
   Ltd., H Shares                                     12,000   $           6,727
Sinopec Yizheng Chemical Fibre Company,
   Ltd.                                                6,000               1,585
Sinotrans, Ltd., Class H                               7,000               2,819
Tsingtao Brewery Company, Ltd., Series H               2,000               2,783
Weichai Power Company, Ltd.                            1,000               1,637
Yanzhou Coal Mining Company, Ltd., Class
   H                                                  10,000               8,698
Zhejiang Expressway Company, Ltd., Class
   H                                                   8,000               5,309
Zijin Mining Group, Ltd.                               9,161               7,201
ZTE Corp., Class H                                       800               3,258
                                                               -----------------
                                                                         470,730
CZECH REPUBLIC - 0.10%
Cesky Telecom AS *                                     1,631              34,881
CEZ AS                                                 2,999             105,102
Komercni Banka AS                                        220              30,709
Philip Morris CR AS                                       10               6,857
Unipetrol AS *                                         1,050              12,281
Zentiva NV                                               331              18,114
                                                               -----------------
                                                                         207,944
DENMARK - 0.53%
A P Moller- Maersk AS, Class B                            18             154,887
AS Det Ostasiatiske Kompagni (a)                         286              11,770
Bang & Olufsen AS - B Series                             132              15,309
Carlsberg AS, B Shares (a)                               452              29,556
Coloplast AS (a)                                         393              29,630
Dampskibsselskabet Torm AS                               200               9,337
Danisco AS (a)                                           731              59,334
Danske Bank AS (a)                                     6,498             241,520
DSV AS                                                   338              45,084
FLS Industries AS, B Shares                              317              12,736
GN Store Nord AS (a)                                   2,966              41,009
H. Lundbeck AS                                           810              17,787
NKT Holdings AS                                          311              19,729
Novo Nordisk AS                                        3,495             217,738
Novozymes AS, B Shares                                   714              48,489
Topdanmark AS *                                          253              31,771
TrygVesta AS                                             395              23,163
Vestas Wind Systems AS                                 2,444              61,023
William Demant Holdings AS *                             382              25,352
                                                               -----------------
                                                                       1,095,224
FINLAND - 1.21%
Amer Group Oyj                                         1,060              21,667
Asko Oyj (a)                                             834              21,845
Cargotec Corp. Oyj - B Shares (a)                        442              18,134
Elisa Oyj, A Shares                                    2,257              44,874
Fortum Corp. Oyj                                       6,476             163,657
KCI Konecranes Oyj                                       636              10,962
Kesko Oyj (a)                                            969              30,286
Kone Corp. Oyj (a)                                     1,094              45,109
Metra Oyj, B Shares                                      869              32,277

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINLAND (CONTINUED)
Metso Oyj                                              1,527   $          59,033
Neste Oil Oyj                                          1,839              63,327
Nokia AB - Oyj (a)                                    62,494           1,295,607
Nokian Renkaat Oyj                                     1,500              26,491
OKO Bank - A (a)                                       1,400              22,737
Orion Oyj, Series B                                    1,110              26,798
Outokumpu Oyj (a)                                      1,587              32,111
Rautaruukki Oyj                                        1,281              47,393
Sampo Oyj, A Shares                                    5,840             123,129
Stora Enso Oyj, R Shares (a)                           8,847             136,379
TietoEnator Oyj                                        1,136              44,455
UPM-Kymmene Oyj                                        7,684             181,873
YIT Oyj                                                1,800              48,897
                                                               -----------------
                                                                       2,497,041
FRANCE - 7.28%
Accor SA (a)                                           2,775             160,230
Air France KLM                                         1,697              40,022
Alcatel SA * (a)                                      17,677             273,998
Alstom RGPT *                                          1,559             130,948
Atos Origin SA *                                         925              68,657
Autoroutes du Sud de la France                           807              49,956
AXA Group                                             21,315             749,257
BNP Paribas SA                                        10,753           1,000,435
BNP Paribas-New Shares *                               1,041              93,567
Bouygues SA (a)                                        2,698             143,601
Business Objects SA *                                    942              34,439
Caisse Nationale du Credit Agricole                    8,504             331,444
Cap Gemini SA *                                        1,702              92,882
Carrefour SA                                           7,994             425,967
Casino Guich Perrachon SA (a)                            592              41,461
CNP Assurances SA (a)                                    483              48,777
Compagnie De Saint Gobain SA                           4,416             309,012
Compagnie Generale des Etablissements
   Michelin, Class B                                   2,081             130,969
Dassault Systemes SA                                     786              45,022
Essilor International SA                               1,418             126,678
European Aeronautic Defence &
   Space Company                                       3,469             146,405
France Telecom SA                                     23,919             538,850
Gaz de France *                                        2,754              99,749
Gecina SA                                                107              14,222
Groupe Danone SA                                       3,371             413,673
Hermes International SA                                  303              76,719
Imerys SA                                                409              34,503
Klepierre SA                                             323              40,343
Lafarge SA                                             2,498             283,499
Lagardere S.C.A. (a)                                   1,713             134,007
L'Air Liquide SA                                       1,560             325,308
L'Oreal SA                                             4,204             370,975
LVMH Moet Hennessy SA                                  3,503             343,982
Neopost SA                                               442              48,124
PagesJaunes Groupe SA                                  1,748              49,182
Pernod-Ricard SA                                       1,079   $         207,062
Peugeot SA                                             2,140             135,072
Pinault-Printemps-Redoute SA                             964             116,601
Publicis Groupe SA (a)                                 1,884              73,635
Renault Regie Nationale SA (a)                         2,636             280,763
Safran SA                                              2,287              58,073
Sanofi-Aventis (a)                                    14,868           1,416,672
Schneider Electric SA                                  3,211             347,268
SCOR                                                  10,793              27,511
Societe BIC SA                                           362              24,343
Societe Des Autoroutes Paris-Rhin-Rhone                  476              35,302
Societe Generale                                       5,016             755,573
Societe Television Francaise 1                         1,621              49,189
Sodexho Alliance (a)                                   1,318              62,712
STMicroelectronics NV                                  9,177             169,982
Suez SA Strip VVPR *                                   1,336                  16
Suez SA                                               12,821             506,080
Technip SA (a)                                         1,184              80,264
Thales SA                                              1,065              47,429
Thomson SA (a)                                         3,546              70,114
Total SA (a)                                           7,843           2,072,468
Unibail                                                  663             119,908
Valeo SA (a)                                             975              40,841
Veolia Environnement SA                                4,917             273,525
Vinci SA                                               2,388             235,797
Vivendi Universal SA                                  16,315             561,221
Zodiac SA                                                485              31,525
                                                               -----------------
                                                                      15,015,809
GERMANY - 5.43%
Adidas-Salomon AG                                        737             145,985
Allianz AG                                             5,639             943,051
Altana AG                                                995              61,763
BASF AG                                                7,861             617,347
Bayer AG                                               9,529             382,382
Beiersdorf AG                                            245              35,388
Celesio AG                                               543              51,469
Commerzbank AG                                         8,682             346,496
Continental AG                                         1,930             212,828
DaimlerChrysler AG                                    13,334             767,160
Deutsche Bank AG                                       7,216             825,515
Deutsche Boerse AG                                     1,449             209,297
Deutsche Lufthansa AG                                  3,295              59,072
Deutsche Post AG                                       9,435             236,946
Deutsche Post AG-Reg *                                   918              22,592
Deutsche Postbank AG                                     851              61,853
Deutsche Telekom AG                                   39,926             674,593
Douglas Holding AG                                       426              20,094
E.ON AG                                                9,103           1,003,380
Epcos AG *                                               861              11,433
Fresenius Medical Care AG                                941             112,620
Heidelberger Druckmaschinen AG                           753              33,269

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
Hochtief AG                                              847   $          47,991
Hypo Real Estate Holding AG                            1,967             135,063
Infineon Technologies AG *                             8,947              92,417
IVG Immobilien AG                                      1,022              30,777
Karstadt Quelle AG (a)                                   942              22,193
Linde AG                                               1,244             108,189
MAN AG                                                 2,049             142,435
Merck & Company AG                                       685              65,211
Metro AG                                               2,171             111,494
MLP AG                                                   735              17,995
Muenchener Rueckversicherungs-
   Gesellschaft AG                                     2,862             406,446
Premiere AG *                                            836              14,866
ProSieben Sat.1 Media AG                               1,053              27,480
Puma AG                                                  175              66,371
Qiagen AG *                                            2,160              31,986
RWE AG                                                 6,133             534,645
SAP AG                                                 3,240             703,995
Schering AG                                            2,390             248,875
Siemens AG                                            11,718           1,095,764
Suedzucker AG                                            817              21,172
Thyssen Krupp AG                                       5,235             151,422
Tui AG                                                 3,181              62,550
Volkswagen AG                                          2,551             192,937
Wincor Nixdorf AG                                        231              29,160
                                                               -----------------
                                                                      11,195,967
GREECE - 0.54%
Alpha Bank SA                                          4,244             157,014
Athens Stock Exchange S.A. (ASE)                         720              11,361
Bank of Piraeus SA                                     2,650              80,414
Coca Cola Hell Bottling                                1,650              51,351
Commercial Bank of Greece SA *                         1,220              40,871
Cosmote Mobile Communications SA                       2,050              47,526
Duty Free Shops                                          210               4,094
EFG Eurobank Ergas SA                                  2,940             113,409
Folli-Follie SA                                          210               6,021
Germanos SA                                              830              17,651
Greek Organization of Football
   Prognostics                                         3,430             131,311
Hellenic Petroleum SA                                  1,550              22,163
Hellenic Technodomiki Tev SA                           1,740              14,911
Hellenic Telecommunications Organization
   SA *                                                4,520             100,071
Hyatt Regency Hotel SA                                   620               8,444
Intracom SA                                            1,260               9,084
National Bank Of Greece SA                             4,130             194,504
Public Power Corp.                                     1,610              37,912
Techniki Olympiaki SA                                  1,270               7,708
Titan Cement Company SA                                  890              42,563
Viohalco SA                                            1,600              16,158
                                                               -----------------
                                                                       1,114,541
HONG KONG - 1.21%
Anhui Conch Cement Company, Ltd.,
   Series H                                            2,000               2,887
Bank of East Asia, Ltd.                               20,872   $          75,581
Beijing Enterprises Holdings, Ltd.                     2,000               3,724
BOC Hong Kong Holdings, Ltd.                          53,672             107,898
Cathay Pacific Airways, Ltd.                          14,218              24,918
Cheung Kong Holdings, Ltd.                            22,151             234,500
China Eastern Airlines Corp., Ltd.                     8,000               1,278
China Everbright, Ltd. *                               4,000               2,152
China Merchants Holdings
   International Company, Ltd.                         6,000              17,320
China Mobile, Ltd.                                    25,500             133,909
China Resource Power Holdings, Ltd.                    6,000               4,369
China Resources Enterprises, Ltd.                      6,000              12,371
China Southern Airlines Company, Ltd. *                4,000               1,134
Citic Pacific, Ltd.                                    6,000              18,016
CLP Holdings, Ltd.                                    26,111             152,259
CNOOC, Ltd.                                           64,000              49,485
Cofco International, Ltd.                              2,000               1,153
Denway Motors, Ltd.                                   24,000               9,356
Global Bio-Chem Technology Group Company               6,000               3,151
Gome Electrical Appliances Holdings,
   Ltd.                                                4,000               4,433
Guangzhou Investment Company, Ltd.                    16,000               3,155
Hang Lung Properties, Ltd.                            26,674              50,873
Hang Seng Bank, Ltd.                                  11,081             142,726
Henderson Land Development Company, Ltd.              10,399              57,624
Hong Kong & China Gas Company, Ltd.                   51,817             124,869
Hong Kong Electric Holdings, Ltd.                     19,918              93,559
Hong Kong Exchange & Clearing, Ltd.                   14,570              87,777
Hopewell Holdings, Ltd.                                9,638              27,945
Hutchison Whampoa, Ltd.                               30,423             278,553
Hysan Development Company, Ltd.                        9,507              27,075
Li Ning Company, Ltd.                                  2,000               1,907
Link, REIT *                                          30,327              65,657
MTR Corp.                                             20,135              45,408
New World Development Company, Ltd.                   36,354              63,948
PCCW, Ltd.                                            51,652              33,947
Ping An Insurance Group Company of
   China, Ltd.                                         5,000              12,887
Semiconductor Manufacturing
   International Corp. *                              40,000               5,979
Shanghai Industrial Holdings, Ltd.                     2,000               4,201
Shenzhen Investment, Ltd.                              6,000               2,049
Sino Land Company, Ltd.                               21,599              31,174
Sun Hung Kai Properties, Ltd.                         19,389             196,765
Swire Pacific, Ltd., Class A                          13,337             130,535
TCL International Holdings, Ltd.                       8,000               1,247
Techtronic Industries Company, Ltd.                   15,485              27,837
Television Broadcasting Company, Ltd.                  3,819              21,605
Travelsky Technology, Ltd.                             1,000               1,063
Weiqiao Textile Company, Ltd. *                        2,000               3,028
Wharf Holdings, Ltd.                                  17,332              63,655
Wing Hang Bank, Ltd.                                   2,500              20,989
                                                               -----------------
                                                                       2,487,931

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HUNGARY - 0.14%
BorsodChem Rt.                                           819   $           9,222
Demasz RT                                                 20               1,608
Gedeon Richter Rt.                                       188              37,932
Magyar Telekom Rt.                                     6,304              28,249
MOL Magyar Olaj - es Gazipari Rt.                        949              97,460
OTP Bank Rt.                                           3,386             117,572
                                                               -----------------
                                                                         292,043
INDIA - 0.82%
Bajaj Auto, Ltd., ADR                                    927              56,454
Dr Reddy's Laboratories, Ltd., ADR                     1,523              47,822
Grasim Industries, Ltd., ADR (a)                       1,001              44,995
ICICI Bank, Ltd., SADR (a)                             8,200             226,976
Infosys Technologies, Ltd., ADR (a)                    5,784             450,342
Larsen & Toubro, Ltd., ADR                             1,248              68,126
Ranbaxy Laboratories, Ltd., ADR                        4,214              41,466
Reliance Industries, Ltd., GDR                        10,060             354,615
Satyam Computer Services, Ltd., ADR                    3,379             147,865
State Bank of India, Ltd., ADR (a)                       649              34,559
Tata Motors, Ltd., ADR (a)                             5,846             121,831
Videsh Sanchar Nigam, Ltd., ADR (a)                      877              18,821
Wipro, Ltd., ADR (a)                                   5,413              80,491
                                                               -----------------
                                                                       1,694,363
INDONESIA - 0.22%
Aneka Tambang Tbk PT                                  10,575               5,062
Astra Agro Lestari Tbk PT                              6,342               4,327
Astra International Tbk PT                            38,517              47,685
Bank Central Asia Tbk PT                              96,613              44,389
Bank Danamon Indonesia Tbk PT                         27,241              14,389
Bank Internasional Indonesia Tbk PT                  247,500               4,358
Bank Mandiri Tbk PT                                   95,122              17,691
Bank Pan Indonesia Tbk PT                             66,241               3,645
Bank Rakyat Indonesia Tbk PT                          83,499              35,836
Bumi Resources Tbk PT                                276,720              27,407
Energi Mega Persada Tbk PT *                          37,500               3,632
Gudang Garam Tbk PT                                    9,018              10,420
Indocement Tunggal Prakarsa Tbk PT *                  15,013               7,476
Indofood Sukses Makmur Tbk PT                         68,095               6,669
Indosat Tbk PT                                           523              14,691
International Nickel Indonesia Tbk PT                  2,500               4,718
Kalbe Farma Tbk PT                                    72,929              10,915
Matahari Putra Prima Tbk PT                           15,000               1,700
Perusahaan Gas Negara Tbk PT                          28,503              31,367
PT Indonesian Satellite Corp.                         11,500               6,518
PT Telekomunikiasi Indonesia, ADR (a)                  2,899              87,869
Ramayana Lestari Sentosa Tbk PT                       40,369               3,554
Semen Gresik Persero Tbk PT                            2,586               7,257
Telekomunikasi Indonesia Tbk PT                       43,000              32,651
Tempo Scan Pacific Tbk PT                              1,762               1,299
Unilever Indonesia Tbk PT                             24,500              11,459
United Tractors Tbk PT                                22,532              11,158
                                                               -----------------
                                                                         458,142
IRELAND - 0.71%
Allied Irish Banks PLC - Dublin                       13,251   $         316,856
Bank of Ireland                                       14,731             274,465
C&C Group PLC                                          3,986              27,094
CRH PLC                                                8,100             283,155
DCC PLC                                                1,164              27,127
Depfa Bank PLC                                         4,970              88,679
Eircom Group PLC - Dublin                             12,337              31,896
Elan Corp. - Dublin *                                  6,489              93,728
Fyffes PLC - Dublin                                    4,897              13,196
Grafton Group PLC *                                    3,261              42,867
Greencore Group PLC - Dublin                           2,456              11,477
Iaws Group PLC, ADR                                    1,539              26,732
Independent News & Media PLC - Dublin                  8,108              26,277
Irish Life & Permanent PLC - Dublin                    4,110              98,777
Kerry Group PLC                                        2,000              48,115
Kingspan Group PLC - Dublin                            1,707              26,107
Paddy Power PLC                                          712              11,408
Ryanair Holdings PLC, SADR * (a)                         476              26,037
                                                               -----------------
                                                                       1,473,993
ISRAEL - 0.40%
Africa-Israel Investments, Ltd.                          114               5,056
Aladdin Knowledge Systems, ADR * (a)                     144               3,233
Alvarion, Ltd., ADR *                                  1,474              13,266
Audio Codes, Ltd., ADR * (a)                             417               5,763
Bank Hapoalim, Ltd.                                   13,586              63,050
Bank Leumi Le-Israel                                  11,226              40,908
Bezek Israeli Telecommunications Corp.,
   Ltd. *                                             15,141              19,814
Check Point Software Technologies, Ltd.,
   ADR *                                               2,638              52,813
Clal Industries & Investments, Ltd.                      727               3,547
Clal Insurance Enterprise Holdings, Ltd.                 180               3,558
Delek Automotive Systems, Ltd., ADR                      336               1,986
Discount Investment Corp.                                211               4,722
ECI Telecom, Ltd., ADR *                                 744               8,429
Elbit Systems, Ltd.                                      305               7,120
Given Imaging Corp. ADR * (a)                            414               9,563
Harel Insurance Investments, Ltd.                         91               3,739
ICL Israel Chemicals, Ltd.                             7,325              26,159
IDB Development Corp., Ltd.                              339               9,454
Israel Corporation, Ltd.                                  28               9,195
Israel Discount Bank, Ltd. *                           6,461              12,236
Koor Industries, Ltd. *                                  126               6,380
Lipman Electronic Engineering, Ltd.
   ADR *                                                 259               7,045
Makhteshim-Agam Industries, Ltd.                       4,146              21,596
Migdal Insurance Holdings, Ltd.                        2,573               3,285
M-Systems Flash Disk Pioneers, Ltd.
   ADR * (a)                                             406              10,499
Nice Systems, Ltd. *                                     263              13,423
Orbotech, Ltd. ADR *                                     452              11,133
Osem Investment, Ltd.                                    360               2,827
Partner Communications, Ltd. *                         1,010               7,783
RADWARE, Ltd. ADR *                                      141               2,486
Retalix, Ltd. *                                          170               4,169

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ISRAEL (CONTINUED)
Strauss-Elite, Ltd.                                      327   $           2,966
Super-Sol, Ltd. *                                      1,187               3,282
Syneron Medical, Ltd. ADR * (a)                          170               4,966
Tadiran Communications Industries, Ltd.                   97               2,903
Teva Pharmaceutical Industries, Ltd.                   9,843             403,835
United Mizrahi Bank, Ltd. *                            1,541               8,991
                                                               -----------------
                                                                         821,180
ITALY - 2.84%
Alleanza Assicuraz SpA                                 5,643              67,193
Assicurazioni Generali SpA                            13,614             513,587
Autogrill SpA (a)                                      1,626              24,157
Autostrade SpA                                         3,788              93,843
Banca Fideuram SpA                                     4,177              24,045
Banca Intesa SpA - Non convertible                    12,448              70,561
Banca Intesa SpA (a)                                  55,870             334,328
Banca Monte dei Paschi Siena SpA                      14,684              82,790
Banca Naz Del Lavoro SpA *                            14,285              50,630
Banca Popolare di Milano SpA                           5,267              62,269
Banche Popolari Unite SpA                              4,851             117,822
Banco Popolare Di Verona e Novara SpA                  5,235             138,777
Benetton Group SpA                                       508               7,597
Bulgari SpA                                            1,706              20,562
Capitalia SpA                                         23,570             196,259
Enel SpA                                              60,064             508,882
Eni SpA                                               36,233           1,032,641
Fiat SpA * (a)                                         7,298              92,126
Finmeccanica SpA (a)                                   3,921              89,189
Gruppo Editoriale L'Espresso SpA (a)                   1,888               9,917
Italcementi SpA                                        1,032              24,765
Lottomatica SpA * (a)                                    368              15,634
Luxottica Group SpA                                    1,846              50,908
Mediaset SpA                                          10,212             120,482
Mediobanca SpA                                         6,723             144,439
Mediolanum SpA (a)                                     3,525              28,004
Mondadori (Arnoldo) Editore SpA                        1,197              11,761
Pirelli & Company SpA                                 39,389              37,627
San Paolo-IMI SpA                                     15,842             284,013
Seat Pagine Gialle SpA *                              56,940              27,265
Snam Rete Gas SpA (a)                                 13,348              59,096
T.E.R.N.A SpA                                         16,252              42,807
Telecom Italia Media SpA * (a)                        15,066               8,147
Telecom Italia SpA                                   149,189             435,963
Telecom Italia SpA-RNC (a)                            87,485             233,351
Tiscali SpA * (a)                                      2,229               7,285
UniCredito Italiano SpA - GBP                         74,037             536,051
UniCredito Italiano SpA                               34,310             246,958
                                                               -----------------
                                                                       5,851,731
JAPAN - 19.55%
Acom Company, Ltd. (a)                                 1,033              60,752
Aderans Company, Ltd.                                    317               9,335
Advantest Corp. (a)                                    1,010             120,603
AEON Company, Ltd.                                     9,296   $         225,883
AEON Credit Service Company, Ltd. (a)                  2,123              64,325
Aiful Corp. (a)                                          948              62,853
Aisin Seiki Company                                    2,721             106,066
Ajinomoto Company, Inc. (a)                            8,695              93,022
Alfresa Holdings Corp.                                   376              22,881
All Nippon Airways Company, Ltd.                      10,285              37,553
Alps Electric Company                                  2,562              41,364
Amada Company, Ltd. (a)                                5,171              56,509
Amano Corp.                                              705              12,301
Anritsu Corp.                                            705               4,440
Aoyama Trading Company, Ltd.                             858              28,407
Ariake Japan Company, Ltd. (a)                           141               4,212
Asahi Breweries, Ltd.                                  5,299              75,317
Asahi Glass Company, Ltd.                             14,809             221,703
Asahi Kasei Corp. (a)                                 17,037             121,657
ASATSU-DK, Inc.                                          352              12,313
Astellas Pharmaceuticals, Inc. (a)                     7,705             293,130
Autobacs Seven Company, Ltd.                             447              22,332
Bank of Fukuoka, Ltd.                                  7,638              64,552
Bank of Kyoto, Ltd. (a)                                4,000              48,343
Benesse Corp. (a)                                        846              30,241
Bridgestone Corp.                                     10,047             209,927
Canon Sales Company, Inc.                              1,000              21,575
Canon, Inc.                                           10,626             704,511
Casio Computer Company, Ltd. (a)                       3,167              56,469
Central Glass Company, Ltd.                            2,114              12,271
Central Japan Railway Company, Ltd.                       22             217,201
Chiba Bank, Ltd.                                      10,104              90,037
Chiyoda Corp. (a)                                      2,000              46,640
Chubu Electric Power Company, Inc. (a)                 8,123             203,948
Chugai Pharmaceutical Company, Ltd. (a)                3,884              70,576
Circle K Sunkus Company, Ltd.                            388               9,411
Citizen Watch Company, Ltd.                            4,565              43,165
Coca-Cola West Japan Company, Ltd. (a)                   423              10,062
COMSYS Holdings Corp.                                  2,057              29,430
Credit Saison Company, Ltd.                            2,209             122,393
CSK Corp.                                                810              40,329
Dai Nippon Printing Company, Ltd. (a)                  9,047             164,008
Daicel Chemical Industries, Ltd.                       4,466              37,668
Daido Steel Company, Ltd.                              5,000              50,853
Daiichi Sankyo Company, Ltd. (a)                       9,028             206,308
Daikin Industries, Ltd. (a)                            3,285             115,190
Daimaru, Inc. (a)                                      3,114              45,957
Dainippon Ink & Chemicals, Inc. (a)                    7,990              29,785
Dainippon Screen Manufacturing Company,
   Ltd.                                                2,762              29,314
Daito Trust Construction Company, Ltd.
   (a)                                                 1,081              56,490
Daiwa House Industry Company, Ltd. (a)                 7,285             126,485
Daiwa Securities Group, Inc. (a)                      17,649             237,183
Denki Kagaku Kogyo Kabushiki Kaisha                    6,523              29,202
Denso Corp.                                            7,578             299,908

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Dentsu, Inc. (a)                                          25   $          90,855
Dowa Mining Company, Ltd. (a)                          3,466              41,446
E Trade Securities Corp. (a)                              15              34,597
E-Access, Ltd. (a)                                        17              13,167
East Japan Railway Company, Ltd. (a)                      48             356,236
Ebara Corp. (a)                                        4,466              28,128
Eisai Company, Ltd. (a)                                3,448             150,545
Electric Power Development Company,
   Ltd. (a)                                            2,340              74,286
Elpida Memory, Inc. *                                    500              17,958
Familymart Company, Ltd.                                 740              23,240
Fanuc, Ltd.                                            2,521             243,099
Fast Retailing Company, Ltd. (a)                         734              71,904
Fuji Electric Holdings                                 7,580              41,418
Fuji Photo Film Company, Ltd.                          7,033             235,241
Fuji Software ABC, Inc.                                  282               8,400
Fuji Television Network, Inc.                              6              15,013
Fujikura, Ltd.                                         4,523              51,314
Fujitsu, Ltd. (a)                                     24,379             206,037
Furukawa Electric Company, Ltd.                        9,638              80,060
Glory, Ltd.                                              800              17,362
Goodwill Group, Inc.                                      21              19,660
Gunma Bank                                             4,523              34,261
Gunze, Ltd.                                            2,762              18,688
Hakuhodo DY Holdings, Inc. (a)                           300              25,150
Hankyu Department Stores (a)                           1,409              13,059
Hikari Tsushin, Inc.                                     300              20,912
Hino Motors, Ltd.                                      3,114              19,612
Hirose Electric Company, Ltd.                            417              58,737
Hitachi Cable, Ltd. (a)                                1,409               8,011
Hitachi Capital Corp. (a)                                493               9,881
Hitachi Chemical, Ltd.                                 1,316              37,858
Hitachi Construction Machinery Company,
   Ltd.                                                1,457              38,442
Hitachi Software Engineering Company,
   Ltd.                                                  247               4,583
Hitachi, Ltd. (a)                                     45,882             325,288
Hokkaido Electric Power Company, Inc.
   (a)                                                 2,532              54,413
Hokugin Financial Group, Inc.                         15,866              69,813
Honda Motor Company, Ltd. (a)                         11,269             699,187
House Food Corp. (a)                                   1,199              19,715
Hoya Corp.                                             6,008             242,887
Ibiden Company, Ltd. (a)                               1,800              91,153
Index Corp.                                               13              27,440
Inpex Corp.                                                5              42,427
Isetan Company, Ltd.                                   2,538              55,406
Ishihara Sangyo                                        2,466               4,617
Ishikawajima Harima Heavy Industries
   Company, Ltd. (a)                                  14,866              47,194
ITO EN, Ltd. (a)                                         694              24,335
Itochu Corp.                                          20,798             178,959
Itochu Techno-Science Corp.                              352              13,901
JAFCO Company, Ltd.                                      447              33,783
Japan Airlines System Corp.                           11,047              28,958
Japan Prime Realty Investment Corp.                        5              15,277
Japan Real Estate Investment Corp.                         4   $          34,725
Japan Retail Fund                                          3              23,490
Japan Tobacco, Inc.                                       65             229,031
JFE Holdings, Inc. (a)                                 7,838             316,869
JGC Corp.                                              3,114              61,355
Joyo Bank, Ltd.                                       10,047              70,973
JS Group Corporation (a)                               3,784              81,480
JSR Corp. (a)                                          2,567              76,467
Kajima Corp. (a)                                      12,809              80,128
Kaken Pharmaceutical Company, Ltd.                     1,057               8,870
Kamigumi Company, Ltd.                                 3,466              27,670
Kaneka Corp.                                           4,171              50,090
Kansai Electric Power Company, Ltd. (a)               10,922             243,083
Kansai Paint Company, Ltd. (a)                         3,762              34,548
Kao Corp. (a)                                          7,638             201,522
Katokichi Company, Ltd.                                1,163               7,968
Kawasaki Heavy Industries, Ltd. (a)                   18,037              63,401
Kawasaki Kisen Kaisha, Ltd. (a)                        6,933              41,010
KDDI Corp. (a)                                            35             187,370
Keihin Electric Express Railway Company,
   Ltd. (a)                                            6,933              56,942
Keio Electric Railway Company, Ltd. (a)                8,285              54,789
Keisei Electric Railway Company, Ltd.                  3,000              20,733
Keyence Corp.                                            497             129,437
Kikkoman Corp.                                         1,762              19,855
Kinden Corp.                                           1,409              12,795
Kintetsu Corp. (a)                                    21,208              82,850
Kirin Brewery Company, Ltd. (a)                       11,104             151,399
Kobe Steel Company, Ltd. (a)                          37,483             142,601
Kokuyo Company, Ltd. (a)                               1,269              19,182
Komatsu, Ltd. (a)                                     12,570             240,177
Komori Corp.                                             705              16,471
Konami Corp. (a)                                       1,457              36,768
Konica Minolta Holdings, Inc.                          6,609              84,486
Kose Corp. (a)                                           440              16,627
Koyo Seiko Company, Ltd.                               2,757              55,142
Kubota Corp. (a)                                      15,218             164,491
Kuraray Company, Ltd. (a)                              4,700              55,362
Kurita Water Industries, Ltd.                          1,581              33,909
Kyocera Corp. (a)                                      2,262             200,605
KYOWA HAKKO KOGYO Company, Ltd. (a)                    4,523              33,106
Kyushu Electric Power (a)                              5,269             119,062
Lawson, Inc.                                             669              25,224
LeoPalace21 Corp.                                      1,798              67,638
Mabuchi Motor Company, Ltd. (a)                          482              24,860
Makita Corp.                                           1,457              45,014
Marubeni Corp. (a)                                    18,798              98,554
Marui Company, Ltd.                                    4,436              87,780
Matsui Securities Company, Ltd. * (a)                  1,300              18,057
Matsumotokiyoshi Company, Ltd.                           652              18,701
Matsushita Electric Industrial Company,
   Ltd. (a)                                           29,607             658,941
Matsushita Electric Works, Ltd. (a)                    4,819              57,954

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Mediceo Holdings Company, Ltd.                         2,310   $          37,433
Meiji Dairies Corp. (a)                                4,114              24,090
Meiji Seika Kaisha, Ltd. (a)                           4,466              22,806
Meitec Corp. (a)                                         317              10,441
Millea Holdings, Inc. (a)                                 21             416,443
Minebea Company, Ltd. (a)                              5,523              38,216
Mitsubishi Chemical Holdings Corp, ADR
   (a)                                                16,500             101,953
Mitsubishi Corp.                                      18,744             427,541
Mitsubishi Electric Corp.                             27,027             229,797
Mitsubishi Estate Company, Ltd.                       16,218             385,108
Mitsubishi Gas & Chemicals Company, Inc.               5,171              63,199
Mitsubishi Heavy Industries, Ltd. (a)                 42,063             200,479
Mitsubishi Logistc Corp. (a)                           2,057              32,948
Mitsubishi Materials Corp. (a)                        13,980              74,841
Mitsubishi Rayon Company, Ltd. (a)                     7,990              65,555
Mitsubishi Securities Company, Ltd. (a)                4,000              64,343
Mitsubishi UFJ Financial Group, Inc.                     121           1,853,696
Mitsui & Company, Ltd. (a)                            22,389             324,321
Mitsui Chemicals, Inc. (a)                             8,990              66,261
Mitsui Engineering & Shipbuilding
   Company, Ltd. (a)                                  10,638              34,586
Mitsui Fudosan Company, Ltd.                          11,752             270,558
Mitsui Mining & Smelting Company, Ltd.
   (a)                                                 7,990              56,034
Mitsui O.S.K. Lines, Ltd. (a)                         15,513             105,097
Mitsui Sumitomo Insurance Company, Ltd.               16,741             228,115
Mitsui Trust Holdings, Inc.                            7,990             117,033
Mitsukoshi, Ltd. (a)                                   5,171              33,228
Mitsumi Electric Company, Ltd.                           599               7,846
Mizuho Financial Group, Inc.                             136           1,114,669
Murata Manufacturing Company, Ltd.                     2,796             189,660
Namco Bandai Holdings, Inc. (a)                        2,567              35,219
NEC Corp. (a)                                         27,617             194,385
NEC Electronics Corp. (a)                                652              26,581
Net One Systems Company, Ltd. (a)                          5              10,298
NGK Insulators, Ltd.                                   4,171              61,378
NGK Spark Plug Company, Ltd. (a)                       2,762              64,528
NHK Spring Company, Ltd. (a)                           2,000              25,363
Nichii Gakkan Company, Ltd. (a)                          176               4,089
NICHIREI Corp.                                         2,466              11,984
Nidec Corp. (a)                                        1,486             122,173
Nikko Cordial Corp. (a)                               11,456             190,129
Nikon Corp.                                            3,819              68,582
Nintendo Company, Ltd.                                 1,392             208,513
Nippon Building Fund, Inc. (a)                             7              64,939
Nippon Electric Glass Company, Ltd.                    3,000              74,812
Nippon Express Company, Ltd. (a)                      11,809              67,138
Nippon Kayaku Company, Ltd.                            2,409              21,364
Nippon Light Metal Company, Ltd. (a)                   7,876              21,786
NIPPON MEAT PACKERS, Inc. (a)                          2,762              28,985
Nippon Mining Holdings, Inc. (a)                      10,632              89,856
Nippon Oil Corp. (a)                                  17,094             134,285
Nippon Paper Group, Inc. (a)                              14              60,649
Nippon Sheet Glass Company, Ltd. (a)                   5,171   $          28,871
Nippon Shokubai Company, Ltd.                          1,409              16,777
Nippon Steel Corp. (a)                                86,536             335,848
Nippon Telegraph & Telephone Corp.                        73             313,758
Nippon Yusen Kabushiki Kaisha (a)                     14,923              91,320
Nippon Zeon Company                                    2,409              31,124
Nishimatsu Construction Company, Ltd.
   (a)                                                 4,114              16,877
Nishi-Nippon City Bank, Ltd.                           7,000              38,248
Nissan Chemical Industries, Ltd.                       2,762              46,968
Nissan Motor Company, Ltd.                            31,690             377,060
Nisshin Seifun Group, Inc.                             3,114              31,883
Nisshin Steel Company                                 12,047              41,833
Nisshinbo Industries, Inc.                             2,409              27,043
Nissin Food Products Company, Ltd.                     1,316              40,770
Nitori Company, Ltd.                                     818              42,677
Nitto Denko Corp.                                      2,332             198,278
NOK Corp.                                              1,492              40,254
Nomura Real Estate Office Fund, Inc.                       3              25,507
Nomura Research Institute, Ltd. (a)                      311              38,195
Nomura Securities Company, Ltd.                       25,007             558,691
NSK, Ltd. (a)                                          6,285              54,668
NTN Corp. (a)                                          6,228              49,455
NTT Data Corp. (a)                                        18              86,710
NTT DoCoMo, Inc. (a)                                     239             353,939
NTT Urban Development Corp. (a)                            3              26,044
Obayashi Corp. (a)                                     8,638              70,430
OBIC Co., Ltd.                                            70              14,787
Odakyu Electric Railway Company (a)                    9,695              60,153
Oji Paper Company, Ltd. (a)                           11,809              72,767
Oki Electric Industry Company, Ltd. (a)                5,638              18,042
Okumura Corp. (a)                                      2,114              11,659
Olympus Optical Company, Ltd.                          3,466             102,067
Omron Corp.                                            2,961              85,180
Onward Kashiyama Company, Ltd. (a)                     2,409              42,646
Oracle Corp. - Japan                                     352              17,646
Oriental Land Company, Ltd. (a)                          693              40,284
Orix Corp.                                             1,176             366,828
Osaka Gas Company, Ltd. (a)                           27,845             101,431
Pioneer Electronic Corp. (a)                           2,321              37,572
Promise Company, Ltd.                                  1,269              76,899
Q.P. Corp.                                               987              10,005
Rakuten, Inc. (a)                                         97              88,336
Resona Holdings, Inc. * (a)                               65             224,052
Ricoh Company, Ltd. (a)                                9,399             183,988
Rinnai Corp. (a)                                         352              10,575
Rohm Company, Ltd.                                     1,527             161,804
Ryohin Keikaku Company, Ltd.                             311              26,125
Sanden Corp. (a)                                       1,057               4,660
Sanken Electric Company (a)                            2,057              35,277
SANKYO Company, Ltd. (a)                                 693              47,775
Santen Pharmaceutical Company, Ltd. (a)                  900              21,678
Sanwa Shutter Corp. (a)                                1,762              11,562

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Sanyo Electric Company, Ltd. * (a)                    23,151   $          63,643
Sapporo Holdings (a)                                   3,466              18,171
SBI Holdings, Inc.                                       114              64,619
Secom Company, Ltd. (a)                                3,290             168,567
Sega Sammy Holdings, Inc. (a)                          2,092              85,108
Seiko Epson Corp. (a)                                  1,422              39,334
Seino Transportation Company, Ltd. (a)                 2,409              25,178
Sekisui Chemical Company, Ltd. (a)                     6,228              52,848
Sekisui House, Ltd.                                    7,638             114,152
Seven & I Holdings Company, Ltd.                      11,481             455,351
SFCG Company, Ltd. (a)                                    70              15,865
Sharp Corp. (a)                                       13,218             234,559
Shimachu Company, Ltd.                                   723              22,768
Shimamura Company, Ltd.                                  276              32,158
Shimano, Inc.                                            969              29,195
Shimizu Corp.                                          8,695              63,421
Shin-Etsu Chemical Company, Ltd.                       5,511             299,717
Shinko Securities Company, Ltd. (a)                    6,000              33,346
Shinsei Bank, Ltd.                                    13,094              91,829
Shionogi & Company, Ltd. (a)                           4,523              74,334
Shiseido Company, Ltd. (a)                             5,523             102,944
Shizuoka Bank, Ltd. (a)                                8,342              84,347
Showa Denko K.K. (a)                                  15,161              67,485
Showa Shell Sekiyu K.K.                                2,255              25,641
Skylark Company, Ltd. (a)                              1,405              25,172
SMC Corp.                                                764             119,254
SOFTBANK Corp. (a)                                    10,388             305,022
Sojitz Holdings Corp. * (a)                            4,291              25,418
Sompo Japan Insurance, Inc.                           12,104             175,850
Sony Corp. (a)                                        14,242             660,615
Stanley Electric Corp.                                 2,308              49,305
Sumco Corp *                                             700              37,653
Sumitomo Bakelite Company, Ltd. (a)                    2,762              25,059
Sumitomo Chemical Company, Ltd. (a)                   20,446             166,707
Sumitomo Corp. (a)                                    14,866             212,055
Sumitomo Electric Industries, Ltd. (a)                 9,899             157,127
Sumitomo Heavy Industries, Ltd.                        7,990              76,911
Sumitomo Light Metal Industries, Ltd.
   (a)                                                57,577             247,469
Sumitomo Metal Mining Company, Ltd.                    7,285             101,808
Sumitomo Mitsui Financial Group, Inc.                     84             929,401
Sumitomo Osaka Cement Company, Ltd.                    6,523              23,817
Sumitomo Realty &
   Development Company, Ltd. (a)                       5,876             163,035
Sumitomo Rubber Industries, Inc.                       2,000              26,180
Sumitomo Trust & Banking Company, Ltd.                17,446             202,234
Suruga Bank, Ltd.                                      3,114              42,167
Suzuken Company, Ltd.                                    723              22,706
T&D Holdings, Inc.                                     3,341             261,604
TAIHEIYO CEMENT Corp. (a)                             12,809              62,031
Taisei Corp.                                          12,866              61,759
Taisho Pharmaceuticals Company, Ltd.                   1,762              35,541
Taiyo Nippon Sanso Corp. (a)                           3,819              28,278
Taiyo Yuden Company, Ltd. (a)                          2,057   $          32,738
Takara Holdings (a)                                    3,409              20,890
Takashimaya Company, Ltd.                              3,819              58,311
Takeda Pharmaceutical Company, Ltd.                   12,649             722,369
Takefuji Corp. (a)                                     1,546              97,501
Takuma Company, Ltd.                                     705               5,736
Tanabe Seiyaku Company, Ltd.                           3,000              33,321
TDK Corp.                                              1,668             125,922
Teijin, Ltd.                                          12,104              80,662
Teikoku Oil Company, Ltd. (a)                          2,762              33,404
Terumo Corp. (a)                                       2,403              79,149
The 77th Bank, Ltd.                                    3,523              27,196
The Bank of Yokohama, Ltd.                            16,684             136,886
THK Company, Ltd.                                      1,281              41,212
TIS, Inc. (a)                                            317               8,580
Tobu Railway Company, Ltd. (a)                        11,752              61,913
Toda Corp. (a)                                         1,762               7,918
Toho Company, Ltd.                                     2,133              41,210
Tohoku Electric Power Company, Ltd. (a)                5,880             127,364
Tokuyama Corp. (a)                                     3,000              50,964
Tokyo Broadcasting Company, Ltd.                         352               9,467
Tokyo Electric Power Company, Ltd. (a)                16,467             411,342
Tokyo Electron, Ltd.                                   2,232             154,252
Tokyo Gas Company, Ltd. (a)                           30,835             135,155
Tokyo Steel Manufacturing Company, Ltd.                1,300              26,444
Tokyo Style Company, Ltd.                                705               8,406
Tokyo Tatemono Company, Ltd. (a)                       3,000              32,784
Tokyu Corp. (a)                                       12,866              86,836
Tokyu Land Corp.                                       5,171              46,299
TonenGeneral Sekiyu K.K. (a)                           4,171              42,528
Toppan Printing Company, Ltd. (a)                      7,990             110,981
Toray Industries, Inc. (a)                            18,389             150,874
Toshiba Corp.                                         41,711             242,822
Tosoh Corp. (a)                                        6,228              31,168
Toto, Ltd. (a)                                         4,171              38,801
Toyo Seikan Kaisha, Ltd. (a)                           2,509              45,591
Toyo Suisan Kaisha, Ltd.                               1,705              26,077
Toyobo Company, Ltd.                                   8,933              27,674
Toyoda Gosei Company, Ltd.                             1,134              24,901
Toyota Industries Corp.                                2,690             110,123
Toyota Motor Corp. (a)                                40,847           2,235,382
Toyota Tsusho Corp. (a)                                3,000              81,450
Trend Micro, Inc. *                                    1,233              43,341
Ube Industries, Ltd. (a)                              11,037              32,596
UNI Charm Corp. (a)                                      658              32,369
Uniden Corp.                                             705              11,329
UNY Company, Ltd.                                      2,762              44,264
Ushio, Inc. (a)                                        1,457              34,784
USS Company., Ltd.                                       393              26,826
Wacoal Corp. (a)                                       2,057              28,011
West Japan Railway Company, Ltd.                          24             101,519
Yahoo Japan Corp. (a)                                    208             127,107

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Yakult Honsha Company, Ltd.                            1,557   $          37,436
Yamada Denki Company, Ltd.                             1,116             128,892
Yamaha Corp.                                           2,226              39,407
Yamaha Motor Company, Ltd.                             2,791              69,125
Yamato Transport Company, Ltd. (a)                     5,580             114,454
Yamazaki Baking Company, Ltd.                          1,409              11,045
Yaskawa Electric Corp. (a)                             3,000              33,933
Yokogawa Electric Corp. (a)                            3,014              53,741
                                                               -----------------
                                                                      40,321,764
LUXEMBOURG - 0.21%
Arcelor SA (a)                                         7,281             287,489
Tenaris SA, ADR (a)                                      816             147,427
                                                               -----------------
                                                                         434,916
MALAYSIA - 0.00%
KrisAssets Holdings Berhad                               441                 329
MEXICO - 0.82%
Alfa SA de CV                                          4,602              26,238
America Movil SA de CV                               276,919             473,346
Carso Infraestructura y Construccion SA
   de CV *                                            11,400               8,629
Cemex SA de CV                                        48,268             314,435
Coca-Cola Femsa SA de CV                               3,453              11,567
Consorcio ARA SA de CV                                 2,115               9,412
Controladora Comercial Mexicana SA de CV               5,129               8,767
Corp GEO SA de CV *                                    5,852              22,283
Fomento Economico Mexicano SA de CV                   10,685              97,576
Grupo Aeroportuario del Pacifico SA de
   CV *                                                6,600              21,043
Grupo Aeroportuario del Sureste SA de CV               3,792              12,699
Grupo Bimbo SA de CV                                   4,358              14,235
Grupo Carso SA de CV                                  10,378              23,805
Grupo Financiero Banorte SA de CV                     19,829              47,121
Grupo Mexico SA                                       15,701              44,370
Grupo Modelo SA                                        7,517              27,588
Grupo Televisa SA                                     34,983             138,340
Industrias Penoles SA de CV                            1,498              11,820
Kimberly-Clark de Mexico SA de CV                      7,000              23,898
Telefonos de Mexico SA de CV                         166,566             187,824
TV Azteca SA de CV *                                  18,347              11,565
Urbi Desarrollos Urbanos SA de CV *                    2,100              15,992
Vitro SA de CV                                         1,586               1,490
Wal-Mart de Mexico SA                                 53,042             140,161
                                                               -----------------
                                                                       1,694,204
NETHERLANDS - 4.19%
ABN AMRO Holdings NV                                  25,500             765,750
Aegon NV                                              20,587             381,574
Akzo Nobel NV                                          3,849             204,583
ASML Holding NV *                                      6,864             140,386
Buhrmann NV                                            1,697              30,073
Corio NV                                                 584              37,747
DSM NV                                                 2,082              95,222
Euronext NV                                            1,153              95,237
Getronics NV                                           1,810   $          21,948
Hagemeyer NV * (a)                                     7,504              37,982
Heineken NV                                            3,533             134,311
IHC Caland NV                                            478              48,011
ING Groep NV                                          26,736           1,057,940
Koninklijke (Royal) KPN NV                            27,728             313,003
Koninklijke (Royal) Philips Electronics
   NV (a)                                             18,798             636,367
Koninklijke Ahold NV *                                22,026             173,511
Oce-Van Der Grinten NV                                   883              16,045
Randstad Holdings NV                                     655              38,885
Reed Elsevier NV (a)                                   9,991             143,463
Rodamco Europe NV                                        623              62,651
Royal Dutch Shell PLC, A Shares (a)                   55,901           1,748,122
Royal Dutch Shell PLC, B Shares                       39,088           1,272,658
Royal Numico NV *                                      2,472             109,549
TNT Post Group NV                                      5,856             203,076
Unilever NV                                            8,166             567,951
Vedior NV                                              2,405              47,203
VNU NV                                                 3,526             114,829
Wereldhave NV                                            301              33,905
Wolters Kluwer NV                                      3,978              99,371
                                                               -----------------
                                                                       8,631,353
NEW ZEALAND - 0.13%
Auckland International Airport, Ltd. (a)              13,983              17,580
Contact Energy, Ltd.                                   4,121              19,709
Fisher & Paykel Appliances Holdings,
   Ltd.                                                3,187               8,328
Fisher & Paykel Healthcare Corp.                       6,893              17,587
Fletcher Building, Ltd.                                6,649              36,470
Kiwi Income Property Trust                             9,262               7,307
Sky City Entertainment Group, Ltd.                     6,088              20,111
Sky Network Television, Ltd.                           2,789              10,984
Telecom Corp. of New Zealand, Ltd.                    29,292             100,012
Tower, Ltd. * (a)                                      3,657               5,882
Vector, Ltd. *                                         3,181               5,509
Warehouse Group, Ltd.                                  1,987               4,739
Waste Management Corp.                                 1,447               7,571
                                                               -----------------
                                                                         261,789
NORWAY - 0.64%
Den Norske Bank ASA                                   10,199             137,437
Norsk Hydro ASA                                        2,154             298,651
Norske Skogindustrier ASA                              2,371              40,187
Orkla ASA (a)                                          2,882             143,024
Petroleum Geo-Services ASA *                             824              38,439
Prosafe ASA (a)                                          500              26,149
Schibsted ASA                                            629              17,336
Statoil ASA                                            9,929             286,549
Stolt Offshore SA * (a)                                2,923              45,972
Stolt-Nielsen SA                                         600              18,599
Storebrand ASA (a)                                     3,478              38,902
Tandberg ASA (a)                                       2,036              18,420
Tandberg Television ASA *                              1,200              25,195

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
NORWAY (CONTINUED)
Telenor ASA                                           11,609   $         124,973
Tomra Systems ASA (a)                                  2,667              21,380
Yara International ASA (a)                             3,091              49,205
                                                               -----------------
                                                                       1,330,418
PERU - 0.06%
Cia de Minas Buenaventura SA                           1,306              31,420
Credicorp SA                                             704              18,586
Edegel SA                                             10,860               4,268
Luz Del Sur SA                                         1,322               1,555
Minsur SA                                              3,999               5,834
Southern Peru Copper Corp.                               600              50,460
Union de Cervecerias Peruanas Backus &
Johnston SA                                            7,433               5,467
Volcan Compania Minera SA, CMN Series
   B *                                                 4,556               3,541
                                                               -----------------
                                                                         121,131
PHILIPPINES - 0.05%
Ayala Corp.                                            1,410               9,795
Ayala Land, Inc.                                      59,000              12,989
Banco De Oro                                           3,700               2,462
Bank of the Philippine Islands                        12,300              15,044
Equitable PCI Bank Corp.                               3,900               5,724
First Philippine Holdings Corp.                        3,000               2,730
Globe Telecommunications, Inc.                           360               6,200
Jollibee Foods Corp.                                   4,700               3,311
Manila Electric Company *                              4,400               1,765
Metropolitan Bank & Trust Company                      6,700               5,113
Petron Corp.                                          25,000               2,153
Philippine Long Distance Telephone
   Company                                               590              22,226
San Miguel Corp.                                       5,600               8,877
SM Investments Corp.                                   1,820               8,156
SM Prime Holdings, Ltd.                               48,000               7,421
                                                               -----------------
                                                                         113,966
POLAND - 0.22%
Agora SA                                                 482               7,353
Bank BPH SA                                              131              31,516
Bank Pekao SA                                          1,265              74,762
Bank Zachodni WBK SA *                                   335              15,341
Boryszew SA                                              430               3,779
BRE Bank SA *                                            134               7,298
Budimex SA *                                             119               1,701
Computerland SA *                                         64               1,980
Debica SA                                                 65               1,400
Globe Trade Centre SA *                                   92               8,241
Grupa Kety SA                                            137               5,426
JELFA SA                                                  53               1,514
KGHM Polska Miedz SA                                   1,675              43,018
Mondi Packaging Paper Swiecie SA                         197               3,810
Orbis SA                                                 395               5,402
Polska Grupa Farmaceutyczna SA                           156               3,519
Polski Koncern Naftowy Orlen SA                        4,549              82,906
Powszechna Kasa Oszczednosci Bank
Polski SA                                              6,080   $          65,281
Prokom Software SA                                       161               7,323
Softbank SA *                                            143               1,677
Telekomunikacja Polska SA                             10,638              72,746
TVN SA *                                                 393              10,725
                                                               -----------------
                                                                         456,718
PORTUGAL - 0.26%
Banco BPI, SA                                          4,784              34,144
Banco Comercial dos Acores, SA                        30,622              97,754
Banco Espirito Santo, SA                               1,651              30,160
Brisa Auto Estrada, SA                                 5,179              51,045
Cimpor-Cimentos De Portugal, SA                        3,179              21,261
Electricidade De Portugal, SA                         28,642             112,641
Jeronimo Martins, SGPS, SA                               500               8,660
Portugal Telecom, SGPS, SA                            11,873             144,259
PT Multimedia.com, SGPS, SA                            1,010              12,382
Sonae Industria SGPS SA/New *                            808               7,549
Sonae, SGPS, SA                                       14,173              23,224
                                                               -----------------
                                                                         543,079
RUSSIA - 0.80%
AFK Sistema, Reg. S, Spons. GDR                        1,455              35,502
Gazprom, ADR (a)                                       1,131             103,486
JSC MMC Norilsk Nickel, ADR (a)                        1,193             115,363
Lukoil Oil Company, ADR                                7,128             594,475
Mechel Steel Group, ADR                                  419              10,768
Mobile Telesystems, ADR                                3,068             101,551
RAO Unified Energy System, ADR (a)                     1,318              89,888
Rostelecom, ADR (a)                                      997              19,192
Sberbank of Russian Federation, ADR                      607              89,229
Sibirtelecom, ADR                                         74               5,091
Surgutneftegaz, ADR for PFD Shares (a)                 1,116             130,572
Surgutneftegaz, ADR (a)                                2,292             175,338
Tatneft, ADR (a)                                       1,038             106,862
UralsvyAzinform, ADR (a)                                 696               5,791
VolgaTelecom, ADR                                        636               5,419
Vympel Communicatii, ADR *                             1,482              63,741
Wimm-Bill-Dann Foods OJSC, ADR * (a)                     219               6,211
                                                               -----------------
                                                                       1,658,479
SINGAPORE - 0.68%
Allgreen Properties, Ltd.                              7,580               7,318
Ascendas Real Estate                                  13,469              18,088
CapitaLand, Ltd.                                      17,275              51,744
CapitaMall Trust                                      12,658              18,566
Chartered Semiconductor Manufacturing,
   Ltd. * (a)                                         14,570              14,157
City Developments, Ltd.                                7,285              48,691
ComfortDelGro Corp., Ltd.                             26,731              27,792
Cosco Corp. Singapore, Ltd. (a)                       10,000               7,612
Creative Technology, Ltd. (a)                            846               6,178
Datacraft Asia, Ltd. *                                 4,114               4,649

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SINGAPORE (CONTINUED)
DBS Group Holdings, Ltd. (a)                          16,684   $         168,301
Fraser & Neave, Ltd.                                   2,980              36,516
Haw Par Corp., Ltd.                                    1,877               6,912
Jardine Cycle and Carriage, Ltd.                       1,439               9,885
Keppel Corp., Ltd. (a)                                 7,990              68,238
Keppel Land, Ltd.                                      5,876              17,964
Neptune Orient Lines, Ltd.                             7,638              10,305
Olam International, Ltd.                               8,000               8,466
Oversea-Chinese Banking Corp., Ltd.                   37,752             156,536
OverSeas Union Enterprises, Ltd.                         705               5,192
Parkway Holdings, Ltd.                                 8,695              13,237
SembCorp Industries, Ltd. *                           13,604              29,467
SembCorp Logistics, Ltd.                               3,361               3,682
SembCorp Marine, Ltd. (a)                              7,638              13,472
Singapore Airlines, Ltd.                               7,990              69,227
Singapore Exchange, Ltd. (a)                          11,399              28,218
Singapore Land, Ltd.                                   2,409              10,361
Singapore Petroleum Company, Ltd.                      2,000               6,436
Singapore Post, Ltd.                                  21,151              15,708
Singapore Press Holdings, Ltd.                        24,441              68,066
Singapore Technologies Engineering, Ltd.              19,798              37,982
Singapore Telecommunications, Ltd.                   101,373             166,252
SMRT Corporation, Ltd.                                 8,990               6,231
ST Assembly Test Services, Ltd. *                     18,866              15,062
Suntec Real Estate Investment Trust *                 12,809              10,464
United Overseas Bank, Ltd.                            17,037             164,481
United Overseas Land, Ltd.                             8,531              15,258
Venture Corp., Ltd.                                    3,466              27,456
Want Want Holdings ADR                                 5,000               6,300
Wing Tai Holdings, Ltd.                                7,228               8,499
                                                               -----------------
                                                                       1,408,969
SOUTH AFRICA - 1.40%
African Bank Investments, Ltd. *                       6,538              31,994
Alexander Forbes, Ltd. *                               4,441              10,787
Allan Gray Property Trust                             15,364              16,849
Anglo Platinum, Ltd.                                     990              89,973
AngloGold Ashanti, Ltd.                                2,000             106,580
Aspen Pharmacare Holdings, Ltd.                        3,157              22,158
Aveng, Ltd.                                            6,002              22,916
AVI, Ltd.                                              3,972              10,841
Barloworld, Ltd.                                       3,278              70,726
Bidvest Group, Ltd. *                                  3,904              72,308
Consol, Ltd.                                           4,978              11,719
Edgars Consolidated Stores, Ltd.                       7,009              43,830
Ellerine Holdings, Ltd.                                1,633              22,552
FirstRand, Ltd.                                       42,306             137,469
Foschini, Ltd.                                         2,987              28,273
Gold Fields, Ltd.                                      5,931             129,499
Grindrod, Ltd.                                         3,800               8,267
Harmony Gold Mining Company, Ltd. *                    5,073              82,421
Impala Platinum Holdings, Ltd.                           959             181,517
Imperial Holdings, Ltd. *                              2,827   $          78,541
Investec, Ltd.                                           485              24,664
JD Group, Ltd.                                         2,422              36,753
Kumba Resources, Ltd.                                    908              16,450
Liberty Group, Ltd.                                    1,881              27,199
Massmart Holdings, Ltd.                                2,854              27,079
Metropolitan Holdings, Ltd.                            8,822              20,281
Mittal Steel South Africa, Ltd.                        2,915              29,979
MTN Group, Ltd.                                       20,028             200,117
Murray & Roberts Holdings, Ltd.                        4,586              20,639
Nampak Ltd                                             7,514              20,448
Naspers, Ltd.                                          4,397              89,654
Nedbank Group, Ltd.                                    3,023              63,088
Network Healthcare Holdings, Ltd. *                   18,064              26,560
Pick'n Pay Stores, Ltd.                                3,355              16,462
Pretoria Portland Cement Company, Ltd.                   214              14,568
Reunert, Ltd.                                          2,550              28,214
Sanlam, Ltd.                                          33,861              90,773
Sappi, Ltd.                                            2,952              44,134
Sasol, Ltd.                                            8,682             328,661
Shoprite Holdings, Ltd.                                6,043              22,091
Spar Group, Ltd.                                       2,679              16,648
Standard Bank Group, Ltd.                             18,282             251,879
Steinhoff International Holdings, Ltd. *              12,298              44,357
Super Group, Ltd.                                      3,344               6,954
Telkom SA, Ltd.                                        3,688              96,259
Tiger Brands, Ltd.                                     2,446              69,108
Tongaat-Hulett Group, Ltd.                               782              12,597
Truworths International, Ltd.                          6,953              32,139
Woolworths Holdings, Ltd.                             11,517              30,668
                                                               -----------------
                                                                       2,887,643
SPAIN - 2.80%
Abertis Infrastructuras SA                             2,902              75,345
Acciona SA (a)                                           387              60,385
Acerinox SA (a)                                        2,526              41,422
ACS Actividades SA                                     3,414             132,854
Aguas De Barcelona SA-Class A                            676              17,773
Altadis SA, Series A                                   3,751             168,460
Antena 3 de Television SA (a)                            930              24,033
Banco Bilbao Vizcaya Argentaria SA (a)                46,329             968,352
Banco Popular Espanol SA (a)                          11,725             173,059
Banco Santander Central Hispano SA                    81,152           1,186,953
Cintra Concesiones de Infraestructuras
   de Transporte SA (a)                                2,695              35,034
Corporacion Mapfre SA (a)                              1,258              25,668
Ebro Puleva SA (a)                                       917              16,740
Endesa SA                                             13,047             421,883
Fomento de Construcciones SA                             623              46,204
Gamesa Corporation Tecno SA (a)                        2,331              44,902
Gas Natural SDG SA (a)                                 2,402              69,652
Grupo Ferrovial SA                                       848              68,654
Iberdrola SA                                          11,119             359,540

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SPAIN (CONTINUED)
Iberia Lineas Aereas de Espana SA                      6,872   $          19,018
Indra Sistemas SA                                      1,864              37,965
Industria de Diseno Textil SA (a)                      2,907             112,383
Inmobiliaria Colonial SA                                 424              29,850
Metrovacesa SA (a)                                       757              64,411
NH Hoteles SA                                          1,119              19,301
Promotora de Informaciones SA                          1,108              20,510
Repsol SA                                             12,547             356,981
Sacyr Vallehermoso SA (a)                              1,499              51,128
Sociedad General de Aguas de Barcelona
   SA *                                                    6                 151
Sogecable SA * (a)                                       522              20,903
Telefonica Publicidad e Informacion SA
   (a)                                                 2,365              26,410
Telefonica SA                                         60,939             957,882
Union Fenosa SA                                        2,577              98,124
Zeltia SA *                                            1,631              12,947
                                                               -----------------
                                                                       5,764,877
SWEDEN - 1.87%
Alfa Laval AB                                          1,317              35,518
Assa Abloy AB, Series B (a)                            4,101              76,284
Atlas Copco AB, Series A *                             4,789             135,010
Atlas Copco AB, Series B *                             3,020              79,113
Axfood AB (a)                                            312               7,772
Billerud Aktibolag AB                                    793              12,760
Capio AB *                                             1,233              23,094
Castellum AB (a)                                         538              22,820
D. Carnegie & Company AB                                 527              11,126
Electrolux AB, Series B                                4,024             115,774
Elekta AB, Series B                                    1,228              20,313
Eniro AB                                               2,366              27,412
Ericsson LM, Series B                                210,750             803,038
Fabege AB                                              1,152              24,321
Gambro AB- A shares * (a)                              2,332              27,918
Gambro AB- B shares *                                  1,487              17,898
Getinge AB, Series B                                   2,531              41,052
Hennes & Mauritz AB, Series B                          6,768             247,432
Hoganas AG, B Shares (a)                                 447              10,875
Holmen AB, Series B                                      729              30,874
Kungsleden AB                                            675              25,720
Lundin Petroleum AB, Series A *                        2,322              26,902
Modern Time Group AB, Series B *                         696              32,792
Nobel Biocare AG *                                        53               3,050
Nordea Bank AB                                        30,698             380,354
OMX AB *                                               1,175              22,537
Oriflame Cosmetics AB                                    464              15,500
Sandvik AB                                             2,820             167,169
SAS AB * (a)                                             846              11,871
Scania AB, Series B                                    1,287              55,998
Securitas AB, B Shares                                 4,101              79,188
Skandinaviska Enskilda Banken AB,
   Series A                                            6,733             167,279
Skanska AB, Series B (a)                               5,341              87,662
SKF AB, Series B *                                     5,748              93,972
SSAB Svenskt Stal AB, Series A                           834   $          40,045
SSAB Svenskt Stal AB, Series B                           282              12,578
Svenska Cellulosa AB, Series B                         2,808             123,623
Svenska Handelsbanken AB, Series A                     7,461             207,937
Swedish Match AB (a)                                   4,347              59,596
Tele2 AB, Series B * (a)                               4,367              51,719
Telelogic AB *                                         3,000               8,303
Teliasonera AB                                        26,557             159,651
Trelleborg AB, Series B                                1,046              24,439
Volvo AB, Series A                                     1,322              60,584
Volvo AB, Series B (a)                                 3,096             145,270
Wihlborgs Fastigheter AB *                               369              11,258
WM Data AB, Series B                                   3,523              11,565
                                                               -----------------
                                                                       3,856,966
SWITZERLAND - 5.42%
ABB, Ltd. *                                           29,496             372,479
Adecco SA                                              1,977             110,563
Ciba Specialty Chemicals Holding AG (a)                  966              57,805
Clariant AG * (a)                                      3,318              51,452
Compagnie Financiere
   Richemont AG, Series A                              7,377             353,942
Credit Suisse Group AG                                17,983           1,009,831
Geberit AG                                                57              54,477
Givaudan AG (a)                                           95              73,074
Holcim, Ltd. (a)                                       2,681             213,632
Kudelski SA (a)                                          577              16,455
Kuehne & Nagel International AG                          156              50,597
Kuoni Reisen Holding AG, Series B *                       46              23,871
Logitech International SA, REG *                       1,174              46,955
Lonza Group AG (a)                                       507              34,776
Micronas Semiconductor Holding AG *                      365              11,642
Nestle SA (a)                                          5,972           1,774,202
Nobel Biocare Holding AG, Series BR                      332              73,975
Novartis AG                                           34,454           1,917,564
Phonak Holding AG                                        575              32,752
PSP Swiss Property AG *                                  584              29,096
Rieter Holdings AG                                        66              26,346
Roche Holdings AG                                     10,399           1,549,492
Schindler Holding AG                                     680              36,280
Serono AG, Series B (a)                                   77              53,702
SIG Holding AG, REG (a)                                   95              20,274
Societe Generale de Surveillance
   Holdings AG (a)                                        62              57,495
Straumann Holding AG (a)                                 106              24,168
Sulzer AG                                                 56              38,239
Swatch Group AG, BR shares (a)                           473              79,484
Swatch Group AG (a)                                      793              27,638
Swiss Reinsurance Company AG                           4,792             335,125
Swisscom AG (a)                                          307              99,572
Syngenta AG *                                          1,597             224,596
Synthes AG                                               657              72,123
UBS AG                                                15,298           1,681,705
Unaxis Holding AG *                                       85              24,274

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SWITZERLAND (CONTINUED)
Valora Holding AG *                                       37   $           7,832
Zurich Financial Services AG *                         2,138             502,639
                                                               -----------------
                                                                      11,170,124
THAILAND - 0.22%
Advanced Info Service Company, Ltd.                   13,100              30,849
Airports of Thailand, Public Company,
   Ltd.                                                6,500               8,072
Aromatics Thailand PCL                                 3,100               2,094
Bangkok Bank Public Company, Ltd.                      4,400              12,343
Bangkok Bank Public Company, Ltd.                     13,900              41,498
Bangkok Expressway, Public Company, Ltd.               4,000               2,327
Banpu, Public Company, Ltd., Reg.                      1,900               7,335
BEC World, Public Company, Ltd.                       13,900               4,508
C.P. Seven Eleven, Public Company, Ltd.               20,905               3,605
Charoen Pokphand Foods, Public Company,
   Ltd.                                               45,700               6,410
Delta Electronics Thailand, Public
   Company, Ltd.                                       4,200               2,129
Electricity Generating, Public Company,
   Ltd.                                                1,500               3,031
GMM Grammy, Public Company, Ltd.                       2,900                 858
Hana Microelectronics, Public Company,
   Ltd.                                                8,600               6,695
Italian-Thai Development, Public
   Company, Ltd.                                      21,200               3,792
ITV PCL *                                              5,000               1,274
Kasikornbank, Public Company, Ltd.                     4,600               7,814
Kasikornbank, Public Company, Ltd.                    17,300              30,499
Kiatnakin Finance, Public Company, Ltd.                2,400               2,100
Kim Eng Securities Thailand PCL                        3,000               1,845
Krung Thai Bank, Public Company, Ltd.                 42,300              12,628
Land & Houses, Public Company,
   Ltd., Alien MKT REG                                27,800               6,010
Land & Houses, Public Company, Ltd.                   19,700               4,132
National Finance, Public Company, Ltd.                10,300               4,241
Precious Shipping PCL                                  2,800               2,054
PTT Chemical PCL *                                     3,218               7,205
PTT Exploration & Production,
   Public Company, Ltd.                                4,000              56,827
PTT Public Company, Ltd.                              12,800              77,087
Ratchaburi Electricity Generating
   Holding, Public Company, Ltd.                       4,500               4,604
Sahaviriya Steel Industries, Public
   Company, Ltd. *                                    60,400               1,881
Siam Cement, Public Company, Ltd.                      1,700              10,326
Siam Cement, Public Company, Ltd.                      4,500              29,649
Siam City Cement, Public Company, Ltd.                   900               6,717
Siam Commercial Bank PLC                              12,200              20,252
Siam Makro, Public Company, Ltd.                       1,000               2,098
Sino Thai Engineering & Construction,
   Public Company, Ltd.                                9,400               2,298
Thai Airways International, Public
   Company, Ltd.                                       8,000               9,574
Thailand Union Frozen Products, Public
   Company, Ltd.                                       3,500               2,725
Tisco Finance, Public Company, Ltd.                    3,100               2,214
True Corp., Public Company, Ltd. *                    26,200   $           7,080
                                                               -----------------
                                                                         448,680
TURKEY - 0.29%
Adana Cimento Sanayii Turk Anonim
   Sirketi, Class A                                      484               3,964
Akbank AS                                              9,417              79,235
Akcansa Cimento AS                                       452               2,860
Aksa Akrilik Kimya Sanayii AS                            109                 942
Aksigorta AS                                           1,862               9,081
Alarko Holding AS *                                       48               1,876
Anadolu Efes Biracilik Ve Malt Sanayii
   AS                                                    847              27,119
Arcelik AS                                             1,513              12,505
Aygaz AS                                                 651               2,521
Cimsa Cimento Sanayi VE Tica AS                          485               3,593
Dogan Sirketler Grubu Holdings AS *                    3,876              17,749
Dogan Yayin Holding AS *                               3,220              14,865
Dogus Otomotiv Servis ve Ticaret AS                      600               4,177
Eregli Demir ve Celik Fabrikalari TAS                  3,946              24,093
Ford Otomotiv Sanayi AS                                1,068               9,543
HACI Omer Sabanci Holdings, AS                         4,499              31,825
Hurriyet Gazetecilik AS                                2,845              10,910
Ihlas Holding AS                                       4,730               3,135
Is Gayrimenkul Yatirim Ortakligi AS                    2,285               5,683
KOC Holdings AS                                        3,463              18,437
Migros Turk TAS                                        1,043              12,970
Petkim Petrokimya Holding AS *                         1,258               5,854
Tofas Turk Otomobil Fabrik AS                          1,925               6,106
Trakya Cam Sanayi AS                                     797               3,412
Tupras Turkiye Petrol Rafine AS                        1,318              23,259
Turk Hava Yollari AS *                                   509               2,805
Turk Sise ve Cam Fabrikalari AS                        2,254               9,650
Turkcell Iletisim Hizmet AS                            5,561              35,610
Turkiye Garanti Bankasi AS *                          14,139              52,640
Turkiye Is Bankasi AS                                 10,300              85,897
Turkiye Vakiflar Bankasi Tao *                         5,754              31,491
Ulker Gida Sanayi ve Ticaret AS                        1,126               4,528
Vestel Elektronik Sanayi AS *                            796               3,260
Yapi ve Kredi Bankasi AS *                             5,084              26,877
                                                               -----------------
                                                                         588,472
UNITED KINGDOM - 16.53%
3I Group PLC                                           7,798             127,557
Aegis Group PLC                                       12,942              30,782
Aggreko PLC                                            4,224              23,234
Alliance Unichem PLC                                   3,764              58,657
AMEC PLC                                               5,090              35,677
Amvescap PLC                                          10,260              95,826
Anglo American PLC                                    20,194             779,016
ARM Holdings PLC                                      17,782              41,211
Arriva PLC                                             3,011              32,233
Associated British Ports Holdings PLC                  4,553              57,293
AstraZeneca Group PLC                                 22,453           1,132,491

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Aviva PLC                                             34,045   $         473,406
BAA PLC                                               15,459             222,894
BAE Systems PLC                                       45,123             330,206
Barclays PLC                                          91,567           1,072,603
Barratt Developments PLC                               3,446              63,471
BBA Group PLC                                          7,177              35,045
Bellway PLC                                            1,701              36,537
Berkeley Group Holdings PLC *                          1,418              29,225
BG Group PLC                                          50,530             632,328
BHP Billiton PLC                                      34,699             634,583
BICC PLC                                               6,337              41,000
BOC Group PLC                                          7,236             194,693
Boots Group PLC                                        6,731              84,231
Bovis Homes Group PLC                                  1,490              23,246
BP PLC                                               293,638           3,375,795
Brambles Industries, Ltd.                             10,365              77,653
Britannic Group PLC                                    2,430              28,338
British Airways PLC *                                  7,935              48,752
British American Tobacco Australasia,
   Ltd.                                               22,423             543,649
British Land Company PLC                               7,140             154,111
British Sky Broadcasting Group PLC                    16,602             155,925
Brixton PLC                                            4,007              34,288
BT Group PLC                                         119,783             462,499
Bunzl PLC                                              4,925              58,504
Burberry Group PLC                                     7,156              57,688
Cadbury Schweppes PLC                                 29,302             291,511
Capita Group PLC                                       9,350              74,724
Carnival PLC                                           2,356             115,964
Cattles PLC                                            3,867              24,767
Centrica PLC                                          51,938             254,288
Close Brothers Group PLC                               1,950              36,171
Cobham PLC                                            16,127              52,732
Compass Group PLC                                     29,839             118,456
Cookson Group PLC *                                    2,325              20,906
Corus Group PLC                                       62,905              96,279
Daily Mail and General Trust PLC                       3,820              46,109
Davis Service Group PLC                                2,703              23,424
De La Rue PLC                                          2,698              26,184
Diageo PLC                                            40,756             642,572
Dixons Group PLC                                      26,103              83,762
E D & F Manitoba Treasury Management PLC               4,053             173,762
Electrocomponents PLC                                  4,973              24,218
EMAP PLC                                               3,807              58,334
EMI Group PLC                                         10,127              44,562
Enterprise Inns PLC                                    4,976              82,391
First Choice Holidays PLC                              5,672              21,234
FirstGroup PLC                                         5,964              44,059
FKI PLC                                                9,996              21,906
Friends Provident Ethical Investment
   Trust PLC                                          26,328              95,474
Gallaher Group PLC                                     9,035             131,999
George Wimpey PLC                                      5,658              55,059
GKN PLC                                               10,314              59,646
GlaxoSmithKline PLC                                   82,423   $       2,157,483
Great Portland Estates PLC                             2,278              19,414
Group 4 Securicor PLC                                 16,592              54,613
GUS PLC                                               12,557             230,410
Hammerson PLC                                          4,067              87,712
Hanson PLC                                            10,100             132,451
Hays PLC                                              22,809              64,365
HBOS PLC                                              54,417             909,537
Hilton Group PLC                                      22,051             149,190
HMV Group PLC                                          4,092              12,152
HSBC Holdings PLC                                    159,797           2,681,998
ICAP PLC                                               7,314              56,926
IMI PLC                                                5,090              50,107
Imperial Chemical Industries PLC                      16,548              99,583
Imperial Tobacco Group PLC                            10,014             297,306
Inchcape PLC                                           1,080              48,970
InterContinental Hotels Group PLC                      6,174             101,100
International Power PLC                               20,527             101,036
Intertek Group PLC                                     2,407              34,433
Invensys PLC *                                        75,226              30,092
iSOFT Group PLC                                        2,725               6,943
ITV PLC                                               56,919             118,053
J Sainsbury PLC                                       18,943             109,548
Johnson Matthey PLC                                    3,083              74,855
Kesa Electricals PLC                                   8,067              43,775
Kingfisher PLC                                        32,393             134,933
Land Securities Group PLC                              6,726             225,541
Legal & General Group PLC                             93,379             230,622
Liberty International PLC                              3,535              72,365
Lloyds TSB Group PLC                                  79,469             760,882
Logicacmg PLC                                         18,518              63,046
London Stock Exchange PLC                              3,795              69,701
Marks & Spencer Group, PLC                            23,830             230,649
Meggitt PLC                                            6,336              38,349
MFI Furniture Group PLC (a)                            5,561              10,373
Misys PLC                                              7,500              29,285
Mitchells & Butler PLC                                 7,264              60,453
National Express Group PLC                             2,096              34,450
National Grid PLC ADR                                 38,658             384,926
Next Group PLC                                         3,564             102,278
Old Mutual PLC                                        76,048             266,187
Pearson PLC                                           11,052             153,393
Persimmon PLC                                          3,889              89,825
Pilkington PLC                                        16,219              45,698
Premier Farnell PLC                                    4,708              17,441
Provident Financial PLC                                3,855              47,369
Prudential Corp. PLC                                  34,025             395,013
Punch Taverns PLC                                      3,916              57,382
Rank Group PLC                                         9,127              35,796
Reckitt Benckiser PLC                                  8,675             305,683
Reed Elsevier PLC                                     18,454             177,171
Rentokil Initial PLC                                  25,558              69,345

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Reuters Group PLC                                     19,634   $         135,399
Rexam PLC                                              8,086              78,404
Rio Tinto PLC                                         15,224             773,698
Rolls-Royce Group PLC - B Shares *                 1,168,482               2,032
Rolls-Royce Group PLC *                               21,719             173,009
Royal & Sun Alliance PLC                              40,760              97,654
Royal Bank of Scotland Group PLC                      45,065           1,468,046
SAB Miller PLC                                        12,734             251,597
Schroders PLC                                          1,520              31,433
Scottish & Newcastle PLC                              10,605              95,913
Scottish & Southern Energy PLC                        12,319             242,540
Scottish Power PLC                                    26,360             266,828
Serco Group PLC                                        7,189              39,386
Severn Trent PLC                                       4,843              94,087
Signet Group PLC                                      22,034              41,963
Slough Estates PLC                                     6,141              71,241
Smith & Nephew PLC                                    12,979             115,352
Smiths Group PLC                                       7,776             132,945
SSL International PLC                                  1,722               9,636
Stagecoach Group PLC                                  11,493              22,988
Tate & Lyle PLC                                        6,924              68,763
Taylor Woodrow PLC                                     8,459              59,438
Telent PLC *                                             598               5,247
Tesco PLC                                            111,484             639,866
The Sage Group PLC                                    18,104              86,669
Tomkins PLC                                           11,387              66,594
Travis Perkins PLC                                     1,464              42,497
Trinity Mirror PLC                                     4,273              42,361
Unilever PLC                                          39,109             400,640
United Business Media PLC                              4,000              50,473
United Utilities PLC                                  12,011             144,038
Vodafone Group PLC                                   875,889           1,835,686
Whitbread PLC                                          3,643              75,146
William Hill PLC                                       5,626              58,661
Wolseley PLC                                           8,512             209,336
WPP Group PLC                                         16,420             197,196
Yell Group PLC                                         9,836              93,149
Yorkshire Water PLC                                    5,409              74,179
                                                               -----------------
                                                                      34,079,438
UNITED STATES - 4.03%
iShares FTSE/Xinhua China 25 Index Fund*              20,753           1,541,533
iShares MSCI Brazil Index Fund (a)                    28,595           1,142,370
iShares MSCI Malaysia Index Fund                      97,600             729,072
iShares MSCI South Korea Index Fund (a)              104,860           4,891,719
                                                               -----------------
                                                                       8,304,694
VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de
   Venezuela, ADR (a)                                    950              20,121
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $159,891,160)                        $     194,323,265
                                                               -----------------
PREFERRED STOCKS - 0.40%
BRAZIL - 0.23%
Aracruz Celulose SA *                                  1,100   $           5,771
Banco Bradesco SA                                      1,000              35,670
Banco Itau Holding Financeira SA *                     4,800             141,371
Brasil Telecom Participacoes SA *                    500,000               3,580
Caemi Mineracao e Metalurgica SA                      15,000              26,438
Centrais Eletricas Brasileiras SA *                  400,000               8,827
Cia Brasileira de Distribuicao Grupo Pao
   de Acucar                                         100,000               4,161
Cia de Bebidas das Americas                           20,000               8,523
CIA Energetica Minas Gerais                          100,000               4,544
Cia Paranaense de Energia *                          900,000               8,983
Cia Vale do Rio Doce *                                   700              30,123
Duratex SA *                                             300               5,799
Eletropaulo Metropolitana de Sao Paulo
   SA *                                              100,000               4,763
Embratel Participacoes SA *                        1,900,000               4,197
Empresa Brasileira de Aeronautica SA *                   900               8,263
Gerdau SA                                                400               8,946
Gol Linhas Aereas Inteligentes SA                        500              13,357
Klabin SA, ADR                                         5,000              10,515
Lojas Americanas SA                                  400,000              16,845
Petroleo Brasileiro SA *                               2,600              51,617
Sadia SA, ADR                                          4,000              10,677
Tele Norte Leste Participacoes SA *                      500               8,300
Telemig Celular Participacoes SA                   2,100,000               5,025
Tim Participacoes SA                               4,500,000              16,567
Usinas Siderurgicas de Minas Gerais SA                   400              14,772
Votorantim Celulose e Papel SA                           300               4,833
Weg SA                                                 1,700               6,267
                                                               -----------------
                                                                         468,734
GERMANY - 0.17%
Henkel KGaA-Vorzug, Non Voting                           886             103,746
Porsche AG, Non Voting                                   117             112,191
RWE AG, Non Voting                                       565              44,200
Volkswagen AG, Non Voting                              1,487              81,745
                                                               -----------------
                                                                         341,882
SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd.                        160               1,144
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $685,364)                         $         811,760
                                                               -----------------
RIGHTS - 0.00%
THAILAND - 0.00%
True Corp., Public Company, Ltd., RTS
   (Expiration Date 04/27/2008)                       12,595                   0
RIGHTS - 0.00%
FRANCE - 0.00%
Vinci SA (Expiration Date 04/12/2006)                  2,388               5,130
                                           -----------------   -----------------
TOTAL RIGHTS (Cost $0)                                         $           5,130
                                                               -----------------

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
SHORT TERM INVESTMENTS - 23.19%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
   Class                                   $      10,001,537   $      10,001,537
State Street Navigator Securities
   Lending Prime Portfolio (c)                    37,819,540          37,819,540
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $47,821,077)                                          $      47,821,077
                                                               -----------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY
   INDEX TRUST A) (COST $208,397,601) -
   117.83%                                                     $     242,961,232
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (17.83)%                                                          (36,765,689)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     206,195,543
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Banking                                   13.77%
Insurance                                  4.93%
Telecommunications Equipment & Services    4.79%
Financial Services                         4.31%
Mutual Funds                               4.03%

INTERNATIONAL EQUITY INDEX TRUST B

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 94.38%
ARGENTINA - 0.02%
Petrobras Energia
Participaciones SA, ADR, B Shares *                    3,486   $          39,217
Telecom Argentina SA, ADR, B Shares *
   (a)                                                 2,992              40,512
                                                               -----------------
                                                                          79,729
AUSTRALIA - 3.96%
Alinta, Ltd. (a)                                       8,242              64,832
Alumina, Ltd.                                         35,747             189,764
Amcor, Ltd.                                           28,660             151,937
AMP, Ltd.                                             58,620             364,520
Ansell, Ltd.                                           4,110              34,155
APN News & Media, Ltd. (a)                             8,046              27,264
Aristocrat Leisure, Ltd. (a)                          10,022              98,937
Australia and New Zealand Bank Group,
   Ltd.                                               57,731           1,096,000
Australia Gas & Light Company, Ltd.                   14,539             193,004
Australian Stock Exchange, Ltd. (a)                    3,351              78,502
Axa Asia Pacific Holdings, Ltd.                       28,072             116,643
Babcock & Brown, Ltd.                                  4,938              65,445
BHP Billiton, Ltd. (a)                               114,235           2,291,463
Billabong International, Ltd.                          4,514              49,154
Bluescope Steel, Ltd. (a)                             22,781             117,180
Boral, Ltd.                                           19,005             121,447
Brambles Industries, Ltd. (a)                         30,730             236,661
Caltex Australia, Ltd.                                 4,421              60,810
Centro Properties Group, Ltd.                         25,199             116,801
CFS Gandel Retail Trust                               44,924              62,758
CFS Gandel Retail Trust-New Shares *                   1,417   $           1,959
Challenger Financial Services Group,
   Ltd. (a)                                           13,628              34,171
Coca-Cola Amatil, Ltd. (a)                            16,844              87,244
Cochlear, Ltd.                                         1,598              60,835
Coles Myer, Ltd. (a)                                  38,316             293,711
Commonwealth Bank of Australia, Ltd. (a)              41,094           1,333,621
Commonwealth Property Office Fund, Ltd.               44,319              43,815
Computershare, Ltd. (a)                               11,400              60,109
CSL, Ltd. (a)                                          5,647             221,290
CSR, Ltd.                                             27,183              86,854
DB RREEF Trust                                        87,518              92,166
DCA Group, Ltd. (a)                                   13,643              35,870
Downer EDI, Ltd.                                       9,288              59,020
Foster's Group, Ltd.                                  64,373             244,878
Futuris Corp., Ltd.                                   10,022              16,226
General Property Trust                                57,744             170,849
Harvey Norman Holding, Ltd. (a)                       18,694              50,623
Iluka Resources, Ltd.                                  7,799              43,804
ING Industrial Fund                                   25,375              41,084
Investa Property Group, Ltd.                          48,747              75,432
James Hardie Industries, Ltd.                         14,883             101,078
John Fairfax Holdings, Ltd.                           29,874              85,821
Leighton Holdings, Ltd.                                4,002              50,890
Lend Lease Corp.                                      11,763             116,630
Lion Nathan, Ltd.                                      8,582              49,861
Macquarie Airports, Ltd. (a)                          19,193              46,337
Macquarie Bank, Ltd. (a)                               7,454             345,394
Macquarie Communications Infrastructure
   Group, Ltd.                                        11,637              48,771
Macquarie Goodman Group, Ltd.                         39,200             139,853
Macquarie Infrastructure Group, Ltd.                  76,930             209,980
Macquarie Office Trust                                60,138              59,239
Mayne Nickless, Ltd.                                  20,943              51,612
Mayne Pharma, Ltd. *                                  20,943              44,411
Mirvac Group, Ltd. (a)                                28,273              86,084
Multiplex Group, Ltd.                                 18,182              39,989
National Australia Bank, Ltd. (a)                     50,927           1,375,451
Newcrest Mining, Ltd.                                 10,151             170,024
NRMA Insurance Group, Ltd.                            50,567             198,157
OneSteel, Ltd.                                        18,456              54,474
Orica, Ltd.                                            9,376             155,767
Origin Energy, Ltd.                                   25,265             132,491
Pacific Brands, Ltd. (a)                              13,006              22,269
PaperlinX, Ltd.                                       12,745              34,422
Patrick Corp., Ltd. (a)                               20,999             121,252
Perpetual Trust of Australia, Ltd.                     1,303              63,476
Publishing & Broadcasting, Ltd.                        4,458              55,251
Qantas Airways, Ltd., ADR                             27,927              70,824
QBE Insurance Group, Ltd.                             25,044             392,563
Rinker Group, Ltd.                                    29,639             421,483
Rio Tinto, Ltd. (a)                                    8,998             508,280
Santos, Ltd.                                          19,129             155,948

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUSTRALIA (CONTINUED)
SFE Corporation, Ltd.                                  4,517   $          52,779
Sonic Healthcare, Ltd.                                 8,461              95,165
Stockland Company, Ltd. (a)                           41,104             197,883
Stockland *                                            1,297               6,150
Suncorp-Metway, Ltd.                                  17,274             240,567
TABCORP Holdings, Ltd.                                16,612             184,106
Telstra Corp., Ltd. (a)                               66,992             179,494
Toll Holdings, Ltd. (a)                                8,058              75,623
Transurban Group, Ltd. *                              26,097             126,010
UNiTAB, Ltd.                                           4,076              44,385
Wesfarmers, Ltd. (a)                                  11,860             296,358
Westfield Group- New Shares *                          1,485              18,083
Westfield Group                                       46,118             564,966
Westpac Banking Corp., Ltd.                           57,884             987,770
Woodside Petroleum, Ltd.                              14,785             481,723
Woolworths, Ltd. (a)                                  37,343             503,750
                                                               -----------------
                                                                      18,053,732
AUSTRIA - 0.43%
Andritz AG (a)                                           330              48,143
Bohler Uddeholm AG                                       368              75,935
Erste Bank der Oesterreichischen
   Sparkassen AG                                       5,905             348,770
Flughafen Wien AG                                        264              20,710
Immofinanz Immobiien Anlage AG *                      12,082             125,534
Mayr-Melnhof Karton AG                                   105              18,799
Meinl European Land, Ltd. *                            5,194              97,719
Oesterreichische Elektrizitaets AG,
   Class A                                               278             123,839
OMV AG                                                 5,931             397,387
Raiffeisen International Bank Holding AG *             1,226             104,764
RHI AG * (a)                                             753              24,513
Telekom Austria AG                                    12,582             297,041
Voestalpine AG                                           714             100,064
Wiener Staedtische Allgemeine
   Versicherung AG *                                   1,082              66,980
Wienerberger Baustoffindustrie AG                      2,272             114,447
                                                               -----------------
                                                                       1,964,645
BELGIUM - 0.98%
Agfa Gevaert NV                                        3,149              60,086
Barco NV                                                 392              33,521
Bekaert SA                                               472              48,698
Belgacom SA                                            5,455             174,736
Cofinimmo SA                                             195              32,545
Colruyt SA                                               518              77,713
Compagnie Maritime Belge SA                              619              18,566
Delhaize Group                                         2,290             164,552
Dexia                                                 18,299             473,990
Euronav NV (a)                                           446              12,105
Fortis Group SA                                       39,029           1,396,568
Groupe Bruxelles Lambert SA                            2,315             257,953
Interbrew                                              6,083             285,743
KBC Bancassurance Holding NV                           6,113             657,408
Mobistar SA                                              924   $          67,181
Omega Pharma SA                                          683              41,907
SA D'Ieteren Trading NV                                   92              27,571
Solvay SA                                              2,124             245,694
Suez SA                                                3,544             140,322
UCB SA                                                 2,838             139,857
Union Miniere SA                                         787             109,186
                                                               -----------------
                                                                       4,465,902
BERMUDA - 0.19%
Brilliance China Automotive Holdings,
   Ltd. *                                             32,000               4,783
Central European Media Enterprises,
   Ltd. *                                                799              55,219
Cheung Kong Infrastructure Holdings,
   Ltd.                                               13,772              43,748
Cosco Pacific, Ltd.                                   16,000              31,856
Esprit Holdings, Ltd.                                 29,515             229,732
Frontline, Ltd.                                        1,792              59,789
Giordano International, Ltd.                          42,611              23,749
Johnson Electronic Holdings, Ltd.                     45,025              42,066
Kerry Properties, Ltd.                                15,002              54,905
Li & Fung, Ltd.                                       51,792             116,800
Noble Group, Ltd. (a)                                 29,000              22,075
Orient Overseas International, Ltd.                    6,562              22,240
Shangri-La Asia, Ltd.                                 32,296              52,023
Ship Finance International, Ltd.                          90               1,519
Smartone Telecommunications Holdings,
   Ltd.                                                9,857              10,924
South China Morning Post, Ltd.                        33,544              12,104
Texwinca Holdings, Ltd.                               17,067              12,976
TPV Technology, Ltd.                                  14,000              15,425
Yue Yuen Industrial Holdings, Ltd.                    15,067              44,366
                                                               -----------------
                                                                         856,299
BRAZIL - 0.61%
Aracruz Celulose SA, ADR (a)                             581              30,758
Banco Bradesco SA, ADR                                 5,468             196,356
Banco Nossa Caixa SA                                     658              14,504
Brasil Telecom Participacoes SA, ADR                     626              22,718
Brasil Telecom Participacoes SA *                  1,200,000              12,701
Braskem SA, ADR *                                      1,584              23,617
Centrais Eletricas Brasileiras SA, ADR,
   B Shares (a)                                        1,429              15,738
Centrais Eletricas Brasileiras SA, ADR                 2,381              26,617
Centrais Eletricas Brasileiras SA *                1,000,000              22,434
CIA Brasileira De Distribuicao Grupo Pao
   de Acucar, ADR                                        314              13,235
CIA de Bebidas das Americas, ADR, PFD
   Shares                                              3,111             133,649
Cia de Concessoes Rodoviarias, ADR                     2,800              26,106
Cia de Saneamento Basico do Estado de
   Sao Paulo *                                       290,000              25,490
CIA Energetica De Minas Gerais, ADR (a)                1,291              58,702
Cia Siderurgica Nacional SA                              800              25,053
Cia Vale do Rio Doce *                                 2,900             140,930
Companhia Siderurgica Nacional SA,
   ADR (a)                                             2,041              64,128
Companhia Vale Do Rio Doce, ADR                        4,069             197,469

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BRAZIL (CONTINUED)
Companhia Vale Do Rio Doce, SADR                       5,736   $         247,967
Contax Participacoes SA, ADR *                         3,563               4,465
Cyrela Brazil Realty SA                                1,000              17,745
Diagnosticos da America SA *                             500              12,885
EDP - Energias do Brasil SA                            1,100              15,283
Embratel Participacoes SA, ADR *                         902               9,976
Empresa Brasileira de Aeronautica SA,
   ADR                                                 1,026              37,808
Gerdau SA, SADR (a)                                    2,712              61,074
Natura Cosmeticos SA *                                 2,000              23,654
Petroleo Brasileiro SA, ADR, Petro (a)                 5,431             433,665
Petroleo Brasileiro SA, ADR * (a)                      3,909             338,793
Petroleo Brasileiro SA *                               7,900             169,416
Souza Cruz SA                                          1,500              22,786
Tele Norte Leste Participacoes SA, ADR                 3,563              59,431
Tele Norte Leste Participacoes SA *                    1,200              26,474
Unibanco - Uniao De Bancos Brasileiros
   SA, ADR                                             1,124              83,075
Unibanco - Uniao de Bancos Brasileiros
   SA *                                                5,500              80,969
Usinas Siderurgicas de Minas Gerais SA,
   ADR *                                               1,081              40,016
Vivo Participacoes SA, ADR * (a)                       5,769              24,691
Votorantim Celulose e Papel SA, SADR (a)                 858              13,882
                                                               -----------------
                                                                       2,774,260
CANADA - 5.86%
Aber Diamond Corp.                                     1,736              69,955
Abitibi Consolidated, Inc.                             9,819              40,653
Agnico-Eagle Mines, Ltd.                               2,813              85,673
Agrium, Inc.                                           4,461             112,653
Alcan Aluminum, Ltd. USD                              11,919             545,887
Algoma Steel, Inc. *                                   1,500              40,644
Aliant, Inc.                                           1,612              49,123
Angiotech Pharmaceuticals, Inc. *                      3,054              45,027
ATI Technologies, Inc. *                               8,322             142,956
Ballard Power Systems, Inc. *                          1,295               8,714
Bank Nova Scotia Halifax                              31,948           1,282,192
Bank of Montreal                                      16,109             916,194
Barrick Gold Corp.                                    27,330             744,277
BCE, Inc.                                              9,858             237,704
Biovail Corp. *                                        4,550             110,532
Bombardier, Inc. *                                    47,438             138,256
Brookfield Asset Management, Inc.                      7,534             415,126
Brookfield Properties Corp.                            4,423             150,214
CAE, Inc.                                              8,616              67,800
Cameco Corp.                                          11,366             409,199
Canadian Imperial Bank of Commerce                    10,830             798,371
Canadian National Railway Company                     17,398             789,218
Canadian Natural Resources, Ltd.                      17,222             958,090
Canadian Pacific Railway, Ltd.                         5,174             258,390
Canadian Tire Corp., Ltd.                              2,554             137,048
Canfor Corp. *                                         3,400              41,677
Celestica, Inc. *                                      6,992              79,893
CGI Group, Inc. *                                      8,176              54,315
CI Financial Inc., ADR                                 5,233   $         143,542
Cognos, Inc. *                                         3,013             117,152
Cott Corp. *                                           1,231              15,870
Domtar, Inc.                                           7,110              50,585
Enbridge, Inc.                                        10,576             304,606
EnCana Corp. - CAD                                    27,864           1,301,721
Fairfax Financial Holdings, Ltd.                         559              59,513
Fairmont Hotels & Resorts, Inc.                        2,225              99,215
Falconbridge, Ltd.                                     9,462             331,486
Finning International, Inc.                            2,919              96,583
Four Seasons Hotels, Inc.                                853              43,293
George Weston, Ltd.                                    1,536             110,730
Gildan Activewear, Inc. *                              2,000              94,703
Glamis Gold, Ltd. *                                    3,996             130,505
Goldcorp, Inc. - New                                  10,841             317,536
Great-West Lifeco, Inc.                                8,676             220,135
Husky Energy, Inc.                                     4,126             249,873
IGM Financial, Inc.                                    3,896             161,471
Imperial Oil, Ltd.                                     3,901             420,463
Inco, Ltd.                                             6,256             312,210
Intrawest Corp.                                        1,677              57,328
Ipsco, Inc.                                            1,500             155,606
Ivanhoe Mines, Ltd. *                                  7,600              72,313
Jean Coutu Group, Inc.                                 4,900              48,723
Kinross Gold Corp. *                                  10,465             114,195
Loblaw Companies, Ltd.                                 3,537             168,725
Magna International, Inc.                              3,543             267,411
Manulife Financial Corp.                              25,562           1,605,239
MDS, Inc.                                              4,801              86,505
Meridian Gold, Inc. *                                  3,373              99,750
Methanex Corp.                                         3,467              71,028
MI Developments, Inc.                                  1,671              58,269
National Bank of Canada                                5,368             293,846
Nexen, Inc.                                            8,382             461,994
Nortel Networks Corp. *                              136,937             419,051
Nova Chemicals Corp.                                   2,749              78,445
Novelis, Inc.                                          1,808              37,133
Onex Corp.                                             4,032              74,377
Open Text Corp. *                                        842              13,807
Petro-Canada                                          16,592             787,644
Potash Corp. of Saskatchewan, Inc.                     3,537             311,678
Power Corporation Of Canada                           10,317             296,262
Power Financial Corp.                                  8,022             243,493
QLT, Inc. *                                            1,749              13,448
Quebecor World, Inc.                                   2,119              20,816
Research In Motion, Ltd. *                             5,200             440,792
Rogers Communications, Inc.                            7,121             271,936
RONA, Inc. *                                           3,900              74,517
Royal Bank of Canada                                  41,976           1,771,369
Saputo, Inc.                                           1,600              44,848
Shaw Communications, Inc.                              5,751             137,292
Shell Canada, Ltd.                                     6,680             235,054

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CANADA (CONTINUED)
Shoppers Drug Mart Corp.                               6,256   $         238,367
SNC-Lavalin Group, Inc.                                5,013             137,035
Sun Life Financial, Inc.                              18,852             802,333
Suncor Energy, Inc.                                   14,702           1,129,556
Talisman Energy, Inc.                                 11,742             624,240
Teck Cominco, Ltd.                                     6,356             409,386
Telus Corp. - Non Voting Shares                        5,144             199,172
Telus Corp.                                            2,100              82,481
Thomson Corp.                                          7,398             276,173
TransAlta Corp.                                        6,421             122,520
Trans-Canada Corp.                                    15,550             448,799
TSX Group, Inc.                                        2,024              91,120
                                                               -----------------
                                                                      26,705,049
CAYMAN ISLANDS - 0.04%
Agile Property Holdings, Ltd. *                       16,000              13,402
ASM Pacific Technology, Ltd.                           5,414              32,303
China Resources Land, Ltd.                            12,000               9,046
Hutchison Telecommunications
   International, Ltd. *                              43,668              74,563
Kingboard Chemical Holdings, Ltd.                     15,772              47,763
Solomon Systech International, Ltd.                   53,838              26,191
TCL Communication Technology Holdings,
   Ltd. *                                                217                   9
                                                               -----------------
                                                                         203,277
CHILE - 0.20%
Banco Santander Chile SA, ADR (a)                      3,303             144,011
CIA Cervecerias Unidas SA, ADR                           560              13,944
Compania de Telecomunicaciones de Chile
   SA, ADR (a)                                         9,559              85,457
Distribucion y Servicio D&S SA, ADR                    1,197              23,162
Embotelladora Andina SA, ADR, Series A                 1,117              15,697
Embotelladora Andina SA, ADR, Series B                 1,256              18,539
Empresa Nacional de Electricidad SA,
   ADR (a)                                             7,975             240,686
Enersis SA, ADR                                       19,063             226,087
Sociedad Quimica y Minera de Chile SA,
   ADR, B Shares (a)                                     879              99,767
Vina Concha Y Toro S.A., ADR                           1,105              32,564
                                                               -----------------
                                                                         899,914
CHINA - 0.28%
Air China, Ltd. *                                     34,000              13,144
Aluminum Corp. of China, Ltd.                         36,000              38,273
Angang New Steel Company, Ltd. Class H                12,000              11,211
Bank of Communications Company, Ltd., H
   Shares *                                           82,000              51,779
Beijing Capital International Airport
   Company, Ltd., Class H                             14,000               8,028
Beijing Datang Power Generation
   Company , Ltd., Class H                            20,000              12,629
BYD Company, Ltd., H Shares                            2,500               5,171
Chaoda Modern Agriculture Holdings, Ltd.              18,000              14,150
China Construction Bank *                            340,000             158,828
China Life Insurance Company, Ltd. *                  95,000             120,587
China Mengniu Dairy Company, Ltd.                     11,000              12,191
China Overseas Land & Investment, Ltd.                46,000   $          31,418
China Petroleum & Chemical Corp.,
   Class H                                           238,000             138,016
China Shipping Container Lines Company,
   Ltd.                                               25,000               8,135
China Shipping Development Company,
   Ltd., Class H                                      20,000              15,722
China Telecom Corp., Ltd.                            188,000              66,624
China Travel International Investment
   Hong Kong, Ltd.                                    32,000               8,124
COSCO Holdings *                                      19,500               8,921
Dongfeng Motor Group Company, Ltd. *                  32,000              14,227
Guangdong Investment, Ltd.                            28,000              12,539
Guangshen Railway Company, Ltd., Class H              18,000               7,597
Huadian Power International Corp., Ltd.,
   Class H *                                          18,000               4,813
Huaneng Power International, Inc.,
   Class H                                            44,000              30,052
Jiangsu Expressway, Ltd.                              16,000              10,309
Jiangxi Copper Company, Ltd., Class H                 17,000              15,116
Lenovo Group, Ltd.                                    48,000              18,402
Maanshan Iron & Steel Company, Ltd.,
   Class H                                            22,000               7,655
PetroChina Company, Ltd., Class H                    268,000             281,471
PICC Property & Casualty Company, Ltd.,
   Class H                                            30,000              11,018
Shanghai Electric Group Company, Ltd. *               40,000              16,882
Shanghai Forte Land Company                           12,000               6,263
Shenzhen Expressway Company Ltd. *                    12,000               4,716
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares                            34,000              19,059
Sinopec Yizheng Chemical Fibre Company,
   Ltd.                                               22,000               5,812
Sinotrans, Ltd., Class H                              19,000               7,651
Tsingtao Brewery Company, Ltd., Series H               6,000               8,351
Weichai Power Company, Ltd.                            2,000               3,273
Yanzhou Coal Mining Company, Ltd.,
   Class H                                            29,200              25,400
Zhejiang Expressway Company, Ltd.,
   Class H                                            18,000              11,946
Zijin Mining Group, Ltd.                              16,839              13,237
ZTE Corp., Class H                                     2,000               8,144
                                                               -----------------
                                                                       1,266,884
COLOMBIA - 0.04%
BanColombia SA, ADR                                    5,599             195,405
CZECH REPUBLIC - 0.10%
Cesky Telecom AS *                                     3,674              78,572
CEZ AS                                                 6,755             236,734
Komercni Banka AS                                        496              69,235
Philip Morris CR AS                                       22              15,087
Unipetrol AS *                                         2,364              27,650
Zentiva NV                                               746              40,824
                                                               -----------------
                                                                         468,102
DENMARK - 0.54%
A P Moller- Maersk AS, Class B (a)                        39             335,589
AS Det Ostasiatiske Kompagni (a)                         614              25,268
Bang & Olufsen AS - B Series (a)                         368              42,680
Carlsberg AS, B Shares (a)                             1,048              68,529

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
DENMARK (CONTINUED)
Coloplast AS (a)                                         867   $          65,367
Dampskibsselskabet Torm AS                               500              23,342
Danisco AS (a)                                         1,619             131,412
Danske Bank AS (a)                                    14,102             524,148
DSV AS                                                   737              98,304
FLS Industries AS, B Shares (a)                          883              35,477
GN Store Nord AS (a)                                   7,034              97,254
H. Lundbeck AS                                         1,790              39,307
NKT Holdings AS                                          689              43,709
Novo Nordisk AS                                        7,755             483,134
Novozymes AS, B Shares                                 1,686             114,499
Topdanmark AS *                                          622              78,108
TrygVesta AS                                             878              51,486
Vestas Wind Systems AS                                 5,389             134,556
William Demant Holdings AS *                             718              47,651
                                                               -----------------
                                                                       2,439,820
FINLAND - 1.21%
Amer Group Oyj                                         2,340              47,830
Asko Oyj (a)                                           1,966              51,497
Cargotec Corp. Oyj - B Shares (a)                      1,299              53,293
Elisa Oyj, A Shares                                    5,053             100,464
Fortum Corp. Oyj                                      14,124             356,932
KCI Konecranes Oyj                                     1,964              33,851
Kesko Oyj (a)                                          2,131              66,605
Kone Corp. Oyj (a)                                     2,468             101,763
Metra Oyj, B Shares                                    2,031              75,436
Metso Oyj                                              3,473             134,265
Neste Oil Oyj                                          4,114             141,668
Nokia AB - Oyj (a)                                   136,656           2,833,112
Nokian Renkaat Oyj                                     3,350              59,164
OKO Bank - A (a)                                       3,200              51,970
Orion Oyj, Series B                                    2,390              57,701
Outokumpu Oyj (a)                                      3,213              65,012
Rautaruukki Oyj                                        2,619              96,894
Sampo Oyj, A Shares                                   12,860             271,136
Stora Enso Oyj, R Shares (a)                          19,453             299,873
TietoEnator Oyj                                        2,564             100,337
UPM-Kymmene Oyj                                       16,916             400,386
YIT Oyj                                                4,000             108,659
                                                               -----------------
                                                                       5,507,848
FRANCE - 7.38%
Accor SA (a)                                           6,189             357,356
Air France KLM                                         3,486              82,214
Alcatel SA * (a)                                      38,861             602,354
Alstom RGPT *                                          3,520             295,662
Atos Origin SA *                                       2,160             160,324
Autoroutes du Sud de la France                         1,888             116,874
AXA Group                                             47,738           1,678,069
BNP Paribas SA (a)                                    24,047           2,237,279
BNP Paribas-New Shares *                               2,368             212,840
Bouygues SA (a)                                        6,291             334,839
Business Objects SA *                                  1,945   $          71,109
Caisse Nationale du Credit Agricole                   19,188             747,855
Cap Gemini SA *                                        4,014             219,054
Carrefour SA                                          18,037             961,116
Casino Guich Perrachon SA (a)                          1,238              86,705
CNP Assurances SA (a)                                  1,151             116,237
Compagnie De Saint Gobain SA (a)                       9,961             697,027
Compagnie Generale des Etablissements
   Michelin, Class B (a)                               4,540             285,727
Dassault Systemes SA                                   1,862             106,654
Essilor International SA                               3,104             277,298
European Aeronautic Defence & Space
   Company                                             7,681             324,168
France Telecom SA                                     53,954           1,215,483
Gaz de France *                                        6,261             226,772
Gecina SA                                                338              44,924
Groupe Danone SA                                       7,606             933,372
Hermes International SA                                  665             168,377
Imerys SA                                              1,035              87,312
Klepierre SA                                             772              96,423
Lafarge SA                                             5,636             639,631
Lagardere S.C.A. (a)                                   3,801             297,350
L'Air Liquide SA                                       3,402             709,422
L'Oreal SA                                             9,251             816,338
LVMH Moet Hennessy SA                                  7,650             751,203
Neopost SA                                             1,043             113,560
PagesJaunes Groupe SA                                  4,102             115,413
Pernod-Ricard SA (a)                                   2,368             454,423
Peugeot SA                                             4,978             314,199
Pinault-Printemps-Redoute SA                           2,103             254,369
Publicis Groupe SA (a)                                 4,403             172,088
Renault Regie Nationale SA (a)                         5,796             617,337
Safran SA                                              4,930             125,186
Sanofi-Aventis (a)                                    33,298           3,172,743
Schneider Electric SA                                  7,068             764,401
SCOR                                                  28,607              72,919
Societe BIC SA                                         1,072              72,086
Societe Des Autoroutes Paris-Rhin-Rhone                1,154              85,584
Societe Generale (a)                                  11,234           1,692,206
Societe Television Francaise 1                         3,434             104,205
Sodexho Alliance (a)                                   3,096             147,311
STMicroelectronics NV                                 19,939             369,322
Suez SA Strip VVPR *                                   3,544                  43
Suez SA                                               28,399           1,120,987
Technip SA (a)                                         2,787             188,933
Thales SA                                              2,523             112,360
Thomson SA (a)                                         8,327             164,648
Total SA (a)                                          17,565           4,641,450
Unibail                                                1,448             261,880
Valeo SA (a)                                           1,800              75,399
Veolia Environnement SA                               11,094             617,142
Vinci SA                                               5,351             528,372

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
Vivendi Universal SA                                  36,255   $       1,247,139
Zodiac SA                                              1,283              83,394
                                                               -----------------
                                                                      33,646,467
GERMANY - 5.33%
Adidas-Salomon AG                                      1,548             306,628
Allianz AG                                            12,175           2,036,115
Altana AG                                              2,266             140,659
BASF AG                                               16,885           1,326,027
Bayer AG                                              20,689             830,213
Beiersdorf AG                                            561              81,032
Celesio AG                                             1,242             117,724
Commerzbank AG                                        18,702             746,392
Continental AG                                         4,150             457,636
DaimlerChrysler AG                                    28,959           1,666,131
Deutsche Bank AG                                      15,672           1,792,887
Deutsche Boerse AG                                     3,178             459,037
Deutsche Lufthansa AG                                  7,451             133,580
Deutsche Post AG                                      19,926             500,412
Deutsche Post AG-Reg *                                 2,517              61,944
Deutsche Postbank AG                                   1,843             133,954
Deutsche Telekom AG (a)                               85,787           1,449,465
Douglas Holding AG                                     1,161              54,762
E.ON AG                                               19,769           2,179,041
Epcos AG *                                               802              10,650
Fresenius Medical Care AG                              2,008             240,319
Heidelberger Druckmaschinen AG                         1,748              77,231
Hochtief AG                                            1,987             112,584
Hypo Real Estate Holding AG                            4,159             285,576
Infineon Technologies AG *                            19,310             199,461
IVG Immobilien AG                                      2,438              73,419
Karstadt Quelle AG (a)                                 2,095              49,358
Linde AG (a)                                           2,667             231,946
MAN AG                                                 4,304             299,190
Merck & Company AG                                     1,565             148,985
Metro AG                                               4,644             238,497
MLP AG                                                 1,350              33,051
Muenchener Rueckversicherungs-
   Gesellschaft AG                                     6,170             876,230
Premiere AG * (a)                                      2,244              39,903
ProSieben Sat.1 Media AG                               2,687              70,122
Puma AG *                                                378             143,362
Qiagen AG *                                            4,713              69,792
RWE AG                                                13,185           1,149,404
SAP AG                                                 6,961           1,512,502
Schering AG                                            5,278             549,608
Siemens AG                                            25,449           2,379,765
Suedzucker AG                                          2,257              58,489
Thyssen Krupp AG (a)                                  11,448             331,132
Tui AG                                                 7,241             142,384
Volkswagen AG                                          5,647             427,093
Wincor Nixdorf AG                                        544   $          68,672
                                                               -----------------
                                                                      24,292,364
GREECE - 0.53%
Alpha Bank SA                                          9,366             346,510
Athens Stock Exchange S.A. (ASE)                       1,630              25,720
Bank of Piraeus SA                                     5,825             176,760
Coca Cola Hell Bottling                                3,640             113,283
Commercial Bank of Greece SA *                         2,080              69,682
Cosmote Mobile Communications SA                       4,520             104,790
Duty Free Shops                                          450               8,772
EFG Eurobank Ergas SA                                  6,380             246,106
Folli-Follie SA                                          580              16,629
Germanos SA                                            1,870              39,767
Greek Organization of Football
   Prognostics                                         7,560             289,421
Hellenic Petroleum SA                                  3,490              49,902
Hellenic Technodomiki Tev SA                           3,220              27,594
Hellenic Telecommunications Organization
   SA *                                                9,970             220,733
Hyatt Regency Hotel SA                                 1,400              19,066
Intracom SA                                            2,840              20,476
National Bank Of Greece SA                             8,970             422,446
Public Power Corp.                                     3,550              83,594
Techniki Olympiaki SA                                  2,800              16,993
Titan Cement Company SA                                1,960              93,735
Viohalco SA                                            3,620              36,558
                                                               -----------------
                                                                       2,428,537
HONG KONG - 1.20%
Anhui Conch Cement Company, Ltd.,
   Series H                                            6,000               8,660
Bank of East Asia, Ltd.                               44,099             159,689
Beijing Enterprises Holdings, Ltd.                     4,000               7,449
BOC Hong Kong Holdings, Ltd.                         113,328             227,826
Cathay Pacific Airways, Ltd.                          30,782              53,948
Cheung Kong Holdings, Ltd.                            45,849             485,376
China Eastern Airlines Corp., Ltd.                    26,000               4,155
China Everbright, Ltd. *                              10,000               5,380
China Merchants Holdings
   International Company, Ltd.                        16,021              46,247
China Mobile, Ltd.                                    69,500             364,967
China Pharmaceutical Group, Ltd. *                    14,000               2,400
China Resource Power Holdings, Ltd.                   14,000              10,193
China Resources Enterprises, Ltd.                     14,000              28,866
China Southern Airlines Company, Ltd. *               16,000               4,536
Citic Pacific, Ltd.                                   16,000              48,042
CLP Holdings, Ltd.                                    55,289             322,403
CNOOC, Ltd.                                          175,000             135,310
Cofco International, Ltd.                             10,000               5,767
Denway Motors, Ltd.                                   70,000              27,288
Global Bio-Chem Technology Group Company              16,000               8,402
Gome Electrical Appliances Holdings,
   Ltd.                                                8,000               8,866
Guangzhou Investment Company, Ltd.                    42,000               8,281
Hang Lung Properties, Ltd.                            54,326             103,612
Hang Seng Bank, Ltd.                                  23,419             301,642

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)
Henderson Land Development Company, Ltd.              21,601   $         119,697
Hong Kong & China Gas Company, Ltd.                  109,673             264,291
Hong Kong Electric Holdings, Ltd.                     42,582             200,016
Hong Kong Exchange & Clearing, Ltd.                   33,430             201,400
Hopewell Holdings, Ltd.                               19,362              56,140
Hutchison Whampoa, Ltd.                               65,377             598,591
Hysan Development Company, Ltd.                       18,963              54,006
Li Ning Company, Ltd.                                  7,000               6,675
Link, REIT *                                          65,500             141,805
MTR Corp.                                             40,373              91,048
New World Development Company, Ltd.                   77,297             135,968
PCCW, Ltd.                                           112,208              73,745
Ping An Insurance Group Company of
   China, Ltd.                                        14,500              37,371
Semiconductor Manufacturing
   International Corp. *                             106,000              15,846
Shanghai Industrial Holdings, Ltd.                     6,000              12,603
Shenzhen Investment, Ltd.                             20,000               6,830
Sino Land Company, Ltd.                               43,828              63,257
Sun Hung Kai Properties, Ltd.                         40,611             412,131
Swire Pacific, Ltd., Class A                          28,663             280,537
TCL International Holdings, Ltd.                      22,000               3,430
Techtronic Industries Company, Ltd.                   32,015              57,553
Television Broadcasting Company, Ltd.                  8,181              46,282
Travelsky Technology, Ltd.                             4,000               4,253
Weiqiao Textile Company, Ltd. *                        4,500               6,814
Wharf Holdings, Ltd.                                  36,668             134,671
Wing Hang Bank, Ltd.                                   5,500              46,176
                                                               -----------------
                                                                       5,450,441
HUNGARY - 0.16%
BorsodChem Rt.                                         2,096              23,602
Demasz RT                                                 38               3,056
Gedeon Richter Rt.                                       481              97,049
Magyar Telekom Rt.                                    16,140              72,325
MOL Magyar Olaj - es Gazipari Rt.                      2,428             249,350
OTP Bank Rt.                                           8,667             300,943
                                                               -----------------
                                                                         746,325
INDIA - 0.85%
Bajaj Auto, Ltd., ADR                                  1,496              91,106
Dr Reddy's Laboratories, Ltd., ADR                     3,583             112,506
Grasim Industries, Ltd., ADR                           2,402             107,970
Hindalco Industries Ltd., ADR                         15,100              59,796
ICICI Bank, Ltd., SADR (a)                            18,812             520,716
Infosys Technologies, Ltd., ADR (a)                   12,300             957,678
Larsen & Toubro, Ltd., ADR                               910              49,675
Mahindra & Mahindra Ltd., ADR                          4,600              64,998
Ranbaxy Laboratories, Ltd., ADR                       11,088             109,106
Reliance Industries, Ltd., GDR                        24,010             846,353
Satyam Computer Services, Ltd., ADR                    8,965             392,308
State Bank of India, Ltd., ADR (a)                     1,542              82,112
Tata Motors, Ltd., ADR (a)                            12,119             252,560
Videsh Sanchar Nigam, Ltd., ADR (a)                    1,653   $          35,473
Wipro, Ltd., ADR (a)                                  14,323             212,983
                                                               -----------------
                                                                       3,895,340
INDONESIA - 0.22%
Aneka Tambang Tbk PT                                  13,925               6,666
Astra Agro Lestari Tbk PT                             11,658               7,954
Astra International Tbk PT                            83,983             103,974
Bank Central Asia Tbk PT                             189,387              87,013
Bank Danamon Indonesia Tbk PT                         59,259              31,302
Bank Internasional Indonesia Tbk PT                  677,000              11,920
Bank Mandiri Tbk PT                                  207,878              38,661
Bank Pan Indonesia Tbk PT                            162,259               8,928
Bank Rakyat Indonesia Tbk PT                         183,001              78,541
Bumi Resources Tbk PT                                604,780              59,899
Energi Mega Persada Tbk PT *                         101,500               9,829
Gudang Garam Tbk PT                                   19,982              23,089
Indocement Tunggal Prakarsa Tbk PT *                  32,487              16,177
Indofood Sukses Makmur Tbk PT                        149,905              14,682
Indosat Tbk PT                                           961              26,995
International Nickel Indonesia Tbk PT                  7,000              13,211
Kalbe Farma Tbk PT                                   143,071              21,413
Matahari Putra Prima Tbk PT                           33,000               3,741
Perusahaan Gas Negara Tbk PT                          61,997              68,226
PT Indonesian Satellite Corp.                         34,500              19,553
PT Telekomunikiasi Indonesia, ADR (a)                  5,330             161,552
Ramayana Lestari Sentosa Tbk PT                       63,131               5,558
Semen Gresik Persero Tbk PT                            5,414              15,193
Telekomunikasi Indonesia Tbk PT                      131,500              99,852
Tempo Scan Pacific Tbk PT                              3,238               2,387
Unilever Indonesia Tbk PT                             53,000              24,788
United Tractors Tbk PT                                49,968              24,745
                                                               -----------------
                                                                         985,849
IRELAND - 0.69%
Allied Irish Banks PLC - Dublin                       28,108             672,115
Bank of Ireland                                       31,206             581,425
C&C Group PLC                                          9,078              61,706
CRH PLC                                               17,303             604,869
DCC PLC                                                2,627              61,222
Depfa Bank PLC                                        11,296             201,553
Eircom Group PLC - Dublin                             26,025              67,285
Elan Corp. - Dublin *                                 12,882             186,070
Fyffes PLC - Dublin                                   10,354              27,900
Grafton Group PLC *                                    7,125              93,661
Greencore Group PLC - Dublin                           4,752              22,207
Iaws Group PLC, ADR                                    3,464              60,168
Independent News & Media PLC - Dublin                 18,258              59,171
Irish Life & Permanent PLC - Dublin                    8,732             209,858
Kerry Group PLC                                        4,252             102,293
Kingspan Group PLC - Dublin                            3,852              58,912
Paddy Power PLC                                        1,131              18,121

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
IRELAND (CONTINUED)
Ryanair Holdings PLC, SADR * (a)                       1,056   $          57,763
                                                               -----------------
                                                                       3,146,299
ISRAEL - 0.41%
Africa-Israel Investments, Ltd.                          240              10,644
Aladdin Knowledge Systems, ADR * (a)                     296               6,645
Alvarion, Ltd., ADR * (a)                              2,928              26,352
Audio Codes, Ltd., ADR *                               1,064              14,704
Bank Hapoalim, Ltd.                                   30,260             140,430
Bank Leumi Le-Israel                                  25,002              91,108
Bezek Israeli Telecommunications Corp.,
   Ltd. *                                             33,640              44,023
Blue Square-Israel, Ltd.                                 368               3,826
Check Point Software Technologies, Ltd.,
   ADR *                                               5,970             119,519
Clal Industries & Investments, Ltd.                    1,595               7,782
Clal Insurance Enterprise Holdings, Ltd.                 396               7,828
Delek Automotive Systems, Ltd., ADR                      857               5,066
Discount Investment Corp.                                633              14,166
ECI Telecom, Ltd., ADR *                               2,103              23,827
Elbit Systems, Ltd.                                      690              16,107
Given Imaging Corp. ADR *                                820              18,942
Harel Insurance Investments, Ltd.                        191               7,849
ICL Israel Chemicals, Ltd.                            15,901              56,785
IDB Development Corp., Ltd.                              752              20,971
Israel Corporation, Ltd.                                  59              19,375
Israel Discount Bank, Ltd. *                          14,429              27,326
Koor Industries, Ltd. *                                  352              17,815
Lipman Electronic Engineering, Ltd.
   ADR *                                                 660              17,952
Makhteshim-Agam Industries, Ltd.                       9,403              48,979
Migdal Insurance Holdings, Ltd.                        5,286               6,749
M-Systems Flash Disk Pioneers, Ltd.
   ADR *                                               1,036              26,791
Nice Systems, Ltd. *                                     541              27,612
Orbotech, Ltd. ADR *                                   1,001              24,655
Osem Investment, Ltd.                                    739               5,802
Partner Communications, Ltd. *                         2,233              17,208
RADWARE, Ltd. ADR *                                      529               9,326
Retalix, Ltd. *                                          374               9,171
Strauss-Elite, Ltd.                                      895               8,119
Super-Sol, Ltd. *                                      2,473               6,838
Syneron Medical, Ltd. ADR * (a)                          482              14,079
Tadiran Communications Industries, Ltd.                  201               6,015
Teva Pharmaceutical Industries, Ltd.                  22,322             915,819
United Mizrahi Bank, Ltd. *                            3,937              22,971
                                                               -----------------
                                                                       1,869,176
ITALY - 2.88%
Alleanza Assicuraz SpA                                12,999             154,784
Assicurazioni Generali SpA                            29,956           1,130,087
Autogrill SpA                                          3,714              55,179
Autostrade SpA (a)                                     8,645             214,168
Banca Fideuram SpA                                     9,301              53,541
Banca Intesa SpA - Non convertible                    28,728             162,843
Banca Intesa SpA (a)                                 120,684             722,177
Banca Monte dei Paschi Siena SpA                      33,856             190,884
Banca Naz Del Lavoro SpA *                            34,823   $         123,423
Banca Popolare di Milano SpA                          12,163             143,796
Banche Popolari Unite SpA (a)                         10,707             260,053
Banco Popolare Di Verona e Novara SpA                 11,570             306,714
Benetton Group SpA                                     2,186              32,689
Bulgari SpA                                            4,703              56,685
Capitalia SpA                                         52,123             434,011
Enel SpA                                             134,848           1,142,476
Eni SpA                                               81,343           2,318,277
Fiat SpA * (a)                                        17,033             215,016
Finmeccanica SpA (a)                                   8,912             202,718
Gruppo Editoriale L'Espresso SpA (a)                   5,794              30,434
Italcementi SpA                                        2,276              54,617
Lottomatica SpA * (a)                                  1,001              42,525
Luxottica Group SpA                                    4,234             116,763
Mediaset SpA (a)                                      23,891             281,869
Mediobanca SpA                                        14,865             319,364
Mediolanum SpA (a)                                     8,229              65,374
Mondadori (Arnoldo) Editore SpA                        3,864              37,967
Pirelli & Company SpA (a)                             88,625              84,660
San Paolo-IMI SpA                                     34,409             616,879
Seat Pagine Gialle SpA *                             127,528              61,066
Snam Rete Gas SpA (a)                                 30,005             132,842
T.E.R.N.A SpA                                         37,241              98,091
Telecom Italia Media SpA * (a)                        27,692              14,974
Telecom Italia SpA                                   334,943             978,778
Telecom Italia SpA-RNC (a)                           186,720             498,043
Tiscali SpA * (a)                                      7,967              26,037
UniCredito Italiano SpA - GBP                        177,830           1,287,546
UniCredito Italiano SpA                               65,610             472,250
                                                               -----------------
                                                                      13,139,600
JAPAN - 19.67%
Acom Company, Ltd.                                     2,427             142,734
Aderans Company, Ltd.                                    583              17,168
Advantest Corp. (a)                                    2,490             297,329
AEON Company, Ltd.                                    20,804             505,514
AEON Credit Service Company, Ltd. (a)                  2,277              68,991
Aiful Corp. (a)                                        2,127             141,022
Aisin Seiki Company                                    6,379             248,656
Ajinomoto Company, Inc. (a)                           19,305             206,531
Alfresa Holdings Corp. (a)                               924              56,229
All Nippon Airways Company, Ltd.                      21,715              79,286
Alps Electric Company (a)                              6,238             100,715
Amada Company, Ltd.                                   11,829             129,269
Amano Corp.                                            1,295              22,595
Anritsu Corp.                                          1,295               8,156
Aoyama Trading Company, Ltd.                           1,442              47,741
Ariake Japan Company, Ltd. (a)                           259               7,737
Asahi Breweries, Ltd.                                 10,801             153,519
Asahi Glass Company, Ltd.                             32,191             481,927
Asahi Kasei Corp. (a)                                 36,963             263,943

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
ASATSU-DK, Inc.                                          648   $          22,667
Astellas Pharmaceuticals, Inc. (a)                    17,169             653,180
Autobacs Seven Company, Ltd.                           1,053              52,607
Bank of Fukuoka, Ltd.                                 18,362             155,185
Bank of Kyoto, Ltd. (a)                                9,000             108,771
Benesse Corp.                                          1,554              55,550
Bridgestone Corp.                                     20,953             437,803
Canon Sales Company, Inc.                              2,000              43,151
Canon, Inc.                                           23,674           1,569,603
Casio Computer Company, Ltd. (a)                       7,633             136,101
Central Glass Company, Ltd.                            3,886              22,556
Central Japan Railway Company, Ltd.                       50             493,638
Chiba Bank, Ltd.                                      21,896             195,116
Chiyoda Corp. (a)                                      5,000             116,601
Chubu Electric Power Company, Inc. (a)                18,777             471,443
Chugai Pharmaceutical Company, Ltd. (a)                9,216             167,464
Circle K Sunkus Company, Ltd.                            712              17,271
Citizen Watch Company, Ltd.                            9,635              91,106
Coca-Cola West Japan Company, Ltd. (a)                   777              18,483
COMSYS Holdings Corp. (a)                              3,943              56,412
Credit Saison Company, Ltd.                            5,191             287,616
CSK Corp. (a)                                          2,190             109,039
Dai Nippon Printing Company, Ltd. (a)                 18,953             343,588
Daicel Chemical Industries, Ltd.                       7,534              63,545
Daido Steel Company, Ltd.                             10,000             101,706
Daiichi Sankyo Company, Ltd. (a)                      20,972             479,253
Daikin Industries, Ltd. (a)                            7,915             277,542
Daimaru, Inc. (a)                                      7,886             116,382
Dainippon Ink & Chemicals, Inc. (a)                   17,010              63,410
Dainippon Screen Manufacturing Company,
   Ltd. (a)                                            8,238              87,432
Daito Trust Construction Company, Ltd.
   (a)                                                 2,219             115,960
Daiwa House Industry Company, Ltd.                    14,715             255,488
Daiwa Securities Group, Inc. (a)                      40,251             540,928
Denki Kagaku Kogyo Kabushiki Kaisha                   11,477              51,380
Denso Corp.                                           16,922             669,708
Dentsu, Inc. (a)                                          61             221,686
Dowa Mining Company, Ltd. (a)                          7,534              90,091
E Trade Securities Corp. (a)                              30              69,194
E-Access, Ltd. (a)                                        28              21,686
East Japan Railway Company, Ltd. (a)                     107             794,110
Ebara Corp. (a)                                        8,534              53,748
Eisai Company, Ltd. (a)                                8,152             355,928
Electric Power Development Company, Ltd.
   (a)                                                 5,700             180,952
Elpida Memory, Inc. *                                    800              28,733
Familymart Company, Ltd.                               2,260              70,977
Fanuc, Ltd.                                            5,679             547,624
Fast Retailing Company, Ltd. (a)                       1,566             153,408
Fuji Electric Holdings                                19,420             106,112
Fuji Photo Film Company, Ltd.                         15,567             520,689
Fuji Software ABC, Inc.                                  518              15,430
Fuji Television Network, Inc.                             12              30,027
Fujikura, Ltd.                                        11,477   $         130,208
Fujitsu, Ltd. (a)                                     56,621             478,528
Furukawa Electric Company, Ltd.                       21,362             177,449
Glory, Ltd.                                            1,700              36,895
Goodwill Group, Inc.                                      18              16,852
Gunma Bank                                             9,477              71,786
Gunze, Ltd.                                            6,238              42,208
Hakuhodo DY Holdings, Inc.                               700              58,683
Hankyu Department Stores (a)                           2,591              24,015
Hikari Tsushin, Inc.                                     500              34,853
Hino Motors, Ltd.                                      9,886              62,263
Hirose Electric Company, Ltd.                            883             124,377
Hitachi Cable, Ltd. (a)                                2,591              14,731
Hitachi Capital Corp. (a)                                907              18,179
Hitachi Chemical, Ltd.                                 2,784              80,088
Hitachi Construction Machinery Company,
   Ltd.                                                2,743              72,372
Hitachi Software Engineering Company,
   Ltd.                                                  453               8,405
Hitachi, Ltd. (a)                                    101,118             716,893
Hokkaido Electric Power Company, Inc.
   (a)                                                 5,868             126,105
Hokugin Financial Group, Inc. (a)                     37,134             163,397
Honda Motor Company, Ltd. (a)                         24,731           1,534,440
House Food Corp. (a)                                   2,801              46,058
Hoya Corp.                                            13,692             553,530
Ibiden Company, Ltd. (a)                               4,100             207,626
Index Corp.                                               33              69,654
Inpex Corp.                                               11              93,340
Isetan Company, Ltd.                                   5,162             112,690
Ishihara Sangyo                                        4,534               8,490
Ishikawajima Harima Heavy Industries
   Company, Ltd. (a)                                  37,134             117,886
ITO EN, Ltd. (a)                                       2,106              73,848
Itochu Corp.                                          48,202             414,760
Itochu Techno-Science Corp. (a)                          648              25,590
JAFCO Company, Ltd. *                                    853              64,468
Japan Airlines System Corp.                           20,953              54,926
Japan Prime Realty Investment Corp.                       10              30,554
Japan Real Estate Investment Corp.                         8              69,450
Japan Retail Fund                                          9              70,471
Japan Tobacco, Inc.                                      145             510,915
JFE Holdings, Inc. (a)                                17,662             714,026
JGC Corp.                                              6,886             135,675
Joyo Bank, Ltd.                                       22,953             162,143
JS Group Corporation (a)                               8,216             176,914
JSR Corp. (a)                                          5,933             176,735
Kajima Corp. (a)                                      30,191             188,862
Kaken Pharmaceutical Company, Ltd.                     1,943              16,305
Kamigumi Company, Ltd.                                 9,534              76,113
Kaneka Corp.                                           9,829             118,037
Kansai Electric Power Company, Ltd. (a)               24,378             542,563
Kansai Paint Company, Ltd. (a)                         6,238              57,286
Kao Corp. (a)                                         16,362             431,697
Katokichi Company, Ltd.                                2,137              14,641

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Kawasaki Heavy Industries, Ltd. (a)                   35,963   $         126,412
Kawasaki Kisen Kaisha, Ltd. (a)                       17,067             100,954
KDDI Corp. (a)                                            81             433,627
Keihin Electric Express Railway Company,
   Ltd. (a)                                           13,067             107,321
Keio Electric Railway Company, Ltd. (a)               19,715             130,376
Keisei Electric Railway Company, Ltd.                  6,000              41,466
Keyence Corp.                                          1,152             300,023
Kikkoman Corp.                                         3,238              36,488
Kinden Corp.                                           2,591              23,530
Kintetsu Corp. (a)                                    50,792             198,421
Kirin Brewery Company, Ltd. (a)                       25,896             353,082
Kobe Steel Company, Ltd.                              87,517             332,951
Kokuyo Company, Ltd. (a)                               1,231              18,607
Komatsu, Ltd. (a)                                     28,430             543,218
Komori Corp.                                           1,295              30,255
Konami Corp. (a)                                       2,843              71,743
Konica Minolta Holdings, Inc.                         13,391             171,184
Kose Corp. (a)                                           880              33,254
Koyo Seiko Company, Ltd.                               5,943             118,865
Kubota Corp. (a)                                      31,782             343,531
Kuraray Company, Ltd. (a)                             10,300             121,326
Kurita Water Industries, Ltd.                          2,719              58,316
Kyocera Corp. (a)                                      5,238             464,530
KYOWA HAKKO KOGYO Company, Ltd. (a)                    8,477              62,047
Kyushu Electric Power (a)                             12,331             278,640
Lawson, Inc.                                           2,031              76,576
LeoPalace21 Corp.                                      4,202             158,073
Mabuchi Motor Company, Ltd. (a)                        1,118              57,663
Makita Corp.                                           2,943              90,924
Marubeni Corp. (a)                                    44,202             231,741
Marui Company, Ltd.                                   10,564             209,041
Matsui Securities Company, Ltd. * (a)                  2,500              34,725
Matsumotokiyoshi Company, Ltd.                           648              18,586
Matsushita Electric Industrial Company,
   Ltd. (a)                                           65,393           1,455,404
Matsushita Electric Works, Ltd. (a)                    9,181             110,411
Mediceo Holdings Company, Ltd.                         5,590              90,586
Meiji Dairies Corp. (a)                                8,886              52,033
Meiji Seika Kaisha, Ltd. (a)                           7,534              38,473
Meitec Corp. (a)                                         583              19,203
Millea Holdings, Inc.                                     46             912,209
Minebea Company, Ltd. (a)                             13,477              93,253
Mitsubishi Chemical Holdings Corp, ADR
  (a)                                                 38,500             237,891
Mitsubishi Corp.                                      42,456             968,399
Mitsubishi Electric Corp.                             61,973             526,925
Mitsubishi Estate Company, Ltd.                       34,782             825,923
Mitsubishi Gas & Chemicals Company, Inc.              12,829             156,793
Mitsubishi Heavy Industries, Ltd. (a)                 97,937             466,783
Mitsubishi Logistc Corp. (a)                           2,943              47,140
Mitsubishi Materials Corp. (a)                        28,020             150,003
Mitsubishi Rayon Company, Ltd. (a)                    16,010             131,356
Mitsubishi Securities Company, Ltd. *
   (a)                                                10,000             160,858
Mitsubishi UFJ Financial Group, Inc.                     269   $       4,121,026
Mitsui & Company, Ltd. (a)                            48,611             704,165
Mitsui Chemicals, Inc. (a)                            22,010             162,225
Mitsui Engineering & Shipbuilding
   Company, Ltd. * (a)                                18,362              59,699
Mitsui Fudosan Company, Ltd. (a)                      25,248             581,266
Mitsui Mining & Smelting Company, Ltd.                20,010             140,331
Mitsui O.S.K. Lines, Ltd. (a)                         35,487             240,416
Mitsui Sumitomo Insurance Company, Ltd.               38,259             521,321
Mitsui Trust Holdings, Inc.                           18,010             263,800
Mitsukoshi, Ltd. (a)                                  12,829              82,437
Mitsumi Electric Company, Ltd.                         1,101              14,421
Mizuho Financial Group, Inc.                             304           2,491,612
Murata Manufacturing Company, Ltd. (a)                 6,504             441,184
Namco Bandai Holdings, Inc. (a)                        7,332             100,593
NEC Corp. (a)                                         61,383             432,050
NEC Electronics Corp. (a)                              1,348              54,955
Net One Systems Company, Ltd. (a)                          9              18,537
NGK Insulators, Ltd.                                   7,829             115,208
NGK Spark Plug Company, Ltd. (a)                       6,238             145,737
NHK Spring Company, Ltd. (a)                           4,000              50,726
Nichii Gakkan Company, Ltd. (a)                          324               7,528
NICHIREI Corp.                                         4,534              22,034
Nidec Corp. (a)                                        3,514             288,908
Nikko Cordial Corp. (a)                               26,543             440,520
Nikon Corp. (a)                                        8,181             146,916
Nintendo Company, Ltd.                                 3,208             480,538
Nippon Building Fund, Inc. (a)                            13             120,601
Nippon Electric Glass Company, Ltd.                    6,000             149,623
Nippon Express Company, Ltd. (a)                      26,191             148,905
Nippon Kayaku Company, Ltd.                            4,591              40,715
Nippon Light Metal Company, Ltd. (a)                  20,124              55,665
NIPPON MEAT PACKERS, Inc. (a)                          6,238              65,462
Nippon Mining Holdings, Inc.                          25,368             214,396
Nippon Oil Corp. (a)                                  39,906             313,488
Nippon Paper Group, Inc. (a)                              33             142,959
Nippon Sheet Glass Company, Ltd. (a)                  15,829              88,377
Nippon Shokubai Company, Ltd.                          2,591              30,851
Nippon Steel Corp. (a)                               192,464             746,956
Nippon Telegraph & Telephone Corp.                       163             700,583
Nippon Yusen Kabushiki Kaisha (a)                     31,077             190,173
Nippon Zeon Company                                    4,591              59,314
Nishimatsu Construction Company, Ltd.
   (a)                                                 3,886              15,942
Nishi-Nippon City Bank, Ltd. (a)                      17,000              92,889
Nissan Chemical Industries, Ltd.                       4,238              72,067
Nissan Motor Company, Ltd. (a)                        71,110             846,094
Nisshin Seifun Group, Inc.                             5,886              60,265
Nisshin Steel Company                                 30,953             107,484
Nisshinbo Industries, Inc.                             5,591              62,765
Nissin Food Products Company, Ltd.                     3,284             101,738
Nitori Company, Ltd.                                   1,382              72,102
Nitto Denko Corp.                                      5,068             430,906

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
NOK Corp.                                              3,708   $         100,041
Nomura Real Estate Office Fund, Inc.                       4              34,010
Nomura Research Institute, Ltd. (a)                      589              72,337
Nomura Securities Company, Ltd.                       55,393           1,237,556
NSK, Ltd. (a)                                         14,715             127,995
NTN Corp. (a)                                         10,772              85,538
NTT Data Corp. (a)                                        38             183,055
NTT DoCoMo, Inc.                                         534             790,808
NTT Urban Development Corp. (a)                            7              60,769
Obayashi Corp. (a)                                    21,362             174,176
OBIC Co., Ltd.                                           260              54,923
Odakyu Electric Railway Company (a)                   19,305             119,778
Oji Paper Company, Ltd. (a)                           26,191             161,388
Oki Electric Industry Company, Ltd. (a)               18,362              58,761
Okumura Corp. (a)                                      3,886              21,432
Olympus Optical Company, Ltd. (a)                      7,534             221,862
Omron Corp.                                            7,139             205,369
Onward Kashiyama Company, Ltd. (a)                     3,591              63,571
Oracle Corp. - Japan                                     648              32,484
Oriental Land Company, Ltd. (a)                        1,307              75,976
Orix Corp.                                             2,654             827,857
Osaka Gas Company, Ltd. (a)                           66,155             240,983
Pioneer Electronic Corp. (a)                           3,879              62,793
Promise Company, Ltd.                                  2,931             177,614
Q.P. Corp.                                             1,813              18,378
Rakuten, Inc. (a)                                        118             107,460
Resona Holdings, Inc. * (a)                              146             503,255
Ricoh Company, Ltd. (a)                               21,601             422,846
Rinnai Corp. (a)                                         648              19,468
Rohm Company, Ltd.                                     3,473             368,006
Ryohin Keikaku Company, Ltd.                             889              74,679
Sanden Corp. (a)                                       1,943               8,566
Sanken Electric Company (a)                            3,943              67,621
SANKYO Company, Ltd. (a)                               1,307              90,103
Santen Pharmaceutical Company, Ltd. (a)                1,700              40,946
Sanwa Shutter Corp. (a)                                3,238              21,248
Sanyo Electric Company, Ltd. * (a)                    46,849             128,790
Sapporo Holdings (a)                                  10,534              55,227
SBI Holdings, Inc.                                       257             145,676
Secom Company, Ltd. (a)                                6,710             343,795
Sega Sammy Holdings, Inc. (a)                          4,708             191,534
Seiko Epson Corp. (a)                                  3,678             101,736
Seino Transportation Company, Ltd. (a)                 4,591              47,983
Sekisui Chemical Company, Ltd. (a)                    15,772             133,833
Sekisui House, Ltd.                                   16,362             244,535
Seven & I Holdings Company, Ltd.                      25,319           1,004,184
SFCG Company, Ltd. (a)                                   130              29,464
Sharp Corp.                                           29,782             528,495
Shimachu Company, Ltd.                                 1,477              46,512
Shimamura Company, Ltd.                                  724              84,357
Shimano, Inc.                                          2,631              79,269
Shimizu Corp.                                         20,305             148,103
Shin-Etsu Chemical Company, Ltd.                      12,289   $         668,341
Shinko Securities Company, Ltd. (a)                   17,000              94,481
Shinsei Bank, Ltd.                                    31,906             223,759
Shionogi & Company, Ltd. (a)                          10,477             172,187
Shiseido Company, Ltd. (a)                            10,477             195,282
Shizuoka Bank, Ltd.                                   18,658             188,652
Showa Denko K.K. (a)                                  34,839             155,077
Showa Shell Sekiyu K.K. (a)                            4,145              47,132
Skylark Company, Ltd.                                  2,995              53,657
SMC Corp.                                              1,736             270,975
SOFTBANK Corp. (a)                                    23,612             693,318
Sojitz Holdings Corp. * (a)                           11,909              70,545
Sompo Japan Insurance, Inc.                           26,896             390,753
Sony Corp. (a)                                        31,758           1,473,093
Stanley Electric Corp.                                 4,692             100,233
Sumco Corp *                                           1,700              91,442
Sumitomo Bakelite Company, Ltd. (a)                    5,238              47,523
Sumitomo Chemical Company, Ltd. (a)                   48,554             395,887
Sumitomo Corp. (a)                                    34,134             486,902
Sumitomo Electric Industries, Ltd. (a)                23,301             369,857
Sumitomo Heavy Industries, Ltd.                       16,010             154,111
Sumitomo Light Metal Industries, Ltd.
   (a)                                               130,423             560,565
Sumitomo Metal Mining Company, Ltd.                   16,715             233,593
Sumitomo Mitsui Financial Group, Inc.                    187           2,069,024
Sumitomo Osaka Cement Company, Ltd.                   14,477              52,859
Sumitomo Realty &
Development Company, Ltd.                             12,124             336,391
Sumitomo Rubber Industries, Inc.                       4,000              52,360
Sumitomo Trust & Banking Company, Ltd.                40,554             470,101
Suruga Bank, Ltd.                                      5,886              79,702
Suzuken Company, Ltd.                                  2,377              74,651
T&D Holdings, Inc.                                     7,259             568,388
TAIHEIYO CEMENT Corp. (a)                             30,191             146,208
Taisei Corp.                                          30,134             144,649
Taisho Pharmaceuticals Company, Ltd.                   4,238              85,485
Taiyo Nippon Sanso Corp. (a)                           9,181              67,981
Taiyo Yuden Company, Ltd. (a)                          2,943              46,840
Takara Holdings (a)                                    6,591              40,389
Takashimaya Company, Ltd.                              9,181             140,182
Takeda Pharmaceutical Company, Ltd. (a)               27,851           1,590,538
Takefuji Corp. (a)                                     3,604             227,292
Takuma Company, Ltd.                                   1,295              10,537
Tanabe Seiyaku Company, Ltd.                           6,000              66,641
TDK Corp. (a)                                          3,932             296,837
Teijin, Ltd.                                          27,896             185,902
Teikoku Oil Company, Ltd. (a)                          5,238              63,349
Terumo Corp. (a)                                       5,697             187,645
The 77th Bank, Ltd.                                   10,477              80,877
The Bank of Yokohama, Ltd.                            38,316             314,368
THK Company, Ltd.                                      3,219             103,560
TIS, Inc. (a)                                            583              15,779
Tobu Railway Company, Ltd. (a)                        27,248             143,551

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Toda Corp. (a)                                         3,238   $          14,551
Toho Company, Ltd.                                     4,867              94,030
Tohoku Electric Power Company, Ltd.                   13,920             301,514
Tokuyama Corp. (a)                                     8,000             135,904
Tokyo Broadcasting Company, Ltd.                         648              17,428
Tokyo Electric Power Company, Ltd.                    36,033             900,097
Tokyo Electron, Ltd.                                   5,268             364,068
Tokyo Gas Company, Ltd. (a)                           73,165             320,694
Tokyo Steel Manufacturing Company,
   Ltd. (a)                                            3,900              79,331
Tokyo Style Company, Ltd.                              1,295              15,441
Tokyo Tatemono Company, Ltd. (a)                       9,000              98,353
Tokyu Corp. (a)                                       26,134             176,384
Tokyu Land Corp.                                      13,829             123,819
TonenGeneral Sekiyu K.K. (a)                           7,829              79,826
Toppan Printing Company, Ltd.                         17,010             236,268
Toray Industries, Inc. (a)                            40,611             333,197
Toshiba Corp.                                         92,289             537,263
Tosoh Corp. (a)                                       11,772              58,913
Toto, Ltd. (a)                                         7,829              72,829
Toyo Seikan Kaisha, Ltd. (a)                           4,591              83,423
Toyo Suisan Kaisha, Ltd.                               3,295              50,395
Toyobo Company, Ltd.                                  17,067              52,874
Toyoda Gosei Company, Ltd.                             2,466              54,149
Toyota Industries Corp.                                6,510             266,506
Toyota Motor Corp. (a)                                91,253           4,993,887
Toyota Tsusho Corp. (a)                                5,000             135,750
Trend Micro, Inc.                                      3,267             114,836
Ube Industries, Ltd. (a)                              23,963              70,770
UNI Charm Corp. (a)                                    1,642              80,776
Uniden Corp.                                           1,295              20,809
UNY Company, Ltd.                                      5,238              83,945
Ushio, Inc. (a)                                        2,943              70,259
USS Company., Ltd.                                       967              66,006
Wacoal Corp. (a)                                       3,943              53,694
West Japan Railway Company, Ltd.                          56             236,878
Yahoo Japan Corp. (a)                                    458             279,879
Yakult Honsha Company, Ltd.                            2,943              70,760
Yamada Denki Company, Ltd.                             2,584             298,437
Yamaha Corp.                                           5,874             103,987
Yamaha Motor Company, Ltd.                             6,409             158,732
Yamato Transport Company, Ltd. (a)                    12,420             254,753
Yamazaki Baking Company, Ltd.                          2,591              20,310
Yaskawa Electric Corp. (a)                             5,000              56,556
Yokogawa Electric Corp. (a)                            5,486              97,818
                                                               -----------------
                                                                      89,677,429
KOREA - 0.01%
LG.Philips LCD Company Ltd., ADR * (a)                 1,380              31,326
LUXEMBOURG - 0.21%
Arcelor SA (a)                                        16,074             634,680
Tenaris SA, ADR                                        1,704             307,862
                                                               -----------------
                                                                         942,542
MEXICO - 0.83%
Alfa SA de CV                                         11,036   $          62,921
America Movil SA de CV                               619,960           1,059,717
Cemex SA de CV                                       109,300             712,019
Coca-Cola Femsa SA de CV                               9,559              32,021
Consorcio ARA SA de CV                                 5,485              24,408
Controladora Comercial Mexicana SA de CV              10,971              18,753
Corp GEO SA de CV *                                   13,048              49,683
Fomento Economico Mexicano SA de CV                   24,155             220,584
Grupo Aeroportuario del Sureste SA de CV               8,530              28,566
Grupo Bimbo SA de CV                                   9,688              31,644
Grupo Carso SA de CV                                  23,308              53,464
Grupo Financiero Banorte SA de CV                     44,954             106,827
Grupo Mexico SA                                       35,598             100,598
Grupo Modelo SA                                       16,908              62,053
Grupo Televisa SA                                     79,343             313,761
Industrias Penoles SA de CV                            3,350              26,434
Kimberly-Clark de Mexico SA de CV                     15,726              53,690
Telefonos de Mexico SA de CV                         377,420             425,589
TV Azteca SA de CV *                                  41,351              26,065
Urbi Desarrollos Urbanos SA de CV *                    4,400              33,508
Vitro SA de CV                                         2,914               2,738
Wal-Mart de Mexico SA *                              120,132             317,442
                                                               -----------------
                                                                       3,762,485
NETHERLANDS - 4.18%
ABN AMRO Holdings NV                                  55,989           1,681,317
Aegon NV                                              45,201             837,788
Akzo Nobel NV                                          8,463             449,828
ASML Holding NV *                                     15,322             313,374
Buhrmann NV                                            3,818              67,661
Corio NV                                               1,302              84,155
DSM NV                                                 4,700             214,959
Euronext NV                                            2,396             197,907
Getronics NV                                           3,876              47,000
Hagemeyer NV * (a)                                    16,542              83,728
Heineken NV                                            7,578             288,087
IHC Caland NV                                          1,055             105,966
ING Groep NV                                          58,702           2,322,831
Koninklijke (Royal) KPN NV                            60,089             678,305
Koninklijke (Royal) Philips Electronics
   NV (a)                                             41,274           1,397,244
Koninklijke Ahold NV *                                48,422             381,447
Oce-Van Der Grinten NV                                 2,604              47,316
Randstad Holdings NV                                   1,469              87,210
Reed Elsevier NV                                      22,272             319,809
Rodamco Europe NV                                      1,399             140,688
Royal Dutch Shell PLC, A Shares                      124,983           3,908,436
Royal Dutch Shell PLC, B Shares                       86,739           2,824,117
Royal Numico NV *                                      5,197             230,309
TNT Post Group NV                                     12,878             446,587
Unilever NV                                           17,928           1,246,906
Vedior NV                                              5,377             105,535
VNU NV                                                 7,432             242,032

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
NETHERLANDS (CONTINUED)
Wereldhave NV                                            657   $          74,005
Wolters Kluwer NV                                      8,778             219,274
                                                               -----------------
                                                                      19,043,821
NEW ZEALAND - 0.14%
Auckland International Airport, Ltd. (a)              33,105              41,621
Contact Energy, Ltd.                                   9,758              46,668
Fisher & Paykel Appliances Holdings,
   Ltd.                                                8,484              22,170
Fisher & Paykel Healthcare Corp.                      16,313              41,622
Fletcher Building, Ltd.                               15,776              86,532
Kiwi Income Property Trust                            24,641              19,438
Sky City Entertainment Group, Ltd.                    14,394              47,549
Sky Network Television, Ltd.                           6,585              25,933
Telecom Corp. of New Zealand, Ltd.                    69,607             237,659
Tower, Ltd. *                                          9,706              15,612
Vector, Ltd. *                                         8,461              14,653
Warehouse Group, Ltd.                                  4,653              11,098
Waste Management Corp.                                 3,392              17,748
                                                               -----------------
                                                                         628,303
NORWAY - 0.63%
Den Norske Bank ASA (a)                               21,601             291,085
Norsk Hydro ASA                                        4,626             641,391
Norske Skogindustrier ASA                              5,513              93,442
Orkla ASA (a)                                          6,218             308,579
Petroleum Geo-Services ASA *                           1,838              85,741
Prosafe ASA (a)                                        1,100              57,529
Schibsted ASA                                          1,571              43,300
Statoil ASA                                           21,371             616,763
Stolt Offshore SA * (a)                                6,188              97,324
Stolt-Nielsen SA                                       1,400              43,397
Storebrand ASA (a)                                     7,522              84,134
Tandberg ASA (a)                                       4,339              39,256
Tandberg Television ASA *                              2,400              50,390
Telenor ASA                                           24,991             269,032
Tomra Systems ASA (a)                                  5,633              45,158
Yara International ASA (a)                             6,612             105,254
                                                               -----------------
                                                                       2,871,775
PERU - 0.05%
Cia de Minas Buenaventura SA                           2,689              64,693
Credicorp SA                                           1,449              38,254
Edegel SA                                             22,359               8,788
Luz Del Sur SA                                         3,005               3,534
Minsur SA                                              8,233              12,012
Southern Peru Copper Corp.                             1,235             103,864
Union de Cervecerias Peruanas Backus &
   Johnston SA                                        15,304              11,255
Volcan Compania Minera SA, CMN Series B *              9,381               7,290
                                                               -----------------
                                                                         249,690
PHILIPPINES - 0.07%
ABS-CBN Broadcasting Corp. *                           6,600               1,518
Ayala Corp.                                            3,930              27,302
Ayala Land, Inc.                                     165,000              36,326
Banco De Oro                                          10,800   $           7,186
Bank of the Philippine Islands                        34,000              41,585
Equitable PCI Bank Corp.                              11,100              16,291
Filinvest Land, Inc. *                                96,250               2,411
First Philippine Holdings Corp.                        8,600               7,826
Globe Telecommunications, Inc.                         1,010              17,393
Jollibee Foods Corp.                                  13,300               9,370
Manila Electric Company *                              7,400               2,969
Megaworld Corp.                                       78,000               2,320
Metropolitan Bank & Trust Company                     18,800              14,348
Petron Corp.                                          46,000               3,961
Philippine Long Distance Telephone
   Company                                             1,640              61,781
San Miguel Corp.                                      14,100              22,350
SM Investments Corp.                                   5,060              22,676
SM Prime Holdings, Ltd.                              133,000              20,562
                                                               -----------------
                                                                         318,175
POLAND - 0.21%
Agora SA                                               1,011              15,423
Bank BPH SA                                              277              66,640
Bank Pekao SA                                          2,667             157,620
Bank Zachodni WBK SA *                                   707              32,377
Boryszew SA                                              661               5,809
BRE Bank SA *                                            281              15,303
Budimex SA *                                             278               3,974
Computerland SA *                                        207               6,405
Debica SA                                                150               3,230
Globe Trade Centre SA *                                  197              17,647
Grupa Kety SA                                            275              10,892
JELFA SA                                                  90               2,570
KGHM Polska Miedz SA                                   3,535              90,787
Mondi Packaging Paper Swiecie SA                         417               8,064
Orbis SA                                                 837              11,447
Polska Grupa Farmaceutyczna SA                           331               7,467
Polski Koncern Naftowy Orlen SA                        9,589             174,761
Powszechna Kasa Oszczednosci Bank
   Polski SA                                          12,820             137,649
Prokom Software SA                                       340              15,465
Softbank SA *                                            253               2,967
Telekomunikacja Polska SA                             22,420             153,315
TVN SA *                                                 540              14,737
                                                               -----------------
                                                                         954,549
PORTUGAL - 0.25%
Banco BPI, SA                                          9,829              70,151
Banco Comercial dos Acores, SA                        63,192             201,727
Banco Espirito Santo, SA                               3,395              62,019
Brisa Auto Estrada, SA                                10,670             105,164
Cimpor-Cimentos De Portugal, SA                        6,518              43,593
Electricidade De Portugal, SA                         59,113             232,474
Jeronimo Martins, SGPS, SA                             1,221              21,149
Portugal Telecom, SGPS, SA                            24,515             297,861
PT Multimedia.com, SGPS, SA                            2,536              31,090

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PORTUGAL (CONTINUED)
Sonae Industria SGPS SA/New *                          1,973   $          18,438
Sonae, SGPS, SA                                       29,099              47,683
                                                               -----------------
                                                                       1,131,349
RUSSIA - 0.82%
AFK Sistema, Reg. S, Spons. GDR                        3,321              81,032
Gazprom, ADR (a)                                       2,518             230,397
JSC MMC Norilsk Nickel, ADR (a)                        2,640             255,288
Lukoil Oil Company, ADR                               16,576           1,382,438
Mechel Steel Group, ADR                                  868              22,308
Mobile Telesystems, ADR (a)                            7,100             235,010
RAO Unified Energy System, ADR (a)                     2,928             199,690
Rostelecom, ADR (a)                                    2,129              40,983
Sberbank of Russian Federation, ADR                    1,298             190,806
Sibirtelecom, ADR                                        193              13,278
Surgutneftegaz, ADR for PFD Shares * (a)               2,455             287,235
Surgutneftegaz, ADR * (a)                              5,117             391,451
Tatneft, ADR (a)                                       2,352             242,138
UralsvyAzinform, ADR (a)                               1,801              14,984
VolgaTelecom, ADR (a)                                  1,355              11,545
Vympel Communicatii, ADR *                             3,296             141,761
Wimm-Bill-Dann Foods OJSC, ADR * (a)                     560              15,882
                                                               -----------------
                                                                       3,756,226
SINGAPORE - 0.68%
Allgreen Properties, Ltd.                             16,420              15,852
Ascendas Real Estate                                  29,395              39,476
CapitaLand, Ltd.                                      36,725             110,003
CapitaMall Trust                                      28,291              41,495
Chartered Semiconductor Manufacturing,
   Ltd. * (a)                                         33,430              32,481
City Developments, Ltd.                               16,715             111,720
ComfortDelGro Corp., Ltd.                             57,269              59,543
Cosco Corp. Singapore, Ltd.                           26,000              19,791
Creative Technology, Ltd. (a)                          1,854              13,539
Datacraft Asia, Ltd. *                                 7,886               8,911
DBS Group Holdings, Ltd. (a)                          37,316             376,428
Fraser & Neave, Ltd.                                   5,640              69,110
Haw Par Corp., Ltd.                                    3,613              13,304
Jardine Cycle and Carriage, Ltd.                       3,646              25,046
Keppel Corp., Ltd. (a)                                18,010             153,813
Keppel Land, Ltd.                                     12,124              37,066
Neptune Orient Lines, Ltd.                            16,362              22,075
Olam International, Ltd.                              21,000              22,224
Oversea-Chinese Banking Corp., Ltd.                   83,448             346,011
OverSeas Union Enterprises, Ltd.                       2,295              16,902
Parkway Holdings, Ltd.                                19,305              29,390
SembCorp Industries, Ltd. *                           28,415              61,548
SembCorp Logistics, Ltd.                               7,352               8,053
SembCorp Marine, Ltd. (a)                             16,362              28,859
Singapore Airlines, Ltd.                              18,010             156,042
Singapore Exchange, Ltd. (a)                          23,601              58,424
Singapore Land, Ltd.                                   3,591              15,445
Singapore Petroleum Company, Ltd.                      4,000   $          12,873
Singapore Post, Ltd.                                  43,849              32,564
Singapore Press Holdings, Ltd.                        53,059             147,765
Singapore Technologies Engineering, Ltd.              44,202              84,801
Singapore Telecommunications, Ltd.                   223,707             366,880
SMRT Corporation, Ltd.                                21,010              14,563
ST Assembly Test Services, Ltd. *                     42,134              33,637
Suntec Real Estate Investment Trust *                 28,191              23,029
United Overseas Bank, Ltd.                            38,963             376,163
United Overseas Land, Ltd.                            16,568              29,632
Venture Corp., Ltd.                                    8,534              67,602
Want Want Holdings ADR                                14,000              17,640
Wing Tai Holdings, Ltd.                               15,772              18,546
                                                               -----------------
                                                                       3,118,246
SOUTH AFRICA - 1.39%
African Bank Investments, Ltd. *                      14,776              72,308
Alexander Forbes, Ltd. *                              11,162              27,112
Allan Gray Property Trust                             35,003              38,387
Anglo Platinum, Ltd.                                   2,183             198,396
AngloGold Ashanti, Ltd.                                4,418             235,435
Aspen Pharmacare Holdings, Ltd.                        6,915              48,534
Aveng, Ltd.                                           13,187              50,348
AVI, Ltd.                                             10,682              29,156
Barloworld, Ltd.                                       6,983             150,665
Bidvest Group, Ltd. *                                  8,273             153,229
Consol, Ltd.                                          11,363              26,751
Edgars Consolidated Stores, Ltd.                      15,777              98,661
Ellerine Holdings, Ltd.                                3,836              52,975
FirstRand, Ltd.                                       91,624             297,722
Foschini, Ltd.                                         6,739              63,788
Gold Fields, Ltd.                                     12,338             269,391
Grindrod, Ltd.                                         8,220              17,882
Harmony Gold Mining Company, Ltd. *                   10,804             175,532
Impala Platinum Holdings, Ltd.                         2,111             399,564
Imperial Holdings, Ltd. *                              5,962             165,638
Investec, Ltd.                                         1,093              55,582
JD Group, Ltd.                                         5,452              82,732
Kumba Resources, Ltd.                                  2,111              38,245
Liberty Group, Ltd.                                    4,136              59,806
Massmart Holdings, Ltd.                                6,217              58,988
Metropolitan Holdings, Ltd.                           20,565              47,278
Mittal Steel South Africa, Ltd.                        6,577              67,640
MTN Group, Ltd.                                       44,229             441,931
Murray & Roberts Holdings, Ltd.                        9,966              44,851
Nampak Ltd                                            17,741              48,280
Naspers, Ltd.                                          9,991             203,716
Nedbank Group, Ltd.                                    6,363             132,791
Network Healthcare Holdings, Ltd. *                   39,267              57,736
Pick'n Pay Stores, Ltd.                                7,620              37,388
Pretoria Portland Cement Company, Ltd.                   344              23,418
Reunert, Ltd.                                          5,743              63,541

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SOUTH AFRICA (CONTINUED)
Sanlam, Ltd.                                          75,807   $         203,219
Sappi, Ltd.                                            6,648              99,391
Sasol, Ltd.                                           19,097             722,925
Shoprite Holdings, Ltd.                               14,102              51,551
Spar Group, Ltd.                                       5,946              36,951
Standard Bank Group, Ltd.                             40,611             559,515
Steinhoff International Holdings, Ltd. *              27,684              99,851
Super Group, Ltd.                                      7,228              15,031
Telkom SA, Ltd.                                        8,378             218,672
Tiger Brands, Ltd.                                     5,202             146,974
Tongaat-Hulett Group, Ltd.                             1,764              28,416
Truworths International, Ltd.                         15,214              70,323
Woolworths Holdings, Ltd.                             25,954              69,112
                                                               -----------------
                                                                       6,357,328
SOUTH KOREA - 0.63%
Kookmin Bank, ADR                                     13,240           1,132,285
Korea Electric Power Corp., ADR                       19,870             429,192
KT Corp., Sponsored ADR                               11,050             235,365
POSCO, SADR                                           11,870             757,306
SK Telecom Company, Ltd., SADR                        13,860             326,957
                                                               -----------------
                                                                       2,881,105
SPAIN - 2.86%
Abertis Infrastructuras SA                             6,677             173,356
Acciona SA (a)                                           894             139,494
Acerinox SA (a)                                        5,796              95,045
ACS Actividades SA                                     7,619             296,489
Aguas De Barcelona SA-Class A                          1,412              37,123
Altadis SA, Series A                                   8,601             386,276
Antena 3 de Television SA (a)                          2,522              65,173
Banco Bilbao Vizcaya Argentaria SA (a)               104,640           2,187,147
Banco Popular Espanol SA (a)                          26,157             386,072
Banco Santander Central Hispano SA                   183,331           2,681,452
Cintra Concesiones de Infraestructuras
   de Transporte SA (a)                                6,191              80,482
Corporacion Mapfre SA (a)                              3,414              69,659
Ebro Puleva SA (a)                                     2,753              50,257
Endesa SA                                             29,430             951,638
Fomento de Construcciones SA                           1,437             106,572
Gamesa Corporation Tecno SA (a)                        5,329             102,653
Gas Natural SDG SA (a)                                 5,552             160,995
Grupo Ferrovial SA                                     1,958             158,521
Iberdrola SA                                          24,703             798,787
Iberia Lineas Aereas de Espana SA                     15,453              42,766
Indra Sistemas SA                                      3,863              78,680
Industria de Diseno Textil SA (a)                      6,735             260,372
Inmobiliaria Colonial SA                                 872              61,389
Metrovacesa SA (a)                                     1,741             148,137
NH Hoteles SA                                          2,593              44,724
Promotora de Informaciones SA                          2,541              47,035
Repsol SA (a)                                         27,899             793,768
Sacyr Vallehermoso SA (a)                              3,439             117,297
Sociedad General de Aguas de Barcelona
   SA *                                                   14   $             353
Sogecable SA * (a)                                     1,167              46,730
Telefonica Publicidad e Informacion SA
  (a)                                                  5,245              58,571
Telefonica SA                                        137,642           2,163,555
Union Fenosa SA                                        5,981             227,738
Zeltia SA * (a)                                        5,170              41,041
                                                               -----------------
                                                                      13,059,347
SWEDEN - 1.87%
Alfa Laval AB                                          3,001              80,933
Assa Abloy AB, Series B                                9,099             169,254
Atlas Copco AB, Series A *                            10,611             299,142
Atlas Copco AB, Series B *                             6,480             169,753
Axfood AB (a)                                            974              24,261
Billerud Aktibolag AB                                  1,707              27,468
Capio AB *                                             2,530              47,387
Castellum AB (a)                                       1,305              55,353
D. Carnegie & Company AB                                 969              20,457
Electrolux AB, Series B                                8,976             258,248
Elekta AB, Series B                                    2,151              35,581
Eniro AB                                               4,978              57,673
Ericsson LM, Series B                                466,450           1,777,353
Fabege AB (a)                                          1,967              41,527
Gambro AB- A shares * (a)                              5,868              70,251
Gambro AB- B shares *                                  3,313              39,876
Getinge AB, Series B                                   5,581              90,523
Hennes & Mauritz AB, Series B                         14,982             547,728
Hoganas AG, B Shares (a)                                 953              23,186
Holmen AB, Series B                                    1,671              70,770
Kungsleden AB                                          1,428              54,412
Lundin Petroleum AB, Series A *                        5,184              60,060
Modern Time Group AB, Series B *                       1,604              75,572
Nobel Biocare AG *                                        97               5,582
Nordea Bank AB                                        67,302             833,884
OMX AB *                                               2,425              46,513
Oriflame Cosmetics AB                                    936              31,267
Sandvik AB                                             6,380             378,205
SAS AB * (a)                                           2,554              35,836
Scania AB, Series B                                    2,913             126,746
Securitas AB, B Shares                                 9,099             175,696
Skandinaviska Enskilda Banken AB, Series
   A (a)                                              14,867             369,366
Skanska AB, Series B                                  11,559             189,717
SKF AB, Series B *                                    11,952             195,398
SSAB Svenskt Stal AB, Series A                         1,566              75,193
SSAB Svenskt Stal AB, Series B                           518              23,105
Svenska Cellulosa AB, Series B (a)                     6,192             272,605
Svenska Handelsbanken AB, Series A                    16,439             458,153
Swedish Match AB (a)                                  10,153             139,194
Tele2 AB, Series B *                                   9,801             116,074
Telelogic AB *                                         8,000              22,141
Teliasonera AB                                        59,043             354,946
Trelleborg AB, Series B                                2,554              59,673

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SWEDEN (CONTINUED)
Volvo AB, Series A                                     2,878   $         131,892
Volvo AB, Series B (a)                                 6,904             323,948
Wihlborgs Fastigheter AB *                               393              11,990
WM Data AB, Series B                                  10,477              34,392
                                                               -----------------
                                                                       8,508,284
SWITZERLAND - 5.37%
ABB, Ltd. *                                           64,033             808,615
Adecco SA                                              4,318             241,482
Ciba Specialty Chemicals Holding AG (a)                2,241             134,100
Clariant AG * (a)                                      7,737             119,977
Compagnie Financiere
   Richemont AG, Series A                             16,011             768,194
Credit Suisse Group AG (a)                            39,274           2,205,422
Geberit AG                                               133             127,114
Givaudan AG (a)                                          221             169,993
Holcim, Ltd. (a)                                       5,990             477,305
Kudelski SA (a)                                        1,252              35,706
Kuehne & Nagel International AG                          365             118,384
Kuoni Reisen Holding AG, Series B *                       98              50,856
Logitech International SA, REG *                       2,579             103,148
Lonza Group AG (a)                                     1,183              81,143
Micronas Semiconductor Holding AG *                      981              31,290
Nestle SA                                             13,061           3,880,249
Nobel Biocare Holding AG, Series BR                      765             170,454
Novartis AG                                           75,368           4,194,665
Phonak Holding AG                                      1,322              75,302
PSP Swiss Property AG *                                1,321              65,814
Rieter Holdings AG                                       118              47,104
Roche Holdings AG                                     22,739           3,388,201
Schindler Holding AG                                   1,600              85,364
Serono AG, Series B (a)                                  180             125,536
SIG Holding AG, REG (a)                                  218              46,524
Societe Generale de Surveillance
   Holdings AG (a)                                       144             133,537
Straumann Holding AG (a)                                 240              54,719
Sulzer AG                                                126              86,038
Swatch Group AG, BR shares (a)                         1,051             176,612
Swatch Group AG (a)                                    1,578              54,997
Swiss Reinsurance Company AG                          10,396             727,038
Swisscom AG (a)                                          601             194,928
Syngenta AG *                                          3,482             489,696
Synthes AG                                             1,520             166,860
UBS AG                                                33,455           3,677,700
Unaxis Holding AG *                                      167              47,690
Valora Holding AG *                                       68              14,395
Zurich Financial Services AG * (a)                     4,654           1,094,145
                                                               -----------------
                                                                      24,470,297
THAILAND - 0.23%
Advanced Info Service Company, Ltd.                   30,100              70,883
Airports of Thailand, Public Company,
   Ltd.                                               14,800              18,379
Aromatics Thailand PCL                                 8,300               5,607
Bangkok Bank Public Company, Ltd.                     11,800              33,103
Bangkok Bank Public Company, Ltd.                     31,800   $          94,938
Bangkok Expressway, Public Company, Ltd.               8,500               4,944
Banpu, Public Company, Ltd., Reg.                      5,000              19,302
BEC World, Public Company, Ltd.                       31,500              10,215
C.P. Seven Eleven, Public Company, Ltd.               54,895               9,466
Charoen Pokphand Foods, Public Company,
   Ltd.                                               80,500              11,291
Delta Electronics Thailand, Public
   Company, Ltd.                                       8,800               4,462
Electricity Generating, Public Company,
   Ltd.                                                4,700               9,496
GMM Grammy, Public Company, Ltd.                       6,000               1,776
Hana Microelectronics, Public Company,
   Ltd.                                               19,500              15,181
Italian-Thai Development, Public
   Company, Ltd.                                      47,200               8,443
Kasikornbank, Public Company, Ltd.                    12,300              20,893
Kasikornbank, Public Company, Ltd.                    39,600              69,813
Kiatnakin Finance, Public Company, Ltd.                5,100               4,463
Kim Eng Securities Thailand PCL                        2,700               1,661
Krung Thai Bank, Public Company, Ltd.                 96,800              28,899
Land & Houses, Public Company,
   Ltd., Alien MKT REG                                71,300              15,414
Land & Houses, Public Company, Ltd.                   51,900              10,886
National Finance, Public Company, Ltd.                16,100               6,630
Precious Shipping PCL                                  7,400               5,428
PTT Chemical PCL *                                     9,497              21,265
PTT Exploration & Production,
   Public Company, Ltd.                                8,900             126,439
PTT Public Company, Ltd.                              28,500             171,638
Ratchaburi Electricity Generating
   Holding,
   Public Company, Ltd.                               10,200              10,435
Sahaviriya Steel Industries, Public
   Company, Ltd. *                                   129,200               4,023
Siam Cement, Public Company, Ltd.                      4,500              27,332
Siam Cement, Public Company, Ltd.                     10,200              67,204
Siam City Cement, Public Company, Ltd.                 2,200              16,420
Siam Commercial Bank PLC                              27,400              45,484
Siam Makro, Public Company, Ltd.                       2,100               4,405
Sino Thai Engineering & Construction,
   Public Company, Ltd.                               12,300               3,007
Thai Airways International, Public
   Company, Ltd.                                      17,700              21,183
Thailand Union Frozen Products, Public
   Company, Ltd.                                      10,800               8,408
Tisco Finance, Public Company, Ltd. *                  6,500               4,642
True Corp., Public Company, Ltd. *                    58,400              15,782
                                                               -----------------
                                                                       1,029,240
TURKEY - 0.28%
Adana Cimento Sanayii Turk Anonim
   Sirketi, Class A                                      826               6,765
Akbank AS                                             20,560             172,992
Akcansa Cimento AS                                     1,620              10,255
Aksa Akrilik Kimya Sanayii AS                            199               1,719
Aksigorta AS                                           4,066              19,830
Alarko Holding AS *                                      166               6,489

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TURKEY (CONTINUED)
Anadolu Efes Biracilik Ve Malt Sanayii AS              1,850   $          59,233
Arcelik AS                                             3,304              27,308
Aygaz AS                                               2,215               8,576
Cimsa Cimento Sanayi VE Tica AS                          892               6,609
Dogan Sirketler Grubu Holdings AS *                    8,463              38,755
Dogan Yayin Holding AS *                               7,031              32,459
Dogus Otomotiv Servis ve Ticaret AS                    1,031               7,178
Eregli Demir ve Celik Fabrikalari TAS                  7,252              44,279
Ford Otomotiv Sanayi AS                                2,332              20,837
HACI Omer Sabanci Holdings, AS                         9,823              69,485
Hurriyet Gazetecilik AS                                6,212              23,821
Ihlas Holding AS                                       7,750               5,136
Is Gayrimenkul Yatirim Ortakligi AS                    4,989              12,408
KOC Holdings AS                                        7,561              40,254
Migros Turk TAS                                        2,276              28,302
Petkim Petrokimya Holding AS *                         2,746              12,779
Tansas Perakende Magazacilik Ticaret AS *              3,752               6,928
Tofas Turk Otomobil Fabrik AS                          4,202              13,329
Trakya Cam Sanayi AS                                   2,067               8,850
Tupras Turkiye Petrol Rafine AS                        2,877              50,771
Turk Hava Yollari AS *                                   937               5,163
Turk Sise ve Cam Fabrikalari AS                        4,922              21,073
Turkcell Iletisim Hizmet AS                           12,140              77,739
Turkiye Garanti Bankasi AS *                          30,870             114,929
Turkiye Is Bankasi AS                                 22,488             187,540
Turkiye Vakiflar Bankasi Tao *                        12,564              68,761
Ulker Gida Sanayi ve Ticaret AS                        1,884               7,575
Vestel Elektronik Sanayi AS *                          2,061               8,440
Yapi ve Kredi Bankasi AS *                            11,100              58,682
                                                               -----------------
                                                                       1,285,249
UNITED KINGDOM - 16.68%
3I Group PLC                                          16,935             277,017
Aegis Group PLC                                       23,790              56,583
Aggreko PLC                                            4,315              23,734
Alliance Unichem PLC                                   6,375              99,346
AMEC PLC                                               6,594              46,219
Amvescap PLC                                          24,051             224,631
Anglo American PLC                                    45,048           1,737,799
ARM Holdings PLC                                      49,673             115,120
Arriva PLC                                             6,956              74,465
Associated British Ports Holdings PLC                 10,268             129,207
AstraZeneca Group PLC                                 50,200           2,532,002
Aviva PLC                                             76,118           1,058,445
BAA PLC                                               34,710             500,462
BAE Systems PLC                                      101,963             746,155
Barclays PLC                                         203,274           2,381,123
Barratt Developments PLC                               7,073             130,275
BBA Group PLC                                         17,223              84,099
Bellway PLC                                            3,959              85,038
Berkeley Group Holdings PLC *                          2,973              61,274
BG Group PLC                                         111,309           1,392,911
BHP Billiton PLC                                      77,453   $       1,416,478
BICC PLC                                              12,132              78,494
BOC Group PLC                                         16,271             437,791
Boots Group PLC *                                     15,950             199,597
Bovis Homes Group PLC                                  2,350              36,663
BP PLC                                               654,806           7,527,946
Brambles Industries, Ltd.                             21,485             160,962
Britannic Group PLC                                    4,010              46,763
British Airways PLC *                                 19,630             120,605
British American Tobacco Australasia, Ltd.            50,135           1,215,531
British Land Company PLC                              16,978             366,455
British Sky Broadcasting Group PLC                    39,451             370,522
Brixton PLC                                            8,959              76,663
BT Group PLC                                         267,812           1,034,059
Bunzl PLC                                              8,669             102,980
Burberry Group PLC                                    16,096             129,757
Cadbury Schweppes PLC                                 65,986             656,463
Capita Group PLC                                      21,885             174,902
Carnival PLC                                           5,579             274,603
Cattles PLC                                            7,108              45,525
Centrica PLC                                         112,632             551,445
Close Brothers Group PLC                               3,570              66,220
Cobham PLC                                            40,202             131,452
Compass Group PLC                                     71,318             283,121
Cookson Group PLC *                                    4,273              38,423
Corus Group PLC                                      147,857             226,301
Daily Mail and General Trust PLC                       7,669              92,568
Davis Service Group PLC                                2,830              24,524
De La Rue PLC                                          2,758              26,766
Diageo PLC                                            91,274           1,439,055
Dixons Group PLC                                      50,213             161,129
E D & F Manitoba Treasury Management PLC               9,565             410,076
Electrocomponents PLC                                  9,142              44,521
EMAP PLC                                               6,529             100,043
EMI Group PLC                                         20,147              88,653
Enterprise Inns PLC                                   11,480             190,082
First Choice Holidays PLC                              8,874              33,222
FirstGroup PLC                                        13,781             101,807
FKI PLC                                                9,686              21,226
Friends Provident Ethical Investment Trust PLC        63,163             229,050
Gallaher Group PLC                                    21,429             313,072
George Wimpey PLC                                     14,204             138,221
GKN PLC                                               25,268             146,125
GlaxoSmithKline PLC                                  184,283           4,823,743
Great Portland Estates PLC                             2,141              18,246
Group 4 Securicor PLC                                 40,825             134,377
GUS PLC                                               27,450             503,683
Hammerson PLC                                          9,146             197,249
Hanson PLC                                            24,117             316,269
Hays PLC                                              43,281             122,136
HBOS PLC                                             121,666           2,033,551
Hilton Group PLC                                      52,071             352,296

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
HMV Group PLC                                          7,523   $          22,342
HSBC Holdings PLC                                    357,278           5,996,467
ICAP PLC                                              13,969             108,723
IMI PLC                                               11,927             117,411
Imperial Chemical Industries PLC                      39,837             239,732
Imperial Tobacco Group PLC                            22,018             653,693
Inchcape PLC                                           2,694             122,152
InterContinental Hotels Group PLC                     14,893             243,874
International Power PLC                               49,366             242,984
Intertek Group PLC                                     2,967              42,444
Invensys PLC *                                       207,115              82,852
iSOFT Group PLC                                        4,322              11,012
ITV PLC                                              135,126             280,259
J Sainsbury PLC                                       45,195             261,363
Johnson Matthey PLC                                    6,516             158,208
Kesa Electricals PLC                                  18,612             100,997
Kingfisher PLC                                        76,799             319,907
Land Securities Group PLC                             15,098             506,278
Legal & General Group PLC                            209,299             516,914
Liberty International PLC                              7,050             144,320
Lloyds TSB Group PLC                                 177,677           1,701,183
Logicacmg PLC                                         38,271             130,297
London Stock Exchange PLC                              7,424             136,353
Marks & Spencer Group, PLC                            53,265             515,548
Meggitt PLC                                           14,922              90,317
MFI Furniture Group PLC (a)                           10,222              19,068
Misys PLC                                              9,339              36,465
Mitchells & Butler PLC                                14,510             120,757
National Express Group PLC                             4,797              78,843
National Grid PLC ADR                                 85,613             852,467
Next Group PLC                                         7,717             221,460
Old Mutual PLC                                       172,276             603,009
Pearson PLC                                           26,192             363,525
Persimmon PLC                                          8,288             191,430
Pilkington PLC                                        35,579             100,247
Premier Farnell PLC                                    8,655              32,063
Provident Financial PLC                                9,292             114,178
Prudential Corp. PLC                                  75,585             877,504
Punch Taverns PLC                                      8,898             130,384
Rank Group PLC                                        22,154              86,888
Reckitt Benckiser PLC                                 18,958             668,028
Reed Elsevier PLC                                     41,123             394,808
Rentokil Initial PLC                                  61,395             166,579
Reuters Group PLC                                     43,385             299,189
Rexam PLC                                             18,161             176,095
Rio Tinto PLC                                         33,955           1,725,625
Rolls-Royce Group PLC - B Shares *                 2,729,543               4,747
Rolls-Royce Group PLC *                               50,735             404,143
Royal & Sun Alliance PLC                              87,243             209,018
Royal Bank of Scotland Group PLC                     100,756           3,282,246
SAB Miller PLC                                        28,612             565,313
Schroders PLC                                          2,794              57,779
Scottish & Newcastle PLC                              25,339   $         229,169
Scottish & Southern Energy PLC                        27,456             540,563
Scottish Power PLC                                    59,316             600,423
Serco Group PLC                                       16,073              88,058
Severn Trent PLC                                      11,584             225,047
Signet Group PLC                                      44,455              84,664
Slough Estates PLC                                    12,395             143,792
Smith & Nephew PLC                                    30,848             274,164
Smiths Group PLC                                      18,351             313,744
SSL International PLC                                  3,164              17,706
Stagecoach Group PLC                                  34,597              69,199
Tate & Lyle PLC                                       14,370             142,710
Taylor Woodrow PLC                                    20,466             143,806
Telent PLC *                                           1,099               9,644
Tesco PLC                                            249,259           1,430,629
The Sage Group PLC                                    42,157             201,818
Tomkins PLC                                           25,828             151,048
Travis Perkins PLC                                     3,934             114,197
Trinity Mirror PLC                                    10,422             103,321
Unilever PLC                                          87,122             892,494
United Business Media PLC                             10,133             127,861
United Utilities PLC                                  28,220             338,418
Vodafone Group PLC                                 1,958,329           4,104,262
Whitbread PLC                                          8,459             174,488
William Hill PLC                                      10,025             104,529
Wolseley PLC                                          19,023             467,833
WPP Group PLC                                         38,419             461,394
Yell Group PLC                                        21,120             200,011
Yorkshire Water PLC                                   12,377             169,738
                                                               -----------------
                                                                      76,039,534
UNITED STATES - 3.20%
iShares FTSE/Xinhua China 25 Index
   Fund *                                             38,147           2,833,559
iShares MSCI Brazil Index Fund (a)                    63,805           2,549,010
iShares MSCI Malaysia Index Fund                     217,178           1,622,319
iShares MSCI South Korea Index Fund (a)              162,740           7,591,821
Molson Coors Brewing Co., B Shares                         1                  69
                                                               -----------------
                                                                      14,596,778
VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de
   Venezuela, ADR (a)                                  1,747              37,001
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $346,893,803)                        $     430,231,343
                                                               -----------------
PREFERRED STOCKS - 0.47%
BRAZIL - 0.30%
Aracruz Celulose SA *                                  3,300              17,313
Banco Bradesco SA                                      4,100             146,245
Banco Itau Holding Financeira SA *                    10,922             321,679
Brasil Telecom Participacoes SA *                  1,900,000              13,605
Caemi Mineracao e Metalurgica SA                      31,000              54,639
Centrais Eletricas Brasileiras SA *                1,200,000              26,480

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
PREFERRED STOCKS (CONTINUED)
BRAZIL (CONTINUED)
Cia Brasileira de Distribuicao Grupo Pao
   de Acucar                                         310,000   $          12,899
Cia de Bebidas das Americas                           80,000              34,091
Cia de Gas de Sao Paulo                               60,000               8,394
Cia de Tecidos do Norte de Minas -
   Coteminas                                          80,000               8,099
CIA Energetica Minas Gerais                          600,000              27,266
Cia Paranaense de Energia *                        2,100,000              20,961
Cia Vale do Rio Doce *                                 2,800             120,492
Duratex SA *                                             700              13,530
Eletropaulo Metropolitana de Sao Paulo
   SA *                                              210,000              10,002
Embratel Participacoes SA *                        5,000,000              11,045
Empresa Brasileira de Aeronautica SA *                 3,400              31,215
Gerdau SA                                              1,300              29,075
Gol Linhas Aereas Inteligentes SA                      1,000              26,714
Klabin SA, ADR                                        12,000              25,237
Lojas Americanas SA                                  800,000              33,690
Petroleo Brasileiro SA *                              10,600             210,439
Sadia SA, ADR                                          9,000              24,022
Tele Norte Leste Participacoes SA *                    1,900              31,538
Telemig Celular Participacoes SA                   5,100,000              12,204
Telesp Celular Participacoes SA *                      1,800               7,646
Tim Participacoes SA                              11,800,000              43,442
Usinas Siderurgicas de Minas Gerais SA                 1,100              40,624
Votorantim Celulose e Papel SA                           800              12,889
Weg SA                                                 3,700              13,639
                                                               -----------------
                                                                       1,389,114
GERMANY - 0.17%
Henkel KGaA-Vorzug, Non Voting                         1,902             222,715
Porsche AG, Non Voting                                   252             241,643
RWE AG, Non Voting                                     1,307             102,246
Volkswagen AG, Non Voting                              3,385             186,084
                                                               -----------------
                                                                         752,688
SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd.                        356               2,545
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $1,597,983)                       $       2,144,347
                                                               -----------------
RIGHTS - 0.00%
THAILAND - 0.00%
True Corp., Public Company, Ltd., RTS
   (Expiration Date 04/27/2008)                       23,152                   0
RIGHTS - 0.00%
FRANCE - 0.00%
Vinci SA (Expiration Date 04/12/2006)                  5,351              11,496
                                           -----------------   -----------------
TOTAL RIGHTS (Cost $0)                                         $          11,496
                                                               -----------------
SHORT TERM INVESTMENTS - 21.81%
AIM Short-Term Investment Trust,
   STIC Prime Portfolio, Institutional
   Class                                   $      13,354,135   $      13,354,135
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      86,042,645   $      86,042,645
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $99,396,780)                                          $      99,396,780
                                                               -----------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY
   INDEX TRUST B)
   (COST $447,888,566) - 116.66%                               $     531,783,966
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.66)%                     (75,952,095)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     455,831,871
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Banking                                                                   14.10%
Insurance                                                                  4.93%
Telecommunications Equipment & Services                                    4.92%
Financial Services                                                         4.34%
International Oil                                                          4.05%

INTERNATIONAL OPPORTUNITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.05%
AUSTRALIA - 1.40%
CSL, Ltd. (a)                                        150,152   $       5,884,019
AUSTRIA - 1.97%
Erste Bank der Oesterreichischen
   Sparkassen AG - New *                              32,662           1,903,363
Erste Bank der Oesterreichischen
   Sparkassen AG                                     108,287           6,395,810
                                                               -----------------
                                                                       8,299,173
BERMUDA - 2.64%
Esprit Holdings, Ltd.                                668,500           5,203,307
Shangri-La Asia, Ltd.                              3,679,222           5,926,620
                                                               -----------------
                                                                      11,129,927
BRAZIL - 3.29%
Gafisa SA *                                          196,831           2,099,651
Petroleo Brasileiro SA, ADR (a)                       70,775           6,134,069
Unibanco - Uniao De Bancos Brasileiros
   SA,
   ADR (a)                                            76,149           5,628,173
                                                               -----------------
                                                                      13,861,893
CANADA - 8.58%
Canadian National Railway Company                    273,174          12,369,319
Shoppers Drug Mart Corp.                             300,311          11,442,503
Talisman Energy, Inc.                                231,952          12,331,273
                                                               -----------------
                                                                      36,143,095
CHINA - 0.97%
CNOOC, Ltd., ADR (a)                                  49,339           3,857,323
Shanghai Electric Group Company, Ltd. *              594,903             251,072
                                                               -----------------
                                                                       4,108,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FRANCE - 7.61%
JC Decaux SA (a)                                     155,356   $       4,210,793
LVMH Moet Hennessy SA (a)                             73,503           7,217,731
Vallourec                                             10,728          10,378,252
Veolia Environnement SA (a)                          184,220          10,247,873
                                                               -----------------
                                                                      32,054,649
GERMANY - 7.91%
Continental AG                                       152,492          16,815,861
Hypo Real Estate Holding AG                          184,654          12,679,204
Metro AG (a)                                          74,824           3,842,652
                                                               -----------------
                                                                      33,337,717
INDIA - 1.76%
ICICI Bank, Ltd., SADR (a)                           268,496           7,431,969
IRELAND - 0.98%
Anglo Irish Bank Corp. PLC                           251,622           4,153,694
JAPAN - 21.29%
Advantest Corp. (a)                                   35,700           4,262,913
Credit Saison Company, Ltd.                          123,624           6,849,587
Fanuc, Ltd.                                           45,562           4,393,527
LeoPalace21 Corp.                                    147,359           5,543,443
Marubeni Corp. (a)                                   820,000           4,299,077
Misawa Homes Holdings, Inc. *                         67,300           3,385,191
Mitsubishi UFJ Financial Group, Inc.                     621           9,513,596
Murata Manufacturing Company, Ltd. (a)                62,331           4,228,079
Nippon Electric Glass Company, Ltd.                  291,695           7,274,066
Sega Sammy Holdings, Inc. (a)                        200,889           8,172,683
Seiyu, Ltd. * (a)                                  2,462,000           6,579,582
Sumitomo Realty &
   Development Company, Ltd. (a)                     246,042           6,826,647
Toyota Motor Corp. (a)                               180,265           9,865,134
Yamada Denki Company, Ltd. (a)                        73,772           8,520,244
                                                               -----------------
                                                                      89,713,769
MEXICO - 8.84%
America Movil S.A. de C.V., Series L                 464,939          15,928,810
Cemex SA, ADR                                        264,412          17,260,816
Grupo Televisa SA, SADR                              203,980           4,059,202
                                                               -----------------
                                                                      37,248,828
NORWAY - 1.15%
Stolt Offshore SA * (a)                              309,133           4,861,992
SINGAPORE - 1.60%
CapitaLand, Ltd.                                   2,249,413           6,737,729
SOUTH KOREA - 1.92%
Samsung Electronics Company, Ltd., GDR                24,823           8,110,915
SWEDEN - 3.77%
Telefonaktiebolaget LM Ericsson, SADR
   (a)                                               420,921          15,877,140
SWITZERLAND - 12.78%
ABB, Ltd. *                                          844,009          10,658,234
Lonza Group AG (a)                                   149,050          10,223,481
Roche Holdings AG (a)                                 53,154           7,920,156
Syngenta AG *                                         74,525          10,480,927
UBS AG                                               132,498   $      14,565,473
                                                               -----------------
                                                                      53,848,271
UNITED KINGDOM - 7.59%
Carphone Warehouse                                   849,609           4,566,043
Diageo PLC                                           531,365           8,377,667
Enterprise Inns PLC                                  536,047           8,875,691
Reckitt Benckiser PLC                                288,238          10,156,710
                                                               -----------------
                                                                      31,976,111
                                                               -----------------
TOTAL COMMON STOCKS (Cost $335,461,974)                        $     404,779,286
                                                               -----------------
OPTIONS - 0.01%
SWITZERLAND - 0.01%
Syngenta AG
   Expiration 05/23/2006 at $178.43                   15,302              19,265
                                           -----------------   -----------------
TOTAL OPTIONS (Cost $16,920)                                   $          19,265
                                                               -----------------
SHORT TERM INVESTMENTS - 20.83%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      87,791,287   $      87,791,287
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $87,791,287)                                             $      87,791,287
                                                               -----------------
REPURCHASE AGREEMENTS - 3.92%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $16,513,747 on 04/03/2006,
   collateralized by $140,000 Federal
   Home Loan Mortgage Corp.,
   5.20% due 03/05/2019 (valued at
   $134,050, including interest) and
   $15,640,000 Federal Home Loan
   Mortgage Corp., 5.30% due
   11/17/2010 (valued at
   $15,859,586, including interest)
   and $150,000 Federal National
   Mortgage Association, 5.70% due
   03/27/2023 (valued at $142,688,
   including interest) and $715,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at $705,786,
   including interest) (c)                 $      16,509,000   $      16,509,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,509,000)                                          $      16,509,000
                                                               -----------------
TOTAL INVESTMENTS (INTERNATIONAL
   OPPORTUNITIES TRUST)
   (COST $439,779,181) - 120.81%                               $     509,098,838
                                                               -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (20.81)%                                                          (87,677,271)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     421,421,567
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Banking             11.77%
Real Estate          8.04%
Electronics          5.74%
Retail Trade         5.73%
International Oil    5.30%

INTERNATIONAL SMALL CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 87.68%
AUSTRALIA - 3.60%
Billabong International, Ltd. (a)                    493,618   $       5,375,145
Downer EDI, Ltd.                                   1,258,075           7,994,399
PaperlinX, Ltd. (a)                                3,111,713           8,404,203
Repco Corp. Ltd.                                   1,462,014           2,346,147
                                                               -----------------
                                                                      24,119,894
AUSTRIA - 0.72%
Wienerberger Baustoffindustrie AG                     95,210           4,795,985
BELGIUM - 0.94%
Barco NV (a)                                          73,355           6,272,748
BERMUDA - 4.91%
Axis Capital Holdings, Ltd.                           50,200           1,500,980
Giordano International, Ltd. (a)                  12,252,017           6,828,649
Ngai Lik Industrial Holding, Ltd.                 20,564,201           2,968,048
People's Food Holdings, Ltd. (a)                  13,964,370          11,148,335
Texwinca Holdings, Ltd.                            7,397,324           5,624,290
Yue Yuen Industrial Holdings, Ltd. (a)             1,621,500           4,774,680
                                                               -----------------
                                                                      32,844,982
BRAZIL - 1.25%
Aracruz Celulose SA, ADR (a)                         100,850           5,338,999
Companhia de Saneamento de Minas
   Gerais *                                          275,500           3,055,476
                                                               -----------------
                                                                       8,394,475
CANADA - 9.77%
CAE, Inc.                                          1,387,174          10,915,702
Domtar, Inc.                                         833,390           5,929,313
Dorel Industries, Inc *                               67,300           1,846,048
Legacy Hotels Real Estate Investment,
   REIT                                              971,791           6,955,645
Linamar Corp.                                        464,357           5,771,624
MDS, Inc.                                            503,359           9,069,609
North West Company                                   333,453          11,247,536
Open Text Corp. *                                    490,902           8,049,850
Quebecor World, Inc.                                 569,859           5,597,964
                                                               -----------------
                                                                      65,383,291
CAYMAN ISLANDS - 0.54%
TCL Communication Technology Holdings,
   Ltd. *                                         88,019,008           3,629,673
CHINA - 0.42%
BYD Company, Ltd., H Shares (a)                    1,345,246           2,782,389
DENMARK - 2.19%
Vestas Wind Systems AS (a)                           587,115          14,659,491
FINLAND - 3.38%
Amer Group Oyj (a)                                   442,872           9,052,477
Huhtamaki Oyj (a)                                    395,560   $       7,490,039
KCI Konecranes Oyj                                   161,988           2,792,018
Metso Oyj (a)                                         85,523           3,306,279
                                                               -----------------
                                                                      22,640,813
GERMANY - 2.38%
Jenoptik AG *                                        860,149           7,861,687
Vossloh AG                                           158,410           8,102,597
                                                               -----------------
                                                                      15,964,284
HONG KONG - 7.41%
Asia Satellite Telecom Holdings                      768,378           1,391,209
China Oilfield Services Ltd., H
   shares (a)                                     12,384,648           6,264,183
China Pharmaceutical Group, Ltd. *                15,436,705           2,645,741
China Resource Power Holdings, Ltd.                7,300,559           5,315,519
Chitaly Holdings, Ltd.                               446,000             221,277
Dah Sing Financial Group (a)                         747,272           5,883,842
Fountain Set Holdings, Ltd.                       12,955,998           5,718,374
Hopewell Holdings, Ltd. (a)                        1,195,643           3,466,771
Hung Hing Printing                                 1,313,524             833,653
Lerado Group Holdings                             13,967,612             890,981
TCL International Holdings, Ltd. (a)              33,796,611           5,269,866
Techtronic Industries Company, Ltd. (a)              943,043           1,695,301
Travelsky Technology, Ltd.                         4,318,867           4,591,608
Weiqiao Textile Company, Ltd. * (a)                3,567,699           5,402,156
                                                               -----------------
                                                                      49,590,481
INDONESIA - 0.83%
Astra International Tbk PT                         3,020,000           3,738,858
PT Indonesian Satellite Corp.                      3,209,632           1,819,038
                                                               -----------------
                                                                       5,557,896
ISRAEL - 0.43%
Orbotech, Ltd. ADR *                                 116,624           2,872,449
JAPAN - 4.74%
Meitec Corp. (a)                                     256,859           8,460,312
Nichii Gakkan Company, Ltd. (a)                      314,700           7,312,064
Sohgo Security Services Company,
   Ltd. (a)                                          707,586          11,364,014
Tokyo Individualized Educational
   Institute, Inc.                                   370,803           4,594,997
                                                               -----------------
                                                                      31,731,387
LUXEMBOURG - 0.52%
Thiel Logistik AG *                                  816,376           3,507,847
NETHERLANDS - 7.81%
Aalberts Industries NV                               127,533           9,419,552
Draka Holdings * (a)                                 466,103           8,769,215
IHC Caland NV                                         48,858           4,907,393
Imtech NV (a)                                        119,001           6,095,512
Oce-Van Der Grinten NV                                46,961             853,309
OPG Groep NV                                         132,623          11,936,503
Pyaterochka Holding NV, GDR-USD *                    128,916           2,101,331
Pyaterochka Holding NV-GBP *                          15,718             256,203
Vedior NV (a)                                        404,580           7,940,750
                                                               -----------------
                                                                      52,279,768

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
NORWAY - 0.78%
Prosafe ASA (a)                                       99,501   $       5,203,789
SINGAPORE - 2.34%
Bio-Treat Technology, Ltd.                         4,140,000           3,100,164
Huan Hsin Holdings, Ltd.                           2,450,627             849,306
Osim International (a)                             3,527,198           4,256,606
Venture Corp., Ltd.                                  939,000           7,438,314
                                                               -----------------
                                                                      15,644,390
SOUTH KOREA - 5.00%
Daeduck Electronics Company, Ltd.                    485,570           4,632,567
Daegu Bank                                           551,230          10,296,737
Halla Climate Control                                788,730           7,524,857
Pusan Bank                                           636,980           9,309,027
Sindo Ricoh Company. Ltd.                             36,380           1,649,296
Youngone Corp.                                        13,859              56,055
                                                               -----------------
                                                                      33,468,539
SPAIN - 0.42%
Sol Melia SA (a)                                     180,239           2,800,308
SWEDEN - 1.90%
D. Carnegie & Company AB (a)                         601,655          12,701,885
SWITZERLAND - 3.90%
Gurit Heberlein                                        4,384           4,711,626
Kuoni Reisen Holding AG, Series B *                    8,041           4,172,814
SIG Holding AG, REG (a)                               15,020           3,205,435
Verwaltungs-und Privat-Bank AG                        50,574          10,793,054
Vontobel Holdings AG                                  83,432           3,221,610
                                                               -----------------
                                                                      26,104,539
TAIWAN - 5.62%
Acbel Polytech, Inc.                               6,588,555           3,065,058
D-Link Corp.                                      10,115,200          10,673,494
Fu Sheng Industrial Company, Ltd.                  5,202,400           6,130,653
Giant Manufacturing Company, Ltd.                    985,000           1,802,579
KYE System Corp.                                   3,436,383           2,937,894
Pihsiang Machinery Manufacturing Company
   Ltd. *                                            256,000             540,259
Taiwan Fu Hsing                                    2,794,310           3,017,409
Taiwan Green Point Enterprises                     2,613,000           7,953,676
Test-Rite International Co.                        2,245,000           1,525,093
                                                               -----------------
                                                                      37,646,115
THAILAND - 3.23%
BEC World, Public Company, Ltd.                    8,301,402           2,692,000
Glow Energy PCL                                   11,123,730           8,445,503
Total Access Communication PCL *                   2,667,740          10,510,896
                                                               -----------------
                                                                      21,648,399
UNITED KINGDOM - 10.84%
Avis Europe PLC *                                  1,373,321           1,701,842
Bodycote International                             2,377,898          11,414,704
Burberry Group PLC                                   627,900           5,061,772
Cambridge Antibody Technology Group
   PLC * (a)                                         566,267           7,652,523
DS Smith PLC                                       2,003,163           6,288,627
DX Services PLC                                    1,834,058          10,606,378
Electrocomponents PLC                                249,911   $       1,217,043
Game Group PLC                                     8,467,235          11,965,404
Homeserve PLC                                         81,938           2,066,406
iSOFT Group PLC                                       96,800             246,647
John Wood Group PLC                                1,332,713           5,864,345
Yule Catto & Company PLC                           1,700,815           8,475,085
                                                               -----------------
                                                                      72,560,776
UNITED STATES - 1.81%
GSI Group, Inc. *                                    583,548           6,448,205
Steiner Leisure, Ltd. *                              139,564           5,652,342
                                                               -----------------
                                                                      12,100,547
                                                               -----------------
TOTAL COMMON STOCKS (Cost $455,650,448)                        $     586,907,140
                                                               -----------------
PREFERRED STOCKS - 0.66%
GERMANY - 0.66%
Hugo Boss AG                                         105,211           4,437,753
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $1,526,086)                       $       4,437,753
                                                               -----------------
SHORT TERM INVESTMENTS - 13.31%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      89,102,950   $      89,102,950
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $89,102,950)                                          $      89,102,950
                                                               -----------------
REPURCHASE AGREEMENTS - 10.07%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $67,436,382 on 04/03/2006,
   collateralized by $69,665,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at
   $68,767,227, including interest) (c)    $      67,417,000   $      67,417,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $67,417,000)                                          $      67,417,000
                                                               -----------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL
   CAP TRUST) (COST $613,696,484) -
   111.72%                                                     $     747,864,843
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (11.72)%                                                          (78,437,304)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     669,427,539
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Electrical Equipment   5.57%
Apparel & Textiles     4.73%
Banking                4.54%
Business Services      4.15%
Paper                  4.00%

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 93.57%
AUSTRALIA - 2.23%
Amcor, Ltd.                                          202,929   $       1,075,800
Australia and New Zealand Bank Group,
   Ltd.                                              122,231           2,320,507
BHP Billiton, Ltd.                                    95,213           1,909,897
Commonwealth Bank of Australia, Ltd.                  56,427           1,831,221
Foster's Group, Ltd.                                 231,357             880,102
Macquarie Bank, Ltd. (a)                              14,473             670,632
Mirvac Group, Ltd.                                   366,861           1,116,982
National Australia Bank, Ltd.                         99,010           2,674,090
Qantas Airways, Ltd., ADR                            292,304             741,299
Rinker Group, Ltd.                                    80,246           1,141,142
Rio Tinto, Ltd. (a)                                   18,591           1,050,171
Santos, Ltd.                                         123,117           1,003,728
Stockland Company, Ltd.                              107,998             519,925
Telstra Corp., Ltd.                                  894,988           2,397,974
Woodside Petroleum, Ltd.                              42,075           1,370,882
Woolworths, Ltd.                                     146,852           1,981,006
                                                               -----------------
                                                                      22,685,358
AUSTRIA - 0.73%
Bohler Uddeholm AG                                     2,939             606,451
OMV AG                                                53,046           3,554,175
Telekom Austria AG (a)                                65,310           1,541,865
Voestalpine AG (a)                                    12,543           1,757,843
                                                               -----------------
                                                                       7,460,334
BELGIUM - 0.91%
Colruyt SA                                             2,542             381,365
Delhaize Group                                        14,455           1,038,693
Dexia (a)                                             93,057           2,410,408
Fortis Group SA                                      109,127           3,904,872
UCB SA                                                30,134           1,485,012
                                                               -----------------
                                                                       9,220,350
BERMUDA - 0.10%
Frontline, Ltd. (a)                                   10,087             336,547
Noble Group, Ltd.                                    159,639             121,519
Ship Finance International, Ltd.                         504               8,548
Yue Yuen Industrial Holdings, Ltd. (a)               190,782             561,778
                                                               -----------------
                                                                       1,028,392
CANADA - 2.26%
BCE, Inc. (a)                                         35,109             846,577
Canadian Imperial Bank of Commerce (a)                43,030           3,172,107
Canadian Natural Resources, Ltd.                     122,863           6,835,084
EnCana Corp. - CAD                                    37,503           1,752,026
Magna International, Inc. (a)                         10,000             754,757
National Bank of Canada (a)                           26,735           1,463,481
Nexen, Inc.                                           30,061           1,656,885
Petro-Canada                                          96,933           4,601,534
Royal Bank of Canada (a)                              45,526           1,921,177
                                                               -----------------
                                                                      23,003,628
DENMARK - 0.47%
A P Moller- Maersk AS, Class A (a)                       129           1,097,435
A P Moller- Maersk AS, Class B (a)                       154           1,325,146
Danske Bank AS (a)                                    27,481   $       1,021,424
DSV AS (a)                                             5,322             709,865
H. Lundbeck AS (a)                                    26,845             589,501
                                                               -----------------
                                                                       4,743,371
FINLAND - 3.14%
Fortum Corp. Oyj                                     164,411           4,154,882
Kesko Oyj (a)                                         41,333           1,291,877
Kone Corp. Oyj (a)                                    15,092             622,285
Metra Oyj, B Shares                                   24,463             908,612
Metso Oyj (a)                                         58,983           2,280,255
Nokia AB - Oyj (a)                                   551,865          11,441,101
OKO Bank - A (a)                                      25,000             406,016
Outokumpu Oyj (a)                                     79,796           1,614,596
Rautaruukki Oyj                                       91,091           3,370,059
Sampo Oyj, A Shares                                  198,742           4,190,218
YIT Oyj (a)                                           60,484           1,643,039
                                                               -----------------
                                                                      31,922,940
FRANCE - 8.52%
Alstom RGPT *                                         30,983           2,602,416
Assurances Generales de France (a)                     4,369             528,188
AXA Group (a)                                         59,804           2,102,209
BNP Paribas SA (a)                                   162,497          15,118,358
Business Objects SA * (a)                             22,000             804,312
Caisse Nationale du Credit Agricole                   28,212           1,099,566
Cap Gemini SA * (a)                                   11,591             632,549
Carrefour SA (a)                                      49,709           2,648,785
Casino Guich Perrachon SA (a)                         18,847           1,319,973
Christian Dior SA                                      4,442             444,006
Compagnie De Saint Gobain SA (a)                      34,310           2,400,862
Compagnie Generale des Etablissements
   Michelin, Class B (a)                              18,755           1,180,356
L'Oreal SA (a)                                        23,124           2,040,537
LVMH Moet Hennessy SA (a)                             25,209           2,475,433
Neopost SA (a)                                         3,634             395,662
Peugeot SA (a)                                        79,699           5,030,409
Pinault-Printemps-Redoute SA (a)                       5,957             720,530
Publicis Groupe SA (a)                                23,033             900,230
Renault Regie Nationale SA (a)                        69,181           7,368,534
Sanofi-Aventis (a)                                    31,786           3,028,675
Schneider Electric SA (a)                             15,074           1,630,247
Societe Generale                                      29,250           4,406,003
Total SA (a)                                          96,401          25,473,409
Vallourec (a)                                          1,593           1,541,066
Zodiac SA (a)                                         10,246             665,980
                                                               -----------------
                                                                      86,558,295
GERMANY - 7.75%
Adidas-Salomon AG (a)                                  4,597             910,574
Allianz AG                                            28,915           4,835,668
Altana AG (a)                                         31,690           1,967,116
Bayerische Motoren Werke (BMW) AG                    103,799           5,726,301
Bilfinger Berger AG                                    7,943             521,590

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
Commerzbank AG                                        85,019   $       3,393,086
DaimlerChrysler AG                                    90,197           5,189,405
Deutsche Bank AG                                      53,257           6,092,635
Deutsche Boerse AG                                    26,657           3,850,396
Deutsche Postbank AG (a)                               9,528             692,517
E.ON AG                                               63,459           6,994,779
Fresenius AG                                           8,119           1,458,517
Hochtief AG (a)                                       28,037           1,588,581
Karstadt Quelle AG (a)                                47,733           1,124,583
MAN AG (a)                                            21,842           1,518,332
Merck & Company AG                                    12,470           1,187,123
Muenchener Rueckversicherungs-
   Gesellschaft AG (a)                                38,010           5,397,975
RWE AG (a)                                            15,196           1,324,713
Salzgitter AG                                         24,630           1,816,175
SAP AG                                                11,080           2,407,488
Schering AG (a)                                       36,455           3,796,128
Suedzucker AG                                         51,184           1,326,414
Thyssen Krupp AG                                     199,185           5,761,397
Tui AG (a)                                           110,569           2,174,180
Volkswagen AG (a)                                    101,615           7,685,333
                                                               -----------------
                                                                      78,741,006
GREECE - 0.36%
Bank of Piraeus SA                                    43,750           1,327,594
Coca Cola Hell Bottling                               11,260             350,432
Hellenic Telecommunications Organization
   SA *                                               37,560             831,567
National Bank Of Greece SA                            25,200           1,186,805
                                                               -----------------
                                                                       3,696,398
HONG KONG - 0.46%
Cheung Kong Holdings, Ltd.                           138,989           1,471,394
CLP Holdings, Ltd.                                   246,596           1,437,956
Hong Kong Electric Holdings, Ltd.                    311,146           1,461,514
Sino Land Company, Ltd. (a)                          223,971             323,259
                                                               -----------------
                                                                       4,694,123
IRELAND - 0.71%
Bank of Ireland                                       25,177             469,094
CRH PLC                                               85,507           2,989,106
DCC PLC                                               24,982             582,204
Depfa Bank PLC                                       135,424           2,416,351
Kerry Group PLC                                       32,884             791,107
                                                               -----------------
                                                                       7,247,862
ITALY - 2.93%
Banca Intesa SpA - Non convertible (a)               173,146             981,469
Banca Monte dei Paschi Siena SpA (a)                 362,496           2,043,789
Banca Naz Del Lavoro SpA *                           154,836             548,784
Banca Popolare di Milano SpA                          57,489             679,659
Benetton Group SpA                                    44,477             665,110
Eni SpA (a)                                          667,485          19,023,337
ERG SpA                                               33,239             871,463
Fiat SpA * (a)                                       160,565           2,026,895
Impregilo SpA *                                      124,693             542,220
Italcementi SpA                                       48,474   $         806,077
San Paolo-IMI SpA                                     85,344           1,530,032
                                                               -----------------
                                                                      29,718,835
JAPAN - 26.00%
Aderans Company, Ltd. (a)                             21,635             637,109
AEON Company, Ltd.                                    77,411           1,881,003
Aioi Insurance Company, Ltd. *                        92,924             688,062
Alps Electric Company (a)                             47,654             769,391
Amada Company, Ltd.                                   94,513           1,032,850
Astellas Pharmaceuticals, Inc.                        18,426             701,002
Chiyoda Corp. * (a)                                   54,008           1,259,474
Chubu Electric Power Company, Inc.                   152,201           3,821,379
Cosmo Oil Company Ltd.                               123,000             645,908
Daido Steel Company, Ltd.                            142,960           1,453,995
Daiei Inc. * (a)                                      58,092           1,868,912
Daiichi Sankyo Company, Ltd. * (a)                    73,069           1,669,775
Daikyo, Inc. * (a)                                   279,112           1,610,604
Dainippon Screen Manufacturing Company,
   Ltd. (a)                                          110,397           1,171,667
Daito Trust Construction Company, Ltd.                 3,285             171,666
Daiwa Securities Group, Inc. (a)                     174,000           2,338,363
E Trade Securities Corp.                                 293             675,799
Eisai Company, Ltd. (a)                               49,420           2,157,748
Fanuc, Ltd.                                           26,186           2,525,106
Fuji Heavy Industries Ltd. * (a)                     307,884           1,813,317
Haseko Corp. * (a)                                   812,653           3,070,922
Hirose Electric Company, Ltd.                          5,878             827,958
Hitachi Chemical, Ltd.                                24,463             703,732
Hokkaido Electric Power Company, Inc.                 40,301             866,080
Honda Motor Company, Ltd. (a)                        266,794          16,553,285
Hoya Corp.                                            77,776           3,144,270
Ibiden Company, Ltd. (a)                              41,964           2,125,076
Inpex Corp.                                              107             907,945
Isetan Company, Ltd.                                  53,097           1,159,146
Ishikawajima Harima Heavy Industries
   Company, Ltd. * (a)                               408,231           1,295,971
Isuzu Motors, Ltd. * (a)                             569,458           2,103,449
Itochu Corp. (a)                                     530,953           4,568,650
Japan Tobacco, Inc.                                      280             986,595
JGC Corp. (a)                                         51,625           1,017,166
JSR Corp.                                             32,961             981,859
Kansai Electric Power Company, Ltd. (a)               94,300           2,098,766
Kao Corp. (a)                                         79,950           2,109,409
Kawasaki Heavy Industries, Ltd. (a)                  472,562           1,661,076
Keisei Electric Railway Company,
   Ltd. (a)                                           90,542             625,730
Kenedix, Inc.                                            242           1,283,169
KK DaVinci Advisors *                                    524             713,562
Kobe Steel Company, Ltd.                             651,256           2,477,650
Komatsu, Ltd. (a)                                    208,051           3,975,271
Konami Corp. (a)                                      43,977           1,109,765
Kubota Corp.                                          50,000             540,449
Kyushu Electric Power (a)                             86,120           1,946,028

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
LeoPalace21 Corp.                                     48,210   $       1,813,594
Marubeni Corp. (a)                                   489,176           2,564,640
Marui Company, Ltd.                                   56,190           1,111,892
Matsushita Electric Industrial Company,
   Ltd. (a)                                           87,979           1,958,084
Mazda Motor Corp. (a)                                391,512           2,382,494
Mediceo Holdings Company, Ltd.                        30,000             486,148
Mitsubishi Corp.                                     364,405           8,311,889
Mitsubishi Estate Company, Ltd.                       97,596           2,317,484
Mitsubishi Heavy Industries, Ltd.                    343,000           1,634,793
Mitsubishi Materials Corp. (a)                       295,870           1,583,916
Mitsubishi Motors Corp. * (a)                        724,812           1,536,050
Mitsubishi Rayon Company, Ltd. (a)                   154,080           1,264,165
Mitsubishi UFJ Financial Group, Inc.                     390           5,974,722
Mitsui & Company, Ltd. (a)                           214,440           3,106,318
Mitsui Sumitomo Insurance Company, Ltd.               61,950             844,138
Mitsui Trust Holdings, Inc.                          302,447           4,430,072
Mizuho Financial Group, Inc.                             562           4,606,205
NGK Insulators, Ltd.                                  23,831             350,686
NGK Spark Plug Company, Ltd.                          39,000             911,145
Nikko Cordial Corp.                                   63,000           1,045,576
Nikon Corp. (a)                                       58,773           1,055,458
Nintendo Company, Ltd.                                 6,100             913,741
Nippon Electric Glass Company, Ltd.                   31,769             792,231
Nippon Mining Holdings, Inc.                         105,632             892,741
Nippon Telegraph & Telephone Corp.                       873           3,752,202
Nippon Yusen Kabushiki Kaisha (a)                    116,000             709,851
Nippon Zeon Company                                   63,538             820,892
Nissan Chemical Industries, Ltd. (a)                  72,008           1,224,495
Nissan Motor Company, Ltd. (a)                       891,700          10,609,784
Nitto Denko Corp.                                     29,501           2,508,319
Nomura Research Institute, Ltd.                        8,766           1,076,585
Nomura Securities Company, Ltd. (a)                   77,100           1,722,520
NTT Data Corp. (a)                                       192             924,907
NTT DoCoMo, Inc.                                       1,119           1,657,143
Orient Corp. (a)                                     231,000             880,786
Orix Corp. (a)                                        17,473           5,450,321
Osaka Gas Company, Ltd. (a)                          606,880           2,210,687
Resona Holdings, Inc. * (a)                            1,744           6,011,490
Ricoh Company, Ltd.                                  118,000           2,309,886
SBI Holdings, Inc. (a)                                 1,374             778,828
Secom Company, Ltd.                                   27,798           1,424,265
Seven & I Holdings Company, Ltd.                      25,000             991,532
Shimamura Company, Ltd.                                3,900             454,411
Shimizu Corp.                                        153,285           1,118,050
Shinko Electric Industries Company, Ltd.              39,333           1,191,757
Shinko Securities Company, Ltd. (a)                  159,000             883,672
Showa Shell Sekiyu K.K. (a)                           45,800             520,778
SMC Corp.                                              9,404           1,467,887
SOFTBANK Corp. (a)                                    74,300           2,181,667
Sojitz Holdings Corp. * (a)                           60,300             357,196
Sumitomo Corp.                                       200,404           2,858,650
Sumitomo Heavy Industries, Ltd.                      149,314           1,437,288
Sumitomo Light Metal Industries, Ltd.              1,035,666   $       4,451,350
Sumitomo Metal Mining Company, Ltd.                   60,000             838,504
Sumitomo Mitsui Financial Group, Inc.                     64             708,115
Sumitomo Trust & Banking Company, Ltd.               171,552           1,988,628
TAIHEIYO CEMENT Corp. (a)                            241,903           1,171,478
Taisho Pharmaceuticals Company, Ltd.                  37,210             750,566
Takashimaya Company, Ltd. (a)                         55,564             848,392
Takeda Pharmaceutical Company, Ltd. (a)              351,111          20,051,532
The Japan Steel Works, Ltd.                           86,000             587,753
THK Company, Ltd.                                     28,592             919,850
Tohoku Electric Power Company, Ltd. (a)               80,600           1,745,836
Tokuyama Corp. (a)                                    65,921           1,119,863
Tokyo Electric Power Company, Ltd. (a)                60,361           1,507,805
Tokyo Gas Company, Ltd. (a)                          425,603           1,865,488
Tokyo Seimitsu Company, Ltd.                          13,899             831,610
Tokyu Land Corp.                                     167,484           1,499,580
TonenGeneral Sekiyu K.K. (a)                         128,867           1,313,951
Toyo Tire & Rubber Company, Ltd.                      84,188             369,010
Toyota Motor Corp.                                   277,500          15,186,391
Ube Industries, Ltd.                                 313,718             926,509
UFJ NICOS Company, Ltd. (a)                          142,452           1,509,449
Urban Corp. *                                         90,509           1,446,665
Yakult Honsha Company, Ltd. (a)                       36,556             878,937
Yamada Denki Company, Ltd.                            21,680           2,503,916
Yamaha Corp.                                          48,990             867,264
Yaskawa Electric Corp.                                97,304           1,100,617
                                                               -----------------
                                                                     264,159,199
LUXEMBOURG - 0.42%
Arcelor SA (a)                                       108,521           4,284,942
NETHERLANDS - 8.11%
ABN AMRO Holdings NV                                 613,871          18,434,184
Aegon NV                                             415,398           7,699,288
Akzo Nobel NV                                         37,329           1,984,122
Buhrmann NV                                           61,870           1,096,428
Corio NV                                               9,531             616,035
CSM NV                                                29,490             922,078
DSM NV (a)                                            34,787           1,591,018
Euronext NV                                            8,781             725,302
Heineken Holding NV                                   28,901             997,676
Heineken NV                                           65,508           2,490,366
ING Groep NV (a)                                     601,263          23,791,903
Koninklijke Ahold NV *                               206,578           1,627,331
Oce-Van Der Grinten NV                                40,496             735,836
Reed Elsevier NV (a)                                 103,341           1,483,900
Royal Dutch Shell PLC, A Shares                      376,532          11,800,631
Royal Dutch Shell PLC, B Shares                      135,874           4,423,893
Stork N.V.                                             8,499             474,953
TNT Post Group NV                                     25,495             884,122
Wereldhave NV                                          5,629             634,054
                                                                      82,413,120

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
NORWAY - 0.73%
Norsk Hydro ASA (a)                                   29,069   $       4,030,395
Orkla ASA (a)                                         20,015             993,278
Statoil ASA                                           64,182           1,852,280
Yara International ASA                                32,325             514,572
                                                               -----------------
                                                                       7,390,525
SINGAPORE - 1.17%
CapitaLand, Ltd. (a)                                 467,797           1,401,205
Cosco Corp. Singapore, Ltd. (a)                      821,400             625,257
DBS Group Holdings, Ltd.                             306,769           3,094,554
Keppel Corp., Ltd. (a)                               118,928           1,015,692
Keppel Land, Ltd. (a)                                256,462             784,059
Neptune Orient Lines, Ltd. (a)                       463,512             625,340
SembCorp Industries, Ltd. * (a)                      469,198           1,016,303
SembCorp Marine, Ltd. (a)                            201,733             355,812
Singapore Technologies Engineering,
   Ltd. (a)                                          318,317             610,690
Singapore Telecommunications, Ltd.                   584,422             958,454
StarHub Ltd.                                         541,710             727,488
United Overseas Bank, Ltd.                            64,332             621,085
                                                               -----------------
                                                                      11,835,939
SPAIN - 1.51%
Acciona SA (a)                                         5,684             886,897
ACS Actividades SA (a)                                28,195           1,097,192
Endesa SA                                             28,806             931,460
Fomento de Construcciones SA (a)                      13,185             977,842
Gas Natural SDG SA (a)                                33,169             961,824
Iberdrola SA                                         143,444           4,638,352
Repsol SA (a)                                        166,211           4,728,947
Sacyr Vallehermoso SA (a)                             32,722           1,116,075
                                                               -----------------
                                                                      15,338,589
SWEDEN - 0.69%
Atlas Copco AB, Series A * (a)                        45,600           1,285,540
Electrolux AB, Series B                               87,527           2,518,236
Svenska Cellulosa AB, Series B                        33,706           1,483,919
Tele2 AB, Series B * (a)                             146,080           1,730,037
                                                               -----------------
                                                                       7,017,732
SWITZERLAND - 4.53%
ABB, Ltd.                                            291,730           3,683,997
Compagnie Financiere Richemont AG,
   Series A (a)                                       28,322           1,358,865
Nestle SA                                             23,753           7,056,700
Roche Holdings AG                                    119,635          17,826,088
Serono AG, Series B                                    1,575           1,098,443
Swiss Life Holding * (a)                               5,560           1,165,225
Swiss Reinsurance Company AG (a)                      16,532           1,156,155
UBS AG                                                 7,451             819,087
Zurich Financial Services AG *                        50,234          11,809,897
                                                               -----------------
                                                                      45,974,457
UNITED KINGDOM - 19.84%
Alliance & Leicester PLC                              81,586           1,753,866
AMEC PLC                                              69,503             487,159
Anglo American PLC                                   147,451   $       5,688,158
Arriva PLC                                            63,802             683,006
AstraZeneca Group PLC                                412,491          20,805,341
Aviva PLC                                            237,235           3,298,827
BAE Systems PLC                                      144,469           1,057,210
Barclays PLC                                         232,310           2,721,246
Barratt Developments PLC                             171,745           3,163,315
BBA Group PLC                                        208,987           1,020,473
Berkeley Group Holdings PLC *                         39,235             808,638
BG Group PLC                                         373,073           4,668,603
BHP Billiton PLC                                      90,979           1,663,845
Boots Group PLC (a)                                  154,839           1,937,642
BP PLC                                               496,114           5,703,551
British American Tobacco Australasia,
   Ltd.                                              178,784           4,334,648
BT Group PLC                                       1,979,949           7,644,857
Cable & Wireless PLC                                 561,077           1,066,120
Cadbury Schweppes PLC                                304,187           3,026,210
Centrica PLC                                         960,455           4,702,381
Cobham PLC                                           466,728           1,526,104
Compass Group PLC                                    342,065           1,357,944
Dixons Group PLC                                     666,160           2,137,653
E D & F Manitoba Treasury Management PLC              23,170             993,357
Gallaher Group PLC                                   114,409           1,671,483
George Wimpey PLC                                    349,370           3,399,759
GlaxoSmithKline PLC                                1,136,110          29,738,513
GUS PLC                                              164,441           3,017,345
Hanson PLC                                           118,875           1,558,922
HBOS PLC                                             573,713           9,589,157
Hilton Group PLC                                     127,587             863,214
IMI PLC                                               74,896             737,288
Imperial Chemical Industries PLC                     246,287           1,482,108
Imperial Tobacco Group PLC                           206,314           6,125,261
J Sainsbury PLC                                      346,054           2,001,234
Johnson Matthey PLC                                   38,997             946,845
Kingfisher PLC                                       469,670           1,956,414
Lloyds TSB Group PLC                                 622,056           5,955,924
Marks & Spencer Group, PLC                           101,600             983,380
Next Group PLC                                        92,469           2,653,643
Northern Rock                                         44,953             925,705
Rank Group PLC                                       117,148             459,456
Rio Tinto PLC                                        316,877          16,103,983
Rolls-Royce Group PLC - B Shares *                 5,552,806               9,658
Rolls-Royce Group PLC *                              103,212             822,163
Royal & Sun Alliance PLC                             955,879           2,290,113
Royal Bank of Scotland Group PLC                     293,656           9,566,191
Scottish & Newcastle PLC                             139,942           1,265,651
Scottish & Southern Energy PLC                        75,033           1,477,274
Scottish Power PLC                                   269,598           2,728,990
Taylor Woodrow PLC                                   429,154           3,015,483
The Sage Group PLC                                   213,567           1,022,407
Tomkins PLC                                          208,436           1,218,982
United Utilities PLC                                  77,756             932,461

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Vodafone Group PLC                                 1,805,247   $       3,783,433
Wolseley PLC                                          39,632             974,670
                                                               -----------------
                                                                     201,527,264
                                                               -----------------
TOTAL COMMON STOCKS (Cost $777,138,237)                        $     950,662,659
                                                               -----------------
PREFERRED STOCKS - 0.46%
GERMANY - 0.31%
Fresenius Medical Care AG, Non-Voting (a)              6,303             716,859
Henkel KGaA-Vorzug, Non Voting (a)                     6,365             745,312
Volkswagen AG, Non Voting                             30,297           1,665,517
                                                               -----------------
                                                                       3,127,688
ITALY - 0.15%
Unipol SpA                                           542,757           1,523,471
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $3,666,767)                       $       4,651,159
                                                               -----------------
SHORT TERM INVESTMENTS - 23.19%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     231,357,377   $     231,357,377
United States Treasury Bills
   zero coupon due 08/24/2006                      4,300,000           4,222,372
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $235,579,058)                                            $     235,579,749
                                                               -----------------
REPURCHASE AGREEMENTS - 4.95%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $50,282,452 on 04/03/2006,
   collateralized by $52,455,000
   Federal National Mortgage
   Association, 4.125% due
   05/15/2010 (valued at
   $51,274,763, including interest) (c)    $      50,268,000   $      50,268,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $50,268,000)                                             $      50,268,000
                                                               -----------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK
   TRUST)
   (COST $1,066,652,062) - 122.17%                             $   1,241,161,567
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (22.17)%                                                       (225,240,013)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,015,921,554
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Banking                                                                    11.10%
Automobiles                                                                 8.35%
Pharmaceuticals                                                             7.92%
Insurance                                                                   6.91%
International Oil                                                           5.01%

INTERNATIONAL VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.68%
AUSTRALIA - 2.10%
National Australia Bank, Ltd. (a)                    824,642   $      22,272,166
Qantas Airways, Ltd., ADR                          3,093,321           7,844,836
                                                               -----------------
                                                                      30,117,002
BELGIUM - 1.29%
Agfa Gevaert NV (a)                                  968,148          18,473,169
BRAZIL - 0.30%
Tele Norte Leste Participacoes SA, ADR               260,340           4,342,471
CANADA - 1.38%
Domtar, Inc. (a)                                   1,668,140          11,868,303
Quebecor World, Inc.                                 800,800           7,866,593
                                                               -----------------
                                                                      19,734,896
CAYMAN ISLANDS - 1.34%
ACE, Ltd.                                            219,152          11,398,096
XL Capital, Ltd., Class A                            121,611           7,796,481
                                                               -----------------
                                                                      19,194,577
CHINA - 1.11%
China Telecom Corp., Ltd. (a)                     45,083,049          15,976,699
DENMARK - 2.25%
Vestas Wind Systems AS (a)                         1,292,354          32,268,383
FINLAND - 2.42%
Stora Enso Oyj, R Shares (a)                         982,771          15,149,669
UPM-Kymmene Oyj (a)                                  825,274          19,533,492
                                                               -----------------
                                                                      34,683,161
FRANCE - 6.54%
AXA Group (a)                                        543,781          19,114,797
France Telecom SA (a)                              1,063,486          23,958,347
Sanofi-Aventis, ADR                                  107,361           5,094,280
Sanofi-Aventis (a)                                   254,603          24,259,413
Thomson SA                                            83,900           1,658,938
Total SA (a)                                          74,579          19,707,072
                                                               -----------------
                                                                      93,792,847
GERMANY - 6.61%
BASF AG (a)                                           61,886           4,860,084
Bayerische Motoren Werke (BMW) AG                    266,176          14,684,187
Deutsche Post AG                                     812,841          20,413,299
E.ON AG (a)                                           97,217          10,715,761
Muenchener Rueckversicherungs-
   Gesellschaft AG                                   156,054          22,161,945
Siemens AG                                           234,311          21,910,690
                                                               -----------------
                                                                      94,745,966
HONG KONG - 1.97%
Cheung Kong Holdings, Ltd.                         1,145,667          12,128,499
Hutchison Whampoa, Ltd. (a)                        1,752,031          16,041,573
                                                               -----------------
                                                                      28,170,072
ISRAEL - 1.80%
Check Point Software Technologies, Ltd.,
   ADR *                                           1,290,541          25,836,631
ITALY - 2.44%
Eni SpA (a)                                          742,301          21,155,595

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ITALY (CONTINUED)
UniCredito Italiano SpA (a)                        1,903,429   $      13,781,429
                                                               -----------------
                                                                      34,937,024
JAPAN - 5.89%
Hitachi, Ltd. (a)                                  1,141,164           8,090,469
KDDI Corp.                                             2,637          14,116,967
Konica Minolta Holdings, Inc.                      1,521,538          19,450,615
Nippon Telegraph & Telephone Corp.,
   ADR (a)                                           276,506           5,958,704
Sony Corp. (a)                                       506,604          23,498,802
Takeda Pharmaceutical Company, Ltd. (a)              234,316          13,381,509
                                                               -----------------
                                                                      84,497,066
MEXICO - 0.83%
Telefonos de Mexico SA de CV, Class L,
   SADR                                              530,684          11,929,776
NETHERLANDS - 8.49%
Akzo Nobel NV (a)                                    334,890          17,800,174
ING Groep NV                                         723,122          28,613,849
Koninklijke (Royal) Philips Electronics
   NV (a)                                            692,985          23,459,538
Reed Elsevier NV (a)                               1,885,294          27,071,414
Royal Dutch Shell PLC, B Shares                      487,596          15,875,534
VNU NV                                               275,566           8,974,152
                                                               -----------------
                                                                     121,794,661
NORWAY - 3.17%
Norske Skogindustrier ASA (a)                      1,008,948          17,101,075
Telenor ASA (a)                                    2,628,775          28,299,201
                                                               -----------------
                                                                      45,400,276
PORTUGAL - 1.50%
Portugal Telecom, SGPS, SA                         1,774,000          21,554,344
SINGAPORE - 1.95%
Flextronics International, Ltd. *                    790,290           8,179,502
Venture Corp., Ltd. (a)                            2,500,311          19,806,282
                                                               -----------------
                                                                      27,985,784
SOUTH AFRICA - 0.72%
Sappi, Ltd.                                          693,225          10,364,023
SOUTH KOREA - 4.45%
Kookmin Bank, ADR                                    137,767          11,781,834
KT Corp., Sponsored ADR                              323,078           6,881,561
POSCO, SADR                                          101,637           6,484,440
Samsung Electronics Company, Ltd.                     39,767          25,784,192
SK Telecom Company, Ltd., SADR                       545,535          12,869,171
                                                               -----------------
                                                                      63,801,198
SPAIN - 5.15%
Banco Santander Central Hispano SA (a)               494,535           7,233,212
Gamesa Corporation Tecno SA (a)                    1,318,967          25,407,268
Iberdrola SA                                         230,448           7,451,681
Repsol SA (a)                                        734,620          20,901,019
Telefonica SA                                        814,776          12,807,227
                                                               -----------------
                                                                      73,800,407
SWEDEN - 0.65%
Securitas AB, B Shares (a)                           479,401           9,256,930
SWITZERLAND - 2.98%
Nestle SA                                             57,701   $      17,142,200
Swiss Reinsurance Company AG (a)                     237,781          16,629,063
UBS AG (a)                                            81,259           8,932,783
                                                               -----------------
                                                                      42,704,046
TAIWAN - 5.50%
Chunghwa Telecom Company, Ltd., ADR (a)              655,128          12,833,958
Compal Electronics, Inc., GDR                        432,708           2,241,427
Compal Electronics, Inc.                          11,511,600          11,756,845
Lite-On Technology Corp.                          16,377,960          22,706,169
Mega Financial Holding Company, Ltd.              38,868,000          29,278,081
                                                               -----------------
                                                                      78,816,480
UNITED KINGDOM - 23.85%
Amvescap PLC                                         535,954           5,005,693
BAE Systems PLC                                      849,301           6,215,100
Boots Group PLC                                    1,258,807          15,752,603
BP PLC                                             2,054,095          23,614,804
British Sky Broadcasting Group PLC                 2,637,473          24,771,035
Cadbury Schweppes PLC                                825,690           8,214,392
Centrica PLC                                       3,071,320          15,037,160
Compass Group PLC                                 10,062,167          39,945,207
GlaxoSmithKline PLC                                  659,224          17,255,672
Group 4 Securicor PLC                              3,450,000          11,355,790
HSBC Holdings PLC                                  1,323,510          22,213,496
Morrison W Supermarket                             5,064,543          16,736,176
Old Mutual PLC                                     2,760,740           9,663,262
Pearson PLC                                        1,602,091          22,235,784
Rentokil Initial PLC                               4,688,638          12,721,364
Royal Bank of Scotland Group PLC                     981,881          31,985,931
Shire PLC                                            438,434           6,737,102
Smiths Group PLC                                     414,068           7,079,255
Unilever PLC                                       1,597,335          16,363,405
Vodafone Group PLC                                13,897,134          29,125,585
                                                               -----------------
                                                                     342,028,816
                                                               -----------------
TOTAL COMMON STOCKS (Cost $1,194,742,760)                      $   1,386,206,705
                                                               -----------------
SHORT TERM INVESTMENTS - 17.05%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     244,475,193   $     244,475,193
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $244,475,193)                                            $     244,475,193
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
REPURCHASE AGREEMENTS - 1.40%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $20,128,785 on 04/03/2006,
   collateralized by $20,795,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at
   $20,527,015, including interest) (c)    $      20,123,000   $      20,123,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,123,000)                                          $      20,123,000
                                                               -----------------
TOTAL INVESTMENTS (INTERNATIONAL
   VALUE TRUST)
   (COST $1,459,340,953) - 115.13%                             $   1,650,804,898
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (15.13)%                                                       (216,962,719)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,433,842,179
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Telecommunications Equipment & Services                                     9.73%
Electronics                                                                 8.13%
Insurance                                                                   8.05%
Banking                                                                     6.69%
Food & Beverages                                                            5.70%

INVESTMENT QUALITY BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 18.07%
U.S. TREASURY BONDS - 8.41%
   6.25% due 08/15/2023 (a)                $       5,053,000   $       5,730,815
   7.875% due 02/15/2021 (a)                       6,486,000           8,373,024
   8.125% due 08/15/2021 (a)                       2,402,000           3,178,898
   8.125% due 08/15/2019 (a)****                     665,000             862,941
   8.75% due 08/15/2020 (a)                        7,000,000           9,614,612
   8.875% due 08/15/2017 (a)                       3,300,000           4,406,272
                                                               -----------------
                                                                      32,166,562
U.S. TREASURY NOTES - 9.66%
   3.375% due 02/28/2007 (a)                      16,500,000          16,280,863
   4.25% due 08/15/2013 (a)                       21,450,000          20,632,219
                                                               -----------------
                                                                      36,913,082
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $67,407,620)                                             $      69,079,644
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   - 14.52%
FEDERAL HOME LOAN BANK - 0.69%
   5.80% due 09/02/2008                            2,595,000           2,631,345
FEDERAL HOME LOAN MORTGAGE CORP. -
   2.09%
   4.00% due 11/15/2019                              864,735             755,427
   5.75% due 03/15/2009 (a)                        4,000,000           4,070,790
   6.30% due 03/15/2023                               59,736              59,977
   6.50% due 04/01/2029 to 08/01/2034      $         261,701   $         266,937
   6.625% due 09/15/2009                           2,595,000           2,715,517
   7.50% due 06/01/2010 to 05/01/2028                100,913             105,272
                                                               -----------------
                                                                       7,973,920
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 10.74%
   3.125% due 12/15/2007 (a)                       3,459,000           3,349,291
   4.682% due 05/01/2013                           1,389,438           1,335,592
   4.874% due 02/01/2013                           2,316,273           2,248,392
   5.00% due 03/01/2019 to 06/01/2019             12,016,623          11,726,366
   5.25% due 04/15/2007 (a)                        4,324,000           4,328,743
   5.636% due 12/01/2011                           1,453,690           1,463,332
   5.885% due 11/01/2011                           1,532,198           1,559,538
   6.051% due 03/01/2012 to 05/01/2012             2,064,856           2,115,857
   6.085% due 10/01/2011                           1,010,429           1,032,580
   6.27% due 11/01/2007                            1,288,680           1,296,407
   6.28% due 04/01/2011                              864,735             897,317
   6.34% due 01/01/2008                              214,282             216,014
   6.43% due 01/01/2008                              247,206             249,507
   6.44% due 02/01/2011                            3,029,393           3,164,509
   6.46% due 06/01/2009                            1,192,799           1,219,577
   6.50% due 09/01/2031                                1,117               1,143
   6.50% TBA **                                      300,000             306,000
   6.625% due 09/15/2009                           4,324,000           4,523,427
   6.80% due 10/01/2007                               33,849              34,191
   7.00% due 06/01/2029                                3,990               4,115
                                                               -----------------
                                                                      41,071,898
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 0.86%
   6.00% due 08/15/2008 to 04/15/2035                883,945             895,367
   6.50% due 07/15/2008 to 02/15/2035                370,433             384,165
   7.00% due 04/15/2023 to 07/15/2033              1,903,261           1,984,450
   8.00% due 07/15/2030 to 10/15/2030                 27,187              29,073
                                                               -----------------
                                                                       3,293,055
HOUSING & URBAN DEVELOPMENT - 0.14%
   7.498% due 08/01/2011                             519,000             554,384
                                           -----------------   -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $57,875,950)                                             $      55,524,602
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.38%
ARGENTINA - 0.10%
Republic of Argentina
   4.889% due 08/03/2012 (b)                         454,000             371,145
SOUTH AFRICA - 0.13%
Republic of South Africa
   7.375% due 04/25/2012 (a)                         442,000             479,570

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)
TRINIDAD AND TOBAGO - 0.15%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                    $         433,000   $         586,446
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $1,312,711)                                           $       1,437,161
                                                               -----------------
CORPORATE BONDS - 45.39%
AEROSPACE - 0.24%
Argo-Tech Corp.
   9.25% due 06/01/2011                               35,000              36,925
DRS Technologies, Inc.
   6.625% due 02/01/2016                              20,000              19,900
   7.625% due 02/01/2018                               5,000               5,150
Moog, Inc.
   6.25% due 01/15/2015                               14,000              13,790
Northrop Grumman Corp.
   7.875% due 03/01/2026                             100,000             120,246
Raytheon Company
   4.85% due 01/15/2011 (a)                          692,000             672,371
Sequa Corp.
   9.00% due 08/01/2009                               44,000              47,080
                                                               -----------------
                                                                         915,462
AGRICULTURE - 0.54%
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                              865,000             934,222
Bunge Limited Finance Corp.
   5.10% due 07/15/2015                              256,000             239,192
Case New Holland, Inc.
   9.25% due 08/01/2011                               83,000              88,602
Monsanto Co.
   5.50% due 08/15/2025                              865,000             804,884
                                                               -----------------
                                                                       2,066,900
AIR TRAVEL - 0.68%
American Airlines
   3.857% due 07/09/2010                             171,944             163,710
Continental Airlines, Inc., Series 974A
   6.90% due 01/02/2018                              877,817             894,252
Continental Airlines, Inc., Series 981A
   6.648% due 09/15/2017                             645,001             649,822
Continental Airlines, Inc., Series ERJ1
   9.798% due 04/01/2021                              19,628              20,266
Delta Air Lines, Inc., Series 2002-1
   6.718% due 07/02/2024                             669,491             676,222
Southwest Airlines Company
   5.25% due 10/01/2014                              221,000             211,578
                                                               -----------------
                                                                       2,615,850
ALUMINUM - 0.34%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                             173,000             169,703
   6.45% due 03/15/2011                              381,000             394,305
Alcoa, Inc.
   6.75% due 01/15/2028                              692,000             750,999
                                                               -----------------
                                                                       1,315,007
AUTO PARTS - 0.04%
ArvinMeritor, Inc.
   8.75% due 03/01/2012 (a)                $          52,000   $          51,220
Tenneco Automotive, Inc.
   10.25% due 07/15/2013                               9,000               9,990
TRW Automotive, Inc.
   11.00% due 02/15/2013                              18,000              20,115
United Rentals North America, Inc.
   6.50% due 02/15/2012                               70,000              68,600
Visteon Corp.
   7.00% due 03/10/2014 (a)                           22,000              16,940
                                                               -----------------
                                                                         166,865
AUTOMOBILES - 0.51%
Chrysler Corp.
   7.45% due 02/01/2097                              865,000             860,251
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008                              995,000             981,057
Ford Motor Company
   7.45% due 07/16/2031 (a)                           65,000              48,263
General Motors Corp.
   8.375% due 07/15/2033 (a)                          26,000              19,045
Hertz Corp., Class A
   8.875% due 01/01/2014                              20,000              20,750
   10.50% due 01/01/2016 (a)                          20,000              21,700
                                                               -----------------
                                                                       1,951,066
BANKING - 5.54%
American Express Centurion Bank
   4.375% due 07/30/2009                             500,000             486,403
Bank of America Corp.
   4.375% due 12/01/2010                           1,514,000           1,451,114
   7.40% due 01/15/2011                            1,298,000           1,402,911
BB & T Corp.
   4.90% due 06/30/2017                              593,000             555,737
Chase Manhattan Corp.
   7.00% due 11/15/2009                              865,000             907,622
Chevy Chase Bank
   6.875% due 12/01/2013                              35,000              35,875
China Development Bank
   5.00% due 10/15/2015 (a)                          600,000             569,354
Citicorp
   6.375% due 11/15/2008                             519,000             533,413
First Massachusetts Bank NA
   7.625% due 06/15/2011                           1,000,000           1,087,974
First Republic Bank of San Francisco
   7.75% due 09/15/2012                              714,000             785,400
First Union National Bank
   6.919% due 12/15/2036                             500,000             556,193
   7.80% due 08/18/2010                            1,500,000           1,634,489
Frost National Bank
   6.875% due 08/01/2011                             865,000             913,963
HBOS PLC, MTN
   6.00% due 11/01/2033                              710,000             712,633
Huntington National Bank
   4.90% due 01/15/2014                              500,000             472,757
National Australia Bank Ltd.
   8.60% due 05/19/2010                              152,000             169,065

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
National City Corp.
   6.875% due 05/15/2019                   $         865,000   $         947,105
NBD Bancorp
   8.25% due 11/01/2024                            1,730,000           2,095,696
Regions Financial Corp.
   7.00% due 03/01/2011                               83,000              88,724
Republic New York Corp.
   9.50% due 04/15/2014                              865,000           1,065,736
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                            2,379,000           2,461,577
Sanwa Bank Ltd., New York Branch
   7.40% due 06/15/2011                              450,000             485,042
Sovereign Bancorp, Inc.
   4.80% due 09/01/2010                              195,000             188,340
VTB Capital SA
   6.25% due 07/02/2035                              500,000             496,875
Wells Fargo Bank NA
   7.55% due 06/21/2010                            1,000,000           1,083,092
                                                               -----------------
                                                                      21,187,090
BROADCASTING - 1.14%
CanWest Media, Inc.
   8.00% due 09/15/2012                               35,000              35,875
Chancellor Media Corp.
   8.00% due 11/01/2008                              346,000             363,209
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                              584,000             613,520
Comcast Cable Communications
   8.50% due 05/01/2027                            1,211,000           1,439,356
CSC Holdings, Inc.
   7.625% due 07/15/2018                              44,000              43,505
Liberty Media Corp.
   5.70% due 05/15/2013 (a)                           26,000              24,178
   7.75% due 07/15/2009                                5,000               5,249
   7.875% due 07/15/2009                              31,000              32,620
   8.25% due 02/01/2030 (a)                           18,000              17,394
News America Holdings, Inc.
   7.75% due 01/20/2024                              822,000             888,458
Radio One, Inc.
   6.375% due 02/15/2013                               5,000               4,750
Viacom, Inc.
   7.875% due 07/30/2030                             800,000             871,193
                                                               -----------------
                                                                       4,339,307
BUILDING MATERIALS & CONSTRUCTION - 0.64%
American Standard, Inc.
   7.375% due 02/01/2008                             390,000             401,292
Lowe's Companies, Inc.
   6.50% due 03/15/2029 (a)                          952,000           1,023,216
SCL Terminal Aereo Santiago
   6.95% due 07/01/2012                            1,008,153           1,020,866
Texas Industries, Inc.
   7.25% due 07/15/2013                                5,000               5,150
                                                               -----------------
                                                                       2,450,524
BUSINESS SERVICES - 0.38%
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                7,000               7,577
FedEx Corp., Series 981A
   6.72% due 01/15/2022                    $       1,019,334   $       1,079,016
GTECH Holdings Corp.
   4.75% due 10/15/2010                              135,000             131,304
Invensys PLC
   9.875% due 03/15/2011 (a)                          31,000              32,937
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                              62,000              65,565
   10.25% due 08/15/2015                              26,000              27,365
Xerox Corp.
   7.20% due 04/01/2016                              100,000             105,250
                                                               -----------------
                                                                       1,449,014
CABLE AND TELEVISION - 1.06%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012 (a)                           87,000              84,825
Coleman Cable, Inc.
   9.875% due 10/01/2012                              10,000               9,000
Cox Communications, Inc.
   7.125% due 10/01/2012                             532,000             558,102
Cox Enterprises, Inc.
   4.375% due 05/01/2008                             411,000             398,968
Echostar DBS Corp.
   6.375% due 10/01/2011                              44,000              43,010
LIN Television Corp., Series B
   6.50% due 05/15/2013                               18,000              16,920
Mediacom Broadband LLC
   8.50% due 10/15/2015                               18,000              17,280
   11.00% due 07/15/2013                              31,000              33,015
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                           26,000              25,740
Quebecor Media Inc.
   7.75% due 03/15/2016                               55,000              56,512
Rogers Cable, Inc.
   6.25% due 06/15/2013                               70,000              69,300
Shaw Communications, Inc.
   8.25% due 04/11/2010                               31,000              32,937
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                               39,000              39,780
TCI Communications, Inc.
   8.75% due 08/01/2015                              692,000             809,705
Time Warner, Inc.
   7.25% due 10/15/2017                              390,000             417,321
   7.70% due 05/01/2032                            1,298,000           1,427,426
                                                               -----------------
                                                                       4,039,841
CELLULAR COMMUNICATIONS - 0.84%
American Cellular Corp.
   10.00% due 08/01/2011                              44,000              47,740
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                             606,000             664,215
   8.75% due 03/01/2031                              433,000             548,415
Cingular Wireless LLC
   7.125% due 12/15/2031 (a)                         433,000             468,699
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                             364,000             408,711

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                   $          35,000   $          37,013
Nextel Communications, Inc.
   7.375% due 08/01/2015                              48,000              50,339
Rogers Wireless, Inc.
   9.625% due 05/01/2011                             178,000             204,478
Vodafone Group PLC
   7.75% due 02/15/2010                              714,000             765,137
                                                               -----------------
                                                                       3,194,747
CHEMICALS - 0.33%
Dow Chemical Company
   5.75% due 12/15/2008                              346,000             350,264
   6.00% due 10/01/2012                              346,000             354,289
Equistar Chemicals LP
   10.625% due 05/01/2011                             52,000              56,290
IMC Global, Inc.
   7.30% due 01/15/2028                               22,000              20,322
IMC Global, Inc., Series B
   10.875% due 06/01/2008                            282,000             308,085
   11.25% due 06/01/2011                              26,000              27,657
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                              61,000              62,983
Methanex Corp.
   8.75% due 08/15/2012                               26,000              28,405
Millennium America, Inc.
   9.25% due 06/15/2008                               31,000              31,504
Nalco Company
   7.75% due 11/15/2011                               31,000              31,388
                                                               -----------------
                                                                       1,271,187
COAL - 0.00%
Massey Energy Company
   6.625% due 11/15/2010                              18,000              18,315
COMPUTERS & BUSINESS EQUIPMENT - 0.04%
Computer Sciences Corp.
   7.375% due 06/15/2011 (a)                         126,000             134,531
CONTAINERS & GLASS - 0.06%
Ball Corp.
   6.625% due 03/15/2018                              15,000              14,925
Crown Holdings, Inc.
   7.625% due 11/15/2013                              15,000              15,525
   7.75% due 11/15/2015                               15,000              15,563
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                              109,000             113,905
Stone Container Corp.
   9.25% due 02/01/2008 (a)                           65,000              67,681
                                                               -----------------
                                                                         227,599
CORRECTIONAL FACILITIES - 0.00%
Corrections Corporation of America
   6.25% due 03/15/2013                               13,000              12,789
CRUDE PETROLEUM & NATURAL GAS - 0.20%
Burlington Resources Finance Company
   7.40% due 12/01/2031                              541,000             643,484
Chesapeake Energy Corp.
   6.50% due 08/15/2017                               40,000              39,500
   6.625% due 01/15/2016                   $          18,000   $          17,955
   6.875% due 01/15/2016                               5,000               5,038
   7.50% due 09/15/2013                               22,000              22,990
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                               31,000              32,171
                                                               -----------------
                                                                         761,138
DOMESTIC OIL - 0.69%
Amerada Hess Corp.
   7.30% due 08/15/2031                               18,000              20,041
Delta Petroleum Corp.
   7.00% due 04/01/2015                               10,000               9,150
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             995,000           1,054,927
Exco Resources, Inc.
   7.25% due 01/15/2011                               26,000              25,870
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                               17,000              18,232
Motiva Enterprises LLC
   5.20% due 09/15/2012                              952,000             937,229
Range Resources Corp.
   6.375% due 03/15/2015                               5,000               4,925
Valero Energy Corp.
   8.75% due 06/15/2030                              403,000             512,754
Whiting Petroleum Corp.
   7.00% due 02/01/2014                               22,000              21,780
   7.25% due 05/01/2013                               22,000              21,945
                                                               -----------------
                                                                       2,626,853
DRUGS & HEALTH CARE - 0.08%
Allegiance Corp.
   7.00% due 10/15/2026                               87,000              91,687
Angiotech Pharmaceuticals, Inc.
   7.75% due 04/01/2014                               34,000              34,340
Biovail Corp.
   7.875% due 04/01/2010                              65,000              66,300
Rite Aid Corp.
   8.125% due 05/01/2010                             117,000             119,486
                                                               -----------------
                                                                         311,813
ELECTRICAL EQUIPMENT - 0.40%
Exelon Generation Company LLC
   5.35% due 01/15/2014                              563,000             546,513
Nisource Finance Corp.
   3.20% due 11/01/2006                              519,000             512,688
Northern States Power-Minnesota
   6.50% due 03/01/2028                              433,000             461,804
                                                               -----------------
                                                                       1,521,005
ELECTRICAL UTILITIES - 3.87%
AES Corp.
   9.00% due 05/15/2015                               96,000             104,160
Alabama Power Company
   5.875% due 12/01/2022                             407,000             407,951
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                             724,000             724,603

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Arizona Public Service Company
   6.375% due 10/15/2011                   $         865,000   $         881,024
Avista Corp.
   9.75% due 06/01/2008                              113,000             121,833
Carolina Power & Light Company
   6.50% due 07/15/2012                            1,254,000           1,306,721
CMS Energy Corp.
   8.50% due 04/15/2011                               26,000              28,080
Commonwealth Edison Company
   6.15% due 03/15/2012                              273,000             277,708
Duke Energy Corp.
   5.375% due 01/01/2009                             865,000             860,582
Edison Mission Energy
   9.875% due 04/15/2011                             100,000             113,000
Georgia Power Company
   5.25% due 12/15/2015                              250,000             243,464
Midwest Generation LLC
   8.75% due 05/01/2034                               39,000              42,217
Nevada Power Company
   9.00% due 08/15/2013                               20,000              22,027
   10.875% due 10/15/2009                             63,000              67,937
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                              476,000             451,115
NSTAR
   8.00% due 02/15/2010                            1,730,000           1,876,188
Ohio Edison Company
   4.00% due 05/01/2008                            1,038,000           1,007,545
Old Dominion Electric Coop.
   6.25% due 06/01/2011                              904,000             936,387
Oncor Electric Delivery Company
   6.375% due 05/01/2012                             532,000             546,565
Pacificorp Australia LLC
   6.15% due 01/15/2008                              714,000             723,458
Pacificorp Secured MTN
   6.375% due 05/15/2008                             865,000             881,381
PSEG Power LLC
   8.625% due 04/15/2031                             511,000             649,480
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                              346,000             382,050
Reliant Energy, Inc.
   6.75% due 12/15/2014                               66,000              58,245
Southern California Edison Company
   6.00% due 01/15/2034                              649,000             643,554
TXU Corp., Series O
   4.80% due 11/15/2009                              476,000             457,298
TXU Corp., Series P
   5.55% due 11/15/2014 (a)                          109,000             101,958
Wisconsin Electric Power Company
   6.50% due 06/01/2028                              606,000             642,655
Wisconsin Energy Corp.
   6.20% due 04/01/2033                              217,000             215,535
                                                               -----------------
                                                                      14,774,721
ELECTRONICS - 0.00%
Sanmina-SCI Corp.
   6.75% due 03/01/2013 (a)                            9,000               8,572
ENERGY - 0.32%
Aquila, Inc.
   9.95 due 02/01/2011                     $          70,000   $          77,525
Midamerican Funding LLC
   6.75% due 03/01/2011                              865,000             907,441
Mirant North America LLC
   7.375% due 12/31/2013                              65,000              66,300
NRG Energy, Inc.
   7.25% due 02/01/2014                               10,000              10,162
   7.375% due 02/01/2016                              80,000              81,700
Peabody Energy Corp.
   6.875% due 03/15/2013                              74,000              75,110
TECO Energy, Inc.
   6.75% due 05/01/2015 (a)                           13,000              13,358
   7.00% due 05/01/2012 (a)                            5,000               5,169
                                                               -----------------
                                                                       1,236,765
FINANCIAL SERVICES - 8.09%
Aiful Corp.
   5.00% due 08/10/2010                              270,000             261,221
American Financial Group, Inc.
   7.125% due 04/15/2009                             295,000             308,294
American General Finance Corp.
   5.375% due 10/01/2012                             346,000             339,413
Amerus Capital I
   8.85% due 02/01/2027                              649,000             685,214
Arch Western Finance LLC
   6.75% due 07/01/2013                               44,000              43,670
Associates Corp. of North America
   8.55% due 07/15/2009                              519,000             566,370
Beneficial Corp.
   8.40% due 05/15/2008                              303,000             320,471
BTM (Curacao) Holdings NV
   4.76% due 07/21/2015 (b)                          480,000             460,883
Citigroup, Inc.
   4.875% due 05/07/2015 (a)                       1,989,000           1,883,330
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                           1,125,000           1,155,601
E*TRADE Financial Corp.
   7.375% due 09/15/2013                              13,000              13,260
   8.00% due 06/15/2011                               22,000              22,853
Equitable Companies, Inc.
   7.00% due 04/01/2028                              865,000             958,559
Erac USA Finance Company
   8.00% due 01/15/2011                            1,816,000           1,989,315
Farmers Exchange Capital
   7.05% due 07/15/2028                              425,000             431,070
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                           44,000              39,354
General Electric Capital Corp.
   6.125% due 02/22/2011                             433,000             446,119
General Electric Capital Corp., MTN
   6.75% due 03/15/2032                            2,141,000           2,384,173
General Motors Acceptance Corp.
   6.875% due 09/15/2011                             865,000             806,248
   8.00% due 11/01/2031 (a)                           80,000              75,608

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Goldman Sachs Group, Inc.
   6.875% due 01/15/2011                   $         692,000   $         730,482
Hartford Financial Services Group, Inc.
   7.90% due 06/15/2010                              173,000             188,251
Household Finance Corp.
   6.375% due 11/27/2012                             705,000             730,558
   7.00% due 05/15/2012                              852,000             910,676
International Lease Finance Corp.
   5.75% due 10/15/2006                              606,000             607,045
John Deere Capital Corp.
   7.00% due 03/15/2012                              346,000             370,997
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                             433,000             404,704
JSG Funding PLC
   9.625% due 10/01/2012                              18,000              19,035
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010                             433,000             415,207
Manufacturers & Traders Trust Co.
   5.585% due 12/28/2020 (b)                       1,411,000           1,378,103
Mizuho Financial Group Cayma
   5.79% due 04/15/2014                              779,000             780,965
Morgan Stanley
   4.75% due 04/01/2014                              649,000             605,512
   6.75% due 04/15/2011 (a)                          684,000             720,013
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                              865,000             907,549
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                              614,000             631,600
Pemex Finance, Ltd.
   8.875% due 11/15/2010                             563,000             616,485
Sun Canada Financial Company
   7.25% due 12/15/2015                            1,471,000           1,581,821
Sunamerica, Inc.
   8.125% due 04/28/2023                             865,000           1,061,613
The Goldman Sachs Group, Inc.
   6.125% due 02/15/2033                             826,000             821,205
TIAA Global Markets
   4.125% due 11/15/2007                             640,000             627,853
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                              714,000             756,637
United States Bancorp Oregon
   7.50% due 06/01/2026                            2,399,000           2,800,113
Western Financial Bank
   9.625% due 05/15/2012                              52,000              58,370
                                                               -----------------
                                                                      30,915,820
FOOD & BEVERAGES - 1.41%
Ameriqual Group LLC
   9.00% due 04/01/2012                               18,000              18,720
Cia Brasileira de Bebidas
   8.75% due 09/15/2013                            1,254,000           1,442,100
General Mills, Inc.
   6.00% due 02/15/2012                              237,000             241,439
Kraft Foods, Inc.
   5.625% due 11/01/2011                             390,000             390,519
   6.50% due 11/01/2031                            1,064,000           1,110,216
Molson Coors Capital Financial
   4.85% due 09/22/2010                    $         113,000   $         109,821
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                              433,000             487,085
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                              463,000             482,663
Tyson Foods, Inc.
   8.25% due 10/01/2011                            1,038,000           1,108,182
                                                               -----------------
                                                                       5,390,745
FOREST PRODUCTS - 0.26%
Weyerhaeuser Company
   6.75% due 03/15/2012                              692,000             720,384
   7.95% due 03/15/2025                              260,000             288,029
                                                               -----------------
                                                                       1,008,413
GAS & PIPELINE UTILITIES - 0.90%
Colorado Interstate Gas Company
   5.95% due 03/15/2015 (a)                            5,000               4,798
Duke Energy Field Services
   5.75% due 11/15/2006                              217,000             217,377
El Paso Production Holding Company
   7.75% due 06/01/2013                               35,000              36,269
Kinder Morgan Energy Partners
   7.125% due 03/15/2012                             692,000             737,531
National Gas Company
   6.05% due 01/15/2036                              885,000             849,357
Northern Border Partners, LP
   7.10% due 03/15/2011                              865,000             916,885
Praxair, Inc.
   6.50% due 03/01/2008                              524,000             534,483
Tennessee Gas Pipeline Company
   8.375% due 06/15/2032                              35,000              39,938
Williams Companies, Inc.
   7.125% due 09/01/2011                              87,000              89,501
   7.625% due 07/15/2019                               5,000               5,325
   7.875% due 09/01/2021                               9,000               9,675
   8.125% due 03/15/2012                               9,000               9,664
                                                               -----------------
                                                                       3,450,803
HEALTHCARE PRODUCTS - 0.02%
CDRV Investors, Inc.
   zero coupon, Step up to 9.625% on
      01/01/2010 due 01/01/2015                       87,000              59,160
HEALTHCARE SERVICES - 0.16%
DaVita, Inc.
   6.625% due 03/15/2013                              13,000              12,967
   7.25% due 03/15/2015                               13,000              13,065
WellPoint, Inc.
   5.00% due 01/15/2011                              605,000             591,392
                                                               -----------------
                                                                         617,424
HOMEBUILDERS - 0.67%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                              83,000              86,735
Centex Corp.
   7.875% due 02/01/2011                             865,000             931,935

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
HOMEBUILDERS (CONTINUED)
D.R. Horton, Inc.
   7.875% due 08/15/2011                   $         500,000   $         535,044
   9.75% due 09/15/2010 (a)                           91,000             102,081
KB Home
   6.25% due 06/15/2015 (a)                           35,000              32,694
   6.375% due 08/15/2011                               5,000               4,906
Pulte Homes, Inc.
   8.125% due 03/01/2011                             805,000             869,086
                                                               -----------------
                                                                       2,562,481
HOTELS & RESTAURANTS - 0.33%
Aztar Corp.
   9.00% due 08/15/2011                               26,000              27,469
CCM Merger, Inc.
   8.00% due 08/01/2013                               44,000              43,780
Majestic Star LLC
   9.75% due 01/15/2011                               35,000              35,350
Marriott International, Inc.
   4.625% due 06/15/2012                             822,000             770,851
Park Place Entertainment Corp.
   8.125% due 05/15/2011                             156,000             169,650
Riviera Holdings Corp.
   11.00% due 06/15/2010                              65,000              69,062
Wendy's International, Inc.
   7.00% due 12/15/2025                              156,000             151,128
                                                               -----------------
                                                                       1,267,290
HOUSEHOLD PRODUCTS - 0.30%
Procter & Gamble, Series A
   9.36% due 01/01/2021                              900,000           1,129,140
Spectrum Brands, Inc.
   7.375% due 02/01/2015                              20,000              17,400
                                                               -----------------
                                                                       1,146,540
INDUSTRIALS - 0.01%
Dynegy Holdings, Inc.
   7.125% due 05/15/2018                              35,000              32,025
Goodman Global Holding Company, Inc.
   7.875% due 12/15/2012 (a)                           5,000               4,937
                                                               -----------------
                                                                          36,962
INSURANCE - 5.42%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                           1,479,000           1,514,725
ACE Capital Trust II
   9.70% due 04/01/2030                              627,000             834,910
Allstate Corp.
   5.55% due 05/09/2035                              606,000             561,361
Cigna Corp.
   7.875% due 05/15/2027                              74,000              85,578
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                              700,000             689,375
Equitable Life Assurance Society
   7.70% due 12/01/2015                              680,000             772,158
Everest Reinsurance Holdings, Inc.
   8.75% due 03/15/2010                              596,000             659,604
Fidelity National Title Group, Inc.
   7.30% due 08/15/2011                              519,000             534,653
Florida Windstorm Underwriting
   Association, Series 1999
   7.125% due 02/25/2019                   $       3,217,000   $       3,567,618
Jackson National Life Insurance Company
   8.15% due 03/15/2027                            1,298,000           1,557,635
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                           1,471,000           1,509,537
MetLife, Inc.
   5.70% due 06/15/2035                              692,000             652,054
Metropolitan Life Global Mountain
   4.25% due 07/30/2009                              500,000             486,814
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                              865,000           1,028,089
New York Life Insurance Company
   5.875% due 05/15/2033                             265,000             260,441
Ohio National Life Insurance Company
   8.50% due 05/15/2026                              995,000           1,154,408
Premium Asset Trust
   4.125% due 03/12/2009                             563,000             536,020
Principal Life Global Funding I
   6.125% due 10/15/2033                             697,000             706,765
Prudential Financial
   7.65% due 07/01/2007                              650,000             667,965
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                              865,000             899,937
Safeco Corp.
   4.875% due 02/01/2010                             368,000             359,246
   7.25% due 09/01/2012                              116,000             125,799
The St. Paul Companies, Inc.
   5.50% due 12/01/2015                              135,000             132,056
   5.75% due 03/15/2007                              368,000             367,421
Unumprovident Corp.
   7.625% due 03/01/2011                               5,000               5,304
WR Berkley Corp.
   5.125% due 09/30/2010                             346,000             335,823
   5.60% due 05/15/2015                              727,000             701,333
                                                               -----------------
                                                                      20,706,629
INTERNATIONAL OIL - 0.33%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                              238,000             242,841
Kerr-McGee Corp.
   7.125% due 10/15/2027                              35,000              35,867
Newfield Exploration Co.
   6.625% due 04/15/2016                              25,000              24,969
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                             865,000             973,125
                                                               -----------------
                                                                       1,276,802
INTERNET RETAIL - 0.23%
InterActive Corp.
   7.00% due 01/15/2013                              865,000             886,009
INVESTMENT COMPANIES - 0.26%
Canadian Oil Sands
   7.90% due 09/01/2021                              865,000           1,011,213

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
LEISURE TIME - 0.09%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                   $          40,000   $          41,300
Mandalay Resort Group
   10.25% due 08/01/2007                              48,000              50,520
MGM Mirage, Inc.
   6.00% due 10/01/2009                              135,000             132,975
Movie Gallery, Inc.
   11.00% due 05/01/2012 (a)                          18,000               8,910
Seneca Gaming Corp.
   7.25% due 05/01/2012                                9,000               9,090
Station Casinos, Inc.
   6.00% due 04/01/2012                               35,000              34,519
   6.875% due 03/01/2016                               9,000               9,045
Wynn Las Vegas LLC
   6.625% due 12/01/2014                              61,000              59,246
                                                               -----------------
                                                                         345,605
LIFE SCIENCES - 0.01%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                              31,000              30,264
   6.75% due 08/15/2014                                9,000               9,146
                                                               -----------------
                                                                          39,410
MANUFACTURING - 0.30%
Clarke American Corp.
   11.75% due 12/15/2013                              40,000              40,700
Koppers, Inc.
   9.875% due 10/15/2013                              12,000              13,140
Tyco International Group SA
   6.75% due 02/15/2011                            1,050,000           1,092,081
                                                               -----------------
                                                                       1,145,921
MEDICAL-HOSPITALS - 0.16%
HCA, Inc.
   7.875% due 02/01/2011                             130,000             136,809
Quest Diagnostics, Inc.
   5.45% due 11/01/2015                              450,000             438,533
Triad Hospitals, Inc.
   7.00% due 05/15/2012                               31,000              31,000
                                                               -----------------
                                                                         606,342
METAL & METAL PRODUCTS - 0.19%
FastenTech, Inc.
   11.50% due 05/01/2011                               5,000               5,000
Hawk Corp.
   8.75% due 11/01/2014                               18,000              18,045
Inco, Ltd.
   5.70% due 10/15/2015                              217,000             208,223
Novelis, Inc.
   7.25% due 02/15/2015                               22,000              21,120
Vale Overseas, Ltd.
   6.25% due 01/11/2016                              490,000             482,037
                                                               -----------------
                                                                         734,425
MINING - 0.17%
Corporacion Nacional Del Cobre de
   Chile -
CODELCO
   6.375% due 11/30/2012 (a)                         615,000             638,970
NEWSPAPERS - 0.22%
News America Holdings, Inc.
   9.25% due 02/01/2013                    $         701,000   $         826,666
OFFICE FURNISHINGS & SUPPLIES - 0.01%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                               35,000              36,137
PAPER - 0.25%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                               22,000              22,110
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                               74,000              73,815
Georgia-Pacific Corp.
   8.00% due 01/15/2024                               18,000              18,158
Longview Fibre Company
   10.00% due 01/15/2009                              18,000              18,900
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                              35,000              35,175
Temple-Inland, Inc.
   6.625% due 01/15/2018                             500,000             510,402
Willamette Industries, Inc.
   7.00% due 02/01/2018                              260,000             266,693
                                                               -----------------
                                                                         945,253
PETROLEUM SERVICES - 0.57%
Baker Hughes, Inc.
   6.875% due 01/15/2029                             173,000             193,264
Halliburton Company
   5.50% due 10/15/2010                              593,000             594,399
Hornbeck Offshore Services, Inc.
   6.125% due 12/01/2014                              22,000              21,120
Noram Energy Corp.
   6.50% due 02/01/2008                              887,000             900,159
Petroleum Export, Ltd.
   5.265% due 06/15/2011                             445,992             435,775
Pride International, Inc.
   7.375% due 07/15/2014                              35,000              36,750
                                                               -----------------
                                                                       2,181,467
PHARMACEUTICALS - 0.43%
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                               22,000              21,670
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                5,000               4,938
   6.375% due 08/15/2015                              26,000              26,130
Omnicare, Inc.
   6.75% due 12/15/2013                               20,000              19,900
   6.875% due 12/15/2015                              30,000              29,925
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                          545,000             539,208
   6.75% due 12/01/2033 (b)                          926,000             992,607
                                                               -----------------
                                                                       1,634,378
PUBLISHING - 0.19%
Dex Media East LLC
   12.125% due 11/15/2012                             26,000              29,705
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                       48,000              40,560

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
PUBLISHING (CONTINUED)
Dex Media, Inc. (continued)
   8.00% due 11/15/2013                    $          30,000   $          30,900
E.W. Scripps Company
   6.625% due 10/15/2007                             433,000             438,587
Scholastic Corp.
   5.00% due 04/15/2013                              230,000             197,672
                                                               -----------------
                                                                         737,424
RAILROADS & EQUIPMENT - 0.14%
Canadian National Railway Company
   7.375% due 10/15/2031                             433,000             516,573
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                              18,000              18,855
                                                               -----------------
                                                                         535,428
REAL ESTATE - 3.00%
AMB Property LP, REIT
   5.45% due 12/01/2010                              255,000             252,394
   7.50% due 06/30/2018                              364,000             400,334
Archstone-Smith Trust, REIT
   5.75% due 03/15/2016                              925,000             917,903
Developers Diversified Realty Corp.,
   REIT
   5.375% due 10/15/2012                             822,000             800,150
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                              480,000             473,113
ERP Operating LP, REIT
   5.125% due 03/15/2016                             649,000             615,641
   5.375% due 08/01/2016                             425,000             410,616
Health Care Property Investors, Inc.,
   REIT
   7.072 due 06/08/2015 (b)                          433,000             462,126
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                           1,298,000           1,416,948
Host Marriott LP, REIT
   9.50% due 01/15/2007                              104,000             106,860
Kimco Realty Corp. - REIT
   5.584% due 11/23/2015                             410,000             402,399
Liberty Property LP, REIT
   7.25% due 03/15/2011                            1,298,000           1,380,054
Prologis, REIT
   5.625% due 11/15/2015                             600,000             586,631
Realty Income Corp., REIT
   5.375% due 09/15/2017                             390,000             366,324
Reckson Operating Partnership LP, REIT
   6.00% due 03/31/2016                              425,000             421,592
Regency Centers LP, REIT
   7.95% due 01/15/2011                              606,000             660,572
Simon Property Group LP, REIT
   5.10% due 06/15/2015                              346,000             327,277
   5.75% due 12/01/2015                              600,000             592,932
Spieker Properties LP, REIT
   7.25% due 05/01/2009                              390,000             411,969
United Dominion Realty Trust, Inc., REIT
   5.25% due 01/15/2016                              433,000             405,732
Ventas Realty LP, REIT
   6.625% due 10/15/2014                               5,000               5,000
   6.75% due 06/01/2010                               13,000              13,130
   7.125% due 06/01/2015 (a)               $          22,000   $          22,605
                                                               -----------------
                                                                      11,452,302
RETAIL GROCERY - 0.20%
Delhaize America, Inc.
   9.00% due 04/15/2031                               13,000              15,037
Kroger Co.
   6.75% due 04/15/2012                              671,000             698,516
Pathmark Stores, Inc.
   8.75% due 02/01/2012                               52,000              50,180
                                                               -----------------
                                                                         763,733
RETAIL TRADE - 0.48%
Federated Department Stores, Inc.
   6.90% due 04/01/2029                              519,000             539,164
GSC Holdings Corp.
   8.00% due 10/01/2012 (a)                           22,000              21,835
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                              59,000              58,705
Neff Corp.
   11.25% due 06/15/2012                              35,000              37,975
Target Corp.
   6.35% due 01/15/2011                              433,000             450,505
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011 (a)                         757,000             716,699
                                                               -----------------
                                                                       1,824,883
SANITARY SERVICES - 0.04%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                              148,000             155,585
SEMICONDUCTORS - 0.02%
Amkor Technology, Inc.
   7.125% due 03/15/2011 (a)                          44,000              40,480
MagnaChip Semiconductor SA
   6.875% due 12/15/2011                              18,000              17,280
   8.00% due 12/15/2014                               22,000              20,570
                                                               -----------------
                                                                          78,330
SOFTWARE - 0.01%
Activant Solutions, Inc.
   10.53% due 04/01/2010 (b)                          35,000              35,700
STEEL - 0.02%
United States Steel LLC
   10.75% due 08/01/2008                              61,000              67,100
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.82%
Bellsouth Corp.
   4.75% due 11/15/2012                              973,000             921,487
Citizens Communications Company
   9.25% due 05/15/2011                               83,000              91,092
France Telecom SA
   8.00% due 03/01/2011                              908,000             991,637
GCI, Inc.
   7.25% due 02/15/2014                               65,000              63,863
Insight Midwest LP
   10.50% due 11/01/2010                              83,000              87,358

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Insight Midwest LP/ Insight Capital,
   Inc.
   9.75% due 10/01/2009                    $          31,000   $          31,930
Intelsat Subsidiary Holding Co., Ltd.
   8.25% due 01/15/2013                               18,000              18,315
   8.63% due 01/15/2015 (a)                           18,000              18,585
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                              25,000              24,625
Lucent Technologies, Inc.
   6.45% due 03/15/2029                               13,000              11,733
Panamsat Corp.
   9.00% due 08/15/2014                               12,000              12,630
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                             692,000             810,425
Syniverse Technologies Inc., Series B
   7.75% due 08/15/2013                               44,000              44,055
United States West Communications, Inc.
   6.875% due 09/15/2033                              22,000              21,120
                                                               -----------------
                                                                       3,148,855
TELEPHONE - 1.46%
Alltel Corp.
   7.875% due 07/01/2032                             260,000             304,619
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                              952,000             941,925
AT&T Corp.
   9.05%, Step down to 7.30% on
      05/15/2006
      due 11/15/2011 (b)                              62,000              67,022
   9.75%, Step down to 8.0% on
      05/15/2006
      due 11/15/2031 (b)                              18,000              21,493
British Telecommunications PLC
   8.375% due 12/15/2010                             519,000             578,889
Qwest Communications International, Inc.
   7.25% due 02/15/2011                               87,000              89,175
Sprint Capital Corp.
   6.875% due 11/15/2028                           1,298,000           1,339,191
Telecom Italia Capital
   6.00% due 09/30/2034 (a)                        1,341,000           1,206,390
Verizon Communications, Inc.
   8.75% due 11/01/2021                              865,000           1,020,607
                                                               -----------------
                                                                       5,569,311
TOBACCO - 0.28%
Alliance One International, Inc.
   11.00% due 05/15/2012                              18,000              17,280
Altria Group, Inc.
   7.00% due 11/04/2013                              926,000             995,554
RJ Reynolds Tobacco Holdings, Inc.
   7.30% due 07/15/2015 (a)                           44,000              45,210
                                                               -----------------
                                                                       1,058,044
TRUCKING & FREIGHT - 0.00%
Grupo Transportacion Ferroviaria
   Mexicana, S.A. de C.V.
   9.375% due 05/01/2012                              10,000              11,000
                                           -----------------   -----------------
TOTAL CORPORATE BONDS
   (Cost $169,293,553)                                         $     173,505,521
                                                               -----------------
MUNICIPAL BONDS - 1.93%
ARIZONA - 0.23%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                    $         875,000   $         894,355
CALIFORNIA - 0.88%
Los Angeles County California Pension,
   Series A
   8.62% due 06/30/2006                            1,300,000           1,311,739
San Bernardino County California,
   Series A
   5.15% due 08/01/2011                              795,000             786,207
Southern California Public Power
   Authority Project,
   Series B
   6.93% due 05/15/2017                            1,125,000           1,265,423
                                                               -----------------
                                                                       3,363,369
FLORIDA - 0.27%
Miami Beach Florida Redevelopment Agency
   Tax
Increment Revenue
   8.95% due 12/01/2022                              865,000           1,018,537
INDIANA - 0.03%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                              120,000             115,415
MARYLAND - 0.07%
Maryland State Transportation Authority,
   Ltd.
   5.84% due 07/01/2011                              260,000             266,456
MICHIGAN - 0.31%
Detroit Michigan Downtown Development
   Authority
   6.20% due 07/01/2008                            1,155,000           1,178,135
NEW JERSEY - 0.03%
Jersey City New Jersey Municipal
   Utilities Authority
   4.55% due 05/15/2012                              130,000             124,306
NEW YORK - 0.11%
Sales Tax Asset Receivable Corp.,
   Series B
   4.25% due 10/15/2011                              435,000             412,554
                                           -----------------   -----------------
TOTAL MUNICIPAL BONDS (Cost $7,533,565)                        $       7,373,127
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.91%
Asset Securitization Corp.,
   Series 1997-D5, Class A1B
   6.66% due 02/14/2043                              562,614             566,321
Banc of America Commercial Mortgage,
   Inc.,
   Series 2002-PB2 Class A4
   6.186% due 06/11/2035                           2,594,203           2,683,012
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039                            2,594,203           2,459,616
Chase Commercial Mortgage Securities
   Corp.,
   Series 1998-1, Class A2
   6.56% due 05/18/2030                            1,873,621           1,907,084
Chase Commercial Mortgage Securities
   Corp.,
   Series 1998-2, Class A2
   6.39% due 11/18/2030                            2,053,679           2,094,925
Commercial Mortgage Asset Trust, Series
   1999-C1, Class A3
   6.64% due 01/17/2032                            2,594,203           2,678,793

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
First Union - Chase Commercial Mortgage,
   Series 1999-C2, Class A2
   6.645% due 06/15/2031                   $       2,451,687   $       2,524,627
General Electric Capital Assurance
   Company,
   Series 2003-1, Class A5
   5.7426% due 05/12/2035                            570,725             575,175
Government National Mortgage
   Association,
   Series 2005-74, Class HA
   7.50% due 09/16/2035                              363,478             380,629
Government National Mortgage
   Association,
   Series 2005-74, Class HB
   7.50% due 09/16/2035                              250,140             260,067
Government National Mortgage
   Association,
   Series 2005-74, Class HC
   7.50% due 09/16/2035                              178,066             186,469
JP Morgan Chase Commercial Mortgage
   Securities
   Corp, Series 2006-CB14, Class A4
   5.481% due 12/12/2044 (b)                       1,500,000           1,487,696
LB-UBS Commercial Mortgage Trust, Series
   2005-C5, Class A4
   4.954% due 09/15/2030                           1,500,000           1,433,416
LB-UBS Commercial Mortgage Trust,
   Series 2001-C7, Class A3
   5.642% due 12/15/2025                           2,220,871           2,234,491
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                           1,297,102           1,366,055
Morgan Stanley Capital I, Inc., Series
   1998-WF2,
   Class A2
   6.54% due 07/15/2030                              937,261             955,312
Morgan Stanley Capital I, Inc., Series
   1999-WF1,
   Class A2
   6.21% due 11/15/2031                            2,458,476           2,497,225
Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP5, Class A4
   6.39% due 10/15/2035                            1,729,469           1,801,451
Morgan Stanley Dean Witter Capital I,
   Series 2001, Class A4
   6.39% due 07/15/2033                              726,377             755,694
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                              259,421             266,271
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1B
   6.59% due 03/15/2030                            2,464,493           2,521,594
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                           2,594,203           2,444,983
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $34,936,078)                                          $      34,080,906
                                                               -----------------
ASSET BACKED SECURITIES - 4.82%
AESOP Funding II LLC, Series 2003-4,
   Class A
   2.86% due 08/20/2009                            1,505,000           1,429,553
Capital One Multi-Asset Execution Trust,
   Series 2003-A4, Class A4
   3.65% due 07/15/2011                            2,660,000           2,566,803
Carmax Auto Owner Trust,
   Series 2004-2, Class A4
   3.46% due 09/15/2011                    $       2,595,000   $       2,510,227
Ford Credit Auto Owner Trust, Series
   2005-C,
   Class A4
   4.36% due 06/15/2010                            1,786,000           1,744,522
Harley-Davidson Motorcycle Trust,
   Series 2005-1, Class A2
   3.76% due 12/17/2012                            2,595,000           2,533,656
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                              604,018             630,213
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A
   5.75% due 10/15/2008                            1,730,000           1,731,610
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                              217,000             226,677
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                            2,595,000           2,522,449
USAA Auto Owner Trust, Series 2004-1,
   Class A4
   2.67% due 10/15/2010                              718,000             698,437
WFS Financial Owner Trust,
   Series 2005-2, Class A4
   4.39% due 11/19/2012                            1,855,000           1,827,555
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $18,799,057)                                          $      18,421,702
                                                               -----------------
SHORT TERM INVESTMENTS - 22.94%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      87,692,245   $      87,692,245
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $87,692,245)                                          $      87,692,245
                                                               -----------------
REPURCHASE AGREEMENTS - 4.84%
Deutsche Bank Tri-Party Repurchase
   Agreement dated 03/31/2006 at
   4.50% to be repurchased at
   $18,517,942 on 04/03/2006,
   collateralized by $19,338,000 U.S.
   Treasury Bills, zero coupon due
   11/28/2006 (valued at
   $18,886,866, including interest)
   (c)***                                  $      18,511,000   $      18,511,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,511,000)                                          $      18,511,000
                                                               -----------------
TOTAL INVESTMENTS (INVESTMENT QUALITY
   BOND TRUST)
   (COST $463,361,779) - 121.80%                               $     465,625,908
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (21.80)%                                                          (83,343,666)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     382,282,242
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.99%
ADVERTISING - 0.78%
Omnicom Group, Inc.                                   52,700   $       4,387,275
AEROSPACE - 1.18%
Boeing Company                                        85,600           6,670,808
AGRICULTURE - 1.16%
Monsanto Company                                      77,200           6,542,700
APPAREL & TEXTILES - 0.88%
Cintas Corp.                                          42,000           1,790,040
NIKE, Inc., Class B                                   37,300           3,174,230
                                                               -----------------
                                                                       4,964,270
AUTO PARTS - 0.24%
Gentex Corp. (a)                                      79,100           1,381,086
BANKING - 0.86%
Wachovia Corp.                                        33,200           1,860,860
Wells Fargo Company                                   46,700           2,982,729
                                                               -----------------
                                                                       4,843,589
BIOTECHNOLOGY - 2.57%
Amgen, Inc. *                                        131,400           9,559,350
Genentech, Inc. *                                     59,100           4,994,541
                                                               -----------------
                                                                      14,553,891
BROADCASTING - 0.37%
Univision Communications, Inc.,
   Class A *                                          60,500           2,085,435
BUSINESS SERVICES - 2.78%
Affiliated Computer Services, Inc.,
   Class A * (a)                                      36,150           2,156,709
Automatic Data Processing, Inc.                      112,800           5,152,704
Cadence Design Systems, Inc. *                        98,500           1,821,265
First Data Corp.                                      94,300           4,415,126
Robert Half International, Inc.                       55,900           2,158,299
                                                               -----------------
                                                                      15,704,103
CHEMICALS - 0.44%
Praxair, Inc.                                         44,700           2,465,205
COMPUTERS & BUSINESS EQUIPMENT - 8.73%
Cisco Systems, Inc. *                                807,595          17,500,584
Dell, Inc. *                                         212,900           6,335,904
EMC Corp. *                                          416,200           5,672,806
Hewlett-Packard Company                               59,500           1,957,550
International Business Machines Corp.                153,500          12,659,145
National Instruments Corp.                            86,900           2,834,678
Network Appliance, Inc. *                             68,200           2,457,246
                                                               -----------------
                                                                      49,417,913
COSMETICS & TOILETRIES - 5.36%
Avon Products, Inc.                                  146,060           4,552,690
Colgate-Palmolive Company                            137,800           7,868,380
Estee Lauder Companies, Inc., Class A
   (a)                                                68,500           2,547,515
Procter & Gamble Company                             266,907          15,379,182
                                                               -----------------
                                                                      30,347,767
DRUGS & HEALTH CARE - 1.81%
Wyeth                                                211,300          10,252,276
ELECTRICAL EQUIPMENT - 0.60%
Cooper Industries, Ltd., Class A                      15,500   $       1,346,950
Molex, Inc. (a)                                       62,600           2,078,320
                                                               -----------------
                                                                       3,425,270
ELECTRONICS - 0.53%
Amphenol Corp., Class A (a)                           10,600             553,108
Thermo Electron Corp. * (a)                           65,600           2,433,104
                                                               -----------------
                                                                       2,986,212
FINANCIAL SERVICES - 2.44%
Ameriprise Financial, Inc.                            82,320           3,709,339
Goldman Sachs Group, Inc.                             13,400           2,103,264
SLM Corp.                                             98,500           5,116,090
State Street Corp.                                    47,800           2,888,554
                                                               -----------------
                                                                      13,817,247
FOOD & BEVERAGES - 4.58%
Hershey Foods Corp.                                   47,300           2,470,479
Kellogg Company                                       54,400           2,395,776
McCormick & Company, Inc.                             59,100           2,001,126
PepsiCo, Inc.                                        195,800          11,315,282
The Coca-Cola Company                                184,400           7,720,828
                                                               -----------------
                                                                      25,903,491
HEALTHCARE PRODUCTS - 7.25%
Baxter International, Inc.                           141,400           5,487,734
Becton, Dickinson & Company                           57,600           3,547,008
C.R. Bard, Inc.                                       40,000           2,712,400
Fisher Scientific International, Inc.
   * (a)                                              39,500           2,687,975
Johnson & Johnson                                    320,200          18,962,244
Medtronic, Inc.                                      105,580           5,358,185
St. Jude Medical, Inc. *                              55,100           2,259,100
                                                               -----------------
                                                                      41,014,646
HEALTHCARE SERVICES - 2.49%
Omnicare, Inc. (a)                                    26,200           1,440,738
Quest Diagnostics, Inc.                               42,000           2,154,600
UnitedHealth Group, Inc.                             187,860          10,493,860
                                                               -----------------
                                                                      14,089,198
HOLDINGS COMPANIES/CONGLOMERATES - 5.11%
General Electric Company                             831,300          28,912,614
INSURANCE - 3.26%
AFLAC, Inc.                                           96,600           4,359,558
Ambac Financial Group, Inc.                           35,400           2,817,840
American International Group, Inc.                   170,556          11,272,046
                                                               -----------------
                                                                      18,449,444
INTERNET RETAIL - 1.52%
Amazon.com, Inc. * (a)                                77,510           2,829,890
eBay, Inc. *                                         147,100           5,745,726
                                                               -----------------
                                                                       8,575,616
INTERNET SERVICE PROVIDER - 1.44%
Google, Inc., Class A *                               20,900           8,151,000
LEISURE TIME - 0.58%
Electronic Arts, Inc. *                               60,100           3,288,672

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
LIFE SCIENCES - 0.38%
Waters Corp. *                                        49,500   $       2,135,925
MANUFACTURING - 3.34%
3M Company                                           144,100          10,906,929
Danaher Corp.                                         76,400           4,855,220
Honeywell International, Inc.                         73,300           3,135,041
                                                               -----------------
                                                                      18,897,190
METAL & METAL PRODUCTS - 0.27%
Precision Castparts Corp.                             26,000           1,544,400
OFFICE FURNISHINGS & SUPPLIES - 0.46%
Herman Miller, Inc.                                   80,800           2,618,728
PETROLEUM SERVICES - 2.75%
Baker Hughes, Inc.                                    29,600           2,024,640
BJ Services Company                                   28,000             968,800
Schlumberger, Ltd.                                    99,200          12,555,744
                                                               -----------------
                                                                      15,549,184
PHARMACEUTICALS - 2.46%
Eli Lilly & Company                                   79,625           4,403,263
Merck & Company, Inc.                                 79,500           2,800,785
Pfizer, Inc.                                         105,146           2,620,238
Schering-Plough Corp.                                215,700           4,096,143
                                                               -----------------
                                                                      13,920,429
RETAIL GROCERY - 0.63%
Sysco Corp.                                          111,900           3,586,395
RETAIL TRADE - 11.39%
Best Buy Company, Inc.                               123,550           6,910,151
CVS Corp.                                            129,700           3,874,139
Home Depot, Inc.                                     245,800          10,397,340
J.C. Penney Company, Inc.                             28,700           1,733,767
Kohl's Corp. *                                        49,400           2,618,694
Lowe's Companies, Inc.                                95,400           6,147,576
Staples, Inc.                                        165,950           4,235,044
Target Corp.                                         108,600           5,648,286
Walgreen Company                                     154,700           6,672,211
Wal-Mart Stores, Inc.                                343,300          16,217,492
                                                               -----------------
                                                                      64,454,700
SEMICONDUCTORS - 7.83%
Altera Corp. *                                       263,700           5,442,768
Analog Devices, Inc.                                 123,700           4,736,473
Applied Materials, Inc.                              251,395           4,401,927
Intel Corp.                                          540,600          10,460,610
KLA-Tencor Corp.                                      61,845           2,990,824
NVIDIA Corp. *                                        73,600           4,214,336
Texas Instruments, Inc.                              371,575          12,065,040
                                                               -----------------
                                                                      44,311,978
SOFTWARE - 7.41%
Adobe Systems, Inc. *                                 68,100           2,378,052
BEA Systems, Inc. * (a)                              195,100           2,561,663
Microsoft Corp.                                    1,071,110          29,144,903
Oracle Corp. *                                       570,900   $       7,815,621
                                                               -----------------
                                                                      41,900,239
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.96%
QUALCOMM, Inc.                                       219,300          11,098,773
TELEPHONE - 1.55%
AT&T, Inc.                                           114,100           3,085,264
Sprint Corp.                                         108,624           2,806,844
Verizon Communications, Inc.                          84,500           2,878,070
                                                               -----------------
                                                                       8,770,178
TRAVEL SERVICES - 1.40%
American Express Company                             150,700           7,919,285
TRUCKING & FREIGHT - 1.20%
United Parcel Service, Inc., Class B                  85,500           6,786,990
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $510,043,006)                        $     565,724,122
                                                               -----------------
SHORT TERM INVESTMENTS - 2.60%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      14,688,016   $      14,688,016
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $14,688,016)                                          $      14,688,016
                                                               -----------------
REPURCHASE AGREEMENTS - 1.97%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $11,159,207 on 04/03/2006,
   collateralized by $11,645,000
   Federal National Mortgage
   Association, 4.125% due
   05/15/2010 (valued at
   $11,382,988, including interest) (c)    $      11,156,000   $      11,156,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,156,000)                                          $      11,156,000
                                                               -----------------
TOTAL INVESTMENTS (LARGE CAP GROWTH
   TRUST)
   (COST $535,887,022) - 104.56%                               $     591,568,138
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (4.56)%                                                           (25,818,063)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     565,750,075
                                                               =================

LARGE CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.73%
ADVERTISING - 2.02%
Omnicom Group, Inc.                                   35,925   $       2,990,756
AEROSPACE - 2.89%
Lockheed Martin Corp.                                 31,312           2,352,471
Northrop Grumman Corp.                                28,335           1,934,997
                                                               -----------------
                                                                       4,287,468

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUTO PARTS - 2.30%
BorgWarner, Inc. (a)                                  15,131   $         908,465
Johnson Controls, Inc.                                32,873           2,496,047
                                                               -----------------
                                                                       3,404,512
BANKING - 4.81%
Fifth Third Bancorp. (a)                              68,105           2,680,613
Wells Fargo Company                                   69,561           4,442,861
                                                               -----------------
                                                                       7,123,474
BIOTECHNOLOGY - 2.25%
Cephalon, Inc. * (a)                                  12,897             777,044
Genzyme Corp. *                                       37,998           2,554,226
                                                               -----------------
                                                                       3,331,270
BROADCASTING - 0.49%
Univision Communications, Inc., Class
   A *                                                21,245             732,315
BUILDING MATERIALS & CONSTRUCTION -
   2.11%
Masco Corp.                                           96,122           3,123,004
BUSINESS SERVICES - 2.04%
Accenture, Ltd., Class A (a)                          40,030           1,203,702
Cendant Corp.                                         60,186           1,044,227
R.H. Donnelley Corp. * (a)                            13,210             769,219
                                                               -----------------
                                                                       3,017,148
CABLE AND TELEVISION - 1.22%
DIRECTV Group, Inc. *                                110,391           1,810,412
COMPUTERS & BUSINESS EQUIPMENT - 1.12%
Dell, Inc. *                                          55,900           1,663,584
CRUDE PETROLEUM & NATURAL GAS - 1.49%
Marathon Oil Corp.                                    28,931           2,203,674
DRUGS & HEALTH CARE - 3.29%
Wyeth                                                100,482           4,875,387
ELECTRICAL UTILITIES - 3.90%
American Electric Power Company, Inc.                 34,157           1,162,021
Exelon Corp.                                          69,187           3,659,992
Northeast Utilities                                   17,700             345,681
Pepco Holdings, Inc.                                  26,719             608,926
                                                               -----------------
                                                                       5,776,620
ENERGY - 0.97%
Sempra Energy                                         30,986           1,439,610
FINANCIAL SERVICES - 14.66%
Citigroup, Inc.                                      134,266           6,341,383
Federal Home Loan Mortgage Corp.                      37,255           2,272,555
JPMorgan Chase & Company                              71,901           2,993,958
Mellon Financial Corp.                                85,568           3,046,221
Morgan Stanley                                        80,687           5,068,757
PNC Financial Services Group, Inc.                    29,696           1,998,838
                                                               -----------------
                                                                      21,721,712
GAS & PIPELINE UTILITIES - 0.56%
NiSource, Inc.                                        40,702             822,994
HEALTHCARE PRODUCTS - 3.34%
Johnson & Johnson                                     52,992           3,138,186
Medtronic, Inc.                                       17,566   $         891,474
Zimmer Holdings, Inc. *                               13,616             920,442
                                                               -----------------
                                                                       4,950,102
HEALTHCARE SERVICES - 5.45%
Healthsouth Corp. * (a)                               42,911             214,126
Medco Health Solutions, Inc. *                        32,850           1,879,677
UnitedHealth Group, Inc.                              69,157           3,863,110
Wellpoint, Inc. *                                     27,361           2,118,562
                                                               -----------------
                                                                       8,075,475
INSURANCE - 4.35%
Allstate Corp.                                        26,700           1,391,337
American International Group, Inc.                    54,032           3,570,975
Hartford Financial Services Group, Inc.               18,462           1,487,114
                                                               -----------------
                                                                       6,449,426
INTERNET RETAIL - 1.24%
Expedia, Inc. *                                       90,449           1,833,401
INTERNET SOFTWARE - 1.28%
Symantec Corp. *                                     113,015           1,902,042
LEISURE TIME - 1.48%
Carnival Corp.                                        46,301           2,193,278
LIFE SCIENCES - 0.89%
Waters Corp. *                                        30,455           1,314,133
LIQUOR - 0.69%
Anheuser-Busch Companies, Inc.                        23,900           1,022,203
MANUFACTURING - 3.16%
Harley-Davidson, Inc.                                 24,700           1,281,436
Illinois Tool Works, Inc.                             31,976           3,079,609
Mettler-Toledo International, Inc. *                   5,400             325,836
                                                               -----------------
                                                                       4,686,881
PETROLEUM SERVICES - 2.83%
Baker Hughes, Inc.                                    15,172           1,037,765
Exxon Mobil Corp.                                     22,431           1,365,150
GlobalSantaFe Corp. (a)                               29,400           1,786,050
                                                               -----------------
                                                                       4,188,965
PHARMACEUTICALS - 3.73%
Allergan, Inc.                                        29,337           3,183,064
Bristol-Myers Squibb Company                          42,901           1,055,794
Caremark Rx, Inc. *                                   26,187           1,287,877
                                                               -----------------
                                                                       5,526,735
RAILROADS & EQUIPMENT - 2.02%
Burlington Northern Santa Fe Corp.                    35,850           2,987,381
RETAIL GROCERY - 1.94%
Sysco Corp.                                           28,000             897,400
The Kroger Company *                                  96,902           1,972,925
                                                               -----------------
                                                                       2,870,325
RETAIL TRADE - 3.04%
Costco Wholesale Corp.                                48,410           2,621,886

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Kohl's Corp. *                                        35,595   $       1,886,891
                                                               -----------------
                                                                       4,508,777
SEMICONDUCTORS - 2.90%
Analog Devices, Inc.                                  37,300           1,428,217
Intel Corp.                                          106,100           2,053,035
Xilinx, Inc.                                          32,309             822,587
                                                               -----------------
                                                                       4,303,839
SOFTWARE - 6.34%
Mercury Interactive Corp. *                           31,876           1,109,285
Microsoft Corp.                                      204,011           5,551,139
Oracle Corp. *                                       200,115           2,739,575
                                                               -----------------
                                                                       9,399,999
TELEPHONE - 4.29%
AT&T, Inc.                                            67,926           1,836,719
Sprint Corp.                                         175,238           4,528,150
                                                               -----------------
                                                                       6,364,869
TRUCKING & FREIGHT - 1.64%
Fedex Corp.                                           21,517           2,430,130
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $132,366,529)                        $     143,331,901
                                                               -----------------
SHORT TERM INVESTMENTS - 3.60%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $       5,045,533   $       5,045,533
United States Treasury Bills
   4.245% due 07/06/2006                             300,000             296,587
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,341,801)                                           $       5,342,120
                                                               -----------------
REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $4,596,321 on 04/03/2006,
   collateralized by $4,625,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $4,689,935, including
   interest) (c)                           $       4,595,000   $       4,595,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,595,000)                                           $       4,595,000
                                                               -----------------
TOTAL INVESTMENTS (LARGE CAP TRUST)
   (COST $142,303,330) - 103.43%                               $     153,269,021
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (3.43)%                                                            (5,089,694)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     148,179,327
                                                               =================

LARGE CAP VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.51%
AEROSPACE - 3.54%
Lockheed Martin Corp.                                 30,480   $       2,289,962
Northrop Grumman Corp.                                57,000           3,892,530
Raytheon Company                                      77,000           3,529,680
                                                               -----------------
                                                                       9,712,172
AGRICULTURE - 1.27%
Archer-Daniels-Midland Company                       104,000           3,499,600
APPAREL & TEXTILES - 0.40%
Polo Ralph Lauren Corp., Class A (a)                  18,000           1,090,980
AUTO SERVICES - 0.13%
AutoNation, Inc. * (a)                                17,000             366,350
BANKING - 1.26%
Bank of America Corp.                                 76,000           3,461,040
BUSINESS SERVICES - 1.66%
Cadence Design Systems, Inc. *                        10,000             184,900
Computer Sciences Corp. *                             34,000           1,888,700
Convergys Corp. *                                     14,000             254,940
NCR Corp. *                                           53,546           2,237,687
                                                               -----------------
                                                                       4,566,227
CELLULAR COMMUNICATIONS - 1.19%
Motorola, Inc.                                       143,000           3,276,130
CHEMICALS - 0.80%
Eastman Chemical Company (a)                          41,000           2,098,380
Tronox, Inc. *                                         6,251             106,202
                                                               -----------------
                                                                       2,204,582
COMPUTERS & BUSINESS EQUIPMENT - 3.40%
Apple Computer, Inc. *                                30,000           1,881,600
Hewlett-Packard Company                              204,000           6,711,600
Sybase, Inc. * (a)                                    35,423             748,134
                                                               -----------------
                                                                       9,341,334
CRUDE PETROLEUM & NATURAL GAS - 9.85%
Amerada Hess Corp.                                    22,000           3,132,800
Apache Corp.                                          50,000           3,275,500
Burlington Resources, Inc.                            43,000           3,952,130
ChevronTexaco Corp.                                   31,119           1,803,968
Devon Energy Corp.                                    63,000           3,853,710
Marathon Oil Corp.                                    50,000           3,808,500
Occidental Petroleum Corp.                            47,000           4,354,550
Sunoco, Inc.                                          37,000           2,870,090
                                                               -----------------
                                                                      27,051,248
ELECTRICAL UTILITIES - 0.16%
Edison International                                  11,000             452,980
ELECTRONICS - 2.10%
Agilent Technologies, Inc. *                          75,000           2,816,250
Solectron Corp. *                                    736,000           2,944,000
                                                               -----------------
                                                                       5,760,250
ENERGY - 0.28%
TXU Corp.                                             17,000             760,920

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES - 13.29%
CIT Group, Inc.                                       53,000   $       2,836,560
Citigroup, Inc.                                      101,000           4,770,230
Countrywide Financial Corp.                           70,845           2,600,012
Goldman Sachs Group, Inc.                             33,000           5,179,680
Janus Capital Group, Inc.                            103,000           2,386,510
JPMorgan Chase & Company                             212,000           8,827,680
Lehman Brothers Holdings, Inc.                        31,000           4,480,430
Morgan Stanley                                        86,000           5,402,520
                                                               -----------------
                                                                      36,483,622
FOOD & BEVERAGES - 0.33%
Pepsi Bottling Group, Inc.                            30,000             911,700
HEALTHCARE PRODUCTS - 0.41%
Becton, Dickinson & Company                           18,124           1,116,076
HEALTHCARE SERVICES - 4.97%
Cardinal Health, Inc.                                 42,000           3,129,840
HCA, Inc.                                             33,775           1,546,557
Humana, Inc. *                                        52,000           2,737,800
McKesson Corp.                                        51,074           2,662,488
Wellpoint, Inc. *                                     46,000           3,561,780
                                                               -----------------
                                                                      13,638,465
HOMEBUILDERS - 0.76%
Ryland Group, Inc. (a)                                30,000           2,082,000
HOUSEHOLD APPLIANCES - 1.10%
Whirlpool Corp.                                       33,000           3,018,510
INSURANCE - 14.00%
Aetna, Inc.                                           58,000           2,850,120
American Financial Group, Inc. (a)                     7,414             308,496
Aon Corp.                                             78,000           3,237,780
CIGNA Corp.                                           25,000           3,265,500
Hartford Financial Services Group, Inc.               34,000           2,738,700
Lincoln National Corp.                                56,000           3,057,040
MetLife, Inc.                                         51,000           2,466,870
MGIC Investment Corp.                                 46,000           3,064,980
Nationwide Financial Services, Inc.,
   Class A                                             6,591             283,545
PMI Group, Inc. (a)                                   64,000           2,938,880
Principal Financial Group, Inc.                       66,000           3,220,800
Prudential Financial, Inc.                            47,000           3,563,070
SAFECO Corp.                                          40,000           2,008,400
St. Paul Travelers Companies, Inc.                    69,000           2,883,510
UnumProvident Corp. (a)                              124,000           2,539,520
                                                               -----------------
                                                                      38,427,211
INTERNATIONAL OIL - 4.65%
Anadarko Petroleum Corp.                              37,000           3,737,370
ConocoPhillips                                        96,000           6,062,400
Kerr-McGee Corp.                                      31,000           2,959,880
                                                               -----------------
                                                                      12,759,650
INTERNET SOFTWARE - 1.40%
Checkfree Corp. *                                     46,000           2,323,000
McAfee, Inc. *                                        62,000           1,508,460
                                                               -----------------
                                                                       3,831,460
LEISURE TIME - 1.62%
Walt Disney Company                                  159,000   $       4,434,510
MANUFACTURING - 1.07%
SPX Corp.                                             55,000           2,938,100
METAL & METAL PRODUCTS - 0.21%
Precision Castparts Corp.                              9,886             587,228
MINING - 1.06%
Phelps Dodge Corp.                                    36,000           2,899,080
PETROLEUM SERVICES - 8.97%
Exxon Mobil Corp.                                    292,000          17,771,120
Tesoro Petroleum Corp.                                39,000           2,665,260
Valero Energy Corp.                                   70,000           4,184,600
                                                               -----------------
                                                                      24,620,980
PHARMACEUTICALS - 6.26%
AmerisourceBergen Corp.                               58,000           2,799,660
Caremark Rx, Inc. *                                   39,000           1,918,020
Merck & Company, Inc.                                147,000           5,178,810
Pfizer, Inc.                                         293,000           7,301,560
                                                               -----------------
                                                                      17,198,050
PUBLISHING - 0.18%
American Greetings Corp., Class A (a)                 23,000             497,260
RAILROADS & EQUIPMENT - 1.32%
Norfolk Southern Corp.                                67,000           3,622,690
RETAIL TRADE - 3.59%
Circuit City Stores, Inc.                             14,000             342,720
Dollar Tree Stores, Inc. *                            58,000           1,604,860
J.C. Penney Company, Inc.                             51,000           3,080,910
Nordstrom, Inc.                                       56,841           2,227,030
Tiffany & Co. (a)                                     69,000           2,590,260
                                                               -----------------
                                                                       9,845,780
SEMICONDUCTORS - 1.89%
Advanced Micro Devices, Inc. *                        84,000           2,785,440
Intersil Corp., Class A                               14,828             428,826
QLogic Corp. *                                       102,148           1,976,564
                                                               -----------------
                                                                       5,190,830
SOFTWARE - 1.87%
Autodesk, Inc. *                                      44,000           1,694,880
BMC Software, Inc. *                                  57,665           1,249,024
Compuware Corp. *                                    279,000           2,184,570
                                                               -----------------
                                                                       5,128,474
STEEL - 1.30%
Nucor Corp.                                           34,000           3,562,860
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.24%
Citizens Communications Company                       49,000             650,230
TELEPHONE - 1.16%
Qwest Communications International,
   Inc. * (a)                                        469,000           3,189,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES - 0.82%
Sabre Holdings Corp. (a)                              95,558   $       2,248,480
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $229,193,373)                        $     270,426,259
                                                               -----------------
SHORT TERM INVESTMENTS - 5.78%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      15,861,943   $      15,861,943
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,861,943)                                           $      15,861,943
                                                               -----------------
REPURCHASE AGREEMENTS - 0.49%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $1,348,388 on 04/03/2006,
   collateralized by $1,450,000
   Federal National Mortgage
   Association, 5.70% due
   03/27/2023 (valued at $1,379,313,
   including interest) (c)                 $       1,348,000   $       1,348,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,348,000)                                           $       1,348,000
                                                               -----------------
TOTAL INVESTMENTS (LARGE CAP VALUE
   TRUST) (COST $246,403,316) - 104.78%                        $     287,636,202
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (4.78)%                                                           (13,124,801)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     274,511,401
                                                               =================

LIFESTYLE AGGRESSIVE 1000 TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                      669,462   $      11,929,820
All Cap Value Trust Series NAV                       749,143          11,821,480
Blue Chip Growth Trust Series NAV                  1,624,133          29,591,709
Capital Appreciation Trust Series NAV              2,341,379          23,764,995
Core Equity Trust Series NAV                       1,171,405          17,805,349
Emerging Growth Trust Series NAV                     600,878          12,095,676
Equity-Income Trust Series NAV                       997,068          17,687,980
Fundamental Value Trust Series NAV                 1,504,490          23,605,441
International Equity Index Trust B
   Series NAV                                      1,290,033          24,020,418
International Opportunities Trust Series
   NAV                                             1,406,311          24,076,041
International Small Cap Trust Series NAV           1,678,017          36,110,932
International Stock Trust Series NAV               3,407,961          47,984,093
International Value Trust Series NAV               2,781,034          47,917,211
Large Cap Trust Series NAV                           803,186          11,750,618
Large Cap Value Trust Series NAV                     255,024           5,875,752
Mid Cap Core Trust Series NAV                      1,346,183          23,746,670
Mid Cap Stock Trust Series NAV                       707,026          11,934,601
Mid Cap Value Trust Series NAV                       903,431          17,644,017
Natural Resources Trust Series NAV                   846,369          30,113,797
Quantitative Mid Cap Trust Series NAV                755,937          11,958,924
JOHN HANCOCK TRUST
Quantitative Value Trust Series NAV                1,112,261   $      17,740,567
Small Cap Opportunities Trust Series NAV             479,443          11,971,683
Small Cap Trust Series NAV                         1,144,946          18,055,795
Small Company Trust Series NAV                       686,087          11,951,640
Small Company Value Trust Series NAV                 716,285          18,136,343
Special Value Trust Series NAV                       566,963          12,030,953
U.S. Global Leaders Growth Trust Series
   NAV                                               443,300           5,855,987
U.S. Multi Sector Trust Series NAV                 3,527,078          47,474,465
Vista Trust Series NAV                               837,214          12,072,626
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $517,890,944)                                         $     596,725,583
                                                               -----------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
   1000 TRUST) (COST $517,890,944) -
   100.00%                                                     $     596,725,583
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                 (25,673)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     596,699,910
                                                               =================

LIFESTYLE BALANCED 640 TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV                      13,169,417   $     127,611,652
Blue Chip Growth Trust Series NAV                 28,223,913         514,239,694
Core Bond Trust Series NAV                        10,183,360         127,597,495
Core Equity Trust Series NAV                      12,696,615         192,988,548
Equity-Income Trust Series NAV                    18,104,035         321,165,575
Fundamental Value Trust Series NAV                12,251,729         192,229,629
Global Bond Trust Series NAV                      13,377,540         192,235,247
High Yield Trust Series NAV                       73,123,039         772,179,295
International Opportunities Trust Series
   NAV                                             7,604,608         130,190,883
International Small Cap Trust Series NAV           6,052,314         130,245,799
International Stock Trust Series NAV              18,498,066         260,452,776
International Value Trust Series NAV              15,000,368         258,456,339
Large Cap Trust Series NAV                         4,351,991          63,669,626
Large Cap Value Trust Series NAV                   2,781,874          64,094,384
Mid Cap Stock Trust Series NAV                     3,848,040          64,954,912
Natural Resources Trust Series NAV                 7,460,887         265,458,367
Real Estate Securities Trust Series NAV           11,446,481         325,537,923
Real Return Bond Trust Series NAV                 24,207,142         320,744,633
Small Cap Opportunities Trust Series NAV           2,605,902          65,069,362
Small Cap Trust Series NAV                         4,139,437          65,278,918
Small Company Value Trust Series NAV               2,593,230          65,660,594
Spectrum Income Trust Series NAV                  24,932,688         320,883,696
Strategic Bond Trust Series NAV                   15,974,610         192,014,813
Strategic Value Trust Series NAV                  11,542,711         128,239,523
Total Return Trust Series NAV                     23,377,889         320,744,632
U.S. Global Leaders Growth Trust Series
   NAV                                            14,531,889         191,966,249
U.S. High Yield Bond Trust Series NAV              9,575,166         127,732,719
U.S. Multi Sector Trust Series NAV                28,616,564         385,178,949
Value & Restructuring Trust Series NAV             9,055,423         128,677,559

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE BALANCED 640 TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
500 Index Trust Series NAV                        11,372,412   $     127,825,908
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $5,979,914,524)                                       $   6,443,325,699
                                                               -----------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED
   640 TRUST) (COST $5,979,914,524) -
   100.00%                                                     $   6,443,325,699
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                 (98,133)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   6,443,227,566
                                                               =================

LIFESTYLE CONSERVATIVE 280 TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV                       6,393,162   $      61,949,740
Blue Chip Growth Trust Series NAV                    682,108          12,428,012
Core Bond Trust Series NAV                           984,939          12,341,289
Equity-Income Trust Series NAV                       699,731          12,413,232
Fundamental Value Trust Series NAV                   790,785          12,407,421
Global Bond Trust Series NAV                       3,465,943          49,805,600
High Yield Trust Series NAV                        4,109,947          43,401,043
International Stock Trust Series NAV                 890,891          12,543,750
International Value Trust Series NAV               1,086,420          18,719,024
Investment Quality Bond Trust Series NAV           2,605,362          30,925,652
Real Estate Securities Trust Series NAV            1,097,838          31,222,502
Real Return Bond Trust Series NAV                  1,864,082          24,699,085
Spectrum Income Trust Series NAV                   4,337,432          55,822,753
Strategic Bond Trust Series NAV                    3,607,683          43,364,352
Total Return Trust Series NAV                      7,229,418          99,187,619
U.S. Government Securities Trust Series
   NAV                                             5,017,371          68,186,069
U.S. High Yield Bond Trust Series NAV                463,193           6,178,999
U.S. Multi Sector Trust Series NAV                   918,059          12,357,068
Value & Restructuring Trust Series NAV               884,486          12,568,544
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $603,995,177)                                         $     620,521,754
                                                               -----------------
TOTAL INVESTMENTS (LIFESTYLE
   CONSERVATIVE 280 TRUST) (COST
   $603,995,177) - 100.01%                                     $     620,521,754
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                               (31,916)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     620,489,838
                                                               =================

LIFESTYLE GROWTH 820 TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                    4,020,986   $      71,653,966
All Cap Value Trust Series NAV                     9,070,061         143,125,569
Blue Chip Growth Trust Series NAV                 19,656,966         358,149,922
Capital Appreciation Trust Series NAV             21,184,589         215,023,574
JOHN HANCOCK TRUST
Core Equity Trust Series NAV                      14,130,831   $     214,788,630
Equity-Income Trust Series NAV                    16,141,110         286,343,284
Fundamental Value Trust Series NAV                18,245,201         286,267,197
Global Bond Trust Series NAV                       9,944,720         142,905,628
High Yield Trust Series NAV                       47,499,030         501,589,757
International Equity Index Trust B
   Series NAV                                      3,858,704          71,849,059
International Opportunities Trust Series
   NAV                                            12,643,485         216,456,467
International Small Cap Trust Series NAV          13,410,631         288,596,770
International Stock Trust Series NAV              30,659,410         431,684,488
International Value Trust Series NAV              25,022,679         431,140,761
Large Cap Trust Series NAV                         4,862,876          71,143,873
Large Cap Value Trust Series NAV                   3,093,540          71,275,153
Mid Cap Core Trust Series NAV                     16,237,282         286,425,653
Mid Cap Stock Trust Series NAV                     4,256,462          71,849,071
Mid Cap Value Trust Series NAV                     3,646,858          71,223,132
Natural Resources Trust Series NAV                 8,198,004         291,684,993
Quantitative Value Trust Series NAV               13,457,505         214,647,202
Real Estate Securities Trust Series NAV            5,072,950         144,274,692
Real Return Bond Trust Series NAV                 16,189,094         214,505,489
Small Cap Opportunities Trust Series NAV           5,754,980         143,701,852
Small Cap Trust Series NAV                         4,566,353          72,011,381
Small Company Growth Trust Series NAV              4,860,905          71,989,996
Small Company Value Trust Series NAV               2,860,574          72,429,726
Special Value Trust Series NAV                     3,395,494          72,052,382
Spectrum Income Trust Series NAV                  11,096,107         142,806,901
Strategic Bond Trust Series NAV                   11,878,827         142,783,497
Total Return Trust Series NAV                     20,864,248         286,257,488
U.S. Global Leaders Growth Trust Series
   NAV                                            16,237,669         214,499,607
U.S. Multi Sector Trust Series NAV                37,240,947         501,263,142
Vista Trust Series NAV                             5,034,494          72,597,405
500 Index Trust Series NAV                        12,709,755         142,857,648
Mid Cap Index Trust Series NAV                     3,682,413          71,512,464
Small Cap Index Trust Series NAV                   4,284,374          72,705,819
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES (Cost
   $6,531,120,840)                                             $   7,176,073,638
                                                               -----------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820
   TRUST) (COST $6,531,120,840) -
   100.00%                                                     $   7,176,073,638
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                 (54,637)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   7,176,019,001
                                                               =================

LIFESTYLE MODERATE 460 TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV                      12,752,908   $     123,575,680
Blue Chip Growth Trust Series NAV                  4,249,610          77,427,896
Core Bond Trust Series NAV                         2,442,395          30,603,209
Core Equity Trust Series NAV                       3,057,205          46,469,520
Equity-Income Trust Series NAV                     1,734,099          30,762,908

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE MODERATE 460 TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
Fundamental Value Trust Series NAV                 2,938,289   $      46,101,756
Global Bond Trust Series NAV                       6,449,657          92,681,569
High Yield Trust Series NAV                       14,636,986         154,566,569
International Equity Index Trust B
   Series NAV                                      1,688,845          31,446,290
International Opportunities Trust Series
   NAV                                               918,807          15,729,977
International Stock Trust Series NAV               5,642,121          79,441,069
International Value Trust Series NAV               2,715,240          46,783,581
Investment Quality Bond Trust Series NAV           2,578,197          30,603,197
Real Estate Securities Trust Series NAV            2,226,405          63,318,954
Real Return Bond Trust Series NAV                  4,648,596          61,593,902
Small Cap Trust Series NAV                           994,172          15,678,093
Small Company Trust Series NAV                     1,800,808          31,370,070
Small Company Value Trust Series NAV                 630,045          15,952,742
Spectrum Income Trust Series NAV                   8,397,862         108,080,481
Strategic Bond Trust Series NAV                    6,413,429          77,089,412
Total Return Trust Series NAV                     13,524,596         185,557,458
U.S. Government Securities Trust Series
   NAV                                             2,253,875          30,630,162
U.S. High Yield Bond Trust Series NAV              2,307,008          30,775,489
U.S. Multi Sector Trust Series NAV                 4,576,070          61,593,902
Value & Restructuring Trust Series NAV             2,181,260          30,995,703
500 Index Trust Series NAV                         2,732,639          30,714,858
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $1,470,318,888)                                       $   1,549,544,447
                                                               -----------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE
   460 TRUST) (COST $1,470,318,888) -
   100.00%                                                     $   1,549,544,447
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                 (39,047)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,549,505,400
                                                               =================

MANAGED TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 62.83%
ADVERTISING - 0.15%
Omnicom Group, Inc.                                   34,000   $       2,830,500
AEROSPACE - 0.79%
Boeing Company                                        37,500           2,922,375
General Dynamics Corp.                                29,800           1,906,604
Goodrich Corp.                                        24,800           1,081,528
Lockheed Martin Corp.                                 54,900           4,124,637
Northrop Grumman Corp.                                17,000           1,160,930
Rockwell Collins, Inc.                                15,500             873,425
United Technologies Corp.                             45,400           2,631,838
                                                               -----------------
                                                                      14,701,337
AGRICULTURE - 0.16%
Archer-Daniels-Midland Company                        88,400           2,974,660
APPAREL & TEXTILES - 0.60%
Coach, Inc. *                                         14,100             487,578
Jones Apparel Group, Inc.                             73,000           2,582,010
Liz Claiborne, Inc.                                   85,700           3,511,986
MMohawk Industries, Inc. *                            58,200   $       4,697,904
                                                               -----------------
                                                                      11,279,478
AUTO PARTS - 0.33%
AutoZone, Inc. *                                      22,900           2,282,901
Genuine Parts Company                                 10,000             438,300
Johnson Controls, Inc.                                45,100           3,424,443
                                                               -----------------
                                                                       6,145,644
AUTO SERVICES - 0.14%
AutoNation, Inc. * (a)                               123,300           2,657,115
AUTOMOBILES - 0.37%
Ford Motor Company (a)                               648,100           5,158,876
PACCAR, Inc.                                          23,600           1,663,328
                                                               -----------------
                                                                       6,822,204
BANKING - 0.93%
Bank of America Corp.                                164,384           7,486,047
BB&T Corp.                                            22,000             862,400
Comerica, Inc.                                        46,200           2,678,214
National City Corp.                                  158,100           5,517,690
Northern Trust Corp.                                   3,100             162,750
Wachovia Corp.                                        13,100             734,255
                                                               -----------------
                                                                      17,441,356
BIOTECHNOLOGY - 0.57%
Amgen, Inc. *                                         35,400           2,575,350
Applera Corp.                                         40,600           1,101,884
Genentech, Inc. *                                     81,800           6,912,918
                                                               -----------------
                                                                      10,590,152
BUILDING MATERIALS & CONSTRUCTION -
   0.01%
American Standard Companies, Inc.                      4,400             188,584
BUSINESS SERVICES - 0.87%
Affiliated Computer Services, Inc.,
   Class A *                                          35,200           2,100,032
DST Systems, Inc. *                                   10,500             608,370
Equifax, Inc.                                         37,800           1,407,672
First Data Corp.                                     134,800           6,311,336
Jacobs Engineering Group, Inc. *                       1,300             112,762
Moody's Corp.                                         46,700           3,337,182
Paychex, Inc.                                         28,700           1,195,642
Pitney Bowes, Inc.                                    25,400           1,090,422
Robert Half International, Inc.                        3,200             123,552
                                                               -----------------
                                                                      16,286,970
CELLULAR COMMUNICATIONS - 0.53%
Motorola, Inc.                                       362,400           8,302,584
Nextel Partners, Inc., Class A * (a)                  58,000           1,642,560
                                                               -----------------
                                                                       9,945,144
CHEMICALS - 0.07%
Air Products & Chemicals, Inc.                        20,000           1,343,800
COMPUTERS & BUSINESS EQUIPMENT - 2.91%
Apple Computer, Inc. *                                11,500             721,280
CDW Corp.                                              1,000              58,850
Dell, Inc. *                                         541,400          16,112,064

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Diebold, Inc.                                         16,600   $         682,260
Hewlett-Packard Company                            1,002,100          32,969,090
International Business Machines Corp.                 15,500           1,278,285
Lexmark International, Inc. *                         55,700           2,527,666
                                                               -----------------
                                                                      54,349,495
CONSTRUCTION MATERIALS - 0.05%
Martin Marietta Materials, Inc.                        1,100             117,733
Vulcan Materials Company                               9,700             840,505
                                                               -----------------
                                                                         958,238
COSMETICS & TOILETRIES - 0.20%
Colgate-Palmolive Company                             51,800           2,957,780
International Flavors & Fragrances,
   Inc. (a)                                           13,700             470,184
Kimberly-Clark Corp.                                   4,200             242,760
                                                               -----------------
                                                                       3,670,724
CRUDE PETROLEUM & NATURAL GAS - 1.74%
Amerada Hess Corp.                                     8,000           1,139,200
Apache Corp.                                          35,100           2,299,401
Burlington Resources, Inc.                            91,700           8,428,147
Devon Energy Corp.                                    71,600           4,379,772
Marathon Oil Corp.                                    62,300           4,745,391
Newfield Exploration Company *                        12,100             506,990
Occidental Petroleum Corp.                            82,600           7,652,890
Sunoco, Inc.                                          41,600           3,226,912
                                                               -----------------
                                                                      32,378,703
DRUGS & HEALTH CARE - 0.48%
Wyeth                                                185,100           8,981,052
ELECTRICAL EQUIPMENT - 0.28%
American Power Conversion Corp.                       82,400           1,904,264
Emerson Electric Company                              39,500           3,303,385
                                                               -----------------
                                                                       5,207,649
ELECTRICAL UTILITIES - 0.92%
American Electric Power Company, Inc.                 41,000           1,394,820
CenterPoint Energy, Inc. (a)                         115,300           1,375,529
Constellation Energy Group, Inc.                      38,400           2,100,864
Edison International                                  61,000           2,511,980
Entergy Corp.                                          1,100              75,834
Exelon Corp.                                          94,900           5,020,210
FirstEnergy Corp.                                     38,400           1,877,760
Public Service Enterprise Group, Inc.                 23,100           1,479,324
The AES Corp. *                                       77,200           1,317,032
                                                               -----------------
                                                                      17,153,353
ELECTRONICS - 0.21%
Agilent Technologies, Inc. *                          58,200           2,185,410
Avnet, Inc. *                                         12,800             324,864
Jabil Circuit, Inc. *                                 33,400           1,431,524
                                                               -----------------
                                                                       3,941,798
ENERGY - 0.07%
TXU Corp.                                             28,200           1,262,232
FINANCIAL SERVICES - 4.93%
Charles Schwab Corp.                                 378,300   $       6,510,543
CIT Group, Inc.                                        7,200             385,344
Citigroup, Inc.                                      250,400          11,826,392
Countrywide Financial Corp.                           37,600           1,379,920
E*TRADE Financial Corp. *                             54,000           1,456,920
Federal Home Loan Mortgage Corp.                      75,100           4,581,100
Federal National Mortgage Association                397,500          20,431,500
Federated Investors, Inc., Class B                     9,000             351,450
Fiserv, Inc. *                                         6,900             293,595
Franklin Resources, Inc.                              47,600           4,485,824
Goldman Sachs Group, Inc.                             22,000           3,453,120
JPMorgan Chase & Company                              36,300           1,511,532
Legg Mason, Inc.                                      26,100           3,271,113
Lehman Brothers Holdings, Inc.                        45,600           6,590,568
Mellon Financial Corp.                                 4,900             174,440
Merrill Lynch & Company, Inc.                         63,100           4,969,756
PNC Financial Services Group, Inc.                    50,300           3,385,693
State Street Corp.                                    51,800           3,130,274
Student Loan Corp.                                       200              46,600
TD Ameritrade Holding Corp. *                         76,700           1,600,729
Washington Mutual, Inc. (a)                          283,676          12,090,271
                                                               -----------------
                                                                      91,926,684
FOOD & BEVERAGES - 1.68%
Dean Foods Company *                                  51,200           1,988,096
General Mills, Inc.                                   16,200             821,016
Pepsi Bottling Group, Inc.                             2,800              85,092
PepsiCo, Inc.                                         57,900           3,346,041
Sara Lee Corp.                                       221,100           3,953,268
Starbucks Corp. *                                     40,700           1,531,948
The Coca-Cola Company                                415,500          17,396,985
Tyson Foods, Inc., Class A                           158,700           2,180,538
                                                               -----------------
                                                                      31,302,984
GAS & PIPELINE UTILITIES - 0.33%
El Paso Corp. (a)                                     60,600             730,230
Kinder Morgan, Inc.                                   48,800           4,489,112
Questar Corp.                                         14,100             987,705
                                                               -----------------
                                                                       6,207,047
HEALTHCARE PRODUCTS - 1.69%
Johnson & Johnson                                    480,300          28,443,366
Medtronic, Inc.                                       57,800           2,933,350
St. Jude Medical, Inc. *                               2,500             102,500
                                                               -----------------
                                                                      31,479,216
HEALTHCARE SERVICES - 4.76%
Cardinal Health, Inc.                                104,400           7,779,888
Coventry Health Care, Inc. *                           8,400             453,432
Express Scripts, Inc. *                               99,000           8,702,100
HCA, Inc.                                             97,700           4,473,683
Health Net, Inc. *                                    27,500           1,397,550
Humana, Inc. *                                        38,200           2,011,230
Lincare Holdings, Inc. *                              77,800           3,031,088
McKesson Corp.                                       270,700          14,111,591

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE SERVICES (CONTINUED)
Medco Health Solutions, Inc. *                        48,200   $       2,758,004
Omnicare, Inc.                                         8,200             450,918
UnitedHealth Group, Inc.                             676,000          37,761,360
Weight Watchers International, Inc.                   12,400             637,360
Wellpoint, Inc. *                                     68,026           5,267,253
                                                               -----------------
                                                                      88,835,457
HOLDINGS COMPANIES/CONGLOMERATES - 0.20%
General Electric Company                               1,100              38,258
Loews Corp.                                           35,600           3,602,720
                                                               -----------------
                                                                       3,640,978
HOMEBUILDERS - 1.15%
Centex Corp.                                          62,600           3,880,574
D.R. Horton, Inc.                                     89,100           2,959,902
KB Home (a)                                           78,300           5,087,934
Lennar Corp., Class A (a)                             68,300           4,123,954
NVR, Inc. * (a)                                        1,100             812,845
Pulte Homes, Inc.                                    110,100           4,230,042
Ryland Group, Inc. (a)                                 5,700             395,580
                                                               -----------------
                                                                      21,490,831
HOTELS & RESTAURANTS - 1.01%
Brinker International, Inc.                           20,300             857,675
Darden Restaurants, Inc.                              86,800           3,561,404
Marriott International, Inc., Class A                 78,600           5,391,960
McDonald's Corp.                                      55,200           1,896,672
Wendy's International, Inc.                           58,400           3,624,304
Yum! Brands, Inc.                                     73,300           3,581,438
                                                               -----------------
                                                                      18,913,453
HOUSEHOLD APPLIANCES - 0.37%
Whirlpool Corp.                                       76,000           6,951,720
HOUSEHOLD PRODUCTS - 0.07%
Newell Rubbermaid, Inc.                               48,700           1,226,753
INDUSTRIAL MACHINERY - 0.59%
Caterpillar, Inc.                                     99,300           7,130,733
ITT Industries, Inc.                                  26,200           1,472,964
W.W. Grainger, Inc.                                   32,200           2,426,270
                                                               -----------------
                                                                      11,029,967
INDUSTRIALS - 0.01%
Fastenal Company                                       4,100             194,094
INSURANCE - 5.75%
Aetna, Inc.                                           72,900           3,582,306
AFLAC, Inc.                                          237,200          10,704,836
Allstate Corp.                                        25,000           1,302,750
Ambac Financial Group, Inc.                           67,400           5,365,040
American International Group, Inc.                   311,300          20,573,817
Aon Corp.                                            110,500           4,586,855
Chubb Corp.                                           40,700           3,884,408
CIGNA Corp.                                           64,600           8,438,052
Fidelity National Financial, Inc.                    119,500           4,245,835
First American Corp.                                   2,800             109,648
Hartford Financial Services Group, Inc.               13,000           1,047,150
Lincoln National Corp. (a)                            45,200   $       2,467,468
Marsh & McLennan Companies, Inc.                     114,800           3,370,528
MBIA, Inc.                                            10,200             613,326
MetLife, Inc.                                         47,200           2,283,064
MGIC Investment Corp. (a)                             68,000           4,530,840
Old Republic International Corp.                      75,250           1,641,955
PMI Group, Inc. (a)                                   51,300           2,355,696
Principal Financial Group, Inc.                       22,100           1,078,480
Progressive Corp. (a)                                 50,600           5,275,556
Prudential Financial, Inc.                            46,100           3,494,841
Radian Group, Inc.                                    45,100           2,717,275
St. Paul Travelers Companies, Inc.                   132,000           5,516,280
Torchmark, Inc.                                       71,800           4,099,780
UnumProvident Corp.                                  170,000           3,481,600
W.R. Berkley Corp.                                     9,900             574,794
                                                               -----------------
                                                                     107,342,180
INTERNATIONAL OIL - 1.05%
Anadarko Petroleum Corp.                              52,100           5,262,621
ConocoPhillips                                       227,600          14,372,940
                                                               -----------------
                                                                      19,635,561
INTERNET SERVICE PROVIDER - 0.19%
Google, Inc., Class A *                                9,200           3,588,000
LEISURE TIME - 0.15%
International Game Technology, Inc.                   10,900             383,898
MGM Mirage, Inc. *                                    55,500           2,391,495
                                                               -----------------
                                                                       2,775,393
LIQUOR - 0.03%
Brown Forman Corp., Class B                            8,400             646,548
MANUFACTURING - 0.46%
Danaher Corp.                                          5,700             362,235
Harley-Davidson, Inc. (a)                             94,000           4,876,720
Illinois Tool Works, Inc.                              5,800             558,598
Rockwell Automation, Inc.                             37,900           2,725,389
                                                               -----------------
                                                                       8,522,942
MEDICAL-HOSPITALS - 0.02%
Tenet Healthcare Corp. * (a)                          61,300             452,394
OFFICE FURNISHINGS & SUPPLIES - 0.29%
Office Depot, Inc. *                                 143,600           5,347,664
PETROLEUM SERVICES - 0.93%
Baker Hughes, Inc.                                    39,500           2,701,800
BJ Services Company                                   19,900             688,540
Exxon Mobil Corp.                                    215,400          13,109,244
Halliburton Company                                   11,500             839,730
                                                               -----------------
                                                                      17,339,314
PHARMACEUTICALS - 5.89%
Abbott Laboratories                                  175,000           7,432,250
Allergan, Inc.                                        33,300           3,613,050
AmerisourceBergen Corp.                              147,800           7,134,306
Barr Pharmaceuticals, Inc. *                           2,000             125,960

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Bristol-Myers Squibb Company                         285,900   $       7,035,999
Caremark Rx, Inc. *                                   14,600             718,028
Forest Laboratories, Inc. *                          141,500           6,315,145
King Pharmaceuticals, Inc. *                          26,400             455,400
Merck & Company, Inc.                                802,100          28,257,983
Pfizer, Inc.                                       1,955,500          48,731,060
                                                               -----------------
                                                                     109,819,181
PHOTOGRAPHY - 0.20%
Eastman Kodak Company (a)                            128,700           3,660,228
PUBLISHING - 0.15%
Gannett Company, Inc.                                 45,600           2,732,352
RAILROADS & EQUIPMENT - 0.56%
Burlington Northern Santa Fe Corp.                    81,900           6,824,727
Union Pacific Corp.                                   39,200           3,659,320
                                                               -----------------
                                                                      10,484,047
RETAIL GROCERY - 1.37%
Albertsons, Inc.                                      98,400           2,525,928
Safeway, Inc.                                        315,800           7,932,896
SUPERVALU, Inc.                                       61,900           1,907,758
Sysco Corp.                                           96,700           3,099,235
The Kroger Company *                                 458,800           9,341,168
Whole Foods Market, Inc.                              11,300             750,772
                                                               -----------------
                                                                      25,557,757
RETAIL TRADE - 7.43%
Abercrombie & Fitch Company, Class A                  13,500             787,050
Advance Auto Parts, Inc.                              39,600           1,648,944
Bed Bath & Beyond, Inc. *                            192,000           7,372,800
Best Buy Company, Inc.                                30,100           1,683,493
Chico's FAS, Inc. *                                   69,900           2,840,736
Costco Wholesale Corp.                                 9,400             509,104
CVS Corp.                                             56,200           1,678,694
Dollar General Corp.                                 105,600           1,865,952
Family Dollar Stores, Inc.                             4,300             114,380
Federated Department Stores, Inc.                     45,400           3,314,200
Home Depot, Inc.                                   1,041,900          44,072,370
Lowe's Companies, Inc.                               466,800          30,080,592
Nordstrom, Inc.                                       78,100           3,059,958
Ross Stores, Inc.                                     44,200           1,290,198
Staples, Inc.                                         26,400             673,728
The TJX Companies, Inc.                              180,500           4,480,010
Tiffany & Co. (a)                                     34,100           1,280,114
Walgreen Company                                     339,500          14,642,635
Wal-Mart Stores, Inc.                                363,100          17,152,844
                                                               -----------------
                                                                     138,547,802
SEMICONDUCTORS - 2.27%
Applied Materials, Inc.                               46,700             817,717
Broadcom Corp., Class A *                             62,600           2,701,816
Intel Corp.                                        1,134,100          21,944,835
Microchip Technology, Inc.                            20,700             751,410
National Semiconductor Corp.                          52,700           1,467,168
NVIDIA Corp. *                                        44,200   $       2,530,892
Texas Instruments, Inc.                              372,700          12,101,569
                                                               -----------------
                                                                      42,315,407
SOFTWARE - 0.49%
Adobe Systems, Inc. *                                129,900           4,536,108
Autodesk, Inc. *                                      34,000           1,309,680
BMC Software, Inc. *                                  23,300             504,678
Intuit, Inc. *                                        35,600           1,893,564
Oracle Corp. *                                        65,600             898,064
                                                               -----------------
                                                                       9,142,094
STEEL - 0.01%
Nucor Corp.                                            2,200             230,538
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.84%
Corning, Inc. *                                      297,900           8,016,489
QUALCOMM, Inc.                                       151,000           7,642,110
                                                               -----------------
                                                                      15,658,599
TELEPHONE - 3.68%
ALLTEL Corp.                                          35,400           2,292,150
AT&T, Inc.                                         1,040,060          28,123,223
BellSouth Corp.                                      208,000           7,207,200
CenturyTel, Inc.                                       2,100              82,152
Harris Corp. (a)                                       8,800             416,152
Verizon Communications, Inc.                         897,600          30,572,256
                                                               -----------------
                                                                      68,693,133
TOBACCO - 1.49%
Altria Group, Inc.                                   393,200          27,862,152
TOYS, AMUSEMENTS & SPORTING GOODS - 0.01%
Mattel, Inc.                                          13,500             244,755
TRANSPORTATION - 0.14%
C.H. Robinson Worldwide, Inc.                         43,300           2,125,597
Expeditors International of Washington,
   Inc.                                                5,900             509,701
                                                               -----------------
                                                                       2,635,298
TRUCKING & FREIGHT - 0.26%
Fedex Corp.                                           42,100           4,754,774
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $1,133,207,312)                      $   1,172,297,485
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 0.69%
U.S. TREASURY BONDS - 0.13%
   5.375% due 02/15/2031 (a)               $       2,361,000           2,485,321
U.S. TREASURY NOTES - 0.56%
   3.25% due 08/15/2007 (a)                        2,000,000           1,957,500
   4.50% due 02/15/2009 to 02/15/2016 (a)          8,587,000           8,419,860
                                           -----------------   -----------------
                                                                      10,377,360
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,573,848)                                             $      12,862,681
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   - 12.80
FEDERAL HOME LOAN BANK - 0.34%
   2.50% due 04/11/2006 (a)                $         415,000   $         414,765
   2.625% due 07/15/2008                             370,000             351,257
   3.625% due 06/20/2007 (a)                       4,060,000           3,988,893
   4.50% due 11/15/2012 (a)                          500,000             482,760
   5.80% due 09/02/2008                            1,000,000           1,014,006
                                                               -----------------
                                                                       6,251,681
FEDERAL HOME LOAN MORTGAGE CORP. - 0.49%
   4.648% due 07/01/2035                           1,431,006           1,397,585
   5.00% due 07/15/2014 (a)                          270,000             266,359
   5.00% TBA **                                    4,040,000           3,843,050
   6.00% due 08/01/2017                              178,069             180,245
   6.50% due 03/01/2017                              121,811             124,422
   6.50% TBA **                                    3,350,000           3,413,074
                                                               -----------------
                                                                       9,224,735
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 11.88%
   2.50% due 06/15/2008                            2,000,000           1,894,518
   3.765% due 07/01/2033 (b)                          88,384              86,581
   4.375% due 03/15/2013 ***                       4,250,000           4,049,944
   4.50% due 10/01/2018                            3,556,951           3,407,960
   4.50% TBA **                                   14,430,000          13,791,923
   5.00% due 03/01/2034 to 07/01/2035             15,733,597          15,000,073
   5.00% TBA **                                   38,630,000          37,123,769
   5.50% due 07/01/2017 to 09/01/2034             24,188,101          23,736,611
   5.50% TBA **                                   48,785,000          47,789,361
   6.00% due 05/15/2008 to 03/01/2036             20,121,848          20,145,398
   6.00% due 03/01/2017 ***                        1,366,664           1,384,983
   6.00% TBA **                                   27,322,000          27,415,804
   6.25% due 05/15/2029 (a)                          875,000             982,453
   6.50% due 02/01/2036                              844,999             862,163
   6.50% TBA **                                   12,587,000          12,849,358
   6.625% due 09/15/2009 (a)                         280,000             292,914
   6.625% due 11/15/2010 ***                       2,700,000           2,860,593
   7.00% due 12/01/2012 to 10/25/2041              3,580,723           3,679,919
   7.00% TBA **                                    4,075,000           4,195,979
   7.50% due 11/01/2030 to 07/01/2031                143,313             149,747
                                                               -----------------
                                                                     221,700,051
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.09%
   5.00% due 01/15/2035 to 04/15/2035              1,003,414             972,297
   5.50% due 03/15/2035                              679,609             673,217
                                                               -----------------
                                                                       1,645,514
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $240,562,895)                                         $     238,821,981
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.16%
CHILE - 0.10%
Republic of Chile
   5.06% due 01/28/2008 (b)                        1,800,000           1,807,200
INDONESIA - 0.04%
Republic of Indonesia
   7.50% due 01/15/2016                              800,000             826,000
MEXICO - 0.01%
Government of Mexico
   9.875% due 02/01/2010                   $          95,000   $         108,300
PERU - 0.01%
Republic of Peru
   7.35% due 07/21/2025 (a)                          250,000             245,625
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $2,947,455)                                           $       2,987,125
                                                               -----------------
CORPORATE BONDS - 11.84%
AEROSPACE - 0.04%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                             445,820             464,643
   7.156% due 12/15/2011                             262,876             271,744
                                                               -----------------
                                                                         736,387
AIR TRAVEL - 0.00%
Delta Air Lines, Inc.
   8.00% due 12/15/2007                               75,000              19,688
AUTO SERVICES - 0.03%
Erac USA Finance Company
   6.70% due 06/01/2034                              490,000             493,349
AUTOMOBILES - 0.16%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                              100,000              96,900
DaimlerChrysler North America Holding
   Corp.
   5.38% due 05/24/2006 (b)                        1,833,000           1,833,479
   5.875% due 03/15/2011                           1,080,000           1,075,156
                                                               -----------------
                                                                       3,005,535
BANKING - 0.34%
Banco Santander Chile
   5.22% due 12/09/2009 (b)                        2,270,000           2,271,019
Capital One Financial Corp.
   7.25% due 05/01/2006                              190,000             190,310
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                         150,000             142,362
DBS Bank, Ltd.
   7.125% due 05/15/2011                             100,000             106,434
HBOS PLC
   5.375% due 11/29/2049 (b)                         190,000             183,499
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                           80,000              75,860
MBNA America Bank
   5.375% due 01/15/2008                             250,000             250,401
RBS Capital Trust IV
   5.327% due 09/29/2049 (b)                         320,000             323,316
Wachovia Capital Trust III
   5.80% due 08/29/2049 (b)                        2,000,000           1,964,958
Washington Mutual, Inc.
   4.20% due 01/15/2010                              210,000             200,587
   5.2354% due 03/22/2012 (a)(b)                     110,000             109,713
Wells Fargo Company
   3.50% due 04/04/2008 (a)                          500,000             483,866
                                                               -----------------
                                                                       6,302,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BROADCASTING - 0.02%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                    $         125,000   $         131,318
Liberty Media Corp.
   6.41% due 09/17/2006 (b)                          220,000             220,900
News America Holdings, Inc.
   6.75% due 01/09/2038                               30,000              30,639
                                                               -----------------
                                                                         382,857
BUILDING MATERIALS & CONSTRUCTION - 0.04%
WCI Communities, Inc.
   6.625% due 03/15/2015 (a)                         730,000             646,050
CABLE AND TELEVISION - 0.41%
Comcast Corp.
   6.45% due 03/15/2037                              650,000             628,568
   6.50% due 01/15/2015                              165,000             169,055
   6.50% due 11/15/2035                            1,000,000             970,296
Comcast Corp., Class A
   7.05% due 03/15/2033                            1,344,000           1,383,155
Cox Communications, Inc., Class A
   4.625% due 06/01/2013                             757,000             689,352
Historic TW Inc.
   8.18% due 08/15/2007                              400,000             414,224
Time Warner, Inc.
   6.15% due 05/01/2007                            1,269,000           1,278,512
   7.625% due 04/15/2031                             130,000             141,615
   7.70% due 05/01/2032 ***                        1,835,000           2,017,971
                                                               -----------------
                                                                       7,692,748
CELLULAR COMMUNICATIONS - 0.07%
American Tower Corp.
   7.50% due 05/01/2012 (a)                          170,000             178,075
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                              767,000             971,442
Rogers Wireless, Inc.
   9.625% due 05/01/2011                             140,000             160,825
                                                               -----------------
                                                                       1,310,342
CHEMICALS - 0.19%
Cytec Industries, Inc.
   6.00% due 10/01/2015                            2,250,000           2,172,769
   6.75% due 03/15/2008                            1,113,000           1,129,664
ICI Wilmington, Inc.
   4.375% due 12/01/2008                             235,000             226,571
                                                               -----------------
                                                                       3,529,004
COMMERCIAL SERVICES - 0.19%
Cendant Corp.
   6.25% due 01/15/2008                              125,000             126,461
   6.25% due 03/15/2010                              710,000             728,371
   6.875% due 08/15/2006                             150,000             150,719
   7.375% due 01/15/2013                           1,417,000           1,556,403
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2015                            1,028,000             943,190
                                                               -----------------
                                                                       3,505,144
CRUDE PETROLEUM & NATURAL GAS - 0.09%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                            1,543,000           1,577,717
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                    $         170,000   $         179,388
                                                               -----------------
                                                                       1,757,105
DIVERSIFIED FINANCIAL SERVICES - 0.03%
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014                              690,000             638,298
DOMESTIC OIL - 0.06%
Amerada Hess Corp.
   7.30% due 08/15/2031                              820,000             912,992
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             150,000             159,034
                                                               -----------------
                                                                       1,072,026
DRUGS & HEALTH CARE - 0.04%
Cardinal Health, Inc.
   6.75% due 02/15/2011                              510,000             534,171
Wyeth
   4.375% due 03/01/2008                             145,000             142,332
                                                               -----------------
                                                                         676,503
ELECTRICAL EQUIPMENT - 0.09%
General Electric Company
   5.00% due 02/01/2013                            1,665,000           1,619,547
ELECTRICAL UTILITIES - 1.14%
AES Gener SA
   7.50% due 03/25/2014 (a)                        1,500,000           1,540,401
American Electric Power Company, Inc.
   5.25% due 06/01/2015                              930,000             893,856
Arizona Public Service Company
   5.50% due 09/01/2035                              860,000             744,594
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                              666,000             728,012
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                             690,000             768,710
Consumers Energy Co.
   5.80% due 09/15/2035                            1,000,000             925,591
Dominion Resources, Inc.
   4.75% due 12/15/2010                              835,000             802,129
   5.70% due 09/17/2012                              200,000             198,168
   5.95% due 06/15/2035                            1,420,000           1,309,233
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                            1,650,000           1,826,184
   8.50% due 04/01/2009                              280,000             300,266
Enersis SA
   7.375% due 01/15/2014 (a)                         883,000             923,874
FirstEnergy Corp.
   6.45% due 11/15/2011                              702,000             726,384
   7.375% due 11/15/2031                             530,000             588,710
Pacific Gas & Electric Company
   4.20% due 03/01/2011                              250,000             235,503
   6.05% due 03/01/2034                            1,850,000           1,810,375
PSEG Power LLC
   5.00% due 04/01/2014                              150,000             141,752
   6.875% due 04/15/2006                           1,760,000           1,760,611
   8.625% due 04/15/2031                              50,000              63,550

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Scottish Power PLC
   4.91% due 03/15/2010                    $         190,000   $         185,502
TXU Corp., Series R
   6.55% due 11/15/2034                            3,303,000           2,980,779
TXU Electric Delivery Co.
   6.375% due 01/15/2015                           1,695,000           1,749,121
United Energy Distribution Property,
   Ltd.
   4.70% due 04/15/2011                               90,000              86,927
                                                               -----------------
                                                                      21,290,232
ELECTRONICS - 0.01%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                             210,000             210,253
ENERGY - 0.93%
Duke Capital LLC
   6.75% due 02/15/2032                              929,000             973,519
Duke Energy Corp.
   3.75% due 03/05/2008                              443,000             430,422
Enbridge Energy Partners L.P., Series B
   4.75% due 06/01/2013                            1,140,000           1,055,988
Enterprise Products Operating LP
   4.95% due 06/01/2010                              850,000             824,505
Enterprise Products Operating LP,
   Series B
   6.875% due 03/01/2033                             834,000             852,013
Enterprise Products Operating LP,
   Series B
   5.00% due 03/01/2015                              943,000             874,927
GS Caltex Corp.
   5.50% due 08/25/2014                              778,000             754,986
Kansas City Power & Light Company,
   Series B
   6.00% due 03/15/2007                              960,000             964,794
Marathon Oil Corp.
   6.80% due 03/15/2032 (a)                          996,000           1,086,201
Nexen, Inc.
   5.875% due 03/10/2035                             993,000             925,639
Northern Border Pipeline Company
   6.25% due 05/01/2007                              986,000             992,926
Pioneer Natural Resources Company
   5.875% due 07/15/2016                             653,000             618,832
Sempra Energy
   4.75% due 05/15/2009                              733,000             717,740
TEPPCO Partners, L.P.
   6.125% due 02/01/2013                             872,000             873,668
Texas Gas Transmission Corp.
   4.60% due 06/01/2015                            1,860,000           1,708,003
TXU Energy Company, LLC
   7.00% due 03/15/2013                            3,632,000           3,782,971
                                                               -----------------
                                                                      17,437,134
FINANCIAL SERVICES - 2.89%
AXA Financial, Inc.
   7.75% due 08/01/2010                              712,000             772,037
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                            1,645,000           1,638,932
Boeing Capital Corp.
   6.50% due 02/15/2012                            1,198,000           1,260,811
CIT Group, Inc.
   4.00% due 05/08/2008 (a)                          622,000             605,232
CIT Group, Inc. (continued)
   5.75% due 09/25/2007                    $         946,000   $         951,733
CIT Group, Inc., Series MTN
   4.99% due 05/18/2007 (b)                          733,000             734,802
Citigroup, Inc.
   5.00% due 09/15/2014                              200,000             191,420
   5.625% due 08/27/2012                           1,260,000           1,266,846
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                              896,000             797,780
Corporacion Andina de Fomento
   6.875% due 03/15/2012                             220,000             232,847
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008                           1,276,000           1,260,856
Dresdner Bank-New York
   7.25% due 09/15/2015                              930,000           1,029,719
ERP Operating LP
   4.75% due 06/15/2009                              190,000             186,070
FleetBoston Financial Corp.
   4.875% due 12/01/2006 (a)                         743,000             741,170
Fund American Companies, Inc.
   5.875% due 05/15/2013                           1,113,000           1,093,544
General Electric Capital Corp.,
   Series MTNA
   5.875% due 02/15/2012                           1,966,000           2,008,493
General Motors Acceptance Corp.
   6.125% due 09/15/2006                           1,413,000           1,406,482
   8.00% due 11/01/2031 (a)                        1,735,000           1,639,752
Goldman Sachs Group, Inc.
   4.125% due 01/15/2008                           1,050,000           1,029,360
HSBC Finance Corp.
   4.625% due 01/15/2008                           1,432,000           1,417,004
HSBC USA, Inc.
   4.625% due 04/01/2014                             750,000             700,634
International Lease Finance Corp.
   3.50% due 04/01/2009                              270,000             255,868
   4.55% due 10/15/2009                              100,000              97,063
   4.75% due 07/01/2009                              555,000             542,355
   5.875% due 05/01/2013                           1,317,000           1,324,740
International Lease Finance Corp.,
   Series MTNP
   5.00% due 01/15/2010 (b)                        1,615,000           1,623,425
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                             625,000             597,303
JPMorgan Chase & Company
   5.35% due 03/01/2007                            2,075,000           2,076,336
   6.75% due 02/01/2011                            1,000,000           1,051,216
Lehman Brothers Holdings, Inc.,
   Series MTN
   4.25% due 01/27/2010                              310,000             296,860
MBNA Capital, Series B
   5.48% due 02/01/2027 (b)                          325,000             320,651
MBNA Corp.
   5.14% due 05/05/2008 (b)                        1,000,000           1,007,311
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                          240,000             260,563
Morgan Stanley
   6.75% due 04/15/2011                            1,920,000           2,021,088
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                         485,000             477,258

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
National Rural Utilities Cooperative
   Finance Corp.
   3.875% due 02/15/2008 (a)               $       1,132,000   $       1,103,591
NiSource Finance Corp.
   6.15% due 03/01/2013                              912,000             928,957
   7.875% due 11/15/2010                           1,530,000           1,659,600
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                            3,360,000           3,230,714
Popular North America, Inc.
   4.70% due 06/30/2009                            1,500,000           1,460,858
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                           1,439,000           1,444,621
Reliastar Financial Corp.
   6.50% due 11/15/2008                              160,000             163,929
Residential Capital Corp.
   6.125% due 11/21/2008                           2,050,000           2,053,286
   6.375% due 06/30/2010                           2,410,000           2,427,882
   6.875% due 06/30/2015                           2,540,000           2,647,986
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
      06/30/2008 due 12/29/2049 (b)                  100,000             107,596
Skandinaviska Enskilda Banken AB
   5.471% due 03/29/2049 (b)                       1,100,000           1,054,756
SLM Corp., Series MTNA
   5.00% due 04/15/2015                              250,000             236,529
The Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                            1,735,000           1,691,493
Verizon Global Funding Corp.
   7.375% due 09/01/2012                             618,000             669,345
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                             140,000             133,184
                                                               -----------------
                                                                      53,931,888
FOOD & BEVERAGES - 0.21%
Kellogg Company, Series B
   6.60% due 04/01/2011                              200,000             209,129
Kraft Foods, Inc.
   5.25% due 06/01/2007                            1,747,000           1,743,364
Nabisco, Inc.
   7.55% due 06/15/2015 (a)                          500,000             567,341
Smithfield Foods., Inc.
   7.00% due 08/01/2011                            1,483,000           1,475,585
                                                               -----------------
                                                                       3,995,419
FURNITURE & FIXTURES - 0.06%
Mohawk Industries Inc., Series C
   6.50% due 04/15/2007                            1,053,000           1,060,051
GAS & PIPELINE UTILITIES - 0.19%
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                              660,000             599,258
   7.30% due 08/15/2033                              986,000           1,072,763
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                              986,000             913,065
TransCanada Pipelines, Ltd.
   5.85% due 03/15/2036                              932,000             911,108
                                                               -----------------
                                                                       3,496,194
HEALTHCARE SERVICES - 0.29%
Coventry Health Care, Inc.
   5.875% due 01/15/2012                   $       1,483,000   $       1,468,170
UnitedHealth Group, Inc.
   3.75% due 02/10/2009                            1,144,000           1,096,480
   5.375% due 03/15/2016                             650,000             635,521
   5.80% due 03/15/2036                              430,000             409,476
WellPoint, Inc.
   3.50% due 09/01/2007                            1,173,000           1,140,666
   5.00% due 12/15/2014                              686,000             654,282
                                                               -----------------
                                                                       5,404,595
HOLDINGS COMPANIES/CONGLOMERATES - 0.06%
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                            1,166,000           1,198,529
HOMEBUILDERS - 0.03%
Pulte Homes, Inc.
   6.25% due 02/15/2013 (a)                          100,000              99,871
Toll Brothers, Inc.
   4.95% due 03/15/2014 (a)                          500,000             452,466
                                                               -----------------
                                                                         552,337
HOTELS & RESTAURANTS - 0.04%
Hilton Hotels Corp.
   8.25% due 02/15/2011                              120,000             129,872
Marriott International, Inc.
   4.625% due 06/15/2012                             565,000             529,843
                                                               -----------------
                                                                         659,715
INDUSTRIAL MACHINERY - 0.06%
Caterpillar, Inc.
   7.25% due 09/15/2009                            1,050,000           1,111,439
INSURANCE - 1.56%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                           1,860,000           1,863,458
Allstate Corp.
   5.55% due 05/09/2035                            3,000,000           2,779,017
AON Capital Trust A
   8.205% due 01/01/2027                           3,000,000           3,434,445
Assurant, Inc.
   6.75% due 02/15/2034                            1,965,000           2,037,996
CNA Financial Corp.
   5.85% due 12/15/2014                            3,125,000           3,038,975
Endurance Specialty Holdings Ltd.
   7.00% due 07/15/2034                            1,670,000           1,680,028
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013 (a)                         696,000             652,919
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035 (a)                        1,140,000           1,076,342
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                           1,785,000           1,831,763
Markel Corp.
   6.80% due 02/15/2013                              945,000             969,733
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                           1,386,000           1,382,190
   5.375% due 07/15/2014                             533,000             510,792
MetLife, Inc.
   5.70% due 06/15/2035                            1,175,000           1,107,172

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
Monumental Global Funding
   5.20% due 01/30/2007                    $         250,000   $         249,901
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                          250,000             242,974
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013 (a)                        1,200,000           1,203,581
Oil Casualty Insurance, Ltd.
   8.00% due 09/15/2034                            1,873,000           1,829,400
Prudential Financial, Inc.
   4.75% due 04/01/2014                              125,000             117,845
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                           1,130,000           1,145,283
W.R. Berkley Corp.
   6.15% due 08/15/2019                            1,166,000           1,139,975
XL Capital, Ltd.
   5.25% due 09/15/2014                              860,000             813,907
                                                               -----------------
                                                                      29,107,696
INTERNATIONAL OIL - 0.19%
Newfield Exploration Company
   8.375% due 08/15/2012                             100,000             107,000
Pemex Project Funding Master Trust
   6.125% due 08/15/2008                           1,500,000           1,511,250
   6.21% due 06/15/2010 (b)                          200,000             205,300
   7.375% due 12/15/2014 (a)                         500,000             533,750
Vintage Petroleum, Inc.
   8.25% due 05/01/2012                            1,120,000           1,190,000
                                                               -----------------
                                                                       3,547,300
LEISURE TIME - 0.18%
MGM Mirage, Inc.
   6.00% due 10/01/2009                            1,213,000           1,194,805
   6.375% due 12/15/2011                             666,000             655,178
   6.75% due 04/01/2013                              685,000             681,575
   6.875% due 04/01/2016                             685,000             679,006
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                             135,000             134,325
                                                               -----------------
                                                                       3,344,889
LIQUOR - 0.07%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043 (a)                        1,232,000           1,309,485
MANUFACTURING - 0.08%
Tyco International Group SA
   6.375% due 10/15/2011                           1,450,000           1,488,545
METAL & METAL PRODUCTS - 0.13%
Alcan, Inc.
   5.00% due 06/01/2015                              590,000             556,390
CODELCO, Inc.
   5.625% due 09/21/2035                           1,200,000           1,131,482
Inco Ltd.
   7.75% due 05/15/2012                              680,000             737,496
                                                               -----------------
                                                                       2,425,368
MINING - 0.04%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                              702,000             693,826
PAPER - 0.01%
Norske Skogindustrier ASA
   7.625% due 10/15/2011                   $         245,000   $         254,154
PETROLEUM SERVICES - 0.10%
Valero Logistics Operations LP
   6.05% due 03/15/2013                            1,875,000           1,896,116
PHARMACEUTICALS - 0.09%
Hospira, Inc.
   5.90% due 06/15/2014                              110,000             110,343
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                          630,000             623,305
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                              475,000             458,172
   6.15% due 02/01/2036                              475,000             447,700
                                                               -----------------
                                                                       1,639,520
REAL ESTATE - 0.76%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                            1,763,000           1,813,979
Camden Property Trust, REIT
   5.00% due 06/15/2015 (a)                          360,000             337,958
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                            1,380,000           1,395,627
Developers Diversified Realty Corp.,
   REIT
   4.625% due 08/01/2010                             125,000             119,920
Duke Realty Corp., REIT
   5.1954% due 12/22/2006 (b)                        690,000             690,754
Health Care Property Investors, Inc.,
   REIT
   6.45% due 06/25/2012                              648,000             667,139
Health Care REIT, Inc.
   6.00% due 11/15/2013                              523,000             513,471
   6.20% due 06/01/2016                              985,000             978,780
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                            2,100,000           2,184,731
Host Marriott LP, REIT
   6.75% due 06/01/2016                            1,295,000           1,293,381
iStar Financial, Inc., REIT
   6.05% due 04/15/2015 (a)                          150,000             148,662
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                           1,610,000           1,580,626
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                              500,000             468,017
Rouse Company, REIT
   5.375% due 11/26/2013                           1,135,000           1,057,874
Simon Property Group LP, REIT
   5.75% due 12/01/2015                            1,000,000             988,220
                                                               -----------------
                                                                      14,239,139
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.29%
Citizens Communications Company
   9.00% due 08/15/2031                            1,120,000           1,197,000
Deutsche Telekom International Finance
   BV
   8.00% due 06/15/2010                              721,000             785,194
   8.25% due 06/15/2030                              510,000             610,078
France Telecom SA
   8.00% due 03/01/2011                              470,000             513,292

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES (CONTINUED)
France Telecom SA (continued)
   8.50% due 03/01/2031 (b)                $       1,280,000   $       1,598,865
SBC Communications, Inc.
   4.125% due 09/15/2009                              40,000              38,251
   5.10% due 09/15/2014                               40,000              37,965
   5.625% due 06/15/2016                             550,000             535,120
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                              75,000              77,903
                                                               -----------------
                                                                       5,393,668
TELEPHONE - 0.47%
BellSouth Corp.
   4.20% due 09/15/2009                              125,000             119,937
Sprint Capital Corp.
   6.125% due 11/15/2008                             882,000             897,640
   6.375% due 05/01/2009                             188,000             192,502
   6.875% due 11/15/2028                             188,000             193,966
   8.375% due 03/15/2012                           1,138,000           1,285,826
   8.75% due 03/15/2032                            2,395,000           2,994,366
Telecom Italia Capital SA
   4.00% due 01/15/2010                              150,000             141,014
   4.00% due 11/15/2008                              125,000             120,447
Verizon Communications, Inc.
   5.55% due 02/15/2016                            1,800,000           1,737,362
Verizon, New York, Inc.
   6.875% due 04/01/2012                           1,133,000           1,163,826
                                                               -----------------
                                                                       8,846,886
TOBACCO - 0.03%
Altria Group, Inc.
   7.00% due 11/04/2013                              466,000             501,002
TRANSPORTATION - 0.08%
CSX Corp.
   4.99% due 08/03/2006 (b)                        1,426,000           1,427,121
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                              100,000             106,250
                                                               -----------------
                                                                       1,533,371
UTILITY SERVICE - 0.05%
Public Service Company of New Mexico
   4.40% due 09/15/2008                              968,000             939,482
                                           -----------------   -----------------
TOTAL CORPORATE BONDS
   (Cost $225,400,089)                                         $     220,895,141
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.46%
Banc of America Commercial Mortgage
   Inc.,
   Series 2005-3, Class J
   5.3445% due 07/10/2043                            830,000             751,412
Banc of America Commercial Mortgage
   Inc.,
   Series 2005-5, Class G
   5.402% due 10/10/2015                           1,200,000           1,120,069
Banc of America Commercial Mortgage
   Inc.,
   Series 2005-5, Class H
   5.402% due 10/10/2015                             800,000             722,992
Banc of America Commercial Mortgage,
   Inc.,
   Series 2004-1, Class F
   5.279% due 11/10/2039                   $         900,000   $         861,221
Banc of America Commercial Mortgage,
   Inc.,
   Series 2004-1, Class G
   5.377% due 11/10/2039                             900,000             858,499
Banc of America Commercial Mortgage,
   Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                       1,085,000           1,029,718
Banc of America Large Loan, Series
   2005-BOCA,
   Class A2
   4.9188% due 12/15/2016 (b)                      1,333,000           1,333,716
Banc of America Large Loan, Series
   2005-BBA6,
   Class B
   4.9588% due 01/15/2019 (b)                      3,290,000           3,289,713
Banc of America Large Loan, Series
   2005-BOCA,
   Class K
   6.0988% due 12/15/2016 (b)                      1,120,000           1,122,211
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.0088% due 03/15/2022 (b)                      2,740,000           2,739,112
Bank of America Commercial Mortgage,
   Inc.,
   Series 2005-5, Class XC
   0.042% IO due 10/10/2045                      392,467,681           1,989,693
Bank of America Commercial Mortgage,
   Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                              161,372             160,107
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                            1,242,917           1,214,970
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2004-AC5, Class A1
   5.25% due 10/25/2034                            1,072,110           1,050,882
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2004-PWR6 MTG, Class X1
   0.063% IO due 11/11/2041                       60,607,308           1,077,198
Bear Stearns Commercial Mortgage
   Securities,
   Inc., Series 2005-T20, Class H
   5.303% due 10/12/2042                           2,300,000           2,113,215
Bear Stearns Commercial Mortgage
   Securities,
   Series 2005-T20, Class J
   5.303% due 10/12/2042                           1,500,000           1,339,676
Bear Stearns Commercial Mortgage
   Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                            1,000,000             931,293
Chase Commercial Mortgage Securities
   Corp,
   Series 1997-1, Class A2
   7.37% due 06/19/2029                            1,314,673           1,324,187
Chase Commercial Mortgage Securities
   Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                           1,000,000           1,090,167
Citigroup/Deutsche Bank Commercial
   Mortgage
   Trust, Series 2005-CD1, Class J
   5.224% due 09/15/2020                           1,211,000           1,093,430
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                             375,000             343,283

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Commercial Mortgage, Series 2005-C6,
   Class B
   5.2064% due 06/10/2044 (b)              $       1,800,000   $       1,743,481
Commercial Mortgage, Series 2005-C6,
   Class G
   5.459% due 06/10/2044                           1,500,000           1,409,222
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   4.9488% due 11/15/2017 (b)                      1,835,000           1,834,002
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1A2
   4.673% due 08/25/2034 (b)                       1,183,324           1,172,240
Countrywide Home Loan Trust,
   Series 2003-57,
   Class A1
   5.50% due 01/25/2034                            1,699,241           1,691,131
Countrywide Home Loan Trust,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                              115,015             112,650
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.073% due 10/20/2035 (b)                       3,898,595           3,864,494
Crown Castle Towers LLC,
   Series 2005-1A, Class AFL
   5.1288% due 06/15/2035 (b)                        240,000             240,679
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                             650,000             628,642
Crown Castle Towers LLC,
   Series 2005-1A, Class B
   4.878% due 06/15/2035                             500,000             482,228
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                             300,000             291,844
CS First Boston Mortgage Securities
   Corp,
   Series 2000-C1, Class A2
   7.545% due 04/15/2062                           1,533,000           1,635,910
CS First Boston Mortgage Securities
   Corp,
   Series 2003-CPN1, Class A1
   3.727% due 03/15/2035                           3,354,552           3,205,572
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                             209,154             211,318
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                             250,000             250,080
CS First Boston Mortgage Securities
   Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                              275,000             283,566
CS First Boston Mortgage Securities
   Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                             125,000             128,985
CS First Boston Mortgage Securities
   Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                             150,000             141,816
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                              261,352             261,517
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C1, Class AX
   0.0466% IO due 02/15/2038 (b)                  98,018,513           1,163,499

COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)               $       1,210,000   $       1,145,772
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C4, Class F
   5.3924% due 08/15/2038 (b)                      1,984,000           1,895,519
CS First Boston Mortgage Securities
   Corp.,
   Series 2005-C4, Class G
   5.3924% due 08/15/2038 (b)                      1,725,000           1,630,748
Federal National Mortgage Association
   Whole Loan,
   Series 2002-W3, Class A5
   7.50% due 01/25/2028                               56,230              58,189
First Union National Bank Commercial
   Mortgage Trust,
   Series 2001-C2, Class A1
   6.204% due 01/12/2043                             307,934             311,519
First Union National Bank Commercial
   Mortgage Trust,
   Series 2002-C1, Class A1
   5.585% due 02/12/2034                             283,519             284,881
First Union-Lehman Brothers-Bank of
   America,
   Series 1998-C2, Class E
   6.778% due 11/18/2035                           1,333,000           1,419,614
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                            2,375,000           2,446,986
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                             150,000             149,229
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                         925,000             887,151
G-Force LLC, Series 2005-RR2, Class A4B
   5.422% due 12/25/2039                           1,835,000           1,806,471
Greenwich Capital Commercial Funding
   Corp.,
   Series 2005-GG3, Class XC
   0.0737% IO due 08/10/2042 (b)                  82,375,787           1,361,869
Greenwich Capital Commercial Funding
   Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                             474,054             458,797
GS Mortgage Securities Corp II,
   Series 2005-GG4, Class E
   5.078% due 07/10/2039 (b)                       1,125,000           1,060,111
GS Mortgage Securities Corp II,
   Series 2005-GG4, Class XC
   0.1078% IO due 07/10/2039 (b)                  44,319,108             867,241
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class XC
   0.1007% IO due 08/10/2038 (b)                 157,584,942           1,753,589
Hilton Hotels Pool Trust,
   Series 2000-HLTA, Class B
   5.14% due 10/03/2015 (b)                           95,000              95,291
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2002-C1, Class A3
   5.376% due 07/12/2037                             370,000             368,143
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2004-CBX, Class A2
   3.89% due 01/12/2037                              375,000             362,616

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2004-FL1A, Class A1
   4.9209% due 04/16/2019 (b)               $        499,554   $         499,613
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2005-LDP2, Class E
   4.981% due 07/15/2042 (b)                         650,000             611,679
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2005-LDP4, Class H
   5.1532% due 10/15/2042 (b)                      1,300,000           1,169,652
LB-UBS Commercial Mortgage Trust,
   Series 2000-C4, Class A2
   7.37% due 08/15/2026                            3,545,000           3,792,197
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                             850,000             798,237
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                         735,000             691,094
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                           2,500,000           2,452,996
LB-UBS Commercial Mortgage Trust,
   Series 2005-C7, Class K
   5.4778% due 11/15/2040 (b)                      2,200,000           2,013,561
Merrill Lynch Mortgage Trust,
   Series 2005-MCP1, Class E
   5.131% due 06/12/2043 (b)                       1,205,000           1,137,779
Merrill Lynch Mortgage Trust,
   Series 2005-MCP1, Class XC
   0.049% IO due 06/12/2043 (b)                   68,444,395             904,896
Merrill Lynch Mortgage Trust,
   Series 2004-BPB1, Class XC
   0.058% IO due 09/12/2041                       44,854,403             881,882
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class F
   5.384% due 07/12/2038                           1,400,000           1,327,174
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class XC
   0.041% IO due 07/12/2038                      216,947,173           1,398,897
Merrill Lynch Mortgage Trust,
   Series 2005-LC1, Class G
   5.377% due 01/12/2044                           1,400,000           1,312,482
Morgan Stanley Capital I,
   Series 1999-FNV1, Class A2
   6.53% due 03/15/2031                            1,125,000           1,152,155
Morgan Stanley Capital I,
   Series 2005-IQ10, Class H
   5.513% due 09/15/2042                           1,000,000             929,544
Morgan Stanley Capital I,
   Series 2005-HQ6, Class B
   5.152% due 08/13/2042 (b)                       2,500,000           2,396,349
Morgan Stanley Capital I,
   Series 2006-T21, Class X
   0.1528% IO due 10/12/2052 (b)                  53,296,000             817,609
Multi Security Asset Trust,
   Series 2005-RR4A, Class F
   5.88% due 11/28/2035 (b)                          946,000             895,309
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-SL2, Class A1
   6.50% due 10/25/2016                            1,827,189           1,844,067
Salomon Brothers Mortgage
   Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                   $         120,000   $         124,797
Salomon Brothers Mortgage
   Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                             159,881             161,162
Salomon Brothers Mortgage
   Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                             925,000             959,401
SBA CMBS Trust,
   Series 2005-1A, Class C
   5.731% due 11/15/2035                           1,118,000           1,112,132
Sequoia Mortgage Trust,
   Series 2005-3, Class A1
   4.9763% due 05/20/2035 (b)                      1,467,307           1,466,191
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.5246% due 07/15/2027 (b)                         38,573              39,095
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16, Class XC
   0.1905% IO due 10/15/2041 (b)                  34,807,237             651,626
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                            2,000,000           1,894,970
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.0389% IO due 03/15/2042 (b)                  80,756,542             726,526
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class E
   5.109% due 05/15/2044 (b)                         825,000             773,180
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C21, Class H
   5.1951% due 10/15/2044 (b)                      2,200,000           1,984,733
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-WL5A, Class A2
   4.9488% due 01/15/2018 (b)                      1,686,000           1,686,269
Washington Mutual, Inc.,
   Series 2005-1, Class 6A1
   6.50% due 03/25/2035                              153,426             154,355
Washington Mutual, Inc.,
   Series 2005-AR12, Class 1A8
   4.843% due 10/25/2035 (b)                       3,995,090           3,922,345
Wells Fargo Mortgage Backed
   Securities Trust,
   Series 2005-AR10, Class 2A6
   4.1095% due 06/25/2035 (b)                        275,000             273,461
Wells Fargo Mortgage Backed
   Securities Trust,
   Series 2005-AR16, Class 2A1
   4.95% due 10/25/2035 (b)                       11,130,709          11,013,791
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $123,522,109)                                         $     120,644,582
                                                               -----------------
ASSET BACKED SECURITIES - 3.42%
Argent Securities, Inc.,
   Series 2004-W1, Class M3
   6.2681% due 03/25/2034 (b)                      2,000,000           2,024,984
California Infrastructure Development
   PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                               61,037              61,297
Capital Trust Re CDO Ltd,
   Series 2005-1A, Class C
   5.5263% due 03/20/2050 (b)                      1,120,000           1,118,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Capital Trust Re CDO Ltd,
   Series 2005-1A, Class E
   6.8763% due 03/20/2050 (b)              $         746,000   $         746,816
Capital Trust Re CDO Ltd,
   Series 2005-3A, Class A1
   5.094% due 06/25/2035                           2,510,000           2,469,997
Centex Home Equity,
   Series 2001-B, Class A5
   6.83% due 07/25/2032                            1,756,000           1,753,223
Centex Home Equity,
   Series 2004-D, Class AF4
   4.68% due 06/25/2032                              160,000             157,091
Centex Home Equity,
   Series 2005-A, Class M4
   5.6181% due 01/25/2035 (b)                      1,416,000           1,426,046
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-OPT4, Class A2C
   5.0681% due 07/25/2035 (b)                      4,328,000           4,331,219
Countryplace Manufactured Housing
   Contract Trust,
   Series 2005-1, Class A3
   4.80% due 12/15/2035 (b)                          275,000             258,371
Countrywide Asset-Backed Certificates,
   Series 2005-17, Class 1AF2
   5.363% due 05/25/2036 (b)                       3,000,000           2,983,125
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                       2,062,006           2,048,169
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.0981% due 09/25/2033 (b)                        131,868             131,967
Credit-Based Asset Servicing and
   Securitization,
   Series 2005-CB8, Class AF2
   5.303% due 12/25/2035                           2,500,000           2,477,345
Credit-Based Asset Servicing and
   Securitization,
   Series 2006-CB2, Class AF2
   5.501% due 12/25/2036                           3,000,000           2,992,032
CW Capital Cobalt I,
   Series 2005-1A, Class A1
   5.08% due 05/25/2045 (b)                        2,109,949           2,106,487
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                             114,095             112,473
Equity One ABS, Inc.,
   Series 2003-4, Class AF3
   3.531% due 11/25/2033                              83,606              83,304
Equity One ABS, Inc.,
   Series 2004-1, Class M2
   5.115% due 04/25/2034                             666,000             646,928
Equity One ABS, Inc.,
   Series 2004-1, Class M3
   5.26% due 04/25/2034                            1,500,000           1,454,905
Equity One ABS, Inc.,
   Series 2004-2, Class AV2
   5.0681% due 07/25/2034 (b)                        539,072             539,727
First Franklin Mortgage Loan Asset
   Backed Certificates,
   Series 2004-FF3, Class A2C
   5.2981% due 05/25/2034 (b)                      3,000,000           3,013,512
Green Tree Financial Corp.,
   Series 1996-8, Class A6
   7.60% due 10/15/2027                            1,358,649           1,402,964
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   5.0425% due 06/17/2022 (b)                        197,580             198,335
IndyMac Home Equity Loan Asset-Backed
   Trust,
   Series 2004-B, Class A2B
   5.1781% due 11/25/2034 (b)                         93,451              93,595
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   5.5181% due 02/25/2034 (b)              $       1,600,000   $       1,604,845
MBNA Credit Card Master Note Trust,
   Series 2002-C1, Class C1
   6.80% due 07/15/2014                              500,000             529,664
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.1081% due 11/25/2034 (b)                        250,000             250,232
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                          230,000             227,961
Newcastle CDO, Ltd.,
   Series 2005-7A, Class 2FL
   4.72% due 12/25/2050                            1,740,000           1,736,346
Option One Mortgage Loan Trust,
   Series 2005-1, Class M1
   5.3381% due 02/25/2035 (b)                        866,000             868,759
Option One Mortgage Loan Trust,
   Series 2004-1, Class M1
   5.4181% due 01/25/2034 (b)                        933,000             937,139
Ownit Mortgage Loan,
   Series 2006-1, Class AF2
   5.29 due 12/25/2036                             3,035,000           3,014,134
Ownit Mortgage Loan,
   Series 2006-2, Class A2B
   5.633 due 01/25/2037                            2,500,000           2,498,047
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                       2,850,000           2,802,961
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-6, Class A2
   5.35% due 01/25/2036 (b)                        2,200,000           2,188,295
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                              264,693             260,682
Residential Asset Mortgage Products,
   Inc.,
   Series 2005-RS6, Class A12
   5.0581% due 06/25/2035 (b)                      2,664,000           2,664,722
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                         250,000             245,993
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                         150,000             145,301
Residential Funding Mortgage
   Securities II,
   Series 2002-HI1, Class A7
   6.90% due 01/25/2033                            3,000,000           3,028,841
Specialty Underwriting & Residential
   Finance,
   Series 2004-BC4, Class A2B
   5.1281% due 10/25/2035 (b)                        250,000             250,483
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.1181% due 09/25/2034 (b)                        248,578             248,766
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                              879,300             874,841
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                            2,700,000           2,675,139

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                    $       1,666,000   $       1,606,686
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                              250,000             249,455
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                          250,000             243,234
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $64,089,826)                                             $      63,785,318
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.12%
HONDURAS - 0.05%
Central American Bank for Economic
   Integration
   6.75% due 04/15/2013                              900,000             932,906
VENEZUELA - 0.07%
Corporacion Andina de Fomento
   5.20% due 05/21/2013                            1,330,000           1,289,733
                                           -----------------   -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,293,851)                                              $       2,222,639
                                                               -----------------
SHORT TERM INVESTMENTS - 4.49%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      83,027,885   $      83,027,885
United States Treasury Bills
   zero coupon due 08/24/2006 ****                   760,000             746,028
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $83,773,870)                                             $      83,773,913
                                                               -----------------
REPURCHASE AGREEMENTS - 9.22%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $172,020,442 on 04/03/2006,
   collateralized by $41,575,000
   Federal Home Loan Mortgage
   Corp., 4.125% due 11/18/2009
   (valued at $40,795,469, including
   interest) and $42,375,000 Federal
   Home Loan Bank, 3.50% due
   11/15/2007 (valued at
   $41,898,281, including interest)
   and $70,000,000 Federal Home
   Loan Bank, 3.625% due
   02/15/2008 (valued at
   $68,425,000, including interest)
   and $23,960,000 Federal Home
   Loan Mortgage Corp., 5.30% due
   11/17/2010 (valued at
   $24,296,398, including interest)
   (c)***                                  $     171,971,000   $     171,971,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $171,971,000)                                            $     171,971,000
                                                               -----------------
TOTAL INVESTMENTS (MANAGED TRUST)
   (COST $2,060,342,255) - 112.03%                             $   2,090,261,865
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.03)%                                                         (224,518,549)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,865,743,316
                                                               =================

MID CAP CORE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 86.48%
AUTO PARTS - 1.10%
Genuine Parts Company                                 88,608   $       3,883,689
BANKING - 2.55%
Investors Financial Services Corp. (a)                81,998           3,843,246
Marshall & Ilsley Corp.                               73,582           3,206,703
SVB Financial Group * (a)                             37,114           1,968,898
                                                               -----------------
                                                                       9,018,847
BROADCASTING - 1.39%
Belo Corp., Class A                                  247,961           4,929,465
BUILDING MATERIALS & CONSTRUCTION -
   1.73%
Masco Corp. (a)                                      187,946           6,106,365
BUSINESS SERVICES - 8.55%
Cadence Design Systems, Inc. *                       223,461           4,131,794
Fair Isaac Corp.                                      82,190           3,256,368
H & R Block, Inc.                                    305,982           6,624,510
Pitney Bowes, Inc.                                    85,314           3,662,530
Rentokil Initial PLC                               1,765,898           4,791,292
Reynolds & Reynolds Company, Class A                 151,578           4,304,815
The ServiceMaster Company (a)                        264,342           3,468,167
                                                               -----------------
                                                                      30,239,476
CHEMICALS - 4.73%
Rohm & Haas Company                                  100,805           4,926,340
Sigma-Aldrich Corp. (a)                              119,545           7,864,866
Techne Corp. * (a)                                    65,711           3,951,859
                                                               -----------------
                                                                      16,743,065
COAL - 0.72%
Massey Energy Company (a)                             70,545           2,544,558
COLLEGES & UNIVERSITIES - 0.46%
Apollo Group, Inc., Class A *                         31,131           1,634,689
COMPUTERS & BUSINESS EQUIPMENT - 3.61%
GTECH Holdings Corp.                                 130,524           4,444,342
Xerox Corp. *                                        547,392           8,320,359
                                                               -----------------
                                                                      12,764,701
CONSTRUCTION MATERIALS - 1.25%
Sherwin-Williams Company                              89,162           4,408,169
CONTAINERS & GLASS - 2.35%
Ball Corp.                                            91,157           3,995,412
Pactiv Corp. *                                       175,956           4,317,960
                                                               -----------------
                                                                       8,313,372
COSMETICS & TOILETRIES - 5.35%
Avon Products, Inc.                                  191,893           5,981,305
Estee Lauder Companies, Inc., Class A
   (a)                                               190,717           7,092,765
International Flavors & Fragrances, Inc.             170,741           5,859,831
                                                               -----------------
                                                                      18,933,901

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CRUDE PETROLEUM & NATURAL GAS - 1.21%
Newfield Exploration Company *                        55,048   $       2,306,511
Sunoco, Inc.                                          25,566           1,983,155
                                                               -----------------
                                                                       4,289,666
DRUGS & HEALTH CARE - 0.49%
ImClone Systems, Inc. * (a)                           50,769           1,727,161
ELECTRICAL UTILITIES - 1.25%
Wisconsin Energy Corp.                               110,278           4,410,017
FOOD & BEVERAGES - 1.86%
Cadbury Schweppes PLC                                660,926           6,575,234
FUNERAL SERVICES - 1.56%
Service Corp. International                          704,998           5,498,984
GAS & PIPELINE UTILITIES - 1.70%
UGI Corp.                                            166,750           3,513,423
Williams Companies, Inc.                             116,537           2,492,726
                                                               -----------------
                                                                       6,006,149
HEALTHCARE PRODUCTS - 1.06%
Biomet, Inc.                                         105,517           3,747,964
HOLDINGS COMPANIES/CONGLOMERATES - 0.99%
Groupe Bruxelles Lambert SA                           31,405           3,499,360
HOTELS & RESTAURANTS - 1.09%
Outback Steakhouse, Inc. (a)                          87,993           3,871,692
INDUSTRIAL MACHINERY - 6.34%
Briggs & Stratton Corp. (a)                          161,086           5,697,612
Dover Corp.                                           92,718           4,502,386
FMC Technologies, Inc. *                              74,512           3,816,505
Pall Corp.                                           195,398           6,094,463
Parker-Hannifin Corp.                                 28,669           2,311,008
                                                               -----------------
                                                                      22,421,974
INSURANCE - 7.10%
ACE, Ltd.                                            103,304           5,372,841
Axis Capital Holdings, Ltd.                          151,273           4,523,063
Genworth Financial, Inc.                             116,292           3,887,642
Marsh & McLennan Companies, Inc.                     164,192           4,820,677
Montpelier Re Holdings, Ltd. (a)                      90,073           1,468,190
XL Capital, Ltd., Class A                             78,514           5,033,532
                                                               -----------------
                                                                      25,105,945
INTERNATIONAL OIL - 0.83%
Noble Corp.                                           36,031           2,922,114
LIFE SCIENCES - 3.48%
PerkinElmer, Inc.                                    263,609           6,186,903
Waters Corp. *                                       141,970           6,126,006
                                                               -----------------
                                                                      12,312,909
LIQUOR - 2.08%
Heineken NV                                          193,294           7,348,306
MANUFACTURING - 1.75%
Mettler-Toledo International, Inc. *                 102,605           6,191,186
PETROLEUM SERVICES - 0.94%
Smith International, Inc.                             85,332           3,324,535
PHARMACEUTICALS - 1.68%
Forest Laboratories, Inc. *                          133,130   $       5,941,592
POLLUTION CONTROL - 1.34%
Republic Services, Inc.                              111,546           4,741,820
PUBLISHING - 1.40%
McGraw-Hill Companies, Inc.                           86,059           4,958,720
RETAIL GROCERY - 0.95%
The Kroger Company *                                 164,887           3,357,099
RETAIL TRADE - 5.13%
99 Cents Only Stores * (a)                           187,367           2,540,697
Bed Bath & Beyond, Inc. *                            106,411           4,086,182
Gap, Inc.                                            104,156           1,945,634
Kohl's Corp. *                                        60,065           3,184,046
Michael's Stores, Inc.                               112,490           4,227,374
Tuesday Morning Corp. (a)                             93,627           2,161,847
                                                               -----------------
                                                                      18,145,780
SEMICONDUCTORS - 3.17%
Analog Devices, Inc.                                 146,724           5,618,062
Microchip Technology, Inc.                            60,140           2,183,082
Xilinx, Inc.                                         133,410           3,396,619
                                                               -----------------
                                                                      11,197,763
SOFTWARE - 1.05%
CA, Inc. (a)                                         136,756           3,721,131
STEEL - 1.23%
Tenaris SA, ADR                                       24,116           4,357,038
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.08%
SK Telecom Company, Ltd., SADR                       161,344           3,806,105
TOYS, AMUSEMENTS & SPORTING GOODS -
   0.65%
Nintendo Company, Ltd.                                15,248           2,284,053
TRAVEL SERVICES - 1.28%
Sabre Holdings Corp.                                 192,331           4,525,548
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $289,185,107)                        $     305,810,142
                                                               -----------------
SHORT TERM INVESTMENTS - 9.33%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      33,010,672   $      33,010,672
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $33,010,672)                                             $      33,010,672
                                                               -----------------
REPURCHASE AGREEMENTS - 18.97%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   4.45% to be repurchased at
   $67,115,880 on 04/03/2006,
   collateralized by $70,550,000
   Federal Home Loan Bank, 4.375%
   due 09/17/2010 (valued at
   $68,433,571, including interest) (c)    $      67,091,000   $      67,091,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $67,091,000)                                             $      67,091,000
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (MID CAP CORE TRUST)
   (COST $389,286,779) - 114.78%                               $     405,911,814
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (14.78)%                                                          (52,273,989)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     353,637,825
                                                               =================

MID CAP INDEX TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.74%
AEROSPACE - 0.46%
Alliant Techsystems, Inc. *                           12,194   $         941,011
DRS Technologies, Inc.                                13,316             730,649
Sequa Corp., Class A *                                 2,156             210,857
                                                               -----------------
                                                                       1,882,517
AIR TRAVEL - 0.37%
Airtran Holdings, Inc. * (a)                          29,880             541,127
Alaska Air Group, Inc. * (a)                          11,183             396,437
JetBlue Airways Corp. * (a)                           51,476             551,823
                                                               -----------------
                                                                       1,489,387
APPAREL & TEXTILES - 0.81%
Mohawk Industries, Inc. *                             17,665           1,425,919
Polo Ralph Lauren Corp., Class A                      20,343           1,232,989
Timberland Company, Class A *                         18,340             627,778
                                                               -----------------
                                                                       3,286,686
AUTO PARTS - 1.19%
ArvinMeritor, Inc.                                    23,556             351,220
BorgWarner, Inc.                                      19,119           1,147,905
Federal Signal Corp. (a)                              16,079             297,461
Gentex Corp. (a)                                      51,657             901,931
Lear Corp. (a)                                        22,460             398,216
Modine Manufacturing Company (a)                      11,222             331,049
O'Reilly Automotive, Inc. *                           37,466           1,369,757
                                                               -----------------
                                                                       4,797,539
AUTO SERVICES - 0.35%
ADESA, Inc.                                           29,941             800,622
Copart, Inc. *                                        23,237             637,856
                                                               -----------------
                                                                       1,438,478
BANKING - 5.24%
Associated Banc-Corp. (a)                             45,474           1,545,206
Astoria Financial Corp.                               28,872             893,877
Bank of Hawaii Corp.                                  17,154             914,480
Cathay General Bancorp, Inc. (a)                      16,770             631,223
City National Corp.                                   13,897           1,067,151
Colonial Bancgroup, Inc.                              51,581           1,289,525
Commerce Bancorp, Inc. (a)                            58,048           2,127,459
Cullen Frost Bankers, Inc.                            15,865             852,744
First Niagara Financial Group, Inc.                   37,842             554,764
FirstMerit Corp. (a)                                  26,691             658,200
Greater Bay Bancorp                                   16,870             467,974
Independence Community Bank Corp.                     24,675           1,028,454
Investors Financial Services Corp. (a)                21,839           1,023,594
Mercantile Bankshares Corp.                           41,158           1,582,525
New York Community Bancorp, Inc. (a)                  80,208           1,405,244
SVB Financial Group * (a)                             11,670             619,093
TCF Financial Corp.                                   37,890             975,667
Texas Regional Bancshares, Inc., Class A
   (a)                                                15,187   $         447,853
Washington Federal, Inc.                              29,117             704,631
Webster Financial Corp.                               17,785             861,861
Westamerica Bancorporation (a)                        10,556             548,068
Wilmington Trust Corp.                                22,699             984,002
                                                               -----------------
                                                                      21,183,595
BIOTECHNOLOGY - 1.43%
Affymetrix, Inc. * (a)                                22,530             741,913
Cephalon, Inc. * (a)                                  20,065           1,208,916
Charles River Laboratories
   International, Inc. *                              24,176           1,185,108
Invitrogen Corp. *                                    17,741           1,244,176
Martek Biosciences Corp. * (a)                        10,719             351,905
Millennium Pharmaceuticals, Inc. *                   104,339           1,054,867
                                                               -----------------
                                                                       5,786,885
BROADCASTING - 0.34%
Belo Corp., Class A                                   30,525             606,837
Emmis Communications Corp., Class A *
   (a)                                                12,333             197,328
Entercom Communications Corp.                         11,565             322,895
Westwood One, Inc.                                    21,339             235,582
                                                               -----------------
                                                                       1,362,642
BUILDING MATERIALS & CONSTRUCTION -
   0.25%
Dycom Industries, Inc. * (a)                          13,470             286,238
RPM International, Inc.                               39,532             709,204
                                                               -----------------
                                                                         995,442
BUSINESS SERVICES - 5.35%
Acxiom Corp.                                          25,800             666,672
Alliance Data Systems Corp. *                         22,329           1,044,327
Banta Corp.                                            8,087             420,362
Brinks Company                                        19,630             996,419
Cadence Design Systems, Inc. *                        94,769           1,752,279
Catalina Marketing Corp. (a)                          13,118             303,026
Ceridian Corp. *                                      48,560           1,235,852
ChoicePoint, Inc. *                                   29,536           1,321,736
Corporate Executive Board Company                     13,198           1,331,678
CSG Systems International, Inc. *                     16,247             377,905
Deluxe Corp. (a)                                      16,759             438,583
DST Systems, Inc. *                                   21,058           1,220,100
Dun & Bradstreet Corp. *                              22,376           1,715,792
Fair Isaac Corp.                                      21,742             861,418
Gartner Group, Inc., Class A * (a)                    19,499             272,011
Harte-Hanks, Inc.                                     18,980             519,103
Jacobs Engineering Group, Inc. *                      19,519           1,693,078
Kelly Services, Inc., Class A (a)                      6,469             175,763
Korn/Ferry International * (a)                        14,166             288,845
Manpower, Inc.                                        29,365           1,679,091
MPS Group, Inc. *                                     33,813             517,339
Navigant Consulting Company * (a)                     16,816             359,022
Reynolds & Reynolds Company, Class A                  17,096             485,526
Rollins, Inc. (a)                                      9,859             199,546
Sotheby's Holdings, Inc., Class A *                   14,987             435,222
SRA International, Inc., Class A * (a)                12,537             473,021

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
The BISYS Group, Inc. *                               40,383   $         544,363
Wind River Systems, Inc. *                            24,989             311,113
                                                               -----------------
                                                                      21,639,192
CELLULAR COMMUNICATIONS - 0.47%
RF Micro Devices, Inc. * (a)                          63,307             547,606
Telephone & Data Systems, Inc.                        34,302           1,352,871
                                                               -----------------
                                                                       1,900,477
CHEMICALS - 2.72%
Airgas, Inc.                                          22,506             879,759
Albemarle Corp.                                       12,779             579,528
Cabot Corp.                                           21,142             718,617
Cabot Microelectronics Corp. * (a)                     8,131             301,660
Chemtura Corp.                                        80,193             944,673
Cytec Industries, Inc.                                13,337             800,353
Ferro Corp. (a)                                       14,007             280,140
FMC Corp. *                                           12,931             801,463
Lubrizol Corp.                                        22,802             977,066
Lyondell Chemical Company                             68,508           1,363,309
Minerals Technologies, Inc. (a)                        6,670             389,595
Olin Corp.                                            24,123             517,921
Techne Corp. *                                        13,147             790,661
The Scotts Company, Class A                           15,222             696,559
Valspar Corp.                                         33,981             947,050
                                                               -----------------
                                                                      10,988,354
COAL - 1.55%
Arch Coal, Inc.                                       23,809           1,808,055
Peabody Energy Corp.                                  88,448           4,458,664
                                                               -----------------
                                                                       6,266,719
COLLEGES & UNIVERSITIES - 0.72%
Career Education Corp. *                              32,822           1,238,374
Corinthian Colleges, Inc. * (a)                       28,738             413,827
DeVry, Inc. * (a)                                     19,580             445,837
ITT Educational Services, Inc. *                      12,525             802,226
                                                               -----------------
                                                                       2,900,264
COMPUTERS & BUSINESS EQUIPMENT - 4.07%
3Com Corp. *                                         130,573             668,534
Anteon International Corp. * (a)                      10,938             596,777
CDW Corp.                                             20,939           1,232,260
Cognizant Technology Solutions Corp.,
Class A *                                             46,194           2,748,081
Diebold, Inc. (a)                                     23,175             952,493
GTECH Holdings Corp.                                  42,269           1,439,259
Henry, Jack & Associates, Inc. (a)                    25,097             573,968
Ingram Micro, Inc., Class A *                         38,751             775,020
National Instruments Corp.                            18,503             603,568
Plexus Corp. *                                        14,870             558,666
Sandisk Corp. *                                       61,546           3,540,126
Sybase, Inc. * (a)                                    30,454             643,189
Tech Data Corp. *                                     18,875             696,676
Western Digital Corp. *                               73,307   $       1,424,355
                                                               -----------------
                                                                      16,452,972
CONSTRUCTION MATERIALS - 0.95%
Florida Rock Industries, Inc.                         15,791             887,770
Granite Construction, Inc.                            11,016             536,259
Martin Marietta Materials, Inc.                       15,301           1,637,666
Trinity Industries, Inc. (a)                          14,576             792,789
                                                               -----------------
                                                                       3,854,484
CONTAINERS & GLASS - 0.50%
Longview Fibre Company                                17,074             441,192
Packaging Corp. of America                            20,103             451,111
Sonoco Products Company                               32,985           1,117,202
                                                               -----------------
                                                                       2,009,505
CRUDE PETROLEUM & NATURAL GAS - 2.39%
Helmerich & Payne, Inc. (a)                           17,460           1,219,057
Newfield Exploration Company *                        42,956           1,799,856
Patterson-UTI Energy, Inc.                            57,764           1,846,137
Pioneer Natural Resources Company                     43,002           1,902,839
Plains Exploration & Production
   Company *                                          26,207           1,012,639
Pogo Producing Company                                20,026           1,006,307
Quicksilver Resources, Inc. * (a)                     22,444             867,685
                                                               -----------------
                                                                       9,654,520
DOMESTIC OIL - 1.11%
Denbury Resources, Inc. *                             38,555           1,221,037
Forest Oil Corp. *                                    18,268             679,204
Noble Energy, Inc.                                    58,849           2,584,648
                                                               -----------------
                                                                       4,484,889
DRUGS & HEALTH CARE - 0.74%
Hillenbrand Industries, Inc.                          20,500           1,127,295
Intuitive Surgical, Inc. *                            11,858           1,399,244
Perrigo Company (a)                                   27,684             451,526
                                                               -----------------
                                                                       2,978,065
EDUCATIONAL SERVICES - 0.45%
Education Management Corp. *                          22,447             933,795
Laureate Education, Inc. *                            16,636             888,030
                                                               -----------------
                                                                       1,821,825
ELECTRICAL EQUIPMENT - 0.62%
AMETEK, Inc.                                          23,615           1,061,730
Hubbell, Inc., Class B                                20,246           1,037,810
Varian, Inc. * (a)                                    10,398             428,190
                                                               -----------------
                                                                       2,527,730
ELECTRICAL UTILITIES - 3.76%
Alliant Corp.                                         39,181           1,233,026
Black Hills Corp.                                     11,074             376,516
DPL, Inc. (a)                                         42,305           1,142,235
Duquesne Light Holdings, Inc. (a)                     26,128             431,112
Great Plains Energy, Inc. (a)                         25,016             704,200
Hawaiian Electric Industries, Inc. (a)                27,097             735,142
IDACORP, Inc. (a)                                     14,204             461,914

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Northeast Utilities                                   51,288   $       1,001,655
NSTAR                                                 35,704           1,021,491
OGE Energy Corp.                                      30,276             878,004
Pepco Holdings, Inc.                                  63,511           1,447,416
PNM Resources, Inc.                                   22,986             560,858
Puget Energy, Inc.                                    38,598             817,506
Quanta Services, Inc. * (a)                           39,445             631,909
Sierra Pacific Resources *                            67,150             927,342
Westar Energy, Inc.                                   29,067             604,884
Wisconsin Energy Corp.                                39,104           1,563,769
WPS Resources Corp. (a)                               13,369             658,022
                                                               -----------------
                                                                      15,197,001
ELECTRONICS - 2.48%
Amphenol Corp., Class A                               29,710           1,550,268
Arrow Electronics, Inc. *                             40,326           1,301,320
Avnet, Inc. *                                         48,899           1,241,057
Imation Corp.                                         11,669             500,717
Kemet Corp. * (a)                                     29,005             274,677
Mentor Graphics Corp. *                               26,467             292,460
Synopsys, Inc. *                                      48,098           1,074,990
Teleflex, Inc.                                        13,537             969,655
Thomas & Betts Corp. *                                17,703             909,580
Vishay Intertechnology, Inc. * (a)                    61,635             877,683
Zebra Technologies Corp., Class A *                   23,517           1,051,680
                                                               -----------------
                                                                      10,044,087
ENERGY - 1.59%
Energy East Corp.                                     49,366           1,199,594
Hanover Compressor Company * (a)                      30,695             571,541
MDU Resources Group, Inc.                             40,098           1,341,278
SCANA Corp.                                           38,269           1,501,676
Southwestern Energy Company *                         56,017           1,803,187
                                                               -----------------
                                                                       6,417,276
FINANCIAL SERVICES - 4.20%
A.G. Edwards, Inc.                                    25,312           1,262,056
Americredit Corp. *                                   43,129           1,325,354
Eaton Vance Corp.                                     43,206           1,182,980
Fidelity National Information Services
   Inc                                                31,277           1,268,282
IndyMac Bancorp, Inc. (a)                             21,558             882,369
Jefferies Group, Inc.                                 16,866             986,661
Legg Mason, Inc.                                      41,401           5,188,787
Leucadia National Corp. (a)                           27,456           1,638,025
Moneygram International, Inc.                         28,530             876,442
Raymond James Financial, Inc.                         29,031             858,157
SEI Investment Company                                21,231             860,493
Waddell & Reed Financial, Inc., Class A
   (a)                                                28,031             647,516
                                                               -----------------
                                                                      16,977,122
FOOD & BEVERAGES - 1.41%
Bob Evans Farms, Inc.                                 11,986             356,104
Dean Foods Company *                                  45,359           1,761,290
Hormel Foods Corp.                                    24,430             825,734
PepsiAmericas, Inc.                                   20,387             498,462
Sensient Technologies Corp.                           15,732   $         283,962
Smithfield Foods, Inc. *                              33,070             970,274
The J.M. Smucker Company                              19,457             772,443
Tootsie Roll Industries, Inc. (a)                      8,661             253,521
                                                               -----------------
                                                                       5,721,790
FOREST PRODUCTS - 0.29%
Rayonier, Inc.                                        25,524           1,163,639
FURNITURE & FIXTURES - 0.10%
Furniture Brands International, Inc. (a)              17,000             416,670
GAS & PIPELINE UTILITIES - 2.27%
AGL Resources, Inc.                                   26,024             938,165
Aquila, Inc. * (a)                                   124,910             498,391
Equitable Resources, Inc.                             40,063           1,462,700
National Fuel Gas Company                             28,250             924,340
ONEOK, Inc.                                           39,192           1,263,942
Questar Corp.                                         28,507           1,996,916
Vectren Corp.                                         25,468             671,846
Western Gas Resources, Inc. (a)                       19,389             935,519
WGL Holdings, Inc. (a)                                16,300             495,846
                                                               -----------------
                                                                       9,187,665
HEALTHCARE PRODUCTS - 2.73%
Advanced Medical Optics, Inc. * (a)                   22,303           1,040,212
Beckman Coulter, Inc.                                 21,102           1,151,536
Cytyc Corp. *                                         38,554           1,086,452
DENTSPLY International, Inc.                          26,284           1,528,415
Edwards Lifesciences Corp. *                          19,803             861,430
Gen-Probe, Inc. *                                     17,178             946,851
Henry Schein, Inc. *                                  29,193           1,397,177
STERIS Corp.                                          22,617             558,188
Varian Medical Systems, Inc. *                        44,165           2,480,306
                                                               -----------------
                                                                      11,050,567
HEALTHCARE SERVICES - 1.73%
Apria Healthcare Group, Inc. *                        16,568             380,733
Covance, Inc. *                                       21,074           1,238,098
Health Net, Inc. *                                    38,409           1,951,945
Lincare Holdings, Inc. *                              31,957           1,245,045
Omnicare, Inc.                                        40,059           2,202,844
                                                               -----------------
                                                                       7,018,665
HOMEBUILDERS - 1.13%
Beazer Homes USA, Inc. (a)                            13,753             903,572
Hovnanian Enterprises, Inc., Class A *
   (a)                                                11,966             525,666
M.D.C. Holdings, Inc. (a)                             10,883             699,886
Ryland Group, Inc. (a)                                15,391           1,068,136
Toll Brothers, Inc. * (a)                             39,324           1,361,790
                                                               -----------------
                                                                       4,559,050
HOTELS & RESTAURANTS - 1.44%
Applebee's International, Inc. (a)                    24,860             610,313
Boyd Gaming Corp. (a)                                 14,610             729,623
Brinker International, Inc.                           28,652           1,210,547
CBRL Group, Inc.                                      15,826             694,920

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Outback Steakhouse, Inc. (a)                          21,962   $         966,328
Ruby Tuesday, Inc. (a)                                19,414             622,801
The Cheesecake Factory, Inc. *                        26,360             987,182
                                                               -----------------
                                                                       5,821,714
HOUSEHOLD PRODUCTS - 0.61%
Blyth, Inc.                                            8,907             187,225
Church & Dwight, Inc.                                 21,556             795,848
Energizer Holdings, Inc. *                            20,931           1,109,343
Tupperware Corp.                                      17,855             367,634
                                                               -----------------
                                                                       2,460,050
INDUSTRIAL MACHINERY - 2.29%
AGCO Corp. * (a)                                      30,264             627,675
Cooper Cameron Corp. *                                38,761           1,708,585
Donaldson Company, Inc. (a)                           22,866             772,642
Flowserve Corp. *                                     18,793           1,096,384
FMC Technologies, Inc. *                              22,917           1,173,809
Graco, Inc.                                           22,912           1,040,892
Grant Prideco, Inc. *                                 43,665           1,870,609
Kennametal, Inc.                                      13,152             804,113
Tecumseh Products Company, Class A (a)                 6,177             151,583
                                                               -----------------
                                                                       9,246,292
INDUSTRIALS - 0.94%
Crane Company                                         16,902             693,151
Fastenal Company (a)                                  41,406           1,960,160
Harsco Corp.                                          13,985           1,155,441
                                                               -----------------
                                                                       3,808,752
INSURANCE - 5.54%
American Financial Group, Inc.                        15,679             652,403
Amerus Group Company                                  12,920             778,301
Arthur J. Gallagher & Company (a)                     31,998             889,864
Brown & Brown, Inc. (a)                               37,173           1,234,144
Everest Re Group, Ltd.                                21,675           2,023,795
Fidelity National Financial, Inc.                     58,006           2,060,953
First American Corp.                                  31,994           1,252,885
Hanover Insurance Group, Inc.                         17,949             940,886
HCC Insurance Holdings, Inc.                          35,367           1,230,772
Horace Mann Educators Corp.                           14,362             270,006
Mercury General Corp.                                 11,869             651,608
Ohio Casualty Corp.                                   21,198             671,977
Old Republic International Corp.                      76,749           1,674,663
PMI Group, Inc. (a)                                   29,935           1,374,615
Protective Life Corp.                                 23,297           1,158,793
Radian Group, Inc.                                    27,798           1,674,829
Stancorp Financial Group, Inc.                        18,282             989,239
Unitrin, Inc.                                         15,119             703,185
W.R. Berkley Corp.                                    37,656           2,186,307
                                                               -----------------
                                                                      22,419,225
INTERNET SERVICE PROVIDER - 0.13%
Avocent Corp. *                                       16,471             522,790
INTERNET SOFTWARE - 1.06%
Checkfree Corp. *                                     30,511   $       1,540,805
F5 Networks, Inc. *                                   13,360             968,466
McAfee, Inc. *                                        55,596           1,352,651
RSA Security, Inc. * (a)                              23,723             425,591
                                                               -----------------
                                                                       4,287,513
LEISURE TIME - 0.24%
Callaway Golf Company                                 21,963             377,764
International Speedway Corp., Class A                 11,764             598,787
                                                               -----------------
                                                                         976,551
LIFE SCIENCES - 0.29%
Pharmaceutical Product Development, Inc.              33,618           1,163,519

MANUFACTURING - 1.15%
Carlisle Companies, Inc.                               9,800             801,640
Lancaster Colony Corp. (a)                             8,369             351,498
Mine Safety Appliances Company (a)                     8,796             369,432
Nordson Corp.                                         11,187             557,784
Pentair, Inc.                                         33,915           1,382,036
SPX Corp.                                             21,999           1,175,187
                                                               -----------------
                                                                       4,637,577
MEDICAL-HOSPITALS - 1.16%
Community Health Systems, Inc. * (a)                  32,588           1,178,056
Lifepoint Hospitals, Inc. * (a)                       19,085             593,544
Triad Hospitals, Inc. *                               28,794           1,206,469
Universal Health Services, Inc., Class B
   (a)                                                18,241             926,460
VCA Antech, Inc. *                                    27,621             786,646
                                                               -----------------
                                                                       4,691,175
METAL & METAL PRODUCTS - 0.88%
Precision Castparts Corp.                             44,813           2,661,892
Timken Company                                        28,044             904,980
                                                               -----------------
                                                                       3,566,872
MINING - 0.61%
Joy Global, Inc.                                      41,134           2,458,579
MOBILE HOMES - 0.15%
Thor Industries, Inc. (a)                             11,570             617,375
NEWSPAPERS - 0.50%
Lee Enterprises, Inc.                                 15,290             509,004
Washington Post Company, Class B                       1,958           1,520,877
                                                               -----------------
                                                                       2,029,881
OFFICE FURNISHINGS & SUPPLIES - 0.43%
Herman Miller, Inc.                                   22,698             735,642
HNI Corp. (a)                                         17,325           1,022,175
                                                               -----------------
                                                                       1,757,817
PAPER - 0.31%
Bowater, Inc.                                         18,695             552,998
P.H. Glatfelter Company (a)                           14,786             271,027
Potlatch Corp. * (a)                                   9,760             418,119
                                                               -----------------
                                                                       1,242,144
PETROLEUM SERVICES - 1.99%
ENSCO International, Inc.                             51,310           2,639,899

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PETROLEUM SERVICES (CONTINUED)
Pride International, Inc. *                           54,131   $       1,687,805
Smith International, Inc.                             67,180           2,617,333
Tidewater, Inc. (a)                                   20,220           1,116,751
                                                               -----------------
                                                                       8,061,788
PHARMACEUTICALS - 1.23%
Par Pharmaceutical Companies, Inc. * (a)              11,447             322,577
PDL BioPharma, Inc. * (a)                             37,719           1,237,183
Sepracor, Inc. * (a)                                  35,461           1,730,851
Valeant Pharmaceuticals International                 30,965             490,795
Vertex Pharmaceuticals, Inc. * (a)                    33,054           1,209,446
                                                               -----------------
                                                                       4,990,852
POLLUTION CONTROL - 0.67%
Republic Services, Inc.                               40,449           1,719,487
Stericycle, Inc. *                                    14,709             994,623
                                                               -----------------
                                                                       2,714,110
PUBLISHING - 0.52%
American Greetings Corp., Class A (a)                 21,246             459,338
Media General, Inc., Class A (a)                       8,042             374,918
Readers Digest Association, Inc., Class
   A (a)                                              32,414             478,106
Scholastic Corp. * (a)                                12,018             321,602
Valassis Communications, Inc. *                       15,907             467,189
                                                               -----------------
                                                                       2,101,153
RAILROADS & EQUIPMENT - 0.17%
GATX Corp. (a)                                        16,970             700,691

REAL ESTATE - 3.51%
AMB Property Corp., REIT                              29,270           1,588,483
Developers Diversified Realty Corp.,
   REIT                                               36,425           1,994,269
Highwoods Properties, Inc., REIT                      18,061             609,198
Hospitality Properties Trust, REIT                    24,042           1,049,914
Liberty Property Trust, REIT (a)                      29,497           1,391,078
Mack-California Realty Corp., REIT                    20,776             997,248
New Plan Realty Trust, Inc., REIT (a)                 34,894             905,150
Regency Centers Corp., REIT                           22,798           1,531,798
The Macerich Company, REIT                            23,876           1,765,630
United Dominion Realty Trust, Inc., REIT              44,889           1,281,132
Weingarten Realty Investors, REIT (a)                 26,868           1,094,871
                                                               -----------------
                                                                      14,208,771
RETAIL GROCERY - 0.07%
Ruddick Corp. (a)                                     11,549             280,756

RETAIL TRADE - 7.01%
99 Cents Only Stores * (a)                            16,042             217,530
Abercrombie & Fitch Company, Class A                  29,294           1,707,840
Advance Auto Parts, Inc.                              36,161           1,505,744
Aeropostale, Inc. *                                   18,170             548,007
American Eagle Outfitters, Inc.                       43,975           1,313,094
AnnTaylor Stores Corp. *                              24,301             894,034
Barnes & Noble, Inc.                                  17,593             813,676
BJ's Wholesale Club, Inc. *                           22,610             712,441
Borders Group, Inc.                                   22,320             563,357
CarMax, Inc. *                                        35,050           1,145,434
Chico's FAS, Inc. *                                   60,496   $       2,458,557
Claire's Stores, Inc.                                 33,217           1,206,109
Dollar Tree Stores, Inc. *                            35,562             984,001
Foot Locker, Inc.                                     52,166           1,245,724
GameStop Corp., Class A * (a)                         19,099             900,327
Michael's Stores, Inc.                                44,686           1,679,300
MSC Industrial Direct Company, Inc.,
   Class A                                            18,110             978,302
Pacific Sunwear of California, Inc. *                 24,795             549,457
Payless ShoeSource, Inc. * (a)                        22,933             524,936
PETsMART, Inc.                                        46,927           1,320,526
Pier 1 Imports, Inc. (a)                              29,019             336,911
Regis Corp. (a)                                       15,197             523,993
Rent-A-Center, Inc. *                                 23,146             592,306
Ross Stores, Inc.                                     48,316           1,410,344
Saks, Inc. * (a)                                      46,459             896,659
United Rentals, Inc. * (a)                            22,378             772,041
Urban Outfitters, Inc. *                              36,886             905,182
Williams-Sonoma, Inc. *                               38,583           1,635,919
                                                               -----------------
                                                                      28,341,751
SANITARY SERVICES - 0.30%
Aqua America, Inc. (a)                                43,012           1,196,594

SEMICONDUCTORS - 3.79%
Atmel Corp. * (a)                                    142,151             670,953
Credence Systems Corp. * (a)                          33,384             245,039
Cree, Inc. * (a)                                      25,510             836,983
Cypress Semiconductor Corp. * (a)                     45,248             766,954
Fairchild Semiconductor International,
   Inc. *                                             40,627             774,757
Integrated Device Technology, Inc. *                  66,941             994,743
International Rectifier Corp. *                       23,712             982,388
Intersil Corp., Class A                               47,535           1,374,712
Lam Research Corp. *                                  46,755           2,010,465
Lattice Semiconductor Corp. *                         37,980             252,947
MEMC Electronic Materials, Inc. *                     55,210           2,038,353
Micrel, Inc. * (a)                                    21,323             316,007
Microchip Technology, Inc.                            71,220           2,585,286
Semtech Corp. * (a)                                   24,350             435,621
Silicon Laboratories, Inc. *                          15,129             831,338
Triquint Semiconductor, Inc. *                        46,800             230,256
                                                               -----------------
                                                                      15,346,802
SOFTWARE - 0.60%
Activision, Inc. *                                    92,442           1,274,775
Advent Software, Inc. * (a)                            5,377             152,814
Macrovision Corp. *                                   17,171             380,338
McDATA Corp., Class A * (a)                           51,108             236,119
Transaction Systems Architects, Inc.,
   Class A *                                          12,420             387,628
                                                               -----------------
                                                                       2,431,674
STEEL - 0.30%
Steel Dynamics, Inc. (a)                              12,984             736,582
Worthington Industries, Inc. (a)                      23,911             479,655
                                                               -----------------
                                                                       1,216,237

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.81%
ADTRAN, Inc.                                          22,809   $         597,140
Commscope, Inc. * (a)                                 18,926             540,337
Newport Corp. *                                       13,351             251,800
Plantronics, Inc. (a)                                 15,719             556,924
Polycom, Inc. *                                       29,072             630,281
Powerwave Technologies, Inc. * (a)                    36,971             498,739
UTStarcom, Inc. * (a)                                 35,135             220,999
                                                               -----------------
                                                                       3,296,220
TELEPHONE - 0.61%
Cincinnati Bell, Inc. *                               82,290             371,951
Harris Corp.                                          44,802           2,118,686
                                                               -----------------
                                                                       2,490,637
TIRES & RUBBER - 0.04%
Bandag, Inc. (a)                                       3,900             163,293

TOBACCO - 0.08%
Universal Corp.                                        8,599             316,185

TRANSPORTATION - 1.75%
Alexander & Baldwin, Inc.                             14,769             704,186
C.H. Robinson Worldwide, Inc.                         57,134           2,804,708
Expeditors International of Washington,
   Inc.                                               35,645           3,079,372
Overseas Shipholding Group, Inc.                       9,911             475,034
                                                               -----------------
                                                                       7,063,300
TRUCKING & FREIGHT - 0.79%
CNF, Inc.                                             17,446             871,253
J.B. Hunt Transport Services, Inc.                    41,249             888,503
Swift Transportation, Inc. *                          17,835             387,555
Werner Enterprises, Inc.                              17,331             318,371
YRC Worldwide, Inc. * (a)                             19,416             738,973
                                                               -----------------
                                                                       3,204,655
                                                               -----------------
TOTAL COMMON STOCKS (Cost $306,374,682)                        $     387,288,994
                                                               -----------------
SHORT TERM INVESTMENTS - 20.86%
Federal Home Loan Mortgage Corp.
   Discount Notes
   zero coupon due 04/25/2006              $       8,000,000   $       7,975,200
Rabobank USA Financial Corp.
   zero coupon due 04/03/2006                      5,627,000           5,625,490
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                            69,160,004          69,160,004
United States Treasury Bills
   zero coupon due 05/04/2006 ****                 1,600,000           1,593,642
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $84,354,336)                                             $      84,354,336
                                                               -----------------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
   (COST $390,729,018) - 116.60%                               $     471,643,330

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (16.60)%                                                          (67,136,591)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     404,506,739
                                                               =================

MID CAP STOCK TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.59%

AEROSPACE - 2.58%
Alliant Techsystems, Inc. * (a)                      208,485   $      16,088,787
Rockwell Collins, Inc. (a)                           187,408          10,560,441
                                                               -----------------
                                                                      26,649,228
AIR TRAVEL - 3.25%
Gol Linhas Aereas Inteligentes SA, ADR
   (a)                                               344,560           9,234,208
Ryanair Holdings PLC, SADR * (a)                     244,299          13,363,156
Southwest Airlines Company (a)                       609,875          10,971,651
                                                               -----------------
                                                                      33,569,015
APPAREL & TEXTILES - 0.30%
Geox SpA                                             230,287           3,074,746

BIOTECHNOLOGY - 3.20%
Applera Corp. (a)                                    274,219           7,442,304
Cephalon, Inc. * (a)                                 220,483          13,284,101
ICOS Corp. * (a)                                     295,788           6,522,125
Millennium Pharmaceuticals, Inc. * (a)               573,717           5,800,279
                                                               -----------------
                                                                      33,048,809
BROADCASTING - 2.00%
Sirius Satellite Radio, Inc. * (a)                 2,474,725          12,571,603
Univision Communications, Inc., Class
   A *                                                18,700             644,589
XM Satellite Radio Holdings, Inc., Class
   A * (a)                                           332,125           7,396,424
                                                               -----------------
                                                                      20,612,616
BUSINESS SERVICES - 4.73%
Corporate Executive Board Company                     80,285           8,100,756
DST Systems, Inc. * (a)                              187,600          10,869,544
Equifax, Inc.                                        359,100          13,372,884
Resources Connection, Inc. * (a)                     661,200          16,470,492
                                                               -----------------
                                                                      48,813,676
CELLULAR COMMUNICATIONS - 2.14%
American Tower Corp., Class A *                      479,451          14,536,954
Crown Castle International Corp. * (a)               267,780           7,591,563
                                                               -----------------
                                                                      22,128,517
COMMERCIAL SERVICES - 1.51%
Live Nation, Inc. * (a)                              787,700          15,627,968

COMPUTERS & BUSINESS EQUIPMENT - 4.33%
Cognizant Technology Solutions Corp.,
   Class A *                                         248,333          14,773,330
Kronos, Inc. * (a)                                   211,200           7,896,768
Network Appliance, Inc. *                            612,300          22,061,169
                                                               -----------------
                                                                      44,731,267
CONTAINERS & GLASS - 1.46%
Jarden Corp. * (a)                                   457,382          15,024,999
CRUDE PETROLEUM & NATURAL GAS - 1.97%
Chesapeake Energy Corp. (a)                          327,272          10,279,614
EOG Resources, Inc.                                  139,814          10,066,608
                                                               -----------------
                                                                      20,346,222
DRUGS & HEALTH CARE - 2.50%
CV Therapeutics, Inc. * (a)                          193,000           4,261,440
Intuitive Surgical, Inc. *                            44,000           5,192,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
DRUGS & HEALTH CARE (CONTINUED)
Shionogi & Company, Ltd.                             997,653   $      16,396,170
                                                               -----------------
                                                                      25,849,610
ELECTRICAL EQUIPMENT - 1.01%
Tektronix, Inc. (a)                                  291,654          10,414,964

ENERGY - 2.00%
Q-Cells AG *                                          70,053           6,555,838
Suntech Power Holdings Co., Ltd.,
   ADR * (a)                                         380,000          14,056,200
                                                               -----------------
                                                                      20,612,038
FINANCIAL SERVICES - 10.54%
Blackrock, Inc., Class A                              72,400          10,136,000
E*TRADE Financial Corp. * (a)                        601,505          16,228,605
Eaton Vance Corp. (a)                                273,056           7,476,273
Julius Baer Holding, Ltd.                            133,972          12,125,513
Melco International Development                    5,019,462          10,349,473
Nasdaq Stock Market, Inc. * (a)                      288,084          11,534,883
Nuveen Investments, Class A (a)                      290,100          13,968,315
State Street Corp. (c)                               260,224          15,725,336
TD Ameritrade Holding Corp. *                        540,000          11,269,800
                                                               -----------------
                                                                     108,814,198
HEALTHCARE PRODUCTS - 2.71%
Boston Scientific Corp. * (a)                        482,600          11,123,930
Kyphon, Inc. * (a)                                   305,400          11,360,880
The Medicines Company * (a)                          267,361           5,499,616
                                                               -----------------
                                                                      27,984,426
HEALTHCARE SERVICES - 3.09%
Covance, Inc. * (a)                                  170,465          10,014,819
Coventry Health Care, Inc. *                         158,400           8,550,432
IMS Health, Inc. (a)                                 517,200          13,328,244
                                                               -----------------
                                                                      31,893,495
HOMEBUILDERS - 3.94%
Centex Corp. (a)                                     141,100           8,746,789
D.R. Horton, Inc.                                    271,459           9,017,868
Standard Pacific Corp. (a)                           309,171          10,394,329
Walter Industries, Inc. (a)                          187,700          12,504,574
                                                               -----------------
                                                                      40,663,560
HOTELS & RESTAURANTS - 3.06%
Panera Bread Company, Class A * (a)                  160,400          12,058,872
Starwood Hotels & Resorts Worldwide,
   Inc.                                              289,057          19,577,831
                                                               -----------------
                                                                      31,636,703
INDUSTRIAL MACHINERY - 1.16%
Energy Conversion Devices, Inc. * (a)                242,894          11,945,527

INTERNATIONAL OIL - 0.90%
Nabors Industries, Ltd. *                            129,500           9,269,610

INTERNET CONTENT - 0.84%
NetFlix, Inc. * (a)                                  298,400           8,650,616

INTERNET SERVICE PROVIDER - 1.15%
Redback Networks, Inc. *                             300,900           6,526,521
Salesforce.Com, Inc. * (a)                           146,631           5,327,104
                                                               -----------------
                                                                      11,853,625
LEISURE TIME - 2.25%
DreamWorks Animation SKG, Class A * (a)              368,661   $       9,751,083
Harrah's Entertainment, Inc.                         172,525          13,450,049
                                                               -----------------
                                                                      23,201,132
LIFE SCIENCES - 0.96%
Pharmaceutical Product Development,
   Inc. (a)                                          286,080           9,901,229

MANUFACTURING - 1.17%
Roper Industries, Inc. (a)                           249,300          12,123,459

MEDICAL-HOSPITALS - 1.35%
Manor Care, Inc. (a)                                 313,455          13,901,729

METAL & METAL PRODUCTS - 1.04%
Cameco Corp. (a)                                     297,048          10,693,728

PETROLEUM SERVICES - 1.66%
BJ Services Company                                  210,516           7,283,854
GlobalSantaFe Corp.                                  162,898           9,896,053
                                                               -----------------
                                                                      17,179,907
PHARMACEUTICALS - 4.20%
Alkermes, Inc. * (a)                                 287,999           6,350,378
Amylin Pharmaceuticals, Inc. * (a)                   292,533          14,319,490
Elan Corp. PLC, ADR * (a)                            401,400           5,796,216
Forest Laboratories, Inc. *                          228,538          10,199,651
Vertex Pharmaceuticals, Inc. * (a)                   182,610           6,681,700
                                                               -----------------
                                                                      43,347,435
POLLUTION CONTROL - 1.26%
Stericycle, Inc. *                                   191,796          12,969,246

RETAIL TRADE - 7.18%
Abercrombie & Fitch Company, Class A                 274,761          16,018,566
Advance Auto Parts, Inc.                             181,976           7,577,481
Kohl's Corp. *                                       344,500          18,261,945
Tiffany & Co.                                        380,993          14,302,477
Williams-Sonoma, Inc. * (a)                          423,693          17,964,583
                                                               -----------------
                                                                      74,125,052
SEMICONDUCTORS - 5.52%
Altera Corp. * (a)                                   638,200          13,172,448
Cree, Inc. * (a)                                     371,100          12,175,791
CSR PLC *                                            821,136          17,137,943
International Rectifier Corp. * (a)                  349,600          14,483,928
                                                               -----------------
                                                                      56,970,110
SOFTWARE - 7.48%
Activision, Inc. *                                   957,600          13,205,304
Adobe Systems, Inc. *                                357,800          12,494,376
Cognos, Inc. * (a)                                   352,189          13,700,152
Red Hat, Inc. * (a)                                  173,290           4,848,654
THQ, Inc. * (a)                                      493,266          12,770,657
VeriFone Holdings, Inc. * (a)                        664,796          20,136,671
                                                               -----------------
                                                                      77,155,814

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.15%
Polycom, Inc. * (a)                                  547,500   $      11,869,800
                                                               -----------------
TOTAL COMMON STOCKS (Cost $843,660,843)                        $     986,654,076
                                                               -----------------
SHORT TERM INVESTMENTS - 25.54%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     263,559,707   $     263,559,707
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $263,559,707)                                            $     263,559,707
                                                               -----------------
REPURCHASE AGREEMENTS - 5.18%
Deutsche Bank Tri-Party Repurchase
   Agreement dated 03/31/2006 at
   4.50% to be repurchased at
   $53,453,037 on 04/03/2006,
   collateralized by $55,821,000
   U.S.Treasury Bills, zero coupon
   due 09/28/2006 (valued at
   $54,518,757, including interest)        $      53,433,000   $      53,433,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $53,433,000)                                             $      53,433,000
                                                               -----------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
   (COST $1,160,653,550) - 126.31%                             $   1,303,646,783
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (26.31)%                                                       (271,533,243)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,032,113,540
                                                               =================

MID CAP VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.89%

ADVERTISING - 1.98%
The Interpublic Group of Companies,
   Inc. * (a)                                      1,311,594   $      12,538,839
AGRICULTURE - 3.00%
Monsanto Company                                     109,302           9,263,344
Mosaic Company * (a)                                 678,271           9,733,189
                                                               -----------------
                                                                      18,996,533
AUTO PARTS - 1.95%
Genuine Parts Company                                281,207          12,325,303
BROADCASTING - 2.42%
Clear Channel Communications, Inc.                   343,700           9,970,737
Westwood One, Inc.                                   485,847           5,363,751
                                                               -----------------
                                                                      15,334,488
BUSINESS SERVICES - 6.10%
Cadence Design Systems, Inc. *                       706,771          13,068,196
R.H. Donnelley Corp. *                               205,947          11,992,294
R.R. Donnelley & Sons Company                        414,669          13,567,969
                                                               -----------------
                                                                      38,628,459
CHEMICALS - 3.74%
Chemtura Corp.                                       741,969           8,740,395
Eastman Chemical Company                             291,738   $      14,931,151
                                                               -----------------
                                                                      23,671,546
COMPUTERS & BUSINESS EQUIPMENT - 1.11%
Sybase, Inc. *                                       333,844           7,050,785

CONTAINERS & GLASS - 4.48%
Ball Corp.                                           286,978          12,578,246
Pactiv Corp. *                                       644,527          15,816,692
                                                               -----------------
                                                                      28,394,938
CRUDE PETROLEUM & NATURAL GAS - 1.80%
EOG Resources, Inc.                                  158,085          11,382,120

ELECTRICAL EQUIPMENT - 1.70%
Hubbell, Inc., Class B                               210,263          10,778,081

ELECTRICAL UTILITIES - 5.61%
Ameren Corp.                                         237,758          11,845,103
CMS Energy Corp. * (a)                               749,877           9,710,907
Northeast Utilities (a)                              522,279          10,200,109
Puget Energy, Inc.                                   178,143           3,773,069
                                                               -----------------
                                                                      35,529,188
GAS & PIPELINE UTILITIES - 2.03%
NiSource, Inc.                                       478,249           9,670,195
Southwest Gas Corp.                                  113,455           3,171,067
                                                               -----------------
                                                                      12,841,262
HEALTHCARE PRODUCTS - 1.80%
Bausch & Lomb, Inc.                                  179,155          11,412,174

HOTELS & RESTAURANTS - 2.73%
Brinker International, Inc. (a)                      271,868          11,486,423
Outback Steakhouse, Inc.                              66,100           2,908,400
Yum! Brands, Inc.                                     59,118           2,888,506
                                                               -----------------
                                                                      17,283,329
HOUSEHOLD PRODUCTS - 1.89%
Newell Rubbermaid, Inc. (a)                          293,121           7,383,718
Tupperware Corp.                                     223,839           4,608,845
                                                               -----------------
                                                                      11,992,563
INDUSTRIAL MACHINERY - 3.76%
CNH Global NV                                        122,054           3,146,552
Cummins, Inc. (a)                                     97,383          10,234,954
W.W. Grainger, Inc.                                  138,312          10,421,809
                                                               -----------------
                                                                      23,803,315
INSURANCE - 11.35%
ACE, Ltd.                                            113,037           5,879,054
Aetna, Inc.                                          148,272           7,286,086
Conseco, Inc. *                                      387,137           9,608,740
Everest Re Group, Ltd.                                74,930           6,996,214
Genworth Financial, Inc.                             227,283           7,598,071
PartnerRe, Ltd.                                      178,985          11,113,179
PMI Group, Inc. (a)                                  105,146           4,828,304
SAFECO Corp.                                         160,420           8,054,688
XL Capital, Ltd., Class A                            164,214          10,527,760
                                                               -----------------
                                                                      71,892,096

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE - 1.74%
McAfee, Inc. *                                       451,946   $      10,995,846

MANUFACTURING - 1.66%
Snap-on, Inc.                                        275,166          10,489,328

METAL & METAL PRODUCTS - 2.02%
Timken Company (a)                                   396,456          12,793,635

MINING - 0.91%
Potash Corp. of Saskatchewan, Inc.                    65,361           5,757,651

OFFICE FURNISHINGS & SUPPLIES - 1.28%
OfficeMax, Inc. (a)                                  269,055           8,117,389

PAPER - 3.13%
Bowater, Inc.                                        287,235           8,496,411
MeadWestvaco Corp.                                   413,721          11,298,721
                                                               -----------------
                                                                      19,795,132
PETROLEUM SERVICES - 4.20%
GlobalSantaFe Corp.                                  231,534          14,065,690
Halliburton Company                                  171,147          12,497,154
                                                               -----------------
                                                                      26,562,844
PHARMACEUTICALS - 3.89%
King Pharmaceuticals, Inc. *                         693,671          11,965,825
Mylan Laboratories, Inc.                             542,412          12,692,441
                                                               -----------------
                                                                      24,658,266
PUBLISHING - 1.04%
American Greetings Corp., Class A (a)                304,826           6,590,338

REAL ESTATE - 1.83%
Host Marriott Corp., REIT                            541,774          11,593,964

RETAIL GROCERY - 2.07%
Safeway, Inc.                                        267,027           6,707,718
The Kroger Company *                                 314,900           6,411,364
                                                               -----------------
                                                                      13,119,082
RETAIL TRADE - 3.38%
Federated Department Stores, Inc.                    140,524          10,258,252
Foot Locker, Inc.                                    466,974          11,151,339
                                                               -----------------
                                                                      21,409,591
SANITARY SERVICES - 0.34%
Allied Waste Industries, Inc. * (a)                  177,000           2,166,480

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.16%
ADC Telecommunications, Inc. * (a)                   351,553           8,996,241
Avaya, Inc. * (a)                                    798,456           9,022,553
JDS Uniphase Corp. * (a)                           1,885,500           7,862,535
PanAmSat Holding Corp. (a)                           144,657           3,590,387
Tellabs, Inc. *                                      597,684           9,503,175
                                                               -----------------
                                                                      38,974,891
TELEPHONE - 3.41%
CenturyTel, Inc. (a)                                 203,547           7,962,759
Qwest Communications International,
   Inc. * (a)                                      2,005,012          13,634,081
                                                               -----------------
                                                                      21,596,840
TRAVEL SERVICES - 2.38%
Sabre Holdings Corp.                                 640,069   $      15,060,824
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $494,711,114)                        $     613,537,120
                                                               -----------------
SHORT TERM INVESTMENTS - 18.09%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     114,574,302   $     114,574,302
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $114,574,302)                                            $     114,574,302
                                                               -----------------
REPURCHASE AGREEMENTS - 3.18%
Repurchase Agreement with State
Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $20,170,797 on 04/03/2006,
   collateralized by $21,625,000
   Federal National Mortgage
   Association, 5.70% due
   03/27/2023 (valued at
   $20,570,781, including interest) (c)    $      20,165,000   $      20,165,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,165,000)                                          $      20,165,000
                                                               -----------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
   (COST $629,450,416) - 118.16%                               $     748,276,422
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (18.16)%                                                       (115,018,254)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     633,258,168
                                                               =================

MID VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 94.58%
ADVERTISING - 0.45%
Lamar Advertising Company * (a)                       15,000   $         789,300

AEROSPACE - 1.20%
Raytheon Company                                      35,400           1,622,736
Rockwell Collins, Inc.                                 8,300             467,705
                                                               -----------------
                                                                       2,090,441
AIR TRAVEL - 1.42%
Southwest Airlines Company                           138,000           2,482,620
ALUMINUM - 0.03%
Alcan Aluminum, Ltd.                                   1,000              45,730
APPAREL & TEXTILES - 0.66%
Cintas Corp.                                          27,000           1,150,740
BANKING - 5.48%
Citizens Banking Corp. (a)                             7,000             187,950
Commerce Bancshares, Inc. (a)                         19,120             987,930
First Horizon National Corp.                          11,800             491,470
Huntington Bancshares, Inc.                           36,800             887,984
Investors Financial Services Corp. (a)                37,400           1,752,938
Newalliance Bancshares, Inc. (a)                      34,300             494,949

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
North Fork Bancorporation, Inc.                       30,100   $         867,783
Northern Trust Corp.                                  34,700           1,821,750
Regions Financial Corp.                               30,200           1,062,134
TCF Financial Corp.                                   33,800             870,350
Valley National Bancorp (a)                            5,600             143,472
                                                               -----------------
                                                                       9,568,710
BIOTECHNOLOGY - 2.53%
Cephalon, Inc. * (a)                                   3,800             228,950
Chiron Corp. *                                        58,100           2,661,561
MedImmune, Inc. *                                     41,700           1,525,386
                                                               -----------------
                                                                       4,415,897
BROADCASTING - 2.67%
Cox Radio, Inc., Class A * (a)                        59,100             793,122
Discovery Holding Company * (a)                       44,300             664,500
Entercom Communications Corp. (a)                     48,200           1,345,744
Univision Communications, Inc., Class A *             53,900           1,857,933
                                                               -----------------
                                                                       4,661,299
BUILDING MATERIALS & CONSTRUCTION - 0.87%
American Standard Companies, Inc.                     35,600           1,525,816

BUSINESS SERVICES - 4.12%
Equifax, Inc.                                         35,700           1,329,468
H & R Block, Inc.                                     47,900           1,037,035
Manpower, Inc.                                        36,400           2,081,352
Reuters Group PLC (a)                                  9,300             382,788
The BISYS Group, Inc. *                              134,100           1,807,668
The ServiceMaster Company                             14,600             191,552
Total Systems Services, Inc.                          18,300             364,536
                                                               -----------------
                                                                       7,194,399
CABLE AND TELEVISION - 0.29%
Cablevision Systems New York Group,
   Class A *                                          19,200             512,640

CELLULAR COMMUNICATIONS - 1.78%
Nextel Partners, Inc., Class A *                      36,600           1,036,512
Telephone & Data Systems, Inc.                         7,500             283,125
Telephone & Data Systems, Inc.                        45,300           1,786,632
                                                               -----------------
                                                                       3,106,269
COMPUTERS & BUSINESS EQUIPMENT - 0.84%
Sun Microsystems, Inc. *                             286,700           1,470,771

COSMETICS & TOILETRIES - 0.40%
Estee Lauder Companies, Inc., Class A (a)             18,800             699,172

DOMESTIC OIL - 1.52%
Murphy Oil Corp.                                      53,200           2,650,424

ELECTRICAL EQUIPMENT - 1.54%
American Power Conversion Corp.                       14,700             339,717
Molex, Inc.                                           79,100           2,350,852
                                                               -----------------
                                                                       2,690,569
ELECTRICAL UTILITIES - 2.72%
El Paso Electric Company *                             6,300             119,952
FirstEnergy Corp.                                      6,600             322,740
Pinnacle West Capital Corp.                           50,000   $       1,955,000
TECO Energy, Inc.                                    145,300           2,342,236
                                                               -----------------
                                                                       4,739,928
ELECTRONICS - 2.27%
AVX Corp. (a)                                        111,200           1,968,240
Synopsys, Inc. *                                      89,200           1,993,620
                                                               -----------------
                                                                       3,961,860
ENERGY - 3.18%
Duke Energy Corp.                                     45,800           1,335,070
Energy East Corp.                                     20,400             495,720
Hanover Compressor Company * (a)                     113,500           2,113,370
NRG Energy, Inc. * (a)                                22,300           1,008,406
Xcel Energy, Inc.                                     33,300             604,395
                                                               -----------------
                                                                       5,556,961
FINANCIAL SERVICES - 4.91%
Janus Capital Group, Inc.                             70,300           1,628,851
LaBranche & Company, Inc. * (a)                       20,500             324,105
Lazard, Ltd., Class A (a)                             25,300           1,119,525
Moneygram International, Inc.                         68,700           2,110,464
PNC Financial Services Group, Inc.                    17,300           1,164,463
Synovus Financial Corp.                               68,600           1,858,374
Waddell & Reed Financial, Inc., Class A               15,800             364,980
                                                               -----------------
                                                                       8,570,762
FOOD & BEVERAGES - 3.00%
Campbell Soup Company                                 74,600           2,417,040
H.J. Heinz Company                                    55,900           2,119,728
McCormick & Company, Inc.                             20,500             694,130
                                                               -----------------
                                                                       5,230,898
FOREST PRODUCTS - 0.62%
Weyerhaeuser Company                                  15,000           1,086,450

GAS & PIPELINE UTILITIES - 1.85%
Dynegy, Inc., Class A * (a)                          134,000             643,200
NiSource, Inc.                                       127,900           2,586,138
                                                               -----------------
                                                                       3,229,338
GOLD - 0.29%
Meridian Gold, Inc. * (a)                             17,300             512,945

HEALTHCARE PRODUCTS - 0.86%
Becton, Dickinson & Company                            9,900             609,642
Kinetic Concepts, Inc. *                              21,800             897,506
                                                               -----------------
                                                                       1,507,148
HEALTHCARE SERVICES - 2.33%
AMERIGROUP Corp. * (a)                                26,900             565,976
Healthsouth Corp. * (a)                              244,900           1,222,051
Lincare Holdings, Inc. *                              47,000           1,831,120
Weight Watchers International, Inc.                    8,800             452,320
                                                               -----------------
                                                                       4,071,467
HOLDINGS COMPANIES/CONGLOMERATES - 0.93%
Pearson PLC (a)                                      117,000           1,620,450

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS - 0.93%
Outback Steakhouse, Inc. (a)                          36,700   $       1,614,800
HOUSEHOLD PRODUCTS - 1.66%
Newell Rubbermaid, Inc.                               43,000           1,083,170
The Clorox Company                                    30,200           1,807,470
                                                               -----------------
                                                                       2,890,640
INDUSTRIAL MACHINERY - 3.24%
Cooper Cameron Corp. *                                54,600           2,406,768
Deere & Company                                       18,800           1,486,140
Grant Prideco, Inc. *                                 40,900           1,752,156
                                                               -----------------
                                                                       5,645,064
INSURANCE - 10.41%
Aon Corp.                                              7,400             307,174
Aspen Insurance Holdings, Ltd. (a)                    40,300             993,798
Axis Capital Holdings, Ltd.                           60,900           1,820,910
Genworth Financial, Inc.                              66,000           2,206,380
Jefferson-Pilot Corp. (a)                             29,700           1,661,418
Marsh & McLennan Companies, Inc.                     106,800           3,135,648
Ohio Casualty Corp.                                   35,700           1,131,690
Radian Group, Inc.                                     6,000             361,500
St. Paul Travelers Companies, Inc.                    53,817           2,249,012
UnumProvident Corp. (a)                               77,100           1,579,008
Willis Group Holdings, Ltd. (a)                       49,800           1,706,148
XL Capital, Ltd., Class A                             15,700           1,006,527
                                                               -----------------
                                                                      18,159,213
INTERNET RETAIL - 0.39%
IAC/InterActiveCorp. * (a)                            22,999             677,781
INTERNET SOFTWARE - 0.40%
McAfee, Inc. *                                        28,500             693,405
MANUFACTURING - 0.28%
Harley-Davidson, Inc.                                  9,400             487,672
MEDICAL-HOSPITALS - 2.98%
Health Management Associates, Inc., Class A           43,000             927,510
Lifepoint Hospitals, Inc. *                           25,800             802,380
Tenet Healthcare Corp. *                             159,300           1,175,634
Universal Health Services, Inc., Class B (a)          45,100           2,290,629
                                                               -----------------
                                                                       5,196,153
MINING - 0.17%
Potash Corp. of Saskatchewan, Inc.                     3,300             290,697
NEWSPAPERS - 2.32%
Dow Jones & Company, Inc. (a)                         49,900           1,961,070
The New York Times Company, Class A (a)               68,800           1,741,328
Washington Post Company, Class B (a)                     448             347,984
                                                               -----------------
                                                                       4,050,382
PAPER - 3.36%
Abitibi Consolidated, Inc.                            68,800             285,520
Bowater, Inc. (a)                                     29,600             875,568
Domtar, Inc.                                         231,100           1,647,743
International Paper Company                           74,500           2,575,465
MeadWestvaco Corp.                                    17,500   $         477,925
                                                               -----------------
                                                                       5,862,221
PHARMACEUTICALS - 1.05%
OSI Pharmaceuticals, Inc. * (a)                       27,400             879,540
Valeant Pharmaceuticals International (a)             60,000             951,000
                                                               -----------------
                                                                       1,830,540
PUBLISHING - 2.78%
Meredith Corp.                                        31,200           1,740,648
Scholastic Corp. * (a)                                41,000           1,097,160
Tribune Company                                       73,600           2,018,848
                                                               -----------------
                                                                       4,856,656
REAL ESTATE - 1.16%
Apartment Investment & Management
   Company, Class A, REIT                             31,700           1,486,730
Equity Office Properties Trust, REIT                  16,200             543,996
                                                               -----------------
                                                                       2,030,726
RETAIL TRADE - 4.46%
AnnTaylor Stores Corp. *                               8,500             312,715
Big Lots, Inc. * (a)                                  97,600           1,362,496
Dillard's, Inc., Class A (a)                          27,900             726,516
Family Dollar Stores, Inc.                            68,100           1,811,460
Gap, Inc.                                             92,500           1,727,900
The TJX Companies, Inc.                               73,900           1,834,198
                                                               -----------------
                                                                       7,775,285
SANITARY SERVICES - 2.84%
Allied Waste Industries, Inc. * (a)                  172,400           2,110,176
Nalco Holding Company *                              160,700           2,844,390
                                                               -----------------
                                                                       4,954,566
SEMICONDUCTORS - 1.80%
KLA-Tencor Corp.                                      16,400             793,104
Novellus Systems, Inc. *                              67,300           1,615,200
Spansion, Inc. *                                      49,100             726,680
                                                               -----------------
                                                                       3,134,984
SOFTWARE - 1.50%
Intuit, Inc. *                                        49,300           2,622,267

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.80%
Andrew Corp. *                                        52,400             643,472
Telus Corp., Non Voting Shares                        19,300             746,910
                                                               -----------------
                                                                       1,390,382
TOYS, AMUSEMENTS & SPORTING GOODS -
   2.30%
Hasbro, Inc.                                          60,300           1,272,330
Mattel, Inc.                                         151,000           2,737,630
                                                               -----------------
                                                                       4,009,960
TRANSPORTATION - 0.99%
Laidlaw International, Inc.                           63,200           1,719,040
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $146,538,008)                        $     165,035,438
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
PREFERRED STOCKS - 0.95%
AUTOMOBILES - 0.34%
General Motors Corp., Series A * (a)                  25,700   $         596,497
ENERGY - 0.14%
NRG Energy, Inc., Series 4 *                             200             251,250
SANITARY SERVICES - 0.47%
Allied Waste Industries, Inc.,
   Series D *                                          2,400             810,982
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $1,364,737)                       $       1,658,729
                                                               -----------------
CORPORATE BONDS - 0.42%
ENERGY - 0.01%
Xcel Energy, Inc.
   7.50% due 11/21/2007                    $           7,000              10,421
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.41%
Lucent Technologies Inc., Series B
   2.75% due 06/15/2025 (a)                          644,000             720,804
                                           -----------------   -----------------
TOTAL CORPORATE BONDS (Cost $698,910)                          $         731,225
                                                               -----------------
SHORT TERM INVESTMENTS - 21.97%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      32,953,945   $      32,953,945
T. Rowe Price Reserve Investment Fund (c)          5,371,127           5,371,127
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $38,325,072)                                          $      38,325,072
                                                               -----------------
REPURCHASE AGREEMENTS - 1.21%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $2,115,608 on 04/03/2006,
   collateralized by $2,190,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at $2,161,777,
   including interest) (c)                 $       2,115,000   $       2,115,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,115,000)                                           $       2,115,000
                                                               -----------------
TOTAL INVESTMENTS (MID VALUE TRUST)
   (COST $189,041,727) - 119.13%                               $     207,865,464
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (19.13)%                                                        (33,374,673)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     174,490,791
                                                               =================

MONEY MARKET TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   59.07%
FEDERAL HOME LOAN BANK - 23.53%
   zero coupon due 04/05/2006 to
      06/02/2006                           $     560,897,000   $     559,545,984

FEDERAL HOME LOAN MORTGAGE CORP. - 11.55%
   zero coupon due 04/04/2006 to
      07/24/2006                           $     276,219,000   $     274,720,039

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 23.99%
   zero coupon due 04/03/2006 to
      07/24/2006                                 486,664,000         485,379,008
   zero coupon due 04/12/2006                     85,008,000          84,891,802
                                                               -----------------
                                                                     570,270,810
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,404,536,833)                                       $   1,404,536,833
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 4.31%

SUPRANATIONAL - 4.31%
International Bank for Reconstruction &
   Development
   zero coupon due 04/27/2006                     52,620,000          52,449,365
   zero coupon due 04/17/2006                     50,000,000          49,898,889
                                                               -----------------
                                                                     102,348,254
                                                               -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $102,348,254)                                         $     102,348,254
                                                               -----------------
COMMERCIAL PAPER - 26.81%
BANKING - 10.07%
Danske Corp.
   zero coupon due 04/10/2006                     25,000,000          24,971,188
National Australia Funding (Delaware),
   Inc.
   zero coupon due 04/18/2006                     40,000,000          39,910,844
Societe Generale North America, Inc.
   zero coupon due 05/02/2006                     65,004,000          64,789,977
Toronto-Dominion Holdings USA, Inc.
   zero coupon due 04/12/2006                     30,000,000          29,958,521
UBS Finance (Delaware) LLC
   zero coupon due 04/12/2006                     80,000,000          79,890,733
                                                               -----------------
                                                                     239,521,263
DIVERSIFIED FINANCIAL SERVICES - 2.88%
Shell International Finance BV
   zero coupon due 04/04/2006                     48,377,000          48,358,818
Unilever Capital Corp.
   zero coupon due 04/05/2006                     20,000,000          19,990,022
                                                               -----------------
                                                                      68,348,840
FINANCIAL SERVICES - 13.86%
BNP Paribas Finance, Inc.
   zero coupon due 04/18/2006                     25,000,000          24,946,403
Goldman Sachs Group, Inc.
   zero coupon due 04/03/2006                     65,000,000          64,982,667
ING US Funding LLC
   zero coupon due 04/27/2006                     50,000,000          49,828,472
Merrill Lynch & Company
   zero coupon due 04/07/2006                     50,000,000          49,961,417
Rabobank USA Finance Corp.
   zero coupon due 04/04/2006                     50,000,000          49,980,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMERCIAL PAPER (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
State Street Corp.
   zero coupon due 05/12/2006 (c)                 90,023,000   $      89,847,277
                                                               -----------------
                                                                     329,546,736
                                                               -----------------
TOTAL COMMERCIAL PAPER
   (Cost $637,416,839)                                         $     637,416,839
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 10.08%
U.S. TREASURY - 10.08%
United States Treasury Bills
   zero coupon due 04/06/2006 to
      04/20/2006                                 240,000,000         239,680,447
                                           -----------------   -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $239,680,447)                                         $     239,680,447
                                                               -----------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
   (COST $2,383,982,373) - 100.27%                             $   2,383,982,373
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (0.27)%                                                          (6,416,965)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   2,377,565,408
                                                               =================

MONEY MARKET TRUST B

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   50.68%
FEDERAL HOME LOAN BANK - 20.44%
   zero coupon due 04/05/2006 to
   04/12/2006                              $      93,057,000   $      92,952,837
FEDERAL HOME LOAN MORTGAGE CORP. - 9.59%
   zero coupon due 04/18/2006                     43,730,000          43,635,565
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 20.65%
   zero coupon due 04/03/2006 to
      05/10/2006                                  94,065,000          93,937,198
                                           -----------------   -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $230,525,600)                                         $     230,525,600
                                                               -----------------
CORPORATE BONDS - 1.54%
DIVERSIFIED FINANCIAL SERVICES - 1.54%
General Electric Capital Corp., Series
   MTN
   4.853% due 05/17/2006                           7,000,000           7,000,000
                                           -----------------   -----------------
TOTAL CORPORATE BONDS (Cost $7,000,000)                        $       7,000,000
COMMERCIAL PAPER - 16.91%
                                                               -----------------
BANKING - 4.00%
UBS Finance (Delaware) LLC
   zero coupon due 04/12/2006                     18,205,000          18,183,950
FINANCIAL SERVICES - 12.91%
BNP Paribas Finance, Inc.
   zero coupon due 04/04/2006                     15,000,000          14,994,200
HBOS Treasury Services PLC
   zero coupon due 04/20/2006                     13,830,000          13,795,256
ING US Funding LLC
   zero coupon due 04/17/2006                     15,000,000          14,968,800
Merrill Lynch & Company
   zero coupon due 04/07/2006                     15,000,000   $      14,982,600
                                                               -----------------
                                                                      58,740,856
                                                               -----------------
TOTAL COMMERCIAL PAPER
   (Cost $76,924,806)                                          $      76,924,806
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 30.75%
U.S. TREASURY - 30.75%
United States Treasury Bills
   zero coupon due 04/06/2006 to
      04/20/2006                                 140,000,000         139,854,306
                                           -----------------   -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $139,854,306)                                         $     139,854,306
                                                               -----------------
TOTAL INVESTMENTS (MONEY MARKET TRUST B)
   (COST $454,304,712) - 99.88%                                $     454,304,712
                                                               -----------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   0.12%                                                                 554,714
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     454,859,426
                                                               =================

NATURAL RESOURCES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.48%
ALUMINUM - 1.51%
Alcoa, Inc.                                          431,775   $      13,195,044
COAL - 1.75%
CONSOL Energy, Inc.                                  120,457           8,933,091
Massey Energy Company (a)                            177,277           6,394,382
                                                               -----------------
                                                                      15,327,473
CRUDE PETROLEUM & NATURAL GAS - 8.59%
Burlington Resources, Inc.                           125,834          11,565,403
EOG Resources, Inc.                                  339,731          24,460,632
Newfield Exploration Company *                       188,148           7,883,401
Surgutneftegaz, ADR * (a)                            127,255           9,735,008
XTO Energy, Inc.                                     495,814          21,602,616
                                                               -----------------
                                                                      75,247,060
DOMESTIC OIL - 5.92%
Noble Energy, Inc.                                   192,236           8,443,005
Suncor Energy, Inc.                                  332,993          25,583,887
Western Oil Sands, Inc. *                            641,042          17,798,175
                                                               -----------------
                                                                      51,825,067
GAS & PIPELINE UTILITIES - 1.76%
Equitable Resources, Inc.                            184,040           6,719,300
Western Gas Resources, Inc. (a)                      180,052           8,687,509
                                                               -----------------
                                                                      15,406,809
GOLD - 1.75%
Barrick Gold Corp.                                   231,272           6,299,850
Gold Fields, Ltd.                                    413,542           9,029,392
                                                               -----------------
                                                                      15,329,242

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INTERNATIONAL OIL - 23.29%
Canadian Natural Resources, Ltd.                     897,367   $      49,922,097
China Petroleum and Chemical Corp. ADR
   (a)                                               148,935           8,691,847
ConocoPhillips                                       188,183          11,883,756
EnCana Corp. - CAD                                   791,808          36,990,859
Lukoil Oil Company, ADR (a)                          235,473          19,638,448
Petroleo Brasileiro SA, ADR * (a)                    232,851          20,181,196
Royal Dutch Shell PLC, ADR, Class B
   shares (a)                                        137,864           8,981,840
Royal Dutch Shell PLC, ADR                           180,031          11,208,730
Talisman Energy, Inc.                                686,234          36,482,284
                                                               -----------------
                                                                     203,981,057
METAL & METAL PRODUCTS - 16.76%
Alumina, Ltd.                                      1,863,980           9,894,984
Cameco Corp. (a)                                     942,078          33,914,808
Companhia Siderurgica Nacional SA, ADR
   (a)                                               438,503          13,777,764
Companhia Vale Do Rio Doce, ADR                      276,897          13,437,811
Companhia Vale Do Rio Doce, SADR                     878,474          37,976,431
Inco, Ltd. (a)                                       258,521          12,897,613
Vedanta Resources PLC                              1,014,751          24,885,191
                                                               -----------------
                                                                     146,784,602
MINING - 10.81%
Aluminum Corp. China, Ltd. ADR (a)                   135,328          14,171,548
Anglo American PLC                                   223,304           8,614,308
Anglo Platinum, Ltd.                                 247,410          22,485,168
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                           243,670          14,564,156
Impala Platinum Holdings, Ltd.                        68,001          12,871,026
Xstrata PLC                                          676,600          21,923,365
                                                               -----------------
                                                                      94,629,571
PAPER - 3.14%
Abitibi Consolidated, Inc.                         1,468,581           6,094,611
Domtar, Inc.                                         169,220           1,203,948
International Paper Company                          583,335          20,165,891
                                                               -----------------
                                                                      27,464,450
PETROLEUM SERVICES - 20.19%
BP PLC, SADR                                         408,773          28,180,811
Exxon Mobil Corp.                                    568,495          34,598,606
GlobalSantaFe Corp.                                  139,377           8,467,153
Halliburton Company                                  167,849          12,256,334
Petro-Canada                                         284,269          13,494,614
Repsol YPF SA, SADR                                  217,924           6,210,834
Total SA, SADR (a)                                   182,719          24,069,574
Transocean, Inc. *                                   116,415           9,348,124
Valero Energy Corp.                                  671,334          40,132,346
                                                               -----------------
                                                                     176,758,396
STEEL - 2.01%
Mittal Steel Company, NV (a)                         465,694          17,579,948
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $520,233,547)                        $     853,528,719
                                                               -----------------
PREFERRED STOCKS - 0.19%
MINING - 0.19%
Anglo American Platinum Corp., Ltd.-
   ZAR *                                              48,752   $       1,663,350
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $783,311)                         $       1,663,350
                                                               -----------------
SHORT TERM INVESTMENTS - 16.78%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     146,977,907   $     146,977,907
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $146,977,907)                                            $     146,977,907
                                                               -----------------
REPURCHASE AGREEMENTS - 2.18%
Deutsche Bank Tri-Party Repurchase
   Agreement dated 03/31/2006 at
   4.50% to be repurchased at
   $19,068,148 on 04/03/2006,
   collateralized by $19,914,000
   U.S.Treasury Bills, zero coupon
   due 11/28/2006 (valued at
   $19,449,428, including interest)        $      19,061,000   $      19,061,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $19,061,000)                                             $      19,061,000
                                                               -----------------
TOTAL INVESTMENTS (NATURAL RESOURCES
   TRUST)
   (COST $687,055,765) - 116.63%                               $   1,021,230,976
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (16.63)%                                                         (145,610,049)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     875,620,927
                                                               =================

OVERSEAS EQUITY TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.52%
AUSTRALIA - 2.54%
Amcor, Ltd.                                          104,100   $         551,872
Brambles Industries, Ltd. (a)                         50,107             385,889
Foster's Group, Ltd.                                 105,000             399,429
Macquarie Bank, Ltd. (a)                               5,900             273,387
NRMA Insurance Group, Ltd. (a)                       153,517             601,588
Promina Group (a)                                    186,600             731,231
QBE Insurance Group, Ltd.                             68,714           1,077,080
Rinker Group, Ltd.                                   104,274           1,482,833
Wesfarmers, Ltd.                                      18,300             457,281
Woolworths, Ltd. (a)                                  58,722             792,149
                                                               -----------------
                                                                       6,752,739
AUSTRIA - 0.48%
Raiffeisen International Bank Holding
   AG * (a)                                            3,500             299,080
Telekom Austria AG                                    19,540             461,309
Wienerberger Baustoffindustrie AG                     10,000             503,727
                                                               -----------------
                                                                       1,264,116
BELGIUM - 0.24%
UCB SA                                                13,000             640,644

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BERMUDA - 0.42%
Li & Fung, Ltd.                                      490,000   $       1,105,033
CANADA - 5.18%
Abitibi Consolidated, Inc. (a)                        58,400             241,790
Alcan Aluminum, Ltd. USD (a)                          64,802           2,967,916
Barrick Gold Corp.                                    44,400           1,209,456
Cameco Corp.                                          56,900           2,048,517
Canadian Natural Resources, Ltd.                      36,100           2,008,306
Canadian Tire Corp., Ltd. (a)                          1,400              75,124
Inco, Ltd.                                            23,600           1,177,404
Methanex Corp.                                        23,800             487,588
Potash Corp. of Saskatchewan, Inc. (a)                17,800           1,568,524
Suncor Energy, Inc.                                   12,200             937,327
Telus Corp. - Non Voting Shares (a)                    8,000             309,755
Telus Corp.                                            3,300             129,613
Toronto Dominion Bank Ontario (a)                     10,700             596,819
                                                               -----------------
                                                                      13,758,139
DENMARK - 0.41%
Novo Nordisk AS (a)                                   17,680           1,101,459
FINLAND - 1.02%
Neste Oil Oyj (a)                                      5,800             199,726
Nokia AB - Oyj (a)                                    57,200           1,185,853
Nokia Oyj, SADR                                       35,900             743,848
UPM-Kymmene Oyj (a)                                   24,500             579,893
                                                               -----------------
                                                                       2,709,320
FRANCE - 9.30%
Accor SA (a)                                          17,900           1,033,554
AXA Group (a)                                            900              31,636
BNP Paribas SA (a)                                    31,902           2,968,091
BNP Paribas-New Shares *                               3,190             286,723
Bouygues SA (a)                                       69,400           3,693,824
Essilor International SA (a)                           7,000             625,350
Groupe Danone SA (a)                                   9,500           1,165,794
Lafarge SA (a)                                        12,400           1,407,280
L'Air Liquide SA (a)                                   3,157             658,332
L'Oreal SA (a)                                        13,664           1,205,756
Renault Regie Nationale SA (a)                         6,500             692,321
Sanofi-Aventis (a)                                    42,642           4,063,070
Schneider Electric SA (a)                             24,865           2,689,139
Societe Generale (a)                                   9,222           1,389,134
Thales SA                                             10,800             480,971
Total SA (a)                                           3,800           1,004,128
Veolia Environnement SA (a)                           14,300             795,487
Vivendi Universal SA (a)                              15,013             516,433
                                                               -----------------
                                                                      24,707,023
GERMANY - 6.21%
Allianz AG                                            11,228           1,877,741
Altana AG (a)                                          6,500             403,479
Bayer AG (a)                                          26,500           1,063,398
Bayerische Motoren Werke (BMW) AG                     10,800             595,806
Commerzbank AG                                        19,100             762,276
DaimlerChrysler AG (a)                                17,100   $         983,833
Deutsche Bank AG (a)                                  11,981           1,370,634
Deutsche Post AG                                      25,500             640,395
E.ON AG (a)                                           14,245           1,570,158
Infineon Technologies AG * (a)                        63,000             650,755
SAP AG, SADR                                           4,600             249,872
SAP AG (a)                                             8,580           1,864,282
Siemens AG                                            26,652           2,492,259
Volkswagen AG (a)                                     26,200           1,981,555
                                                               -----------------
                                                                      16,506,443
HONG KONG - 0.99%
Hang Lung Group, Ltd.                                182,000             416,304
Hang Lung Properties, Ltd.                           179,000             341,394
PCCW, Ltd. (a)                                       676,000             444,281
Sun Hung Kai Properties, Ltd. (a)                     47,000             476,969
Swire Pacific, Ltd., Class A                          98,500             964,062
                                                               -----------------
                                                                       2,643,010
IRELAND - 0.71%
CRH PLC - London                                      31,400           1,100,713
Depfa Bank PLC                                        43,500             776,164
                                                               -----------------
                                                                       1,876,877
ISRAEL - 0.17%
Teva Pharmaceutical Industries, Ltd.,
   SADR                                               11,100             457,098
ITALY - 0.36%
Banca Intesa SpA (a)                                  85,600             512,233
Eni SpA (a)                                           16,072             458,053
                                                               -----------------
                                                                         970,286
JAPAN - 29.70%
Advantest Corp. (a)                                   10,900           1,301,562
AEON Company, Ltd.                                    87,700           2,131,014
Astellas Pharmaceuticals, Inc.                        16,900             642,947
Canon, Inc.                                           12,400             822,129
Daimaru, Inc.                                         30,000             442,742
Daiwa House Industry Company, Ltd.                    47,000             816,035
Fanuc, Ltd.                                           22,700           2,188,953
Hirose Electric Company, Ltd.                          3,700             521,171
Hoya Corp.                                            17,300             699,391
Kansai Electric Power Company, Ltd. (a)               49,000           1,090,557
Kao Corp. (a)                                         31,000             817,907
Millea Holdings, Inc.                                     84           1,665,773
Mitsubishi Corp.                                      52,000           1,186,093
Mitsubishi Estate Company, Ltd. (a)                  152,000           3,609,345
Mitsubishi UFJ Financial Group, Inc.                     312           4,779,778
Mitsui & Company, Ltd. (a)                            53,000             767,743
Mitsui Fudosan Company, Ltd.                          29,000             667,645
Mitsui Sumitomo Insurance Company, Ltd.               52,100             709,920
Mizuho Financial Group, Inc.                             339           2,778,476
NGK Spark Plug Company, Ltd. (a)                      35,000             817,694
Nidec Corp. (a)                                        7,600             624,844
Nintendo Company, Ltd. (a)                            12,000           1,797,523

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Nippon Electric Glass Company, Ltd.                   56,000   $       1,396,485
Nippon Steel Corp. (a)                               140,000             543,342
Nippon Telegraph & Telephone Corp.                       163             700,583
Nissan Motor Company, Ltd.                           139,300           1,657,444
Nitto Denko Corp.                                     29,900           2,542,244
Odakyu Electric Railway Company (a)                   84,000             521,180
Orix Corp.                                            12,990           4,051,947
Ricoh Company, Ltd.                                   41,000             802,587
Rohm Company, Ltd.                                    12,800           1,356,313
Shimamura Company, Ltd. (a)                            4,000             466,062
Shin-Etsu Chemical Company, Ltd.                      14,400             783,148
SMC Corp.                                             13,000           2,029,193
SOFTBANK Corp. (a)                                   154,900           4,548,321
Sompo Japan Insurance, Inc.                           83,000           1,205,847
Sumitomo Corp.                                       157,000           2,239,517
Sumitomo Mitsui Financial Group, Inc.
   (a)                                                   610           6,749,223
Sumitomo Realty &
   Development Company, Ltd. (a)                      23,000             638,155
Suzuki Motor Corp.                                    96,600           2,223,950
T&D Holdings, Inc.                                    10,000             783,012
Takeda Pharmaceutical Company, Ltd. (a)               19,600           1,119,333
TDK Corp.                                              5,900             445,406
Tokyo Electric Power Company, Ltd. (a)                16,700             417,162
Tokyo Electron, Ltd.                                  36,400           2,515,579
Tokyo Gas Company, Ltd. (a)                           68,000             298,055
Tokyu Corp. (a)                                      147,000             992,136
Toshiba Corp. (a)                                     66,000             384,221
Trend Micro, Inc. (a)                                 29,000           1,019,363
UNI Charm Corp. (a)                                    6,000             295,162
Ushio, Inc. (a)                                       22,900             546,700
Yahoo Japan Corp. (a)                                  2,078           1,269,845
Yamada Denki Company, Ltd.                            13,100           1,512,975
Yamato Transport Company, Ltd.                        96,000           1,969,105
                                                               -----------------
                                                                      78,902,837
LUXEMBOURG - 0.46%
Arcelor SA (a)                                        14,200             560,686
SES Global SA                                         40,900             654,810
                                                               -----------------
                                                                       1,215,496
MEXICO - 1.20%
America Movil S.A. de C.V., Series L                  92,700           3,175,902
NETHERLANDS - 6.31%
ABN AMRO Holdings NV                                  74,757           2,244,909
Fortis                                                10,200             364,490
Heineken Holding NV                                    4,325             149,301
Heineken NV                                           46,500           1,767,754
ING Groep NV                                          70,172           2,776,697
Koninklijke (Royal) KPN NV (a)                       317,800           3,587,434
Reed Elsevier NV (a)                                  16,900             242,671
Royal Dutch Shell PLC, A Shares                       78,240           2,452,066
Royal Dutch Shell PLC, B Shares                       82,069           2,672,067
Royal Numico NV *                                     11,400   $         505,201
                                                               -----------------
                                                                      16,762,590
NORWAY - 0.60%
Den Norske Bank ASA (a)                               77,200           1,040,312
Norske Skogindustrier ASA (a)                         32,139             544,737
                                                               -----------------
                                                                       1,585,049
SINGAPORE - 0.78%
Singapore Telecommunications, Ltd.                   884,790           1,451,059
United Overseas Bank, Ltd.                            63,072             608,920
                                                               -----------------
                                                                       2,059,979
SOUTH AFRICA - 1.29%
Anglo American PLC                                    12,300             473,215
Sasol, Ltd.                                           78,100           2,956,507
                                                               -----------------
                                                                       3,429,722
SOUTH KOREA - 1.24%
Samsung Electronics Company, Ltd.                      5,070           3,287,295
SPAIN - 3.94%
Altadis SA, Series A (a)                              15,400             691,623
Banco Bilbao Vizcaya Argentaria SA (a)               138,500           2,894,876
Banco Santander Central Hispano SA                   165,300           2,417,726
Iberdrola SA                                          24,900             805,157
Industria de Diseno Textil SA (a)                     19,300             746,129
Repsol SA                                             78,300           2,227,750
Telefonica SA                                         42,872             673,893
                                                               -----------------
                                                                      10,457,154
SWEDEN - 1.74%
Assa Abloy AB, Series B                               29,000             539,439
AstraZeneca PLC                                       18,400             928,498
Atlas Copco AB, Series A *                            38,700           1,091,018
Ericsson LM, Series B (a)                            319,500           1,217,417
Sandvik AB                                            11,000             652,077
Scania AB, Series B                                    4,500             195,797
                                                               -----------------
                                                                       4,624,246
SWITZERLAND - 8.13%
Adecco SA (a)                                          8,871             496,106
Compagnie Financiere
   Richemont AG, Series A (a)                         60,245           2,890,502
Credit Suisse Group AG (a)                            24,742           1,389,381
Givaudan AG (a)                                          710             546,133
Holcim, Ltd.                                          42,758           3,407,117
Nestle SA (a)                                          7,790           2,314,305
Novartis AG                                           94,219           5,243,832
Roche Holdings AG                                      9,502           1,415,836
Swiss Reinsurance Company AG (a)                      32,721           2,288,322
Swisscom AG (a)                                        2,179             706,734
Synthes AG                                             3,981             437,019
UBS AG (a)                                             4,129             453,900
                                                               -----------------
                                                                      21,589,187

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TAIWAN - 0.68%
HON HAI Precision Industry
   Company, Ltd., Reg. S, GDR                         74,195   $         919,276
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                  87,738             882,644
                                                               -----------------
                                                                       1,801,920
UNITED KINGDOM - 12.92%
Anglo American PLC                                    12,900             497,638
ARM Holdings PLC                                     239,600             555,286
AstraZeneca Group PLC                                 50,858           2,565,191
AstraZeneca PLC, SADR                                  5,000             251,150
BAE Systems PLC                                      128,100             937,423
Brambles Industries, Ltd.                             43,000             322,148
Cadbury Schweppes PLC                                 44,313             440,849
Carnival PLC                                          11,200             551,273
HBOS PLC                                             175,700           2,936,686
HSBC Holdings PLC                                     65,000           1,090,945
Johnston Press PLC                                    30,600             258,788
Kingfisher PLC                                       125,600             523,188
Lloyds TSB Group PLC                                  92,400             884,691
Northern Rock                                         29,000             597,189
Pearson PLC                                           41,000             569,048
Reed Elsevier PLC                                    214,361           2,058,009
Rio Tinto PLC                                         12,000             609,851
Royal Bank of Scotland Group PLC                     166,002           5,407,711
Scottish & Southern Energy PLC                        43,100             848,567
Standard Chartered PLC                                69,900           1,740,935
Tesco PLC                                             76,800             440,796
Unilever PLC                                         164,148           1,681,563
Vodafone Group PLC                                 3,050,082           6,392,356
Wolseley PLC                                          34,600             850,918
Xstrata PLC                                           25,000             810,056
Yell Group PLC                                        53,100             502,869
                                                               -----------------
                                                                      34,325,124
UNITED STATES - 0.50%
Carnival Corp.                                        15,500             734,235
News Corp. (a)                                        35,498             589,994
                                                               -----------------
                                                                       1,324,229
                                                               -----------------
TOTAL COMMON STOCKS (Cost $194,459,723)                        $     259,032,917
                                                               -----------------
SHORT TERM INVESTMENTS - 22.28%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      59,167,016   $      59,167,016
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $59,167,016)                                             $      59,167,016
                                                               -----------------
REPURCHASE AGREEMENTS - 2.40%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $6,386,836 on 04/03/2006,
   collateralized by $6,935,000
   Federal National Mortgage
   Association, 5.55% due
   07/10/2028 (valued at $6,514,052,
   including interest) (c)                 $       6,385,000   $       6,385,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,385,000)                                              $       6,385,000
                                                               -----------------
TOTAL INVESTMENTS (OVERSEAS EQUITY
   TRUST)
   (COST $260,011,739) - 122.20%                               $     324,584,933
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (22.20)%                                                          (58,961,523)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     265,623,410
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Banking                                                                    14.84%
Telecommunications Equipment & Services                                     6.01%
Insurance                                                                   5.18%
Financial Services                                                          4.61%
International Oil                                                           3.97%

PACIFIC RIM TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.55%
AUSTRALIA - 10.08%
Aristocrat Leisure, Ltd. (a)                          21,160   $         208,891
Australia and New Zealand Bank Group,
   Ltd.                                               65,334           1,240,340
Australia Gas & Light Company, Ltd. (a)               30,060             399,043
Axa Asia Pacific Holdings, Ltd. (a)                  189,670             788,102
BHP Billiton, Ltd.                                   170,275           3,415,581
Coca-Cola Amatil, Ltd. (a)                            99,990             517,906
Commonwealth Bank of Australia, Ltd.                  43,230           1,402,940
CSL, Ltd. (a)                                         21,660             848,792
Macquarie Bank, Ltd. (a)                              19,110             885,495
National Australia Bank, Ltd.                         53,410           1,442,512
Orica, Ltd.                                           46,102             765,907
Publishing & Broadcasting, Ltd. (a)                   48,290             598,493
QBE Insurance Group, Ltd. (a)                         69,140           1,083,758
Rinker Group, Ltd.                                    75,800           1,077,917
Telstra Corp., Ltd. (a)                              128,220             343,545
Transurban Group, Ltd. * (a)                          57,600             278,124
Westfield Group                                      136,610           1,673,533
Westpac Banking Corp., Ltd. (a)                       62,740           1,070,636
Woodside Petroleum, Ltd.                              35,670           1,162,196
Woolworths, Ltd. (a)                                  81,420           1,098,341
                                                               -----------------
                                                                      20,302,052

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BERMUDA - 0.50%
Cheung Kong Infrastructure Holdings,
   Ltd. (a)                                           17,000   $          54,002
Cosco Pacific, Ltd. (a)                               96,000             191,135
Esprit Holdings, Ltd.                                 31,000             241,290
Giordano International, Ltd.                         100,000              55,735
Johnson Electronic Holdings, Ltd. (a)                 65,500              61,196
Kerry Properties, Ltd. (a)                            30,000             109,795
Li & Fung, Ltd.                                       91,000             205,220
Orient Overseas International, Ltd. (a)               25,000              84,730
                                                               -----------------
                                                                       1,003,103
CAYMAN ISLANDS - 0.09%
Hopewell Highway Infrastructure, Ltd.                 17,500              13,080
Kingboard Chemical Holdings, Ltd.                     42,000             127,192
Solomon Systech International, Ltd.                  100,000              48,647
                                                               -----------------
                                                                         188,919
CHINA - 0.97%
Air China, Ltd. *                                    120,000              46,392
Bank of Communications Company, Ltd., H
   Shares * (a)                                      200,000             126,289
Beijing Datang Power Generation
   Company, Ltd., Class H (a)                         56,000              35,361
China Construction Bank * (a)                        400,000             186,857
China Life Insurance Company, Ltd. *                 238,000             302,102
China Petroleum & Chemical Corp.,
   Class H                                           392,000             227,321
China Shipping Development Company,
   Ltd., Class H                                      78,000              61,315
China Telecom Corp., Ltd. (a)                        452,000             160,181
Huaneng Power International, Inc.,
   Class H (a)                                        78,000              53,274
Jiangsu Expressway, Ltd.                              52,000              33,505
Lenovo Group, Ltd. (a)                               110,000              42,172
PetroChina Company, Ltd., Class H                    574,000             602,852
Shanghai Electric Group Company, Ltd. *              100,000              42,204
Zhejiang Expressway Company, Ltd.,
   Class H                                            40,000              26,547
                                                               -----------------
                                                                       1,946,372
HONG KONG - 3.67%
Anhui Expressway Company, Ltd.                       136,000              78,866
Bank of East Asia, Ltd.                               67,800             245,514
BOC Hong Kong Holdings, Ltd.                         142,000             285,466
Cheung Kong Holdings, Ltd.                            77,000             815,153
China Mobile, Ltd.                                   135,000             708,929
China Netcom Group Corp Hong Kong, Ltd.              110,000             194,202
China Oilfield Services Ltd., H shares               100,000              50,580
China Resource Power Holdings, Ltd.                  100,000              72,810
China Resources Enterprises, Ltd. (a)                 50,000             103,093
Citic Pacific, Ltd.                                   35,000             105,091
CLP Holdings, Ltd.                                    69,200             403,521
CNOOC, Ltd.                                          310,500             240,079
Denway Motors, Ltd.                                  120,000              46,779
Hang Lung Group, Ltd.                                 20,000              45,748
Hang Lung Properties, Ltd.                            23,000              43,866
Hang Seng Bank, Ltd. (a)                              37,600             484,297
Henderson Land Development Company, Ltd.              26,000             144,073
Hong Kong & China Gas Company, Ltd.                  143,700   $         346,290
Hong Kong Electric Holdings, Ltd.                     64,400             302,499
Hong Kong Exchange & Clearing, Ltd. (a)               48,000             289,177
Hutchison Whampoa, Ltd. (a)                           88,000             805,727
Hysan Development Company, Ltd.                       10,000              28,480
Lianhua Supermarket Holdings, Ltd.                    12,000              13,144
Nine Dragons Paper Holdings, Ltd. *                   80,000              54,639
Semiconductor Manufacturing
   International Corp. *                             150,000              22,423
Sun Hung Kai Properties, Ltd. (a)                     57,000             578,451
Swire Pacific, Ltd., Class A                          54,000             528,521
Techtronic Industries Company, Ltd.                   21,000              37,752
Television Broadcasting Company, Ltd.                 10,000              56,573
Wharf Holdings, Ltd.                                  67,000             246,071
                                                               -----------------
                                                                       7,377,814
JAPAN - 60.40%
Amada Company, Ltd.                                  314,000           3,431,431
Asahi Glass Company, Ltd. (a)                        154,000           2,305,511
Bridgestone Corp.                                     70,000           1,462,615
Canon, Inc.                                           26,000           1,723,818
Chiba Bank, Ltd.                                     220,000           1,960,424
Credit Saison Company, Ltd. (a)                       60,000           3,324,397
Daiwa Securities Group, Inc. (a)                     215,000           2,889,357
Fanuc, Ltd. (a)                                       10,300             993,225
Hirose Electric Company, Ltd.                         11,900           1,676,199
Honda Motor Company, Ltd. (a)                         47,900           2,971,965
Hosiden Corp. (a)                                     87,000           1,071,441
Hoya Corp.                                            58,400           2,360,952
JAFCO Company, Ltd. * (a)                             22,000           1,662,709
Japan Medical Dynamic Marketing, Inc.
   (a)                                                73,900             611,981
Japan Securities Finance Company, Ltd.
   (a)                                               126,000           1,677,212
JSR Corp. (a)                                        104,000           3,098,004
KDDI Corp.                                               190           1,017,150
Keyence Corp.                                          9,790           2,549,674
Komatsu, Ltd. (a)                                     82,000           1,566,790
Marui Company, Ltd.                                  158,300           3,132,452
Matsushita Electric Industrial Company,
   Ltd. (a)                                          114,000           2,537,214
Millea Holdings, Inc.                                     90           1,784,757
Mitsubishi Corp.                                     189,000           4,310,992
Mitsubishi Estate Company, Ltd. (a)                  170,000           4,036,768
Mitsui Sumitomo Insurance Company, Ltd.              290,000           3,951,572
Mizuho Financial Group, Inc. (a)                         325           2,663,730
Murata Manufacturing Company, Ltd.                    18,000           1,220,988
Nabtesco Corp.                                       134,000           1,667,373
Nippon Telegraph & Telephone Corp.                       450           1,934,125
NTT DoCoMo, Inc. (a)                                     690           1,021,831
Obayashi Corp. (a)                                   205,000           1,671,475
Orix Corp. (a)                                        11,500           3,587,174
Promise Company, Ltd. (a)                             19,000           1,151,368
Rengo Company, Ltd. (a)                              268,000           2,077,944
Sekisui Chemical Company, Ltd. (a)                   182,000           1,544,355
Sekisui House, Ltd. *                                196,000           2,929,282

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
SES Company, Ltd. * (a)                              145,000   $         728,116
SFCG Company, Ltd. (a)                                 6,400           1,450,547
Shimadzu Corp. (a)                                   212,000           1,337,010
Sumitomo Bakelite Company, Ltd. (a)                  303,000           2,749,036
Sumitomo Electric Industries, Ltd. (a)               139,000           2,206,349
Sumitomo Mitsui Financial Group,
   Inc. (a)                                              380           4,204,434
Sumitomo Trust & Banking Company,
   Ltd. (a)                                          230,000           2,666,156
Taiyo Nippon Sanso Corp. (a)                         460,000           3,406,102
Takashimaya Company, Ltd. (a)                        134,000           2,046,011
Takeda Pharmaceutical Company, Ltd. (a)               62,042           3,543,145
TDK Corp. (a)                                         24,000           1,811,822
The Bank of Yokohama, Ltd.                           144,000           1,181,463
THK Company, Ltd.                                     95,000           3,056,300
Tokuyama Corp. (a)                                   100,000           1,698,796
Tokyo Electron, Ltd. (a)                              22,300           1,541,138
Tokyo Seimitsu Company, Ltd. (a)                      26,400           1,579,574
Toyota Industries Corp. (a)                           29,000           1,187,199
Toyota Motor Corp. (a)                                73,000           3,994,979
TV Asahi Corp.                                           380             979,957
Uniden Corp.                                          41,000             658,820
                                                               -----------------
                                                                     121,605,209
MALAYSIA - 1.43%
British American Tobacco Malaysia Berhad              13,000             150,009
Commerce Asset Holdings                              195,000             333,550
Genting Berhad                                        50,000             323,097
IOI Corporation Berhad                                78,000             281,665
Malayan Bank Berhad                                  196,500             586,870
Public Bank Berhad                                   161,500             282,826
Resorts World Berhad                                  96,000             344,058
Sime Darby Berhard                                   172,000             284,869
Tanjong PLC                                           73,000             289,376
                                                               -----------------
                                                                       2,876,320
SINGAPORE - 4.01%
CapitaLand, Ltd. (a)                                 189,000             566,117
City Developments, Ltd. (a)                           61,600             411,721
DBS Group Holdings, Ltd.                             119,000           1,200,421
Keppel Corp., Ltd. (a)                                95,000             811,338
Oversea-Chinese Banking Corp., Ltd.                  291,400           1,208,268
Singapore Airlines, Ltd.                              64,800             561,438
Singapore Exchange, Ltd. (a)                         163,000             403,503
Singapore Press Holdings, Ltd.                        86,800             241,730
Singapore Technologies Engineering,
   Ltd. (a)                                          126,000             241,730
Singapore Telecommunications, Ltd.                   740,230           1,213,980
United Overseas Bank, Ltd.                           126,208           1,218,458
                                                               -----------------
                                                                       8,078,704
SOUTH KOREA - 8.61%
Cheil Industries, Inc.                                13,000             476,303
Hana Financial Group, Inc.                               155               7,338
Hyundai Department Store Company, Ltd.                 3,500             327,072
Hyundai Mobis *                                       11,000             973,602
Hyundai Motor Company *                               10,000             840,838
Kookmin Bank *                                        35,954   $       3,104,555
Korea Electric Power Corp. *                           6,400             268,739
KT & G Corp. *                                         6,000             338,393
LG Electronics, Inc. *                                 7,000             567,694
Lotte Shopping Company                                 1,600             655,380
Posco, Ltd.                                            1,300             335,152
Samsung Electronics Company, Ltd.                      8,300           5,381,567
Samsung Fire & Marine
   Insurance Company, Ltd. *                           2,500             330,623
Shinhan Financial Group Company, Ltd.                 50,500           2,260,845
Shinsegae Company, Ltd.                                1,800             820,666
S-Oil Corp.                                            8,500             652,601
                                                               -----------------
                                                                      17,341,368
TAIWAN - 4.34%
Acer Sertek, Inc.                                    116,137             213,607
Advanced Semiconductor Engineering, Inc.             245,090             231,812
Asustek Computer, Inc.                               119,437             323,812
AU Optronics, Corp.                                  238,860             359,116
Cathay Financial Holdings Company, Ltd.              261,051             466,471
China Development Financial Holdings
   Corp. *                                           272,981             100,922
China Steel Corp.                                    268,046             251,047
Chinatrust Finance Holding Company, Ltd.              87,163              61,898
Chunghwa Telecom Company, Ltd.                        70,000             131,984
Compal Electronics, Inc.                             212,745             217,277
Coretronic Corp.                                      60,000             103,702
Evergreen Marine Corp.                                46,355              28,991
Far Eastern Textile, Ltd.                            283,421             198,648
Formosa Plastic Corp.                                247,248             385,438
Foxconn Technology Company, Ltd.                      20,000             127,239
Fubon Group Company, Ltd.                            124,745             105,688
Giant Manufacturing Company, Ltd.                     47,000              86,011
Greatek Electronic, Inc.                              44,458              55,678
High Tech Computer Corp.                              10,000             273,580
Hon Hai Precision Industry Company, Ltd.             144,478             894,683
Inventec Appliances Corp.                             30,000             140,025
LITE-ON IT Corp.                                      80,000              89,345
MediaTek, Inc.                                        35,303             408,407
Mega Financial Holding Company, Ltd.                 240,000             180,785
Nan Ya Plastics Corp.                                100,000             148,651
Novatek Microelectronics Corp., Ltd.                  18,700             132,796
Powerchip Semiconductor Corp.                        200,000             117,073
President Chain Store Corp.                          125,946             266,183
Quanta Computer, Inc.                                 90,068             147,900
SinoPac Holdings Company, Ltd.                       233,205             118,188
Taishin Financial Holdings Company, Ltd.             101,138              55,775
Taiwan Cellular, Corp.                               135,000             128,518
Taiwan Hon Chuan Enterprise Company,
   Ltd                                                79,800              54,825
Taiwan Semiconductor
   Manufacturing Company, Ltd.                       658,225           1,301,910
Tong Yang Industry Company, Ltd.                      50,000              63,081
Unimicron Technology Corp.                           143,505             208,680
United Microelectronics Corp.                        552,035             348,652

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Wintek Corp.                                         120,000   $         164,518
Yuanta Core Pacific Securities Company                88,303              53,322
                                                               -----------------
                                                                       8,746,238
THAILAND - 0.63%
Advanced Info Service Company, Ltd.                   47,000             110,681
Bangkok Bank Public Company, Ltd.                     41,500             123,897
Kasikornbank, Public Company, Ltd.                    73,000             128,696
PTT Exploration & Production,
   Public Company, Ltd.                               24,200             343,801
PTT Public Company, Ltd.                              57,000             343,276
Siam Cement, Public Company, Ltd.                     19,500             128,478
Siam Commercial Bank PLC                              48,000              79,681
                                                               -----------------
                                                                       1,258,510
UNITED KINGDOM - 0.25%
HSBC Holdings PLC                                     30,400             508,890

UNITED STATES - 0.57%
iShares MSCI Taiwan Index Fund                        90,000           1,145,700
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $141,443,885)                        $     192,379,199
                                                               -----------------
WARRANTS - 0.01%

SINGAPORE - 0.01%
City Developments, Ltd.
   (Expiration date 05/10/2006; Strike
   price 2.50 SGD)                                     1,860               9,554
                                           -----------------   -----------------
TOTAL WARRANTS (Cost $0)                                       $           9,554
                                                               -----------------
SHORT TERM INVESTMENTS - 25.71%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      51,766,518   $      51,766,518
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $51,766,518)                                          $      51,766,518
                                                               -----------------
REPURCHASE AGREEMENTS - 4.48%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   4.20% to be repurchased at
   $9,025,158 on 04/03/2006,
   collateralized by $9,240,000 U.S.
   Treasury Notes, 4.625% due
   03/31/2008 (valued at $9,205,350,
   including interest) (c)                 $       9,022,000   $       9,022,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,022,000)                                           $       9,022,000
                                                               -----------------
TOTAL INVESTMENTS (PACIFIC RIM TRUST)
   (COST $202,232,403) - 125.75%                               $     253,177,271
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.75)%                                                          (51,840,373)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     201,336,898
                                                               =================

The portfolio had the following five top industry concentrations as of March 31, 2006 (as a percentage of total net assets):

Banking                11.73%
Financial Services      8.54%
Electronics             7.51%
Chemicals               6.85%
Electrical Equipment    5.78%

QUANTITATIVE ALL CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.25%

ADVERTISING - 0.73%
Ventiv Health, Inc. * (a)                             69,300   $       2,302,146

APPAREL & TEXTILES - 2.52%
Coach, Inc. *                                        177,300           6,131,034
Phillips-Van Heusen Corp.                             48,300           1,845,543
                                                               -----------------
                                                                       7,976,577
AUTOMOBILES - 0.50%
Rush Enterprises, Inc., Class A * (a)                 90,300           1,587,474

BANKING - 5.22%
Bank of America Corp.                                203,700           9,276,498
Corus Bankshares, Inc. (a)                            26,400           1,569,216
US Bancorp                                           185,700           5,663,850
                                                               -----------------
                                                                      16,509,564
BUSINESS SERVICES - 2.92%
Accenture, Ltd., Class A                              38,200           1,148,674
Alliance Data Systems Corp. *                         55,900           2,614,443
Healthcare Services Group, Inc. (a)                   47,400           1,012,464
Informatica Corp. * (a)                               64,500           1,002,975
Labor Ready, Inc. * (a)                               39,600             948,420
Pitney Bowes, Inc.                                    58,400           2,507,112
                                                               -----------------
                                                                       9,234,088
CHEMICALS - 2.60%
Celanese Corp., Series A                              46,600             977,202
Dow Chemical Company                                  57,800           2,346,680
Eastman Chemical Company                              20,200           1,033,836
Georgia Gulf Corp.                                    31,900             829,081
Lyondell Chemical Company                             63,100           1,255,690
UAP Holding Corp.                                     82,900           1,782,350
                                                               -----------------
                                                                       8,224,839
COAL - 0.31%
CONSOL Energy, Inc.                                   13,000             964,080

COMPUTERS & BUSINESS EQUIPMENT - 3.05%
Cisco Systems, Inc. *                                129,600           2,808,432
EMC Corp. *                                          269,400           3,671,922
Network Appliance, Inc. *                             59,400           2,140,182
Radiant Systems, Inc. * (a)                           76,100           1,028,872
                                                               -----------------
                                                                       9,649,408
CONSTRUCTION MATERIALS - 1.14%
USG Corp. * (a)                                       38,000           3,608,480

COSMETICS & TOILETRIES - 2.25%
Alberto Culver Company, Class B                       53,800           2,379,574

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
Chattem, Inc. * (a)                                   23,800   $         896,070
Colgate-Palmolive Company                             38,900           2,221,190
Procter & Gamble Company                              27,900           1,607,598
                                                               -----------------
                                                                       7,104,432
CRUDE PETROLEUM & NATURAL GAS - 2.00%
Harvest Natural Resources, Inc. * (a)                 25,000             243,000
Patterson-UTI Energy, Inc.                           157,100           5,020,916
Pogo Producing Company                                21,300           1,070,325
                                                               -----------------
                                                                       6,334,241
ELECTRICAL EQUIPMENT - 0.89%
Anaren, Inc. * (a)                                    49,800             969,606
Wesco International, Inc. *                           27,100           1,843,071
                                                               -----------------
                                                                       2,812,677
ELECTRICAL UTILITIES - 0.63%
FirstEnergy Corp.                                     40,900           2,000,010

ELECTRONICS - 2.21%
Imation Corp.                                         59,700           2,561,727
Sycamore Networks, Inc. *                            492,400           2,314,280
Thomas & Betts Corp. *                                41,000           2,106,580
                                                               -----------------
                                                                       6,982,587
ENERGY - 2.45%
Sempra Energy                                         21,200             984,952
TXU Corp.                                            150,900           6,754,284
                                                               -----------------
                                                                       7,739,236
FINANCIAL SERVICES - 10.69%
American Capital Strategies, Ltd. (a)                112,500           3,955,500
Barclays PLC, SADR (a)                                26,400           1,235,520
Bear Stearns Companies, Inc.                          35,500           4,923,850
Citigroup, Inc.                                       68,400           3,230,532
Countrywide Financial Corp.                          126,300           4,635,210
Federal National Mortgage Association                 58,800           3,022,320
Fremont General Corp. (a)                            197,200           4,251,632
Goldman Sachs Group, Inc.                             45,300           7,110,288
Lehman Brothers Holdings, Inc.                         9,900           1,430,847
                                                               -----------------
                                                                      33,795,699
FOOD & BEVERAGES - 3.58%
ARAMARK Corp., Class B                                40,400           1,193,416
Domino's Pizza, Inc.                                  92,900           2,652,295
PepsiCo, Inc.                                        129,000           7,454,910
                                                               -----------------
                                                                      11,300,621
GAS & PIPELINE UTILITIES - 1.32%
Eni SPA, SADR                                         24,600           1,401,708
Southern Union Company (a)                           112,100           2,783,443
                                                               -----------------
                                                                       4,185,151
HEALTHCARE PRODUCTS - 4.65%
ICU Medical, Inc. * (a)                               23,700             857,703
Johnson & Johnson                                    131,400           7,781,508
Medtronic, Inc.                                       63,300           3,212,475
Varian Medical Systems, Inc. *                        50,800   $       2,852,928
                                                               -----------------
                                                                      14,704,614
HEALTHCARE SERVICES - 2.94%
Covance, Inc. *                                       52,100           3,060,875
UnitedHealth Group, Inc.                             111,800           6,245,148
                                                               -----------------
                                                                       9,306,023
HOLDINGS COMPANIES/CONGLOMERATES - 1.90%
General Electric Company                             172,400           5,996,072

HOTELS & RESTAURANTS - 2.41%
McDonald's Corp.                                     221,300           7,603,868

INDUSTRIAL MACHINERY - 3.71%
Caterpillar, Inc.                                     54,300           3,899,283
Cummins, Inc.                                         38,500           4,046,350
Ingersoll-Rand Company, Class A                       90,100           3,765,279
                                                               -----------------
                                                                      11,710,912
INSURANCE - 3.35%
Axis Capital Holdings, Ltd.                          100,100           2,992,990
RenaissanceRe Holdings, Ltd.                         119,200           5,199,504
Scottish Re Group, Ltd.                               95,900           2,379,279
                                                               -----------------
                                                                      10,571,773
INTERNATIONAL OIL - 2.20%
CNOOC, Ltd., ADR                                      39,400           3,080,292
ConocoPhillips                                        61,100           3,858,465
                                                               -----------------
                                                                       6,938,757
INTERNET CONTENT - 0.20%
Digitas, Inc. *                                       44,107             635,141

INTERNET SOFTWARE - 1.06%
Agile Software Corp. *                               148,400           1,132,292
RSA Security, Inc. *                                 124,200           2,228,148
                                                               -----------------
                                                                       3,360,440
LEISURE TIME - 0.63%
Bluegreen Corp. *                                     64,400             851,368
Monarch Casino & Resort, Inc. * (a)                   39,900           1,132,761
                                                               -----------------
                                                                       1,984,129
METAL & METAL PRODUCTS - 0.71%
Gerdau SA, SADR (a)                                   40,600             914,312
Southern Copper Corp. (a)                             15,900           1,343,232
                                                               -----------------
                                                                       2,257,544
MINING - 0.60%
AMCOL International Corp. (a)                         65,600           1,889,280

PETROLEUM SERVICES - 2.46%
ENSCO International, Inc.                             18,900             972,405
Exxon Mobil Corp.                                     77,600           4,722,736
Gulfmark Offshore, Inc. * (a)                         33,000             917,400
Repsol YPF SA, SADR                                   40,400           1,151,400
                                                               -----------------
                                                                       7,763,941
PHARMACEUTICALS - 3.14%
Abbott Laboratories                                   26,600           1,129,702

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Caremark Rx, Inc. *                                   39,000   $       1,918,020
Eli Lilly & Company                                   16,900             934,570
Herbalife, Ltd. *                                     52,100           1,759,417
Pfizer, Inc.                                         168,400           4,196,528
                                                               -----------------
                                                                       9,938,237
PUBLISHING - 0.91%
Gannett Company, Inc.                                 48,000           2,876,160

RAILROADS & EQUIPMENT - 0.41%
Burlington Northern Santa Fe Corp.                    15,600           1,299,948

REAL ESTATE - 1.95%
Capital Trust, Inc., REIT                             28,200             877,584
CBL & Associates Properties, Inc.,
   REIT (a)                                           74,200           3,149,790
Felcor Lodging Trust, Inc., REIT (a)                  62,000           1,308,200
Housevalues, Inc. * (a)                              101,900             839,656
                                                               -----------------
                                                                       6,175,230
RETAIL TRADE - 6.39%
Bed Bath & Beyond, Inc. *                             37,800           1,451,520
Building Materials Holding Corp.                     121,600           4,333,824
CVS Corp.                                             94,700           2,828,689
Home Depot, Inc.                                     207,400           8,773,020
Target Corp.                                          35,900           1,867,159
Zumiez, Inc. * (a)                                    15,200             928,720
                                                               -----------------
                                                                      20,182,932
SEMICONDUCTORS - 4.92%
Applied Micro Circuits Corp. *                       613,500           2,496,945
Atmel Corp. *                                        201,600             951,552
Conexant Systems, Inc. * (a)                         625,800           2,159,010
Marvell Technology Group, Ltd. *                      49,800           2,694,180
National Semiconductor Corp.                         121,500           3,382,560
ON Semiconductor Corp. * (a)                         316,600           2,298,516
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                 156,500           1,574,390
                                                               -----------------
                                                                      15,557,153
SOFTWARE - 2.83%
BEA Systems, Inc. *                                  142,100           1,865,773
Lawson Software, Inc. * (a)                          218,600           1,676,662
Microsoft Corp.                                      151,300           4,116,873
VeriFone Holdings, Inc. *                             41,900           1,269,151
                                                               -----------------
                                                                       8,928,459
STEEL - 0.44%
POSCO, SADR                                           21,900           1,397,220

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.64%
Atheros Communications, Inc. *                        48,000           1,257,120
Ciena Corp. *                                        479,100           2,496,111
Finisar Corp. * (a)                                  587,800           2,909,610
SK Telecom Company, Ltd., SADR                        99,300           2,342,487
Stratex Networks, Inc. *                             250,200           1,538,730
Telefonica SA, SADR                                   20,400             958,188
                                                               -----------------
                                                                      11,502,246
TELEPHONE - 1.51%
AT&T, Inc.                                           176,300   $       4,767,152

TOBACCO - 0.56%
Altria Group, Inc.                                    25,000           1,771,500

TRANSPORTATION - 0.31%
Marten Transport, Ltd. * (a)                          53,900             975,051

TRUCKING & FREIGHT - 0.41%
YRC Worldwide, Inc. * (a)                             34,300           1,305,458
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $290,738,565)                        $     313,710,550
                                                               -----------------
SHORT TERM INVESTMENTS - 14.68%
Goldman Sachs Group, Inc.
   zero coupon due 04/03/2006              $       2,525,000   $       2,524,322
State Street Navigator Securities
   Lending Prime Portfolio (c)                    43,866,777          43,866,777
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $46,391,100)                                          $      46,391,099
                                                               -----------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP
   TRUST)
   (COST $337,129,665) - 113.93%                               $     360,101,649
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (13.93)%                                                          (44,017,950)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     316,083,699
                                                               =================

QUANTITATIVE MID CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.95%

ADVERTISING - 1.04%
Getty Images, Inc. *                                   6,976   $         522,363

APPAREL & TEXTILES - 3.40%
Carter's, Inc. *                                      11,719             790,916
Coach, Inc. *                                         26,659             921,868
                                                               -----------------
                                                                       1,712,784
AUTO PARTS - 1.05%
O'Reilly Automotive, Inc. *                           14,500             530,120

BANKING - 5.07%
Colonial Bancgroup, Inc.                              12,300             307,500
Corus Bankshares, Inc.                                10,308             612,707
Cullen Frost Bankers, Inc.                            11,000             591,250
Zions Bancorp                                         12,560           1,039,089
                                                               -----------------
                                                                       2,550,546
BROADCASTING - 0.50%
Grupo Televisa SA, SADR                               12,700             252,730

BUSINESS SERVICES - 7.37%
Alliance Data Systems Corp. *                          9,050             423,268
Corporate Executive Board Company                     11,945           1,205,251
Global Payments, Inc.                                 22,152           1,174,278
MPS Group, Inc. *                                     29,000             443,700

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
URS Corp. *                                           11,500   $         462,875
                                                               -----------------
                                                                       3,709,372
CELLULAR COMMUNICATIONS - 0.98%
American Tower Corp., Class A *                       16,300             494,216
CHEMICALS - 3.20%
Airgas, Inc.                                          28,639           1,119,498
Techne Corp. *                                         8,200             493,148
                                                               -----------------
                                                                       1,612,646
COMMERCIAL SERVICES - 1.17%
CB Richard Ellis Group, Inc. *                         7,300             589,110
COMPUTERS & BUSINESS EQUIPMENT - 1.87%
Cognizant Technology Solutions Corp.,
Class A *                                             15,821             941,191
CONTAINERS & GLASS - 0.87%
Silgan Holdings, Inc.                                 10,941             439,500
CRUDE PETROLEUM & NATURAL GAS - 2.68%
Patterson-UTI Energy, Inc.                            23,250             743,070
XTO Energy, Inc.                                      13,959             608,194
                                                               -----------------
                                                                       1,351,264
DOMESTIC OIL - 3.60%
Helix Energy Solutions Group, Inc. *                  17,168             650,667
Oil States International, Inc. *                      16,300             600,655
St. Mary Land & Exploration Company                   13,700             559,371
                                                               -----------------
                                                                       1,810,693
DRUGS & HEALTH CARE - 1.24%
Intuitive Surgical, Inc. *                             5,300             625,400
ELECTRICAL EQUIPMENT - 3.97%
AMETEK, Inc.                                          23,058           1,036,688
Anixter International, Inc. *                          8,900             425,242
Wesco International, Inc. *                            7,900             537,279
                                                               -----------------
                                                                       1,999,209
ELECTRICAL UTILITIES - 0.59%
Sierra Pacific Resources *                            21,400             295,534
ELECTRONICS - 2.80%
Amphenol Corp., Class A                                8,029             418,953
Jabil Circuit, Inc. *                                 12,577             539,050
Thomas & Betts Corp. *                                 8,800             452,144
                                                               -----------------
                                                                       1,410,147
ENERGY - 1.00%
NRG Energy, Inc. *                                    11,100             501,942
FINANCIAL SERVICES - 5.24%
Affiliated Managers Group, Inc. *                     11,250           1,199,362
AllianceBernstein Holding LP *                         9,391             622,154
American Capital Strategies, Ltd.                     12,500             439,500
CIT Group, Inc.                                        5,048             270,169
Nelnet, Inc., Class A *                                2,590             107,874
                                                               -----------------
                                                                       2,639,059
FOOD & BEVERAGES - 2.74%
Constellation Brands, Inc., Class A *                 26,714   $         669,186
Fomento Economico Mexicano SA de CV,
   SADR                                                3,600             329,976
Hormel Foods Corp.                                    11,190             378,222
                                                               -----------------
                                                                       1,377,384
FOREST PRODUCTS - 0.67%
Rayonier, Inc.                                         7,400             337,366
GAS & PIPELINE UTILITIES - 2.93%
Magellan Midstream Partners LP                        13,397             440,359
Questar Corp.                                         14,738           1,032,397
                                                               -----------------
                                                                       1,472,756
HEALTHCARE PRODUCTS - 1.78%
IDEXX Laboratories, Inc. *                             5,300             457,708
ResMed, Inc. *                                        10,000             439,800
                                                               -----------------
                                                                         897,508

HEALTHCARE SERVICES - 2.71%
Express Scripts, Inc. *                                3,509             308,441
Humana, Inc. *                                        12,005             632,063
Omnicare, Inc.                                         7,700             423,423
                                                               -----------------
                                                                       1,363,927
HOTELS & RESTAURANTS - 1.53%
Darden Restaurants, Inc.                              15,700             644,171
Tim Hortons, Inc. *                                    4,800             127,440
                                                               -----------------
                                                                         771,611
HOUSEHOLD APPLIANCES - 0.92%
Black & Decker Corp.                                   5,344             464,340
INDUSTRIAL MACHINERY - 2.01%
IDEX Corp.                                            19,366           1,010,324
INDUSTRIALS - 1.73%
Harsco Corp.                                          10,534             870,319
INSURANCE - 5.18%
American Financial Group, Inc.                        17,100             711,531
Assurant, Inc.                                         8,300             408,775
PMI Group, Inc.                                       12,143             557,607
W.R. Berkley Corp.                                    15,985             928,089
                                                               -----------------
                                                                       2,606,002
INTERNET SERVICE PROVIDER - 0.60%
Salesforce.Com, Inc. *                                 8,300             301,539
INTERNET SOFTWARE - 1.16%
F5 Networks, Inc. *                                    8,020             581,370
LEISURE TIME - 3.87%
Penn National Gaming, Inc. *                          14,624             616,840
Scientific Games Corp., Class A *                     17,840             626,719
SCP Pool Corp.                                        15,046             705,808
                                                               -----------------
                                                                       1,949,367
LIFE SCIENCES - 0.85%
Pharmaceutical Product Development, Inc.              12,300             425,703

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
MINING - 1.04%
Joy Global, Inc.                                       8,800   $         525,976
MUTUAL FUNDS - 1.04%
Midcap SPDR Trust Series 1 *                           3,600             521,460
PETROLEUM SERVICES - 1.02%
Tesoro Petroleum Corp.                                 7,500             512,550
PHARMACEUTICALS - 3.33%
Barr Pharmaceuticals, Inc. *                          11,400             717,972
Celgene Corp. *                                       13,022             575,833
PDL BioPharma, Inc. *                                 11,600             380,480
                                                               -----------------
                                                                       1,674,285
POLLUTION CONTROL - 2.12%
Republic Services, Inc.                               25,100           1,067,001
RETAIL TRADE - 3.79%
Barnes & Noble, Inc.                                   9,700             448,625
Chico's FAS, Inc. *                                   28,979           1,177,707
Payless ShoeSource, Inc. *                            12,200             279,258
                                                               -----------------
                                                                       1,905,590
SANITARY SERVICES - 1.74%
Aqua America, Inc.                                    31,452             874,995
SEMICONDUCTORS - 4.00%
Intersil Corp., Class A                               17,000             491,640
LSI Logic Corp. *                                     31,400             362,984
Marvell Technology Group, Ltd. *                      13,237             716,122
Microsemi Corp. *                                     15,151             441,045
                                                               -----------------
                                                                       2,011,791
SOFTWARE - 1.45%
ANSYS, Inc. *                                          7,500             406,125
Red Hat, Inc. *                                       11,500             321,770
                                                               -----------------
                                                                         727,895
TELEPHONE - 1.18%
Harris Corp.                                          12,528             592,449
TRANSPORTATION - 1.92%
UTI Worldwide, Inc.                                   30,600             966,960
                                                               -----------------
TOTAL COMMON STOCKS (Cost $42,714,835)                         $      49,798,294
                                                               -----------------
SHORT TERM INVESTMENTS - 1.31%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 04/12/2006              $         500,000   $         499,314
Goldman Sachs Group, Inc.
   4.83% due 04/03/2006                              157,000             156,958
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $656,272)                                                $         656,272
                                                               -----------------
TOTAL INVESTMENTS (QUANTITATIVE MID
   CAP TRUST)
   (COST $43,371,107) - 100.26%                                $      50,454,566
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.26)%                                                     (129,354)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      50,325,212
                                                               =================
COMMON STOCKS - 98.92%
AEROSPACE - 1.53%
Northrop Grumman Corp.                                52,900   $       3,612,541
APPAREL & TEXTILES - 1.96%
Coach, Inc. *                                        134,400           4,647,552
BANKING - 10.82%
Bank of America Corp.                                180,200           8,206,308
KeyCorp                                              123,600           4,548,480
US Bancorp                                           177,600           5,416,800
Wachovia Corp.                                       132,900           7,449,045
                                                               -----------------
                                                                      25,620,633
BUSINESS SERVICES - 1.84%
Accenture, Ltd., Class A                              27,900             838,953
Alliance Data Systems Corp. *                         46,700           2,184,159
Fair Isaac Corp.                                      33,900           1,343,118
                                                               -----------------
                                                                       4,366,230
CHEMICALS - 1.12%
Dow Chemical Company                                  35,400           1,437,240
Lyondell Chemical Company                             61,100           1,215,890
                                                               -----------------
                                                                       2,653,130
COAL - 0.97%
CONSOL Energy, Inc.                                   31,000           2,298,960
COMPUTERS & BUSINESS EQUIPMENT - 2.35%
Cisco Systems, Inc. *                                109,600           2,375,032
EMC Corp. *                                          113,500           1,547,005
Network Appliance, Inc. *                             45,600           1,642,968
                                                               -----------------
                                                                       5,565,005
CONSTRUCTION MATERIALS - 0.43%
Sherwin-Williams Company                              20,700           1,023,408
COSMETICS & TOILETRIES - 0.77%
Alberto Culver Company, Class B                       13,900             614,797
Procter & Gamble Company                              20,900           1,204,258
                                                               -----------------
                                                                       1,819,055
CRUDE PETROLEUM & NATURAL GAS - 4.72%
ChevronTexaco Corp.                                   84,800           4,915,856
Patterson-UTI Energy, Inc.                           128,600           4,110,056
Pogo Producing Company                                43,100           2,165,775
                                                               -----------------
                                                                      11,191,687
ELECTRONICS - 1.03%
Avnet, Inc. *                                         96,200           2,441,556
ENERGY - 4.91%
Sempra Energy                                        135,300           6,286,038
TXU Corp.                                            119,600           5,353,296
                                                               -----------------
                                                                      11,639,334
FINANCIAL SERVICES - 16.62%
American Capital Strategies, Ltd. (a)                 90,100           3,167,916
Bear Stearns Companies, Inc.                          50,100           6,948,870
Citigroup, Inc.                                      173,100           8,175,513
Countrywide Financial Corp.                          100,600           3,692,020
Federal National Mortgage Association                 41,700           2,143,380
Goldman Sachs Group, Inc.                             26,800           4,206,528

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
JPMorgan Chase & Company                              25,700   $       1,070,148
Lehman Brothers Holdings, Inc.                        22,200           3,208,566
Morgan Stanley                                       107,600           6,759,432
                                                               -----------------
                                                                      39,372,373
FOOD & BEVERAGES - 4.02%
ARAMARK Corp., Class B                                81,700           2,413,418
Constellation Brands, Inc., Class A *                 62,100           1,555,605
Pepsi Bottling Group, Inc.                            74,000           2,248,860
PepsiCo, Inc.                                         57,200           3,305,588
                                                               -----------------
                                                                       9,523,471
GAS & PIPELINE UTILITIES - 1.14%
Southern Union Company (a)                           108,300           2,689,089
HEALTHCARE PRODUCTS - 2.04%
Johnson & Johnson                                     24,600           1,456,812
Varian Medical Systems, Inc. *                        60,000           3,369,600
                                                               -----------------
                                                                       4,826,412
HOLDINGS COMPANIES/CONGLOMERATES - 0.46%
General Electric Company                              31,400           1,092,092
HOMEBUILDERS - 0.75%
Meritage Homes Corp. * (a)                            32,200           1,769,712
HOTELS & RESTAURANTS - 2.77%
Hilton Hotels Corp.                                   38,600             982,756
McDonald's Corp.                                     162,500           5,583,500
                                                               -----------------
                                                                       6,566,256
INSURANCE - 7.02%
American Financial Group, Inc.                        51,500           2,142,915
Axis Capital Holdings, Ltd.                          123,800           3,701,620
CNA Financial Corp. * (a)                             17,800             566,752
Endurance Specialty Holdings, Ltd.                   107,400           3,495,870
Reinsurance Group of America, Inc.                    47,600           2,251,004
RenaissanceRe Holdings, Ltd. (a)                     102,400           4,466,688
                                                               -----------------
                                                                      16,624,849
INTERNATIONAL OIL - 4.54%
Anadarko Petroleum Corp. (a)                           5,600             565,656
ConocoPhillips                                       144,500           9,125,175
Nabors Industries, Ltd. *                             14,700           1,052,226
                                                               -----------------
                                                                      10,743,057
INTERNET SOFTWARE - 0.32%
Check Point Software Technologies, Ltd.,
   ADR *                                              38,400             768,768
METAL & METAL PRODUCTS - 0.40%
Southern Copper Corp. (a)                             11,300             954,624
MINING - 0.51%
Alliance Resource Partners LP (a)                     33,200           1,198,520
PETROLEUM SERVICES - 4.05%
Exxon Mobil Corp.                                    157,800           9,603,708
PHARMACEUTICALS - 4.04%
Caremark Rx, Inc. *                                   52,400           2,577,032
Eli Lilly & Company                                   46,100           2,549,330
Pfizer, Inc.                                         120,900   $       3,012,828
Teva Pharmaceutical Industries, Ltd.,
   SADR                                               35,000           1,441,300
                                                               -----------------
                                                                       9,580,490
PUBLISHING - 1.95%
Gannett Company, Inc.                                 22,600           1,354,192
Meredith Corp. (a)                                    58,700           3,274,873
                                                               -----------------
                                                                       4,629,065
REAL ESTATE - 3.39%
CBL & Associates Properties, Inc.,
   REIT (a)                                           53,900           2,288,055
Hospitality Properties Trust, REIT                    61,300           2,676,971
Simon Property Group, Inc., REIT                      36,400           3,062,696
                                                               -----------------
                                                                       8,027,722
RETAIL TRADE - 0.63%
Staples, Inc.                                         58,600           1,495,472
SEMICONDUCTORS - 3.16%
Applied Micro Circuits Corp. * (a)                   324,200           1,319,494
Conexant Systems, Inc. * (a)                         391,000           1,348,950
Marvell Technology Group, Ltd. *                      36,400           1,969,240
National Semiconductor Corp.                          59,200           1,648,128
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR (a)             118,300           1,190,098
                                                               -----------------
                                                                       7,475,910
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.25%
Ciena Corp. *                                        164,600             857,566
Citizens Communications Company                       88,500           1,174,395
SK Telecom Company, Ltd., SADR                        39,400             929,446
                                                               -----------------
                                                                       2,961,407
TELEPHONE - 4.00%
AT&T, Inc.                                           287,204           7,765,996
BellSouth Corp.                                       49,500           1,715,175
                                                               -----------------
                                                                       9,481,171
TOBACCO - 0.97%
Altria Group, Inc.                                    32,500           2,302,950
TRANSPORTATION - 1.81%
Laidlaw International, Inc.                          157,800           4,292,160
TRUCKING & FREIGHT - 0.63%
YRC Worldwide, Inc. * (a)                             39,300           1,495,758
                                                               -----------------
TOTAL COMMON STOCKS (Cost $225,892,788)                        $     234,354,127
                                                               -----------------
SHORT TERM INVESTMENTS - 10.78%
Federal Home Loan Bank Discount Notes
   zero coupon due 04/12/2006              $       3,000,000   $       2,995,783
Goldman Sachs Group, Inc.
   zero coupon due 04/03/2006                      2,912,000           2,911,219
State Street Navigator Securities
   Lending Prime Portfolio (c)                    19,622,949          19,622,949
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,529,951)                                             $      25,529,951
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (QUANTITATIVE VALUE
   TRUST)
   (COST $251,422,739) - 109.70%                               $     259,884,078
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.70)%                                                           (22,983,283)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     236,900,795
                                                               =================

REAL ESTATE SECURITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.78%
HOTELS & RESTAURANTS - 2.98%
Starwood Hotels & Resorts Worldwide,
   Inc.                                              616,641   $      41,765,095
REAL ESTATE - 95.80%
AMB Property Corp., REIT                             792,500          43,008,975
American Land Lease, Inc., REIT (a)                   92,227           2,522,408
Apartment Investment & Management
   Company, Class A, REIT (a)                        826,625          38,768,713
Archstone-Smith Trust, REIT                        1,283,076          62,575,617
Avalon Bay Communities, Inc., REIT (a)               594,779          64,890,389
BioMed Realty Trust, Inc., REIT (a)                  349,869          10,370,117
Boston Properties, Inc., REIT                        794,009          74,041,339
Brandywine Realty Trust, REIT                        363,900          11,557,464
BRE Properties, Inc., Class A, REIT (a)              236,100          13,221,600
Brookfield Properties Corp.                          417,000          14,240,550
Corporate Office Properties Trust, REIT
   (a)                                               343,169          15,696,550
Digital Realty Trust, Inc., REIT (a)                 379,909          10,702,037
Duke Realty Corp., REIT                              638,922          24,247,090
Entertainment Properties Trust, REIT (a)             181,394           7,614,920
Equity Lifestyle Properties, Inc., REIT
   (a)                                               268,378          13,351,806
Equity Office Properties Trust, REIT               1,034,257          34,730,350
Equity One, Inc., REIT (a)                           546,579          13,423,980
Equity Residential, REIT                           1,432,584          67,030,605
Essex Property Trust, Inc., REIT (a)                 206,347          22,436,109
Federal Realty Investment Trust, REIT                471,897          35,486,654
Felcor Lodging Trust, Inc., REIT (a)               1,386,100          29,246,710
General Growth Properties, Inc., REIT                973,879          47,593,467
Highwoods Properties, Inc., REIT (a)                 304,447          10,268,997
Host Marriott Corp., REIT (a)                      2,437,757          52,168,000
Inland Real Estate Corp., REIT (a)                   645,495          10,528,023
Kilroy Realty Corp., REIT (a)                        165,300          12,771,078
LaSalle Hotel Properties, REIT                       284,963          11,683,483
Lexington Corporate Property Trust, REIT              97,766           2,038,421
Liberty Property Trust, REIT (a)                     392,371          18,504,216
LTC Properties, Inc., REIT                           187,435           4,359,738
Mack-California Realty Corp., REIT (a)               397,164          19,063,872
Nationwide Health Properties, Inc., REIT
   (a)                                               610,141          13,118,032
Pan Pacific Retail Properties, Inc.,
   REIT                                              255,396          18,107,576
ProLogis, REIT                                       936,235          50,088,573
PS Business Parks, Inc., REIT (a)                    152,200           8,511,024
Public Storage, Inc., REIT                           568,270          46,160,572
Reckson Associates Realty Corp., REIT                625,400          28,655,828
Regency Centers Corp., REIT                          476,802          32,036,326
Simon Property Group, Inc., REIT                   1,395,939         117,454,307
SL Green Realty Corp., REIT                          128,400          13,032,600
Sovran Self Storage, Inc., REIT                      177,396           9,792,259
Taubman Centers, Inc., REIT                          327,039          13,627,715
The Macerich Company, REIT (a)                       650,710          48,120,005
U-Store-It Trust, REIT                               251,891   $       5,075,604
Ventas, Inc., REIT                                 1,115,603          37,015,708
Vornado Realty Trust, REIT                           932,732          89,542,272
Washington REIT (a)                                  358,000          13,002,560
                                                               -----------------
                                                                   1,341,484,239
                                                               -----------------
TOTAL COMMON STOCKS
   (Cost $1,083,906,756)                                       $   1,383,249,334
                                                               -----------------
SHORT TERM INVESTMENTS - 9.50%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     133,005,774   $     133,005,774
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $133,005,774)                                            $     133,005,774
                                                               -----------------
REPURCHASE AGREEMENTS - 1.83%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $25,660,375 on 04/03/2006,
   collateralized by $25,805,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $26,167,302, including
   interest) (c)                           $      25,653,000   $      25,653,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $25,653,000)                                             $      25,653,000
                                                               -----------------
TOTAL INVESTMENTS (REAL ESTATE
   SECURITIES TRUST)
   (COST $1,242,565,530) - 110.11%                             $   1,541,908,108
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.11)%                                                         (141,531,194)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,400,376,914
                                                               =================

REAL RETURN BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 104.85%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 104.29%
   0.875% due 04/15/2010                   $      35,544,150   $      33,666,992
   1.625% due 01/15/2015                          33,810,725          31,907,553
   1.875% due 07/15/2013 to 07/15/2015           124,389,635         119,850,021
   2.00% due 01/15/2014 to 01/15/2026            112,967,096         109,494,160
   2.375% due 01/15/2025                          54,800,200          55,072,064
   3.00% due 07/15/2012                           36,956,229          38,510,978
   3.375% due 01/15/2007 to 04/15/2032            27,597,705          31,607,750
   3.50% due 01/15/2011                           77,497,665          81,920,457
   3.625% due 01/15/2008 to 04/15/2028           112,563,188         126,895,415
   3.875% due 01/15/2009 to 04/15/2029            97,397,060         112,400,348
   4.25% due 01/15/2010                           54,190,458          58,222,987
                                                               -----------------
                                                                     799,548,725
U.S. TREASURY BONDS - 0.51%
   4.50% due 02/15/2036                            2,900,000           2,721,015

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)
U.S. TREASURY BONDS (CONTINUED)
   6.625% due 02/15/2027                   $       1,000,000   $       1,199,219
                                                               -----------------
                                                                       3,920,234
U.S. TREASURY NOTES - 0.05%
   4.125% due 05/15/2015                             400,000             377,984
                                           -----------------   -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $811,267,659)                                            $     803,846,943
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   12.37%
FEDERAL HOME LOAN MORTGAGE CORP. - 0.07%
   4.559% due 01/01/2034 ***                         578,104             568,287
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 12.30%
   4.363% due 03/01/2044 ***                       9,776,574           9,800,112
   4.665% due 07/01/2035 ***                       5,831,159           5,774,820
   4.678% due 09/01/2044 ***                         287,918             289,419
   4.725% due 09/07/2006 (b)***                   21,200,000          21,196,523
   4.767% due 01/01/2035 ***                         596,563             587,805
   4.805% due 09/21/2006 (b)***                   10,700,000          10,697,988
   4.818% due 10/01/2044 (b)***                      368,059             369,978
   5.50% TBA **                                   46,700,000          45,565,799
                                                               -----------------
                                                                      94,282,444
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $95,137,026)                                             $      94,850,731
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.21%
BELGIUM - 0.38%
Kingdom of Belgium
   zero coupon due 06/15/2006 *** EUR              2,430,000           2,934,175
GERMANY - 0.73%
Federal Republic of Germany
   zero coupon due 08/16/2006 ***                  4,640,000           5,575,430
NETHERLANDS - 0.10%
Kingdom of Netherlands
   zero coupon due 04/28/2006 ***                    600,000             726,787
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,167,485)                                              $       9,236,392
                                                               -----------------
CORPORATE BONDS - 4.15%
AUTOMOBILES - 1.15%
DaimlerChrysler NA Holding Corp.
   5.10% due 03/07/2007 (b)***             $         700,000             700,250
DaimlerChrysler North America Holding
   Corp.,
Series MTND
   5.36% due 09/10/2007 (b)***                     4,600,000           4,613,156
Toyota Motor Credit Corp., MTN
   4.7163% due 09/18/2006 (b)***                   3,500,000           3,500,112
                                                               -----------------
                                                                       8,813,518
FINANCIAL SERVICES - 2.82%
Citigroup, Inc.
   4.7075% due 01/30/2009 (b)***                     700,000             699,738
   4.73% due 05/02/2008 (b)***                       700,000             700,308
Ford Motor Credit Company
   5.88% due 03/21/2007 (a)(b)***          $       5,900,000   $       5,812,727
General Electric Capital Corp., MTN
   4.88% due 03/04/2008 (b)***                     2,100,000           2,100,823
   4.93% due 12/12/2008 (b)***                       600,000             599,876
General Motors Acceptance Corp., Series
   MTN
   5.645% due 05/18/2006 (b)***                    1,100,000           1,097,489
Goldman Sachs Group, Inc.
   5.2648% due 06/28/2010 (b)***                   3,500,000           3,514,637
Goldman Sachs Group, Inc., MTN, Series B
   3.151% due 08/01/2006 (b)***                    2,100,000           2,100,756
Nisource Finance Corp.
   5.3438% due 11/23/2009 (b)***                     400,000             401,289
Phoenix Quake Wind, Ltd.
   6.98% due 07/03/2008 (b)                        1,500,000           1,518,195
Pylon, Ltd., Class A Catastrophe Bond
   3.616% due 12/29/2008 (b)               EUR       600,000             735,854
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)                       1,000,000           1,222,782
Rabobank Nederland
   4.64% due 01/15/2009 (b)***             $         500,000             499,893
Vita Capital, Ltd., 2003-1
   5.88% due 01/01/2007 (b)                          600,000             599,796
                                                               -----------------
                                                                      21,604,163
GAS & PIPELINE UTILITIES - 0.01%
El Paso Corp.
   7.625% due 08/16/2007 (a)***                      100,000             101,750
INSURANCE - 0.04%
Residential Reinsurance, Ltd., Series
   2003
   9.77% due 06/08/2006 (b)                          300,000             293,880
PAPER - 0.13%
Koch Forest Products, Inc.
   6.88% due 12/20/2012 (b)(f)                     1,000,000           1,000,000
                                           -----------------   -----------------
TOTAL CORPORATE BONDS (Cost $31,859,222)                       $      31,813,311
                                                               -----------------
MUNICIPAL BONDS - 0.27%
CALIFORNIA - 0.01%
California County California Tobacco
   Securitization Agency, Tobacco
   Settlement Asset-Backed
   Bonds (Fresno County Tobacco Funding
   Corp.)
   5.625% due 06/01/2023 ***                          90,000              90,930
NEW HAMPSHIRE - 0.07%
New Hampshire Municipal Bond Bank,
   Series B
   5.00% due 08/15/2012 ***                          500,000             531,705
NEW JERSEY - 0.08%
Tobacco Settlement Financing Corp.,
   Tobacco
Settlement Asset-Backed Bonds
   6.125% due 06/01/2042 ***                         580,000             610,444
NEW YORK - 0.03%
New York City Municipal Finance
   Authority Water & Sewer System
   Revenue, Series D 4.75% due
   06/15/2038 ***                                    200,000             200,468

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
MUNICIPAL BONDS (CONTINUED)
RHODE ISLAND - 0.08%
Tobacco Settlement Financing Corp.,
   Tobacco Settlement Asset-Backed
   Bonds, Series A
   6.00% due 06/01/2023 ***                $         600,000   $         629,184
                                           -----------------   -----------------
TOTAL MUNICIPAL BONDS (Cost $1,862,597)                        $       2,062,731
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.08%
Banc of America Funding Corp.,
   Series 2006-A, Class 1A1
   4.6258% due 02/20/2036 (b)***                   2,437,926           2,396,171
Bank of America Mortgage Securities,
   Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                          248,788             247,407
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2003-8, Class 1A1
   4.1959% due 01/25/2034 (b)***                   3,025,672           3,002,800
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                       194,865             194,019
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                        3,134,909           3,091,337
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-WMC1, Class A2A
   4.8981% due 12/25/2035 (b)***                   1,825,671           1,825,658
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-HYB3,
   Class 7A1
   3.7928% due 11/19/2033 (b)***                     213,718             205,027
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2005-R2, Class
   1AF1
   5.1581% due 06/25/2035 (b)***                     673,325             675,490
Countrywide Home Loans,
   Series 2005-3, Class 1A2
   5.1081% due 04/25/2035 (b)***                   3,120,602           3,127,391
CS First Boston Mortgage Securities
   Corp,
   Series 2005-C6, Class A1
   4.938% due 12/15/2040 ***                         774,720             767,398
FBR Securitization Trust,
   Series 2005-2, Class AVB1
   4.9381% due 09/25/2035 (b)***                   1,143,904           1,143,976
FBR Securitization Trust,
   Series 2005-2, Class AVB2
   4.9981% due 09/25/2035 (b)***                   1,800,000           1,800,303
FBR Securitization Trust,
   Series 2005-3, Class AV21
   4.9281% due 10/25/2035 (b)***                     367,247             367,319
FBR Securitization Trust,
   Series 2005-4, Class AV21
   4.9381% due 10/25/2035 (b)***                     614,924             614,989
Federal Home Loan Mortgage Corp.,
   Serie 2672, Class TN
   4.00% due 03/15/2023 ***                          300,000             295,544
Federal Home Loan Mortgage Corp.,
   Series 2752, Class FM
   5.10% due 12/15/2030 (b)***                       379,744             381,021
Federal Home Loan Mortgage Corp.,
   Series 2905, Class UY
   4.00% due 10/15/2023 ***                $         728,037   $         712,534
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   4.818% due 02/25/2045 (b)***                    4,356,252           4,371,510
Federal National Mortgage Association
   Whole Loan, Series 2003-W8, Class 3F2
   5.1681% due 05/25/2042 (b)***                     277,801             278,407
Federal National Mortgage Association,
   Series 2003-13, Class MC
   4.50% due 10/25/2022 ***                          264,637             263,238
Federal National Mortgage Association,
   Series 2004-63, Class FA
   4.9681% due 08/25/2034 (b)***                   1,044,299           1,042,859
Federal National Mortgage Association,
   Series 2006-5, Class 3A2
   4.6847% due 05/25/2035 (b)***                   1,900,000           1,856,316
FHLMC Structured Pass Through
   Securities, Series T-62, Class 1A1
   4.818% due 10/25/2044 (b)***                      142,567             143,372
First Horizon Alternative Mortgage
   Securities, Series 2004-AA1, Class A1
   4.7545% due 06/25/2034 (b)***                     921,352             906,482
FNMA Whole Loan, Series 2004-W9, Class
   1A2
   5.95% due 02/25/2044 ***                        1,000,000             995,542
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A1
   4.229% due 12/10/2037 ***                       4,407,446           4,283,267
GGP Mall Properties Trust,
   Series 2001-C1A, Class A2
   5.007% due 11/15/2011 ***                         861,379             860,122
Greenpoint Mortgage Funding Trust,
   Series 2005-AR1, Class A2
   5.0381% due 06/25/2045 (b)***                   1,757,551           1,765,350
Harborview Mortgage Loan Trust,
   Series 2006-1, Class 2A1A
   5.0163% due 03/19/2037 (b)***                     998,115             998,350
HSI Asset Securitization Corp. Trust,
   Series 2006-OPT1, Class 2A1
   4.8981% due 12/25/2035 (b)***                     760,085             760,080
Lehman XS Trust, Series 2006-4N, Class
   A1A
   4.91% due 04/25/2046 (b)***                     2,100,000           2,100,000
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A7
   3.7867% due 11/21/2034 (b)***                     500,000             470,472
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.1888% due 12/15/2030 (b)***                     690,068             689,981
People's Choice Home Loan Securities
   Trust,
   Series 2005-2, Class A1
   4.9281% due 05/25/2035 (b)***                      93,050              93,055
SACO I Trust, Series 2005-9, Class A2
   4.9281% due 12/25/2035 (b)***                   1,464,762           1,464,752
Sequoia Mortgage Trust, Series 5,
   Class A
   5.1263% due 10/19/2026 (b)***                     555,683             557,160

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2004-1, Class 4A2
   4.58% due 02/25/2034 (b)***             $         647,674   $         638,656
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2004-19, Class 2A1
   5.4109% due 01/25/2035 (b)***                     644,059             644,864
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2005-6XS, Class A1
   4.9381% due 03/25/2035 (b)***                      15,021              15,017
Washington Mutual, Inc.,
   Series 2005-AR15, Class A1A1
   5.0781% due 11/25/2045 (b)***                     582,214             583,224
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $46,786,201)                                          $      46,630,460
                                                               -----------------
ASSET BACKED SECURITIES - 7.26%
AAA Trust, Series 2005-2, Class A1
   4.9181% due 11/26/2035 (b)***                     311,856             312,232
ACE Securities Corp., Series 2005-HE6,
   Class A2A
   4.9281% due 10/25/2035 (b)***                   2,875,268           2,875,801
Aegis Asset Backed Securities Trust,
   Series 2004-3, Class A2A
   5.0181% due 09/25/2034 (b)***                     325,719             325,717
Argent Securities Inc, Series 2006-W3,
   Class A2A
   4.8919% due 04/25/2036 (b)***                     900,000             900,000
Argent Securities, Inc., Series 2005-W2,
   Class A2A
   4.9381% due 10/25/2035 (b)***                     840,059             840,322
Argent Securities, Inc., Series 2005-W4,
   Class A2A
   4.9581% due 02/25/2036 (b)***                   3,073,904           3,074,287
Argent Securities, Inc., Series 2006-W1,
   Class A2A
   4.8981% due 03/25/2036 (b)***                   1,246,330           1,246,525
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2004-BO1, Class 1A1
   5.0181% due 09/25/2034 (b)***                   1,123,070           1,123,795
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2004-FR2, Class 1A1
   5.0281% due 01/25/2029 (b)***                     382,616             382,749
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2005-4, Class A
   5.1481% due 01/25/2036 (b)***                     265,096             265,093
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 2006-EC1, Class A1
   4.8981% due 12/25/2035 (b)***                     739,729             739,729
Carrington Mortgage Loan Trust,
   Series 2005-FRE1, Class A1
   4.9381% due 12/25/2035 (b)***                   2,598,618           2,598,901
Carrington Mortgage Loan Trust,
   Series 2005-NC3, Class A1A
   4.8981% due 06/25/2035 (b)***                      92,201              92,203
Carrington Mortgage Loan Trust,
   Series 2005-OPT2, Class A1A
   4.9081% due 05/25/2035 (b)***                   1,387,212           1,387,275
Countrywide Asset-Backed Certificates,
   Series 2006-1, Class AF1
   4.9481% due 07/25/2036 (b)***                     784,864             785,232
Countrywide Asset-Backed Certificates,
   Series 2006-4, Class 2A1
   4.8881% due 07/25/2036 (b)***           $         699,167   $         699,058
Countrywide Asset-Backed Certificates,
   Series 2006-6, Class 2A1
   4.8919% due 09/25/2036 (b)***                   1,500,000           1,500,000
Equity One ABS, Inc., Series 2004-1,
   Class AV2
   5.1181% due 04/25/2034 (b)***                     338,842             339,626
FHLMC Sturctured Pass Through
   Securities,
   Series T-32, Class A1
   5.0781% due 08/25/2031 (b)***                     221,449             222,492
First Franklin Mortgage Loan Asset
   Backed
   Certificates, Series 2006-FF1,
   Class 2A1
   4.9081% due 01/25/2036 (b)***                   1,795,559           1,795,696
First NLC Trust, Series 2005-3, Class
   AV1
   4.9281% due 12/25/2035 (b)***                   1,202,643           1,202,758
Ford Credit Auto Owner Trust,
   Series 2005-C, Class A2
   4.24% due 03/15/2008 ***                        1,177,920           1,173,067
Fremont Home Loan Trust, Series
   2005-E, Class 2A1
   4.9081% due 01/25/2036 (b)***                   2,713,595           2,713,585
GSAMP Trust, Series 2004-SEA2, Class A2A
   5.1081% due 03/25/2034 (b)***                     369,779             369,777
GSAMP Trust, Series 2005-WMC2, Class A2A
   4.9281% due 11/25/2035 (b)***                   2,164,665           2,165,003
GSR Mortgage Loan Trust,
   Series 2005-HEL1, Class A2A
   4.9181% due 11/25/2030 (b)***                     904,078             904,072
Home Equity Asset Trust, Series 2005-8,
   Class 2A1
   4.9281% due 02/25/2036 (b)***                     773,637             773,803
Home Equity Asset Trust, Series 2006-2,
   Class 2A1
   4.8981% due 05/25/2036 (b)***                     771,414             771,294
Indymac Residential Asset Backed Trust,
   Series 2005-D, Class AII1
   4.9181% due 03/25/2036 (b)***                   1,023,231           1,023,390
Indymac Residential Asset Backed Trust,
   Series 2006-A, Class A1
   4.9081% due 03/25/2036 (b)***                   2,033,437           2,033,755
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-FRE1, Class A2
   4.8881% due 05/25/2035 (b)***                   1,201,061           1,201,061
Long Beach Mortgage Loan Trust,
   Series 2004-6, Class 1A1
   5.0181% due 11/25/2034 (b)***                   1,045,583           1,046,184
Long Beach Mortgage Loan Trust,
   Series 2006-1, Class 2A1
   4.8981% due 02/25/2036 (b)***                     672,009             672,009
Merrill Lynch Mortgage Investors, Inc.,
   Series 2006-WMC1, Class A2A
   4.8981% due 01/25/2037 (b)***                     570,587             570,587
Metris Master Trust, Series 2001-2,
   Class A
   5.0963% due 11/20/2009 (b)***                   1,200,000           1,200,423
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2A
   4.9681% due 11/25/2034 (b)***                      24,750              24,745

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES (CONTINUED)
Nelnet Student Loan Trust, Series
   2004-3, Class A3
   4.7129% due 07/25/2016 (b)***           $         500,000   $         500,816
New Century Home Equity Loan Trust,
   Series 2005-4, Class A2A
   4.9281% due 09/25/2035 (b)***                     688,024             688,131
New Century Home Equity Loan Trust,
   Series 2005-B, Class A2A
   4.9381% due 10/25/2035 (b)***                     159,423             159,450
Nomura Asset Acceptance Corp.,
   Series 2006-S1, Class A1
   4.9581% due 01/25/2036 (b)                        684,314             684,528
Park Place Securities, Inc.,
   Series 2004-WWF1, Class A1A
   4.9881% due 02/25/2035 (b)***                     195,021             195,035
Quest Trust, Series 2005-X1, Class A1
   4.9981% due 03/25/2035 (b)***                      21,451              21,454
Renaissance Home Equity Loan Trust,
   Series 2005-3, Class AF1
   4.9681% due 11/25/2035 (b)***                      79,330              79,342
Residential Asset Mortgage Products,
   Inc,
   Series 2005-RS5, Class AI1
   4.9281% due 05/25/2035 (b)***                     117,877             117,885
Residential Asset Mortgage Products,
   Inc.,
   Series 2003-RS10, Class AIIB
   5.1581% due 11/25/2033 (b)***                     800,547             800,542
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RS9, Class AII1
   4.9781% due 09/25/2013 (b)***                     488,946             488,988
Residential Asset Mortgage Products,
   Inc.,
   Series 2006-NC1, Class A1
   4.8981% due 01/25/2036 (b)***                     770,230             770,109
Residential Asset Securities Corp.,
   Series 2005-EMX1, Class AI1
   4.9181% due 03/25/2035 (b)***                     159,752             159,779
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI1
   4.8919% due 04/25/2036 (b)***                     200,000             200,000
Securitized Asset Backed Receivables
   LLC Trust,
   Series 2006-OP1, Class A2A
   4.8881% due 10/25/2035 (b)***                     518,201             518,201
SLM Student Loan Trust, Series 2004-8,
   Class A2
   4.6429% due 07/25/2013 (b)***                     825,840             826,100
SLM Student Loan Trust, Series 2005-9,
   Class A1
   4.5929% due 01/25/2013 (b)***                     981,465             981,436
Soundview Home Equity Loan Trust,
   Series 2005-B, Class A1
   4.9281% due 05/25/2035 (b)***                   2,138,284           2,138,270
Soundview Home Equity Loan Trust,
   Series 2006-1, Class A1
   4.8881% due 02/25/2036 (b)***                     286,478             286,478
Soundview Home Equity Loan Trust,
   Series 2006-2, Class A1
   4.91% due 04/25/2036 (b)                          100,000             100,000
Soundview Home Equity Loan Trust,
   Series 2006-OPT1, Class 2A1
   4.7681% due 03/25/2036 (b)***                     600,000             600,000
Structured Asset Investment Loan Trust,
   Series 2005-6, Class A7
   4.9081% due 07/25/2035 (b)***           $         288,511   $         288,560
Structured Asset Securities Corp.,
   Series 2005-7XS, Class 2A1A
   4.90% due 04/25/2035 ***                        1,539,009           1,520,523
Structured Asset Securities Corp.,
   Series 2005-S7, Class A1
   4.9481% due 12/25/2035 (b)***                   1,901,165           1,901,276
Susquehanna Auto Lease Trust,
   Series 2006-1, Class A1
   4.9909% due 04/16/2007                            500,000             500,000
Truman Capital Mortgage Loan Trust,
   Series 2004-1, Class A1
   5.1581% due 01/25/2034 (b)***                     104,198             104,540
USAA Auto Owner Trust, Series 2006-1,
   Class A2
   5.03% due 11/17/2008 ***                          600,000             599,438
Wachovia Mortgage Loan Trust LLC,
   Series 2005-WMC1, Class A1
   4.9281% due 10/25/2035 (b)***                   1,095,562           1,095,730
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $55,686,352)                                             $      55,678,857
                                                               -----------------
OPTIONS - 0.01%
CALL OPTIONS - 0.00%
Chicago Board of Trade American Purchase
   Call on United States Treasury Bond
   Futures
   Expiration 05/26/2006 at $123.00 *                128,000               2,000
PUT OPTIONS - 0.01%
Chicago Board of Trade American Purchase
   Put on United States Treasury Note
   5 Year Futures
   Expiration 05/26/2006 at $101.00 *                389,000               6,078
Chicago Board of Trade American Purchase
   Put on United States Treasury Note
   Futures
   Expiration 05/26/2006 at $100.00 *                  7,000                 109
Chicago Mercantile Exchange American
   Purchase
   Put on Eurodollar
   Expiration 12/18/2006 at $92.75 *                 710,000               1,775
Chicago Mercentile Exchange American
   Purchase
   Put on Eurodollar
   Expiration 09/17/2007 at $92.00 *                  25,000                  63
   Expiration 12/18/2006 at $92.50 *                 397,500                 994
   Expiration 09/18/2006 at $92.75 *                 462,500               1,156
   Expiration 12/18/2006 at $93.00 *                 325,000                 812
Over The Counter European Purchase Put
   30-Year
   Interest Rate Swap
   Expiration 06/12/2006 at $4.25 *                1,800,000              75,355
Over The Counter European Purchase Put
   Treasury Inflationary Index, 1.625%
   Expiration 04/20/2006 at $76.16 *                 320,000                   0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 1.875%
   Expiration 06/01/2006 at $72.03 *                 600,000                   0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 2.00%
   Expiration 04/25/2006 at $74.00 *                 548,000                   0

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
OPTIONS (CONTINUED)
PUT OPTIONS (CONTINUED)
Over The Counter European Purchase Put
   Treasury Inflationary Index, 2.375%
   Expiration 06/12/2006 at $78.80 *              53,600,000   $               0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 3.875%
   Expiration 06/12/2006 at $93.00 *              36,000,000                   0
                                           -----------------   -----------------
                                                                          86,342
                                                               -----------------
TOTAL OPTIONS (Cost $126,163)                                  $          88,342
                                                               -----------------
SHORT TERM INVESTMENTS - 65.67%
ASB Bank, Ltd.
   4.63% due 05/10/2006 ***                $       1,900,000   $       1,890,470
Bank of Ireland
   4.55% due 04/26/2006 ***                        3,100,000           3,090,205
   4.68% due 05/23/2006 ***                       19,000,000          18,871,560
Barclays U.S. Funding LLC
   4.46% due 04/11/2006 ***                        2,400,000           2,397,027
   4.50% due 04/18/2006 ***                          300,000             299,362
   4.71% due 05/30/2006 ***                          900,000             893,053
   4.84% due 06/27/2006 ***                          600,000             592,982
   4.88% due 06/30/2006 ***                       18,700,000          18,471,860
BNP Paribas Finance, Inc.
   4.48% due 04/20/2006 to 05/10/2006 ***         21,700,000          21,600,656
Cox Communications, Inc.
   4.82% due 07/17/2006 ***                          800,000             800,000
Danske Corp.
   4.42% due 04/06/2006 ***                        2,700,000           2,698,343
   4.84% due 06/27/2006 ***                          700,000             691,812
Danske Corp., Series B
   4.49% due 04/24/2006 ***                       18,700,000          18,646,357
Dexia Delaware LLC
   4.43% due 04/06/2006 ***                          700,000             699,569
   4.60% due 05/09/2006 ***                       19,800,000          19,703,860
DNB NORBank ASA
   4.645% due 06/07/2006 ***                      19,900,000          19,727,967
   4.755% due 06/13/2006 ***                       2,700,000           2,673,966
Federal Home Loan Bank Discount Notes
   zero coupon due 04/03/2006 ***                 20,900,000          20,894,624
Federal Home Loan Mortgage Corp.
   Discount Notes
   zero coupon due 04/03/2006 ***                 20,900,000          20,894,601
Federal National Mortgage Association
   Discount
   Notes
   zero coupon due 04/03/2006 ***                 20,900,000          20,894,601
Fortis Funding LLC
   4.49% due 05/11/2006 ***                       19,300,000          19,203,714
Federal Republic of Germany
   4.50% due 07/12/2006 ***                EUR     2,000,000           2,409,977
Government of France
   zero coupon due 08/03/2006                      1,200,000           1,443,605
   zero coupon due 05/24/2006 ***                  1,750,000           2,116,272
HBOS Treasury Services PLC
   4.795% due 06/14/2006 ***               $      20,300,000          20,099,915
Ixis Corp.
   4.44% due 04/19/2006 ***                        2,900,000           2,893,562
   4.53% due 05/08/2006 ***                          900,000             895,810
   4.69% due 06/05/2006 ***                $      18,200,000   $      18,045,881
Kingdom of Belgium
   zero coupon due 04/13/2006 ***          EUR     1,200,000           1,455,410
Rabobank USA Financial Corp.
   4.83% due 04/03/2006 ***                $      20,900,000          20,894,392
Sanpaola Imi US Financial Company
   4.515% due 04/26/2006 ***                      19,700,000          19,638,232
   4.665% due 05/23/2006 ***                       2,500,000           2,483,154
Skandinaviska Enskilda Banken AB
   4.445% due 04/10/2006 ***                      18,300,000          18,279,664
   4.83% due 06/22/2006 ***                        4,600,000           4,549,392
Societe Generale North America, Inc.
   4.42% due 04/04/2006 ***                        2,300,000           2,299,153
   4.43% due 04/20/2006 ***                       18,700,000          18,656,278
   4.67% due 05/23/2006 ***                        1,300,000           1,291,231
Spintab AB
   4.55% due 04/25/2006 ***                       19,500,000          19,440,850
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                             6,115,250           6,115,250
Swedbank, Inc.
   4.79% due 06/14/2006 ***                        2,900,000           2,871,446
Swedish Housing Finance Corp. - Statens
   Bostadsfinansieringaktiebolag
   4.765% due 05/15/2006 to
   05/22/2006 ***                                 20,800,000          20,663,668
Swedish Housing Finance Corp. - Statens
   Bostadsfinansieringsaktiebolag
   4.445% due 04/05/2006 ***                      13,200,000          13,193,481
Total SA
   4.76% due 04/05/2006 ***                       20,900,000          20,888,946
Toyota Motor Credit Corp., MTN
   4.74% due 04/28/2006 ***                       20,900,000          20,825,701
UBS Finance (Delaware) LLC
   4.43% due 04/10/2006 ***                        4,400,000           4,395,127
   4.48% due 04/20/2006 ***                          600,000             598,581
   4.60% due 05/08/2006 ***                       16,700,000          16,621,046
   4.66% due 05/22/2006 ***                          500,000             496,699
   4.83% due 04/03/2006 ***                          900,000             899,759
United States Treasury Bills
   zero coupon due 06/01/2006 (a)***                  80,000              79,389
   zero coupon due 06/15/2006 *** ****               990,000             980,719
Westpac Banking Corp.
   4.715% due 05/30/2006 ***                      16,900,000          16,769,408
Westpac Trust Securities NZ, Ltd.
   4.44% due 04/28/2006 ***                        5,600,000           5,581,352
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $503,426,351)                                            $     503,509,939
                                                               -----------------
REPURCHASE AGREEMENTS - 3.43%
Credit Suisse First Boston Tri-Party
   Repurchase Agreement dated
   03/31/2006 at 4.50% to be
   repurchased at $19,407,275 on
   04/03/2006, collateralized by
   $20,115,000 U.S. Treasury Notes,
   4.50% due 02/28/2011 (valued at
   $19,841,562, including interest) ***    $      19,400,000   $      19,400,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
REPURCHASE AGREEMENTS (CONTINUED)
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $6,896,982 on 04/03/2006,
   collateralized by $7,080,000
   Federal Home Loan Mortgage
   Corp., 4.00% due 12/28/2006
   (valued at $7,035,750, including
   interest) (c)***                        $       6,895,000   $       6,895,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $26,295,000)                                             $      26,295,000
                                                               -----------------
TOTAL INVESTMENTS (REAL RETURN BOND
   TRUST)
   (COST $1,581,614,056) - 205.30%                             $   1,574,012,706
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (105.30)%                                                      (807,329,646)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     766,683,060
                                                               =================

SCIENCE & TECHNOLOGY TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.82%
ADVERTISING - 1.22%
Getty Images, Inc. *                                  32,600   $       2,441,088
Monster Worldwide, Inc. *                             65,600           3,270,816
                                                               -----------------
                                                                       5,711,904
BUSINESS SERVICES - 1.51%
Accenture, Ltd., Class A                             159,600           4,799,172
First Data Corp.                                      48,800           2,284,816
                                                               -----------------
                                                                       7,083,988
CABLE AND TELEVISION - 0.88%
Time Warner, Inc.                                    246,600           4,140,414
CELLULAR COMMUNICATIONS - 0.33%
Motorola, Inc.                                        66,300           1,518,933
COMPUTERS & BUSINESS EQUIPMENT - 17.87%
Cisco Systems, Inc. *                                864,430          18,732,198
Cogent, Inc. * (a)                                   227,900           4,179,686
Cognizant Technology Solutions Corp.,
   Class A *                                          55,700           3,313,593
Dell, Inc. *                                         783,151          23,306,574
EMC Corp. *                                        1,338,100          18,238,303
International Business Machines Corp.                193,200          15,933,204
                                                               -----------------
                                                                      83,703,558
ELECTRICAL EQUIPMENT - 1.30%
American Power Conversion Corp.                       96,700           2,234,737
FLIR Systems, Inc. * (a)                              39,000           1,107,990
Symbol Technologies, Inc. (a)                        260,400           2,755,032
                                                               -----------------
                                                                       6,097,759
ELECTRONICS - 5.40%
Flextronics International, Ltd. *                    434,100           4,492,935
Hon Hai Precision Industry Company, Ltd.             248,000           1,535,746
Jabil Circuit, Inc. *                                 83,500           3,578,810
Samsung Electronics Company, Ltd.                     24,190   $      15,684,351
                                                               -----------------
                                                                      25,291,842
HEALTHCARE PRODUCTS - 1.81%
Boston Scientific Corp. *                            257,700           5,939,985
Medtronic, Inc.                                       50,200           2,547,650
                                                               -----------------
                                                                       8,487,635
HOUSEHOLD APPLIANCES - 1.22%
LG Electronics, Inc.                                  70,370           5,706,948
INTERNET CONTENT - 4.97%
Yahoo!, Inc. *                                       722,100          23,294,946
INTERNET RETAIL - 2.35%
Amazon.com, Inc. * (a)                                49,000           1,788,990
eBay, Inc. *                                         235,300           9,190,818
                                                               -----------------
                                                                      10,979,808
INTERNET SERVICE PROVIDER - 2.14%
Google, Inc., Class A *                               25,700          10,023,000
INTERNET SOFTWARE - 9.77%
Juniper Networks, Inc. *                             969,552          18,537,834
McAfee, Inc. *                                       148,400           3,610,572
Symantec Corp. *                                     768,377          12,931,785
VeriSign, Inc. * (a)                                 445,400          10,685,146
                                                               -----------------
                                                                      45,765,337
LEISURE TIME - 2.84%
DreamWorks Animation SKG, Class A * (a)               75,500           1,996,975
Electronic Arts, Inc. *                              142,700           7,808,544
International Game Technology, Inc.                   98,800           3,479,736
                                                               -----------------
                                                                      13,285,255
PHARMACEUTICALS - 0.13%
Sepracor, Inc. *                                      12,800             624,768
SEMICONDUCTORS - 16.32%
Altera Corp. *                                       214,400           4,425,216
Analog Devices, Inc.                                 388,600          14,879,494
Applied Materials, Inc.                              281,900           4,936,069
Broadcom Corp., Class A *                             12,600             543,816
Intel Corp.                                           64,900           1,255,815
KLA-Tencor Corp.                                      37,100           1,794,156
Linear Technology Corp.                              160,900           5,644,372
Marvell Technology Group, Ltd. *                      56,600           3,062,060
Maxim Integrated Products, Inc.                      330,700          12,285,505
Microchip Technology, Inc.                            30,200           1,096,260
Novellus Systems, Inc. *                              66,800           1,603,200
PMC-Sierra, Inc. * (a)                                59,700             733,713
Spansion, Inc. *                                     167,700           2,481,960
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR (a)             373,200           3,754,392
Texas Instruments, Inc.                               62,200           2,019,634
Xilinx, Inc.                                         626,200          15,943,052
                                                               -----------------
                                                                      76,458,714

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SOFTWARE - 19.42%
Activision, Inc. *                                   243,300   $       3,355,107
Adobe Systems, Inc. *                                 69,392           2,423,168
Citrix Systems, Inc. *                                19,200             727,680
Cognos, Inc. * (a)                                   282,100          10,973,690
Mercury Interactive Corp. *                            9,300             323,640
Microsoft Corp.                                    1,040,200          28,303,842
NAVTEQ Corp. *                                       148,700           7,531,655
Oracle Corp. *                                     1,306,900          17,891,461
Red Hat, Inc. * (a)                                  212,300           5,940,154
SAP AG, SADR                                          35,500           1,928,360
SAP AG                                                30,900           6,714,024
Take-Two Interactive Software, Inc. * (a)            258,900           4,831,074
                                                               -----------------
                                                                      90,943,855
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.34%
Corning, Inc. *                                      158,200           4,257,162
Nokia Oyj, SADR                                      752,850          15,599,052
QUALCOMM, Inc.                                        68,600           3,471,846
Telus Corp., Non Voting Shares                        93,200           3,606,840
Telus Corp.                                           22,500             883,722
ZTE Corp., Class H (a)                               459,400           1,870,765
                                                               -----------------
                                                                      29,689,387
                                                               -----------------
TOTAL COMMON STOCKS (Cost $421,640,153)                        $     448,808,051
                                                               -----------------
SHORT TERM INVESTMENTS - 9.75%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      29,898,328   $      29,898,328
T. Rowe Price Reserve Investment Fund (c)         15,750,077          15,750,077
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $45,648,405)                                             $      45,648,405
                                                               -----------------
REPURCHASE AGREEMENTS - 0.44%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $2,084,599 on 04/03/2006,
   collateralized by $2,275,000
   Federal National Mortgage
   Association, 5.50% due
   07/14/2028 (valued at $2,127,455,
   including interest) (c)                 $       2,084,000   $       2,084,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,084,000)                                              $       2,084,000
                                                               -----------------
TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY
   TRUST)
   (COST $469,372,558) - 106.01%                               $     496,540,456
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (6.01)%                                                         (28,149,485)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     468,390,971
                                                               =================

SHORT-TERM BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 2.91%
U.S. TREASURY NOTES - 2.91%
   4.50% due 02/15/2009 to
      02/28/2011 (a)                       $       5,885,000   $       5,820,488
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,859,492)                                              $       5,820,488
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   - 15.75%
FEDERAL HOME LOAN MORTGAGE CORP
   - 2.59%
   3.816% due 11/01/2033                             947,659             949,418
   6.50% due 12/01/2009                              396,671             401,225
   7.00% due 12/01/2010 to 02/01/2014              2,126,838           2,187,955
   7.50% due 11/01/2009 to 06/01/2012                565,595             579,977
   8.00% due 06/01/2010                              110,778             115,478
   8.50% due 05/01/2015                              898,184             949,870
                                                               -----------------
                                                                       5,183,923
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 12.44%
   3.569% due 01/01/2033                             686,667             701,801
   3.61% due 09/01/2033                            1,305,075           1,322,594
   4.125% due 05/15/2010 (a)                       6,500,000           6,256,829
   4.25% due 08/15/2010 (a)                        5,000,000           4,825,515
   6.00% due 01/01/2011 to 01/01/2017              2,289,062           2,318,992
   6.50% due 04/01/2017 to 08/01/2017              3,961,424           4,056,359
   7.00% due 12/01/2010 to 07/01/2034              3,067,486           3,156,414
   7.50% due 08/01/2009 to 07/01/2034              1,654,559           1,720,767
   8.00% due 07/01/2014                              509,568             541,087
                                                               -----------------
                                                                      24,900,358
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.72%
   7.00% due 12/15/2008                              340,502             345,722
   8.00% due 12/15/2025                              519,839             544,461
   8.50% due 11/15/2015                              527,128             551,888
                                                               -----------------
                                                                       1,442,071
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,254,240)                                             $      31,526,352
                                                               -----------------
CORPORATE BONDS - 37.43%
AEROSPACE - 0.33%
Raytheon Company
   6.75% due 08/15/2007                              643,000             653,065
AUTOMOBILES - 0.75%
DaimlerChrysler NA Holding Corp.
   6.40% due 05/15/2006                            1,500,000           1,501,726
BANKING - 2.54%
Bank of America Corp.
   4.75% due 10/15/2006                            1,400,000           1,396,415
Bank One Corp.
   6.875% due 08/01/2006                           1,800,000           1,809,995
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                           1,000,000           1,000,000
PNC Funding Corp.
   5.75% due 08/01/2006                              875,000             876,373
                                                               -----------------
                                                                       5,082,783

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BROADCASTING - 1.80%
British Sky Broadcasting Group PLC
   7.30% due 10/15/2006                    $       1,000,000   $       1,009,472
Liberty Media Corp.
   6.41% due 09/17/2006 (b)                          659,000             661,695
Univision Communications, Inc.
   3.50% due 10/15/2007                            2,000,000           1,935,634
                                                               -----------------
                                                                       3,606,801
BUILDING MATERIALS & CONSTRUCTION
   - 0.72%
DR Horton, Inc.
   7.50% due 12/01/2007                            1,400,000           1,433,250
CABLE AND TELEVISION - 0.81%
Comcast MO of Delaware, Inc.
   8.30% due 05/15/2006                              615,000             616,892
Cox Communications, Inc.
   5.45% due 12/14/2007 (b)                        1,000,000           1,006,389
                                                               -----------------
                                                                       1,623,281
CRUDE PETROLEUM & NATURAL GAS - 0.56%
Sempra Energy
   5.24% due 05/21/2008 (b)                        1,130,000           1,131,311
DOMESTIC OIL - 0.74%
Devon Energy Corp.
   2.75% due 08/01/2006                            1,500,000           1,487,042
ELECTRICAL UTILITIES - 2.76%
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                             479,000             479,399
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                           1,150,000           1,155,869
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                            2,200,000           2,200,563
Pinnacle West Capital Corp.
   6.40% due 04/01/2006                            1,700,000           1,700,000
                                                               -----------------
                                                                       5,535,831
ENERGY - 2.99%
Enterprise Products Operating LP,
   Series B
   4.00% due 10/15/2007                            2,000,000           1,956,604
Kansas City Power & Light Company,
   Series B
   6.00% due 03/15/2007                            1,000,000           1,004,994
Northern Border Pipeline Company
   6.25% due 05/01/2007                            2,000,000           2,014,048
TXU Corp., Series J
   6.375% due 06/15/2006                           1,000,000           1,001,821
                                                               -----------------
                                                                       5,977,467
FINANCIAL SERVICES - 5.72%
Boeing Capital Corp.
   5.65% due 05/15/2006                              650,000             650,629
CIT Group, Inc., Series MTN
   4.99% due 05/18/2007 (b)                        1,000,000           1,002,459
General Electric Capital Corp., Series
   MTNA
   5.00% due 02/15/2007                            3,000,000           2,995,794
General Motors Acceptance Corp.
   6.125% due 09/15/2006                           2,115,000           2,105,243
Morgan Stanley
   6.10% due 04/15/2006                              800,000             800,242
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                   $         855,000   $         858,340
Residential Capital Corp.
   6.07% due 11/21/2008 (b)                        1,000,000           1,011,763
   6.335% due 06/29/2007 (b)                       2,000,000           2,016,828
                                                               -----------------
                                                                      11,441,298
GAS & PIPELINE UTILITIES - 0.73%
Duke Energy Field Services
   5.75% due 11/15/2006                            1,450,000           1,452,517
HEALTHCARE SERVICES - 1.03%
WellPoint, Inc.
   3.50% due 09/01/2007                            1,225,000           1,191,233
   3.75% due 12/14/2007                              895,000             871,573
                                                               -----------------
                                                                       2,062,806
HOTELS & RESTAURANTS - 1.53%
Harrah's Operating Company, Inc.
   7.125% due 06/01/2007                           1,000,000           1,016,940
Hilton Hotels Corp.
   7.95% due 04/15/2007                            1,000,000           1,021,690
Starwood Hotels & Resorts Worldwide,
   Inc.
   7.375% due 05/01/2007                           1,000,000           1,017,500
                                                               -----------------
                                                                       3,056,130
INSURANCE - 2.72%
CNA Financial Corp.
   6.60% due 12/15/2008                            1,400,000           1,436,581
Hartford Financial Services Group, Inc.
   6.375% due 11/01/2008                           1,000,000           1,022,168
ING Security Life Institutional Funding
   4.25% due 01/15/2010                              895,000             861,257
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                             590,000             588,378
RenaissanceRe Holdings, Ltd.
   7.00% due 07/15/2008                            1,500,000           1,536,907
                                                               -----------------
                                                                       5,445,291
INTERNATIONAL OIL - 0.45%
Kerr-McGee Corp.
   5.875% due 09/15/2006                             900,000             901,135
LEISURE TIME - 0.76%
Caesars Entertainment, Inc.
   8.50% due 11/15/2006                            1,500,000           1,526,250
MANUFACTURING - 0.75%
Tyco International Group SA
   5.80% due 08/01/2006                            1,500,000           1,501,772
PHARMACEUTICALS - 0.81%
Caremark Rx, Inc.
   7.375% due 10/01/2006                           1,600,000           1,615,858
PUBLISHING - 0.43%
Dow Jones & Company, Inc.
   3.875% due 02/15/2008                             890,000             867,413
REAL ESTATE - 7.38%
CarrAmerica Realty Corp.
   7.375% due 07/01/2007                           1,197,000           1,224,412

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Colonial Realty, LP
   4.75% due 02/01/2010                    $       1,500,000   $       1,445,969
Duke Realty, LP
   3.35% due 01/15/2008                            1,625,000           1,565,827
Health Care REIT, Inc.
   7.50% due 08/15/2007                              487,000             496,385
iStar Financial, Inc., REIT
   5.4669% due 03/16/2009 (b)                      2,000,000           2,009,714
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                           1,620,000           1,590,443
Rouse Company, REIT
   3.625% due 03/15/2009                             900,000             836,680
Simon Property Group LP, REIT
   3.75% due 01/30/2009                            2,256,000           2,152,761
United Dominion Realty Trust Inc.,
   Series MTNE
   4.50% due 03/03/2008                            1,000,000             978,010
Vornado Realty LP
   5.60% due 02/15/2011                            1,000,000             990,794
Vornado Realty, LP
   5.625% due 06/15/2007                           1,485,000           1,486,815
                                                               -----------------
                                                                      14,777,810
RETAIL TRADE - 0.49%
May Department Stores Company
   3.95% due 07/15/2007                            1,000,000              979,105
TELEPHONE - 0.63%
Citizens Communications Company
   7.60% due 06/01/2006                            1,250,000           1,254,687
                                                               -----------------
TOTAL CORPORATE BONDS (Cost $75,503,730)                       $      74,914,629
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 30.43%
Banc of America Commercial Mortgage,
   Inc., Series 2004-1, Class A1
   3.156% due 11/10/2039                           2,687,795           2,574,426
Banc of America Funding Corp.,
   Series 2005-H, Class 1A1
   5.1169% due 11/20/2035 (b)                      3,473,369           3,452,474
Banc of America Large Loan,
   Series 2005-ESHA, Class H
   5.84% due 07/14/2020 (b)                        1,500,000           1,505,673
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.0088% due 03/15/2022 (b)                        850,000             849,724
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-PWR3,
   Class A1
   3.236% due 02/11/2041                           2,492,269           2,384,179
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2005-PW10,
   Class X2
   0.059% IO due 12/11/2040                      427,425,000           2,044,117
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-AR1, Class 1A1
   4.90% due 10/25/2035 (b)                          990,347             977,349
Commercial Mortgage Pass Through
   Certificates, Series 2006-CN2A, Class
   AJFX
   5.478% due 02/05/2019                           2,700,000           2,707,438
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   4.9488% due 11/15/2017 (b)              $         565,000   $         564,693
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1AIO
   1.30% IO due 02/25/2007                        26,975,854             190,530
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2002-32, Class
   2A3
   5.00% due 01/25/2018                              219,958             219,226
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-2, Class
   1A1
   4.1673% due 02/25/2034 (b)                      1,195,352           1,203,107
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.073% due 10/20/2035 (b)                       1,472,803           1,459,921
CS First Boston Mortgage Securities
   Corp., Series 2003-C3, Class A1
   2.079% due 05/15/2038                           1,741,388           1,671,493
Federal Home Loan Mortgage Corp.,
   Series 2516, Class AX
   8.50% due 01/15/2016                              954,595             994,473
Federal Home Loan Mortgage Corp.,
   Series 2589, Class GK
   4.00% due 03/15/2026                            3,147,877           3,091,615
Federal National Mortgage Association,
   Series 2001-53, Class GH
   8.00% due 09/25/2016                              344,208             359,240
GE Capital Commercial Mortgage Corp.,
   Series 2002-1A, Class A1
   5.033% due 12/10/2035                             384,629             383,685
Global Signal Trust, Series 2006-1,
   Class C
   5.707% due 02/15/2036                             670,000             665,058
GS Mortgage Securities Corp. II,
   Series 2003-C1, Class A1
   2.904% due 01/10/2040                           1,297,879           1,261,442
GS Mortgage Securities Corp. II,
   Series 2005-GSFL VII, Class A2
   4.7704% due 03/06/2017 (b)                      3,007,100           3,007,366
Harborview Mortgage Loan Trust, Series
   2004-7, Class 2A3
   4.43% due 11/19/2034 (b)                        1,581,106           1,572,325
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2004-FL1A,
   Class A1
   4.9209% due 04/16/2019 (b)                        638,001             638,076
LB-UBS Commercial Mortgage Trust,
   Series 2000-C3, Class A1
   7.95% due 05/15/2015                            1,177,633           1,196,856
LB-UBS Commercial Mortgage Trust,
   Series 2003-C1, Class A1
   2.72% due 03/15/2027                            1,842,946           1,781,630
Lehman Brothers Floating Rate Commercial
   Mortgage Trust, Series 2004-LLFA,
   Class A2
   4.9188% due 10/15/2017 (b)                      2,082,505           2,082,749
Lehman Brothers Floating Rate Commercial
   Mortgage Trust, Series 2005-LLFA,
   Class E
   5.0288% due 07/15/2018 (b)                      1,270,000           1,269,859

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Investors Inc,
   Series 2003-A1, Class 1A
   6.0676% due 12/25/2032 (b)              $         244,806   $         248,240
Merrill Lynch Mortgage Trust,
   Series 2005-CKI1, Class A1
   5.077% due 11/12/2037                           2,923,930           2,904,170
MLCC Mortgage Investors Inc,
   Series 2003-C, Class B1
   5.4681% due 06/25/2028 (b)                      1,750,882           1,767,207
Morgan Stanley Mortgage Loan Trust,
   Series 2004-11AR, Class 1X1
   .90% IO due 01/25/2035 (b)                    119,646,534             887,741
Multi Security Asset Trust,
   Series 2005-RR4A, Class A1
   4.38% due 11/28/2035                            3,172,017           3,092,773
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1A
   6.28% due 03/15/2030                              528,480             530,332
Sequoia Mortgage Trust, Series 2004-4,
   Class A
   4.62% due 05/20/2034 (b)                        1,456,147           1,454,943
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-14, Class 1A
   5.0775% due 10/25/2034 (b)                      3,265,831           3,263,257
Washington Mutual, Inc., Series
   2005-AR12, Class 1A8
   4.843% due 10/25/2035 (b)                         998,772             980,586
Wells Fargo Mortgage Backed Securities
   Trust, Series 2003-2, Class A6
   5.25% due 02/25/2018                            4,461,485           4,398,460
Wells Fargo Mortgage Backed Securities
   Trust, Series 2005-AR16, Class 2A1
   4.95% due 10/25/2035 (b)                        1,298,583           1,284,942
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $62,890,835)                              $      60,921,375
                                                               -----------------
ASSET BACKED SECURITIES - 11.50%
Capital Trust Re CDO, Ltd., Series
   2005-1A, Class B
   5.2463% due 03/20/2050 (b)                      3,000,000           3,003,398
Countrywide Asset-Backed Certificates,
   Series 2005-S1, Class AIO
   4.00% IO due 08/25/2021 (b)                   176,000,000           1,510,399
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                       1,128,209           1,120,637
Countrywide Asset-Backed Certificates,
   Series 2005-1, Class 1AV2
   5.0181% due 07/25/2035 (b)                      1,480,000           1,480,474
Countrywide Home Equity Loan Trust,
   Series 2006-D, Class AIO
   zero coupon IO due 05/15/2036                 147,676,695           2,129,284
Encore Credit Receivables Trust,
   Series 2005-3, Class N
   4.949% due 10/25/2035                             962,060             953,805
Equity One ABS, Inc., Series 2003-4,
   Class AF3
   3.531% due 11/25/2033                              56,746              56,541
Equity One ABS, Inc., Series 2004-2,
   Class AV2
   5.0681% due 07/25/2034 (b)                        305,474             305,845
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2004-FF3,
   Class A2C
   5.2981% due 05/25/2034 (b)              $       1,000,000   $       1,004,504
First Franklin Mortgage Loan Trust,
   Series 2005-FF4N, Class N1 NIM
   5.071% due 05/25/2035                             827,791             823,652
Green Tree Financial Corp.,
   Series 1996-8, Class A6
   7.60% due 10/15/2027                              178,287             184,102
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   5.0581% due 11/25/2035 (b)                      1,306,303           1,306,291
Long Beach Asset Holdings Corp, Series
   2006-WL2, Class N2
   5.3181% due 02/25/2011 (b)                      1,500,000           1,501,148
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   5.5181% due 02/25/2034 (b)                      4,000,000           4,012,114
Option One Mortgage Loan Trust,
   Series 2004-1, Class A2
   5.1081% due 01/25/2034 (b)                        149,843             149,894
Ownit Mortgage Loan, Series 2006-1,
   Class AF2
   5.29 due 12/25/2036                               900,000             893,812
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF2
   5.533% due 05/25/2036                             500,000             499,996
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF3
   5.608% due 05/25/2036                             500,000             499,987
Sail Net Interest Margin Notes,
   Series 2005-HE1A, Class A NIM
   5.00% due 07/27/2035                              429,478             427,912
Sharp SP I LLC Net Interest Margin
   Trust, Series 2005-HE4N, Class N
   5.25% due 07/25/2035                            1,171,410           1,162,624
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $22,947,664)                                             $      23,026,419
                                                               -----------------
SHORT TERM INVESTMENTS - 6.52%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      13,048,600   $      13,048,600
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $13,048,600)                                             $      13,048,600
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
REPURCHASE AGREEMENTS - 1.21%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at $2,426,698
   on 04/03/2006, collateralized by
   $75,000 Federal Home Loan Bank, 5.80%
   due 09/02/2008 (valued at $76,417,
   including interest) and $955,000
   Federal Home Loan Bank, 3.75% due
   08/15/2008 (valued at $929,733,
   including interest) and $15,000
   Federal Home Loan Bank, 3.875% due
   08/22/2008 (valued at $14,655,
   including interest) and $995,000
   Federal Home Loan Bank, 4.375% due
   09/17/2010 (valued at $965,151,
   including interest) and $510,000
   Federal National Mortgage
   Association, 3.25% due 08/15/2008
   (valued at $491,320, including
   interest) (c)                           $       2,426,000   $       2,426,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,426,000)                                              $       2,426,000
                                                               -----------------
TOTAL INVESTMENTS (SHORT-TERM BOND
   TRUST)
(COST $214,930,561) - 105.75%                                  $     211,683,863

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (5.75)%                                                           (11,515,950)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     200,167,913
                                                               =================

SMALL CAP GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.59%
AEROSPACE - 1.12%
Alliant Techsystems, Inc. * (a)                       44,920   $       3,466,476
AIR TRAVEL - 0.95%
Gol Linhas Aereas Inteligentes SA,
   ADR (a)                                           110,200           2,953,360
APPAREL & TEXTILES - 2.72%
Bebe Stores, Inc. (a)                                108,940           2,006,675
Iconix Brand Group, Inc. * (a)                       203,390           2,959,325
Phillips-Van Heusen Corp. (a)                         91,030           3,478,256
                                                               -----------------
                                                                       8,444,256
BANKING - 0.73%
Signature Bank *                                      69,690           2,271,197
BIOTECHNOLOGY - 2.76%
Arena Pharmaceuticals, Inc. * (a)                     86,180           1,560,720
Digene Corp. * (a)                                   151,860           5,937,726
ICOS Corp. * (a)                                      48,520           1,069,866
                                                               -----------------
                                                                       8,568,312
BUILDING MATERIALS & CONSTRUCTION -
   4.04%
Beacon Roofing Supply, Inc. * (a)                    119,620           4,861,357
Corrections Corp. of America * (a)                   118,700           5,365,240
Eagle Materials, Inc. (a)                             36,330   $       2,316,401
                                                               -----------------
                                                                      12,542,998
BUSINESS SERVICES - 3.66%
Corporate Executive Board Company                     25,400           2,562,860
Jacobs Engineering Group, Inc. *                      27,590           2,393,157
Kenexa Corp. * (a)                                   100,320           3,084,840
Resources Connection, Inc. * (a)                     133,240           3,319,008
                                                               -----------------
                                                                      11,359,865
CABLE AND TELEVISION - 0.74%
Central European Media Ent - A * (a)                  33,540           2,301,179
CELLULAR COMMUNICATIONS - 2.29%
Crown Castle International Corp. * (a)               121,760           3,451,896
Syniverse Holdings, Inc. * (a)                       230,900           3,648,220
                                                               -----------------
                                                                       7,100,116
COAL - 0.68%
Arch Coal, Inc. (a)                                   27,850           2,114,929
COMMERCIAL SERVICES - 2.65%
CB Richard Ellis Group, Inc. * (a)                    30,960           2,498,472
First Advantage Corp., Class A * (a)                       0                   0
Live Nation, Inc. * (a)                              149,250           2,961,120
Shaw Group, Inc. * (a)                                90,670           2,756,368
                                                               -----------------
                                                                       8,215,960
COMPUTERS & BUSINESS EQUIPMENT - 3.30%
Foundry Networks, Inc. *                             255,770           4,644,783
Hypercom Corp. *                                      19,000             176,700
IHS, Inc., Class A * (a)                              96,500           2,639,275
Logitech International SA *                           69,580           2,766,501
                                                               -----------------
                                                                      10,227,259
CONSTRUCTION & MINING EQUIPMENT - 1.00%
Bucyrus International, Inc., Class A                  64,020           3,085,124
CONSTRUCTION MATERIALS - 1.03%
Martin Marietta Materials, Inc. (a)                   29,930           3,203,408
CRUDE PETROLEUM & NATURAL GAS - 0.83%
Cabot Oil & Gas Corp., Class A                        53,990           2,587,741
DOMESTIC OIL - 0.90%
Range Resources Corp. (a)                            102,609           2,802,252
DRUGS & HEALTH CARE - 0.69%
Healthextras, Inc. * (a)                              60,960           2,151,888
ELECTRONICS - 1.34%
Daktronics, Inc.                                      64,270           2,345,855
Ituran Location and Control, Ltd.                    120,190           1,818,475
                                                               -----------------
                                                                       4,164,330
ENERGY - 3.14%
Alon USA Energy, Inc. * (a)                           90,970           2,239,682
Evergreen Solar, Inc. * (a)                          107,630           1,657,502
Stolt Offshore SA - ADR * (a)                        229,460           3,554,335
Suntech Power Holdings Co., Ltd., ADR *
   (a)                                                61,520           2,275,625
                                                               -----------------
                                                                       9,727,144

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES - 8.85%
Affiliated Managers Group, Inc. * (a)                 38,350   $       4,088,493
Bankrate, Inc. * (a)                                  72,670           3,165,505
Federated Investors, Inc., Class B                    90,700           3,541,835
Moneygram International, Inc. (a)                    127,530           3,917,722
Nasdaq Stock Market, Inc. * (a)                       84,640           3,388,986
National Financial Partners Corp. (a)                 56,270           3,180,380
Nuveen Investments, Class A (a)                      127,980           6,162,237
                                                               -----------------
                                                                      27,445,158
FOOD & BEVERAGES - 0.56%
Diamond Foods, Inc. (a)                              101,350           1,740,179
HEALTHCARE PRODUCTS - 1.34%
Kyphon, Inc. * (a)                                    72,560           2,699,232
The Medicines Company * (a)                           71,550           1,471,783
                                                               -----------------
                                                                       4,171,015
HEALTHCARE SERVICES - 3.02%
Covance, Inc. * (a)                                   79,340           4,661,225
Healthspring, Inc. *                                 107,290           1,996,667
Symbion, Inc. * (a)                                  120,100           2,720,265
                                                               -----------------
                                                                       9,378,157
HOMEBUILDERS - 1.40%
Walter Industries, Inc. (a)                           65,310           4,350,952
HOTELS & RESTAURANTS - 3.11%
California Pizza Kitchen, Inc. * (a)                 133,480           4,331,426
Panera Bread Company, Class A * (a)                   47,810           3,594,356
Texas Roadhouse, Inc., Class A * (a)                 100,900           1,724,381
                                                               -----------------
                                                                       9,650,163
INDUSTRIAL MACHINERY - 0.68%
Tennant Company                                       40,120           2,099,078
INSURANCE - 2.68%
Arch Cap Group, Ltd. *                                84,600           4,884,804
ProAssurance Corp. * (a)                              66,110           3,437,720
                                                               -----------------
                                                                       8,322,524
INTERNET CONTENT - 1.22%
NetFlix, Inc. * (a)                                  130,590           3,785,804
INTERNET RETAIL - 0.97%
HomeStore, Inc. * (a)                                456,670           2,995,755
INTERNET SERVICE PROVIDER - 1.36%
Redback Networks, Inc. * (a)                         123,740           2,683,921
Salesforce.Com, Inc. * (a)                            42,210           1,533,489
                                                               -----------------
                                                                       4,217,410
INTERNET SOFTWARE - 1.63%
eResearch Technology, Inc. * (a)                     190,200           2,736,978
F5 Networks, Inc. * (a)                               32,070           2,324,754
                                                               -----------------
                                                                       5,061,732
LEISURE TIME - 1.38%
Pinnacle Entertainment, Inc. * (a)                   152,090           4,284,375
LIFE SCIENCES - 1.37%
Pharmaceutical Product Development,
   Inc. (a)                                          122,570           4,242,148
MEDICAL-HOSPITALS - 0.71%
                                                               -----------------
Sunrise Senior Living, Inc. * (a)                     56,530   $       2,202,974
MUTUAL FUNDS - 2.00%
iShares Russell 2000 Growth Index
   Fund (a)                                           77,820           6,202,254
PETROLEUM SERVICES - 0.93%
Pride International, Inc. * (a)                       92,320           2,878,538
PHARMACEUTICALS - 3.30%
Alkermes, Inc. * (a)                                 104,750           2,309,737
Amylin Pharmaceuticals, Inc. * (a)                    75,530           3,697,194
Atherogenics, Inc. * (a)                              82,380           1,344,442
Encysive Pharmaceuticals, Inc. * (a)                 152,910             747,730
Vertex Pharmaceuticals, Inc. * (a)                    58,070           2,124,781
                                                               -----------------
                                                                      10,223,884
REAL ESTATE - 2.46%
Jones Lang LaSalle, Inc. (a)                          54,370           4,161,480
LaSalle Hotel Properties, REIT                        84,570           3,467,370
                                                               -----------------
                                                                       7,628,850
RETAIL TRADE - 4.75%
Citi Trends, Inc. * (a)                               83,060           3,302,466
DSW Inc., Class A * (a)                              100,120           3,135,758
GameStop Corp. - Class B *                            76,000           3,292,320
Too, Inc. * (a)                                      100,080           3,437,748
Zumiez, Inc. * (a)                                    25,710           1,570,881
                                                               -----------------
                                                                      14,739,173
SEMICONDUCTORS - 2.04%
Cree, Inc. * (a)                                      71,000           2,329,510
International Rectifier Corp. * (a)                   96,530           3,999,238
                                                               -----------------
                                                                       6,328,748
SOFTWARE - 12.26%
Activision, Inc. * (a)                               228,660           3,153,221
American Reprographics Company *                      97,060           3,367,011
ANSYS, Inc. *                                         56,750           3,073,012
Cognos, Inc. * (a)                                    58,260           2,266,314
Equinix, Inc. * (a)                                  105,700           6,788,054
Opsware, Inc. * (a)                                  392,500           3,363,725
Red Hat, Inc. * (a)                                   80,930           2,264,421
THQ, Inc. * (a)                                       96,539           2,499,395
VeriFone Holdings, Inc. * (a)                        212,050           6,422,995
Verint Systems, Inc. * (a)                            75,480           2,669,728
Websense, Inc. * (a)                                  78,900           2,176,062
                                                               -----------------
                                                                      38,043,938
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.10%
NeuStar, Inc., Class A *                              15,800             489,800
SBA Communications Corp. *                           125,300           2,933,273
                                                               -----------------
                                                                       3,423,073
TRANSPORTATION - 0.97%
UTI Worldwide, Inc. (a)                               95,540           3,019,064
TRUCKING & FREIGHT - 1.93%
Forward Air Corp.                                     62,340           2,324,659

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TRUCKING & FREIGHT (CONTINUED)
Knight Transportation, Inc. (a)                      168,510   $       3,328,072
Werner Enterprises, Inc. (a)                          17,840             327,721
                                                               -----------------
                                                                       5,980,452
                                                               -----------------
TOTAL COMMON STOCKS (Cost $241,990,185)                        $     299,703,192
                                                               -----------------
SHORT TERM INVESTMENTS - 25.72%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      79,786,408   $      79,786,408
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $79,786,408)                                             $      79,786,408
                                                               -----------------
REPURCHASE AGREEMENTS - 5.28%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $16,394,712 on 04/03/2006,
   collateralized by $17,800,000
   Federal National Mortgage
   Association, 5.55% due
   07/10/2028 (valued at
   $16,719,558, including interest) (c)    $      16,390,000   $      16,390,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $16,390,000)                                             $      16,390,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL CAP GROWTH
   TRUST) (COST $338,166,593) - 127.59%                        $     395,879,600
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (27.59)%                                                          (85,595,821)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     310,283,779
                                                               =================

SMALL CAP INDEX TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 94.63%
ADVERTISING - 0.30%
aQuantive, Inc. * (a)                                 15,371   $         361,833
Greenfield Online, Inc. *                              5,097              30,531
Marchex, Inc., Class B * (a)                           5,431             116,767
ValueClick, Inc. * (a)                                23,713             401,224
Ventiv Health, Inc. * (a)                              7,302             242,572
                                                               -----------------
                                                                       1,152,927
AEROSPACE - 1.42%
AAR Corp. * (a)                                        8,793             250,425
ARGON ST, Inc. * (a)                                   2,770              92,878
Armor Holdings, Inc. *                                 9,345             544,720
Aviall, Inc. * (a)                                     9,071             345,424
BE Aerospace, Inc. *                                  20,070             504,158
Curtiss Wright Corp.                                   5,866             388,329
DRS Technologies, Inc. (a)                            10,283             564,228
EDO Corp. (a)                                          4,421             136,388
Esterline Technologies Corp. *                         6,786             290,101
GenCorp, Inc. * (a)                                   14,863             305,435
HEICO Corp. (a)                                        6,156   $         195,084
Herley Industries, Inc. *                              4,159              86,840
Innovative Solutions & Support, Inc. *
   (a)                                                 4,022              52,286
Integral Systems, Inc.                                 3,247              87,637
K&F Industries Holdings, Inc. *                        5,022              83,365
Moog, Inc., Class A *                                  9,192             326,224
MTC Technologies, Inc. *                               2,885              80,751
Orbital Sciences Corp., Class A * (a)                 15,207             240,575
Sequa Corp., Class A *                                 1,717             167,923
Teledyne Technologies, Inc. *                          9,073             322,999
Triumph Group, Inc. *                                  4,324             191,380
Woodward Governor Company                              8,098             269,258
                                                               -----------------
                                                                       5,526,408
AGRICULTURE - 0.15%
Delta & Pine Land Company (a)                         10,049             303,078
Tejon Ranch Company * (a)                              2,445             119,487
The Andersons, Inc.                                    1,907             149,185
                                                               -----------------
                                                                         571,750
AIR FREIGHT - 0.05%
ABX Air, Inc. * (a)                                   16,356             111,384
ExpressJet Holdings, Inc. * (a)                       12,275              91,326
                                                               -----------------
                                                                         202,710
AIR TRAVEL - 0.54%
Airtran Holdings, Inc. * (a)                          23,475             425,132
Alaska Air Group, Inc. * (a)                           7,273             257,828
Continental Airlines, Inc., Class B *
   (a)                                                23,115             621,793
Frontier Airlines, Inc. * (a)                         10,101              77,778
Mesa Air Group, Inc. * (a)                             8,339              95,398
Pinnacle Airline Corp. * (a)                           5,965              39,727
Republic Airways Holdings, Inc. *                      4,200              62,202
SkyWest, Inc. (a)                                     15,554             455,266
World Air Holdings, Inc. *                             6,856              67,326
                                                               -----------------
                                                                       2,102,450
ALUMINUM - 0.17%
Aleris International Inc. *                            8,371             402,394
Century Aluminum Company * (a)                         6,200             263,190
                                                               -----------------
                                                                         665,584
AMUSEMENT & THEME PARKS - 0.02%
Great Wolf Resorts, Inc. *                             7,448              86,322
APPAREL & TEXTILES - 1.28%
Angelica Corp.                                         2,844              58,359
Brown Shoe, Inc.                                       5,011             262,977
Carter's, Inc. *                                       4,996             337,180
Cherokee, Inc.                                         2,344              94,393
Deckers Outdoor Corp. *                                2,835             114,931
dELiA*s, Inc. * (a)                                    5,996              56,003
DHB Industries, Inc. *                                 8,197              39,182
Dixie Group, Inc. *                                    3,432              51,343
G & K Services, Class A                                5,435             231,205
Guess, Inc. * (a)                                      4,363             170,637

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
APPAREL & TEXTILES (CONTINUED)
Hartmarx Corp. * (a)                                   7,638   $          68,055
Interface, Inc., Class A *                            12,956             178,922
Joseph A. Bank Clothiers, Inc. * (a)                   4,602             220,654
Kellwood Company (a)                                   7,138             224,062
K-Swiss, Inc., Class A                                 6,939             209,141
Maidenform Brands, Inc. * (a)                          4,270              47,013
Movado Group, Inc. (a)                                 5,385             124,286
Oakley, Inc. (a)                                       6,777             115,344
Oxford Industries, Inc. (a)                            3,849             196,799
Perry Ellis International, Inc. * (a)                  3,116              70,515
Phillips-Van Heusen Corp.                              8,851             338,197
Russell Corp. (a)                                      9,273             127,967
Skechers United States of America, Inc.,
   Class A *                                           6,204             154,666
Stage Stores, Inc. (a)                                 7,575             225,356
Stride Rite Corp.                                     10,708             155,052
The Gymboree Corp. * (a)                               8,546             222,538
Under Armour, Inc. * (a)                               3,171             102,740
Unifirst Corp.                                         2,691              89,395
Warnaco Group, Inc. *                                 12,695             304,680
Wellman, Inc. (a)                                      9,517              60,528
Wolverine World Wide, Inc.                            15,883             351,491
                                                               -----------------
                                                                       5,003,611
AUTO PARTS - 0.66%
Aftermarket Technology Corp. * (a)                     6,087             137,627
American Axle & Manufacturing Holdings,
   Inc. (a)                                           11,678             200,044
ArvinMeritor, Inc.                                    19,115             285,005
Commercial Vehicle Group, Inc. *                       4,237              81,393
CSK Auto Corp. * (a)                                  12,489             173,222
Federal Signal Corp. (a)                              13,408             248,048
Hayes Lemmerz International, Inc. * (a)               11,702              31,946
Keystone Automotive Industries, Inc. *                 4,371             184,500
LKQ Corp. * (a)                                        9,071             188,767
Modine Manufacturing Company                           9,558             281,961
Noble International, Ltd.                              3,809              64,478
Pep Boys - Manny, Moe & Jack                          15,232             230,156
Standard Motor Products, Inc.,
   Class A (a)                                         4,808              42,695
Strattec Security Corp. * (a)                          1,294              48,253
Superior Industries International,
   Inc. (a)                                            6,222             120,458
Titan International, Inc. (a)                          4,399              75,927
Visteon Corp. * (a)                                   35,311             162,431
                                                               -----------------
                                                                       2,556,911
AUTO SERVICES - 0.15%
Dollar Thrifty Automotive Group, Inc. *                6,848             310,899
Lithia Motors, Inc., Class A (a)                       4,344             150,737
Midas, Inc. *                                          4,878             106,682
                                                               -----------------
                                                                         568,318
AUTOMOBILES - 0.32%
Americas Car Mart, Inc. * (a)                          3,051              65,596
Group 1 Automotive, Inc.                               5,765             274,068
Monaco Coach Corp. (a)                                 7,352              98,517
Monro Muffler Brake, Inc.                              3,048   $         113,203
Rush Enterprises, Inc., Class A *                      6,103             107,291
Tenneco, Inc. * (a)                                   11,927             258,697
United Auto Group, Inc.                                7,296             313,728
                                                               -----------------
                                                                       1,231,100
BANKING - 8.35%
1st Source Corp.                                       3,557             106,639
Alabama National BanCorp                               3,835             262,314
Amcore Financial, Inc.                                 5,973             188,866
Americanwest BanCorp *                                 3,730              98,733
Ameris Bancorp (a)                                     4,455             103,623
Ames National Corp. (a)                                2,943              71,456
Anchor BanCorp Wisconsin, Inc.                         6,476             196,288
Arrow Financial Corp.                                  3,936             107,846
Bancorp, Inc. *                                        3,557              87,324
BancorpSouth, Inc.                                    21,148             507,764
BancTrust Financial Group, Inc. (a)                    3,632              80,449
Bank Granite Corp.                                     4,812              97,539
Bank Mutual Corp.                                     16,560             196,070
Bank of the Ozarks, Inc. (a)                           3,352             122,348
BankAtlantic Bancorp, Inc., Class A                   12,155             174,911
BankFinancial Corp. * (a)                              7,714             122,807
BankUnited Financial Corp., Class A                    8,595             232,409
Banner Corp. (a)                                       3,336             113,424
Berkshire Hill Bancorp, Inc.                           2,694              94,128
BFC Financial Corp. * (a)                              7,893              51,699
Boston Private Financial Holdings,
   Inc. (a)                                            9,505             321,174
Brookline Bancorp, Inc. (a)                           17,299             267,962
Camden National Corp.                                  2,746             105,446
Capital City Bank Group, Inc. (a)                      3,543             125,954
Capital Corp of the West                               2,895             106,304
Capitol Bancorp, Ltd.                                  3,490             163,158
Cardinal Financial Corp.                               7,614             103,017
Cascade Bancorp                                        5,010             148,046
Cathay General Bancorp, Inc. (a)                      12,376             465,833
Centennial Bank Holdings Inc * (a)                    16,790             196,443
Center Financial Corp.                                 3,435              83,230
Central Pacific Financial Corp.                        8,377             307,603
Chemical Financial Corp. (a)                           7,230             233,601
Chittenden Corp.                                      12,670             367,050
Citizens & Northern Corp. (a)                          3,092              74,826
Citizens Banking Corp.                                12,004             322,307
City Bank Lynnwood WA                                  2,477             115,280
Coastal Financial Corp. (a)                            5,841              80,372
CoBiz, Inc. (a)                                        4,776              98,386
Columbia Banking System, Inc. (a)                      4,526             151,440
Community Bank Systems, Inc. (a)                       8,471             189,157
Community Banks, Inc. (a)                              6,312             179,640
Community Trust Bancorp, Inc.                          4,353             147,567
Corus Bankshares, Inc. (a)                             5,042             299,697
CVB Financial Corp. (a)                               16,363             279,807

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
Digital Insight Corp. *                                9,478   $         344,999
Dime Community Bancorp, Inc. (a)                       8,170             117,403
Doral Financial Corp. (a)                             23,482             271,217
Enterprise Financial Services Corp. (a)                2,883              78,965
F.N.B. Corp. (a)                                      15,964             272,984
Fidelity Bankshares, Inc.                              6,199             208,472
First BanCorp Puerto Rico (a)                         18,634             230,316
First Bancorp                                          3,967              88,782
First Charter Corp. (a)                                8,565             211,556
First Citizens Bancshares, Inc.                        1,624             313,432
First Commonwealth Financial Corp. (a)                19,953             292,511
First Community Bancorp                                3,956             228,103
First Community Bancshares, Inc. (a)                   3,215             102,816
First Financial BanCorp (a)                            9,167             152,539
First Financial Bankshares, Inc. (a)                   5,258             201,381
First Financial Corp.                                  4,711             140,388
First Financial Holdings, Inc. (a)                     3,951             125,247
First Indiana Corp.                                    4,077             113,748
First Merchants Corp.                                  5,618             148,989
First Midwest Bancorp, Inc.                           12,517             457,747
First Niagara Financial Group, Inc.                   29,708             435,519
First Place Financial Corp. (a)                        4,641             115,097
First Regional Bancorp *                                 788              70,234
First Republic Bank                                    5,882             222,457
First State Bancorporation                             4,588             121,857
FirstFed Financial Corp. * (a)                         4,511             269,803
Flagstar Bancorp, Inc. (a)                             9,632             145,443
Flushing Financial Corp.                               6,262             109,335
FNB Corp. of Virginia                                  2,737              93,003
Franklin Bank Corp. * (a)                              6,089             117,092
Frontier Financial Corp. (a)                           6,801             224,705
GB&T Bancshares, Inc. (a)                              4,377              97,826
Glacier Bancorp, Inc. (a)                              8,659             268,862
Gold Banc Corp., Inc.                                 10,838             198,552
Great Southern Bancorp, Inc. (a)                       3,381              97,643
Greater Bay Bancorp                                   13,982             387,861
Greene County Bancshares, Inc.                         3,139              91,690
Greenhill & Company, Inc. (a)                          3,231             213,601
Hancock Holding Company                                7,350             341,922
Hanmi Financial Corp.                                 10,914             197,107
Harleysville National Corp.                            7,639             173,711
Heritage Commerce Corp.                                4,168             104,200
Horizon Financial Corp.                                3,527              90,150
Huntington Bancshares, Inc.                            7,311             176,418
IBERIABANK Corp.                                       2,812             159,075
Independent Bank Corp. - MA                            4,455             143,228
Independent Bank Corp. - MI (a)                        6,461             183,815
Integra Bank Corp.                                     4,980             113,843
Interchange Financial Services Corp.                   5,559             105,621
Irwin Financial Corp. (a)                              5,156              99,666
KNBT Bancorp, Inc.                                     9,054             148,033
Lakeland Bancorp, Inc. (a)                             6,203              96,519
Lakeland Financial Corp.                               2,242   $         104,814
Macatawa Bank Corp. (a)                                3,177             120,440
MAF Bancorp, Inc.                                      9,358             409,600
Main Street Banks, Inc.                                4,597             118,970
MB Financial, Inc. (a)                                 6,164             218,206
MBT Financial Corp. (a)                                5,264              88,435
Mercantile Bankcorp                                    2,580             100,878
Mid-State Bancshares                                   6,559             193,031
Midwest Banc Holdings, Inc. (a)                        4,055             105,187
Nara Bancorp, Inc.                                     5,816             102,071
National Penn Bancshares, Inc. (a)                    12,106             257,616
Netbank, Inc. (a)                                     13,706              99,231
Newalliance Bancshares, Inc. (a)                      30,980             447,041
Northern Empire Bancshares * (a)                       2,785              70,321
Northwest Bancorp, Inc. (a)                            5,656             140,043
OceanFirst Financial Corp.                             3,376              82,712
Old National Bancorp (a)                              18,735             405,425
Old Second Bancorp, Inc.                               4,227             138,772
Omega Financial Corp. (a)                              4,066             137,675
Oriental Financial Group, Inc.                         6,214              89,792
Pacific Capital Bancorp (a)                           12,483             422,425
Park National Corp. (a)                                3,340             355,710
Partners Trust Financial Group, Inc. (a)              13,896             165,640
Peapack Gladstone Financial Corp. (a)                  3,353              85,870
Peoples Bancorp, Inc.                                  3,515             105,450
PFF Bancorp, Inc.                                      5,426             182,911
Pinnacle Financial Partners, Inc. *                    2,719              74,609
PremierWest Bancorp (a)                                4,596              85,026
PrivateBancorp, Inc. (a)                               4,605             191,061
Prosperity Bancshares, Inc. (a)                        5,964             180,172
Provident Bankshares Corp.                             9,079             330,930
Provident Financial Services, Inc. (a)                19,651             355,683
Provident New York Bancorp (a)                        11,192             145,160
R & G Financial Corp., Class B (a)                     7,970             100,900
Renasant Corp.                                         3,496             129,142
Republic Bancorp, Inc. (a)                            21,645             260,606
S & T Bancorp, Inc. (a)                                7,633             279,215
S.Y. Bancorp, Inc. (a)                                 4,112             108,639
Sandy Spring Bancorp, Inc.                             4,403             167,270
SCBT Financial Corp.                                   3,135             109,976
Seacoast Banking Corp. of Florida                      3,962             115,334
Security Bank Corp. (a)                                3,543              89,532
Signature Bank *                                       3,249             105,885
Simmons First National Corp., Class A                  4,467             132,938
Sound Federal Bancorp, Inc.                            4,108              84,584
Southwest Bancorp, Inc.                                4,341              96,544
Sterling Bancorp                                       5,616             115,690
Sterling Bancshares, Inc. (a)                         12,584             227,141
Sterling Financial Corp., Pennsylvania (a)             7,425             162,162
Sterling Financial Corp., Washington                   9,440             273,760
Suffolk Bancorp (a)                                    3,363             116,696
Susquehanna Bancshares, Inc.                          12,935             333,335

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
SVB Financial Group * (a)                              9,615   $         510,090
Texas Capital Bancshares, Inc. *                       6,351             152,424
Texas Regional Bancshares, Inc., Class A              12,393             365,458
Tierone Corp.                                          5,130             174,164
Tompkins Trustco, Inc.                                 2,166             104,293
Trico Bancshares                                       3,774             106,880
TrustCo Bank Corp. (a)                                21,494             261,582
Trustmark Corp.                                       12,917             408,694
UCBH Holdings, Inc. (a)                               24,953             472,111
Umpqua Holdings Corp. (a)                             12,188             347,358
Union Bankshares Corp.                                 2,665             121,817
United Bankshares, Inc.                               10,246             392,114
United Community Banks, Inc.                           8,814             248,114
Univest Corp. of Pennsylvania (a)                      3,667              93,362
Vineyard National Bancorp Company (a)                  2,657              77,850
Virginia Commerce Bancorp, Inc. * (a)                  2,831             101,774
Virginia Financial Group, Inc.                         2,477              99,130
W Holding Company, Inc. (a)                           29,806             234,573
Washington Trust Bancorp, Inc.                         3,926             110,203
Wesbanco, Inc.                                         6,375             209,164
West Bank Corp. (a)                                    5,846             115,926
West Coast Bancorp                                     4,677             130,722
Westamerica Bancorporation (a)                         8,985             466,501
Western Sierra Bancorp                                 2,257             102,332
Wilshire Bancorp, Inc. (a)                             4,646              86,369
Wintrust Financial Corp. (a)                           6,425             373,742
Yardville National Bancorp (a)                         2,837             104,402
                                                               -----------------
                                                                      32,556,825
BIOTECHNOLOGY - 1.83%
Aastrom Biosciences, Inc. * (a)                       29,638              60,165
Applera Corp. - Celera Genomics Group
   * (a)                                              20,161             235,682
Arena Pharmaceuticals, Inc. * (a)                      9,624             174,291
Arqule, Inc. * (a)                                     9,726              55,827
Bio Reference Labs, Inc. * (a)                         3,037              54,788
Bio-Rad Laboratories, Inc., Class A
   * (a)                                               4,798             299,155
Cell Therapeutics, Inc. * (a)                         22,280              42,555
Cotherix, Inc. * (a)                                   4,229              38,653
deCODE genetics, Inc. * (a)                           15,138             131,246
Digene Corp. *                                         4,534             177,279
Discovery Laboratories, Inc. * (a)                    16,896             123,848
Exelixis, Inc. * (a)                                  22,754             273,276
Genitope Corp. * (a)                                   6,972              60,656
Geron Corp. * (a)                                     17,639             146,580
Human Genome Sciences, Inc. * (a)                     35,555             386,483
ICOS Corp. * (a)                                      17,406             383,802
Integra LifeSciences Holdings Corp.
   * (a)                                               5,323             218,137
Intermune, Inc. * (a)                                  6,908             128,074
Keryx Biopharmaceuticals, Inc. * (a)                   7,621             145,637
Lexicon Genetics, Inc. * (a)                          18,569             102,872
Martek Biosciences Corp. * (a)                         8,569             281,320
Medarex, Inc. * (a)                                   30,156             398,662
MGI Pharma, Inc. *                                    20,965   $         366,888
Momenta Pharmaceuticals, Inc. * (a)                    2,626              51,627
Monogram Biosciences, Inc. *                          35,101              64,586
Myogen, Inc. *                                         5,621             203,649
Myriad Genetics, Inc. * (a)                           10,670             278,380
Nabi Biopharmaceuticals * (a)                         16,837              94,961
Nektar Therapeutics * (a)                             23,125             471,288
Neurocrine Biosciences, Inc. * (a)                     9,961             642,883
Orchid Cellmark, Inc. * (a)                            7,115              40,840
PRA International *                                    3,147              78,014
Progenics Pharmaceuticals, Inc. *                      5,491             145,457
Serologicals Corp. *                                   9,467             231,563
StemCells, Inc. * (a)                                 17,730              63,473
Tanox, Inc. * (a)                                      6,715             130,405
Telik, Inc. * (a)                                     14,246             275,803
Trimeris, Inc. * (a)                                   5,235              70,725
                                                               -----------------
                                                                       7,129,530
BROADCASTING - 0.50%
Citadel Broadcasting Corp. (a)                        12,265             136,019
Cox Radio, Inc., Class A * (a)                        10,738             144,104
Cumulus Media, Inc., Class A * (a)                    14,800             166,648
Emmis Communications Corp., Class A * (a)              8,993             143,888
Entercom Communications Corp.                          9,901             276,436
Entravision Communications Corp.,
   Class A *                                          21,228             194,448
Gray Television, Inc.                                 12,607             105,899
Journal Communications, Inc.                           7,943              98,493
Mediacom Communications Corp., Class A *              17,843             102,597
Radio One, Inc., Class D * (a)                        23,100             172,326
Saga Communications, Inc., Class A * (a)               5,937              57,411
Salem Communications Corp., Class A
   * (a)                                               3,803              57,083
Sinclair Broadcast Group, Inc., Class A               12,840             104,646
Spanish Broadcasting System, Inc.,
   Class A *                                          11,672              64,546
World Wrestling Entertainment, Inc.,
   Class A                                             6,057             102,363
WorldSpace, Inc. * (a)                                 3,761              28,396
                                                               -----------------
                                                                       1,955,303
BUILDING MATERIALS & CONSTRUCTION - 1.10%
Apogee Enterprises, Inc.                               7,857             132,626
Beacon Roofing Supply, Inc. * (a)                      4,918             199,868
BlueLinx Holdings, Inc.                                2,811              44,976
Builders FirstSource, Inc. *                           3,376              76,669
Corrections Corp. of America *                        10,598             479,030
Dycom Industries, Inc. * (a)                          10,959             232,879
Eagle Materials, Inc. (a)                             14,937             952,383
ElkCorp. (a)                                           5,532             186,705
Griffon Corp. * (a)                                    7,956             197,627
Infrasource Services, Inc. * (a)                       3,618              62,266
Interline Brands, Inc. *                               3,552              89,617
Lennox International, Inc.                            15,449             461,307
Levitt Corp., Class A (a)                              4,607             101,538
LSI Industries, Inc.                                   5,779              98,474
NCI Building Systems, Inc. * (a)                       5,626             336,266

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
Perini Corp. * (a)                                     5,268   $         159,989
Trex Company, Inc. * (a)                               3,245             102,866
WCI Commmunities, Inc. * (a)                           9,414             261,897
Williams Scotsman International Inc *                  4,390             109,970
                                                               -----------------
                                                                       4,286,953
BUSINESS SERVICES - 4.52%
ABM Industries, Inc.                                  10,996             210,793
Acxiom Corp. (a)                                      23,873             616,878
Administaff, Inc. (a)                                  5,626             305,829
ADVO, Inc. (a)                                         8,549             273,568
AMERCO, Inc. *                                         2,804             277,512
Arbitron, Inc. (a)                                     8,596             290,717
Banta Corp. (a)                                        6,737             350,189
BearingPoint, Inc. * (a)                              49,645             421,486
Black Box Corp.                                        4,568             219,492
Bowne & Company, Inc. (a)                              9,615             160,282
Bright Horizons Family Solutions, Inc. *               7,471             289,352
Catalina Marketing Corp. (a)                          13,562             313,282
CDI Corp. (a)                                          3,571             102,738
Central Parking Corp. (a)                              5,018              80,288
Clark, Inc. (a)                                        4,999              59,038
Coinstar, Inc. *                                       6,980             180,852
Compucredit Corp. * (a)                                6,078             223,731
COMSYS IT Partners, Inc. * (a)                         4,570              49,767
CoStar Group, Inc. * (a)                               4,472             232,052
CRA International, Inc. * (a)                          3,079             151,672
CSG Systems International, Inc. *                     13,753             319,895
DiamondCluster International, Inc.,
   Class A *                                           8,325              89,078
eFunds Corp. *                                        12,331             318,633
Electro Rent Corp. * (a)                               5,293              89,981
Ennis Business Forms, Inc. (a)                         7,247             141,317
Escala Group, Inc. * (a)                               1,635              42,821
Euronet Worldwide, Inc. * (a)                          8,495             321,366
Exponent, Inc. *                                       2,600              82,290
FactSet Research Systems, Inc. (a)                     9,286             411,834
Forrester Research, Inc. * (a)                         3,739              83,455
FTI Consulting, Inc. * (a)                            10,573             301,648
Gartner Group, Inc., Class A * (a)                    15,158             211,454
Geo Group, Inc. *                                      3,024             100,820
Gevity HR, Inc. (a)                                    7,534             184,282
Global Cash Access, Inc. *                             4,572              80,101
GSI Commerce, Inc. * (a)                               9,005             153,085
Healthcare Services Group, Inc. (a)                    7,487             159,922
Heidrick & Struggles International, Inc. *             5,413             196,384
Hudson Highland Group, Inc. * (a)                      6,719             127,258
Huron Consulting Group, Inc. * (a)                     1,962              59,429
Infocrossing, Inc. * (a)                               6,204              74,758
Informatica Corp. * (a)                               23,655             367,835
Insight Enterprises, Inc. *                           13,376             294,406
Intervoice Brite, Inc. *                              10,680              91,955
Jackson Hewitt Tax Service, Inc.                       9,638             304,368
John H. Harland Company (a)                            7,496   $         294,593
Kanbay International, Inc. *                           6,907             105,401
Kelly Services, Inc., Class A (a)                      5,188             140,958
Kenexa Corp. *                                         1,705              52,429
Kforce, Inc. *                                         9,019             114,992
Korn/Ferry International * (a)                         9,850             200,842
Labor Ready, Inc. * (a)                               14,522             347,802
LECG Corp. *                                           4,294              82,745
MAXIMUS, Inc.                                          5,166             185,873
McGrath Rentcorp                                       5,697             171,252
MPS Group, Inc. *                                     28,144             430,603
Navigant Consulting Company * (a)                     13,344             284,894
NCO Group, Inc. *                                      8,923             211,921
Paxar Corp. *                                          9,669             189,222
Perot Systems Corp., Class A *                        22,140             344,498
PHH Corp. *                                           14,172             378,392
Pre-Paid Legal Services, Inc. (a)                      2,722              96,577
Quest Software, Inc. *                                17,484             291,983
Rent-Way, Inc. * (a)                                   8,426              60,751
Resource America, Inc. (a)                             4,891              97,429
Resources Connection, Inc. * (a)                      12,952             322,634
Rollins, Inc.                                          8,005             162,021
Scansource, Inc. *                                     3,466             209,381
Seachange International, Inc. * (a)                    7,413              57,599
SFBC International, Inc. * (a)                         5,023             122,461
Sirva, Inc. *                                          6,817              58,149
Sonicwall, Inc. *                                     14,779             104,783
Sotheby's Holdings, Inc., Class A *                   10,098             293,246
Source Interlink Companies * (a)                       9,320             106,248
SOURCECORP, Inc. *                                     4,402             106,132
Spherion Corp. *                                      16,902             175,781
StarTek, Inc.                                          3,338              78,643
SYNNEX Corp. * (a)                                     2,384              44,247
TALX Corp.                                             7,731             220,179
Teletech Holdings, Inc. *                              9,829             109,200
TETRA Technologies, Inc. *                            14,282             272,643
Tyler Technologies, Inc. * (a)                        10,413             114,543
URS Corp. *                                           11,046             444,602
Viad Corp.                                             6,123             209,896
Viisage Technology, Inc. * (a)                         4,013              70,268
Volt Information Sciences, Inc. *                      2,381              72,763
Watson Wyatt & Company Holdings (a)                   11,465             373,530
Wind River Systems, Inc. * (a)                        19,405             241,592
Wireless Facilities, Inc. * (a)                       15,993              64,292
Zhone Technologies, Inc. * (a)                        31,109              83,372
                                                               -----------------
                                                                      17,619,255
CABLE AND TELEVISION - 0.19%
Charter Communications, Inc., Class A
   * (a)                                             105,659             115,168
Lin TV Corp. * (a)                                     8,164              73,476
LodgeNet Entertainment Corp. *                         5,155              80,315
Superior Essex, Inc. *                                 4,947             125,852

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CABLE AND TELEVISION (CONTINUED)
Time Warner Telecom, Inc., Class A *                  13,785   $         247,441
TiVo, Inc. * (a)                                      16,082             116,273
                                                               -----------------
                                                                         758,525
CELLULAR COMMUNICATIONS - 0.43%
Brightpoint, Inc. * (a)                               11,103             344,859
Dobson Communications Corp., Class A
   * (a)                                              38,602             309,588
Novatel Wireless, Inc * (a)                            8,051              72,057
RF Micro Devices, Inc. * (a)                          50,962             440,821
Syniverse Holdings, Inc. *                             4,823              76,203
UbiquiTel, Inc. * (a)                                 20,915             211,242
USA Mobility, Inc. * (a)                               7,360             209,613
                                                               -----------------
                                                                       1,664,383
CHEMICALS - 1.43%
A. Schulman, Inc.                                      8,333             206,242
Albany Molecular Research, Inc. * (a)                  6,814              69,230
American Vanguard Corp. (a)                            3,050              93,177
Arch Chemicals, Inc.                                   6,452             196,141
Balchem Corp.                                          3,698              85,313
Cabot Microelectronics Corp. * (a)                     6,793             252,020
Calgon Carbon Corp. (a)                                9,801              60,276
Cambrex Corp. (a)                                      7,276             142,173
CF Industries Holdings, Inc.                          11,232             190,832
Ferro Corp. (a)                                       11,436             228,720
Georgia Gulf Corp.                                     9,277             241,109
Glenayre Technologies, Inc. *                         19,078             100,159
H.B. Fuller Company                                    7,793             400,093
Hercules, Inc. *                                      30,867             425,965
Innospec, Inc.                                         3,732              95,651
MacDermid, Inc. (a)                                    8,357             268,678
Minerals Technologies, Inc. (a)                        5,543             323,767
Newmarket Corp.                                        4,710             224,149
Olin Corp.                                            19,385             416,196
OM Group, Inc. * (a)                                   7,809             179,607
Pioneer Companies, Inc. * (a)                          3,190              97,295
Polyone Corp. * (a)                                   25,170             234,584
Rockwood Holdings, Inc. * (a)                          5,568             128,175
Terra Industries, Inc. * (a)                          25,244             177,970
Tronox, Inc. (a)                                       5,153              87,395
UAP Holding Corp.                                      9,225             198,338
W. R. Grace & Company * (a)                           18,248             242,698
Westlake Chemical Corp. (a)                            3,612             124,795
Zoltek Companies, Inc. * (a)                           3,276              74,889
                                                               -----------------
                                                                       5,565,637
COAL - 0.10%
Foundation Coal Holdings, Inc.                         6,400             263,296
James River Coal Company * (a)                         3,635             123,481
                                                               -----------------
                                                                         386,777
COLLEGES & UNIVERSITIES - 0.18%
Corinthian Colleges, Inc. * (a)                       24,930             358,992
DeVry, Inc. * (a)                                     15,861   $         361,155
                                                               -----------------
                                                                         720,147
COMMERCIAL SERVICES - 0.58%
CBIZ, Inc. *                                          17,252             138,016
Cenveo, Inc. *                                        14,364             238,155
Chemed Corp.                                           6,878             408,140
Color Kinetics, Inc. * (a)                             3,756              79,552
First Advantage Corp., Class A * (a)                   2,437              58,927
Morningstar, Inc. * (a)                                2,341             104,807
Odyssey Marine Exploration, Inc. * (a)                11,865              43,545
Providence Service Corp. *                             2,854              92,812
Shaw Group, Inc. * (a)                                20,977             637,701
Vertrue, Inc. * (a)                                    2,175              90,915
Waste Services, Inc. * (a)                            18,535              58,385
Wright Express Corp. *                                10,967             307,624
                                                               -----------------
                                                                       2,258,579
COMPUTERS & BUSINESS EQUIPMENT - 3.12%
3Com Corp. * (a)                                     104,222             533,617
3D Systems Corp. * (a)                                 3,627              77,509
ADE Corp. * (a)                                        2,797              85,644
Advanced Digital Information Corp. *                  17,543             154,028
Agilysys, Inc.                                         8,323             125,344
Anteon International Corp. * (a)                       7,495             408,927
Applied Films Corp. * (a)                              4,321              83,957
Benchmark Electronics, Inc. *                         11,213             430,019
Blue Coat Systems, Inc. * (a)                          3,038              66,046
Brocade Communications Systems, Inc. *                73,224             489,136
Cogent, Inc. * (a)                                     6,460             118,476
Digi International, Inc. *                             6,604              77,069
Dot Hill Systems Corp. * (a)                          12,377              87,877
Echelon Corp. * (a)                                    8,618              81,354
Electronics for Imaging, Inc. *                       14,686             410,767
Extreme Networks, Inc. *                              33,389             167,613
Falconstor Software, Inc. * (a)                        6,982              65,980
FileNET Corp. * (a)                                   11,206             302,786
Foundry Networks, Inc. *                              33,188             602,694
Gateway, Inc. * (a)                                   70,704             154,842
Henry, Jack & Associates, Inc.                        19,682             450,127
Hypercom Corp. *                                      14,921             138,765
IHS, Inc., Class A *                                   4,054             110,877
Intergraph Corp. *                                     7,701             320,824
Intermec, Inc. * (a)                                  13,301             405,814
Ixia *                                                 9,008             128,454
Komag, Inc. * (a)                                      7,849             373,612
Kronos, Inc. * (a)                                     8,740             326,789
Lexar Media, Inc. * (a)                               21,757             186,675
Maxtor Corp. * (a)                                    68,865             658,349
Merge Technologies, Inc. *                             5,652              90,262
Micros Systems, Inc. *                                10,323             475,581
Mobility Electronics, Inc. * (a)                       7,658              63,791
MTS Systems Corp.                                      5,391             225,506

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Ness Technologies, Inc. * (a)                          5,488   $          69,094
Netscout Systems, Inc. *                               7,349              66,876
Palm, Inc. * (a)                                      22,688             525,454
Parametric Technology Corp. *                         29,623             483,747
Phoenix Technology, Ltd. * (a)                         7,845              53,189
Plexus Corp. *                                        11,782             442,650
Quantum Corp. * (a)                                   50,407             188,522
Rackable Systems, Inc. *                               1,956             103,375
Radiant Systems, Inc. *                                6,448              87,177
RadiSys Corp. * (a)                                    5,637             111,894
Rimage Corp. *                                         2,900              65,482
SI International, Inc. *                               2,773              97,471
Silicon Storage Technology, Inc. * (a)                24,245             106,193
Sonic Solutions * (a)                                  6,739             122,043
Standard Microsystems Corp. *                          5,686             147,722
Stratasys, Inc. * (a)                                  3,040              89,619
Sykes Enterprises, Inc. *                              7,111             100,834
Synaptics, Inc. * (a)                                  6,024             132,468
Trident Microsystems, Inc. *                          13,737             399,197
Virage Logic Corp. * (a)                               4,292              46,311
Witness Systems, Inc. *                                8,821             224,053
                                                               -----------------
                                                                      12,142,482
CONSTRUCTION & MINING EQUIPMENT - 0.49%
A.S.V., Inc. * (a)                                     4,795             154,495
Astec Industries, Inc. * (a)                           4,299             154,334
Bucyrus International, Inc., Class A                   8,273             398,652
Carbo Ceramics, Inc. (a)                               5,472             311,411
Dril-Quip, Inc. * (a)                                  2,175             154,099
Gulf Islands Fabrication, Inc.                         3,291              77,898
Kaman Corp., Class A                                   6,164             155,086
Layne Christensen Company *                            3,285             110,113
Washington Group International, Inc. *                 7,007             402,132
                                                               -----------------
                                                                       1,918,220
CONSTRUCTION MATERIALS - 1.19%
Ameron International Corp. (a)                         2,374             173,848
Applied Industrial Technologies, Inc. (a)              8,195             365,497
Clarcor, Inc. (a)                                     14,009             498,720
Comfort Systems USA, Inc. (a)                         11,156             150,606
EMCOR Group, Inc. *                                    8,341             414,214
Granite Construction, Inc.                             9,413             458,225
JLG Industries, Inc.                                  27,558             848,511
Regal-Beloit Corp. (a)                                 7,076             299,103
Simpson Manufacturing, Inc. (a)                        9,876             427,631
Standex International Corp.                            3,759             119,010
Trinity Industries, Inc. (a)                          11,060             601,553
Universal Forest Products, Inc.                        4,280             271,737
                                                               -----------------
                                                                       4,628,655
CONTAINERS & GLASS - 0.48%
Graphic Packaging Corp. *                             18,496              38,287
Greif, Inc., Class A                                   4,138             283,122
Jarden Corp. * (a)                                    18,505   $         607,889
Longview Fibre Company                                13,965             360,856
Mobile Mini, Inc. *                                    8,156             252,183
Silgan Holdings, Inc. (a)                              6,088             244,555
TAL International Group Inc. *                         3,319              80,021
                                                               -----------------
                                                                       1,866,913
COSMETICS & TOILETRIES - 0.25%
Chattem, Inc. * (a)                                    4,863             183,092
Elizabeth Arden, Inc. *                                7,147             166,668
Nature's Sunshine Products, Inc.                       3,422              42,775
Nu Skin Enterprises, Inc., Class A                    15,400             269,962
Parlux Fragrances, Inc. * (a)                          1,780              57,405
Playtex Products, Inc. *                              11,229             117,567
Revlon, Inc., Class A * (a)                           40,429             127,756
                                                               -----------------
                                                                         965,225
CRUDE PETROLEUM & NATURAL GAS - 0.98%
Bois d'Arc Energy, Inc. * (a)                          3,805              63,353
Cabot Oil & Gas Corp., Class A                        13,236             634,402
Cimarex Energy Company *                              21,935             948,908
Edge Petroleum Corp. *                                 4,705             117,531
Endeavour International Corp. * (a)                   17,211              50,084
FX Energy, Inc. * (a)                                 10,160              53,137
Gasco Energy, Inc. * (a)                              20,994             117,566
Goodrich Petroleum Corp. * (a)                         2,870              77,490
Harvest Natural Resources, Inc. * (a)                 10,753             104,519
Hydril * (a)                                           5,273             411,030
Parallel Petroleum Corp. * (a)                         9,342             172,360
Penn Virginia Corp.                                    5,075             360,325
Petroquest Energy, Inc. *                             11,276             113,775
Swift Energy Company * (a)                             7,681             287,730
Toreador Resources Corp. * (a)                         4,284             133,275
Tri-Valley Corp. * (a)                                 6,753              53,822
W&T Offshore, Inc. (a)                                 3,390             136,651
                                                               -----------------
                                                                       3,835,958
DOMESTIC OIL - 2.12%
Atlas America, Inc. * (a)                              4,963             237,281
Berry Petroleum Company, Class A                       4,645             317,950
Brigham Exploration Company *                          7,732              67,732
Carrizo Oil & Gas, Inc. * (a)                          5,508             143,153
Comstock Resources, Inc. * (a)                        11,068             328,609
Delta Petroleum Corp. * (a)                            9,675             203,369
Encore Aquisition Company *                           13,424             416,144
Energy Partners, Ltd. *                                9,140             215,521
Frontier Oil Corp. (a)                                14,866             882,297
Giant Industries, Inc. * (a)                           3,913             272,110
Helix Energy Solutions Group, Inc. * (a)              21,083             799,046
Holly Corp. (a)                                        5,554             411,663
Houston Exploration Company *                          7,759             408,899
KCS Energy, Inc. * (a)                                13,500             351,000
McMoran Exploration Company * (a)                      5,902             105,292
Meridian Resource Corp. *                             23,984              97,135

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
DOMESTIC OIL (CONTINUED)
Oil States International, Inc. * (a)                  11,124   $         409,919
Remington Oil Gas Corp. *                              6,343             274,145
St. Mary Land & Exploration Company (a)               15,493             632,579
Stone Energy Corp. *                                   6,491             286,448
Syntroleum Corp. * (a)                                10,841              89,655
TETRA Technologies, Inc. *                             9,328             438,789
Warren Resources, Inc. * (a)                           7,280             108,472
Whiting Petroleum Corp. *                              9,759             400,021
Williams Clayton Energy, Inc. *                        1,607              65,759
World Fuel Services Corp.                              7,387             298,730
                                                               -----------------
                                                                       8,261,718
DRUGS & HEALTH CARE - 2.24%
1 800 Contacts * (a)                                   2,801              37,673
Abaxis, Inc. *                                         5,533             125,488
Abiomed, Inc. * (a)                                    5,816              75,026
Acadia Pharmaceuticals, Inc. *                         4,708              75,234
Alpharma, Inc., Class A (a)                           10,739             288,020
Antigenics, Inc. * (a)                                 8,904              24,397
Ariad Pharmaceuticals, Inc. * (a)                     16,967             111,643
Arrow International, Inc.                              5,845             190,956
Bioenvision, Inc. * (a)                               11,249              80,205
Biomarin Pharmaceutical, Inc. *                       20,084             269,527
Candela Corp. *                                        6,321             136,534
Cell Genesys, Inc. * (a)                              13,321             106,302
CNS, Inc. (a)                                          4,067              87,603
Conmed Corp. *                                         8,107             155,249
Conor Medsystems, Inc. * (a)                           2,309              67,885
Curagen Corp. * (a)                                   13,544              67,855
Curis, Inc. * (a)                                     14,237              33,884
CV Therapeutics, Inc. * (a)                           11,863             261,935
Datascope Corp.                                        3,355             132,724
Dendreon Corp. * (a)                                  19,387              91,313
Diversa Corp. * (a)                                    7,205              65,638
DOV Pharmaceutical, Inc. * (a)                         6,411             102,448
Durect Corp., Inc. * (a)                              12,031              76,517
Enzo Biochem, Inc. * (a)                               7,794             105,219
Enzon Pharmaceuticals, Inc. *                         12,514             101,363
Gentiva Health Services, Inc. *                        6,607             120,313
Healthextras, Inc. *                                   5,817             205,340
I-Flow Corp. * (a)                                     5,714              76,111
Illumina, Inc. * (a)                                   9,777             232,204
Immucor Corp. *                                       12,380             355,182
Immunogen, Inc. * (a)                                 11,966              51,932
Intuitive Surgical, Inc. * (a)                         9,438           1,113,684
Invacare Corp.                                         8,344             259,165
K-V Pharmaceutical Company, Class A * (a)              9,771             235,677
Landauer, Inc.                                         2,609             131,024
Luminex Corp. * (a)                                    7,192             106,873
Mannatech, Inc. (a)                                    4,398              76,437
Matria Healthcare, Inc. * (a)                          5,600             212,576
Maxygen, Inc. *                                        7,699              63,748
Mentor Corp. (a)                                       8,732   $         395,647
Meridian Bioscience, Inc. (a)                          5,067             136,708
Molina Healthcare, Inc. * (a)                          3,057             102,318
Nanogen, Inc. * (a)                                   15,623              47,181
NeoPharm, Inc. * (a)                                   4,987              41,691
Neurogen Corp. *                                       7,286              45,100
New River Pharmaceuticals, Inc. * (a)                  3,276             108,796
Northfield Laboratories, Inc. * (a)                    6,824              68,240
Option Care, Inc. (a)                                  6,175              87,315
OraSure Technologies, Inc. * (a)                      12,308             126,772
Pain Therapeutics, Inc. * (a)                          7,786              84,634
Parexel International Corp. *                          7,201             190,394
Perrigo Company (a)                                   22,989             374,951
Res-Care, Inc. *                                       5,678             104,362
Savient Pharmaceuticals, Inc. * (a)                   17,553              93,558
Seattle Genetics, Inc. * (a)                           8,219              42,410
Vital Signs, Inc.                                      1,578              86,680
West Pharmaceutical Services, Inc. (a)                 8,477             294,321
Zymogenetics, Inc. * (a)                               8,323             179,943
                                                               -----------------
                                                                       8,721,925
EDUCATIONAL SERVICES - 0.22%
eCollege.com *                                         4,945              93,164
Educate, Inc. * (a)                                    5,410              46,093
Leapfrog Enterprises, Inc., Class A * (a)              8,983              95,399
Renaissance Learning, Inc. (a)                         2,329              41,922
Strayer Education, Inc. (a)                            4,021             411,188
Universal Technical Institute, Inc. * (a)              5,904             177,710
                                                               -----------------
                                                                         865,476
ELECTRICAL EQUIPMENT - 1.54%
A.O. Smith Corp.                                       4,528             239,078
Aaon, Inc. *                                           3,079              73,619
American Science & Engineering, Inc. * (a)             2,250             210,150
Anaren, Inc. * (a)                                     5,027              97,876
Anixter International, Inc. * (a)                      8,570             409,475
Artesyn Technologies, Inc. * (a)                      10,492             114,887
Audiovox Corp., Class A *                              5,100              60,894
Baldor Electric Company                                9,163             310,351
C & D Technologies, Inc. (a)                           7,577              70,011
Cohu, Inc.                                             6,007             127,469
DTS, Inc. * (a)                                        5,041              99,106
Encore Wire Corp. * (a)                                4,396             148,937
Excel Technology, Inc. *                               3,554             104,736
General Cable Corp. *                                 10,791             327,291
Genlyte Group, Inc. *                                  6,546             446,044
Global Power Equipment Group, Inc. * (a)              10,704              41,210
Greatbatch, Inc. * (a)                                 5,935             130,036
Littelfuse, Inc. *                                     6,237             212,869
Methode Electronics, Inc., Class A                    10,201             111,089
Metrologic Instruments, Inc. *                         3,324              76,884
Plug Power, Inc. * (a)                                14,457              72,285
Power-One, Inc. *                                     20,723             149,206

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
Sirf Technology Holdings, Inc. * (a)                   9,535   $         337,634
Ultralife Batteries, Inc. * (a)                        4,482              57,594
Universal Electronics, Inc. *                          4,686              82,942
Varian, Inc. *                                         8,763             360,860
Vicor Corp.                                            5,262             103,819
W.H. Brady Company, Class A                           11,189             419,140
Watsco, Inc.                                           5,792             411,522
Wesco International, Inc. *                            8,680             590,327
                                                               -----------------
                                                                       5,997,341
ELECTRICAL UTILITIES - 1.36%
Allete, Inc.                                           6,899             321,493
Avista Corp.                                          13,275             274,129
Black Hills Corp. (a)                                  8,870             301,580
Central Vermont Public Service Corp. (a)               3,884              82,380
CH Energy Group, Inc.                                  4,403             211,344
Cleco Corp. (a)                                       13,645             304,693
Connecticut Water Service, Inc. (a)                    3,544              92,924
Duquesne Light Holdings, Inc. (a)                     21,075             347,737
El Paso Electric Company *                            13,035             248,186
Empire District Electric Company (a)                   7,321             162,673
IDACORP, Inc. (a)                                     11,332             368,517
ITC Holdings Corp.                                     3,541              92,951
MGE Energy, Inc. (a)                                   5,804             192,577
NorthWestern Corp.                                     9,784             304,674
Otter Tail Corp.                                       8,010             229,807
Pike Electric Corp. *                                  3,809              80,027
Quanta Services, Inc. * (a)                           31,723             508,202
Sierra Pacific Resources * (a)                        49,681             686,095
UIL Holding Corp.                                      4,041             211,546
Unisource Energy Corp.                                 9,403             286,791
                                                               -----------------
                                                                       5,308,326
ELECTRONICS - 1.76%
Adaptec, Inc. * (a)                                   30,645             169,467
Analogic Corp.                                         3,771             249,640
Ansoft Corp. *                                         1,866              77,794
Bel Fuse, Inc., Class B                                3,249             113,812
Belden CDT, Inc. (a)                                  11,772             320,552
Bell Microproducts, Inc. * (a)                         8,612              53,050
Checkpoint Systems, Inc. *                            10,234             275,090
CTS Corp. (a)                                         10,280             137,546
Cubic Corp.                                            4,447             106,461
Daktronics, Inc. (a)                                   4,133             150,854
Electro Scientific Industries, Inc. *                  7,857             173,875
Enersys * (a)                                         12,708             175,370
Fargo Electronics, Inc. *                              3,837              64,884
FEI Company * (a)                                      6,521             129,442
Franklin Electric, Inc.                                6,148             335,988
Hutchinson Technology, Inc. * (a)                      6,914             208,595
Identix, Inc. *                                       24,336             193,715
II-VI, Inc. * (a)                                      6,440             116,500
Imation Corp.                                          9,068             389,108
Integrated Silicon Solution, Inc. * (a)               10,839   $          71,971
Itron, Inc. *                                          6,727             402,611
Keithley Instruments, Inc.                             3,897              59,858
Kemet Corp. * (a)                                     23,645             223,918
LaBarge, Inc. *                                        3,153              47,137
LeCroy Corp. *                                         3,779              59,141
LoJack Corp. *                                         4,688             112,418
Measurement Specialties, Inc. * (a)                    3,480              91,002
Medis Technologies, Ltd. * (a)                         4,188              97,706
Mentor Graphics Corp. *                               21,442             236,934
Mercury Computer Systems, Inc. *                       5,930              96,066
Multi-Fineline Electronix, Inc. * (a)                  2,164             126,572
OSI Systems, Inc. * (a)                                4,266              90,141
Park Electrochemical Corp.                             5,499             162,221
Photon Dynamics, Inc. *                                4,748              89,025
Portalplayer, Inc. * (a)                               4,188              93,099
Rogers Corp. * (a)                                     4,533             246,958
Supertex, Inc. * (a)                                   2,779             104,546
Sycamore Networks, Inc. *                             47,846             224,876
Taser International, Inc. * (a)                       16,718             177,044
Technitrol, Inc.                                      11,098             266,130
TTM Technologies, Inc. *                              11,359             164,592
Universal Display Corp. * (a)                          6,633              95,383
X-Rite, Inc. (a)                                       6,410              85,125
                                                               -----------------
                                                                       6,866,217
ENERGY - 0.70%
Alon USA Energy, Inc. *                                3,049              75,066
Covanta Holding Corp. *                               29,249             487,581
Evergreen Solar, Inc. * (a)                           10,715             165,011
Fuelcell Energy, Inc. * (a)                           13,252             152,000
Hanover Compressor Company * (a)                      24,591             457,884
Headwaters, Inc. * (a)                                11,245             447,439
KFx, Inc. * (a)                                       16,028             291,710
New Jersey Resources Corp.                             7,584             343,176
Ormat Technologies, Inc. (a)                           1,980              75,438
Pioneer Drilling Company *                             5,514              90,595
Quantum Fuel Systems Technologies
   Worldwide, Inc. * (a)                              12,836              45,953
SunPower Corp., Class A. * (a)                         2,207              84,219
                                                               -----------------
                                                                       2,716,072
FINANCIAL SERVICES - 2.72%
Accredited Home Lenders Holding
   Company * (a)                                       4,784             244,845
Ace Cash Express, Inc. * (a)                           3,272              81,440
Actrade Financial Technologies,
   Ltd. * (a)                                            722                 917
Advance America Cash Advance Centers,
   Inc. (a)                                           18,903             271,825
Advanta Corp., Class B                                 5,282             194,747
Asset Acceptance Capital Corp. *                       2,584              50,311
Asta Funding, Inc. (a)                                 2,917              97,019
Bankrate, Inc. * (a)                                   2,600             113,256
Calamos Asset Management, Inc.                         6,289             235,209

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Charter Municipal Mortgage Acceptance
Company, SBI (a)                                      11,352   $         230,446
City Holding Company                                   5,174             190,351
Commercial Capital Bancorp, Inc.                      12,256             172,319
Delphi Financial Group, Inc. (a)                       7,745             399,874
Encore Capital Group, Inc. *                           4,205              62,024
Federal Agricultural Mortgage Corp.,
   Class C (a)                                         3,229              94,997
Financial Federal Corp. (a)                            7,219             211,502
Fremont General Corp. (a)                             17,638             380,275
GFI Group, Inc. * (a)                                  1,589              82,485
Harbor Florida Bancshares, Inc. (a)                    5,764             218,283
Heartland Payment Systems, Inc. * (a)                  2,267              56,154
Intercontinental Exchange Inc. * (a)                   5,103             352,362
International Securities Exchange,
   Inc. (a)                                            3,060             127,449
Investment Technology Group, Inc. *                   10,745             535,101
Investors Bancorp, Inc. *                             14,802             206,340
Investors Real Estate Trust, SBI                      14,301             136,432
Ipayment, Inc. *                                       3,613             154,817
ITLA Capital Corp.                                     1,830              88,243
Kearny Financial Corp.                                 5,942              81,584
Knight Capital Group, Inc. *                          29,202             406,784
LaBranche & Company, Inc. * (a)                       14,680             232,091
MarketAxess Holdings, Inc. * (a)                       7,276              87,530
Moneygram International, Inc.                         23,516             722,413
Nasdaq Stock Market, Inc. *                           12,093             484,204
National Financial Partners Corp. (a)                  9,568             540,783
NBT Bancorp, Inc. (a)                                  9,104             211,668
NYSE Group, Inc. * (a)                                 7,963             631,068
Ocwen Financial Corp. * (a)                            9,628              98,398
optionsXpress Holdings, Inc.                           5,608             163,081
Piper Jaffray Companies, Inc. *                        5,611             308,605
Portfolio Recovery Associates,
   Inc. * (a)                                          4,275             200,198
Sanders Morris Harris Group, Inc.                      4,444              71,282
Stifel Financial Corp. *                               2,463             107,559
SWS Group, Inc.                                        4,436             116,001
UMB Financial Corp.                                    4,235             297,424
United Community Financial Corp.                       8,602             104,256
Waddell & Reed Financial, Inc., Class
   A (a)                                              20,729             478,840
World Acceptance Corp. *                               5,356             146,754
WSFS Financial Corp.                                   1,706             107,188
                                                               -----------------
                                                                      10,586,734
FOOD & BEVERAGES - 1.41%
Bob Evans Farms, Inc. (a)                              9,646             286,583
Buffalo Wild Wings, Inc. * (a)                         2,079              86,445
Chiquita Brands International, Inc. (a)               11,425             191,597
Coca-Cola Bottling Company (a)                         1,682              77,372
Corn Products International, Inc. (a)                 20,466             605,180
Denny's Corp. *                                       25,355             120,690
Domino's Pizza, Inc.                                   8,657             247,157
Fisher Communications, Inc. * (a)                      2,218              99,255
Flowers Foods, Inc. (a)                               13,689             406,563
Gold Kist, Inc. *                                     14,261             180,259
Green Mountain Coffee Roasters, Inc. *                 1,399   $          55,568
Hain Celestial Group, Inc. *                           8,032             210,358
Hansen Natural Corp. * (a)                             4,049             510,376
J & J Snack Foods Corp.                                3,658             122,872
John B. Sanfilippo & Son, Inc. * (a)                   2,428              38,435
Lance, Inc.                                            8,419             189,428
M & F Worldwide Corp. *                                3,333              47,595
Nuco2, Inc. *                                          3,061              97,156
Peets Coffee & Tea, Inc. * (a)                         3,933             117,990
Performance Food Group Company * (a)                  10,329             322,162
Ralcorp Holdings, Inc. *                               8,191             311,668
Ruth's Chris Steak House, Inc. *                       3,765              89,645
Sanderson Farms, Inc. (a)                              5,033             112,739
Seabord Corp.                                             96             153,024
Sensient Technologies Corp. (a)                       13,302             240,101
Spartan Stores, Inc.                                   6,356              81,039
The Steak & Shake Company *                            7,703             162,533
Tootsie Roll Industries, Inc.                          7,245             212,062
USANA Health Sciences, Inc. * (a)                      2,816             117,484
                                                               -----------------
                                                                       5,493,336
FOREST PRODUCTS - 0.06%
Caraustar Industries, Inc. *                           8,199              84,368
Deltic Timber Corp.                                    2,799             169,619
                                                               -----------------
                                                                         253,987
FUNERAL SERVICES - 0.09%
Alderwoods Group, Inc. *                              10,960             196,184
Stewart Enterprises, Inc., Class A                    28,988             165,521
                                                               -----------------
                                                                         361,705
FURNITURE & FIXTURES - 0.35%
American Woodmark Corp. (a)                            3,185             113,067
Ethan Allen Interiors, Inc. (a)                        9,481             398,392
Furniture Brands International, Inc. (a)              13,234             324,365
Hooker Furniture Corp.                                 3,492              65,999
Kimball International, Inc., Class B (a)               6,689             100,603
La-Z-Boy, Inc. (a)                                    14,282             242,794
Stanley Furniture Company, Inc.                        3,920             114,660
                                                               -----------------
                                                                       1,359,880
GAS & PIPELINE UTILITIES - 1.16%
American States Water Company (a)                      4,869             181,906
Aquila, Inc. * (a)                                   101,691             405,747
Bill Barrett Corp. * (a)                               3,552             115,760
California Water Service Group (a)                     4,784             215,519
Crosstex Energy, Inc.                                  1,701             131,743
Global Industries, Ltd. *                             22,876             331,473
Maverick Tube Corp. * (a)                             11,634             616,486
Middlesex Water Company (a)                            4,480              84,851
Nicor, Inc. (a)                                       11,791             466,452
Northwest Natural Gas Company                          7,725             274,160
Peoples Energy Corp. (a)                              10,274             366,165
South Jersey Industries, Inc.                          7,684             209,543
Southwest Gas Corp.                                   10,430             291,519

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
Southwest Water Company (a)                            6,501   $         103,626
The Laclede Group, Inc.                                5,939             204,420
Transmontaigne, Inc. *                                11,769             115,454
WGL Holdings, Inc. (a)                                13,134             399,536
                                                               -----------------
                                                                       4,514,360
GOLD - 0.05%
Royal Gold, Inc. (a)                                   5,007             181,203
HEALTHCARE PRODUCTS - 2.35%
Align Technology, Inc. * (a)                          17,045             156,303
American Medical Systems Holdings, Inc. *             18,839             423,878
Arthrocare Corp. * (a)                                 6,644             317,716
Aspect Medical Systems, Inc. * (a)                     4,472             122,712
Biosite, Inc. * (a)                                    4,631             240,488
Bruker BioSciences Corp. *                            10,986              59,324
Caliper Life Sciences, Inc. *                          9,153              58,579
Cantel Medical Corp. *                                 3,375              55,316
Computer Programs & Systems, Inc.                      2,185             109,250
Cyberonics, Inc. * (a)                                 5,855             150,883
Cypress Biosciences, Inc. * (a)                        9,067              57,122
Diagnostic Products Corp. (a)                          6,226             296,544
DJ Orthopedics, Inc. *                                 5,914             235,141
Encore Medical Corp. *                                11,853              60,687
EPIX Medical, Inc. *                                   7,148              25,018
Foxhollow Technologies, Inc. * (a)                     3,840             117,312
Haemonetics Corp. *                                    7,034             357,116
Health Tronics, Inc. *                                 9,792              80,980
Hologic, Inc. * (a)                                   11,846             655,676
ICU Medical, Inc. * (a)                                3,852             139,404
Intralase Corp. * (a)                                  3,681              85,399
Inverness Medical Innovations,
   Inc. * (a)                                          5,565             159,882
Kensey Nash Corp. * (a)                                2,813              80,452
Kyphon, Inc. * (a)                                     7,916             294,475
LCA-Vision, Inc. (a)                                   5,526             276,908
LifeCell Corp. * (a)                                   8,741             197,110
Mannkind Corp. *                                       6,931             141,670
Merit Medical Systems, Inc. *                          7,627              91,600
Molecular Devices Corp. * (a)                          4,716             156,383
Nuvasive, Inc. * (a)                                   4,517              85,145
Owens & Minor, Inc.                                   10,870             356,210
Polymedica Corp. (a)                                   6,614             280,169
PSS World Medical, Inc. *                             17,691             341,259
Somanetics Corp. * (a)                                 2,911              64,275
SonoSite, Inc. * (a)                                   4,247             172,598
Stereotaxis, Inc. * (a)                                4,046              51,020
STERIS Corp.                                          18,814             464,330
SurModics, Inc. * (a)                                  4,173             147,557
Sybron Dental Specialties, Inc. *                     10,909             449,887
Symmetry Medical, Inc. *                               2,346              49,759
The Medicines Company * (a)                           13,546             278,641
Thermogenesis Corp. * (a)                             13,654              55,299
Thoratec Corp. * (a)                                  13,172             253,824
Tripath Imaging, Inc. *                                8,734   $          60,963
Ventana Medical Systems, Inc. * (a)                    8,536             356,549
Viasys Healthcare, Inc. *                              8,464             254,597
Wright Medical Group, Inc. * (a)                       8,086             159,699
Zoll Medical Corp. *                                   3,023              79,626
                                                               -----------------
                                                                       9,164,735
HEALTHCARE SERVICES - 1.46%
Allied Healthcare International, Inc. *                9,330              45,250
Amedisys, Inc. * (a)                                   4,179             145,220
America Service Group, Inc. *                          3,256              42,426
American Dental Partners, Inc. *                       3,783              51,070
American Retirement Corp. *                            8,449             216,463
AMN Healthcare Services, Inc. * (a)                    3,293              61,645
Apria Healthcare Group, Inc. * (a)                    13,310             305,864
Barrier Therapeutics, Inc. * (a)                       4,547              44,015
Brookdale Senior Living, Inc. (a)                      2,995             113,061
Cross Country Healthcare, Inc. * (a)                   8,968             173,620
Eclipsys Corp. *                                      10,452             246,772
Genesis HealthCare Corp. *                             5,361             235,562
Healthways, Inc. * (a)                                 8,997             458,307
Hooper Holmes, Inc. (a)                               19,095              55,185
Horizon Health Corp. *                                 3,035              60,093
Intermagnetics General Corp. * (a)                    11,460             287,060
Kindred Healthcare, Inc. * (a)                         7,730             194,409
Magellan Health Services, Inc. * (a)                   7,343             297,171
National Healthcare Corp.                              1,844              73,908
Nitromed, Inc. * (a)                                   5,547              46,595
Odyssey Healthcare, Inc. * (a)                         9,398             161,740
PainCare Holdings, Inc. * (a)                         13,873              26,497
Pediatrix Medical Group, Inc. *                        6,668             684,404
Per-Se Technologies, Inc. * (a)                        8,377             223,331
Phase Forward, Inc. * (a)                              6,425              71,575
Radiation Therapy Services, Inc. *                     3,018              76,989
Star Scientific, Inc. * (a)                           10,537              32,981
Symbion, Inc. *                                        4,808             108,901
The Advisory Board Company *                           5,227             291,510
United Surgical Partners International,
   Inc. * (a)                                         11,727             415,253
US Physical Therapy, Inc. *                            3,751              64,180
Vistacare, Inc. * (a)                                  3,374              52,297
WebMD Health Corp. * (a)                               1,973              82,156
Wellcare Health Plans, Inc. * (a)                      5,032             228,654
                                                               -----------------
                                                                       5,674,164
HOLDINGS COMPANIES/CONGLOMERATES - 0.04%
United Industrial Corp. (a)                            2,725             166,034
HOMEBUILDERS - 0.32%
Champion Enterprises, Inc. * (a)                      20,702             309,702
M/I Homes, Inc. (a)                                    3,402             159,894
Palm Harbor Homes, Inc. * (a)                          2,872              61,547
Walter Industries, Inc. (a)                            9,830             654,875
William Lyon Homes, Inc. * (a)                           678              64,871
                                                               -----------------
                                                                       1,250,889

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS - 1.38%
AFC Enterprises, Inc. * (a)                            5,694   $          79,147
Ameristar Casinos, Inc.                                6,704             172,896
Aztar Corp. *                                          9,448             396,722
BJ's Restaurants, Inc. * (a)                           4,035             108,945
California Pizza Kitchen, Inc. *                       5,297             171,888
CEC Entertainment, Inc. * (a)                          9,496             319,256
CKE Restaurants, Inc. (a)                             16,073             279,670
IHOP Corp. (a)                                         5,164             247,562
Jack In the Box, Inc. *                                9,841             428,083
Krispy Kreme Doughnuts, Inc. * (a)                    15,450             138,741
Landry's Restaurants, Inc.                             4,451             157,254
Lodgian, Inc. *                                        7,210             100,147
Lone Star Steakhouse & Saloon, Inc.                    4,951             140,707
Luby's Cafeterias, Inc. *                              7,304              91,227
Magna Entertainment Corp., Class A * (a)              10,899              74,004
Marcus Corp.                                           5,619             112,099
McCormick & Schmick's Seafood
Restaurants, Inc. *                                    2,278              58,021
MTR Gaming Group, Inc. *                               6,513              67,084
O'Charley's, Inc. *                                    6,294             116,187
P.F. Chang's China Bistro, Inc. * (a)                  7,075             348,727
Papa Johns International, Inc. *                       5,895             193,415
RARE Hospitality International, Inc. *                 9,340             325,312
Red Robin Gourmet Burgers, Inc. * (a)                  3,882             183,230
Ruby Tuesday, Inc. (a)                                15,617             500,993
Ryan's Restaurant Group, Inc. * (a)                   11,578             167,881
Texas Roadhouse, Inc., Class A * (a)                  11,545             197,304
Triarc Companies, Inc. (a)                            12,066             210,914
                                                               -----------------
                                                                       5,387,416
HOUSEHOLD APPLIANCES - 0.31%
Bassett Furniture Industries, Inc.                     3,987              79,541
Consolidated Tomoka Land Company (a)                   1,633             101,458
Drew Industries, Inc. * (a)                            4,144             147,319
Jacuzzi Brands, Inc. * (a)                            21,013             206,558
Libbey, Inc. (a)                                       4,464              31,605
Lifetime Brands, Inc.                                  2,593              73,097
Maytag Corp. (a)                                      21,759             464,119
Technical Olympic USA, Inc. (a)                        4,352              88,563
                                                               -----------------
                                                                       1,192,260
HOUSEHOLD PRODUCTS - 0.39%
Blyth, Inc. (a)                                        7,348             154,455
Central Garden & Pet Company *                         5,294             281,323
Martha Stewart Living
Omnimedia, Inc., Class A * (a)                         6,193             104,414
Select Comfort Corp. * (a)                             9,857             389,844
Tupperware Corp. (a)                                  14,521             298,987
TurboChef Technologies, Inc. * (a)                     3,622              44,189
Water Pik Technology, Inc. *                           3,613             100,116
WD-40 Company                                          4,909             151,443
                                                               -----------------
                                                                       1,524,771
INDUSTRIAL MACHINERY - 2.25%
Actuant Corp., Class A (a)                             7,284   $         445,927
AGCO Corp. * (a)                                      24,368             505,392
Albany International Corp., Class A                    7,824             298,016
Badger Meter, Inc. (a)                                 1,645              93,732
Briggs & Stratton Corp.                               13,985             494,649
Cascade Corp.                                          3,368             177,999
Ceradyne, Inc. * (a)                                   7,186             358,581
Circor International, Inc.                             4,502             131,458
Cognex Corp.                                          11,254             333,569
Dionex Corp. *                                         5,550             341,214
Energy Conversion Devices, Inc. * (a)                  5,476             269,310
EnPro Industries, Inc. * (a)                           5,686             195,030
Flowserve Corp. *                                     14,918             870,316
Gardner Denver, Inc. *                                 6,837             445,772
Gehl Company * (a)                                     3,347             110,853
Gorman Rupp Company (a)                                3,146              76,762
Kadant, Inc. *                                         4,282              97,201
Kennametal, Inc.                                      10,248             626,563
Lindsay Manufacturing Company (a)                      3,518              95,303
Lufkin Industries, Inc. (a)                            3,818             211,670
Manitowoc, Inc.                                        8,131             741,141
Middleby Corp. *                                       1,403             117,459
NACCO Industries, Inc., Class A (a)                    1,405             216,314
Presstek, Inc. * (a)                                   8,329              99,115
Robbins & Myers, Inc. (a)                              3,729              80,546
Rofin Sinar Technologies, Inc. *                       4,158             225,073
Stewart & Stevenson Services, Inc.                     7,937             289,542
Tecumseh Products Company, Class A (a)                 4,671             114,626
Tennant Company                                        2,251             117,772
Tredegar Industries, Inc. (a)                          7,950             126,485
Valmont Industries, Inc. (a)                           4,688             197,084
Watts Industries, Inc., Class A (a)                    6,869             249,619
                                                               -----------------
                                                                       8,754,093
INDUSTRIALS - 0.32%
Brookfield Homes Corp.                                 3,979             206,351
Clean Harbors, Inc. * (a)                              5,227             155,085
Crane Company                                         14,025             575,165
GrafTech International, Ltd. * (a)                    26,938             164,322
Intevac, Inc. *                                        5,676             163,355
                                                               -----------------
                                                                       1,264,278
INSURANCE - 2.05%
21st Century Insurance Group                           9,285             146,703
Alfa Corp. (a)                                         9,515             163,087
American Equity Investment Life Holding
Company (a)                                           12,630             181,114
American Physicians Capital, Inc. *                    2,205             105,840
Argonaut Group, Inc. *                                 8,295             294,887
Bristol West Holdings, Inc.                            5,135              98,849
Ceres Group, Inc. * (a)                               11,734              64,772
Citizens, Inc. Class A * (a)                          10,828              55,872
CNA Surety Corp. *                                     4,683              78,346

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
Crawford & Company, Class B (a)                        7,828   $          46,968
Direct General Corp. (a)                               4,642              78,960
Donegal Group, Inc.                                    3,192              83,279
Enstar Group, Inc. * (a)                               1,050              94,227
FBL Financial Group, Inc., Class A                     3,716             128,016
First Acceptance Corp. * (a)                           5,419              72,073
FPIC Insurance Group, Inc. *                           3,022             114,232
Harleysville Group, Inc.                               3,911             116,117
Hilb, Rogal and Hamilton Company (a)                   8,799             362,695
Horace Mann Educators Corp.                           12,030             226,164
Infinity Property & Casualty Corp.                     5,800             242,092
KMG America Corp. *                                    7,296              62,454
LandAmerica Financial Group, Inc. (a)                  4,942             335,315
Midland Company (a)                                    3,160             110,537
National Western Life Insurance Company,
   Class A *                                             637             147,969
Navigators Group, Inc. *                               3,251             161,250
Ohio Casualty Corp.                                   17,225             546,032
Phoenix Companies, Inc.                               25,970             423,311
PICO Holdings, Inc. *                                  2,537              83,442
PMA Capital Corp., Class A *                           9,729              99,041
Presidential Life Corp. (a)                            5,943             151,012
ProAssurance Corp. *                                   7,742             402,584
RLI Corp.                                              6,281             359,901
Safety Insurance Group, Inc. (a)                       3,395             155,016
Selective Insurance Group, Inc. (a)                    7,859             416,527
State Auto Financial Corp.                             4,073             137,301
Stewart Information Services Corp.                     4,696             221,088
Tower Group, Inc.                                      4,868             112,451
Triad Guaranty, Inc. * (a)                             2,676             125,504
U.S.I. Holdings Corp. * (a)                           12,608             203,367
UICI                                                   9,716             359,395
United Fire & Casualty Company                         4,892             160,947
Universal American Financial Corp. *                   7,350             113,190
Zenith National Insurance Corp.                        7,166             344,899
                                                               -----------------
                                                                       7,986,826
INTERNATIONAL OIL - 0.28%
ATP Oil & Gas Corp. *                                  4,996             219,374
Callon Petroleum Company * (a)                         4,022              84,543
Cheniere Energy, Inc. * (a)                           13,006             527,654
Parker Drilling Company *                             26,505             245,701
                                                               -----------------
                                                                       1,077,272
INTERNET CONTENT - 0.72%
Alloy Inc. * (a)                                       2,895              38,822
AMICAS, Inc. *                                        14,404              67,987
Applied Digital Solutions, Inc. * (a)                 19,736              57,234
Audible, Inc. * (a)                                    6,754              70,984
Autobytel, Inc. * (a)                                 12,730              61,359
CMGI, Inc. *                                         131,312             194,342
CNET Networks, Inc. * (a)                             35,144             499,396
Digitas, Inc. * (a)                                   24,305             349,992
Harris Interactive, Inc. * (a)                        14,637   $          82,260
InfoSpace, Inc. * (a)                                  8,465             236,597
Internet Cap Group, Inc. *                            10,685             100,653
iVillage, Inc. * (a)                                  13,078             109,986
Jupitermedia Corp. * (a)                               5,619             101,030
NetFlix, Inc. * (a)                                    9,980             289,320
Netratings, Inc. * (a)                                 4,102              54,351
ProQuest Company * (a)                                 6,993             149,580
RightNow Technologies, Inc. * (a)                      3,199              50,768
Schawk, Inc., Class A (a)                              3,544              92,179
Sohu.com, Inc. * (a)                                   6,782             181,012
                                                               -----------------
                                                                       2,787,852
INTERNET RETAIL - 0.38%
1-800-Flowers.com, Inc. *                              8,545              60,670
Ariba, Inc. * (a)                                     19,797             193,615
Blue Nile, Inc. * (a)                                  4,146             145,898
Drugstore.com, Inc. * (a)                             20,369              62,940
HomeStore, Inc. *                                     40,177             263,561
Navarre Corp. * (a)                                    7,939              34,058
Nutri/System, Inc. * (a)                               6,587             313,014
Overstock.com, Inc. * (a)                              2,961              88,297
Priceline.com, Inc. *                                  6,898             171,346
Stamps.com, Inc. *                                     4,432             156,272
                                                               -----------------
                                                                       1,489,671
INTERNET SERVICE PROVIDER - 0.46%
Avocent Corp. *                                       13,510             428,808
C-COR.net Corp. * (a)                                 13,415             117,247
Earthlink, Inc. * (a)                                 32,536             310,719
Entrust, Inc. * (a)                                   17,877              80,447
eSPEED, Inc., Class A *                                6,492              51,741
Online Resources Corp. *                               6,104              79,352
Redback Networks, Inc. *                              11,402             247,309
Terremark Worldwide, Inc. * (a)                        8,651              73,534
TriZetto Group, Inc. *                                11,582             203,727
United Online, Inc. (a)                               16,784             215,842
                                                               -----------------
                                                                       1,808,726
INTERNET SOFTWARE - 1.12%
Agile Software Corp. * (a)                            15,295             116,701
Click Commerce, Inc. * (a)                             2,285              54,703
Cybersource Corp. *                                    7,882              87,963
Digital River, Inc. *                                  9,311             406,053
eResearch Technology, Inc. * (a)                      13,764             198,064
Internet Security Systems, Inc. * (a)                 10,671             255,891
Interwoven, Inc. *                                    11,589             104,185
Keynote Systems, Inc. * (a)                            5,627              64,373
Lionbridge Technologies, Inc. * (a)                   14,370             113,667
MatrixOne, Inc. *                                     14,917             106,806
NIC, Inc. * (a)                                        9,772              59,902
Openwave Systems, Inc. * (a)                          24,127             520,661
RealNetworks, Inc. *                                  31,373             258,827
RSA Security, Inc. * (a)                              19,436             348,682

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
S1 Corp. *                                            20,081   $         101,208
Safenet, Inc. * (a)                                    6,718             177,893
Sapient Corp. * (a)                                   22,160             169,081
Stellent, Inc. *                                       6,975              82,723
SupportSoft, Inc. * (a)                               12,715              56,327
TIBCO Software, Inc. * (a)                            58,759             491,225
VASCO Data Security International,
   Inc. * (a)                                          6,695              54,765
Vignette Corp. *                                       8,103             119,519
WebEx Communications, Inc. * (a)                       9,022             303,771
WebMethods, Inc. * (a)                                14,919             125,618
                                                               -----------------
                                                                       4,378,608
INVESTMENT COMPANIES - 0.32%
Apollo Investment Corp.                               16,756             298,425
Ares Cap Corp.                                        10,583             181,816
Capital Southwest Corp.                                  868              82,894
GAMCO Investors, Inc. (a)                              2,173              86,811
Gladstone Capital Corp. (a)                            3,855              83,075
Gladstone Investment Corp.                             5,169              78,052
Harris & Harris Group, Inc. * (a)                      5,965              83,212
MCG Capital Corp. (a)                                 14,601             206,020
NGP Capital Resources Company (a)                      5,857              79,655
Technology Investment Capital Corp.                    4,322              62,842
                                                               -----------------
                                                                       1,242,802
LEISURE TIME - 1.32%
4Kids Entertainment, Inc. * (a)                        4,199              72,181
Arctic Cat, Inc.                                       3,948              94,989
Bally Technologies, Inc. * (a)                        14,003             237,911
Blockbuster, Inc., Class A (a)                        52,294             207,607
Bluegreen Corp. *                                      5,791              76,557
Callaway Golf Company                                 20,811             357,949
Carmike Cinemas, Inc. (a)                              3,655              88,195
Churchill Downs, Inc.                                  2,263              86,718
Dover Downs Gaming & Entertainment, Inc.               3,230              70,317
Gaylord Entertainment Company * (a)                   10,882             493,825
Handleman Company (a)                                  6,107              58,627
Isle of Capri Casinos, Inc. * (a)                      3,894             129,592
K2, Inc. * (a)                                        13,047             163,740
Life Time Fitness, Inc. *                              6,405             300,074
Marine Products Corp.                                  3,954              43,455
Monarch Casino & Resort, Inc. * (a)                    2,668              75,745
Multimedia Games, Inc. * (a)                           8,009             119,174
Pinnacle Entertainment, Inc. *                        12,749             359,139
Progressive Gaming International Corp. *              10,653             101,949
RC2 Corp. *                                            4,927             196,144
Riviera Holdings Corp. * (a)                           2,593              43,692
Shuffle Master, Inc. * (a)                             9,795             350,073
Six Flags, Inc. * (a)                                 25,175             256,282
Speedway Motorsports, Inc.                             4,256             162,622
Steinway Musical Instruments, Inc. *                   2,271              73,172
Sturm Ruger & Company, Inc. (a)                        6,895              55,022
Sunterra Corp. * (a)                                   5,675              81,039
The Nautilus Group, Inc. (a)                           9,135   $         136,568
Topps, Inc. (a)                                       10,796              94,681
Vail Resorts, Inc. * (a)                               8,401             321,086
West Marine, Inc. * (a)                                4,017              60,295
WMS Industries, Inc. * (a)                             5,858             176,326
                                                               -----------------
                                                                       5,144,746
LIFE SCIENCES - 0.17%
American Ecology Corp. (a)                             3,573              72,818
Incyte Corp. * (a)                                    23,148             139,351
Ionatron, Inc. * (a)                                   6,587              88,990
Senomyx, Inc. * (a)                                    6,692             110,150
Symyx Technologies, Inc. *                             8,956             248,440
                                                               -----------------
                                                                         659,749
LIQUOR - 0.07%
Boston Beer Company, Inc. *                            3,121              81,177
Central European Distribution
   Corp. * (a)                                         5,279             202,978
                                                               -----------------
                                                                         284,155
MANUFACTURING - 0.89%
Acuity Brands, Inc. (a)                               11,970             478,800
Barnes Group, Inc.                                     4,738             191,889
Blout International, Inc. *                            8,302             133,745
Coherent, Inc. *                                       8,411             295,310
ESCO Technologies, Inc. *                              6,908             349,890
Hexcel Corp. * (a)                                    21,678             476,266
Kaydon Corp.                                           7,824             315,777
Lancaster Colony Corp. (a)                             7,153             300,426
Mine Safety Appliances Company (a)                     7,864             330,288
Nordson Corp. (a)                                      6,829             340,494
Raven Industries, Inc. (a)                             4,326             169,190
Reddy Ice Holdings, Inc.                               3,176              70,539
                                                               -----------------
                                                                       3,452,614
MEDICAL-HOSPITALS - 0.57%
AmSurg Corp. *                                         8,110             184,016
Centene Corp. *                                       11,470             334,580
Cepheid, Inc. * (a)                                   11,756             107,685
ev3, Inc. * (a)                                        4,193              74,258
IRIS International, Inc. *                             4,587              71,695
Laserscope, Inc. * (a)                                 5,457             129,058
Medcath Corp. *                                        2,165              41,395
MWI Veterinary Supply Inc * (a)                        1,462              48,100
Neurometrix, Inc. * (a)                                1,605              62,499
Palomar Medical Technologies, Inc. * (a)               4,607             154,104
Psychiatric Solutions, Inc. * (a)                     13,804             457,326
RehabCare Group, Inc. * (a)                            4,759              89,707
Sunrise Senior Living, Inc. * (a)                      8,889             346,404
Vital Images, Inc. * (a)                               3,460             117,917
                                                               -----------------
                                                                       2,218,744
METAL & METAL PRODUCTS - 0.99%
A. M. Castle & Company                                 2,952              87,084
Commercial Metals Company                             16,372             875,738

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
METAL & METAL PRODUCTS (CONTINUED)
Dynamic Materials Corp.                                1,587   $          56,561
Earle M. Jorgensen Company *                           5,054              76,568
Gibraltar Industries, Inc.                             6,619             194,996
Matthews International Corp., Class A                  8,790             336,305
Metal Management, Inc. (a)                             5,864             185,596
Mueller Industries, Inc.                              10,063             359,148
NN, Inc.                                               5,656              73,019
Quanex Corp.                                           6,794             452,684
RBC Bearings Inc. *                                    2,961              60,701
Reliance Steel & Aluminum Company                      7,771             729,852
Sun Hydraulics, Inc. (a)                               2,065              44,150
Titanium Metals Corp. * (a)                            6,775             328,926
                                                               -----------------
                                                                       3,861,328
MINING - 0.80%
Alpha Natural Resources, Inc. * (a)                    8,037             185,976
AMCOL International Corp. (a)                          5,913             170,294
Brush Wellman, Inc. *                                  5,432             107,282
Charles & Colvard, Ltd. (a)                            4,345              47,059
Cleveland-Cliffs, Inc. (a)                             5,921             515,838
Coeur d'Alene Mines Corp. * (a)                       64,810             425,154
Compass Minerals International, Inc.                   5,636             140,844
Hecla Mining Company * (a)                            32,161             212,584
Lincoln Electric Holding, Inc.                         9,933             536,283
RTI International Metals, Inc. *                       6,018             330,087
Stillwater Mining Company * (a)                       11,167             183,809
USEC, Inc.                                            23,382             281,753
                                                               -----------------
                                                                       3,136,963
MOBILE HOMES - 0.29%
Coachmen Industries, Inc. (a)                          4,808              54,715
Fleetwood Enterprises, Inc. * (a)                     17,377             194,101
Skyline Corp.                                          2,160              89,381
Thor Industries, Inc.                                  9,393             501,211
Winnebago Industries, Inc. (a)                         9,127             276,913
                                                               -----------------
                                                                       1,116,321
NEWSPAPERS - 0.04%
Journal Register Company                              11,873             144,613
OFFICE FURNISHINGS & SUPPLIES - 0.32%
Global Imaging Systems, Inc. * (a)                     6,412             243,528
IKON Office Solutions, Inc. (a)                       29,432             419,406
The Standard Register Company                          4,977              77,143
TRM Corp. * (a)                                        3,959              26,644
United Stationers, Inc. *                              8,810             467,811
                                                               -----------------
                                                                       1,234,532
PAPER - 0.46%
Bowater, Inc. (a)                                     14,980             443,108
Buckeye Technologies, Inc. *                           9,023              81,658
Chesapeake Corp.                                       5,697              79,074
Mercer International, Inc. * (a)                       8,582              79,899
Neenah Paper, Inc. (a)                                 4,330             141,808
P.H. Glatfelter Company                               12,045             220,785
Potlatch Corp. * (a)                                  10,383   $         444,808
Rock-Tenn Company, Class A                             8,217             123,173
Wausau-Mosinee Paper Corp. (a)                        11,755             166,568
                                                               -----------------
                                                                       1,780,881
PETROLEUM SERVICES - 1.39%
Atwood Oceanics, Inc. * (a)                            3,648             368,484
Grey Wolf, Inc. * (a)                                 52,465             390,340
Gulfmark Offshore, Inc. *                              4,300             119,540
Hercules Offshore, Inc. *                              2,649              90,092
Hornbeck Offshore Services, Inc. * (a)                 5,141             185,436
Input/Output, Inc. * (a)                              19,017             184,655
Lone Star Technologies, Inc. *                         8,193             453,974
Newpark Resources, Inc. *                             22,925             187,985
Oceaneering International, Inc. *                      7,119             407,919
PetroHawk Energy Corp. *                              14,677             201,075
Petroleum Development Corp. *                          4,667             211,695
RPC, Inc.                                              6,070             138,700
SEACOR SMIT, Inc. * (a)                                4,847             383,882
Superior Energy Services, Inc. *                      21,254             569,395
Todco, Class A *                                      12,886             507,837
Universal Compression Holdings, Inc. *                 4,698             238,048
Veritas DGC, Inc. *                                    9,276             421,038
W-H Energy Services, Inc. *                            7,733             344,041
                                                               -----------------
                                                                       5,404,136
PHARMACEUTICALS - 2.42%
Abgenix, Inc. * (a)                                   24,391             548,798
Adams Respiratory Therapeutics, Inc. *
   (a)                                                 2,341              93,102
Adolor Corp. *                                        10,733             255,445
Alexion Pharmaceuticals, Inc. * (a)                    8,368             296,395
Alkermes, Inc. * (a)                                  24,550             541,328
Amylin Pharmaceuticals, Inc. * (a)                    29,851           1,461,207
Andrx Corp. *                                         19,943             473,447
Array BioPharma, Inc. *                                9,224              84,307
Atherogenics, Inc. * (a)                              10,392             169,598
AVANIR Pharmaceuticals * (a)                           8,471             123,846
Bentley Pharmaceuticals, Inc. * (a)                    5,040              66,276
BioScrip, Inc. *                                      10,549              76,058
Caraco Pharmaceutical Labs *                           2,928              38,064
Connetics Corp. * (a)                                  9,672             163,747
Cubist Pharmaceuticals, Inc. * (a)                    14,538             333,938
Encysive Pharmaceuticals, Inc. * (a)                  15,987              78,176
First Horizon Pharmaceutical Corp. * (a)               7,595             191,470
Hi-Tech Pharmacal Company, Inc. *                      2,177              61,391
Idenix Pharmaceuticals, Inc. * (a)                     3,963              53,778
Inspire Pharmaceuticals, Inc. * (a)                   12,171              63,654
Introgen Therapeutics, Inc. * (a)                      6,377              33,862
Isis Pharmaceuticals, Inc. * (a)                      20,244             182,398
Medicis Pharmaceutical Corp., Class A
   (a)                                                14,733             480,296
Nastech Pharmaceutical Company, Inc. *
   (a)                                                 5,876             105,768
Noven Pharmaceuticals, Inc. * (a)                      6,600             118,866
NPS Pharmaceuticals, Inc. * (a)                       12,687             108,347

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Nuvelo, Inc. * (a)                                    11,478   $         204,538
Onyx Pharmaceuticals, Inc. * (a)                      11,010             289,123
Par Pharmaceutical Companies, Inc. * (a)               9,308             262,299
Penwest Pharmaceuticals Company *                      6,048             131,181
Pharmion Corp. * (a)                                   6,821             122,914
Pozen, Inc. * (a)                                      6,609             110,370
Prestige Brands Holdings, Inc. * (a)                   7,866              95,729
Regeneron Pharmaceuticals, Inc. *                      9,482             157,686
Renovis, Inc. * (a)                                    6,185             131,864
Rigel Pharmaceuticals, Inc. * (a)                      6,867              78,902
Salix Pharmaceuticals, Ltd. * (a)                     12,367             204,179
Supergen, Inc. * (a)                                  14,718              83,598
United Therapeutics Corp. * (a)                        6,143             407,158
Vertex Pharmaceuticals, Inc. * (a)                    25,757             942,449
                                                               -----------------
                                                                       9,425,552
PLASTICS - 0.05%
Spartech Corp. (a)                                     8,750             210,000
POLLUTION CONTROL - 0.02%
Duratek, Inc. *                                        3,973              87,009
PUBLISHING - 0.57%
Consolidated Graphics, Inc. *                          3,077             160,373
Courier Corp. (a)                                      2,855             126,591
Gemstar-TV Guide International, Inc. *
   (a)                                                67,666             209,088
Hollinger International, Inc., Class A
   (a)                                                16,744             140,315
Media General, Inc., Class A (a)                       5,863             273,333
Playboy Enterprises, Inc., Class B *
   (a)                                                 6,073              86,237
PRIMEDIA, Inc. * (a)                                  41,369              85,634
Readers Digest Association, Inc., Class
   A (a)                                              27,182             400,934
Scholastic Corp. * (a)                                 8,913             238,512
Thomas Nelson, Inc.                                    3,318              97,051
Valassis Communications, Inc. *                       13,617             399,931
                                                               -----------------
                                                                       2,217,999
RAILROADS & EQUIPMENT - 0.60%
Florida East Coast Indiana, Inc. (a)                   8,816             475,183
GATX Corp. (a)                                        11,833             488,585
Genesee & Wyoming, Inc., Class A * (a)                 9,495             291,307
Greenbrier Company, Inc.                               1,747              69,967
Kansas City Southern * (a)                            19,772             488,368
RailAmerica, Inc. *                                   10,714             114,211
Wabtec Corp.                                          12,659             412,683
                                                               -----------------
                                                                       2,340,304
REAL ESTATE - 6.03%
Aames Investment Corp., REIT                          12,282              69,762
Acadia Realty Trust, REIT                              7,740             182,277
Affordable Residential Communities, REIT               7,546              79,233
Agree Realty Corp., REIT                               3,101              99,542
Alexander's, Inc., REIT *                                553             159,817
Alexandria Real Estate Equities, Inc.,
   REIT                                                6,043             576,079
American Campus Communities, Inc., REIT                5,083             131,700
American Home Mortgage Investment Corp.,
   REIT (a)                                           11,772             367,404
Anthracite Capital, Inc., REIT                        14,996   $         164,656
Anworth Mortgage Asset Corp., REIT                    13,329             104,766
Arbor Realty Trust, Inc. - REIT                        3,924             105,909
Ashford Hospitality Trust, Inc., REIT
   (a)                                                12,622             156,513
Avatar Holdings, Inc., REIT * (a)                      1,731             105,591
Bedford Property Investments, Inc., REIT               4,386             118,115
BioMed Realty Trust, Inc., REIT                       12,160             360,422
Boykin Lodging Company, REIT *                         5,582              63,021
Brandywine Realty Trust, REIT (a)                     23,197             736,737
California Coastal Communities, Inc. *
   (a)                                                 2,348              87,111
Capital Lease Funding, Inc., REIT (a)                  7,615              84,450
Capital Trust, Inc., REIT (a)                          3,726             115,953
Cedar Shopping Centers, Inc., REIT (a)                 7,878             124,787
CentraCore Properties Trust, REIT (a)                  3,797              95,115
Colonial Properties Trust, REIT                       11,966             599,856
Columbia Equity Trust, Inc., REIT (a)                  4,792              84,243
Commercial Net Lease Realty, REIT                     14,091             328,320
Corporate Office Properties Trust, REIT
   (a)                                                 8,330             381,014
Cousins Properties, Inc., REIT                        10,627             355,261
Deerfield Triarc Capital Corp., REIT                   6,835              92,204
DiamondRock Hospitality Company (a)                    7,334             101,282
Digital Realty Trust, Inc., REIT                       3,099              87,299
EastGroup Properties, Inc., REIT (a)                   5,857             277,856
ECC Capital Corp., REIT (a)                           17,858              27,144
Education Realty Trust, Inc., REIT (a)                 7,989             122,232
Entertainment Properties Trust, REIT                   6,976             292,852
Equity Inns, Inc., REIT (a)                           14,664             237,557
Equity Lifestyle Properties, Inc., REIT                5,257             261,536
Equity One, Inc., REIT                                 9,843             241,744
Extra Space Storage, Inc., REIT (a)                   14,325             246,247
Felcor Lodging Trust, Inc., REIT                      13,578             286,496
Fieldstone Investment Corp., REIT                     13,433             158,509
First Industrial Realty Trust, Inc.,
   REIT (a)                                           11,452             488,886
First Potomac Realty Trust, REIT (a)                   5,534             156,335
Getty Realty Corp., REIT (a)                           5,033             146,460
Glenborough Realty Trust, Inc., REIT                   8,672             188,616
Glimcher Realty Trust, REIT (a)                        9,887             280,791
GMH Communities Trust, REIT (a)                       11,073             128,890
Gramercy Captial Corp., REIT                           4,674             116,523
Heritage Property Investment Trust, REIT
   (a)                                                 7,205             285,246
Highland Hospitality Corp., REIT                      14,036             178,398
Highwoods Properties, Inc., REIT (a)                  14,317             482,912
Home Properties, Inc., REIT                            8,447             431,642
Homebanc Corp., Georgia, REIT (a)                     16,485             144,903
Impac Mortgage Holdings, Inc., REIT (a)               20,551             198,112
Inland Real Estate Corp., REIT (a)                    18,623             303,741
Innkeepers USA Trust, REIT                            11,683             198,027
Jones Lang LaSalle, Inc.                               9,248             707,842
Kilroy Realty Corp., REIT                              7,746             598,456
Kite Realty Group Trust, REIT                          8,398             133,948
LaSalle Hotel Properties, REIT (a)                     8,835             362,235
Lexington Corporate Property Trust, REIT              14,177             295,590

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
REAL ESTATE (CONTINUED)
LTC Properties, Inc., REIT                             6,633   $         154,284
Luminent Mortgage Capital, Inc., REIT                 11,565              93,792
Maguire Properties, Inc., REIT                         9,397             342,990
MeriStar Hospitality Corp., REIT *                    23,668             245,674
MFA Mortgage Investments, Inc., REIT                  22,562             143,269
Mid-America Apartment Communities, Inc.,
   REIT                                                5,234             286,561
MortgageIT Holdings, Inc., REIT (a)                    7,385              79,980
National Health Investments, Inc., REIT                6,400             162,560
Nationwide Health Properties, Inc., REIT
   (a)                                                18,162             390,483
Newcastle Investment Corp., REIT                      11,967             286,251
Newkirk Realty Trust Inc., REIT (a)                    4,664              84,372
NorthStar Realty Finance Corp., REIT                   8,520              93,294
Novastar Financial, Inc., REIT (a)                     7,511             251,168
Omega Healthcare Investors, REIT                      15,332             214,955
Opteum, Inc. (a)                                       7,024              60,125
Parkway Properties, Inc., REIT                         3,934             171,837
Pennsylvania Real Estate
   Investment Trust, REIT (a)                          9,834             432,696
Post Properties, Inc., REIT                           10,707             476,461
PS Business Parks, Inc., REIT                          4,469             249,906
RAIT Investment Trust, REIT (a)                        7,413             209,343
Ramco-Gershenson Properties Trust, REIT
   (a)                                                 4,366             132,159
Redwood Trust, Inc., REIT                              5,302             229,683
Saul Centers, Inc., REIT                               3,284             144,200
Saxon Capital, Inc., REIT                             13,893             145,043
Senior Housing Properties Trust, REIT                 16,079             291,030
Sizeler Property Investors, Inc., REIT
   (a)                                                 6,153              90,818
Sovran Self Storage, Inc., REIT                        4,638             256,018
Spirit Finance Corp., REIT                            18,254             222,699
Strategic Hotel Cap, Inc., REIT                       12,000             279,360
Sun Communities, Inc., REIT                            4,843             171,200
Sunstone Hotel Investors, Inc., REIT                   8,203             237,641
Tanger Factory Outlet Centers, Inc.,
   REIT                                                8,348             287,255
Tarragon Realty Investments, Inc. * (a)                3,601              71,660
Taubman Centers, Inc., REIT                           13,646             568,629
Town & Country Trust, SBI, REIT (a)                    4,846             196,699
Trammell Crow Company *                                9,477             337,950
Trustreet Properties, Inc., REIT (a)                  18,646             283,233
Universal Health Realty Income Trust,
   REIT                                                3,888             142,029
Urstadt Biddle Properties, Inc., REIT                  6,611             118,998
U-Store-It Trust, REIT                                11,457             230,859
Washington REIT (a)                                   11,478             416,881
Winston Hotels, Inc., REIT                             8,758              99,578
                                                               -----------------
                                                                      23,481,788
RETAIL GROCERY - 0.39%
Ingles Markets, Inc. (a)                               4,223              75,254
Nash-Finch Company (a)                                 3,592             107,401
Pathmark Stores, Inc. *                               14,072             147,193
Ruddick Corp.                                          9,351             227,323
Smart & Final, Inc. *                                  4,144              67,920
The Great Atlantic & Pacific Tea
   Company, Inc. * (a)                                 4,715   $         164,695
United Natural Foods, Inc. * (a)                      11,187             391,209
Weis Markets, Inc.                                     3,933             175,294
Wild Oats Markets, Inc. * (a)                          8,142             165,527
                                                               -----------------
                                                                       1,521,816
RETAIL TRADE - 4.02%
99 Cents Only Stores * (a)                            11,867             160,917
A.C. Moore Arts & Crafts, Inc. *                       4,174              76,802
Aaron Rents, Inc., Class B                            10,803             293,518
Aeropostale, Inc. *                                   15,124             456,140
Asbury Automotive Group, Inc. *                        3,715              73,260
Big 5 Sporting Goods Corp. (a)                         5,890             115,326
Big Lots, Inc. * (a)                                  31,043             433,360
Bombay Company, Inc. * (a)                            11,189              36,924
Bon-Ton Stores, Inc. (a)                               2,063              66,738
Build A Bear Workshop, Inc. * (a)                      2,708              83,000
Building Materials Holding Corp. (a)                   7,550             269,082
Burlington Coat Factory Warehouse Corp.                4,512             205,070
Cabela's, Inc. * (a)                                   8,688             178,278
Cache, Inc. * (a)                                      3,843              70,481
Casey's General Stores, Inc.                          13,671             312,656
Cash America International, Inc.                       8,028             241,001
Casual Male Retail Group, Inc. * (a)                   7,850              76,459
Cato Corp., Class A (a)                                8,571             204,504
Charlotte Russe Holding, Inc. *                        4,219              90,287
Charming Shoppes, Inc. *                              32,711             486,413
Childrens Place Retail Stores, Inc. *
   (a)                                                 5,743             332,520
Christopher & Banks Corp.                              9,841             228,410
Citi Trends, Inc. * (a)                                1,223              48,626
Coldwater Creek, Inc. * (a)                           14,562             404,824
Cost Plus, Inc. * (a)                                  6,182             105,712
CSS Industries, Inc.                                   1,806              59,128
DSW Inc., Class A * (a)                                3,272             102,479
Finish Line, Inc.                                     11,650             191,642
First Cash Financial Services *                        7,154             143,008
Fossil, Inc. * (a)                                    13,218             245,590
Fred's, Inc., Class A (a)                             11,128             147,557
GameStop Corp., Class A *                             14,830             699,086
Genesco, Inc. * (a)                                    6,183             240,457
Guitar Center, Inc. * (a)                              7,110             339,147
Haverty Furniture Companies, Inc. (a)                  6,002              86,129
Hibbett Sporting Goods, Inc. * (a)                     9,830             324,292
Hot Topic, Inc. *                                     12,478             180,931
J. Jill Group, Inc. *                                  5,619             134,350
Jo Ann Stores, Inc. * (a)                              6,487              87,315
Kenneth Cole Productions, Inc., Class A
   (a)                                                 2,750              76,175
Longs Drug Stores Corp. (a)                            8,403             388,891
Marinemax, Inc. * (a)                                  3,695             123,856
NBTY, Inc. *                                          15,149             341,155
New York & Co., Inc. * (a)                             3,680              54,979
Pacific Sunwear of California, Inc. *
   (a)                                                20,576             455,964

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Pantry, Inc. *                                         4,620   $         288,242
Payless ShoeSource, Inc. * (a)                        18,262             418,017
PETCO Animal Supplies, Inc. *                         15,872             374,103
Pier 1 Imports, Inc. (a)                              23,571             273,659
Regis Corp. (a)                                       12,226             421,552
Restoration Hardware, Inc. * (a)                       9,130              51,950
Retail Ventures, Inc. * (a)                            4,816              70,603
School Specialty, Inc. *                               6,384             220,248
Sharper Image Corp. * (a)                              3,666              46,961
Shoe Carnival, Inc. *                                  2,271              56,730
Sonic Automotive, Inc.                                 8,096             224,745
Sports Authority, Inc. *                               7,088             261,547
Stein Mart, Inc.                                       7,247             126,243
Steven Madden, Ltd. *                                  3,931             139,550
Talbots, Inc. (a)                                      6,306             169,442
The Buckle, Inc.                                       2,207              90,377
The Dress Barn, Inc. * (a)                             5,835             279,788
The Wet Seal, Inc., Class A * (a)                     17,084             113,609
The Yankee Candle, Inc.                               12,445             340,620
Too, Inc. *                                            9,406             323,096
Tractor Supply Company * (a)                           8,963             594,605
Transport World Entertainment Corp. *                  5,730              31,916
Tuesday Morning Corp. (a)                              7,232             166,987
United Rentals, Inc. * (a)                            18,220             628,590
ValueVision Media, Inc., Class A *                     7,807              99,773
Zale Corp. *                                          13,821             387,403
                                                               -----------------
                                                                      15,672,795
SANITARY SERVICES - 0.23%
Casella Waste Systems, Inc., Class A *                 5,783              82,177
Darling International, Inc. *                         19,241              90,048
Flanders Corp. * (a)                                   4,038              47,164
Insituform Technologies, Inc., Class A *
   (a)                                                 7,359             195,749
Waste Connections, Inc. *                             12,478             496,749
                                                               -----------------
                                                                         911,887
SEMICONDUCTORS - 4.23%
Actel Corp. * (a)                                      7,261             115,740
Advanced Energy Industries, Inc. * (a)                 7,637             107,911
American Superconductor Corp. * (a)                    9,049             102,706
Amis Holdings, Inc. * (a)                             12,371             112,081
Amkor Technology, Inc. * (a)                          27,411             236,831
Applied Micro Circuits Corp. * (a)                    83,764             340,920
Asyst Technologies, Inc. *                            13,357             139,046
Atmel Corp. * (a)                                    114,336             539,666
ATMI, Inc. * (a)                                      10,155             306,681
Axcelis Technologies, Inc. *                          27,578             161,607
Brooks Automation, Inc. *                             20,297             289,029
Cirrus Logic, Inc. *                                  23,258             197,228
Conexant Systems, Inc. * (a)                         127,983             441,541
Credence Systems Corp. * (a)                          24,455             179,500
Cymer, Inc. *                                          9,845             447,357
Cypress Semiconductor Corp. * (a)                     35,733             605,674
Diodes, Inc. *                                         4,508   $         187,082
DSP Group, Inc. * (a)                                  7,743             224,625
Emcore Corp. * (a)                                    10,357             105,849
Emulex Corp. *                                        22,587             386,012
Entegris, Inc. * (a)                                  32,217             342,789
Exar Corp. *                                           9,913             141,558
Fairchild Semiconductor International,
   Inc. * (a)                                         32,362             617,143
FormFactor, Inc. * (a)                                 9,243             363,435
Genesis Microchip, Inc. * (a)                          9,629             164,078
Ikanos Communications, Inc. * (a)                      1,851              36,483
Integrated Device Technology, Inc. *                  53,182             790,285
International Displayworks, Inc. * (a)                 9,035              59,179
IXYS Corp. *                                           7,162              66,034
Kopin Corp. * (a)                                     19,676              98,577
Kulicke & Soffa Industries, Inc. *                    14,217             135,630
Lattice Semiconductor Corp. *                         31,448             209,444
LTX Corp. * (a)                                       17,083              92,248
Mattson Technology, Inc. *                            11,666             139,992
Micrel, Inc. *                                        17,027             252,340
Microsemi Corp. * (a)                                 17,587             511,958
Microtune, Inc. * (a)                                 14,855              77,543
MIPS Technologies, Inc., Class A *                    11,791              87,961
MKS Instruments, Inc. *                                8,874             207,918
Netlogic Microsystems, Inc * (a)                       2,858             117,778
OmniVision Technologies, Inc. * (a)                   14,258             430,592
ON Semiconductor Corp. * (a)                          39,061             283,583
Pericom Semiconductor Corp. *                          8,246              81,306
Photronics, Inc. *                                    10,957             205,553
Pixelworks, Inc. * (a)                                13,502              67,105
PLX Technology, Inc. * (a)                             6,600              82,830
PMC-Sierra, Inc. * (a)                                49,039             602,689
Power Integrations, Inc. * (a)                         8,032             199,033
Rambus, Inc. *                                        27,079           1,065,288
Rudolph Technologies, Inc. *                           6,863             117,014
Semitool, Inc. *                                       5,366              61,011
Semtech Corp. * (a)                                   20,079             359,213
Sigmatel, Inc. * (a)                                  10,038              87,732
Silicon Image, Inc. *                                 21,664             223,356
Silicon Laboratories, Inc. * (a)                      11,583             636,486
Skyworks Solutions, Inc. * (a)                        42,814             290,707
Tessera Technologies, Inc. * (a)                      11,990             384,639
TranSwitch Corp. * (a)                                30,369              78,959
Triquint Semiconductor, Inc. * (a)                    38,020             187,058
Ultratech, Inc. * (a)                                  6,596             161,470
Varian Semiconductor Equipment
   Associates, Inc. * (a)                             14,927             419,136
Veeco Instruments, Inc. * (a)                          7,232             168,867
Vitesse Semiconductor Corp. * (a)                     59,692             213,697
Volterra Semiconductor Corp. *                         4,275              81,610
Zoran Corp. * (a)                                     11,781             257,768
                                                               -----------------
                                                                      16,486,161

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SHIPBUILDING - 0.02%
Maritrans, Inc.                                        3,436   $          83,941
SOFTWARE - 2.29%
Advent Software, Inc. *                                5,932             168,587
Allscripts Healthcare Solution, Inc. *
   (a)                                                 9,141             167,372
Altiris, Inc. *                                        6,143             135,207
American Reprographics Company *                       3,678             127,590
ANSYS, Inc. *                                          8,634             467,531
AsiaInfo Holdings, Inc. * (a)                         11,125              55,625
Aspen Technology, Inc. * (a)                          11,975             151,484
Blackbaud, Inc.                                        2,911              61,684
Blackboard, Inc. *                                     5,022             142,675
Borland Software Corp. * (a)                          22,109             119,389
Bottomline Technologies, Inc. *                        4,782              65,657
Catapult Communications Corp. *                        2,977              39,594
CIBER, Inc. *                                         14,887              94,979
Concur Technologies, Inc. * (a)                        7,985             147,962
Covansys Corp. *                                       8,577             147,439
Dendrite International, Inc. *                        11,750             160,387
Emageon, Inc. *                                        4,153              70,559
Epicor Software Corp. * (a)                           14,562             195,568
EPIQ Systems, Inc. * (a)                               3,873              73,587
Equinix, Inc. * (a)                                    4,206             270,109
Faro Technologies, Inc. * (a)                          3,226              45,970
Igate Corp. * (a)                                      6,392              37,713
InfoUSA, Inc. * (a)                                    9,138             118,611
Intermediate Telephone, Inc. (a)                       5,933             127,204
iPass, Inc. * (a)                                     15,061             120,639
JDA Software Group, Inc. * (a)                         8,085             116,747
Keane, Inc. * (a)                                     12,560             197,820
Lawson Software, Inc. * (a)                           17,112             131,249
Macrovision Corp. * (a)                               13,821             306,135
Magma Design Automation, Inc. * (a)                    9,987              86,388
Manhattan Associates, Inc. *                           7,725             169,950
Mantech International Corp. *                          4,301             142,879
MapInfo Corp. *                                        5,993              84,022
McDATA Corp., Class A * (a)                           42,435             196,050
MicroStrategy, Inc., Class A *                         3,756             395,469
Midway Games, Inc. * (a)                               4,917              45,335
Monolithic Power Systems, Inc. *                       4,840              90,218
MRO Software, Inc. *                                   5,762              91,962
NetIQ Corp. * (a)                                     11,739             130,890
Nuance Communications, Inc. * (a)                     35,599             420,424
Open Solutions, Inc. * (a)                             5,483             149,741
Opsware, Inc. * (a)                                   20,427             175,059
Packeteer, Inc. *                                      9,307             107,961
PDF Solutions, Inc. * (a)                              5,257              99,462
Progress Software Corp. *                             10,906             317,256
Quality Systems, Inc. * (a)                            4,076             134,916
Secure Computing Corp. *                              12,723             146,823
SPSS, Inc. * (a)                                       4,927             155,989
THQ, Inc. * (a)                                       16,845             436,117
Tradestation Group, Inc. * (a)                         5,454   $          75,374
Transaction Systems Architects, Inc.,
   Class A *                                          10,314             321,900
Ulticom, Inc. *                                        3,862              41,517
Ultimate Software Group, Inc. * (a)                    6,420             165,957
VeriFone Holdings, Inc. *                              6,759             204,730
Verint Systems, Inc. *                                 3,641             128,782
Websense, Inc. * (a)                                  13,000             358,540
                                                               -----------------
                                                                       8,938,784
STEEL - 1.10%
Alaska Steel Holding Corp. *                          29,915             448,725
Carpenter Technology Corp.                             6,651             628,652
Chaparral Steel Company *                              6,178             401,076
NS Group, Inc. *                                       6,028             277,469
Oregon Steel Mills, Inc. * (a)                         9,611             491,795
Roanoke Electric Steel Corp.                           3,291             106,299
Ryerson Tull, Inc. (a)                                 6,769             181,138
Schnitzer Steel Industries, Inc. (a)                   5,919             253,629
Steel Dynamics, Inc. (a)                              10,945             620,910
Steel Technologies, Inc.                               3,162              76,836
Texas Industries, Inc. (a)                             6,138             371,288
Wheeling-Pittsburgh Corp. * (a)                        2,549              46,800
Worthington Industries, Inc. (a)                      18,779             376,707
                                                               -----------------
                                                                       4,281,324
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.99%
ADTRAN, Inc. (a)                                      17,788             465,690
Aeroflex, Inc. *                                      20,339             279,255
Airspan Networks, Inc. * (a)                          11,349              76,606
Applied Signal Technology, Inc.                        3,329              66,014
Arris Group, Inc. * (a)                               28,212             388,197
Atheros Communications, Inc. *                         9,327             244,274
Broadwing Corp. * (a)                                 17,737             261,443
Ciena Corp. * (a)                                    155,562             810,478
Commonwealth Telephone Enterprises, Inc.               5,998             206,631
Commscope, Inc. *                                     14,787             422,169
Comtech Telecommunications Corp. * (a)                 5,858             170,878
Consolidated Communications Holdings,
   Inc.                                                4,892              79,593
CT Communications, Inc.                                5,934              80,643
Ditech Communications Corp. *                          8,927              93,287
Essex Corp. * (a)                                      4,759             104,793
Fairpoint Communications, Inc. (a)                     8,009             110,684
Finisar Corp. * (a)                                   58,923             291,669
General Communication, Inc. *                         15,756             190,490
GlobeTel Communications Corp. * (a)                   19,310              48,082
Golden Telecom, Inc. (a)                               5,960             179,098
Harmonic, Inc. * (a)                                  20,160             128,419
InterDigital Communication Corp. *                    14,554             356,864
Intrado, Inc. * (a)                                    4,883             126,860
Iowa Telecommunications Services, Inc.
   (a)                                                 6,960             132,797
J2 Global Communications, Inc. * (a)                   6,422             301,834
Level 3 Communications, Inc. * (a)                   222,730           1,153,741

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES (CONTINUED)
Mastec, Inc. * (a)                                     9,387   $         133,014
MRV Communications, Inc. * (a)                        29,566             121,221
NETGEAR, Inc. * (a)                                    8,727             165,900
NeuStar, Inc., Class A *                               6,525             202,275
Newport Corp. *                                       10,021             188,996
Oplink Communications, Inc. * (a)                      4,165              72,221
Plantronics, Inc. (a)                                 13,278             470,440
Polycom, Inc. *                                       26,558             575,777
Powerwave Technologies, Inc. * (a)                    29,625             399,641
Premiere Global Services, Inc. *                      19,848             159,776
Price Communications Corp. *                          12,848             227,281
RCN Corp. * (a)                                        6,333             164,025
SBA Communications Corp. * (a)                        23,197             543,042
Shenandoah Telecommunications Company                  2,064              92,859
Sonus Networks, Inc. * (a)                            67,444             369,593
Spectralink Corp. (a)                                  5,659              71,020
SureWest Communications (a)                            4,449             107,310
Symmetricom, Inc. * (a)                               12,792             109,372
Tekelec, Inc. * (a)                                   15,389             212,830
Telkonet, Inc. * (a)                                  10,498              44,617
Terayon Communication Systems, Inc. *
   (a)                                                21,937              40,145
UTStarcom, Inc. * (a)                                 28,651             180,215
Viasat, Inc. *                                         5,899             169,006
Westell Technologies, Inc., Class A *                 15,355              62,495
                                                               -----------------
                                                                      11,653,560
TELEPHONE - 0.21%
Centennial Communications Corp., Class
   A *                                                 6,513              47,740
Cincinnati Bell, Inc. *                               67,476             304,992
IDT Corp. * (a)                                       15,965             176,733
North Pittsburgh Systems, Inc.                         4,948             115,486
TALK America Holdings, Inc. * (a)                      8,793              75,004
Valor Communications Group, Inc.                       8,620             113,439
                                                               -----------------
                                                                         833,394
TIRES & RUBBER - 0.13%
Bandag, Inc. (a)                                       3,297             138,045
Cooper Tire & Rubber Company (a)                      17,448             250,204
Myers Indiana, Inc.                                    7,355             117,607
                                                               -----------------
                                                                         505,856
TOBACCO - 0.16%
Alliance One International, Inc.                      23,840             115,863
Schweitzer Mauduit International, Inc.                 4,381             105,144
Universal Corp. (a)                                    6,886             253,198
Vector Group, Ltd. (a)                                 8,470             161,438
                                                               -----------------
                                                                         635,643
TOYS, AMUSEMENTS & SPORTING GOODS -
   0.06%
Jakks Pacific, Inc. * (a)                              6,925             185,174
Russ Berrie & Company, Inc. (a)                        3,689              56,073
                                                               -----------------
                                                                         241,247
TRANSPORTATION - 0.37%
Bristow Group, Inc. *                                  6,339   $         195,875
Dynamex, Inc. * (a)                                    3,958              76,468
Frozen Food Express Industries, Inc. *
   (a)                                                 5,004              52,292
Horizon Lines Inc (a)                                  4,459              57,789
Kirby Corp. *                                          5,927             403,688
Marten Transport, Ltd. *                               4,286              77,534
Pacer International, Inc.                             10,252             335,035
SCS Transportation, Inc. *                             4,259             123,979
U. S. Xpress Enterprises, Inc., Class
   A *                                                 2,972              57,865
USA Truck, Inc. *                                      1,885              46,409
                                                               -----------------
                                                                       1,426,934
TRAVEL SERVICES - 0.05%
Ambassadors Group, Inc.                                4,687             119,050
Pegasus Solutions, Inc. *                              6,183              58,182
                                                               -----------------
                                                                         177,232
TRUCKING & FREIGHT - 0.64%
Arkansas Best Corp. (a)                                6,919             270,671
Covenant Transport, Inc. * (a)                         2,727              39,814
EGL, Inc. * (a)                                        8,815             396,675
Forward Air Corp.                                      8,864             330,539
Heartland Express, Inc. (a)                           12,403             270,261
Hub Group, Inc., Class A *                             5,298             241,483
Knight Transportation, Inc.                           15,526             306,639
Old Dominion Freight Lines, Inc. * (a)                 7,621             205,386
Wabash National Corp. (a)                              8,665             171,134
Werner Enterprises, Inc. (a)                          13,833             254,112
                                                               -----------------
                                                                       2,486,714
UTILITY SERVICE - 0.03%
SJW Corp.                                              4,496             120,718
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $277,939,243)                        $     368,745,575
                                                               -----------------
RIGHTS - 0.00%
COSMETICS & TOILETRIES - 0.00%
Revlon, Inc.                                          39,118               1,565
                                           -----------------   -----------------
TOTAL RIGHTS (Cost $0)                                         $           1,565
                                                               -----------------
CORPORATE BONDS - 0.01%
METAL & METAL PRODUCTS - 0.01%
Mueller Industries, Inc.
   6.00% due 11/01/2014                    $          56,000              52,640
                                           -----------------   -----------------
TOTAL CORPORATE BONDS (Cost $55,001)                           $          52,640
                                                               -----------------
SHORT TERM INVESTMENTS - 30.56%
Federal Home Loan Mortgage Corp.
   Discount Notes
   zero coupon due 04/25/2006              $       5,000,000   $       4,984,500
International Bank for Reconstruction &
   Development
   zero coupon due 04/17/2006                      6,000,000           5,987,867
Rabobank USA Financial Corp.
   4.83% due 04/03/2006                            7,668,000           7,665,942

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      99,422,875   $      99,422,875
United States Treasury Bills
   zero coupon due 04/20/2006 ****                 1,000,000             997,858
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $119,058,875)                                         $     119,059,042
                                                               -----------------
TOTAL INVESTMENTS (SMALL CAP INDEX
   TRUST)
   (COST $397,053,119) - 125.20%                               $     487,858,822
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (25.20)%                                                        (98,196,808)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     389,662,014
                                                               =================

SMALL CAP OPPORTUNITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 95.43%
ALUMINUM - 1.11%
Century Aluminum Company * (a)                       113,942   $       4,836,838
APPAREL & TEXTILES - 0.71%
Wolverine World Wide, Inc.                           140,386           3,106,742
AUTO PARTS - 3.91%
American Axle & Manufacturing Holdings,
   Inc. (a)                                          124,943           2,140,274
BorgWarner, Inc. (a)                                 146,490           8,795,260
Commercial Vehicle Group, Inc. * (a)                 199,563           3,833,605
Noble International, Ltd. (a)                        136,698           2,314,297
                                                               -----------------
                                                                      17,083,436
AUTO SERVICES - 0.94%
Lithia Motors, Inc., Class A (a)                      94,744           3,287,617
Spartan Motors, Inc. (a)                              71,029             816,833
                                                               -----------------
                                                                       4,104,450
AUTOMOBILES - 1.71%
Rush Enterprises, Inc., Class A * (a)                 31,672             556,794
United Auto Group, Inc. (a)                          161,093           6,926,999
                                                               -----------------
                                                                       7,483,793
BANKING - 0.53%
Bank of the Ozarks, Inc. (a)                          56,980           2,079,770
Cathay General Bancorp, Inc. (a)                       6,405             241,084
                                                               -----------------
                                                                       2,320,854
BUILDING MATERIALS & CONSTRUCTION - 1.91%
Builders FirstSource, Inc. *                         287,726           6,534,257
Eagle Materials, Inc. (a)                             27,960           1,782,730
                                                               -----------------
                                                                       8,316,987
BUSINESS SERVICES - 0.95%
Exponent, Inc. *                                      23,300             737,445
SRA International, Inc., Class A * (a)                90,500           3,414,565
                                                               -----------------
                                                                       4,152,010
COMPUTERS & BUSINESS EQUIPMENT - 3.81%
CACI International, Inc., Class A * (a)               75,433           4,959,720
Digi International, Inc. * (a)                       386,584           4,511,435
Komag, Inc. * (a)                                     49,900   $       2,375,240
Sonic Solutions * (a)                                264,195           4,784,571
                                                               -----------------
                                                                      16,630,966
CONSTRUCTION & MINING EQUIPMENT - 1.22%
Pason Systems, Inc.                                  198,364           5,318,726
CONSTRUCTION MATERIALS - 1.02%
Universal Forest Products, Inc.                       69,762           4,429,189
CRUDE PETROLEUM & NATURAL GAS - 1.95%
Cimarex Energy Company * (a)                          68,875           2,979,532
Helmerich & Payne, Inc. (a)                           17,600           1,228,832
Hydril * (a)                                           8,800             685,960
Unit Corp. *                                          64,844           3,615,053
                                                               -----------------
                                                                       8,509,377
DOMESTIC OIL - 2.42%
Brigham Exploration Company * (a)                    305,568           2,676,776
Oil States International, Inc. * (a)                 123,324           4,544,489
TETRA Technologies, Inc. * (a)                        71,069           3,343,086
                                                               -----------------
                                                                      10,564,351
DRUGS & HEALTH CARE - 0.58%
Qiagen NV * (a)                                      159,300           2,375,163
West Pharmaceutical Services, Inc.                     3,900             135,408
                                                               -----------------
                                                                       2,510,571
ELECTRICAL EQUIPMENT - 2.42%
AMETEK, Inc. (a)                                     164,055           7,375,913
FLIR Systems, Inc. * (a)                             112,400           3,193,284
                                                               -----------------
                                                                      10,569,197
ELECTRICAL UTILITIES - 0.95%
Allete, Inc. (a)                                      39,125           1,823,225
Pike Electric Corp. *                                111,300           2,338,413
                                                               -----------------
                                                                       4,161,638
ELECTRONICS - 0.71%
TTM Technologies, Inc. * (a)                         213,568           3,094,600
ENERGY - 2.99%
Headwaters, Inc. * (a)                                93,332           3,713,680
New Jersey Resources Corp.                            52,855           2,391,689
Southwestern Energy Company * (a)                    216,304           6,962,826
                                                               -----------------
                                                                      13,068,195
FINANCIAL SERVICES - 5.87%
Accredited Home Lenders Holding
   Company * (a)                                     127,910           6,546,434
Ace Cash Express, Inc. * (a)                         164,624           4,097,491
Affiliated Managers Group, Inc. * (a)                 83,380           8,889,142
Asset Acceptance Capital Corp. * (a)                   6,676             129,982
Commercial Capital Bancorp, Inc. (a)                 271,220           3,813,353
Harbor Florida Bancshares, Inc. (a)                   56,300           2,132,081
                                                               -----------------
                                                                      25,608,483
HEALTHCARE PRODUCTS - 3.07%
American Medical Systems Holdings,
   Inc. * (a)                                         87,900           1,977,750
Merit Medical Systems, Inc. *                         79,400             953,594

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Orthofix International NV *                           95,869   $       3,817,504
Polymedica Corp. (a)                                 104,284           4,417,470
Respironics, Inc. *                                   57,574           2,240,204
                                                               -----------------
                                                                      13,406,522
HOMEBUILDERS - 4.39%
Beazer Homes USA, Inc. (a)                            23,600           1,550,520
Comstock Homebuilding Companies,
   Inc. * (a)                                        179,643           1,977,870
Meritage Homes Corp. * (a)                           120,300           6,611,688
Ryland Group, Inc. (a)                               129,888           9,014,227
                                                               -----------------
                                                                      19,154,305
HOUSEHOLD APPLIANCES - 1.87%
Drew Industries, Inc. *                               97,506           3,466,338
Technical Olympic USA, Inc. (a)                      230,564           4,691,978
                                                               -----------------
                                                                       8,158,316
HOUSEHOLD PRODUCTS - 0.82%
Tempur-Pedic International, Inc. * (a)               252,252           3,569,366
INDUSTRIAL MACHINERY - 6.11%
Actuant Corp., Class A (a)                            86,268           5,281,327
Ceradyne, Inc. * (a)                                 150,763           7,523,074
FMC Technologies, Inc. *                              49,867           2,554,188
Graco, Inc.                                           84,396           3,834,110
Middleby Corp. * (a)                                  53,114           4,446,704
Rush Enterprises, Inc., Class B *                    180,476           3,008,535
                                                               -----------------
                                                                      26,647,938
INSURANCE - 3.31%
American Equity Investment Life Holding
   Company (a)                                        59,700             856,098
Aspen Insurance Holdings, Ltd.                       161,390           3,979,878
Assured Guaranty, Ltd.                                98,547           2,463,675
Hub International, Ltd.                               79,677           2,232,550
Max Re Capital, Ltd.                                   6,500             154,700
Scottish Re Group, Ltd. (a)                           83,593           2,073,942
Triad Guaranty, Inc. * (a)                            56,757           2,661,903
                                                               -----------------
                                                                      14,422,746
INTERNET CONTENT - 0.91%
Schawk, Inc., Class A (a)                            152,500           3,966,525
INTERNET SERVICE PROVIDER - 0.60%
Tom Online, Inc., ADR * (a)                          102,700           2,612,688
LEISURE TIME - 1.03%
Penn National Gaming, Inc. * (a)                     106,951           4,511,193
MANUFACTURING - 2.18%
Carlisle Companies, Inc. (a)                          68,920           5,637,656
Raven Industries, Inc. (a)                            99,128           3,876,896
                                                               -----------------
                                                                       9,514,552
MEDICAL-HOSPITALS - 0.62%
VCA Antech, Inc. *                                    95,232           2,712,207
METAL & METAL PRODUCTS - 1.23%
Quanex Corp. (a)                                      43,800           2,918,394
Reliance Steel & Aluminum Company (a)                 26,208   $       2,461,455
                                                               -----------------
                                                                       5,379,849
MINING - 1.53%
AMCOL International Corp. (a)                        232,265           6,689,232
MOBILE HOMES - 2.23%
Thor Industries, Inc. (a)                            107,597           5,741,376
Winnebago Industries, Inc. (a)                       130,877           3,970,808
                                                               -----------------
                                                                       9,712,184
PETROLEUM SERVICES - 0.86%
Core Laboratories NV * (a)                            78,534           3,734,292
RAILROADS & EQUIPMENT - 1.73%
Genesee & Wyoming, Inc., Class A * (a)               246,401           7,559,583
REAL ESTATE - 16.69%
Aames Investment Corp., REIT (a)                     566,053           3,215,181
American Home Mortgage Investment Corp.,
   REIT (a)                                          313,807           9,793,917
Anthracite Capital, Inc., REIT (a)                   170,444           1,871,475
Ashford Hospitality Trust, Inc., REIT (a)            395,686           4,906,506
CentraCore Properties Trust, REIT (a)                 45,059           1,128,728
Corporate Office Properties Trust, REIT               66,303           3,032,699
Equity One, Inc., REIT                               175,882           4,319,662
First Potomac Realty Trust, REIT (a)                  47,600           1,344,700
Gramercy Captial Corp., REIT (a)                      86,996           2,168,810
Jer Investors Trust, Inc., REIT                      269,477           4,478,708
KKR Financial Corp., REIT                            328,388           7,365,743
LaSalle Hotel Properties, REIT (a)                   144,020           5,904,820
Luminent Mortgage Capital, Inc., REIT (a)            137,989           1,119,091
MortgageIT Holdings, Inc., REIT (a)                  142,200           1,540,026
New Century Financial Corp., REIT (a)                 80,798           3,718,324
Newcastle Investment Corp., REIT                     253,060           6,053,195
RAIT Investment Trust, REIT (a)                      182,582           5,156,116
Redwood Trust, Inc., REIT (a)                         91,904           3,981,281
Saxon Capital, Inc., REIT (a)                        165,134           1,723,999
                                                               -----------------
                                                                      72,822,981
RETAIL GROCERY - 0.70%
Ruddick Corp. (a)                                     71,529           1,738,870
United Natural Foods, Inc. * (a)                      37,055           1,295,813
                                                               -----------------
                                                                       3,034,683
RETAIL TRADE - 1.99%
Cabela's, Inc. * (a)                                 162,160           3,327,523
First Cash Financial Services *                      171,228           3,422,848
Ritchie Brothers Auctioneers, Inc.                    39,490           1,954,755
                                                               -----------------
                                                                       8,705,126
SEMICONDUCTORS - 1.61%
Diodes, Inc. * (a)                                   169,603           7,038,524
SOFTWARE - 0.39%
Websense, Inc. * (a)                                  62,116           1,713,159

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.69%
J2 Global Communications, Inc. * (a)                  81,000   $       3,807,000
NETGEAR, Inc. * (a)                                  187,552           3,565,364
                                                               -----------------
                                                                       7,372,364
TRUCKING & FREIGHT - 4.16%
Landstar Systems, Inc. (a)                            44,032           1,942,692
Old Dominion Freight Lines, Inc. * (a)               197,275           5,316,561
Oshkosh Truck Corp. (a)                              174,966          10,889,884
                                                               -----------------
                                                                      18,149,137
                                                               -----------------
TOTAL COMMON STOCKS (Cost $336,502,433)                        $     416,457,875
                                                               -----------------
SHORT TERM INVESTMENTS - 25.36%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     110,665,438   $     110,665,438
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $110,665,438)                                         $     110,665,438
                                                               -----------------
REPURCHASE AGREEMENTS - 4.15%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $18,118,207 on 04/03/2006,
   collateralized by $18,720,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at
   $18,478,755, including interest) (c)    $      18,113,000   $      18,113,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,113,000)                                          $      18,113,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL CAP
   OPPORTUNITIES TRUST)
   (COST $465,280,871) - 124.94%                               $     545,236,313
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (24.94)%                                                       (108,833,625)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     436,402,688
                                                               =================

SMALL CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.64%
ADVERTISING - 1.85%
Ventiv Health, Inc. * (a)                             97,720   $       3,246,258
APPAREL & TEXTILES - 4.13%
Hartmarx Corp. * (a)                                 206,470           1,839,648
Warnaco Group, Inc. * (a)                            225,470           5,411,280
                                                               -----------------
                                                                       7,250,928
AUTO PARTS - 2.29%
LKQ Corp. * (a)                                      193,020           4,016,746
BANKING - 7.54%
Boston Private Financial Holdings,
   Inc. (a)                                          131,380           4,439,330
First Community Bancorp (a)                           53,460           3,082,504
Placer Sierra Bancshares                             133,200   $       3,802,860
Tierone Corp.                                         56,490           1,917,835
                                                               -----------------
                                                                      13,242,529
BUSINESS SERVICES - 3.55%
Escala Group, Inc. * (a)                             150,880           3,951,547
Infocrossing, Inc. * (a)                             189,990           2,289,380
                                                               -----------------
                                                                       6,240,927
CHEMICALS - 4.66%
Arch Chemicals, Inc. (a)                              94,390           2,869,456
Cytec Industries, Inc. (a)                            88,630           5,318,686
                                                                       8,188,142
COAL - 1.52%
James River Coal Company * (a)                        78,730           2,674,458
COMPUTERS & BUSINESS EQUIPMENT - 1.45%
Parametric Technology Corp. * (a)                    156,040           2,548,133
CONSTRUCTION MATERIALS - 2.00%
Clarcor, Inc. (a)                                     98,630           3,511,228
COSMETICS & TOILETRIES - 3.25%
Intermediate Parfums, Inc. (a)                       134,610           2,682,778
Playtex Products, Inc. * (a)                         289,330           3,029,285
                                                               -----------------
                                                                       5,712,063
CRUDE PETROLEUM & NATURAL GAS - 2.23%
Petroquest Energy, Inc. * (a)                        388,180           3,916,736
DOMESTIC OIL - 1.65%
Forest Oil Corp. * (a)                                54,070           2,010,323
Mariner Energy, Inc. * (a)                            43,660             895,466
                                                               -----------------
                                                                       2,905,789
ELECTRICAL EQUIPMENT - 1.70%
Encore Wire Corp. * (a)                               88,330           2,992,620
ELECTRONICS - 6.61%
Daktronics, Inc. (a)                                 135,830           4,957,795
Trimble Navigation, Ltd. *                           147,850           6,660,643
                                                               -----------------
                                                                      11,618,438
GAS & PIPELINE UTILITIES - 1.98%
Dresser-Rand Group, Inc. * (a)                       139,770           3,473,285
HEALTHCARE PRODUCTS - 8.51%
Cantel Medical Corp. * (a)                           201,210           3,297,832
Hologic, Inc. * (a)                                   86,710           4,799,399
Inverness Medical Innovations, Inc. * (a)            134,810           3,873,091
Kensey Nash Corp. * (a)                              104,090           2,976,974
                                                               -----------------
                                                                      14,947,296
HEALTHCARE SERVICES - 0.89%
Radiation Therapy Services, Inc. *                    61,340           1,564,783
INDUSTRIAL MACHINERY - 3.10%
Presstek, Inc. * (a)                                 196,160           2,334,304
Watts Industries, Inc., Class A (a)                   85,400           3,103,436
                                                               -----------------
                                                                       5,437,740

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE - 6.43%
James River Group, Inc. * (a)                         29,910   $         805,177
National Interstate Corp. * (a)                       87,420           1,901,385
Philadelphia Consolidated Holding Corp. *            136,030           4,644,064
Scottish Re Group, Ltd. (a)                          159,270           3,951,489
                                                                      11,302,115
INTERNET SERVICE PROVIDER - 2.97%
Avocent Corp. *                                      164,220           5,212,343
INTERNET SOFTWARE - 1.90%
Lionbridge Technologies, Inc. * (a)                  422,840           3,344,664
LEISURE TIME - 3.03%
Gaylord Entertainment Company * (a)                  117,430           5,328,974
MEDICAL-HOSPITALS - 1.38%
Lifepoint Hospitals, Inc. * (a)                       77,720           2,417,092
PETROLEUM SERVICES - 0.67%
Hercules Offshore, Inc. * (a)                         34,870           1,185,929
PHARMACEUTICALS - 1.50%
Prestige Brands Holdings, Inc. * (a)                 216,870           2,639,308
PUBLISHING - 2.20%
Courier Corp. (a)                                     87,010           3,858,023
RAILROADS & EQUIPMENT - 2.08%
Genesee & Wyoming, Inc., Class A * (a)               119,350           3,661,658
RETAIL TRADE - 7.80%
Big Lots, Inc. * (a)                                 276,900           3,865,524
Build A Bear Workshop, Inc. * (a)                    109,350           3,351,578
Cost Plus, Inc. * (a)                                182,620           3,122,802
New York & Co., Inc. * (a)                           224,960           3,360,902
                                                               -----------------
                                                                      13,700,806
SANITARY SERVICES - 1.55%
Aqua America, Inc. (a)                                97,620           2,715,788
SEMICONDUCTORS - 0.15%
Silicon Image, Inc. *                                 25,800             265,998
SOFTWARE - 8.07%
Emageon, Inc. * (a)                                  100,560           1,708,514
Hyperion Solutions Corp. *                            25,970             846,622
Secure Computing Corp. * (a)                         392,020           4,523,911
Take-Two Interactive Software, Inc. * (a)            175,950           3,283,227
Transaction Systems Architects, Inc.,
   Class A *                                         122,480           3,822,601
                                                               -----------------
                                                                      14,184,875
                                                               -----------------
TOTAL COMMON STOCKS (Cost $151,176,415)                        $     173,305,672
                                                               -----------------
SHORT TERM INVESTMENTS - 25.53%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      44,851,368   $      44,851,368
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $44,851,368)                                          $      44,851,368
                                                               -----------------
REPURCHASE AGREEMENTS - 1.49%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $2,619,753 on 04/03/2006,
   collateralized by $2,710,000
   Federal National Mortgage
   Association, 5.60% due
   07/27/2015 (valued at $2,675,076,
   including interest) (c)                 $       2,619,000   $       2,619,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,619,000)                                           $       2,619,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL CAP TRUST)
   (COST $198,646,783) - 125.66%                               $     220,776,040
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (25.66)%                                                        (45,081,797)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     175,694,243
                                                               =================

SMALL CAP VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.68%
AIR TRAVEL - 0.80%
Airtran Holdings, Inc. * (a)                         139,900   $       2,533,589
APPAREL & TEXTILES - 2.12%
Stage Stores, Inc. (a)                               226,050           6,724,988
AUTO PARTS - 1.20%
Modine Manufacturing Company                         118,600           3,498,700
O'Reilly Automotive, Inc. *                            8,700             318,072
                                                               -----------------
                                                                       3,816,772
AUTO SERVICES - 0.68%
Spartan Motors, Inc.                                 186,500           2,144,750
BANKING - 6.35%
Amcore Financial, Inc.                                88,200           2,788,884
First Midwest Bancorp, Inc.                           79,300           2,900,001
International Bancshares Corp.                       101,500           2,916,095
MB Financial, Inc. (a)                                49,400           1,748,760
Newalliance Bancshares, Inc. (a)                     139,600           2,014,428
Texas Regional Bancshares, Inc., Class A             141,460           4,171,655
Webster Financial Corp.                                1,700              82,382
Westamerica Bancorporation                            68,000           3,530,560
                                                               -----------------
                                                                      20,152,765
BIOTECHNOLOGY - 0.04%
Charles River Laboratories
   International, Inc. *                               2,600             127,452
BUILDING MATERIALS & CONSTRUCTION - 3.08%
Trex Company, Inc. * (a)                             159,400           5,052,980
WCI Commmunities, Inc. * (a)                         170,200           4,734,964
                                                               -----------------
                                                                       9,787,944
BUSINESS SERVICES - 6.20%
ADVO, Inc. (a)                                       129,100           4,131,200
Bowne & Company, Inc. (a)                            244,700           4,079,149
MAXIMUS, Inc.                                        110,200           3,964,996

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Reynolds & Reynolds Company, Class A                 264,800   $       7,520,320
                                                               -----------------
                                                                      19,695,665
CHEMICALS - 0.04%
Ashland, Inc.                                          1,800             127,944
COMPUTERS & BUSINESS EQUIPMENT - 0.04%
Diebold, Inc.                                          3,200             131,520
CONSTRUCTION MATERIALS - 2.00%
Simpson Manufacturing, Inc. (a)                      146,800           6,356,440
CONTAINERS & GLASS - 0.04%
Bemis Company, Inc.                                    3,900             123,162
COSMETICS & TOILETRIES - 0.90%
Helen of Troy, Ltd. * (a)                            135,300           2,868,360
CRUDE PETROLEUM & NATURAL GAS - 1.89%
Penn Virginia Corp.                                   82,100           5,829,100
Plains Exploration & Production Company *              4,000             154,560
                                                               -----------------
                                                                       5,983,660
DOMESTIC OIL - 3.80%
Encore Aquisition Company * (a)                      178,650           5,538,150
Whiting Petroleum Corp. * (a)                        159,200           6,525,608
                                                               -----------------
                                                                      12,063,758
ELECTRICAL EQUIPMENT - 2.03%
NAM TAI Electronics, Inc. (a)                        123,100           2,820,221
Varian, Inc. *                                        87,900           3,619,722
                                                               -----------------
                                                                       6,439,943
ELECTRICAL UTILITIES - 1.80%
PNM Resources, Inc.                                  123,300           3,008,520
Westar Energy, Inc.                                  130,300           2,711,543
                                                               -----------------
                                                                       5,720,063
ELECTRONICS - 2.19%
Belden CDT, Inc. (a)                                 254,849           6,939,538
ENERGY - 1.02%
New Jersey Resources Corp. (a)                        71,700           3,244,425
FINANCIAL SERVICES - 2.12%
American Capital Strategies, Ltd. (a)                  3,900             137,124
Asta Funding, Inc. (a)                                85,900           2,857,034
Delphi Financial Group, Inc.                          72,050           3,719,941
                                                               -----------------
                                                                       6,714,099
FOOD & BEVERAGES - 0.06%
Hormel Foods Corp.                                     5,500             185,900
GAS & PIPELINE UTILITIES - 1.40%
Atmos Energy Corp.                                   110,300           2,904,199
UGI Corp.                                              8,800             185,416
WGL Holdings, Inc. (a)                                44,900           1,365,858
                                                               -----------------
                                                                       4,455,473
HEALTHCARE PRODUCTS - 1.48%
DENTSPLY International, Inc.                           2,200             127,930
Diagnostic Products Corp. (a)                         96,000           4,572,480
                                                               -----------------
                                                                       4,700,410
HEALTHCARE SERVICES - 2.87%
CorVel Corp. *                                       100,100   $       2,204,202
ICON PLC, ADR * (a)                                  141,200           6,903,268
                                                               -----------------
                                                                       9,107,470
HOMEBUILDERS - 0.98%
Meritage Homes Corp. *                                53,000           2,912,880
Standard Pacific Corp.                                 5,800             194,996
                                                               -----------------
                                                                       3,107,876
HOTELS & RESTAURANTS - 1.38%
CEC Entertainment, Inc. *                             72,550           2,439,131
Interstate Hotels & Resorts, Inc. *                  362,700           1,940,445
                                                               -----------------
                                                                       4,379,576
HOUSEHOLD PRODUCTS - 0.81%
Tempur-Pedic International, Inc. * (a)               181,800           2,572,470
INDUSTRIAL MACHINERY - 1.55%
Albany International Corp., Class A                   64,800           2,468,232
Graco, Inc.                                            2,000              90,860
Kadant, Inc. * (a)                                    19,900             451,730
Quixote Corp. (a)                                     77,600           1,920,600
                                                               -----------------
                                                                       4,931,422
INSURANCE - 7.04%
Assured Guaranty, Ltd.                               231,700           5,792,500
IPC Holdings, Ltd. (a)                                64,500           1,809,225
Platinum Underwriters Holdings, Ltd. (a)             152,800           4,446,480
Reinsurance Group of America, Inc. (a)                57,500           2,719,175
Scottish Re Group, Ltd. (a)                          185,600           4,604,736
Universal American Financial Corp. *                 192,600           2,966,040
                                                               -----------------
                                                                      22,338,156
INVESTMENT COMPANIES - 1.06%
Ares Cap Corp. (a)                                   196,000           3,367,280
MANUFACTURING - 10.18%
Acuity Brands, Inc. (a)                              205,800           8,232,000
AptarGroup, Inc.                                      87,700           4,845,425
Carlisle Companies, Inc.                             116,400           9,521,520
Deswell Industries, Inc.                             225,350           2,122,797
Novelis, Inc.                                        369,100           7,592,387
                                                               -----------------
                                                                      32,314,129
MEDICAL-HOSPITALS - 0.73%
AmSurg Corp. * (a)                                   102,449           2,324,568
METAL & METAL PRODUCTS - 2.97%
Matthews International Corp., Class A (a)            131,300           5,023,538
Mueller Industries, Inc.                             123,500           4,407,715
                                                               -----------------
                                                                       9,431,253
MINING - 1.60%
Compass Minerals International, Inc. (a)             202,700           5,065,473
OFFICE FURNISHINGS & SUPPLIES - 2.53%
United Stationers, Inc. * (a)                        151,200           8,028,720
PHARMACEUTICALS - 1.69%
Herbalife, Ltd. *                                    158,800           5,362,676

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PUBLISHING - 1.16%
Valassis Communications, Inc. *                      125,700   $       3,691,809
RAILROADS & EQUIPMENT - 1.46%
Genesee & Wyoming, Inc., Class A *                   151,425           4,645,719
REAL ESTATE - 9.59%
Acadia Realty Trust, REIT                             93,600           2,204,280
Cousins Properties, Inc., REIT (a)                    80,000           2,674,400
Innkeepers USA Trust, REIT                           167,800           2,844,210
LaSalle Hotel Properties, REIT                        76,300           3,128,300
Maguire Properties, Inc., REIT                        90,900           3,317,850
Pennsylvania Real Estate
   Investment Trust, REIT (a)                         55,000           2,420,000
PS Business Parks, Inc., REIT                         45,600           2,549,952
RAIT Investment Trust, REIT (a)                       88,900           2,510,536
Realty Income Corp., REIT                            181,900           4,403,799
U-Store-It Trust, REIT                               208,500           4,201,275
Ventas, Inc., REIT                                     5,600             185,808
                                                               -----------------
                                                                      30,440,410
RETAIL TRADE - 6.20%
Casey's General Stores, Inc.                         206,200           4,715,794
Cato Corp., Class A                                  174,100           4,154,026
NBTY, Inc. * (a)                                     255,400           5,751,608
The Yankee Candle, Inc.                              185,400           5,074,398
                                                               -----------------
                                                                      19,695,826
TOBACCO - 1.02%
Universal Corp.                                       88,100           3,239,437
TRUCKING & FREIGHT - 1.58%
Vitran Corp, Inc. *                                  197,600           3,965,832
Werner Enterprises, Inc.                              56,900           1,045,253
                                                                      5,011,085
                                                               -----------------
TOTAL COMMON STOCKS (Cost $263,986,239)                        $     310,093,975
                                                               -----------------
SHORT TERM INVESTMENTS - 22.28%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      70,727,900   $      70,727,900
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $70,727,900)                                          $      70,727,900
                                                               -----------------
REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $270,078 on 04/03/2006,
   collateralized by $295,000 Federal
   National Mortgage Association,
   5.50% due 07/14/2028 (valued at
   $275,868, including interest) (c)       $         270,000   $         270,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $270,000)                                             $         270,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL CAP VALUE TRUST)
   (COST $334,984,139) - 120.04%                               $     381,091,875
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (20.04)%                                                          (63,622,950)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     317,468,925
                                                               =================

SMALL COMPANY GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.02%
ADVERTISING - 0.60%
aQuantive, Inc. *                                      3,862   $          90,911
ValueClick, Inc. *                                    20,053             339,297
                                                               -----------------
                                                                         430,208
AEROSPACE - 0.41%
TransDigm Group, Inc. *                               11,576             298,082
APPAREL & TEXTILES - 2.65%
Joseph A. Bank Clothiers, Inc. *                      16,735             802,443
Warnaco Group, Inc. *                                 24,651             591,624
Wolverine World Wide, Inc.                            23,155             512,420
                                                               -----------------
                                                                       1,906,487
BANKING - 2.42%
East West Bancorp, Inc.                               11,108             428,213
PrivateBancorp, Inc.                                   6,933             287,650
SVB Financial Group *                                  8,938             474,161
Texas Capital Bancshares, Inc. *                      12,540             300,960
Texas Regional Bancshares, Inc., Class A               8,632             254,549
                                                               -----------------
                                                                       1,745,533
BIOTECHNOLOGY - 3.63%
Integra LifeSciences Holdings Corp. *                 16,590             679,858
MGI Pharma, Inc. *                                    20,445             357,787
Millipore Corp. *                                      8,517             622,252
Myriad Genetics, Inc. *                               18,431             480,865
Nektar Therapeutics *                                 23,270             474,243
                                                               -----------------
                                                                       2,615,005
BUILDING MATERIALS & CONSTRUCTION - 1.35%
Eagle Materials, Inc.                                 15,267             973,424
BUSINESS SERVICES - 5.88%
Corporate Executive Board Company                      5,911             596,420
CoStar Group, Inc. *                                  11,419             592,532
Euronet Worldwide, Inc. *                             25,360             959,369
Global Payments, Inc.                                 11,921             631,932
Jackson Hewitt Tax Service, Inc.                      11,498             363,107
Korn/Ferry International *                            28,583             582,807
MPS Group, Inc. *                                     33,246             508,664
                                                               -----------------
                                                                       4,234,831
CHEMICALS - 0.57%
Rockwood Holdings, Inc. *                             17,757             408,766
COMPUTERS & BUSINESS EQUIPMENT - 1.94%
Blue Coat Systems, Inc. *                              8,011             174,159
Kronos, Inc. *                                        12,147             454,176
Merge Technologies, Inc. *                            15,192             242,616
Micros Systems, Inc. *                                11,439             526,995
                                                               -----------------
                                                                       1,397,946

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS - 1.59%
JLG Industries, Inc.                                  24,546   $         755,771
Regal-Beloit Corp.                                     9,154             386,940
                                                               -----------------
                                                                       1,142,711
CRUDE PETROLEUM & NATURAL GAS - 1.80%
Hydril *                                               7,801             608,088
Unit Corp. *                                          12,321             686,896
                                                               -----------------
                                                                       1,294,984
DOMESTIC OIL - 2.18%
Encore Aquisition Company *                           20,102             623,162
Range Resources Corp.                                 21,151             577,634
Whiting Petroleum Corp. *                              8,953             366,983
                                                               -----------------
                                                                       1,567,779
DRUGS & HEALTH CARE - 1.37%
Immucor Corp. *                                       13,639             391,303
Mentor Corp.                                          13,121             594,512
                                                               -----------------
                                                                         985,815
ELECTRICAL EQUIPMENT - 2.99%
FLIR Systems, Inc. *                                  23,202             659,169
Varian, Inc. *                                        15,773             649,532
Wesco International, Inc. *                           12,450             846,725
                                                               -----------------
                                                                       2,155,426
ELECTRICAL UTILITIES - 0.24%
Pike Electric Corp. *                                  8,197             172,219
ELECTRONICS - 2.63%
Orbotech, Ltd. ADR *                                  13,776             339,303
Thomas & Betts Corp. *                                15,132             777,482
Trimble Navigation, Ltd. *                            17,281             778,509
                                                               -----------------
                                                                       1,895,294
FINANCIAL SERVICES - 2.01%
Affiliated Managers Group, Inc. *                      7,400             788,914
Jefferies Group, Inc.                                 11,312             661,752
                                                               -----------------
                                                                       1,450,666
GAS & PIPELINE UTILITIES - 0.55%
Bill Barrett Corp. *                                  12,136             395,512
HEALTHCARE PRODUCTS - 4.70%
American Medical Systems Holdings,
   Inc. *                                             31,036             698,310
Cyberonics, Inc. *                                    17,348             447,058
Gen-Probe, Inc. *                                     13,610             750,183
Nuvasive, Inc. *                                      32,323             609,289
ResMed, Inc. *                                         8,426             370,576
Wright Medical Group, Inc. *                          25,879             511,110
                                                               -----------------
                                                                       3,386,526
HEALTHCARE SERVICES - 3.80%
Cerner Corp. *                                        12,602             597,965
Pediatrix Medical Group, Inc. *                        8,083             829,639
Per-Se Technologies, Inc. *                           24,827             661,888
The Advisory Board Company *                          11,547             643,976
                                                               -----------------
                                                                       2,733,468
HOLDINGS COMPANIES/CONGLOMERATES - 1.30%
United Industrial Corp.                               15,389   $         937,652
HOTELS & RESTAURANTS - 3.59%
Applebee's International, Inc.                        14,556             357,350
Choice Hotels, Inc.                                   10,983             502,802
Jack In the Box, Inc. *                               13,290             578,115
P.F. Chang's China Bistro, Inc. *                     13,330             657,035
RARE Hospitality International, Inc. *                14,065             489,884
                                                               -----------------
                                                                       2,585,186
HOUSEHOLD APPLIANCES - 0.77%
The Toro Company                                      11,592             553,518
HOUSEHOLD PRODUCTS - 1.61%
Church & Dwight, Inc.                                 14,883             549,480
Tempur-Pedic International, Inc. *                    43,133             610,332
                                                               -----------------
                                                                       1,159,812
INDUSTRIAL MACHINERY - 2.22%
Actuant Corp., Class A                                 9,739             596,222
Ceradyne, Inc. *                                       6,425             320,608
FMC Technologies, Inc. *                              13,279             680,150
                                                               -----------------
                                                                       1,596,980
INSURANCE - 1.67%
HCC Insurance Holdings, Inc.                          17,363             604,232
ProAssurance Corp. *                                  11,471             596,492
                                                               -----------------
                                                                       1,200,724
INTERNET CONTENT - 0.79%
Digitas, Inc. *                                       39,369             566,914
INTERNET SOFTWARE - 1.90%
F5 Networks, Inc. *                                    8,312             602,537
Safenet, Inc. *                                       14,060             372,309
Sapient Corp. *                                       51,844             395,569
                                                               -----------------
                                                                       1,370,415
LEISURE TIME - 0.80%
RC2 Corp. *                                           14,535             578,638
MANUFACTURING - 0.46%
Blout International, Inc. *                           20,693             333,364
MEDICAL-HOSPITALS - 2.10%
AmSurg Corp. *                                        15,618             354,372
Lifepoint Hospitals, Inc. *                           15,069             468,646
VCA Antech, Inc. *                                    24,093             686,169
                                                               -----------------
                                                                       1,509,187
MINING - 0.94%
Lincoln Electric Holding, Inc.                        12,505             675,145
PETROLEUM SERVICES - 3.02%
Core Laboratories NV *                                11,289             536,792
Grey Wolf, Inc. *                                     62,657             466,168
Superior Energy Services, Inc. *                      21,972             588,630
Veritas DGC, Inc. *                                   12,850             583,261
                                                               -----------------
                                                                       2,174,851

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS - 3.77%
Alkermes, Inc. *                                      21,393   $         471,716
Amylin Pharmaceuticals, Inc. *                         8,844             432,914
Encysive Pharmaceuticals, Inc. *                      32,704             159,922
First Horizon Pharmaceutical Corp. *                  21,749             548,292
Medicis Pharmaceutical Corp., Class A                 11,031             359,611
NPS Pharmaceuticals, Inc. *                           16,080             137,323
United Therapeutics Corp. *                            9,165             607,456
                                                               -----------------
                                                                       2,717,234
POLLUTION CONTROL - 1.07%
Stericycle, Inc. *                                    11,383             769,719
REAL ESTATE - 0.48%
BioMed Realty Trust, Inc., REIT                       11,716             347,262
RETAIL TRADE - 6.94%
BJ's Wholesale Club, Inc. *                           15,315             482,576
Charlotte Russe Holding, Inc. *                       29,367             628,454
Childrens Place Retail Stores, Inc. *                 13,465             779,624
Coldwater Creek, Inc. *                               25,014             695,389
Dicks Sporting Goods, Inc. *                          13,878             550,540
Guitar Center, Inc. *                                  8,692             414,608
New York & Co., Inc. *                                30,244             451,845
Regis Corp.                                           14,374             495,616
United Rentals, Inc. *                                14,372             495,834
                                                               -----------------
                                                                       4,994,486
SEMICONDUCTORS - 5.46%
Cirrus Logic, Inc. *                                  52,602             446,065
Emulex Corp. *                                        25,553             436,701
FormFactor, Inc. *                                    13,704             538,841
Genesis Microchip, Inc. *                             15,243             259,741
Microsemi Corp. *                                     25,962             755,754
Power Integrations, Inc. *                            19,315             478,626
Tessera Technologies, Inc. *                          18,426             591,106
Varian Semiconductor Equipment
   Associates, Inc. *                                 15,242             427,995
                                                               -----------------
                                                                       3,934,829
SOFTWARE - 4.42%
Allscripts Healthcare Solution, Inc. *                22,185             406,207
ANSYS, Inc. *                                         10,538             570,633
Avid Technology, Inc. *                                8,703             378,232
Blackboard, Inc. *                                    19,715             560,103
Epicor Software Corp. *                               36,490             490,061
MicroStrategy, Inc., Class A *                         5,350             563,302
THQ, Inc. *                                            8,248             213,541
                                                               -----------------
                                                                       3,182,079
STEEL - 1.25%
Carpenter Technology Corp.                             9,488             896,806
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 4.84%
Aeroflex, Inc. *                                      43,261             593,974
NETGEAR, Inc. *                                       28,672             545,055
NeuStar, Inc., Class A *                              16,010             496,310
NICE Systems, Ltd. *                                   7,101   $         361,867
Polycom, Inc. *                                       30,056             651,614
SBA Communications Corp. *                            35,711             835,994
                                                               -----------------
                                                                       3,484,814
TOYS, AMUSEMENTS & SPORTING GOODS -
   0.65%
Marvel Entertainment, Inc. *                          23,209             466,965
TRANSPORTATION - 0.82%
Kirby Corp. *                                          8,683             591,399
TRUCKING & FREIGHT - 1.84%
Forward Air Corp.                                     12,765             476,007
Hub Group, Inc., Class A *                             2,546             116,047
Knight Transportation, Inc.                            8,146             160,883
Swift Transportation, Inc. *                          26,490             575,628
                                                               -----------------
                                                                       1,328,565
                                                               -----------------
TOTAL COMMON STOCKS (Cost $60,115,264)                         $      69,147,226
                                                               -----------------
REPURCHASE AGREEMENTS - 3.55%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   4.45% to be repurchased at
   $2,554,947 on 04/03/2006,
   collateralized by $2,690,000
   Federal Home Loan Bank, 4.375%
   due 09/17/2010 (valued at
   $2,609,303, including interest) (c)     $       2,554,000   $       2,554,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,554,000)                                           $       2,554,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL COMPANY GROWTH
   TRUST)
   (COST $62,669,264) - 99.57%                                 $      71,701,226
OTHER ASSETS IN EXCESS OF LIABILITIES -
   0.43%                                                                 308,316
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      72,009,542
                                                               =================

SMALL COMPANY TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.91%
AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                              594   $          45,839
Armor Holdings, Inc. *                                 1,794             104,572
Teledyne Technologies, Inc. *                          1,068              38,021
                                                               -----------------
                                                                         188,432
AIR TRAVEL - 0.36%
Frontier Airlines, Inc. *                              2,763              21,275
Mesa Air Group, Inc. *                                 3,054              34,938
SkyWest, Inc.                                          6,335             185,425
                                                               -----------------
                                                                         241,638
APPAREL & TEXTILES - 1.95%
Brown Shoe, Inc.                                      11,755             616,902

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
APPAREL & TEXTILES (CONTINUED)
DHB Industries, Inc. *                                25,528   $         122,024
Guess, Inc. *                                         15,033             587,941
                                                               -----------------
                                                                       1,326,867
AUTO PARTS - 1.16%
Accuride Corp. *                                       9,221             106,042
Aftermarket Technology Corp. *                           622              14,063
ArvinMeritor, Inc.                                    38,720             577,315
Commercial Vehicle Group, Inc. *                       1,266              24,320
TRW Automotive Holdings Corp. *                        2,811              65,496
                                                               -----------------
                                                                         787,236
AUTOMOBILES - 0.28%
Group 1 Automotive, Inc.                               4,012             190,731
BANKING - 5.32%
BancFirst Corp.                                        2,124              92,606
Bank of Hawaii Corp.                                  13,218             704,652
Capital Crossing Bank *                                  425              13,541
Center Financial Corp.                                 2,828              68,522
City National Corp.                                    6,465             496,447
Commerce Bancshares, Inc.                              4,743             245,071
Community Trust Bancorp, Inc.                            418              14,170
Corus Bankshares, Inc.                                10,317             613,242
Cullen Frost Bankers, Inc.                             2,344             125,990
Downey Financial Corp.                                13,736             924,433
First Citizens Bancshares, Inc.                          567             109,431
First Indiana Corp.                                      682              19,028
First Regional Bancorp *                                 608              54,191
Gold Banc Corp., Inc.                                  2,371              43,437
Old Second Bancorp, Inc.                               1,504              49,376
Wilmington Trust Corp.                                 1,120              48,552
                                                               -----------------
                                                                       3,622,689
BIOTECHNOLOGY - 0.31%
Bio-Rad Laboratories, Inc., Class A *                    219              13,655
Digene Corp. *                                         1,876              73,352
Millipore Corp. *                                        571              41,717
PRA International *                                    3,312              82,104
                                                               -----------------
                                                                         210,828
BROADCASTING - 0.23%
New Frontier Media, Inc. *                             1,801              13,669
Sinclair Broadcast Group, Inc., Class A               17,899             145,877
                                                               -----------------
                                                                         159,546
BUILDING MATERIALS & CONSTRUCTION -
   1.18%
BlueLinx Holdings, Inc.                               11,266             180,256
Lennox International, Inc.                            20,892             623,835
                                                               -----------------
                                                                         804,091
BUSINESS SERVICES - 4.69%
Acxiom Corp.                                          18,311             473,156
Administaff, Inc.                                      1,016              55,230
Dun & Bradstreet Corp. *                                 424              32,512
Escala Group, Inc. *                                   7,914             207,268
Ezcorp, Inc., Class A *                                2,243              66,213
Global Payments, Inc.                                 22,225   $       1,178,147
John H. Harland Company                               13,377             525,716
Kendle International, Inc. *                           4,427             149,633
Sotheby's Holdings, Inc., Class A *                   10,524             305,617
Spherion Corp. *                                      12,506             130,063
Teletech Holdings, Inc. *                              6,358              70,637
                                                               -----------------
                                                                       3,194,192
CABLE AND TELEVISION - 0.05%
LodgeNet Entertainment Corp. *                         2,012              31,347
CELLULAR COMMUNICATIONS - 0.31%
Brightpoint, Inc. *                                    4,282             132,999
Tessco Technologies, Inc. *                            4,121              76,238
                                                               -----------------
                                                                         209,237
CHEMICALS - 1.91%
A. Schulman, Inc.                                        546              13,513
Celanese Corp., Series A                              15,973             334,954
Eastman Chemical Company                               1,390              71,140
Glenayre Technologies, Inc. *                         18,017              94,589
Olin Corp.                                            15,021             322,501
Pioneer Companies, Inc. *                              6,159             187,849
UAP Holding Corp.                                      9,451             203,197
Westlake Chemical Corp.                                2,185              75,492
                                                               -----------------
                                                                       1,303,235
COAL - 0.08%
Massey Energy Company                                  1,436              51,797
COMMERCIAL SERVICES - 0.28%
Vertrue, Inc. *                                        4,491             187,724
COMPUTERS & BUSINESS EQUIPMENT - 5.64%
Agilysys, Inc.                                        21,232             319,754
CalAmp Corp. *                                         9,764             114,629
Electronics for Imaging, Inc. *                        1,899              53,115
Gerber Scientific, Inc. *                              4,584              47,399
Intergraph Corp. *                                    11,571             482,048
Komag, Inc. *                                         18,720             891,072
Lasercard Corp. *                                      7,734             174,015
MTS Systems Corp.                                      8,191             342,629
Plexus Corp. *                                        22,087             829,809
Sybase, Inc. *                                           478              10,095
Sykes Enterprises, Inc. *                             12,944             183,546
Tech Data Corp. *                                     10,613             391,726
                                                               -----------------
                                                                       3,839,837
CONSTRUCTION & MINING EQUIPMENT - 0.05%
Kaman Corp., Class A                                   1,479              37,212
CONSTRUCTION MATERIALS - 6.08%
Applied Industrial Technologies, Inc.                 17,584             784,246
Columbus McKinnon Corp. *                              4,110             110,682
JLG Industries, Inc.                                  31,544             971,240
Louisiana-Pacific Corp.                               25,655             697,816
Universal Forest Products, Inc.                        4,983             316,371

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS (CONTINUED)
USG Corp. *                                           13,234   $       1,256,701
                                                               -----------------
                                                                       4,137,056
CONTAINERS & GLASS - 0.87%
Greif, Inc., Class A                                   4,105             280,864
Silgan Holdings, Inc.                                  7,760             311,719
                                                               -----------------
                                                                         592,583
COSMETICS & TOILETRIES - 0.21%
Playtex Products, Inc. *                              13,563             142,005
CRUDE PETROLEUM & NATURAL GAS - 1.19%
Harvest Natural Resources, Inc. *                     22,813             221,742
Penn Virginia Corp.                                      232              16,472
Pogo Producing Company                                 7,288             366,222
Swift Energy Company *                                 2,074              77,692
W&T Offshore, Inc.                                     3,138             126,493
                                                               -----------------
                                                                         808,621
DOMESTIC OIL - 1.91%
Frontier Oil Corp.                                    16,645             987,881
Giant Industries, Inc. *                               3,711             258,063
St. Mary Land & Exploration Company                    1,355              55,324
                                                               -----------------
                                                                       1,301,268
DRUGS & HEALTH CARE - 1.82%
Alliance Imaging, Inc. *                               6,597              42,485
Alpharma, Inc., Class A                               25,295             678,412
Candela Corp. *                                       15,039             324,842
Nutraceutical International Corp. *                    5,574              84,000
Pain Therapeutics, Inc. *                              2,476              26,914
Vital Signs, Inc.                                      1,228              67,454
West Pharmaceutical Services, Inc.                       408              14,166
                                                               -----------------
                                                                       1,238,273
ELECTRICAL EQUIPMENT - 1.97%
A.O. Smith Corp.                                      17,713             935,246
American Science & Engineering, Inc. *                   485              45,299
Ampex Corp. *                                            858              17,229
Greatbatch, Inc. *                                       542              11,875
Lamson & Sessions Company *                           11,059             307,772
Watsco, Inc.                                             338              24,015
                                                               -----------------
                                                                       1,341,436
ELECTRICAL UTILITIES - 0.13%
Allegheny Energy, Inc. *                                 496              16,790
Pepco Holdings, Inc.                                   3,261              74,318
                                                               -----------------
                                                                          91,108
ELECTRONICS - 3.85%
Ansoft Corp. *                                         1,117              46,568
Arrow Electronics, Inc. *                             22,489             725,720
Avnet, Inc. *                                          5,634             142,991
AVX Corp.                                             12,396             219,409
Itron, Inc. *                                          1,843             110,303
LoJack Corp. *                                         1,761              42,229
Multi-Fineline Electronix, Inc. *                      5,988             350,238
Planar Systems Inc. *                                  8,234             139,319
Teleflex, Inc.                                        10,551   $         755,768
Zygo Corp. *                                           5,274              86,072
                                                               -----------------
                                                                       2,618,617
ENERGY - 1.27%
Energen Corp.                                         24,718             865,130
FINANCIAL SERVICES - 1.87%
Americredit Corp. *                                   22,413             688,752
Calamos Asset Management, Inc.                         1,595              59,653
City Holding Company                                   2,793             102,754
Raymond James Financial, Inc.                         11,872             350,922
Stifel Financial Corp. *                                 739              32,272
SWS Group, Inc.                                          528              13,807
Taylor Capital Group, Inc.                               557              21,829
                                                               -----------------
                                                                       1,269,989
FOOD & BEVERAGES - 2.85%
Chiquita Brands International, Inc.                   12,096             202,850
Del Monte Foods Company                               25,688             304,660
Domino's Pizza, Inc.                                  24,331             694,650
Gold Kist, Inc. *                                      2,559              32,346
Hansen Natural Corp. *                                   162              20,420
M & F Worldwide Corp. *                                6,454              92,163
PepsiAmericas, Inc.                                    2,690              65,770
Seabord Corp.                                            289             460,666
Spartan Stores, Inc.                                   5,010              63,878
                                                               -----------------
                                                                       1,937,403
FOREST PRODUCTS - 0.12%
Rayonier, Inc.                                         1,831              83,475
FUNERAL SERVICES - 0.14%
Alderwoods Group, Inc. *                               5,145              92,096
GAS & PIPELINE UTILITIES - 0.70%
UGI Corp.                                             22,767             479,701
HEALTHCARE PRODUCTS - 4.03%
Cantel Medical Corp. *                                   714              11,702
Cutera, Inc. *                                         9,149             248,121
Dade Behring Holdings, Inc.                           18,029             643,816
DENTSPLY International, Inc.                           1,775             103,216
Haemonetics Corp. *                                   11,387             578,118
Health Tronics, Inc. *                                 3,858              31,906
Henry Schein, Inc. *                                     305              14,597
Hologic, Inc. *                                        2,177             120,497
ICU Medical, Inc. *                                    5,836             211,205
IDEXX Laboratories, Inc. *                               331              28,585
Kinetic Concepts, Inc. *                               1,247              51,339
Molecular Devices Corp. *                              2,991              99,182
Natus Medical, Inc. *                                  1,032              21,156
PetMed Express, Inc. *                                 9,675             171,925
PSS World Medical, Inc. *                              4,060              78,317
Respironics, Inc. *                                      761              29,610
SurModics, Inc. *                                      7,313             258,588
Sybron Dental Specialties, Inc. *                        635              26,187

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Zoll Medical Corp. *                                     515   $          13,565
                                                               -----------------
                                                                       2,741,632
HEALTHCARE SERVICES - 2.55%
Air Methods Corp *                                     2,580              76,213
Magellan Health Services, Inc. *                      15,122             611,987
Odyssey Healthcare, Inc. *                             1,175              20,222
Pediatrix Medical Group, Inc. *                          140              14,370
Per-Se Technologies, Inc. *                            2,481              66,144
Sierra Health Services, Inc. *                        23,196             944,077
                                                               -----------------
                                                                       1,733,013
HOLDINGS COMPANIES/CONGLOMERATES - 0.38%
United Industrial Corp.                                4,270             260,171
HOMEBUILDERS - 1.58%
NVR, Inc. *                                            1,456           1,075,911
HOTELS & RESTAURANTS - 1.21%
Luby's Cafeterias, Inc. *                             10,096             126,099
Main Street Restaurant Group, Inc. *                   6,005              30,565
Papa Johns International, Inc. *                      20,371             668,373
                                                               -----------------
                                                                         825,037
INDUSTRIAL MACHINERY - 1.63%
Cummins, Inc.                                          7,877             827,873
Flow International Corp. *                             7,737             101,896
Mitcham Industries, Inc. *                            10,737             178,664
                                                               -----------------
                                                                       1,108,433
INDUSTRIALS - 0.41%
Clean Harbors, Inc. *                                  9,421             279,521
INSURANCE - 3.92%
American Financial Group, Inc.                         5,054             210,297
Conseco, Inc. *                                        4,857             120,551
First American Corp.                                   5,915             231,632
FPIC Insurance Group, Inc. *                             384              14,515
LandAmerica Financial Group, Inc.                     12,925             876,961
Philadelphia Consolidated Holding
   Corp. *                                               984              33,594
Protective Life Corp.                                  6,138             305,304
Safety Insurance Group, Inc.                           4,240             193,598
Selective Insurance Group, Inc.                        1,955             103,615
Zenith National Insurance Corp.                       12,070             580,929
                                                               -----------------
                                                                       2,670,996
INTERNATIONAL OIL - 0.58%
Callon Petroleum Company *                            10,030             210,830
Parker Drilling Company *                             19,529             181,034
                                                               -----------------
                                                                         391,864
INTERNET SERVICE PROVIDER - 1.63%
Earthlink, Inc. *                                     66,977             639,631
TriZetto Group, Inc. *                                 9,139             160,755
United Online, Inc.                                   23,977             308,344
                                                               -----------------
                                                                       1,108,730
LEISURE TIME - 1.10%
Bluegreen Corp. *                                        849              11,224
DreamWorks Animation SKG, Class A *                   23,713   $         627,209
Steinway Musical Instruments, Inc. *                   3,428             110,450
                                                               -----------------
                                                                         748,883
MANUFACTURING - 1.22%
Acuity Brands, Inc.                                      668              26,720
Blout International, Inc. *                           17,005             273,950
Mettler-Toledo International, Inc. *                   8,785             530,087
                                                               -----------------
                                                                         830,757
METAL & METAL PRODUCTS - 3.89%
Commercial Metals Company                              1,265              67,665
Metal Management, Inc.                                13,955             441,676
Quanex Corp.                                          12,512             833,675
Reliance Steel & Aluminum Company                     13,271           1,246,412
Shiloh Industries, Inc *                               2,898              55,786
                                                               -----------------
                                                                       2,645,214
MINING - 1.32%
Cleveland-Cliffs, Inc.                                10,313             898,469
OFFICE FURNISHINGS & SUPPLIES - 0.02%
CompX International, Inc.                                712              11,499
PETROLEUM SERVICES - 3.09%
McDermott International, Inc. *                       17,096             930,877
SEACOR SMIT, Inc. *                                    2,353             186,357
Tesoro Petroleum Corp.                                 5,296             361,929
Veritas DGC, Inc. *                                   13,797             626,246
                                                               -----------------
                                                                       2,105,409
PHARMACEUTICALS - 2.13%
Alkermes, Inc. *                                      34,398             758,476
King Pharmaceuticals, Inc. *                          35,856             618,516
ViroPharma, Inc. *                                     5,961              75,705
                                                               -----------------
                                                                       1,452,697
PUBLISHING - 0.56%
Consolidated Graphics, Inc. *                          3,124             162,823
John Wiley & Sons, Inc.,Class A                          353              13,361
Playboy Enterprises, Inc., Class B *                   4,705              66,811
Scholastic Corp. *                                     5,179             138,590
                                                               -----------------
                                                                         381,585
RAILROADS & EQUIPMENT - 0.35%
Kansas City Southern *                                 9,506             234,798
REAL ESTATE - 2.52%
Boykin Lodging Company, REIT                           5,943              67,096
CBL & Associates Properties, Inc., REIT               16,555             702,760
Innkeepers USA Trust, REIT                             7,159             121,345
MeriStar Hospitality Corp., REIT                      13,630             141,479
Mission West Properties, Inc., REIT                    5,875              69,031
PS Business Parks, Inc., REIT                          1,662              92,939
Saul Centers, Inc., REIT                                 739              32,450
Tanger Factory Outlet Centers, Inc.,
   REIT                                                2,121              72,984
Taubman Centers, Inc., REIT                            9,957             414,908
                                                               -----------------
                                                                       1,714,992

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE - 7.38%
Barnes & Noble, Inc.                                  16,018   $         740,833
Blair Corp.                                            1,443              59,755
Bon-Ton Stores, Inc.                                   2,742              88,704
Building Materials Holding Corp.                      21,200             755,568
Burlington Coat Factory Warehouse Corp.                  292              13,271
Genesco, Inc. *                                        5,005             194,644
Longs Drug Stores Corp.                                3,004             139,025
Pantry, Inc. *                                        11,760             733,706
Payless ShoeSource, Inc. *                            28,567             653,899
Sonic Automotive, Inc.                                21,787             604,807
Sportsman's Guide, Inc. *                                911              24,132
Steven Madden, Ltd. *                                  3,411             121,091
The Dress Barn, Inc. *                                18,700             896,665
                                                               -----------------
                                                                       5,026,100
SEMICONDUCTORS - 1.14%
Cymer, Inc. *                                          3,446             156,586
Netlogic Microsystems, Inc *                             689              28,394
OmniVision Technologies, Inc. *                        2,699              81,510
ON Semiconductor Corp. *                              69,944             507,793
                                                               -----------------
                                                                         774,283
SOFTWARE - 1.06%
Actuate Corp. *                                       12,039              51,166
Aspen Technology, Inc. *                              30,374             384,231
Blackbaud, Inc.                                          730              15,469
DucoCorp, Inc. *                                       1,884              15,562
MicroStrategy, Inc., Class A *                         1,138             119,820
SPSS, Inc. *                                           4,369             138,322
                                                               -----------------
                                                                         724,570
STEEL - 0.20%
Chaparral Steel Company *                              1,409              91,472
Novamerican Steel, Inc *                                 652              29,959
Olympic Steel, Inc.                                      570              17,203
                                                               -----------------
                                                                         138,634
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.53%
ADTRAN, Inc.                                           6,012             157,394
Premiere Global Services, Inc. *                      25,491             205,203
                                                               -----------------
                                                                         362,597
TELEPHONE - 0.64%
CenturyTel, Inc.                                       7,854             307,248
TALK America Holdings, Inc. *                         12,483             106,480
Valor Communications Group, Inc.                       1,454              19,135
                                                               -----------------
                                                                         432,863
TIRES & RUBBER - 0.91%
Goodyear Tire & Rubber Company *                      42,934             621,684
TOBACCO - 1.00%
Loews Corp. - Carolina Group                          14,448             682,957
TOYS, AMUSEMENTS & SPORTING GOODS - 1.54%
Hasbro, Inc.                                           9,946             209,861
Jakks Pacific, Inc. *                                 31,345   $         838,165
                                                               -----------------
                                                                       1,048,026
TRANSPORTATION - 0.71%
Bristow Group, Inc. *                                  2,429              75,056
Kirby Corp. *                                          2,700             183,897
Laidlaw International, Inc.                            8,199             223,013
                                                               -----------------
                                                                         481,966
TRUCKING & FREIGHT - 1.62%
Arkansas Best Corp.                                    2,734             106,954
EGL, Inc. *                                            3,676             165,420
Forward Air Corp.                                      3,407             127,047
Heartland Express, Inc.                                6,458             140,720
Knight Transportation, Inc.                            8,570             169,258
Landstar Systems, Inc.                                 6,865             302,884
Navistar International Corp. *                           478              13,183
Old Dominion Freight Lines, Inc. *                     2,917              78,613
                                                               -----------------
                                                                       1,104,079
                                                               -----------------
TOTAL COMMON STOCKS (Cost $59,004,834)                         $      68,002,770
                                                               -----------------
REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $16,005 on 04/03/2006,
   collateralized by $20,000 Federal
   National Mortgage Association,
   5.70% due 03/27/2023 (valued at
   $19,025, including interest) (c)        $          16,000   $          16,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $16,000)                                                 $          16,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
(COST $59,020,834) - 99.93%                                    $      68,018,770
OTHER ASSETS IN EXCESS OF LIABILITIES -
   0.07%                                                                  46,892
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      68,065,662
                                                               =================

SMALL COMPANY VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.97%
AEROSPACE - 1.19%
EDO Corp. (a)                                        107,000   $       3,300,950
Woodward Governor Company                            156,600           5,206,950
                                                               -----------------
                                                                       8,507,900
APPAREL & TEXTILES - 0.98%
Culp, Inc. *                                         118,850             576,422
G & K Services, Class A (a)                          151,000           6,423,540
                                                               -----------------
                                                                       6,999,962

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUTO PARTS - 0.22%
Accuride Corp. *                                     139,000   $       1,598,500
AUTO SERVICES - 1.14%
Dollar Thrifty Automotive Group, Inc. *              180,500           8,194,700
BANKING - 6.91%
Boston Private Financial Holdings,
   Inc. (a)                                           91,700           3,098,543
East West Bancorp, Inc.                              272,900          10,520,295
First Republic Bank (a)                              279,800          10,582,036
Netbank, Inc. (a)                                    246,000           1,781,040
SVB Financial Group * (a)                            214,700          11,389,835
Texas Regional Bancshares, Inc., Class A             409,310          12,070,552
                                                               -----------------
                                                                      49,442,301
BIOTECHNOLOGY - 1.39%
Exelixis, Inc. * (a)                                 267,200           3,209,072
Myriad Genetics, Inc. * (a)                          259,000           6,757,310
                                                               -----------------
                                                                       9,966,382
BROADCASTING - 0.37%
Saga Communications, Inc., Class A * (a)             276,700           2,675,689
BUILDING MATERIALS & CONSTRUCTION -
   0.38%
ElkCorp. (a)                                          79,500           2,683,125
BUSINESS SERVICES - 4.71%
Electro Rent Corp. * (a)                             312,200           5,307,400
FTI Consulting, Inc. * (a)                           210,500           6,005,565
McGrath Rentcorp (a)                                 276,500           8,311,590
MPS Group, Inc. *                                    513,600           7,858,080
StarTek, Inc. (a)                                    180,000           4,240,800
Wireless Facilities, Inc. * (a)                      494,900           1,989,498
                                                               -----------------
                                                                      33,712,933
CHEMICALS - 2.70%
Airgas, Inc.                                         208,000           8,130,720
Arch Chemicals, Inc. (a)                             174,400           5,301,760
MacDermid, Inc. (a)                                  184,300           5,925,245
                                                               -----------------
                                                                      19,357,725
COMMERCIAL SERVICES - 0.24%
Live Nation, Inc. * (a)                               88,200           1,749,888
CONSTRUCTION & MINING EQUIPMENT - 0.66%
Carbo Ceramics, Inc. (a)                              83,500           4,751,985
CONSTRUCTION MATERIALS - 4.50%
Ameron International Corp. (a)                        78,700           5,763,201
Florida Rock Industries, Inc.                        164,000           9,220,080
JLG Industries, Inc. (a)                             560,000          17,242,400
                                                               -----------------
                                                                      32,225,681
CRUDE PETROLEUM & NATURAL GAS - 1.67%
Penn Virginia Corp.                                  168,000          11,928,000
DOMESTIC OIL - 4.00%
Forest Oil Corp. *                                   191,900           7,134,842
Mariner Energy, Inc. *                               155,304           3,185,285
TETRA Technologies, Inc. * (a)                       242,000          11,383,680
Union Drilling, Inc. *                                54,000             789,480
Whiting Petroleum Corp. * (a)                        149,800   $       6,140,302
                                                               -----------------
                                                                      28,633,589
DRUGS & HEALTH CARE - 2.20%
Arrow International, Inc. (a)                        114,900           3,753,783
Diversa Corp. * (a)                                  322,900           2,941,619
Landauer, Inc. (a)                                    69,700           3,500,334
West Pharmaceutical Services, Inc. (a)               159,500           5,537,840
                                                               -----------------
                                                                      15,733,576
ELECTRICAL EQUIPMENT - 2.08%
C & D Technologies, Inc. (a)                         209,600           1,936,704
Genlyte Group, Inc. * (a)                             96,300           6,561,882
Littelfuse, Inc. *                                   148,800           5,078,544
Methode Electronics, Inc., Class A                   120,100           1,307,889
                                                               -----------------
                                                                      14,885,019
ELECTRICAL UTILITIES - 2.17%
Black Hills Corp.                                    151,300           5,144,200
Cleco Corp. (a)                                      202,800           4,528,524
El Paso Electric Company *                           220,000           4,188,800
Otter Tail Corp. (a)                                  57,700           1,655,413
                                                               -----------------
                                                                      15,516,937
ELECTRONICS - 2.79%
Analogic Corp. (a)                                    43,800           2,899,560
Belden CDT, Inc. (a)                                 217,200           5,914,356
Franklin Electric, Inc. (a)                          204,700          11,186,855
                                                               -----------------
                                                                      20,000,771
FINANCIAL SERVICES - 0.37%
American Capital Strategies, Ltd. (a)                 76,000           2,672,160
FOOD & BEVERAGES - 0.18%
Centerplate, Inc. (a)                                100,800           1,300,320
FOREST PRODUCTS - 1.01%
Deltic Timber Corp.                                  119,200           7,223,520
FURNITURE & FIXTURES - 0.77%
Stanley Furniture Company, Inc.                      188,600           5,516,550
GAS & PIPELINE UTILITIES - 0.89%
Southwest Gas Corp.                                  119,800           3,348,410
Vectren Corp.                                        115,900           3,057,442
                                                               -----------------
                                                                       6,405,852
GOLD - 0.78%
Meridian Gold, Inc. * (a)                            189,000           5,603,850
HEALTHCARE PRODUCTS - 1.25%
Owens & Minor, Inc. (a)                              274,000           8,978,980
HOTELS & RESTAURANTS - 1.81%
RARE Hospitality International,
   Inc. * (a)                                        258,500           9,003,555
Ruby Tuesday, Inc. (a)                               123,300           3,955,464
                                                               -----------------
                                                                      12,959,019
INDUSTRIAL MACHINERY - 1.22%
IDEX Corp. (a)                                       166,800           8,701,956

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE - 4.33%
Markel Corp. *                                        18,300   $       6,179,544
Max Re Capital, Ltd.                                 206,300           4,909,940
Midland Company (a)                                  133,900           4,683,822
ProAssurance Corp. *                                 234,600          12,199,200
Scottish Re Group, Ltd. (a)                           93,000           2,307,330
Triad Guaranty, Inc. * (a)                            15,500             726,950
                                                               -----------------
                                                                      31,006,786
INTERNET SOFTWARE - 0.71%
RSA Security, Inc. * (a)                             284,500           5,103,930
INVESTMENT COMPANIES - 1.54%
Allied Capital Corp.                                 180,000           5,508,000
First Financial Fund, Inc. * (a)                     332,786           5,494,297
                                                               -----------------
                                                                      11,002,297
LEISURE TIME - 1.37%
SCP Pool Corp. (a)                                   209,000           9,804,190
LIFE SCIENCES - 0.54%
Symyx Technologies, Inc. * (a)                       138,300           3,836,442
MANUFACTURING - 2.17%
AptarGroup, Inc.                                     135,100           7,464,275
Nordson Corp.                                        161,200           8,037,432
                                                               -----------------
                                                                      15,501,707
METAL & METAL PRODUCTS - 3.19%
Gibraltar Industries, Inc. (a)                       255,000           7,512,300
Matthews International Corp., Class
   A (a)                                             244,000           9,335,440
Metal Management, Inc.                               189,100           5,985,015
                                                               -----------------
                                                                      22,832,755
MOBILE HOMES - 1.01%
Skyline Corp. (a)                                     95,300           3,943,514
Winnebago Industries, Inc. (a)                       108,000           3,276,720
                                                               -----------------
                                                                       7,220,234
NEWSPAPERS - 0.36%
Journal Register Company                             211,400           2,574,852
PAPER - 0.70%
Chesapeake Corp.                                      68,600             952,168
Wausau-Mosinee Paper Corp. (a)                       284,000           4,024,280
                                                               -----------------
                                                                       4,976,448
PETROLEUM SERVICES - 3.20%
Atwood Oceanics, Inc. * (a)                           54,000           5,454,540
Lone Star Technologies, Inc. * (a)                    81,700           4,526,997
Todco, Class A * (a)                                 197,200           7,771,652
W-H Energy Services, Inc. *                          116,400           5,178,636
                                                               -----------------
                                                                      22,931,825
PHARMACEUTICALS - 0.25%
Pharmion Corp. * (a)                                 100,000           1,802,000
RAILROADS & EQUIPMENT - 1.09%
Genesee & Wyoming, Inc., Class A * (a)               255,000           7,823,400
REAL ESTATE - 6.78%
Bedford Property Investments, Inc., REIT             136,000           3,662,480
Columbia Equity Trust, Inc., REIT (a)                110,000   $       1,933,800
First Potomac Realty Trust, REIT                     180,900           5,110,425
Glenborough Realty Trust, Inc., REIT (a)             108,900           2,368,575
Innkeepers USA Trust, REIT                           166,200           2,817,090
Kilroy Realty Corp., REIT (a)                        175,000          13,520,500
LaSalle Hotel Properties, REIT                       174,000           7,134,000
Strategic Hotel Cap, Inc., REIT (a)                  272,800           6,350,784
Washington REIT (a)                                  155,500           5,647,760
                                                               -----------------
                                                                      48,545,414
RETAIL GROCERY - 0.73%
Nash-Finch Company (a)                                81,300           2,430,870
Wild Oats Markets, Inc. * (a)                        137,900           2,803,507
                                                               -----------------
                                                                       5,234,377
RETAIL TRADE - 5.36%
Aaron Rents, Inc., Class A                            16,700             404,975
Aaron Rents, Inc., Class B (a)                       465,000          12,634,050
Casey's General Stores, Inc.                         243,600           5,571,132
CSS Industries, Inc.                                 137,700           4,508,298
Fred's, Inc., Class A (a)                            201,100           2,666,586
Hancock Fabrics, Inc. (a)                            188,700             686,868
Haverty Furniture Companies, Inc. (a)                318,100           4,564,735
Stein Mart, Inc.                                     423,000           7,368,660
                                                               -----------------
                                                                      38,405,304
SANITARY SERVICES - 2.50%
Casella Waste Systems, Inc., Class A *               325,000           4,618,250
Insituform Technologies, Inc., Class
   A * (a)                                           268,000           7,128,800
Synagro Technologies, Inc. (a)                       202,400           1,012,000
Waste Connections, Inc. * (a)                        129,800           5,167,338
                                                               -----------------
                                                                      17,926,388
SEMICONDUCTORS - 2.22%
ATMI, Inc. * (a)                                     125,900           3,802,180
Brooks Automation, Inc. * (a)                        529,499           7,540,066
Entegris, Inc. * (a)                                 424,900           4,520,936
                                                               -----------------
                                                                      15,863,182
SOFTWARE - 3.15%
Packeteer, Inc. * (a)                                269,000           3,120,400
Progress Software Corp. *                            218,000           6,341,620
SPSS, Inc. *                                         191,200           6,053,392
Websense, Inc. * (a)                                 255,200           7,038,416
                                                               -----------------
                                                                      22,553,828
STEEL - 1.45%
Carpenter Technology Corp. (a)                       110,000          10,397,200
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.43%
Premiere Global Services, Inc. * (a)                 382,700           3,080,735
TIRES & RUBBER - 0.49%
Myers Indiana, Inc.                                  219,300           3,506,607
TOBACCO - 0.14%
Alliance One International, Inc. (a)                 208,800           1,014,768

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TRANSPORTATION - 3.46%
Kirby Corp. * (a)                                    152,100   $      10,359,531
Macquarie Infrastructure Company Trust               145,800           4,738,500
UTI Worldwide, Inc. (a)                              306,000           9,669,600
                                                               -----------------
                                                                      24,767,631
TRUCKING & FREIGHT - 2.22%
Landstar Systems, Inc.                               359,600          15,865,552
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $450,547,092)                        $     701,504,722
                                                               -----------------
SHORT TERM INVESTMENTS - 21.44%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $     142,268,597   $     142,268,597
T. Rowe Price Reserve Investment Fund (c)         11,233,335          11,233,335
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $153,501,932)                                         $     153,501,932
                                                               -----------------
REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $2,037,586 on 04/03/2006,
   collateralized by $2,225,000
   Federal National Mortgage
   Association, 5.50% due
   07/14/2028 (valued at $2,080,698,
   including interest) (c)                 $       2,037,000   $       2,037,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,037,000)                                           $       2,037,000
                                                               -----------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE
   TRUST) (COST $606,086,024) - 119.69%                        $     857,043,654
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (19.69)%                                                         (141,017,945)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     716,025,709
                                                               =================

SPECIAL VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 88.09%
AEROSPACE - 2.47%
DRS Technologies, Inc.                                14,792   $         811,637
HEICO Corp., Class A                                  27,251             742,045
Orbital Sciences Corp., Class A * (a)                 49,071             776,303
                                                               -----------------
                                                                       2,329,985
AIR TRAVEL - 0.88%
Airtran Holdings, Inc. *                              25,200             456,372
SkyWest, Inc.                                         12,847             376,032
                                                               -----------------
                                                                         832,404
APPAREL & TEXTILES - 0.90%
Timberland Company, Class A *                         24,819             849,554
AUTO PARTS - 0.62%
Lear Corp.                                            33,148             587,714
BANKING - 10.51%
Amcore Financial, Inc.                                20,787   $         657,285
BancTrust Financial Group, Inc. (a)                   19,897             440,719
Cascade Financial Corp.                                5,800             110,200
Central Pacific Financial Corp.                       30,155           1,107,292
City Bank Lynnwood WA                                  3,082             143,436
Cullen Frost Bankers, Inc.                            14,092             757,445
First Charter Corp.                                   28,117             694,490
First Security Group, Inc.                            48,801             539,251
First State Bancorporation                            29,149             774,197
IBERIABANK Corp.                                       5,464             309,098
Investors Financial Services Corp.                    10,000             468,700
Midwest Banc Holdings, Inc.                           29,363             761,676
Tompkins Trustco, Inc.                                 4,698             226,209
UCBH Holdings, Inc.                                   75,700           1,432,244
Umpqua Holdings Corp. (a)                             33,981             968,459
Webster Financial Corp.                               10,894             527,923
                                                               -----------------
                                                                       9,918,624
BUSINESS SERVICES - 4.64%
Black Box Corp.                                       16,924             813,198
John H. Harland Company                               14,258             560,339
Korn/Ferry International *                             7,563             154,210
Labor Ready, Inc. *                                   39,840             954,168
Perot Systems Corp., Class A *                        58,609             911,956
Watson Wyatt & Company Holdings                       30,182             983,330
                                                               -----------------
                                                                       4,377,201
CHEMICALS - 1.92%
Cabot Microelectronics Corp. * (a)                    12,058             447,352
Georgia Gulf Corp.                                    17,800             462,622
Lyondell Chemical Company                             15,857             315,554
Olin Corp.                                            27,184             583,641
                                                               -----------------
                                                                       1,809,169
COMPUTERS & BUSINESS EQUIPMENT - 0.69%
Rimage Corp. *                                        11,463             258,834
Tech Data Corp. *                                     10,727             395,934
                                                               -----------------
                                                                         654,768
CONSTRUCTION & MINING EQUIPMENT - 1.50%
National Oilwell, Inc. *                              22,020           1,411,922
CONSTRUCTION MATERIALS - 1.70%
EMCOR Group, Inc. *                                   23,720           1,177,935
Patrick Industries, Inc. *                            36,137             428,946
                                                               -----------------
                                                                       1,606,881
COSMETICS & TOILETRIES - 0.93%
Steiner Leisure, Ltd. *                               21,684             878,202
CRUDE PETROLEUM & NATURAL GAS - 1.37%
Western Refining, Inc.                                17,000             367,540
XTO Energy, Inc.                                      21,328             929,261
                                                               -----------------
                                                                       1,296,801
DOMESTIC OIL - 1.26%
Denbury Resources, Inc. *                             37,444           1,185,851

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
EDUCATIONAL SERVICES - 0.87%
Leapfrog Enterprises, Inc., Class A *                 76,914   $         816,827
ELECTRICAL EQUIPMENT - 1.23%
Tektronix, Inc.                                       32,495           1,160,396
ELECTRICAL UTILITIES - 0.19%
MGE Energy, Inc.                                       5,298             175,788
ELECTRONICS - 2.56%
ATI Technologies, Inc. *                              46,672             801,825
Bel Fuse, Inc., Class B                                7,263             254,423
Mercury Computer Systems, Inc. * (a)                  43,923             711,553
Woodhead Industries, Inc.                             38,977             647,018
                                                               -----------------
                                                                       2,414,819
ENERGY - 0.44%
New Jersey Resources Corp.                             9,162             414,581
FINANCIAL SERVICES - 1.95%
Financial Federal Corp. (a)                           19,738             578,324
Portfolio Recovery Associates,
   Inc. * (a)                                         26,258           1,229,662
Thomas Weisel Partners Group, Inc *                    1,500              32,850
                                                               -----------------
                                                                       1,840,836
FOOD & BEVERAGES - 1.52%
Del Monte Foods Company                              106,744           1,265,984
Pilgrim's Pride Corp.                                  7,700             166,859
                                                               -----------------
                                                                       1,432,843
FURNITURE & FIXTURES - 0.68%
Furniture Brands International, Inc.                  26,018             637,701
GAS & PIPELINE UTILITIES - 0.43%
Northwest Natural Gas Company                         11,427             405,544
HEALTHCARE SERVICES - 3.08%
AMERIGROUP Corp. *                                    25,485             536,204
Apria Healthcare Group, Inc. *                        25,252             580,291
Cross Country Healthcare, Inc. *                      44,274             857,145
MedQuist, Inc. *                                      11,474             155,473
National Dentex Corp. *                               33,380             775,417
                                                               -----------------
                                                                       2,904,530
HOTELS & RESTAURANTS - 0.98%
O'Charley's, Inc. *                                   50,179             926,304
INDUSTRIAL MACHINERY - 4.40%
Albany International Corp., Class A                   24,351             927,530
IDEX Corp.                                            24,184           1,261,679
Kennametal, Inc.                                      14,525             888,059
Sauer-Danfoss, Inc.                                   46,872           1,075,712
                                                               -----------------
                                                                       4,152,980
INDUSTRIALS - 2.42%
Crane Company                                         29,916           1,226,855
Harsco Corp. (a)                                      12,793           1,056,958
                                                               -----------------
                                                                       2,283,813
INSURANCE - 5.73%
CNA Surety Corp. *                                    33,713             564,018
EMC Insurance Group, Inc.                             35,200             981,024
Midland Company                                       23,453   $         820,386
PMI Group, Inc. (a)                                   25,687           1,179,547
RLI Corp.                                             12,726             729,200
Triad Guaranty, Inc. *                                24,253           1,137,466
                                                               -----------------
                                                                       5,411,641
INTERNET CONTENT - 0.31%
McAfee, Inc. *                                        11,856             288,456
LEISURE TIME - 0.43%
K2, Inc. *                                            32,047             402,190
MANUFACTURING - 4.91%
AptarGroup, Inc.                                      14,892             822,783
Kaydon Corp.                                          27,684           1,117,326
Pentair, Inc.                                         29,484           1,201,473
Roper Industries, Inc.                                20,084             976,685
Snap-on, Inc.                                         13,592             518,127
                                                               -----------------
                                                                       4,636,394
MEDICAL-HOSPITALS - 0.67%
RehabCare Group, Inc. *                               33,613             633,605
METAL & METAL PRODUCTS - 2.86%
Gibraltar Industries, Inc.                            35,079           1,033,427
Mueller Industries, Inc.                              18,423             657,517
Timken Company                                        31,315           1,010,535
                                                               -----------------
                                                                       2,701,479
MUTUAL FUNDS - 5.92%
iShares Nasdaq Biotechnology Index
   Fund *                                             11,158             919,196
iShares Russell 2000 Value Index
   Fund (a)                                           62,496           4,670,951
                                                               -----------------
                                                                       5,590,147
OFFICE FURNISHINGS & SUPPLIES - 1.88%
IKON Office Solutions, Inc.                           55,800             795,150
United Stationers, Inc. *                             18,423             978,261
                                                               -----------------
                                                                       1,773,411
PETROLEUM SERVICES - 0.29%
Superior Well Services, Inc. *                         9,362             272,153
PHARMACEUTICALS - 0.69%
Bentley Pharmaceuticals, Inc. * (a)                   49,198             646,954
RAILROADS & EQUIPMENT - 0.98%
Wabtec Corp.                                          28,283             922,026
REAL ESTATE - 4.94%
American Land Lease, Inc., REIT                       13,259             362,634
Cousins Properties, Inc., REIT                        23,086             771,765
Duke Realty Corp., REIT                                9,695             367,925
Equity One, Inc., REIT                                19,521             479,436
Host Marriott Corp., REIT                             30,782             658,735
LaSalle Hotel Properties, REIT                        18,856             773,096
Liberty Property Trust, REIT                           8,562             403,784
Pan Pacific Retail Properties, Inc.,
   REIT                                               11,927             845,624
                                                               -----------------
                                                                       4,662,999
RETAIL TRADE - 2.87%
Cato Corp., Class A                                   48,338           1,153,345

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Deb Shops, Inc.                                       13,659   $         405,672
Dillard's, Inc., Class A (a)                          22,620             589,025
The Buckle, Inc.                                      13,592             556,592
                                                               -----------------
                                                                       2,704,634
SEMICONDUCTORS - 0.60%
Exar Corp. * (a)                                      39,777             568,016
SOFTWARE - 1.84%
Dendrite International, Inc. *                        29,649             404,709
EPIQ Systems, Inc. *                                  31,381             596,239
NetIQ Corp. *                                         66,218             738,331
                                                               -----------------
                                                                       1,739,279
TIRES & RUBBER - 0.92%
Cooper Tire & Rubber Company                          60,430             866,566
TRANSPORTATION - 0.95%
Kirby Corp. *                                         13,226             900,823
TRAVEL SERVICES - 0.28%
Pegasus Solutions, Inc. *                             27,917             262,699
TRUCKING & FREIGHT - 0.88%
Arkansas Best Corp. (a)                               21,354             835,368
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $73,559,690)                         $      83,124,878
                                                               -----------------
SHORT TERM INVESTMENTS - 5.88%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $       5,548,344   $        5,548,344
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,548,344)                                           $       5,548,344
                                                               -----------------
REPURCHASE AGREEMENTS - 11.90%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $11,238,230 on 04/03/2006,
   collateralized by $11,305,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $11,463,722, including
   interest) (c)                           $      11,235,000   $      11,235,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,235,000)                                          $      11,235,000
                                                               -----------------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
   (COST $90,343,034) - 105.87%                                $      99,908,222
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (5.87)%                                                            (5,540,538)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      94,367,684
                                                               =================

SPECTRUM INCOME TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 17.87%
AEROSPACE - 0.33%
Lockheed Martin Corp.                                 13,700   $       1,029,281
Raytheon Company                                      22,800           1,045,152
                                                               -----------------
                                                                       2,074,433
ALUMINUM - 0.12%
Alcoa, Inc.                                           24,200             739,552
AUTO PARTS - 0.11%
Genuine Parts Company                                 16,300             714,429
AUTOMOBILES - 0.04%
Ford Motor Company (a)                                28,300             225,268
BANKING - 0.83%
AmSouth Bancorp.                                         335               9,062
Bank of America Corp.                                 18,910             861,161
Bank of Ireland                                       25,800             480,701
BB&T Corp.                                               260              10,192
Citizens Banking Corp. (a)                               260               6,981
Comerica, Inc.                                           155               8,985
Fifth Third Bancorp. (a)                              32,800           1,291,008
Mercantile Bankshares Corp.                            9,900             380,655
National City Corp.                                   12,730             444,277
Northern Trust Corp.                                   6,500             341,250
Regions Financial Corp.                                  560              19,695
SunTrust Banks, Inc.                                  11,800             858,568
US Bancorp                                             2,175              66,338
Wells Fargo Company                                    7,100             453,477
                                                               -----------------
                                                                       5,232,350
BIOTECHNOLOGY - 0.11%
MedImmune, Inc. *                                     19,400             709,652
BROADCASTING - 0.12%
CBS Corp., Class B                                    30,300             726,594
BUSINESS SERVICES - 0.03%
Cendant Corp.                                         12,400             215,140
CABLE AND TELEVISION - 0.64%
Cablevision Systems New York Group,
   Class A *                                          11,000             293,700
Comcast Corp., Class A *                              31,700             829,272
EchoStar Communications Corp., Class A *              13,900             415,193
Rogers Communications, Inc.                            4,975             189,796
Time Warner, Inc.                                     82,000           1,376,780
Viacom, Inc. *                                        22,800             884,640
                                                               -----------------
                                                                       3,989,381
CELLULAR COMMUNICATIONS - 0.16%
Motorola, Inc.                                        33,000             756,030
Nextel Partners, Inc., Class A *                       8,375             237,180
                                                               -----------------
                                                                         993,210
CHEMICALS - 0.28%
Chemtura Corp.                                        21,800             256,804
E.I. Du Pont De Nemours & Company                     29,910           1,262,501
Hercules, Inc. *                                      16,700             230,460
                                                               -----------------
                                                                       1,749,765

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT - 0.53%
Cisco Systems, Inc. *                                 41,400   $         897,138
Hewlett-Packard Company                               30,300             996,870
International Business Machines Corp.                 17,400           1,434,978
                                                               -----------------
                                                                       3,328,986
CONSTRUCTION MATERIALS - 0.13%
Vulcan Materials Company                               9,600             831,840
COSMETICS & TOILETRIES - 0.62%
Avon Products, Inc.                                   29,400             916,398
Colgate-Palmolive Company                             26,400           1,507,440
International Flavors & Fragrances, Inc.              22,900             785,928
Kimberly-Clark Corp.                                  12,000             693,600
                                                               -----------------
                                                                       3,903,366
CRUDE PETROLEUM & NATURAL GAS - 0.54%
Amerada Hess Corp.                                     8,980           1,278,752
ChevronTexaco Corp.                                   36,140           2,095,036
                                                               -----------------
                                                                       3,373,788
DOMESTIC OIL - 0.09%
Murphy Oil Corp.                                      11,100             553,002
DRUGS & HEALTH CARE - 0.21%
Wyeth                                                 26,700           1,295,484
ELECTRICAL EQUIPMENT - 0.15%
Cooper Industries, Ltd., Class A                      10,900             947,210
ELECTRICAL UTILITIES - 0.20%
FirstEnergy Corp.                                     14,620             714,918
Pinnacle West Capital Corp.                            7,900             308,890
TECO Energy, Inc.                                     13,100             211,172
                                                               -----------------
                                                                       1,234,980
ELECTRONICS - 0.13%
Sony Corp. (a)                                        17,200             797,821
ENERGY - 0.43%
Duke Energy Corp.                                     42,070           1,226,340
Progress Energy, Inc.                                 18,500             813,630
Xcel Energy, Inc. (a)                                 36,445             661,477
                                                               -----------------
                                                                       2,701,447
FINANCIAL SERVICES - 1.44%
Charles Schwab Corp.                                  70,500           1,213,305
Citigroup, Inc.                                       11,905             562,273
Federal National Mortgage Association                 10,400             534,560
JPMorgan Chase & Company                              65,780           2,739,080
Mellon Financial Corp.                                34,900           1,242,440
Morgan Stanley                                        26,800           1,683,576
State Street Corp.                                    17,500           1,057,525
Washington Mutual, Inc.                                  205               8,737
                                                               -----------------
                                                                       9,041,496
FOOD & BEVERAGES - 0.64%
Campbell Soup Company                                 26,700             865,080
General Mills, Inc.                                   19,600             993,328
H.J. Heinz Company                                     9,000             341,280
McCormick & Company, Inc.                             15,000             507,900
The Coca-Cola Company                                 31,500   $       1,318,905
                                                               -----------------
                                                                       4,026,493
GAS & PIPELINE UTILITIES - 0.19%
NiSource, Inc.                                        51,295           1,037,185
Williams Companies, Inc.                               8,255             176,574
                                                               -----------------
                                                                       1,213,759
HEALTHCARE PRODUCTS - 0.38%
Baxter International, Inc.                            18,000             698,580
Boston Scientific Corp. *                             20,700             477,135
Johnson & Johnson                                     20,200           1,196,244
                                                               -----------------
                                                                       2,371,959
HOLDINGS COMPANIES/CONGLOMERATES - 0.53%
General Electric Company                              95,800           3,331,924
HOTELS & RESTAURANTS - 0.06%
McDonald's Corp.                                      11,000             377,960
HOUSEHOLD PRODUCTS - 0.28%
Fortune Brands, Inc.                                   9,000             725,670
Newell Rubbermaid, Inc. (a)                           41,600           1,047,904
                                                               -----------------
                                                                       1,773,574
INDUSTRIAL MACHINERY - 0.26%
Deere & Company                                       11,000             869,550
Pall Corp.                                            24,800             773,512
                                                               -----------------
                                                                       1,643,062
INSURANCE - 0.98%
American International Group, Inc.                    16,500           1,090,485
Chubb Corp.                                            5,600             534,464
Lincoln National Corp.                                18,400           1,004,456
Marsh & McLennan Companies, Inc.                      59,900           1,758,664
SAFECO Corp.                                           1,600              80,336
St. Paul Travelers Companies, Inc.                    21,200             885,948
UnumProvident Corp.                                   37,600             770,048
                                                               -----------------
                                                                       6,124,401
INTERNATIONAL OIL - 0.42%
Anadarko Petroleum Corp.                               9,300             939,393
Royal Dutch Shell PLC, ADR                            27,665           1,722,423
                                                               -----------------
                                                                       2,661,816
LEISURE TIME - 0.16%
Walt Disney Company                                   35,100             978,939
LIQUOR - 0.21%
Anheuser-Busch Companies, Inc.                        31,500           1,347,255
MANUFACTURING - 0.42%
Eaton Corp.                                            7,000             510,790
Honeywell International, Inc.                         38,900           1,663,753
Tyco International, Ltd.                              18,000             483,840
                                                               -----------------
                                                                       2,658,383
NEWSPAPERS - 0.43%
Dow Jones & Company, Inc. (a)                         24,400             958,920
Knight-Ridder, Inc.                                   10,000             632,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
NEWSPAPERS (CONTINUED)
The New York Times Company, Class A (a)               42,900   $       1,085,799
                                                               -----------------
                                                                       2,676,819
OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp.                                  15,800             923,984
PAPER - 0.39%
International Paper Company                           55,965           1,934,710
MeadWestvaco Corp.                                    19,760             539,646
                                                               -----------------
                                                                       2,474,356
PETROLEUM SERVICES - 0.64%
BP PLC, SADR                                          15,100           1,040,994
Exxon Mobil Corp.                                     34,400           2,093,584
Schlumberger, Ltd.                                     6,900             873,333
                                                               -----------------
                                                                       4,007,911
PHARMACEUTICALS - 0.95%
Abbott Laboratories                                   20,800             883,376
Bristol-Myers Squibb Company                          31,300             770,293
Eli Lilly & Company                                   10,600             586,180
Merck & Company, Inc.                                 48,885           1,722,219
Pfizer, Inc.                                          55,720           1,388,542
Schering-Plough Corp.                                 30,400             577,296
                                                               -----------------
                                                                       5,927,906
PHOTOGRAPHY - 0.15%
Eastman Kodak Company (a)                             32,900             935,676
PUBLISHING - 0.17%
Tribune Company                                       39,700           1,088,971
RAILROADS & EQUIPMENT - 0.40%
Norfolk Southern Corp.                                13,800             746,166
Union Pacific Corp.                                   18,700           1,745,645
                                                               -----------------
                                                                       2,491,811
REAL ESTATE - 0.09%
Equity Residential, REIT                                 260              12,165
Simon Property Group, Inc., REIT                       5,700             479,598
Weingarten Realty Investors, REIT                      2,210              90,058
                                                               -----------------
                                                                         581,821
RETAIL GROCERY - 0.05%
Sysco Corp.                                           10,200             326,910
RETAIL TRADE - 0.38%
Home Depot, Inc.                                      14,100             596,430
RadioShack Corp.                                      21,600             415,368
Wal-Mart Stores, Inc.                                 28,700           1,355,788
                                                               -----------------
                                                                       2,367,586
SANITARY SERVICES - 0.17%
Synagro Technologies, Inc. (a)                        22,850             114,250
Waste Management, Inc.                                27,600             974,280
                                                               -----------------
                                                                       1,088,530
SEMICONDUCTORS - 0.30%
Analog Devices, Inc.                                  20,000             765,800
Intel Corp.                                           28,800             557,280
Texas Instruments, Inc.                               16,800   $         545,496
                                                               -----------------
                                                                       1,868,576
SOFTWARE - 0.24%
Microsoft Corp.                                       54,400           1,480,224
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.33%
Lucent Technologies, Inc. * (a)                      116,600             355,630
Nokia Oyj, SADR                                       47,300             980,056
Telus Corp., Non Voting Shares                        14,735             570,244
Telus Corp.                                            3,600             141,396
                                                               -----------------
                                                                       2,047,326
TELEPHONE - 1.01%
ALLTEL Corp.                                          17,700           1,146,075
AT&T, Inc.                                            65,350           1,767,064
Qwest Communications International,
   Inc. *                                            169,500           1,152,600
Sprint Corp.                                          48,500           1,253,240
Verizon Communications, Inc.                          30,700           1,045,642
                                                               -----------------
                                                                       6,364,621
TOBACCO - 0.08%
UST, Inc. (a)                                         12,205             507,728
TOYS, AMUSEMENTS & SPORTING GOODS
   - 0.17%
Mattel, Inc.                                          57,900           1,049,727
                                                               -----------------
TOTAL COMMON STOCKS (Cost $103,872,332)                        $     112,099,202
                                                               -----------------
PREFERRED STOCKS - 0.16%
BROADCASTING - 0.05%
Spanish Broadcasting System, Series B *                  281             303,480
ENERGY - 0.05%
NRG Energy, Inc., Series 4 *                             100             125,625
NRG Energy, Inc. *                                       125             156,563
                                                               -----------------
                                                                         282,188
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.06%
Lucent Technologies Capital
   Trust I * (a)                                         400             404,800
                                                               -----------------
TOTAL PREFERRED STOCKS (Cost $985,699)                         $         990,468
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 7.32%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.79%
   0.875% due 04/15/2010 (a)               $       1,517,034           1,436,916
   1.875% due 07/15/2013 (a)                         237,415             230,543
   2.00% due 07/15/2014 to 01/15/2026 (a)          1,857,947           1,808,696
   2.375% due 01/15/2025 (a)                         724,477             728,071
   3.50% due 01/15/2011 (a)                           81,994              86,673
   3.625% due 01/15/2008 (a)                         607,291             623,873
                                                               -----------------
                                                                       4,914,772
U.S. TREASURY BONDS - 3.23%
   4.50% due 02/15/2036 (a)                          200,000             187,656
   5.375% due 02/15/2031 (a)                       2,037,000           2,144,260
   5.50% due 08/15/2028 (a)                          250,000             264,863

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)
U.S. TREASURY BONDS (CONTINUED)
   6.00% due 02/15/2026 (a)                $       1,480,000   $       1,651,356
   6.125% due 08/15/2029 (a)                         389,000             445,982
   6.25% due 08/15/2023 to 05/15/2030 (a)          3,676,000           4,242,757
   6.375% due 08/15/2027 (a)                          40,000              46,769
   6.50% due 11/15/2026 (a)                          680,000             803,409
   7.125% due 02/15/2023 (a)                       1,552,000           1,908,718
   7.50% due 11/15/2016 (a)                          830,000           1,002,938
   7.625% due 02/15/2025 (a)                       1,464,000           1,913,608
   7.875% due 02/15/2021 (a)                         556,000             717,761
   8.00% due 11/15/2021 (a)                          230,000             302,127
   8.50% due 02/15/2020 (a)                        1,860,000           2,494,435
   8.875% due 02/15/2019 (a)                       1,584,000           2,156,344
                                                               -----------------
                                                                      20,282,983
U.S. TREASURY NOTES - 3.21%
   3.125% due 01/31/2007 (a)                         188,000             185,349
   3.375% due 11/15/2008                             820,000             790,979
   3.50% due 11/15/2006 to 05/31/2007 (a)          3,160,000           3,131,953
   4.00% due 03/15/2010 to 02/15/2015 (a)            830,000             796,791
   4.125% due 05/15/2015 (a)                       2,460,000           2,324,604
   4.25% due 08/15/2013 to 11/15/2014 (a)          7,035,000           6,753,416
   4.75% due 05/15/2014 (a)                        1,230,000           1,219,238
   4.875% due 02/15/2012 (a)                       3,965,000           3,971,193
   5.75% due 08/15/2010 (a)                          950,000             984,623
                                                               -----------------
                                                                      20,158,146
U.S. TREASURY STRIPS - 0.09%
   zero coupon due 05/26/2006 to
      05/15/2020                                   1,115,000             547,984
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $47,406,147)                                          $      45,903,885
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   - 20.81%
FEDERAL FARM CREDIT BANK - 0.08%
   1.875% due 01/16/2007                             550,000             536,320
FEDERAL HOME LOAN BANK - 0.16%
   3.00% due 04/15/2009 (a)                          500,000             470,404
   5.25% due 06/18/2014 (a)                          510,000             510,969
                                                               -----------------
                                                                         981,373
FEDERAL HOME LOAN MORTGAGE CORP. - 2.78%
   2.75% due 03/15/2008 (a)                          555,000             531,244
   4.00% due 12/15/2009 (a)                          365,000             351,118
   4.50% due 10/01/2007 to 09/01/2035              1,486,649           1,407,529
   4.522% due 09/01/2032                              57,251              56,873
   4.545% due 09/01/2035                             291,737             282,810
   4.72% due 08/01/2035                              429,398             417,934
   5.00% due 01/01/2009 to 11/01/2035              6,475,950           6,208,189
   5.055% due 11/01/2035                             248,414             244,232
   5.125% due 07/15/2012                           2,180,000           2,173,126
   5.428% due 01/01/2036                             124,963             123,875
   5.50% due 03/01/2018 to 04/01/2029              1,459,402           1,450,662
   6.00% due 11/01/2011 to 12/01/2033                284,408             286,858
   6.50% due 05/01/2017 to 02/01/2036              3,509,929           3,582,146
   6.50% TBA **                            $         225,000   $         229,289
   7.00% due 02/01/2024 to 06/01/2032                 71,062              73,206
   7.50% due 05/01/2024 to 06/01/2024                  5,615               5,881
   10.50% due 05/01/2019                                 946                 971
                                                               -----------------
                                                                      17,425,943
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.69%
   2.50% due 06/15/2006                              185,000             184,074
   3.25% due 08/15/2008                              280,000             268,848
   3.55% due 11/15/2007                              850,000             829,479
   3.825% due 10/01/2033                             194,595             189,197
   4.026% due 07/01/2027                               2,282               2,277
   4.375% due 09/15/2012                             360,000             345,224
   4.50% due 02/15/2011 to 07/01/2035              4,080,009           3,888,852
   4.5557% due 02/17/2009 (b)                        220,000             214,423
   4.625% due 10/15/2014                             660,000             635,660
   4.694% due 09/01/2035                             509,207             495,493
   5.00% due 01/01/2009 to 10/01/2035              2,004,196           1,940,830
   5.00% TBA **                                    1,600,000           1,559,501
   5.319% due 12/01/2035                             209,782             207,511
   5.376% due 12/01/2035                             261,880             259,901
   5.455% due 01/01/2019                               1,894               1,904
   5.50% due 07/01/2013 to 12/01/2035             11,008,553          10,818,350
   5.50% TBA **                                      300,000             292,781
   5.544% due 12/01/2035                             402,432             399,809
   5.685% due 12/01/2035                             133,872             133,293
   5.715% due 01/01/2036                             942,566             940,977
   5.75% due 02/15/2008                              500,000             505,862
   6.00% due 04/01/2014 to 01/01/2036              7,900,865           7,924,255
   6.00% TBA **                                      675,000             683,754
   6.50% due 06/01/2013 to 07/01/2032              1,096,594           1,121,203
   7.00% due 12/01/2029 to 02/01/2030                  3,137               3,235
   7.125% due 01/15/2030                             370,000             458,322
   7.125% due 06/15/2010 (a)                       1,300,000           1,395,918
                                                               -----------------
                                                                      35,700,933
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.10%
   4.00% due 09/15/2018                              685,345             644,443
   4.50% due 06/15/2033 to 11/15/2035              2,229,675           2,095,661
   5.00% due 02/15/2018 to 11/15/2034             17,989,049          17,454,747
   5.50% due 01/15/2018 to 08/15/2035             15,383,345          15,229,357
   5.50% TBA **                                    4,169,121           4,124,604
   6.00% due 12/20/2008 to 12/01/2099             15,892,270          16,075,884
   6.00% TBA **                                    4,533,056           4,584,182
   6.50% due 07/15/2009 to 12/01/2099              9,448,900           9,727,516
   6.50% TBA **                                    1,329,807           1,364,628
   7.00% due 09/15/2012 to 12/15/2034              2,569,126           2,674,679
   7.50% due 03/15/2007 to 06/15/2032                743,518             780,036
   8.00% due 08/15/2007 to 06/20/2029                530,298             565,661
   8.50% due 07/15/2008 to 02/15/2027                139,120             149,081
   9.00% due 03/15/2009 to 09/15/2024                 80,690              86,512

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   9.25% due 10/15/2016 to 12/15/2019      $          10,816   $          11,739
   9.50% due 06/15/2009 to 12/15/2024                 28,616              31,011
   9.75% due 07/15/2017 to 02/15/2021                  6,226               6,789
   10.00% due 02/15/2016 to 03/15/2026               118,366             130,113
   10.25% due 05/15/2020 to 11/15/2020                 4,160               4,574
   10.50% due 03/15/2014 to 07/15/2019                14,511              16,029
   11.00% due 12/15/2009 to 07/20/2020                36,868              40,338
   11.50% due 03/15/2010 to 11/15/2019                24,932              27,568
   11.75% due 08/15/2013                               1,621               1,798
   12.00% due 10/15/2010 to 06/15/2015                24,887              27,792
   12.25% due 03/15/2014 to 07/20/2015                 2,211               2,422
   12.50% due 04/15/2010 to 07/15/2015                10,396              11,395
   12.75% due 12/20/2013 to 12/20/2014                 2,483               2,728
   13.00% due 01/15/2011 to 09/20/2015                 8,650               9,592
   13.50% due 05/15/2010 to 01/15/2015                 6,144               6,846
                                                               -----------------
                                                                      75,887,725
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $131,732,152)                                            $     130,532,294
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS
   - 11.00%
ARGENTINA - 0.18%
Republic of Argentina
   zero coupon, Step up to 2.5% on
      03/31/2009 due 12/31/2038                      250,000              94,625
   zero coupon, Step up to 1.18% on
      03/31/2009 due 12/31/2038 (b)        ARS       750,000             122,890
   0.275% due 12/15/2035 (b)                       1,243,893              36,766
   4.50% due 12/15/2035 (b)                $         400,000              37,000
   4.889% due 08/03/2012 (b)                         725,000             592,688
City of Buenos Aires
   7.875% due 04/11/2011                             250,000             248,100
                                                               -----------------
                                                                       1,132,069
AUSTRALIA - 0.02%
Commonwealth of Australia
   8.00% due 03/01/2008                    AUD       145,000             108,482
AUSTRIA - 0.23%
Republic of Austria
   5.50% due 01/15/2010                    EUR       548,000             711,718
   5.875% due 07/15/2006                             526,000             643,671
   6.25% due 07/15/2027                               47,000              75,097
                                                               -----------------
                                                                       1,430,486
BELGIUM - 0.48%
Kingdom of Belgium
   4.25% due 09/28/2013                              466,000             584,984
   5.00% due 03/28/2035                              245,000             343,940
   6.25% due 03/28/2007                              237,000             296,162
   7.00% due 05/15/2006                            1,480,000           1,804,630
                                                               -----------------
                                                                       3,029,716
BRAZIL - 0.61%
Federative Republic of Brazil
   6.00% due 05/15/2009                    BRL       525,000             355,346
   6.00% due 08/15/2010                    BRL       120,000   $          77,298
   6.00% due 08/15/2024                              360,000             214,851
   6.00% due 05/15/2045                              630,000             360,433
   6.00% due 05/15/2015                              354,000             230,101
   7.875% due 03/07/2015                   $          50,000              53,975
   8.00% due 01/15/2018                              745,000             807,208
   8.75% due 02/04/2025                              325,000             372,125
   8.875% due 10/14/2019                             125,000             144,375
   10.125% due 05/15/2027                            425,000             551,012
   11.00% due 08/17/2040                             250,000             320,750
   12.50% due 01/05/2016                   BRL       325,000             150,311
   14.50% due 10/15/2009                   $         125,000             160,000
                                                               -----------------
                                                                       3,797,785
CANADA - 0.15%
Government of Canada
   5.75% due 06/01/2033                    CAD       275,000             291,713
Province of Ontario
   5.00% due 03/08/2014                              325,000             288,034
Province of Quebec
   9.375% due 01/16/2023                             161,000             208,802
Province of Ontario
   6.375% due 10/12/2010                   NZD       200,000             122,471
                                                               -----------------
                                                                         911,020
COLOMBIA - 0.05%
Republic of Colombia
   10.75% due 01/15/2013                   $         150,000             186,375
   11.75% due 02/25/2020                             100,000             142,500
                                                               -----------------
                                                                         328,875
DENMARK - 0.04%
Kingdom of Denmark
   5.00% due 11/15/2013                    DKK     1,038,000             182,245
   7.00% due 11/10/2024                              351,000              78,917
                                                               -----------------
                                                                         261,162
ECUADOR - 0.03%
Republic of Ecuador
   zero coupon, Step up to 10% on
      08/15/2006 due 08/15/2030 (b)        $         175,000             175,000
FINLAND - 0.03%
Republic of Finland
   5.00% due 07/04/2007                    EUR       131,000             162,683
FRANCE - 1.05%
Government of France
   4.00% due 10/25/2014                            1,525,000           1,882,329
   4.75% due 10/25/2012                              320,000             412,523
   5.00% due 10/25/2016                              219,000             292,804
   5.50% due 04/25/2029                              614,000             910,575
   5.50% due 04/25/2010                            1,345,000           1,753,680
   5.75% due 10/25/2032                              850,000           1,318,419
                                                               -----------------
                                                                       6,570,330

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)
GERMANY - 1.27%
Federal Republic of Germany
   3.25% due 07/04/2015                    EUR     1,599,000   $       1,863,325
   4.00% due 01/04/2037                              165,000             200,838
   4.25% due 01/04/2014                              648,000             813,493
   4.50% due 01/04/2013                            1,150,000           1,462,096
   4.75% due 07/04/2028                              301,000             404,008
   4.75% due 07/04/2034                              720,000             983,528
   5.00% due 01/04/2012                              105,000             136,358
   5.50% due 01/04/2031                              341,000             509,498
   6.00% due 07/04/2007                            1,260,000           1,581,514
                                                               -----------------
                                                                       7,954,658
GREECE - 0.50%
Republic of Greece
   2.75% due 06/21/2006                            2,500,000           3,034,500
   4.60% due 05/20/2013                               67,000              85,152
                                                               -----------------
                                                                       3,119,652
INDONESIA - 0.04%
Republic of Indonesia
   8.50% due 10/12/2035                    $         250,000             278,500
IRAQ - 0.08%
Republic of Iraq, Series REGS
   5.80% due 01/15/2028                              750,000             506,850
IRELAND - 0.06%
Republic of Ireland
   4.00% due 04/18/2010                    EUR        92,000             113,764
   5.00% due 04/18/2013                              178,000             233,560
                                                               -----------------
                                                                         347,324
ISRAEL - 0.17%
Israel Government Bond - Shahar,
   Series 2682
   7.50% due 03/31/2014                    ILS     4,740,000           1,070,403
ITALY - 0.91%
Republic of Italy
   2.75% due 05/15/2006                    EUR     2,500,000           3,034,803
   4.25% due 08/01/2014                              412,000             513,471
   5.00% due 10/15/2007                              320,000             398,233
   6.00% due 11/01/2007                              987,000           1,247,898
   6.00% due 05/01/2031                              261,000             397,232
   7.25% due 11/01/2026                               73,000             124,549
                                                               -----------------
                                                                       5,716,186
JAMAICA - 0.09%
Government of Jamaica
   9.00% due 06/02/2015                    $         185,000             194,250
   10.625% due 06/20/2017                            335,000             386,925
                                                               -----------------
                                                                         581,175
JAPAN - 1.39%
Government of Japan
   0.50% due 06/20/2008                    JPY   324,600,000           2,749,454
   0.80% due 12/10/2015                           77,000,000             653,053
   1.00% due 12/20/2012                           96,900,000             796,601
   1.10% due 09/20/2012                           65,000,000             539,188
   1.30% due 12/20/2013                          133,350,000           1,106,557
   1.50% due 03/20/2015                    JPY    69,300,000   $         579,405
   1.90% due 03/20/2025                           73,100,000             609,654
   1.90% due 12/20/2010                           82,600,000             723,978
   2.00% due 06/20/2022                           61,100,000             525,031
   2.00% due 12/20/2033                           33,700,000             273,037
   2.20% due 06/22/2020                           17,300,000             153,119
                                                               -----------------
                                                                       8,709,077
LEBANON - 0.04%
Republic of Lebanon
   8.50% due 01/19/2016                    $         240,000             255,900
MALAYSIA - 0.03%
Malaysia Government Bond, Series 4/05
   3.756% due 04/28/2011                   MYR       717,000             194,526
MEXICO - 1.25%
Government of Mexico
   4.625% due 10/08/2008 (a)               $         355,000             347,367
   5.625% due 01/15/2017                             400,000             387,400
   6.625% due 03/03/2015 (a)                         110,000             114,785
   7.50% due 04/08/2033                               55,000              61,325
   8.00% due 12/24/2008                    MXN    12,450,000           1,143,449
   8.00% due 12/28/2006                            1,490,000             137,462
   8.00% due 12/17/2015                            3,820,000             339,100
   8.00% due 12/19/2013                           11,400,000           1,011,660
   8.125% due 12/30/2019 (a)               $         240,000             282,000
   9.00% due 12/22/2011                    MXN    33,650,000           3,171,726
   9.00% due 12/20/2012                            6,425,000             607,425
   9.50% due 12/18/2014                            2,336,000             227,813
                                                               -----------------
                                                                       7,831,512
NETHERLANDS - 0.13%
Kingdom of Netherlands
   5.00% due 07/15/2011                    EUR       181,000             234,526
   5.25% due 07/15/2008                              321,000             405,592
   5.50% due 01/15/2028                              132,000             194,441
                                                               -----------------
                                                                         834,559
PANAMA - 0.02%
Republic of Panama
   6.70% due 01/26/2036                    $         130,000             129,740
PERU - 0.05%
Republic of Peru
   8.375% due 05/03/2016                             250,000             271,250
   8.75% due 11/21/2033                               40,000              44,600
                                                               -----------------
                                                                         315,850
PHILIPPINES - 0.10%
Republic of Philippines
   9.50% due 02/02/2030                              170,000             201,875
   9.875% due 01/15/2019                             200,000             240,750
   10.625% due 03/16/2025                            165,000             213,881
                                                               -----------------
                                                                         656,506

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)
POLAND - 0.22%
Government of Poland
   5.00% due 10/24/2013                    PLN     1,600,000   $         496,728
   6.00% due 05/24/2009                            2,690,000             866,785
                                                               -----------------
                                                                       1,363,513
PORTUGAL - 0.18%
Republic of Portugal
   3.00% due 07/17/2006                    EUR       818,000             993,761
   5.15% due 06/15/2011                              114,000             148,161
                                                               -----------------
                                                                       1,141,922
RUSSIA - 0.19%
Russian Federation
   5.00% due 03/31/2030                    $       1,070,000           1,174,004
SERBIA - 0.11%
Republic of Serbia
   zero coupon, Step up to 6.75% on
      11/01/2009 due 11/01/2024                      785,000             708,384
SOUTH AFRICA - 0.14%
Republic of South Africa
   6.50% due 06/02/2014                              305,000             320,631
Republic of South Africa, Series R153
   13.00% due 08/31/2010                   ZAR     2,396,000             471,259
   13.50% due 09/15/2015                             450,000             102,281
                                                               -----------------
                                                                         894,171
SPAIN - 0.24%
Kingdom of Spain
   4.00% due 01/31/2010                    EUR        45,000              55,606
   5.75% due 07/30/2032                              123,000             190,359
   6.00% due 01/31/2008                              999,000           1,268,218
                                                               -----------------
                                                                       1,514,183
SWEDEN - 0.10%
Kingdom of Sweden
   5.00% due 01/28/2009                    SEK     4,820,000             650,878
TURKEY - 0.34%
Republic of Turkey
   7.375% due 02/05/2025                   $         235,000             243,518
   15.00% due 02/10/2010                   TRY       560,000             452,003
   20.00% due 10/17/2007                           1,020,000             898,861
Republic of Turkey
   6.875% due 03/17/2036                   $         565,000             545,225
                                                               -----------------
                                                                       2,139,607
UKRAINE - 0.02%
Republic of Ukraine
   7.65% due 06/11/2013                              100,000             104,940
UNITED KINGDOM - 0.27%
Government of United Kingdom
   4.25% due 06/07/2032                    GBP       955,000           1,691,381
URUGUAY - 0.02%
Republic of Uruguay
   9.25% due 05/17/2017                    $         125,000             145,000
VENEZUELA - 0.10%
Republic of Venezuela
   7.65% due 04/21/2025                    $         120,000   $         129,540
   9.25% due 09/15/2027                              175,000             222,337
   13.625% due 08/15/2018                            175,000             269,063
                                                               -----------------
                                                                         620,940
VIETNAM - 0.07%
Socialist Republic of Vietnam
   6.875% due 01/15/2016                             450,000             464,741
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $69,104,019)                                          $      69,023,690
                                                               -----------------
CORPORATE BONDS - 26.74%
ADVERTISING - 0.39%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                             400,000             433,500
Advanstar Communications, Inc., Series B
   15.00% due 10/15/2011                             175,000             183,312
Lamar Advertising Company
   2.875% due 12/31/2010 (a)                         375,000             433,958
R.H. Donnelley Corp.
   8.875% due 01/15/2016                           1,050,000           1,092,000
   10.875% due 12/15/2012                            300,000             332,625
                                                               -----------------
                                                                       2,475,395
AEROSPACE - 0.29%
Aviall, Inc.
   7.625% due 07/01/2011                             200,000             204,500
BE Aerospace, Inc.
   8.50% due 10/01/2010                               50,000              53,125
BE Aerospace, Inc., Series B
   8.875% due 05/01/2011                             200,000             208,000
Boeing Company
   8.75% due 08/15/2021                               45,000              58,883
GenCorp, Inc.
   9.50% due 08/15/2013                              500,000             540,000
Moog, Inc.
   6.25% due 01/15/2015                              175,000             172,375
Northrop Grumman Corp.
   7.125% due 02/15/2011                              45,000              47,919
   7.75% due 03/01/2016                               30,000              34,558
Rolls-Royce Group PLC, EMTN
   4.50% due 03/16/2011                    EUR        25,000              31,015
Sequa Corp.
   9.00% due 08/01/2009                    $          25,000              26,750
TransDigm, Inc.
   8.375% due 07/15/2011                             125,000             130,625
United Technologies Corp.
   5.40% due 05/01/2035                              160,000             150,819
Vought Aircraft Industries, Inc.
   8.00% due 07/15/2011 (a)                          200,000             188,000
                                                               -----------------
                                                                       1,846,569
AGRICULTURE - 0.22%
Bunge, Ltd.
   4.375% due 12/15/2008                             325,000             315,553

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
AGRICULTURE (CONTINUED)
Cargill, Inc.
   6.25% due 05/01/2006                    $         120,000   $         120,109
Case New Holland, Inc.
   9.25% due 08/01/2011                              300,000             320,250
Phosphate Resource Partners LP
   7.00% due 02/15/2008                              100,000             101,250
Terra Capital, Inc.
   11.50% due 06/01/2010                             150,000             165,750
 UAP Holding Corp.
   zero coupon, Step up to 10.75% on
      01/15/2008 due 07/15/2012                       25,000              22,375
United Agri Products, Inc.
   8.25% due 12/15/2011                              325,000             338,000
                                                               -----------------
                                                                       1,383,287
AIR TRAVEL - 0.01%
Air Jamaica, Ltd., Series REGS
   9.375% due 07/08/2015                              50,000              51,500
ALUMINUM - 0.06%
Alcoa, Inc.
   4.25% due 08/15/2007                              145,000             142,807
Century Aluminum Company
   7.50% due 08/15/2014 (a)                          225,000             234,000
                                                               -----------------
                                                                         376,807
AMUSEMENT & THEME PARKS - 0.06%
Universal City Development Partners
   11.75% due 04/01/2010                             325,000             358,313
APPAREL & TEXTILES - 0.31%
Broder Brothers, Series B
   11.25% due 10/15/2010                             200,000             199,000
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010                              275,000             259,875
Federated Department Stores, Inc.
   6.625% due 09/01/2008                             100,000             102,736
INVISTA
   9.25% due 05/01/2012                            1,025,000           1,096,750
Jones Apparel Group, Inc.
   7.875% due 06/15/2006                              50,000              50,163
Rafaella Apparel Group, Inc.
   11.25% due 06/15/2011                             250,000             248,750
                                                               -----------------
                                                                       1,957,274
AUTO PARTS - 0.18%
Accuride Corp.
   8.50% due 02/01/2015                              225,000             223,031
Autocam Corp.
   10.875% due 06/15/2014                            125,000              83,750
Commercial Vehicle Group Inc
   8.00% due 07/01/2013                               50,000              50,000
Lear Corp., Series B
   8.11% due 05/15/2009                               75,000              69,750
Rexnord Corp.
   10.125% due 12/15/2012                            575,000             631,063
Visteon Corp.
   7.00% due 03/10/2014                               75,000              57,750
                                                               -----------------
                                                                       1,115,344
AUTO SERVICES - 0.06%
Adesa, Inc.
   7.625% due 06/15/2012                   $         200,000   $         204,500
Erac USA Finance Company
   7.95% due 12/15/2009                              150,000             161,549
                                                               -----------------
                                                                         366,049
AUTOMOBILES - 0.35%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                               50,000              48,450
   4.75% due 01/15/2008                               95,000              93,669
   6.50% due 11/15/2013 (a)                          280,000             284,779
   8.50% due 01/18/2031 (a)                           55,000              64,343
DaimlerChrysler North America Holding
   Corp., Series MTND
   5.36% due 09/10/2007 (b)                           60,000              60,172
ERAC USA Finance Company
   5.60% due 05/01/2015                              205,000             199,675
Hertz Corp., Class A
   8.875% due 01/01/2014                             675,000             700,312
   10.50% due 01/01/2016 (a)                         675,000             732,375
                                                               -----------------
                                                                       2,183,775
BANKING - 1.37%
Australia & New Zealand Banking Group,
   Ltd., EMTN
   4.45% due 02/05/2015 (b)                EUR        38,000              47,133
BAC Capital Trust VI
   5.625% due 03/08/2035                   $         290,000             269,771
Banca Intesa SpA, EMTN
   5.85% due 05/08/2014 (b)                EUR        65,000              83,738
Banca Monte dei Paschi di Siena SpA,
   EMTN
   4.50% due 09/24/2015 (b)                           70,000              86,451
Bank Nederlandse Gemeenten, EMTN
   4.00% due 07/15/2014                              100,000             122,447
Bank of America Corp.
   5.25% due 02/01/2007 (a)                $         130,000             129,946
Bank of Ireland
   6.45% due 02/10/2010                    EUR        47,000              62,438
Bank One Corp.
   5.25% due 01/30/2013 (a)                $         180,000             176,271
Banknorth Capital Trust I, Series B
   10.52% due 05/01/2027                              20,000              21,892
Banque du Liban, Series ECD
   10.00% due 04/25/2015                             250,000             293,125
Barclays Bank PLC, EMTN
   5.75% due 03/08/2011                    EUR        35,000              46,007
BB&T Corp.
   6.50% due 08/01/2011                    $         260,000             272,719
BNP Paribas, EMTN
   5.25% due 12/17/2012                    EUR        35,000              45,652
Colonial Bank, N.A.
   9.375% due 06/01/2011                   $         155,000             175,148
Credit Agricole SA, Series TSDI
   5 due 06/20/2049 (b)                    GBP        50,000              84,964
Credit Suisse Group Finance Guernsey,
   Ltd.
   6.375% due 06/07/2013                   EUR        45,000              62,363

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Deutsche Bank AG
   5.125% due 01/31/2013                   EUR        68,000   $          87,732
European Investment Bank
   6.75% due 11/17/2008                    NZD       200,000             124,339
Festival Fun Parks LLC, Series 144A
   10.875% due 04/15/2014                  $         100,000             100,000
Greenpoint Capital Trust I
   9.10% due 06/01/2027                               20,000              21,577
HBOS PLC
   3.125% due 01/12/2007                             150,000             147,680
HBOS PLC, EMTN
   4.375% due 10/30/2019 (b)               EUR        48,000              58,992
HBOS PLC, MTN
   6.00% due 11/01/2033                    $         140,000             140,519
HSBC Bank PLC
   7.625% due 06/15/2006                              80,000              80,375
HSBC Bank PLC, EMTN
   4.25% due 03/18/2016 (b)                EUR        54,000              66,538
HSBC Holdings PLC, Series 2018
   9.875% due 04/08/2018                   GBP        40,000              88,740
Hudson United Bancorp
   8.20% due 09/15/2006                    $          15,000              15,173
Huntington National Bank, Series BKNT
   4.375% due 01/15/2010                             180,000             173,340
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                           15,000              14,224
ING Bank NV, EMTN
   5.50% due 01/04/2012                    EUR        35,000              45,755
Islandsbanki HF
   4.76% due 10/15/2008 (b)                $         175,000             175,133
Keybank NA
   5.80% due 07/01/2014                               35,000              35,230
Keybank NA, Series BKNT
   4.412% due 03/18/2008                              45,000              44,450
KeyCorp, MTN, Series G
   4.70% due 05/21/2009                               40,000              39,412
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                    GBP       505,000             879,690
Kreditanstalt fuer Wiederaufbau
   4.70% due 06/02/2037                    CAD       165,000             140,871
   6.375% due 02/17/2015                   NZD     1,670,000           1,035,697
Kreditanstalt fuer Wiederaufbau, EMTN
   6.50% due 11/15/2011                              485,000             301,555
Kreditanstalt fuer Wiederaufbau, Series
   EXCH
   5.50% due 12/07/2015                    GBP       135,000             249,197
Landwirtschaftliche Rentenbank, Series 7
   3.75% due 06/15/2009                    $          95,000              91,236
Marshall & Ilsley Bank, Series BKNT
   3.80% due 02/08/2008                               95,000              92,572
   4.125% due 09/04/2007                              40,000              39,360
Mizuho Capital Investment 1 Ltd.
   6.686% due 03/29/2049 (b)                         120,000             118,103
Nordea Bank Finland PLC, EMTN
   5.75% due 03/26/2014 (b)                EUR        50,000              63,979
Northern Rock PLC, EMTN
   5.75% due 02/28/2017                    GBP        47,000              83,990
Northern Trust Company, Series BKNT
   4.60% due 02/01/2013                    $         100,000   $          94,655
Rabobank Nederland, EMTN
   3.125% due 07/19/2010                   EUR        70,000              82,950
Regions Bank, Series BKNT
   2.90% due 12/15/2006                    $         105,000             103,407
Royal Bank of Scotland PLC, EMTN
   zero coupon, Step up to 6.935% on
   09/08/2014 due 06/29/2049 (b)           GBP        47,000              85,854
Sanpaolo IMI SpA, EMTN
   3.75% due 06/09/2015 (b)                EUR        57,000              68,953
Standard Chartered Bank, EMTN
   3.625% due 02/03/2017 (b)                          57,000              67,332
Sumitomo Mitsui Banking Corp, Series
   REGS
   4.375% due 07/29/2049 (b)                          50,000              59,109
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)               $         200,000             194,016
Suncorp-Metway, Ltd.
   4.625% due 06/15/2013                              25,000              23,507
Svensk Exportkredit AB
   2.875% due 01/26/2007                             110,000             108,266
Svenska Handelsbanken, EMTN
   6.125% due 03/29/2049 (b)               GBP        47,000              83,985
US Bancorp, MTN, Series P
   4.50% due 07/29/2010 (a)                $         160,000             154,551
Wachovia Corp.
   4.8838% due 07/20/2007 (b)                         55,000              55,067
   5.50% due 08/01/2035                              100,000              91,085
   6.40% due 04/01/2008                              170,000             173,741
Webster Capital Trust II, Series B
   10.00% due 04/01/2027                              30,000              32,499
Webster Financial Corp.
   5.125% due 04/15/2014                             180,000             171,620
Wells Fargo Company
   4.20% due 01/15/2010 (a)                          175,000             167,952
   4.875% due 01/12/2011                             210,000             205,364
Westpac Banking Corp.
   2.875% due 06/25/2008                   EUR        20,000              23,944
                                                               -----------------
                                                                       8,583,381
BIOTECHNOLOGY - 0.06%
Amgen, Inc.
   4.00% due 11/18/2009                    $         110,000             105,201
Genentech, Inc.
   4.40% due 07/15/2010 (a)                          110,000             106,003
   4.75% due 07/15/2015                              175,000             164,335
                                                               -----------------
                                                                         375,539
BROADCASTING - 0.56%
Allbritton Communications Company
   7.75% due 12/15/2012 (a)                          500,000             502,500
CanWest Media, Inc.
   8.00% due 09/15/2012                              375,000             384,375
Charter Communications Operating LLC
   8.00% due 04/30/2012                              700,000             696,500
Fisher Communications, Inc.
   8.625% due 09/15/2014                             200,000             211,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BROADCASTING (CONTINUED)
Gray Television, Inc.
   9.25% due 12/15/2011                    $         325,000   $         344,500
Liberty Media Corp.
   6.41% due 09/17/2006 (b)                           30,000              30,123
News America, Inc.
   6.20% due 12/15/2034                              345,000             323,097
   6.40% due 12/15/2035                              200,000             191,227
   7.375% due 10/17/2008                             110,000             114,851
Sirius Satellite Radio, Inc.
   9.625% due 08/01/2013                             325,000             316,875
Viacom, Inc.
   5.625% due 05/01/2007 (a)                         165,000             164,902
XM Satellite Radio Holdings, Inc.
   12.00% due 06/15/2010                             150,000             167,438
   14.00 due 12/31/2009 (a)                           75,000              80,437
                                                               -----------------
                                                                       3,528,075
BUILDING MATERIALS & CONSTRUCTION -
   0.22%
Ainsworth Lumber Company, Ltd.
   7.25% due 10/01/2012                               50,000              45,250
Brand Services, Inc.
   12.00% due 10/15/2012                             300,000             321,000
Building Materials Corporation of
   America
   7.75% due 08/01/2014                              300,000             299,250
Columbus McKinnon Corp.
   8.875% due 11/01/2013 (a)                         250,000             262,500
CRH America, Inc.
   6.40% due 10/15/2033                               55,000              55,497
Texas Industries, Inc.
   7.25% due 07/15/2013                              400,000             412,000
                                                               -----------------
                                                                       1,395,497
BUILDINGS - 0.04%
D.R. Horton, Inc.
   4.875% due 01/15/2010                             250,000             240,710
   5.625% due 09/15/2014 (a)                          35,000              32,898
                                                               -----------------
                                                                         273,608
BUSINESS SERVICES - 0.61%
Affinity Group, Inc.
   9.00% due 02/15/2012                              325,000             326,625
   10.875% due 02/15/2012                            105,437             101,220
Dun & Bradstreet Corp.
   5.50% due 03/15/2011                              120,000             119,279
FTI Consulting, Inc.
   7.625% due 06/15/2013                             225,000             236,812
GTECH Holdings Corp.
   4.50% due 12/01/2009                              215,000             208,506
   4.75% due 10/15/2010                               25,000              24,315
Insurance Auto Auctions, Inc.
   11.00% due 04/01/2013                             225,000             236,812
Invensys PLC
   9.875% due 03/15/2011                             400,000             425,000
Nebraska Book Company, Inc.
   8.625% due 03/15/2012                             325,000             299,000
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                             977,000           1,033,177
Universal Compression, Inc.
   7.25% due 05/15/2010 (a)                $         225,000   $         228,375
Xerox Corp.
   6.40% due 03/15/2016                              250,000             248,125
   6.875% due 08/15/2011                             175,000             179,594
   7.20% due 04/01/2016                               50,000              52,625
   7.625% due 06/15/2013                             125,000             131,563
                                                               -----------------
                                                                       3,851,028
CABLE AND TELEVISION - 0.85%
Comcast Cable Communications, Inc.
   6.75% due 01/30/2011                               70,000              72,766
   8.375% due 05/01/2007                             100,000             103,078
Comcast Corp.
   4.95% due 06/15/2016 (a)                          390,000             355,403
   5.65% due 06/15/2035                               65,000              56,651
   6.50% due 11/15/2035                               90,000              87,327
Cox Communications, Inc.
   7.75% due 11/01/2010                              430,000             459,851
Cox Enterprises, Inc.
   4.375% due 05/01/2008                             115,000             111,633
CSC Holdings, Inc.
   7.25% due 07/15/2008                              375,000             378,750
DirecTV Holdings LLC
   6.375% due 06/15/2015                             425,000             419,687
   8.375% due 03/15/2013                             175,000             186,812
EchoStar Communications Corp.
   5.75% due 05/15/2008 (a)                          125,000             123,437
Echostar DBS Corp.
   5.75% due 10/01/2008                               15,000              14,850
   6.625% due 10/01/2014                             400,000             386,500
Mediacom Broadband LLC
   8.50% due 10/15/2015                              100,000              96,000
   11.00% due 07/15/2013 (a)                         150,000             159,750
Rainbow National Services LLC
   8.75% due 09/01/2012                               75,000              79,875
Rogers Cable, Inc.
   5.50% due 03/15/2014                              140,000             132,650
   6.75% due 03/15/2015 (a)                          225,000             229,500
Shaw Communications, Inc.
   7.40% due 10/17/2007                    CAD        40,000              35,586
   8.25% due 04/11/2010                    $          50,000              53,125
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                              575,000             586,500
   8.75% due 12/15/2011                               50,000              52,563
Time Warner Entertainment Company LP
   7.25% due 09/01/2008 (a)                          415,000             430,228
   8.375% due 03/15/2023                             219,000             247,608
Videotron Ltee
   6.375% due 12/15/2015                             100,000              97,875
   6.875% due 01/15/2014                             360,000             361,800
                                                               -----------------
                                                                       5,319,805
CELLULAR COMMUNICATIONS - 1.15%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                             575,000             639,687

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
America Movil SA de CV
   6.375% due 03/01/2035                   $         220,000   $         206,851
American Cellular Corp.
   10.00% due 08/01/2011                             200,000             217,000
American Tower Corp.
   3.00% due 08/15/2012 (a)                          100,000             157,625
   7.125% due 10/15/2012                             200,000             208,000
   7.25% due 12/01/2011                               25,000              26,062
   7.50% due 05/01/2012 (a)                           25,000              26,187
AT&T Broadband Corp.
   8.375% due 03/15/2013                             475,000             534,208
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                             100,000             109,606
Centennial Communications Corp.
   8.125% due 02/01/2014 (a)                          25,000              25,500
   10.00% due 01/01/2013                              75,000              77,906
   10.125% due 06/15/2013                            100,000             109,250
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                               5,000               5,614
Digicel, Ltd.
   9.25% due 09/01/2012                              225,000             237,938
Dobson Cellular Systems, Inc.
   9.875% due 11/01/2012 (a)                         200,000             218,500
Dobson Communications Corp.
   8.875% due 10/01/2013                             175,000             175,875
Horizon PCS, Inc.
   11.375% due 07/15/2012                            125,000             142,813
IWO Holdings, Inc.
   zero coupon, Step up to 10.75% on
   01/15/2010 due 01/15/2015                         100,000              74,750
mmO2 PLC, EMTN
   6.375% due 01/25/2007                   EUR        32,000              39,787
Motorola, Inc.
   7.50% due 05/15/2025                    $          70,000              80,169
Nextel Communications, Inc.
   6.875% due 10/31/2013                           1,185,000           1,222,652
   7.375% due 08/01/2015                             150,000             157,311
Nextel Partners, Inc.
   8.125% due 07/01/2011                             175,000             185,063
Rogers Wireless, Inc.
   7.50% due 03/15/2015                               50,000              53,625
   8.00% due 12/15/2012                            1,075,000           1,140,844
   8.035% due 12/15/2010 (b)                          75,000              77,438
   9.625% due 05/01/2011                             175,000             201,031
Rural Cellular Corp.
   9.875% due 02/01/2010                             125,000             133,438
   10.43% due 11/01/2012 (b)                          75,000              77,813
UbiquiTel Operating Company
   9.875% due 03/01/2011                             255,000             278,588
US Unwired, Inc., Series B
   10.00% due 06/15/2012 (a)                         225,000             252,281
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                             140,000             140,016
                                                               -----------------
                                                                       7,233,428
CHEMICALS - 0.40%
Arco Chemical Company
   10.25% due 11/01/2010                   $          75,000   $          80,625
Chemtura Corp.
   9.875% due 08/01/2012                              25,000              28,125
Compass Minerals International, Inc.,
   Series B
   zero coupon, Step up to 12% on
   06/01/2008 due 06/01/2013                         425,000             380,375
Crystal US Holdings 3 LLC/Crystal US
   Sub 3 Corp., Series A
   zero coupon, Step up to 10% on
   10/01/2009 due 10/01/2014                         225,000             175,500
Crystal US Holdings 3 LLC/Crystal US
   Sub 3 Corp., Series B
   zero coupon, Step up to 10.5% on
   10/01/2009 due 10/01/2014                         250,000             193,750
Dow Chemical Company
   6.125% due 02/01/2011 (a)                         110,000             112,914
Dow Chemical Company, EMTN
   4.375% due 06/25/2010                   EUR        35,000              43,013
Equistar Chemicals LP
   8.75% due 02/15/2009                    $          25,000              25,875
Hercules, Inc.
   6.75% due 10/15/2029                               75,000              73,500
Huntsman LLC
   11.625% due 10/15/2010                            150,000             169,875
IMC Global, Inc.
   10.875% due 08/01/2013                             25,000              28,625
IMC Global, Inc., Series B
   10.875% due 06/01/2008                             25,000              27,312
   11.25% due 06/01/2011                              25,000              26,594
Lubrizol Corp.
   4.625% due 10/01/2009 (a)                          55,000              53,288
Lyondell Chemical Company
   9.50% due 12/15/2008                               59,000              61,360
   10.50% due 06/01/2013 (a)                         275,000             304,563
   11.125% due 07/15/2012                            100,000             109,750
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                              75,000              77,437
Praxair, Inc.
   4.75% due 07/15/2007                               75,000              74,565
Rhodia SA
   10.25% due 06/01/2010 (a)                         260,000             291,525
Rockwood Specialties Group, Inc.
   10.625% due 05/15/2011                            175,000             192,063
                                                               -----------------
                                                                       2,530,634
COAL - 0.19%
Alpha Natural Resources LLC
   10.00% due 06/01/2012                             200,000             220,000
Foundation PA Coal Company
   7.25% due 08/01/2014                              375,000             380,625
James River Coal Company
   9.375% due 06/01/2012                             200,000             209,000
Massey Energy Company
   6.625% due 11/15/2010                              45,000              45,787
   6.875% due 12/15/2013                             325,000             318,500
                                                               -----------------
                                                                       1,173,912

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
COMMERCIAL SERVICES - 0.11%
Brickman Group, Ltd., Series B
   11.75% due 12/15/2009                   $         400,000   $         434,500
Mac-Gray Corp.
   7.625% due 08/15/2015                             225,000             229,500
                                                               -----------------
                                                                         664,000
COMPUTERS & BUSINESS EQUIPMENT - 0.12%
Cisco Systems, Inc.
   5.25% due 02/22/2011                              255,000             252,824
International Business Machines Corp.,
   MTN
   2.375% due 11/01/2006                             100,000              98,457
   3.80% due 02/01/2008                              155,000             151,080
Unisys Corp.
   7.875% due 04/01/2008                             175,000             174,781
   8.00% due 10/15/2012                               50,000              49,125
                                                               -----------------
                                                                         726,267
CONSTRUCTION & MINING EQUIPMENT - 0.07%
JLG Industries, Inc.
   8.375% due 06/15/2012 (a)                         325,000             341,250
Terex Corp.
   7.375% due 01/15/2014                             100,000             102,500
                                                               -----------------
                                                                         443,750
CONTAINERS & GLASS - 0.56%
AEP Industries, Inc.
   7.875% due 03/15/2013                             325,000             326,625
Ball Corp.
   6.875% due 12/15/2012                             625,000             639,062
BWAY Corp.
   10.00% due 10/15/2010                             275,000             290,125
Graphic Packaging International Corp.
   8.50% due 08/15/2011 (a)                          275,000             272,250
   9.50% due 08/15/2013 (a)                           50,000              46,750
Greif, Inc.
   8.875% due 08/01/2012                             200,000             213,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                              400,000             418,000
   8.75% due 11/15/2012                              295,000             315,650
   8.875% due 02/15/2009                             325,000             338,406
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                               50,000              50,500
Plastipak Holdings, Inc.
   8.50% due 12/15/2015 (a)                          125,000             127,500
Sealed Air Corp.
   5.375% due 04/15/2008                             200,000             198,759
Silgan Holdings, Inc.
   6.75% due 11/15/2013                              100,000             100,000
Stone Container Corp.
   9.75% due 02/01/2011                               75,000              77,063
Stone Container Finance
   7.375% due 07/15/2014 (a)                         125,000             116,250
                                                               -----------------
                                                                       3,529,940
COSMETICS & TOILETRIES - 0.05%
Chattem, Inc.
   7.00% due 03/01/2014                              325,000             324,594
CRUDE PETROLEUM & NATURAL GAS - 0.67%
Amerada Hess Corp.
   7.375% due 10/01/2009                   $          65,000   $          68,800
   7.875% due 10/01/2029                             195,000             227,066
Atlantic Richfield Corp.
   9.125% due 03/01/2011                              95,000             109,888
Chesapeake Energy Corp.
   6.375% due 06/15/2015                             375,000             368,906
   6.50% due 08/15/2017                              175,000             172,812
   6.50% due 08/15/2017                               75,000              74,063
   6.625% due 01/15/2016                             375,000             374,062
   7.00% due 08/15/2014                              155,000             158,487
Compton Petroleum Finance Corp.
   7.625% due 12/01/2013                             425,000             425,000
Denbury Resources, Inc.
   7.50% due 04/01/2013                              325,000             335,563
   7.50% due 12/15/2015                              200,000             208,000
EnCana Corp.
   4.60% due 08/15/2009                              165,000             160,804
   6.50% due 08/15/2034                               40,000              41,853
EnCana Holdings Finance Corp.
   5.80% due 05/01/2014 (a)                          170,000             171,385
Encore Acquisition Company
   7.25% due 12/01/2017                              325,000             325,813
Hilcorp Energy I LP
   7.75% due 11/01/2015                              225,000             224,438
   10.50% due 09/01/2010                             300,000             330,375
Plains Exploration & Production Company
   8.75% due 07/01/2012                              250,000             266,875
Sempra Energy
   5.24% due 05/21/2008 (b)                          150,000             150,174
                                                               -----------------
                                                                       4,194,364
DOMESTIC OIL - 0.62%
AmeriGas Partners LP
   7.25% due 05/20/2015                              850,000             850,000
ConocoPhillips
   5.90% due 10/15/2032 (a)                          150,000             150,197
Devon Energy Corp.
   2.75% due 08/01/2006                               85,000              84,266
Devon Financing Corp., ULC
   6.875% due 09/30/2011                             240,000             254,455
   7.875% due 09/30/2031                             155,000             187,127
Diamond Offshore Drilling, Inc.
   4.875% due 07/01/2015                             120,000             113,532
   5.15% due 09/01/2014                              175,000             169,768
Forest Oil Corp.
   8.00% due 12/15/2011                              100,000             107,500
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                               75,000              80,437
Range Resources Corp.
   6.375% due 03/15/2015                             550,000             541,750
Stone Energy Corp.
   8.25% due 12/15/2011                              325,000             326,625
Swift Energy Company
   7.625% due 07/15/2011                             200,000             202,000
   9.375% due 05/01/2012 (a)                          50,000              53,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
DOMESTIC OIL (CONTINUED)
Valero Energy Corp.
   3.50% due 04/01/2009                    $         205,000   $         193,834
   4.75% due 04/01/2014                               55,000              51,515
Whiting Petroleum Corp.
   7.00% due 02/01/2014                              250,000             247,500
   7.25% due 05/01/2013                              275,000             274,313
                                                               -----------------
                                                                       3,888,194
DRUGS & HEALTH CARE - 0.06%
Biovail Corp.
   7.875% due 04/01/2010 (a)                         150,000             153,000
Warner Chilcott Corp.
   8.75% due 02/01/2015                              200,000             198,500
                                                               -----------------
                                                                         351,500
EDUCATIONAL SERVICES - 0.06%
AAC Group Holding Corp.
   zero coupon, Step up to 10.25% on
      10/01/2008 due 10/01/2012                      200,000             155,000
American Achievement Corp.
   8.25% due 04/01/2012                              225,000             229,500
                                                               -----------------
                                                                         384,500
ELECTRICAL EQUIPMENT - 0.09%
Exelon Generation Company LLC
   5.35% due 01/15/2014                              190,000             184,436
General Cable Corp.
   9.50% due 11/15/2010                              150,000             162,000
Telex Communications Holdings, Inc.
   11.50% due 10/15/2008                             200,000             214,000
                                                               -----------------
                                                                         560,436
ELECTRICAL UTILITIES - 1.46%
AES Corp.
   7.75% due 03/01/2014 (a)                          105,000             110,250
   8.875% due 02/15/2011                             300,000             323,250
   9.00% due 05/15/2015                              945,000           1,025,325
   9.375% due 09/15/2010                             250,000             272,500
Alabama Power Company
   4.99% due 08/25/2009 (b)                          130,000             130,383
Alabama Power Company, Series CC
   3.50% due 11/15/2007                              130,000             126,376
Allegheny Energy Supply Company LLC
   7.80% due 03/15/2011                              275,000             291,500
   8.25% due 04/15/2012                               25,000              27,406
Appalachian Power Company
   5.29% due 06/29/2007 (b)                           65,000              65,173
Arizona Public Service Company
   4.65% due 05/15/2015                               40,000              36,062
Black Hills Corp.
   6.50% due 05/15/2013                              205,000             204,924
CE Electric UK Funding Company
   6.995% due 12/30/2007                             175,000             177,532
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                              95,000              95,485
   7.25% due 09/01/2010                              175,000             184,617
CMS Energy Corp.
   8.50% due 04/15/2011 (a)                           25,000              27,000
   9.875% due 10/15/2007                   $         450,000   $         478,687
Consumers Energy Co.
   5.80% due 09/15/2035                              100,000              92,559
Dominion Resources, Inc.
   4.125% due 02/15/2008                              55,000              53,633
Edison SpA, EMTN
   5.125% due 12/10/2010                   EUR        29,000              36,874
El Paso Electric Company
   6.00% due 05/15/2035                    $         195,000             183,474
Elia System Operator SA
   4.75% due 05/13/2014                    EUR        46,000              58,078
Enbw International Finance BV, EMTN
   5.875% due 02/28/2012                              35,000              46,637
Energy East Corp.
   5.75% due 11/15/2006                    $         105,000             105,214
Entergy Louisiana LLC
   5.83% due 11/01/2010                               30,000              29,798
FirstEnergy Corp.
   6.45% due 11/15/2011                              255,000             263,857
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                               60,000              60,015
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                             210,000             205,571
Midwest Generation LLC
   8.75% due 05/01/2034                              375,000             405,937
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                            475,000             491,625
Mission Energy Holding Co.
   13.50% due 07/15/2008                             275,000             315,563
National Grid PLC, EMTN
   5.00% due 07/02/2018                    EUR        12,000              14,847
National Power Corp.
   9.0238% due 08/23/2011 (b)              $         150,000             165,238
Nevada Power Company
   5.875% due 01/15/2015                              40,000              39,253
Pacific Gas & Electric Company
   6.05% due 03/01/2034                              195,000             190,823
Pepco Holdings, Inc.
   5.50% due 08/15/2007                               95,000              95,010
Pinnacle West Capital Corp.
   6.40% due 04/01/2006                              210,000             210,000
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                              245,000             235,608
PSEG Power LLC
   6.875% due 04/15/2006                             100,000             100,035
RWE Finance BV, EMTN
   5.375% due 04/18/2008                   EUR        30,000              37,681
   6.375% due 06/03/2013                   GBP        47,000              88,030
San Diego Gas & Electric Company
   5.35% due 05/15/2035                    $          55,000              50,798
Scottish Power UK PLC
   8.375% due 02/20/2017                   GBP        38,000              83,335
Sierra Pacific Resources
   7.803% due 06/15/2012                   $         125,000             132,500
   8.625% due 03/15/2014                             775,000             841,204

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Southern California Edison Company
   4.65% due 04/01/2015                    $          45,000   $          41,976
Tri-State Generation & Transmission
   Association
   6.04% due 01/31/2018                              100,000              99,571
TXU Corp., Series O
   4.80% due 11/15/2009                               55,000              52,839
Vattenfall Treasury AB, EMTN
   6.00% due 04/03/2009                    EUR        30,000              38,693
Virginia Electric and Power Company
   4.50% due 12/15/2010                    $          30,000              28,585
   6.00% due 01/15/2036                              290,000             274,913
Westar Energy, Inc.
   5.10% due 07/15/2020                              155,000             141,704
Western Power Distribution Holdings,
   Ltd.
   6.875% due 12/15/2007                             140,000             141,472
Wisconsin Electric Power Company
   3.50% due 12/01/2007                              105,000             101,882
                                                               -----------------
ELECTRONICS - 0.04%                                                    9,131,302
Celestica, Inc.
   7.875% due 07/01/2011 (a)                         225,000             229,500
ENERGY - 0.83%
Duke Capital Corp.
   4.302% due 05/18/2006                             110,000             109,933
Duke Capital LLC
   6.25% due 02/15/2013 (a)                          260,000             266,552
Duke Capital LLC, Series B
   6.75% due 07/15/2018                               80,000              84,415
Enterprise Products Operating LP
   4.95% due 06/01/2010                              150,000             145,501
Enterprise Products Operating LP, Series
   B
   4.00% due 10/15/2007                               70,000              68,481
   5.60% due 10/15/2014                              105,000             101,818
Ferrellgas Partners LP
   8.75% due 06/15/2012                              225,000             227,812
Mirant North America LLC
   7.375% due 12/31/2013                           1,125,000           1,147,500
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                               40,000              42,043
NRG Energy, Inc.
   7.25% due 02/01/2014                              375,000             381,094
   7.375% due 02/01/2016                           1,605,000           1,639,106
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                             275,000             310,062
Peabody Energy Corp.
   6.875% due 03/15/2013                             300,000             304,500
Progress Energy, Inc.
   5.625% due 01/15/2016                             340,000             333,538
TXU Energy Company LLC
   6.125% due 03/15/2008                              40,000              40,325
Xcel Energy, Inc.
   7.00% due 12/01/2010                               25,000              26,346
                                                               -----------------
                                                                       5,229,026
FINANCIAL SERVICES - 2.85%
AIG SunAmerica Global Financing XII
   5.30% due 05/30/2007                    $          65,000   $          64,923
Altria Finance Cayman Islands, Ltd.
   5.625% due 06/24/2008                   EUR        50,000              62,911
American Commercial Lines
   9.50% due 02/15/2015                    $         100,000             110,000
American Express Credit Corp.
   5.30% due 12/02/2015 (a)                           40,000              39,256
American Express Credit Corp., EMTN
   3.625% due 10/13/2009                   EUR        53,000              64,002
American General Finance Corp., Series
   I, MTN
   5.40% due 12/01/2015                    $         220,000             213,013
American Honda Finance Corp., MTN
   2.875% due 04/03/2006                              80,000              80,000
Arch Western Finance LLC
   6.75% due 07/01/2013                              250,000             248,125
Aries Vermogensverwaltung GmbH, Series
   REGS
   9.60% due 10/25/2014                              550,000             687,170
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                             450,000             498,375
Bear Stearns Companies, Inc.
   7.80% due 08/15/2007                              150,000             154,887
Boeing Capital Corp., MTN, Series X
   6.35% due 11/15/2007                              140,000             142,151
Capital One Bank
   5.125% due 02/15/2014                             195,000             187,650
   6.50% due 06/13/2013                              280,000             291,361
Capital One Financial Corp.
   4.738% due 05/17/2007                             140,000             138,944
Caterpillar Financial Services Corp.,
   MTN, Series F
   4.50% due 09/01/2008 (a)                          120,000             117,828
Chukchansi Economic Development
   Authority
   8.06% due 11/15/2012                              125,000             127,812
CIT Group, Inc.
   5.50% due 11/30/2007                               55,000              55,145
   6.00% due 04/01/2036                              155,000             149,166
CIT Group, Inc., GMTN
   4.25% due 09/22/2011                    EUR        50,000              60,972
CIT Group, Inc., MTN
   4.8988% due 08/15/2008 (b)              $         100,000             100,104
Citigroup, Inc.
   3.875% due 05/21/2010                   EUR        58,000              70,730
   5.30% due 01/07/2016 (a)                $         250,000             243,296
   5.75% due 05/10/2006 (a)                          110,000             110,079
Countrywide Home Loans, Inc., MTN
   4.125% due 09/15/2009                             410,000             391,888
Dollar Financial Group, Inc.
   9.75% due 11/15/2011                              175,000             183,750
Ford Motor Credit Company
   5.625% due 06/06/2006                   EUR        41,000              49,843
   5.70% due 11/16/2006 (b)                $         100,000              99,701
   5.80% due 01/12/2009                              280,000             255,712
   5.88% due 03/21/2007 (a)(b)                        45,000              44,334
   6.17% due 01/15/2010 (b)                           85,000              76,909
   6.50% due 01/25/2007 (a)                           50,000              49,809
   7.00% due 10/01/2013                               95,000              84,969

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Company (continued)
   7.375% due 10/28/2009                   $       2,025,000   $       1,903,769
Franklin Resources, Inc.
   3.70% due 04/15/2008                               60,000              58,084
Fund American Companies, Inc.
   5.875% due 05/15/2013                             185,000             181,766
GE Capital UK Funding, EMTN
   5.625% due 12/12/2014                   GBP        47,000              85,216
General Electric Capital Corp.
   6.125% due 02/22/2011                   $         190,000             195,757
General Electric Capital Corp., EMTN
   5.125% due 06/20/2007                   EUR        50,000              61,935
General Electric Capital Corp.,
   Series A, MTN
   5.00% due 06/15/2007                    $         110,000             109,712
   6.00% due 06/15/2012                              540,000             554,576
General Motors Acceptance Corp.
   5.55% due 07/16/2007 (b)                          155,000             150,511
   5.625% due 05/15/2009 (a)                         790,000             735,184
   6.00% due 10/16/2006                    EUR        55,000              66,760
   6.875% due 08/28/2012                   $         300,000             276,753
   7.75% due 01/19/2010                              575,000             560,631
GIE Suez Alliance, EMTN
   5.125% due 06/24/2015                   EUR        40,000              51,798
Global Cash Access LLC
   8.75% due 03/15/2012 (a)                $         300,000             322,125
Goldman Sachs Capital, Inc.
   6.345% due 02/15/2034 (a)                         680,000             674,330
Goldman Sachs Group, Inc.
   4.125% due 01/15/2008                             100,000              98,034
   4.25% due 08/04/2010                    EUR        43,000              52,988
   4.655% due 07/02/2007 (b)               $          55,000              55,092
HSBC Finance Corp.
   5.00% due 06/30/2015 (a)                          200,000             188,768
   5.75% due 01/30/2007                               80,000              80,335
HSBC USA, Inc.
   4.625% due 04/01/2014 (a)                         100,000              93,418
International Lease Finance Corp.
   3.75% due 08/01/2007 (a)                          140,000             136,986
International Lease Finance Corp., EMTN
   4.125% due 10/09/2008                   EUR        44,000              53,874
International Lease Finance Corp.,
   Series MTN
   5.45% due 03/24/2011                    $         310,000             307,574
iPCS, Inc.
   11.50% due 05/01/2012                             100,000             114,000
Jefferies Group, Inc.
   6.25% due 01/15/2036 (a)                          245,000             229,938
John Deere Capital Corp, Series D, MTN
   4.375% due 03/14/2008                             100,000              98,230
John Deere Capital Corp.
   3.90% due 01/15/2008 (a)                           75,000              73,200
   7.00% due 03/15/2012                              180,000             193,004
JPMorgan Chase & Company
   3.125% due 12/11/2006                             110,000             108,476
JPMorgan Chase & Company, EMTN
   4.25% due 06/09/2011                    EUR        38,000              46,924
JSG Funding PLC
   7.75% due 04/01/2015                    $         250,000   $         235,000
   9.625% due 10/01/2012                             400,000             423,000
Legg Mason, Inc.
   6.75% due 07/02/2008                              135,000             138,869
Lehman Brothers Holdings, Inc.
   3.50% due 08/07/2008                              250,000             240,219
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                         200,000             193,174
MBNA America Bank NA, EMTN
   4.625% due 08/03/2009                             250,000             244,920
MBNA Europe Funding Plc, EMTN
   4.50% due 01/23/2009                    EUR        32,000              39,655
Mellon Funding Corp.
   6.375% due 11/08/2011                   GBP        47,000              87,379
Merrill Lynch & Company, Inc., EMTN
   4.625% due 10/02/2013                   EUR        42,000              52,465
Merrill Lynch & Company, Inc., Series
   CPI
   4.33% due 03/02/2009 (b)                $         130,000             125,896
Merrill Lynch & Company, Inc., Series
   MTNC
   4.25% due 02/08/2010 (a)                          180,000             172,833
Morgan Stanley
   6.10% due 04/15/2006                               65,000              65,020
Morgan Stanley, Series GMTN
   5.125% due 11/30/2015                   GBP        50,000              85,958
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (a)(b)            $         200,000             196,808
National Rural Utilities Cooperative
   Finance Corp.
   3.875% due 02/15/2008 (a)                         170,000             165,734
Nationwide Building Society, EMTN
   3.375% due 08/17/2015 (b)               EUR        53,000              62,957
Nell AF SARL
   8.375% due 08/15/2015 (a)               $         375,000             372,188
   8.375% due 08/15/2015                   EUR        50,000              63,421
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013            $         125,000             102,500
Nisource Finance Corp.
   5.3438% due 11/23/2009 (b)                        120,000             120,387
Nissan Motor Acceptance Corp.
   4.625% due 03/08/2010                             100,000              96,237
Residential Capital Corp.
   6.125% due 11/21/2008                             219,000             219,351
SLM Corp., MTN
   5.625% due 08/01/2033 (a)                          40,000              37,451
SLM Corp., MTN, Series A
   4.8229% due 01/26/2009 (b)                        180,000             180,417
SLM Corp., Series CPI
   4.30% due 04/01/2009 (b)                          315,000             304,926
Stripes Acquisition LLC
   10.625% due 12/15/2013                            175,000             183,531
Sun Life Canada US Capital Trust
   8.526% due 05/29/2049                             230,000             245,339
Toyota Motor Credit Corp.
   2.875% due 08/01/2008                             215,000             204,099

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
UBS AG
   4.50% due 09/16/2019                    EUR        60,000   $          76,917
                                                               -----------------
                                                                      17,911,214
FOOD & BEVERAGES - 0.48%
B&G Foods Holding Corp.
   8.00% due 10/01/2011 (a)                $         475,000            492,812
Birds Eye Foods, Inc.
   11.875% due 11/01/2008                            162,000            165,240
Cott Beverages USA, Inc.
   8.00% due 12/15/2011 (a)                          260,000            265,850
Del Monte Corp.
   8.625% due 12/15/2012                             300,000            316,875
Dole Food, Inc.
   8.625% due 05/01/2009                             175,000            175,875
   8.875% due 03/15/2011                             225,000            222,750
General Mills, Inc.
   6.449% due 10/15/2006                             125,000            125,774
Kraft Foods, Inc.
   4.625% due 11/01/2006                              90,000             89,678
   5.625% due 11/01/2011                             160,000            160,213
Le*Nature's, Inc.
   10.00% due 06/15/2013                             200,000            210,000
McCormick & Company, Inc.
   5.20% due 12/15/2015                              170,000            164,969
McCormick & Company, Inc., MTN
   3.35% due 04/15/2009                               95,000             90,985
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                               30,000             31,200
PepsiAmericas, Inc.
   4.875% due 01/15/2015                              45,000             42,752
Pierre Foods, Inc.
   9.875% due 07/15/2012                             100,000            102,750
The Wornick Company
   10.875% due 07/15/2011                            150,000            154,500
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                              155,000            161,583
William Wrigley Jr. Company
   4.65% due 07/15/2015                               50,000             47,009
                                                               -----------------
                                                                      3,020,815
FOREST PRODUCTS - 0.02%
Weyerhaeuser Company
   7.375% due 03/15/2032 (a)                         100,000            106,782
FURNITURE & FIXTURES - 0.11%
Norcraft Companies LP
   9.00% due 11/01/2011                              300,000            312,000
Norcraft Holdings LP
   zero coupon, Step up to 9.75% on
      09/01/2008 due 09/01/2012                      175,000            138,250
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                          250,000             261,250
                                                               -----------------
                                                                         711,500
GAS & PIPELINE UTILITIES - 0.90%
ANR Pipeline Company
   8.875% due 03/15/2010                             105,000             111,694
Aquila Canada Finance Corp.
   7.75% due 06/15/2011                    $         150,000   $         154,875
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                             150,000             156,375
Atmos Energy Corp.
   4.00% due 10/15/2009                              190,000             180,241
   5.95% due 10/15/2034                               35,000              32,937
Boardwalk Pipelines LLC
   5.50% due 02/01/2017                               85,000              81,972
Colorado Interstate Gas Company
   5.95% due 03/15/2015                              275,000             263,914
   6.80% due 11/15/2015                              350,000             356,085
Copano Energy LLC
   8.125% due 03/01/2016                             225,000             232,875
Dynegy Holdings, Inc.
   9.875% due 07/15/2010                             550,000             604,906
   10.125% due 07/15/2013                            350,000             400,995
El Paso Natural Gas Company, Series A
   7.625% due 08/01/2010                              15,000              15,637
El Paso Production Holding Company
   7.75% due 06/01/2013                              275,000             284,969
Kinder Morgan Finance Co ULC
   5.70% due 01/05/2016                              440,000             428,671
Kinder Morgan Finance Company, ULC
   5.35% due 01/05/2011                              125,000             123,007
National Gas Company
   6.05% due 01/15/2036                              100,000              95,973
Panhandle Eastern Pipe Line Company
   4.80% due 08/15/2008                              135,000             132,560
Panhandle Eastern Pipe Line Company,
   Series B
   2.75% due 03/15/2007 (a)                          112,000             109,205
Piedmont Natural Gas Company
   6.00% due 12/19/2033                               10,000               9,932
Praxair, Inc.
   6.50% due 03/01/2008                              100,000             102,001
Roseton/Danskammer, Series A
   7.27% due 11/08/2010                              150,000             151,557
Southern Natural Gas Company
   8.875% due 03/15/2010                             405,000             430,819
Sunoco, Inc.
   4.875% due 10/15/2014                              25,000              23,541
Williams Companies, Inc.
   7.625% due 07/15/2019                              50,000              53,250
   7.75% due 06/15/2031 (a)                           75,000              79,500
   8.125% due 03/15/2012 (a)                         800,000             859,000
   8.75% due 03/15/2032                               25,000              29,250
Williams Companies, Inc., Series A
   7.50% due 01/15/2031                              125,000             129,688
                                                               -----------------
                                                                       5,635,429
GOLD - 0.02%
   Newmont Mining Corp.
   5.875% due 04/01/2035                             125,000             116,861
HEALTHCARE PRODUCTS - 0.12%
Fresenius Medical Care Capital Trust
   7.875% due 02/01/2008                                 220             225,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Fresenius Medical Care Capital Trust
   (continued)
   7.875% due 06/15/2011                   $          25,000   $          26,500
Medtronic, Inc., Series B
   4.375% due 09/15/2010                             125,000             120,280
   4.75% due 09/15/2015                              285,000             267,807
VWR International, Inc.
   6.875% due 04/15/2012                              50,000              49,250
   8.00% due 04/15/2014 (a)                           50,000              49,875
                                                               -----------------
                                                                         739,212
HEALTHCARE SERVICES - 0.28%
Concentra Operating Corp.
   9.125% due 06/01/2012                             175,000             183,312
   9.50% due 08/15/2010                               75,000              78,750
DaVita, Inc.
   6.625% due 03/15/2013                             150,000             149,625
   7.25% due 03/15/2015 (a)                          300,000             301,500
Team Health, Inc.
   11.25% due 12/01/2013                             175,000             179,375
UnitedHealth Group Inc
   5.25% due 03/15/2011                              220,000             218,192
US Oncology, Inc.
   9.00% due 08/15/2012                              125,000             129,375
   10.75% due 08/15/2014 (a)                          75,000              81,938
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                              125,000             127,813
WellPoint, Inc.
   4.25% due 12/15/2009                               35,000              33,609
   5.00% due 01/15/2011 (a)                          255,000             249,264
                                                               -----------------
                                                                       1,732,753
HOLDINGS COMPANIES/CONGLOMERATES - 0.22%
Hutchison Whampoa Finance, Ltd.
   5.875% due 07/08/2013                   EUR        38,000              49,831
   6.95% due 08/01/2007                    $         100,000             101,883
Leucadia National Corp.
   7.00% due 08/15/2013                              360,000             360,900
Visant Corp.
   7.625% due 10/01/2012                             475,000             469,063
Visant Holding Corp.
   zero coupon, Step up to 10.25% on
      12/01/2008 due 12/01/2013                      525,000             401,625
                                                               -----------------
                                                                       1,383,302
HOMEBUILDERS - 0.19%
Centex Corp.
   4.55% due 11/01/2010 (a)                           70,000              66,419
   5.45% due 08/15/2012                              235,000             227,702
KB Home
   6.25% due 06/15/2015                              180,000             168,139
Lennar Corp.
   5.125% due 10/01/2010                              15,000              14,549
Lennar Corp., Series B
   5.60% due 05/31/2015 (a)                          180,000             171,056
   5.68% due 03/19/2009 (b)                           65,000              65,439
MDC Holdings, Inc., MTN
   5.375% due 12/15/2014                              55,000              49,913
NVR, Inc.
   5.00% due 06/15/2010                    $         100,000   $          95,902
Pulte Homes, Inc.
   4.875% due 07/15/2009 (a)                          65,000              63,270
   5.20% due 02/15/2015                              310,000             286,121
Ryland Group, Inc.
   5.375% due 01/15/2015                              15,000              13,721
                                                               -----------------
                                                                       1,222,231
HOTELS & RESTAURANTS - 0.44%
American Casino & Entertainment
   Properties LLC
   7.85% due 02/01/2012                              375,000             384,375
CCM Merger, Inc.
   8.00% due 08/01/2013                              150,000             149,250
Harrah's Operating Company, Inc.
   5.50% due 07/01/2010                              245,000             242,520
   7.50% due 01/15/2009                               95,000              99,374
Landry's Restaurants, Inc., Series B
   7.50% due 12/15/2014                              275,000             265,375
Majestic Holding Company LLC
   zero coupon, Step up to 12.5% on
      10/15/2008 due 10/15/2011                      125,000              87,500
Majestic Star Casino LLC
   9.50% due 10/15/2010                               75,000              79,500
O'Charleys, Inc.
   9.00% due 11/01/2013                              225,000             229,500
Park Place Entertainment Corp.
   9.375% due 02/15/2007                             250,000             257,812
Poster Financial Group, Inc.
   8.75% due 12/01/2011                              375,000             394,687
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                             150,000             162,000
Restaurant Co/The
   10.00% due 10/01/2013                             250,000             238,750
Yum! Brands, Inc.
   7.70% due 07/01/2012                              130,000             141,466
                                                               -----------------
                                                                       2,732,109
HOUSEHOLD APPLIANCES - 0.02%
Gregg Appliances, Inc.
   9.00% due 02/01/2013                              150,000             139,125
HOUSEHOLD PRODUCTS - 0.18%
Church & Dwight Company, Inc.
   6.00% due 12/15/2012 (a)                          250,000             245,937
Clorox Company
   5.025% due 12/14/2007 (b)                          70,000              70,146
Resolution Performance Products, Inc.
   9.50% due 04/15/2010 (a)                          200,000             208,000
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
      12/15/2009 due 12/15/2014 (a)                  325,000             208,000
   7.875% due 01/15/2014 (a)                         150,000             145,125
Spectrum Brands, Inc.
   7.375% due 02/01/2015 (a)                         200,000             174,000
   8.50% due 10/01/2013                               75,000              69,375
                                                               -----------------
                                                                       1,120,583

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL MACHINERY - 0.07%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                   $         425,000   $         433,500
INSURANCE - 0.50%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                             130,000             130,242
Allstate Financial Global Funding
   5.25% due 02/01/2007                               85,000              84,857
Allstate Life Funding LLC, EMTN
   6.375% due 01/17/2011                   GBP        47,000              86,224
ASIF II, EMTN
   5.625% due 02/01/2012                              47,000              84,258
Cigna Corp.
   7.40% due 05/15/2007                    $          60,000              61,149
Cincinnati Financial Corp.
   6.92% due 05/15/2028                              125,000             133,974
Genworth Financial, Inc.
   5.75% due 06/15/2014                              160,000             160,910
Highmark, Inc.
   6.80% due 08/15/2013                              185,000             192,736
ING Security Life Institutional Funding
   2.70% due 02/15/2007                              165,000             160,823
Jefferson-Pilot Capital Trust A
   8.14% due 01/15/2046                              100,000             105,360
Marsh & McLennan Companies, Inc.
   3.625% due 02/15/2008                              35,000              33,773
MassMutual Global Funding II
   3.25% due 06/15/2007                              120,000             116,612
Monumental Global Funding, Ltd., EMTN
   5.375% due 03/13/2009                   EUR        38,000              48,181
Nationwide Financial Services, Inc.
   5.90% due 07/01/2012                    $         170,000             173,011
Nationwide Mutual Insurance Company
   6.60% due 04/15/2034                              110,000             106,590
New York Life Global Funding
   4.625% due 08/16/2010                             215,000             208,401
NLV Financial Corp.
   7.50% due 08/15/2033                              140,000             146,809
Ohio National Financial Services, Inc.
   6.35% due 04/01/2013                               15,000              15,304
Pacific Life Funding LLC
   5.50% due 05/14/2009                    EUR        38,000              48,200
Pacific Life Funding LLC, EMTN
   5.125% due 01/20/2015                   GBP        47,000              82,212
Principal Financial Global Funding LLC,
   EMTN
   4.50% due 01/22/2009                    EUR        38,000              46,865
Principal Life Global Funding I
   5.25% due 01/15/2013                    $         160,000             157,589
Principal Life Income Funding Trusts
   5.20% due 11/15/2010                               35,000              34,608
Prudential Funding LLC, MTN
   6.60% due 05/15/2008                              150,000             153,617
RLI Corp.
   5.95% due 01/15/2014                               30,000              28,995
Security Benefit Life Insurance Company
   7.45% due 10/01/2033                               80,000              88,008
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                    $          45,000   $          44,929
Transamerica Capital II
   7.65% due 12/01/2026                              110,000             122,217
Transatlantic Holdings, Inc.
5.75% due 12/14/2015                                 150,000             147,583
Travelers Insurance Company
   Institutional Funding, Ltd.
   5.75% due 12/06/2011                    GBP        47,000              84,683
Travelers Property Casualty Corp.
   3.75% due 03/15/2008                    $          35,000              34,069
                                                               -----------------
                                                                       3,122,789
INTERNATIONAL OIL - 0.49%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                               65,000              66,322
Newfield Exploration Company
   6.625% due 09/01/2014 (a)                          30,000              30,075
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                             520,000             614,952
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                              320,000             306,400
   6.21% due 06/15/2010 (b)                          345,000             354,143
   6.625% due 06/15/2035                             200,000             193,200
   6.625% due 06/15/2035                             305,000             294,630
   7.75% due 09/28/2049                              286,000             291,692
Pemex Project Funding Master Trust,
   Series regs
   6.625% due 06/15/2035                             200,000             193,200
Petro-Canada
   5.95% due 05/15/2035                              235,000             224,011
PF Export Receivables Master Trust
   6.436% due 06/01/2015                              67,177              65,833
Repsol International Finance BV, EMTN
   4.625% due 10/08/2014                   EUR        34,000              41,698
XTO Energy, Inc.
   5.65% due 04/01/2016                    $         185,000             182,778
YPF SA, MTN, Series C
   10.00% due 11/02/2028                             195,000             231,075
                                                               -----------------
                                                                       3,090,009
INVESTMENT COMPANIES - 0.01%
BES Finance, Ltd., EMTN
   6.25% due 05/17/2011                    EUR        60,000              79,961

LEISURE TIME - 1.10%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                    $         375,000             333,750
   11.00% due 02/01/2016                             275,000             283,937
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                             175,000             178,500
Boyd Gaming Corp.
   6.75% due 04/15/2014 (a)                          175,000             174,562
   7.75% due 12/15/2012                              175,000             182,000
   8.75% due 04/15/2012                              125,000             133,437
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                      625,000             478,125
   9.00% due 02/01/2013                              250,000             265,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
LEISURE TIME (CONTINUED)
Herbst Gaming, Inc.
   7.00% due 11/15/2014 (a)                $         350,000   $         349,125
   8.125% due 06/01/2012 (a)                          75,000              77,906
International Speedway Corp.
   4.20% due 04/15/2009                               80,000              77,037
Little Traverse Bay Bands of Odawa
   Indians
   10.25% due 02/15/2014                             175,000             172,594
Mandalay Resort Group
   10.25% due 08/01/2007                             150,000             157,875
MGM Mirage, Inc.
   6.00% due 10/01/2009                              155,000             152,675
   6.75% due 09/01/2012                               15,000              14,981
   8.50% due 09/15/2010                              400,000             428,000
   9.75% due 06/01/2007                              250,000             260,312
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015 (a)                         125,000             124,219
Penn National Gaming, Inc.
   6.75% due 03/01/2015                              425,000             425,000
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                              175,000             183,313
Royal Caribbean Cruises, Ltd.
   8.00% due 05/15/2010                               75,000              80,201
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                              330,000             330,000
Station Casinos, Inc.
   6.00% due 04/01/2012                              135,000             133,144
   6.50% due 02/01/2014                              150,000             148,313
   6.875% due 03/01/2016                             780,000             783,900
Town Sports International, Inc.
   9.625% due 04/15/2011                              75,000              78,938
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015                              350,000             340,375
Warner Music Group
   7.375% due 04/15/2014                             250,000             247,500
Worldspan LP/WS Financing Corp.
   10.9988% due 02/15/2011 (b)                       200,000             173,000
Wynn Las Vegas LLC
   6.625% due 12/01/2014                             150,000             145,688
                                                               -----------------
                                                                       6,914,032
LIFE SCIENCES - 0.05%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                             350,000             341,688
MANUFACTURING - 0.14%
Interline Brands, Inc.
   11.50% due 05/15/2011                             150,000             165,562
Koppers, Inc.
   9.875% due 10/15/2013                             239,000             261,705
Tyco International Group SA
   5.80% due 08/01/2006                              115,000             115,136
   6.375% due 10/15/2011                             340,000             349,038
Tyco International Group SA, EMTN
   5.50% due 11/19/2008                    EUR        13,000              16,332
                                                               -----------------
                                                                         907,773
MEDICAL-HOSPITALS - 0.52%
Community Health Systems, Inc.
   6.50% due 12/15/2012                    $         225,000   $         217,969
CRC Health Corp.
   10.75% due 02/01/2016                             200,000             206,000
Genesis Healthcare Corp.
   8.00% due 10/15/2013 (a)                          375,000             396,562
HCA, Inc.
   6.375% due 01/15/2015 (a)                         450,000             437,974
   6.50% due 02/15/2016                              275,000             267,921
   8.75% due 09/01/2010                              575,000             623,681
Tenet Healthcare Corp.
   6.375% due 12/01/2011 (a)                         325,000             293,312
6.50% due 06/01/2012                                 175,000             157,500
Triad Hospitals, Inc.
   7.00% due 05/15/2012                               50,000              50,000
   7.00% due 11/15/2013                              600,000             591,000
                                                               -----------------
                                                                       3,241,919
METAL & METAL PRODUCTS - 0.31%
Earle M. Jorgensen Company
   9.75% due 06/01/2012                              375,000             405,000
Falconbridge, Ltd.
   6.20% due 06/15/2035                              120,000             109,463
Gibraltar Industries, Inc.
   8.00% due 12/01/2015                              425,000             429,250
Hawk Corp.
   8.75% due 11/01/2014                              150,000             150,375
Metals USA, Inc.
   11.125% due 12/01/2015                            100,000             110,000
Mobile Mini, Inc.
   9.50% due 07/01/2013 (a)                          185,000             202,575
Neenah Foundary Company
   11.00% due 09/30/2010                             150,000             166,500
Novelis, Inc.
   7.25% due 02/15/2015                              275,000             264,000
Rio Tinto Finance PLC, EMTN
   5.125% due 05/10/2007                   EUR        26,000              32,158
Vale Overseas, Ltd.
   6.25% due 01/11/2016                    $          60,000              59,025
                                                               -----------------
                                                                       1,928,346
MINING - 0.04%
Barrick Gold Finance Company
   4.875% due 11/15/2014                              25,000              23,565
Placer Dome, Inc.
   6.375% due 03/01/2033                              15,000              14,947
   6.45% due 10/15/2035                               25,000              25,224
Rio Tinto Finance USA, Ltd.
   2.625% due 09/30/2008                             135,000             126,449
Teck Cominco, Ltd.
   5.375% due 10/01/2015                              65,000              62,492
                                                               -----------------
                                                                         252,677
NEWSPAPERS - 0.01%
E.W. Scripps Company
   4.30% due 06/30/2010                               45,000              42,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
OFFICE FURNISHINGS & SUPPLIES - 0.11%
ACCO Brands Corp.
   7.625% due 08/15/2015                   $         150,000   $         142,500
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                              250,000             258,125
Interface, Inc.
   10.375% due 02/01/2010                            275,000             301,125
                                                               -----------------
                                                                         701,750
PAPER - 0.32%
Abitibi-Consolidated, Inc.
   5.25% due 06/20/2008                              175,000             167,125
   6.95% due 12/15/2006                                5,000               5,031
   8.55% due 08/01/2010                              125,000             125,625
Boise Cascade LLC
   7.125% due 10/15/2014                             530,000             510,125
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/2013                              70,000              66,147
   8.625% due 08/15/2010                             180,000             198,482
Jefferson Smurfit Corp.
   8.25% due 10/01/2012 (a)                          150,000             147,188
Longview Fibre Company
   10.00% due 01/15/2009                             300,000             315,000
NewPage Corp.
   10.00% due 05/01/2012 (a)                          25,000              26,250
   10.93% due 05/01/2012 (b)                         150,000             159,375
   12.00% due 05/01/2013                             150,000             156,000
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                             150,000             141,750
                                                               -----------------
                                                                       2,018,098
PETROLEUM SERVICES - 0.30%
Allis-Chalmers Energy, Inc.
   9.00% due 01/15/2014                              150,000             147,750
BP Canada Finance Company
   3.375% due 10/31/2007                              50,000              48,634
Chaparral Energy, Inc.
   8.50% due 12/01/2015                              300,000             312,000
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                             275,000             268,125
Halliburton Company
   5.50% due 10/15/2010                              285,000             285,673
Hanover Compressor Company
   7.50% due 04/15/2013                              225,000             225,000
   9.00% due 06/01/2014                              100,000             107,500
Hanover Equipment Trust
   8.75% due 09/01/2011                              225,000             235,406
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                              110,000             114,628
Pride International, Inc.
   7.375% due 07/15/2014                             125,000             131,250
                                                               -----------------
                                                                       1,875,966
PHARMACEUTICALS - 0.20%
Abbott Laboratories
   5.625% due 07/01/2006 (a)                          80,000              80,114
AmerisourceBergen Corp.
   5.625% due 09/15/2012                             225,000             221,288
Aventis SA, EMTN
   4.25% due 09/15/2010                    EUR        54,000   $          66,565
Hospira, Inc.
   4.95% due 06/15/2009                    $          70,000              68,830
Merck & Company, Inc.
   2.50% due 03/30/2007                               90,000              87,562
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                              150,000             148,125
Omnicare, Inc.
   6.75% due 12/15/2013                              300,000             298,500
   6.875% due 12/15/2015 (a)                         125,000             124,687
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016 (a)                          160,000             154,331
                                                               -----------------
                                                                       1,250,002
PHOTOGRAPHY - 0.09%
Eastman Kodak Company
   7.25% due 11/15/2013 (a)                          585,000             568,282
PLASTICS - 0.08%
Covalence Specialty Materials Corp.
   10.25% due 03/01/2016                             500,000             525,000
POLLUTION CONTROL - 0.03%
Aleris International, Inc.
   9.00% due 11/15/2014 (a)                          175,000             183,312
PUBLISHING - 0.33%
Dex Media East LLC
   9.875% due 11/15/2009                             125,000             133,437
   12.125% due 11/15/2012                            200,000             228,500
Dex Media West LLC
   8.50% due 08/15/2010                               25,000              26,437
   9.875% due 08/15/2013                             200,000             221,250
Haights Cross Operating Company
   11.75% due 08/15/2011                             200,000             208,750
Houghton Mifflin Company
   8.25% due 02/01/2011                              275,000             284,625
Mail-Well I Corp.
   9.625% due 03/15/2012                             250,000             269,063
Medianews Group, Inc.
   6.375% due 04/01/2014                              50,000              45,125
   6.875% due 10/01/2013                             375,000             348,750
Morris Publishing Group LLC
   7.00% due 08/01/2013                              310,000             292,563
                                                               -----------------
                                                                       2,058,500
RAILROADS & EQUIPMENT - 0.09%
Canadian National Railway Company
   6.25% due 08/01/2034 (a)                          240,000             252,083
Norfolk Southern Corp.
   5.59% due 05/17/2025                               25,000              23,835
   6.00% due 04/30/2008                              200,000             202,323
   7.25% due 02/15/2031                               30,000              34,686
Union Pacific Corp.
   5.75% due 10/15/2007                               75,000              75,410
                                                               -----------------
                                                                         588,337

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE - 0.48%
Archstone-Smith Operating Trust, REIT
   5.25% due 05/01/2015                    $         150,000   $         144,184
   5.625% due 08/15/2014                              15,000              14,865
Arden Realty LP, REIT
   5.20% due 09/01/2011                               55,000              54,629
AvalonBay Communities, Inc., REIT
   4.95% due 03/15/2013                               55,000              52,482
AvalonBay Communities, Inc., Series MTN
   6.125% due 11/01/2012                             175,000             179,331
BF Saul, REIT
   7.50% due 03/01/2014                              150,000             153,750
Camden Property Trust, REIT
   4.375% due 01/15/2010                              80,000              76,947
Developers Diversified Realty Corp.,
   REIT
   3.875% due 01/30/2009                             145,000             138,176
Felcor Lodging LP, REIT
   8.83% due 06/01/2011 (b)                          250,000             259,062
   9.00% due 06/01/2011                              175,000             191,625
Host Marriott LP, REIT
   6.375% due 03/15/2015 (a)                          75,000              73,781
   6.75% due 06/01/2016                              150,000             149,812
   7.125% due 11/01/2013 (a)                         200,000             203,500
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                              100,000             102,125
iStar Financial, Inc.
   5.80% due 03/15/2011                               35,000              34,821
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                               40,000              39,643
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                              75,000              73,632
   5.125% due 04/01/2011                             115,000             111,003
Kimco Realty Corp., MTN, REIT
   4.904% due 02/18/2015                              55,000              51,687
Reckson Operating Partnership LP, REIT
   6.00% due 03/31/2016                              200,000             198,396
Simon Property Group LP, REIT
   3.75% due 01/30/2009                              250,000             238,560
   5.375% due 06/01/2011                              50,000              49,267
Ventas Realty LP, REIT
   6.75% due 06/01/2010                              175,000             176,750
Ventas Realty LP/Ventas Capital Corp.
   6.50% due 06/01/2016                              150,000             149,250
Vornado Realty LP, REIT
   4.50% due 08/15/2009                               70,000              67,381
                                                               -----------------
                                                                       2,984,659
REPUBLIC OF INDONESIA - 0.10%
Republic of Indonesia
   6.875% due 03/09/2017                             530,000             495,550
   7.50% due 01/15/2016                              100,000             103,650
                                                               -----------------
                                                                         599,200
RETAIL - 0.21%
Home Depot, Inc.
   5.40% due 03/01/2016                              270,000             266,748
JC Penney Company, Inc.
   7.375% due 08/15/2008                             230,000             238,797
Leslie's Poolmart
   7.75% due 02/01/2013 (a)                $         275,000   $         276,375
NationsRent, Inc.
   9.50% due 10/15/2010                              300,000             326,250
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                             200,000             209,000
                                                               -----------------
                                                                       1,317,170
RETAIL GROCERY - 0.16%
Couche-Tard US LP
   7.50% due 12/15/2013                              325,000             333,125
Delhaize America, Inc.
   8.125% due 04/15/2011                              40,000              43,181
Pathmark Stores, Inc.
   8.75% due 02/01/2012                              150,000             144,750
Safeway, Inc.
   4.125% due 11/01/2008                              55,000              53,095
Sysco Corp.
   5.375% due 09/21/2035 (a)                          85,000              78,798
The Kroger Company
   7.80% due 08/15/2007                               95,000              97,827
   8.05% due 02/01/2010                              255,000             274,476
                                                               -----------------
                                                                       1,025,252
RETAIL TRADE - 0.44%
Fortune Brands, Inc.
   5.125% due 01/15/2011                             195,000             190,986
FTD, Inc.
   7.75% due 02/15/2014                              425,000             421,812
GSC Holdings Corp.
   8.00% due 10/01/2012 (a)                          900,000             893,250
Home Depot, Inc.
   3.75% due 09/15/2009                              100,000              95,190
Jean Coutu Group, Inc.
   7.625% due 08/01/2012 (a)                         250,000             243,125
Target Corp.
   5.50% due 04/01/2007                              100,000             100,220
   7.50% due 07/15/2006                               45,000              45,305
The Pantry, Inc.
   7.75% due 02/15/2014                              350,000             356,125
Wal-Mart Stores, Inc.
   4.75% due 01/29/2013                    GBP        47,000              81,122
   5.25% due 09/01/2035                    $         210,000             190,496
   6.875% due 08/10/2009                             145,000             152,024
                                                               -----------------
                                                                       2,769,655
SANITARY SERVICES - 0.33%
Allied Waste North America, Inc.
   7.875% due 04/15/2013                             185,000             193,094
   8.50% due 12/01/2008                              250,000             262,812
Allied Waste North America, Inc.,
   Series B
   8.875% due 04/01/2008                             520,000             546,000
   9.25% due 09/01/2012                              300,000             323,625
Casella Waste Systems, Inc.
   9.75% due 02/01/2013                              675,000             722,250
Oakmont Asset Trust
   4.514% due 12/22/2008                              20,000              19,376

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
SANITARY SERVICES (CONTINUED)
Waste Management, Inc.
   7.375% due 05/15/2029                   $          15,000   $          16,829
                                                               -----------------
                                                                       2,083,986
SEMICONDUCTORS - 0.33%
Flextronics International, Ltd.
   6.25% due 11/15/2014 (a)                          325,000             318,500
Freescale Semiconductor, Inc.
   6.875% due 07/15/2011                             380,000             388,550
   7.125% due 07/15/2014                             425,000             440,937
Intel Corp.
   2.95% due 12/15/2035                              225,000             192,938
Spansion LLC
   11.25% due 01/15/2016                             150,000             144,000
STATS ChipPAC, Ltd.
   6.75% due 11/15/2011                               75,000              73,500
   7.50% due 07/19/2010                              475,000             482,719
                                                               -----------------
                                                                       2,041,144
SOFTWARE - 0.22%
Activant Solutions, Inc.
   10.53% due 04/01/2010 (b)                         150,000             153,000
Oracle Corp.
   5.00% due 01/15/2011                              675,000             659,269
Serena Software, Inc.
   10.375% due 03/15/2016 (a)                        100,000             105,000
SS&C Technologies, Inc.
   11.75% due 12/01/2013                              75,000              80,250
UGS Corp.
   10.00% due 06/01/2012                             375,000             412,500
                                                               -----------------
                                                                       1,410,019
STEEL - 0.03%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                            175,000             192,063
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.72%
Canadian Satellite Radio Holdings, Inc.
   12.75% due 02/15/2014                             150,000             153,375
Deutsche Telekom International Finance
   BV
   3.875% due 07/22/2008                              75,000              72,689
   5.75% due 03/23/2016                              235,000             229,568
   6.625% due 07/11/2011                   EUR        54,000              73,197
   7.50% due 05/29/2007                               25,000              31,731
Dycom Industries, Inc.
   8.125% due 10/15/2015                   $         250,000             256,875
Eircom Funding
   8.25% due 08/15/2013                              250,000             269,062
France Telecom SA
   8.00% due 03/01/2011                              105,000             114,672
France Telecom SA, EMTN
   7.00% due 12/23/2009                    EUR        37,000              49,665
   8.125% due 01/28/2033                               9,000              14,992
Insight Midwest LP
   9.75% due 10/01/2009                    $          75,000              77,250
Intelsat Subsidiary Holding Company,
   Ltd
   9.61375% due 01/15/2012 (b)                       325,000             330,281
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                   $         250,000   $         246,250
Lucent Technologies, Inc.
   8.00% due 08/01/2031 (a)                          270,000             274,050
Panamsat Corp.
   9.00% due 08/15/2014                              275,000             289,438
Panamsat Holding Corp.
   zero coupon, Step up to 10.375% on
   11/01/2009 due 11/01/2014                          75,000              54,000
SBC Communications, Inc.
   5.10% due 09/15/2014                               70,000              66,440
   6.45% due 06/15/2034                              385,000             378,960
Syniverse Technologies Inc., Series B
   7.75% due 08/15/2013                              300,000             300,375
Telus Corp.
   7.50% due 06/01/2007                              175,000             178,954
   8.00% due 06/01/2011                              140,000             154,417
Verizon Global Funding Corp.
   6.125% due 06/15/2007                              95,000              95,836
   7.75% due 12/01/2030                              245,000             270,663
Wind Acquisition Finance SA
   10.75% due 12/01/2015                             425,000             459,000
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
   02/01/2010 due 02/01/2015                         100,000              69,250
                                                               -----------------
                                                                       4,510,990
TELEPHONE - 0.50%
AT&T Corp.
   9.05%, Step down to 7.30% on
   05/15/2006 due 11/15/2011 (b)                      40,000              43,240
AT&T, Inc.
   4.9506% due 11/14/2008 (b)                         85,000              85,157
   5.30% due 11/15/2010                              295,000             291,122
BellSouth Corp.
   4.8738% due 11/15/2007 (b)                         95,000              95,110
Qwest Corp.
   7.875% due 09/01/2011                             300,000             320,250
   8.16% due 06/15/2013 (b)                          125,000             137,500
   8.875% due 03/15/2012                             150,000             167,625
Sprint Capital Corp.
   6.875% due 11/15/2028 (a)                         380,000             392,059
   7.625% due 01/30/2011                             250,000             270,374
Telecom Italia Capital
   6.00% due 09/30/2034 (a)                          105,000              94,460
Telecom Italia Capital SA
   4.00% due 01/15/2010                              130,000             122,212
   5.25% due 11/15/2013                              235,000             222,664
Telecom Italia Finance SA, EMTN
   5.875% due 01/24/2008                   EUR        15,000              18,903
   6.875% due 01/24/2013                              50,000              69,187
   7.75% due 01/24/2033                                9,000              13,843
Telefonica Europe BV, Series EMTN
   5.125% due 02/14/2013                              25,000              31,462

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TELEPHONE (CONTINUED)
Telefonos de Mexico SA de CV
   4.50% due 11/19/2008                    $         105,000   $         102,099
   4.75% due 01/27/2010                              135,000             130,311
   5.50% due 01/27/2015 (a)                          130,000             123,779
US LEC Corp.
   12.7163% due 10/01/2009 (b)                       350,000             378,000
                                                               -----------------
                                                                       3,109,357
TOBACCO - 0.09%
Altria Group, Inc.
   7.20% due 02/01/2007                              115,000             116,158
BAT International Finance PLC, EMTN
   5.125% due 07/09/2013                   EUR        50,000              62,691
Imperial Tobacco Finance PLC, EMTN
   6.875% due 06/13/2012                   GBP        47,000              88,181
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                    $         315,000             317,362
                                                               -----------------
                                                                         584,392
TOYS, AMUSEMENTS & SPORTING GOODS -
   0.06% K2, Inc.
   7.375% due 07/01/2014 (a)                         350,000             349,125
TRANSPORTATION - 0.27%
Bombardier, Inc.
   6.30% due 05/01/2014                              350,000             321,125
   6.75% due 05/01/2012 (a)                          825,000             787,875
CHC Helicopter Corp.
   7.375% due 05/01/2014                             425,000             433,500
Petroleum Helicopters, Series B
   9.375% due 05/01/2009                             150,000             157,313
                                                               -----------------
                                                                       1,699,813
TRUCKING & FREIGHT - 0.02%
Grupo Transportacion Ferroviaria
   Mexicana, S.A. de C.V.
   9.375% due 05/01/2012                             100,000             110,000
UTILITY SERVICE - 0.04%
Public Service Company of New Mexico
   4.40% due 09/15/2008                              185,000             179,550
Veolia Environnement, EMTN
   5.875% due 02/01/2012                   EUR        29,000              38,361
Veolia Environnement, Series EMTN
   4.875% due 05/28/2013                              40,000              50,576
                                                               -----------------
                                                                         268,487
                                                               -----------------
TOTAL CORPORATE BONDS
   (Cost $168,277,113)                                         $     167,788,482
                                                               -----------------
FOREIGN BONDS - 0.01%
ITALY - 0.01%
Lottomatica SpA
   4.80% due 12/22/2008                               30,000              37,102
                                           -----------------   -----------------
TOTAL FOREIGN BONDS (Cost $37,419)                             $          37,102
                                                               -----------------
CONVERTIBLE BONDS - 0.09%
INSURANCE - 0.01%
Fortis Insurance NV
   7.75% due 01/26/2008                    $         25,000              32,950
INTERNET RETAIL - 0.05%
Amazon.com, Inc.
   4.75% due 02/01/2009                    $         300,000   $         285,375
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.03%
Juniper Networks, Inc.
   zero coupon due 06/15/2008 (a)                    200,000             215,000
                                           -----------------   -----------------
TOTAL CONVERTIBLE BONDS (Cost $530,164)                        $         533,325
                                                               -----------------
MUNICIPAL BONDS - 0.19%
CALIFORNIA - 0.06%
California State Public Works Board
   5.00% due 01/01/2021                              200,000             208,442
State of California
   5.25% due 04/01/2034                               90,000              94,616
   5.50% due 11/01/2033                               80,000              87,008
                                                               -----------------
                                                                         390,066
DISTRICT OF COLUMBIA - 0.01%
District of Columbia, Series A
   5.00% due 06/01/2016                               95,000              99,890
GEORGIA - 0.06%
Atlanta Georgia Airport Passenger FAC
   Charge Revenue
   5.00% due 01/01/2033                              360,000             371,002
KANSAS - 0.02%
Kansas Development Finance Authority
   5.501% due 05/01/2034                             110,000             107,673
NEVADA - 0.03%
Clark County Nevada School District
   5.00% due 06/15/2018                              180,000             189,851
OREGON - 0.01%
State of Oregon
   5.892% due 06/01/2027                              60,000              60,922
                                           -----------------   -----------------
TOTAL MUNICIPAL BONDS (Cost $1,220,125)                        $       1,219,404
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.47%
Banc of America Commercial Mortgage,
   Inc.,
   Series 2003-1, Class A1
   3.878% due 09/11/2036                              76,759              73,232
Banc of America Commercial Mortgage,
   Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                             680,000             648,234
Banc of America Mortgage Securities,
   Series 2003-L, Class 2A2
   4.2637% due 01/25/2034 (b)                        490,238             478,443
Banc of America Mortgage Securities,
   Series 2004-A, Class 2A2
   4.1171% due 02/25/2034 (b)                        269,871             262,845
Banc of America Mortgage Securities,
   Series 2004-D, Class 2A2
   4.1994% due 05/25/2034 (b)                        119,631             115,902

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Banc of America Mortgage Securities,
   Series 2004-H, Class 2A2
   4.7534% due 09/25/2034 (b)              $         284,014   $         278,140
Banc of America Mortgage Securities,
   Series 2004-I, Class 3A2
   4.9273% due 10/25/2034 (b)                        136,480             133,610
Banc of America Mortgage Securities,
   Series 2005-J, Class 2A1
   5.1048% due 11/25/2035 (b)                        468,297             461,642
Bear Stearns Commercial Mortgage
   Securities, Series 1998-C1, Class A2
   6.44% due 06/16/2030                              525,000             534,971
Bear Stearns Commercial Mortgage
   Securities, Series 2002-TOP8, Class
   A2
   4.83% due 08/15/2038                              272,000             262,811
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PW10, Class
   A1
   5.085% due 12/11/2040                           1,019,921           1,012,492
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR8, Class
   A4
   4.674% due 06/11/2041                             492,000             460,272
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR9, Class
   A1
   4.498% due 09/15/2042                             131,678             128,976
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR9, Class
   AAB
   4.804% due 09/11/2042                             395,000             379,593
Bear Stearns Commercial Mortgage
   Securities, Series 2005-T18, Class A1
   4.274% due 02/13/2042 (b)                         455,697             444,833
Bear Stearns Commercial Mortgage
   Securities, Series 2005-T20, Class A1
   4.94% due 10/12/2042                               38,084              37,675
Citigroup Mortgage Loan Trust, Inc.
   4.70% due 02/25/2036                              879,790             857,980
Commercial Mortgage Pass Through
   Certificates, Series 2005-LP5, Class
   A1
   4.235% due 05/10/2043                             424,243             415,506
CS First Boston Mortgage Securities
   Corp., Series 2005-C1, Class A2
   4.609% due 02/15/2038                             127,000             123,514
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2,Class A1B
   7.30% due 06/10/2032                              537,000             565,382
Federal Home Loan Mortgage Corp. Stated
   Final, Series 2004-SF4, Class B
   2.37% due 12/15/2009                               92,808              89,789
Federal Home Loan Mortgage Corp. Stated
   Final, Series 2004-SF4, Class C
   3.32% due 12/15/2011                               55,000              51,855
Federal Home Loan Mortgage Corp. Strips,
   Series
   1998-199, Class PO
   zero coupon PO due 08/01/2028                      11,675               9,178
Federal Home Loan Mortgage Corp., Series
   1993-1633, Class PL
   6.50% due 03/15/2023                              105,805             105,957
Federal Home Loan Mortgage Corp., Series
   1994-1671, Class G
   6.50% due 08/15/2023                    $          11,425   $          11,444
Federal Home Loan Mortgage Corp., Series
   2003-2586, Class NJ
   4.50% due 08/15/2016                              650,165             635,275
Federal Home Loan Mortgage Corp., Series
   2003-2614, Class IH
   4.50% IO due 05/15/2016                           227,000              29,878
Federal Home Loan Mortgage Corp., Series
   2003-2627, Class IE
   4.50% IO due 04/15/2018                            86,840               9,328
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class KI
   4.50% IO due 01/15/2015                           251,822              16,194
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class LI
   4.50% IO due 06/15/2011                            95,645               2,990
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class MV
   4.00% due 01/15/2022                              164,000             161,847
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class PC
   4.50% due 03/15/2016                            1,043,000           1,011,984
Federal Home Loan Mortgage Corp., Series
   2003-2681, Class PC
   5.00% due 01/15/2019                              218,000             214,737
Federal Home Loan Mortgage Corp., Series
   2003-2686, Class JG
   5.50% due 04/15/2028                              721,000             714,149
Federal Home Loan Mortgage Corp., Series
   2003-41, Class YV
   5.50% due 04/25/2014                              268,665             267,876
Federal Home Loan Mortgage Corp., Series
   2004-2844, Class PQ
   5.00% due 05/15/2023                              127,000             126,109
Federal Home Loan Mortgage Corp., Series
   2004-2872, Class YB
   5.00% due 06/15/2023                              273,000             270,601
Federal Home Loan Mortgage Corp., Series
   2004-2882, Class YB
   5.00% due 10/15/2027                              975,000             954,241
Federal Home Loan Mortgage Corp., Series
   2004-2890, Class PB
   5.00% due 11/15/2027                              680,000             665,520
Federal Home Loan Mortgage Corp., Series
   2005-2934, Class NB
   5.00% due 01/15/2028                               91,000              88,988
Federal Home Loan Mortgage Corp., Series
   2005-46, Class CN
   5.00% due 01/25/2020                              266,000             261,386
Federal Home Loan Mortgage Corp., Series
   2005-R003, Class VA
   5.50% due 08/15/2016                            1,602,575           1,592,974
Federal National Mortgage Association
   Interest Strip, Series 2002-319,
   Class 2
   6.50% IO due 02/01/2032                            45,271              11,484

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Federal National Mortgage Association,
   Series 1993-8, Class L
   9.00% due 01/25/2008                    $           6,462   $           6,587
Federal National Mortgage Association,
   Series 2002-43, Class A
   6.00% due 06/25/2016                                1,221               1,220
Federal National Mortgage Association,
   Series 2002-74, Class PJ
   5.00% due 03/25/2015                              524,000             519,795
Federal National Mortgage Association,
   Series 2003-40, Class NI
   5.50% IO due 11/25/2028                            97,584               6,792
Federal National Mortgage Association,
   Series 2003-92, Class NM
   3.50% due 04/25/2013                              422,000             411,573
Federal National Mortgage Association,
   Series 2004-21, Class AC
   4.00% due 05/25/2016                               91,000              88,159
GE Capital Commercial
   Mortgage Corp., Series 2001-1, Class
   A2
   6.531% due 05/15/2033                             375,000             391,320
GE Capital Commercial
   Mortgage Corp., Series 2005-C4, Class
   A1
   5.082% due 11/10/2045                             507,895             504,761
Government National Mortgage
   Association, Series
   1997-16, Class PL
   6.50% due 10/20/2027                              429,000             437,517
Government National Mortgage
   Association, Series
   1998-12, Class Z
   6.50% due 05/20/2028                               59,875              60,688
Government National Mortgage
   Association, Series
   1998-6, Class EA
   zero coupon PO due 03/16/2028                      53,979              44,598
Government National Mortgage
   Association, Series
   1999-15, Class PB
   5.00% due 08/16/2028                               45,883              45,763
Government National Mortgage
   Association, Series
   2001-48, Class PC
   6.50% due 10/20/2031                              415,461             423,384
Government National Mortgage
   Association, Series
   2003-3, Class LM
   5.50% due 02/20/2032                              535,000             530,017
Government National Mortgage
   Association, Series
   2003-49, Class A
   2.212% due 10/16/2017                             150,002             140,418
Government National Mortgage
   Association, Series
   2003-49, Class C
   4.485% due 10/16/2033 (b)                          59,000              53,877
Government National Mortgage
   Association, Series
   2003-70, Class TD
   5.50% due 10/20/2030                            1,211,000           1,200,796
Government National Mortgage
   Association, Series
   2003-73, Class B
   5.064% due 09/16/2026 (b)                         576,000             564,191
Government National Mortgage
   Association, Series
   2004-103, Class A
   3.878% due 12/16/2019                             110,021             106,782
Government National Mortgage
   Association, Series
   2004-23, Class B
   2.946% due 03/16/2019                   $         574,000   $         543,674
Government National Mortgage
   Association, Series
   2004-43, Class D
   4.994% due 03/16/2030 (b)                          49,000              47,052
Government National Mortgage
   Association, Series
   2004-44, Class PC
   5.50% due 05/20/2031                            1,237,000           1,234,622
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A2
   3.835% due 06/10/2036                             384,652             376,003
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class AAB
   4.619% due 08/10/2042 (b)                         124,000             118,172
GS Mortgage Securities Corp II,
   Series 2004-GG2, Class A2
   4.293% due 08/01/2038                             201,000             196,828
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-CB14,
   Class A4
   5.481% due 12/12/2044 (b)                         935,000             927,330
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIB2,
   Class A2
   6.244% due 04/15/2035                             204,785             207,348
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIBC,
   Class A3
   6.26% due 03/15/2033                              241,000             249,267
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class A1
   4.613% due 10/15/2042                              37,871              37,262
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class ASB
   4.824% due 10/15/2042 (b)                         533,000             513,700
LB-UBS Commercial Mortgage Trust, Series
   2006-C1, Class A1
   5.018% due 02/15/2031                             219,091             217,748
LB-UBS Commercial Mortgage Trust, Series
   2006-C1, Class A4
   5.156% due 02/15/2031                             842,500             816,008
LB-UBS Commercial Mortgage
   Trust, Series 2003-C8, Class A1
   3.636% due 11/15/2027                             744,471             722,112
LB-UBS Commercial Mortgage
   Trust, Series 2004-C2, Class A2
   3.246% due 03/15/2029                             198,000             187,307
LB-UBS Commercial Mortgage
   Trust, Series 2004-C4, Class A2
   4.567% due 06/15/2029 (b)                         390,000             382,221
LB-UBS Commercial Mortgage
   Trust, Series 2005-C1, Class A4
   4.742% due 02/15/2030                             113,000             106,703
Morgan Stanley Dean Witter
   Capita I, Series 2002-TOP7, Class A1
   5.38% due 01/15/2039                               59,740              59,832
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                              312,000             320,239

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Vendee Mortgage Trust, Series 1996-3,
   Class 4
   9.6049% due 03/15/2025 (b)              $          25,970   $          27,631
Washington Mutual, Inc., Series
   2004-AR1, Class A
   4.229% due 03/25/2034 (b)                         235,821             229,395
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $28,336,211)                              $      28,038,529
                                                               -----------------
ASSET BACKED SECURITIES - 1.49%
Bank One Auto Securitization Trust,
   Series 2003-1, Class A3
   1.82% due 09/20/2007                               31,243              31,124
BankBoston Home Equity Loan Trust,
   Series 1998-2, Class A6
   6.64% due 12/25/2028                               61,735              62,381
Capital Auto Receivables Asset
   Trust, Series 2004-1, Class A4
   2.64% due 11/17/2008                              164,000             159,328
Capital Auto Receivables Asset
   Trust, Series 2004-1, Class CTFS
   2.84% due 09/15/2010                              127,000             123,156
Capital One Multi-Asset Execution
   Trust, Series 2004-A8, Class A8
   4.8788% due 08/15/2014 (b)                        851,000             854,147
Capital One Multi-Asset Execution
   Trust, Series 2005-A7, Class A7
   4.70% due 06/15/2015                              398,000             385,384
Capital One Prime Auto Receivables
   Trust, Series 2006-1, Class A4
   5.01% due 11/15/2011                              240,000             238,499
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-2, Class
   1M1
   5.599% due 09/25/2031                              31,644              31,340
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-4, Class
   2A1
   5.1881% due 10/25/2032 (b)                         18,514              18,587
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2003-3, Class
   1A6
   3.717% due 10/25/2014                             150,000             141,267
Chase Issuance Trust, Series 2005-A7,
   Class A7
   4.55% due 03/15/2013                              435,000             422,028
Chase Manhattan Auto Owner
   Trust, Series 2003-A, Class A4
   2.06% due 12/15/2009                              278,490             272,318
Citibank Credit Card Issuance
   Trust, Series 2001-A6, Class A6
   5.65% due 06/16/2008                              127,000             127,161
CNH Equipment Trust, Series 2003-B,
   Class A4B
   3.38% due 02/15/2011                              225,000             219,825
Credit-Based Asset Servicing and
   Securitization, Series 2005-CB5,
   Class AF2
   4.831% due 08/25/2035                             251,000             246,163
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB3,
   Class AV3
   4.992% due 03/25/2036 (b)                         805,000             805,000
GE Equipment Small Ticket LLC, Series
   2005-1A, Class A4
   4.51% due 12/22/2014                              287,000             280,417
GS Auto Loan Trust, Series 2004-1,
   Class A3
   2.13% due 11/15/2007                    $          24,548   $          24,330
Harley-Davidson Motorcycle
   Trust, Series 2003-3, Class A2
   2.76% due 05/15/2011                               76,287              75,064
Harley-Davidson Motorcycle
   Trust, Series 2003-4, Class A2
   2.69% due 04/15/2011                               83,000              80,569
Hertz Vehicle Financing LLC,
   Series 2004-1A, Class A2
   2.38% due 05/25/2008                              227,000             221,128
Honda Auto Receivables Owner
   Trust, Series 2003-5, Class A4
   2.96% due 04/20/2009                              166,000             161,869
Household Affinity Credit Card Master
   Note Trust I, Series 2003-1, Class A
   4.8688% due 02/15/2010 (b)                         91,000              91,188
Hyundai Auto Receivables
   Trust, Series 2003-A, Class A4
   3.02% due 10/15/2010                              250,000             243,143
Hyundai Auto Receivables
   Trust, Series 2006-A, Class A4
   5.26% due 06/25/2014                              385,000             385,782
John Deere Owner Trust, Series 2003-A,
   Class A3
   1.79% due 04/15/2007                                  801                 799
John Deere Owner Trust, Series 2005-A,
   Class A4
   4.16% due 05/15/2012                               45,000              43,747
M&I Auto Loan Trust, Series 2005-1,
   Class A4
   4.86% due 03/21/2011                              120,000             118,927
MBNA Credit Card Master Note
   Trust, Series 2005-A6, Class A6
   4.50% due 01/15/2013                              210,000             206,179
MBNA Master Credit Card Trust
   USA, Series 2000-D, Class A
   4.9488% due 09/15/2009 (b)                        193,000             193,382
Navistar Financial Corp. Owner
   Trust, Series 2003-B, Class A3
   4.9488% due 04/15/2008 (b)                        108,262             108,359
New Century Home Equity Loan
   Trust, Series 2005-A, Class A6
   4.954% due 08/25/2035                             698,000             662,744
New Century Home Equity Loan
   Trust, Series 2005-A, Class M2
   5.344% due 08/25/2035                             183,000             175,025
Nissan Auto Receivables Owner
   Trust, Series 2004-A, Class A4
   2.76% due 07/15/2009                              164,000             158,747
Onyx Acceptance Owner
   Trust, Series 2005-A, ClassA4
   3.91% due 09/15/2011                              150,000             145,973
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                              381,000             397,990
PP&L Transition Bond Company LLC,
   Series 1999-1, Class A8
   7.15% due 06/25/2009                               96,000              99,690

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
   (CONTINUED)
PSE&G Transition Funding LLC, Series
   2001-1, Class A6
   6.61% due 06/15/2015                    $         112,000   $         119,386
Reliant Energy Transport Bond Company,
   Series 2001-1, Class A4
   5.63% due 09/15/2015                              284,000             287,821
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ2, Class A1
   3.60% due 04/25/2033                               33,504              32,350
Residential Asset Mortgage Products,
   Inc., Series 2004-RZ3, Class AI2
   3.42% due 10/25/2027 (b)                           49,920              49,530
Residential Asset Securities Corp,
   Series 2006-KS3, Class AI3
   4.991% due 04/25/2036 (b)                         550,000             550,000
Sovereign Bank Home Equity Loan Trust,
   Series 2000-1, Class A6
   7.25% due 02/25/2015                                8,138               8,326
USAA Auto Owner Trust, Series 2005-2,
   Class A4
   4.17% due 02/15/2011                              140,000             136,125
WFS Financial Owner Trust, Series
   2004-1, Class A4
   2.81% due 08/22/2011                              181,000             175,085
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $9,437,748)                                              $       9,371,383
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.34%
SUPRANATIONAL - 0.34%
Eurofima, EMTN
   6.50% due 08/22/2011                    AUD       600,000             444,753
European Investment Bank, Series EMTN
   6.00% due 07/15/2009                    NZD       770,000             468,149
   6.50% due 09/10/2014                            2,005,000           1,244,516
                                           -----------------   -----------------
                                                                       2,157,418
                                                               -----------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,367,179)                                              $       2,157,418
                                                               -----------------
SHORT TERM INVESTMENTS - 17.96%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      74,354,582   $      74,354,582
T. Rowe Price Reserve Investment Fund
   (c)                                            38,343,841          38,343,841
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $112,698,423)                                            $     112,698,423
                                                               -----------------
REPURCHASE AGREEMENTS - 4.54%
Repurchase Agreement with State Street
   Corp. dated 03/31/2006 at 3.45% to be
   repurchased at $28,492,189 on
   04/03/2006, collateralized by
   $29,435,000 Federal National Mortgage
   Association, 5.60% due 07/27/2015
   (valued at $29,055,671,
   including interest) (c)                 $      28,484,000   $      28,484,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $28,484,000)                                             $      28,484,000
                                                               -----------------
TOTAL INVESTMENTS (SPECTRUM INCOME
   TRUST)
(COST $704,488,731) - 112.99%                                  $     708,877,605
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.99)%                                                          (81,505,930)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     627,371,675

                                                               =================
STRATEGIC BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 0.53%
BROADCASTING - 0.06%
Liberty Global, Inc., Class A *                       11,750   $         240,522
Liberty Global, Inc., Series C *                      11,750             232,063
                                                               -----------------
                                                                         472,585
BUSINESS SERVICES - 0.01%
ContinentalAFA Dispensing Company *                   25,862              37,500
CABLE AND TELEVISION - 0.23%
NTL, Inc. *                                           59,407           1,729,338
CELLULAR COMMUNICATIONS - 0.18%
American Tower Corp., Class A *                       45,461           1,378,378
CHEMICALS - 0.01%
Applied Extrusion Technologies * (a)                  5,628               22,512
FOOD & BEVERAGES - 0.00%
Imperial Sugar Company                                  688               20,963
HOUSEHOLD PRODUCTS - 0.04%
Home Interiors *                                   1,103,919             298,058
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $2,489,710)                          $       3,959,334
                                                               -----------------
WARRANTS - 0.01%
GOVERNMENT OF MEXICO - 0.01%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00)                                       7,500              36,000
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.00%
Leap Wireless International, Inc.
   (Expiration date 04/15/2010; strike
   price $96.80)                                         370                   4
                                           -----------------   -----------------
TOTAL WARRANTS (Cost $18,750)                                  $          36,004
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 15.70%
U.S. TREASURY BONDS - 1.41%
   4.25% due 08/15/2014 (a)                $       1,985,000           1,899,939
   5.25% due 11/15/2028 to 02/15/2029
      ***                                          5,000,000           5,133,985
   5.50% due 08/15/2028 ***                        2,125,000           2,251,337
   6.125% due 08/15/2029 (a)                       1,200,000           1,375,781
                                                               -----------------
                                                                      10,661,042
U.S. TREASURY NOTES - 14.29%
   3.625% due 01/15/2010 ***                       7,900,000           7,573,509
   4.00% due 03/15/2010 to 02/15/2014
      (a)                                          7,790,000           7,491,491
   4.00% due 04/15/2010 (a)***                    50,411,000          48,884,908
   4.25% due 11/15/2014 (a)                        3,945,000           3,770,556
   4.25% due 08/15/2015 (a)*** ****               28,000,000          26,673,276

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)
U.S. TREASURY NOTES (CONTINUED)
   5.00% due 02/15/2011 ***                $      13,300,000   $      13,408,062
                                                               -----------------
                                                                     107,801,802
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $121,382,645)                                            $     118,462,844
                                                               -----------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS - 32.65%
FEDERAL HOME LOAN MORTGAGE CORP. - 2.62%
   5.00% TBA **                                   20,800,000          19,786,000
   8.00% due 05/01/2010                               17,967              18,553
   8.50% due 05/01/2008                               11,297              11,565
                                                               -----------------
                                                                      19,816,118
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 30.02%
   4.00% TBA **                                   26,100,000          24,395,344
   4.50% TBA **                                   15,800,000          14,570,570
   5.00% TBA **                                   61,000,000          58,064,375
   5.50% TBA **                                  112,000,000         109,305,056
   6.00% TBA **                                   14,300,000          14,295,538
   6.50% due 10/01/2032                            1,347,178           1,377,367
   6.50% TBA **                                    4,000,000           4,080,000
   7.50% due 07/01/2030 to 02/01/2031                113,708             118,809
   8.00% due 07/01/2027 to 08/01/2027                109,371             116,414
   8.80% due 01/25/2019                              104,220             110,353
   10.40% due 04/25/2019                              37,443              40,239
                                                               -----------------
                                                                     226,474,065
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 0.01%
   7.50% due 04/15/2022 to 02/15/2028                 47,846              50,281
                                           -----------------   -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $247,512,684)                                            $     246,340,464
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 4.97%
ARGENTINA - 0.18%
Republic of Argentina, Series PGDP
   .27% due 12/15/2035 (b)                 ARS     4,302,670             127,176
   4.50% due 12/15/2035 (a)(b)             $       1,704,632             157,678
   4.889% due 08/03/2012 (b)                         550,000             449,625
   5.83% due 12/31/2033 (b)                ARS     1,540,191             638,639
                                                               -----------------
                                                                       1,373,118
BRAZIL - 1.16%
Federal Republic of Brazil
   5.25% due 04/15/2012 (b)                $       1,225,081           1,224,469
   7.875% due 03/07/2015 (a)                         350,000             377,825
   8.00% due 01/15/2018 (a)                        2,817,000           3,052,219
   8.75% due 02/04/2025                            2,250,000           2,576,250
   8.875% due 10/14/2019                           1,300,000           1,501,500
                                                               -----------------
                                                                       8,732,263
BULGARIA - 0.04%
Republic of Bulgaria
   8.25% due 01/15/2015                              245,000             286,773
COLOMBIA - 0.24%
Republic of Colombia
   8.125% due 05/21/2024                   $         850,000   $         952,000
   10.00% due 01/23/2012                             375,000             442,125
   10.75% due 01/15/2013                             350,000             434,875
                                                               -----------------
                                                                       1,829,000
ECUADOR - 0.08%
Republic of Ecuador
   zero coupon, Step up to 10% on
      08/15/2006 due 08/15/2030 (b)                  625,000             625,000
ITALY - 0.37%
Republic of Italy
   5.804% due 10/25/2032                           2,708,000           2,802,098
MEXICO - 0.94%
Government of Mexico
   5.625% due 01/15/2017                           1,880,000           1,820,780
   5.875% due 01/15/2014                           1,825,000           1,812,225
   6.375% due 01/16/2013                           1,475,000           1,511,875
   8.125% due 12/30/2019                           1,100,000           1,292,500
   10.375% due 02/17/2009 (a)                        556,000             624,388
                                                               -----------------
                                                                       7,061,768
PANAMA - 0.15%
Republic of Panama
   6.70% due 01/26/2036                              588,000             586,824
   7.25% due 03/15/2015                              500,000             530,000
                                                               -----------------
                                                                       1,116,824
PERU - 0.18%
Republic of Peru
   zero coupon, Step up to 5% on
      09/07/2006 due 03/07/2017 (b)                  434,500             412,775
   zero coupon, Step up to 5% on
      09/07/2006 due 03/07/2017 (b)                  388,000             365,690
   8.75% due 11/21/2033                              175,000             195,125
   9.875% due 02/06/2015                             325,000             383,500
                                                               -----------------
                                                                       1,357,090
PHILIPPINES - 0.42%
Republic of Philippines
   8.375% due 03/12/2009                             350,000             375,812
   8.875% due 03/17/2015 (a)                         500,000             564,375
   9.50% due 02/02/2030 (a)                          650,000             771,875
   9.875% due 01/15/2019                             700,000             842,625
   10.625% due 03/16/2025                            500,000             648,125
                                                               -----------------
                                                                       3,202,812
POLAND - 0.10%
Republic of Poland
   5.25% due 01/15/2014 (a)                          750,000             738,750
RUSSIA - 0.31%
Government of Russia
   8.25% due 03/31/2010                              622,222             658,124
   11.00% due 07/24/2018                           1,200,000           1,719,720
                                                               -----------------
                                                                       2,377,844

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
SOUTH AFRICA - 0.06%
Republic of South Africa
   6.50% due 06/02/2014                    $         415,000   $         436,269
TURKEY - 0.43%
Republic of Turkey
   7.375% due 02/05/2025                           1,850,000           1,917,063
   9.00% due 06/30/2011                              775,000             867,031
   11.50% due 01/23/2012                             350,000             437,500
                                                               -----------------
                                                                       3,221,594
UKRAINE - 0.04%
Republic of Ukraine
   6.875% due 03/04/2011                             325,000             327,600
VENEZUELA - 0.27%
Republic of Venezuela
   zero coupon due 04/15/2020                         10,000               3,350
   5.375% due 08/07/2010                             400,000             387,400
   7.65% due 04/21/2025 (a)                          225,000             242,887
   10.75% due 09/19/2013                           1,125,000           1,402,875
                                                               -----------------
                                                                       2,036,512
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $36,740,562)                                             $      37,525,315
                                                               -----------------
CORPORATE BONDS - 30.19%
ADVERTISING - 0.25%
R.H. Donnelley Corp.
   6.875% due 01/15/2013                             325,000             303,875
   8.875% due 01/15/2016                             625,000             650,000
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                            450,000             498,938
Vertis, Inc.
   9.75% due 04/01/2009                              425,000             435,625
                                                               -----------------
                                                                       1,888,438
AEROSPACE - 0.65%
Argo-Tech Corp.
   9.25% due 06/01/2011                              350,000             369,250
DRS Technologies, Inc.
   6.875% due 11/01/2013                             550,000             550,000
   7.625% due 02/01/2018                              50,000              51,500
Goodrich Corp.
   7.50% due 04/15/2008                            2,750,000           2,852,919
Moog, Inc.
   6.25% due 01/15/2015                              350,000             344,750
Sequa Corp.
   9.00% due 08/01/2009                              700,000             749,000
                                                               -----------------
                                                                       4,917,419
AGRICULTURE - 0.18%
Case New Holland, Inc.
   7.125% due 03/01/2014                             550,000             543,125
   9.25% due 08/01/2011                               75,000              80,062
Pilgrim's Pride Corp.
   9.25% due 11/15/2013                              350,000             352,625
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
      01/15/2008 due 07/15/2012            $         150,000   $         134,250
United Agri Products, Inc.
   8.25% due 12/15/2011                              254,000             264,160
                                                               -----------------
                                                                       1,374,222
AIR TRAVEL - 0.01%
Continental Airlines, Inc.
   6.541% due 09/15/2008                              48,112              45,313
ALUMINUM - 0.05%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                            325,000             358,313
AMUSEMENT & THEME PARKS - 0.04%
Six Flags, Inc.
   9.625% due 06/01/2014                             175,000             176,313
   9.75% due 04/15/2013                              125,000             125,937
                                                               -----------------
                                                                         302,250
APPAREL & TEXTILES - 0.17%
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010                              425,000             401,625
Levi Strauss & Company
   7.73% due 04/01/2012 (a)                          125,000             129,375
   9.75% due 01/15/2015 (a)                          250,000             263,125
   12.25% due 12/15/2012                             175,000             198,844
Quiksilver, Inc.
   6.875% due 04/15/2015                             314,000             305,365
                                                               -----------------
                                                                       1,298,334
AUTO PARTS - 0.12%
Keystone Automotive Operations
   9.75% due 11/01/2013                              225,000             196,875
Tenneco Automotive, Inc.
   8.625% due 11/15/2014 (a)                         350,000             350,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                             335,000             362,219
                                                               -----------------
                                                                         909,094
AUTOMOBILES - 0.71%
DaimlerChrysler North America Holding
   Corp.
   4.05% due 06/04/2008                            2,450,000           2,374,055
Ford Motor Company
   6.625% due 10/01/2028                             225,000             150,750
   7.45% due 07/16/2031 (a)                        2,050,000           1,522,125
   8.90% due 01/15/2032                              150,000             117,750
General Motors Corp.
   8.25% due 07/15/2023 (a)                          150,000             108,000
   8.375% due 07/15/2033 (a)                         950,000             695,875
Hertz Corp., Class A
   8.875% due 01/01/2014                             350,000             363,125
                                                               -----------------
                                                                       5,331,680
BANKING - 1.20%
Bank of America Corp.
   7.40% due 01/15/2011                            3,225,000           3,485,661
Capital One Bank
   5.75% due 09/15/2010                            1,925,000           1,941,774

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Standard Chartered Bank
   8.00% due 05/30/2031 ***                $       2,975,000   $       3,630,452
                                                               -----------------
                                                                       9,057,887
BROADCASTING - 0.87%
CanWest Media, Inc.
   8.00% due 09/15/2012                              293,026             300,352
CCH I Holdings LLC
   zero coupon, Step up to 11.75% on
      5/15/2006 due 05/15/2014 (a)                   950,000             494,000
   zero coupon, Step up to 12.125% on
      1/15/2007 due 01/15/2015                       175,000              77,000
   10.00% due 05/15/2014                              77,000              38,885
   13.50% due 01/15/2014                             175,000             107,625
CCH I LLC
   11.00% due 10/01/2015                             779,000             647,544
CCO Holdings LLC/ CCO Holdings Capital
   Corp
   8.75% due 11/15/2013                              375,000             364,687
CSC Holdings, Inc.
   7.00% due 04/15/2012                              400,000             391,000
   8.125% due 08/15/2009                             550,000             567,875
CSC Holdings, Inc., Series B
   8.125% due 07/15/2009                              75,000              77,531
News America, Inc.
   5.30% due 12/15/2014 (a)                        2,850,000           2,741,503
Radio One, Inc.
   6.375% due 02/15/2013                             275,000             261,250
   8.875% due 07/01/2011                             325,000             341,250
Salem Communications Corp.
   7.75% due 12/15/2010                              175,000             179,375
                                                               -----------------
                                                                       6,589,877
BUILDING MATERIALS & CONSTRUCTION -
   0.13%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014 (a)                  925,000             531,875
Brand Services, Inc.
   12.00% due 10/15/2012                             175,000             187,250
NTK Holdings, Inc.
   zero coupon, Step up to 10.75% on
      09/01/2009 due 03/01/2014                      350,000             255,500
                                                               -----------------
                                                                         974,625
BUSINESS SERVICES - 0.48%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                            300,000             285,000
Conveo Corp.
   7.875% due 12/01/2013                             300,000             293,250
Interep National Radio Sales, Inc.,
   Series B, Class A
   10.00% due 07/01/2008 (a)                         225,000             189,000
Invensys PLC
   9.875% due 03/15/2011 (a)                         250,000             265,625
Iron Mountain, Inc.
   7.75% due 01/15/2015                              300,000             302,250
   8.25% due 07/01/2011                              225,000             227,250
   8.625% due 04/01/2013                             450,000             468,000
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                             375,000             396,562
Xerox Capital Trust I
   8.00% due 02/01/2027 (a)                $         575,000   $         595,125
Xerox Corp.
   6.40% due 03/15/2016                              625,000             620,313
                                                               -----------------
                                                                       3,642,375
CABLE AND TELEVISION - 1.04%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                             425,000             403,750
DirecTV Holdings LLC
   6.375% due 06/15/2015                             425,000             419,687
   8.375% due 03/15/2013                             296,000             315,980
Echostar DBS Corp.
   6.625% due 10/01/2014                           1,200,000           1,159,500
   7.125% due 02/01/2016                              25,000              24,594
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                              350,000             378,000
Mediacom Broadband LLC
   11.00% due 07/15/2013                             250,000             266,250
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                          175,000             173,250
Rainbow National Services LLC
   10.375% due 09/01/2014                             75,000              84,000
Rogers Cable, Inc.
   8.75% due 05/01/2032 (a)                          525,000             622,125
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                              500,000             510,000
   8.75% due 12/15/2011                              100,000             105,125
Time Warner, Inc.
   7.625% due 04/15/2031                           2,475,000           2,696,124
Videotron Ltee
   6.375% due 12/15/2015                             300,000             293,625
Young Broadcasting, Inc.
   10.00% due 03/01/2011 (a)                         425,000             392,063
                                                               -----------------
                                                                       7,844,073
CELLULAR COMMUNICATIONS - 1.15%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                             333,000             370,462
American Tower Corp.
   7.125% due 10/15/2012                             425,000             442,000
   7.50% due 05/01/2012                               75,000              78,562
AT&T Broadband Corp.
   8.375% due 03/15/2013                           2,200,000           2,474,228
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                            1,800,000           2,279,786
Centennial Communications Corp.
   8.125% due 02/01/2014 (a)                         450,000             459,000
   10.00% due 01/01/2013                             175,000             181,781
Nextel Communications, Inc.
   6.875% due 10/31/2013                             350,000             361,121
   7.375% due 08/01/2015                             925,000             970,082
SBA Communications Corp.
   8.50% due 12/01/2012                               39,000              43,290

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
SBA Telecommunication /
   SBA Communications Corp.
   zero coupon, Step up to 9.75% on
      12/15/2007 due 12/15/2011            $         216,000   $         206,280
UbiquiTel Operating Company
   9.875% due 03/01/2011                             375,000             409,688
US Unwired, Inc., Series B
   10.00% due 06/15/2012 (a)                         350,000             392,438
                                                               -----------------
                                                                       8,668,718
CHEMICALS - 0.56%
Arco Chemical Company
   9.80% due 02/01/2020                              100,000             109,000
Equistar Chemicals LP
   10.625% due 05/01/2011                            325,000             351,812
Ethyl Corp.
   8.875% due 05/01/2010                             350,000             363,125
Huntsman ICI Chemicals
   10.125% due 07/01/2009 (a)                         75,000              76,875
Huntsman International LLC
   7.375% due 01/01/2015                              75,000              75,750
   9.875% due 03/01/2009                             350,000             365,750
Lyondell Chemical Company
   11.125% due 07/15/2012 (a)                        350,000             384,125
Methanex Corp.
   8.75% due 08/15/2012                              275,000             300,438
Millennium America, Inc.
   9.25% due 06/15/2008                              600,000             609,750
Nalco Company
   8.875% due 11/15/2013 (a)                         275,000             286,000
OM Group, Inc.
   9.25% due 12/15/2011                               25,000              25,875
PQ Corp.
   7.50% due 02/15/2013                              600,000             576,000
Rhodia SA
   7.625% due 06/01/2010                             425,000             431,375
Westlake Chemical Corp.
   6.625% due 01/15/2016                             300,000             296,625
                                                               -----------------
                                                                       4,252,500
COAL - 0.04%
Massey Energy Company
   6.625% due 11/15/2010                             275,000             279,813
COMPUTERS & BUSINESS EQUIPMENT - 0.10%
Seagate Technology Holdings
   8.00% due 05/15/2009                              325,000             337,594
Unisys Corp.
   8.00% due 10/15/2012                              425,000             417,562
                                                               -----------------
                                                                         755,156
CONSTRUCTION & MINING EQUIPMENT - 0.07%
Terex Corp.
   7.375% due 01/15/2014                             143,000             146,575
   10.375% due 04/01/2011                            350,000             369,250
                                                               -----------------
                                                                         515,825
CONSTRUCTION MATERIALS - 0.03%
Nortek, Inc.
   8.50% due 09/01/2014                    $         200,000   $         203,500
CONTAINERS & GLASS - 0.30%
Graphic Packaging International Corp.
   8.50% due 08/15/2011 (a)                          575,000             569,250
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                              350,000             364,875
   8.25% due 05/15/2013                               75,000              78,375
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                              500,000             505,000
Pliant Corp.
   11.125% due 09/01/2009 @ (a)                       75,000              78,937
   12.75% due 06/15/2010 @                           200,000              82,000
Radnor Holdings Corp.
   11.00% due 03/15/2010 (a)                         175,000             136,500
Stone Container Corp.
   8.375% due 07/01/2012                             150,000             147,750
Tekni-Plex, Inc.
   8.75% due 11/15/2013 (a)                          325,000             305,500
                                                               -----------------
                                                                       2,268,187
CORRECTIONAL FACILITIES - 0.08%
Corrections Corporation of America
   6.25% due 03/15/2013                              250,000             245,937
   6.75% due 01/31/2014                              350,000             353,938
                                                               -----------------
                                                                         599,875
COSMETICS & TOILETRIES - 0.07%
Del Laboratories, Inc.
   8.00% due 02/01/2012 (a)                          350,000             283,500
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                             241,000             262,389
                                                               -----------------
                                                                         545,889
CRUDE PETROLEUM & NATURAL GAS - 0.90%
Burlington Resources Finance Company
   5.60% due 12/01/2006                            2,445,000           2,449,457
Chesapeake Energy Corp.
   6.25% due 01/15/2018                              500,000             488,750
   6.625% due 01/15/2016                             350,000             349,125
   7.00% due 08/15/2014                              300,000             306,750
EnCana Holdings Finance Corp.
   5.80% due 05/01/2014 (a)                        2,475,000           2,495,169
Plains Exploration & Production Company
   7.125% due 06/15/2014 (a)                         350,000             359,625
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                             375,000             370,312
                                                               -----------------
                                                                       6,819,188
DOMESTIC OIL - 1.04%
Devon Financing Corp., ULC
   6.875% due 09/30/2011 (a)                       2,600,000           2,756,593
Exco Resources, Inc.
   7.25% due 01/15/2011                              625,000             621,875
Forest Oil Corp.
   8.00% due 12/15/2011                              500,000             537,500
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                              384,000             411,840

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
DOMESTIC OIL (CONTINUED)
Stone Energy Corp.
   8.25% due 12/15/2011                    $         575,000   $         577,875
Swift Energy Company
   7.625% due 07/15/2011                             575,000             580,750
Valero Energy Corp.
   4.75% due 06/15/2013 (a)***                     1,850,000           1,743,090
Whiting Petroleum Corp.
   7.00% due 02/01/2014                              325,000             321,750
   7.25% due 05/01/2013                              300,000             299,250
                                                               -----------------
                                                                       7,850,523
DRUGS & HEALTH CARE - 0.52%
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                               50,000              47,375
Humana, Inc.
   6.30% due 08/01/2018                            2,760,000           2,807,033
Rite Aid Corp.
   6.125% due 12/15/2008 (a)                         150,000             145,875
   7.50% due 01/15/2015                              350,000             339,500
   8.125% due 05/01/2010                             100,000             102,125
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014 (a)                          550,000             504,625
                                                               -----------------
                                                                       3,946,533
ELECTRICAL UTILITIES - 1.02%
AES Corp.
   7.75% due 03/01/2014                              350,000             367,500
   8.875% due 02/15/2011                             475,000             511,812
   9.375% due 09/15/2010                             350,000             381,500
Appalachian Power Company
   5.95% due 05/15/2033                            2,875,000           2,708,552
Calpine Corp.
   8.50% due 07/15/2010 (a)                          350,000             321,125
   8.75% due 07/15/2013 (a)                           85,000              77,988
Calpine Generating Company LLC
   13.2163% due 04/01/2011 (a)(b)                    275,000             301,125
Edison Mission Energy
   9.875% due 04/15/2011                             681,000             769,530
Entergy Gulf States
   6.20% due 07/01/2033                            1,075,000           1,005,999
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                            605,000             626,175
Reliant Energy, Inc.
   9.25% due 07/15/2010                              225,000             225,281
   9.50% due 07/15/2013 (a)                          400,000             400,500
                                                               -----------------
                                                                       7,697,087
ELECTRONICS - 0.14%
L-3 Communications Corp.
   7.625% due 06/15/2012                             850,000             877,625
Muzak, LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                         375,000             204,844
                                                               -----------------
                                                                       1,082,469
ENERGY - 0.68%
Duke Energy Company
   4.20% due 10/01/2008                            2,950,000           2,862,170
El Paso Energy
   7.375% due 12/15/2012 (a)               $         725,000   $         737,687
Inergy, L.P.
   6.875% due 12/15/2014                             325,000             308,750
NRG Energy, Inc.
   7.25% due 02/01/2014                              225,000             228,656
   7.375% due 02/01/2016                             975,000             995,719
                                                               -----------------
                                                                       5,132,982
FINANCIAL SERVICES - 6.85%
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014 (a)                         367,000             406,453
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                              275,000             281,875
CIT Group, Inc.
   7.75% due 04/02/2012                            2,590,000           2,854,809
Corporacion Andina de Fomento
   6.875% due 03/15/2012                           3,967,000           4,198,657
Countrywide Home Loan
   4.00% due 03/22/2011                            4,425,000           4,111,055
Diageo Finance BV
   5.30% due 10/28/2015                            4,275,000           4,130,813
Ford Motor Credit Company
   4.95% due 01/15/2008                            1,250,000           1,164,849
   6.625% due 06/16/2008                             325,000             307,609
   7.875% due 06/15/2010                           2,825,000           2,648,344
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                        1,050,000             945,215
   6.875% due 09/15/2011 (a)                       2,425,000           2,260,292
   7.25% due 03/02/2011                               75,000              71,073
   8.00% due 11/01/2031 (a)                          150,000             141,765
Global Cash Access LLC
   8.75% due 03/15/2012                              156,000             167,505
Hexion US Finance Corp/Hexion Nova
   Scotia Finance ULC
   9.00% due 07/15/2014                              575,000             592,250
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                       4,400,000           4,316,990
International Lease Finance Corp.
   5.875% due 05/01/2013 (a)                       4,125,000           4,149,243
iPCS, Inc.
   11.50% due 05/01/2012                             425,000             484,500
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                           2,675,000           2,811,965
JSG Funding PLC
   9.625% due 10/01/2012                             300,000             317,250
Lehman Brothers Holdings, Inc.
   4.50% due 07/26/2010 (a)                        4,350,000           4,192,360
Morgan Stanley
   4.75% due 04/01/2014                            3,950,000           3,685,322
Nell AF SARL
   8.375% due 08/15/2015 (a)                         303,000             300,728
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                             425,000             412,250
TRAINS HY-2005-1
   7.651% due 06/15/2015 (a)(b)                    6,561,220           6,635,033

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Yell Finance BV
   zero coupon, Step up to 13.5% on
      08/01/2006 due 08/01/2011            $         101,000   $         104,283
                                                               -----------------
                                                                      51,692,488
FOOD & BEVERAGES - 0.21%
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                               67,184              70,075
Del Monte Corp.
   8.625% due 12/15/2012                             325,000             343,281
Doane Pet Care Company
   10.75% due 03/01/2010                              75,000              81,188
Dole Food, Inc.
   7.25% due 06/15/2010                               25,000              23,563
   8.875% due 03/15/2011                             742,000             734,580
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013 (a)                          350,000             346,500
                                                               -----------------
                                                                       1,599,187
FURNITURE & FIXTURES - 0.07%
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                          500,000             522,500
GAS & PIPELINE UTILITIES - 0.74%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011 (a)                         225,000             217,125
   8.375% due 05/01/2016                             750,000             746,250
   9.875% due 07/15/2010                             850,000             934,855
   10.125% due 07/15/2013                             75,000              85,927
El Paso Corp.
   7.75% due 01/15/2032 (a)                          425,000             428,188
   7.875% due 06/15/2012 (a)                         600,000             624,750
United Utilities PLC
   4.55% due 06/19/2018 ***                        1,450,000           1,250,276
Williams Companies, Inc.
   7.625% due 07/15/2019                              75,000              79,875
   7.875% due 09/01/2021                             575,000             618,125
   8.75% due 03/15/2032                              525,000             614,250
                                                               -----------------
                                                                       5,599,621
HEALTHCARE PRODUCTS - 0.06%
Accellent, Inc.
   10.50% due 12/01/2013                            400,000              427,000
HEALTHCARE SERVICES - 0.44%
Ameripath, Inc.
   10.50% due 04/01/2013                            425,000              448,375
DaVita, Inc.
   7.25% due 03/15/2015 (a)                         575,000              577,875
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                             300,000              316,875
National Mentor, Inc.
   9.625% due 12/01/2012                            425,000              480,250
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015                             550,000              559,625
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                             625,000              639,062
Vanguard Health Holding Company, Inc.
   LLC
   zero coupon, Step up to 11.25% on
      10/01/2009 due 10/01/2015 (a)        $         350,000   $         255,500
                                                               -----------------
                                                                       3,277,562
HOLDINGS COMPANIES/CONGLOMERATES - 0.01%
ERP Operating LP
   5.25% due 09/15/2014 (a)                           75,000              72,696
HOTELS & RESTAURANTS - 0.30%
CCM Merger, Inc.
   8.00% due 08/01/2013 (a)                          250,000             248,750
Gaylord Entertainment Company
   6.75% due 11/15/2014                              500,000             487,500
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                              88,000              88,660
Park Place Entertainment Corp.
   8.125% due 05/15/2011 (a)                          25,000              27,187
   8.875% due 09/15/2008                              50,000              53,500
   9.375% due 02/15/2007                             400,000             412,500
Sbarro, Inc.
   11.00% due 09/15/2009 (a)                         425,000             432,438
Turning Stone Casino Resort
   9.125% due 12/15/2010                             475,000             494,000
                                                               -----------------
                                                                       2,244,535
HOUSEHOLD APPLIANCES - 0.00%
Applica, Inc.
   10.00% due 07/31/2008                              34,000              32,300
HOUSEHOLD PRODUCTS - 0.12%
Resolution Performance Products, Inc.
   8.00% due 12/15/2009                              150,000             154,500
   13.50% due 11/15/2010 (a)                         425,000             454,219
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
      12/15/2009 due 12/15/2014 (a)                   25,000              16,000
   7.875% due 01/15/2014 (a)                         225,000             217,687
Spectrum Brands, Inc.
   7.375% due 02/01/2015                              93,000              80,910
                                                               -----------------
                                                                         923,316
INDUSTRIAL MACHINERY - 0.14%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                             432,000             440,640
NMHG Holding Company
   10.00% due 05/15/2009                             600,000             630,000
                                                               -----------------
                                                                       1,070,640
INTERNATIONAL OIL - 0.22%
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                             300,000             354,780
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                              450,000             430,875
   6.625% due 06/15/2035                             225,000             217,350
Pogo Producing Company
   6.875% due 10/01/2017 (a)                         300,000             296,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
INTERNATIONAL OIL (CONTINUED)
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                   $         350,000   $         363,946
                                                               -----------------
                                                                       1,663,201
LEISURE TIME - 0.97%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                             375,000             387,187
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                             400,000             408,000
Boyd Gaming Corp.
   6.75% due 04/15/2014 (a)                          575,000             573,562
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                              425,000             427,125
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                      575,000             439,875
Herbst Gaming, Inc.
   8.125% due 06/01/2012                             375,000             389,531
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                              500,000             493,750
Kerzner International Ltd.
   6.75% due 10/01/2015                              500,000             526,250
Las Vegas Sands Corp.
   6.375% due 02/15/2015                             350,000             336,000
MGM Mirage, Inc.
   6.75% due 09/01/2012                              725,000             724,094
   8.375% due 02/01/2011 (a)                          50,000              52,750
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                             250,000             248,438
   7.125% due 08/15/2014                             225,000             226,688
Penn National Gaming, Inc.
   6.75% due 03/01/2015                              500,000             500,000
   6.875% due 12/01/2011                             100,000             101,750
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                              600,000             628,500
Station Casinos, Inc.
   6.50% due 02/01/2014                              625,000             617,969
   6.875% due 03/01/2016                             250,000             251,250
                                                               -----------------
                                                                       7,332,719
MANUFACTURING - 0.49%
Blount, Inc.
   8.875% due 08/01/2012 (a)                         225,000             234,000
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on
      11/15/2009 due 11/15/2014                      675,000             489,375
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                             250,000             235,625
Trinity Industries, Inc.
   6.50% due 03/15/2014                              375,000             375,000
Tyco International Group SA
   6.125% due 11/01/2008                           2,350,000           2,381,857
                                                               -----------------
                                                                       3,715,857
MEDICAL-HOSPITALS - 0.82%
Community Health Systems, Inc.
   6.50% due 12/15/2012                              425,000             411,719
Genesis Healthcare Corp.
   8.00% due 10/15/2013                    $         250,000   $         264,375
HCA, Inc.
   6.375% due 01/15/2015                             875,000             851,616
   6.50% due 02/15/2016                              325,000             316,634
   7.05% due 12/01/2027                               75,000              68,412
IASIS Healthcare LLC
   8.75% due 06/15/2014                              575,000             575,000
Quest Diagnostics, Inc.
   5.45% due 11/01/2015                            2,500,000           2,436,292
Tenet Healthcare Corp.
   6.875% due 11/15/2031                             200,000             159,750
   7.375% due 02/01/2013 (a)                         225,000             205,312
   9.875% due 07/01/2014 (a)                         300,000             303,750
Triad Hospitals, Inc.
   7.00% due 11/15/2013                              575,000             566,375
                                                               -----------------
                                                                       6,159,235
METAL & METAL PRODUCTS - 0.13%
Mueller Group, Inc.
   10.00% due 05/01/2012                             300,000             328,500
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                       75,000              61,125
Novelis, Inc.
   7.25% due 02/15/2015 (a)                          600,000             576,000
                                                               -----------------
                                                                         965,625
OFFICE FURNISHINGS & SUPPLIES - 0.12%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                              225,000             232,313
Interface, Inc.
   9.50% due 02/01/2014                              150,000             153,750
   10.375% due 02/01/2010                            225,000             246,375
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                             248,000             265,670
                                                               -----------------
                                                                         898,108
PAPER - 0.59%
Abitibi-Consolidated, Inc.
   8.375% due 04/01/2015 (a)                         600,000             585,000
   8.55% due 08/01/2010 (a)                           75,000              75,375
   8.85% due 08/01/2030                              275,000             246,812
Appleton Papers, Inc.
   8.125% due 06/15/2011                              25,000              25,125
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014 (a)                          350,000             347,375
Boise Cascade LLC
   7.125% due 10/15/2014                             500,000             481,250
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                              275,000             274,312
Bowater, Inc.
   6.50% due 06/15/2013 (a)                           25,000              23,313
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                              300,000             289,500
   8.50% due 10/01/2013                              150,000             151,125
   9.25% due 09/15/2008                              150,000             150,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
PAPER (CONTINUED)
Jefferson Smurfit Corp.
   8.25% due 10/01/2012 (a)                $         768,000   $         753,600
Newark Group, Inc.
   9.75% due 03/15/2014                              350,000             318,500
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                             425,000             427,125
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                              300,000             279,000
                                                               -----------------
                                                                       4,427,412
PETROLEUM SERVICES - 0.23%
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034                           1,175,000           1,445,250
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                             125,000             121,875
Hanover Equipment Trust
   8.75% due 09/01/2011                              175,000             183,094
                                                               -----------------
                                                                       1,750,219
PHARMACEUTICALS - 0.54%
Omnicare, Inc.
   6.875% due 12/15/2015                             275,000             274,312
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                              650,000             643,500
Wyeth
   5.50% due 03/15/2013                            3,225,000           3,188,390
                                                               -----------------
                                                                       4,106,202
PLASTICS - 0.07%
Berry Plastics Corp.
   10.75% due 07/15/2012                             450,000             495,000
POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 @                            825,000                 825
PUBLISHING - 0.29%
Cadmus Communications Corp.
   8.375% due 06/15/2014                             400,000             402,000
CBD Media Holdings, LLC
   9.25% due 07/15/2012 (a)                          400,000             407,500
Dex Media East LLC
   12.125% due 11/15/2012                            200,000             228,500
Dex Media West LLC
   8.50% due 08/15/2010                              225,000             237,937
   9.875% due 08/15/2013                             145,000             160,406
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                      150,000             126,750
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                      300,000             253,500
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                      225,000             191,813
Mail-Well I Corp.
   9.625% due 03/15/2012                             175,000             188,344
                                                               -----------------
                                                                       2,196,750
REAL ESTATE - 0.94%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                    $       2,775,000   $       2,855,242
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                              475,000             520,125
Host Marriott LP, REIT
   6.375% due 03/15/2015 (a)                         150,000             147,562
   6.75% due 06/01/2016                              225,000             224,719
   7.125% due 11/01/2013 (a)                         775,000             788,562
iStar Financial, Inc., REIT
   5.15% due 03/01/2012 (a)                        2,350,000           2,255,227
Meristar Hospitality Corp., REIT
   9.125% due 01/15/2011                             225,000             260,438
                                                               -----------------
                                                                       7,051,875
RETAIL - 0.07%
Carrols Corp.
   9.00% due 01/15/2013 (a)                          275,000             276,375
Leslie's Poolmart
   7.75% due 02/01/2013 (a)                          225,000             226,125
                                                               -----------------
                                                                         502,500
RETAIL GROCERY - 0.38%
Safeway, Inc.
   7.25% due 02/01/2031 (a)                        2,695,000           2,855,838
RETAIL TRADE - 0.36%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012 (a)                         175,000             153,781
FTD, Inc.
   7.75% due 02/15/2014                              358,000             355,315
Limited Brands, Inc.
   6.95% due 03/01/2033 (a)                        1,675,000           1,635,068
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                        225,000             239,062
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                             275,000             294,938
                                                               -----------------
                                                                       2,678,164
SANITARY SERVICES - 0.17%
Allied Waste North America, Inc.
   6.375% due 04/15/2011                             100,000              97,875
   7.25% due 03/15/2015 (a)                          350,000             357,000
   8.50% due 12/01/2008                              200,000             210,250
Allied Waste North America, Inc.,
   Series B
   7.375% due 04/15/2014 (a)                         375,000             371,250
   9.25% due 09/01/2012                              208,000             224,380
                                                               -----------------
                                                                       1,260,755
SEMICONDUCTORS - 0.13%
Amkor Technology, Inc.
   7.75% due 05/15/2013 (a)                          218,000             200,560
   9.25% due 02/15/2008 (a)                          500,000             510,000
   10.50% due 05/01/2009 (a)                         275,000             269,500
                                                               -----------------
                                                                         980,060
STEEL - 0.04%
RathGibson, Inc.
   11.25% due 02/15/2014                             300,000             313,500

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.44%
Insight Midwest LP
   10.50% due 11/01/2010                   $         360,000   $         378,900
Insight Midwest LP/ Insight Capital,
   Inc
   9.75% due 10/01/2009                               50,000              51,500
Intelsat Subsidiary Holding Company,
   Ltd
   9.61375% due 01/15/2012 (b)                       175,000             177,844
Lucent Technologies, Inc.
   6.45% due 03/15/2029                            1,150,000           1,037,875
Panamsat Corp.
   9.00% due 08/15/2014                              120,000             126,300
United States West Communications, Inc.
   6.875% due 09/15/2033 ***                       1,425,000           1,368,000
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                      275,000             190,437
                                                               -----------------
                                                                       3,330,856
TELEPHONE - 1.46%
Qwest Communications International, Inc.
   7.50% due 02/15/2014 (a)                          190,000             195,700
Qwest Communications International,
   Inc., Series B
   7.50% due 02/15/2014                              555,000             571,650
Qwest Corp.
   7.50% due 06/15/2023 (a)                          115,000             116,869
   8.875% due 03/15/2012                             175,000             195,562
Sprint Capital Corp.
   8.375% due 03/15/2012                           2,400,000           2,711,760
Telecom Italia Capital SA
   5.25% due 10/01/2015                            2,900,000           2,698,270
Telefonos de Mexico SA de CV
   8.75% due 01/31/2016                    MXN     4,000,000             366,786
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013 (a)               $       4,220,000           4,178,813
                                                               -----------------
                                                                      11,035,410
TRANSPORTATION - 0.19%
Horizon Lines LLC
   9.00% due 11/01/2012                              115,000             121,612
Union Pacific Corp.
   3.625% due 06/01/2010                           1,375,000           1,280,069
                                                               -----------------
                                                                       1,401,681
                                                               -----------------
TOTAL CORPORATE BONDS
   (Cost $232,642,989)                                         $     227,735,782
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.33%
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                              800,000             888,214
Commercial Mortgage Pass-Through
   Certificates, Series 2001-J2A,
   Class A1
   5.447% due 07/16/2034                             914,177             914,408
Commercial Mortgage Pass-Through
   Certificates, Series 2003-FL9,
   Class E
   5.7488% due 11/15/2015 (b)                        460,144             460,356
Federal Home Loan Mortgage Corp.,
   Series 1106, Class K
   7.595% IO due 07/15/2006                $             445   $               7
First Boston Mortgage Securities Corp.
   STRIP, Series D, IO
   10.965% due 05/25/2017                             51,915              14,969
First Union National Bank Commercial
   Mortgage, Series 2000-C1
   0.5271% IO due 05/17/2032 (b)                  37,085,862             960,309
Green Tree Financial Corp.,
   Series 1997-6, Class A8
   7.07% due 01/15/2029                            1,970,091           2,012,379
Merit Securities Corp., Series 11PA,
   Class B2
   6.3206% due 09/28/2032 (b)                      2,322,703           2,266,038
Structured Asset Mortgage Investments
   Inc., Series 2005-AR3, Class 2A1
   5.7021% due 08/25/2035 (b)                      2,486,965           2,546,738
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $10,200,927)                              $      10,063,418
                                                               -----------------
ASSET BACKED SECURITIES - 1.61%
Ameriquest Mortgage Securities, Inc.,
   Series 2004-R11, Class M5
   6.0181% due 11/25/2034 (b)                        845,000             862,337
Amortizing Residential Corp. Trust,
   Series 2002-BC6, Class M2
   6.0181% due 08/25/2032 (b)***                     880,042             884,217
Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   6.6487% due 04/15/2033 (b)                      1,210,000           1,216,558
Bear Stearns Asset Backed Securities
   NIM, Series 2003-HE1N, Class N1
   6.50% due 08/25/2005                                  550                 549
Bear Stearns Asset Backed Securities
   NIM, Series 2004-FR1N, Class A1
   5.00% due 05/25/2034                               45,029              44,897
Bear Stearns Asset Backed Securities
   NIM, Series 2004-HE6N, Class A1
   5.25% due 08/25/2034                               77,090              76,878
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   6.0681% due 06/25/2034 (b)                      1,150,000           1,168,103
Countrywide Asset-Backed Certificates,
   Series 2004-5N, Class N1
   5.50% due 10/25/2035                               53,190              53,076
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-WM1N, Class N1
   5.00% due 09/25/2035                              456,816             453,166
Metris Master Trust, Series 2001-2,
   Class B
   5.8563% due 11/20/2009 (b)                      1,405,000           1,406,011
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035                            2,012,064           2,078,475
Novastar Home Equity Loan, Series
   2005-2,
   Class M11
   7.8181% due 10/25/2035 (b)                      1,080,000             947,862

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
ASSET BACKED SECURITIES
(CONTINUED)
Novastar Home Equity Loan,
   Series 2003-4, Class M2
   6.4431% due 02/25/2034 (b)              $         400,000   $         406,446
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   5.7931% due 06/25/2034 (b)                        855,000             860,724
Option One Mortgage Loan Trust,
   Series 2004-2, Class M7
   8.3181% due 05/25/2034 (b)                        860,000             834,659
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   5.9181% due 04/25/2032 (b)                        263,593             263,649
Sail Net Interest Margin Notes,
   Series 2004-11A, Class A2
   4.75% due 01/27/2035                              161,641             160,708
Sail Net Interest Margin Notes,
   Series 2004-2A, Class A
   5.50% due 03/27/2034                               78,610              76,243
Sail Net Interest Margin Notes,
   Series 2004-4A, Class A
   5.00% due 04/27/2034                                3,244               3,240
Sail Net Interest Margin Notes,
   Series 2004-BN2A, Class A
   5.00% due 12/27/2034                              334,838             333,951
Varick Structured Asset Fund, Ltd.,
   Series 1A, Class B1
   6.06% due 11/01/2035 @ (b)***                   2,000,000                 600
                                           -----------------   -----------------
TOTAL ASSET BACKED SECURITIES
(Cost $13,257,584)                                             $      12,132,349
                                                               -----------------
SHORT TERM INVESTMENTS - 31.90%
Beethoven Funding Corp.
   4.68% due 04/11/2006 ***                $      20,000,000   $      19,974,000
Curzon Funding LLC
   4.69% due 04/12/2006 ***                       15,122,000          15,100,329
DaimlerChrysler North America Holding
   Corp
   4.74% due 04/12/2006 ***                       10,175,000          10,134,809
Eiffel Funding LLC
   4.67% due 04/12/2006 ***                        6,706,000           6,696,431
Fours Winds Funding Corp.
   4.72% due 04/12/2006 ***                       10,175,000          10,160,325
Giro Balanced Funding Corp.
   4.68% due 04/12/2006 ***                       20,375,000          20,345,864
Lake Constance Funding LLC
   4.68% due 04/11/2006 ***                       13,476,000          13,458,481
Mica Funding LLC
   4.70% due 04/12/2006 ***                       20,185,000          20,156,012
Old Line Funding LLC
   4.69% due 04/11/2006 ***                       20,375,000          20,348,456
Ormond Quay Funding LLC
   4.70% due 04/11/2006 ***                       20,375,000          20,348,399
State Street Navigator Securities
   Lending Prime Portfolio (c)                    83,965,127          83,965,127
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $240,688,234)                                            $     240,688,233
                                                               -----------------
REPURCHASE AGREEMENTS - 23.90%
Goldman Sachs Tri-Party
   Repurchase Agreement dated
   03/31/2006 at 4.78% to be
   repurchased at $105,333,941 on
   04/03/2006, collateralized by
   $101,325,000 Federal National
   Mortgage Association 6.00% due
   05/15/2011 (valued at
   $107,404,500, including interest) ***   $     105,292,000   $     105,292,000
Greenwich Capital Tri-Party Repurchase
   Agreement dated 03/31/2006 at 4.73%
   to be repurchased at $75,029,563 on
   04/03/2006, collateralized by
   $27,340,000 Federal Farm Credit Bank,
   3.25% due 06/15/2007 (valued at
   $27,032,425, including interest) and
   $50,000,000 Federal Home Loan Bank,
   4.30% due 09/20/2007 (valued at
   $49,500,000, including interest) ***           75,000,000          75,000,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $180,292,000)                                            $     180,292,000
                                                               -----------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
   (COST $1,085,226,085) - 142.79%                             $   1,077,235,743
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (42.79)%                                                         (322,790,925)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     754,444,818
                                                               =================

STRATEGIC INCOME TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 0.35%
MINING - 0.35%
Newmont Mining Corp.                                   1,500   $          77,835
Pan American Silver Corp. *                            2,100              53,340
                                                               -----------------
                                                                         131,175
                                                               -----------------
TOTAL COMMON STOCKS (Cost $81,760)                             $         131,175
                                                               -----------------
INVESTMENT COMPANIES - 0.99%
INVESTMENT COMPANIES - 0.99%
Great Lakes Carbon Income Fund                        37,400             365,472
                                           -----------------   -----------------
TOTAL INVESTMENT COMPANIES
   (Cost $348,610)                                             $         365,472
                                                               -----------------
PREFERRED STOCKS - 0.12%
CELLULAR COMMUNICATIONS - 0.12%
Rural Cellular Corp, Series B *                           37              45,048
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $36,539)                          $          45,048
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 3.63%
U.S. TREASURY BONDS - 1.23%
   8.125% due 08/15/2019                   $         350,000             454,180

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)
U.S. TREASURY NOTES - 2.40%
   6.125% due 08/15/2007                   $         875,000   $         889,355
                                           -----------------   -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,398,664)                                              $       1,343,535
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   11.00%
FEDERAL HOME LOAN BANK - 4.46%
   3.20% due 11/29/2006                              375,000             370,352
   4.00% due 03/10/2008                              700,000             686,276
   4.625% due 10/24/2007                             600,000             594,941
                                                               -----------------
                                                                       1,651,569
FEDERAL HOME LOAN MORTGAGE CORP. - 5.80%
   3.35% due 11/09/2007                              500,000             486,676
   4.50% due 08/22/2007                              600,000             594,265
   4.625% due 08/22/2008                             300,000             296,956
   5.02% due 03/22/2012                              250,000             244,494
   5.10% due 11/14/2008                              310,000             308,805
   4.65% due 10/10/2013                              225,000             213,673
                                           -----------------   -----------------
                                                                       2,144,869
TENNESSE VALLEY AUTHORITY - 0.74%
   4.875% due 12/15/2016                             275,000             275,547
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,138,551)                                              $       4,071,985
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 36.86%
AUSTRALIA - 1.97%
Commonwealth of Australia
   7.50% due 09/15/2009                    AUD       955,000             729,428
AUSTRIA - 0.07%
Republic of Austria, Serie EMTN
   6.00% due 09/26/2008                    NZD        40,000              24,387
BRAZIL - 0.50%
Federative Republic of Brazil
   12.50% due 01/05/2016                   BRL       400,000             184,998
CANADA - 15.11%
Government of Canada
   5.50% due 06/01/2009                    CAD     1,570,000           1,401,520
   5.50% due 06/01/2010                              425,000             382,839
   5.75% due 06/01/2029                            1,235,000           1,280,384
   6.00% due 06/01/2008                              425,000             379,287
   6.00% due 06/01/2011                              475,000             441,152
   7.00% due 12/01/2006                              600,000             524,226
Province of Ontario
   5.00% due 03/08/2014                              250,000             221,565
   5.70% due 12/01/2008                              600,000             533,993
   6.25% due 06/16/2015                              700,000             426,880
                                                               -----------------
                                                                       5,591,846
COLOMBIA - 1.01%
Republic of Colombia
   10.75% due 01/15/2013                   $         100,000             124,250
   11.75% due 02/25/2020                             175,000             249,375
                                                               -----------------
                                                                         373,625
GERMANY - 0.88%
Federal Republic of Germany
   5.00% due 07/04/2012                    EUR      250,000    $         325,561
IRELAND - 2.50%
Republic of Ireland
   4.60% due 04/18/2016                              475,000             615,321
   5.00% due 04/18/2013                              235,000             308,351
                                                               -----------------
                                                                         923,672
ITALY - 1.03%
Republic of Italy
   4.75% due 02/01/2013                              175,000             224,996
   6.75% due 02/01/2007                              125,000             156,207
                                                               -----------------
                                                                         381,203
MEXICO - 2.95%
Mexico Cetes, Series BI
   zero coupon due 07/06/2006              MXN    34,000,000             305,469
   8.00% due 12/17/2015                            5,500,000             488,233
   8.375% due 01/14/2011                   $         270,000             299,160
                                                               -----------------
                                                                       1,092,862
NEW ZEALAND - 0.09%
New Zealand Government Bond, Series 708
   6.00% due 07/15/2008                    NZD        55,000              33,857
NORWAY - 3.95%
Kingdom of Norway
   5.00% due 05/15/2015                    NOK     3,000,000             495,574
   6.00% due 05/16/2011                            2,750,000             462,175
   6.75% due 01/15/2007                            3,200,000             502,812
                                                               -----------------
                                                                       1,460,561
PANAMA - 0.57%
Republic of Panama
   7.25% due 03/15/2015                    $         200,000             212,000
PHILIPPINES - 0.58%
Republic of Philippines
   9.125% due 02/22/2010                   EUR       155,000             216,219
SPAIN - 2.92%
Kingdom of Spain
   4.20% due 07/30/2013                              500,000             625,038
   5.00% due 07/30/2012                              350,000             455,936
                                                               -----------------
                                                                       1,080,974
UNITED KINGDOM - 0.75%
United Kingdom Gilt
   4.50% due 03/07/2007                    GBP       160,000             278,490
VENEZUELA - 1.98%
Republic of Venezuela
   8.50% due 10/08/2014                    $         350,000             392,000
   11.00% due 03/05/2008                   EUR       250,000             340,926
                                                               -----------------
                                                                         732,926
                                                               -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,482,918)                                             $      13,642,609
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   ----------------
CORPORATE BONDS - 27.37%
AEROSPACE - 0.56%
DRS Technologies, Inc.
   7.625% due 02/01/2018                   $         200,000   $        206,000
AGRICULTURE - 0.46%
   Saskatchewan Wheat Pool, Inc.
   8.00% due 04/08/2013                    CAD       200,000            171,438
BANKING - 0.20%
European Investment Bank
   6.75% due 11/17/2008                    NZD        80,000             49,735
Landwirtschaftliche Rentenbank, Series
   EMTN
   6.50% due 09/17/2009                               40,000             24,608
                                                               ----------------
                                                                         74,343
BROADCASTING - 0.80%
Allbritton Communications Company
   7.75% due 12/15/2012                    $         100,000            100,500
CCO Holdings LLC/ CCO Holdings Capital
   Corp
   8.75% due 11/15/2013                              200,000            194,500
                                                               ----------------
                                                                        295,000
BUILDING MATERIALS & CONSTRUCTION - 0.87%
Votorantim Overseas IV
   7.75% due 06/24/2020                              300,000            321,750
CABLE AND TELEVISION - 2.60%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                              100,000             97,500
Rogers Cable, Inc.
   7.25% due 12/15/2011                    CAD       250,000            226,691
Shaw Communications, Inc.
   6.10% due 11/16/2012                              500,000            432,985
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                    $         200,000            204,000
                                                               ----------------
                                                                        961,176
CELLULAR COMMUNICATIONS - 1.65%
America Movil SA de CV
   9.00% due 01/15/2016                    MXN     3,300,000            304,597
Dobson Communications Corp.
   8.875% due 10/01/2013                   $         200,000            201,000
Nextel Communications, Inc.
   7.375% due 08/01/2015                             100,000            104,873
                                                               ----------------
                                                                        610,470
CONTAINERS & GLASS - 2.22%
BWAY Corp.
   10.00% due 10/15/2010                             400,000            422,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                              100,000            104,500
Stone Container Corp.
   8.375% due 07/01/2012                             300,000            295,500
                                                               ----------------
                                                                        822,000
DIVERSIFIED FINANCIAL SERVICES - 2.27%
General Electric Capital Corp.
   6.625% due 02/04/2010                   NZD       500,000            308,762
General Electric Capital Corp., Series
   EMTN
   8.75% due 10/05/2015                    MXN     2,500,000            218,070
   9.50% due 12/11/2014                            2,500,000            227,131
Toyota Motor Credit Corp.
   0.75% due 06/09/2008                    JPY    10,000,000   $         85,007
                                                               ----------------
                                                                        838,970
ENERGY - 1.35%
Pioneer Natural Resources Company
   7.20% due 01/15/2028                    $         500,000            500,359
FINANCIAL SERVICES - 2.40%
JSG Funding PLC
   7.75% due 04/01/2015                    EUR       300,000            360,499
   9.625% due 10/01/2012                   $         500,000            528,750
                                                               ----------------
                                                                        889,249
HEALTHCARE PRODUCTS - 0.11%
Pfizer Inc, Series INTL
   0.80% due 03/18/2008                    JPY     5,000,000             42,518
HOTELS & RESTAURANTS - 1.34%
CCM Merger, Inc.
   8.00% due 08/01/2013                    $         500,000            497,500
INDUSTRIAL MACHINERY - 0.28%
Manitowoc, Inc.
   7.125% due 11/01/2013                             100,000            102,000
INTERNATIONAL OIL - 1.47%
Ocean Rig Norway AS
   8.375% due 07/01/2013                             300,000            319,500
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                             200,000            225,000
                                                               ----------------
                                                                        544,500
LEISURE TIME - 4.33%
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                              400,000            395,000
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                             200,000            199,000
   7.125% due 08/15/2014                             300,000            302,250
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                              200,000            212,750
Penn National Gaming, Inc.
   6.75% due 03/01/2015                              100,000            100,000
Seneca Gaming Corp.
   7.25% due 05/01/2012                              300,000            303,000
Waterford Gaming, LLC
   8.625% due 09/15/2012                              84,000             88,935
                                                               ----------------
                                                                      1,600,935
MEDICAL-HOSPITALS - 0.81%
HealthSouth Corp.
   10.243% due 02/02/2007 (f)                        300,000            300,000
METAL & METAL PRODUCTS - 1.30%
   Novelis, Inc.
   7.25% due 02/15/2015                              500,000            480,000
MINING - 0.54%
Drummond Company, Inc.
   7.375% due 02/15/2016                             200,000            200,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
SANITARY SERVICES - 0.28%
Waste Services, Inc.
   9.50% due 04/15/2014                    $         100,000   $         103,125
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.98%
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                             370,000             364,450
TELEPHONE - 0.55%
Cincinnati Bell, Inc.
   8.375% due 01/15/2014                             200,000             203,250
                                           -----------------   -----------------
TOTAL CORPORATE BONDS (Cost $10,198,708)                       $      10,129,533
                                                               -----------------
SUPRANATIONAL OBLIGATIONS - 0.06%
SUPRANATIONAL - 0.06%
International Bank for Reconstruction &
   Development, Series EMTN
   5.24% due 08/28/2007                    NZD        40,000              24,057
                                           -----------------   -----------------
TOTAL SUPRANATIONAL
OBLIGATIONS
(Cost $26,569)                                                 $          24,057
                                                               -----------------
SHORT TERM INVESTMENTS - 18.37%
Federal Home Loan Bank Discount Notes
   zero coupon due 04/03/2006              $       6,800,000   $       6,798,251
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,798,251)                                           $       6,798,251
                                                               -----------------
TOTAL INVESTMENTS (STRATEGIC INCOME
   TRUST) (COST $36,510,570) - 98.75%                          $      36,551,665
OTHER ASSETS IN EXCESS OF LIABILITIES -
   1.25%                                                                 461,961
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      37,013,626
                                                               =================

STRATEGIC OPPORTUNITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.85%
ADVERTISING - 0.77%
Monster Worldwide, Inc. *                             73,500   $       3,664,710
AEROSPACE - 0.61%
Rockwell Collins, Inc.                                51,000           2,873,850
AGRICULTURE - 0.37%
Monsanto Company                                      20,500           1,737,375
AIR TRAVEL - 1.01%
Ryanair Holdings PLC, SADR * (a)                      87,800           4,802,660
APPAREL & TEXTILES - 0.93%
Carter's, Inc. * (a)                                  29,400           1,984,206
Polo Ralph Lauren Corp., Class A                      40,200           2,436,522
                                                               -----------------
                                                                       4,420,728
BANKING - 2.42%
Canadian Western Bank                                 58,900           2,063,469
East West Bancorp, Inc. (a)                           59,800           2,305,290
PrivateBancorp, Inc. (a)                              76,952   $       3,192,739
Signature Bank *                                      20,600             671,354
Wells Fargo Company                                   50,700           3,238,209
                                                               -----------------
                                                                      11,471,061
BIOTECHNOLOGY - 2.88%
Biogen Idec, Inc. *                                  134,892           6,353,413
Invitrogen Corp. *                                    50,260           3,524,734
Myogen, Inc. * (a)                                    87,372           3,165,488
Serologicals Corp. * (a)                              24,400             596,824
                                                               -----------------
                                                                      13,640,459
BUSINESS SERVICES - 5.91%
Bright Horizons Family Solutions,
   Inc. * (a)                                          9,400             364,062
FactSet Research Systems, Inc.                        10,900             483,415
First Data Corp.                                     147,000           6,882,540
Fluor Corp.                                           30,600           2,625,480
Informatica Corp. * (a)                               32,300             502,265
Jacobs Engineering Group, Inc. *                      63,800           5,534,012
Navigant Consulting Company * (a)                    134,800           2,877,980
Paychex, Inc.                                         61,700           2,570,422
Sotheby's Holdings, Inc., Class A * (a)              208,900           6,066,456
Traffic.com, Inc. * (a)                                8,400              70,140
                                                               -----------------
                                                                      27,976,772
CELLULAR COMMUNICATIONS - 1.56%
America Movil S.A. de C.V., Series L                 147,100           5,039,646
American Tower Corp., Class A *                       52,100           1,579,672
NII Holdings, Inc. *                                  13,300             784,301
                                                               -----------------
                                                                       7,403,619
CHEMICALS - 0.82%
Praxair, Inc.                                         70,200           3,871,530
COAL - 1.47%
Arch Coal, Inc. (a)                                   71,300           5,414,522
Peabody Energy Corp.                                  30,600           1,542,546
                                                               -----------------
                                                                       6,957,068
COMPUTERS & BUSINESS EQUIPMENT - 2.21%
Intermec, Inc. * (a)                                  92,300           2,816,073
Rackable Systems, Inc. * (a)                          12,400             655,340
Research In Motion, Ltd. *                            12,200           1,035,536
Seagate Technology, Inc. * (a)                       226,263           5,957,505
                                                               -----------------
                                                                      10,464,454
CONSTRUCTION & MINING EQUIPMENT - 0.10%
A.S.V., Inc. * (a)                                    15,500             499,410
COSMETICS & TOILETRIES - 3.02%
Avon Products, Inc.                                  192,600           6,003,342
Colgate-Palmolive Company                            145,100           8,285,210
                                                               -----------------
                                                                      14,288,552
CRUDE PETROLEUM & NATURAL GAS - 0.85%
Chesapeake Energy Corp. (a)                           60,600           1,903,446
EOG Resources, Inc.                                    6,800             489,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CRUDE PETROLEUM & NATURAL GAS
(CONTINUED)
Quicksilver Resources, Inc. * (a)                     42,200   $       1,631,452
                                                               -----------------
                                                                       4,024,498
DOMESTIC OIL - 0.32%
Range Resources Corp. (a)                             56,400           1,540,284
DRUGS & HEALTH CARE - 0.90%
Mentor Corp. (a)                                      19,200             869,952
Wyeth                                                 69,700           3,381,844
                                                               -----------------
                                                                       4,251,796
EDUCATIONAL SERVICES - 0.42%
Universal Technical Institute,
   Inc. * (a)                                         66,200           1,992,620
ELECTRICAL EQUIPMENT - 1.48%
Sirf Technology Holdings, Inc. * (a)                  65,049           2,303,385
Wesco International, Inc. *                           68,918           4,687,113
                                                               -----------------
                                                                       6,990,498
ELECTRONICS - 1.55%
Agilent Technologies, Inc. *                          81,800           3,071,590
Garmin, Ltd. (a)                                      53,800           4,273,334
                                                               -----------------
                                                                       7,344,924
ENERGY - 0.25%
Q-Cells AG *                                          12,600           1,179,158
FINANCIAL SERVICES - 2.56%
Capitalsource, Inc. (a)                              205,313           5,108,177
E*TRADE Financial Corp. *                            141,300           3,812,274
Merrill Lynch & Company, Inc.                         13,300           1,047,508
National Financial Partners Corp.                     16,400             926,928
SLM Corp.                                              8,300             431,102
TD Ameritrade Holding Corp. *                         38,851             810,821
                                                               -----------------
                                                                      12,136,810
FOOD & BEVERAGES - 1.18%
Domino's Pizza, Inc.                                  62,800           1,792,940
Ruth's Chris Steak House, Inc. * (a)                 158,542           3,774,885
                                                               -----------------
                                                                       5,567,825
GAS & PIPELINE UTILITIES - 1.49%
Ultra Petroleum Corp. *                              113,000           7,041,030

HEALTHCARE PRODUCTS - 7.35%
Alcon, Inc.                                            7,500             781,950
Arthrocare Corp. * (a)                                31,238           1,493,801
Baxter International, Inc.                            67,200           2,608,032
Becton, Dickinson & Company                           33,900           2,087,562
DENTSPLY International, Inc.                          41,200           2,395,780
Fisher Scientific International, Inc. *               21,200           1,442,660
Henry Schein, Inc. *                                 175,100           8,380,286
Johnson & Johnson                                     96,400           5,708,808
Nobel Biocare Holding AG, Series BR                   10,107           2,251,992
ResMed, Inc. * (a)                                    39,300           1,728,414
Respironics, Inc. *                                   60,500           2,354,055
SonoSite, Inc. * (a)                                  13,207             536,732
St. Jude Medical, Inc. *                              64,200           2,632,200
Sybron Dental Specialties, Inc. *                     10,500   $         433,020
                                                               -----------------
                                                                      34,835,292
HEALTHCARE SERVICES - 2.86%
American Retirement Corp. * (a)                       35,900             919,758
Covance, Inc. *                                        9,500             558,125
UnitedHealth Group, Inc.                             215,710          12,049,561
                                                               -----------------
                                                                      13,527,444
HOTELS & RESTAURANTS - 0.21%
Starwood Hotels & Resorts Worldwide,
   Inc.                                               14,800           1,002,404
INDUSTRIAL MACHINERY - 0.53%
Bucyrus International, Inc.                           35,430           1,707,372
Gardner Denver, Inc. * (a)                            12,000             782,400
                                                               -----------------
                                                                       2,489,772
INDUSTRIALS - 0.39%
Fastenal Company                                      39,300           1,860,462
INSURANCE - 10.44%
AFLAC, Inc.                                           13,400             604,742
Ambac Financial Group, Inc.                           36,900           2,937,240
American International Group, Inc.                   217,200          14,354,748
Aon Corp.                                            168,700           7,002,737
Aspen Insurance Holdings, Ltd. (a)                    35,000             863,100
Axis Capital Holdings, Ltd.                           63,600           1,901,640
Everest Re Group, Ltd.                                37,300           3,482,701
Markel Corp. *                                         2,900             979,272
Navigators Group, Inc. *                              21,574           1,070,070
PartnerRe, Ltd.                                       50,400           3,129,336
Platinum Underwriters Holdings, Ltd.                  30,400             884,640
Prudential Financial, Inc.                            63,300           4,798,773
RLI Corp. (a)                                         41,400           2,372,220
White Mountains Insurance Group, Ltd. (a)              1,800           1,070,100
Willis Group Holdings, Ltd.                           39,100           1,339,566
XL Capital, Ltd., Class A                             41,700           2,673,387
                                                               -----------------
                                                                      49,464,272
INTERNET CONTENT - 0.53%
Digitas, Inc. * (a)                                   16,400             236,160
RightNow Technologies, Inc. * (a)                     24,800             393,576
Yahoo!, Inc. *                                        59,000           1,903,340
                                                               -----------------
                                                                       2,533,076
INTERNET RETAIL - 0.79%
eBay, Inc. *                                          95,800           3,741,948
INTERNET SERVICE PROVIDER - 3.62%
Google, Inc., Class A *                               43,941          17,136,990
INTERNET SOFTWARE - 1.13%
VeriSign, Inc. *                                     223,314           5,357,303
LEISURE TIME - 1.00%
Carnival Corp.                                        98,200           4,651,734
Digital Music Group, Inc. * (a)                        7,500              70,282
                                                               -----------------
                                                                       4,722,016

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
MANUFACTURING - 1.55%
3M Company                                            56,900   $       4,306,761
Danaher Corp.                                         47,900           3,044,045
                                                               -----------------
                                                                       7,350,806
MEDICAL-HOSPITALS - 0.32%
Sunrise Senior Living, Inc. * (a)                     39,400           1,535,418
MINING - 2.58%
BHP Billiton, Ltd.                                   171,500           6,834,275
Cameco Corp.                                          16,300             586,834
Compass Minerals International, Inc. (a)                   0                   0
Joy Global, Inc.                                      80,225           4,795,048
                                                               -----------------
                                                                      12,216,157
OFFICE FURNISHINGS & SUPPLIES - 0.58%
Avery Dennison Corp.                                  46,969           2,746,747
PETROLEUM SERVICES - 3.75%
Halliburton Company                                   58,300           4,257,066
McDermott International, Inc. *                       18,400           1,001,880
Schlumberger, Ltd.                                    33,300           4,214,781
Smith International, Inc.                             69,600           2,711,616
Valero Energy Corp.                                   93,200           5,571,496
                                                               -----------------
                                                                      17,756,839
PHARMACEUTICALS - 2.99%
Allergan, Inc.                                        17,800           1,931,300
Altus Pharmaceuticals, Inc. * (a)                     79,300           1,739,049
Gilead Sciences, Inc. *                               18,800           1,169,736
Herbalife, Ltd. *                                    177,318           5,988,029
Novartis AG, ADR                                      41,800           2,317,392
Renovis, Inc. * (a)                                   24,600             524,472
Theravance, Inc. * (a)                                18,000             504,720
                                                               -----------------
                                                                      14,174,698
PUBLISHING - 0.59%
McGraw-Hill Companies, Inc.                            8,400             484,008
VistaPrint, Ltd. *                                    77,117           2,301,942
                                                               -----------------
                                                                       2,785,950
RETAIL TRADE - 5.09%
Best Buy Company, Inc.                                52,424           2,932,074
Circuit City Stores, Inc.                            242,500           5,936,400
Coldwater Creek, Inc. * (a)                           83,750           2,328,250
Guitar Center, Inc. * (a)                             24,900           1,187,730
MSC Industrial Direct Company, Inc.,
   Class A                                            41,400           2,236,428
Ritchie Brothers Auctioneers, Inc.                     6,900             341,550
Saks, Inc. *                                          60,000           1,158,000
Target Corp.                                          79,000           4,108,790
Walgreen Company                                      89,900           3,877,387
                                                               -----------------
                                                                      24,106,609
SANITARY SERVICES - 0.17%
Ecolab, Inc.                                          21,700             828,940

SEMICONDUCTORS - 3.48%
Actel Corp. * (a)                                      6,300             100,422
Applied Materials, Inc.                               73,500           1,286,985
ASML Holding NV *                                     65,100   $       1,326,087
Maxim Integrated Products, Inc.                       68,100           2,529,915
MEMC Electronic Materials, Inc. *                    234,800           8,668,816
Microchip Technology, Inc.                            45,700           1,658,910
Saifun Semiconductors Ltd. * (a)                      28,659             891,295
                                                               -----------------
                                                                      16,462,430
SOFTWARE - 8.64%
Blackbaud, Inc.                                       13,400             283,946
Citrix Systems, Inc. *                                13,100             496,490
Infosys Technologies, Ltd.                           149,946          10,024,480
Macrovision Corp. *                                  120,382           2,666,461
Microsoft Corp.                                      808,400          21,996,564
NAVTEQ Corp. *                                        77,700           3,935,505
Red Hat, Inc. * (a)                                   47,800           1,337,444
Verint Systems, Inc. * (a)                             5,740             203,024
                                                               -----------------
                                                                      40,943,914
STEEL - 2.23%
Carpenter Technology Corp. (a)                        44,900           4,243,948
Mittal Steel Company, NV (a)                         167,000           6,304,250
                                                               -----------------
                                                                      10,548,198
TELECOMMUNICATIONS EQUIPMENT & SERVICES
   - 2.11%
Commscope, Inc. *                                     44,600           1,273,330
Comverse Technology, Inc. *                          118,900           2,797,717
NICE Systems, Ltd. *                                  13,100             667,576
QUALCOMM, Inc.                                       103,600           5,243,196
                                                               -----------------
                                                                       9,981,819
TELEPHONE - 0.56%
Sprint Corp.                                         103,400           2,671,856

TRANSPORTATION - 0.16%
UTI Worldwide, Inc.                                   23,700             748,920

TRAVEL SERVICES - 0.72%
American Express Company                              64,890           3,409,969

TRUCKING & FREIGHT - 0.40%
Forward Air Corp. (a)                                 50,500           1,883,145
                                                               -----------------
TOTAL COMMON STOCKS (Cost $397,142,918)                        $     472,965,085
                                                               -----------------

SHORT TERM INVESTMENTS - 14.88%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      70,455,542   $      70,455,542
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $70,455,542)                                          $      70,455,542
                                                               -----------------
TOTAL INVESTMENTS
   (STRATEGIC OPPORTUNITIES TRUST)
   (COST $467,598,460) - 114.73%                               $     543,420,627
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (14.73)%                                                          (69,763,151)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     473,657,476
                                                               =================


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 100.85%
BANKING - 4.23%
Bank of America Corp.                                170,289   $       7,754,961
BROADCASTING - 2.51%
CBS Corp., Class B                                   192,341           4,612,337
BUILDING MATERIALS & CONSTRUCTION -
   3.37%
Masco Corp.                                          190,101           6,176,381
COMPUTERS & BUSINESS EQUIPMENT - 4.35%
Dell, Inc. *                                          62,500           1,860,000
Diebold, Inc.                                         17,440             716,784
Sun Microsystems, Inc. *                           1,051,742           5,395,436
                                                               -----------------
                                                                       7,972,220
CONTAINERS & GLASS - 2.91%
Owens-Illinois, Inc. *                               307,041           5,333,302
COSMETICS & TOILETRIES - 1.86%
Alberto Culver Company, Class B                       21,300             942,099
Estee Lauder Companies, Inc.,
   Class A (a)                                        66,499           2,473,098
                                                               -----------------
                                                                       3,415,197
CRUDE PETROLEUM & NATURAL GAS - 4.08%
Apache Corp.                                          43,570           2,854,270
Devon Energy Corp.                                    75,716           4,631,548
                                                               -----------------
                                                                       7,485,818
DRUGS & HEALTH CARE - 4.47%
Wyeth                                                168,930           8,196,484
ELECTRICAL UTILITIES - 1.52%
Constellation Energy Group, Inc.                      16,300             891,773
FPL Group, Inc.                                       47,100           1,890,594
                                                               -----------------
                                                                       2,782,367
FINANCIAL SERVICES - 13.91%
JPMorgan Chase & Company                             217,544           9,058,532
Mellon Financial Corp.                               193,923           6,903,659
Merrill Lynch & Company, Inc.                         51,218           4,033,930
PNC Financial Services Group, Inc.                    82,136           5,528,574
                                                               -----------------
                                                                      25,524,695
INDUSTRIAL MACHINERY - 0.57%
Pall Corp.                                            33,330           1,039,563
INSURANCE - 5.05%
Allstate Corp.                                        83,985           4,376,458
Conseco, Inc. *                                      196,929           4,887,778
                                                               -----------------
                                                                       9,264,236
INTERNATIONAL OIL - 2.49%
Noble Corp.                                           56,425           4,576,068
INTERNET SOFTWARE - 5.25%
Symantec Corp. *                                     572,346           9,632,583
LEISURE TIME - 0.68%
International Game Technology, Inc.                   35,448           1,248,479
LIQUOR - 0.59%
Molson Coors Brewing Company, Class B
   (a)                                                15,647           1,073,697
MANUFACTURING - 3.61%
Tyco International, Ltd.                             246,627           6,629,334
MEDICAL-HOSPITALS - 2.11%
Tenet Healthcare Corp. *                             525,778   $       3,880,242
NEWSPAPERS - 1.47%
Knight-Ridder, Inc.                                   23,095           1,459,835
The New York Times Company, Class A (a)               48,670           1,231,838
                                                               -----------------
                                                                       2,691,673
OFFICE FURNISHINGS & SUPPLIES - 1.94%
OfficeMax, Inc. (a)                                  118,035           3,561,116
PAPER - 1.46%
Bowater, Inc. (a)                                     90,635           2,680,983
PETROLEUM SERVICES - 2.17%
GlobalSantaFe Corp.                                   65,526           3,980,704
PHARMACEUTICALS - 4.41%
Merck & Company, Inc.                                229,543           8,086,800
RETAIL TRADE - 5.44%
Family Dollar Stores, Inc.                            65,337           1,737,964
Gap, Inc.                                            275,372           5,143,949
Wal-Mart Stores, Inc.                                 65,450           3,091,858
                                                               -----------------
                                                                       9,973,771
SOFTWARE - 4.45%
Compuware Corp. *                                    477,785           3,741,056
Oracle Corp. *                                       323,169           4,424,184
                                                               -----------------
                                                                       8,165,240
TELECOMMUNICATIONS EQUIPMENT & SERVICES
   - 4.34%
Nortel Networks Corp. * (a)                        2,612,491           7,968,098
TELEPHONE - 9.88%
Sprint Corp.                                         331,108           8,555,831
Verizon Communications, Inc.                         281,010           9,571,200
                                                               -----------------
                                                                      18,127,031
TOYS, AMUSEMENTS & SPORTING GOODS -
   1.73%
Mattel, Inc.                                         174,944           3,171,735
                                                               -----------------
TOTAL COMMON STOCKS (Cost $172,950,045)                        $     185,005,115
                                                               -----------------
SHORT TERM INVESTMENTS - 8.61%
Citigroup Funding, Inc.
   zero coupon due 04/03/2006              $       3,185,000   $       3,184,145
State Street Navigator Securities
   Lending Prime Portfolio (c)                    12,610,676          12,610,676
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $15,794,821)                                          $      15,794,821
                                                               -----------------
TOTAL INVESTMENTS
   (STRATEGIC VALUE TRUST)
   (COST $188,744,866) - 109.46%                               $     200,799,936
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.46)%                                                           (17,352,643)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     183,447,293
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
PREFERRED STOCKS - 0.63%
BANKING - 0.63%
DG Funding Trust *                                       981   $      10,383,272
                                                               -----------------
TOTAL PREFERRED STOCKS
   (Cost $10,336,921)                                          $      10,383,272
                                                               -----------------
U.S. TREASURY OBLIGATIONS - 1.22%
TREASURY INFLATION PROTECTED SECURITIES
   (D) - 1.22%
   2.00% due 01/15/2026 (a)***             $       8,789,968           8,329,866
   2.375% due 01/15/2025 (a)***                   10,517,500          10,569,677
   3.625% due 04/15/2028 (a)***                      858,018           1,054,692
                                                               -----------------
                                                                      19,954,235
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $20,981,964)                                          $      19,954,235
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   43.22%
FEDERAL HOME LOAN BANK - 0.07%
   zero coupon due 02/05/2007 ***                  1,200,000           1,141,500
FEDERAL HOME LOAN MORTGAGE CORP. - 0.69%
   3.952% due 06/01/2034 ***                       1,138,575           1,102,489
   5.00% due 05/01/2018 to
      03/15/2035 ***                               5,524,773           5,265,546
   5.714% due 01/01/2029 (b)***                      716,249             730,754
   6.00% due 03/01/2016 to
      08/15/2032 ***                               1,789,568           1,793,743
   6.50% due 09/15/2031 ***                        1,331,503           1,355,856
   7.50% due 08/15/2030 ***                        1,087,211           1,094,809
                                                               -----------------
                                                                      11,343,197
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   41.34%
   4.50% due 07/01/2018 to
      06/01/2020 ***                               2,634,532           2,521,107
   4.63% due 05/01/2036 (b)***                     6,493,607           6,524,758
   4.673% due 09/01/2035 (b)***                   12,763,133          12,672,754
   4.8104% due 09/22/2006 (a)(b)***                6,400,000           6,398,854
   5.00% due 11/01/2017 to
      09/01/2035 ***                              98,086,491          95,440,158
   5.00% due 05/01/2018 ****                         133,730             130,641
   5.00% TBA **                                  146,000,000         138,916,250
   5.018% due 10/01/2040 (b)***                      994,722           1,004,930
   5.50% due 11/01/2016 to
      12/01/2035 ***                             352,977,442         345,039,662
   5.50% TBA **                                   52,300,000          50,960,889
   5.906% due 07/01/2009 (b)***                      665,987             667,268
   6.00% due 03/01/2016 to
      04/01/2028 ***                               1,247,135           1,264,479
   6.00% TBA **                                   10,000,000           9,996,880
   6.50% due 03/01/2033 to
      10/01/2033 ***                                 549,258             560,947
   5.50% due 02/01/2035 to
      07/01/2035 ***                               4,326,049           4,223,964
                                                               -----------------
                                                                     676,323,541
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   - 0.45%
   3.75% due 01/20/2032 to
      02/20/2032 (b)***                            2,963,574           2,950,308
   4.375% due 05/20/2023 to
      05/20/2030 (b)***                            1,841,513           1,847,290
   4.75% due 09/20/2021 (b)***                       149,819             150,569
   5.00% due 12/20/2034 to
      03/20/2035 ***                               1,154,543             983,654
5.125% due 10/20/2029 to
   11/20/2029 (b)***                       $       1,466,579   $       1,479,314
                                                               -----------------
                                                                       7,411,135
SMALL BUSINESS ADMINISTRATION - 0.67%
   7.449% due 08/01/2010 ***                         170,207             178,831
   6.344% due 08/01/2011 ***                       2,621,599           2,688,877
   5.13% due 09/01/2023 ***                          338,660             331,820
   5.52% due 06/01/2024 ***                        6,435,470           6,439,641
   4.88% due 11/01/2024 ***                          193,167             185,701
   4.504% due 02/01/2014 ***                       1,115,088           1,062,506
                                                               -----------------
                                                                      10,887,376
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $722,132,039)                                         $     707,106,749
                                                               -----------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.33%
BRAZIL - 0.35%
Federative Republic of Brazil, Series L
   5.1875% due 04/15/2006 (b)***                     438,000             433,620
   5.25% due 04/15/2012 (b)***                        76,472              76,434
   5.25% due 04/15/2009 (b)***                       432,390             431,438
   5.25% due 04/15/2012 (b)***                       305,888             305,735
   5.25% due 04/15/2009 (b)***                        82,360              82,179
   10.50% due 07/14/2014 (a)***                      500,000             622,500
   10.71% due 06/29/2009 (b)***                    3,200,000           3,712,000
                                                               -----------------
                                                                       5,663,906
FRANCE - 0.86%
Government of France
   zero coupon due 06/29/2006 ***          EUR    11,710,000          14,125,473
GERMANY - 0.22%
Federal Republic of Germany
   zero coupon due 09/13/2006 ***                  3,060,000           3,668,357
MEXICO - 0.03%
Government of Mexico
   5.28% due 01/13/2009 (a)(b)***          $         500,000             505,500
PANAMA - 0.28%
Republic of Panama
   8.875% due 09/30/2027 ***                       2,200,000           2,673,000
   9.375% due 07/23/2012 ***                       1,400,000           1,624,000
   9.625% due 02/08/2011 ***                         210,000             242,025
                                                               -----------------
                                                                       4,539,025
PERU - 0.25%
Republic of Peru
   9.125% due 02/21/2012                           3,600,000           4,068,000
POLAND - 0.03%
Republic of Poland, Series RSTA
   zero coupon, Step up to 4.75% on
   04/27/2006 due 10/27/2024 (b)***                  500,000             461,650
RUSSIA - 0.28%
Russian Federation
   5.00% due 03/31/2030 ***                        4,200,000           4,608,240

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
SOUTH AFRICA - 0.03%
Republic of South Africa
   9.125% due 05/19/2009 ***               $         500,000   $         548,750
                                           -----------------   -----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $36,359,344)                                             $      38,188,901
                                                               -----------------
CORPORATE BONDS - 6.44%
AIR TRAVEL - 0.02%
American Airlines, Series 2001-2, Class
   A-1
   6.978% due 04/01/2011 ***                         250,340             256,860
AUTOMOBILES - 0.33%
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008 (a)***                     2,600,000           2,563,566
DaimlerChrysler North America Holding
   Corp.
   5.38% due 05/24/2006 (b)***                     2,900,000           2,900,757
                                                               -----------------
                                                                       5,464,323
BANKING - 0.86%
China Development Bank
   5.00% due 10/15/2015 ***                          500,000             474,461
Export-Import Bank of China.
   4.875% due 07/21/2015 ***                         500,000             470,444
HSBC Bank USA
   5.00% due 09/21/2007 (b)***                     7,900,000           7,913,675
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                       700,000             679,230
Royal Bank of Scotland Group PLC, Series
   144A
   4.93% due 12/21/2007 (b)***                     4,100,000           4,100,476
USB Capital IX
   6.189% due 03/29/2049 (a)(b)***                   500,000             495,592
                                                               -----------------
                                                                      14,133,878
CELLULAR COMMUNICATIONS - 0.01%
AT&T Broadband Corp.
   8.375% due 03/15/2013 (a)***                      200,000             224,930
ELECTRICAL UTILITIES - 0.17%
Dominion Resources, Inc.
   5.70% due 09/17/2012 (a)***                       150,000             148,626
PSEG Power LLC
   6.95% due 06/01/2012 (a)***                       100,000             105,967
Southern California Edison Company
   4.7675% due 02/02/2009 (b)***                   2,600,000           2,599,745
                                                               -----------------
                                                                       2,854,338
FINANCIAL SERVICES - 2.98%
American General Finance Corp., Series
   MTN
   4.98% due 03/23/2007 (b)***                     1,000,000           1,000,391
Atlantic & Western Re, Ltd., Series A
   10.5194% due 01/09/2007 (b)***                    300,000             300,000
CIT Group, Inc.
   7.75% due 04/02/2012 (a)***                       200,000             220,449
Citigroup, Inc.
   5.00% due 12/26/2008 (b)***                     4,500,000           4,499,455
Deutsche Telekom International Finance
   BV
   5.875 due 07/11/2006 ***                EUR       400,000             489,083
Ford Motor Credit Company
   5.70% due 11/16/2006 (b)***             $       6,300,000           6,281,157
General Electric Capital Corp., Series
   MTN
   4.59% due 01/03/2008 (a)(b)***          $       7,800,000   $       7,809,929
   4.75% due 01/08/2016 (b)***                     1,600,000           1,600,920
General Motors Acceptance Corp.
   6.125% due 02/01/2007 (a)***                      100,000              98,456
Goldman Sachs Group, Inc., Series B MTN
   4.9438% due 07/23/2009 (a)(b)***                7,700,000           7,738,232
HBOS PLC
   5.92% due 09/29/2049 (b)***                       700,000             675,831
JSG Packaging, Ltd., Term C
   5.595% due 11/29/2014 (f)               EUR     1,000,000           1,213,800
Lehman Brothers Holdings, Inc., Series
   MTN
   4.7038% due 10/22/2008 (b)***           $       6,100,000           6,103,947
Morgan Stanley Warehouse Facility
   3.33% due 09/29/2006                            3,900,000           3,900,000
Morgan Stanley, Series GMTN

   4.83% due 02/09/2009 (b)***                     4,100,000           4,103,305
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (a)(b)***                   700,000             688,826
Phoenix Quake Wind, Ltd.
   6.98% due 07/03/2008 (b)                          800,000             809,704
Phoenix Quake, Ltd.
   6.98% due 07/03/2008 (b)                          800,000             811,856
Vita Capital, Ltd., 2003-1
   5.88% due 01/01/2007 (b)***                       400,000             399,864
                                                               -----------------
                                                                      48,745,205
FOOD & BEVERAGES - 0.01%
Kraft Foods, Inc.
   6.25% due 06/01/2012 (a)***                       100,000             103,013
FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   6.125% due 03/15/2007 ***                          13,000              13,058
GAS & PIPELINE UTILITIES - 0.68%
El Paso Corp.
7.75% due 01/15/2032 (a)***                        7,900,000           7,959,250
Williams Companies, Inc.
   6.375% due 10/01/2010 ***                       3,200,000           3,168,000
                                                               -----------------
                                                                      11,127,250
INSURANCE - 0.48%
American International Group, Inc.
   5.05% due 10/01/2015 (a)***                       700,000             667,466
Residential Reinsurance, Ltd., Series
   2003
   9.77% due 06/08/2006 (b)                        7,300,000           7,151,080
                                                               -----------------
                                                                       7,818,546
INTERNATIONAL OIL - 0.22%
Pemex Project Funding Master Trust
   5.75% due 12/15/2015 (a)***                     1,300,000           1,244,750
   7.375% due 12/15/2014 (a)***                      600,000             640,500
   8.625% due 02/01/2022 ***                         300,000             354,000
Ras Laffan LNG III
   5.838% due 09/30/2027 ***                       1,500,000           1,430,010
                                                               -----------------
                                                                       3,669,260

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
LEISURE TIME - 0.01%
MGM Mirage, Inc.
   6.00% due 10/01/2009 (a)***             $         200,000   $         197,000
PETROLEUM SERVICES - 0.04%
Petroleum Export, Ltd.
   5.265% due 06/15/2011 ***                         589,826             576,313
SOFTWARE - 0.24%
Oracle Corp and Ozark Holding, Inc.
   4.81% due 01/13/2009 (b)***                     3,900,000           3,901,073
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.03%
France Telecom SA
   8.00% due 03/01/2011 ***                          200,000             218,422
Verizon Global Funding Corp.
   7.25% due 12/01/2010 (a)***                       200,000             212,365
                                                               -----------------
                                                                         430,787
TELEPHONE - 0.36%
AT&T Corp.
   9.05%, Step down to 7.30% on
   05/15/2006 due 11/15/2011 (b)***                1,538,000           1,662,592
France Telecom SA, Series REGS
   6.75% due 03/14/2008 ***                EUR       200,000             256,587
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 ***                $         113,000             114,554
Qwest Corp.
   7.625% due 06/15/2015 (a)***                    3,100,000           3,317,000
Sprint Capital Corp.
   6.125% due 11/15/2008 ***                         500,000             508,866
                                                               -----------------
                                                                       5,859,599
                                                               -----------------
TOTAL CORPORATE BONDS
   (Cost $105,350,684)                                         $     105,375,433
                                                               -----------------
MUNICIPAL BONDS - 1.50%
CALIFORNIA - 0.46%
Golden State Tobacco Securitization
   Corp., California, Series 2003-A-1
   6.25% due 06/01/2033 ***                        3,100,000           3,350,108
   6.75% due 06/01/2039 ***                        3,635,000           4,087,957
                                                               -----------------
                                                                       7,438,065
GEORGIA - 0.01%
De Kalb County Georgia Water
& Sewage Revenue , Series A
   5.00% due 10/01/2035 ***                          200,000             206,554
ILLINOIS - 0.30%
Chicago Illinois Residuals, Series 1026
   6.68% due 01/01/2035 (b)***                     4,700,000           4,960,380
IOWA - 0.03%
Tobacco Settlement Authority of Iowa,
   Series A
   6.50% due 06/01/2023 ***                          500,000             501,325
NEW YORK - 0.34%
Liberty New York Development Corp.,
   Revenue Bond
   5.25% due 10/01/2035 ***                          600,000             659,520
New York City Municipal Water Finance
   Authority
   4.75% due 06/15/2033                            3,340,000           3,419,793
New York New York Residuals, Series 1027
   6.59% due 03/01/2030 (b)***             $         450,000   $         474,597
New York State Environmental Facilities
   Corp., Residuals, Series 658
   6.89% due 06/15/2023 (b)***                       850,000             936,037
                                                               -----------------
                                                                       5,489,947
RHODE ISLAND - 0.03%
Tobacco Settlement Financing Corp.
   6.25% due 06/01/2042 ***                          500,000             520,805
SOUTH CAROLINA - 0.01%
Tobacco Settlement Revenue Management
   Authority
   6.375% due 05/15/2028 ***                         200,000             215,058
TEXAS - 0.11%
County of Harris, Texas
   5.00% due 08/15/2033 ***                          100,000             103,376
Texas State General Obligation
   1.00% due 04/01/2035 ***                        1,100,000           1,106,380
University of Texas Permanent University
   Fund
   4.75% due 07/01/2030 ***                          500,000             505,060
                                                               -----------------
                                                                       1,714,816
WISCONSIN - 0.21%
Badger Tobacco Asset Securitization
   Corp.
   6.00% due 06/01/2017 ***                        2,900,000           3,067,794
   6.375% due 06/01/2032 ***                         200,000             214,588
Wisconsin State Clean Water Revenue
   5.10% due 06/01/2021 ***                          110,000             115,436
   5.10% due 06/01/2022 ***                           25,000              26,264
                                                               -----------------
                                                                       3,424,082
                                                               -----------------
TOTAL MUNICIPAL BONDS (Cost $22,960,677)                       $      24,471,032
                                                               -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.82%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 4A
   4.39% due 02/25/2045 ***                        2,521,987           2,456,191
Bank of America Funding Corp.,
   Series 2005-D, Class A1
   4.1152% due 05/25/2035 (b)***                   3,354,907           3,252,911
Bank of America Funding Corp.,
   Series 2004-A, Class 1A3
   5.0135% due 09/20/2034 (b)***                   1,212,051           1,166,229
Bank of America Mortgage Securities,
   Inc.,
   Series 2002-K, Class 2A1
   5.4463% due 10/20/2032 (b)***                     379,779             379,237
Bank of America Mortgage Securities,
   Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                          520,192             517,306
Bank of America Mortgage Securities,
   Inc.,
   Series 2004-2, Class 5A1
   6.50% due 10/25/2031 ***                          104,150             104,943
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2005-4, Class 2A1
   5.4149% due 05/25/2035 (b)***                   5,980,910           5,949,916

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2004-3, Class 1A2
   3.8379% due 07/25/2034 (b)***           $         543,446   $         540,443
Bear Stearns Adjustable Rate Mortgage
  Trust,
   Series 2002-11, Class 1A2
   5.346% due 02/25/2033 (b)***                    1,232,129           1,227,402
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2003-8, Class 2A1
   4.8154% due 01/25/2034 (b)***                   3,170,335           3,122,426
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2004-6, Class 1A1
   4.5647% due 09/25/2034 (b)***                     834,961             826,845
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2004-7, Class 1A1
   4.9155% due 10/25/2034 (b)***                     805,649             801,941
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 2004-9, Class 2A1
   5.355% due 09/25/2034 (b)***                      320,637             318,459
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                        1,175,591           1,159,251
Countrywide Alternative Loan Trust,
   Series 2003-J3, Class 2A1
   6.25% due 12/25/2033 ***                          214,043             213,112
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-R4,
   Class 1A3
   6.00% due 11/25/2026 ***                        2,000,000           1,987,553
Countrywide Home Loans, Series 2003-R4,
   Class 2A
   6.50% due 01/25/2034 ***                          387,276             391,222
Countrywide Home Loans, Series 2004-12,
   Class 11A2
   4.2365% due 08/25/2034 (b)***                     502,839             505,375
Countrywide Home Loans,
   Series 2005-3, Class 1A2
   5.1081% due 04/25/2035 (b)***                   1,233,726           1,236,410
Countrywide Home Loans,
   Series 2005-HYB9, Class 3A2A
   5.25% due 02/20/2036 ***                        1,249,376           1,236,060
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2004-AR8,
   Class 2A1
   4.6264% due 09/25/2034 (b)***                     662,455             648,718
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P3A,
   Class A1
   5.3681% due 08/25/2033 (b)***                   1,595,242           1,600,147
Federal Home Loan Mortgage Corp., Series
   2204, Class Z
   7.50% due 12/20/2029 ***                        1,772,194           1,835,640
Federal Home Loan Mortgage Corp., Series
   2503, Class PZ
   6.00% due 09/15/2032 ***                        1,717,657           1,684,391
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   4.818% due 02/25/2045 (b)                         887,385             890,493
Federal National Mortgage Association,
   Series 2002-56, Class ZQ
   6.00% due 09/25/2032 ***                       12,391,979          12,180,134
Federal National Mortgage Association,
   Series 2003-116, Class FA
   5.2181% due 11/25/2033 (b)***           $         651,898   $         654,641
Federal National Mortgage Association,
   Series 2003-W1, Class 1A1
   6.50% due 12/25/2042 ***                          917,275             928,971
Federal National Mortgage Association,
   Series 2004-11, Class A
   4.9381% due 03/25/2034 (b)***                     156,246             156,358
Federal National Mortgage Association,
   Series 2004-T1, Class 1A1
   6.00% due 01/25/2044 ***                          482,823             483,327
Federal National Mortgage Association,
   Series 2004-W2, Class 1A3F
   5.1681% due 02/25/2044 (b)***                     482,349             480,863
Federal National Mortgage Association,
   Series 2005-14, Class KZ
   5.00% due 03/25/2035 ***                          105,554              86,330
Federal National Mortgage Association,
   Series 2005-9, Class ZA
   5.00% due 02/25/2035 ***                          529,970             434,703
Federal National Mortgage Association,
   Series 2005-T2, Class 1A1
   4.2846% due 11/28/2035 (b)***                     463,965             463,876
Federal National Mortgage Association,
   Series 2006-5, Class 3A2
   4.6847% due 05/25/2035 (b)***                     700,000             683,906
First Nationwide Trust, Series 2001-3,
   Class 1A1
   6.75% due 08/21/2031 ***                          124,039             123,992
GS Mortgage Securities Corp.,
   Series 2003-1, Class A2
   5.5181% due 01/25/2032 (b)***                      93,917              94,892
Harborview Mortgage Loan Trust, Series
   2005-2, Class 2A1A
   4.9963% due 05/19/2035 (b)***                     247,498             247,481
Indymac Arm Trust, Series 2001-H2, Class
   A2
   6.5858% due 01/25/2032 (b)***                      36,740              36,744
LB-UBS Commercial Mortgage Trust, Series
   2005-C7, Class A1
   4.99% due 11/15/2030 ***                        3,379,007           3,353,177
Mellon Residential Funding Corp.,
   Series 2000-TBC2, Class A1
   4.9888% due 06/15/2030 (b)***                   5,064,561           5,054,715
Nomura Asset Acceptance Corp., Series
   2004-R1, Class A2
   7.50% due 03/25/2034 ***                          494,488             508,184
Prime Mortgage Trust, Series 2004-CL1,
   Class 1A2
   5.2181% due 02/25/2034 (b)***                   1,165,951           1,169,044
Prime Mortgage Trust, Series 2004-CL1,
   Class 2A2
   5.2181% due 02/25/2019 (b)***                     279,094             279,457
Residential Funding Mortgage Securities
   I, Series 2004-S9, Class 1A23
   5.50% due 12/25/2034 ***                          300,000             276,706
Residential Funding Mortgage Securities
   I, Series 2004-S2, Class A1
   5.25% due 03/25/2034 ***                          291,191             280,579

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Structured Adjustable Rate Mortgage Loan
   Trust,
   Series 2004-8, Class 3A
   4.9833% due 07/25/2034 (b)***           $         426,749   $         420,659
Structured Asset Mortgage Investments,
   Inc.,
   Series 2005-AR2, Class 2A1
   5.0481% due 05/25/2045 (b)***                     159,604             159,385
Structured Asset Securities Corp.,
   Series 2001-21A, Class 1A1
   6.25% due 01/25/2032 (b)***                       179,363             178,850
Structured Asset Securities Corp.,
   Series 2002-1A, Class 4A
   6.0698% due 02/25/2032 (b)***                      70,780              70,521
Structured Asset Securities Corp.,
   Series 2003-NP3, Class A1
   5.8181% due 11/25/2033 (b)***                       4,621               4,622
Washington Mutual Mortgage Securities
   Corp.,
   Series 2002-AR2, Class A
   4.597% due 02/27/2034 (b)***                      202,516             198,723
Washington Mutual Mortgage Securities
   Corp.,
   Series 2002-AR9, Class 1A
   5.0176% due 08/25/2042 (b)***                   5,470,939           5,415,322
Washington Mutual Mortgage Securities
   Corp.,
   Series 2002-S5, Class 1A1
   5.1289% due 10/25/2032 (b)***                     606,460             602,721
Washington Mutual Mortgage Securities
   Corp.,
   Series 2003-AR1, Class 2A
   5.3884% due 02/25/2033 (b)***                   2,200,987           2,186,995
Washington Mutual Mortgage Securities
   Corp.,
   Series 2005-AR13, Class A1A1
   5.1081% due 10/25/2045 (b)***                   1,882,031           1,890,904
Washington Mutual Mortgage Securities
   Corp.,
   Series 2005-AR2, Class 2A1A
   5.1281% due 01/25/2045 (b)***                     133,895             134,447
Washington Mutual Mortgage Securities
   Corp.,
   Series 2005-AR6, Class 2A1A
   5.0481% due 04/25/2045 (b)***                     228,692             229,141
Washington Mutual, Inc., Series
   2002-AR6, Class A
   5.151% due 06/25/2042 (b)***                       80,863              81,280
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2006-AR2, Class 2A1
   4.95% due 03/25/2036 (b)***                     5,257,574           5,206,230
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $79,110,686)                              $      78,810,501
                                                               -----------------
ASSET BACKED SECURITIES - 0.94%
AAA Trust, Series 2005-2, Class A1
   4.9181% due 11/26/2035 (b)***                   1,829,557           1,831,763
Brazos Student Finance Corp.,
   Series 1998-A, Class A2
   4.93% due 06/01/2023 (b)***                       949,444             956,317
Carrington Mortgage Loan Trust,
   Series 2005-NC3, Class A1A
   4.8981% due 06/25/2035 (b)***                     691,504             691,526
EMC Mortgage Loan Trust, Series 2001-A
   Class A
   5.1881% due 05/25/2040 (b)***                   2,790,511           2,798,635
Fremont Home Loan Trust, Series
   2005-E, Class 2A1
   4.9081% due 01/25/2036 (b)***           $       3,137,594   $       3,137,582
Metris Master Trust, Series 2001-2,
   Class A
   5.0963% due 11/20/2009 (b)***                   2,500,000           2,500,881
Park Place Securities, Inc.,
   Series 2004-WWF1, Class A1A
   4.9881% due 02/25/2035 (b)***                   3,290,974           3,291,224
Quest Trust, Series 2004-X2, Class A1
   5.3781% due 06/25/2034 (b)***                      43,357              43,460
Residential Asset Mortgage Products,
   Inc.,
   Series 2004-RS9, Class AII1
   4.9781% due 09/25/2013 (b)***                      52,387              52,392
Wells Fargo Home Equity Trust, Series
   2004-2,
   Class AI1A
   4.9881% due 02/25/2018 (b)***                      36,636              36,640
                                                               -----------------
TOTAL ASSET BACKED SECURITIES
   (Cost $15,320,627)                                          $      15,340,420
                                                               -----------------
OPTIONS - 0.03%
CALL OPTIONS - 0.02%
Over The Counter European Style Call
   Expiration 10/12/2006 at $4.25 *               29,000,000               1,479
   Expiration 10/19/2006 at $4.25 *                9,000,000                 531
   Expiration 10/24/2006 at $4.25 *               16,000,000               1,040
   Expiration 06/02/2006 at $4.50 *                1,000,000                   3
   Expiration 04/04/2006 at $4.50 *               19,000,000                   0
   Expiration 10/04/2006 at $4.50 *               70,900,000              13,826
   Expiration 10/18/2006 at $4.50 *               55,000,000              13,200
   Expiration 08/07/2006 at $4.50 *               40,000,000               2,160
   Expiration 08/08/2006 at $4.75 *               21,000,000              17,955
   Expiration 12/22/2006 at $4.80 *               45,000,000              65,160
   Expiration 03/08/2007 at $5.00 *               47,000,000             156,040
   Expiration 03/08/2007 at $5.00 *               23,000,000              76,360
                                                               -----------------
                                                                         347,754
PUT OPTIONS - 0.01%
Chicago Mercantile Exchange American
   Purchase
   Put on Eurodollar
   Expiration 12/18/2006 at $92.00 *               2,962,500               7,406
   Expiration 09/18/2006 at $92.50 *               1,650,000               4,125
   Expiration 12/18/2006 at $92.50 *               2,182,500               5,456
   Expiration 09/18/2006 at $92.75 *                 125,000                 313
   Expiration 12/18/2006 at $92.75 *               3,200,000               8,000
   Expiration 06/19/2006 at $93.00 *                 125,000                 312
   Expiration 06/19/2006 at $93.25 *                 950,000               2,375
   Expiration 09/18/2006 at $93.25 *               1,450,000               3,625
   Expiration 06/19/2006 at $94.00 *               1,105,000               2,763
Over The Counter European Style Put
   Expiration 05/26/2006 at $115.00 *              7,400,000              61,257
                                                               -----------------
                                                                          95,632
                                                               -----------------
TOTAL OPTIONS (Cost $1,761,772)                                $         443,386
                                                               -----------------
SHORT TERM INVESTMENTS - 48.90%
Bank of Ireland
   4.605% due 05/09/2006 ***               $      43,800,000   $      43,587,095

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
Barclays U.S. Funding LLC
   4.46% due 04/11/2006 ***                $      43,500,000   $      43,446,108
   4.50% due 04/17/2006 ***                        4,800,000           4,790,400
BNP Paribas Finance, Inc.
   4.48% due 04/20/2006 ***                       43,800,000          43,696,437
Danske Corp.
   4.42% due 04/06/2006 ***                        2,800,000           2,798,281
   4.51% due 04/26/2006 ***                       43,900,000          43,762,508
   4.84% due 06/27/2006 ***                          600,000             592,982
Dexia Delaware LLC
   4.43% due 04/06/2006 ***                       28,300,000          28,282,588
Federal Home Loan Bank Discount Notes
   zero coupon due 04/03/2006 ***                 33,000,000          32,991,842
Federal Home Loan Mortgage Corp.
   Discount Notes
   zero coupon due 04/03/2006 ***                  5,100,000           5,098,682
Federal National Mortgage Association
   Discount Notes
   zero coupon due 04/03/2006 ***                 42,900,000          42,888,917
Fortis Funding LLC
   4.49% due 05/11/2006 ***                       11,200,000          11,144,124
   4.81% due 06/22/2006 ***                       30,000,000          29,671,317
Federal Republic of Germany
   zero coupon due 05/17/2006 ***          EUR    67,420,000          81,580,435
Government of France
   zero coupon due 07/06/2006 to
      07/20/2006                                  15,360,000          18,503,565
   zero coupon due 05/04/2006 ***                 22,500,000          27,250,450
Ixis Corp.
   4.47% due 05/02/2006 ***                $       9,300,000           9,264,203
   4.53% due 05/08/2006 ***                       16,200,000          16,124,576
   4.69% due 06/05/2006 ***                       23,000,000          22,805,235
Kingdom of Belgium
   zero coupon due 07/13/2006 ***          EUR     6,620,000           7,976,243
Rabobank USA Financial Corp.
   4.83% due 04/03/2006 ***                $      42,900,000          42,888,489
Sanpaola Imi US Financial Company
   4.675% due 05/24/2006 ***                      44,100,000          43,796,476
Skandinaviska Enskilda Banken AB
   4.445% due 04/10/2006 ***                      29,600,000          29,567,107
   4.855% due 06/29/2006 ***                      19,700,000          19,463,548
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                            42,695,618          42,695,618
Total SA
   4.76% due 04/05/2006 ***                       44,900,000          44,876,253
UBS Finance (Delaware) LLC
   4.47% due 05/09/2006 ***                       43,400,000          43,195,224
   4.48% due 04/20/2006 to 05/10/2006***           5,100,000           5,076,244
   4.67% due 05/23/2006 ***                          300,000             297,976
United States Treasury Bills
   zero coupon due 06/15/2006                        250,000             247,661
   zero coupon due 06/15/2006 *** ****             5,575,000           5,522,680
   4.51% due 06/01/2006 (a)*** ****                4,515,000           4,480,497
Westpac Trust Securities NZ, Ltd.
   4.44% due 04/10/2006 ***                        1,600,000           1,598,224
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $799,616,217)                                         $     799,961,985
                                                               -----------------
REPURCHASE AGREEMENTS - 0.45%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $7,287,094 on 04/03/2006,
   collateralized by $7,305,000
   U.S.Treasury Notes, 4.625% due
   05/15/2006 (valued at $7,430,785,
   including interest) (c)***              $       7,285,000   $       7,285,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,285,000)                                           $       7,285,000
                                                               -----------------
TOTAL INVESTMENTS (TOTAL RETURN TRUST)
   (COST $1,821,215,931) - 110.48%                             $   1,807,320,914
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.48)%                                                         (171,397,018)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,635,923,896
                                                               =================

TOTAL STOCK MARKET INDEX TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.98%
ADVERTISING - 0.29%
24/7 Real Media, Inc. * (a)                            1,543   $          16,140
aQuantive, Inc. * (a)                                  1,688              39,736
Clear Channel Outdoor Holdings, Inc. *                 8,218             192,712
Getty Images, Inc. * (a)                               1,525             114,192
Lamar Advertising Company *                            2,574             135,444
Marchex, Inc., Class B * (a)                           1,062              22,833
Monster Worldwide, Inc. *                              3,015             150,328
Omnicom Group, Inc.                                    4,373             364,052
The Interpublic Group of Companies,
   Inc. * (a)                                         10,631             101,632
ValueClick, Inc. * (a)                                 2,371              40,117
Ventiv Health, Inc. *                                    769              25,546
                                                               -----------------
                                                                       1,202,732
AEROSPACE - 1.63%
AAR Corp. *                                              988              28,138
Alliant Techsystems, Inc. *                              854              65,903
ARGON ST, Inc. * (a)                                     529              17,737
Armor Holdings, Inc. * (a)                               880              51,295
Aviall, Inc. *                                           894              34,044
BE Aerospace, Inc. *                                   1,588              39,891
Boeing Company                                        19,819           1,544,495
Curtiss Wright Corp. (a)                                 553              36,609
DRS Technologies, Inc.                                   964              52,895
Ducommun, Inc. *                                         465              10,323
EDO Corp. (a)                                            458              14,129
Esterline Technologies Corp. * (a)                       671              28,685
GenCorp, Inc. * (a)                                    1,537              31,585
General Dynamics Corp.                                 9,646             617,151
Goodrich Corp.                                         3,023             131,833
HEICO Corp., Class A                                     913              24,861
Herley Industries, Inc. * (a)                            514              10,732
Innovative Solutions & Support,
   Inc. * (a)                                            629               8,177

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AEROSPACE (CONTINUED)
Integral Systems, Inc. (a)                               446   $          12,038
K&F Industries Holdings, Inc. *                        1,011              16,783
Lockheed Martin Corp.                                 10,506             789,316
Moog, Inc., Class A *                                  1,033              36,661
MTC Technologies, Inc. * (a)                             476              13,323
Northrop Grumman Corp.                                 8,502             580,602
Orbital Sciences Corp., Class A * (a)                  1,612              25,502
Raytheon Company                                      10,798             494,980
Rockwell Collins, Inc.                                 4,140             233,289
Sequa Corp., Class A *                                   307              30,025
Teledyne Technologies, Inc. *                            899              32,004
Textron, Inc.                                          3,208             299,595
Triumph Group, Inc. *                                    462              20,448
United Technologies Corp.                             25,119           1,456,148
Woodward Governor Company                                960              31,920
                                                               -----------------
                                                                       6,821,117
AGRICULTURE - 0.36%
Alico, Inc. (a)                                          252              11,451
Archer-Daniels-Midland Company                        16,168             544,053
Bunge, Ltd. (a)                                        2,681             149,359
Delta & Pine Land Company                              1,140              34,382
Fresh Del Monte Produce, Inc. (a)                      1,418              29,991
Maui Land & Pineapple, Inc. * (a)                        339              12,797
Monsanto Company                                       6,602             559,520
Mosaic Company * (a)                                   9,406             134,976
Tejon Ranch Company * (a)                                444              21,698
                                                               -----------------
                                                                       1,498,227
AIR FREIGHT - 0.01%
ABX Air, Inc. * (a)                                    1,716              11,686
ExpressJet Holdings, Inc. *                            1,604              11,934
                                                               -----------------
                                                                          23,620
AIR TRAVEL - 0.19%
Airtran Holdings, Inc. * (a)                           2,373              42,975
Alaska Air Group, Inc. * (a)                             754              26,729
Continental Airlines, Inc., Class
   B * (a)                                             2,048              55,091
Frontier Airlines, Inc. * (a)                          1,172               9,024
JetBlue Airways Corp. * (a)                            4,045              43,363
Midwest Air Group, Inc. * (a)                          6,497              42,880
Republic Airways Holdings, Inc. *                      1,116              16,528
SkyWest, Inc.                                          1,511              44,227
Southwest Airlines Company                            19,651             353,522
UAL Corp. *                                            2,258              90,162
US Airways Group, Inc. * (a)                           1,646              65,840
                                                               -----------------
                                                                         790,341
ALUMINUM - 0.18%
Alcoa, Inc.                                           21,436             655,084
Aleris International Inc. * (a)                          833              40,043
Century Aluminum Company * (a)                           925              39,266
MAXXAM, Inc. *                                           384              12,480
                                                               -----------------
                                                                         746,873
AMUSEMENT & THEME PARKS - 0.00%
Great Wolf Resorts, Inc. * (a)                         1,040   $          12,054
APPAREL & TEXTILES - 0.61%
Bebe Stores, Inc. (a)                                  2,388              43,987
Brown Shoe, Inc. (a)                                     496              26,030
Carter's, Inc. *                                         697              47,041
Cherokee, Inc.                                           375              15,101
Cintas Corp.                                           4,050             172,611
Coach, Inc. *                                          9,412             325,467
Columbia Sportswear Company * (a)                        954              50,877
Deckers Outdoor Corp. *                                  435              17,635
dELiA*s, Inc. * (a)                                      987               9,219
G & K Services, Class A                                  540              22,972
Guess, Inc. * (a)                                      1,150              44,976
Hampshire Group Ltd. *                                   432               8,830
Hartmarx Corp. * (a)                                   1,249              11,129
Interface, Inc., Class A *                             1,819              25,120
Jones Apparel Group, Inc.                              2,898             102,502
Joseph A. Bank Clothiers, Inc. * (a)                     469              22,477
Kellwood Company (a)                                     779              24,453
K-Swiss, Inc., Class A (a)                               754              22,726
Liz Claiborne, Inc.                                    2,557             104,786
Maidenform Brands, Inc. * (a)                            681               7,498
Mohawk Industries, Inc. *                              1,566             126,407
Movado Group, Inc. (a)                                   817              18,856
NIKE, Inc., Class B                                    6,359             541,151
Oakley, Inc. (a)                                       1,920              32,678
Oxford Industries, Inc. (a)                              480              24,542
Perry Ellis International, Inc. * (a)                    432               9,776
Phillips-Van Heusen Corp.                                886              33,854
Polo Ralph Lauren Corp., Class A                       2,533             153,525
Quiksilver, Inc. *                                     3,098              42,938
Russell Corp. (a)                                      1,050              14,490
Skechers United States of America, Inc.,
   Class A * (a)                                       1,220              30,415
Stage Stores, Inc. (a)                                   708              21,063
Stride Rite Corp.                                      1,278              18,505
The Gymboree Corp. *                                     881              22,941
Timberland Company, Class A *                          1,693              57,951
True Religion Apparel, Inc. * (a)                        645              11,913
Under Armour, Inc. * (a)                                 984              31,882
Unifi, Inc. * (a)                                      2,485               8,300
VF Corp.                                               2,594             147,599
Volcom, Inc. * (a)                                       622              22,100
Warnaco Group, Inc. *                                  1,219              29,256
Weyco Group, Inc. (a)                                    553              12,442
Wolverine World Wide, Inc.                             1,497              33,129
                                                               -----------------
                                                                       2,551,150
AUTO PARTS - 0.32%
Accuride Corp. * (a)                                     950              10,925
Aftermarket Technology Corp. *                           668              15,103
American Axle & Manufacturing Holdings,
   Inc. (a)                                            1,412              24,188

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
AUTO PARTS (CONTINUED)
ArvinMeritor, Inc.                                     1,930   $          28,776
AutoZone, Inc. *                                       1,837             183,131
BorgWarner, Inc.                                       1,325              79,553
Commercial Vehicle Group, Inc. * (a)                     608              11,680
CSK Auto Corp. * (a)                                   1,352              18,752
Federal Signal Corp.                                   1,510              27,935
Gentex Corp. (a)                                       3,992              69,700
Genuine Parts Company                                  4,046             177,336
Johnson Controls, Inc.                                 4,648             352,923
Keystone Automotive Industries, Inc. *                   522              22,034
Lear Corp. (a)                                         1,789              31,719
LKQ Corp. * (a)                                        1,186              24,681
Modine Manufacturing Company                             969              28,585
Noble International, Ltd. (a)                            635              10,742
O'Reilly Automotive, Inc. *                            2,646              96,738
Pep Boys - Manny, Moe & Jack (a)                       1,682              25,415
Strattec Security Corp. *                                190               7,085
Superior Industries International,
   Inc. (a)                                              765              14,810
TRW Automotive Holdings Corp. *                        2,506              58,390
Visteon Corp. * (a)                                    3,565              16,399
                                                               -----------------
                                                                       1,336,600
AUTO SERVICES - 0.08%
ADESA, Inc.                                            2,330              62,304
AutoNation, Inc. *                                     6,256             134,817
Copart, Inc. *                                         2,311              63,437
Dollar Thrifty Automotive Group, Inc. *                  647              29,374
Lithia Motors, Inc., Class A (a)                         545              18,911
Midas, Inc. * (a)                                        532              11,635
                                                               -----------------
                                                                         320,478
AUTOMOBILES - 0.25%
Ford Motor Company (a)                                43,658             347,518
General Motors Corp. (a)                              14,084             299,567
Group 1 Automotive, Inc. (a)                             623              29,618
Monaco Coach Corp. (a)                                   903              12,100
Monro Muffler Brake, Inc. (a)                            430              15,970
PACCAR, Inc.                                           4,084             287,840
Tenneco, Inc. * (a)                                    1,212              26,288
United Auto Group, Inc.                                1,171              50,353
                                                               -----------------
                                                                       1,069,254
BANKING - 5.95%
1st Source Corp.                                         655              19,637
Abington Community Bancorp, Inc. (a)                     918              12,494
Alabama National BanCorp                                 402              27,497
Amcore Financial, Inc.                                   607              19,193
American National Bankshares, Inc. (a)                   522              12,262
Americanwest BanCorp *                                   550              14,558
Ameris Bancorp (a)                                       662              15,398
AmSouth Bancorp                                        7,991             216,157
Anchor BanCorp Wisconsin, Inc. (a)                       526              15,943
Arrow Financial Corp. (a)                                466              12,768
Associated Banc-Corp. (a)                              2,972             100,989
Astoria Financial Corp.                                2,501   $          77,431
Banc Corp. * (a)                                       1,104              13,082
BancFirst Corp.                                          368              16,045
BancorpSouth, Inc.                                     1,817              43,626
BancTrust Financial Group, Inc. (a)                      629              13,932
Bank Granite Corp. (a)                                   731              14,817
Bank Mutual Corp.                                      1,760              20,838
Bank of America Corp.                                114,707           5,223,757
Bank of Hawaii Corp.                                   1,082              57,681
Bank of New York Company, Inc.                        18,903             681,264
Bank of the Ozarks, Inc. (a)                             461              16,826
BankAtlantic Bancorp, Inc., Class A (a)                1,643              23,643
BankUnited Financial Corp., Class A                      852              23,038
Banner Corp.                                             425              14,450
BB&T Corp.                                            13,004             509,757
Berkshire Hill Bancorp, Inc. (a)                         488              17,051
BOK Financial Corp.                                    1,440              68,472
Boston Private Financial Holdings, Inc.                  712              24,058
Brookline Bancorp, Inc. (a)                            1,615              25,016
Bryn Mawr Bank Corp. (a)                                 583              12,925
Camco Financial Corp.                                    737              10,591
Camden National Corp.                                    333              12,787
Capital City Bank Group, Inc. (a)                        491              17,455
Capital Corp of the West                                 398              14,615
Capitol Bancorp, Ltd.                                    468              21,879
Capitol Federal Financial (a)                          1,681              54,296
Cardinal Financial Corp. (a)                           1,170              15,830
Cascade Bancorp (a)                                      575              16,991
Cascade Financial Corp. (a)                              670              12,730
Cathay General Bancorp, Inc. (a)                       1,275              47,991
Center Bancorp, Inc. (a)                                 986              11,733
Central Pacific Financial Corp. (a)                      780              28,642
CFS Bancorp, Inc. (a)                                    989              14,815
Charter Financial Corp. (a)                              587              22,341
Chemical Financial Corp. (a)                             738              23,845
Chittenden Corp.                                       1,136              32,910
Citizens & Northern Corp. (a)                            410               9,922
Citizens Banking Corp. (a)                             1,131              30,367
Citizens First Bancorp, Inc.                             518              14,639
City Bank Lynnwood WA (a)                                384              17,871
City National Corp.                                      953              73,181
Clifton Savings Bancorp, Inc. (a)                      1,268              13,555
Coastal Financial Corp. (a)                              840              11,558
CoBiz, Inc. (a)                                          726              14,956
Colonial Bancgroup, Inc.                               3,503              87,575
Columbia Banking System, Inc. (a)                        528              17,667
Comerica, Inc.                                         3,731             216,286
Commerce Bancorp, Inc. (a)                             3,929             143,998
Commerce Bancshares, Inc.                              1,511              78,073
Commercial Bankshares, Inc. (a)                          344              12,136
Community Bancorp - NV *                                 379              11,738
Community Bancorp, Inc. - CA                             400              14,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
Community Bank Systems, Inc. (a)                         744   $          16,614
Community Banks, Inc. (a)                                875              24,902
Community Trust Bancorp, Inc. (a)                        424              14,374
Compass Bancshares, Inc.                               2,669             135,078
Corus Bankshares, Inc. (a)                               688              40,895
Cullen Frost Bankers, Inc.                             1,067              57,351
CVB Financial Corp. (a)                                2,127              36,372
Digital Insight Corp. * (a)                              976              35,526
Dime Community Bancorp, Inc. (a)                         989              14,212
Doral Financial Corp. (a)                              2,874              33,195
Downey Financial Corp. (a)                               647              43,543
East West Bancorp, Inc.                                1,302              50,192
Enterprise Financial Services Corp. (a)                  541              14,818
ESB Financial Corp. (a)                                  963              11,556
F.N.B. Corp. (a)                                       1,596              27,292
Farmers Capital Bank Corp. (a)                           517              16,348
Fidelity Bankshares, Inc. (a)                            651              21,893
Fidelity Southern Corp. (a)                              677              12,051
Fifth Third Bancorp                                   13,411             527,857
Financial Institutions, Inc. (a)                         668              12,619
First BanCorp Puerto Rico (a)                          2,054              25,387
First Bancorp (a)                                        578              12,936
First Busey Corp. (a)                                    653              13,778
First Charter Corp.                                      789              19,488
First Citizens Bancshares, Inc.                          250              48,250
First Commonwealth Financial Corp. (a)                 2,005              29,393
First Community Bancorp                                  351              20,239
First Defiance Financial Corp. (a)                       371               9,772
First Federal Bancshares of Arkansas,
   Inc.                                                  419              10,785
First Financial BanCorp (a)                            1,068              17,772
First Financial Bankshares, Inc. (a)                     486              18,614
First Financial Corp. (a)                                446              13,291
First Financial Holdings, Inc. (a)                       412              13,060
First Horizon National Corp. (a)                       2,686             111,872
First Indiana Corp.                                      588              16,405
First M&F Corp.                                          387              13,468
First Merchants Corp. (a)                                537              14,241
First Midwest Bancorp, Inc.                            1,086              39,715
First Mutual Bancshares, Inc.                            440              11,330
First Niagara Financial Group, Inc.                    2,880              42,221
First Oak Brook Bancshares, Inc.,
   Class A (a)                                           384              10,272
First of Long Island Corp. (a)                           336              14,280
First Place Financial Corp. (a)                          629              15,599
First Regional Bancorp * (a)                             154              13,726
First Republic Bank                                      565              21,368
First South Bancorp, Inc. (a)                            326              12,346
First State Bancorporation (a)                           614              16,308
First United Corp.                                       623              14,223
FirstFed Financial Corp. * (a)                           386              23,087
FirstMerit Corp.                                       1,903              46,928
Flag Financial Corp.                                     761              13,508
Flagstar Bancorp, Inc. (a)                             1,374              20,747
Flushing Financial Corp. (a)                             656   $          11,454
FNB Corp. of North Carolina (a)                          514              10,496
FNB Corp. of Virginia (a)                                542              18,417
FNB Financial Services Corp.                             680              10,914
Foothill Independent Bancorp                             623              16,254
Franklin Bank Corp. * (a)                                679              13,057
Frontier Financial Corp. (a)                             646              21,344
German American Bancorp                                  964              12,956
Glacier Bancorp, Inc. (a)                                815              25,306
Gold Banc Corp., Inc.                                  1,112              20,372
Golden West Financial Corp.                            7,367             500,219
Great Southern Bancorp, Inc. (a)                         414              11,956
Greater Bay Bancorp                                    1,347              37,366
Greater Community Bancorp                                736              11,224
Greenhill & Company, Inc. (a)                            820              54,210
Hancock Holding Company                                  830              38,612
Hanmi Financial Corp. (a)                              1,310              23,659
Harleysville National Corp. (a)                          805              18,306
Heritage Commerce Corp. (a)                              557              13,925
Heritage Financial Corp. (a)                             593              17,197
Home Federal Bancorp, Inc. (a)                           995              13,602
Home Federal Bancorp                                     392              10,576
Horizon Financial Corp. (a)                              571              14,595
Hudson City Bancorp, Inc.                             14,592             193,928
Huntington Bancshares, Inc.                            5,641             136,111
IBERIABANK Corp.                                         201              11,371
Independence Community Bank Corp.                      1,935              80,651
Independent Bank Corp. - MA                              475              15,271
Independent Bank Corp. - MI (a)                          542              15,420
Integra Bank Corp.                                       616              14,082
Interchange Financial Services Corp. (a)                 683              12,977
International Bancshares Corp.                         1,299              37,320
Investors Financial Services Corp. (a)                 1,663              77,945
Irwin Financial Corp. (a)                                862              16,662
KeyCorp                                                9,541             351,109
K-Fed Bancorp (a)                                      1,097              13,691
KNBT Bancorp, Inc. (a)                                 1,003              16,399
Lakeland Financial Corp. (a)                             302              14,118
Lincoln Bancorp - IN (a)                                 686              12,904
LSB Bancshares, Inc. (a)                                 685              12,330
M&T Bank Corp.                                         2,607             297,563
MAF Bancorp, Inc. (a)                                    706              30,902
Main Street Banks, Inc. (a)                              639              16,537
MainSource Financial Group, Inc. (a)                     657              12,417
Marshall & Ilsley Corp.                                5,155             224,655
MASSBANK Corp.                                           348              11,446
MB Financial, Inc. (a)                                   748              26,479
Mercantile Bankshares Corp.                            2,638             101,431
Merchants Bancshares, Inc.                               492              12,079
Mid-State Bancshares (a)                                 661              19,453
Midwest Banc Holdings, Inc. (a)                          664              17,224
Nara Bancorp, Inc. (a)                                   844              14,812

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
NASB Financial, Inc. (a)                                 309   $          10,586
National City Corp.                                   15,325             534,842
National Penn Bancshares, Inc. (a)                     1,280              27,238
Netbank, Inc. (a)                                      1,651              11,953
New York Community Bancorp, Inc. (a)                   6,361             111,445
Newalliance Bancshares, Inc. (a)                       2,915              42,063
Newmil Bancorp, Inc.                                     385              11,415
North Fork Bancorporation, Inc.                       11,464             330,507
North Valley Bancorp                                     639              11,476
Northern States Financial Corp. (a)                      450              10,048
Northern Trust Corp.                                   5,259             276,097
Northrim Bancorp, Inc.                                   465              11,160
Northwest Bancorp, Inc. (a)                            1,391              34,441
Oak Hill Financial, Inc.                                 357              11,035
OceanFirst Financial Corp.                               577              14,136
Ohio Valley Banc Corp.                                   457              11,596
Old National Bancorp (a)                               1,798              38,909
Old Second Bancorp, Inc. (a)                             407              13,362
Omega Financial Corp. (a)                                466              15,779
Oriental Financial Group, Inc.                           852              12,311
PAB Bankshares, Inc. (a)                                 684              13,283
Pacific Capital Bancorp                                1,147              38,814
Pamrapo Bancorp, Inc.                                    531              11,045
Park National Corp. (a)                                  354              37,701
Parkvale Financial Corp.                                 380              10,602
Partners Trust Financial Group, Inc. (a)               1,632              19,453
Peapack Gladstone Financial Corp. (a)                    469              12,011
Pennfed Financial Services, Inc. (a)                     741              14,205
Pennsylvania Commerce Bancorp, Inc. * (a)                350              10,552
Peoples Bancorp, Inc. (a)                                403              12,090
People's Bank Corp.                                    3,451             113,020
PFF Bancorp, Inc. (a)                                    583              19,653
Pinnacle Financial Partners, Inc. * (a)                  479              13,144
Placer Sierra Bancshares                                 498              14,218
Popular, Inc.                                          6,408             133,030
Preferred Bank - CA (a)                                  312              15,753
PrivateBancorp, Inc. (a)                                 561              23,276
Prosperity Bancshares, Inc. (a)                          472              14,259
Provident Bankshares Corp. (a)                           879              32,040
Provident Financial Holdings, Inc.                       431              14,051
Provident Financial Services, Inc.                     1,948              35,259
Provident New York Bancorp (a)                         1,409              18,275
R & G Financial Corp., Class B (a)                       960              12,154
Regions Financial Corp.                               11,068             389,262
Renasant Corp. (a)                                       391              14,444
Republic Bancorp, Inc., Class A (a)                      582              11,820
Republic Bancorp, Inc. (a)                             2,252              27,114
Riverview Bancorp, Inc. (a)                              482              12,898
Rome Bancorp, Inc. (a)                                 1,044              12,371
Royal Bancshares of Pennsylvania (a)                     598              14,663
S & T Bancorp, Inc. (a)                                  668              24,435
S.Y. Bancorp, Inc. (a)                                   514              13,580
Sandy Spring Bancorp, Inc. (a)                           412   $          15,652
Santander Bancorp (a)                                  1,218              30,937
Seacoast Banking Corp. of Florida (a)                    672              19,562
Security Bank Corp. (a)                                  496              12,534
Shore Bancshares, Inc.                                   388              13,654
SI Financial Group, Inc.                                 963              10,593
Signature Bank * (a)                                     810              26,398
Simmons First National Corp., Class A (a)                555              16,517
Sky Financial Group, Inc.                              2,423              64,209
SNB Bancshares, Inc. *                                   778              14,269
Sound Federal Bancorp, Inc. (a)                          829              17,069
South Financial Group, Inc.                            1,784              46,652
Southwest Bancorp, Inc.                                  522              11,609
Sovereign Bancorp, Inc.                                8,976             196,664
State Bancorp, Inc. (a)                                  729              11,146
Sterling Bancorp                                         601              12,381
Sterling Bancshares, Inc.                              1,186              21,407
Sterling Financial Corp., Pennsylvania (a)               797              17,406
Sterling Financial Corp., Washington (a)                 792              22,968
Suffolk Bancorp                                          430              14,921
Summit Bankshares, Inc. (a)                              647              12,468
Summit Financial Group, Inc. (a)                         357               7,190
Sun Bancorp, Inc. of New Jersey *                        573              11,174
SunTrust Banks, Inc.                                   8,680             631,557
Susquehanna Bancshares, Inc.                           1,259              32,444
SVB Financial Group * (a)                                861              45,676
TCF Financial Corp. (a)                                2,938              75,654
TD Banknorth, Inc.                                     4,971             145,899
Texas Capital Bancshares, Inc. * (a)                     788              18,912
Texas Regional Bancshares, Inc., Class A               1,390              41,003
TIB Financial Corp. (a)                                  358              10,767
Tompkins Trustco, Inc. (a)                               283              13,626
Trico Bancshares                                         584              16,539
TrustCo Bank Corp. (a)                                 2,317              28,198
Trustmark Corp. (a)                                    1,368              43,284
U.S.B. Holding Company, Inc. (a)                         660              15,140
UCBH Holdings, Inc. (a)                                2,386              45,143
Umpqua Holdings Corp. (a)                              1,165              33,203
Union Bankshares Corp. (a)                               324              14,810
UnionBanCal Corp.                                      3,276             229,844
United Bankshares, Inc. (a)                            1,028              39,342
United Community Banks, Inc. (a)                       1,077              30,318
US Bancorp                                            44,557           1,358,989
Valley National Bancorp (a)                            2,368              60,668
Virginia Commerce Bancorp, Inc. * (a)                    468              16,825
W Holding Company, Inc. (a)                            4,297              33,817
Wachovia Corp.                                        41,134           2,305,571
Washington Federal, Inc.                               1,713              41,455
Washington Trust Bancorp, Inc. (a)                       471              13,221
Webster Financial Corp.                                1,031              49,962
Wells Fargo Company                                   40,934           2,614,455
Wesbanco, Inc. (a)                                       605              19,850

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
West Coast Bancorp                                       546   $          15,261
Westamerica Bancorporation                               736              38,213
Western Alliance Bancorp * (a)                           450              16,718
Westfield Financial, Inc. (a)                            540              13,338
Whitney Holding Corp.                                  1,368              48,509
Wilber Corp. (a)                                       1,119              11,414
Willow Grove Bancorp, Inc.                               940              16,647
Wilmington Trust Corp.                                 1,369              59,346
Wintrust Financial Corp. (a)                             557              32,401
Yardville National Bancorp (a)                           345              12,696
Zions Bancorp                                          2,677             221,468
                                                               -----------------
                                                                      24,945,216
BIOTECHNOLOGY - 1.70%
Affymetrix, Inc. * (a)                                 1,587              52,260
Alnylam Pharmaceuticals, Inc. * (a)                      803              14,125
Amgen, Inc. *                                         30,369           2,209,345
Applera Corp. - Celera Genomics Group *                2,270              26,536
Applera Corp.                                          4,952             134,397
Arena Pharmaceuticals, Inc. * (a)                      1,371              24,829
Arqule, Inc. * (a)                                     1,255               7,204
Biogen Idec, Inc. *                                    8,391             395,216
Bio-Rad Laboratories, Inc., Class A *                    667              41,587
Cephalon, Inc. * (a)                                   1,444              87,001
Charles River Laboratories
   International, Inc. *                               1,602              78,530
Chiron Corp. *                                         4,594             210,451
Coley Pharmaceutical Group, Inc. * (a)                   751              11,378
Cotherix, Inc. * (a)                                     776               7,093
Digene Corp. * (a)                                       611              23,890
Discovery Laboratories, Inc. * (a)                     1,870              13,707
Exelixis, Inc. * (a)                                   2,502              30,049
Genentech, Inc. *                                     25,759           2,176,893
Genitope Corp. * (a)                                   1,251              10,884
Genomic Health, Inc. * (a)                               887               9,198
Genzyme Corp. *                                        6,326             425,234
Geron Corp. * (a)                                      1,676              13,928
GTx, Inc. * (a)                                        1,112              12,143
Human Genome Sciences, Inc. * (a)                      3,580              38,915
ICOS Corp. * (a)                                       1,759              38,786
Inhibitex, Inc. * (a)                                  1,151               8,356
Integra LifeSciences Holdings Corp. * (a)                796              32,620
Intermune, Inc. * (a)                                  1,103              20,450
Invitrogen Corp. *                                     1,317              92,361
Keryx Biopharmaceuticals, Inc. * (a)                   1,027              19,626
Lexicon Genetics, Inc. * (a)                           2,493              13,811
Martek Biosciences Corp. * (a)                           847              27,807
Medarex, Inc. * (a)                                    2,939              38,854
MedImmune, Inc. *                                      6,211             227,198
MGI Pharma, Inc. * (a)                                 1,921              33,617
Millennium Pharmaceuticals, Inc. * (a)                 8,010              80,981
Millipore Corp. *                                      1,192              87,088
Momenta Pharmaceuticals, Inc. * (a)                      816              16,043
Myogen, Inc. *                                         1,027   $          37,208
Myriad Genetics, Inc. * (a)                              948              24,733
Nektar Therapeutics * (a)                              2,355              47,995
Neurocrine Biosciences, Inc. * (a)                       954              61,571
Panacos Pharmaceuticals, Inc. *                        1,327              10,032
PRA International *                                      660              16,361
Progenics Pharmaceuticals, Inc. * (a)                    655              17,351
Regeneration Technologies, Inc. * (a)                  1,114               8,700
Serologicals Corp. * (a)                                 888              21,720
Solexa, Inc. * (a)                                       880               8,782
StemCells, Inc. * (a)                                  2,057               7,364
Tanox, Inc. * (a)                                      1,425              27,674
Telik, Inc. * (a)                                      1,558              30,163
Tercica, Inc. * (a)                                    1,287               8,623
Threshold Pharmaceuticals, Inc. * (a)                  1,009              15,125
Trimeris, Inc. * (a)                                     934              12,618
                                                               -----------------
                                                                       7,148,411
BROADCASTING - 1.02%
Belo Corp., Class A                                    2,605              51,787
CBS Corp., Class B                                    24,191             580,100
Citadel Broadcasting Corp. (a)                         3,300              36,597
CKX, Inc. *                                            2,174              28,414
Clear Channel Communications, Inc.                    13,194             382,758
Cox Radio, Inc., Class A *                             1,170              15,701
Crown Media Holdings, Inc.,
   Class A * (a)                                       3,124              19,806
Cumulus Media, Inc., Class A * (a)                     1,735              19,536
Discovery Holding Company * (a)                        7,094             106,410
Emmis Communications Corp.,
   Class A * (a)                                       1,124              17,984
Entercom Communications Corp. (a)                      1,146              31,996
Entravision Communications Corp.,
   Class A *                                           3,488              31,950
Gray Television, Inc.                                  1,458              12,247
Hearst Argyle Television, Inc.                         1,265              29,551
Journal Communications, Inc. (a)                       2,329              28,880
Liberty Global, Inc., Class A *                        9,235             189,041
Liberty Global, Inc., Series C *                       1,612              31,837
Liberty Media Corp., Series A *                       69,233             568,403
Mediacom Communications Corp.,
   Class A * (a)                                       3,476              19,987
News Corp.                                            82,254           1,366,239
Radio One, Inc., Class A * (a)                         3,119              23,330
Regent Communications, Inc. * (a)                      2,050               9,451
Saga Communications, Inc., Class A * (a)                 806               7,794
Salem Communications Corp., Class A *                    818              12,278
Sinclair Broadcast Group, Inc.,
   Class A (a)                                         2,680              21,842
Sirius Satellite Radio, Inc. * (a)                    33,155             168,427
Spanish Broadcasting System, Inc.,
   Class A * (a)                                       2,043              11,298
Univision Communications, Inc.,
   Class A *                                           7,721             266,143
Westwood One, Inc.                                     2,240              24,730
World Wrestling Entertainment, Inc.,
   Class A (a)                                         2,384              40,290
WorldSpace, Inc. * (a)                                 1,202               9,075
XM Satellite Radio Holdings, Inc.,
   Class A *                                           5,608             124,890
                                                               -----------------
                                                                       4,288,772

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUILDING MATERIALS &
   CONSTRUCTION - 0.29%
American Standard Companies, Inc.                      5,142   $         220,386
Apogee Enterprises, Inc.                                 913              15,411
Beacon Roofing Supply, Inc. *                            788              32,024
BlueLinx Holdings, Inc.                                  913              14,608
Builders FirstSource, Inc. *                             804              18,259
Corrections Corp. of America *                           972              43,934
Dycom Industries, Inc. * (a)                           1,106              23,503
Eagle Materials, Inc. (a)                              1,389              88,563
ElkCorp. (a)                                             554              18,698
Griffon Corp. * (a)                                      804              19,971
Infrasource Services, Inc. * (a)                       1,311              22,562
Interline Brands, Inc. *                                 962              24,271
Lennox International, Inc.                             1,616              48,254
Levitt Corp., Class A (a)                                582              12,827
LSI Industries, Inc. (a)                                 814              13,871
Masco Corp.                                           10,637             345,596
Meadow Valley Corp. *                                  2,928              36,102
NCI Building Systems, Inc. * (a)                         509              30,423
Perini Corp. * (a)                                       783              23,780
RPM International, Inc.                                2,865              51,398
Sterling Construction Company, Inc. *                  1,995              43,272
Trex Company, Inc. * (a)                                 463              14,677
U.S. Concrete, Inc. *                                  1,417              20,490
WCI Commmunities, Inc. * (a)                           1,154              32,104
                                                               -----------------
                                                                       1,214,984
BUSINESS SERVICES - 2.40%
ABM Industries, Inc.                                   1,315              25,209
Accenture, Ltd., Class A                              21,069             633,545
Acxiom Corp.                                           2,181              56,357
Administaff, Inc. (a)                                    708              38,487
ADVO, Inc.                                               905              28,960
Affiliated Computer Services, Inc.,
   Class A *                                           3,007             179,398
Alliance Data Systems Corp. *                          2,053              96,019
AMERCO, Inc. *                                           557              55,126
AMR Corp. * (a)                                        4,381             118,506
Arbitron, Inc.                                           782              26,447
Automatic Data Processing, Inc.                       14,051             641,850
Banta Corp.                                              633              32,903
BearingPoint, Inc. * (a)                               5,245              44,530
Black Box Corp.                                          509              24,457
Bowne & Company, Inc.                                  1,140              19,004
Bright Horizons Family Solutions, Inc. *                 731              28,312
Brinks Company                                         1,483              75,277
Cadence Design Systems, Inc. *                         6,698             123,846
Catalina Marketing Corp. (a)                           1,278              29,522
CDI Corp.                                                635              18,269
Cendant Corp.                                         25,202             437,255
Central Parking Corp. (a)                              1,083              17,328
Ceridian Corp. *                                       3,660              93,147
ChoicePoint, Inc. *                                    2,062              92,274
Clark, Inc. (a)                                          654               7,724
Coinstar, Inc. * (a)                                     731   $          18,940
Compucredit Corp. * (a)                                1,256              46,233
Computer Sciences Corp. *                              4,544             252,419
Convergys Corp. *                                      3,512              63,954
Corporate Executive Board Company                      1,006             101,505
CoStar Group, Inc. * (a)                                 537              27,865
CRA International, Inc. * (a)                            274              13,497
CSG Systems International, Inc. *                      1,331              30,959
Deluxe Corp.                                           1,203              31,483
DiamondCluster International, Inc.,
   Class A * (a)                                       1,109              11,866
DST Systems, Inc. *                                    1,901             110,144
Dun & Bradstreet Corp. *                               1,588             121,768
eFunds Corp. *                                         1,247              32,222
Electro Rent Corp. *                                     913              15,521
Electronic Data Systems Corp.                         12,842             344,551
Emdeon Corp. *                                         8,597              92,848
Ennis Business Forms, Inc.                               886              17,277
Equifax, Inc.                                          3,214             119,689
Escala Group, Inc. * (a)                                 882              23,100
Euronet Worldwide, Inc. * (a)                            931              35,220
FactSet Research Systems, Inc. (a)                     1,224              54,284
Fair Isaac Corp.                                       1,672              66,245
First Data Corp.                                      18,732             877,032
Fluor Corp.                                            2,110             181,038
Forrester Research, Inc. *                               765              17,075
FTI Consulting, Inc. * (a)                             1,089              31,069
Gartner Group, Inc., Class A * (a)                     2,956              41,236
Geo Group, Inc. *                                        379              12,636
Gevity HR, Inc. (a)                                      798              19,519
Global Cash Access, Inc. *                             1,645              28,820
Global Payments, Inc.                                  1,900             100,719
GSI Commerce, Inc. * (a)                               1,261              21,437
H & R Block, Inc.                                      7,960             172,334
Harte-Hanks, Inc.                                      2,075              56,751
Healthcare Services Group, Inc. (a)                      766              16,362
Heidrick & Struggles International,
   Inc. * (a)                                            567              20,571
Hewitt Associates, Inc., Class A *                     2,768              82,320
Hudson Highland Group, Inc. * (a)                        709              13,428
Huron Consulting Group, Inc. *                           564              17,084
Informatica Corp. * (a)                                2,428              37,755
Insight Enterprises, Inc. * (a)                        1,376              30,286
Intervoice Brite, Inc. * (a)                           1,322              11,382
Iron Mountain, Inc. *                                  3,172             129,227
Jackson Hewitt Tax Service, Inc.                       1,006              31,769
Jacobs Engineering Group, Inc. *                       1,385             120,135
John H. Harland Company (a)                              733              28,807
Kanbay International, Inc. * (a)                         978              14,924
Kelly Services, Inc., Class A                            961              26,110
Kendle International, Inc. *                             413              13,959
Kforce, Inc. * (a)                                     1,318              16,804
Korn/Ferry International *                             1,117              22,776
Labor Ready, Inc. * (a)                                1,128              27,016

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
LECG Corp. *                                             682   $          13,142
Manpower, Inc.                                         2,115             120,936
MAXIMUS, Inc.                                            600              21,588
McGrath Rentcorp (a)                                     714              21,463
Moody's Corp.                                          7,276             519,943
MPS Group, Inc. *                                      2,667              40,805
Navigant Consulting Company * (a)                      1,330              28,395
NCO Group, Inc. * (a)                                    900              21,375
NCR Corp. *                                            4,522             188,974
On Assignment, Inc. *                                    646               7,093
Paxar Corp. *                                          1,192              23,327
Paychex, Inc.                                          9,273             386,313
Perot Systems Corp., Class A * (a)                     3,028              47,116
PHH Corp. *                                            1,373              36,659
Pitney Bowes, Inc.                                     5,277             226,542
Pre-Paid Legal Services, Inc. (a)                        432              15,327
QC Holdings, Inc. * (a)                                  839              10,597
Quest Software, Inc. * (a)                             2,617              43,704
R.H. Donnelley Corp. *                                 1,710              99,573
R.R. Donnelley & Sons Company                          5,224             170,929
Resource America, Inc.                                   643              12,809
Resources Connection, Inc. * (a)                       1,254              31,237
Reynolds & Reynolds Company, Class A                   1,801              51,148
Robert Half International, Inc.                        4,245             163,899
Rollins, Inc.                                          1,818              36,796
Scansource, Inc. * (a)                                   350              21,144
SFBC International, Inc. * (a)                           516              12,580
Sirva, Inc. *                                          2,137              18,229
Sonicwall, Inc. *                                      2,163              15,336
Sotheby's Holdings, Inc., Class A *                    1,761              51,139
Source Interlink Companies * (a)                       1,376              15,686
SOURCECORP, Inc. * (a)                                   533              12,851
Spherion Corp. *                                       1,884              19,594
SRA International, Inc., Class A * (a)                 1,368              51,615
StarTek, Inc. (a)                                        741              17,458
SYNNEX Corp. * (a)                                       886              16,444
Syntel, Inc. (a)                                       1,178              22,288
Sypris Solutions, Inc. (a)                               830               7,827
TALX Corp.                                               855              24,350
Teletech Holdings, Inc. * (a)                          2,073              23,031
TETRA Technologies, Inc. * (a)                         1,640              31,308
The BISYS Group, Inc. *                                3,193              43,042
The ServiceMaster Company                              7,085              92,955
Total Systems Services, Inc.                           4,798              95,576
Triple Crown Media, Inc. * (a)                           145                 856
Tyler Technologies, Inc. * (a)                         1,527              16,797
Unisys Corp. *                                         8,817              60,749
URS Corp. *                                            1,159              46,650
Viad Corp.                                               693              23,756
Viisage Technology, Inc. * (a)                           539               9,438
Volt Information Sciences, Inc. *                        503              15,372
Waste Industries USA (a)                                 740              16,036
Watson Wyatt & Company Holdings (a)                      841   $          27,400
West Corp. *                                           1,698              75,833
Wind River Systems, Inc. *                             2,340              29,133
Wireless Facilities, Inc. * (a)                        2,348               9,439
Zhone Technologies, Inc. * (a)                         4,938              13,234
                                                               -----------------
                                                                      10,072,559
CABLE AND TELEVISION - 1.26%
Cablevision Systems New York Group,
   Class A *                                           7,150             190,905
Charter Communications, Inc., Class A *               10,722              11,687
Comcast Corp., Class A *                              53,451           1,398,278
DIRECTV Group, Inc. *                                 34,231             561,388
EchoStar Communications Corp., Class A *               7,344             219,365
Lin TV Corp. * (a)                                     1,401              12,609
LodgeNet Entertainment Corp. * (a)                       740              11,529
NTL, Inc. *                                            6,759             196,755
Time Warner Telecom, Inc., Class A * (a)               3,383              60,725
Time Warner, Inc.                                    108,479           1,821,363
TiVo, Inc. * (a)                                       2,461              17,793
Viacom, Inc. *                                        19,923             773,012
                                                               -----------------
                                                                       5,275,409
CELLULAR COMMUNICATIONS - 0.63%
American Tower Corp., Class A *                       10,241             310,507
Brightpoint, Inc. *                                    1,180              36,651
Crown Castle International Corp. *                     5,680             161,028
Dobson Communications Corp., Class A *                 4,169              33,435
Leap Wireless International, Inc. *                    1,486              64,775
Motorola, Inc.                                        61,336           1,405,208
Nextel Partners, Inc., Class A *                       6,110             173,035
NII Holdings, Inc. *                                   3,606             212,646
Novatel Wireless, Inc * (a)                              943               8,440
RF Micro Devices, Inc. * (a)                           5,069              43,847
Syniverse Holdings, Inc. *                             1,848              29,198
Telephone & Data Systems, Inc.                           700              26,425
Telephone & Data Systems, Inc.                         1,734              68,389
UbiquiTel, Inc. *                                      2,892              29,209
USA Mobility, Inc. * (a)                                 751              21,389
                                                               -----------------
                                                                       2,624,182
CHEMICALS - 1.30%
A. Schulman, Inc.                                        828              20,493
Air Products & Chemicals, Inc.                         5,318             357,316
Airgas, Inc.                                           1,920              75,053
Albany Molecular Research, Inc. *                      1,011              10,272
Albemarle Corp.                                        1,167              52,923
American Vanguard Corp. (a)                              605              18,483
Arch Chemicals, Inc.                                     689              20,946
Ashland, Inc.                                          1,718             122,115
Balchem Corp.                                            513              11,835
Cabot Corp.                                            1,594              54,180
Cabot Microelectronics Corp. * (a)                       682              25,302
Calgon Carbon Corp. (a)                                1,539               9,465

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CHEMICALS (CONTINUED)
Cambrex Corp. (a)                                        808   $          15,788
Celanese Corp., Series A                               3,966              83,167
CF Industries Holdings, Inc.                           1,290              21,917
Chemtura Corp.                                         5,693              67,064
Cytec Industries, Inc.                                 1,028              61,690
Dow Chemical Company                                  23,720             963,032
E.I. Du Pont De Nemours & Company                     23,499             991,893
Eastman Chemical Company                               1,952              99,903
Engelhard Corp.                                        2,793             110,631
Ferro Corp.                                            1,258              25,160
FMC Corp.                                                937              58,075
Georgia Gulf Corp.                                       902              23,443
H.B. Fuller Company                                      746              38,300
Hawkins, Inc. (a)                                        779              10,961
Hercules, Inc. *                                       3,062              42,256
Huntsman Corp. *                                       5,476             105,687
Kronos Worldwide, Inc. (a)                             1,332              40,440
Lubrizol Corp.                                         1,626              69,674
Lyondell Chemical Company                              6,133             122,047
MacDermid, Inc.                                          883              28,388
Material Sciences Corp. *                                727               8,782
Minerals Technologies, Inc.                              487              28,446
Newmarket Corp.                                          658              31,314
Nl Industries, Inc. (a)                                1,471              15,637
Olin Corp.                                             1,903              40,857
OM Group, Inc. * (a)                                     826              18,998
Polyone Corp. * (a)                                    2,739              25,527
PPG Industries, Inc.                                   4,120             261,002
Praxair, Inc.                                          7,914             436,457
Quaker Chemical Corp. (a)                                634              13,789
Rockwood Holdings, Inc. *                              1,629              37,500
Rohm & Haas Company                                    5,352             261,552
Sigma-Aldrich Corp.                                    1,534             100,922
Stepan Company (a)                                       515              15,218
Techne Corp. *                                           974              58,576
Terra Industries, Inc. * (a)                           2,613              18,422
Terra Nitrogen Company, LP (a)                           615              12,368
The Scotts Company, Class A                            1,628              74,497
Tronox, Inc. *                                           569               9,661
UAP Holding Corp.                                      1,423              30,595
Valhi, Inc. (a)                                        3,024              53,525
Valspar Corp.                                          2,533              70,595
W. R. Grace & Company * (a)                            1,975              26,267
Westlake Chemical Corp. (a)                            1,679              58,009
                                                               -----------------
                                                                       5,466,415
COAL - 0.19%
Arch Coal, Inc. (a)                                    1,520             115,429
CONSOL Energy, Inc.                                    2,264             167,898
Foundation Coal Holdings, Inc.                         1,184              48,710
International Coal Group, Inc. * (a)                   4,447              43,314
James River Coal Company * (a)                           464              15,762
Massey Energy Company (a)                              1,905   $          68,713
Peabody Energy Corp.                                   6,436             324,439
Penn Virginia Resource Partners LP                       375              21,514
                                                               -----------------
                                                                         805,779
COLLEGES & UNIVERSITIES - 0.11%
Apollo Group, Inc., Class A *                          4,541             238,448
Career Education Corp. *                               2,413              91,043
Corinthian Colleges, Inc. *                            2,491              35,870
DeVry, Inc. * (a)                                      1,826              41,578
ITT Educational Services, Inc. *                       1,123              71,928
                                                               -----------------
                                                                         478,867
COMMERCIAL SERVICES - 0.12%
CB Richard Ellis Group, Inc. *                         1,832             147,842
CBIZ, Inc. *                                           2,782              22,256
Cenveo, Inc. * (a)                                     1,533              25,417
Chemed Corp.                                             696              41,301
Color Kinetics, Inc. * (a)                               715              15,144
First Advantage Corp., Class A * (a)                   1,302              31,482
Live Nation, Inc. *                                    1,649              32,716
Morningstar, Inc. * (a)                                  964              43,158
Providence Service Corp. * (a)                           341              11,089
Shaw Group, Inc. *                                     1,954              59,402
TNS, Inc. * (a)                                          676              14,318
Vertrue, Inc. * (a)                                      337              14,087
Wright Express Corp. *                                 1,095              30,715
                                                               -----------------
                                                                         488,927
COMPUTERS & BUSINESS EQUIPMENT - 4.02%
3Com Corp. *                                          10,715              54,861
3D Systems Corp. * (a)                                   502              10,728
ADE Corp. * (a)                                          485              14,851
Advanced Digital Information Corp. * (a)               1,902              16,700
Agilysys, Inc.                                           891              13,418
Anteon International Corp. * (a)                         897              48,940
Apple Computer, Inc. *                                20,532           1,287,767
Applied Films Corp. * (a)                                494               9,598
Avanex Corp. * (a)                                    12,571              40,981
Benchmark Electronics, Inc. * (a)                      1,087              41,686
Blue Coat Systems, Inc. * (a)                            339               7,370
Brocade Communications Systems, Inc. *                 7,248              48,417
CACI International, Inc., Class A *                      753              49,510
CDW Corp.                                              1,920             112,992
Cisco Systems, Inc. *                                153,123           3,318,175
Cogent, Inc. * (a)                                     2,302              42,219
Cognizant Technology Solutions Corp.,
   Class A *                                           3,428             203,932
Dell, Inc. *                                          59,080           1,758,221
Diebold, Inc.                                          1,751              71,966
Digi International, Inc. *                               976              11,390
Dot Hill Systems Corp. * (a)                           1,830              12,993
Echelon Corp. * (a)                                    1,745              16,473
Electronics for Imaging, Inc. *                        1,383              38,683

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
   (CONTINUED)
EMC Corp. *                                           58,863   $         802,303
Extreme Networks, Inc. *                               3,669              18,418
Falconstor Software, Inc. * (a)                        1,768              16,708
FileNET Corp. * (a)                                    1,109              29,965
Foundry Networks, Inc. *                               3,619              65,721
Gateway, Inc. * (a)                                   10,296              22,548
GTECH Holdings Corp.                                   2,995             101,980
Henry, Jack & Associates, Inc.                         2,315              52,944
Hewlett-Packard Company                               70,415           2,316,654
Hypercom Corp. *                                       1,825              16,973
IHS, Inc., Class A *                                     979              26,776
Ingram Micro, Inc., Class A *                          3,912              78,240
InPhonic, Inc. * (a)                                   1,036               7,242
Intergraph Corp. *                                       679              28,287
Intermec, Inc. * (a)                                   1,549              47,260
International Business Machines Corp.                 39,180           3,231,175
Ixia * (a)                                             1,816              25,896
Komag, Inc. * (a)                                        769              36,604
Kronos, Inc. *                                           824              30,809
Lexar Media, Inc. * (a)                                2,320              19,906
Lexmark International, Inc. *                          2,938             133,326
Maxtor Corp. *                                         6,972              66,652
Merge Technologies, Inc. *                               704              11,243
Micros Systems, Inc. *                                   967              44,550
Mobility Electronics, Inc. * (a)                       1,121               9,338
MTS Systems Corp.                                        568              23,759
National Instruments Corp.                             1,992              64,979
Network Appliance, Inc. *                              9,056             326,288
Optical Communication Products, Inc. *
   (a)                                                 3,777              11,633
Palm, Inc. * (a)                                       2,578              59,707
Parametric Technology Corp. *                          2,768              45,201
Plexus Corp. *                                         1,239              46,549
Quantum Corp. * (a)                                    5,860              21,916
Rackable Systems, Inc. * (a)                             537              28,380
Radiant Systems, Inc. * (a)                            1,012              13,682
RadiSys Corp. * (a)                                      700              13,895
Rimage Corp. *                                           443              10,003
Sandisk Corp. *                                        4,543             261,313
Seagate Technology, Inc. *                            11,770             309,904
SI International, Inc. *                                 375              13,181
Silicon Storage Technology, Inc. * (a)                 3,345              14,651
Sonic Solutions * (a)                                    749              13,564
Standard Microsystems Corp. *                            613              15,926
Stratasys, Inc. * (a)                                    354              10,436
Sun Microsystems, Inc. *                              84,417             433,059
Sybase, Inc. * (a)                                     2,247              47,457
Sykes Enterprises, Inc. *                              1,240              17,583
Synaptics, Inc. * (a)                                    715              15,723
Tech Data Corp. *                                      1,417              52,301
Trident Microsystems, Inc. *                           1,469              42,689
Western Digital Corp. *                                5,416             105,233
Witness Systems, Inc. *                                  764   $          19,406
Xerox Corp. *                                         23,448             356,410
                                                               -----------------
                                                                      16,868,217
CONSTRUCTION & MINING EQUIPMENT - 0.17%
A.S.V., Inc. * (a)                                       820              26,420
Astec Industries, Inc. *                                 594              21,325
Buckeye Partners LP * (a)                                925              39,507
Bucyrus International, Inc., Class A                     831              40,046
Carbo Ceramics, Inc.                                     636              36,195
Dril-Quip, Inc. * (a)                                    512              36,275
Gulf Islands Fabrication, Inc. (a)                       574              13,586
Kaman Corp., Class A                                     795              20,002
Layne Christensen Company * (a)                          570              19,106
Matrix Service Company *                               3,698              42,453
National Oilwell, Inc. *                               4,264             273,408
Rowan Companies, Inc. *                                2,681             117,857
Washington Group International, Inc. *                   522              29,958
                                                               -----------------
                                                                         716,138
CONSTRUCTION MATERIALS - 0.36%
Ameron International Corp.                               317              23,214
Applied Industrial Technologies, Inc.                    775              34,565
Clarcor, Inc.                                          1,075              38,270
Columbus McKinnon Corp. *                                458              12,334
Comfort Systems USA, Inc. (a)                          1,453              19,616
EMCOR Group, Inc. *                                      732              36,351
Florida Rock Industries, Inc.                          1,617              90,908
Forest City Enterprises, Inc.                          2,489             117,356
Granite Construction, Inc.                             1,082              52,672
JLG Industries, Inc.                                   2,536              78,083
Lafarge Corp.                                          1,678             140,952
Louisiana-Pacific Corp.                                2,550              69,360
Martin Marietta Materials, Inc.                        1,131             121,051
Regal-Beloit Corp. (a)                                   637              26,926
Sherwin-Williams Company                               3,231             159,741
Simpson Manufacturing, Inc. (a)                        1,208              52,306
Standex International Corp.                              445              14,089
Trinity Industries, Inc. (a)                           1,283              69,782
Universal Forest Products, Inc. (a)                      456              28,951
USG Corp. * (a)                                        1,113             105,690
Vulcan Materials Company                               2,458             212,986
                                                               -----------------
                                                                       1,505,203
CONTAINERS & GLASS - 0.21%
Ball Corp.                                             2,584             113,257
Bemis Company, Inc.                                    2,304              72,760
Graphic Packaging Corp. * (a)                          5,919              12,252
Greif, Inc., Class A                                     591              40,436
Interpool, Inc. (a)                                      803              16,221
Jarden Corp. * (a)                                     1,301              42,738
Longview Fibre Company                                 1,434              37,055
Mobile Mini, Inc. *                                      812              25,107

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
CONTAINERS & GLASS (CONTINUED)
Owens-Illinois, Inc. *                                 3,795   $          65,919
Packaging Corp. of America                             2,551              57,244
Pactiv Corp. *                                         3,522              86,430
Sealed Air Corp.                                       2,084             120,601
Silgan Holdings, Inc.                                    978              39,286
Smurfit-Stone Container Corp. *                        6,475              87,866
Sonoco Products Company                                2,169              73,464
                                                               -----------------
                                                                         890,636
COSMETICS & TOILETRIES - 1.65%
Alberto Culver Company, Class B                        2,137              94,520
Avon Products, Inc.                                   11,285             351,753
Chattem, Inc. *                                          544              20,482
Colgate-Palmolive Company                             12,598             719,346
Elizabeth Arden, Inc. *                                  876              20,428
Estee Lauder Companies, Inc., Class A                  3,289             122,318
Helen of Troy, Ltd. * (a)                                768              16,282
Intermediate Parfums, Inc. (a)                           669              13,333
International Flavors & Fragrances, Inc.               2,201              75,538
Kimberly-Clark Corp.                                  11,331             654,932
Nature's Sunshine Products, Inc. (a)                     612               7,650
Nu Skin Enterprises, Inc., Class A                     1,845              32,343
Playtex Products, Inc. *                               1,767              18,500
Procter & Gamble Company                              81,821           4,714,526
Revlon, Inc., Class A * (a)                           10,661              33,689
Steiner Leisure, Ltd. *                                  496              20,088
                                                               -----------------
                                                                       6,915,728
CRUDE PETROLEUM & NATURAL GAS - 2.42%
Abraxas Petroleum Corp. * (a)                          6,977              40,955
Amerada Hess Corp.                                     2,270             323,248
Apache Corp.                                           7,987             523,228
Arena Resources, Inc. * (a)                              298              10,400
Bois d'Arc Energy, Inc. * (a)                          1,521              25,325
Burlington Resources, Inc.                             9,289             853,752
Cabot Oil & Gas Corp., Class A                         1,238              59,337
Cascade Natural Gas Corp. (a)                            738              14,539
Chesapeake Energy Corp. (a)                            7,973             250,432
ChevronTexaco Corp.                                   55,435           3,213,567
Cimarex Energy Company *                               1,953              84,487
CNX Gas Corp. * (a)                                    1,889              49,114
Devon Energy Corp.                                    11,593             709,144
Edge Petroleum Corp. *                                   623              15,563
Endeavour International Corp. * (a)                    2,503               7,284
EOG Resources, Inc.                                    5,945             428,040
EXCO Resources, Inc. *                                 3,301              41,362
FX Energy, Inc. * (a)                                  1,190               6,224
Gasco Energy, Inc. * (a)                              10,300              57,680
GMX Resources, Inc. * (a)                                232               8,688
Goodrich Petroleum Corp. * (a)                           708              19,116
Harvest Natural Resources, Inc. * (a)                  1,126              10,945
Helmerich & Payne, Inc.                                1,248              87,135
Hydril * (a)                                             616              48,017
Marathon Oil Corp.                                     9,014   $         686,596
Newfield Exploration Company *                         3,102             129,974
Occidental Petroleum Corp.                            10,378             961,522
Parallel Petroleum Corp. * (a)                         1,116              20,590
Patterson-UTI Energy, Inc.                             4,293             137,204
Penn Virginia Corp.                                      507              35,997
Petroquest Energy, Inc. * (a)                          1,652              16,669
Pioneer Natural Resources Company (a)                  3,542             156,733
Plains Exploration & Production
   Company *                                           1,967              76,005
Pogo Producing Company                                 1,404              70,551
Quicksilver Resources, Inc. * (a)                      1,910              73,841
SulphCo, Inc. * (a)                                    1,527              12,827
Sunoco, Inc.                                           3,367             261,178
Swift Energy Company *                                   739              27,683
TEPPCO Partners LP (a)                                 1,712              62,128
Toreador Resources Corp. * (a)                           465              14,466
Transmeridian Exploration, Inc. * (a)                  2,180              11,772
Unit Corp. *                                           1,144              63,778
W&T Offshore, Inc. (a)                                 1,682              67,801
XTO Energy, Inc.                                       8,548             372,436
                                                               -----------------
                                                                      10,147,333
DOMESTIC OIL - 0.45%
Atlas America, Inc. *                                    628              30,025
Berry Petroleum Company, Class A (a)                     611              41,823
BP Prudhoe Bay Royalty Trust (a)                         480              33,931
Brigham Exploration Company * (a)                      1,459              12,781
Carrizo Oil & Gas, Inc. * (a)                            708              18,401
Comstock Resources, Inc. *                             1,109              32,926
Delta Petroleum Corp. * (a)                            1,271              26,716
Denbury Resources, Inc. *                              2,792              88,423
Dorchester Minerals LP                                   812              22,127
Encore Aquisition Company *                            1,315              40,765
Energy Partners, Ltd. * (a)                              918              21,646
EnergySouth, Inc. (a)                                    561              17,845
Enterprise Products Partners LP (a)                    9,895             244,308
Forest Oil Corp. *                                     1,531              56,923
Frontier Oil Corp. (a)                                 1,395              82,793
Giant Industries, Inc. *                                 393              27,329
Helix Energy Solutions Group, Inc. * (a)               1,946              73,753
Holly Corp.                                              827              61,297
Houston Exploration Company *                            707              37,259
KCS Energy, Inc. * (a)                                 1,298              33,748
Mariner Energy, Inc. *                                 1,239              25,412
McMoran Exploration Company * (a)                        808              14,415
Meridian Resource Corp. * (a)                          2,912              11,794
Murphy Oil Corp.                                       4,552             226,781
Noble Energy, Inc.                                     3,714             163,119
Oil States International, Inc. *                       1,281              47,205
Range Resources Corp. (a)                              3,097              84,579
Remington Oil Gas Corp. *                                716              30,945
St. Mary Land & Exploration Company (a)                1,481              60,469

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
DOMESTIC OIL (CONTINUED)
Stone Energy Corp. * (a)                                 684   $          30,185
Sunoco Logistics Partners LP * (a)                       671              28,162
Syntroleum Corp. * (a)                                 1,526              12,620
TETRA Technologies, Inc. * (a)                           888              41,772
Warren Resources, Inc. * (a)                           1,268              18,893
Whiting Petroleum Corp. *                                793              32,505
Williams Clayton Energy, Inc. * (a)                      424              17,350
World Fuel Services Corp. (a)                            660              26,690
                                                               -----------------
                                                                       1,877,715
DRUGS & HEALTH CARE - 0.71%
Abiomed, Inc. * (a)                                      930              11,997
Alliance Imaging, Inc. * (a)                           1,477               9,512
Alpharma, Inc., Class A (a)                            1,421              38,111
Antigenics, Inc. * (a)                                 1,843               5,050
Ariad Pharmaceuticals, Inc. * (a)                      1,883              12,390
Arrow International, Inc. (a)                          1,207              39,433
Bioenvision, Inc. * (a)                                1,347               9,604
Biomarin Pharmaceutical, Inc. *                        2,243              30,101
Candela Corp. *                                          992              21,427
Cell Genesys, Inc. * (a)                               1,799              14,356
CNS, Inc. (a)                                            522              11,244
Conmed Corp. *                                           870              16,660
Conor Medsystems, Inc. * (a)                           1,056              31,046
CV Therapeutics, Inc. * (a)                            1,116              24,641
Datascope Corp. (a)                                      482              19,068
Dendreon Corp. * (a)                                   2,079               9,792
Depome, Inc. * (a)                                     1,720              11,232
Diversa Corp. * (a)                                    2,014              18,348
DOV Pharmaceutical, Inc. * (a)                           763              12,193
Durect Corp., Inc. *                                   1,721              10,946
Enzo Biochem, Inc. * (a)                               1,022              13,797
Enzon Pharmaceuticals, Inc. * (a)                      1,473              11,931
Gentiva Health Services, Inc. *                          727              13,239
Healthextras, Inc. * (a)                               1,065              37,595
Hillenbrand Industries, Inc.                           1,392              76,546
I-Flow Corp. * (a)                                       803              10,696
Illumina, Inc. *                                       1,196              28,405
ImClone Systems, Inc. * (a)                            2,109              71,748
Immucor Corp. * (a)                                    1,211              34,744
Immunogen, Inc. * (a)                                  1,666               7,230
Intuitive Surgical, Inc. * (a)                           889             104,902
Invacare Corp.                                           805              25,003
Kos Pharmaceuticals, Inc. *                            1,040              49,681
K-V Pharmaceutical Company, Class A * (a)              1,419              34,226
Landauer, Inc. (a)                                       275              13,811
Luminex Corp. * (a)                                    1,245              18,501
Mannatech, Inc. (a)                                      860              14,947
Matria Healthcare, Inc. *                                525              19,929
Maxygen, Inc. * (a)                                    1,485              12,296
Medical Action, Inc. *                                   548              13,147
Mentor Corp. (a)                                       1,098              49,750
Meridian Bioscience, Inc. (a)                            834   $          22,501
Molina Healthcare, Inc. * (a)                            762              25,504
NeoPharm, Inc. * (a)                                     951               7,950
Neurogen Corp. * (a)                                   1,590               9,842
New River Pharmaceuticals, Inc. * (a)                  1,044              34,671
Northfield Laboratories, Inc. * (a)                      894               8,940
Option Care, Inc. (a)                                    947              13,391
OraSure Technologies, Inc. * (a)                       1,438              14,811
Pain Therapeutics, Inc. * (a)                          1,768              19,218
Parexel International Corp. *                            772              20,412
Perrigo Company                                        2,671              43,564
Quidel Corp. * (a)                                     1,121              14,427
Res-Care, Inc. *                                         840              15,439
Vital Signs, Inc.                                        384              21,093
West Pharmaceutical Services, Inc.                       854              29,651
Wyeth                                                 32,849           1,593,833
Xenoport, Inc. * (a)                                     765              17,320
Zymogenetics, Inc. * (a)                               1,766              38,181
                                                               -----------------
                                                                       2,970,023
EDUCATIONAL SERVICES - 0.07%
eCollege.com * (a)                                       789              14,865
Educate, Inc. * (a)                                    1,309              11,153
Education Management Corp. *                           1,862              77,459
INVESTools, Inc. *                                     1,453              11,915
Laureate Education, Inc. *                             1,212              64,696
Leapfrog Enterprises, Inc., Class A * (a)              1,793              19,042
Learning Tree International, Inc. * (a)                  895              10,847
Lincoln Educational Services Corp. * (a)                 721              12,221
Princeton Review, Inc. * (a)                           1,716              10,382
Renaissance Learning, Inc. (a)                           946              17,028
Strayer Education, Inc. (a)                              381              38,961
Universal Technical Institute, Inc. * (a)                795              23,929
                                                               -----------------
                                                                         312,498
ELECTRICAL EQUIPMENT - 0.60%
A.O. Smith Corp.                                         801              42,293
Aaon, Inc. * (a)                                         591              14,131
American Power Conversion Corp.                        4,814             111,252
American Science & Engineering, Inc. * (a)               252              23,537
AMETEK, Inc.                                           1,650              74,184
Anaren, Inc. *                                           842              16,394
Anixter International, Inc. *                            942              45,009
Artesyn Technologies, Inc. * (a)                       1,392              15,242
Audiovox Corp., Class A *                                849              10,137
Baldor Electric Company                                  955              32,346
Capstone Turbine Corp. * (a)                           2,882              10,490
Cohu, Inc.                                               665              14,111
Cooper Industries, Ltd., Class A                       3,470             301,543
DTS, Inc. * (a)                                          607              11,934
Emerson Electric Company                              10,000             836,300
Encore Wire Corp. * (a)                                  753              25,512
Excel Technology, Inc. *                                 468              13,792

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
FLIR Systems, Inc. *                                   1,767   $          50,200
General Cable Corp. *                                  1,230              37,306
Genlyte Group, Inc. *                                    699              47,630
Greatbatch, Inc. * (a)                                   694              15,206
Hubbell, Inc., Class B                                 1,425              73,045
Lamson & Sessions Company * (a)                          308               8,572
Littelfuse, Inc. *                                       699              23,857
Methode Electronics, Inc., Class A                     1,162              12,654
Metrologic Instruments, Inc. *                           771              17,833
Molex, Inc. (a)                                        4,539             150,695
Plug Power, Inc. * (a)                                 2,569              12,845
Powell Industries, Inc. * (a)                            513              11,173
Power-One, Inc. * (a)                                  2,772              19,958
Preformed Line Products Company (a)                      270               9,158
Sirf Technology Holdings, Inc. * (a)                   1,226              43,413
Symbol Technologies, Inc. (a)                          6,175              65,331
Tektronix, Inc.                                        2,165              77,312
Universal Electronics, Inc. * (a)                        677              11,983
Varian, Inc. *                                           859              35,374
Vicor Corp. (a)                                        1,292              25,491
W.H. Brady Company, Class A                            1,272              47,649
Watsco, Inc. (a)                                         617              43,838
Wesco International, Inc. *                            1,191              81,000
                                                               -----------------
                                                                       2,519,730
ELECTRICAL UTILITIES - 1.99%
Allegheny Energy, Inc. *                               4,022             136,145
Allete, Inc.                                             815              37,979
Alliant Corp.                                          2,815              88,588
Ameren Corp.                                           4,675             232,908
American Electric Power Company, Inc.                  9,362             318,495
Avista Corp. (a)                                       1,458              30,108
Black Hills Corp. (a)                                    882              29,988
CenterPoint Energy, Inc. (a)                           7,660              91,384
Central Vermont Public Service Corp.                     732              15,526
CH Energy Group, Inc. (a)                                423              20,304
Cinergy Corp.                                          4,751             215,743
Cleco Corp.                                            1,458              32,557
CMS Energy Corp. *                                     5,494              71,147
Connecticut Water Service, Inc. (a)                      607              15,916
Consolidated Edison, Inc. (a)                          5,773             251,125
Constellation Energy Group, Inc.                       4,392             240,286
Dominion Resources, Inc.                               8,356             576,815
DPL, Inc.                                              3,174              85,698
DTE Energy Company                                     4,046             162,204
Duquesne Light Holdings, Inc. (a)                      2,209              36,448
Edison International                                   8,040             331,087
El Paso Electric Company *                             1,338              25,476
Empire District Electric Company (a)                     782              17,376
Entergy Corp.                                          5,008             345,252
Exelon Corp.                                          16,496             872,638
FirstEnergy Corp.                                      8,021             392,227
Florida Public Utilities Company                         757   $          10,712
FPL Group, Inc.                                        9,653             387,471
Great Plains Energy, Inc. (a)                          1,901              53,513
Green Mountain Power Corp. (a)                           415              11,989
Hawaiian Electric Industries, Inc. (a)                 1,938              52,578
IDACORP, Inc.                                          1,116              36,292
ITC Holdings Corp. (a)                                   690              18,113
MGE Energy, Inc. (a)                                     591              19,609
Mirant Corp. * (a)                                     5,974             149,350
Northeast Utilities                                    3,421              66,812
NorthWestern Corp.                                       725              22,577
NSTAR                                                  2,561              73,270
OGE Energy Corp.                                       2,318              67,222
Otter Tail Corp. (a)                                     635              18,218
Pepco Holdings, Inc.                                   4,640             105,746
PG&E Corp.                                             9,111             354,418
Pike Electric Corp. *                                    804              16,892
Pinnacle West Capital Corp.                            2,287              89,422
PNM Resources, Inc.                                    1,663              40,577
PPL Corp.                                              9,351             274,919
Public Service Enterprise Group, Inc.                  5,832             373,481
Puget Energy, Inc.                                     2,577              54,581
Quanta Services, Inc. * (a)                            3,118              49,950
Reliant Energy, Inc. * (a)                             7,685              81,307
Sierra Pacific Resources *                             3,196              44,137
TECO Energy, Inc.                                      5,139              82,841
The AES Corp. *                                       16,182             276,065
The Southern Company (a)                              18,109             593,432
UIL Holding Corp. (a)                                    379              19,841
Unisource Energy Corp.                                   934              28,487
Unitil Corp.                                             538              14,047
Westar Energy, Inc.                                    2,349              48,883
Wisconsin Energy Corp.                                 2,711             108,413
WPS Resources Corp. (a)                                  922              45,381
                                                               -----------------
                                                                       8,363,966
ELECTRONICS - 0.80%
Adaptec, Inc. * (a)                                    3,587              19,836
Agere Systems, Inc. *                                  4,734              71,199
Agilent Technologies, Inc. *                          10,065             377,941
Amphenol Corp., Class A                                2,129             111,091
Analogic Corp. (a)                                       383              25,355
Ansoft Corp. *                                           422              17,593
Arrow Electronics, Inc. *                              2,693              86,903
Avnet, Inc. *                                          3,424              86,901
AVX Corp. (a)                                          4,492              79,508
Bel Fuse, Inc., Class B                                  429              15,028
Belden CDT, Inc.                                       1,323              36,025
Bookham, Inc * (a)                                     4,910              46,841
Checkpoint Systems, Inc. *                             1,006              27,041
CTS Corp. (a)                                          1,207              16,150
Cubic Corp. (a)                                          854              20,445

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
Daktronics, Inc. (a)                                     610   $          22,265
Dolby Laboratories, Inc. *                             2,801              58,541
Electro Scientific Industries, Inc. * (a)                818              18,102
Enersys *                                              1,390              19,182
FEI Company * (a)                                        999              19,830
Franklin Electric, Inc. (a)                              650              35,523
Garmin, Ltd. (a)                                       2,654             210,807
Harman International Industries, Inc.                  1,625             180,586
Hutchinson Technology, Inc. * (a)                        742              22,386
Identix, Inc. *                                        2,875              22,885
II-VI, Inc. *                                            896              16,209
Imation Corp.                                            824              35,358
Integrated Silicon Solution, Inc. *                    1,390               9,230
Itron, Inc. * (a)                                        598              35,790
Jabil Circuit, Inc. *                                  4,984             213,614
Keithley Instruments, Inc. (a)                           772              11,858
Kemet Corp. * (a)                                      2,834              26,838
L-3 Communications Holdings, Inc.                      2,885             247,504
LoJack Corp. * (a)                                       589              14,124
Measurement Specialties, Inc. * (a)                      461              12,055
Medis Technologies, Ltd. * (a)                           909              21,207
Mentor Graphics Corp. *                                2,276              25,150
Mercury Computer Systems, Inc. * (a)                     614               9,947
Multi-Fineline Electronix, Inc. * (a)                    663              38,779
OSI Systems, Inc. *                                      637              13,460
Park Electrochemical Corp. (a)                           615              18,143
Photon Dynamics, Inc. *                                  571              10,706
Portalplayer, Inc. * (a)                                 664              14,761
Rogers Corp. * (a)                                       504              27,458
Sanmina-SCI Corp. *                                   13,608              55,793
Solectron Corp. *                                     24,787              99,148
Supertex, Inc. * (a)                                     369              13,882
Sycamore Networks, Inc. *                              7,941              37,323
Synopsys, Inc. *                                       3,672              82,069
Taser International, Inc. * (a)                        1,866              19,761
Technitrol, Inc.                                       1,290              30,934
Teleflex, Inc.                                           965              69,123
Thermo Electron Corp. *                                3,880             143,909
Thomas & Betts Corp. *                                 1,506              77,378
Trimble Navigation, Ltd. *                             1,392              62,710
TTM Technologies, Inc. *                               1,441              20,880
Universal Display Corp. * (a)                          1,117              16,062
Vishay Intertechnology, Inc. *                         4,599              65,490
Woodhead Industries, Inc.                                732              12,151
X-Rite, Inc.                                             956              12,696
Zebra Technologies Corp., Class A *                    1,763              78,841
                                                               -----------------
                                                                       3,348,305
ENERGY - 0.70%
Alon USA Energy, Inc. *                                1,141              28,091
Covanta Holding Corp. * (a)                            3,717              61,962
Duke Energy Corp.                                     22,866             666,544
Energen Corp.                                          1,776   $          62,160
Energy East Corp.                                      3,541              86,046
Evergreen Solar, Inc. * (a)                            1,785              27,489
Fuelcell Energy, Inc. * (a)                            1,584              18,169
Hanover Compressor Company * (a)                       2,532              47,146
Headwaters, Inc. * (a)                                 1,073              42,695
KFx, Inc. * (a)                                        1,856              33,779
MDU Resources Group, Inc.                              2,881              96,370
New Jersey Resources Corp. (a)                           616              27,874
NRG Energy, Inc. * (a)                                 2,950             133,399
Ormat Technologies, Inc. (a)                             953              36,309
Pacific Ethanol, Inc. * (a)                            1,002              21,633
Pioneer Drilling Company *                             1,275              20,948
Progress Energy, Inc.                                  6,022             264,848
SCANA Corp.                                            2,570             100,847
Sempra Energy                                          5,791             269,050
Southwestern Energy Company *                          3,886             125,090
SunPower Corp., Class A. * (a)                         1,526              58,232
TXU Corp.                                             11,797             528,034
Xcel Energy, Inc.                                     10,021             181,881
                                                               -----------------
                                                                       2,938,596
FINANCIAL SERVICES - 7.14%
A.G. Edwards, Inc.                                     1,848              92,141
Accredited Home Lenders Holding Company
   * (a)                                                 564              28,866
Ace Cash Express, Inc. * (a)                             486              12,097
Advance America Cash Advance Centers,
   Inc. (a)                                            2,342              33,678
Advanta Corp., Class A                                   895              30,511
Affiliated Managers Group, Inc. * (a)                    775              82,623
AllianceBernstein Holding LP * (a)                     2,002             132,632
Americredit Corp. *                                    3,499             107,524
Ameriprise Financial, Inc.                             6,144             276,849
Asset Acceptance Capital Corp. *                       1,057              20,580
Asta Funding, Inc. (a)                                   416              13,836
Bankrate, Inc. * (a)                                     447              19,471
Bay View Capital Corp. * (a)                             830              14,483
Bear Stearns Companies, Inc.                           2,698             374,213
Blackrock, Inc., Class A                               1,347             188,580
Calamos Asset Management, Inc.                           685              25,619
Capital One Financial Corp.                            7,000             563,640
Capitalsource, Inc. (a)                                3,663              91,135
Charles Schwab Corp.                                  32,142             553,164
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                    1,503              30,511
Cheviot Financial Corp. (a)                            1,090              13,069
Chicago Merchantile Exchange Holdings,
   Inc.                                                  847             379,032
CIT Group, Inc.                                        5,223             279,535
Citigroup, Inc.                                      125,670           5,935,394
City Holding Company (a)                                 455              16,739
Cohen & Steers, Inc. (a)                               1,061              25,995
Commercial Capital Bancorp, Inc. (a)                   1,583              22,257
Countrywide Financial Corp.                           14,643             537,398

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Cross Timbers Royalty Trust (a)                          315   $          14,673
Delphi Financial Group, Inc. (a)                         839              43,318
E*TRADE Financial Corp. *                              9,216             248,648
Eaton Vance Corp.                                      3,310              90,628
Encore Capital Group, Inc. * (a)                         707              10,428
EuroBancshares, Inc. * (a)                               747               8,807
Federal Home Loan Mortgage Corp.                      16,952           1,034,072
Federal National Mortgage Association                 23,795           1,223,063
Federated Investors, Inc., Class B                     2,639             103,053
Fidelity National Information Services
   Inc                                                 2,592             105,106
Fidelity National Title Group, Inc.,
   Class A (a)                                         3,674              83,657
Financial Federal Corp. (a)                              678              19,865
Fiserv, Inc. *                                         4,677             199,006
Franklin Resources, Inc.                               6,243             588,340
Fremont General Corp. (a)                              1,997              43,055
Friedman, Billings, Ramsey Group,
   Inc. (a)                                            3,899              36,573
Fulton Financial Corp. (a)                             4,106              70,623
GFI Group, Inc. * (a)                                    729              37,842
Goldman Sachs Group, Inc.                             11,082           1,739,431
Harbor Florida Bancshares, Inc. (a)                      471              17,837
Heartland Payment Systems, Inc. * (a)                    876              21,699
Hugoton Royalty Trust, SBI (a)                         1,024              31,877
IndyMac Bancorp, Inc. (a)                              1,474              60,331
Interactive Data Corp. *                               2,433              57,176
Intercontinental Exchange Inc. * (a)                     979              67,600
International Securities Exchange,
   Inc. (a)                                            1,047              43,608
Investment Technology Group, Inc. *                    1,119              55,726
Investors Real Estate Trust, SBI (a)                   1,634              15,588
Ipayment, Inc. * (a)                                     474              20,311
iStar Financial, Inc.                                  2,425              92,829
ITLA Capital Corp. (a)                                   205               9,885
Janus Capital Group, Inc.                              5,696             131,976
Jefferies Group, Inc.                                  1,468              85,878
JPMorgan Chase & Company                              86,613           3,606,565
Kearny Financial Corp. (a)                             1,743              23,931
Knight Capital Group, Inc. *                           3,074              42,821
LaBranche & Company, Inc. * (a)                        1,966              31,082
Legg Mason, Inc.                                       2,716             340,396
Lehman Brothers Holdings, Inc.                         6,796             982,226
Leucadia National Corp. (a)                            2,661             158,755
MarketAxess Holdings, Inc. * (a)                         915              11,007
Mellon Financial Corp.                                 9,982             355,359
Merrill Lynch & Company, Inc.                         22,527           1,774,227
Moneygram International, Inc.                          2,216              68,076
Morgan Stanley                                        26,743           1,679,995
Nasdaq Stock Market, Inc. * (a)                        2,056              82,322
National Financial Partners Corp.                        949              53,637
National Health Realty, Inc., REIT (a)                   791              15,757
NBT Bancorp, Inc. (a)                                    870              20,228
Nelnet, Inc., Class A * (a)                            1,406              58,560
Nuveen Investments, Class A (a)                        1,822              87,729
NYSE Group, Inc. * (a)                                 3,034             240,445
Ocwen Financial Corp. * (a)                            2,238   $          22,872
optionsXpress Holdings, Inc.                           1,712              49,785
Piper Jaffray Companies, Inc. *                          629              34,595
PNC Financial Services Group, Inc.                     6,957             468,276
Portfolio Recovery Associates, Inc. * (a)                444              20,793
Raymond James Financial, Inc.                          2,799              82,738
Sanders Morris Harris Group, Inc. (a)                    702              11,260
SEI Investment Company                                 2,493             101,041
SLM Corp.                                             10,242             531,969
State Street Corp.                                     7,949             480,358
Stifel Financial Corp. * (a)                             437              19,084
Student Loan Corp.                                       492             114,636
SWS Group, Inc.                                          721              18,854
Synovus Financial Corp.                                7,144             193,531
T. Rowe Price Group, Inc.                              3,174             248,239
TD Ameritrade Holding Corp. *                         11,970             249,814
The First Marblehead Corp. (a)                         1,700              73,525
Thornburg Mortgage Asset Corp. (a)                     2,085              56,420
UMB Financial Corp.                                      498              34,975
United Community Financial Corp.                       1,175              14,241
United Panam Financial Corp. *                           491              15,172
Waddell & Reed Financial, Inc., Class A                2,242              51,790
Washington Mutual, Inc.                               23,815           1,014,995
Wesco Financial Corp.                                    157              62,643
World Acceptance Corp. *                                 547              14,988
WSFS Financial Corp.                                     201              12,629
                                                               -----------------
                                                                      29,946,422
FOOD & BEVERAGES - 2.83%
ARAMARK Corp., Class B                                 4,357             128,706
Bob Evans Farms, Inc.                                  1,095              32,532
Buffalo Wild Wings, Inc. * (a)                           376              15,634
Campbell Soup Company                                 10,031             325,004
Chiquita Brands International, Inc. (a)                1,165              19,537
Coca-Cola Bottling Company (a)                           298              13,708
Coca-Cola Enterprises, Inc.                           11,474             233,381
ConAgra Foods, Inc.                                   12,754             273,701
Constellation Brands, Inc., Class A *                  5,252             131,563
Corn Products International, Inc.                      1,896              56,065
Cosi, Inc. *                                           1,153              12,671
Dean Foods Company *                                   3,645             141,535
Del Monte Foods Company (a)                            5,086              60,320
Denny's Corp. * (a)                                    2,667              12,695
Domino's Pizza, Inc.                                   1,660              47,393
Farmer Brothers Company (a)                              578              12,889
Fisher Communications, Inc. * (a)                        258              11,545
Flowers Foods, Inc. (a)                                1,624              48,233
General Mills, Inc.                                    8,643             438,027
Gold Kist, Inc. *                                      1,435              18,138
H.J. Heinz Company                                     8,378             317,694
Hain Celestial Group, Inc. * (a)                       1,053              27,578
Hansen Natural Corp. * (a)                               579              72,983

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
Hershey Foods Corp.                                    6,007   $         313,746
Hormel Foods Corp.                                     3,352             113,298
J & J Snack Foods Corp.                                  546              18,340
Kellogg Company                                        9,808             431,944
Kraft Foods, Inc., Class A (a)                        41,844           1,268,292
Lance, Inc. (a)                                          948              21,330
M & F Worldwide Corp. *                                  863              12,324
McCormick & Company, Inc.                              3,265             110,553
National Beverage Corp. *                              1,469              16,996
Nuco2, Inc. *                                            480              15,235
Peets Coffee & Tea, Inc. * (a)                           450              13,500
Pepsi Bottling Group, Inc.                             5,801             176,292
PepsiAmericas, Inc.                                    3,340              81,663
PepsiCo, Inc.                                         40,812           2,358,525
Performance Food Group Company * (a)                   1,050              32,750
Pilgrim's Pride Corp. (a)                              1,663              36,037
Premium Standard Farms, Inc. (a)                         861              15,111
Ralcorp Holdings, Inc. * (a)                             786              29,907
Ruth's Chris Steak House, Inc. * (a)                     622              14,810
Sanderson Farms, Inc. (a)                                587              13,149
Sara Lee Corp.                                        19,297             345,030
Seabord Corp. (a)                                         32              51,008
Sensient Technologies Corp.                            1,315              23,736
Smithfield Foods, Inc. *                               2,709              79,482
Starbucks Corp. *                                     18,965             713,843
The Coca-Cola Company                                 59,216           2,479,374
The J.M. Smucker Company                               1,427              56,652
The Steak & Shake Company *                              873              18,420
Tootsie Roll Industries, Inc. (a)                      1,485              43,474
TreeHouse Foods, Inc. * (a)                              638              16,939
Tyson Foods, Inc., Class A                             8,690             119,401
USANA Health Sciences, Inc. * (a)                        525              21,903
William Wrigley Jr. Company                            5,406             345,984
                                                               -----------------
                                                                      11,860,580
FOREST PRODUCTS - 0.13%
Caraustar Industries, Inc. * (a)                       1,066              10,969
Deltic Timber Corp. (a)                                  400              24,240
Rayonier, Inc.                                         1,668              76,044
Weyerhaeuser Company                                   5,742             415,893
                                                               -----------------
                                                                         527,146
FUNERAL SERVICES - 0.02%
Alderwoods Group, Inc. * (a)                           1,302              23,306
Service Corp. International                            8,141              63,500
Stewart Enterprises, Inc., Class A                     3,105              17,729
                                                               -----------------
                                                                         104,535
FURNITURE & FIXTURES - 0.06%
American Woodmark Corp.                                  495              17,572
Ethan Allen Interiors, Inc. (a)                          857              36,011
Furniture Brands International, Inc. (a)               1,404              34,412
Kimball International, Inc., Class B                   1,456              21,898
La-Z-Boy, Inc. (a)                                     1,567              26,639
Leggett & Platt, Inc.                                  4,643   $         113,150
Stanley Furniture Company, Inc. (a)                      522              15,269
                                                               -----------------
                                                                         264,951
GAS & PIPELINE UTILITIES - 0.74%
AGL Resources, Inc.                                    1,802              64,962
American States Water Company (a)                        484              18,082
Aquila, Inc. *                                         7,387              29,474
Atmos Energy Corp. (a)                                 1,832              48,237
Bill Barrett Corp. * (a)                               1,230              40,086
Boardwalk Pipeline Partners LP * (a)                   2,177              47,480
California Water Service Group (a)                       522              23,516
Chesapeake Utilities Corp. (a)                           516              16,120
Copano Energy LLC                                        381              16,962
Crosstex Energy LP * (a)                                 644              22,534
Crosstex Energy, Inc. (a)                                380              29,431
Delta Natural Gas Company, Inc. (a)                      504              13,401
Dresser-Rand Group, Inc. *                             1,943              48,284
Dynegy, Inc., Class A * (a)                           10,389              49,867
El Paso Corp. (a)                                     16,067             193,607
Enbridge Energy Management LLC * (a)                     316              13,481
Equitable Resources, Inc.                              2,938             107,266
Global Industries, Ltd. *                              3,120              45,209
Holly Energy Partners LP (a)                             461              19,685
Inergy LP                                                628              16,799
KeySpan Corp.                                          3,772             154,162
Kinder Morgan Management LLC *                         1,546              68,024
Kinder Morgan, Inc.                                    3,157             290,412
Magellan Midstream Partners LP (a)                     1,578              51,869
Markwest Energy Partners LP (a)                          257              12,028
Markwest Hydrocarbon, Inc. (a)                           480              10,992
Maverick Tube Corp. * (a)                              1,083              57,388
Middlesex Water Company (a)                              799              15,133
National Fuel Gas Company                              1,905              62,332
Nicor, Inc. (a)                                          931              36,830
NiSource, Inc.                                         6,535             132,138
Northwest Natural Gas Company                            639              22,678
ONEOK, Inc.                                            2,378              76,690
Pacific Energy Partners LP (a)                           816              24,945
Peoples Energy Corp. (a)                                 813              28,975
Piedmont Natural Gas, Inc. (a)                         1,864              44,717
Questar Corp.                                          2,097             146,895
Semco Energy, Inc. * (a)                               1,848              10,238
South Jersey Industries, Inc.                            598              16,307
Southern Union Company (a)                             2,743              68,109
Southwest Gas Corp.                                      973              27,195
Southwest Water Company (a)                            1,080              17,215
TC Pipelines LP (a)                                      496              16,859
The Laclede Group, Inc. (a)                              565              19,447
Transmontaigne, Inc. *                                 1,339              13,136
UGI Corp.                                              2,614              55,077
Ultra Petroleum Corp. *                                3,787             235,968

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
Valero LP *                                              624   $          31,606
Vectren Corp.                                          1,864              49,172
Western Gas Resources, Inc. (a)                        1,866              90,035
WGL Holdings, Inc. (a)                                 1,114              33,888
Williams Companies, Inc.                              14,248             304,765
Williams Partners LP (a)                                 552              18,067
                                                               -----------------
                                                                       3,107,775
GOLD - 0.02%
Meridian Gold, Inc. * (a)                              2,335              69,233
Royal Gold, Inc. (a)                                     647              23,415
                                                               -----------------
                                                                          92,648
HEALTHCARE PRODUCTS - 2.91%
Adeza Biomedical Corp. *                                 684              14,453
Advanced Medical Optics, Inc. * (a)                    1,677              78,215
Align Technology, Inc. * (a)                           1,949              17,872
American Medical Systems Holdings,
   Inc. *                                              1,828              41,130
Angiodynamics, Inc. *                                    453              13,617
Arthrocare Corp. * (a)                                   657              31,418
Aspect Medical Systems, Inc. * (a)                       628              17,232
Bausch & Lomb, Inc.                                    1,275              81,218
Baxter International, Inc.                            15,188             589,446
Beckman Coulter, Inc.                                  1,499              81,800
Becton, Dickinson & Company                            6,087             374,837
Biomet, Inc.                                           6,021             213,866
Biosite, Inc. * (a)                                      450              23,369
Boston Scientific Corp. *                             20,188             465,333
Bruker BioSciences Corp. *                             3,261              17,609
C.R. Bard, Inc.                                        2,479             168,101
Caliper Life Sciences, Inc. * (a)                      1,496               9,574
Cantel Medical Corp. * (a)                               473               7,752
Cerus Corp. *                                            698               5,975
Computer Programs & Systems, Inc.                        340              17,000
Conceptus, Inc. *                                        895              11,733
Cyberonics, Inc. * (a)                                   684              17,627
Cytyc Corp. *                                          2,844              80,144
Dade Behring Holdings, Inc.                            2,160              77,134
DENTSPLY International, Inc.                           1,806             105,019
Diagnostic Products Corp. (a)                            748              35,627
DJ Orthopedics, Inc. *                                   646              25,685
Edwards Lifesciences Corp. *                           1,478              64,293
Encore Medical Corp. * (a)                             1,890               9,677
Fisher Scientific International, Inc. *                2,875             195,644
Foxhollow Technologies, Inc. * (a)                       656              20,041
Gen-Probe, Inc. *                                      1,264              69,672
Guidant Corp.                                          8,168             637,594
Haemonetics Corp. *                                      657              33,356
Health Tronics, Inc. * (a)                             1,039               8,593
Henry Schein, Inc. *                                   2,033              97,299
Hologic, Inc. *                                        1,177              65,147
ICU Medical, Inc. * (a)                                  412              14,910
IDEXX Laboratories, Inc. *                               815              70,383
Intralase Corp. * (a)                                    844   $          19,581
Inverness Medical Innovations,
   Inc. * (a)                                            645              18,531
Johnson & Johnson                                     73,071           4,327,265
Kensey Nash Corp. * (a)                                  407              11,640
Kinetic Concepts, Inc. *                               1,748              71,965
Kyphon, Inc. * (a)                                     1,104              41,069
LCA-Vision, Inc. (a)                                     563              28,212
LifeCell Corp. * (a)                                     891              20,092
Mannkind Corp. * (a)                                   1,241              25,366
Medtronic, Inc.                                       29,670           1,505,753
Merit Medical Systems, Inc. *                            854              10,257
Molecular Devices Corp. * (a)                            603              19,995
Nuvasive, Inc. * (a)                                     852              16,060
Owens & Minor, Inc.                                    1,027              33,655
Patterson Companies, Inc. *                            3,385             119,152
PetMed Express, Inc. * (a)                               561               9,969
Polymedica Corp. (a)                                     695              29,440
PSS World Medical, Inc. *                              1,799              34,703
ResMed, Inc. *                                         1,757              77,273
Respironics, Inc. *                                    1,770              68,871
Rotech Healthcare, Inc. *                                584               8,474
Somanetics Corp. * (a)                                   264               5,829
SonoSite, Inc. * (a)                                     480              19,507
Spectranetics Corp. * (a)                                666               7,872
St. Jude Medical, Inc. *                               8,991             368,631
Stereotaxis, Inc. * (a)                                1,385              17,465
STERIS Corp.                                           1,720              42,450
Stryker Corp.                                          9,883             438,212
SurModics, Inc. * (a)                                    482              17,044
Sybron Dental Specialties, Inc. *                      1,009              41,611
Symmetry Medical, Inc. *                                 961              20,383
The Cooper Companies, Inc.                             1,099              59,379
The Medicines Company *                                1,368              28,140
Thoratec Corp. * (a)                                   1,408              27,132
Tripath Imaging, Inc. * (a)                            1,433              10,002
Varian Medical Systems, Inc. *                         3,215             180,554
Ventana Medical Systems, Inc. * (a)                      955              39,890
Viasys Healthcare, Inc. *                                885              26,621
Wright Medical Group, Inc. * (a)                       1,018              20,106
Young Innovations, Inc. (a)                              334              12,198
Zimmer Holdings, Inc. *                                6,064             409,926
Zoll Medical Corp. *                                     402              10,589
                                                               -----------------
                                                                      12,210,259
HEALTHCARE SERVICES - 1.95%
Amedisys, Inc. * (a)                                     410              14,248
American Retirement Corp. *                              950              24,339
AMERIGROUP Corp. * (a)                                 1,295              27,247
AMN Healthcare Services, Inc. * (a)                      870              16,286
Apria Healthcare Group, Inc. * (a)                     1,257              28,886
Barrier Therapeutics, Inc. * (a)                       1,030               9,970
Brookdale Senior Living, Inc. (a)                      1,178              44,470

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE SERVICES (CONTINUED)
Capital Senior Living Corp. * (a)                      1,435   $          16,072
Cardinal Health, Inc.                                 10,523             784,174
Cerner Corp. * (a)                                     1,812              85,979
CorVel Corp. *                                           430               9,469
Covance, Inc. *                                        1,539              90,416
Coventry Health Care, Inc. *                           3,977             214,679
Cross Country Healthcare, Inc. *                         934              18,082
DaVita, Inc. *                                         2,460             148,117
Eclipsys Corp. *                                       1,383              32,653
Express Scripts, Inc. *                                3,586             315,210
Genesis HealthCare Corp. *                               528              23,200
HCA, Inc.                                             10,376             475,117
Health Net, Inc. *                                     2,798             142,194
Healthways, Inc. * (a)                                   888              45,235
Horizon Health Corp. *                                   400               7,920
Humana, Inc. *                                         3,965             208,757
IMS Health, Inc. (a)                                   5,664             145,961
Intermagnetics General Corp. * (a)                     1,182              29,609
Kindred Healthcare, Inc. * (a)                           986              24,798
Laboratory Corp. of America Holdings *                 3,204             187,370
Lincare Holdings, Inc. *                               2,444              95,218
Magellan Health Services, Inc. *                         749              30,312
McKesson Corp.                                         7,269             378,933
Medco Health Solutions, Inc. *                         7,581             433,785
Medical Staffing Network Holdings,
   Inc. * (a)                                          1,573               8,195
National Healthcare Corp. (a)                            373              14,950
Nitromed, Inc. * (a)                                     804               6,754
Odyssey Healthcare, Inc. *                             1,115              19,189
Omnicare, Inc.                                         2,628             144,514
Pediatrix Medical Group, Inc. *                          570              58,505
Per-Se Technologies, Inc. * (a)                        1,127              30,046
Phase Forward, Inc. *                                  1,337              14,894
Quest Diagnostics, Inc.                                4,901             251,421
Radiation Therapy Services, Inc. *                       650              16,582
Sierra Health Services, Inc. *                         1,410              57,387
Symbion, Inc. * (a)                                      656              14,858
The Advisory Board Company *                             478              26,658
United Surgical Partners International,
   Inc. * (a)                                          1,176              41,642
UnitedHealth Group, Inc.                              33,526           1,872,762
US Physical Therapy, Inc. * (a)                          557               9,530
WebMD Health Corp. * (a)                               1,434              59,712
Weight Watchers International, Inc.                    2,510             129,014
Wellcare Health Plans, Inc. * (a)                      1,050              47,712
Wellpoint, Inc. *                                     16,152           1,250,649
                                                               -----------------
                                                                       8,183,680
HOLDINGS COMPANIES/CONGLOMERATES - 3.10%
Berkshire Hathaway, Inc., Class A *                       38           3,433,300
General Electric Company                             260,698           9,067,076
Loews Corp.                                            4,658             471,390
United Industrial Corp. (a)                              371              22,605
                                                               -----------------
                                                                      12,994,371
HOMEBUILDERS - 0.44%
Beazer Homes USA, Inc. (a)                             1,015   $          66,686
Centex Corp.                                           3,118             193,285
Champion Enterprises, Inc. *                           2,044              30,578
D.R. Horton, Inc.                                      7,640             253,801
Hovnanian Enterprises, Inc.,
   Class A * (a)                                       1,487              65,324
KB Home                                                2,307             149,909
Lennar Corp., Class A                                  3,753             226,606
M.D.C. Holdings, Inc. (a)                              1,053              67,718
M/I Homes, Inc. (a)                                      342              16,074
Meritage Homes Corp. * (a)                               654              35,944
NVR, Inc. * (a)                                          152             112,320
Orleans Homebuilders, Inc. (a)                           567              11,487
Palm Harbor Homes, Inc. * (a)                            792              16,973
Pulte Homes, Inc.                                      6,300             242,046
Ryland Group, Inc. (a)                                 1,136              78,838
Standard Pacific Corp.                                 1,638              55,070
Toll Brothers, Inc. *                                  3,783             131,005
Walter Industries, Inc. (a)                              981              65,354
William Lyon Homes, Inc. * (a)                           217              20,763
                                                               -----------------
                                                                       1,839,781
HOTELS & RESTAURANTS - 1.04%
AFC Enterprises, Inc. * (a)                              877              12,190
Ameristar Casinos, Inc.                                1,497              38,608
Applebee's International, Inc. (a)                     2,049              50,303
Aztar Corp. *                                            927              38,925
BJ's Restaurants, Inc. *                                 655              17,685
Boyd Gaming Corp. (a)                                  2,197             109,718
Brinker International, Inc.                            2,065              87,246
California Pizza Kitchen, Inc. * (a)                     575              18,659
CBRL Group, Inc.                                       1,149              50,453
CEC Entertainment, Inc. * (a)                            961              32,309
Chipotle Mexican Grill, Inc. *                           781              43,259
Choice Hotels, Inc.                                    1,681              76,956
CKE Restaurants, Inc. (a)                              1,734              30,172
Darden Restaurants, Inc.                               3,610             148,118
Hilton Hotels Corp.                                    9,447             240,521
IHOP Corp. (a)                                           562              26,942
Interstate Hotels & Resorts, Inc. *                    2,180              11,663
Jack In the Box, Inc. *                                  962              41,847
Jameson Inns, Inc. * (a)                              16,574              40,606
Kerzner International, Ltd. * (a)                        802              62,412
Krispy Kreme Doughnuts, Inc. * (a)                     1,866              16,757
Landry's Restaurants, Inc. (a)                           634              22,399
Lone Star Steakhouse & Saloon, Inc.                      585              16,626
Luby's Cafeterias, Inc. *                                714               8,918
Marcus Corp.                                             987              19,691
Marriott International, Inc., Class A                  5,261             360,905
McCormick & Schmick's Seafood
   Restaurants, Inc. * (a)                               640              16,301
McDonald's Corp.                                      31,138           1,069,902
O'Charley's, Inc. * (a)                                  674              12,442
Orient Express Hotels, Ltd.                            1,348              52,882

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Outback Steakhouse, Inc.                               1,741   $          76,604
P.F. Chang's China Bistro, Inc. * (a)                    698              34,404
Panera Bread Company, Class A *                          785              59,016
Papa Johns International, Inc. * (a)                     926              30,382
RARE Hospitality International, Inc. *                   960              33,437
Red Robin Gourmet Burgers, Inc. * (a)                    450              21,240
Ruby Tuesday, Inc. (a)                                 1,600              51,328
Ryan's Restaurant Group, Inc. *                        1,265              18,342
Sonic Corp. *                                          1,444              50,728
Starwood Hotels & Resorts Worldwide, Inc.              5,339             361,610
Texas Roadhouse, Inc., Class A * (a)                   1,964              33,565
The Cheesecake Factory, Inc. *                         1,939              72,615
Triarc Companies, Inc.                                 2,078              36,323
Wendy's International, Inc.                            2,768             171,782
Wynn Resorts, Ltd. * (a)                               2,500             192,125
Yum! Brands, Inc.                                      6,864             335,375
                                                               -----------------
                                                                       4,354,291
HOUSEHOLD APPLIANCES - 0.13%
Bassett Furniture Industries, Inc. (a)                   689              13,746
Black & Decker Corp.                                   1,923             167,089
Consolidated Tomoka Land Company (a)                     172              10,686
Drew Industries, Inc. * (a)                              610              21,685
Jacuzzi Brands, Inc. * (a)                             2,205              21,675
Lifetime Brands, Inc. (a)                                569              16,040
Maytag Corp. (a)                                       2,114              45,092
National Presto Industries, Inc. (a)                     327              16,079
Technical Olympic USA, Inc. (a)                        1,501              30,545
The Toro Company                                       1,004              47,941
Whirlpool Corp. (a)                                    1,559             142,602
                                                               -----------------
                                                                         533,180
HOUSEHOLD PRODUCTS - 0.25%
Blyth, Inc.                                            1,103              23,185
Central Garden & Pet Company *                           527              28,005
Church & Dwight, Inc.                                  1,571              58,001
Energizer Holdings, Inc. *                             1,720              91,160
Fortune Brands, Inc.                                   3,522             283,979
iRobot Corp. * (a)                                       343               9,535
Martha Stewart Living
   Omnimedia, Inc., Class A * (a)                      1,424              24,009
Newell Rubbermaid, Inc.                                6,692             168,572
Select Comfort Corp. * (a)                               958              37,889
Tempur-Pedic International, Inc. * (a)                 2,596              36,733
The Clorox Company                                     3,563             213,246
Tupperware Corp.                                       1,546              31,832
TurboChef Technologies, Inc. * (a)                       860              10,492
Water Pik Technology, Inc. * (a)                         557              15,434
WD-40 Company                                            574              17,708
                                                               -----------------
                                                                       1,049,780
HOUSING & URBAN DEVELOPMENT - 0.00%
Cavco Industries, Inc. *                                 331              16,083
INDUSTRIAL MACHINERY - 1.11%
Actuant Corp., Class A                                   705   $          43,160
AGCO Corp. * (a)                                       2,136              44,301
Alamo Group, Inc. (a)                                    529              11,712
Albany International Corp., Class A                      832              31,691
Badger Meter, Inc. (a)                                   281              16,011
Briggs & Stratton Corp.                                1,284              45,415
Cascade Corp.                                            355              18,762
Caterpillar, Inc.                                     16,715           1,200,304
Ceradyne, Inc. * (a)                                     677              33,782
Circor International, Inc.                               529              15,447
Cognex Corp. (a)                                       1,242              36,813
Cooper Cameron Corp. *                                 2,652             116,900
Cummins, Inc.                                          1,050             110,355
Deere & Company                                        5,805             458,885
Dionex Corp. * (a)                                       573              35,228
Donaldson Company, Inc.                                2,028              68,526
Dover Corp.                                            4,844             235,225
Energy Conversion Devices, Inc. * (a)                    800              39,344
EnPro Industries, Inc. * (a)                             614              21,060
Flowserve Corp. *                                      1,387              80,918
FMC Technologies, Inc. *                               1,668              85,435
Gardner Denver, Inc. *                                   568              37,034
Gehl Company * (a)                                       385              12,751
Gorman Rupp Company                                      586              14,298
Graco, Inc.                                            1,685              76,549
Grant Prideco, Inc. *                                  3,197             136,959
IDEX Corp.                                             1,195              62,343
Ingersoll-Rand Company, Class A                        7,935             331,604
ITT Industries, Inc.                                   4,424             248,717
Kadant, Inc. * (a)                                       581              13,189
Kennametal, Inc.                                         911              55,698
Lindsay Manufacturing Company (a)                        490              13,274
Lufkin Industries, Inc. (a)                              404              22,398
Manitowoc, Inc.                                          717              65,355
Metropolitan Pro Corp.                                   896              11,863
Middleby Corp. * (a)                                     248              20,763
NACCO Industries, Inc., Class A (a)                      218              33,563
NATCO Group, Inc. *                                      653              17,696
Pall Corp.                                             3,042              94,880
Parker-Hannifin Corp.                                  2,823             227,562
Presstek, Inc. * (a)                                   1,281              15,244
Quixote Corp. (a)                                        477              11,806
Robbins & Myers, Inc. (a)                                483              10,433
Rofin Sinar Technologies, Inc. *                         489              26,470
Rush Enterprises, Inc., Class B *                        872              14,536
Sauer-Danfoss, Inc. (a)                                1,423              32,658
Stewart & Stevenson Services, Inc.                       755              27,542
Tecumseh Products Company, Class A (a)                   607              14,896
Tennant Company                                          305              15,958
Tredegar Industries, Inc.                              1,136              18,074
Valmont Industries, Inc. (a)                             701              29,470
W.W. Grainger, Inc.                                    2,121             159,817

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY (CONTINUED)
Watts Industries, Inc., Class A                          901   $          32,742
                                                               -----------------
                                                                       4,655,416
INDUSTRIALS - 0.12%
Brookfield Homes Corp. (a)                               724              37,547
Clean Harbors, Inc. * (a)                                490              14,538
Crane Company                                          1,506              61,761
Fastenal Company (a)                                   3,733             176,720
Foster Wheeler, Ltd. *                                 2,023              95,708
GrafTech International, Ltd. * (a)                     2,934              17,898
Harsco Corp.                                             987              81,546
Intevac, Inc. *                                          890              25,614
Lawson Products, Inc.                                    327              13,387
                                                               -----------------
                                                                         524,719
INSURANCE - 4.61%
21st Century Insurance Group (a)                       2,521              39,832
ACE, Ltd.                                              7,052             366,775
Aetna, Inc.                                           14,090             692,383
Affirmative Insurance Holdings, Inc. (a)                 743               9,815
AFLAC, Inc.                                           12,396             559,431
Alfa Corp. (a)                                         2,297              39,371
Alleghany Corp. *                                        198              57,286
Allstate Corp.                                        16,653             867,788
Ambac Financial Group, Inc.                            2,584             205,686
American Equity Investment Life Holding
   Company (a)                                         1,163              16,677
American Financial Group, Inc.                         1,917              79,766
American Independence Corp. *                          1,047              12,564
American International Group, Inc.                    63,905           4,223,481
American National Insurance Company                      652              73,076
American Physicians Capital, Inc. * (a)                  355              17,040
Amerus Group Company                                     938              56,505
Aon Corp.                                              7,901             327,971
Arch Cap Group, Ltd. *                                   785              45,326
Argonaut Group, Inc. * (a)                               829              29,471
Arthur J. Gallagher & Company (a)                      2,308              64,186
Aspen Insurance Holdings, Ltd.                         1,425              35,141
Assurant, Inc.                                         3,523             173,508
Assured Guaranty, Ltd.                                 1,717              42,925
Axis Capital Holdings, Ltd.                            3,019              90,268
Baldwin & Lyons, Inc., Class B (a)                       652              17,311
Bristol West Holdings, Inc. (a)                          981              18,884
Brown & Brown, Inc.                                    3,426             113,743
Ceres Group, Inc. *                                    2,148              11,857
Chubb Corp.                                            4,876             465,365
CIGNA Corp.                                            3,232             422,164
Cincinnati Financial Corp.                             4,258             179,134
Citizens, Inc. Class A * (a)                           2,076              10,712
CNA Financial Corp. * (a)                              6,508             207,215
CNA Surety Corp. * (a)                                 1,332              22,284
Commerce Group, Inc.                                     866              45,759
Conseco, Inc. *                                        3,755              93,199
Crawford & Company, Class B (a)                        1,928   $          11,568
Direct General Corp. (a)                                 778              13,234
Donegal Group, Inc., Class B                             674              15,839
EMC Insurance Group, Inc. (a)                            958              26,699
Endurance Specialty Holdings, Ltd.                     1,145              37,270
Erie Indemnity Company, Class A (a)                    1,540              81,066
Everest Re Group, Ltd.                                 1,215             113,445
FBL Financial Group, Inc., Class A (a)                   895              30,833
Fidelity National Financial, Inc.                      4,278             151,997
First Acceptance Corp. * (a)                           1,634              21,732
First American Corp.                                   2,330              91,243
FPIC Insurance Group, Inc. * (a)                         376              14,213
Genworth Financial, Inc.                              11,537             385,682
Great American Financial Resources,
   Inc. (a)                                            1,461              28,826
Hanover Insurance Group, Inc.                          1,423              74,594
Harleysville Group, Inc. (a)                             885              26,276
Hartford Financial Services Group, Inc.                7,411             596,956
HCC Insurance Holdings, Inc.                           2,596              90,341
Hilb, Rogal and Hamilton Company (a)                     909              37,469
Horace Mann Educators Corp.                            1,166              21,921
Independence Holding Company                             736              16,972
Infinity Property & Casualty Corp. (a)                   550              22,957
IPC Holdings, Ltd.                                     1,141              32,005
James River Group, Inc. *                                644              17,336
Jefferson-Pilot Corp. (a)                              3,114             174,197
Kansas City Life Insurance Company (a)                   330              16,909
KMG America Corp. *                                    1,222              10,460
LandAmerica Financial Group, Inc. (a)                    458              31,075
Lincoln National Corp.                                 4,087             223,109
Markel Corp. *                                           254              85,771
Marsh & McLennan Companies, Inc.                      12,925             379,478
Max Re Capital, Ltd.                                   1,084              25,799
MBIA, Inc.                                             3,350             201,436
Mercury General Corp.                                  1,384              75,982
MetLife, Inc.                                         18,107             875,836
MGIC Investment Corp.                                  2,336             155,648
Midland Company (a)                                      534              18,679
Montpelier Re Holdings, Ltd. (a)                       1,980              32,274
National Interstate Corp. *                              724              15,747
National Western Life Insurance Company,
   Class A *                                              85              19,745
Nationwide Financial Services, Inc., Class A           2,303              99,075
Navigators Group, Inc. *                                 389              19,294
Nymagic, Inc.                                            595              17,749
Odyssey Re Holdings Corp. (a)                          1,688              36,630
Ohio Casualty Corp.                                    1,615              51,196
Old Republic International Corp.                       5,632             122,890
PartnerRe, Ltd.                                        1,064              66,064
Philadelphia Consolidated Holding Corp. * (a)          1,743              59,506
Phoenix Companies, Inc.                                2,874              46,846
PICO Holdings, Inc. * (a)                                455              14,965
Platinum Underwriters Holdings, Ltd.                     801              23,309

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
PMA Capital Corp., Class A * (a)                       1,524   $          15,514
PMI Group, Inc. (a)                                    2,259             103,733
Presidential Life Corp. (a)                            1,029              26,147
Primus Guaranty, Ltd. *                                1,254              13,982
Principal Financial Group, Inc.                        6,854             334,475
ProAssurance Corp. *                                     803              41,756
Progressive Corp.                                      4,901             510,978
Protective Life Corp.                                  1,617              80,430
Prudential Financial, Inc.                            12,869             975,599
PXRE Group, Ltd. (a)                                     811               2,652
Radian Group, Inc.                                     2,104             126,766
Reinsurance Group of America, Inc.                     1,534              72,543
RenaissanceRe Holdings, Ltd.                           1,482              64,645
RLI Corp.                                                684              39,193
SAFECO Corp.                                           3,106             155,952
Safety Insurance Group, Inc. (a)                         470              21,460
Scottish Re Group, Ltd. (a)                              822              20,394
SeaBright Insurance Holdings, Inc. *                     913              15,904
Selective Insurance Group, Inc. (a)                      734              38,902
St. Paul Travelers Companies, Inc.                    17,119             715,403
Stancorp Financial Group, Inc.                         1,376              74,455
State Auto Financial Corp.                             1,111              37,452
Stewart Information Services Corp. (a)                   448              21,092
Torchmark, Inc.                                        2,347             134,014
Tower Group, Inc. (a)                                    782              18,064
Transatlantic Holdings, Inc. (a)                       1,681              98,254
Triad Guaranty, Inc. * (a)                               426              19,979
U.S.I. Holdings Corp. *                                1,456              23,485
UICI (a)                                               1,177              43,537
United Fire & Casualty Company (a)                       551              18,128
Unitrin, Inc.                                          1,777              82,648
Universal American Financial Corp. *                   1,579              24,317
UnumProvident Corp. (a)                                7,369             150,917
W.R. Berkley Corp.                                     3,156             183,237
White Mountains Insurance Group,
   Ltd. (a)                                              272             161,704
XL Capital, Ltd., Class A                              3,724             238,746
Zenith National Insurance Corp.                          805              38,745
                                                               -----------------
                                                                      19,339,244
INTERNATIONAL OIL - 0.96%
Anadarko Petroleum Corp.                               5,752             581,010
APCO Argentina, Inc. (a)                                 289              23,770
ATP Oil & Gas Corp. *                                    785              34,469
Callon Petroleum Company * (a)                           684              14,378
Cheniere Energy, Inc. * (a)                            1,378              55,905
ConocoPhillips                                        34,253           2,163,077
Kerr-McGee Corp.                                       2,820             269,254
Nabors Industries, Ltd. *                              3,857             276,084
Noble Corp.                                            3,207             260,088
Parker Drilling Company *                              2,920              27,068
Weatherford International, Ltd. *                      7,442             340,471
                                                               -----------------
                                                                       4,045,574
INTERNET CONTENT - 0.36%
Alloy Inc. * (a)                                         493   $           6,611
Audible, Inc. * (a)                                      667               7,010
Autobytel, Inc. * (a)                                  1,954               9,418
CMGI, Inc. * (a)                                      13,893              20,562
CNET Networks, Inc. *                                  3,872              55,021
Digitas, Inc. *                                        2,453              35,323
Harris Interactive, Inc. * (a)                         2,599              14,606
InfoSpace, Inc. * (a)                                    880              24,596
Internet Cap Group, Inc. * (a)                         1,364              12,849
iVillage, Inc. * (a)                                   2,281              19,183
Jupitermedia Corp. * (a)                                 974              17,512
NetFlix, Inc. * (a)                                    1,442              41,804
Netratings, Inc. * (a)                                 1,079              14,297
ProQuest Company * (a)                                   776              16,599
RightNow Technologies, Inc. * (a)                        964              15,299
Safeguard Scientifics, Inc. * (a)                      5,814              14,361
Schawk, Inc., Class A (a)                                701              18,233
The Knot, Inc. * (a)                                     650              11,765
Travelzoo, Inc. * (a)                                    472               9,242
WebSideStory, Inc. *                                     601              10,331
Yahoo!, Inc. *                                        34,919           1,126,487
                                                               -----------------
                                                                       1,501,109
INTERNET RETAIL - 0.56%
1-800-Flowers.com, Inc. * (a)                          2,472              17,551
Amazon.com, Inc. *                                    10,114             369,262
Ariba, Inc. * (a)                                      2,215              21,663
Blue Nile, Inc. * (a)                                    513              18,052
Drugstore.com, Inc. * (a)                              3,162               9,771
eBay, Inc. *                                          34,019           1,328,782
Expedia, Inc. *                                        8,965             181,721
HomeStore, Inc. *                                      4,230              27,749
IAC/InterActiveCorp. * (a)                             8,337             245,691
Nutri/System, Inc. * (a)                                 881              41,865
Overstock.com, Inc. * (a)                                572              17,057
Priceline.com, Inc. * (a)                              1,083              26,902
Stamps.com, Inc. * (a)                                   691              24,365
                                                               -----------------
                                                                       2,330,431
INTERNET SERVICE PROVIDER - 0.75%
Avocent Corp. *                                        1,299              41,230
C-COR.net Corp. * (a)                                  1,708              14,928
Earthlink, Inc. * (a)                                  3,634              34,705
Entrust, Inc. *                                        2,342              10,539
eSPEED, Inc., Class A * (a)                            1,918              15,286
Google, Inc., Class A *                                7,206           2,810,340
Online Resources Corp. * (a)                             967              12,571
Redback Networks, Inc. * (a)                           1,528              33,142
Salesforce.Com, Inc. * (a)                             2,661              96,674
Terremark Worldwide, Inc. * (a)                        1,611              13,694
TriZetto Group, Inc. * (a)                             1,250              21,988
United Online, Inc. (a)                                1,812              23,302
                                                               -----------------
                                                                       3,128,399

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE - 0.43%
ActivIdentity Corp. *                                  2,377   $           9,960
Agile Software Corp. *                                 1,817              13,864
Akamai Technologies, Inc. * (a)                        3,538             116,365
Checkfree Corp. *                                      2,271             114,686
Cybersource Corp. *                                    1,418              15,825
Digital River, Inc. * (a)                                910              39,685
eResearch Technology, Inc. * (a)                       1,491              21,455
F5 Networks, Inc. *                                      971              70,388
Internet Security Systems, Inc. *                      1,242              29,783
Interwoven, Inc. *                                     1,408              12,658
Juniper Networks, Inc. *                              13,521             258,522
Keynote Systems, Inc. * (a)                              917              10,490
Lionbridge Technologies, Inc. * (a)                    1,551              12,268
MatrixOne, Inc. *                                      2,118              15,165
McAfee, Inc. *                                         4,042              98,342
NIC, Inc. * (a)                                        2,270              13,915
Openwave Systems, Inc. * (a)                           2,022              43,635
PC-Tel, Inc. *                                         1,241              11,814
RealNetworks, Inc. * (a)                               4,524              37,323
RSA Security, Inc. *                                   2,056              36,885
S1 Corp. * (a)                                         2,496              12,580
Safenet, Inc. * (a)                                      706              18,695
Sapient Corp. * (a)                                    3,592              27,407
Stellent, Inc. * (a)                                   1,188              14,090
Symantec Corp. *                                      26,813             451,263
TIBCO Software, Inc. *                                 5,718              47,802
VASCO Data Security International,
   Inc. * (a)                                          1,113               9,104
VeriSign, Inc. *                                       6,309             151,353
Vignette Corp. *                                       1,019              15,030
WebEx Communications, Inc. * (a)                       1,230              41,414
WebMethods, Inc. * (a)                                 1,994              16,789
                                                               -----------------
                                                                       1,788,555
INVESTMENT COMPANIES - 0.05%
CBOT Holdings, Inc. * (a)                              1,191             142,205
GAMCO Investors, Inc. (a)                                836              33,398
Medallion Financial Corp.                              1,041              14,106
WP Stewart & Company, Ltd. (a)                           673              14,187
                                                               -----------------
                                                                         203,896
LEISURE TIME - 1.37%
Ambassadors International, Inc.                          823              14,946
Arctic Cat, Inc. (a)                                     603              14,508
Bally Technologies, Inc. * (a)                         1,490              25,315
Blockbuster, Inc., Class A (a)                         5,142              20,414
Bluegreen Corp. *                                        856              11,316
Brunswick Corp.                                        2,357              91,593
Callaway Golf Company                                  2,096              36,051
Carmike Cinemas, Inc. (a)                                408               9,845
Carnival Corp.                                        15,532             735,751
Cedar Fair LP                                          1,203              35,188
Churchill Downs, Inc.                                    400              15,328
Dover Downs Gaming & Entertainment, Inc.                 713              15,522
Dover Motorsports, Inc. (a)                            1,735   $           9,525
DreamWorks Animation SKG, Class A * (a)                2,576              68,135
Electronic Arts, Inc. *                                7,469             408,704
Gaylord Entertainment Company * (a)                    1,067              48,420
Handleman Company (a)                                    782               7,507
Harrah's Entertainment, Inc.                           4,519             352,301
International Game Technology, Inc.                    8,449             297,574
International Speedway Corp., Class A                  1,229              62,556
Isle of Capri Casinos, Inc. * (a)                        909              30,252
K2, Inc. * (a)                                         1,334              16,742
Las Vegas Sands Corp. *                                8,785             497,758
Life Time Fitness, Inc. *                                935              43,805
Marine Products Corp. (a)                              1,265              13,902
MGM Mirage, Inc. *                                     7,066             304,474
Monarch Casino & Resort, Inc. * (a)                      649              18,425
Multimedia Games, Inc. *                                 948              14,106
Penn National Gaming, Inc. *                           2,066              87,144
Pinnacle Entertainment, Inc. * (a)                     1,215              34,227
Pixar, Inc. *                                          2,859             183,376
Polaris Industries, Inc. (a)                           1,068              58,270
Progressive Gaming International Corp. *                 948               9,072
RC2 Corp. * (a)                                          550              21,896
Regal Entertainment Group, Class A (a)                 3,652              68,694
Royal Caribbean Cruises, Ltd.                          5,009             210,478
Scientific Games Corp., Class A *                      2,266              79,605
SCP Pool Corp. (a)                                     1,364              63,985
Shuffle Master, Inc. * (a)                             1,005              35,919
Six Flags, Inc. * (a)                                  2,975              30,286
Speedway Motorsports, Inc. (a)                         1,108              42,337
Station Casinos, Inc.                                  1,593             126,436
Sturm Ruger & Company, Inc. (a)                        1,333              10,637
The Nautilus Group, Inc. (a)                             851              12,722
Topps, Inc. (a)                                        1,538              13,488
Vail Resorts, Inc. *                                     998              38,144
Walt Disney Company                                   49,197           1,372,104
West Marine, Inc. * (a)                                  663               9,952
WMS Industries, Inc. * (a)                               865              26,037
                                                               -----------------
                                                                       5,754,772
LIFE SCIENCES - 0.09%
American Ecology Corp. (a)                               747              15,224
Incyte Corp. * (a)                                     2,667              16,055
Ionatron, Inc. * (a)                                   2,040              27,560
PerkinElmer, Inc.                                      3,221              75,597
Pharmaceutical Product Development, Inc.               2,846              98,500
Senomyx, Inc. * (a)                                      773              12,724
Symyx Technologies, Inc. *                               920              25,521
Waters Corp. *                                         2,747             118,533
                                                               -----------------
                                                                         389,714
LIQUOR - 0.29%
Anheuser-Busch Companies, Inc.                        18,958             810,834
Boston Beer Company, Inc. * (a)                          560              14,566

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
LIQUOR (CONTINUED)
Brown Forman Corp., Class B                            2,924   $         225,060
Central European Distribution
   Corp. * (a)                                           465              17,879
Molson Coors Brewing Company, Class B                  2,039             139,916
                                                               -----------------
                                                                       1,208,255
MANUFACTURING - 1.59%
3M Company                                            18,836           1,425,697
Acuity Brands, Inc. (a)                                1,155              46,200
AptarGroup, Inc.                                         879              48,565
Barnes Group, Inc.                                       631              25,555
Blout International, Inc. *                            1,291              20,798
Carlisle Companies, Inc.                                 741              60,614
Coherent, Inc. *                                         885              31,072
Danaher Corp.                                          7,510             477,260
Eaton Corp.                                            3,512             256,271
ESCO Technologies, Inc. * (a)                            682              34,543
Harley-Davidson, Inc.                                  6,736             349,464
Hexcel Corp. *                                         1,654              36,338
Honeywell International, Inc.                         20,722             886,280
Illinois Tool Works, Inc.                              7,054             679,371
Kaydon Corp. (a)                                         802              32,369
Lancaster Colony Corp.                                   901              37,842
Mine Safety Appliances Company (a)                       943              39,606
Nordson Corp.                                            880              43,877
Pentair, Inc.                                          2,514             102,445
Raven Industries, Inc. (a)                               557              21,784
Reddy Ice Holdings, Inc. (a)                             602              13,370
Rockwell Automation, Inc.                              4,327             311,155
Roper Industries, Inc.                                 2,117             102,950
Snap-on, Inc.                                          1,425              54,321
SPX Corp.                                              1,885             100,697
Stanley Works                                          1,981             100,357
Tyco International, Ltd.                              49,851           1,339,995
                                                               -----------------
                                                                       6,678,796
MEDICAL-HOSPITALS - 0.23%
AmSurg Corp. * (a)                                       822              18,651
Centene Corp. *                                        1,169              34,100
Cepheid, Inc. * (a)                                    1,528              13,996
Community Health Systems, Inc. *                       2,115              76,457
DexCom, Inc. * (a)                                       826              16,743
ev3, Inc. * (a)                                        2,249              39,830
Health Management Associates, Inc.,
   Class A                                             5,894             127,133
Hythiam, Inc. * (a)                                    1,395              12,820
IRIS International, Inc. *                               571               8,925
Laserscope, Inc. * (a)                                   618              14,616
Lifepoint Hospitals, Inc. *                            1,344              41,798
Manor Care, Inc.                                       1,903              84,398
Medcath Corp. * (a)                                      559              10,688
Neurometrix, Inc. * (a)                                  342              13,317
Novavax, Inc. * (a)                                    5,801              46,292
Orthovita, Inc. * (a)                                  2,726              11,286
Palomar Medical Technologies, Inc. * (a)                 528              17,662
Psychiatric Solutions, Inc. *                          1,136   $          37,636
RehabCare Group, Inc. * (a)                              475               8,954
Sunrise Senior Living, Inc. * (a)                      1,070              41,698
Tenet Healthcare Corp. *                              11,961              88,272
Triad Hospitals, Inc. *                                2,010              84,219
Universal Health Services, Inc., Class B               1,330              67,551
VCA Antech, Inc. *                                     2,127              60,577
                                                               -----------------
                                                                         977,619
METAL & METAL PRODUCTS - 0.26%
A. M. Castle & Company (a)                               342              10,089
Commercial Metals Company                              1,446              77,347
Crown Holdings, Inc. *                                 4,208              74,650
Dynamic Materials Corp.                                  287              10,229
Earle M. Jorgensen Company *                           1,354              20,513
Gibraltar Industries, Inc.                               830              24,452
Ladish Company, Inc. * (a)                               591              17,121
Matthews International Corp., Class A                    869              33,248
Metal Management, Inc.                                   356              11,267
Mueller Industries, Inc.                               1,000              35,690
NN, Inc. (a)                                             893              11,529
Precision Castparts Corp.                              3,244             192,694
Quanex Corp.                                             626              41,710
Reliance Steel & Aluminum Company (a)                    800              75,136
Southern Copper Corp. (a)                              3,559             300,664
Timken Company                                         2,224              71,768
Titanium Metals Corp. * (a)                            1,664              80,787
                                                               -----------------
                                                                       1,088,894
MINING - 0.47%
Alliance Resource Partners LP (a)                        957              34,548
Alpha Natural Resources, Inc. *                        1,640              37,950
AMCOL International Corp. (a)                            877              25,258
Brush Wellman, Inc. *                                    708              13,983
Charles & Colvard, Ltd. (a)                              578               6,260
Cleveland-Cliffs, Inc. (a)                               544              47,393
Coeur d'Alene Mines Corp. * (a)                        6,859              44,995
Compass Minerals International, Inc. (a)                 794              19,842
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                             4,381             261,852
Glamis Gold, Ltd. * (a)                                3,165             103,432
Hecla Mining Company * (a)                             3,520              23,267
Joy Global, Inc.                                       2,882             172,257
Lincoln Electric Holding, Inc. (a)                       997              53,828
Natural Resource Partners LP (a)                         606              31,985
Newmont Mining Corp.                                   9,993             518,537
Phelps Dodge Corp.                                     4,626             372,532
RTI International Metals, Inc. *                         623              34,171
Stillwater Mining Company * (a)                        2,575              42,384
Terex Corp. *                                          1,173              92,948
USEC, Inc. (a)                                         2,392              28,824
                                                               -----------------
                                                                       1,966,246

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
MOBILE HOMES - 0.03%
Coachmen Industries, Inc.                                931   $          10,595
Fleetwood Enterprises, Inc. * (a)                      1,743              19,469
Skyline Corp. (a)                                        306              12,662
Thor Industries, Inc. (a)                              1,473              78,599
Winnebago Industries, Inc. (a)                           887              26,912
                                                               -----------------
                                                                         148,237
NEWSPAPERS - 0.16%
Dow Jones & Company, Inc. (a)                          2,079              81,705
E.W. Scripps Company, Class A                          3,692             165,069
Journal Register Company                               1,239              15,091
Knight-Ridder, Inc.                                    1,595             100,820
Lee Enterprises, Inc. (a)                              1,140              37,951
The New York Times Company, Class A (a)                3,509              88,813
Washington Post Company, Class B                         227             176,322
                                                               -----------------
                                                                         665,771
OFFICE FURNISHINGS & SUPPLIES - 0.21%
Acco Brands Corp. *                                    1,328              29,482
Avery Dennison Corp.                                   2,532             148,071
CompX International, Inc. (a)                            703              11,354
Global Imaging Systems, Inc. *                           593              22,522
Herman Miller, Inc.                                    1,657              53,703
HNI Corp.                                              1,285              75,815
IKON Office Solutions, Inc.                            3,585              51,086
Knoll, Inc.                                            1,433              30,552
Office Depot, Inc. *                                   7,591             282,689
OfficeMax, Inc.                                        1,770              53,401
Steelcase, Inc. (a)                                    3,953              71,154
The Standard Register Company (a)                      1,056              16,368
United Stationers, Inc. * (a)                            691              36,692
                                                               -----------------
                                                                         882,889
PAPER - 0.24%
Bowater, Inc.                                          1,454              43,009
Buckeye Technologies, Inc. *                           1,353              12,245
Chesapeake Corp.                                         590               8,189
International Paper Company                           12,019             415,497
MeadWestvaco Corp.                                     4,307             117,624
Neenah Paper, Inc. (a)                                   477              15,622
P.H. Glatfelter Company                                1,346              24,672
Plum Creek Timber Company, Inc.                        4,321             159,575
Potlatch Corp. * (a)                                     739              31,659
Rock-Tenn Company, Class A                             1,261              18,902
Temple-Inland, Inc.                                    2,779             123,804
Wausau-Mosinee Paper Corp.                             1,563              22,148
Xerium Technologies, Inc. (a)                          1,156              10,855
                                                               -----------------
                                                                       1,003,801
PETROLEUM SERVICES - 3.94%
Atwood Oceanics, Inc. * (a)                              420              42,424
Baker Hughes, Inc.                                     8,341             570,524
Basic Energy Services, Inc. *                          1,513              45,087
BJ Services Company                                    7,921             274,067
Bronco Drilling Company, Inc. * (a)                      569              14,965
Diamond Offshore Drilling, Inc. (a)                    3,171   $         283,805
ENSCO International, Inc.                              3,722             191,497
Exxon Mobil Corp.                                    150,724           9,173,063
GlobalSantaFe Corp.                                    5,908             358,911
Grey Wolf, Inc. * (a)                                  5,092              37,884
Gulfmark Offshore, Inc. * (a)                            605              16,819
Halliburton Company                                   12,651             923,776
Hercules Offshore, Inc. * (a)                            563              19,148
Hornbeck Offshore Services, Inc. * (a)                   637              22,977
Input/Output, Inc. * (a)                               2,379              23,100
Lone Star Technologies, Inc. *                           769              42,610
McDermott International, Inc. *                        1,719              93,600
Newpark Resources, Inc. *                              2,433              19,951
Oceaneering International, Inc. *                        691              39,594
PetroHawk Energy Corp. * (a)                           1,549              21,221
Petroleum Development Corp. *                            505              22,907
Pride International, Inc. *                            3,731             116,333
Rentech, Inc. * (a)                                    2,854              12,415
RPC, Inc.                                              1,777              40,604
Schlumberger, Ltd.                                    14,525           1,838,429
SEACOR SMIT, Inc. * (a)                                  630              49,896
Smith International, Inc.                              5,206             202,826
Superior Energy Services, Inc. *                       1,992              53,366
Superior Well Services, Inc. * (a)                       558              16,221
Tesoro Petroleum Corp.                                 1,686             115,221
Tidewater, Inc.                                        1,395              77,046
Todco, Class A *                                       1,556              61,322
Transocean, Inc. *                                     8,135             653,240
Universal Compression Holdings, Inc. *                   837              42,411
Valero Energy Corp.                                   15,327             916,248
Veritas DGC, Inc. * (a)                                  932              42,303
W-H Energy Services, Inc. *                              749              33,323
                                                               -----------------
                                                                      16,509,134
PHARMACEUTICALS - 3.92%
Abbott Laboratories                                   38,288           1,626,091
Abgenix, Inc. * (a)                                    2,389              53,753
Adams Respiratory Therapeutics,
   Inc. * (a)                                            867              34,481
Adolor Corp. * (a)                                     1,345              32,011
Alexion Pharmaceuticals, Inc. * (a)                      867              30,709
Alkermes, Inc. * (a)                                   2,425              53,471
Allergan, Inc.                                         3,525             382,512
American Pharmaceutical Partners,
   Inc. * (a)                                          1,872              53,333
AmerisourceBergen Corp.                                5,074             244,922
Amylin Pharmaceuticals, Inc. * (a)                     2,782             136,179
Anadys Pharmaceuticals, Inc. * (a)                       936              15,079
Andrx Corp. *                                          1,996              47,385
Array BioPharma, Inc. *                                1,615              14,761
Atherogenics, Inc. * (a)                               1,167              19,045
AVANIR Pharmaceuticals * (a)                             922              13,480
Barr Pharmaceuticals, Inc. *                           2,663             167,716
Bentley Pharmaceuticals, Inc. * (a)                      524               6,891

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Biocryst Pharmaceuticals, Inc. * (a)                     717   $          12,949
Bristol-Myers Squibb Company                          48,187           1,185,882
Caremark Rx, Inc. *                                   11,103             546,046
Celgene Corp. *                                        8,446             373,482
Connetics Corp. * (a)                                  1,028              17,404
Critical Therapeutics, Inc. * (a)                      1,247               6,347
Cubist Pharmaceuticals, Inc. * (a)                     1,485              34,110
Eli Lilly & Company                                   27,867           1,541,045
Encysive Pharmaceuticals, Inc. * (a)                   1,783               8,719
Endo Pharmaceutical Holdings, Inc. *                   3,321             108,962
First Horizon Pharmaceutical Corp. * (a)               1,052              26,521
Forest Laboratories, Inc. *                            8,672             387,031
Gilead Sciences, Inc. *                               11,033             686,473
Herbalife, Ltd. *                                      1,725              58,253
Hi-Tech Pharmacal Company, Inc. *                        282               7,952
Hospira, Inc. *                                        3,921             154,723
Idenix Pharmaceuticals, Inc. * (a)                     1,381              18,740
Indevus Pharmaceuticals, Inc. * (a)                    6,365              39,463
Isis Pharmaceuticals, Inc. * (a)                       2,163              19,489
King Pharmaceuticals, Inc. *                           6,064             104,604
Medicis Pharmaceutical Corp.,
   Class A (a)                                         1,436              46,814
Merck & Company, Inc.                                 54,226           1,910,382
Mylan Laboratories, Inc.                               5,423             126,898
Nastech Pharmaceutical Company,
   Inc. * (a)                                            732              13,176
Noven Pharmaceuticals, Inc. * (a)                        759              13,670
NPS Pharmaceuticals, Inc. * (a)                        1,459              12,460
Nuvelo, Inc. * (a)                                     1,597              28,459
Onyx Pharmaceuticals, Inc. * (a)                       1,011              26,549
OSI Pharmaceuticals, Inc. * (a)                        1,479              47,476
Par Pharmaceutical Companies, Inc. * (a)                 956              26,940
PDL BioPharma, Inc. * (a)                              2,798              91,774
Penwest Pharmaceuticals Company *                        847              18,371
Pfizer, Inc.                                         182,834           4,556,223
Pharmion Corp. * (a)                                     907              16,344
Pozen, Inc. * (a)                                      1,071              17,886
Prestige Brands Holdings, Inc. * (a)                   1,485              18,073
Regeneron Pharmaceuticals, Inc. * (a)                  1,603              26,658
Renovis, Inc. * (a)                                      767              16,352
Salix Pharmaceuticals, Ltd. * (a)                      1,079              17,814
Schering-Plough Corp.                                 36,441             692,015
Sepracor, Inc. *                                       2,635             128,614
Supergen, Inc. * (a)                                   1,922              10,917
Theravance, Inc. *                                     1,556              43,630
Unigene Laboratories, Inc. * (a)                       2,181               7,743
United Therapeutics Corp. * (a)                          587              38,906
Valeant Pharmaceuticals
   International (a)                                   2,490              39,467
Vertex Pharmaceuticals, Inc. *                         2,436              89,133
ViroPharma, Inc. * (a)                                 1,642              20,853
Watson Pharmaceuticals, Inc. *                         2,598              74,667
                                                               -----------------
                                                                      16,448,278
PHOTOGRAPHY - 0.05%
Eastman Kodak Company (a)                              7,159   $         203,602
PLASTICS - 0.00%
Spartech Corp.                                           894              21,456
POLLUTION CONTROL - 0.05%
Duratek, Inc. *                                          479              10,490
Republic Services, Inc.                                3,061             130,123
Stericycle, Inc. *                                     1,003              67,823
                                                               -----------------
                                                                         208,436
PUBLISHING - 0.40%
American Greetings Corp., Class A (a)                  1,725              37,294
Consolidated Graphics, Inc. *                            388              20,223
Courier Corp. (a)                                        409              18,135
Gannett Company, Inc.                                  5,936             355,685
Gemstar-TV Guide International, Inc. *                11,916              36,820
Hollinger International, Inc.,
   Class A (a)                                         2,878              24,118
John Wiley & Sons, Inc.,Class A                        1,480              56,018
Mcclatchy Company, Class A (a)                         1,118              54,614
McGraw-Hill Companies, Inc.                            9,089             523,708
Media General, Inc., Class A                             610              28,438
Meredith Corp.                                         1,079              60,197
Multi-Color Corp.                                        395              11,870
Playboy Enterprises, Inc., Class B * (a)               1,100              15,620
PRIMEDIA, Inc. * (a)                                   7,618              15,769
Readers Digest Association, Inc.,
   Class A                                             2,734              40,327
Scholastic Corp. *                                     1,047              28,018
Thomas Nelson, Inc.                                      538              15,737
Tribune Company                                        7,608             208,687
Valassis Communications, Inc. *                        1,297              38,093
Value Line, Inc.                                         333              12,321
Warner Music Group Corp.                               3,495              75,807
                                                               -----------------
                                                                       1,677,499
RAILROADS & EQUIPMENT - 0.59%
Burlington Northern Santa Fe Corp.                     9,110             759,136
CSX Corp.                                              5,165             308,867
Florida East Coast Indiana, Inc. (a)                     910              49,049
GATX Corp. (a)                                         1,255              51,819
Genesee & Wyoming, Inc., Class A *                     1,049              32,168
Greenbrier Company, Inc. (a)                             480              19,224
Kansas City Southern * (a)                             1,973              48,733
Norfolk Southern Corp.                                 9,948             537,889
PAM Transportation Services, Inc. * (a)                  634              15,628
RailAmerica, Inc. * (a)                                1,320              14,071
Union Pacific Corp.                                    6,400             597,440
Wabtec Corp.                                           1,237              40,326
                                                               -----------------
                                                                       2,474,350
REAL ESTATE - 2.18%
Aames Investment Corp., REIT (a)                       1,930              10,962
Acadia Realty Trust, REIT                                882              20,771
Affordable Residential Communities,
   REIT (a)                                            1,485              15,592
Agree Realty Corp., REIT (a)                             550              17,655

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
REAL ESTATE (CONTINUED)
Alexander's, Inc., REIT * (a)                            141   $          40,749
Alexandria Real Estate Equities, Inc.,
   REIT                                                  478              45,568
AMB Property Corp., REIT                               1,997             108,377
American Campus Communities, Inc.,
   REIT (a)                                              583              15,106
American Financial Realty Trust, REIT                  3,361              39,156
American Home Mortgage Investment Corp.,
   REIT (a)                                            1,223              38,170
American Land Lease, Inc., REIT                          618              16,902
American Mortgage Acceptance Company,
   REIT (a)                                              767              12,310
American Real Estate Partners LP (a)                   1,222              56,334
Annaly Mortgage Management, Inc.,
   REIT (a)                                            2,939              35,679
Anthracite Capital, Inc., REIT (a)                     1,225              13,450
Anworth Mortgage Asset Corp., REIT                     1,245               9,786
Apartment Investment & Management
   Company, Class A, REIT                              2,356             110,496
Arbor Realty Trust, Inc. - REIT                          473              12,766
Archstone-Smith Trust, REIT                            5,064             246,971
Arden Realty, Inc., REIT (a)                           1,593              71,892
Ashford Hospitality Trust, Inc., REIT                  1,419              17,596
Associated Estates Realty Corp.,
   REIT (a)                                            1,445              16,256
Avalon Bay Communities, Inc., REIT                     1,693             184,706
Avatar Holdings, Inc., REIT * (a)                        251              15,311
Bedford Property Investments, Inc.,
   REIT (a)                                              481              12,953
BioMed Realty Trust, Inc., REIT                          874              25,905
BNP Residential Properties, Inc., REIT                   968              16,262
Boston Properties, Inc., REIT                          2,655             247,579
Boykin Lodging Company, REIT * (a)                       909              10,263
Brandywine Realty Trust, REIT                          2,026              64,346
BRE Properties, Inc., Class A, REIT                    1,195              66,920
Brookfield Properties Corp.                            1,336              45,624
BRT Realty Trust, REIT (a)                               738              18,863
California Coastal Communities,
   Inc. * (a)                                            345              12,799
Camden Property Trust, REIT                            1,198              86,316
Capital Lease Funding, Inc., REIT (a)                  1,470              16,302
Capital Trust, Inc., REIT (a)                            416              12,946
CarrAmerica Realty Corp., REIT                         1,328              59,242
CBL & Associates Properties, Inc.,
   REIT (a)                                            1,231              52,256
Cedar Shopping Centers, Inc., REIT (a)                 1,013              16,046
CentraCore Properties Trust, REIT (a)                    506              12,675
Colonial Properties Trust, REIT                          840              42,109
Commercial Net Lease Realty, REIT                      1,520              35,416
Corporate Office Properties Trust, REIT                1,040              47,570
Cousins Properties, Inc., REIT (a)                     1,233              41,219
Crescent Real Estate Equities Company,
   REIT                                                2,784              58,659
Deerfield Triarc Capital Corp., REIT                     899              12,128
Developers Diversified Realty Corp.,
   REIT                                                2,549             139,558
DiamondRock Hospitality Company (a)                    1,050              14,501
Digital Realty Trust, Inc., REIT                         840              23,663
Duke Realty Corp., REIT                                3,343             126,867
Eagle Hospitality Properties Trust,
   Inc., REIT                                          1,261              12,711
EastGroup Properties, Inc., REIT (a)                     444              21,063
Education Realty Trust, Inc., REIT (a)                   731   $          11,184
Entertainment Properties Trust, REIT                     641              26,909
Equity Inns, Inc., REIT                                1,520              24,624
Equity Lifestyle Properties, Inc., REIT                  582              28,955
Equity Office Properties Trust, REIT                   9,904             332,576
Equity One, Inc., REIT                                 1,954              47,990
Equity Residential, REIT                               7,017             328,325
Essex Property Trust, Inc., REIT                         542              58,932
Extra Space Storage, Inc., REIT                        1,097              18,857
Federal Realty Investment Trust, REIT                  1,231              92,571
Felcor Lodging Trust, Inc., REIT                       1,785              37,664
Feldman Mall Properties, Inc. (a)                        924              11,319
Fieldstone Investment Corp., REIT (a)                  1,381              16,296
First Industrial Realty Trust, Inc.,
   REIT (a)                                              951              40,598
First Potomac Realty Trust, REIT                         511              14,436
Franklin Street Properties Corp.,
   REIT (a)                                              890              18,824
General Growth Properties, Inc., REIT                  5,876             287,160
Getty Realty Corp., REIT (a)                             640              18,624
Gladstone Commercial Corp., REIT (a)                     905              18,326
Glenborough Realty Trust, Inc., REIT (a)                 928              20,184
Glimcher Realty Trust, REIT (a)                        1,169              33,200
Global Signal, Inc., REIT                              1,508              74,194
GMH Communities Trust, REIT                            1,179              13,724
Government Properties Trust, Inc., REIT                1,726              16,466
Gramercy Captial Corp., REIT (a)                         604              15,058
Health Care Property Investors, Inc.,
   REIT                                                3,275              93,010
Health Care, Inc., REIT                                1,285              48,959
Healthcare Realty Trust, Inc., REIT                    1,092              40,819
Heritage Property Investment Trust,
   REIT (a)                                            1,199              47,468
Hersha Hospitality Trust, REIT (a)                     1,446              14,156
Highland Hospitality Corp., REIT                       1,307              16,612
Highwoods Properties, Inc., REIT                       1,218              41,083
Home Properties, Inc., REIT                              738              37,712
Homebanc Corp., Georgia, REIT (a)                      2,014              17,703
Hospitality Properties Trust, REIT                     1,583              69,130
Host Marriott Corp., REIT                              8,782             187,935
Housevalues, Inc. * (a)                                  863               7,111
HRPT Properties Trust, REIT                            4,873              57,209
Impac Mortgage Holdings, Inc., REIT (a)                1,955              18,846
Inland Real Estate Corp., REIT (a)                     1,898              30,956
Innkeepers USA Trust, REIT                             1,264              21,425
Jones Lang LaSalle, Inc.                                 860              65,824
Kilroy Realty Corp., REIT                                734              56,709
Kimco Realty Corp., REIT                               5,337             216,896
Kite Realty Group Trust, REIT                            810              12,920
KKR Financial Corp., REIT                              1,101              24,695
LaSalle Hotel Properties, REIT                           857              35,137
Lexington Corporate Property Trust, REIT               1,330              27,731
Liberty Property Trust, REIT (a)                       1,948              91,868
LTC Properties, Inc., REIT                               702              16,329
Luminent Mortgage Capital, Inc.,
   REIT (a)                                            1,219               9,886
Mack-California Realty Corp., REIT                     1,325              63,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
REAL ESTATE (CONTINUED)
Maguire Properties, Inc., REIT                         1,286   $          46,939
Medical Properties Trust, Inc., REIT                   1,030              11,124
MeriStar Hospitality Corp., REIT *                     2,519              26,147
MFA Mortgage Investments, Inc., REIT (a)               2,154              13,678
Mid-America Apartment Communities, Inc.,
   REIT                                                  668              36,573
Mission West Properties, Inc., REIT                    1,383              16,250
Monmouth Real Estate Investment Corp.,
   REIT (a)                                            2,009              16,916
MortgageIT Holdings, Inc., REIT (a)                      805               8,718
National Health Investments, Inc.,
   REIT (a)                                              600              15,240
Nationwide Health Properties, Inc.,
   REIT (a)                                            1,747              37,561
New Century Financial Corp., REIT (a)                  1,331              61,253
New Plan Realty Trust, Inc., REIT (a)                  2,383              61,815
New York Mortgage Trust, Inc., REIT (a)                1,643               8,872
Newcastle Investment Corp., REIT                       1,016              24,303
NorthStar Realty Finance Corp., REIT (a)               1,254              13,731
Novastar Financial, Inc., REIT (a)                       742              24,812
Omega Healthcare Investors, REIT                       1,611              22,586
One Liberty Properties, Inc., REIT                       843              16,717
Opteum, Inc. (a)                                         873               7,473
Origen Financial, Inc. (a)                             2,054              12,488
Pan Pacific Retail Properties, Inc.,
   REIT                                                  899              63,739
Parkway Properties, Inc., REIT (a)                       305              13,322
Pennsylvania Real Estate
   Investment Trust, REIT (a)                            945              41,580
PMC Commercial Trust, REIT                             1,073              14,646
Post Properties, Inc., REIT                            1,052              46,814
ProLogis, REIT                                         5,558             297,353
PS Business Parks, Inc., REIT                            588              32,881
Public Storage, Inc., REIT                             3,013             244,746
Ramco-Gershenson Properties Trust,
   REIT (a)                                              500              15,135
Realty Income Corp., REIT (a)                          1,886              45,660
Reckson Associates Realty Corp., REIT                  1,827              83,713
Redwood Trust, Inc., REIT (a)                            533              23,090
Regency Centers Corp., REIT                            1,383              92,924
Saul Centers, Inc., REIT                                 452              19,847
Saxon Capital, Inc., REIT (a)                          1,489              15,545
Senior Housing Properties Trust, REIT                  1,825              33,033
Shurgard Storage Centers, Inc., Class A,
   REIT                                                1,142              76,091
Simon Property Group, Inc., REIT                       5,409             455,113
Sizeler Property Investors, Inc.,
   REIT (a)                                            1,053              15,542
SL Green Realty Corp., REIT                              949              96,324
Sovran Self Storage, Inc., REIT                          309              17,057
Spirit Finance Corp., REIT                             1,816              22,155
Strategic Hotel Cap, Inc., REIT                        1,088              25,329
Sun Communities, Inc., REIT                              500              17,675
Sunstone Hotel Investors, Inc., REIT                     940              27,232
Tanger Factory Outlet Centers, Inc.,
   REIT (a)                                              791              27,218
Tarragon Realty Investments, Inc. * (a)                  701              13,950
Taubman Centers, Inc., REIT                            1,389              57,880
The Macerich Company, REIT                             1,461             108,041
The Mills Corp., REIT (a)                              1,397              39,116
The St. Joe Company (a)                                1,851   $         116,317
Town & Country Trust, SBI, REIT (a)                      529              21,472
Trammell Crow Company *                                  976              34,804
Trizec Properties, Inc., REIT                          3,905             100,476
Trustreet Properties, Inc., REIT (a)                   1,801              27,357
UMH Properties, REIT *                                   882              13,503
United Capital Corp. *                                   470              11,694
United Dominion Realty Trust, Inc., REIT               3,435              98,035
Universal Health Realty Income Trust,
   REIT (a)                                              381              13,918
Urstadt Biddle Properties, Inc.,
   REIT (a)                                              957              17,226
U-Store-It Trust, REIT                                 1,086              21,883
Ventas, Inc., REIT                                     2,153              71,437
Vornado Realty Trust, REIT                             3,169             304,224
W. P. Carey & Company LLC                              1,077              28,842
Washington REIT (a)                                    1,085              39,407
Weingarten Realty Investors, REIT                      2,206              89,895
Windrose Medical Properties Trust, REIT                1,026              15,472
Winston Hotels, Inc., REIT (a)                         1,145              13,019
Winthrop Realty Trust, REIT *                          2,231              11,802
                                                               -----------------
                                                                       9,120,777
RETAIL GROCERY - 0.45%
Albertsons, Inc.                                       8,893             228,283
Arden Group, Inc. (a)                                    149              13,847
Ingles Markets, Inc.                                   1,172              20,885
Nash-Finch Company (a)                                   371              11,093
Pathmark Stores, Inc. *                                1,141              11,935
Ruddick Corp.                                          1,244              30,242
Safeway, Inc.                                         10,800             271,296
Smart & Final, Inc. * (a)                              1,051              17,226
SUPERVALU, Inc.                                        3,186              98,193
Sysco Corp.                                           15,268             489,339
The Great Atlantic & Pacific Tea
   Company, Inc. * (a)                                 1,068              37,305
The Kroger Company *                                  17,628             358,906
United Natural Foods, Inc. * (a)                       1,094              38,257
Weis Markets, Inc. (a)                                   654              29,149
Whole Foods Market, Inc.                               3,100             205,964
Wild Oats Markets, Inc. * (a)                            980              19,923
                                                               -----------------
                                                                       1,881,843
RETAIL TRADE - 4.95%
99 Cents Only Stores * (a)                             2,028              27,500
A.C. Moore Arts & Crafts, Inc. * (a)                     572              10,525
Aaron Rents, Inc., Class B (a)                         1,343              36,489
Abercrombie & Fitch Company, Class A                   2,147             125,170
Advance Auto Parts, Inc.                               2,666             111,012
Aeropostale, Inc. *                                    1,447              43,642
American Eagle Outfitters, Inc.                        3,820             114,065
AnnTaylor Stores Corp. *                               1,816              66,811
Asbury Automotive Group, Inc. *                          931              18,359
Barnes & Noble, Inc.                                   1,735              80,244
Bed Bath & Beyond, Inc. *                              7,254             278,554

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Best Buy Company, Inc.                                12,002   $         671,272
Big 5 Sporting Goods Corp. (a)                           697              13,647
Big Lots, Inc. * (a)                                   3,052              42,606
BJ's Wholesale Club, Inc. *                            1,712              53,945
Blair Corp.                                              277              11,471
Bon-Ton Stores, Inc. (a)                                 535              17,307
Borders Group, Inc.                                    1,847              46,618
Build A Bear Workshop, Inc. * (a)                        569              17,440
Building Materials Holding Corp. (a)                     708              25,233
Burlington Coat Factory Warehouse Corp.                1,113              50,586
Cabela's, Inc. * (a)                                   1,563              32,073
CarMax, Inc. *                                         2,588              84,576
Casey's General Stores, Inc.                           1,293              29,571
Cash America International, Inc. (a)                     842              25,277
Cato Corp., Class A (a)                                  882              21,045
Charlotte Russe Holding, Inc. *                          412               8,817
Charming Shoppes, Inc. * (a)                           3,032              45,086
Chico's FAS, Inc. *                                    4,406             179,060
Childrens Place Retail Stores,
   Inc. * (a)                                            723              41,862
Christopher & Banks Corp.                              1,072              24,881
Circuit City Stores, Inc.                              4,544             111,237
Citi Trends, Inc. * (a)                                  380              15,109
Claire's Stores, Inc.                                  2,384              86,563
Coldwater Creek, Inc. * (a)                            2,349              65,302
Conn's, Inc. * (a)                                       634              21,657
Cost Plus, Inc. * (a)                                    654              11,183
Costco Wholesale Corp.                                11,530             624,465
CSS Industries, Inc.                                     278               9,102
CVS Corp.                                             19,903             594,503
Deb Shops, Inc.                                          469              13,929
Dicks Sporting Goods, Inc. *                           1,295              51,373
Dillard's, Inc., Class A (a)                           2,125              55,335
Dollar General Corp.                                   7,991             141,201
Dollar Tree Stores, Inc. *                             2,705              74,847
DSW Inc., Class A * (a)                                1,168              36,582
Family Dollar Stores, Inc.                             4,078             108,475
Federated Department Stores, Inc.                      6,450             470,850
Finish Line, Inc.                                      1,326              21,813
First Cash Financial Services *                        1,108              22,149
Foot Locker, Inc.                                      3,812              91,031
Fossil, Inc. * (a)                                     1,887              35,060
Fred's, Inc., Class A (a)                              1,167              15,474
FTD Group, Inc. *                                        974               9,438
GameStop Corp., Class A *                              1,791              84,428
Gap, Inc.                                             21,518             401,956
Genesco, Inc. * (a)                                      586              22,790
Guitar Center, Inc. * (a)                                669              31,911
Hibbett Sporting Goods, Inc. * (a)                       985              32,495
Home Depot, Inc.                                      52,680           2,228,364
Hot Topic, Inc. * (a)                                  1,270              18,415
Inergy Holdings LP (a)                                   484              17,279
J. Jill Group, Inc. *                                    712              17,024
J.C. Penney Company, Inc.                              6,112   $         369,226
Jo Ann Stores, Inc. * (a)                                635               8,547
Kenneth Cole Productions, Inc.,
   Class A (a)                                           634              17,562
Kohl's Corp. *                                         8,427             446,715
Limited Brands, Inc.                                   9,797             239,635
Longs Drug Stores Corp. (a)                              947              43,827
Lowe's Companies, Inc.                                19,012           1,225,133
Marinemax, Inc. * (a)                                    499              16,726
Michael's Stores, Inc.                                 3,332             125,217
MSC Industrial Direct Company, Inc.,
   Class A                                             1,618              87,404
NBTY, Inc. * (a)                                       1,745              39,297
New York & Co., Inc. *                                 1,412              21,095
Nordstrom, Inc.                                        6,667             261,213
Pacific Sunwear of California, Inc. *                  1,916              42,459
Pantry, Inc. * (a)                                       608              37,933
Payless ShoeSource, Inc. *                             1,729              39,577
PETCO Animal Supplies, Inc. *                          1,539              36,274
PETsMART, Inc.                                         3,552              99,953
Pier 1 Imports, Inc. (a)                               2,370              27,516
RadioShack Corp.                                       3,305              63,555
Regis Corp.                                            1,107              38,169
Rent-A-Center, Inc. *                                  1,880              48,109
Retail Ventures, Inc. * (a)                            1,178              17,269
Rite Aid Corp. * (a)                                  13,707              54,828
Ross Stores, Inc.                                      3,604             105,201
Saks, Inc. *                                           3,567              68,843
School Specialty, Inc. *                                 595              20,527
Sears Holdings Corp. *                                 3,883             513,488
Sonic Automotive, Inc. (a)                               798              22,152
Spectrum Brands, Inc. * (a)                            1,330              28,888
Sports Authority, Inc. *                                 708              26,125
Staples, Inc.                                         17,880             456,298
Stein Mart, Inc.                                       1,183              20,608
Steven Madden, Ltd. *                                    546              19,383
Systemax, Inc. * (a)                                   1,358               9,805
Talbots, Inc.                                          1,333              35,818
Target Corp.                                          21,732           1,130,281
The Buckle, Inc. (a)                                     491              20,106
The Dress Barn, Inc. * (a)                               758              36,346
The Men's Wearhouse, Inc.                              1,364              49,022
The TJX Companies, Inc.                               11,646             289,054
The Yankee Candle, Inc.                                1,218              33,337
Tiffany & Co. (a)                                      3,484             130,789
Too, Inc. * (a)                                          896              30,778
Tractor Supply Company *                                 969              64,283
Transport World Entertainment
   Corp. * (a)                                         1,276               7,107
Tuesday Morning Corp. (a)                              1,133              26,161
United Rentals, Inc. * (a)                             1,964              67,758
Urban Outfitters, Inc. *                               4,077             100,050
ValueVision Media, Inc., Class A * (a)                 1,303              16,652
Walgreen Company                                      25,097           1,082,434
Wal-Mart Stores, Inc.                                102,655           4,849,422

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Williams-Sonoma, Inc. *                                2,802   $         118,805
Zale Corp. *                                           1,324              37,112
Zumiez, Inc. * (a)                                       364              22,240
                                                               -----------------
                                                                      20,742,196
SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. * (a)                    8,256             101,054
Aqua America, Inc. (a)                                 3,190              88,746
Artesian Resources Corp., Class A                        390              13,026
Casella Waste Systems, Inc., Class A *                   859              12,206
Darling International, Inc. * (a)                      3,093              14,475
Ecolab, Inc.                                           6,146             234,777
Flanders Corp. * (a)                                   1,019              11,902
Insituform Technologies, Inc., Class
   A * (a)                                               842              22,397
Nalco Holding Company *                                3,677              65,083
Waste Connections, Inc. *                              1,048              41,721
Waste Management, Inc.                                13,228             466,948
                                                               -----------------
                                                                       1,072,335
SEMICONDUCTORS - 2.78%
Actel Corp. * (a)                                        828              13,198
Advanced Analogic Technologies,
   Inc. * (a)                                          1,105              12,597
Advanced Energy Industries, Inc. * (a)                 1,181              16,688
Advanced Micro Devices, Inc. *                        11,006             364,959
Altera Corp. *                                         8,744             180,476
American Superconductor Corp. * (a)                    1,355              15,379
Amis Holdings, Inc. * (a)                              2,325              21,065
Amkor Technology, Inc. * (a)                           4,866              42,042
Analog Devices, Inc.                                   8,814             337,488
Applied Materials, Inc.                               39,656             694,377
Applied Micro Circuits Corp. *                         9,203              37,456
Asyst Technologies, Inc. *                             3,708              38,600
Atmel Corp. *                                         12,481              58,910
ATMI, Inc. * (a)                                         884              26,697
Axcelis Technologies, Inc. *                           3,094              18,131
Broadcom Corp., Class A *                             12,282             530,091
Brooks Automation, Inc. *                              2,227              31,713
Cirrus Logic, Inc. *                                   2,551              21,633
Conexant Systems, Inc. * (a)                          13,286              45,837
Credence Systems Corp. * (a)                           2,751              20,192
Cree, Inc. * (a)                                       1,931              63,356
Cymer, Inc. *                                            927              42,123
Cypress Semiconductor Corp. * (a)                      3,407              57,749
Diodes, Inc. *                                           594              24,651
DSP Group, Inc. *                                        814              23,614
Emcore Corp. * (a)                                     1,867              19,081
Emulex Corp. *                                         2,143              36,624
Entegris, Inc. *                                       3,709              39,464
Exar Corp. * (a)                                       1,159              16,551
Fairchild Semiconductor International,
   Inc. *                                              3,000              57,210
FormFactor, Inc. * (a)                                 1,039              40,854
Freescale Semiconductor, Inc., Class B *               9,746             270,646
Genesis Microchip, Inc. * (a)                            929              15,830
Hittite Microwave Corp. * (a)                            728   $          24,541
Ikanos Communications, Inc. * (a)                        571              11,254
Integrated Device Technology, Inc. *                   4,953              73,602
Intel Corp.                                          145,108           2,807,840
International Rectifier Corp. *                        1,710              70,845
Intersil Corp., Class A                                3,798             109,838
IXYS Corp. *                                           1,048               9,663
KLA-Tencor Corp.                                       4,734             228,936
Kopin Corp. * (a)                                      2,386              11,954
Kulicke & Soffa Industries, Inc. * (a)                 1,704              16,256
Lam Research Corp. *                                   3,319             142,717
Lattice Semiconductor Corp. *                          3,641              24,249
Linear Technology Corp.                                7,317             256,680
LSI Logic Corp. * (a)                                  9,725             112,421
LTX Corp. *                                            2,407              12,998
Marvell Technology Group, Ltd. *                       6,974             377,293
Mattson Technology, Inc. *                             1,633              19,596
Maxim Integrated Products, Inc.                        7,894             293,262
MEMC Electronic Materials, Inc. *                      5,220             192,722
Micrel, Inc. *                                         2,389              35,405
Microchip Technology, Inc.                             5,003             181,609
Micron Technology, Inc. *                             15,065             221,757
Microsemi Corp. *                                      1,610              46,867
MKS Instruments, Inc. *                                1,566              36,691
National Semiconductor Corp.                           8,385             233,438
Netlogic Microsystems, Inc * (a)                         526              21,677
Novellus Systems, Inc. *                               3,384              81,216
NVIDIA Corp. *                                         4,194             240,148
OmniVision Technologies, Inc. * (a)                    1,517              45,813
ON Semiconductor Corp. * (a)                           6,957              50,508
Pericom Semiconductor Corp. * (a)                      1,252              12,345
Photronics, Inc. * (a)                                 1,017              19,079
Pixelworks, Inc. *                                     1,533               7,619
PMC-Sierra, Inc. * (a)                                 4,593              56,448
Power Integrations, Inc. * (a)                           884              21,906
QLogic Corp. *                                         4,592              88,855
Rambus, Inc. *                                         2,674             105,195
Rudolph Technologies, Inc. * (a)                         696              11,867
Semitool, Inc. * (a)                                   1,295              14,724
Semtech Corp. *                                        1,939              34,689
Sigmatel, Inc. * (a)                                     993               8,679
Silicon Image, Inc. *                                  2,166              22,331
Silicon Laboratories, Inc. *                           1,353              74,347
Skyworks Solutions, Inc. * (a)                         4,267              28,973
Spansion, Inc. *                                       2,791              41,307
Stakek Holdings, Inc. * (a)                            1,367               8,475
Teradyne, Inc. *                                       4,828              74,882
Tessera Technologies, Inc. *                           1,185              38,015
Texas Instruments, Inc.                               41,775           1,356,434
Triquint Semiconductor, Inc. * (a)                     4,285              21,082
Ultratech, Inc. * (a)                                    754              18,458

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Varian Semiconductor Equipment
   Associates, Inc. * (a)                              1,351   $          37,936
Veeco Instruments, Inc. * (a)                            987              23,046
Vitesse Semiconductor Corp. * (a)                      7,135              25,543
Volterra Semiconductor Corp. * (a)                       842              16,074
Xilinx, Inc.                                           8,437             214,806
Zoran Corp. * (a)                                      1,244              27,219
                                                               -----------------
                                                                      11,637,412
SHIPBUILDING - 0.00%
Maritrans, Inc. (a)                                      452              11,042
SOFTWARE - 2.95%
Activision, Inc. *                                     6,764              93,275
Adobe Systems, Inc. *                                 14,739             514,686
Advent Software, Inc. * (a)                              841              23,901
Allscripts Healthcare Solution, Inc. *
   (a)                                                 1,185              21,697
Altiris, Inc. *                                          860              18,929
American Reprographics Company *                       1,242              43,085
ANSYS, Inc. *                                            844              45,703
Aspen Technology, Inc. * (a)                           1,136              14,370
Autodesk, Inc. *                                       5,700             219,564
Avid Technology, Inc. * (a)                            1,051              45,676
BEA Systems, Inc. *                                    9,720             127,624
Blackbaud, Inc.                                        1,298              27,505
Blackboard, Inc. *                                       704              20,001
BMC Software, Inc. *                                   5,392             116,791
Borland Software Corp. *                               2,488              13,435
Bottomline Technologies, Inc. * (a)                      701               9,625
CA, Inc.                                              14,394             391,661
CIBER, Inc. * (a)                                      1,953              12,460
Citrix Systems, Inc. *                                 4,350             164,865
Compuware Corp. *                                      9,683              75,818
Concur Technologies, Inc. * (a)                        1,136              21,050
Convera Corp. * (a)                                    1,155              11,065
Covansys Corp. *                                       1,149              19,751
Dendrite International, Inc. *                         1,224              16,708
Epicor Software Corp. * (a)                            1,485              19,943
EPIQ Systems, Inc. * (a)                                 586              11,134
Equinix, Inc. * (a)                                      649              41,679
Faro Technologies, Inc. * (a)                            502               7,153
Hyperion Solutions Corp. *                             1,465              47,759
i2 Technologies, Inc. * (a)                              605              10,406
InfoUSA, Inc. * (a)                                    1,618              21,002
Intermediate Telephone, Inc.                             814              17,452
Intuit, Inc. *                                         4,404             234,249
iPass, Inc. *                                          2,298              18,407
JDA Software Group, Inc. * (a)                           960              13,862
Keane, Inc. * (a)                                      1,789              28,177
Lawson Software, Inc. * (a)                            2,977              22,834
Macrovision Corp. *                                    1,394              30,877
Magma Design Automation, Inc. * (a)                    1,215              10,510
Manhattan Associates, Inc. *                             889              19,558
Mantech International Corp. * (a)                        795   $          26,410
MapInfo Corp. *                                          818              11,468
McDATA Corp., Class A *                                4,322              19,968
Mercury Interactive Corp. *                              936              32,573
Microsoft Corp.                                      255,182           6,943,502
MicroStrategy, Inc., Class A * (a)                       383              40,326
Midway Games, Inc. * (a)                               2,296              21,169
Monolithic Power Systems, Inc. * (a)                     601              11,203
MRO Software, Inc. * (a)                                 890              14,204
NAVTEQ Corp. *                                         2,236             113,253
Neoware Systems, Inc. * (a)                              376              11,137
NetIQ Corp. * (a)                                      1,716              19,133
Novell, Inc. *                                         9,462              72,668
Nuance Communications, Inc. * (a)                      4,002              47,264
Omnicell, Inc. *                                         978              11,139
Open Solutions, Inc. * (a)                               625              17,069
OpenTV Corp., Class A * (a)                            4,252              12,501
Opsware, Inc. * (a)                                    3,124              26,773
Oracle Corp. *                                       126,604           1,733,209
Packeteer, Inc. * (a)                                  1,010              11,716
PDF Solutions, Inc. * (a)                                890              16,839
Progress Software Corp. * (a)                          1,013              29,468
QAD, Inc. (a)                                          1,379              10,315
Quality Systems, Inc. * (a)                              714              23,633
Red Hat, Inc. * (a)                                    4,438             124,175
Secure Computing Corp. *                               1,183              13,652
SPSS, Inc. * (a)                                         606              19,186
SSA Global Technologies, Inc. *                        1,665              26,690
Take-Two Interactive Software, Inc. *
   (a)                                                 1,830              34,148
Taleo Corp. * (a)                                        619               8,078
THQ, Inc. *                                            1,585              41,036
Tradestation Group, Inc. * (a)                         1,474              20,371
Transaction Systems Architects, Inc.,
   Class A *                                           1,040              32,458
Ulticom, Inc. *                                        1,360              14,620
Ultimate Software Group, Inc. * (a)                      759              19,620
VeriFone Holdings, Inc. *                              1,678              50,827
Verint Systems, Inc. * (a)                               861              30,453
Voxware, Inc. * (a)                                    1,156               8,103
Websense, Inc. *                                       1,216              33,537
                                                               -----------------
                                                                      12,378,141
STEEL - 0.28%
Alaska Steel Holding Corp. * (a)                       3,083              46,245
Allegheny Technologies, Inc.                           2,453             150,074
Carpenter Technology Corp. (a)                           606              57,279
Chaparral Steel Company *                                618              40,120
NS Group, Inc. * (a)                                     596              27,434
Nucor Corp.                                            3,787             396,840
Oregon Steel Mills, Inc. * (a)                           966              49,430
Roanoke Electric Steel Corp. (a)                         513              16,570
Ryerson Tull, Inc. (a)                                   768              20,552
Schnitzer Steel Industries, Inc. (a)                     842              36,080

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
STEEL (CONTINUED)
Steel Dynamics, Inc. (a)                               1,159   $          65,750
Steel Technologies, Inc. (a)                             400               9,720
Texas Industries, Inc. (a)                               594              35,931
United States Steel Corp.                              2,832             171,846
Worthington Industries, Inc.                           2,219              44,513
                                                               -----------------
                                                                       1,168,384
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.36%
ADC Telecommunications, Inc. * (a)                     2,923              74,800
ADTRAN, Inc.                                           1,920              50,266
Aeroflex, Inc. * (a)                                   2,286              31,387
Alaska Communications Systems, Inc. (a)                1,363              16,533
Andrew Corp. *                                         4,240              52,067
Arris Group, Inc. * (a)                                2,512              34,565
At Road, Inc. * (a)                                    2,300              11,661
Atheros Communications, Inc. *                         1,466              38,395
Avaya, Inc. *                                         12,061             136,289
Broadwing Corp. * (a)                                  2,736              40,329
Ciena Corp. * (a)                                     15,631              81,437
Citizens Communications Company                        8,565             113,658
Commonwealth Telephone Enterprises, Inc.
   (a)                                                   531              18,293
Commscope, Inc. * (a)                                  1,470              41,968
Comtech Telecommunications Corp. * (a)                   596              17,385
Comverse Technology, Inc. *                            5,049             118,803
Consolidated Communications Holdings,
   Inc. (a)                                              942              15,326
Corning, Inc. *                                       37,062             997,338
CT Communications, Inc.                                1,008              13,699
Ditech Communications Corp. *                            892               9,321
Essex Corp. * (a)                                        606              13,344
Fairpoint Communications, Inc. (a)                     1,162              16,059
Finisar Corp. * (a)                                    7,070              34,996
First Avenue Networks, Inc. * (a)                      2,076              18,290
General Communication, Inc. * (a)                      1,902              22,995
Global Crossing, Ltd. * (a)                              709              18,788
GlobeTel Communications Corp. * (a)                    2,363               5,884
Harmonic, Inc. * (a)                                   2,336              14,880
InterDigital Communication Corp. * (a)                 1,596              39,134
Intrado, Inc. *                                          668              17,355
Iowa Telecommunications Services, Inc.
   (a)                                                   899              17,153
J2 Global Communications, Inc. * (a)                     616              28,952
JDS Uniphase Corp. *                                  38,446             160,320
Level 3 Communications, Inc. * (a)                    18,143              93,981
Lucent Technologies, Inc. * (a)                      110,201             336,113
Mastec, Inc. * (a)                                     1,635              23,168
MRV Communications, Inc. * (a)                         4,132              16,941
NETGEAR, Inc. * (a)                                      906              17,223
NeuStar, Inc., Class A *                               1,389              43,059
Newport Corp. *                                        1,358              25,612
NTELOS Holdings Corp. * (a)                            3,301              46,247
Oplink Communications, Inc. * (a)                        938              16,265
PanAmSat Holding Corp. (a)                             3,057              75,875
Plantronics, Inc. (a)                                  1,265              44,819
Polycom, Inc. *                                        2,636   $          57,148
Powerwave Technologies, Inc. * (a)                     2,958              39,903
Premiere Global Services, Inc. *                       2,122              17,082
Price Communications Corp. * (a)                       1,470              26,004
QUALCOMM, Inc.                                        40,485           2,048,946
RCN Corp. * (a)                                        1,124              29,112
SBA Communications Corp. *                             2,091              48,950
Shenandoah Telecommunications Company
   (a)                                                   334              15,027
Sonus Networks, Inc. * (a)                             6,821              37,379
Stratex Networks, Inc. * (a)                           2,698              16,593
SureWest Communications (a)                              618              14,906
Symmetricom, Inc. * (a)                                1,441              12,321
Tekelec, Inc. *                                        1,743              24,106
Tellabs, Inc. *                                       11,244             178,780
UTStarcom, Inc. * (a)                                  3,272              20,581
Viasat, Inc. *                                           822              23,550
Westell Technologies, Inc., Class A *
   (a)                                                 2,825              11,498
                                                               -----------------
                                                                       5,682,859
TELEPHONE - 2.36%
ALLTEL Corp.                                           7,976             516,446
AT&T, Inc.                                            96,463           2,608,360
Atlantic Tele-Network, Inc.                              336              19,152
BellSouth Corp.                                       44,942           1,557,240
Centennial Communications Corp.,
   Class A *                                           2,831              20,751
CenturyTel, Inc.                                       3,074             120,255
Cincinnati Bell, Inc. *                                7,217              32,621
Harris Corp.                                           3,269             154,591
IDT Corp. * (a)                                        2,741              30,343
North Pittsburgh Systems, Inc. (a)                       650              15,171
Qwest Communications International,
   Inc. *                                             46,356             315,221
Sprint Corp.                                          72,219           1,866,139
U.S. Cellular Corp. *                                  2,120             125,843
Valor Communications Group, Inc.                       2,078              27,346
Verizon Communications, Inc.                          72,555           2,471,223
                                                               -----------------
                                                                       9,880,702
TIRES & RUBBER - 0.03%
Bandag, Inc. (a)                                         517              21,647
Cooper Tire & Rubber Company (a)                       1,725              24,737
Goodyear Tire & Rubber Company * (a)                   4,426              64,088
Myers Indiana, Inc. (a)                                1,079              17,253
                                                               -----------------
                                                                         127,725
TOBACCO - 1.03%
Alliance One International, Inc. (a)                   3,610              17,544
Altria Group, Inc.                                    50,928           3,608,758
Loews Corp. - Carolina Group                           1,444              68,258
Reynolds American, Inc. (a)                            3,610             380,855
Schweitzer Mauduit International, Inc.
   (a)                                                   486              11,664
Universal Corp.                                          618              22,724
UST, Inc. (a)                                          4,045             168,272

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
Vector Group, Ltd. (a)                                 1,299   $          24,759
                                                               -----------------
                                                                       4,302,834
TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                           4,466              94,233
Jakks Pacific, Inc. * (a)                                764              20,429
Marvel Entertainment, Inc. * (a)                       2,565              51,608
Mattel, Inc.                                           9,978             180,901
Russ Berrie & Company, Inc. (a)                          865              13,148
                                                               -----------------
                                                                         360,319
TRANSPORTATION - 0.25%
Alexander & Baldwin, Inc.                              1,100              52,448
American Commercial Lines, Inc. * (a)                    503              23,742
Bristow Group, Inc. *                                    603              18,633
C.H. Robinson Worldwide, Inc.                          4,258             209,025
Eagle Bulk Shipping, Inc. (a)                            795              11,090
Expeditors International of Washington,
   Inc.                                                2,636             227,724
Genco Shipping & Trading, Ltd. (a)                       639              10,876
General Maritime Corp. (a)                             1,004              33,473
Kirby Corp. *                                            692              47,132
K-Sea Transportation Partners LP                         311              10,418
Laidlaw International, Inc.                            2,593              70,530
Macquarie Infrastructure Company Trust                   778              25,285
Marten Transport, Ltd. *                                 822              14,870
Martin Midstream Partners LP                             364              11,357
Overseas Shipholding Group, Inc.                         977              46,828
Pacer International, Inc.                              1,142              37,321
SCS Transportation, Inc. *                               642              18,689
Ship Finance International, Ltd.                       1,165              19,991
Teekay Shipping Corp. (a)                              1,850              68,579
Universal Truckload Services, Inc. * (a)                 615              15,406
UTI Worldwide, Inc.                                    1,749              55,268
                                                               -----------------
                                                                       1,028,685
TRAVEL SERVICES - 0.41%
Ambassadors Group, Inc.                                  676              17,170
American Express Company                              30,699           1,613,233
Pegasus Solutions, Inc. * (a)                          1,110              10,445
Sabre Holdings Corp.                                   3,208              75,484
                                                               -----------------
                                                                       1,716,332
TRUCKING & FREIGHT - 0.95%
Arkansas Best Corp. (a)                                  697              27,267
CNF, Inc.                                              1,301              64,972
Covenant Transport, Inc. * (a)                           805              11,753
EGL, Inc. *                                            1,056              47,520
Fedex Corp.                                            7,397             835,417
Forward Air Corp.                                        938              34,978
Heartland Express, Inc.                                2,074              45,192
Hub Group, Inc., Class A *                               602              27,439
J.B. Hunt Transport Services, Inc.                     3,997              86,095
Knight Transportation, Inc. (a)                        2,286              45,148
Landstar Systems, Inc.                                 1,506              66,445
Navistar International Corp. *                         1,786              49,258
Old Dominion Freight Lines, Inc. * (a)                 1,068   $          28,783
OMI Corp. (a)                                          1,941              34,977
Oshkosh Truck Corp.                                    1,803             112,219
Plains All American Pipeline LP (a)                    1,689              75,971
Ryder Systems, Inc.                                    1,564              70,036
Swift Transportation, Inc. * (a)                       1,960              42,591
United Parcel Service, Inc., Class B                  27,250           2,163,105
Wabash National Corp. (a)                                876              17,301
Werner Enterprises, Inc.                               2,127              39,073
YRC Worldwide, Inc. * (a)                              1,424              54,197
                                                               -----------------
                                                                       3,979,737
UTILITY SERVICE - 0.01%
Distributed Energy Systems Corp. * (a)                 1,022               7,256
SJW Corp. (a)                                            656              17,614
                                                               -----------------
                                                                          24,870
                                                               -----------------
TOTAL COMMON STOCKS (Cost $338,988,434)                        $     406,582,822
                                                               -----------------
PREFERRED STOCKS - 0.00%
REAL ESTATE - 0.00%
Simon Properties Group, Inc., REIT *                     171              11,792
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $9,157)                           $          11,792
                                                               -----------------
WARRANTS - 0.00%
ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
   (Expiration date 10/24/2007; strike
   price $4.88)                                           24                   0
                                           -----------------   -----------------
TOTAL WARRANTS (Cost $0)                                       $               0
                                                               -----------------
RIGHTS - 0.00%
COSMETICS & TOILETRIES - 0.00%
Revlon, Inc.                                          10,661                 426
PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc. (Expiration
   date 6/12/2008)                                        19                   1
REAL ESTATE - 0.00%
Winthrop Realty Trust, REIT                              186                   0
                                           -----------------   -----------------
TOTAL RIGHTS (Cost $0)                                         $             427
                                                               -----------------
CORPORATE BONDS - 0.00%
METAL & METAL PRODUCTS - 0.00%
Mueller Industries, Inc.
   6.00% due 11/01/2014 (a)                $           4,000               3,760
                                           -----------------   -----------------
TOTAL CORPORATE BONDS (Cost $3,929)                            $           3,760
                                                               -----------------
SHORT TERM INVESTMENTS - 13.76%
Federal Home Loan Mortgage Corp.
   Discount Notes zero coupon due
   04/25/2006                              $       7,000,000   $       6,978,300
Goldman Sachs Group, Inc.
   4.83% due 04/03/2006                            2,000,000           1,999,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
SHORT TERM INVESTMENTS (CONTINUED)
Rabobank USA Financial Corp.
   4.83% due 04/03/2006                    $       3,419,000   $       3,418,083
State Street Navigator Securities
   Lending Prime Portfolio (c)                    44,273,998          44,273,998
United States Treasury Bills
   zero coupon due 04/20/2006                      1,000,000             997,858
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $57,667,535)                                          $      57,667,702
                                                               -----------------
TOTAL INVESTMENTS (TOTAL STOCK MARKET
   INDEX TRUST) (COST $396,669,055) -
   110.74%                                                     $     464,266,503
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.74)%                                                          (45,034,030)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     419,232,473
                                                               =================

U.S. GLOBAL LEADERS GROWTH TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.34%
BIOTECHNOLOGY - 9.34%
Amgen, Inc. * (a)                                    330,010   $      24,008,228
Genzyme Corp. *                                      321,673          21,622,859
                                                               -----------------
                                                                      45,631,087
BUSINESS SERVICES - 4.76%
Automatic Data Processing, Inc.                      508,652          23,235,223
COMPUTERS & BUSINESS EQUIPMENT - 4.84%
Dell, Inc. *                                         793,610          23,617,834
COSMETICS & TOILETRIES - 8.19%
Colgate-Palmolive Company                            304,833          17,405,964
Procter & Gamble Company                             392,363          22,607,956
                                                               -----------------
                                                                      40,013,920
FINANCIAL SERVICES - 3.24%
State Street Corp. (c)                               262,236          15,846,921
FOOD & BEVERAGES - 11.58%
PepsiCo, Inc.                                        157,000           9,073,030
Starbucks Corp. *                                    405,288          15,255,041
The Coca-Cola Company                                439,475          18,400,818
William Wrigley Jr. Company (a)                      216,084          13,829,376
                                                               -----------------
                                                                      56,558,265
HEALTHCARE PRODUCTS - 9.14%
Johnson & Johnson                                    354,896          21,016,941
Medtronic, Inc.                                      465,508          23,624,531
                                                               -----------------
                                                                      44,641,472
HOLDINGS COMPANIES/CONGLOMERATES - 3.96%
General Electric Company                             556,501          19,355,105
INSURANCE - 3.89%
American International Group, Inc.                   287,656          19,011,185
INTERNET RETAIL - 3.90%
eBay, Inc. *                                         487,443          19,039,524
LEISURE TIME - 2.62%
Electronic Arts, Inc. *                              233,614   $      12,783,358
PHARMACEUTICALS - 3.92%
Teva Pharmaceutical Industries, Ltd.,
   SADR                                              465,027          19,149,812
RETAIL GROCERY - 3.54%
Sysco Corp.                                          539,047          17,276,456
RETAIL TRADE - 15.87%
Costco Wholesale Corp. (a)                           305,681          16,555,683
Home Depot, Inc.                                     444,637          18,808,145
Staples, Inc.                                      1,243,769          31,740,985
Wal-Mart Stores, Inc.                                220,146          10,399,697
                                                               -----------------
                                                                      77,504,510
SOFTWARE - 5.31%
Microsoft Corp.                                      953,104          25,933,960
TRUCKING & FREIGHT - 4.24%
United Parcel Service, Inc., Class B                 260,740          20,697,541
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $462,312,877)                        $     480,296,173
                                                               -----------------
SHORT TERM INVESTMENTS - 1.23%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $       6,010,665   $       6,010,665
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,010,665)                                           $       6,010,665
                                                               -----------------
REPURCHASE AGREEMENTS - 1.20%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $5,857,684 on 04/03/2006,
   collateralized by $5,895,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $5,977,766, including
   interest) (c)                           $       5,856,000   $       5,856,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,856,000)                                           $       5,856,000
                                                               -----------------
TOTAL INVESTMENTS (U.S. GLOBAL LEADERS
   GROWTH TRUST) (COST $474,179,542) -
   100.77%                                                     $     492,162,838
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.77)%                                                            (3,753,223)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     488,409,615
                                                               =================

U.S. GOVERNMENT SECURITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS - 18.02%
U.S. TREASURY BONDS - 0.11%
   6.625% due 02/15/2027                   $         372,000   $         446,109
U.S. TREASURY NOTES - 17.91%
   3.375% due 11/15/2008 *** ****                  2,674,000           2,579,365
   3.375% due 10/15/2009 ****                      7,426,000           7,078,775

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES (CONTINUED)
   3.50% due 05/31/2007 ***                $      20,000,000   $      19,692,960
   4.00% due 02/15/2015                            7,426,000           6,959,261
   4.00% due 02/15/2014 ***                        8,488,000           8,003,259
   4.00% due 04/15/2010 ****                      15,222,000          14,761,184
   4.25% due 08/15/2015                            7,055,000           6,720,713
   4.50% due 11/15/2015                            6,000,000           5,822,346
                                                               -----------------
                                                                      71,617,863
                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $74,071,560)                                             $      72,063,972
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
   66.34%
FEDERAL HOME LOAN BANK - 1.57%
   5.80% due 09/02/2008 ***                        6,205,000           6,291,907
FEDERAL HOME LOAN MORTGAGE CORP. -
   12.99%
   5.00% due 08/01/2033                            1,119,424           1,067,938
   5.00% due 08/01/2033 ***                        4,003,708           3,819,566
   5.00% TBA **                                    6,300,000           5,992,875
   5.50% TBA **                                   23,000,000          22,450,158
   6.00% due 10/01/2010 to 11/01/2028                325,429             326,861
   6.00% due 11/01/2028 to 12/01/2028***           1,464,191           1,469,023
   6.00% TBA **                                   13,800,000          13,804,306
   6.50% due 07/01/2006 to 12/01/2010                137,185             138,656
   7.00% due 02/01/2011 to 06/01/2032              2,174,614           2,239,950
   7.00% due 07/01/2011 to 02/01/2028***             435,499             448,711
   7.50% due 05/01/2007                               19,834              20,074
   8.25% due 07/01/2006                                  102                 102
   9.00% due 10/01/2017                               46,318              47,856
   9.50% due 08/01/2020                               85,458              93,608
   11.75% due 12/01/2013                               5,164               5,685
   12.00% due 07/01/2020                              29,915              32,461
                                                               -----------------
                                                                      51,957,830
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   51.08%
   4.5557% due 02/17/2009 (b)***                   4,456,000           4,343,040
   5.00% TBA **                                   66,225,000          63,037,922
   5.50% due 04/01/2018                            2,095,936           2,084,766
   5.50% due 05/01/2018 ***                        4,567,322           4,542,982
   5.50% TBA **                                   62,500,000          60,996,125
   6.00% due 02/01/2017 ***                        4,103,885           4,161,303
   6.00% TBA **                                   39,000,000          39,001,113
   6.50% due 03/01/2026 to 06/01/2029                828,520             849,376
   6.50% due 02/01/2026 ***                          168,504             172,740
   6.50% TBA **                                   15,000,000          15,300,000
   6.527% due 05/25/2030 (b)***                    3,125,821           3,148,526
   7.00% due 07/01/2022 to 01/01/2030                761,454             785,722
   7.00% due 04/01/2028 to 01/01/2034***           2,329,515           2,399,864
   7.50% due 09/01/2029 to 02/01/2031                497,739             520,350
   8.00% due 06/01/2017 to 03/01/2033              1,347,731           1,435,873
   8.25% due 09/01/2008                                4,679               4,760
   8.50% due 02/01/2009                                2,096               2,145
   8.50% due 08/01/2019 ***                          593,194             632,568
   8.75% due 08/01/2009 to 10/01/2011                105,238             107,339
   9.00% due 05/01/2021                    $          24,517   $          26,477
   11.50% due 09/15/2013 to 09/01/2019               112,582             123,373
   11.75% due 12/01/2015                              33,794              36,902
   12.00% due 01/01/2013 to 04/20/2016               284,653             319,109
   12.50% due 01/01/2013 to 09/20/2015               135,657             148,395
   13.50% due 11/15/2014                              78,656              87,386
                                                               -----------------
                                                                     204,268,156
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.70%
   6.50% due 02/15/2034 to 09/15/2034              1,356,154           1,405,821
   7.50% due 02/15/2022 to 12/15/2027                734,628             772,003
   8.50% due 06/15/2025 ***                          563,544             610,853
   11.00% due 09/15/2015                               1,993               2,196
                                                               -----------------
                                                                       2,790,873
                                                               -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $266,655,503)                                            $     265,308,766
                                                               -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS -
   1.02%
Federal Home Loan Mortgage Corp.,
   Series 2525, Class AM
   4.50% due 04/15/2032 ***                          692,679             613,499
Federal Home Loan Mortgage Corp.,
   Series 2686, Class QI
   5.50% due 01/15/2023 ***                       11,647,357             394,585
Federal National Mortgage Association
   Grantor
   Trust, Series 1998-T1, Class A
   5.89% due 12/28/2028 (b)                              324                 324
Federal National Mortgage Association
   Whole
   Loan, Series 2003-W14, Class 2A
   5.0159% due 01/25/2043 (b)                      3,031,197           3,058,616
                                           -----------------   -----------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (Cost $5,016,888)                               $       4,067,024
                                                               -----------------
SHORT TERM INVESTMENTS - 45.59%
   Federal Farm Credit Discount Notes
   zero coupon due 04/12/2006 ***          $      30,000,000   $      29,958,750
Federal Home Loan Bank Discount Notes
   zero coupon due 04/11/2006                     40,000,000          39,948,444
   zero coupon due 04/05/2006 ***                 65,000,000          64,967,717
United States Treasury Bills
   4.355% due 04/06/2006 ***                      47,500,000          47,471,269
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $182,346,180)                                            $     182,346,180
                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
REPURCHASE AGREEMENTS - 24.09%
Bank of America Tri-Party
   Repurchase Agreement dated
   03/28/2006 at 4.75% to be
   repurchased at $25,009,896 on
   04/04/2006, collateralized by
   $25,465,000 Federal Home Loan
   Mortgage Corp., 5.395% due
   02/28/2011 (valued at
   $25,504,216, including interest) ***    $      25,000,000   $      25,000,000
Goldman Sachs Tri-Party Repurchase
   Agreement dated 03/31/2006 at 4.78%
   tobe repurchased at $71,385,424 on
   04/03/2006, collateralized by
   $50,000,000 Federal Home Loan
   Mortgage Corp., 4.50% due 07/06/2010
   (valued at $50,687,500, including
   interest) and $22,935,000 Federal
   Home Loan Mortgage Corp., 4.50%
   due 07/15/2013 (valued at
   $22,103,606, including interest) ***           71,357,000          71,357,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $96,357,000)                                             $      96,357,000
                                                               -----------------
TOTAL INVESTMENTS (U.S. GOVERNMENT
   SECURITIES TRUST) (COST $624,447,131)
   - 155.06%                                                   $     620,142,942
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (55.06)%                                                         (220,208,277)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     399,934,665
                                                               =================

U.S. HIGH YIELD BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 0.15%
BUSINESS SERVICES - 0.15%
Advantage Sales & Marketing LLC *                    250,000   $         250,000
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $250,000)                            $         250,000
                                                               -----------------
CORPORATE BONDS - 96.29%
ADVERTISING - 1.48%
R.H. Donnelley Corp.
   8.875% due 01/15/2016                   $         830,000             863,200
Sheridan Group, Inc.
   10.25% due 08/15/2011 (a)                         970,000             997,888
Vertis, Inc.
   9.75% due 04/01/2009                              600,000             615,000
                                                               -----------------
                                                                       2,476,088
AEROSPACE - 0.25%
Sequa Corp., Series B
   8.875% due 04/01/2008                             400,000             417,000
ALUMINUM - 0.10%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                            150,000             165,375
AMUSEMENT & THEME PARKS - 0.17%
HRP Myrtle Beach Operations LLC
   9.818% due 04/01/2012 (b)                         290,000             290,000
APPAREL & TEXTILES - 0.54%
Levi Strauss & Company
   12.25% due 12/15/2012 (a)               $         500,000   $         568,125
Phillips-Van Heusen
   7.25% due 02/15/2011                              325,000             331,500
                                                               -----------------
                                                                         899,625
AUTO PARTS - 1.78%
Affinia Group, Inc.
   9.00% due 11/30/2014 (a)                          410,000             352,600
Delphi Corp.
   12.75% due 06/14/2011 (b)(f)                    1,057,350           1,099,644
Federal-Mogul Corp.
   7.375% due 01/15/2006 @                           200,000              85,000
   7.50% due 01/15/2009 @                            470,000             199,750
   7.875% due 07/01/2010 @                            50,000              21,250
IAP Worldwide Services, Inc.
   12.625% due 06/22/2013 (b)(f)                     500,000             511,250
TRW Automotive, Inc.
   9.375% due 02/15/2013                             650,000             702,812
                                                               -----------------
                                                                       2,972,306
AUTOMOBILES - 2.39%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012                              860,000             878,275
Ford Motor Company
   7.45% due 07/16/2031 (a)                        1,305,000             968,962
General Motors Corp.
   8.375% due 07/15/2033 (a)                         865,000             633,613
Hertz Corp., Class A
   8.875% due 01/01/2014                             500,000             518,750
   10.50% due 01/01/2016 (a)                         225,000             244,125
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                             750,000             750,000
                                                               -----------------
                                                                       3,993,725
BANKING - 1.16%
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                             700,000             700,000
Capital One Financial Corp.
   7.25% due 05/01/2006                              307,000             307,501
Chevy Chase Bank
   6.875% due 12/01/2013                             905,000             927,625
                                                               -----------------
                                                                       1,935,126
BROADCASTING - 2.21%
Charter Communications Operating LLC
   8.00% due 04/30/2012                              630,000             626,850
   8.375% due 04/30/2014                           1,570,000           1,566,075
Charter Communications Operations
   7.50% due 04/07/2011 (b)(f)                       488,656             492,140
Fisher Communications, Inc.
   8.625% due 09/15/2014                             950,000           1,003,437
                                                               -----------------
                                                                       3,688,502
BUILDING MATERIALS & CONSTRUCTION -
   1.43%
Columbus McKinnon Corp.
   8.875% due 11/01/2013 (a)                         240,000             252,000
Masonite International
   6.21% due 04/06/2013 (b)(f)                     1,984,962           1,949,392

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
Panolam Industries International, Inc.
   10.75% due 10/01/2013                   $         185,000   $         179,450
                                                               -----------------
                                                                       2,380,842
BUSINESS SERVICES - 2.51%
Cornell Companies, Inc.
   10.75% due 07/01/2012                             600,000             630,000
SunGard Data Systems, Inc.
   3.75% due 01/15/2009                              150,000             138,000
   4.875% due 01/15/2014                             400,000             353,000
   6.81% due 02/11/2013 (b)(f)                     1,323,350           1,340,990
   9.125% due 08/15/2013                           1,350,000           1,427,625
Williams Scotsman International, Inc.
   8.50% due 10/01/2015                              290,000             296,163
                                                               -----------------
                                                                       4,185,778
CABLE AND TELEVISION - 5.23%
CCO Holdings LLC
   9.035% due 12/15/2010 (b)                         400,000             397,500
CSC Holdings, Inc.
   0.00% due 03/23/2013 (b)(f)                       800,000             800,000
   7.25% due 07/15/2008                              400,000             404,000
   7.875% due 12/15/2007                           1,550,000           1,581,000
DirecTV Holdings LLC
   6.375% due 06/15/2015                           4,000,000           3,950,000
EchoStar DBS Corp.
   7.125% due 02/01/2016                           1,200,000           1,180,500
Videotron Ltee
   6.875% due 01/15/2014                             405,000             407,025
                                                               -----------------
                                                                       8,720,025
CELLULAR COMMUNICATIONS - 6.41%
Alamosa Delaware, Inc.
   8.50% due 01/31/2012                            2,700,000           2,909,250
Centennial Communications Corp.
   10.00% due 01/01/2013                             350,000             363,562
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                             500,000             528,750
   9.43% due 11/01/2011 (b)                          525,000             543,375
   9.875% due 11/01/2012 (a)                         850,000             928,625
Dobson Communications Corp.
   8.85% due 10/15/2012 (a)(b)                       700,000             694,750
   8.875% due 10/01/2013 (a)                       1,975,000           1,984,875
Rural Cellular Corp.
   8.25% due 03/15/2012                            1,000,000           1,040,000
   9.875% due 02/01/2010                           1,000,000           1,067,500
UbiquiTel Operating Company
   9.875% due 03/01/2011                             575,000             628,188
                                                               -----------------
                                                                      10,688,875
CHEMICALS - 0.32%
Equistar Chemicals LP
   10.125% due 09/01/2008 (a)                        250,000             265,625
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                             265,000             273,613
                                                               -----------------
                                                                         539,238
COAL - 0.91%
James River Coal Company
   9.375% due 06/01/2012                   $         750,000   $         783,750
Massey Energy Company
   6.875% due 12/15/2013                             750,000             735,000
                                                               -----------------
                                                                       1,518,750
COMMERCIAL SERVICES - 0.50%
Mac-Gray Corp.
   7.625% due 08/15/2015                             820,000             836,400
CONTAINERS & GLASS - 2.15%
Crown Cork & Seal Company, Inc.
   8.00% due 04/15/2023                              850,000             818,125
Crown Cork & Seal Finance PLC
   7.00% due 12/15/2006                              100,000             100,750
Crown Holdings, Inc.
   7.75% due 11/15/2015 (a)                          625,000             648,438
Graham Packaging Company
   8.50% due 10/15/2012                              575,000             580,750
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                              900,000             940,500
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                              500,000             505,000
                                                               -----------------
                                                                       3,593,563
CORRECTIONAL FACILITIES - 0.49%
Corrections Corporation of America
   6.25% due 03/15/2013 (a)                          500,000             491,875
   6.75% due 01/31/2014                              320,000             323,600
                                                               -----------------
                                                                         815,475
CRUDE PETROLEUM & NATURAL GAS - 2.47%
AmeriGas Partners LP
   7.125% due 05/20/2016                             750,000             746,250
Chesapeake Energy Corp.
   6.375% due 06/15/2015                             500,000             491,875
   6.625% due 01/15/2016                             400,000             399,000
   6.875% due 01/15/2016                             400,000             403,000
   6.875% due 11/15/2020                             525,000             528,937
   7.50% due 09/15/2013 (a)                          400,000             418,000
Hanover Equipment Trust, Series A
   8.50% due 09/01/2008                              500,000             511,250
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                             200,000             197,500
Tesoro Corp.
   6.625% due 11/01/2015                             420,000             415,800
                                                               -----------------
                                                                       4,111,612
DOMESTIC OIL - 0.35%
AmeriGas Partners LP
   7.25% due 05/20/2015                               75,000              75,000
Petroleum Geo-Services
   7.00% due 12/15/2012 (b)(f)                       498,750             505,817
                                                               -----------------
                                                                         580,817
DRUGS & HEALTH CARE - 0.15%
Angiotech Pharmaceutical, Inc.
   0.00% due 03/23/2013 (b)(f)                       250,000             250,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES - 0.60%
Covanta Energy Corp.
   7.51% due 06/24/2012 (b)(f)             $         249,820   $         253,567
Nevada Power Company
   5.95% due 03/15/2016                              245,000             241,170
Sierra Pacific Power Company
   6.00% due 05/15/2016                              350,000             345,236
Tenaska Alabama Partners LP
   7.00% due 06/30/2021                              167,494             168,037
                                                               -----------------
                                                                       1,008,010
ELECTRONICS - 0.76%
Communications & Power Industries, Inc.
   8.00% due 02/01/2012                            1,250,000           1,275,000
ENERGY - 2.27%
Covanta Energy Corp.
   4.53% due 06/24/2012 (b)(f)                       348,618             352,976
NRG Energy, Inc.
   6.57% due 01/31/2013 (b)(f)                     1,000,000           1,011,810
   7.25% due 02/01/2014                              390,000             396,337
   7.375% due 02/01/2016                           1,000,000           1,021,250
Plum Point Energy Associates
   8.043% due 03/15/2014 (b)(f)                      805,714             811,757
Plum Point Energy Association
   7.166% due 03/15/2014                             194,286             195,743
                                                               -----------------
                                                                       3,789,873
FINANCIAL SERVICES - 10.07%
Ameritrade Holding Corp.
   6.04% due 12/31/2012 (b)(f)                     1,000,000           1,005,380
Ashton Woods USA
   9.50% due 10/01/2015                              255,000             235,875
BLB Wembley
   7.83% due 08/23/2011 (b)(f)                     1,180,000           1,197,700
Cheniere Holdings
   6.95% due 08/31/2012 (b)(f)                       248,750             250,927
Chukchansi Economic Development
   Authority
   8.00% due 11/15/2013                              100,000             102,500
   8.06% due 11/15/2012                              210,000             214,725
Consolidated Communications Holdings
   9.75% due 04/01/2012                               66,000              69,960
Covanta Second Lien
   9.95% due 06/24/2013 (b)(f)                     1,350,000           1,368,562
Dow Jones CDX HY, Series 5-T1
   8.75% due 12/29/2010                               54,630              55,546
Ford Motor Credit Company
   7.00% due 10/01/2013                            2,185,000           1,954,277
   7.25% due 10/25/2011 (a)                          410,000             373,605
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                          625,000             562,628
   6.875% due 08/28/2012                             180,000             166,052
   8.00% due 11/01/2031 (a)                        2,980,000           2,816,404
H&E Equipment Finance Corp.
   11.125% due 06/15/2012 (a)                        500,000             553,750
H&E Equipment Services LLC
   12.50% due 06/15/2013                           2,750,000           3,073,125
Linsco Private Ledger Holding
   7.736% due 06/27/2013 (b)(f)                    1,600,000           1,614,000
PCA LLC
   11.875% due 08/01/2009 (a)              $         160,000   $          32,000
Penhall International Corp.
   11.20% due 11/01/2010 (b)(f)                      450,000             454,500
Stripes Acquisition LLC
   10.625% due 12/15/2013                            150,000             157,312
Thornburg Mortgage, Inc.
   8.00% due 05/15/2013                              535,000             532,325
                                                               -----------------
                                                                      16,791,153
FOOD & BEVERAGES - 2.84%
American Seafoods Group LLC
   10.125% due 04/15/2010                          1,000,000           1,050,000
B&G Foods Holding Corp.
   8.00% due 10/01/2011 (a)                          400,000             415,000
Del Monte Corp.
   8.625% due 12/15/2012                             400,000             422,500
Doane Pet Care Company
   10.75% due 03/01/2010                           1,225,000           1,326,062
Dole Food, Inc.
   7.25% due 06/15/2010 (a)                          400,000             377,000
   8.625% due 05/01/2009                             250,000             251,250
Mrs. Fields Famous Brands LLC
   11.50% due 03/15/2011                             200,000             170,000
Pierre Foods, Inc.
   9.875% due 07/15/2012                             700,000             719,250
                                                               -----------------
                                                                       4,731,062
FUNERAL SERVICES - 0.46%
Service Corp. International
   6.50% due 03/15/2008                              400,000             402,000
   7.00% due 06/15/2017                              350,000             356,125
                                                               -----------------
                                                                         758,125
GAS & PIPELINE UTILITIES - 4.10%
El Paso Corp.
   6.50% due 05/15/2006                               75,000              75,000
   6.75% due 05/15/2009 (a)                          425,000             423,938
   7.42% due 02/15/2037                              750,000             712,500
   7.625% due 08/16/2007                             175,000             178,063
   7.75% due 01/15/2032 (a)                        1,300,000           1,309,750
   7.875% due 06/15/2012 (a)                       1,550,000           1,613,937
Pacific Energy Partners LP
   6.25% due 09/15/2015                              225,000             219,375
Transmontaigne, Inc.
   9.125% due 06/01/2010                             750,000             796,875
Williams Companies, Inc.
   6.5363% due 10/01/2010 (b)                        500,000             510,625
   8.75% due 03/15/2032 (a)                          850,000             994,500
                                                               -----------------
                                                                       6,834,563
HEALTHCARE SERVICES - 1.05%
Healthsouth Corp.
   8.15% due 03/10/2013 (b)(f)                     1,750,000           1,750,000
HOTELS & RESTAURANTS - 3.90%
Aztar Corp.
   9.00% due 08/15/2011                              100,000             105,650

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Buffets, Inc.
   11.25% due 07/15/2010                   $       1,080,000   $       1,128,600
Denny's Corp.
   10.00% due 10/01/2012 (a)                       1,675,000           1,729,437
Friendly Ice Cream Corp.
   8.375% due 06/15/2012 (a)                         215,000             194,575
Hilton Hotels Corp.
   6.045% due 02/22/2011 (b)(f)                      355,500             357,189
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                             900,000             906,750
MGM MIrage, Inc.
   6.50% due 07/31/2009 (a)                          150,000             149,813
O'Charleys, Inc.
   9.00% due 11/01/2013 (a)                        1,650,000           1,683,000
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                             230,000             248,400
                                                               -----------------
                                                                       6,503,414
HOUSEHOLD APPLIANCES - 0.76%
ALH Finance LLC
   8.50% due 01/15/2013 (a)                          900,000             882,000
Fedders North America, Inc.
   9.875% due 03/01/2014                             625,000             384,375
                                                               -----------------
                                                                       1,266,375
HOUSEHOLD PRODUCTS - 0.60%
Central Garden & Pet Company
   6.175% due 09/30/2012 (b)(f)                    1,000,000           1,006,670
HOUSING & URBAN DEVELOPMENT - 0.11%
Beazer Homes USA, Inc.
   8.375% due 04/15/2012                             180,000             186,975
INDUSTRIAL MACHINERY - 0.71%
Columbus McKinnon Corp.
   10.00% due 08/01/2010 (a)                         130,000             143,000
JLG Industries, Inc.
   8.25% due 05/01/2008                            1,000,000           1,047,500
                                                               -----------------
                                                                       1,190,500
LEISURE TIME - 7.22%
AMC Entertainment, Inc.
   8.999% due 08/15/2010 (b)                         250,000             258,125
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                           1,350,000           1,410,750
Aztar Corp.
   7.875% due 06/15/2014 (a)                         525,000             568,312
Bombardier Recreational Products, Inc.
   8.375% due 12/15/2013                             900,000             949,500
Hard Rock Hotel, Inc.
   8.875% due 06/01/2013                             495,000             538,312
Majestic Star Casino LLC
   9.50% due 10/15/2010                              750,000             795,000
MGM Mirage, Inc.
   6.00% due 10/01/2009                            1,050,000           1,034,250
   6.75% due 09/01/2012                              125,000             124,844
   8.50% due 09/15/2010                              400,000             428,000
Mohegan Tribal Gaming Authority
   6.125% due 02/15/2013 (a)                         730,000             719,963
Penn National Gaming, Inc.
   6.875% due 12/01/2011                   $         725,000   $         737,688
River Rock Entertainment Authority
   9.75% due 11/01/2011                              500,000             540,000
San Pasqual Casino Development Group
   8.00% due 09/15/2013                              480,000             484,800
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                              690,000             690,000
Station Casinos, Inc.
   6.00% due 04/01/2012 (a)                        1,200,000           1,183,500
   6.625% due 03/15/2018                             430,000             420,325
   6.875% due 03/01/2016 (a)                         200,000             201,000
Wynn Las Vegas LLC
   6.625% due 12/01/2014                             980,000             951,825
                                                               -----------------
                                                                      12,036,194
MEDICAL-HOSPITALS - 2.39%
Fresenius Medical Care
   6.325% due 03/22/2013                             750,000             753,750
HCA, Inc.
   5.50% due 12/01/2009                              200,000             194,855
   5.75% due 03/15/2014                              150,000             140,342
   6.50% due 02/15/2016 (a)                          500,000             487,128
   6.75% due 07/15/2013                              200,000             199,270
   7.875% due 02/01/2011                           1,600,000           1,683,805
Skilled Healthcare Group, Inc.
   11.00% due 01/15/2014                             500,000             521,250
                                                               -----------------
                                                                       3,980,400
OFFICE FURNISHINGS & SUPPLIES - 0.19%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                              300,000             309,750
PAPER - 2.88%
Abitibi-Consolidated, Inc.
   6.95% due 04/01/2008                              989,000             981,583
Domtar, Inc.
   7.125% due 08/15/2015 (a)                         400,000             354,000
Georgia-Pacific Corp.
   6.873% due 12/23/2012 (b)(f)                      673,313             678,362
   7.826% due 12/23/2013 (b)(f)                    2,085,000           2,130,620
Neenah Paper, Inc.
   7.375% due 11/15/2014                             700,000             658,000
                                                               -----------------
                                                                       4,802,565
PETROLEUM SERVICES - 0.06%
Hanover Compressor Company
   7.50% due 04/15/2013                               95,000              95,000
PHARMACEUTICALS - 0.44%
Mylan Laboratories, Inc.
   5.75% due 08/15/2010 (a)                          230,000             227,125
Omnicare, Inc.
   6.875% due 12/15/2015 (a)                         500,000             498,750
                                                               -----------------
                                                                         725,875
PUBLISHING - 2.64%
American Media Operations, Inc.
   8.875% due 01/15/2011 (a)                         315,000             269,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
PUBLISHING (CONTINUED)
Dex Media East LLC
   12.125% due 11/15/2012                  $         200,000   $         228,500
Dex Media West LLC
   9.875% due 08/15/2013                             500,000             553,125
Houghton Mifflin Company
   8.25% due 02/01/2011                            1,200,000           1,242,000
   9.875% due 02/01/2013 (a)                         400,000             430,000
Medianews Group, Inc.
   6.875% due 10/01/2013                             370,000             344,100
Primedia, Inc.
   8.00% due 05/15/2013                            1,400,000           1,281,000
   8.875% due 05/15/2011                              50,000              48,750
                                                               -----------------
                                                                       4,396,800
RAILROADS & EQUIPMENT - 0.57%
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                             900,000             942,750
REAL ESTATE - 3.87%
BF Saul, REIT
   7.50% due 03/01/2014                            1,725,000           1,768,125
Felcor Suites LP, REIT
   7.625% due 10/01/2007 (a)                       2,000,000           2,042,500
Host Marriott LP, REIT
   6.75% due 06/01/2016                              800,000             799,000
   7.125% due 11/01/2013 (a)                         250,000             254,375
   9.50% due 01/15/2007                              250,000             256,875
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                            1,000,000           1,021,250
Kimball Hill Homes, Inc.
   10.50% due 12/15/2012                             335,000             318,250
                                                               -----------------
                                                                       6,460,375
RETAIL - 2.17%
Ferrellgas Escrow LLC
   6.75% due 05/01/2014                              300,000             288,750
NationsRent, Inc.
   9.50% due 10/15/2010 (a)                          850,000             924,375
   9.50% due 05/01/2015                              200,000             216,000
PEP Boys - Manny, Moe & Jack
   7.50% due 12/15/2014 (a)                        1,100,000             990,000
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                             200,000             209,000
Toys R Us, Inc.
   7.307% due 12/01/2008 (b)(f)                    1,000,000             996,670
                                                               -----------------
                                                                       3,624,795
RETAIL GROCERY - 0.32%
Stater Brothers Holdings, Inc.
   8.125% due 06/15/2012                             535,000             534,331
RETAIL TRADE - 1.20%
Neff Corp.
   11.25% due 06/15/2012                             560,000             607,600
Payless Shoesource, Inc.
   8.25% due 08/01/2013                              900,000             945,000
Suburban Propane Partners LP
   6.875% due 12/15/2013                             470,000             451,200
                                                               -----------------
                                                                       2,003,800
SANITARY SERVICES - 0.97%
Allied Waste North America, Inc.
   6.50% due 11/15/2010                    $         700,000   $         691,250
   7.875% due 04/15/2013                             700,000             730,625
Allied Waste North America, Inc.,
   Series B
   5.75% due 02/15/2011                              200,000             190,500
                                                               -----------------
                                                                       1,612,375
SEMICONDUCTORS - 1.62%
Avago Technologies Financial Services
   10.125% due 12/01/2013                          1,355,000           1,454,931
   11.875% due 12/01/2015 (a)                      1,150,000           1,247,750
                                                               -----------------
                                                                       2,702,681
SOFTWARE - 0.13%
Serena Software, Inc.
   10.375% due 03/15/2016 (a)                        200,000             210,000
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 2.42%
Citizens Communications Company
   7.625% due 08/15/2008                             525,000             543,375
Hawaiian Telcom Communications, Inc.
   12.50% due 05/01/2015 (a)                         700,000             693,000
Intelsat Ltd.
   5.25% due 11/01/2008                            1,750,000           1,653,750
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                             530,000             522,050
Panamsat Corp.
   9.00% due 08/15/2014                              600,000             631,500
                                                               -----------------
                                                                       4,043,675
TELEPHONE - 4.56%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                              905,000             895,950
   7.25% due 07/15/2013                              400,000             411,000
GTE Hawaiian Telephone Company, Series B
   7.375% due 09/01/2006                             400,000             400,000
Qwest Communications International, Inc.
   7.25% due 02/15/2011                              145,000             148,625
Qwest Corp.
   7.875% due 09/01/2011                             400,000             427,000
   8.16% due 06/15/2013 (b)                          500,000             550,000
   8.875% due 03/15/2012                           2,400,000           2,682,000
Valor Telecommunications Enterprise
   7.75% due 02/15/2015 (a)                        2,000,000           2,095,000
                                                               -----------------
                                                                       7,609,575
TOBACCO - 0.45%
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                              750,000             755,625
TRANSPORTATION - 0.96%
AWAS Aviation
   6.690% due 03/22/2013 (b)(f)                      425,000             423,937
   10.940% due 03/22/2013 (b)(f)                     300,000             306,750
Bombardier, Inc.
   6.75% due 05/01/2012 (a)                          500,000             477,500
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014                              240,000             244,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION (CONTINUED)
Helm Corp., 2nd Lien
   10.80% due 07/08/2012 (b)(f)            $         150,000   $         151,688
                                                               -----------------
                                                                       1,604,675
                                                               -----------------
TOTAL CORPORATE BONDS
   (Cost $159,743,968)                                         $     160,602,083
                                                               -----------------
SHORT TERM INVESTMENTS - 18.62%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      31,064,525   $      31,064,525
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $31,064,525)                                             $      31,064,525
                                                               -----------------
REPURCHASE AGREEMENTS - 3.48%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $5,811,670 on 04/03/2006,
   collateralized by $5,845,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $5,927,064, including
   interest) (c)                           $       5,810,000   $       5,810,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,810,000)                                              $       5,810,000
                                                               -----------------
TOTAL INVESTMENTS
   (U.S. HIGH YIELD BOND TRUST)
   (COST $196,868,493) - 118.54%                               $     197,726,608
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (18.54)%                                                          (30,928,803)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     166,797,805
                                                               =================

U.S. LARGE CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 99.09%
ADVERTISING - 0.27%
Omnicom Group, Inc.                                   19,700   $       1,640,025
AEROSPACE - 1.62%
United Technologies Corp.                            169,400           9,820,118
ALUMINUM - 1.08%
Alcoa, Inc.                                          214,400           6,552,064
BANKING - 2.47%
Fifth Third Bancorp. (a)                              59,400           2,337,984
Hudson City Bancorp, Inc.                            255,600           3,396,924
Wachovia Corp.                                        22,600           1,266,730
Wells Fargo Company                                  125,900           8,041,233
                                                               -----------------
                                                                      15,042,871
BIOTECHNOLOGY - 0.54%
Amgen, Inc. *                                         11,800             858,450
Millennium Pharmaceuticals, Inc. *                   242,800           2,454,708
                                                               -----------------
                                                                       3,313,158
BROADCASTING - 0.60%
CBS Corp., Class B                                    31,900   $         764,962
Clear Channel Communications, Inc.                   100,400           2,912,604
                                                               -----------------
                                                                       3,677,566
BUILDING MATERIALS & CONSTRUCTION -
   0.97%
American Standard Companies, Inc.                    138,000           5,914,680
BUSINESS SERVICES - 2.73%
Accenture, Ltd., Class A                              52,000           1,563,640
Affiliated Computer Services, Inc.,
   Class A *                                          59,200           3,531,872
Automatic Data Processing, Inc.                       35,900           1,639,912
Fluor Corp.                                          114,800           9,849,840
                                                               -----------------
                                                                      16,585,264
CABLE AND TELEVISION - 1.04%
Cablevision Systems New York Group,
   Class A *                                          50,200           1,340,340
Comcast Corp., Class A *                              45,400           1,187,664
Time Warner, Inc.                                    157,900           2,651,141
Viacom, Inc. *                                        29,350           1,138,780
                                                               -----------------
                                                                       6,317,925
CELLULAR COMMUNICATIONS - 0.24%
American Tower Corp., Class A *                       47,700           1,446,264
CHEMICALS - 1.19%
Air Products & Chemicals, Inc.                        21,300           1,431,147
Dow Chemical Company                                  29,500           1,197,700
E.I. Du Pont De Nemours & Company                     14,300             603,603
Huntsman Corp. *                                      83,000           1,601,900
Methanex Corp.                                        60,000           1,231,800
Praxair, Inc.                                          9,800             540,470
Rohm & Haas Company                                   12,500             610,875
                                                               -----------------
                                                                       7,217,495
COMPUTERS & BUSINESS EQUIPMENT - 5.26%
Cisco Systems, Inc. *                                568,900          12,328,063
Dell, Inc. *                                          72,500           2,157,600
Hewlett-Packard Company                               49,600           1,631,840
International Business Machines Corp.                 11,000             907,170
Lexmark International, Inc. *                         42,100           1,910,498
Sandisk Corp. *                                      143,000           8,225,360
Seagate Technology, Inc. * (a)                       117,900           3,104,307
Sun Microsystems, Inc. *                             340,600           1,747,278
                                                               -----------------
                                                                      32,012,116
COSMETICS & TOILETRIES - 0.81%
Avon Products, Inc.                                  126,300           3,936,771
Procter & Gamble Company                              17,400           1,002,588
                                                               -----------------
                                                                       4,939,359
CRUDE PETROLEUM & NATURAL GAS - 0.69%
ChevronTexaco Corp.                                   50,248           2,912,877
Plains Exploration & Production
   Company *                                          33,100           1,278,984
                                                               -----------------
                                                                       4,191,861
DRUGS & HEALTH CARE - 0.48%
ImClone Systems, Inc. * (a)                           85,900           2,922,318

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT - 0.92%
Cooper Industries, Ltd., Class A                      48,900   $       4,249,410
Emerson Electric Company                              16,200           1,354,806
                                                               -----------------
                                                                       5,604,216
ELECTRICAL UTILITIES - 0.91%
Exelon Corp.                                          25,400           1,343,660
The AES Corp. *                                      246,700           4,208,702
                                                               -----------------
                                                                       5,552,362
ELECTRONICS - 1.40%
Agilent Technologies, Inc. *                          36,237           1,360,699
ATI Technologies, Inc. * (a)                         110,100           1,891,518
Flextronics International, Ltd. *                    368,900           3,818,115
Thermo Electron Corp. *                               39,500           1,465,055
                                                               -----------------
                                                                       8,535,387
FINANCIAL SERVICES - 11.42%
Americredit Corp. *                                   62,600           1,923,698
Capital One Financial Corp.                           18,500           1,489,620
Federal Home Loan Mortgage Corp.                      97,400           5,941,400
Federal National Mortgage Association                131,800           6,774,520
Goldman Sachs Group, Inc.                              9,300           1,459,728
IndyMac Bancorp, Inc. (a)                             69,400           2,840,542
JPMorgan Chase & Company                             380,592          15,847,851
SLM Corp.                                            333,300          17,311,602
Washington Mutual, Inc. (a)                          372,300          15,867,426
                                                               -----------------
                                                                      69,456,387
FOOD & BEVERAGES - 3.83%
Campbell Soup Company                                118,900           3,852,360
Kraft Foods, Inc., Class A (a)                       138,600           4,200,966
Pepsi Bottling Group, Inc.                            42,800           1,300,692
PepsiCo, Inc.                                        126,900           7,333,551
Sara Lee Corp.                                        86,000           1,537,680
The Coca-Cola Company                                 54,100           2,265,167
Unilever NV                                           40,600           2,810,332
                                                               -----------------
                                                                      23,300,748
FURNITURE & FIXTURES - 0.34%
Leggett & Platt, Inc.                                 84,300           2,054,391
GAS & PIPELINE UTILITIES - 0.65%
Kinder Morgan Management LLC *                           391              17,204
Kinder Morgan, Inc.                                   30,200           2,778,098
NiSource, Inc.                                        56,400           1,140,408
                                                               -----------------
                                                                       3,935,710
GOLD - 0.35%
Barrick Gold Corp.                                    78,500           2,138,340
HEALTHCARE PRODUCTS - 1.32%
Baxter International, Inc.                           115,200           4,470,912
Medtronic, Inc.                                       69,500           3,527,125
                                                               -----------------
                                                                       7,998,037
HEALTHCARE SERVICES - 4.16%
DaVita, Inc. *                                        68,750           4,139,437
Lincare Holdings, Inc. *                              48,300           1,881,768
McKesson Corp.                                        81,800   $       4,264,234
Medco Health Solutions, Inc. *                        75,800           4,337,276
Omnicare, Inc. (a)                                    51,200           2,815,488
UnitedHealth Group, Inc.                              21,700           1,212,162
Wellpoint, Inc. *                                     85,800           6,643,494
                                                               -----------------
                                                                      25,293,859
HOLDINGS COMPANIES/CONGLOMERATES - 3.89%
Berkshire Hathaway, Inc., Class A * (a)                   58           5,240,300
General Electric Company                             528,700          18,388,186
                                                               -----------------
                                                                      23,628,486
HOTELS & RESTAURANTS - 0.47%
McDonald's Corp.                                      27,000             927,720
Starwood Hotels & Resorts Worldwide,
   Inc.                                               28,600           1,937,078
                                                               -----------------
                                                                       2,864,798
INSURANCE - 2.43%
American International Group, Inc.                    76,687           5,068,244
Chubb Corp.                                           23,100           2,204,664
Marsh & McLennan Companies, Inc.                     120,200           3,529,072
RenaissanceRe Holdings, Ltd.                          28,300           1,234,446
XL Capital, Ltd., Class A                             42,900           2,750,319
                                                               -----------------
                                                                      14,786,745
INTERNATIONAL OIL - 2.69%
Anadarko Petroleum Corp.                              21,200           2,141,412
Royal Dutch Shell PLC, ADR, Class B
   shares (a)                                         26,342           1,716,181
Royal Dutch Shell PLC, ADR                           128,900           8,025,314
Weatherford International, Ltd. *                     97,400           4,456,050
                                                               -----------------
                                                                      16,338,957
INTERNET CONTENT - 0.19%
Yahoo!, Inc. *                                        36,600           1,180,716
INTERNET RETAIL - 0.52%
eBay, Inc. *                                          63,900           2,495,934
Expedia, Inc. *                                       33,300             674,991
                                                               -----------------
                                                                       3,170,925
INTERNET SERVICE PROVIDER - 1.10%
Google, Inc., Class A *                               17,100           6,669,000
INTERNET SOFTWARE - 0.21%
Checkfree Corp. *                                     24,700           1,247,350
LEISURE TIME - 1.02%
Carnival Corp.                                        25,100           1,188,987
Las Vegas Sands Corp. *                               47,600           2,697,016
Walt Disney Company                                   82,500           2,300,925
                                                               -----------------
                                                                       6,186,928
LIQUOR - 0.45%
Anheuser-Busch Companies, Inc.                        64,200           2,745,834
MANUFACTURING - 2.20%
Danaher Corp.                                         87,600           5,566,980
Illinois Tool Works, Inc.                             53,400           5,142,954
Siemens AG-Sponsored ADR                              13,200           1,229,844

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
MANUFACTURING (CONTINUED)
Tyco International, Ltd.                              52,500   $       1,411,200
                                                               -----------------
                                                                      13,350,978
MINING - 0.59%
Newmont Mining Corp.                                  43,400           2,252,026
Potash Corp. of Saskatchewan, Inc.                    15,000           1,321,350
                                                               -----------------
                                                                       3,573,376
PAPER - 0.32%
International Paper Company                           56,400           1,949,748
PETROLEUM SERVICES - 3.56%
Baker Hughes, Inc.                                    45,700           3,125,880
BJ Services Company                                   47,600           1,646,960
Exxon Mobil Corp.                                     66,300           4,035,018
Halliburton Company                                   33,200           2,424,264
Schlumberger, Ltd.                                    68,300           8,644,731
Transocean, Inc. *                                    22,300           1,790,690
                                                               -----------------
                                                                      21,667,543
PHARMACEUTICALS - 9.00%
Allergan, Inc.                                        93,600          10,155,600
AstraZeneca PLC, SADR                                289,800          14,556,654
Eli Lilly & Company                                   20,900           1,155,770
Forest Laboratories, Inc. *                          402,800          17,976,964
Pfizer, Inc.                                         117,600           2,930,592
Sepracor, Inc. * (a)                                  35,200           1,718,112
Teva Pharmaceutical Industries, Ltd.,
   SADR (a)                                          151,600           6,242,888
                                                               -----------------
                                                                      54,736,580
REAL ESTATE - 0.22%
General Growth Properties, Inc., REIT                 27,670           1,352,233
RETAIL GROCERY - 0.50%
Sysco Corp.                                           94,600           3,031,930
RETAIL TRADE - 4.47%
Costco Wholesale Corp.                                35,500           1,922,680
Dollar Tree Stores, Inc. *                           113,700           3,146,079
Home Depot, Inc.                                      25,500           1,078,650
Lowe's Companies, Inc.                               204,400          13,171,536
RadioShack Corp.                                      49,500             951,885
Target Corp.                                         103,700           5,393,437
Williams-Sonoma, Inc. *                               35,500           1,505,200
                                                               -----------------
                                                                      27,169,467
SEMICONDUCTORS - 8.66%
Altera Corp. *                                       413,100           8,526,384
Applied Materials, Inc.                              469,300           8,217,443
Fairchild Semiconductor International,
   Inc. *                                            108,000           2,059,560
Freescale Semiconductor-A, Inc. * (a)                121,400           3,376,134
Intel Corp.                                          449,300           8,693,955
International Rectifier Corp. * (a)                  132,700           5,497,761
KLA-Tencor Corp.                                     173,800           8,404,968
Linear Technology Corp.                               64,300           2,255,644
Silicon Laboratories, Inc. * (a)                      33,200           1,824,340
Xilinx, Inc.                                         150,200           3,824,092
                                                               -----------------
                                                                      52,680,281
SOFTWARE - 4.57%
Adobe Systems, Inc. *                                127,800   $       4,462,776
Compuware Corp. *                                    154,000           1,205,820
Microsoft Corp.                                      574,600          15,634,866
SAP AG, SADR                                         119,700           6,502,104
                                                               -----------------
                                                                      27,805,566
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.12%
Corning, Inc. *                                      175,900           4,733,469
QUALCOMM, Inc.                                        41,100           2,080,071
                                                               -----------------
                                                                       6,813,540
TELEPHONE - 2.79%
AT&T, Inc.                                            38,300           1,035,632
Qwest Communications International,
   Inc. * (a)                                        417,200           2,836,960
Sprint Corp.                                         356,200           9,204,208
Verizon Communications, Inc.                         114,100           3,886,246
                                                               -----------------
                                                                      16,963,046
TOBACCO - 1.63%
Altria Group, Inc.                                   139,600           9,892,056
TRUCKING & FREIGHT - 1.20%
United Parcel Service, Inc., Class B                  92,200           7,318,836
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $519,690,455)                        $     602,587,440
                                                               -----------------
SHORT TERM INVESTMENTS - 7.63%
State Street Navigator Securities
Lending Prime Portfolio (c)                $      46,388,908   $      46,388,908
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $46,388,908)                                             $      46,388,908
                                                               -----------------
REPURCHASE AGREEMENTS - 1.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2006 at
3.45% to be repurchased at
$6,139,765 on 04/03/2006,
collateralized by $6,650,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $6,246,352,
including interest) and $20,000
U.S. Treasury Notes, 4.625% due
05/15/2006 (valued at $20,344,
including interest) (c)                    $       6,138,000   $       6,138,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,138,000)                                              $       6,138,000
                                                               -----------------
TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
   (COST $572,217,363) - 107.73%                               $     655,114,348
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (7.73)%                                                  (47,034,083)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     608,080,265
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 94.52%
ADVERTISING - 0.01%
The Interpublic Group of Companies,
   Inc. * (a)                                          8,700   $          83,172
AEROSPACE - 0.94%
Boeing Company                                        17,400           1,355,982
General Dynamics Corp.                                38,800           2,482,424
Goodrich Corp.                                        27,500           1,199,275
Northrop Grumman Corp.                                20,100           1,372,629
Rockwell Collins, Inc.                                 6,700             377,545
United Technologies Corp.                             47,100           2,730,387
                                                               -----------------
                                                                       9,518,242
AGRICULTURE - 0.20%
Archer-Daniels-Midland Company                        56,500           1,901,225
The Andersons, Inc. (a)                                1,700             132,991
                                                               -----------------
                                                                       2,034,216
AIR FREIGHT - 0.02%
ExpressJet Holdings, Inc. * (a)                       30,300             225,432
AIR TRAVEL - 0.07%
SkyWest, Inc. (a)                                     23,800             696,626
ALUMINUM - 0.05%
Alcoa, Inc.                                           17,300             528,688
APPAREL & TEXTILES - 0.87%
Brown Shoe, Inc.                                       2,300             120,704
Coach, Inc. *                                          7,500             259,350
Columbia Sportswear Company * (a)                      5,500             293,315
Jones Apparel Group, Inc.                             40,000           1,414,800
K-Swiss, Inc., Class A (a)                            12,400             373,736
Liz Claiborne, Inc.                                   36,100           1,479,378
Mohawk Industries, Inc. *                             28,700           2,316,664
Oakley, Inc. (a)                                      30,300             515,706
Oxford Industries, Inc. (a)                            4,500             230,085
Polo Ralph Lauren Corp., Class A (a)                   3,200             193,952
Quiksilver, Inc. * (a)                                 9,600             133,056
Stride Rite Corp. (a)                                  3,500              50,680
Timberland Company, Class A * (a)                     15,500             530,565
VF Corp.                                              13,800             785,220
Weyco Group, Inc. (a)                                  1,700              38,250
                                                               -----------------
                                                                       8,735,461
AUTO PARTS - 0.81%
American Axle & Manufacturing Holdings,
   Inc. (a)                                            8,700             149,031
ArvinMeritor, Inc.                                     6,400              95,424
AutoZone, Inc. *                                      28,300           2,821,227
CSK Auto Corp. * (a)                                  17,200             238,564
Genuine Parts Company                                 48,400           2,121,372
Johnson Controls, Inc.                                12,900             979,497
Keystone Automotive Industries,
   Inc. * (a)                                          4,300             181,503
Lear Corp. (a)                                        10,300             182,619
O'Reilly Automotive, Inc. *                           29,800           1,089,488
TRW Automotive Holdings Corp. *                       12,200             284,260
                                                               -----------------
                                                                       8,142,985
AUTO SERVICES - 0.31%
AutoNation, Inc. *                                   141,200           3,042,860
Dollar Thrifty Automotive Group, Inc. *                  500   $          22,700
Lithia Motors, Inc., Class A (a)                       3,000             104,100
                                                               -----------------
                                                                       3,169,660
AUTOMOBILES - 0.58%
Ford Motor Company (a)                               414,400           3,298,624
PACCAR, Inc.                                          34,000           2,396,320
United Auto Group, Inc. (a)                            4,600             197,800
                                                               -----------------
                                                                       5,892,744
BANKING - 0.67%
Anchor BanCorp Wisconsin, Inc. (a)                     2,400              72,744
BB&T Corp.                                            18,700             733,040
Comerica, Inc.                                        19,200           1,113,024
Fifth Third Bancorp. (a)                               4,800             188,928
First Indiana Corp.                                    7,025             195,997
Frontier Financial Corp.                                 400              13,216
Macatawa Bank Corp. (a)                                  800              30,328
National City Corp.                                   82,400           2,875,760
Northern Trust Corp.                                  17,200             903,000
Wachovia Corp.                                         4,972             278,687
Wilmington Trust Corp. (a)                             7,500             325,125
                                                               -----------------
                                                                       6,729,849
BIOTECHNOLOGY - 0.89%
Applera Corp.                                         34,600             939,044
Genentech, Inc. *                                     94,400           7,977,744
Millipore Corp. *                                      1,300              94,978
                                                               -----------------
                                                                       9,011,766
BROADCASTING - 0.02%
Clear Channel Communications, Inc.                     3,300              95,733
Sinclair Broadcast Group, Inc.,
   Class A (a)                                        16,100             131,215
                                                               -----------------
                                                                         226,948
BUILDING MATERIALS & CONSTRUCTION -
   0.51%
American Standard Companies, Inc.                     56,200           2,408,732
Eagle Materials, Inc. (a)                             10,400             663,104
Lennox International, Inc.                            18,200             543,452
LSI Industries, Inc. (a)                              12,100             206,184
Masco Corp.                                           39,300           1,276,857
Perini Corp. *                                           700              21,511
                                                               -----------------
                                                                       5,119,840
BUSINESS SERVICES - 2.17%
Administaff, Inc. (a)                                  5,900             320,724
Affiliated Computer Services, Inc.,
   Class A *                                          42,800           2,553,448
Cadence Design Systems, Inc. *                         5,100              94,299
CDI Corp. (a)                                          3,500             100,695
Cendant Corp.                                         22,000             381,700
Compucredit Corp. * (a)                               17,900             658,899
CSG Systems International, Inc. *                     10,700             248,882
Deluxe Corp. (a)                                       9,200             240,764
DST Systems, Inc. * (a)                                9,100             527,254
Equifax, Inc.                                         30,800           1,146,992
FactSet Research Systems, Inc. (a)                    12,100             536,635

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Fair Isaac Corp.                                      20,400   $         808,248
First Data Corp.                                      92,300           4,321,486
Fluor Corp.                                            1,100              94,380
Forrester Research, Inc. * (a)                         4,400              98,208
FTI Consulting, Inc. * (a)                             5,200             148,356
H & R Block, Inc.                                     14,400             311,760
Hudson Highland Group, Inc. * (a)                      5,700             107,958
Jacobs Engineering Group, Inc. *                      10,500             910,770
Lightbridge, Inc. *                                    4,600              51,060
MAXIMUS, Inc.                                          5,900             212,282
Moody's Corp.                                         39,300           2,808,378
On Assignment, Inc. *                                  2,000              21,960
Paychex, Inc.                                         16,900             704,054
Pitney Bowes, Inc.                                    74,200           3,185,406
Pre-Paid Legal Services, Inc. (a)                      7,400             262,552
Robert Half International, Inc.                       19,900             768,339
SOURCECORP, Inc. * (a)                                 5,900             142,249
Spherion Corp. *                                       8,500              88,400
                                                               -----------------
                                                                      21,856,138
CABLE AND TELEVISION - 0.02%
Time Warner Telecom, Inc., Class A * (a)               8,300             148,985
CELLULAR COMMUNICATIONS - 0.55%
Brightpoint, Inc. * (a)                               21,650             672,449
Motorola, Inc.                                       212,000           4,856,920
                                                               -----------------
                                                                       5,529,369
CHEMICALS - 0.02%
H.B. Fuller Company (a)                                4,400             225,896
COLLEGES & UNIVERSITIES - 0.09%
ITT Educational Services, Inc. *                      13,900             890,295
COMMERCIAL SERVICES - 0.01%
Cenveo, Inc. * (a)                                     5,800              96,164
Vertrue, Inc. * (a)                                      800              33,440
                                                               -----------------
                                                                         129,604
COMPUTERS & BUSINESS EQUIPMENT - 4.19%
CDW Corp.                                              8,300             488,455
Dell, Inc. *                                         535,600          15,939,456
Diebold, Inc.                                         10,800             443,880
Hewlett-Packard Company                              663,400          21,825,860
Ingram Micro, Inc., Class A *                         42,800             856,000
International Business Machines Corp.                    200              16,494
Lexmark International, Inc. *                         20,700             939,366
MTS Systems Corp. (a)                                  2,200              92,026
Plexus Corp. *                                         2,700             101,439
Rimage Corp. * (a)                                     2,100              47,418
Sybase, Inc. *                                        19,100             403,392
Sykes Enterprises, Inc. * (a)                         12,400             175,832
Tech Data Corp. *                                     17,600             649,616
Western Digital Corp. *                               13,500             262,305
                                                               -----------------
                                                                      42,241,539
CONSTRUCTION & MINING EQUIPMENT - 0.02%
Kaman Corp., Class A (a)                               6,900   $         173,604
CONSTRUCTION MATERIALS - 0.73%
EMCOR Group, Inc. * (a)                               16,900             839,254
Florida Rock Industries, Inc.                         15,200             854,544
Granite Construction, Inc. (a)                         7,200             350,496
Martin Marietta Materials, Inc.                       18,800           2,012,164
Simpson Manufacturing, Inc. (a)                        7,700             333,410
Universal Forest Products, Inc. (a)                    7,800             495,222
USG Corp. * (a)                                       22,500           2,136,600
Vulcan Materials Company                               3,500             303,275
                                                               -----------------
                                                                       7,324,965
CONTAINERS & GLASS - 0.02%
Greif, Inc., Class A                                   3,500             239,470
COSMETICS & TOILETRIES - 0.31%
Colgate-Palmolive Company                             48,200           2,752,220
Intermediate Parfums, Inc. (a)                         1,000              19,930
Nature's Sunshine Products, Inc. (a)                   5,400              67,500
Playtex Products, Inc. * (a)                          24,500             256,515
                                                               -----------------
                                                                       3,096,165
CRUDE PETROLEUM & NATURAL GAS - 2.22%
Amerada Hess Corp.                                     9,200           1,310,080
Apache Corp.                                          19,900           1,303,649
Burlington Resources, Inc.                            45,400           4,172,714
Devon Energy Corp.                                    63,100           3,859,827
Marathon Oil Corp.                                    45,100           3,435,267
Newfield Exploration Company *                         5,900             247,210
Occidental Petroleum Corp.                            50,600           4,688,090
Pogo Producing Company (a)                             9,600             482,400
Sunoco, Inc.                                          37,500           2,908,875
                                                               -----------------
                                                                      22,408,112
DOMESTIC OIL - 0.05%
Houston Exploration Company * (a)                      1,600              84,320
McMoran Exploration Company * (a)                        200               3,568
St. Mary Land & Exploration Company (a)               10,900             445,047
                                                               -----------------
                                                                         532,935
DRUGS & HEALTH CARE - 0.81%
Meridian Bioscience, Inc. (a)                          6,400             172,672
Wyeth                                                164,900           8,000,948
                                                               -----------------
                                                                       8,173,620
EDUCATIONAL SERVICES - 0.00%
Renaissance Learning, Inc. (a)                         1,000              18,000
ELECTRICAL EQUIPMENT - 0.51%
A.O. Smith Corp.                                       2,400             126,720
American Power Conversion Corp.                       42,000             970,620
Anaren, Inc. * (a)                                     4,200              81,774
Cohu, Inc. (a)                                         6,400             135,808
Emerson Electric Company                              33,800           2,826,694
Genlyte Group, Inc. * (a)                              6,400             436,096
Watsco, Inc. (a)                                       7,900             561,295
                                                               -----------------
                                                                       5,139,007

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES - 0.77%
Allete, Inc. (a)                                       3,000   $         139,800
Black Hills Corp. (a)                                  6,000             204,000
CenterPoint Energy, Inc. (a)                          45,900             547,587
CMS Energy Corp. * (a)                                 6,100              78,995
Constellation Energy Group, Inc.                       7,200             393,912
Edison International                                  28,000           1,153,040
Exelon Corp.                                          41,600           2,200,640
FirstEnergy Corp.                                     26,600           1,300,740
The AES Corp. *                                       99,500           1,697,470
                                                               -----------------
                                                                       7,716,184
ELECTRONICS - 0.55%
Agilent Technologies, Inc. *                          36,300           1,363,065
Amphenol Corp., Class A                                5,200             271,336
Arrow Electronics, Inc. *                             10,600             342,062
Avnet, Inc. *                                         38,500             977,130
Bell Microproducts, Inc. * (a)                         4,400              27,104
Imation Corp.                                          8,700             373,317
Jabil Circuit, Inc. *                                 13,800             591,468
Synopsys, Inc. *                                      41,800             934,230
Technitrol, Inc. (a)                                   4,800             115,104
Teleflex, Inc.                                         8,000             573,040
                                                               -----------------
                                                                       5,567,856
ENERGY - 0.04%
TXU Corp.                                              8,300             371,508
FINANCIAL SERVICES - 5.96%
A.G. Edwards, Inc.                                     2,900             144,594
Advanta Corp., Class B                                 1,400              51,618
Asset Acceptance Capital Corp. * (a)                   5,400             105,138
Charles Schwab Corp.                                 194,500           3,347,345
CIT Group, Inc.                                        5,700             305,064
Citigroup, Inc.                                       50,600           2,389,838
E*TRADE Financial Corp. *                             26,900             725,762
Federal Agricultural Mortgage Corp.,
   Class C (a)                                           800              23,536
Federal Home Loan Mortgage Corp.                      44,500           2,714,500
Federal National Mortgage Association                386,500          19,866,100
Federated Investors, Inc., Class B                     8,000             312,400
Fiserv, Inc. *                                        36,400           1,548,820
Franklin Resources, Inc.                              21,500           2,026,160
Goldman Sachs Group, Inc.                             17,700           2,778,192
Investment Technology Group, Inc. *                    6,200             308,760
ITLA Capital Corp. (a)                                 1,200              57,864
JPMorgan Chase & Company                              31,900           1,328,316
Legg Mason, Inc.                                      13,200           1,654,356
Lehman Brothers Holdings, Inc.                        17,900           2,587,087
Mellon Financial Corp.                                23,200             825,920
Merrill Lynch & Company, Inc.                         38,200           3,008,632
Moneygram International, Inc.                          5,400             165,888
Nelnet, Inc., Class A * (a)                            2,100              87,465
PNC Financial Services Group, Inc.                    29,800           2,005,838
Raymond James Financial, Inc. (a)                     21,350             631,106
State Street Corp. (c)                                32,500           1,963,975
Stifel Financial Corp. * (a)                             500   $          21,835
Student Loan Corp. (a)                                 2,400             559,200
TD Ameritrade Holding Corp.                           45,700             953,759
United Panam Financial Corp. * (a)                     2,800              86,520
Washington Mutual, Inc. (a)                          174,600           7,441,452
                                                               -----------------
                                                                      60,027,040
FOOD & BEVERAGES - 2.80%
Chiquita Brands International, Inc. (a)               20,200             338,754
Dean Foods Company *                                  33,200           1,289,156
Flowers Foods, Inc. (a)                                9,700             288,090
Green Mountain Coffee Roasters, Inc. *
   (a)                                                   300              11,916
Kraft Foods, Inc., Class A (a)                        53,400           1,618,554
Pepsi Bottling Group, Inc.                            19,800             601,722
PepsiCo, Inc.                                         42,800           2,473,412
Performance Food Group Company * (a)                  10,300             321,257
Sanderson Farms, Inc. (a)                             10,000             224,000
Sara Lee Corp.                                        95,600           1,709,328
Sensient Technologies Corp. (a)                        5,700             102,885
Starbucks Corp. *                                    105,700           3,978,548
The Coca-Cola Company                                330,400          13,833,848
Tyson Foods, Inc., Class A                            97,900           1,345,146
USANA Health Sciences, Inc. * (a)                      3,000             125,160
                                                               -----------------
                                                                      28,261,776
FURNITURE & FIXTURES - 0.05%
Ethan Allen Interiors, Inc. (a)                        4,800             201,696
Furniture Brands International, Inc. (a)               7,600             186,276
La-Z-Boy, Inc. (a)                                     5,700              96,900
                                                               -----------------
                                                                         484,872
GAS & PIPELINE UTILITIES - 0.17%
El Paso Corp. (a)                                      9,400             113,270
Kinder Morgan, Inc.                                    7,500             689,925
Questar Corp.                                         13,100             917,655
                                                               -----------------
                                                                       1,720,850
HEALTHCARE PRODUCTS - 3.67%
Baxter International, Inc.                             6,000             232,860
C.R. Bard, Inc.                                        4,100             278,021
Computer Programs & Systems, Inc. (a)                  6,100             305,000
Johnson & Johnson                                    595,600          35,271,432
Owens & Minor, Inc. (a)                               11,700             383,409
Patterson Companies, Inc. *                            1,900              66,880
St. Jude Medical, Inc. *                              11,700             479,700
                                                               -----------------
                                                                      37,017,302
HEALTHCARE SERVICES - 7.55%
AMERIGROUP Corp. * (a)                                 1,300              27,352
AMN Healthcare Services, Inc. * (a)                    5,100              95,472
Apria Healthcare Group, Inc. * (a)                     1,100              25,278
Cardinal Health, Inc.                                130,800           9,747,216
Express Scripts, Inc. *                               90,400           7,946,160
HCA, Inc.                                             12,500             572,375
Health Net, Inc. *                                    37,800           1,920,996

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HEALTHCARE SERVICES (CONTINUED)
Humana, Inc. *                                        30,800   $       1,621,620
Kindred Healthcare, Inc. * (a)                         3,400              85,510
Lincare Holdings, Inc. *                              51,100           1,990,856
McKesson Corp.                                       228,500          11,911,705
Medco Health Solutions, Inc. *                         1,500              85,830
Omnicare, Inc.                                         3,200             175,968
Quest Diagnostics, Inc.                               12,300             630,990
UnitedHealth Group, Inc.                             658,100          36,761,466
Weight Watchers International, Inc.                   29,300           1,506,020
Wellpoint, Inc. *                                     12,303             952,621
                                                               -----------------
                                                                      76,057,435
HOLDINGS COMPANIES/CONGLOMERATES - 0.25%
Loews Corp.                                           24,700           2,499,640
HOMEBUILDERS - 1.90%
Beazer Homes USA, Inc.                                 5,600             367,920
Centex Corp.                                          36,600           2,268,834
D.R. Horton, Inc.                                     31,000           1,029,820
Hovnanian Enterprises, Inc., Class A *
   (a)                                                 7,800             342,654
KB Home                                               56,700           3,684,366
Lennar Corp., Class A                                 28,200           1,702,716
M.D.C. Holdings, Inc. (a)                             18,300           1,176,873
M/I Homes, Inc. (a)                                    9,000             423,000
NVR, Inc. * (a)                                        2,700           1,995,165
Pulte Homes, Inc.                                     81,900           3,146,598
Ryland Group, Inc. (a)                                37,300           2,588,620
Standard Pacific Corp. (a)                            13,000             437,060
                                                               -----------------
                                                                      19,163,626
HOTELS & RESTAURANTS - 1.90%
Ameristar Casinos, Inc.                                  800              20,632
Applebee's International, Inc. (a)                    46,600           1,144,030
Brinker International, Inc.                           27,900           1,178,775
CBRL Group, Inc.                                      22,000             966,020
Darden Restaurants, Inc.                              82,400           3,380,872
Jack In the Box, Inc. * (a)                           13,600             591,600
Marriott International, Inc., Class A                 27,500           1,886,500
McDonald's Corp.                                      82,100           2,820,956
Papa Johns International, Inc. * (a)                  35,500           1,164,755
Ryan's Restaurant Group, Inc. * (a)                   12,600             182,700
Sonic Corp. * (a)                                     14,200             498,846
Wendy's International, Inc.                           47,900           2,972,674
Yum! Brands, Inc.                                     47,300           2,311,078
                                                               -----------------
                                                                      19,119,438
HOUSEHOLD APPLIANCES - 0.54%
Consolidated Tomoka Land Company                         300              18,639
Drew Industries, Inc. * (a)                            2,300              81,765
Whirlpool Corp.                                       58,100           5,314,407
                                                               -----------------
                                                                       5,414,811
HOUSEHOLD PRODUCTS - 0.41%
Blyth, Inc.                                           15,000             315,300
Energizer Holdings, Inc. * (a)                        11,100             588,300
Fortune Brands, Inc.                                   5,200   $         419,276
Newell Rubbermaid, Inc. (a)                           94,300           2,375,417
Tupperware Corp. (a)                                  21,000             432,390
                                                               -----------------
                                                                       4,130,683
INDUSTRIAL MACHINERY - 0.72%
Caterpillar, Inc.                                     39,800           2,858,038
Cummins, Inc.                                          1,700             178,670
Flowserve Corp. *                                     11,500             670,910
ITT Industries, Inc.                                  14,700             826,434
NACCO Industries, Inc., Class A (a)                    1,500             230,940
Valmont Industries, Inc. (a)                           2,200              92,488
W.W. Grainger, Inc.                                   31,200           2,350,920
                                                               -----------------
                                                                       7,208,400
INDUSTRIALS - 0.05%
Brookfield Homes Corp. (a)                             2,800             145,208
Crane Company                                          4,900             200,949
Fastenal Company (a)                                   2,500             118,350
Lawson Products, Inc. (a)                              1,700              69,598
                                                               -----------------
                                                                         534,105
INSURANCE - 8.63%
21st Century Insurance Group (a)                       3,200              50,560
Aetna, Inc.                                            3,100             152,334
AFLAC, Inc.                                          217,600           9,820,288
Allstate Corp.                                        51,300           2,673,243
Ambac Financial Group, Inc.                           34,900           2,778,040
American Financial Group, Inc.                         6,300             262,143
American International Group, Inc.                   158,500          10,475,265
Amerus Group Company                                  10,200             614,448
Aon Corp.                                             72,900           3,026,079
Brown & Brown, Inc. (a)                               21,800             723,760
Chubb Corp.                                           34,600           3,302,224
CIGNA Corp.                                           39,900           5,211,738
Commerce Group, Inc.                                   5,700             301,188
Conseco, Inc. *                                       35,200             873,664
Donegal Group, Inc. (a)                                  400              10,436
Erie Indemnity Company, Class A (a)                    6,300             331,632
FBL Financial Group, Inc., Class A                       600              20,670
Fidelity National Financial, Inc.                     53,300           1,893,749
First American Corp.                                  40,100           1,570,316
Hanover Insurance Group, Inc.                         18,000             943,560
Hartford Financial Services Group, Inc.               17,400           1,401,570
HCC Insurance Holdings, Inc.                          25,300             880,440
Jefferson-Pilot Corp. (a)                             29,600           1,655,824
LandAmerica Financial Group, Inc. (a)                 10,600             719,210
Lincoln National Corp. (a)                            45,300           2,472,927
Marsh & McLennan Companies, Inc.                      22,800             669,408
MBIA, Inc.                                            28,500           1,713,705
MetLife, Inc.                                         41,500           2,007,355
MGIC Investment Corp.                                 40,700           2,711,841
National Western Life Insurance Company,
   Class A * (a)                                         700             162,603

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
Old Republic International Corp.                     114,825   $       2,505,482
Philadelphia Consolidated Holding Corp.
   *                                                   6,500             221,910
PMI Group, Inc. (a)                                   27,400           1,258,208
Presidential Life Corp. (a)                            4,900             124,509
Principal Financial Group, Inc.                       13,100             639,280
Progressive Corp.                                     68,700           7,162,662
Protective Life Corp.                                 14,600             726,204
Prudential Financial, Inc.                            30,300           2,297,043
Radian Group, Inc.                                    14,300             861,575
Reinsurance Group of America, Inc.                     2,000              94,580
St. Paul Travelers Companies, Inc.                    92,800           3,878,112
Stancorp Financial Group, Inc.                        17,600             952,336
State Auto Financial Corp. (a)                         2,300              77,533
Stewart Information Services Corp. (a)                 7,700             362,516
Torchmark, Inc.                                       44,000           2,512,400
Transatlantic Holdings, Inc.                           5,500             321,475
Triad Guaranty, Inc. * (a)                             2,100              98,490
United Fire & Casualty Company (a)                     6,200             203,980
Universal American Financial Corp. * (a)              17,700             272,580
UnumProvident Corp.                                   94,300           1,931,264
W.R. Berkley Corp.                                    16,000             928,960
Zenith National Insurance Corp. (a)                    2,700             129,951
                                                               -----------------
                                                                      86,991,270
INTERNATIONAL OIL - 1.42%
Anadarko Petroleum Corp.                              72,800           7,353,528
ConocoPhillips                                       110,100           6,952,815
                                                               -----------------
                                                                      14,306,343
INTERNET SERVICE PROVIDER - 0.22%
Earthlink, Inc. *                                     16,700             159,485
Google, Inc., Class A *                                5,200           2,028,000
                                                               -----------------
                                                                       2,187,485
LEISURE TIME - 0.14%
Bluegreen Corp. * (a)                                  8,000             105,760
International Game Technology, Inc.                    9,400             331,068
MGM Mirage, Inc. *                                     5,700             245,613
Polaris Industries, Inc. (a)                          10,200             556,512
SCP Pool Corp. (a)                                     2,700             126,657
                                                               -----------------
                                                                       1,365,610
LIFE SCIENCES - 0.05%
Pharmaceutical Product Development, Inc.              15,100             522,611
LIQUOR - 0.12%
Brown Forman Corp., Class B                           15,300           1,177,641
MANUFACTURING - 0.91%
Acuity Brands, Inc.                                    2,900             116,000
Barnes Group, Inc. (a)                                 3,300             133,650
Danaher Corp.                                         12,700             807,085
Harley-Davidson, Inc. (a)                            103,400           5,364,392
Illinois Tool Works, Inc.                             20,800           2,003,248
SPX Corp.                                             14,800             790,616
                                                               -----------------
                                                                       9,214,991
MEDICAL-HOSPITALS - 0.01%
Health Management Associates, Inc.,
   Class A                                               500   $          10,785
Universal Health Services, Inc., Class B               2,500             126,975
                                                               -----------------
                                                                         137,760
METAL & METAL PRODUCTS - 0.10%
Quanex Corp.                                           4,400             293,172
Reliance Steel & Aluminum Company (a)                  7,900             741,968
                                                               -----------------
                                                                       1,035,140
MINING - 0.07%
Lincoln Electric Holding, Inc. (a)                    10,400             561,496
Terex Corp. *                                          2,400             190,176
                                                               -----------------
                                                                         751,672
MOBILE HOMES - 0.14%
Thor Industries, Inc. (a)                             18,900           1,008,504
Winnebago Industries, Inc. (a)                        13,300             403,522
                                                               -----------------
                                                                       1,412,026
OFFICE FURNISHINGS & SUPPLIES - 0.49%
Avery Dennison Corp.                                   5,700             333,336
Herman Miller, Inc.                                    7,600             246,316
HNI Corp.                                              8,700             513,300
Office Depot, Inc. *                                 101,200           3,768,688
The Standard Register Company (a)                      7,800             120,900
                                                               -----------------
                                                                       4,982,540
PAPER - 0.02%
Temple-Inland, Inc.                                    4,200             187,110
PETROLEUM SERVICES - 0.87%
Baker Hughes, Inc.                                    17,900           1,224,360
BJ Services Company                                   13,400             463,640
Exxon Mobil Corp.                                    106,500           6,481,590
Halliburton Company                                    8,700             635,274
                                                               -----------------
                                                                       8,804,864
PHARMACEUTICALS - 7.87%
Abbott Laboratories                                  163,000           6,922,610
Allergan, Inc.                                        18,700           2,028,950
AmerisourceBergen Corp.                              109,400           5,280,738
Barr Pharmaceuticals, Inc. *                          22,000           1,385,560
Bristol-Myers Squibb Company                          36,800             905,648
Caremark Rx, Inc.                                      4,800             236,064
Forest Laboratories, Inc. *                          127,700           5,699,251
King Pharmaceuticals, Inc. *                           5,600              96,600
Merck & Company, Inc.                                522,800          18,418,244
Pfizer, Inc.                                       1,540,400          38,386,768
                                                               -----------------
                                                                      79,360,433
PHOTOGRAPHY - 0.24%
Eastman Kodak Company (a)                             83,400           2,371,896
PUBLISHING - 0.12%
Gannett Company, Inc.                                 15,700             940,744
Valassis Communications, Inc. * (a)                    8,400             246,708
                                                               -----------------
                                                                       1,187,452

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
RAILROADS & EQUIPMENT - 0.48%
Burlington Northern Santa Fe Corp.                    32,100   $       2,674,893
Union Pacific Corp.                                   20,800           1,941,680
Wabtec Corp. (a)                                       5,800             189,080
                                                               -----------------
                                                                       4,805,653
RETAIL GROCERY - 2.33%
Albertsons, Inc.                                      86,700           2,225,589
Ingles Markets, Inc. (a)                               5,700             101,574
Nash-Finch Company (a)                                10,200             304,980
Ruddick Corp. (a)                                      8,600             209,066
Safeway, Inc.                                        220,600           5,541,472
SUPERVALU, Inc.                                       87,900           2,709,078
Sysco Corp.                                          106,900           3,426,145
The Kroger Company *                                 438,100           8,919,716
                                                               -----------------
                                                                      23,437,620
RETAIL TRADE - 11.82%
Abercrombie & Fitch Company, Class A                  12,000             699,600
Advance Auto Parts, Inc.                               8,900             370,596
Barnes & Noble, Inc.                                   3,300             152,625
Bed Bath & Beyond, Inc. *                            140,100           5,379,840
Best Buy Company, Inc.                                15,500             866,915
BJ's Wholesale Club, Inc. *                           11,400             359,214
Bon-Ton Stores, Inc. (a)                               1,200              38,820
Burlington Coat Factory Warehouse
   Corp. (a)                                           5,800             263,610
Casey's General Stores, Inc. (a)                       6,700             153,229
Cato Corp., Class A (a)                                7,600             181,336
Charlotte Russe Holding, Inc. * (a)                    5,500             117,700
Chico's FAS, Inc. *                                   30,600           1,243,584
Claire's Stores, Inc.                                  8,500             308,635
Costco Wholesale Corp.                                23,800           1,289,008
Dollar General Corp.                                 114,400           2,021,448
Dollar Tree Stores, Inc. *                             4,100             113,447
Family Dollar Stores, Inc.                            28,600             760,760
Fossil, Inc. * (a)                                    11,900             221,102
Hibbett Sporting Goods, Inc. * (a)                     3,200             105,568
Home Depot, Inc.                                   1,061,700          44,909,910
Hot Topic, Inc. * (a)                                  1,800              26,100
Longs Drug Stores Corp. (a)                           16,000             740,480
Lowe's Companies, Inc.                               495,900          31,955,796
Nordstrom, Inc.                                       43,000           1,684,740
Pacific Sunwear of California, Inc. * (a)              3,300              73,128
Pantry, Inc. * (a)                                     8,600             536,554
Payless ShoeSource, Inc. * (a)                        10,800             247,212
Retail Ventures, Inc. * (a)                            9,200             134,872
Ross Stores, Inc.                                     51,300           1,497,447
Sonic Automotive, Inc. (a)                            11,000             305,360
Staples, Inc.                                         26,600             678,832
Steven Madden, Ltd. (a)                                5,700             202,350
Talbots, Inc. (a)                                     14,300             384,241
The Buckle, Inc. (a)                                   3,500             143,325
The Men's Wearhouse, Inc.                             24,500             880,530
The TJX Companies, Inc.                               67,700           1,680,314
Tiffany & Co.                                         16,300   $         611,902
United Rentals, Inc. * (a)                            13,800             476,100
Walgreen Company                                     282,600          12,188,538
Wal-Mart Stores, Inc.                                108,000           5,101,920
                                                               -----------------
                                                                     119,106,688
SEMICONDUCTORS - 2.83%
Applied Materials, Inc.                               70,400           1,232,704
Broadcom Corp., Class A *                             39,050           1,685,398
Emulex Corp. *                                        21,100             360,599
Intel Corp.                                          739,200          14,303,520
Intersil Corp., Class A                                3,400              98,328
Micrel, Inc. * (a)                                    24,100             357,162
Microchip Technology, Inc.                            14,700             533,610
National Semiconductor Corp.                          44,800           1,247,232
NVIDIA Corp. *                                        15,300             876,078
Power Integrations, Inc. *                             1,200              29,736
QLogic Corp. *                                        37,000             715,950
Silicon Laboratories, Inc. *                           1,700              93,415
Texas Instruments, Inc.                              215,400           6,994,038
                                                               -----------------
                                                                      28,527,770
SHIPBUILDING - 0.00%
Maritrans, Inc. (a)                                    1,500              36,645
SOFTWARE - 0.77%
Adobe Systems, Inc. *                                 99,400           3,471,048
BEA Systems, Inc. *                                   71,100             933,543
BMC Software, Inc. *                                  25,600             554,496
Compuware Corp. *                                     10,800              84,564
EPIQ Systems, Inc. * (a)                               2,400              45,600
Intuit, Inc. *                                        27,200           1,446,768
JDA Software Group, Inc. * (a)                         6,600              95,304
Manhattan Associates, Inc. * (a)                       3,300              72,600
Mantech International Corp. * (a)                      2,900              96,338
MRO Software, Inc. * (a)                               1,500              23,940
Oracle Corp. *                                        32,100             439,449
THQ, Inc. *                                            8,200             212,298
Transaction Systems Architects, Inc.,
   Class A *                                           7,700             240,317
                                                               -----------------
                                                                       7,716,265
STEEL - 0.13%
Nucor Corp.                                           12,100           1,267,959
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.19%
ADTRAN, Inc.                                          24,000             628,320
Corning, Inc. *                                      179,800           4,838,418
Intrado, Inc. *                                        3,000              77,940
QUALCOMM, Inc.                                       127,700           6,462,897
SureWest Communications (a)                              500              12,060
                                                               -----------------
                                                                      12,019,635
TELEPHONE - 5.08%
ALLTEL Corp.                                         100,700           6,520,325
AT&T, Inc.                                           686,000          18,549,440

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TELEPHONE (CONTINUED)
CenturyTel, Inc. (a)                                  27,700   $       1,083,624
Harris Corp.                                          15,700             742,453
Qwest Communications International,
   Inc. *                                             14,100              95,880
TALK America Holdings, Inc. * (a)                      8,400              71,652
Verizon Communications, Inc.                         709,800          24,175,788
                                                               -----------------
                                                                      51,239,162
TIRES & RUBBER - 0.05%
Goodyear Tire & Rubber Company * (a)                  31,500             456,120
TOBACCO - 2.31%
Altria Group, Inc.                                   310,200          21,980,772
Universal Corp. (a)                                    4,200             154,434
UST, Inc. (a)                                         28,500           1,185,600
                                                               -----------------
                                                                      23,320,806
TRANSPORTATION - 0.55%
C.H. Robinson Worldwide, Inc.                         52,600           2,582,134
Expeditors International of Washington,
   Inc                                                25,900           2,237,501
Laidlaw International, Inc.                            8,100             220,320
Pacer International, Inc. (a)                         15,000             490,200
                                                               -----------------
                                                                       5,530,155
TRAVEL SERVICES - 0.02%
Sabre Holdings Corp.                                   7,900             185,887
TRUCKING & FREIGHT - 0.54%
EGL, Inc. * (a)                                        2,200              99,000
Fedex Corp.                                           37,400           4,223,956
Forward Air Corp. (a)                                  9,900             369,171
Oshkosh Truck Corp.                                    4,500             280,080
Ryder Systems, Inc.                                    7,000             313,460
Swift Transportation, Inc. * (a)                       5,100             110,823
                                                               -----------------
                                                                       5,396,490
UTILITY SERVICE - 0.00%
SJW Corp. (a)                                            400              10,740
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $907,853,178)                        $     952,593,298
                                           -----------------   -----------------
SHORT TERM INVESTMENTS - 6.67%
State Street Navigator Securities
   Lending Prime Portfolio (c)             $      64,710,923   $      64,710,923
United States Treasury Bills
   zero coupon due 08/24/2006 ****                 2,585,000           2,538,333
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $67,248,252)                                             $      67,249,256
                                           -----------------   -----------------
REPURCHASE AGREEMENTS - 8.07%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $81,396,395 on 04/03/2006,
   collateralized by $81,855,000
   Federal Home Loan Mortgage
   Corp., 5.30% due 11/17/2010
   (valued at $83,004,244, including
   interest) (c)                           $      81,373,000   $      81,373,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $81,373,000)                                             $      81,373,000
                                                               -----------------
TOTAL INVESTMENTS (U.S. MULTI SECTOR TRUST)
   (COST $1,056,474,430) - 109.26%                             $   1,101,215,554
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (9.26)%                                                         (93,357,838)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $   1,007,857,716
                                                               =================

UTILITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 88.37%
BROADCASTING - 3.05%
Citadel Broadcasting Corp. (a)                        52,870   $         586,328
Grupo Televisa SA, SADR                              118,680           2,361,732
News Corp.                                            60,270           1,001,085
TV Azteca SA de CV *                                 761,520             480,011
                                                               -----------------
                                                                       4,429,156
CABLE AND TELEVISION - 3.37%
Comcast Corp.-Special Class A *                       89,050           2,325,986
NTL, Inc. *                                           28,150             819,446
Rogers Communications, Inc.                           10,600             404,792
Viacom, Inc. *                                        34,965           1,356,642
                                                               -----------------
                                                                       4,906,866
CELLULAR COMMUNICATIONS - 2.33%
America Movil S.A. de C.V., Series L                  21,560             738,646
Hutchison Telecommunications
   International, Ltd. *                             427,000             729,096
KT Freetel Company, Ltd.                              33,160             882,196
Vodafone Group PLC                                   495,790           1,039,076
                                                               -----------------
                                                                       3,389,014
CONSTRUCTION & MINING EQUIPMENT - 0.37%
National Oilwell, Inc. *                               8,400             538,608
CRUDE PETROLEUM & NATURAL GAS - 1.82%
Amerada Hess Corp.                                     7,900           1,124,960
ChevronTexaco Corp.                                   12,300             713,031
Occidental Petroleum Corp.                             8,000             741,200
XTO Energy, Inc.                                       1,700              74,069
                                                               -----------------
                                                                       2,653,260
ELECTRICAL EQUIPMENT - 1.10%
CPFL Energia SA, ADR (a)                              38,000           1,596,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES - 33.02%
AES Tiete SA                                      49,219,200   $       1,359,021
Ameren Corp. (a)                                      12,500             622,750
CMS Energy Corp. * (a)                               230,400           2,983,680
Constellation Energy Group, Inc.                     102,401           5,602,359
Dominion Resources, Inc.                              21,570           1,488,977
E.ON AG                                               26,300           2,898,922
Edison International                                  61,560           2,535,041
Endesa SA                                             42,530           1,375,234
Enel SpA                                             191,240           1,620,247
Enersis SA, ADR                                       54,370             644,828
Entergy Corp.                                         10,400             716,976
Exelon Corp.                                         106,720           5,645,488
FirstEnergy Corp.                                     85,300           4,171,170
FPL Group, Inc.                                       95,930           3,850,630
Iberdrola SA                                           4,200             135,810
International Power PLC                              597,720           2,942,026
Mirant Corp. * (a)                                    79,800           1,995,000
PPL Corp.                                             80,140           2,356,116
Reliant Energy, Inc. *                                79,800             844,284
Scottish & Southern Energy PLC                        24,700             486,302
The AES Corp. *                                      202,760           3,459,086
Tractebel Energia SA *                                33,650             284,933
                                                               -----------------
                                                                      48,018,880
ENERGY - 14.38%
Duke Energy Corp.                                     48,500           1,413,775
Energen Corp.                                         46,700           1,634,500
Equatorial Energia SA *                               13,100             100,676
NRG Energy, Inc. * (a)                               151,740           6,861,683
Rosetta Resources, Inc. *                             37,790             678,708
RWE AG                                                29,240           2,549,000
SCANA Corp.                                           14,340             562,702
TXU Corp.                                            124,260           5,561,878
Xcel Energy, Inc. (a)                                 85,700           1,555,455
                                                               -----------------
                                                                      20,918,377
GAS & PIPELINE UTILITIES - 9.99%
AGL Resources, Inc.                                   46,710           1,683,895
El Paso Corp. (a)                                    116,150           1,399,608
Enagas                                               132,061           2,620,834
Equitable Resources, Inc.                             47,900           1,748,829
Kinder Morgan, Inc.                                    9,900             910,701
Questar Corp.                                         25,360           1,776,468
Williams Companies, Inc.                             205,511           4,395,880
                                                               -----------------
                                                                      14,536,215
INTERNATIONAL OIL - 0.58%
Anadarko Petroleum Corp.                               1,400             141,414
Noble Corp.                                            8,660             702,326
                                                               -----------------
                                                                         843,740
INTERNET SERVICE PROVIDER - 0.72%
Fastweb SpA *                                         20,365           1,040,919
PETROLEUM SERVICES - 4.70%
ENSCO International, Inc.                             15,160   $         779,982
Exxon Mobil Corp.                                     18,500           1,125,910
Fortum Corp. Oyj                                      11,090             280,259
GlobalSantaFe Corp.                                   42,160           2,561,220
Smith International, Inc.                             19,300             751,928
Total SA                                               3,670             969,776
Transocean, Inc. *                                     4,500             361,350
                                                               -----------------
                                                                       6,830,425
POLLUTION CONTROL - 0.89%
Suez SA                                               32,888           1,298,181
SANITARY SERVICES - 0.32%
Veolia Environnement SA                                8,450             470,060
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 7.40%
Citizens Communications Company                      128,780           1,708,911
France Telecom SA                                     86,760           1,954,540
PT Indonesian Satellite Corp.                        136,500              77,360
Singapore Telecommunications, Ltd.                   455,000             746,202
Telecom Argentina SA, ADR, B Shares * (a)             10,100             136,754
Telecom Corporation Of New Zealand                    27,270             745,016
Telefonica SA                                         17,400             273,506
Telenor ASA                                          170,100           1,831,155
Telus Corp. - Non Voting Shares                       79,270           3,069,283
Vympel Communicatii, ADR * (a)                         5,000             215,050
                                                               -----------------
                                                                      10,757,777
TELEPHONE - 4.33%
ALLTEL Corp.                                          17,900           1,159,025
AT&T, Inc.                                            30,900             835,536
CenturyTel, Inc.                                       1,900              74,328
Sprint Corp.                                         163,515           4,225,228
                                                               -----------------
                                                                       6,294,117
                                                               -----------------
TOTAL COMMON STOCKS (Cost $118,652,845)                        $     128,521,595
                                                               -----------------
PREFERRED STOCKS - 3.80%
ELECTRICAL UTILITIES - 2.29%
Entergy Corp. * (a)                                   65,780           3,340,308
ENERGY - 0.43%
NRG Energy, Inc. *                                     2,600             620,750
GAS & PIPELINE UTILITIES - 1.08%
El Paso Corp. *                                        1,450           1,567,994
                                           -----------------   -----------------
TOTAL PREFERRED STOCKS (Cost $5,411,804)                       $       5,529,052
                                                               -----------------
CORPORATE BONDS - 4.97%
CELLULAR COMMUNICATIONS - 0.44%
Rogers Wireless, Inc.
   8.00% due 12/15/2012                    $         610,000             647,362
ELECTRICAL UTILITIES - 2.08%
Allegheny Energy Supply Company LLC
   8.25% due 04/15/2012                              550,000             602,938

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                    $         102,000   $        115,183
CMS Energy Corp.
   8.50% due 04/15/2011 (a)                          445,000            480,600
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                              773,000            855,539
Enersis SA
   7.375% due 01/15/2014                             511,000            534,654
PSEG Energy Holdings LLC
   8.625% due 02/15/2008                             424,000            442,020
                                                               ----------------
                                                                      3,030,934
ENERGY - 1.51%
NRG Energy, Inc.
   7.25% due 02/01/2014                              800,000            813,000
TXU Energy Company, LLC
   7.00% due 03/15/2013                            1,330,000          1,385,284
                                                               ----------------
                                                                      2,198,284
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.47%
Citizens Communications Company
   9.00% due 08/15/2031                              633,000            676,519
TELEPHONE - 0.47%
Qwest Corp.
   8.875% due 03/15/2012                             610,000            681,675
                                           -----------------   ----------------
TOTAL CORPORATE BONDS (Cost $7,296,889)                        $      7,234,774
                                                               ----------------
SHORT TERM INVESTMENTS - 13.13%
Citigroup Funding, Inc.
   zero coupon due 04/03/2006              $       3,072,000   $      3,071,176
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                            16,021,713         16,021,713
TOTAL SHORT TERM INVESTMENTS               -----------------   ----------------
(Cost $19,092,889)                                             $     19,092,889
                                                               ----------------
TOTAL INVESTMENTS (UTILITIES TRUST)
   (COST $150,454,427) - 110.27%                               $    160,378,310
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (10.27)%                                                (14,942,907)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $    145,435,403
                                                               ================

VALUE & RESTRUCTURING TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 97.93%
ADVERTISING - 0.38%
The Interpublic Group of Companies,
   Inc. * (a)                                         67,871   $        648,847
AEROSPACE - 2.37%
Empresa Brasileira de Aeronautica SA,
   ADR                                                54,772          2,018,348
United Technologies Corp.                             35,629          2,065,413
                                                               ----------------
                                                                      4,083,761
AIR TRAVEL - 1.58%
Copa Holdings SA, Class A *                           19,821            452,910
Gol Linhas Aereas Inteligentes SA,
   ADR (a)                                            84,682   $      2,269,477
                                                               ----------------
                                                                      2,722,387
BANKING - 0.46%
Doral Financial Corp. (a)                             68,255            788,345
BROADCASTING - 3.13%
CBS Corp., Class B                                    62,541          1,499,733
Liberty Media Corp., Series A *                       57,925            475,564
XM Satellite Radio Holdings, Inc.,
   Class A *                                         153,079          3,409,070
                                                               ----------------
                                                                      5,384,367
BUILDING MATERIALS & CONSTRUCTION
   - 0.90%
Eagle Materials, Inc., Class B (a)                    24,189          1,543,016
BUSINESS SERVICES - 1.48%
Cendant Corp.                                         92,948          1,612,648
Deluxe Corp. (a)                                      35,729            935,028
                                                               ----------------
                                                                      2,547,676
CABLE AND TELEVISION - 0.86%
EchoStar Communications Corp., Class A *              49,315          1,473,039
CELLULAR COMMUNICATIONS - 2.92%
America Movil S.A. de C.V., Series L                 146,758          5,027,929
CHEMICALS - 4.05%
Celanese Corp., Series A                              80,525          1,688,609
CF Industries Holdings, Inc.                          55,898            949,707
Lanxess AG *                                          33,846          1,273,961
PPG Industries, Inc.                                  33,898          2,147,439
Tronox, Inc. (a)                                      54,155            918,469
                                                               ----------------
                                                                      6,978,185
COAL - 4.00%
CONSOL Energy, Inc.                                   61,246          4,542,003
Foundation Coal Holdings, Inc. (a)                    40,263          1,656,420
International Coal Group, Inc. *                      70,803            689,621
                                                               ----------------
                                                                      6,888,044
COMMERCIAL SERVICES - 0.31%
Castlepoint Holdings, Ltd. *                          53,200            532,000
COMPUTERS & BUSINESS EQUIPMENT - 0.87%
International Business Machines Corp.                 18,078          1,490,893
CONSTRUCTION MATERIALS - 1.58%
Lafarge Corp.                                         32,452          2,725,968
COSMETICS & TOILETRIES - 0.86%
Avon Products, Inc.                                   47,304          1,474,466
CRUDE PETROLEUM & NATURAL GAS - 6.37%
Burlington Resources, Inc.                            46,059          4,233,283
CNX Gas Corp. * (a)                                    6,272            163,072
Devon Energy Corp.                                    63,646          3,893,226
Mariner Energy LLC *                                  41,800            848,540
Pinnacle Gas Resources, Inc. *                        26,600            292,600
W&T Offshore, Inc. (a)                                38,439          1,549,476
                                                               ----------------
                                                                     10,980,197

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
DOMESTIC OIL - 1.37%
Noble Energy, Inc.                                    53,811   $      2,363,379
DRUGS & HEALTH CARE - 0.54%
Wyeth                                                 19,095            926,489
ELECTRICAL UTILITIES - 1.53%
CenterPoint Energy, Inc. (a)                          31,325            373,708
Enel SpA                                             129,507          1,097,225
Public Service Enterprise Group, Inc.                 18,153          1,162,518
                                                               ----------------
                                                                      2,633,451
ELECTRONICS - 1.74%
Harman International Industries, Inc.                 26,967          2,996,843
ENERGY - 1.45%
Duke Energy Corp.                                     35,650          1,039,197
Rosetta Resources, Inc. *                             80,975          1,454,311
                                                               ----------------
                                                                      2,493,508
FINANCIAL SERVICES - 10.83%
Amvescap PLC (a)                                      78,098          1,472,928
CIT Group, Inc.                                       22,632          1,211,265
Citigroup, Inc.                                       54,763          2,586,456
Federal Home Loan Mortgage Corp.                      36,169          2,206,309
Friedman, Billings, Ramsey Group,
   Inc. (a)                                           78,080            732,390
JPMorgan Chase & Company                              50,016          2,082,666
Lehman Brothers Holdings, Inc.                        18,367          2,654,583
Morgan Stanley                                        46,625          2,928,983
PNC Financial Services Group, Inc.                    23,566          1,586,227
Washington Mutual, Inc. (a)                           28,180          1,201,032
                                                               ----------------
                                                                     18,662,839
FOOD & BEVERAGES - 2.90%
ConAgra Foods, Inc.                                   49,073          1,053,107
Dean Foods Company *                                  66,521          2,583,010
Kraft Foods, Inc., Class A (a)                        32,218            976,528
Vintage Wine Trust, Inc.                              41,939            377,451
                                                               ----------------
                                                                      4,990,096
FURNITURE & FIXTURES - 0.76%
Leggett & Platt, Inc.                                 53,840          1,312,081
GAS & PIPELINE UTILITIES - 0.97%
El Paso Corp.                                        138,000          1,662,900
HEALTHCARE PRODUCTS - 1.31%
Baxter International, Inc.                            58,347          2,264,447
HEALTHCARE SERVICES - 0.95%
HCA, Inc.                                             35,738          1,636,443
HOLDINGS COMPANIES/CONGLOMERATES
   - 1.18%
Loews Corp.                                           20,065          2,030,578
HOMEBUILDERS - 2.64%
Centex Corp.                                          73,368          4,548,082
HOTELS & RESTAURANTS - 0.21%
Morgans Hotel Group Co. * (a)                         20,920            369,447
HOUSEHOLD APPLIANCES - 2.89%
Black & Decker Corp.                                  57,341          4,982,359
HOUSEHOLD PRODUCTS - 1.11%
Newell Rubbermaid, Inc. (a)                           75,791   $      1,909,175
INDUSTRIAL MACHINERY - 0.86%
AGCO Corp. * (a)                                      71,828          1,489,713
INSURANCE - 4.33%
ACE, Ltd.                                             50,809          2,642,576
Marsh & McLennan Companies, Inc.                      54,870          1,610,983
MetLife, Inc.                                         43,561          2,107,046
People's Choice *                                     54,556            300,058
Primus Guaranty, Ltd. *                               71,478            796,980
                                                               ----------------
                                                                      7,457,643
INTERNATIONAL OIL - 3.98%
ConocoPhillips                                        40,593          2,563,448
Petroleo Brasileiro SA, ADR * (a)                     49,582          4,297,272
                                                               ----------------
                                                                      6,860,720
INVESTMENT COMPANIES - 1.27%
Apollo Investment Corp. (a)                           58,508          1,042,027
MCG Capital Corp. (a)                                 80,850          1,140,794
                                                               ----------------
                                                                      2,182,821
MANUFACTURING - 1.05%
Tyco International, Ltd.                              67,494          1,814,239
METAL & METAL PRODUCTS - 1.17%
Southern Copper Corp. (a)                             23,764          2,007,583
MINING - 0.66%
Alpha Natural Resources, Inc. * (a)                   49,021          1,134,346
PETROLEUM SERVICES - 1.56%
PetroHawk Energy Corp. * (a)                          44,951            615,829
Todco, Class A *                                      52,644          2,074,700
                                                               ----------------
                                                                      2,690,529
PHARMACEUTICALS - 1.76%
AmerisourceBergen Corp.                               49,350          2,382,125
Bristol-Myers Squibb Company                          26,394            649,556
                                                               ----------------
                                                                      3,031,681
RAILROADS & EQUIPMENT - 1.70%
Union Pacific Corp.                                   31,446          2,935,484
REAL ESTATE - 2.00%
DiamondRock Hospitality Company (a)                   84,858          1,171,889
Fieldstone Investment Corp., REIT (a)                 35,564            419,655
Host Marriott Corp., REIT                             43,836            938,090
Taberna Realty Finance Trust, REIT                     9,411            124,696
Ventas, Inc., REIT                                    23,764            788,490
                                                               ----------------
                                                                      3,442,820
RETAIL TRADE - 4.07%
The TJX Companies, Inc.                               76,018          1,886,767
United Rentals, Inc. * (a)                            99,836          3,444,342
Zale Corp. * (a)                                      60,133          1,685,528
                                                               ----------------
                                                                      7,016,637
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.82%
Nokia Oyj, SADR                                       80,363          1,665,121

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Plantronics, Inc.                                     41,584   $      1,473,321
                                                               ----------------
                                                                      3,138,442
TELEPHONE - 4.17%
Harris Corp.                                          98,598          4,662,699
Sprint Corp.                                          67,331          1,739,833
Valor Communications Group, Inc.                      59,903            788,324
                                                               ----------------
                                                                      7,190,856
TOBACCO - 1.51%
Loews Corp. - Carolina Group                          55,186          2,608,642
TRANSPORTATION - 0.49%
Aries Maritime Transport, Ltd. (a)                    19,695            275,139
Arlington Tankers, Ltd. (a)                           24,662            567,226
                                                               ----------------
                                                                        842,365
TRUCKING & FREIGHT - 1.03%
Ryder Systems, Inc.                                   39,753          1,780,139
                                           -----------------   ----------------
TOTAL COMMON STOCKS (Cost $150,797,656)                        $    168,695,897
                                                               ----------------
PREFERRED STOCKS - 1.01%
CHEMICALS - 0.24%
Celanese Corp. * (a)                                  13,979            422,865
FINANCIAL SERVICES - 0.77%
Ford Motor Company Capital Trust II *                 43,974          1,321,418
                                           -----------------   ----------------
TOTAL PREFERRED STOCKS (Cost $1,713,587)                       $      1,744,283
                                                               ----------------
SHORT TERM INVESTMENTS - 18.43%
State Street Navigator Securities
Lending Prime Portfolio (c)                $      31,741,176   $     31,741,176
TOTAL SHORT TERM INVESTMENTS               -----------------   ----------------
(Cost $31,741,176)                                             $     31,741,176
                                                               ----------------
REPURCHASE AGREEMENTS - 1.93%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $3,329,957 on 04/03/2006,
   collateralized by $3,620,000
   Federal National Mortgage
   Association, 5.55% due
   07/10/2028 (valued at $3,400,270,
   including interest) (c)                 $       3,329,000   $      3,329,000
                                           -----------------   ----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,329,000)                                              $      3,329,000
                                                               ----------------
TOTAL INVESTMENTS (VALUE & RESTRUCTURING
   TRUST) (COST $187,581,419) - 119.30%                        $    205,510,356
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (19.30)%                                                       (33,241,562)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $    172,268,794
                                                               ================

VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 96.02%
AEROSPACE - 2.21%
Goodrich Corp.                                       164,390   $      7,169,048
AIR TRAVEL - 3.15%
Southwest Airlines Company                           568,570         10,228,574
BANKING - 6.27%
Hudson City Bancorp, Inc.                            562,030          7,469,379
Investors Financial Services Corp.                   138,700          6,500,869
Northern Trust Corp.                                 122,030          6,406,575
                                                               ----------------
                                                                     20,376,823
BIOTECHNOLOGY - 5.37%
Applera Corp.                                        361,730          9,817,352
Chiron Corp. *                                       166,010          7,604,918
                                                               ----------------
                                                                     17,422,270
BROADCASTING - 1.25%
Univision Communications, Inc.,
   Class A *                                         118,100          4,070,907
BUSINESS SERVICES - 3.52%
Manpower, Inc.                                       182,830         10,454,220
The BISYS Group, Inc. *                               71,890            969,077
                                                               ----------------
                                                                     11,423,297
CHEMICALS - 1.74%
Albemarle Corp.                                      124,500          5,646,075
COMPUTERS & BUSINESS EQUIPMENT - 2.19%
Diebold, Inc.                                        173,000          7,110,300
CONTAINERS & GLASS - 2.20%
Sealed Air Corp.                                     123,230          7,131,320
COSMETICS & TOILETRIES - 4.71%
Avon Products, Inc.                                  129,450          4,034,956
International Flavors & Fragrances, Inc.             328,300         11,267,256
                                                               ----------------
                                                                     15,302,212
CRUDE PETROLEUM & NATURAL GAS - 1.95%
Amerada Hess Corp.                                    44,400          6,322,560
ELECTRICAL UTILITIES - 3.32%
Constellation Energy Group, Inc.                      90,200          4,934,842
Wisconsin Energy Corp.                               146,480          5,857,735
                                                               ----------------
                                                                     10,792,577
FINANCIAL SERVICES - 8.05%
A.G. Edwards, Inc.                                   129,470          6,455,374
Amvescap PLC                                         294,700          5,558,042
Charles Schwab Corp.                                 433,110          7,453,823
Lazard, Ltd., Class A                                150,500          6,659,625
                                                               ----------------
                                                                     26,126,864
FOOD & BEVERAGES - 3.28%
ConAgra Foods, Inc.                                  255,200          5,476,592
Tyson Foods, Inc., Class A                           375,800          5,163,492
                                                               ----------------
                                                                     10,640,084
HEALTHCARE PRODUCTS - 1.81%
Bausch & Lomb, Inc.                                   92,490          5,891,613
HOTELS & RESTAURANTS - 1.92%
Outback Steakhouse, Inc.                             141,500          6,226,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS - 1.95%
Newell Rubbermaid, Inc.                              250,820   $       6,318,156
INDUSTRIAL MACHINERY - 1.87%
Cooper Cameron Corp. *                               137,480           6,060,118
INSURANCE - 10.84%
ACE, Ltd.                                            160,600           8,352,806
Conseco, Inc. *                                      384,410           9,541,056
Marsh & McLennan Companies, Inc.                     240,500           7,061,080
PMI Group, Inc.                                      222,920          10,236,487
                                                               -----------------
                                                                      35,191,429
INVESTMENT COMPANIES - 1.25%
Streettracks Gold Trust *                             70,100           4,072,810
MANUFACTURING - 2.06%
Snap-on, Inc.                                        175,640           6,695,397
MEDICAL-HOSPITALS - 1.12%
Tenet Healthcare Corp. *                             494,800           3,651,624
OFFICE FURNISHINGS & SUPPLIES - 1.99%
Office Depot, Inc. *                                 173,900           6,476,036
PAPER - 0.54%
MeadWestvaco Corp.                                    64,670           1,766,138
PHARMACEUTICALS - 5.02%
Mylan Laboratories, Inc.                             357,160           8,357,544
Watson Pharmaceuticals, Inc. *                       276,440           7,944,886
                                                               -----------------
                                                                      16,302,430
PUBLISHING - 4.94%
Valassis Communications, Inc. *                      229,740           6,747,464
Warner Music Group Corp.                             429,100           9,307,179
                                                               -----------------
                                                                      16,054,643
REAL ESTATE - 2.24%
KKR Financial Corp., REIT                            324,900           7,287,507
RETAIL TRADE - 1.90%
Dollar General Corp.                                 349,260           6,171,424
SEMICONDUCTORS - 1.26%
Linear Technology Corp.                              116,300           4,079,804
SOFTWARE - 1.97%
Cognos, Inc. *                                       164,800           6,410,720
TELEPHONE - 2.07%
CenturyTel, Inc.                                     171,610           6,713,383
TOBACCO - 2.06%
UST, Inc.                                            160,900           6,693,440
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $262,345,245)                        $     311,825,583
                                                               -----------------
SHORT TERM INVESTMENTS - 3.32%
Federal National Mortgage Association
   Discount Notes
   4.65% due 04/03/2006                         $ 10,775,000   $      10,772,216
                                           -----------------   -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,772,216)                                             $      10,772,216
                                                               -----------------
TOTAL INVESTMENTS (VALUE TRUST)
   (COST $273,117,461) - 99.34%                                $     322,597,799
OTHER ASSETS IN EXCESS OF LIABILITIES -
   0.66%                                                               2,129,233
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     324,727,032
                                                               =================

VISTA TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS - 98.21%
ADVERTISING - 0.50%
Focus Media Holding Ltd., ADR *                        7,300   $         423,546
AEROSPACE - 1.48%
BE Aerospace, Inc. *                                  49,840           1,251,981
AGRICULTURE - 1.86%
Archer-Daniels-Midland Company                        46,800           1,574,820
APPAREL & TEXTILES - 0.72%
Puma AG                                                1,600             606,822
BUSINESS SERVICES - 0.49%
Jacobs Engineering Group, Inc. *                       4,800             416,352
CELLULAR COMMUNICATIONS - 11.43%
America Movil S.A. de C.V., Series L                  74,900           2,566,074
American Tower Corp., Class A *                       62,200           1,885,904
Crown Castle International Corp. *                    28,600             810,810
NII Holdings, Inc. *                                  74,900           4,416,853
                                                               -----------------
                                                                       9,679,641
COAL - 1.03%
Peabody Energy Corp.                                  17,300             872,093
COMMERCIAL SERVICES - 1.01%
Mitsui Fudosan Company, Ltd.                          37,000             851,824
COMPUTERS & BUSINESS EQUIPMENT - 1.13%
Foundry Networks, Inc. *                              24,400             443,104
Rackable Systems, Inc. *                               9,792             517,507
                                                               -----------------
                                                                         960,611
CONSTRUCTION & MINING EQUIPMENT - 0.53%
National Oilwell, Inc. *                               7,000             448,840
CONSTRUCTION MATERIALS - 5.88%
Cemex SA, ADR                                         19,081           1,245,608
EMCOR Group, Inc. *                                    9,900             491,634
JLG Industries, Inc.                                  54,200           1,668,818
Martin Marietta Materials, Inc.                       12,574           1,345,795
Vulcan Materials Company                               2,565             222,257
                                                               -----------------
                                                                       4,974,112
CRUDE PETROLEUM & NATURAL GAS - 0.78%
Helmerich & Payne, Inc.                                9,400             656,308
ELECTRICAL EQUIPMENT - 3.25%
General Cable Corp. *                                 21,400             649,062
Tektronix, Inc.                                       11,700             417,807
Watsco, Inc.                                           8,200             582,610
Wesco International, Inc. *                           16,200           1,101,762
                                                               -----------------
                                                                       2,751,241
ELECTRICAL UTILITIES - 1.52%
Quanta Services, Inc. *                               80,291           1,286,262

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
ELECTRONICS - 1.53%
Agilent Technologies, Inc. *                          24,100   $         904,955
Multi-Fineline Electronix, Inc. *                      6,600             386,034
                                                               -----------------
                                                                       1,290,989
ENERGY - 2.59%
Southwestern Energy Company *                         44,200           1,422,798
SunPower Corp., Class A. *                            20,100             767,016
                                                               -----------------
                                                                       2,189,814
FINANCIAL SERVICES - 8.01%
Affiliated Managers Group, Inc. *                     10,600           1,130,066
AllianceBernstein Holding LP                           6,800             450,500
E*TRADE Financial Corp. *                             63,857           1,722,862
Investment Technology Group, Inc. *                   33,400           1,663,320
Janus Capital Group, Inc.                             54,400           1,260,448
Jefferies Group, Inc.                                  7,400             432,900
Nasdaq Stock Market, Inc. *                            3,090             123,723
                                                               -----------------
                                                                       6,783,819
HEALTHCARE PRODUCTS - 1.21%
Hologic, Inc. *                                       11,348             628,112
Varian Medical Systems, Inc. *                         7,100             398,736
                                                               -----------------
                                                                       1,026,848
HEALTHCARE SERVICES - 2.86%
Express Scripts, Inc. *                                4,800             421,920
Humana, Inc. *                                        30,000           1,579,500
Omnicare, Inc.                                         7,600             417,924
                                                               -----------------
                                                                       2,419,344
HOTELS & RESTAURANTS - 0.31%
Chipotle Mexican Grill, Inc. *                         4,810             266,426
INDUSTRIAL MACHINERY - 3.47%
Alstom RGPT *                                         12,300           1,033,138
Manitowoc, Inc.                                       20,900           1,905,035
                                                               -----------------
                                                                       2,938,173
INDUSTRIALS - 3.95%
ABB, Ltd. *                                           73,400             926,903
Foster Wheeler, Ltd. *                                51,122           2,418,582
                                                               -----------------
                                                                       3,345,485
INSURANCE - 2.15%
Aetna, Inc.                                           20,100             987,714
Aon Corp.                                             10,000             415,100
W.R. Berkley Corp.                                     7,200             418,032
                                                               -----------------
                                                                       1,820,846
INTERNATIONAL OIL - 1.30%
ATP Oil & Gas Corp. *                                 10,100             443,491
Weatherford International, Ltd. *                     14,400             658,800
                                                               -----------------
                                                                       1,102,291
INTERNET SERVICE PROVIDER - 0.27%
Redback Networks, Inc. *                              10,470             227,094
LEISURE TIME - 6.75%
Harrah's Entertainment, Inc.                          13,500           1,052,460
International Game Technology, Inc.                   22,300             785,406
Las Vegas Sands Corp. *                               11,600   $         657,256
Penn National Gaming, Inc. *                          19,900             839,382
Pinnacle Entertainment, Inc. *                        24,192             681,489
Station Casinos, Inc.                                 16,000           1,269,920
Tokyu Land Corp.                                      48,000             429,771
                                                               -----------------
                                                                       5,715,684
LIFE SCIENCES - 1.80%
Pharmaceutical Product Development, Inc.              44,067           1,525,159
METAL & METAL PRODUCTS - 4.00%
Precision Castparts Corp.                             28,200           1,675,080
Titanium Metals Corp. *                               35,200           1,708,960
                                                               -----------------
                                                                       3,384,040
MINING - 0.96%
Terex Corp. *                                         10,300             816,172
MOBILE HOMES - 0.27%
Thor Industries, Inc.                                  4,221             225,233
OFFICE FURNISHINGS & SUPPLIES - 0.96%
Office Depot, Inc. *                                  21,900             815,556
PETROLEUM SERVICES - 5.67%
Diamond Offshore Drilling, Inc.                       21,700           1,942,150
McDermott International, Inc. *                       52,500           2,858,625
                                                               -----------------
                                                                       4,800,775
PHARMACEUTICALS - 1.78%
AmerisourceBergen Corp.                               31,200           1,506,024
RETAIL TRADE - 1.39%
AnnTaylor Stores Corp. *                              10,900             401,011
Circuit City Stores, Inc.                             31,800             778,464
                                                               -----------------
                                                                       1,179,475
SEMICONDUCTORS - 6.81%
Advanced Micro Devices, Inc. *                        34,700           1,150,652
Cymer, Inc. *                                          9,600             436,224
Diodes, Inc. *                                        11,036             457,994
Intersil Corp., Class A                               30,000             867,600
Lam Research Corp. *                                   9,100             391,300
Marvell Technology Group, Ltd. *                       7,500             405,750
MEMC Electronic Materials, Inc. *                     33,600           1,240,512
Microsemi Corp. *                                     13,900             404,629
OmniVision Technologies, Inc. *                       13,586             410,297
                                                               -----------------
                                                                       5,764,958
SOFTWARE - 1.40%
BEA Systems, Inc. *                                   31,800             417,534
Nuance Communications, Inc. *                         22,487             265,571
Satyam Computer Services, Ltd., ADR                   11,559             505,822
                                                               -----------------
                                                                       1,188,927
STEEL - 5.28%
Allegheny Technologies, Inc.                          26,700           1,633,506
IPSCO, Inc.                                            5,900             614,131
Oregon Steel Mills, Inc. *                            43,400           2,220,778
                                                               -----------------
                                                                       4,468,415

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                           -----------------   -----------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.88%
SBA Communications Corp. *                            67,918   $       1,589,960
                                           -----------------   -----------------
TOTAL COMMON STOCKS (Cost $71,762,479)                         $      83,145,960
                                                               -----------------
REPURCHASE AGREEMENTS - 3.98%
Repurchase Agreement with State
   Street Corp. dated 03/31/2006 at
   3.45% to be repurchased at
   $3,366,968 on 04/03/2006,
   collateralized by $3,675,000
   Federal National Mortgage
   Association, 5.50% due
   07/14/2028 (valued at $3,436,658,
   including interest) (c)                 $       3,366,000   $       3,366,000
                                           -----------------   -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,366,000)                                              $       3,366,000
                                                               -----------------
TOTAL INVESTMENTS (VISTA TRUST)
   (COST $75,128,479) - 102.19%                                $      86,511,960
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.19)%                       (1,854,476)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      84,657,484
                                                               =================

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS   - Argentine Peso
AUD   - Australian Dollar
BRL   - Brazilian Real
CAD   - Canadian Dollar
CHF   - Swiss Franc
COP   - Colombian Peso
CZK   - Czech Koruna
DKK   - Danish Krone
EUR   - European Currency
FIM   - Finnish Markka
FRF   - French Franc
DEM   - German Deutsche Mark
GBP   - British Pound
GRD   - Greek Drachma
HKD   - Hong Kong Dollar
HUF   - Hungarian Forint
IDR   - Indonesian Rupiah
ILS   - Israeli Shekel
INR   - Indian Rupee
ITL   - Italian Lira
IEP   - Irish Punt
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NLG   - Netherlands Guilder
NZD   - New Zealand Dollar
NOK   - Norweigan Krone
PHP   - Philippines Peso
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
THB   - Thai Baht
TRY   - Turkish Lira
TWD   - Taiwan Dollar
USD   - US Dollar
ZAR   - South African Rand

Key to Security Abbreviations and Legend

ADR   - American Depositary Receipts
ADS   - American Depositary Shares
BKNT  - Bank Note
CDO   - Collateralized Debt Obligation
ESOP  - Employee Stock Ownership Program
EMTN  - European Medium Term Note
EWCO  - European Written Call Option
GDR   - Global Depositary Receipts
GMTN  - Global Medium Term Note
GTD   - Guaranteed
IO    - Interest Only (Carries notional principal amount)
MTN   - Medium Term Note
NIM   - Net Interest Margin
OTC   - Over The Counter
PCL   - Public Company Limited
PIK   - Paid In Kind
PO    - Principal Only
REIT  - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI   - Shares Beneficial Interest
SADR  - Sponsored American Depositary Receipts
SPDR  - Standard & Poor's Depositary Receipts
TBA   - To Be Announced
TIPS  - TreasuryInflation Protected Security
@ Non-Income producing, issuer is in bankruptcy and is in default of interest payments

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

*    Non-Income Producing

(a)  All or a portion of this security was out on loan

(b)  Floating Rate Note

(c)  Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)  Principal amount of security is adjusted for inflation

(e)  Security Fair Valued on March 31, 2006

(f)  Term Loan

**   Purchased on a forward commitment

*** At March 31, 2006, all or a portion of this security was pledged to cover forward commitments purchased.

**** At March 31, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT MARCH 31, 2006:

                                                                 NUMBER               EXPIRATION   APPRECIATION
           PORTFOLIO                   OPEN CONTRACTS         OF CONTRACTS  POSITION     DATE     (DEPRECIATION)
----------------------------  ------------------------------  ------------  --------  ----------  --------------
500 Index                     S&P 500 Index                          85       Long     Jun-2006     $   215,165
                                                                                                    -----------
                                                                                                    $   215,165

500 Index B                   S&P 500 Index                          31       Long     Jun-2006     $   140,814
                                                                                                    -----------
                                                                                                    $   140,814

All Cap Core                  Russell 2000 Index                     35       Long     Jun-2006     $   872,193
                              S&P 500 Index                           5       Long     Jun-2006          (9,405)
                                                                                                    -----------
                                                                                                    $   862,788

Global Bond                   10 year German Euro-BUND              320       Long     Jun-2006     $     3,884
                              10 year German Euro-BUND              489       Long     Jun-2006        (849,903)
                              Japan 10 year Government Bonds         75       Long     Jun-2006        (748,117)
                              U.S. 5 year Treasury Notes          1,232       Long     Jun-2006        (872,462)
                              U.S. 10 year Treasury Notes           726       Long     Jun-2006        (928,090)
                              U.S. 30 year Treasury Bonds           121       Long     Jun-2006        (406,484)
                              Eurodollar Futures                    823       Long     Sep-2006        (847,713)
                              Eurodollar Futures                    320       Long     Mar-2007         (64,000)
                              Eurodollar Futures                    308       Long     Jun-2007        (188,650)
                                                                                                    -----------
                                                                                                   ($ 4,901,534)

International Equity Index A  MSCI Taiwan Stock Index               129       Long     Apr-2006     $   101,665
                              Amsterdam EOE Index                     2       Long     Apr-2006           3,538
                              Hang Seng Stock Index                   1       Long     Apr-2006             381
                              IBEX 35 Index                           3       Long     Apr-2006           3,356
                              OMX Stockholm 30 Index                 15       Long     Apr-2006           2,644
                              CAC 40 Index                           12       Long     Jun-2006          15,998
                              DAX Index                               1       Long     Jun-2006           3,412
                              FTSE 100 Index                         16       Long     Jun-2006          (2,410)
                              Milan MIB 30 Index                      2       Long     Jun-2006          (6,622)
                              Topix Index                            12       Long     Jun-2006         117,263
                              S&P Canada 60 Index                     1       Long     Jun-2006           2,251
                              SPI 200 Index                           2       Long     Jun-2006           6,479
                                                                                                    -----------
                                                                                                    $   247,955

International Equity Index B  MSCI Taiwan Stock Index               283       Long     Apr-2006     $   222,947
                              Amsterdam EOE Index                     4       Long     Apr-2006           7,368
                              Hang Seng Stock Index                   4       Long     Apr-2006             441
                              IBEX 35 Index                           4       Long     Apr-2006              80
                              OMX Stockholm 30 Index                 24       Long     Apr-2006           4,104
                              CAC 40 Index                           13       Long     Jun-2006          17,331
                              FTSE 100 Index                         20       Long     Jun-2006           9,684
                              DAX Index                               3       Long     Jun-2006          10,235
                              Milan MIB 30 Index                      3       Long     Jun-2006          (3,651)
                              Topix Index                            23       Long     Jun-2006         224,243
                              S&P Canada 60 Index                     1       Long     Jun-2006           2,251
                              SPI 200 Index                           6       Long     Jun-2006          18,899
                                                                                                    -----------
                                                                                                    $   513,932

International Stock           CAC 40 Index                           32       Long     Apr-2006     $    27,490
                              IBEX 35 Index                           4       Long     Apr-2006             141
                              OMX Stockholm 30 Index                 32       Long     Apr-2006          15,799
                              Hang Seng Stock Index                   4       Long     Apr-2006          (1,136)
                              DAX Index                             156       Long     Jun-2006         339,120
                              Milan MIB 30 Index                     31       Long     Jun-2006        (103,636)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT MARCH 31, 2006, CONTINUED

                                                                NUMBER               EXPIRATION   APPRECIATION
           PORTFOLIO                    OPEN CONTRACTS       OF CONTRACTS  POSITION     DATE     (DEPRECIATION)
------------------------------  ---------------------------   -----------  --------  ----------  --------------
International Stock, continued  Topix Index                       186        Long     Jun-2006     $ 1,804,756
                                SPI 200 Index                      83        Short    Jun-2006        (250,125)
                                S&P Canada 60 Index               154        Short    Jun-2006        (264,675)
                                FTSE 100 Index                      1        Short    Jun-2006             170
                                                                                                   -----------
                                                                                                   $ 1,567,904

Investment Quality Bond         U.S. 5 year Treasury Notes         31        Short    Jun-2006     $    18,555
                                U.S. 10 year Treasury Notes        58        Short    Jun-2006          64,169
                                                                                                   -----------
                                                                                                   $    82,723

Large Cap                       S&P 500 Index                       9        Long     Jun-2006    ($    16,495)
                                                                                                   -----------
                                                                                                  ($    16,495)

Managed                         S&P 500 Index                      18        Long     Jun-2006    ($    20,402)
                                                                                                   -----------
                                                                                                  ($    20,402)

Mid Cap Index                   S&P Mid Cap 400 Index              39        Long     Jun-2006     $   436,791
                                                                                                   -----------
                                                                                                   $   436,791

Real Return Bond                Eurodollar                         99        Long     Dec-2006    ($   120,750)
                                Eurodollar                        192        Long     Mar-2007        (233,237)
                                Eurodollar                        192        Long     Jun-2007        (222,213)
                                Eurodollar                        192        Long     Sep-2007        (207,512)
                                Eurodollar                         93        Long     Dec-2007        (109,188)
                                U.S. 5 year Treasury Notes        389        Long     Jun-2006        (266,828)
                                U.S. 10 year Treasury Notes        59        Long     Jun-2006         (78,422)
                                U.S. Treasury Bonds               189        Short    Jun-2006         633,445
                                                                                                   -----------
                                                                                                  ($   604,705)

Small Cap Index                 Russell 2000 Index                 52        Long     Jun-2006     $ 1,002,560
                                                                                                   -----------
                                                                                                   $ 1,002,560

Spectrum Income                 U.S. 10 year Treasury Notes         8        Long     Jun-2006    ($     9,844)
                                U.S. Treasury Bonds                 6        Long     Jun-2006         (22,196)
                                U.S. 2 year Treasury Notes          6        Short    Jun-2006           2,851
                                U.S. 10 year Treasury Notes        11        Short    Jun-2006          12,524
                                U.S. Treasury Bonds                 2        Short    Jun-2006           7,390
                                                                                                   -----------
                                                                                                  ($     9,275)

Strategic Bond                  U.S. 10 year Treasury Notes       156        Long     Jun-2006    ($   238,243)
                                U.S. 5 year Treasury Notes        724        Short    Jun-2006         342,309
                                                                                                   -----------
                                                                                                   $   104,066

Total Return                    U.S. Treasury Bonds                81        Long     Jun-2006    ($   272,110)
                                U.S. 5 year Treasury Notes        579        Long     Jun-2006        (443,235)
                                U.S. 10 year Treasury Notes       307        Long     Jun-2006        (264,250)
                                Eurodollar                      1,734        Long     Dec-2006      (1,747,875)
                                Eurodollar                      2,158        Long     Mar-2007      (2,279,362)
                                Eurodollar                      1,204        Long     Sep-2007      (1,044,325)
                                Eurodollar                      1,533        Long     Jun-2007      (1,501,638)
                                Eurodollar                        745        Long     Dec-2007        (613,250)
                                Eurodollar                         28        Long     Mar-2008          (1,050)
                                5 year Euro-BOBL                  485        Short    Jun-2006         335,505
                                LIBOR                              55        Short    Dec-2006          (9,566)
                                                                                                   -----------
                                                                                                  ($ 7,841,156)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT MARCH 31, 2006, CONTINUED

                                                            NUMBER               EXPIRATION   APPRECIATION
         PORTFOLIO                  OPEN CONTRACTS       OF CONTRACTS  POSITION     DATE     (DEPRECIATION)
--------------------------  ---------------------------  ------------  --------  ----------  --------------
Total Stock Market Index    S&P 400 Mid Cap Index              3         Long     Jun-2006      $  39,879
                            Russell 2000 Index                 7         Long     Jun-2006        153,951
                            S&P 500 Index                     31         Long     Jun-2006         99,608
                                                                                                ---------
                                                                                                $ 293,438

U.S. Government Securities  U.S. 5 year Treasury Notes       289         Long     Jun-2006     ($ 213,324)
                            U.S. 10 year Treasury Notes      498         Short    Jun-2006        484,450
                                                                                                ---------
                                                                                                $ 271,126

U.S. Multi Sector           S&P 500 Index                     80         Long     Jun-2006     ($ 139,473)
                                                                                                ---------
                                                                                               ($ 139,473)


AT MARCH 31, 2006, THE VALUES OF SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL WERE AS FOLLOWS:

                                                                             VALUE OF
                                  VALUE OF                                  SECURITIES
         PORTFOLIO            SECURITIES LOANED  VALUE OF CASH COLLATERAL   COLLATERAL
----------------------------  -----------------  ------------------------  ------------
500 Index                       $ 57,747,743           $ 59,266,746                  --
500 Index B                       35,333,662             36,222,561                  --
Active Bond                      161,829,199            157,971,738        $  7,179,442
All Cap Core                      15,903,041             16,289,565                  --
All Cap Growth                    53,093,525             55,037,169                  --
All Cap Value                     34,297,273             35,092,975                  --
Blue Chip Growth                  87,316,271             89,301,043                  --
Bond Index B                      42,230,191             41,892,390           1,195,940
Capital Appreciation               8,057,882              8,239,586                  --
Core Equity                       79,552,308             81,650,130                  --
Dynamic Growth                    47,605,710             48,721,992                  --
Emerging Small Company            89,388,568             91,571,954              26,400
Equity-Income                    147,442,883            151,544,267                  --
Financial Services                22,926,539             23,449,211                  --
Fundamental Value                 60,543,363             61,926,869                  --
Global Allocation                 15,522,066             16,146,885              40,111
Global Bond                      108,837,251            111,085,094                  --
Global                            75,447,041             79,167,096                  --
Growth & Income                   47,226,700             48,397,493                  --
Growth & Income II                61,252,349             62,667,417                  --
High Yield                       381,974,941            389,954,041                  --
Income & Value                    63,962,184             65,405,882                  --
International Equity Index A      36,074,276             37,819,540                  --
International Equity Index B      81,954,536             86,042,645                  --
International Opportunities       84,081,758             87,791,287                  --
International Small Cap           84,458,740             89,102,950                  --
International Stock              220,058,881            231,357,377                  --
International Value              231,884,714            244,475,193                  --
Investment Quality Bond           85,940,790             87,692,245                  --
Large Cap Growth                  14,337,315             14,688,016                  --
Large Cap                          4,929,347              5,045,533                  --
Large Cap Value                   15,462,008             15,861,943                  --
Managed                           81,796,552             83,027,885             645,702
Mid Cap Core                      32,198,819             33,010,672                  --

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL, CONTINUED:

                                                                            VALUE OF
                                   VALUE OF                                SECURITIES
         PORTFOLIO            SECURITIES LOANED  VALUE OF CASH COLLATERAL  COLLATERAL
----------------------------  -----------------  ------------------------  ------------
Mid Cap Index                   $ 67,496,067          $ 69,160,004                 --
Mid Cap Stock                    257,436,344           263,559,707                 --
Mid Cap Value                    111,115,371           114,574,302                 --
Mid Value                         32,136,182            32,953,945                 --
Natural Resources                143,708,875           146,977,907                 --
Overseas Equity                   56,296,390            59,167,016                 --
Pacific Rim                       49,218,164            51,766,518         $   15,345
Quantitative All Cap              42,589,265            43,866,777                 --
Quantitative Value                19,078,180            19,622,949                 --
Real Estate Securities           130,033,876           133,005,774                 --
Real Return Bond                   5,994,510             6,115,250                 --
Science & Technology              29,082,843            29,898,328                 --
Short- Term Bond                  12,791,024            13,048,600                 --
Small Cap Growth                  77,959,440            79,786,408                 --
Small Cap Index                   96,875,088            99,422,875             91,112
Small Cap Opportunities          108,135,392           110,665,438                 --
Small Cap                         43,720,000            44,851,368                 --
Small Cap Value                   69,062,233            70,727,900                 --
Small Company Value              138,824,713           142,268,597                 --
Special Value                      5,404,774             5,548,344                 --
Spectrum Income                   72,786,988            74,354,582                 --
Strategic Bond                    82,061,561            83,965,127                 --
Strategic Opportunities           68,802,623            70,455,542                 --
Strategic Value                   12,238,609            12,610,676                 --
Total Return                      41,828,241            42,695,618                 --
Total Stock Market Index          43,157,439            44,273,998             27,132
U.S. Global Leaders Growth         5,886,101             6,010,665                 --
US High Yield Bond                30,432,633            31,064,525                 --
U.S. Large Cap                    45,371,212            46,388,908                 --
US Multi Sector                   63,194,462            64,710,923                 --
Utilities                         15,618,331            16,021,713                 --
Value & Restructuring             30,964,411            31,741,176                 --

WRITTEN OPTIONS AND INTEREST RATE SWAPS.

THE FOLLOWING IS A SUMMARY OF OPEN WRITTEN OPTIONS OUTSTANDING AT MARCH 31,
2006:

                                              GLOBAL BOND              HEALTH SCIENCES          REAL RETURN BOND
                                     ----------------------------  ------------------------  ---------------------
                                       NUMBER OF      PREMIUMS     NUMBER OF    PREMIUMS     NUMBER OF   PREMIUMS
                                       CONTRACTS      RECEIVED     CONTRACTS    RECEIVED     CONTRACTS   RECEIVED
                                     -------------  -------------  ---------  -------------  ---------  ----------
Options outstanding 12/31/2005        118,801,856   $  1,622,059     11,782   $  4,013,651       --             --
Options written                       123,100,759      1,226,173     14,937      5,175,457       45      $  42,744
Options closed, expired & exercised    (3,801,156)      (274,496)   (14,220)    (4,142,005)      --             --
                                     ---------------------------   -----------------------   ---------------------
Options outstanding at 3/31/2006      238,101,459   $  2,573,736     12,499   $  5,047,103       45      $  42,744
                                     ===========================   =======================   =====================

                                           STRATEGIC INCOME             TOTAL RETURN            VALUE & RESTRUCTURING
                                     ---------------------------  ---------------------------  ------------------------
                                       NUMBER OF      PREMIUMS      NUMBER OF      PREMIUMS    NUMBER OF    PREMIUMS
                                       CONTRACTS      RECEIVED      CONTRACTS      RECEIVED    CONTRACTS    RECEIVED
                                     -------------  ------------  -------------  ------------  ---------  -------------
Options outstanding 12/31/2005                --             --    151,602,963   $  3,046,879     295     $    133,505
Options written                        3,450,000    $    19,241     54,401,338        837,405     125           49,271
Options closed, expired & exercised   (2,600,000)       (10,078)    (4,301,577)      (460,685)   (295)        (133,505)
                                     --------------------------   ---------------------------  -----------------------
Options outstanding at 3/31/2006         850,000    $     9,163    201,702,724   $  3,423,599     125     $     49,271
                                     ==========================   ===========================  =======================

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT MARCH 31, 2006, CONTINUED:

                                               SPECTRUM INCOME
                                          -------------------------
                                          NUMBER OF        PREMIUMS
                                          CONTRACTS        RECEIVED
                                          ---------        --------
Options outstanding 12/31/2005                -                  -
Options written                               1             $  652
Options closed, expired & exercised           -                  -
                                            ----------------------
Options outstanding at 3/31/2006              1             $  652
                                            ======================

THE FOLLOWING IS A SUMMARY OF OPEN WRITTEN OPTIONS OUTSTANDING AT MARCH 31,
2006:

                                                                NUMBER OF     EXERCISE   EXPIRATION
    PORTFOLIO                  NAME OF ISSUER                   CONTRACTS      PRICE        DATE         VALUE
---------------   ------------------------------------------   -----------   ---------   ----------   -----------
GLOBAL BOND       CALLS
                  Interest Rate Swap 3 Month LIBOR              12,000,000   $   4.54     Apr 2006             -
                  Interest Rate Swap 3 Month LIBOR               5,000,000       4.00     Jun 2006             -
                  Eurodollar Midcurve 1 year Futures                   813      95.25     Jun 2006    ($  60,975)
                  Dow Jones 5 Year Credit Default Swap Index    12,000,000       0.45     Jun 2006       (18,507)
                  Interest Rate Swap 3 Month LIBOR              29,000,000       4.78     Aug 2006       (24,795)
                  Interest Rate Swap 3 Month LIBOR              14,000,000       4.54     Oct 2006        (8,232)
                  Swap Option 3 Month LIBOR                      9,000,000       4.30     Oct 2006        (1,620)
                  Swap Option 3 Month LIBOR                     34,000,000       4.56     Oct 2006       (26,214)
                  Interest Rate Swap 3 Month LIBOR               1,000,000       4.38     Dec 2006          (670)
                  Swap Option 3 Month LIBOR                     11,000,000       4.85     Dec 2006       (40,238)
                  Swap Option 3 Month LIBOR                     49,000,000       5.04     Mar 2007      (370,979)
                  Swap Option 3 Month LIBOR                     19,000,000       5.04     Mar 2007      (143,849)
                  British Telecom Swap                           5,000,000       0.20     Jun 2008       (26,700)
                  Dow Jones 5 Year Credit Default Swap Index    12,000,000       0.45     Jun 2010       (18,507)
                                                               -----------                            ----------
                                                               212,000,813                            ($ 741,286)

                  PUTS
                  Japanese Yen                                   3,800,000   $ 112.00     May 2006    ($  11,784)
                  Interest Rate Swap 3 Month LIBOR              15,600,000       5.35     Jun 2006      (467,485)
                  Eurodollar Midcurve 1year Futures                    646      94.75     Jun 2006      (177,650)
                  Interest Rate Swap 3 Month LIBOR               6,700,000       5.20     Jun 2006       (57,721)
                                                               -----------                            ----------
                                                                26,100,646                            ($ 714,640)

HEALTH SCIENCES   CALLS
                  Aspect Med Sys Inc.                                   83   $  25.00     Apr 2006    ($  20,750)
                  Cephalon Inc.                                         78      65.00     Apr 2006        (2,730)
                  Cephalon Inc.                                         54      70.00     Apr 2006          (540)
                  Genentech Inc.                                        48      85.00     Apr 2006       (11,280)
                  Sepracor Inc.                                        245      50.00     Apr 2006       (34,300)
                  Alkermes Inc.                                         54      30.00     May 2006        (1,350)
                  Cephalon Inc.                                        247      80.00     May 2006        (2,470)
                  Cubist Pharmaceuticals Inc.                           82      25.00     May 2006        (4,510)
                  Imclone Sys Inc.                                     170      35.00     May 2006       (32,300)
                  Imclone Sys Inc.                                      82      40.00     May 2006        (4,100)
                  Neurocrine Biosciences Inc.                           49      70.00     May 2006       (12,985)
                  Neurocrine Biosciences Inc.                            8      80.00     May 2006          (520)
                  Genentech Inc.                                        99      85.00     Jun 2006       (46,530)
                  Genentech Inc.                                        49      90.00     Jun 2006       (12,250)
                  Genentech Inc.                                        41      95.00     Jun 2006        (5,330)
                  Immucor Corp                                          42      30.00     Jun 2006        (7,140)
                  Myogen Inc.                                           85      40.00     Jun 2006       (23,800)
                  Stryker Corp                                          39      50.00     Jun 2006        (2,340)
                  Zimmer Holdings Inc.                                  58      75.00     Jun 2006        (4,350)
                  Lilly Eli & Company                                   39      60.00     Jul 2006        (3,315)
                  Sepracor Inc.                                        160      70.00     Jul 2006        (4,000)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                            NUMBER OF   EXERCISE   EXPIRATION
          PORTFOLIO                NAME OF ISSUER           CONTRACTS     PRICE       DATE          VALUE
--------------------------   ----------------------------   ---------   --------   ----------   -------------
HEALTH SCIENCES, CONTINUED   CALLS
                             Amgen Inc.                           80     $ 85.00    Jul 2006    ($     3,360)
                             Amylin Pharmaceuticals Inc.         165       55.00    Jul 2006         (40,425)
                             Amylin Pharmaceuticals Inc.         123       50.00    Jul 2006         (55,350)
                             Amylin Pharmaceuticals Inc.          82       45.00    Jul 2006         (57,072)
                             Celgene Corp                        262       37.50    Jul 2006        (233,180)
                             Cv Therapeutics Inc.                 82       25.00    Jul 2006         (10,660)
                             Davita Inc.                          85       60.00    Jul 2006         (29,750)
                             Davita Inc.                          43       55.00    Jul 2006         (29,240)
                             Elan Corp Plc                        64       17.50    Jul 2006          (6,080)
                             Resmed Inc.                          83       45.00    Jul 2006         (17,430)
                             Sepracor Inc.                        60       55.00    Jul 2006         (13,500)
                             Sepracor Inc.                        33       65.00    Jul 2006          (1,650)
                             St Jude Med Inc.                    243       40.00    Jul 2006         (82,620)
                             Vertex Pharmaceuticals Inc.          24       40.00    Jul 2006          (6,960)
                             Wyeth                                84       50.00    Jul 2006         (12,180)
                             Affymetrix Inc.                      42       35.00    Aug 2006         (10,500)
                             Alkermes Inc.                        83       25.00    Aug 2006         (17,430)
                             Cephalon Inc.                        35       85.00    Aug 2006          (1,050)
                             Cephalon Inc.                        42       70.00    Aug 2006          (9,240)
                             Gilead Sciences Inc.                168       65.00    Aug 2006         (70,560)
                             Humana Inc.                         113       55.00    Aug 2006         (37,290)
                             Life Point Hospitals Inc.           172       30.00    Aug 2006         (55,040)
                             Life Point Hospitals Inc.            86       25.00    Aug 2006         (58,480)
                             Medtronic Inc.                      234       50.00    Aug 2006         (72,540)
                             Medtronic Inc.                       84       60.00    Aug 2006          (1,596)
                             Protein Design Labs Inc.             42       40.00    Aug 2006          (2,730)
                             Triad Hosps Inc.                     25       50.00    Aug 2006          (1,125)
                             Caremark Rx Inc.                    170       55.00    Sep 2006         (22,100)
                             Genentech Inc.                      122      100.00    Sep 2006         (23,180)
                             Genentech Inc.                      122       95.00    Sep 2006         (39,040)
                             Stryker Corp                        157       55.00    Sep 2006         (10,990)
                             Amgen Inc.                          122       85.00    Oct 2006         (18,910)
                             Amylin Pharmaceuticals Inc.         164       60.00    Oct 2006         (41,820)
                             Sepracor Inc.                       163       60.00    Oct 2006         (32,600)
                             Sepracor Inc.                        82       65.00    Oct 2006          (7,790)
                             St Jude Med Inc.                    162       40.00    Oct 2006         (68,040)
                             Vertex Pharmaceuticals Inc.          61       50.00    Oct 2006         (11,590)
                             Alcon Inc.                          156      105.00    Nov 2006        (157,560)
                             Alcon Inc.                           24      110.00    Nov 2006         (18,960)
                             Medtronic Inc.                      121       55.00    Nov 2006         (19,965)
                             Alexion Pharmaceuticals Inc.        163       50.00    Jan 2007         (21,190)
                             Amgen Inc.                           81       90.00    Jan 2007         (14,418)
                             Amylin Pharmaceuticals Inc.         124       60.00    Jan 2007         (49,600)
                             Biogen Idec Inc.                     80       55.00    Jan 2007         (22,000)
                             Bos Sci                              41       30.00    Jan 2007          (2,665)
                             Cephalon Inc.                        66      105.00    Jan 2007          (1,320)
                             Genentech Inc.                       82      100.00    Jan 2007         (34,440)
                             Gilead Sciences Inc.                164       70.00    Jan 2007         (85,280)
                             Immucor Corp                         84       35.00    Jan 2007         (15,540)
                             Johnson+Johnson                     166       65.00    Jan 2007         (25,730)
                             Onyx Pharmaceuticals Inc.            83       40.00    Jan 2007         (13,695)
                             Pfizer Inc.                         125       27.50    Jan 2007         (13,125)
                             St Jude Med Inc.                     84       45.00    Jan 2007         (22,260)
                             St Jude Med Inc.                     42       55.00    Jan 2007          (2,100)
                                                            --------                            ------------
                                                            7,462.00                            ($ 1,969,836)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                            NUMBER OF   EXERCISE   EXPIRATION
          PORTFOLIO                NAME OF ISSUER           CONTRACTS     PRICE       DATE         VALUE
--------------------------   ----------------------------   ---------   --------   ----------   ----------
HEALTH SCIENCES, CONTINUED   PUTS
                             Cephalon Inc.                      16      $  70.00    Apr 2006    ($ 15,360)
                             St Jude Med Inc.                   16         50.00    Apr 2006      (14,560)
                             Cephalon Inc.                      49         70.00    May 2006      (48,510)
                             Cephalon Inc.                      15         80.00    May 2006      (29,700)
                             Invitrogen Corp.                   42         65.00    May 2006       (5,250)
                             Genentech Inc.                     41         85.00    Jun 2006      (18,450)
                             Immucor Corp.                      42         22.50    Jun 2006       (1,050)
                             Myogen Inc.                        16         40.00    Jun 2006       (9,760)
                             Valeant Pharmaceuticals Intl       16         15.00    Jun 2006         (880)
                             Amgen Inc.                         41         70.00    Jul 2006       (7,790)
                             Amylin Pharmaceuticals Inc.        57         45.00    Jul 2006      (15,675)
                             Amylin Pharmaceuticals Inc.        10         40.00    Jul 2006       (1,600)
                             Celgene Corp.                     168         35.00    Jul 2006      (21,840)
                             Cigna Corp.                        27        125.00    Jul 2006       (9,450)
                             Davita Inc.                        48         60.00    Jul 2006      (11,760)
                             Davita Inc.                        43         55.00    Jul 2006       (3,870)
                             Davita Inc.                         8         65.00    Jul 2006       (4,400)
                             Elan Corp. PLC                    119         17.50    Jul 2006      (42,840)
                             Guidant Corp.                     149         80.00    Jul 2006      (58,110)
                             Medicines Company                  80         22.50    Jul 2006      (20,000)
                             Merck + Co Inc.                    58         37.50    Jul 2006      (17,980)
                             Resmed Inc.                        52         40.00    Jul 2006       (4,680)
                             Vertex Pharmaceuticals Inc.        56         40.00    Jul 2006      (32,480)
                             Wyeth                             142         50.00    Jul 2006      (36,210)
                             Alcon Inc.                         12        140.00    Aug 2006      (43,560)
                             Barr Pharmaceuticals Inc.          53         65.00    Aug 2006      (11,925)
                             Cephalon Inc.                      80         60.00    Aug 2006      (39,200)
                             Cephalon Inc.                      73         80.00    Aug 2006     (143,080)
                             Cephalon Inc.                      49         70.00    Aug 2006      (52,920)
                             Gilead Sciences Inc.               66         60.00    Aug 2006      (21,780)
                             Gilead Sciences Inc.               49         65.00    Aug 2006      (27,930)
                             Humana Inc.                       114         60.00    Aug 2006      (91,200)
                             Medimmune Inc.                     74         60.00    Aug 2006      (68,820)
                             Onyx Pharmaceuticals Inc.          50         25.00    Aug 2006      (12,500)
                             Hologic Inc.                       12         45.00    Sep 2006       (2,700)
                             Lca Vision Inc.                    31         50.00    Sep 2006      (15,810)
                             Omnicare Inc.                      66         47.50    Sep 2006      (11,220)
                             Zimmer Holdings Inc.               16         70.00    Sep 2006       (8,000)
                             Medimmune Inc.                     43         32.50    Sep 2006       (4,515)
                             Amgen Inc.                         40         75.00    Oct 2006      (20,000)
                             Amylin Pharmaceuticals Inc.        49         50.00    Oct 2006      (30,380)
                             Amylin Pharmaceuticals Inc.        41         45.00    Oct 2006      (16,400)
                             Celgene Corp.                      17         45.00    Oct 2006       (9,350)
                             Elan Corp. PLC                     80         15.00    Oct 2006      (22,400)
                             Idenix Pharmaceuticals Inc.        57         17.50    Oct 2006      (25,080)
                             Cephalon Inc.                      21         80.00    Nov 2006      (41,580)
                             Advanced Med Optics Inc.           50         50.00    Jan 2007      (27,000)
                             Alcon Inc.                         15        140.00    Jan 2007      (54,000)
                             Alexion Pharmaceuticals Inc.       83         40.00    Jan 2007      (61,420)
                             Alexion Pharmaceuticals Inc.       77         35.00    Jan 2007      (36,960)
                             Allergan Inc.                      41        105.00    Jan 2007      (26,650)
                             Allergan Inc.                      33        120.00    Jan 2007      (47,520)
                             Allergan Inc.                      18        110.00    Jan 2007      (15,660)
                             Amgen Inc.                         41         70.00    Jan 2007      (16,810)
                             Amgen Inc.                         40         75.00    Jan 2007      (24,800)
                             Amylin Pharmaceuticals Inc.        57         45.00    Jan 2007      (27,930)
                             Amylin Pharmaceuticals Inc.        49         35.00    Jan 2007       (9,800)
                             Biogen Idec Inc.                   90         50.00    Jan 2007      (50,400)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                   NUMBER OF   EXERCISE   EXPIRATION
          PORTFOLIO                     NAME OF ISSUER             CONTRACTS    PRICE        DATE          VALUE
--------------------------   ----------------------------------   ----------   --------   ----------   ------------
HEALTH SCIENCES, CONTINUED   PUTS
                             Biogen Idec Inc.                             24   $  55.00     Jan 2007   ($    21,360)
                             Boston Scientific Corp.                      88      25.00     Jan 2007        (26,400)
                             Boston Scientific Corp.                      78      30.00     Jan 2007        (53,040)
                             Cardinal Health Inc.                        110      75.00     Jan 2007        (47,300)
                             Cephalon Inc.                                81      75.00     Jan 2007       (127,170)
                             Cephalon Inc.                                59      60.00     Jan 2007        (38,940)
                             Communityhealth System Inc.                   3      40.00     Jan 2007         (1,320)
                             Coventry Health Care Inc.                   101      65.00     Jan 2007       (115,140)
                             Forest Labs Inc.                            115      50.00     Jan 2007        (82,800)
                             Genzyme Corp.                                50      80.00     Jan 2007        (65,500)
                             Gilead Sciences Inc.                         49      60.00     Jan 2007        (24,500)
                             Gilead Sciences Inc.                         24      65.00     Jan 2007        (18,000)
                             Guidant Corp.                                24      60.00     Jan 2007         (3,000)
                             Henry Schein Inc.                            50      45.00     Jan 2007         (9,000)
                             Henry Schein Inc.                            50      50.00     Jan 2007        (19,500)
                             Invitrogen Corp.                             63      75.00     Jan 2007        (51,030)
                             Invitrogen Corp.                             50      70.00     Jan 2007        (28,000)
                             Johnson +Johnson                             50      60.00     Jan 2007        (16,000)
                             Johnson +Johnson                             41      65.00     Jan 2007        (24,600)
                             Medco Health Solutions Inc.                 100      60.00     Jan 2007        (59,000)
                             Merck + Co Inc.                              16      40.00     Jan 2007         (8,960)
                             Merck + Co Inc.                             127      32.50     Jan 2007        (19,050)
                             Merck + Co Inc.                              42      35.00     Jan 2007        (10,500)
                             Monsanto Company New                         67      70.00     Jan 2007        (16,080)
                             Monsanto Company New                         42      75.00     Jan 2007        (15,120)
                             Nektar Therapeutics                           8      25.00     Jan 2007         (4,720)
                             Onyx Pharmaceuticals Inc.                    53      30.00     Jan 2007        (37,100)
                             Osi Pharm                                    57      40.00     Jan 2007        (51,870)
                             Pfizer Inc.                                 152      25.00     Jan 2007        (28,880)
                             St Jude Med Inc.                             12      55.00     Jan 2007        (16,680)
                             Walgreen Company                             38      50.00     Jan 2007        (26,220)
                             Wyeth                                       126      50.00     Jan 2007        (44,100)
                             Wyeth                                        51     110.00     Jan 2007        (23,430)
                             Zimmer Holdings Inc.                         24      70.00     Jan 2007        (14,640)
                             Myogen Inc.                                  14      30.00     Jan 2008         (7,980)
                                                                  ----------                           ------------
                                                                       5,037                           ($ 2,708,435)

REAL RETURN BOND             PUTS
                             US Treasury Bonds Futures                    45     $110.00    May 2006   ($    75,234)
                                                                  ----------                           ------------
                                                                          45                           ($    75,234)

SPECTRUM INCOME              PUTS
                             US Treasury Bond Futures                      1     108.00     May 2006   ($       734)
                                                                  ----------                           ------------
                                                                           1                           ($       734)

STRATEGIC INCOME             CALLS
                             CAD Call/USD Put                        850,000   $   1.12     Jun 2006   ($     2,318)
                                                                  ----------                           ------------
                                                                     850,000                           ($     2,318)

TOTAL RETURN                 CALLS
                             Interest Rate Swap 3 Month LIBOR     15,000,000   $   4.50     Apr 2006              -
                             Interest Rate Swap 3 Month LIBOR      8,000,000       4.54     Apr 2006              -
                             U S Treasury Notes 10 Year Futures          243     109.00     May 2006   ($    15,188)
                             U S Treasury Notes 10 Year Futures           47     108.00     May 2006         (8,813)
                             U S Treasury Notes 10year Futures            62     110.00     May 2006           (969)
                             Interest Rate Swap 3 Month LIBOR      3,000,000       4.00     Jun 2006              -
                             Swap Option 3 Month LIBOR            17,000,000       4.53     Aug 2006         (3,060)
                             Interest Rate Swap 3 Month LIBOR      9,000,000       4.78     Aug 2006         (7,695)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                            NUMBER OF   EXERCISE  EXPIRATION
       PORTFOLIO                    NAME OF ISSUER          CONTRACTS    PRICE       DATE         VALUE
-----------------------  --------------------------------  -----------  --------  ----------  -------------
TOTAL RETURN, CONTINUED  CALLS
                         Eurodollor Futures                         61  $  95.50   Sep 2006   ($     1,525)
                         Interest Rate Swap 3 Month LIBOR   15,000,000      4.54   Oct 2006         (8,820)
                         Swap Option 3 Month LIBOR          12,000,000      4.30   Oct 2006         (2,160)
                         Swap Option 3 Month LIBOR          24,000,000      4.56   Oct 2006        (18,504)
                         Swap Option 3 Month LIBOR           4,000,000      4.31   Oct 2006           (864)
                         Swap Option 3 Month LIBOR           7,000,000      4.31   Oct 2006         (1,645)
                         Swap Option 3 Month LIBOR          19,000,000      4.85   Dec 2006        (69,502)
                         Swap Option 3 Month LIBOR          20,000,000      5.04   Mar 2007       (151,420)
                         Swap Option 3 Month LIBOR          10,000,000      5.04   Mar 2007        (75,710)
                                                           -----------                        ------------
                                                           140,000,413                        ($   365,874)

                         PUTS
                         U S Treasnotes 10 Year Futures            486  $ 105.00   May 2006   ($   129,094)
                         Japanese Yen                        7,400,000    112.00   May 2006        (22,947)
                         Eurodollar Futures                         47     95.00   Sep 2006        (36,425)
                         Eurodollar Futures                        244     95.25   Sep 2006       (321,775)
                         Eurodollar Futures                         61     95.50   Sep 2006       (117,044)
                         Swap Option 6 Month LIBOR          31,300,000      4.50   Dec 2006       (211,494)
                         Eurodollar Futures                        102     95.00   Dec 2006        (93,075)
                         Eurodollar Futures                         48     95.25   Dec 2006        (66,600)
                         Eurodollar Futures                        938     95.25   Dec 2006     (1,301,475)
                         Eurodollar Futures                        109     95.25   Dec 2006       (151,238)
                         Eurodollar Futures                         63     95.00   Dec 2006        (57,488)
                         Eurodollar Futures                         96     95.50   Dec 2006       (185,400)
                         Eurodollar Futures                         54     95.50   Dec 2006       (104,288)
                         Eurodollar Futures                         63     95.25   Mar 2007        (87,806)
                                                           -----------                        ------------
                                                            38,702,311                        ($ 2,886,147)

VALUE & RESTRUCTURING    CALLS
                         Devon Energy Corp.                        125  $  70.00   Apr 2006   ($       625)
                                                           -----------                        ------------
                                                                   125                        ($       625)

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, TOTAL RETURN AND REAL RETURN BOND AS OF MARCH 31, 2006:

                                                                      PAYMENTS
                          NOTIONAL               PAYMENTS MADE       RECEIVED BY    TERMINATION   APPRECIATION
     PORTFOLIO             AMOUNT    CURRENCY     BY PORTFOLIO        PORTFOLIO        DATE      (DEPRECIATION)
-------------------      ----------  --------  -----------------  ----------------  -----------  --------------
Global Bond
                         29,900,000    AUD      6 Month BBR-BBSW       Fixed 6.00%    Jun 2010     $ 148,146
                         31,200,000    AUD         6 Month LIBOR       Fixed 6.00%    Jun 2010       154,158
                         17,100,000    AUD           Fixed 6.00%  6 Month BBR-BBSW    Jun 2015      (126,565)
                         17,800,000    AUD           Fixed 6.00%     6 Month LIBOR    Jun 2015      (131,502)
                          3,600,000    CAD           Fixed 5.50%       3 Month CBK    Dec 2014       (81,888)
                          4,000,000    CAD           Fixed 5.50%       3 Month CBK    Dec 2014       (90,987)
                          4,800,000    CAD           Fixed 5.50%       3 Month CBK    Dec 2014      (109,184)
                          7,100,000    CAD           Fixed 5.50%       3 Month CBK    Dec 2014      (161,501)
                          1,100,000    CAD     3 Month CBK LIBOR       Fixed 4.50%    Jun 2025       (42,014)
                          2,100,000    CAD     3 Month CBK LIBOR       Fixed 4.50%    Jun 2025       (82,223)
                            300,000    EUR       6 Month EURIBOR       Fixed 4.00%    Jun 2010         4,021
                          1,300,000    EUR       6 Month EURIBOR       Fixed 4.00%    Jun 2010        17,430
                          2,100,000    EUR       6 Month EURIBOR       Fixed 4.00%    Jun 2010        24,755
                          3,400,000    EUR       6 Month EURIBOR       Fixed 4.00%    Jun 2010        45,585
                          5,300,000    EUR       6 Month EURIBOR       Fixed 4.00%    Jun 2010        70,977
                          9,900,000    EUR           Fixed 3.75%   6 Month EURIBOR    Jun 2011        12,009
                            200,000    EUR           Fixed 5.00%   6 Month EURIBOR    Jun 2012       (15,146)
                         12,300,000    EUR           Fixed 5.00%   6 Month EURIBOR    Jun 2012      (931,451)
                          1,340,000    EUR           Fixed 4.00%   6 Month EURIBOR    Dec 2014        (6,924)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, TOTAL RETURN AND REAL RETURN BOND, CONTINUED:

                                                                             PAYMENTS
                            NOTIONAL                   PAYMENTS MADE        RECEIVED BY      TERMINATION    APPRECIATION
      PORTFOLIO              AMOUNT       CURRENCY      BY PORTFOLIO         PORTFOLIO          DATE       (DEPRECIATION)
----------------------   --------------   --------   -----------------   -----------------   -----------   --------------
Global Bond, continued
                              5,300,000      EUR           Fixed 4.00%     6 Month EURIBOR     Dec 2014    ($    21,358)
                              9,300,000      EUR           Fixed 4.00%     6 Month EURIBOR     Dec 2014         (53,304)
                             21,200,000      EUR           Fixed 4.00%     6 Month EURIBOR     Dec 2014         (85,433)
                             26,500,000      EUR           Fixed 4.00%     6 Month EURIBOR     Dec 2014        (152,471)
                              8,400,000      EUR           Fixed 4.50%     6 Month EURIBOR     Jun 2015        (409,927)
                             37,700,000      EUR           Fixed 4.50%     6 Month EURIBOR     Jun 2015      (1,908,091)
                              1,300,000      EUR       6 Month EURIBOR         Fixed 6.00%     Jun 2034         225,692
                              3,700,000      EUR       6 Month EURIBOR         Fixed 6.00%     Jun 2034         638,912
                              3,800,000      EUR       6 Month EURIBOR         Fixed 6.00%     Jun 2034         656,561
                             10,200,000      EUR       6 Month EURIBOR         Fixed 6.00%     Jun 2034       1,739,256
                              3,400,000      GBP     6 Month BBA LIBOR         Fixed 5.00%     Sep 2010          28,718
                              3,900,000      GBP     6 Month BBA LIBOR         Fixed 5.00%     Sep 2010          32,941
                             59,400,000      GBP     6 Month BBA LIBOR         Fixed 5.00%     Sep 2010         501,720
                             63,800,000      GBP     6 Month BBA LIBOR         Fixed 5.00%     Sep 2010         538,884
                              5,100,000      GBP           Fixed 5.00%   6 Month BBA LIBOR     Dec 2019        (166,759)
                              2,100,000      GBP           Fixed 4.00%       6 Month LIBOR     Dec 2025          32,266
                              4,500,000      GBP           Fixed 4.00%       6 Month LIBOR     Dec 2025          69,141
                                300,000      GBP           Fixed 5.00%       6 Month LIBOR     Jun 2034         (44,308)
                              1,300,000      GBP           Fixed 5.00%       6 Month LIBOR     Jun 2034        (191,178)
                              1,700,000      GBP           Fixed 5.00%   6 Month BBA LIBOR     Jun 2034        (251,077)
                              2,200,000      GBP           Fixed 5.00%   6 Month BBA LIBOR     Jun 2034        (324,923)
                             58,600,000      HKD          Fixed 4.235%       3 Month HIBOR     Dec 2008          90,094
                          5,000,000,000      JPY         6 Month LIBOR         Fixed 1.00%     Mar 2008        (110,272)
                            310,000,000      JPY           Fixed 1.30%       6 Month LIBOR     Sep 2011          42,447
                            330,000,000      JPY           Fixed 0.80%   6 Month BBA LIBOR     Mar 2012         140,153
                            670,000,000      JPY           Fixed 2.00%   6 Month BBA LIBOR     Jun 2012        (101,283)
                            325,000,000      JPY           Fixed 2.00%   6 Month BBA LIBOR     Dec 2013         (29,148)
                          3,580,000,000      JPY           Fixed 2.00%       6 Month LIBOR     Dec 2013        (320,591)
                          1,455,000,000      JPY           Fixed 1.50%       6 Month LIBOR     Jun 2015         530,237
                          1,900,000,000      JPY           Fixed 1.50%       6 Month LIBOR     Jun 2015         693,745
                          2,180,000,000      JPY           Fixed 1.50%       6 Month LIBOR     Jun 2015         795,981
                             54,000,000      USD     3 Month BBA LIBOR         Fixed 3.00%     Jun 2006        (212,011)
                            111,000,000      USD     3 Month BBA LIBOR         Fixed 3.00%     Jun 2006        (435,800)
                            344,600,000      USD     3 Month BBA LIBOR         Fixed 5.00%     Dec 2007      (1,006,330)
                              5,100,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2008          29,150
                              4,500,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2011          61,979
                             28,600,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2011         393,914
                             44,200,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2011         608,775
                             70,400,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2011         969,633
                              1,900,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2013          38,688
                             42,000,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2013         855,209
                              2,900,000      USD     3 Month BBA LIBOR         Fixed 5.50%     Dec 2014           4,869
                              4,700,000      USD     3 Month BBA LIBOR         Fixed 5.50%     Dec 2014           7,892
                              2,100,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016          64,577
                              4,400,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016         135,422
                             11,800,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016         363,177
                             32,900,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016       1,012,588
                             33,500,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016       1,031,054
                             38,100,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016       1,172,632
                                400,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2026          23,779
                              3,300,000      USD     3 Month BBA LIBOR         Fixed 5.50%     Dec 2014           5,541
                                                                                                           ------------
                                                                                                           $  6,409,059


JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                            PAYMENTS
                            NOTIONAL                  PAYMENTS MADE        RECEIVED BY      TERMINATION    APPRECIATION
   PORTFOLIO                 AMOUNT      CURRENCY      BY PORTFOLIO         PORTFOLIO          DATE       (DEPRECIATION)
----------------         -------------   --------   -----------------   -----------------   -----------   --------------
Real Return Bond
                             2,000,000      EUR              FRCPXTOB         Fixed 2.09%     Oct 2010    $      3,484
                             1,800,000      EUR              FRCPXTOB       Fixed 2.1025%     Oct 2010           3,600
                             2,700,000      EUR              FRCPXTOB       Fixed 2.1455%     Oct 2010          11,135
                             2,600,000      EUR              FRCPXTOB         Fixed 2.04%     Feb 2011          (9,389)
                             5,700,000      EUR           Fixed 4.50%     6 Month EURIBOR     Jun 2015        (288,491)
                             3,400,000      EUR              FRCPXTOB       Fixed 2.1375%     Jan 2016         (19,995)
                             3,000,000      USD     3 Month BBA LIBOR         Fixed 5.00%     Jun 2011         (41,320)
                             2,500,000      USD     3 Month BBA LIBOR         Fixed 5.00%     Jun 2011         (34,433)
                             8,500,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2013         173,078
                               100,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016           1,327
                            24,100,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016         741,743
                            27,700,000      USD           Fixed 5.00%   3 Month BBA LIBOR     Jun 2016         852,543
                             5,000,000      USD           Fixed 5.00%       3 Month LIBOR     Jun 2016         153,889
                                                                                                          ------------
                                                                                                          $  1,547,171

Total Return
                             1,100,000      EUR              FRCPXTOB         Fixed 2.09%     Oct 2010    $      1,916
                             4,800,000      EUR              FRCPXTOB       Fixed 2.1025%     Oct 2010           9,601
                             1,100,000      EUR              FRCPXTOB       Fixed 2.1455%     Oct 2010           4,536
                            36,300,000      GBP         6 Month LIBOR         Fixed 5.00%     Jun 2007         140,590
                            19,700,000      GBP         6 Month LIBOR         Fixed 4.50%     Sep 2009        (251,172)
                            12,500,000      GBP         6 Month LIBOR         Fixed 5.00%     Jun 2011         169,274
                               800,000      GBP           Fixed 4.00%       6 Month LIBOR     Dec 2035            (119)
                           130,000,000      JPY           Fixed 2.00%       6 Month LIBOR     Jun 2012         (19,652)
                           258,000,000      JPY           Fixed 2.00%       6 Month LIBOR     Jun 2012         (39,001)
                           390,000,000      JPY           Fixed 2.00%       6 Month LIBOR     Jun 2012         (58,956)
                         1,005,000,000      JPY           Fixed 2.00%       6 Month LIBOR     Jun 2012        (151,924)
                            16,000,000      USD         3 Month LIBOR         Fixed 3.00%     Jun 2006         (62,818)
                            15,000,000      USD         3 Month LIBOR         Fixed 3.00%     Jun 2006         (58,892)
                             9,800,000      USD         3 Month LIBOR         Fixed 3.00%     Jun 2006         (38,476)
                            20,100,000      USD         3 Month LIBOR         Fixed 5.00%     Jun 2011        (276,841)
                             6,300,000      USD         3 Month LIBOR         Fixed 5.00%     Jun 2011         (86,771)
                             4,000,000      USD         3 Month LIBOR         Fixed 5.00%     Jun 2016        (123,111)
                               800,000      USD           Fixed 5.00%       3 Month LIBOR     Jun 2026          47,557
                             2,400,000      USD         3 Month LIBOR         Fixed 5.00%     Dec 2035        (101,758)
                             4,200,000      USD         3 Month LIBOR         Fixed 5.00%     Jun 2036        (301,326)
                             2,700,000      USD         3 Month LIBOR         Fixed 5.00%     Jun 2036        (193,709)
                                                                                                          ------------
                                                                                                          ($ 1,391,052)

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of March 31, 2006:

                                                                                      ANNUAL
                                                                                     PAYMENTS
                                                                                       MADE/
                                                                                     RECEIVED
                                                                       NOTIONAL         BY      TERMINATION    APPRECIATION
 PORTFOLIO             DEFAULT AMOUNT               ISSUER              AMOUNT      PORTFOLIO      DATE       (DEPRECIATION)
-----------         -------------------   ------------------------   ------------   ---------   -----------   --------------
Global Bond
                    PROTECTION RECEIVED
                         $ 10,000,000          Dow Jones CDX NA IG   $  6,944,000      0.50%     Mar 2010         $ 39,832
                           10,000,000          Dow Jones CDX NA IG      1,984,000      0.50%     Mar 2010           11,380
                           10,000,000     J.C. Penny Company, Inc.        500,000      0.90%     Sep 2010            8,613
                           10,000,000     J.C. Penny Company, Inc.        500,000      0.94%     Sep 2010            9,411
                           10,000,000           Republic of Turkey      1,900,000     -2.70%     Sep 2010          (94,684)
                                                                                                                 ---------
                                                                                                                 ($ 25,448)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                                            ANNUAL
                                                                                           PAYMENTS
                                                                                             MADE/
                                                                                           RECEIVED
                                                                              NOTIONAL        BY       TERMINATION    APPRECIATION
   PORTFOLIO            DEFAULT AMOUNT                 ISSUER                  AMOUNT      PORTFOLIO      DATE       (DEPRECIATION)
----------------     -------------------   ------------------------------   ------------   ---------   -----------   --------------
Real Return Bond
                     PROTECTION RECEIVED
                        $  10,000,000            Ford Motor Credit CDS SP   $  1,500,000      3.10%     Jun 2006      $   1,463
                           10,000,000      General Motor Acceptance Corp.      1,000,000      3.83%     Jun 2006          2,848
                           10,000,000      General Motor Acceptance Corp.      1,000,000      4.15%     Jun 2006          3,572
                           10,000,000      General Motor Acceptance Corp.      1,000,000      4.25%     Jun 2006          3,798
                           10,000,000      General Motor Acceptance Corp.        500,000      1.70%     Sep 2006         (3,818)
                           10,000,000      General Motor Acceptance Corp.        100,000      1.70%     Sep 2006           (764)
                           10,000,000      General Motor Acceptance Corp.        300,000      1.80%     Sep 2006         (2,150)
                           10,000,000      General Motor Acceptance Corp.      1,500,000      2.45%     Sep 2007        (25,937)
                           10,000,000      General Motor Acceptance Corp.      1,000,000      2.65%     Sep 2007        (14,598)
                                                                                                                     ----------
                                                                                                                     ($  35,586)

Total Return
                     PROTECTION RECEIVED
                        $  10,000,000                  Brazil Global Bond   $  1,000,000      1.95%     Apr 2016     ($  21,279)
                           10,000,000                 Dow Jones CDX NA IG      2,900,000     -0.85%     Dec 2010         (5,998)
                           10,000,000                Ford Motor Credit SP        250,000      2.70%     Jun 2007         (1,279)
                           10,000,000                Ford Motor Credit SP        300,000      3.35%     Jun 2006            462
                           10,000,000                Ford Motor Credit SP      4,000,000      4.70%     Dec 2006         48,853
                           10,000,000                Ford Motor Credit SP      5,000,000      4.75%     Dec 2006         62,830
                           10,000,000      General Motor Acceptance Corp.      7,700,000      1.70%     Sep 2006        (58,800)
                           10,000,000      General Motor Acceptance Corp.        800,000      1.80%     Sep 2006         (5,734)
                           10,000,000      General Motor Acceptance Corp.      3,300,000      2.80%     Jun 2006          1,715
                           10,000,000      General Motor Acceptance Corp.      3,000,000      2.90%     Jun 2006          2,237
                           10,000,000                  Mexico Global Note        700,000      0.92%     Mar 2016         (2,974)
                           10,000,000                  Republic of Turkey      5,000,000     -2.25%     Sep 2010       (161,704)
                           10,000,000                  Russian Federation      1,100,000      0.58%     Jun 2006          1,063
                           10,000,000                  Russian Federation        200,000      0.62%     Mar 2007            611
                           10,000,000                  Russian Federation        100,000      0.77%     May 2007            503
                                                                                                                     ----------
                                                                                                                     ($ 139,494)

At March 31, 2006, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                   NET TAX BASIS
                                                   APPRECIATION/      TAX BASIS         TAX BASIS
         PORTFOLIO             TAX BASIS COST     (DEPRECIATION)     APPRECIATION      DEPRECIATION
---------------------------   -----------------   --------------    --------------   ----------------
500 Index                     $  1,473,250,852    $  132,455,105    $  290,611,752   ($  158,156,647)
500 Index B                      1,032,388,865       110,013,618       190,353,507       (80,339,889)
Active Bond                      2,395,133,346       (50,752,650)        6,349,281       (57,101,931)
All Cap Core                       243,180,961        14,580,834        18,389,196        (3,808,362)
All Cap Growth                     409,672,451        53,903,828        57,679,137        (3,775,309)
All Cap Value                      296,235,857        35,392,784        37,085,728        (1,692,944)
American Blue Chip & Growth        165,675,146        33,817,604        33,817,604                 -
American Bond Fund                 252,746,947         2,053,540         2,053,540                 -
American Growth                  1,058,812,976       270,483,514       270,483,514                 -
American Growth-Income             870,461,760       121,063,123       121,063,123                 -
American International             607,810,558       160,686,524       160,686,524                 -
Blue Chip Growth                 2,288,064,072       378,141,095       422,807,538       (44,666,443)
Bond Index A                        69,930,566          (419,666)              265          (419,931)
Bond Index B                       232,820,326        (2,188,336)        1,511,933        (3,700,269)
Capital Appreciation               317,283,198        35,802,932        37,384,992        (1,582,060)
Classic Value                       38,393,182         2,448,561         3,299,668          (851,107)
Core Bond                          200,334,615        (2,775,546)          272,423        (3,047,969)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                       NET TAX BASIS
                                                       APPRECIATION/         TAX BASIS          TAX BASIS
         PORTFOLIO                TAX BASIS COST      (DEPRECIATION)       APPRECIATION        DEPRECIATION
----------------------------      --------------      --------------       ------------       --------------
Core Equity                       $  568,436,839      $   53,007,506       $ 61,345,415       ($  8,337,909)
Dynamic Growth                       183,536,449          55,211,837         58,459,978          (3,248,141)
Emerging Growth                       26,193,720           5,123,203          5,551,628            (428,425)
Emerging Small Company               372,435,422          76,711,158         85,008,532          (8,297,374)
Equity Income                      2,245,767,622         342,275,058        407,471,870         (65,196,812)
Financial Services                   134,327,030          44,652,797         45,351,904            (699,107)
Fundamental Value                    905,383,083         209,342,618        224,902,022         (15,559,404)
Global Allocation                    214,655,599          16,195,886         19,350,813          (3,154,927)
Global Bond                          926,261,365          (2,381,820)        16,877,206         (19,259,026)
Global                               397,301,463          66,126,176         76,986,194         (10,860,018)
Growth & Income                    1,177,953,826          32,784,965         76,377,318         (43,592,353)
Growth & Income II                 1,910,770,946         278,813,832        336,275,506         (57,461,674)
Health Sciences                      232,312,157          36,216,835         53,612,796         (17,395,961)
High Yield                         2,200,173,243          (6,781,110)        43,465,546         (50,246,656)
Income & Value                       619,745,883          70,930,740         84,043,145         (13,112,405)
Index Allocation                      10,760,521             101,634            116,206             (14,572)
International Equity Index B         447,888,566          83,895,400         87,707,679          (3,812,279)
International Equity Index A         208,397,601          34,563,631         36,251,432          (1,687,801)
International Opportunities          439,779,181          69,319,657         70,448,999          (1,129,342)
International Small Cap              613,696,484         134,168,359        154,998,514         (20,830,155)
International Stock                1,066,652,062         174,509,505        179,259,646          (4,750,141)
International Value                1,459,340,953         191,463,945        217,012,975         (25,549,031)
Investment Quality Bond              463,361,779           2,264,129         11,202,718          (8,938,589)
Large Cap Growth                     535,887,022          55,681,116         64,816,704          (9,135,588)
Large Cap                            142,303,330          10,965,691         12,862,396          (1,896,705)
Large Cap Value                      246,403,316          41,232,886         43,256,706          (2,023,820)
Lifestyle Aggress 1000               517,890,944          78,834,639         79,009,978            (175,339)
Lifestyle Balanced 640             5,979,914,524         463,411,175        480,312,650         (16,901,475)
Lifestyle Conservative 280           603,995,177          16,526,577         20,949,063          (4,422,486)
Lifestyle Growth 820               6,531,120,840         644,952,798        656,739,255         (11,786,457)
Lifestyle Moderate 460             1,470,318,888          79,225,559         88,294,742          (9,069,183)
Managed                            2,060,342,255          29,919,610         81,683,288         (51,763,678)
Mid Cap Core                         389,286,779          16,625,035         20,756,941          (4,131,906)
Mid Cap Index                        390,729,018          80,914,312         91,666,952         (10,752,640)
Mid Cap Stock                      1,160,653,550         142,993,233        156,010,456         (13,017,223)
Mid Cap Value                        629,450,416         118,826,006        132,456,176         (13,630,170)
Mid Value                            189,041,727          18,823,737         23,953,918          (5,130,181)
Natural Resources                    687,055,765         334,175,211        337,558,350          (3,383,139)
Overseas Equity                      260,011,739          64,573,194         66,360,895          (1,787,701)
Pacific Rim                          202,232,403          50,944,868         53,420,125          (2,475,257)
Quantitative All Cap                 337,129,665          22,971,984         30,954,397          (7,982,413)
Quantitative Mid Cap                  43,371,107           7,083,459          7,307,014            (223,555)
Quantitative Value                   251,422,739           8,461,339         12,142,423          (3,681,084)
Real Estate Securities             1,242,565,530         299,342,578        299,669,653            (327,075)
Real Return Bond                   1,581,614,056          (7,601,350)           521,486          (8,122,836)
Science & Technology                 469,372,558          27,167,898         40,303,004         (13,135,106)
Short Term Bond Fund                 214,930,561          (3,246,698)           520,377          (3,767,075)
Small Cap Growth                     338,166,593          57,713,007         62,933,996          (5,220,989)
Small Cap Index                      397,053,119          90,805,703        102,452,948         (11,647,245)
Small Cap Opportunities              465,280,871          79,955,442         92,080,222         (12,124,780)
Small Cap                            198,646,783          22,129,257         25,894,975          (3,765,718)
Small Cap Value (Wellington)         334,984,139          46,107,736         51,139,592          (5,031,856)
Small Company Growth                  62,669,264           9,031,962         10,413,129          (1,381,167)
Small Company                         59,020,834           8,997,936         10,066,549          (1,068,613)
Small Company Value                  606,086,024         250,957,630        266,479,802         (15,522,172)
Special Value                         90,343,034           9,565,188         11,143,892          (1,578,704)
Spectrum Income                      704,488,731           4,388,874         11,240,673          (6,851,799)
Strategic Bond                     1,085,226,085          (7,990,342)         6,368,103         (14,358,445)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                       NET TAX BASIS
                                                       APPRECIATION/         TAX BASIS          TAX BASIS
       PORTFOLIO                  TAX BASIS COST      (DEPRECIATION)       APPRECIATION        DEPRECIATION
------------------------          --------------      --------------       ------------       --------------
Strategic Income                  $   36,510,570      $       41,095       $    734,583       ($    693,488)
Strategic Opportunities              467,598,460          75,822,167         81,397,671          (5,575,504)
Strategic Value                      188,744,866          12,055,070         17,871,540          (5,816,470)
Total Return                       1,821,215,931         (13,895,017)         6,334,134         (20,229,151)
Total Stock Market Index             396,669,055          67,597,448         78,088,504         (10,491,056)
US Global Leaders Growth             474,179,542          17,983,296         26,957,950          (8,974,654)
US Government Sec                    624,447,131          (4,304,189)           689,475          (4,993,664)
US High Yield Bond                   196,868,493             858,115          1,950,709          (1,092,594)
US Large Cap                         572,217,363          82,896,985        100,075,343         (17,178,358)
US Multi Sector                    1,056,474,430          44,741,124         58,941,814         (14,200,690)
Utilities                            150,454,427           9,923,883         12,686,642          (2,762,759)
Value & Restructuring                187,581,419          17,928,937         20,442,131          (2,513,194)
Value                                273,117,461          49,480,338         54,743,223          (5,262,885)
Vista                                 75,128,479          11,383,481         11,904,565            (521,084)

For information regarding the Trust's policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Trust's most recent Annual Report dated December 31, 2005.

JHT HAS FIVE MASTER-FEEDER FUNDS WHICH INVEST EXCLUSIVELY IN CLASS 2 SHARES OF THE AMERICAN GROWTH FUND, THE AMERICAN INTERNATIONAL FUND, THE AMERICAN BLUE CHIP INCOME AND GROWTH FUND, THE AMERICAN GROWTH-INCOME FUND, AND THE AMERICAN BOND FUND, EACH OF WHICH ARE SERIES OF AMERICAN FUND INSURANCE SERIES ("AFIS"). FORM N-Q FOR THE PERIOD ENDED MARCH 31, 2006 FOR THE AFIS MASTER FUNDS WAS FILED UNDER CIK NUMBER 0000729528, FILE # 811-03857 ON OR ABOUT ON MAY 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Trust

By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: May 30, 2006

By: /S/ John G. Vrysen
John G. Vrysen
Vice President & Chief Financial Officer

Date: May 30, 2006